Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.6%

Ambac Assurance Corp. 5.100% due 06/07/2020	$43	$61
Ambac LSNI LLC 7.319% due 02/12/2023 ~	185	189
Preferred Term Securities Ltd.
2.760% (US0003M + 0.350%) due 03/22/2038 ~	28,901	26,733
3.470% (US0003M + 0.860%) due 07/03/2033 ~	1,958	1,860
		28,843
INDUSTRIALS 0.2%

CVS Pass-Through Trust 5.880% due 01/10/2028	1,092	1,207
Times Square Hotel Trust 8.528% due 08/01/2026	4,156	4,873
UAL Pass-Through Trust 6.636% due 01/02/2024	883	939
		7,019
Total Corporate Bonds & Notes (Cost $34,795)		35,862

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.0%

North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011 3.692% (US0003M) due 04/01/2040 ~	450	457

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	3,180	3,211
Total Municipal Bonds & Notes (Cost $3,453)		3,668

U.S. GOVERNMENT AGENCIES 27.4%

Fannie Mae
1.770% due 12/25/2021 •	1	1
2.560% due 03/25/2036 •	30	29
2.644% due 05/25/2032 •	7	7
2.670% due 08/25/2031 •	105	102
2.757% due 07/25/2037 •	1,750	1,721
2.766% due 05/01/2025 •	2	3
2.794% due 09/17/2027 •	2	2
2.854% due 06/25/2021 - 02/25/2033 •	73	72
2.904% due 01/25/2020 - 03/25/2022 •	4	3
2.954% due 12/25/2021 •	1	1
2.982% due 11/18/2031 •	2	2
3.054% due 11/25/2031 •	36	37
3.104% due 04/25/2022 •	1	1
3.154% due 05/25/2022 •	3	3
3.254% due 10/25/2020 •	1	1
3.304% due 08/25/2023 •	6	6
3.404% due 12/25/2023 - 04/25/2032 •	13	13
3.554% due 10/25/2022 - 09/25/2023 •	5	5
3.682% due 03/01/2044 - 10/01/2044 •	56	57
3.882% due 11/01/2030 - 10/01/2040 •	29	29
3.889% due 05/01/2036 •	10	10
3.898% due 02/01/2033 •	116	119
4.000% due 12/25/2023 •	10	10
4.000% due 11/25/2033	85	91
4.125% due 10/01/2028 •	5	6
4.155% due 06/01/2033 •	9	9
4.208% due 03/01/2035 •	11	11
4.219% due 11/01/2034 •	2	2
4.250% due 10/01/2027 •	1	1
4.254% due 09/01/2033 •	26	27
4.255% due 03/01/2030 •	8	8
4.325% due 08/01/2033 •	11	11
4.345% due 10/01/2031 •	5	5
4.356% due 07/01/2035 •	13	13

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.358% due 04/01/2036 •	4	4
4.360% due 11/01/2035 •	1	1
4.373% due 03/01/2035 •	10	10
4.388% due 10/01/2034 •	4	4
4.411% due 09/01/2033 •	5	5
4.429% due 02/01/2035 •	6	6
4.436% due 01/01/2035 •	6	7
4.449% due 12/01/2033 •	1	1
4.500% due 09/01/2033 •	8	8
4.502% due 10/01/2032 •	11	12
4.531% due 11/01/2032 •	23	24
4.535% due 11/01/2034 •	12	13
4.537% due 04/01/2033 •	10	10
4.558% due 05/01/2036 •	6	6
4.561% due 05/01/2034 •	24	25
4.590% due 05/01/2033 •	20	21
4.591% due 07/01/2033 •	7	7
4.620% due 09/01/2030 •	17	18
4.625% due 09/01/2032 •	15	15
4.634% due 12/01/2035 •	12	13
4.650% due 07/01/2033 •	7	8
4.654% due 09/01/2033 •	7	7
4.669% due 03/01/2033 •	1	1
4.689% due 12/01/2036 •	12	12
4.708% due 02/01/2035 •	7	7
4.717% due 12/01/2036 •	13	14
4.730% due 08/01/2035 •	13	14
4.750% due 04/01/2032 •	13	13
4.753% due 03/01/2032 •	23	23
4.775% due 01/01/2033 •	18	18
4.794% due 04/01/2034 •	2	2
4.799% due 03/01/2035 •	7	8
4.815% due 04/01/2036 •	15	16
4.821% due 01/01/2037 •	6	6
4.855% due 06/01/2033 •	9	9
4.875% due 03/01/2029 •	5	5
5.000% due 06/25/2023 - 11/25/2032	438	523
5.164% due 06/01/2033 •	71	75
5.500% due 09/25/2035	1,636	2,142
6.500% due 06/25/2028	23	25
7.000% due 07/25/2042	5	6
7.500% due 08/25/2021 - 07/25/2022	10	10
8.500% due 01/25/2025 - 04/01/2032	41	43
13.196% due 08/25/2021 •	2	2
Fannie Mae UMBS
2.500% due 02/01/2023	291	293
3.000% due 12/01/2026 - 10/01/2046	4,484	4,581
3.500% due 03/01/2040 - 06/01/2049	130,603	134,488
4.000% due 11/01/2041 - 03/01/2049	71,907	74,680
8.500% due 09/01/2021 - 06/01/2030	19	21
Fannie Mae UMBS, TBA
2.500% due 07/01/2034	20,000	20,131
3.000% due 08/01/2034 - 09/01/2049	48,000	48,731
3.500% due 07/01/2049 - 09/01/2049	480,620	491,121
4.000% due 07/01/2049 - 08/01/2049	412,705	426,420
Freddie Mac
0.482% due 01/25/2034 ~(a)	86,582	4,649
0.835% due 12/25/2022 ~(a)	89,351	1,142
0.930% due 03/25/2034 ~(a)	68,704	5,771
1.940% due 10/15/2022 •	3	3
2.534% due 08/25/2031 •	63	63
2.584% due 10/25/2029 •	1	1
2.644% due 10/15/2032 •	7	7
2.744% due 12/15/2029 •	10	10
2.844% due 12/15/2031 •	3	3
2.944% due 04/15/2022 - 08/15/2031 •	10	10
3.000% due 09/01/2046 - 09/01/2048	55,895	56,436
3.094% due 06/15/2022 •	1	1
3.270% due 09/25/2023 ~	134	134
3.390% due 02/15/2021 - 05/15/2023 •	9	9
3.488% due 02/25/2045 •	15	15
3.500% due 07/01/2046 - 02/01/2048	490	507
3.540% due 05/15/2023 •	3	3
3.704% due 10/25/2044 •	2,412	2,438
3.904% due 07/25/2044 •	532	547
4.000% due 10/15/2033 - 05/01/2049	5,385	5,580
4.101% due 09/01/2035 •	7	8
4.336% due 05/01/2026 •	7	7
4.515% due 09/01/2033 •	28	30
4.522% due 10/01/2033 •	1	1
4.527% due 10/01/2034 •	14	15
4.590% due 09/01/2035 •	8	9
4.599% due 01/01/2035 •	7	7
4.631% due 09/01/2028 •	3	3
4.684% due 01/01/2035 •	8	8
4.704% due 11/01/2034 •	20	21

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.711% due 07/01/2037 •	7	7
4.713% due 03/01/2028 •	4	4
4.737% due 01/01/2035 •	6	7
4.740% due 11/01/2023 •	1	1
4.747% due 11/01/2034 •	22	24
4.750% due 02/01/2035 •	4	4
4.751% due 12/01/2033 •	37	39
4.752% due 04/01/2032 •	74	76
4.796% due 02/01/2035 •	12	12
4.797% due 08/01/2023 •	5	5
4.807% due 04/01/2034 •	13	14
4.811% due 02/01/2035 •	16	17
4.847% due 04/01/2035 •	138	141
4.848% due 04/01/2033 •	2	2
4.852% due 02/01/2026 •	1	1
4.887% due 03/01/2032 •	34	35
4.915% due 03/01/2030 •	6	6
4.961% due 03/01/2034 •	18	19
4.981% due 02/01/2035 •	21	22
5.000% due 02/15/2036	255	281
5.145% due 02/01/2036 •	10	10
5.500% due 05/15/2036	19	21
5.817% due 08/01/2031 •	27	29
6.500% due 03/15/2021 - 07/25/2043	418	491
7.000% due 06/15/2029	9	11
7.500% due 02/15/2023 - 01/15/2031	7	8
8.000% due 03/15/2023	9	9
Freddie Mac UMBS
3.500% due 05/01/2049	497	509
4.000% due 08/01/2048 - 03/01/2049	6,881	7,143
Ginnie Mae
2.917% due 02/20/2061 •	381	381
3.217% due 09/20/2063 •	3,624	3,647
3.625% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2021 ~	5	5
3.625% due 05/20/2030 - 05/20/2032 •	54	56
3.750% due 07/20/2029 - 09/20/2033 •	88	90
4.000% (H15T1Y + 1.500%) due 01/20/2023 ~	2	2
4.000% due 01/20/2027 - 02/20/2030 •	42	45
4.125% (H15T1Y + 1.500%) due 10/20/2026 ~	15	16
4.125% due 12/20/2027 - 10/20/2033 •	27	29
4.500% due 01/20/2034 •	11	11
Total U.S. Government Agencies (Cost $1,287,140)		1,296,751

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
2.375% due 05/15/2029 (f)	8,900	9,193
Total U.S. Treasury Obligations (Cost $9,080)		9,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.5%

Adjustable Rate Mortgage Trust
2.944% due 11/25/2035 •	700	704
2.964% due 11/25/2035 •	1,104	1,101
4.530% due 04/25/2035 ~	103	104
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	19,000	17,158
American Home Mortgage Investment Trust 4.560% due 06/25/2045 •	2,428	2,441
Ashford Hospitality Trust
3.694% due 05/15/2035 •	3,100	3,109
3.994% due 05/15/2035 •	2,300	2,304
5.144% due 05/15/2035 •	3,200	3,210
BAMLL Commercial Mortgage Securities Trust
1.391% due 09/15/2020 ~(a)	51,300	829
3.444% due 04/15/2036 •	3,500	3,507
3.594% due 03/15/2034 •	900	903
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	3,014	2,892
Banc of America Funding Trust
2.556% due 10/26/2036 ~	50,232	45,835
2.573% due 10/20/2036 •	5,430	4,881
3.058% due 04/20/2035 •	1,000	988
4.312% due 10/20/2046 ^~	457	427
4.648% due 01/20/2047 ^~	14	13
4.777% due 09/20/2046 ^~	1,851	1,804
Banc of America Mortgage Trust
4.410% due 10/25/2035 ^~	529	533
4.638% due 11/25/2033 ~	21	21
4.667% due 06/25/2035 ~	591	582
4.774% due 12/25/2033 ~	84	84
4.776% due 06/25/2034 ~	285	288
4.961% due 05/25/2033 ~	9	9
Bancorp Commercial Mortgage Trust
3.244% due 08/15/2032 •	7,281	7,272
3.594% due 08/15/2032 •	11,000	10,949

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.994% due 08/15/2032 •	7,300	7,287
Barclays Commercial Mortgage Securities Trust
1.194% due 02/15/2033 ~(a)	82,400	624
3.094% due 02/15/2033 •	29,113	28,882
3.444% due 02/15/2033 •	11,200	11,154
3.644% due 02/15/2033 •	8,200	8,167
4.444% due 02/15/2033 •	5,550	5,546
5.494% due 02/15/2033 •	35,400	35,476
Barclays UBS Trust 2.892% due 06/05/2030	27,000	26,978
BCAP LLC Trust 4.987% due 06/26/2035 ~	655	655
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	37	36
3.443% due 05/25/2034 ~	57	54
3.967% due 02/25/2035 ~	830	813
4.392% due 05/25/2047 ^~	560	531
4.436% due 02/25/2033 ~	4	4
4.551% due 02/25/2036 ^~	168	169
4.578% due 08/25/2035 ~	1,592	1,601
4.663% due 04/25/2034 ~	83	84
4.677% due 11/25/2034 ~	296	295
4.750% due 10/25/2034 ~	64	63
4.886% due 01/25/2034 ~	50	52
4.950% due 05/25/2033 ~	166	158
Bear Stearns ALT-A Trust
4.001% due 01/25/2036 ^~	507	518
4.016% due 08/25/2036 ^~	1,406	959
4.089% due 08/25/2036 ^~	1,390	1,243
4.109% due 02/25/2036 ^~	3,853	3,370
4.302% due 07/25/2035 ~	16,015	14,889
4.309% due 04/25/2035 ~	67	68
4.355% due 12/25/2033 ~	358	368
4.446% due 11/25/2035 ^~	1,492	1,210
Bear Stearns Mortgage Securities, Inc. 4.405% due 06/25/2030 ~	8	8
Bear Stearns Structured Products, Inc. Trust
3.801% due 12/26/2046 ^~	4,939	4,282
4.284% due 01/26/2036 ^~	932	828
BellaVista Mortgage Trust
2.640% due 05/20/2045 •	3,377	2,729
3.144% due 02/25/2035 •	4,855	4,023
BX Trust 3.314% due 07/15/2034 •	6,608	6,611
BXP Trust 3.379% due 06/13/2039	18,200	19,093
Chase Mortgage Finance Trust 4.167% due 12/25/2035 ^~	1,401	1,365
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.953% due 01/25/2035 ~	531	521
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	22,068
3.224% due 12/15/2036 •	9,200	9,208
3.544% due 12/15/2036 •	1,800	1,803
Citigroup Global Markets Mortgage Securities, Inc.
2.904% due 05/25/2032 •	35	35
4.740% due 09/25/2033 ~	2	2
8.500% due 05/25/2032	131	134
Citigroup Mortgage Loan Trust
3.204% due 08/25/2035 ^•	228	213
4.552% due 08/25/2035 ~	338	344
4.810% due 05/25/2035 •	21	21
4.820% due 10/25/2035 •	28	29
4.990% due 11/25/2035 •	1,272	1,285
Citigroup Mortgage Loan Trust, Inc.
2.734% due 12/25/2034 •	217	212
4.200% due 09/25/2035 •	1,103	1,095
Community Program Loan Trust 4.500% due 04/01/2029	59	60
Core Industrial Trust
3.040% due 02/10/2034	9,961	10,195
3.292% due 02/10/2037	4,907	5,161
Countrywide Alternative Loan Trust
2.563% due 02/20/2047 ^•	2,521	2,002
2.564% due 07/25/2036 •	3,084	3,012
2.578% due 12/20/2046 ^•	11,387	10,307
2.583% due 07/20/2046 ^•	888	702
2.593% due 03/20/2046 •	431	399
2.594% due 09/25/2046 ^•	527	485
2.604% due 06/25/2037 •	810	792
2.654% due 05/25/2035 •	150	133
2.674% due 02/25/2036 •	148	137
2.684% due 12/25/2035 •	575	567
2.694% due 11/25/2035 •	3,604	2,987
2.904% due 05/25/2035 ^•	318	296
2.904% due 06/25/2035 •	2,249	2,210

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.985% due 08/25/2035 ~	4,839	4,815
3.023% due 11/20/2035 •	346	333
3.024% due 10/25/2035 •	1,934	1,618
3.044% due 07/25/2035 •	7,758	7,620
3.064% due 10/25/2035 •	4,377	3,659
3.174% due 11/25/2035 •	2,483	2,434
3.344% due 03/25/2047 ^•	4,607	3,939
3.504% due 02/25/2036 •	944	891
3.754% due 11/25/2047 ^•	7,744	6,870
3.884% due 11/25/2047 ^•	14,124	12,629
5.500% due 11/25/2035 ^	1,488	1,278
5.500% due 03/25/2036 ^	97	72
5.750% due 03/25/2037 ^•	415	356
6.250% due 12/25/2033	32	33
6.500% due 11/25/2031	78	84
Countrywide Home Loan Mortgage Pass-Through Trust
2.862% due 04/25/2035 ^~	51	6
2.984% due 04/25/2035 •	30	28
3.004% due 03/25/2035 •	35	31
3.044% due 03/25/2035 •	2,309	2,291
3.084% due 02/25/2035 •	87	84
3.104% due 02/25/2035 •	672	631
3.184% due 02/25/2035 •	124	119
3.324% due 09/25/2034 •	142	101
3.927% due 08/25/2034 ~	100	98
4.178% due 08/25/2034 ^~	579	582
4.285% due 02/20/2035 ~	232	234
4.418% due 07/19/2033 ~	95	97
4.463% due 06/19/2031 ~	2	2
4.592% due 02/20/2036 ^•	157	140
4.642% due 05/19/2033 ~	9	10
4.667% due 02/20/2036 ^•	209	194
4.685% due 02/19/2034 ~	15	15
4.710% due 02/19/2034 ~	22	22
4.880% due 02/25/2034 ~	58	60
6.000% due 11/25/2037 ^	181	156
Credit Suisse First Boston Mortgage Securities Corp.
3.133% due 03/25/2032 ~	106	103
3.468% due 12/25/2032 ^~	38	33
3.554% due 09/25/2034 ^•	1,260	1,283
4.157% due 12/25/2033 ~	284	289
4.252% due 06/25/2033 ~	290	292
5.750% due 04/25/2033	11	11
6.250% due 07/25/2035	415	453
7.000% due 02/25/2033	18	20
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.201% due 07/25/2033 ~	14	14
4.753% due 10/25/2033 ~	125	126
5.500% due 11/25/2035	250	241
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058	673	681
5.750% due 12/26/2035	404	395
Credit Suisse Mortgage Capital LLC 3.304% due 09/15/2037	10,000	10,199
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	339	308
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.584% due 01/25/2047 •	7,281	6,684
Downey Savings & Loan Association Mortgage Loan Trust 3.444% due 04/19/2047 •	643	649
First Horizon Alternative Mortgage Securities Trust
4.120% due 03/25/2035 ~	182	150
4.273% due 07/25/2035 ~	9,832	9,735
4.377% due 09/25/2034 ~	1,362	1,364
4.391% due 06/25/2034 ~	1,725	1,736
FWDSecuritization Trust 2.810% due 07/25/2049 ~	230	230
GMAC Mortgage Corp. Loan Trust 5.500% due 05/25/2035 ~	12	12
GreenPoint Mortgage Funding Trust
2.614% due 04/25/2036 •	260	249
2.674% due 07/25/2035 •	129	129
2.864% due 06/25/2045 •	18,439	17,270
GS Mortgage Securities Corp. 3.924% due 10/10/2032	13,300	13,675
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	15,881
3.551% due 04/10/2034	7,490	7,726
GSMPS Mortgage Loan Trust
2.754% due 09/25/2035 •	25,163	22,446
2.754% due 01/25/2036 •	30,657	26,897
7.000% due 06/25/2043	520	590
8.000% due 09/19/2027 ~	247	246
GSR Mortgage Loan Trust
2.754% due 01/25/2034 •	9	8
4.396% due 01/25/2036 ^~	318	324

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.757% due 04/25/2035 ~	659	678
4.763% due 04/25/2035 ~	1,059	1,072
4.898% due 09/25/2035 ~	139	141
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
2.570% due 07/19/2046 ^•	2,436	1,885
2.580% due 02/19/2046 •	385	387
2.630% due 03/19/2036 ^•	326	309
2.830% due 05/19/2035 •	232	225
2.870% due 06/19/2035 •	12,439	12,534
2.945% due 06/19/2045 ^•	294	193
3.090% due 01/19/2035 •	29	26
4.153% due 11/19/2034 ~	12	13
4.554% due 08/19/2034 ~	148	149
4.908% due 12/19/2035 ^~	14	14
Impac CMB Trust 3.304% due 10/25/2033 •	26	26
Impac Secured Assets Trust
2.754% due 05/25/2036 •	60	60
2.834% due 08/25/2036 •	176	177
IndyMac Adjustable Rate Mortgage Trust 3.902% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
2.524% due 07/25/2036 •	19,693	18,252
2.594% due 09/25/2046 •	631	600
2.634% due 07/25/2046 •	22,304	21,643
2.704% due 06/25/2037 ^•	142	91
2.884% due 04/25/2035 •	158	154
2.964% due 03/25/2035 •	77	76
3.044% due 02/25/2035 •	1,422	1,394
3.044% due 07/25/2045 •	49	46
3.204% due 11/25/2034 •	4,315	4,160
3.624% due 09/25/2034 •	125	118
3.718% due 06/25/2036 ~	2,336	1,962
3.736% due 06/25/2036 ~	1,387	1,351
4.024% due 02/25/2036 ~	5,690	5,097
InTown Hotel Portfolio Trust
3.094% due 01/15/2033 •	4,600	4,597
3.444% due 01/15/2033 •	2,600	2,601
3.644% due 01/15/2033 •	2,900	2,889
4.444% due 01/15/2033 •	8,100	8,054
JPMorgan Alternative Loan Trust
2.930% due 06/27/2037 •	2,826	2,473
3.722% due 10/25/2036 ~	6,575	6,384
9.596% due 06/27/2037 ~	14,682	11,841
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	11,200	11,345
3.244% due 10/15/2032 •	5,438	5,401
3.494% due 10/15/2032 •	3,500	3,478
3.794% due 10/15/2032 •	3,600	3,577
4.534% due 10/15/2032 •	5,540	5,533
JPMorgan Mortgage Trust
4.063% due 10/25/2035 ^~	61	54
4.389% due 07/25/2035 ~	2,848	2,885
4.451% due 04/25/2035 ~	55	56
4.496% due 10/25/2035 ~	159	153
4.656% due 06/25/2035 ~	119	112
5.000% due 07/25/2036	495	454
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	348	281
Lehman XS Trust 2.634% due 04/25/2046 ^•	953	946
MASTR Adjustable Rate Mortgages Trust
2.734% due 12/25/2034 •	581	563
4.214% due 12/25/2033 ~	102	103
4.341% due 07/25/2035 ~	15,285	11,554
5.124% due 01/25/2034 ~	1	1
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.094% due 11/15/2031 •	79	80
Merrill Lynch Mortgage Investors Trust
2.884% due 08/25/2035 •	12,000	11,553
3.024% due 08/25/2028 •	9	9
3.044% due 10/25/2028 •	112	112
3.144% due 03/25/2028 •	15	15
4.344% due 04/25/2035 ~	19	18
4.644% due 08/25/2033 ~	129	20
4.691% due 11/25/2035 •	7,367	7,588
Morgan Stanley Capital Trust 3.394% due 05/15/2036 •	900	902
Morgan Stanley Mortgage Loan Trust
2.664% due 03/25/2036 •	2,359	1,935
4.533% due 10/25/2034 ~	62	63
Morgan Stanley Resecuritization Trust 2.637% due 06/26/2047 •	16,612	15,219
Motel 6 Trust
3.314% due 08/15/2034 •	18,055	18,079

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.584% due 08/15/2034 •	15,765	15,786
4.544% due 08/15/2034 •	1,585	1,595
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	549	563
New Residential Mortgage Loan Trust 4.500% due 05/25/2058	1,027	1,090
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.254% due 10/25/2034 þ	6,871	6,958
RBS Acceptance, Inc. 5.463% due 06/25/2024 ~	8	8
RBSSP Resecuritization Trust 4.180% due 12/26/2037 •	1,001	1,006
Ready Captial Mortgage Financing LLC 3.404% due 03/25/2034 •	14,000	13,994
Residential Accredit Loans, Inc. Trust
2.594% due 04/25/2046 •	1,081	1,030
2.604% due 10/25/2046 •	19,041	18,402
2.614% due 06/25/2037 •	255	224
4.703% due 09/25/2034 ~	7	7
6.000% due 12/25/2035	6,323	6,240
6.500% due 10/25/2036 ^	2,723	2,617
Residential Asset Securitization Trust
2.854% due 02/25/2034 •	38	35
2.854% due 04/25/2035 ^•	776	601
6.250% due 08/25/2036	2,973	2,662
6.500% due 04/25/2037 ^	4,700	2,304
Residential Funding Mortgage Securities, Inc. Trust
4.649% due 06/25/2035 ~	464	469
5.101% due 02/25/2036 ^~	90	83
RiverView HECM Trust 2.980% due 05/25/2047 •	22,916	20,988
SACO, Inc. 7.000% due 08/25/2036	7	7
Sequoia Mortgage Trust
2.843% due 02/20/2035 •	93	91
3.003% due 11/20/2034 •	39	39
3.090% due 10/19/2026 •	42	43
3.143% due 10/20/2027 •	10	9
3.154% due 05/20/2034 •	444	449
3.183% due 10/20/2027 •	26	25
3.453% due 02/20/2034 •	175	171
3.743% due 10/20/2027 •	332	331
3.794% due 06/20/2034 ~	93	93
3.808% due 01/20/2047 ^~	752	611
4.115% due 08/20/2034 ~	105	107
4.384% due 09/20/2032 ~	29	28
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	3,000	3,068
Silverstone Master Issuer PLC 3.148% due 01/21/2070	500	502
Stonemont Portfolio Trust
3.233% due 08/20/2030 •	5,916	5,920
3.483% due 08/20/2030 •	2,424	2,427
Structured Adjustable Rate Mortgage Loan Trust
2.744% due 08/25/2035 •	245	246
3.139% due 06/25/2034 •	502	475
3.904% due 01/25/2035 ^•	563	547
3.904% due 05/25/2035 ^•	755	663
4.489% due 02/25/2036 ^~	596	567
4.566% due 02/25/2034 ~	88	88
4.714% due 04/25/2034 ~	67	70
Structured Asset Mortgage Investments Trust
2.684% due 02/25/2036 ^•	296	284
2.714% due 12/25/2035 ^•	4,165	4,128
2.944% due 08/25/2035 •	4,767	4,701
2.990% due 07/19/2034 •	718	694
3.090% due 03/19/2034 •	228	224
3.230% due 10/19/2033 •	66	63
Structured Asset Mortgage Investments, Inc. 0.835% due 05/02/2030 ~	71	8
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,342	1,156
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.854% due 06/25/2033 ~	52	53
4.904% due 07/25/2032 ~	3	3
Tharaldson Hotel Portfolio Trust
3.169% due 11/11/2034 •	11,341	11,346
3.519% due 11/11/2034 •	21,467	21,478
3.769% due 11/11/2034 •	10,693	10,706
4.419% due 11/11/2034 •	17,903	17,938
Wachovia Bank Commercial Mortgage Trust 0.897% due 10/15/2041 ~(a)	1,641	0
Wachovia Mortgage Loan Trust LLC 4.671% due 10/20/2035 ~	329	310
WaMu Mortgage Pass-Through Certificates Trust
1.997% due 11/25/2041 ~	4	4

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.595% due 08/25/2046 •	5,231	5,004
2.664% due 11/25/2045 •	3,820	3,864
2.674% due 12/25/2045 •	3,975	4,023
2.774% due 05/25/2034 •	27,899	25,395
2.824% due 06/25/2044 •	2,947	2,932
2.904% due 07/25/2044 •	36	37
2.984% due 07/25/2045 •	308	307
3.144% due 11/25/2034 •	209	211
3.184% due 10/25/2044 •	626	624
3.344% due 11/25/2046 •	20,541	19,239
3.504% due 08/25/2046 •	12,881	12,069
3.904% due 06/25/2042 •	211	209
3.904% due 08/25/2042 •	2,129	2,086
4.264% due 08/25/2033 ~	13	13
4.506% due 06/25/2034 ~	69	72
4.541% due 03/25/2033 ~	161	165
4.740% due 01/25/2033 ~	1,775	1,855
WaMu Mortgage-Backed Pass-Through Certificates 3.758% due 12/19/2039 ~	213	209
Washington Mutual Mortgage Pass-Through Certificates Trust
3.054% due 10/25/2035 •	752	639
3.334% due 11/25/2046 •	14,447	13,483
3.941% due 02/25/2033 ~	10	9
4.335% due 11/25/2030 ~	29	30
4.439% due 12/25/2032 ~	219	224
5.750% due 03/25/2033	111	119
Wells Fargo Commercial Mortgage Trust
3.261% due 12/13/2031 •	21,320	21,265
3.511% due 12/13/2031 •	17,700	17,625
4.255% due 12/13/2031 •	1,242	1,229
Wells Fargo Mortgage Loan Trust 3.906% due 09/27/2036 ~	2,285	2,126
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•	226	202
4.678% due 11/25/2033 ~	46	47
4.869% due 12/25/2036 ^~	138	137
4.955% due 05/25/2035 ~	93	94
4.990% due 03/25/2036 ~	93	93
4.991% due 03/25/2036 ~	2,091	2,146
4.992% due 07/25/2036 ^~	218	222
5.221% due 03/25/2036 ^~	1,151	1,168
6.000% due 08/25/2037 ^	231	223
Total Non-Agency Mortgage-Backed Securities (Cost $1,057,912)		1,110,035

ASSET-BACKED SECURITIES 47.1%

ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	845	670
Accredited Mortgage Loan Trust
2.534% due 02/25/2037 •	1,066	1,068
2.664% due 09/25/2036 •	401	395
3.484% due 04/25/2035 •	1,570	1,594
ACE Securities Corp. Home Equity Loan Trust
3.454% due 12/25/2033 •	404	406
3.454% due 07/25/2034 •	109	110
AFC Home Equity Loan Trust
3.004% due 06/25/2028 •	299	292
3.074% due 04/25/2028 •	15	15
American Credit Acceptance Receivables Trust
2.920% due 08/12/2021	933	934
3.060% due 07/12/2022	17,013	17,093
American Home Mortgage Investment Trust 2.764% due 08/25/2035 •	7	5
Americredit Automobile Receivables Trust 2.930% due 06/20/2022	16,800	16,871
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.274% due 10/25/2035 •	14,780	14,796
3.319% due 01/25/2035 •	793	796
3.454% due 11/25/2034 •	7,513	7,570
3.514% due 03/25/2035 •	6,305	6,383
3.754% due 02/25/2033 •	837	841
Amortizing Residential Collateral Trust
3.104% due 08/25/2032 •	10	10
3.404% due 10/25/2034 •	3,629	3,660
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.899% due 06/25/2028 •	9	9
Arbor Realty Commercial Real Estate Notes Ltd.
3.650% due 05/15/2037 •	2,900	2,900
3.694% due 04/15/2027 •	6,100	6,115
Ares CLO Ltd. 3.778% due 04/17/2026 •	455	455
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.744% due 11/25/2035 •	425	427
2.894% due 10/25/2035 •	1,000	1,004
3.454% due 10/25/2033 •	301	303
3.454% due 11/25/2034 •	1,692	1,712

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.925% due 01/25/2034 •	1,943	1,936
Asset-Backed Funding Certificates Trust
2.544% due 11/25/2036 •	11,400	8,535
3.084% due 04/25/2033 •	649	645
3.424% due 03/25/2032 •	477	479
Asset-Backed Securities Corp. Home Equity Loan Trust
2.914% due 06/15/2031 •	111	105
3.349% due 09/25/2034 •	414	419
3.744% due 04/15/2033 •	44	44
B2R Mortgage Trust 2.567% due 06/15/2049	11,001	10,951
Bank of The West Auto Trust 1.780% due 02/15/2021	1,850	1,849
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ	470	474
4.090% due 02/28/2034 þ	122	124
Bear Stearns Asset-Backed Securities Trust
2.252% due 09/25/2034 •	73	71
2.554% due 07/25/2036 •	9,614	9,556
2.564% due 08/25/2036 •	804	969
2.654% due 07/25/2036 •	23,898	20,354
2.894% due 06/25/2036 •	43	43
3.004% due 02/25/2036 •	261	261
3.064% due 10/25/2032 •	20	20
3.104% due 11/25/2035 ^•	1,506	1,406
3.204% due 10/27/2032 •	20	19
3.304% due 12/25/2033 •	321	319
3.364% due 04/25/2035 •	1,673	1,682
3.404% due 10/25/2037 •	5,397	4,273
3.404% due 11/25/2042 •	136	137
3.584% due 06/25/2043 •	504	508
3.604% due 10/25/2032 •	64	65
3.654% due 08/25/2037 •	4,786	4,817
3.904% due 11/25/2042 •	83	86
4.054% due 11/25/2042 •	608	596
4.366% due 07/25/2036 ~	440	435
5.500% due 01/25/2034 þ	33	34
5.500% due 12/25/2035	83	75
5.750% due 10/25/2033 þ	317	338
6.000% due 06/25/2034 þ	443	464
Bear Stearns Second Lien Trust 3.604% due 01/25/2036 •	102	102
Bowman Park CLO Ltd. 3.704% due 11/23/2025 •	29,549	29,580
Business Jet Securities LLC 4.447% due 06/15/2033	1,062	1,079
CDC Mortgage Capital Trust
3.024% due 01/25/2033 •	16	16
3.454% due 01/25/2033 •	229	230
Centex Home Equity Loan Trust
3.094% due 09/25/2034 •	102	102
3.124% due 06/25/2034 •	441	439
5.660% due 09/25/2034 þ	666	699
Chase Funding Trust
2.984% due 11/25/2034 •	2	2
3.304% due 05/25/2033 •	5,373	5,119
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC 2.940% due 04/15/2031	30,500	30,865
CIT Group Home Equity Loan Trust 3.400% due 12/25/2031 •	177	177
Citigroup Mortgage Loan Trust
2.484% due 01/25/2037 •	168	122
2.854% due 11/25/2045 •	3,872	3,859
Citigroup Mortgage Loan Trust, Inc.
2.674% due 06/25/2037 •	8,198	7,495
3.349% due 08/25/2035 •	2,073	2,062
5.550% due 08/25/2035 þ	446	455
5.629% due 08/25/2035 þ	2,477	2,514
College Avenue Student Loans LLC
3.280% due 12/28/2048 (b)	20,650	20,671
3.604% due 12/26/2047 •	8,957	8,957
4.130% due 12/26/2047	12,223	12,913
Conseco Finance Corp.
6.220% due 03/01/2030	434	455
6.240% due 12/01/2028	9	9
6.760% due 03/01/2030 ~	37	39
6.810% due 12/01/2028 ~	165	167
6.870% due 04/01/2030 ~	7	7
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	23,938	13,408
Countrywide Asset-Backed Certificates
2.554% due 01/25/2037 •	24,123	23,560
2.574% due 06/25/2037 •	2,933	2,935
2.594% due 11/25/2037 •	723	718
2.654% due 01/25/2037 •	8,725	8,479

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.674% due 09/25/2036 •	3,288	3,280
2.774% due 04/25/2036 •	386	384
2.864% due 04/25/2036 •	6,475	6,160
3.004% due 11/25/2033 •	8	8
3.024% due 09/25/2033 •	2,161	2,138
3.274% due 04/25/2034 •	963	962
3.304% due 05/25/2032 •	166	167
3.364% due 12/25/2035 •	6,500	6,336
3.404% due 09/25/2032 •	188	183
3.454% due 08/25/2035 •	2,353	2,366
Countrywide Asset-Backed Certificates Trust
2.544% due 03/25/2047 •	4,785	4,780
2.554% due 09/25/2046 •	23,236	23,010
2.654% due 04/25/2046 ^•	14,546	14,282
2.884% due 05/25/2036 •	50,400	47,877
2.894% due 02/25/2036 •	2,088	2,095
2.934% due 02/25/2036 •	4,696	4,702
3.134% due 04/25/2036 ^•	5,500	5,496
3.144% due 08/25/2047 •	1,313	1,305
5.125% due 12/25/2034 ~	3,873	3,927
6.047% due 05/25/2036 ^þ	325	330
Countrywide Asset-Backed Certificates Trust, Inc.
2.864% due 09/25/2034 •	5	5
3.144% due 12/25/2034 •	26	26
3.184% due 11/25/2034 •	608	613
3.379% due 10/25/2034 •	1,297	1,300
Countrywide Asset-Backed Certificates, Inc.
3.204% due 03/25/2033 •	465	463
5.130% due 01/25/2034 ~	33	34
Credit Acceptance Auto Loan Trust 3.330% due 02/15/2028	8,600	8,788
Credit Suisse First Boston Mortgage Securities Corp.
2.764% due 05/25/2044 •	23	23
3.024% due 01/25/2032 •	10	10
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	355	369
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •	14,426	14,418
CWHEQ Revolving Home Equity Loan Trust 2.584% due 04/15/2032 •	3,089	3,079
Dryden Senior Loan Fund 3.497% due 10/15/2027 •	43,200	43,146
EFS Volunteer LLC 3.284% due 07/26/2027 •	30	30
EMC Mortgage Loan Trust 3.904% due 08/25/2040 •	280	280
Encore Credit Receivables Trust 3.334% due 11/25/2035 •	10,000	9,935
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	233	249
Equity One Mortgage Pass-Through Trust
2.904% due 07/25/2034 •	62	60
3.004% due 04/25/2034 •	1,088	1,008
3.084% due 07/25/2034 •	4	3
Exeter Automobile Receivables Trust 2.930% due 07/15/2022	6,917	6,937
First Franklin Mortgage Loan Trust
2.514% due 12/25/2037 •	1,090	949
2.884% due 12/25/2035 •	2,358	2,370
First NLC Trust
2.544% due 08/25/2037 •	35,427	22,806
2.684% due 08/25/2037 •	1,935	1,270
Flagship Credit Auto Trust
2.830% due 10/16/2023	25,796	25,941
3.410% due 05/15/2023	18,905	19,115
Flatiron CLO Ltd. 3.748% due 01/17/2026 •	15,773	15,779
Ford Credit Auto Owner Trust 2.120% due 07/15/2026	30,000	29,952
Fremont Home Loan Trust
2.539% due 10/25/2036 •	50,163	47,260
2.544% due 01/25/2037 •	10,950	7,058
GLS Auto Receivables Issuer Trust 3.060% due 04/17/2023	4,817	4,845
GM Financial Automobile Leasing Trust 2.910% due 04/20/2021	20,000	20,076
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	10,600	10,734
2.900% due 04/15/2026	26,500	27,088
GSAMP Trust
2.704% due 10/25/2036 ^•	5,386	415
3.139% due 09/25/2035 ^•	20,593	20,594
3.229% due 03/25/2034 •	926	927
3.379% due 08/25/2033 •	8	8
Hertz Fleet Lease Funding LP 3.512% due 04/10/2030 •	4,611	4,612

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Home Equity Asset Trust
3.004% due 11/25/2032 •	1	1
3.199% due 07/25/2034 •	294	295
3.319% due 03/25/2035 •	6,691	6,716
3.324% due 02/25/2033 •	1	1
Home Equity Loan Trust 2.594% due 04/25/2037 •	4,650	4,430
Home Equity Mortgage Loan Asset-Backed Trust
2.564% due 07/25/2037 •	111	77
2.604% due 03/25/2036 •	9,046	8,955
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^þ	55	54
5.821% due 04/25/2035 þ	31	31
HSI Asset Loan Obligation Trust 2.464% due 12/25/2036 •	12	5
HSI Asset Securitization Corp. Trust 2.764% due 12/25/2035 •	6,910	6,909
IMC Home Equity Loan Trust 7.310% due 11/20/2028	18	18
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.429% due 07/25/2034 •	514	518
IXIS Real Estate Capital Trust
2.504% due 01/25/2037 •	13,641	6,532
2.634% due 01/25/2037 •	49,830	25,158
Jamestown CLO Ltd. 3.808% due 01/17/2027 •	6,417	6,425
JPMorgan Mortgage Acquisition Corp. 3.054% due 12/25/2035 •	5,000	4,800
JPMorgan Mortgage Acquisition Trust
2.484% due 08/25/2036 •	2	1
2.514% due 08/25/2036 •	914	680
LA Arena Funding LLC 7.656% due 12/15/2026	582	614
Lehman XS Trust 2.554% due 04/25/2037 ^•	18	17
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •	2,900	2,911
Long Beach Mortgage Loan Trust
2.554% due 05/25/2036 •	19,611	13,110
2.564% due 11/25/2036 •	3,639	1,656
3.259% due 07/25/2034 •	177	176
3.454% due 10/25/2034 •	78	77
3.454% due 06/25/2035 •	150	150
3.829% due 03/25/2032 •	147	147
Madison Park Funding Ltd. 3.852% due 07/20/2026 •	3,512	3,516
Marlette Funding Trust 3.060% due 07/17/2028	3,750	3,754
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •	443	446
MASTR Asset-Backed Securities Trust
2.534% due 08/25/2036 •	15,837	10,843
3.154% due 12/25/2034 ^•	774	771
3.229% due 10/25/2034 •	913	919
MASTR Specialized Loan Trust 3.254% due 05/25/2037 •	456	27
Mercedes-Benz Auto Lease Trust 2.200% due 04/15/2020	2,622	2,622
Merrill Lynch First Franklin Mortgage Loan Trust 3.904% due 10/25/2037 •	285	288
Merrill Lynch Mortgage Investors Trust
2.464% due 10/25/2037 ^•	319	130
2.484% due 09/25/2037 •	99	57
2.494% due 06/25/2037 •	773	309
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	1,571	1,706
Morgan Stanley ABS Capital, Inc. Trust
2.464% due 05/25/2037 •	129	116
2.504% due 11/25/2036 •	10,458	6,504
2.534% due 01/25/2037 •	67,808	34,586
2.554% due 06/25/2036 •	785	647
2.644% due 06/25/2036 •	9,842	8,239
2.734% due 03/25/2036 •	19,111	12,429
2.744% due 03/25/2037 •	25,551	14,302
4.404% due 07/25/2037 ^•	275	22
4.804% due 08/25/2034 •	132	133
Morgan Stanley Dean Witter Capital, Inc. Trust
3.754% due 02/25/2033 •	79	80
4.879% due 01/25/2032 •	231	236
Morgan Stanley Mortgage Loan Trust 2.724% due 11/25/2036 •	698	205
National Collegiate Student Loan Trust 2.674% due 03/26/2029 •	7,888	7,850
Navient Private Education Loan Trust
2.650% due 12/15/2028	4,122	4,142
2.794% due 12/16/2058 •	7,043	7,044

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.820% due 02/15/2068	46,000	46,333
3.910% due 12/15/2045	6,883	7,110
Navient Private Education Refi Loan Trust
2.530% due 02/18/2042	888	889
3.030% due 01/15/2043	1,904	1,922
Navient Student Loan Trust
2.784% due 03/25/2067 •	30,000	29,937
3.254% due 06/25/2065 •	4,859	4,876
3.454% due 12/27/2066 •	11,644	11,718
Nelnet Student Loan Trust
3.204% due 09/25/2065 •	22,062	22,123
3.304% due 06/27/2067 •	43,959	43,726
New Century Home Equity Loan Trust 2.584% due 05/25/2036 •	275	261
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.024% due 01/25/2036 •	321	397
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.734% due 03/25/2036 •	7,620	6,979
North Carolina State Education Assistance Authority 3.380% due 07/25/2036 •	4,400	4,432
NovaStar Mortgage Funding Trust
2.504% due 03/25/2037 •	13	6
3.184% due 05/25/2033 •	1	1
Oaktree CLO Ltd. 3.812% due 10/20/2026 •	21,606	21,631
Ocean Trails CLO 3.435% due 08/13/2025 •	6,322	6,327
Option One Mortgage Loan Trust
3.184% due 02/25/2035 •	804	792
3.199% due 05/25/2034 •	17	17
Option One Mortgage Loan Trust Asset-Backed Certificates 2.883% due 08/20/2030 •	2	2
OSCAR U.S. Funding Trust
2.902% due 04/12/2021 •	8,537	8,542
2.910% due 04/12/2021	3,023	3,027
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •	1,400	1,401
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.139% due 03/25/2035 •	1,738	1,750
3.379% due 10/25/2034 •	299	301
3.454% due 10/25/2034 •	11,119	11,326
Popular ABS Mortgage Pass-Through Trust
2.864% due 09/25/2035 ^•	2,536	2,554
3.772% due 01/25/2036 ^þ	208	198
Prestige Auto Receivables Trust 2.970% due 12/15/2021	24,962	25,013
RAAC Trust
2.744% due 02/25/2036 •	6,290	6,309
2.804% due 06/25/2047 •	2,981	2,988
2.884% due 03/25/2037 •	1,331	1,336
3.604% due 09/25/2047 •	4,726	4,768
4.904% due 12/25/2035 •	1,447	1,511
Renaissance Home Equity Loan Trust
3.590% due 09/25/2037	693	385
3.604% due 08/25/2032 •	1,194	1,194
3.644% due 03/25/2033 •	13	13
4.934% due 08/25/2035 þ	86	89
Residential Asset Mortgage Products Trust
2.704% due 05/25/2036 ^•	22,878	21,936
2.764% due 02/25/2036 •	13,559	12,856
Residential Asset Securities Corp. Trust
2.554% due 01/25/2037 •	4,886	4,863
2.654% due 04/25/2037 •	10,934	10,879
2.664% due 07/25/2036 •	9,919	9,766
2.674% due 05/25/2037 •	2,559	2,559
2.834% due 01/25/2036 •	15,400	13,688
2.984% due 06/25/2033 •	828	765
3.049% due 03/25/2035 •	1,520	1,526
3.199% due 01/25/2035 •	32	32
3.684% due 07/25/2035 •	1,645	1,645
5.120% due 12/25/2033 ~	284	303
Residential Asset Securitization Trust 2.754% due 10/25/2049	5	5
SACO Trust
2.764% due 05/25/2036 •	553	536
2.924% due 06/25/2036 ^•	105	99
SACO, Inc. 3.154% due 07/25/2035 •	53	53
Salomon Mortgage Loan Trust 3.304% due 11/25/2033 •	349	350
Santander Drive Auto Receivables Trust
2.910% due 01/18/2022	9,100	9,122
3.490% due 05/17/2021	12,350	12,373
Saxon Asset Securities Trust
2.714% due 09/25/2047 •	1,962	1,916
2.904% due 03/25/2032 •	159	159

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.944% due 03/25/2035 •	685	654
4.154% due 12/25/2037 •	18,545	18,702
Securitized Asset-Backed Receivables LLC Trust
2.454% due 10/25/2036 ^•	870	376
2.554% due 12/25/2036 •	27,167	15,842
Securitized Term Auto Receivables Trust 2.862% due 05/25/2021	2,002	2,010
Security National Mortgage Loan Trust 3.054% due 11/25/2034 •	216	215
SG Mortgage Securities Trust 2.534% due 07/25/2036 •	59,724	34,244
SLC Student Loan Trust
2.520% due 03/15/2027 •	7,050	7,034
3.310% due 06/15/2021 •	4,804	4,775
3.396% due 11/25/2042 •	2,543	2,554
SLM Private Credit Student Loan Trust 2.960% due 12/16/2030 •	7,451	7,445
SLM Private Education Loan Trust
2.500% due 03/15/2047	12,506	12,502
4.540% due 10/17/2044	2,368	2,383
4.644% due 06/16/2042 •	22,605	22,867
SLM Student Loan Trust
2.690% due 01/27/2025 •	5,877	5,858
3.080% due 04/25/2024 •	5,751	5,753
3.480% due 07/25/2023 •	14,283	14,272
3.610% due 12/15/2033 •	27,096	27,080
4.080% due 04/25/2023 •	19,498	19,697
4.280% due 07/25/2023 •	10,723	10,859
SMB Private Education Loan Trust
2.490% due 06/15/2027	8,638	8,652
2.744% due 02/16/2026 •	868	868
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	10,039	10,051
3.140% due 02/25/2027	5,630	5,684
3.200% due 08/25/2027	354	355
3.240% due 02/25/2028	1,757	1,775
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	4,498	4,489
1.720% due 09/25/2040	6,245	6,231
1.750% due 07/25/2040	5,051	5,036
1.830% due 05/25/2040	1,530	1,530
1.860% due 11/26/2040	24,791	24,661
2.630% due 07/25/2040	46,000	46,008
2.740% due 05/25/2040	39,000	39,016
2.780% due 08/17/2048	27,951	28,139
SoFi Professional Loan Program Trust 3.120% due 02/25/2048	2,453	2,474
Soundview Home Loan Trust
2.574% due 07/25/2037 •	47,194	39,948
2.574% due 08/25/2037 •	37,024	34,153
3.304% due 10/25/2037 •	101,215	84,764
3.404% due 09/25/2037 •	2,600	2,098
3.704% due 11/25/2033 •	38	39
South Carolina Student Loan Corp. 3.520% due 09/03/2024 •	358	360
Specialty Underwriting & Residential Finance Trust
3.304% due 06/25/2036 •	16,022	15,273
3.604% due 10/25/2035 •	80	77
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	5,618	5,685
Springleaf Funding Trust 2.680% due 07/15/2030	37,500	37,591
Structured Asset Investment Loan Trust
3.064% due 04/25/2035 •	5,261	5,281
3.169% due 08/25/2035 •	1,500	1,494
3.379% due 09/25/2034 •	78	77
3.679% due 12/25/2034 •	813	827
3.829% due 04/25/2034 •	27	28
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	47	47
Tralee CLO Ltd. 3.622% due 10/20/2027 •	37,700	37,704
Travelers Mortgage Services, Inc. 1.600% due 09/25/2019	3	4
Tricon American Homes Trust
2.716% due 09/17/2034	11,572	11,596
2.916% due 09/17/2034	8,700	8,713
3.215% due 09/17/2034	1,200	1,212
TruPS Financials Note Securitization Ltd. 3.957% due 09/20/2039 •	28,462	28,177
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	299	296
Upstart Securitization Trust 3.450% due 04/20/2026	782	785
Utah State Board of Regents 3.154% due 01/25/2057 •	11,414	11,418

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Venture CLO Ltd. 3.477% due 07/15/2027 •	15,400	15,417
Washington Mutual Asset-Backed Certificates Trust 2.464% due 10/25/2036 •	102	53
Wells Fargo Home Equity Asset-Backed Securities Trust 3.979% due 02/25/2035 •	3,500	3,526
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 3.034% due 04/25/2034 •	71	68
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	8,268	8,266
3.060% due 05/16/2022	29,120	29,272
3.200% due 01/16/2024	10,370	10,427
World Omni Automobile Lease Securitization Trust 2.890% due 11/15/2021	16,000	16,083
Total Asset-Backed Securities (Cost $2,180,754)		2,228,974

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (e) 0.0%		1,294

SHORT-TERM NOTES 0.1%

Santander Drive Auto Receivables Trust 2.724% due 02/18/2020	1,989	1,989
Westlake Automobile Receivables Trust 2.768% due 02/18/2020	2,680	2,682
		4,671

U.S. TREASURY BILLS 0.0%

2.106% due 08/20/2019 (c)(d)(i)	1,971	1,965
Total Short-Term Instruments (Cost $7,928)		7,930
Total Investments in Securities (Cost $4,581,062)		4,692,413

	SHARES

INVESTMENTS IN AFFILIATES 21.9%

SHORT-TERM INSTRUMENTS 21.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.9%

PIMCO Short-Term Floating NAV Portfolio III	104,611,743	1,034,819
Total Short-Term Instruments (Cost $1,033,986)		1,034,819
Total Investments in Affiliates (Cost $1,033,986)		1,034,819
Total Investments 121.1% (Cost $5,615,048)		$5,727,232
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $(29,111))		2,887
Other Assets and Liabilities, net (21.2)%		(999,169)
Net Assets 100.0%		$4,730,950

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,294	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,322)	$1,294	$1,294
Total Repurchase Agreements						$(1,322)	$1,294	$1,294

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SGY	2.250%	06/14/2019	07/05/2019	$(9,145)	$(9,154)
Total Reverse Repurchase Agreements					$(9,154)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae UMBS, TBA	3.500%	07/01/2049	$10,620	$(10,859)	$(10,855)
Total Short Sales (0.2)%				$(10,859)	$(10,855)

(f)	Securities with an aggregate market value of $9,193 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(1,957) at a weighted average interest rate of 2.095%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	809	$174,080	$1,118	$0	$(32)
Total Futures Contracts				$1,118	$0	$(32)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$42,500	$434	$(839)	$(405)	$33	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(7,158)	(13,392)	218	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,095	(5,233)	862	142	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	(790)	389	20	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	102,800	(7,665)	(1,983)	(9,648)	181	0
Total Swap Agreements						$(6,191)	$(16,003)	$(22,194)	$594	$0

Cash of $13,606 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$98.625	09/05/2019	28,300	$(58)	$(29)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.625	09/05/2019	28,300	(44)	(64)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.625	09/05/2019	28,300	(58)	(29)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.625	09/05/2019	28,300	(44)	(64)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	7,100	(17)	(3)
Total Written Options					$(221)	$(189)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$37	$0	$19	$19	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)

								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$81	$0	$14	$14	$0
GST	Ameriquest Mortgage Securities, Inc. 3.364% due 09/25/2034	0.960	Monthly	09/25/2034	116	(40)	41	1	0
	Encore Credit Receivables Trust 3.094% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	106	0	(41)
	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	1	0	0	0	0
						$(187)	$161	$15	$(41)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$21,753	$(4,888)	$3,313	$0	$(1,575)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	133	(53)	16	0	(37)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	406	120	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	25,847	(591)	816	225	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,069	0	(258)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	18,400	(129)	102	0	(27)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	32,851	(1,250)	1,607	357	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	3,052	849	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,053	6	3	9	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,756	(402)	519	117	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	90	19	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	5,910	839	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	104	31	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	23,933	(518)	726	208	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	4,107	831	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	23,933	(519)	727	208	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	24,887	(867)	1,137	270	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	38,100	(854)	1,160	306	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	50,000	173	26	199	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	113,900	(313)	143	0	(170)
						$(22,512)	$25,033	$4,588	$(2,067)
Total Swap Agreements						$(22,699)	$25,213	$4,622	$(2,108)

(i)	Securities with an aggregate market value of $1,965 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,843	$0	$28,843
Industrials	0	7,019	0	7,019
Municipal Bonds & Notes
Texas	0	457	0	457
West Virginia	0	3,211	0	3,211
U.S. Government Agencies	0	1,296,751	0	1,296,751
U.S. Treasury Obligations	0	9,193	0	9,193
Non-Agency Mortgage-Backed Securities	230	1,109,805	0	1,110,035
Asset-Backed Securities	0	2,228,974	0	2,228,974
Short-Term Instruments
Repurchase Agreements	0	1,294	0	1,294
Short-Term Notes	0	4,671	0	4,671
U.S. Treasury Bills	0	1,965	0	1,965
	$230	$4,692,183	$0	$4,692,413
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,034,819	$0	$0	$1,034,819
Total Investments	$1,035,049	$4,692,183	$0	$5,727,232
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,855)	$0	$(10,855)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	594	0	594
Over the counter	0	4,622	0	4,622
	$0	$5,216	$0	$5,216
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	0	0	(32)
Over the counter	0	(2,297)	0	(2,297)
	$(32)	$(2,297)	$0	$(2,329)
Total Financial Derivative Instruments	$(32)	$2,919	$0	$2,887
Totals	$1,035,017	$4,684,247	$0	$5,719,264

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%	$3,551
Total Short-Term Instruments (Cost $3,551)	3,551
Total Investments in Securities (Cost $3,551)	3,551

	SHARES
INVESTMENTS IN AFFILIATES 140.4%

MUTUAL FUNDS (a) 136.6%

PIMCO CommoditiesPLUS® Strategy Fund	45,121,936	239,598
PIMCO CommodityRealReturn Strategy Fund®	9,167,604	54,181
PIMCO Dynamic Bond Fund	8,335,461	90,440
PIMCO Emerging Markets Currency and Short-Term Investments Fund	82,828,631	677,538
PIMCO Emerging Markets Local Currency and Bond Fund	35,477,491	249,762
PIMCO Extended Duration Fund	16,505,666	137,162
PIMCO Government Money Market Fund	31,735,216	31,735
PIMCO High Yield Fund	2,832,547	25,238
PIMCO High Yield Spectrum Fund	9,986,255	97,965
PIMCO Income Fund	28,749,237	348,441
PIMCO Investment Grade Credit Bond Fund	8,812,195	94,026
PIMCO Long Duration Total Return Fund	6,290,422	70,138
PIMCO Long-Term Real Return Fund	31,436,234	269,409
PIMCO Long-Term U.S. Government Fund	7,485,446	48,131
PIMCO Low Duration Fund	20,429,603	200,619
PIMCO Mortgage Opportunities and Bond Fund	3,620,819	39,503
PIMCO RAE Emerging Markets Fund	54,952,501	545,129
PIMCO RAE Fundamental Advantage PLUS Fund	40,433,969	394,231
PIMCO RAE International Fund	5,890,499	57,373
PIMCO RAE Low Volatility PLUS EMG Fund	24,503,366	209,504
PIMCO RAE Low Volatility PLUS Fund	5,873,239	52,742
PIMCO RAE Low Volatility PLUS International Fund	16,244,454	129,468
PIMCO RAE PLUS EMG Fund	63,205,127	652,909
PIMCO RAE PLUS International Fund	25,311,568	181,737
PIMCO RAE US Small Fund	4,919,529	52,737
PIMCO RAE Worldwide Long/Short PLUS Fund	38,812,277	392,780
PIMCO Real Return Fund	4,445,570	49,390
PIMCO RealEstateRealReturn Strategy Fund	29,526,021	267,801
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	25,355,641	200,817
PIMCO StocksPLUS® International Fund (Unhedged)	9,127,669	52,849
PIMCO StocksPLUS® Short Fund	165,708,206	1,247,783
PIMCO Total Return Fund	12,952,367	134,057
Total Mutual Funds (Cost $8,100,382)		7,295,193

EXCHANGE-TRADED FUNDS 3.8%

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	6,454,684	155,827
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1,647,519	48,065
Total Exchange-Traded Funds (Cost $218,933)		203,892

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	60,976	603
Total Short-Term Instruments (Cost $603)		603
Total Investments in Affiliates (Cost $8,319,918)		7,499,688
Total Investments 140.5% (Cost $8,323,469)		$7,503,239
Other Assets and Liabilities, net (40.5)%		(2,161,124)
Net Assets 100.0%		$5,342,115

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$3,551	U.S. Treasury Notes 2.375% due 03/15/2022	$(3,627)	$3,551	$3,552
Total Repurchase Agreements						$(3,627)	$3,551	$3,552

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$3,551	$0	$3,551

	$0	$3,551	$0	$3,551
Investments in Affiliates, at Value
Mutual Funds	7,295,193	0	0	7,295,193
Exchange-Traded Funds	203,892	0	0	203,892
Short-Term Instruments
Central Funds Used for Cash Management Purposes	603	0	0	603

	$7,499,688	$0	$0	$7,499,688

Total Investments	$7,499,688	$3,551	$0	$7,503,239

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO All Asset Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9% ¤
MUTUAL FUNDS (a) 98.6%
PIMCO CommoditiesPLUS® Strategy Fund	125,578,296	$666,821
PIMCO CommodityRealReturn Strategy Fund®	30,568,150	180,658
PIMCO Dynamic Bond Fund	24,720,818	268,221
PIMCO Emerging Markets Currency and Short-Term Investments Fund	253,987,109	2,077,614
PIMCO Emerging Markets Local Currency and Bond Fund	100,562,178	707,958
PIMCO Extended Duration Fund	75,293,730	625,691
PIMCO Government Money Market Fund	61,762,414	61,762
PIMCO High Yield Fund	14,275,833	127,198
PIMCO High Yield Spectrum Fund	25,700,968	252,126
PIMCO Income Fund	78,070,143	946,210
PIMCO Investment Grade Credit Bond Fund	33,716,936	359,760
PIMCO Long Duration Total Return Fund	21,891,854	244,094
PIMCO Long-Term Real Return Fund	119,219,104	1,021,708
PIMCO Long-Term U.S. Government Fund	42,019,515	270,185
PIMCO Low Duration Fund	55,134,396	541,420
PIMCO Mortgage Opportunities and Bond Fund	13,081,382	142,718
PIMCO RAE Emerging Markets Fund	157,932,813	1,566,693
PIMCO RAE Fundamental Advantage PLUS Fund	138,227,339	1,347,717
PIMCO RAE Low Volatility PLUS EMG Fund	59,708,416	510,507
PIMCO RAE Low Volatility PLUS International Fund	43,057,118	343,165
PIMCO RAE PLUS EMG Fund	210,517,701	2,174,648
PIMCO RAE PLUS International Fund	33,458,605	240,233
PIMCO RAE Worldwide Long/Short PLUS Fund	113,854,094	1,152,203
PIMCO Real Return Fund	17,116,229	190,161
PIMCO RealEstateRealReturn Strategy Fund	66,671,380	604,709
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	73,157,212	579,405
PIMCO Total Return Fund	37,589,821	389,055
PIMCO TRENDS Managed Futures Strategy Fund	18,025,989	179,359
Total Mutual Funds (Cost $17,440,106)		17,771,999
EXCHANGE-TRADED FUNDS 1.3%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	9,663,049	233,282
Total Exchange-Traded Funds (Cost $252,674)		233,282
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	118,945	1,177
Total Short-Term Instruments (Cost $1,177)		1,177
Total Investments in Affiliates (Cost $17,693,957)		18,006,458
Total Investments 99.9% (Cost $17,693,957)		$18,006,458
Other Assets and Liabilities, net 0.1%		11,173
Net Assets 100.0%		$18,017,631

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Mutual Funds	$17,771,999	$0	$0	$17,771,999
Exchange-Traded Funds	233,282	0	0	233,282
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,177	0	0	1,177

Total Investments	$18,006,458	$0	$0	$18,006,458

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 98.6%
CALIFORNIA 97.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	$5,000	$5,720
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2022	520	578
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,792
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	337
5.000% due 10/01/2030	160	202
5.000% due 12/01/2030	1,050	1,294
5.000% due 10/01/2031	265	332
5.000% due 10/01/2032	290	361
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2028	375	470
California Health Facilities Financing Authority Revenue Bonds, Series 1998 1.490% due 09/01/2028	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,000	2,021
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 11/15/2030	500	602
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,573
5.000% due 11/15/2031	3,390	4,249
5.000% due 08/15/2032	350	419
5.000% due 08/15/2033	600	715
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 2.332% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,254
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2029	1,300	1,589
5.000% due 06/01/2030	2,000	2,564
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2026	1,000	1,079
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	4,000	4,954
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,066
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,260
California Public Finance Authority Revenue Bonds, Series 2017 1.440% due 08/01/2052	1,500	1,500
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2037	280	326
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	500	546
California State General Obligation Notes, Series 2009 5.000% due 07/01/2019	780	780
California State General Obligation Notes, Series 2010 5.000% due 11/01/2019	500	506
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,246
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 5.000% due 08/15/2030	695	831
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	270	314
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	600
5.000% due 12/01/2031	1,000	1,134
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	746
5.000% due 03/01/2031	200	247
5.000% due 08/01/2031	425	525
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2027	1,500	1,526
California Statewide Communities Development Authority Revenue Notes, Series 2010 5.000% due 11/01/2020	555	584
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,205
California Statewide Communities Development Authority Revenue Notes, Series 2017 5.000% due 05/15/2026	400	482

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	314
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (b)	2,900	2,414
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	2,080
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,246
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012 5.000% due 06/01/2023	2,100	2,412
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016 5.000% due 07/01/2029	1,250	1,543
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008 5.000% due 09/01/2019	125	125
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,660	3,174
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	603
5.000% due 05/01/2033	750	898
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	610
Irvine Unified School District, California Special Tax Bonds, Series 2014 1.500% due 09/01/2054	2,500	2,500
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,858
Irvine, California Special Assessment Notes, Series 2012 4.000% due 09/02/2021	1,750	1,852
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	916
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.250% due 11/15/2019	500	507
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,307
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,861
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,117
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 4.500% due 05/15/2022	250	257
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,883
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,209
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,419
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,548
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,487
Napa Valley Community College District, California General Obligation Bonds, (FGIC Insured), Series 2005 0.000% due 08/01/2028 (b)	250	208
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (b)	915	777
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,279
Northern California Gas Authority, Revenue Bonds, Series 2007 2.457% (0.7*US0003M + 0.720%) due 07/01/2027 ~	1,860	1,828
Northern California Power Agency Revenue Bonds, Series 2012 5.000% due 07/01/2026	1,000	1,108
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,229
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,893
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2025	920	1,072
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 10/01/2029	575	713
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (FGIC/Q SBLF Insured), Series 2003 0.000% due 11/01/2027 (b)	700	592
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	896
5.000% due 08/01/2024	1,450	1,714
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012 5.000% due 09/01/2023	1,800	2,019
Riverside County, California Revenue Notes, Series 2019 5.000% due 06/30/2020 (a)	1,000	1,038
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014 5.000% due 09/01/2026	785	931
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,212
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,162
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,207
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011 5.000% due 08/15/2025	4,000	4,325

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,160	1,474
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.000% due 02/01/2025	1,515	1,654
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	285	326
5.000% due 09/01/2031	295	336
5.000% due 09/01/2032	485	551
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017 5.000% due 07/01/2034	415	503
San Diego Community College District, California General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,000	2,238
San Diego County, California Water Authority Revenue Bonds, Series 2011 5.000% due 05/01/2028	2,000	2,138
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,331
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	50	54
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2030	600	782
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,884
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010 5.000% due 11/01/2022	1,000	1,052
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	2,162
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (b)	2,575	2,093
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (b)	380	329
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009 7.000% due 09/01/2036	1,000	1,009
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,377
5.000% due 03/01/2026	50	55
Southern California Public Power Authority Revenue Bonds, Series 2009 1.500% due 07/01/2036	2,500	2,500
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,260
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	563
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	958
5.000% due 09/01/2029	300	356
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	832
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,941
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011 5.250% due 08/01/2027	2,000	2,171
Ventura County, California Revenue Notes, Series 2019 5.000% due 07/01/2020 (a)	2,500	2,595
West Basin Municipal Water District, California Revenue Bonds, Series 2011 5.000% due 08/01/2026	1,000	1,079
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2028	2,000	2,185
		158,172
GUAM 0.9%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2027	1,230	1,452

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.257% (0.7*US0003M + 0.520%) due 07/01/2029 ~	720	713

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $151,247)		160,337
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.4%		577
Total Short-Term Instruments (Cost $577)		577
Total Investments in Securities (Cost $151,824)		160,914

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	360,614	3,567
Total Short-Term Instruments (Cost $3,566)		3,567
Total Investments in Affiliates (Cost $3,566)		3,567
Total Investments 101.2% (Cost $155,390)		$164,481
Other Assets and Liabilities, net (1.2)%		(2,019)
Net Assets 100.0%		$162,462

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$577	U.S. Treasury Notes 2.250% due 03/31/2021	$(593)	$577	$577
Total Repurchase Agreements						$(593)	$577	$577

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$158,172	$0	$158,172
Guam	0	1,452	0	1,452
Puerto Rico	0	713	0	713
Short-Term Instruments
Repurchase Agreements	0	577	0	577
	$0	$160,914	$0	$160,914
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,567	$0	$0	$3,567
Total Investments	$3,567	$160,914	$0	$164,481

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤

MUNICIPAL BONDS & NOTES 92.6%

CALIFORNIA 89.1%

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	$100	$108
5.000% due 04/01/2056	250	291
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.250% due 04/01/2045	200	203
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	225	247
California County Tobacco Securitization Agency Revenue Bonds, Series 2006 0.000% due 06/01/2046 (a)	250	49
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	349
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	546
5.000% due 10/01/2043	500	601
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 08/15/2039	100	100
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,011
5.000% due 08/15/2052	200	220
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	227
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	108
5.000% due 11/15/2046 (c)	250	293
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	235
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 2.063% (0.7*US0001M + 0.380%) due 08/01/2047 ~	250	250
California Municipal Finance Authority Revenue Bonds, Series 2010 1.720% due 09/01/2021	500	500
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	114
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	372
5.000% due 06/01/2043	500	600
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	146
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	260	282
5.000% due 07/01/2047	250	256
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	261
5.000% due 06/01/2046	300	316
California State General Obligation Bonds, Series 2004 1.390% due 05/01/2034	1,300	1,300
California State General Obligation Bonds, Series 2016 2.461% (0.7*US0001M + 0.380%) due 12/01/2031 ~	250	251
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	301
California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,231
5.000% due 04/01/2049	400	489
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	314
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	303
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	271
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	250	253
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	225	246
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	397
5.000% due 06/01/2046	100	110
California Statewide Communities Development Authority Revenue Bonds, Series 2017 5.000% due 04/01/2029	170	207
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	100	117
5.000% due 12/01/2057	100	115
5.500% due 12/01/2058	150	174

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Clovis Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2004 0.000% due 08/01/2029 (a)	530	423
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008 1.540% due 06/01/2038	1,000	1,000
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010 5.000% due 06/01/2028	200	207
Eastern Municipal Water District, California Revenue Bonds, Series 2018 1.540% due 07/01/2046	500	500
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012 5.000% due 03/01/2028	100	109
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	106
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	239
5.000% due 06/01/2047	500	500
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	112
5.000% due 06/01/2026	200	236
5.000% due 06/01/2027	250	299
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018 5.000% due 06/01/2022	200	221
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (a)	500	351
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	273
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2041	125	131
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	165
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	274
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	111
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	179
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	155
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	225
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,218
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	270
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 5.000% due 05/15/2040	200	206
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	289
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	200	221
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,817
Los Angeles, California Wastewater System Revenue Bonds, Series 2012 5.000% due 06/01/2024	100	111
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	284
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	63
7.000% due 11/01/2034	200	300
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	277
Metropolitan Water District of Southern California Revenue Bonds, Series 2000 1.530% due 07/01/2035	600	600
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	627
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	387
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (a)	250	240
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	220
5.000% due 08/01/2031	150	191
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032 (b)	250	261
Newport Mesa Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2007 0.000% due 08/01/2031 (a)	500	380
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040 (b)	250	258
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	574
Northern California Gas Authority, Revenue Bonds, Series 2007 2.457% (0.7*US0003M + 0.720%) due 07/01/2027 ~	400	393
Pasadena Unified School District, California General Obligation Bonds, Series 2012 5.000% due 05/01/2034	125	138
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	304

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	525	648
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	278
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	281
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	200	237
5.000% due 10/01/2047 (c)	100	117
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	109
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	305
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018 5.000% due 06/01/2048	250	297
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	149
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	224
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	613
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	341
4.000% due 07/01/2047	400	436
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	30	32
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	590
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	256
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	130
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012 5.000% due 11/01/2043	250	275
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	189
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	537
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	240
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018 5.000% due 09/01/2045	250	306
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,113
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	219
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	557
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	651
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036 (b)	200	209
Turlock Irrigation District, California Revenue Bonds, Series 2011 5.500% due 01/01/2041	100	106
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	269
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	291
5.000% due 05/15/2058	100	118
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	612
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	262
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2029	125	136
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	569
		40,911
FLORIDA 1.3%
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.375% due 01/01/2049	320	312
6.500% due 01/01/2049	290	282
		594
PUERTO RICO 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.257% (0.7*US0003M + 0.520%) due 07/01/2029 ~	125	124
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	698	160
4.750% due 07/01/2053	245	239

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 07/01/2058	480	481
		1,004
Total Municipal Bonds & Notes (Cost $40,808)		42,509
SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (d) 7.1%		3,268
Total Short-Term Instruments (Cost $3,268)		3,268
Total Investments in Securities (Cost $44,076)		45,777
	SHARES
INVESTMENTS IN AFFILIATES 19.1%
SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%

PIMCO Short-Term Floating NAV Portfolio III	889,164	8,795
Total Short-Term Instruments (Cost $8,795)		8,795
Total Investments in Affiliates (Cost $8,795)		8,795
Total Investments 118.8% (Cost $52,871)		$54,572
Other Assets and Liabilities, net (18.8)%		(8,651)
Net Assets 100.0%		$45,921

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$268	U.S. Treasury Notes 2.250% due 03/31/2021	$(273)	$268	$268
MBC	2.680	06/28/2019	07/01/2019	3,000	U.S. Treasury Notes 2.250% due 04/30/2024	(3,098)	3,000	3,001

Total Repurchase Agreements	$(3,371)	$3,268	$3,269

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$40,911	$0	$40,911
Florida	0	594	0	594
Puerto Rico	0	1,004	0	1,004
Short-Term Instruments
Repurchase Agreements	0	3,268	0	3,268
	$0	$45,777	$0	$45,777
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,795	$0	$0	$8,795
Total Investments	$8,795	$45,777	$0	$54,572

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.6% ¤

MUNICIPAL BONDS & NOTES 99.0%

CALIFORNIA 98.2%

Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013 5.000% due 10/01/2021	$2,000	$2,168
Bay Area Toll Authority, California Revenue Bonds, Series 2008 3.000% (MUNIPSA) due 04/01/2045 ~	200	206
Bay Area Toll Authority, California Revenue Bonds, Series 2014 1.875% due 04/01/2034	1,750	1,753
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,050	1,069
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	255	271
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013 4.000% due 10/01/2019	1,025	1,032
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2019	455	456
5.000% due 08/01/2020	475	495
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	788
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	1,705	1,901
5.000% due 08/15/2039	310	311
California Health Facilities Financing Authority Revenue Bonds, Series 2010 1.500% due 10/01/2040	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,500	2,527
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	277
4.000% due 10/01/2036	125	141
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,678
California Health Facilities Financing Authority Revenue Notes, Series 2011 5.000% due 08/15/2019	1,110	1,115
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,201
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,000	1,162
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015 2.632% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	4,999
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 2.332% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,508
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 2.063% (0.7*US0001M + 0.380%) due 08/01/2047 ~	2,250	2,250
California Municipal Finance Authority Revenue Bonds, Series 2009 2.000% due 02/01/2039	1,250	1,254
California Municipal Finance Authority Revenue Bonds, Series 2010 1.720% due 09/01/2021	4,500	4,500
California Municipal Finance Authority Revenue Bonds, Series 2015 2.250% (MUNIPSA + 0.350%) due 10/01/2045 ~	2,500	2,502
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2021	465	476
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,150
California Public Finance Authority Revenue Bonds, Series 2017 1.420% due 08/01/2052	2,500	2,500
California State Department of Water Resources Revenue Bonds, Series 2014 2.270% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,001
California State General Obligation Bonds, Series 2013 2.280% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,452
California State General Obligation Bonds, Series 2016 4.000% due 12/01/2030	3,000	3,145
California State General Obligation Notes, Series 2009 5.000% due 07/01/2019	1,870	1,870
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	235	258
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 2008 1.550% due 04/01/2032	2,320	2,320
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	1,500	1,530
California Statewide Communities Development Authority Revenue Notes, Series 2012 5.000% due 05/15/2020	675	697

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2020	165	170
5.000% due 05/15/2021	365	389
5.000% due 05/15/2024	1,000	1,155
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2020	300	311
5.000% due 07/01/2022	300	331
5.000% due 07/01/2024	300	349
5.000% due 08/01/2024	150	176
5.000% due 03/01/2025	410	489
5.000% due 08/01/2025	415	499
Contra Costa Transportation Authority, California Revenue Bonds, Series 2018 1.958% (0.7*US0001M + 0.250%) due 03/01/2034 ~	3,000	3,001
Eastern Municipal Water District, California Revenue Bonds, Series 2018 2.150% (MUNIPSA + 0.250%) due 07/01/2046 ~	2,000	1,999
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,114
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014 5.000% due 08/01/2020	1,830	1,908
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018 5.000% due 05/01/2021	1,000	1,068
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2021	3,500	3,722
Grossmont-Cuyamaca Community College District, California General Obligation Notes, Series 2018 4.000% due 08/01/2019	350	351
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2022	350	386
Irvine Unified School District, California Special Tax Bonds, Series 2014 1.500% due 09/01/2054	3,500	3,500
Irvine Unified School District, California Special Tax Notes, Series 2017
4.000% due 09/01/2022	685	729
5.000% due 09/01/2022	1,625	1,783
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	478
5.000% due 09/01/2020	810	846
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (b)	100	94
Long Beach, California Harbor Revenue Notes, Series 2018 5.000% due 12/15/2020	2,000	2,114
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	373
Los Angeles County, California Revenue Notes, Series 2019 5.000% due 06/30/2020 (a)	2,000	2,076
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011 5.000% due 10/01/2019	350	353
Los Angeles Department of Airports, California Revenue Notes, Series 2015 5.000% due 05/15/2021	860	922
Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,439
5.000% due 07/01/2024	1,665	1,975
M-S-R Public Power Agency, California Revenue Notes, Series 2018 4.000% due 07/01/2019	1,000	1,000
Morgan Hill Unified School District, California General Obligation Notes, Series 2017 5.000% due 08/01/2019	330	331
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (b)	1,900	1,825
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,279
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012 5.000% due 02/01/2024	1,660	1,812
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,125
5.000% due 11/01/2023	1,000	1,158
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2020	540	553
4.000% due 08/15/2021	510	531
5.000% due 08/15/2022	640	698
5.000% due 08/15/2023	930	1,039
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	403
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,182
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2021	1,035	1,114
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015 5.000% due 06/15/2020	2,680	2,780
Riverside County, California Revenue Notes, Series 2019 5.000% due 06/30/2020 (a)	1,000	1,038
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007 5.000% due 02/15/2021	175	184
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	580
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2021	2,000	2,152
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	466

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,557
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	290
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	593
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,377
Southern California Public Power Authority Revenue Bonds, Series 2009 1.500% due 07/01/2036	5,000	5,000
Southern California Public Power Authority Revenue Bonds, Series 2018
2.150% (MUNIPSA + 0.250%) due 07/01/2040 ~	2,500	2,496
2.250% due 07/01/2040	470	475
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,151
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	705
University of California Revenue Notes, Series 2015 5.000% due 05/15/2022	1,250	1,387
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,135
Ventura County, California Revenue Notes, Series 2019 5.000% due 07/01/2020 (a)	2,500	2,595
		135,586

GUAM 0.8%

Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,106

Total Municipal Bonds & Notes (Cost $135,385)		136,692

SHORT-TERM INSTRUMENTS 2.6%

COMMERCIAL PAPER 2.2%

Sacramento California Municipal Utility Districts 1.300% due 07/17/2019	3,000	3,000

REPURCHASE AGREEMENTS (c) 0.4%		574

Total Short-Term Instruments (Cost $3,574)		3,574
Total Investments in Securities (Cost $138,959)		140,266

	SHARES
INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%

PIMCO Short-Term Floating NAV Portfolio III	474,473	4,693
Total Short-Term Instruments (Cost $4,693)		4,693
Total Investments in Affiliates (Cost $4,693)		4,693
Total Investments 105.0% (Cost $143,652)		$144,959
Other Assets and Liabilities, net (5.0)%		(6,896)
Net Assets 100.0%		$138,063

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$574	U.S. Treasury Notes 2.250% due 03/31/2021	$(588)	$574	$574
Total Repurchase Agreements						$(588)	$574	$574

(1)						Includes accrued interest.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$135,586	$0	$135,586
Guam	0	1,106	0	1,106
Short-Term Instruments
Commercial Paper	0	3,000	0	3,000
Repurchase Agreements	0	574	0	574
	$0	$140,266	$0	$140,266
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,693	$0	$0	$4,693
Total Investments	$4,693	$140,266	$0	$144,959

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.2% ¤
CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 7.6%
ABN AMRO Bank NV 1.800% due 09/20/2019		$300	$300
AerCap Ireland Capital DAC
4.250% due 07/01/2020		1,000	1,015
4.625% due 10/30/2020		1,800	1,846
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	119
Ally Financial, Inc.
3.750% due 11/18/2019		$1,300	1,303
4.125% due 03/30/2020		2,500	2,530
4.250% due 04/15/2021		2,300	2,357
7.500% due 09/15/2020		100	106
8.000% due 03/15/2020		600	622
8.000% due 11/01/2031		1,600	2,123
American Tower Corp.
2.800% due 06/01/2020		2,100	2,105
3.450% due 09/15/2021		1,500	1,531
5.900% due 11/01/2021		3,300	3,551
Aviation Capital Group LLC 7.125% due 10/15/2020		600	635
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		100	107
Barclays Bank PLC 7.625% due 11/21/2022 (g)		400	437
British Transco International Finance BV 0.000% due 11/04/2021 (d)		600	565
CNH Industrial Capital LLC 4.375% due 11/06/2020		800	817
Compass Bank 2.750% due 09/29/2019		1,700	1,700
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,100	1,304
6.625% due 06/29/2021 •(f)(g)		200	252
Credit Suisse Group Funding Guernsey Ltd. 2.750% due 03/26/2020		$2,600	2,605
Crown Castle International Corp. 3.400% due 02/15/2021		1,500	1,521
Deutsche Bank AG 4.250% due 10/14/2021		5,400	5,473
Equinix, Inc. 2.875% due 02/01/2026	EUR	300	358
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$3,200	3,178
2.425% due 06/12/2020		1,500	1,494
2.597% due 11/04/2019		3,800	3,798
2.681% due 01/09/2020		1,100	1,099
3.157% due 08/04/2020		3,700	3,714
3.484% due 10/12/2021 ~		5,500	5,415
8.125% due 01/15/2020		1,000	1,028
General Motors Financial Co., Inc.
3.200% due 07/13/2020		2,800	2,810
3.442% due 04/09/2021 ~		6,400	6,399
ING Bank NV 2.450% due 03/16/2020		2,500	2,503
International Lease Finance Corp. 8.250% due 12/15/2020		2,900	3,129
Jyske Realkredit A/S 1.000% due 04/01/2020	DKK	67,200	10,376
Lloyds Banking Group PLC 3.186% due 06/21/2021 ~		$5,100	5,103
Navient Corp.
5.000% due 10/26/2020		300	307
5.875% due 03/25/2021		200	208
8.000% due 03/25/2020		7,600	7,885
Nissan Motor Acceptance Corp. 1.550% due 09/13/2019		900	898
Nordea Kredit Realkreditaktieselskab 2.000% due 04/01/2020	DKK	104,200	16,223
Nykredit Realkredit A/S
1.000% due 04/01/2020		258,400	39,841
2.000% due 04/01/2020		83,900	13,032

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~		$3,600	3,595
4.519% due 06/25/2024 •		2,300	2,396
7.500% due 08/10/2020 •(f)(g)		2,785	2,862
8.625% due 08/15/2021 •(f)(g)		730	789
Springleaf Finance Corp. 8.250% due 12/15/2020		500	538
State Bank of India 3.539% (US0003M + 0.950%) due 04/06/2020 ~		6,300	6,315
Sumitomo Mitsui Trust Bank Ltd. 2.859% due 09/19/2019 ~		7,300	7,308
UBS Group Funding Switzerland AG 4.377% (US0003M + 1.780%) due 04/14/2021 ~		18,300	18,748
Waha Aerospace BV 3.925% due 07/28/2020		300	301

			206,574

INDUSTRIALS 8.0%
Allergan Funding SCS
3.000% due 03/12/2020		3,800	3,812
3.691% (US0003M + 1.255%) due 03/12/2020 ~		200	201
Allergan Sales LLC 5.000% due 12/15/2021		3,600	3,765
Allergan, Inc. 3.375% due 09/15/2020		900	909
Altice Financing S.A. 5.250% due 02/15/2023	EUR	100	117
Altice Luxembourg S.A. 7.750% due 05/15/2022		$200	204
Anthem, Inc. 2.500% due 11/21/2020		500	501
AutoNation, Inc. 3.350% due 01/15/2021		800	807
BAT Capital Corp.
2.297% due 08/14/2020		3,800	3,792
3.118% due 08/14/2020 ~		10,100	10,126
BAT International Finance PLC 2.750% due 06/15/2020		4,100	4,110
Baxalta, Inc. 2.875% due 06/23/2020		149	149
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,300	1,310
Celgene Corp. 3.250% due 08/15/2022		200	206
Charter Communications Operating LLC
3.579% due 07/23/2020		2,458	2,480
4.464% due 07/23/2022		2,990	3,142
CVS Health Corp. 3.173% due 03/09/2021 ~		3,000	3,014
D.R. Horton, Inc. 4.000% due 02/15/2020		3,200	3,223
Danone S.A.
1.691% due 10/30/2019		400	399
2.077% due 11/02/2021		5,000	4,968
Dell International LLC 4.420% due 06/15/2021		13,800	14,216
Delta Air Lines, Inc.
2.600% due 12/04/2020		2,200	2,198
2.875% due 03/13/2020		1,600	1,602
3.625% due 03/15/2022		5,500	5,596
DISH DBS Corp.
5.125% due 05/01/2020		1,400	1,411
7.875% due 09/01/2019		2,000	2,013
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020		1,700	1,708
3.010% due 06/15/2021 ~		5,200	5,225
DXC Technology Co. 3.470% due 03/01/2021 ~		846	846
EMC Corp. 2.650% due 06/01/2020		4,950	4,923
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		5,600	5,616
Energy Transfer Operating LP 4.150% due 10/01/2020		1,400	1,424
Energy Transfer Partners LP 5.750% due 09/01/2020		800	823
EQT Corp.
2.500% due 10/01/2020		1,300	1,297
3.089% due 10/01/2020 ~		2,000	1,999
4.875% due 11/15/2021		3,000	3,137
ERAC USA Finance LLC
2.350% due 10/15/2019		8,100	8,091
2.600% due 12/01/2021		800	802
5.250% due 10/01/2020		400	414

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

GATX Corp. 3.285% due 11/05/2021 ~	7,200	7,172
General Electric Co.
5.500% due 01/08/2020	2,000	2,029
5.550% due 05/04/2020	300	307
HCA, Inc. 6.500% due 02/15/2020	900	921
Heathrow Funding Ltd. 4.875% due 07/15/2023	150	160
Hewlett Packard Enterprise Co. 3.318% due 10/05/2021 ~	12,300	12,302
Hyundai Capital America 1.750% due 09/27/2019	1,400	1,397
Imperial Brands Finance PLC
2.950% due 07/21/2020	5,000	5,014
3.750% due 07/21/2022	200	206
JT International Financial Services BV 3.500% due 09/28/2023	200	208
KLA-Tencor Corp. 3.375% due 11/01/2019	5,974	5,985
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,000	1,998
McDonald's Corp. 3.012% due 10/28/2021 ~	10,300	10,310
MGM Resorts International 6.625% due 12/15/2021	800	866
Microchip Technology, Inc. 3.922% due 06/01/2021	100	102
Mondelez International Holdings Netherlands BV 1.625% due 10/28/2019	200	199
Mylan NV
3.150% due 06/15/2021	6,700	6,702
3.750% due 12/15/2020	1,700	1,716
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	300	317
Penske Truck Leasing Co. LP 3.200% due 07/15/2020	4,000	4,019
Pioneer Natural Resources Co. 3.450% due 01/15/2021	800	811
Reynolds American, Inc.
3.250% due 06/12/2020	2,100	2,115
6.875% due 05/01/2020	1,200	1,242
Ryder System, Inc. 2.450% due 09/03/2019	100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,575	1,636
5.750% due 05/15/2024	100	111
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019	2,400	2,396
Sky Ltd. 2.625% due 09/16/2019	100	100
Solvay Finance America LLC 3.400% due 12/03/2020	4,200	4,241
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,101
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	2,531	2,538
Syngenta Finance NV
3.698% due 04/24/2020	3,900	3,928
3.933% due 04/23/2021	300	305
Telefonica Emisiones S.A. 5.134% due 04/27/2020	1,000	1,021
Textron, Inc. 3.095% due 11/10/2020 ~	5,410	5,410
Time Warner Cable LLC
4.000% due 09/01/2021	1,700	1,745
4.125% due 02/15/2021	500	509
5.000% due 02/01/2020	2,900	2,938
Toyota Industries Corp. 3.110% due 03/12/2022	200	204
TransCanada PipeLines Ltd. 3.750% due 10/16/2023	100	104
VMware, Inc. 2.300% due 08/21/2020	2,900	2,892
Volkswagen Group of America Finance LLC 2.450% due 11/20/2019	2,647	2,646
WPP Finance 4.750% due 11/21/2021	3,900	4,087
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	1,200	1,201

		215,887

SPECIALTY FINANCE 0.3%
CIMIC Group Ltd. 0.000% due 08/03/2019 (d)(h)	2,500	2,493

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Banking Group PLC
3.870% due 09/04/2019 (h)	1,726	1,726
3.870% due 09/02/2020 (h)	1,726	1,728
3.870% due 09/02/2021 (h)	1,726	1,730
		7,677
UTILITIES 2.4%
AT&T, Inc.
3.270% due 06/01/2021 ~	5,000	5,026
3.547% (US0003M + 0.950%) due 07/15/2021 ~	2,900	2,926
4.100% due 02/15/2028	322	342
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~	1,000	1,003
Duke Energy Corp. 3.028% due 05/14/2021 ~	11,000	11,030
Electricite de France S.A. 4.600% due 01/27/2020	1,700	1,721
Entergy Corp. 5.125% due 09/15/2020	4,400	4,506
Fortis, Inc. 2.100% due 10/04/2021	800	793
Georgia Power Co. 4.250% due 12/01/2019	100	101
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	100	101
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~	11,530	11,534
2.921% due 08/21/2020 ~	6,600	6,598
Plains All American Pipeline LP 2.600% due 12/15/2019	100	100
Sempra Energy 2.860% due 03/15/2021 ~	1,100	1,096
Sinopec Group Overseas Development Ltd. 1.750% due 09/29/2019	3,500	3,495
Southern Power Co. 2.937% due 12/20/2020 ~	3,700	3,701
Sprint Communications, Inc.
7.000% due 03/01/2020	1,500	1,541
7.000% due 08/15/2020	3,900	4,051
Sprint Corp. 7.250% due 09/15/2021	900	959
Verizon Communications, Inc.
3.376% due 02/15/2025	392	409
4.016% due 12/03/2029	2,587	2,804
		63,837
Total Corporate Bonds & Notes (Cost $491,171)		493,975

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
2.125% due 04/24/2026	6,400	6,448
2.804% due 03/25/2049 •	15,235	15,201
2.834% due 10/25/2036 - 09/25/2041 •	3,310	3,321
2.854% due 08/25/2037 •	993	997
3.004% due 01/25/2042 •	6,034	6,085
4.607% due 05/01/2038 •	5,884	6,178
Fannie Mae UMBS 3.500% due 02/01/2045 - 03/01/2048	17,400	17,904
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	5,000	5,109
4.000% due 07/01/2049 - 08/01/2049	488,500	504,738
Freddie Mac
2.774% due 07/15/2036 •	421	422
2.844% due 05/15/2032 - 09/15/2042 •	2,732	2,741
2.994% due 12/15/2037 •	350	353
3.014% due 10/15/2037 •	1,002	1,013
Ginnie Mae
0.675% due 10/16/2053 ~(a)	4,078	113
2.740% due 10/20/2043 •	8,076	8,045
2.783% due 02/20/2049 •	15,391	15,380
3.030% due 08/20/2068 •	6,229	6,113
NCUA Guaranteed Notes 2.979% due 12/08/2020 •	761	764
Small Business Administration
4.840% due 05/01/2025	84	88
4.990% due 09/01/2024	98	102
5.160% due 02/01/2028	63	67
5.310% due 05/01/2027	123	132
5.510% due 11/01/2027	45	49
5.820% due 06/01/2026	83	89
5.870% due 07/01/2028	45	48
6.020% due 08/01/2028	24	26

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

6.770% due 11/01/2028		108	119
Total U.S. Government Agencies (Cost $599,317)			601,645

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Bonds
3.000% due 05/15/2045 (m)		2,010	2,196
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022		105	104
0.125% due 07/15/2026		12,365	12,287
0.375% due 07/15/2023		296	299
0.375% due 07/15/2025 (k)(m)		19,070	19,288
0.375% due 07/15/2025 (k)		3,340	3,378
0.375% due 01/15/2027		159	160
0.375% due 07/15/2027		11,552	11,665
0.500% due 01/15/2028		20,872	21,223
0.625% due 07/15/2021 (k)		1,360	1,369
0.625% due 01/15/2026		6,774	6,940
0.750% due 02/15/2042		6,886	6,919
0.875% due 02/15/2047		1,979	2,020
1.250% due 07/15/2020 (k)		9,853	9,918
1.375% due 02/15/2044 (k)		3,355	3,812
1.375% due 02/15/2044		9,286	10,552
1.750% due 01/15/2028		110	123
2.125% due 02/15/2040		1,383	1,772
2.125% due 02/15/2041		117	151
2.500% due 01/15/2029 (k)(m)		31,358	37,744
3.375% due 04/15/2032		1,152	1,579
3.875% due 04/15/2029		3,326	4,455
U.S. Treasury Notes
1.625% due 05/15/2026 (m)		28,700	28,233
2.000% due 02/15/2025		36,800	37,165
2.750% due 02/15/2024 (k)		46,900	48,961
Total U.S. Treasury Obligations (Cost $265,666)			272,313

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Adjustable Rate Mortgage Trust 5.286% due 07/25/2035 ~		231	232
American Home Mortgage Investment Trust 4.044% due 09/25/2045 •		2	2
Banc of America Funding Trust 4.429% due 05/20/2036 ^~		584	578
BCAP LLC Trust 4.410% due 01/26/2034 ~		60	59
Bear Stearns Adjustable Rate Mortgage Trust 4.855% due 01/25/2035 ~		305	311
Bear Stearns ALT-A Trust 4.528% due 07/25/2035 ^~		914	756
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~		104	92
Chase Mortgage Finance Trust
4.577% due 02/25/2037 ~		164	167
4.791% due 02/25/2037 ~		254	261
5.500% due 12/25/2022 ^		499	350
ChaseFlex Trust 6.300% due 06/25/2036 ^~		80	73
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.684% due 01/25/2035 •		8	7
Citigroup Mortgage Loan Trust 4.990% due 11/25/2035 •		139	140
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		9,458	6,782
6.500% due 09/25/2037 ^		1,895	1,290
Countrywide Home Loan Mortgage Pass-Through Trust
3.912% due 11/20/2034 ~		558	570
4.046% due 08/20/2035 ^~		2,408	2,362
Credit Suisse First Boston Mortgage Securities Corp. 4.741% due 04/25/2034 ~		9	9
Credit Suisse Mortgage Capital Certificates 6.000% due 05/27/2037		15	15
Eurosail PLC 1.739% due 06/13/2045 •	GBP	2,323	2,932
F-E Mortgages SRL 0.012% due 12/15/2043 •	EUR	266	302
First Horizon Alternative Mortgage Securities Trust 4.278% due 04/25/2035 ~		$388	395
Grecale RMBS SRL 0.188% due 01/27/2061 •	EUR	489	556
GS Mortgage Securities Trust 3.849% due 12/10/2043		$240	242
GSR Mortgage Loan Trust
4.500% due 09/25/2035 ~		15	16
4.716% due 11/25/2035 ~		265	268
HarborView Mortgage Loan Trust
2.520% due 03/19/2037 •		1,145	1,119

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

2.700% due 11/19/2035 •		930	894
2.723% due 06/20/2035 •		622	622
HomeBanc Mortgage Trust 2.734% due 10/25/2035 •		270	273
IndyMac Mortgage Loan Trust
2.614% due 07/25/2036 •		1,458	1,364
4.359% due 11/25/2035 ^~		288	274
JPMorgan Alternative Loan Trust
2.594% due 06/25/2037 •		445	446
6.310% due 08/25/2036 ^þ		3,805	3,606
JPMorgan Mortgage Trust
4.441% due 07/25/2035 ~		136	138
4.451% due 04/25/2035 ~		55	56
MASTR Adjustable Rate Mortgages Trust 4.663% due 11/21/2034 ~		247	258
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.134% due 09/15/2030 •		139	139
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.874% due 06/15/2030 •		13	13
Merrill Lynch Mortgage Investors Trust
4.357% due 06/25/2035 ~		369	373
4.358% due 12/25/2034 ~		112	114
4.625% due 05/25/2036 ~		4	4
Natixis Commercial Mortgage Securities Trust 3.144% due 02/15/2033 •		4,750	4,720
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.784% due 12/25/2035 •		8,842	8,410
Residential Accredit Loans, Inc. Trust
2.584% due 06/25/2046 •		120	48
6.000% due 09/25/2036		332	303
6.000% due 09/25/2036 ^		868	791
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		10,163	6,950
Structured Adjustable Rate Mortgage Loan Trust 3.390% due 11/25/2034 •		938	915
Structured Asset Mortgage Investments Trust
2.614% due 05/25/2036 •		143	135
3.070% due 05/19/2035 •		72	72
Thornburg Mortgage Securities Trust 3.502% due 03/25/2037 ^•		3,879	3,611
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	11,100	14,150
Vornado DP LLC Trust 2.970% due 09/13/2028		$295	296
WaMu Mortgage Pass-Through Certificates Trust
2.774% due 01/25/2045 •		741	737
3.144% due 11/25/2034 •		336	339
3.204% due 01/25/2045 •		460	461
4.197% due 10/25/2034 ~		65	65
4.394% due 01/25/2035 ~		71	74
4.506% due 06/25/2034 ~		69	71
Wells Fargo Mortgage-Backed Securities Trust
4.813% due 03/25/2036 ~		5	5
4.904% due 03/25/2035 ~		174	179
4.934% due 04/25/2036 ~		3	3
4.941% due 06/25/2033 ~		41	42
4.973% due 12/25/2034 ~		25	26
5.000% due 03/25/2036		25	24
5.222% due 04/25/2036 ~		569	566
Total Non-Agency Mortgage-Backed Securities (Cost $71,743)			71,453

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust
3.079% due 05/25/2035 •		127	127
3.274% due 05/25/2035 •		837	834
3.304% due 12/25/2034 •		633	628
Apidos CLO 3.572% due 01/19/2025 •		2,716	2,719
Asset-Backed Securities Corp. Home Equity Loan Trust 2.634% due 11/25/2036 •		6,600	6,212
Atrium Corp. 3.422% due 04/22/2027 •		3,200	3,192
Babson Euro CLO BV 0.509% due 10/25/2029 •	EUR	800	906
Bayview Opportunity Master Fund Trust 4.066% due 09/28/2033 þ		$164	166
Bear Stearns Asset-Backed Securities Trust
2.904% due 09/25/2046 •		558	436
3.064% due 02/25/2036 •		8,587	7,830
Benefit Street Partners CLO Ltd. 3.381% due 07/18/2027 •		1,500	1,497
Carlyle Global Market Strategies Euro CLO DAC 1.200% due 09/21/2029	EUR	400	460
Catamaran CLO Ltd. 3.432% due 01/27/2028 •		$4,180	4,163

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

CoreVest American Finance Trust 2.968% due 10/15/2049		904	910
Countrywide Asset-Backed Certificates 3.439% due 12/25/2035 •		2,600	2,581
Countrywide Asset-Backed Certificates Trust 4.129% due 11/25/2034 •		2,831	2,835
Countrywide Asset-Backed Certificates Trust, Inc.
3.184% due 11/25/2034 •		352	355
3.259% due 08/25/2034 •		117	116
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		5,200	5,194
Fremont Home Loan Trust
2.544% due 01/25/2037 •		2,306	1,486
2.644% due 10/25/2036 •		7,534	3,821
3.124% due 07/25/2035 •		1	1
GSAMP Trust 2.604% due 11/25/2036 •		1,072	654
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •		2,498	2,492
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.454% due 11/25/2034 •		337	335
Jamestown CLO Ltd. 3.287% due 07/15/2026 •		2,728	2,722
Jubilee CLO BV 0.482% due 12/15/2029 •	EUR	1,940	2,201
KVK CLO Ltd. 3.697% due 01/14/2028		$550	548
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •		924	929
Morgan Stanley ABS Capital, Inc. Trust
3.334% due 03/25/2035 •		221	223
3.439% due 07/25/2035 •		7,435	7,475
Morgan Stanley Home Equity Loan Trust 3.109% due 08/25/2035 •		276	277
Nelnet Student Loan Trust 3.360% due 07/27/2048 •		939	944
North Carolina State Education Assistance Authority 3.204% due 07/25/2039 •		5,065	5,095
OCP CLO Ltd.
3.397% due 07/15/2027 •		3,100	3,094
3.406% due 10/26/2027 •		5,230	5,220
3.438% due 04/17/2027 •		1,700	1,698
OFSI Fund Ltd. 3.247% due 03/20/2025 •		3,545	3,546
OHA Credit Partners Ltd. 3.771% due 10/20/2025		2,369	2,371
Option One Mortgage Loan Trust
2.544% due 01/25/2037 •		2,755	2,073
2.544% due 03/25/2037 •		2,374	1,792
Palmer Square Loan Funding Ltd. 3.247% due 07/15/2026 •		13,216	13,140
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.154% due 07/25/2035 •		154	154
3.379% due 10/25/2034 •		60	60
Residential Asset Mortgage Products Trust 3.199% due 06/25/2035 •		330	332
Residential Asset Securities Corp. Trust 2.784% due 02/25/2036 •		229	230
Saxon Asset Securities Trust 2.714% due 09/25/2047 •		1,335	1,303
SLM Private Education Loan Trust 4.644% due 06/16/2042 •		1,700	1,720
SLM Student Loan Trust 4.080% due 04/25/2023 •		2,761	2,793
Sound Point CLO Ltd.
3.472% due 07/20/2027 •		1,300	1,301
3.482% due 01/20/2028 •		8,500	8,489
Soundview Home Loan Trust 3.354% due 10/25/2037 •		1,315	1,120
Structured Asset Securities Corp. Mortgage Loan Trust 3.940% due 04/25/2035 •		133	132
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		8,536	8,542
Symphony CLO Ltd. 3.627% due 10/15/2025 •		10,348	10,353
THL Credit Wind River CLO Ltd.
0.000% due 01/15/2026 •(b)		2,700	2,700
3.467% due 10/15/2027 •		250	250
TICP CLO Ltd. 3.601% due 04/20/2028		20,520	20,350
Tralee CLO Ltd. 3.622% due 10/20/2027 •		3,600	3,600
Venture CLO Ltd. 3.477% due 07/15/2027 •		2,900	2,903

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 2.664% due 05/25/2036 •		95	96
Total Asset-Backed Securities (Cost $168,453)			169,726
SOVEREIGN ISSUES 2.4%

Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	9,207	2,327
New Zealand Government International Bond 2.000% due 09/20/2025 (e)	NZD	3,356	2,464
United Kingdom Gilt 1.250% due 11/22/2027 (e)	GBP	35,035	60,180

Total Sovereign Issues (Cost $65,421)			64,971

SHORT-TERM INSTRUMENTS 55.3%

CERTIFICATES OF DEPOSIT 0.8%

Barclays Bank PLC 2.980% due 10/25/2019 ~		$22,700	22,723

COMMERCIAL PAPER 0.2%

Boston Scientific Corp. 2.910% due 07/10/2019		1,300	1,299
Crown Castle International Corp. 2.800% due 07/17/2019		250	250
Encana Corp.
3.120% due 07/08/2019		400	400
3.200% due 08/01/2019		1,300	1,297
Royal Caribbean Cruise
2.750% due 08/07/2019		1,100	1,097
2.850% due 07/30/2019		300	299
2.900% due 07/11/2019		400	399
2.900% due 07/15/2019		250	250

			5,291

REPURCHASE AGREEMENTS (i) 54.1%			1,462,366

U.S. TREASURY BILLS 0.2%
2.217% due 07/02/2019 - 08/29/2019 (c)(d)(k)(m)		7,101	7,083

Total Short-Term Instruments (Cost $1,497,439)			1,497,463

Total Investments in Securities (Cost $3,159,210)			3,171,546

	SHARES
INVESTMENTS IN AFFILIATES 26.9%
SHORT-TERM INSTRUMENTS 26.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.9%

PIMCO Short Asset Portfolio	37,023,927	368,240
PIMCO Short-Term Floating NAV Portfolio III	36,262,750	358,711

Total Short-Term Instruments (Cost $729,006)		726,951

Total Investments in Affiliates (Cost $729,006)		726,951
Total Investments 144.1% (Cost $3,888,216)		$3,898,497
Financial Derivative Instruments (j)(l) 4.9%(Cost or Premiums, net $6,189)		133,620
Other Assets and Liabilities, net (49.0)%		(1,327,307)
Net Assets 100.0%		$2,704,810

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

CIMIC Group Ltd.	0.000%	08/03/2019	08/13/2018	$2,491	$2,493	0.09%
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	1,726	1,730	0.06
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	1,726	1,728	0.06
Lloyds Banking Group PLC	3.870	09/04/2019	05/22/2018	1,726	1,726	0.06
				$7,669	$7,677	0.28%
BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	2.470%	07/01/2019	07/03/2019	$650,000	U.S. Treasury Bonds 2.875% - 4.250% due 05/15/2039 - 05/15/2043	$(620,755)	$650,000	$650,000
					U.S. Treasury Notes 2.375% due 02/29/2024	(42,004)
	2.820	06/28/2019	07/01/2019	650,000	U.S. Treasury Bonds 2.500% - 3.000% due 05/15/2045 - 05/15/2046	(295,578)	650,000	650,153
					U.S. Treasury Notes 2.625% - 2.875% due 05/15/2021 - 03/31/2025	(368,327)
BOS	2.550	06/27/2019	07/03/2019	9,456	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(9,475)	9,456	9,459
BSN	2.520	06/28/2019	07/01/2019	56,000	U.S. Treasury Notes 2.500% due 05/15/2024	(57,192)	56,000	56,012
FICC	2.000	06/28/2019	07/01/2019	810	U.S. Treasury Notes 2.250% due 03/31/2021	(831)	810	810
NOM	2.700	06/28/2019	07/01/2019	70,300	U.S. Treasury Notes 1.500% due 05/31/2020	(71,766)	70,300	70,316
RDR	2.550	06/28/2019	07/01/2019	25,800	U.S. Treasury Notes 2.000% due 10/31/2021	(26,340)	25,800	25,805
Total Repurchase Agreements						$(1,492,268)	$1,462,366	$1,462,555

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (1.9)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$31,000	$(31,276)	$(31,228)
Fannie Mae UMBS, TBA	3.500	08/01/2049	19,000	(19,374)	(19,415)
Total U.S. Government Agencies				(50,650)	(50,643)

U.S. Treasury Obligations (0.8)%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/2028	13,777	(13,417)	(14,040)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury Inflation Protected Securities	0.750	07/15/2028	9,059	(9,362)	(9,475)
Total U.S. Treasury Obligations				(22,779)	(23,515)
Total Short Sales (2.7)%				$(73,429)	$(74,158)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(12,888) at a weighted average interest rate of 2.678%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $(63) of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Crude June 2020 Futures	$58.500	05/14/2020	150	$150	$944	$703
Put - NYMEX Crude June 2020 Futures	58.500	05/14/2020	150	150	944	1,035
Call - NYMEX Crude June 2020 Futures	59.000	05/14/2020	325	325	2,027	1,449
Put - NYMEX Crude June 2020 Futures	59.000	05/14/2020	325	325	2,014	2,327
Call - NYMEX Crude June 2020 Futures	59.500	05/14/2020	50	50	303	212
Put - NYMEX Crude June 2020 Futures	59.500	05/14/2020	50	50	303	372
Call - NYMEX Crude June 2020 Futures	60.000	05/14/2020	50	50	299	201
Put - NYMEX Crude June 2020 Futures	60.000	05/14/2020	50	50	299	385
Call - NYMEX Crude June 2020 Futures	62.000	05/14/2020	275	275	1,554	877
Put - NYMEX Crude June 2020 Futures	62.000	05/14/2020	275	275	1,452	2,436
Total Purchased Options					$10,139	$9,997

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - ICE Natural Gas August 2019 Futures	$32.000	07/26/2019	75	$2,325	$(39)	$(215)
Put - ICE Natural Gas Septmber 2019 Futures	32.000	08/27/2019	70	2,100	(37)	(147)
Put - NDEX Natural Gas August 2019 Futures	9.000	07/26/2019	440	327	(102)	(246)
Put - NDEX Natural Gas October 2019 Futures	13.000	09/26/2019	950	708	(208)	(1,146)
Call - NYMEX Crude August 2019 Futures	67.000	07/17/2019	132	132	(138)	(14)
Call - NYMEX Crude August 2019 Futures	67.500	07/17/2019	48	48	(48)	(4)
Call - NYMEX Crude August 2019 Futures	68.000	07/17/2019	72	72	(66)	(6)
Call - NYMEX Crude August 2019 Futures	68.500	07/17/2019	84	84	(76)	(6)
Call - NYMEX Crude September 2019 Futures	57.000	08/15/2019	108	108	(180)	(405)
Call - NYMEX Crude September 2019 Futures	57.500	08/15/2019	208	208	(340)	(718)
Call - NYMEX Crude September 2019 Futures	58.000	08/15/2019	36	36	(50)	(114)
Call - NYMEX Crude September 2019 Futures	59.000	08/15/2019	48	48	(61)	(127)
Call - NYMEX Crude September 2019 Futures	60.000	08/15/2019	108	108	(120)	(235)
Put - NYMEX Natural Gas August 2019 Futures	2.400	07/26/2019	180	1,800	(73)	(242)
Put - NYMEX Natural Gas August 2019 Futures	2.450	07/26/2019	132	1,320	(59)	(225)
Put - NYMEX Natural Gas September 2019 Futures	2.100	08/27/2019	12	120	(5)	(6)
Put - NYMEX Natural Gas September 2019 Futures	2.150	08/27/2019	144	1,440	(72)	(97)
Put - NYMEX Natural Gas September 2019 Futures	2.200	08/27/2019	108	1,080	(73)	(91)
Call - NYMEX Natural Gas September 2019 Futures	2.550	08/27/2019	108	1,080	(49)	(35)
Call - NYMEX Natural Gas September 2019 Futures	2.600	08/27/2019	156	1,560	(61)	(38)
Call - NYMEX WTI-Brent Crude Spread December 2018 Futures	5.000	10/30/2019	60	60	(37)	(43)
Call - NYMEX WTI-Brent Crude Spread December 2019 Futures	5.000	08/29/2019	60	60	(37)	(28)
Put - NYMEX WTI-Brent Crude Spread December 2019 Futures	9.000	10/30/2019	60	60	(16)	(14)
Call - NYMEX WTI-Brent Crude Spread November 2019 Futures	5.000	09/27/2019	60	60	(37)	(37)
Put - NYMEX WTI-Brent Crude Spread November 2019 Futures	9.000	09/27/2019	60	60	(16)	(9)
Put - NYMEX WTI-Brent Crude Spread October 2019 Futures	9.000	08/29/2019	60	60	(16)	(11)
Total Written Options					$(2,016)	$(4,259)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures	09/2019	37	$1,665	$(2)	$0	$0
Brent (ICE) Dubai April Futures	04/2020	9	23	1	0	0
Brent (ICE) Dubai August Futures	08/2020	9	22	0	0	0
Brent (ICE) Dubai December Futures	12/2020	9	22	0	0	(1)
Brent (ICE) Dubai February Futures	02/2020	9	23	2	0	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Brent (ICE) Dubai January Futures	01/2020	9	23	2	0	0
Brent (ICE) Dubai July Futures	07/2020	9	22	0	0	(1)
Brent (ICE) Dubai June Futures	06/2020	9	22	1	0	(1)
Brent (ICE) Dubai March Futures	03/2020	9	23	1	0	0
Brent (ICE) Dubai May Futures	05/2020	9	22	1	0	0
Brent (ICE) Dubai November Futures	11/2020	9	21	0	0	(1)
Brent (ICE) Dubai October Futures	10/2020	9	21	0	0	(1)
Brent (ICE) Dubai September Futures	09/2020	9	21	0	0	(1)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	9	23	(7)	0	(1)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	9	22	(8)	0	(1)
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	9	22	(8)	0	(1)
Brent 1st Line vs. Dubai 1st Line February Futures	02/2020	9	23	(6)	0	(1)
Brent 1st Line vs. Dubai 1st Line January Futures	01/2020	9	23	(6)	0	(1)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	9	22	(7)	0	(1)
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	9	22	(7)	0	(1)
Brent 1st Line vs. Dubai 1st Line March Futures	03/2020	9	23	(6)	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	9	22	(7)	0	(1)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	9	21	(8)	0	(1)
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	9	21	(8)	0	(1)
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	9	21	(8)	0	(1)
Brent Crude December Futures	10/2020	978	60,069	1,821	0	(724)
Brent Crude December Futures	10/2021	2,764	166,586	(5,144)	0	(1,714)
Brent Crude January Futures	11/2019	56	3,559	219	0	(50)
Brent Crude November Futures	09/2019	154	9,867	(266)	0	(140)
Brent Crude October Futures	08/2019	200	12,870	495	0	(184)
Brent Crude September Futures	07/2019	53	3,431	15	0	(49)
Chicago Ethanol (Platts) August Futures	08/2019	272	17,507	1,530	0	(574)
Chicago Ethanol (Platts) December Futures	12/2019	272	17,050	931	0	(544)
Chicago Ethanol (Platts) July Futures	07/2019	12	770	70	0	(26)
Chicago Ethanol (Platts) November Futures	11/2019	272	17,193	1,099	0	(542)
Chicago Ethanol (Platts) October Futures	10/2019	272	17,336	1,216	0	(540)
Chicago Ethanol (Platts) September Futures	09/2019	12	770	70	0	(24)
Cocoa December Futures	12/2019	119	2,925	11	0	(31)
Cocoa September Futures	09/2019	93	2,255	(36)	0	(26)
Copper December Futures	12/2019	400	60,030	(2,621)	0	0
Copper September Futures	09/2019	185	27,732	(947)	0	0
Corn December Futures	12/2020	200	4,158	(19)	1	(25)
Corn March Futures	03/2020	316	6,944	(277)	0	(235)
Corn May Futures	05/2020	341	7,553	(303)	0	(223)
Gas Oil November Futures	11/2019	67	4,035	(183)	10	0
Gas Oil September Futures	09/2019	301	18,075	1,065	30	0
Hard Red Winter Wheat December Futures	12/2019	231	5,596	282	0	(217)
Hard Red Winter Wheat July Futures	07/2020	33	858	(17)	0	(29)
Hard Red Winter Wheat September Futures	09/2019	623	14,376	262	0	(623)
Henry Hub Natural Gas April Futures	03/2020	152	917	(85)	0	(5)
Henry Hub Natural Gas August Futures	07/2020	152	945	(58)	0	(6)
Henry Hub Natural Gas December Futures	11/2020	72	491	12	0	(3)
Henry Hub Natural Gas February Futures	01/2020	72	482	3	0	(2)
Henry Hub Natural Gas January Futures	12/2019	72	487	9	0	(2)
Henry Hub Natural Gas July Futures	06/2020	152	939	(63)	0	(5)
Henry Hub Natural Gas June Futures	05/2020	152	923	(79)	0	(5)
Henry Hub Natural Gas March Futures	02/2020	72	468	(10)	0	(2)
Henry Hub Natural Gas May Futures	04/2020	152	908	(94)	0	(5)
Henry Hub Natural Gas November Futures	10/2020	72	461	(17)	0	(3)
Henry Hub Natural Gas October Futures	09/2020	152	949	(53)	0	(6)
Henry Hub Natural Gas September Futures	08/2020	152	940	(62)	0	(6)
Henry Hub Natural Gas Swap August Futures	07/2019	41	237	(55)	0	(2)
Henry Hub Natural Gas Swap December Futures	11/2019	41	266	(26)	0	(1)
Henry Hub Natural Gas Swap November Futures	10/2019	40	240	(45)	0	(1)
Henry Hub Natural Gas Swap October Futures	09/2019	41	237	(55)	0	(1)
Henry Hub Natural Gas Swap September Futures	08/2019	40	228	(57)	0	(2)
Lead November Futures	11/2019	86	4,162	111	0	0
Live Cattle August Futures	08/2019	355	14,818	(437)	0	(142)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2020	6	23	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2019	17	72	(9)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	6	22	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2019	17	63	(17)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2020	6	16	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2020	6	23	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2020	6	23	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2019	17	79	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	6	22	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2020	6	22	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2020	6	23	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2020	6	23	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2019	17	60	(21)	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2020	6	21	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2019	17	62	(18)	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2020	6	21	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2019	17	67	(14)	1	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	6	21	(2)	0	0
Natural Gas March Futures	02/2020	132	3,435	(148)	0	(16)
Natural Gas March Futures	02/2021	66	1,784	(3)	0	(12)
Natural Gas May Futures	04/2020	207	4,945	(348)	0	(29)
Natural Gas October Futures	09/2019	953	22,024	(3,283)	0	(133)
Natural Gas October Futures	09/2020	482	12,040	(664)	0	(72)
Natural Gas September Futures	08/2019	16	365	4	0	(3)
New York Harbor ULSD November Futures	10/2019	48	3,949	(231)	0	(45)
New York Harbor ULSD September Futures	08/2019	60	4,907	315	0	(55)
Platinum October Futures	10/2019	132	5,551	207	156	0
Put Options Strike @ USD 75.000 on Brent Crude September 2019 Futures (1)	07/2019	49	18	(59)	4	0
RBOB Gasoline November Futures	10/2019	53	3,687	(120)	0	(35)
Silver September Futures	09/2019	132	10,125	(118)	31	0
Soybean March Futures	03/2020	281	13,228	393	137	0
Soybean May Futures	05/2020	152	7,203	74	69	0
Soybean November Futures	11/2019	177	8,169	28	95	0
Soybean November Futures	11/2020	80	3,806	8	41	0
U.S. Treasury 5-Year Note September Futures	09/2019	34	4,017	67	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	464	59,378	1,149	15	0
U.S. Treasury 30-Year Bond September Futures	09/2019	145	22,561	606	0	(18)
Wheat December Futures	12/2019	608	16,370	(366)	0	(555)
White Sugar October Futures	09/2019	880	14,674	108	0	(57)
WTI Crude April Futures	03/2020	342	19,432	1,546	0	(308)
WTI Crude December Futures	11/2020	3,174	174,665	(5,856)	0	(2,508)
WTI Crude December Futures	11/2021	47	2,530	(25)	0	(29)
WTI Crude February Futures	01/2020	228	13,092	205	0	(214)
WTI Crude June Futures	05/2020	1,858	104,531	(3,329)	0	(1,635)
WTI Crude June Futures	05/2021	2,292	124,181	(1,682)	0	(1,581)
WTI Crude June Futures	05/2022	276	14,783	701	0	(157)
WTI Crude March Futures	02/2020	508	29,017	(1,263)	0	(467)
WTI Crude May Futures	04/2020	500	28,265	1,952	0	(445)
WTI Crude September Futures	08/2019	218	12,757	(806)	0	(211)
WTI Crude September Futures	08/2020	72	3,999	(514)	0	(60)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2019	39	168	45	3	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	39	125	2	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	39	129	6	0	(1)
WTI Houston (Argus) vs. WTI Trade October Futures	09/2019	39	137	13	0	(1)
WTI Houston (Argus) vs. WTI Trade September Futures	08/2019	39	151	28	0	(1)
				$(13,332)	$595	$(15,387)

SHORT FUTURES CONTRACTS
					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminium November Futures	11/2019	122	$(5,538)	$82	$0	$0
Arabica Coffee December Futures	12/2019	21	(890)	(151)	0	(22)
Arabica Coffee September Futures	09/2019	38	(1,560)	(27)	0	(39)
Brent Crude December Futures	10/2019	698	(44,532)	(2,412)	621	0
Brent Crude December Futures	10/2022	1,240	(74,425)	716	696	0
Brent Crude December Futures	10/2023	198	(11,941)	64	99	(2)
Brent Crude June Futures	05/2020	930	(58,172)	(2,185)	763	0
Brent Crude June Futures	04/2021	349	(21,177)	159	237	0
Brent Crude June Futures	04/2022	556	(33,421)	(130)	323	0
Call Options Strike @ USD 63.000 on Brent Crude September 2019 Futures (1)	07/2019	168	(591)	(331)	104	0
Call Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	150	(836)	219	62	0
Call Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	64	(342)	95	26	0
Call Options Strike @ USD 65.000 on Brent Crude September 2019 Futures (1)	07/2019	49	(117)	(41)	26	0
Call Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	72	(377)	120	29	0
Call Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	189	(966)	351	76	0
Call Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	50	(245)	93	20	0
Call Options Strike @ USD 66.500 on Brent Crude June 2020 Futures (1)	04/2020	50	(234)	98	20	0
Call Options Strike @ USD 67.000 on Brent Crude October 2019 Futures (1)	08/2019	168	(383)	(147)	66	0
Call Options Strike @ USD 68.000 on Brent Crude October 2019 Futures (1)	08/2019	84	(161)	(34)	30	0
Call Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	275	(1,020)	758	96	0
Call Options Strike @ USD 70.000 on Brent Crude October 2019 Futures (1)	08/2019	48	(64)	9	13	0
Call Options Strike @ USD 71.000 on Brent Crude September 2019 Futures (1)	07/2019	60	(34)	36	11	0
Call Options Strike @ USD 72.000 on Brent Crude September 2019 Futures (1)	07/2019	168	(74)	125	25	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Call Options Strike @ USD 73.500 on Brent Crude September 2019 Futures (1)	07/2019	24	(7)	22	3	0
Call Options Strike @ USD 74.000 on Brent Crude September 2019 Futures (1)	07/2019	72	(19)	59	7	0
Copper December Futures	12/2019	805	(54,750)	2,623	30	0
Copper September Futures	09/2019	385	(26,117)	1,155	29	0
Corn December Futures	12/2019	1,518	(32,751)	666	1,559	0
Corn July Futures	07/2020	341	(7,604)	257	193	0
Corn September Futures	09/2019	2,424	(51,480)	(2,145)	2,545	0
Cotton No. 2 December Futures	12/2019	107	(3,535)	(1)	1	0
Euro-Bund 10-Year Bond September Futures	09/2019	37	(7,268)	(73)	0	(10)
Gold 100 oz. August Futures	08/2019	281	(39,725)	(3,621)	0	(48)
Henry Hub Natural Gas April Futures	03/2021	72	(442)	33	3	0
Henry Hub Natural Gas August Futures	07/2019	31	(179)	36	1	0
Henry Hub Natural Gas August Futures	07/2021	72	(450)	26	3	0
Henry Hub Natural Gas December Futures	11/2019	41	(266)	19	1	0
Henry Hub Natural Gas December Futures	11/2021	72	(495)	(19)	4	0
Henry Hub Natural Gas February Futures	01/2021	72	(505)	(30)	3	0
Henry Hub Natural Gas January Futures	12/2020	72	(510)	(34)	3	0
Henry Hub Natural Gas July Futures	06/2021	72	(448)	27	3	0
Henry Hub Natural Gas June Futures	05/2021	72	(442)	34	3	0
Henry Hub Natural Gas March Futures	02/2021	72	(487)	(11)	3	0
Henry Hub Natural Gas May Futures	04/2021	72	(436)	40	3	0
Henry Hub Natural Gas November Futures	10/2019	40	(240)	38	1	0
Henry Hub Natural Gas November Futures	10/2021	72	(463)	13	4	0
Henry Hub Natural Gas October Futures	09/2019	31	(179)	35	1	0
Henry Hub Natural Gas October Futures	09/2021	72	(453)	23	4	0
Henry Hub Natural Gas September Futures	08/2019	30	(171)	36	1	0
Henry Hub Natural Gas September Futures	08/2021	72	(448)	27	3	0
Lean Hogs October Futures	10/2019	80	(2,267)	194	24	0
Natural Gas April Futures	03/2020	689	(16,632)	1,306	90	0
Natural Gas April Futures	03/2021	66	(1,621)	7	11	0
Natural Gas August Futures	07/2019	273	(6,301)	65	44	(3)
Natural Gas August Futures	07/2019	128	(1,096)	96	14	(4)
Natural Gas December Futures	11/2019	172	(4,463)	188	17	0
Natural Gas January Futures	12/2019	913	(24,715)	1,682	100	0
Natural Gas November Futures	10/2019	119	(2,855)	(23)	17	0
Nickel November Futures	11/2019	26	(1,984)	(118)	0	0
Nickel September Futures	09/2019	113	(8,614)	(571)	0	0
Put Options Strike @ EUR 112.100 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	1,176	(47)	58	7	0
Put Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	150	(1,128)	(73)	0	(62)
Put Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	64	(499)	(46)	0	(27)
Put Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	72	(571)	(60)	0	(30)
Put Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	189	(1,523)	(226)	0	(79)
Put Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	50	(417)	(80)	0	(21)
Put Options Strike @ USD 66.500 on Brent Crude June 2020 Futures (1)	04/2020	50	(432)	(99)	0	(22)
Put Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	275	(2,794)	(1,104)	0	(129)
RBOB Gasoline September Futures	08/2019	53	(4,127)	(450)	37	0
Soybean January Futures	01/2020	433	(20,232)	(249)	0	(233)
Soybean Oil December Futures	12/2019	371	(6,418)	(139)	0	(94)
Sugar No. 11 March Futures	02/2020	196	(2,974)	(16)	20	0
Sugar No. 11 October Futures	09/2019	892	(12,608)	(389)	160	0
U.S. Treasury 2-Year Note September Futures	09/2019	4	(861)	(7)	0	0
United Kingdom Long Gilt September Futures	09/2019	338	(55,930)	(452)	107	0
Wheat July Futures	07/2020	117	(3,198)	(39)	82	0
Wheat September Futures	09/2019	382	(10,070)	(1,045)	373	0
WTI Brent Financial April Futures	04/2020	6	(37)	5	0	(1)
WTI Brent Financial August Futures	08/2019	56	(328)	179	0	(3)
WTI Brent Financial August Futures	08/2020	6	(38)	4	0	0
WTI Brent Financial December Futures	12/2019	56	(321)	186	0	(5)
WTI Brent Financial December Futures	12/2020	6	(38)	3	0	0
WTI Brent Financial February Futures	02/2020	6	(36)	6	0	(1)
WTI Brent Financial January Futures	01/2020	6	(35)	6	0	0
WTI Brent Financial July Futures	07/2019	56	(349)	158	0	(2)
WTI Brent Financial July Futures	07/2020	6	(38)	4	0	0
WTI Brent Financial June Futures	06/2020	6	(37)	4	0	0
WTI Brent Financial March Futures	03/2020	6	(36)	5	0	0
WTI Brent Financial May Futures	05/2020	6	(37)	4	0	0
WTI Brent Financial November Futures	11/2019	56	(316)	190	0	(5)
WTI Brent Financial November Futures	11/2020	6	(38)	4	0	0
WTI Brent Financial October Futures	10/2019	56	(316)	191	0	(5)
WTI Brent Financial October Futures	10/2020	6	(38)	4	0	0
WTI Brent Financial September Futures	09/2019	56	(320)	187	0	(3)
WTI Brent Financial September Futures	09/2020	6	(38)	4	0	0
WTI Crude August Futures	07/2020	171	(9,535)	(676)	145	0
WTI Crude December Futures	11/2019	4,371	(253,431)	(22)	4,240	0
WTI Crude December Futures	11/2021	2,878	(154,894)	(260)	1,756	0
WTI Crude December Futures	11/2022	610	(32,696)	262	330	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

WTI Crude December Futures	11/2023	115	(6,203)	(49)	63	0
WTI Crude January Futures	12/2019	250	(14,428)	(1,166)	240	0
WTI Crude July Futures	06/2020	254	(14,221)	1,295	221	0
WTI Crude November Futures	10/2019	197	(11,469)	1,174	191	0
WTI Crude October Futures	09/2019	114	(6,658)	(109)	112	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	59	(202)	36	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	43	(141)	44	0	(4)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	43	(137)	48	0	(2)
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	59	(205)	33	0	(2)
WTI Houston (Argus) vs. WTI Trade January Futures	12/2019	59	(201)	37	0	(1)
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	43	(141)	44	0	(2)
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	59	(205)	33	0	(9)
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	59	(209)	28	0	(1)
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	59	(199)	38	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	43	(137)	48	0	(2)
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	43	(137)	48	0	(2)
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	43	(141)	44	0	(4)
WTI Midland vs WTI Trade April Futures	03/2020	59	35	77	0	0
WTI Midland vs WTI Trade August Futures	07/2020	43	33	71	2	0
WTI Midland vs WTI Trade December Futures	11/2020	43	36	74	2	0
WTI Midland vs WTI Trade February Futures	01/2020	59	35	77	4	0
WTI Midland vs WTI Trade January Futures	12/2019	59	32	74	4	0
WTI Midland vs WTI Trade July Futures	06/2020	43	31	70	2	0
WTI Midland vs WTI Trade June Futures	05/2020	59	38	80	3	0
WTI Midland vs WTI Trade March Futures	02/2020	59	38	80	4	0
WTI Midland vs WTI Trade May Futures	04/2020	59	37	79	2	0
WTI Midland vs WTI Trade November Futures	10/2020	43	36	74	2	0
WTI Midland vs WTI Trade October Futures	09/2020	43	36	74	2	0
WTI Midland vs WTI Trade September Futures	08/2020	43	33	71	2	0
Zinc September Futures	09/2019	86	(5,377)	(46)	0	0
				$(1,959)	$16,184	$(879)
Total Futures Contracts				$(15,291)	$16,779	$(16,266)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	1,530	$25	$(3)	$22	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	2.655%	Semi-Annual	10/19/2023		$7,700	$0	$289	$289	$0	$(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		19,280	477	(474)	3	19	0
Receive(7)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		24,980	(12)	(1,170)	(1,182)	24	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		194,100	(621)	(5,496)	(6,117)	162	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		71,600	(313)	(1,584)	(1,897)	59	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		3,400	(62)	(29)	(91)	4	0
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		11,850	(19)	33	14	10	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		94,710	(937)	1,694	757	128	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		34,400	1,761	(2,701)	(940)	57	0
Receive(7)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		226,100	140	(10,348)	(10,208)	178	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		32,240	2,791	(2,875)	(84)	176	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		11,000	1,100	(877)	223	62	0
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		5,000	0	(814)	(814)	32	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	990	(3)	0	(3)	0	0
Receive	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	0	2	0	(1)
Receive	CPURNSA	2.069	Maturity	07/15/2022		$3,500	0	(31)	(31)	0	(2)
Pay	CPURNSA	2.243	Maturity	11/21/2026		39,000	0	1,304	1,304	40	0
Pay	UKRPI	3.350	Maturity	05/15/2030	GBP	13,500	124	(205)	(81)	40	0
Pay	UKRPI	3.300	Maturity	12/15/2030		600	(29)	2	(27)	2	0
Pay	UKRPI	3.140	Maturity	04/15/2031		22,600	(2,375)	69	(2,306)	67	0
Pay	UKRPI	3.470	Maturity	09/15/2032		5,450	12	(109)	(97)	12	0

							$2,036	$(23,322)	$(21,286)	$1,072	$(9)

Total Swap Agreements							$2,061	$(23,325)	$(21,264)	$1,072	$(9)

(k)	Securities with an aggregate market value of $53,990 and cash of $4,158 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin asset of $1 and liability of $(4) for closed futures is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	08/2019		$1,149	CAD	1,543	$31	$0
	10/2019		1,078	DKK	7,018	0	(1)
BPS	07/2019	IDR	15,110,854		$1,044	0	(25)
	07/2019	KRW	1,266,540		1,097	0	0
	07/2019	MXN	20,701		1,076	0	(2)
	07/2019	NZD	4,827		3,169	0	(74)
	07/2019	TRY	5,292		913	0	(1)
	07/2019		$80,060	GBP	63,121	101	0
	07/2019		1,066	IDR	15,110,854	4	0
	07/2019		1,095	KRW	1,266,540	2	0
	07/2019		1,072	MXN	20,701	2	0
	07/2019		2,660	TRY	15,888	68	0
	07/2019		1,067	ZAR	15,289	15	0
	08/2019	GBP	63,121		$80,182	0	(103)
BRC	07/2019	CLP	717,664		1,016	0	(43)
	07/2019		$1,056	CLP	717,664	4	0
	08/2019	MXN	7,214		$363	0	(10)
	04/2020	DKK	180,520		28,196	85	0
CBK	07/2019		$7,119	EUR	6,264	4	0
	08/2019	EUR	6,264		$7,137	0	(4)
	04/2020	DKK	134,725		21,105	125	0
GLM	07/2019	BRL	12,197		3,106	0	(69)
	07/2019	CLP	702,758		1,013	0	(25)
	07/2019	EUR	6,264		6,990	0	(132)
	07/2019	GBP	1,070		1,362	3	0
	07/2019	IDR	15,087,380		1,057	0	(10)
	07/2019		$1,046	BRL	4,043	7	0
	07/2019		1,100	MXN	20,969	0	(11)
HUS	07/2019	BRL	4,043		$1,046	0	(7)
	07/2019	CLP	2,150,220		3,137	0	(37)
	07/2019	IDR	15,214,353		1,064	0	(12)
	07/2019	KRW	1,266,540		1,095	0	(2)
	07/2019	THB	66,096		2,135	0	(21)
	07/2019		$1,055	BRL	4,043	0	(2)
	07/2019		1,059	CLP	717,664	0	0
	07/2019		2,139	KRW	2,531,810	51	0
	07/2019		3,222	MXN	62,461	30	(1)
JPM	07/2019		1,066	DKK	7,018	3	0
	07/2019		1,056	KRW	1,248,934	23	0
	10/2019		496	MXN	9,724	2	0
	01/2020	BRL	9,207		$2,393	36	0
MSB	09/2019		$969	INR	68,538	14	0
RYL	07/2019	CLP	726,846		$1,063	0	(10)
SCX	07/2019	GBP	62,051		78,538	0	(264)
SOG	07/2019	IDR	15,129,644		1,057	0	(14)
	07/2019		$1,748	TRY	10,273	15	(3)
	07/2019		1,067	ZAR	15,587	37	0
SSB	07/2019	IDR	15,110,854		$1,066	0	(1)
	07/2019		$1,068	IDR	15,110,854	1	0
UAG	04/2020	DKK	212,455		$33,259	175	0
Total Forward Foreign Currency Contracts						$838	$(884)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:
SWAPTIONS ON COMMODITY FORWARDS

Counterparty	Description	Pay/Receive Reference Entity	Exercise Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Fair Value

BPS	Call - OTC FUELCO CAL20 «	Receive	13.000	12/31/2020	86	$(144)	$(115)
	Call - OTC QSCO CAL20 «	Receive	21.000	12/31/2020	36	(49)	(33)
GST	Call - OTC Crude July 2019 Futures «	Receive	60.000	07/01/2019	276	(458)	(3)
	Call - OTC FUELCO CAL20 «	Receive	14.500	12/31/2019	36	(83)	(74)
	Call - OTC FUELCO CAL20 «	Receive	13.000	12/31/2020	147	(245)	(199)
	Call - OTC QSCO CAL20 «	Receive	18.000	12/31/2020	36	(88)	(72)
	Call - OTC QSCO CAL20 «	Receive	21.000	12/31/2020	36	(50)	(40)
JPM	Call - OTC QSCO CAL20 «	Receive	18.100	12/31/2020	77	(200)	(141)
	Call - OTC QSCO CAL20 «	Receive	20.000	12/31/2020	84	(141)	(100)
						$(1,458)	$(777)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	7,100	$(7)	$(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,500	(7)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	6,000	(5)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	8,400	(13)	(2)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	14,200	(31)	(5)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	5,600	(6)	(1)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	3,000	(5)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	5,200	(6)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	5,800	(9)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	6,000	(7)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	2,400	(3)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	7,300	(12)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	10,600	(10)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	8,000	(9)	(2)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	6,300	(10)	(2)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	2,900	(5)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,300	(5)	(1)
						$(150)	$(24)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	$(12)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	(496)	(18)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	(7)
						$(1,634)	$(25)
Total Written Options						$(3,242)	$(826)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat September Futures	$4.893	Maturity	08/23/2019	2,275,000	$0	$(861)	$0	$(861)
	Pay	EURMARGIN 3Q19	8.250	Maturity	09/30/2019	14,100	0	(5)	0	(5)
	Pay	EURMARGIN 3Q19	8.640	Maturity	09/30/2019	41,700	9	(6)	3	0
	Receive	EURMARGIN 4Q19	6.080	Maturity	12/31/2019	54,300	0	16	16	0
	Pay	EURMARGIN 4Q19	7.240	Maturity	12/31/2019	153,900	0	133	133	0
	Receive	EURMARGIN CAL20	10.000	Maturity	12/31/2020	382,800	(469)	113	0	(356)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	24,000	0	(11)	0	(11)
	Pay	EURSIMP 3Q19	4.480	Maturity	09/30/2019	68,100	0	32	32	0
	Pay	FUELCO 4Q19	13.500	Maturity	12/31/2019	89,100	(20)	72	52	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

	Receive	JETBRENT 3Q19 «	1.960	Maturity	09/30/2019	8,370	0	7	7	0
	Receive	JETBRENT 3Q19 «	0.340	Maturity	09/30/2019	40,731	0	(8)	0	(8)
	Receive	JETBRENT 4Q19 «	0.700	Maturity	12/31/2019	27,270	0	13	13	0
	Receive	JETBRENT 4Q19 «	0.480	Maturity	12/31/2019	42,627	0	10	10	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	85,254	0	72	72	0
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	9,700	0	(1,607)	0	(1,607)
CBK	Receive	KCBT Wheat September Futures	4.710	Maturity	08/23/2019	745,000	0	(71)	0	(71)
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	144,000	6	24	30	0
	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	400,800	(5)	128	123	0
GST	Receive	CBOT Corn December Futures	398.750	Maturity	11/22/2019	715,000	0	232	232	0
	Receive	CBOT Corn December Futures	402.250	Maturity	11/22/2019	3,195,000	0	926	926	0
	Receive	CBOT Corn December Futures	403.250	Maturity	11/22/2019	1,550,000	0	434	434	0
	Pay	CBOT Wheat September Futures	4.865	Maturity	08/23/2019	1,715,000	0	(696)	0	(696)
	Pay	CBOT Wheat September Futures	4.895	Maturity	08/23/2019	905,000	0	(340)	0	(340)
	Pay	CBOT Wheat September Futures	4.970	Maturity	08/23/2019	1,235,000	0	(372)	0	(372)
	Pay	CBOT Wheat September Futures	5.110	Maturity	08/23/2019	650,000	0	(105)	0	(105)
	Pay	CBOT Wheat September Futures	5.130	Maturity	08/23/2019	910,000	0	(129)	0	(129)
	Pay	CBOT Wheat September Futures	5.153	Maturity	08/23/2019	600,000	0	(72)	0	(72)
	Receive	COCL CAL19	5.300	Maturity	12/31/2019	117,000	(12)	(55)	0	(67)
	Pay	Cotton No. 2 December Futures	73.580	Maturity	11/08/2019	2,900,000	0	216	216	0
	Pay	EURMARGIN 3Q19	8.288	Maturity	09/30/2019	224,100	0	(64)	0	(64)
	Receive	EURMARGIN CAL19	7.050	Maturity	12/31/2019	279,600	(33)	137	104	0
	Receive	EURMARGIN CAL20	8.550	Maturity	12/31/2020	202,800	(8)	107	99	0
	Receive	EUROBOBCO CAL21	5.050	Maturity	12/31/2021	24,000	0	9	9	0
	Receive	JETBRENT 3Q19 «	0.000	Maturity	09/30/2019	20,796	0	13	13	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	54,540	0	33	33	0
	Receive	KCBT Wheat December Futures	4.915	Maturity	11/22/2019	560,000	0	(39)	0	(39)
	Receive	KCBT Wheat September Futures	0.550	Maturity	08/23/2019	1,140,000	0	(122)	0	(122)
	Receive	KCBT Wheat September Futures	0.375	Maturity	08/23/2019	1,020,000	0	(287)	0	(287)
	Receive	KCBT Wheat September Futures	4.620	Maturity	08/23/2019	722,500	0	(4)	0	(4)
	Receive	KCBT Wheat September Futures	4.738	Maturity	08/23/2019	722,500	0	(88)	0	(88)
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	49,200	0	12	12	0
	Pay	MARSDUB 2H19	3.725	Maturity	12/31/2019	60,000	0	(57)	0	(57)
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	97,500	(15)	119	104	0
	Receive	MEHDUB CAL20	0.750	Maturity	12/31/2020	40,800	0	13	13	0
	Receive	PLATGOLD N9	411.500	Maturity	07/08/2019	3,950	0	(651)	0	(651)
JPM	Pay	CBOT Soybean November Futures	948.000	Maturity	10/25/2019	1,480,000	0	367	367	0
	Pay	CBOT Soybean November Futures	953.688	Maturity	10/25/2019	1,560,000	0	475	475	0
	Pay	CBOT Wheat September Futures	4.740	Maturity	08/23/2019	810,000	0	(430)	0	(430)
	Pay	CBOT Wheat September Futures	5.050	Maturity	08/23/2019	880,000	0	(195)	0	(195)
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	37,200	0	(11)	0	(11)
	Receive	EURMARGIN 3Q19	7.350	Maturity	09/30/2019	63,000	0	77	77	0
	Receive	EURMARGIN CAL19	6.750	Maturity	12/31/2019	79,800	(30)	84	54	0
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	98,400	(1)	(81)	0	(82)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	48,000	(22)	0	0	(22)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	43,200	0	(93)	0	(93)
	Receive	EURSIMP 3Q19	3.370	Maturity	09/30/2019	68,100	(2)	45	43	0
	Pay	FUELCO 4Q19	13.000	Maturity	12/31/2019	23,700	0	26	26	0
	Receive	KCBT Wheat September Futures	4.170	Maturity	08/23/2019	745,000	0	330	330	0
	Receive	KCBT Wheat September Futures	4.260	Maturity	08/23/2019	345,000	0	122	122	0
	Receive	KCBT Wheat September Futures	4.750	Maturity	08/23/2019	345,000	0	(46)	0	(46)
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	70,800	2	8	10	0
	Receive	MARSDUB 2H19	5.650	Maturity	12/31/2019	60,000	0	171	171	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	72,000	0	15	15	0
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	104,400	(8)	(43)	0	(51)
	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	36,000	0	(16)	0	(16)
	Receive	EURMARGIN 2H19	6.960	Maturity	12/31/2019	28,200	0	14	14	0
	Pay	EURMARGIN 3Q19	8.260	Maturity	09/30/2019	40,800	0	(13)	0	(13)
	Pay	EURMARGIN 3Q19	8.630	Maturity	09/30/2019	21,000	0	1	1	0
	Receive	EURMARGIN 4Q19	5.400	Maturity	12/31/2019	50,100	0	48	48	0
	Receive	EURMARGIN CAL19	6.710	Maturity	12/31/2019	27,000	0	19	19	0
	Receive	EURMARGIN CAL19	8.500	Maturity	12/31/2019	24,600	0	11	11	0
	Receive	EURMARGIN CAL20	8.500	Maturity	12/31/2020	78,000	0	42	42	0
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	28,800	0	14	14	0
	Receive	KCBT Wheat September Futures	4.690	Maturity	08/23/2019	855,000	0	(64)	0	(64)
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	40,800	0	10	10	0
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	87,000	0	88	88	0
	Receive	MEHDUB CAL20	0.700	Maturity	12/31/2020	24,000	0	6	6	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	29,280	0	4	4	0
	Receive	EURMARGIN 2H19	6.870	Maturity	12/31/2019	55,800	0	34	34	0
	Receive	EURMARGIN 2H19	6.970	Maturity	12/31/2019	55,200	0	28	28	0
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	53,400	0	17	17	0
	Receive	EURMARGIN 2Q4Q19	6.580	Maturity	12/31/2019	14,400	0	12	12	0
	Receive	EURMARGIN 3Q19	7.220	Maturity	09/30/2019	63,000	0	85	85	0
	Pay	EURMARGIN 3Q19	8.220	Maturity	09/30/2019	40,500	0	(14)	0	(14)
	Pay	EURMARGIN 3Q19	8.250	Maturity	09/30/2019	40,500	0	(13)	0	(13)
	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	55,500	0	20	20	0
	Receive	EURMARGIN 4Q19	6.060	Maturity	12/31/2019	69,000	0	21	21	0
	Receive	EURMARGIN CAL19	8.920	Maturity	12/31/2019	102,000	0	1	1	0
	Receive	EURMARGIN CAL20	8.520	Maturity	12/31/2020	88,800	0	46	46	0
	Receive	EURMARGIN CAL20	8.580	Maturity	12/31/2020	45,600	0	21	21	0
	Receive	EURMARGIN CAL20	8.860	Maturity	12/31/2020	76,800	0	14	14	0
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	51,600	0	(47)	0	(47)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	108,000	0	(199)	0	(199)
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	12,000	0	(2)	0	(2)
	Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	(3)	0	(3)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	32,400	0	(68)	0	(68)
Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	12,000	0	(1)	0	(1)
						$(608)	$(1,842)	$4,932	$(7,382)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$109	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	175	36	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	90	(3)	4	1	0
						$(145)	$183	$38	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1T Index	115,747	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	$37,468	$0	$902	$902	$0
	Receive	BCOMF1TN Index	269,949	0.120%	Monthly	02/14/2020	46,259	0	8	8	0
	Receive	CSIXTR Index	43,554	2.275% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	157,032	0	7,314	7,314	0
CBK	Receive	CIXBXMB2 Index	3,062,326	0.170%	Monthly	02/14/2020	343,813	0	(424)	53	(477)
	Receive	CSIXTR Index	29,244	2.275% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	105,438	0	4,911	4,911	0
CIB	Receive	BCOMSK2 Index	229,736	0.200%	Monthly	02/14/2020	29,824	0	2,945	2,945	0
	Receive	CSIXTR Index	32,035	2.275% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	115,502	0	5,380	5,380	0
	Receive	PIMCODB Index	67,348	0.000%	Monthly	02/14/2020	6,427	0	283	283	0
FBF	Receive	BCOMSK3 Index	200,597	0.180%	Monthly	02/14/2020	24,112	0	2,382	2,382	0
	Receive	CSIXTR Index	111,189	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	400,886	0	18,680	18,680	0
GST	Receive	BCOMF1T Index	134,490	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	43,535	0	1,047	1,047	0
	Receive	CMDSKEWLS Index	126,198	0.250%	Monthly	02/14/2020	21,988	0	2,963	2,963	0
	Receive	CSIXTR Index	170,818	2.255% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	615,876	0	28,691	28,691	0
JPM	Pay	BCOMTR Index	3,848,548	2.215% (3-Month U.S. Treasury Bill rate)	Monthly	01/15/2020	630,258	0	(15,027)	0	(15,027)
	Receive	BCOMF1T Index	1,698,736	2.235% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	549,893	0	13,228	13,228	0
	Receive	CSIXTR Index	52,944	2.265% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	190,888	0	8,892	8,892	0
	Receive	JMABCT3E Index	2,347,603	0.150%	Monthly	02/14/2020	270,176	0	(93)	0	(93)
	Receive	JMABDEWE Index	70,634	0.300%	Monthly	02/14/2020	74,959	0	3,544	3,544	0
	Receive	JMABFNJ1 Index	330,294	0.350%	Monthly	02/14/2020	31,906	0	576	576	0
	Receive	JMABNIC2 Index	167,561	0.170%	Monthly	02/14/2020	67,370	0	2,638	2,638	0
MAC	Receive	BCOMSK1 Index	197,783	0.170%	Monthly	02/14/2020	25,806	0	2,546	2,546	0
	Receive	BCOMSK4 Index	186,452	0.170%	Monthly	02/14/2020	20,192	0	1,991	1,991	0
	Receive	CSIXTR Index	59,018	2.265% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	212,787	0	9,912	9,912	0
	Receive	MQCP563E Index	254,661	0.950%	Monthly	02/14/2020	32,095	0	12	12	0
	Receive	PIMCODB Index	594,248	0.000%	Monthly	02/14/2020	56,678	0	2,497	2,497	0
MEI	Receive	CSIXTR Index	14,364	2.275% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	51,789	0	2,412	2,412	0
RBC	Receive	CSIXTR Index	13,591	2.275% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	49,002	0	2,282	2,282	0
SOG	Receive	CSIXTR Index	124,042	2.235% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	447,226	0	20,838	20,838	0
								$0	$131,330	$146,927	$(15,597)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(7)	3.240%	Maturity	07/08/2019	$15,333	$0	$348	$348	$0
	Receive	SLVRLND Index(7)	7.290	Maturity	07/08/2019	10,222	0	(554)	0	(554)
	Pay	SPGCIAP Index(7)	4.452	Maturity	08/01/2019	2,584	0	6	6	0
MYC	Pay	GOLDLNPM Index(7)	3.294	Maturity	07/17/2019	21,295	0	484	484	0
	Pay	GOLDLNPM Index(7)	3.240	Maturity	07/26/2019	22,263	0	488	488	0
	Pay	GOLDLNPM Index(7)	3.063	Maturity	10/08/2019	23,086	0	413	413	0
	Pay	GOLDLNPM Index(7)	1.960	Maturity	05/12/2020	16,678	0	100	100	0
	Receive	SLVRLND Index(7)	3.706	Maturity	07/09/2019	22,779	0	(419)	0	(419)
	Receive	SLVRLND Index(7)	7.317	Maturity	07/17/2019	14,288	0	(777)	0	(777)
	Receive	SLVRLND Index(7)	7.398	Maturity	07/26/2019	14,733	0	(807)	0	(807)
	Receive	SLVRLND Index(7)	7.023	Maturity	10/08/2019	15,245	0	(724)	0	(724)
	Receive	SLVRLND Index(7)	4.580	Maturity	05/12/2020	10,911	0	(205)	0	(205)
SOG	Pay	GOLDLNPM Index(7)	1.782	Maturity	06/08/2020	13,933	0	55	55	0
	Receive	SLVRLND Index(7)	4.410	Maturity	06/08/2020	8,857	0	(144)	0	(144)
	Receive	SPGCIAP Index(7)	3.276	Maturity	08/01/2019	4,616	0	36	36	0
	Receive	SPGCICP Index(7)	4.000	Maturity	07/26/2019	3,950	0	(37)	0	(37)

							$0	$(1,737)	$1,930	$(3,667)
Total Swap Agreements							$(753)	$127,934	$153,827	$(26,646)

(m)	Securities with an aggregate market value of $1,546 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(7)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$206,574	$0	$206,574
Industrials	0	215,887	0	215,887
Specialty Finance	0	7,677	0	7,677
Utilities	0	63,837	0	63,837
U.S. Government Agencies	0	601,645	0	601,645
U.S. Treasury Obligations	0	272,313	0	272,313
Non-Agency Mortgage-Backed Securities	0	71,453	0	71,453
Asset-Backed Securities	0	169,726	0	169,726
Sovereign Issues	0	64,971	0	64,971
Short-Term Instruments
Certificates of Deposit	0	22,723	0	22,723
Commercial Paper	0	5,291	0	5,291
Repurchase Agreements	0	1,462,366	0	1,462,366
U.S. Treasury Bills	0	7,083	0	7,083
	$0	$3,171,546	$0	$3,171,546
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$726,951	$0	$0	$726,951
Total Investments	$726,951	$3,171,546	$0	$3,898,497
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(50,643)	0	(50,643)
U.S. Treasury Obligations	0	(23,515)	0	(23,515)
	$0	$(74,158)	$0	$(74,158)
Financial Derivative Instruments - Assets

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Exchange-traded or centrally cleared	26,776	1,072	0	27,848
Over the counter	0	154,517	148	154,665
	$26,776	$155,589	$148	$182,513
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20,525)	(9)	0	(20,534)
Over the counter	0	(27,571)	(785)	(28,356)
	$(20,525)	$(27,580)	$(785)	$(48,890)
Total Financial Derivative Instruments	$6,251	$128,009	$(637)	$133,623
Totals	$733,202	$3,225,397	$(637)	$3,957,962

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.6% ¤

CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 6.0%

Air Lease Corp. 4.750% due 03/01/2020		$100	$101
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	300	356
Ally Financial, Inc.
4.250% due 04/15/2021		$100	102
8.000% due 11/01/2031		700	927
American Tower Corp. 2.800% due 06/01/2020		700	702
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	214
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(f)(g)	EUR	400	471
5.875% due 09/24/2023 •(f)(g)		400	471
6.750% due 02/18/2020 •(f)(g)		1,600	1,873
8.875% due 04/14/2021 •(f)(g)		400	508
Banco Santander S.A.
5.250% due 09/29/2023 •(f)		200	232
6.250% due 09/11/2021 •(f)(g)		800	959
Bank of America Corp. 5.875% due 03/15/2028 •(f)		$3,840	4,012
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	3,900	4,623
6.625% due 06/29/2021 •(f)(g)		4,800	6,054
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	90,752	4,673
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,257
Deutsche Bank AG 4.250% due 10/14/2021		28,300	28,681
Erste Group Bank AG 8.875% due 10/15/2021 •(f)	EUR	200	261
General Motors Financial Co., Inc.
2.350% due 10/04/2019		$400	400
3.872% (US0003M + 1.270%) due 10/04/2019 ~		100	100
Goldman Sachs Group, Inc. 3.610% (US0003M + 1.200%) due 09/15/2020 ~		23,400	23,634
ING Bank NV 2.625% due 12/05/2022		7,600	7,754
International Lease Finance Corp. 8.250% due 12/15/2020		2,800	3,021
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	288,300	43,336
2.500% due 10/01/2047		107	17
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	204
Navient Corp.
5.875% due 03/25/2021		300	312
8.000% due 03/25/2020		100	104
Nissan Motor Acceptance Corp.
3.650% due 09/21/2021		100	102
3.875% due 09/21/2023		100	104
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	253,700	38,145
2.500% due 10/01/2047		16	3
Nykredit Realkredit A/S
1.000% due 10/01/2050		276,000	41,500
2.500% due 10/01/2047		69	11
Realkredit Danmark A/S 2.500% due 07/01/2047		70	11
Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~		$6,500	6,491
4.519% due 06/25/2024 •		4,200	4,375
7.500% due 08/10/2020 •(f)(g)		1,770	1,819
8.625% due 08/15/2021 •(f)(g)		1,260	1,361
Toronto-Dominion Bank 2.250% due 03/15/2021		11,200	11,234
UBS AG 3.031% (US0003M + 0.580%) due 06/08/2020 ~		16,900	16,991

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023	29,950	34,237
		297,743
INDUSTRIALS 0.7%

Altice Luxembourg S.A. 7.750% due 05/15/2022	200	204
Amgen, Inc. 2.650% due 05/11/2022	200	201
BAT Capital Corp. 3.118% due 08/14/2020 ~	4,600	4,612
BAT International Finance PLC 2.750% due 06/15/2020	100	100
Baxalta, Inc. 2.875% due 06/23/2020	90	90
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	200	198
2.567% due 11/02/2021	200	201
Conagra Brands, Inc. 3.800% due 10/22/2021	200	205
Daimler Finance North America LLC
2.250% due 09/03/2019	300	300
2.850% due 01/06/2022	300	302
Dell International LLC 4.420% due 06/15/2021	900	927
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	450	445
Discovery Communications LLC 2.950% due 03/20/2023	300	303
Dominion Energy Gas Holdings LLC 3.010% due 06/15/2021 ~	4,600	4,622
eBay, Inc. 2.750% due 01/30/2023	3,400	3,419
Enbridge, Inc. 2.984% due 01/10/2020 ~	5,200	5,202
Energy Transfer Partners LP 5.750% due 09/01/2020	200	206
Enterprise Products Operating LLC 4.050% due 02/15/2022	200	208
ERAC USA Finance LLC 5.250% due 10/01/2020	100	103
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~	280	280
IHS Markit Ltd. 5.000% due 11/01/2022	100	106
Imperial Brands Finance PLC 2.950% due 07/21/2020	400	401
Japan Tobacco, Inc. 2.000% due 04/13/2021	400	397
Komatsu Finance America, Inc. 2.437% due 09/11/2022	200	200
Kraft Heinz Foods Co.
3.375% due 06/15/2021	100	102
3.500% due 06/06/2022	100	103
Microchip Technology, Inc. 3.922% due 06/01/2021	100	102
NTT Finance Corp. 1.900% due 07/21/2021	200	198
NXP BV 3.875% due 09/01/2022	200	206
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	700	741
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	100	105
Ryder System, Inc. 2.450% due 09/03/2019	300	300
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	800	831
salesforce.com, Inc. 3.250% due 04/11/2023	100	104
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	800	799
Sky Ltd. 2.625% due 09/16/2019	300	300
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	113	113
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	208
Telefonica Emisiones S.A. 5.877% due 07/15/2019	1,100	1,101
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020	100	99
Time Warner Cable LLC 5.000% due 02/01/2020	800	811

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Toyota Industries Corp. 3.110% due 03/12/2022	200	204
TransCanada PipeLines Ltd. 3.800% due 10/01/2020	100	102
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,835	2,070
VMware, Inc. 3.900% due 08/21/2027	900	912
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	1,200	1,239
		33,982

SPECIALTY FINANCE 0.3%

CIMIC Group Ltd. 0.000% due 08/03/2019 (d)(h)	4,700	4,686
Lloyds Banking Group PLC
3.870% due 09/04/2019 (h)	3,000	3,001
3.870% due 09/02/2020 (h)	3,000	3,004
3.870% due 09/02/2021 (h)	3,000	3,006
		13,697

UTILITIES 0.9%

AT&T, Inc.
3.270% due 06/01/2021 ~	8,900	8,947
3.547% (US0003M + 0.950%) due 07/15/2021 ~	14,000	14,127
5.150% due 02/15/2050	4,500	4,960
5.300% due 08/15/2058	1,600	1,795
BG Energy Capital PLC 4.000% due 12/09/2020	200	205
British Transco International Finance BV 0.000% due 11/04/2021 (d)	200	188
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~	1,700	1,705
Duke Energy Corp. 2.400% due 08/15/2022	200	200
Eversource Energy 2.900% due 10/01/2024	200	203
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	100	101
National Rural Utilities Cooperative Finance Corp. 2.694% due 06/30/2021 ~	1,500	1,504
NextEra Energy Capital Holdings, Inc. 2.835% due 09/03/2019 ~	11,220	11,224
Plains All American Pipeline LP 2.600% due 12/15/2019	200	200
Progress Energy, Inc. 3.150% due 04/01/2022	100	102
Sempra Energy 2.860% due 03/15/2021 ~	2,400	2,391
Tampa Electric Co. 2.600% due 09/15/2022	100	100
		47,952
Total Corporate Bonds & Notes (Cost $389,224)		393,374

U.S. GOVERNMENT AGENCIES 21.2%

Fannie Mae
2.560% due 03/25/2036 •	150	150
2.849% due 02/25/2037 •	758	760
4.459% due 05/01/2035 •	71	74
4.605% due 05/01/2036 •	11	12
Fannie Mae UMBS, TBA
3.000% due 09/01/2049	1,000	1,007
3.500% due 08/01/2049	578,110	590,734
4.000% due 07/01/2049 - 08/01/2049	389,900	402,876
Freddie Mac
2.664% due 01/15/2037 •	4	4
4.648% due 06/01/2033 •	110	114
4.824% due 01/01/2034 •	178	189
Ginnie Mae
2.783% due 02/20/2049 •	26,738	26,718
3.030% due 08/20/2068 •	10,749	10,549
NCUA Guaranteed Notes
2.869% due 10/07/2020 •	2,254	2,258
2.979% due 12/08/2020 •	20,946	21,012
Total U.S. Government Agencies (Cost $1,053,971)		1,056,457

U.S. TREASURY OBLIGATIONS 84.5%

U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,497
3.000% due 02/15/2048 (n)	430	470

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020	74,680	73,907
0.125% due 04/15/2021 (j)(l)	882,720	874,652
0.125% due 01/15/2022 (l)(n)	7,484	7,439
0.125% due 01/15/2022 (l)	55,315	54,979
0.125% due 04/15/2022 (l)	49,584	49,204
0.125% due 07/15/2022 (l)	1,111	1,108
0.125% due 01/15/2023 (l)(n)	28,089	27,938
0.125% due 07/15/2026	34,802	34,582
0.250% due 01/15/2025	125,751	125,942
0.375% due 07/15/2025	299,610	303,034
0.375% due 01/15/2027	127,286	128,222
0.375% due 07/15/2027	36,578	36,935
0.500% due 01/15/2028 (j)	242,628	246,705
0.625% due 07/15/2021	30,495	30,690
0.625% due 07/15/2021 (l)	793,548	798,618
0.625% due 04/15/2023 (l)	25,716	26,024
0.625% due 01/15/2024	5,869	5,973
0.625% due 01/15/2026	287,126	294,136
0.625% due 02/15/2043 (n)	178	173
0.750% due 07/15/2028	20,826	21,710
0.875% due 01/15/2029	69,516	73,212
0.875% due 02/15/2047	24,920	25,428
1.000% due 02/15/2048	5,295	5,572
1.125% due 01/15/2021	77,415	78,029
1.250% due 07/15/2020	31,225	31,431
1.375% due 01/15/2020	108,385	108,170
1.375% due 02/15/2044	14,197	16,133
1.750% due 01/15/2028	88,701	99,494
2.000% due 01/15/2026	27,165	30,239
2.125% due 02/15/2040 (n)	437	560
2.125% due 02/15/2041	7,846	10,117
2.375% due 01/15/2025 (j)	287,715	321,619
2.375% due 01/15/2027	1,586	1,833
2.500% due 01/15/2029	114,934	138,340
3.375% due 04/15/2032	25,484	34,945
3.875% due 04/15/2029	17,123	22,937
U.S. Treasury Notes
2.750% due 02/15/2024 (j)(l)(n)	72,000	75,164
Total U.S. Treasury Obligations (Cost $4,171,465)		4,217,161

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%

Adjustable Rate Mortgage Trust
4.318% due 10/25/2035 ^~	618	593
4.446% due 09/25/2035 ^~	727	701
Alliance Bancorp Trust 2.644% due 07/25/2037 •	2,685	2,452
American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~	177	166
3.424% due 11/25/2046 •	5,751	2,910
American Home Mortgage Investment Trust 4.044% due 09/25/2045 •	259	261
Banc of America Funding Trust
2.963% due 05/20/2035 ^•	124	110
4.225% due 01/20/2047 ~	7,213	7,016
4.597% due 05/20/2036 ^~	270	271
4.648% due 01/20/2047 ^~	204	198
4.793% due 05/25/2035 ~	31	33
Banc of America Mortgage Trust
4.310% due 07/25/2035 ^~	485	481
4.491% due 11/25/2035 ^~	314	318
4.601% due 01/25/2035 ~	11	11
4.671% due 12/25/2034 ~	544	561
BCAP LLC Trust
2.574% due 01/25/2037 ^•	1,042	997
4.209% due 04/26/2036 ~	1,689	1,468
Bear Stearns Adjustable Rate Mortgage Trust
3.939% due 03/25/2035 ~	5	5
4.260% due 02/25/2036 ^~	310	296
4.333% due 07/25/2036 ^~	813	787
4.795% due 10/25/2035 ~	635	649
5.065% due 05/25/2033 ~	22	23
5.375% due 07/25/2034 ~	75	77
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •	607	616
4.018% due 09/25/2047 ^~	4,187	3,397
4.294% due 09/25/2035 ^~	280	237
4.851% due 09/25/2034 ~	386	392
Chase Mortgage Finance Trust
4.131% due 09/25/2036 ^~	782	736
4.206% due 12/25/2035 ^~	738	714
4.239% due 03/25/2037 ^~	1,098	1,101
5.500% due 12/25/2022 ^	1,097	771
CIM Trust 3.404% due 02/25/2049 •	2,185	2,211

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 «~		1,000	1,000
4.810% due 05/25/2035 •		185	188
4.980% due 03/25/2036 ^•		71	72
Citigroup Mortgage Loan Trust, Inc.
4.108% due 12/25/2035 ^~		326	240
4.200% due 09/25/2035 •		116	115
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		301	301
Civic Mortgage LLC 4.349% due 11/25/2022 þ		2,468	2,467
Countrywide Alternative Loan Trust
2.514% due 06/25/2046 •		263	254
2.563% due 02/20/2047 ^•		4,738	3,762
2.578% due 12/20/2046 ^•		362	328
2.584% due 05/25/2047 •		1,604	1,558
2.614% due 07/25/2046 •		130	127
3.504% due 12/25/2035 •		440	404
4.082% due 11/25/2035 ^~		339	318
5.500% due 07/25/2035		211	201
5.750% due 03/25/2037 ^•		305	261
6.000% due 03/25/2037 ^		285	204
6.500% due 08/25/2032		199	206
Countrywide Home Loan Mortgage Pass-Through Trust
3.044% due 03/25/2035 •		49	50
3.895% due 10/20/2035 ~		158	142
4.025% due 09/25/2047 ^~		534	508
4.312% due 04/20/2035 ~		220	222
4.518% due 11/20/2034 ~		69	70
5.500% due 11/25/2035 ^		116	102
5.500% due 04/25/2038		397	414
6.000% due 04/25/2036		550	456
Credit Suisse First Boston Mortgage Securities Corp. 4.741% due 04/25/2034 ~		265	267
Credit Suisse Mortgage Capital Certificates
2.554% due 09/29/2036 •		4,919	4,669
3.830% due 08/26/2058		495	501
5.056% due 10/26/2036 ~		711	651
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		2,430	2,202
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		386	373
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 2.504% due 10/25/2036 ^•		109	84
Eurosail PLC 1.190% due 10/17/2040 •	EUR	3,534	4,019
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$171	127
First Horizon Mortgage Pass-Through Trust 4.739% due 10/25/2035 ~		148	150
Great Hall Mortgages PLC
0.911% due 03/18/2039 •	GBP	337	420
0.931% due 06/18/2038 •		264	329
GS Mortgage Securities Trust 5.162% due 12/10/2043 ~		$5,000	5,173
GSR Mortgage Loan Trust
4.146% due 11/25/2035 ^~		238	198
4.470% due 11/25/2035 ^~		1,351	1,283
4.716% due 11/25/2035 ~		503	509
HarborView Mortgage Loan Trust
2.570% due 07/19/2046 ^•		5,479	4,239
2.830% due 05/19/2035 •		635	618
2.890% due 01/19/2036 •		1,628	1,302
4.526% due 08/19/2036 ^~		262	251
HomeBanc Mortgage Trust
2.584% due 12/25/2036 •		242	239
3.864% due 04/25/2037 ^~		151	143
IndyMac Mortgage Loan Trust
2.584% due 07/25/2047 •		2,253	1,924
2.594% due 09/25/2046 •		3,916	3,728
2.684% due 07/25/2035 •		313	286
3.994% due 09/25/2035 ^~		284	266
4.386% due 06/25/2035 ^~		196	188
4.403% due 10/25/2034 ~		386	402
JPMorgan Alternative Loan Trust 2.634% due 12/25/2036 •		1,581	1,510
JPMorgan Mortgage Trust
3.722% due 07/27/2037 ~		386	395
4.201% due 08/25/2036 ^~		183	172
4.313% due 11/25/2035 ^~		256	241
4.346% due 06/25/2036 ^~		875	807
4.441% due 07/25/2035 ~		90	91
4.482% due 06/25/2035 ~		108	109
4.494% due 06/25/2035 ~		293	295
4.686% due 07/25/2035 ~		115	117
4.903% due 07/25/2034 ~		48	50

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Luminent Mortgage Trust 2.604% due 10/25/2046 •		778	766
MASTR Adjustable Rate Mortgages Trust 2.644% due 05/25/2037 •		359	225
Merrill Lynch Alternative Note Asset Trust
2.704% due 03/25/2037 •		792	340
4.195% due 06/25/2037 ^~		415	321
Merrill Lynch Mortgage Investors Trust
3.744% due 05/25/2034 ~		177	172
3.996% due 12/25/2035 ~		110	103
4.357% due 06/25/2035 ~		375	380
4.431% due 09/25/2035 ^~		160	147
4.625% due 05/25/2036 ~		63	64
Merrill Lynch Mortgage-Backed Securities Trust 4.306% due 04/25/2037 ^~		1,200	1,210
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		173	183
Residential Accredit Loans, Inc. Trust
2.704% due 08/25/2035 •		963	870
4.240% due 08/25/2035 ^~		502	326
5.485% due 02/25/2036 ^~		343	308
Residential Asset Securitization Trust
2.804% due 05/25/2035 •		1,234	1,037
5.000% due 08/25/2019		18	18
6.250% due 10/25/2036 ^		625	641
6.500% due 09/25/2036 ^		809	553
6.500% due 06/25/2037		11,855	5,306
Residential Funding Mortgage Securities, Inc. Trust
4.485% due 09/25/2035 ^~		1,316	1,097
4.928% due 06/25/2035 ~		253	260
6.000% due 06/25/2037 ^		874	859
6.500% due 03/25/2032		288	300
Sequoia Mortgage Trust
3.090% due 10/19/2026 •		23	23
3.808% due 01/20/2047 ^~		579	471
Silverstone Master Issuer PLC
0.000% due 01/21/2070 ~	GBP	3,650	4,645
3.148% due 01/21/2070		$600	602
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 10/25/2035 •		897	869
4.425% due 02/25/2036 ^~		295	232
Structured Asset Mortgage Investments Trust
2.594% due 06/25/2036 •		363	365
2.614% due 04/25/2036 •		26	26
2.624% due 05/25/2046 •		3,681	2,105
2.640% due 07/19/2035 •		1,143	1,134
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	21,600	27,535
Vornado DP LLC Trust 4.004% due 09/13/2028		$4,000	4,060
Wachovia Mortgage Loan Trust LLC 4.189% due 08/20/2035 ^~		486	465
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 11/25/2046 •		844	848
3.244% due 01/25/2047 ^•		2,263	2,189
3.292% due 12/25/2046 •		1,096	1,102
3.484% due 06/25/2046 •		169	168
3.504% due 08/25/2046 •		517	484
3.704% due 11/25/2042 •		152	149
3.752% due 08/25/2036 ^~		128	121
3.847% due 09/25/2036 ^~		1,283	1,241
3.897% due 02/25/2037 ^~		187	181
4.380% due 09/25/2033 ~		112	115
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		199	188
Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2036 ~		11	11
4.766% due 10/25/2035 ~		808	816
4.813% due 03/25/2036 ~		131	135
4.856% due 09/25/2034 ~		262	273
4.934% due 04/25/2036 ~		139	140
4.952% due 01/25/2035 ~		269	275
4.966% due 03/25/2036 ^~		70	71
4.988% due 06/25/2035 ~		536	559
5.002% due 04/25/2036 ~		282	288
5.002% due 04/25/2036 ^~		168	171
5.222% due 04/25/2036 ~		802	798
Total Non-Agency Mortgage-Backed Securities (Cost $147,306)			151,198

ASSET-BACKED SECURITIES 5.5%

ACE Securities Corp. Home Equity Loan Trust 2.464% due 10/25/2036 •		25	13
Argent Securities Trust
2.554% due 07/25/2036 •		6,213	5,418
2.564% due 05/25/2036 •		2,830	1,069

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust 3.349% due 09/25/2034 •		1,117	1,131
B&M CLO Ltd. 3.331% due 04/16/2026 •		2,619	2,617
Babson Euro CLO BV 0.509% due 10/25/2029 •	EUR	800	906
Barings Euro CLO BV
0.680% due 07/27/2030 •		2,000	2,269
1.050% due 07/27/2030		300	341
CIFC Funding Ltd. 3.440% due 10/25/2027 •		$5,650	5,622
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		2,009	2,037
Citigroup Mortgage Loan Trust
2.484% due 01/25/2037 •		61	44
2.634% due 12/25/2036 •		1,331	1,046
Citigroup Mortgage Loan Trust, Inc. 2.734% due 10/25/2036 •		7,400	7,146
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 •		3,449	3,143
2.604% due 09/25/2037 •		2,737	2,283
2.654% due 03/25/2037 •		5,700	5,454
2.694% due 08/25/2036 •		1,091	1,091
3.871% due 04/25/2036 ~		8	8
Countrywide Asset-Backed Certificates Trust 2.554% due 02/25/2037 •		157	158
Crown Point CLO Ltd. 3.713% due 07/17/2028		4,400	4,380
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •		1,610	1,609
Dorchester Park CLO DAC 3.492% due 04/20/2028 •		3,400	3,379
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		10,600	10,587
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	720	819
Equity One Mortgage Pass-Through Trust 3.004% due 04/25/2034 •		$39	36
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		8,000	7,956
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		6,100	6,085
Fremont Home Loan Trust 2.539% due 10/25/2036 •		786	740
GSAA Home Equity Trust 2.704% due 03/25/2037 •		756	469
GSAMP Trust
2.774% due 03/25/2047 •		2,500	2,256
3.379% due 03/25/2035 ^•		1,993	1,762
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •		2,598	2,591
Home Equity Mortgage Loan Asset-Backed Trust 2.624% due 04/25/2037 •		2,555	2,039
HSI Asset Securitization Corp. Trust 2.674% due 02/25/2036 •		2,381	2,368
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •		4,380	4,360
IndyMac Mortgage Loan Trust 2.474% due 07/25/2036 •		4,922	2,210
Jamestown CLO Ltd. 3.467% due 01/15/2028 •		17,800	17,746
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •		3,470	3,454
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		294	300
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,301	2,421
Lehman XS Trust
2.564% due 05/25/2036 •		2,421	2,470
5.354% due 06/25/2036 þ		4,619	4,786
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		7,600	7,629
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		4,710	4,687
Marlette Funding Trust 2.690% due 09/17/2029 (b)		2,100	2,101
Monarch Grove CLO 3.460% due 01/25/2028 •		7,850	7,817
Morgan Stanley ABS Capital, Inc. Trust
2.464% due 05/25/2037 •		620	554
3.109% due 07/25/2035 •		185	186
Morgan Stanley Mortgage Loan Trust
2.764% due 04/25/2037 •		794	378
5.910% due 11/25/2036 þ		1,778	762
Mountain View CLO Ltd. 3.397% due 10/15/2026 •		4,781	4,765

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Navient Student Loan Trust 3.554% due 03/25/2066 •		7,932	7,971
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •		490	490
NovaStar Mortgage Funding Trust 3.109% due 01/25/2036 •		5,264	5,261
OCP CLO Ltd. 3.397% due 07/15/2027 •		650	649
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •		1,780	1,776
Palmer Square Loan Funding Ltd.
3.247% due 07/15/2026 •		6,145	6,109
3.493% due 04/20/2027 •		250	250
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.094% due 05/25/2035 •		735	739
3.154% due 07/25/2035 •		77	77
3.379% due 10/25/2034 •		748	753
3.394% due 09/25/2034 •		493	495
Popular ABS Mortgage Pass-Through Trust 2.834% due 06/25/2035 •		923	926
Renaissance Home Equity Loan Trust 3.590% due 09/25/2037		15,951	8,870
Residential Asset Securities Corp. Trust 2.644% due 08/25/2036 •		800	629
RMAT LP 4.090% due 05/25/2048 þ		2,002	2,020
Securitized Asset-Backed Receivables LLC Trust 2.654% due 05/25/2036 •		5,383	3,524
Sound Point CLO Ltd. 3.472% due 07/20/2027 •		1,300	1,301
Soundview Home Loan Trust 2.464% due 11/25/2036 •		520	222
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		13,269	13,429
Structured Asset Investment Loan Trust
3.124% due 04/25/2033 •		1,637	1,613
3.124% (US0001M + 0.720%) due 10/25/2035 ~		95	96
Symphony CLO Ltd. 3.477% due 04/15/2028 •		1,630	1,622
Telos CLO Ltd. 3.538% due 04/17/2028 •		4,280	4,272
THL Credit Wind River CLO Ltd.
0.000% due 01/15/2026 •(b)		5,100	5,100
3.467% due 10/15/2027 •		400	399
TICP CLO Ltd.
3.392% due 07/20/2027 •		2,740	2,731
3.432% due 04/20/2028 •		3,900	3,885
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		2,253	2,271
Tralee CLO Ltd. 3.622% due 10/20/2027 •		3,700	3,700
Venture CLO Ltd.
3.321% due 02/28/2026 •		16,384	16,340
3.477% due 07/15/2027 •		3,200	3,203
3.667% due 04/15/2027		3,870	3,861
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		4,855	4,878
Wells Fargo Home Equity Asset-Backed Securities Trust 4.804% due 12/25/2034 •		1,460	1,488
WhiteHorse Ltd. 3.518% due 04/17/2027 •		7,900	7,888
Total Asset-Backed Securities (Cost $270,524)			274,336

SOVEREIGN ISSUES 12.9%

Argentina Government International Bond
40.244% (BADLARPP) due 10/04/2022 ~	ARS	1,800	63
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		40,847	828
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		1,000	23
63.705% due 06/21/2020 ~(a)		303,101	6,965
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	31,042	22,636
3.000% due 09/20/2025 (e)		33,312	27,942
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	9,300	10,877
Autonomous Community of Valencia 4.900% due 03/17/2020		5,800	6,828
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	18,446	4,662
Canadian Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	17,341	17,327
France Government International Bond
1.850% due 07/25/2027 (e)(j)	EUR	6,711	9,548
2.100% due 07/25/2023 (e)(j)		41,370	53,690
2.250% due 07/25/2020 (e)(j)		38,810	45,767

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (e)(j)		10,146	12,439
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	3,055,081	29,597
0.100% due 03/10/2029 (e)		446,317	4,324
Mexico Government International Bond 4.500% due 11/22/2035 (e)	MXN	367,723	21,656
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	74,785	54,923
2.500% due 09/20/2035 (e)		4,120	3,506
Peru Government International Bond 5.940% due 02/12/2029	PEN	15,900	5,271
Qatar Government International Bond 3.875% due 04/23/2023		$6,300	6,615
United Kingdom Gilt
0.125% due 03/22/2026 (e)(j)	GBP	31,474	47,707
0.125% due 08/10/2028 (e)(j)		32,252	51,760
1.250% due 11/22/2027 (e)(j)		63,701	109,420
1.875% due 11/22/2022 (e)(j)		59,368	87,774
Total Sovereign Issues (Cost $667,600)			642,148

SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 1.5%

Bank of Montreal
1.787% due 07/22/2019	CAD	1,600	1,220
1.797% due 07/19/2019		1,000	763
1.800% due 07/24/2019		500	381
1.802% due 07/26/2019		900	686
1.806% due 07/31/2019		9,700	7,396
Bank of Nova Scotia
1.773% due 07/22/2019		2,500	1,907
1.775% due 07/23/2019		400	305
1.775% due 07/25/2019		1,000	763
1.781% due 07/26/2019		300	229
1.785% due 07/22/2019		2,300	1,754
Broadcom, Inc. 2.910% due 07/09/2019		$7,800	7,794
C.I.B.C. 1.802% due 07/12/2019	CAD	7,300	5,571
Campbell Soup Co. 2.980% due 07/15/2019		$1,000	999
Crown Castle International Corp. 2.800% due 07/17/2019		900	899
Enable Midstream Partners LP 3.150% due 07/25/2019		1,700	1,697
Enbridge (U.S.), Inc. 2.830% due 08/06/2019		2,800	2,792
Encana Corp.
3.120% due 07/08/2019		800	799
3.200% due 08/01/2019		2,500	2,494
Energy Transfer Partners LP 3.040% due 07/08/2019		5,100	5,096
HSBC Bank Canada
1.827% due 07/24/2019	CAD	2,300	1,754
1.828% due 07/25/2019		900	686
1.828% due 07/26/2019		1,700	1,296
Royal Bank Of Canada
1.765% due 07/02/2019		3,300	2,520
1.773% due 07/22/2019		1,500	1,144
1.777% due 07/25/2019		1,200	915
1.777% due 07/26/2019		4,200	3,203
1.795% due 07/31/2019		5,600	4,270
1.801% due 07/11/2019		3,000	2,290
Royal Caribbean Cruise
2.750% due 08/07/2019		$700	698
2.850% due 07/30/2019		1,200	1,197
2.900% due 07/11/2019		600	599
2.970% due 07/01/2019		1,400	1,400
Toronto-Dominion Bank
1.765% due 07/02/2019	CAD	5,200	3,970
1.787% due 07/22/2019		2,100	1,602
1.788% due 07/24/2019		2,600	1,983
1.792% due 07/16/2019		400	305
1.792% due 07/26/2019		600	458

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

1.795% due 07/19/2019	2,000	1,526
		75,361

REPURCHASE AGREEMENTS (i) 4.3%		214,875

U.S. TREASURY BILLS 0.8%

2.279% due 07/02/2019 - 08/29/2019 (c)(d)(l)(n)	$40,523	40,466
Total Short-Term Instruments (Cost $330,412)		330,702
Total Investments in Securities (Cost $7,030,502)		7,065,376
	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	17,318	171
Total Short-Term Instruments (Cost $171)		171
Total Investments in Affiliates (Cost $171)		171
Total Investments 141.6% (Cost $7,030,673)		$7,065,547
Financial Derivative Instruments (k)(m) 2.7%(Cost or Premiums, net $(11,839))		133,871
Other Assets and Liabilities, net (44.3)%		(2,208,844)
Net Assets 100.0%		$4,990,574

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	08/03/2019	08/13/2018	$4,683	$4,686	0.09%
Lloyds Banking Group PLC	3.870	09/04/2019	05/22/2018	3,000	3,001	0.06
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	3,000	3,004	0.06
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	3,000	3,006	0.06
				$13,683	$13,697	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$8,475	U.S. Treasury Notes 2.250% due 03/31/2021	$(8,652)	$8,475	$8,476
IND	2.620	06/28/2019	07/01/2019	71,800	U.S. Treasury Notes 1.500% due 08/15/2026	(73,345)	71,800	71,816
NOM	2.700	06/28/2019	07/01/2019	70,300	U.S. Treasury Notes 1.500% due 05/31/2020	(71,766)	70,300	70,316
RDR	2.550	06/28/2019	07/01/2019	64,300	U.S. Treasury Notes 2.000% - 2.750% due 09/15/2021 - 10/31/2021	(65,698)	64,300	64,314
Total Repurchase Agreements						$(219,461)	$214,875	$214,922

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.600%	05/29/2019	07/09/2019		$(23,320)	$(23,376)
	2.750	06/28/2019	07/01/2019		(34,411)	(34,419)
BOS	3.050	06/28/2019	07/01/2019		(27,346)	(27,353)
BPS	(0.410)	05/31/2019	07/15/2019	EUR	(89,298)	(101,505)
	(0.370)	04/17/2019	07/18/2019		(10,213)	(11,604)
BSN	2.550	05/15/2019	07/15/2019		$(78,665)	(78,927)
	2.560	06/07/2019	07/11/2019		(8,520)	(8,535)
CIB	2.590	04/15/2019	07/12/2019		(65,859)	(66,224)
	2.600	04/18/2019	07/17/2019		(198,500)	(199,561)
	2.600	06/07/2019	07/17/2019		(24,814)	(24,857)
IND	0.840	06/12/2019	08/09/2019	GBP	(37,772)	(47,990)
	0.870	06/12/2019	08/09/2019		(141,270)	(179,488)
	2.590	04/23/2019	07/23/2019		$(1,040)	(1,045)
	2.590	05/31/2019	07/12/2019		(18,349)	(18,390)
	2.620	05/30/2019	07/11/2019		(3,286)	(3,294)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

JPS	2.600	06/06/2019	07/09/2019		(40,742)	(40,815)
MBC	0.850	06/21/2019	07/08/2019	GBP	(55,614)	(70,643)
RCY	2.610	06/05/2019	08/02/2019		$(35,951)	(36,019)
UBS	(0.370)	04/17/2019	07/18/2019	EUR	(7,921)	(9,000)
Total Reverse Repurchase Agreements						$(983,045)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.580%	06/13/2019	07/25/2019	$(3,075)	$(3,079)
UBS	2.600	04/17/2019	07/17/2019	(1,837)	(1,847)
	2.600	04/26/2019	07/30/2019	(12,292)	(12,351)
	2.600	04/26/2019	07/30/2019	(51,219)	(51,463)
Total Sale-Buyback Transactions					$(68,740)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$182,400	$(183,205)	$(183,744)
Fannie Mae UMBS, TBA	3.500	08/01/2049	2,000	(2,040)	(2,044)
Total Short Sales (3.7)%				$(185,245)	$(185,788)

(j)	Securities with an aggregate market value of $1,062,218 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(988,906) at a weighted average interest rate of 2.297%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(140) of deferred price drop.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Crude June 2020 Futures	$58.500	05/14/2020	25	$25	$157	$117
Put - NYMEX Crude June 2020 Futures	58.500	05/14/2020	25	25	157	173
Call - NYMEX Crude June 2020 Futures	59.000	05/14/2020	50	50	306	223
Put - NYMEX Crude June 2020 Futures	59.000	05/14/2020	50	50	317	358
Call - NYMEX Crude June 2020 Futures	59.500	05/14/2020	25	25	152	106
Put - NYMEX Crude June 2020 Futures	59.500	05/14/2020	25	25	152	186
Call - NYMEX Crude June 2020 Futures	60.500	05/14/2020	25	25	144	95
Put - NYMEX Crude June 2020 Futures	60.500	05/14/2020	25	25	144	199
Call - NYMEX Crude June 2020 Futures	62.000	05/14/2020	25	25	143	80
Put - NYMEX Crude June 2020 Futures	62.000	05/14/2020	25	25	131	221
					$1,803	$1,758

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$104.000	08/23/2019	64	$128	$1	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	277	554	2	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	125.500	08/23/2019	150	150	1	1
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	125.750	08/23/2019	23	23	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.250	08/23/2019	1,002	1,002	9	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	346	346	3	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.500	08/23/2019	60	60	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.500	08/23/2019	100	100	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	115.000	08/23/2019	203	203	2	2
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	182.000	08/23/2019	49	49	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	183.000	08/23/2019	325	325	3	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	193.000	08/23/2019	1,034	1,034	9	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	128.000	08/23/2019	177	177	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	130.000	08/23/2019	27	27	0	0
					$33	$6
Total Purchased Options					$1,836	$1,764

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - ICE Natural Gas August 2019 Futures	$32.000	07/26/2019	105	$3,255	$(55)	$(302)
Put - ICE Natural Gas Septmber 2019 Futures	32.000	08/27/2019	110	3,300	(58)	(230)
Put - NDEX Natural Gas August 2019 Futures	9.000	07/26/2019	120	89	(28)	(67)
Put - NDEX Natural Gas October 2019 Futures	13.000	09/26/2019	1,672	1,246	(366)	(2,017)
Call - NYMEX Crude August 2019 Futures	67.000	07/17/2019	108	108	(113)	(12)
Call - NYMEX Crude August 2019 Futures	67.500	07/17/2019	48	48	(48)	(4)
Call - NYMEX Crude August 2019 Futures	68.000	07/17/2019	48	48	(44)	(4)
Call - NYMEX Crude August 2019 Futures	68.500	07/17/2019	72	72	(65)	(5)
Call - NYMEX Crude September 2019 Futures	57.000	08/15/2019	96	96	(160)	(360)
Call - NYMEX Crude September 2019 Futures	57.500	08/15/2019	35	35	(57)	(121)
Call - NYMEX Crude September 2019 Futures	58.000	08/15/2019	36	36	(50)	(114)
Call - NYMEX Crude September 2019 Futures	59.000	08/15/2019	36	36	(46)	(95)
Call - NYMEX Crude September 2019 Futures	60.000	08/15/2019	96	96	(106)	(209)
Put - NYMEX Natural Gas August 2019 Futures	2.400	07/26/2019	156	1,560	(63)	(210)
Put - NYMEX Natural Gas August 2019 Futures	2.450	07/26/2019	120	1,200	(56)	(204)
Put - NYMEX Natural Gas September 2019 Futures	2.100	08/27/2019	12	120	(5)	(6)
Put - NYMEX Natural Gas September 2019 Futures	2.150	08/27/2019	108	1,080	(54)	(73)
Put - NYMEX Natural Gas September 2019 Futures	2.200	08/27/2019	60	600	(40)	(51)
Call - NYMEX Natural Gas September 2019 Futures	2.550	08/27/2019	60	600	(27)	(20)
Call - NYMEX Natural Gas September 2019 Futures	2.600	08/27/2019	120	1,200	(47)	(29)
Call - NYMEX WTI-Brent Crude Spread December 2018 Futures	5.000	10/30/2019	11	11	(7)	(8)
Call - NYMEX WTI-Brent Crude Spread December 2019 Futures	5.000	08/29/2019	11	11	(7)	(5)
Put - NYMEX WTI-Brent Crude Spread December 2019 Futures	9.000	10/30/2019	11	11	(3)	(3)
Call - NYMEX WTI-Brent Crude Spread November 2019 Futures	5.000	09/27/2019	11	11	(7)	(7)
Put - NYMEX WTI-Brent Crude Spread November 2019 Futures	9.000	09/27/2019	11	11	(3)	(2)
Put - NYMEX WTI-Brent Crude Spread October 2019 Futures	9.000	08/29/2019	11	11	(3)	(2)
					$(1,518)	$(4,160)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$129.000	07/26/2019	261	$261	$(65)	$(69)
Total Written Options					$(1,583)	$(4,229)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2019	60	$2,700	$(4)	$0	$0
Brent (ICE) Dubai April Futures	04/2020	3	8	0	0	0
Brent (ICE) Dubai August Futures	08/2020	3	7	0	0	0
Brent (ICE) Dubai December Futures	12/2020	3	7	0	0	0
Brent (ICE) Dubai February Futures	02/2020	3	8	0	0	0
Brent (ICE) Dubai January Futures	01/2020	3	8	1	0	0
Brent (ICE) Dubai July Futures	07/2020	3	7	0	0	0
Brent (ICE) Dubai June Futures	06/2020	3	7	0	0	0
Brent (ICE) Dubai March Futures	03/2020	3	8	0	0	0
Brent (ICE) Dubai May Futures	05/2020	3	7	0	0	0
Brent (ICE) Dubai November Futures	11/2020	3	7	0	0	0
Brent (ICE) Dubai October Futures	10/2020	3	7	0	0	0
Brent (ICE) Dubai September Futures	09/2020	3	7	0	0	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2020	2	5	(1)	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2020	2	5	(1)	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2020	2	5	(1)	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	2	5	(2)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	2	5	(2)	0	0
Brent Crude December Futures	10/2020	329	20,207	857	0	(243)
Brent Crude December Futures	10/2021	605	36,463	(712)	0	(375)
Brent Crude January Futures	11/2019	131	8,326	511	0	(117)
Brent Crude October Futures	08/2019	93	5,985	273	0	(86)
Brent Crude September Futures	07/2019	189	12,236	510	0	(176)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	974	11	(1)	0	0
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	1,863	21	(1)	0	0
Call Options Strike @ EUR 113.700 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	250	1	0	1	(1)
Call Options Strike @ EUR 113.800 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	6,262	36	(4)	36	(36)
Call Options Strike @ EUR 139.250 on Euro-Bobl September 2019 Futures (1)	08/2019	895	5	(1)	0	(1)
Chicago Ethanol (Platts) August Futures	08/2019	41	2,639	217	0	(87)
Chicago Ethanol (Platts) December Futures	12/2019	47	2,946	147	0	(94)
Chicago Ethanol (Platts) July Futures	07/2019	3	192	18	0	(7)
Chicago Ethanol (Platts) November Futures	11/2019	47	2,971	177	0	(94)
Chicago Ethanol (Platts) October Futures	10/2019	47	2,996	196	0	(93)
Chicago Ethanol (Platts) September Futures	09/2019	3	192	18	0	(6)
Cocoa December Futures	12/2019	279	6,858	26	0	(73)
Cocoa September Futures	09/2019	151	3,662	(58)	0	(42)
Copper December Futures	12/2019	92	12,002	(464)	0	(1)
Copper September Futures	09/2019	35	5,247	(188)	0	0
Corn December Futures	12/2020	64	1,330	(6)	0	(8)
Corn March Futures	03/2020	101	2,219	(89)	0	(75)
Corn May Futures	05/2020	106	2,348	(93)	0	(69)
Euro-Bund 10-Year Bond September Futures	09/2019	4,014	788,441	8,799	1,096	0
Gas Oil November Futures	11/2019	157	9,455	(426)	24	0
Gas Oil September Futures	09/2019	471	28,284	1,778	47	0
Gold 100 oz. August Futures	08/2019	118	16,682	855	20	0
Hard Red Winter Wheat December Futures	12/2019	42	1,017	51	0	(39)
Hard Red Winter Wheat July Futures	07/2020	10	260	(5)	0	(9)
Hard Red Winter Wheat September Futures	09/2019	76	1,754	(62)	0	(76)
Henry Hub Natural Gas April Futures	03/2020	40	241	(22)	0	(1)
Henry Hub Natural Gas August Futures	07/2020	40	249	(15)	0	(2)
Henry Hub Natural Gas December Futures	11/2020	24	164	5	0	(1)
Henry Hub Natural Gas February Futures	01/2020	24	161	2	0	(1)
Henry Hub Natural Gas January Futures	12/2019	24	162	4	0	(1)
Henry Hub Natural Gas July Futures	06/2020	40	247	(16)	0	(1)
Henry Hub Natural Gas June Futures	05/2020	40	243	(21)	0	(1)
Henry Hub Natural Gas March Futures	02/2020	24	156	(3)	0	(1)
Henry Hub Natural Gas May Futures	04/2020	40	239	(25)	0	(1)
Henry Hub Natural Gas November Futures	10/2020	24	154	(5)	0	(1)
Henry Hub Natural Gas October Futures	09/2020	40	250	(14)	0	(2)
Henry Hub Natural Gas September Futures	08/2020	40	247	(16)	0	(2)
Henry Hub Natural Gas Swap August Futures	07/2019	12	69	(16)	0	(1)
Henry Hub Natural Gas Swap December Futures	11/2019	12	78	(7)	0	0
Henry Hub Natural Gas Swap November Futures	10/2019	12	72	(13)	0	0
Henry Hub Natural Gas Swap October Futures	09/2019	12	69	(16)	0	0
Henry Hub Natural Gas Swap September Futures	08/2019	12	68	(17)	0	(1)
Lead November Futures	11/2019	202	9,777	262	0	0
Live Cattle August Futures	08/2019	575	24,001	(847)	0	(230)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2020	2	8	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	2	7	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2020	2	5	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2020	2	8	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2020	2	8	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	2	7	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2020	2	7	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2020	2	8	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2020	2	8	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2020	2	7	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2020	2	7	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	2	7	(1)	0	0
Natural Gas March Futures	02/2020	44	1,145	(52)	0	(5)
Natural Gas March Futures	02/2021	20	541	(2)	0	(4)
Natural Gas May Futures	04/2020	64	1,529	(109)	0	(9)
Natural Gas October Futures	09/2019	309	7,141	(985)	0	(43)
Natural Gas October Futures	09/2020	90	2,248	(124)	0	(14)
Natural Gas September Futures	08/2019	76	1,734	(45)	0	(12)
New York Harbor ULSD November Futures	10/2019	113	9,297	(536)	0	(105)
New York Harbor ULSD September Futures	08/2019	41	3,353	226	0	(38)
Put Options Strike @ EUR 129.750 on Euro-Bobl September 2019 Futures (1)	08/2019	1,820	10	(2)	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	2,434	28	(2)	0	0
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	1,050	12	(1)	0	0
Put Options Strike @ USD 75.000 on Brent Crude September 2019 Futures (1)	07/2019	32	12	(38)	3	0
RBOB Gasoline November Futures	10/2019	125	8,697	(276)	0	(81)
Soybean March Futures	03/2020	89	4,190	216	43	0
Soybean May Futures	05/2020	47	2,227	24	21	0
Soybean Meal December Futures	12/2019	33	1,066	4	10	0
Soybean November Futures	11/2020	25	1,189	3	13	0
Sugar No. 11 October Futures	09/2019	162	2,290	(12)	0	(29)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury 10-Year Note September Futures	09/2019	1,007	128,865	1,362	28	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	281	49,895	875	70	(30)
Wheat September Futures	09/2019	488	12,865	151	0	(476)
White Sugar October Futures	09/2019	145	2,418	18	0	(9)
WTI Crude April Futures	03/2020	112	6,364	505	0	(101)
WTI Crude December Futures	11/2020	1,157	63,670	(2,778)	0	(915)
WTI Crude February Futures	01/2020	74	4,249	88	0	(70)
WTI Crude June Futures	05/2020	382	21,491	(6)	0	(336)
WTI Crude June Futures	05/2021	597	32,345	261	0	(412)
WTI Crude June Futures	05/2022	87	4,660	228	0	(50)
WTI Crude March Futures	02/2020	156	8,911	240	0	(144)
WTI Crude May Futures	04/2020	158	8,932	619	0	(141)
WTI Crude November Futures	10/2019	56	3,260	(110)	0	(54)
WTI Crude September Futures	08/2019	149	8,719	101	0	(145)
WTI Crude September Futures	08/2020	11	611	44	0	(9)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2019	6	26	8	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	6	19	1	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	6	20	2	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2019	6	21	3	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2019	6	23	6	0	0
				$11,418	$1,412	$(5,287)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminium November Futures	11/2019	288	$(13,073)	$194	$0	$0
Arabica Coffee December Futures	12/2019	49	(2,077)	(344)	0	(51)
Arabica Coffee September Futures	09/2019	42	(1,724)	(30)	0	(43)
Australia Government 3-Year Note September Futures	09/2019	371	(29,952)	(40)	42	(8)
Australia Government 10-Year Bond September Futures	09/2019	137	(13,816)	(83)	78	(28)
Brent Crude December Futures	10/2019	174	(11,101)	(564)	155	0
Brent Crude December Futures	10/2022	275	(16,506)	53	155	0
Brent Crude December Futures	10/2023	58	(3,498)	(163)	29	(1)
Brent Crude June Futures	05/2020	288	(18,014)	(609)	236	0
Brent Crude June Futures	04/2021	32	(1,942)	(66)	22	0
Brent Crude June Futures	04/2022	144	(8,656)	(95)	84	0
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	317	(1,193)	(790)	0	(79)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	303	(982)	(613)	0	(72)
Call Options Strike @ EUR 134.500 on Euro-Bobl September 2019 Futures (1)	08/2019	712	(291)	(19)	0	(41)
Call Options Strike @ USD 63.000 on Brent Crude September 2019 Futures (1)	07/2019	132	(465)	(260)	82	0
Call Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	25	(139)	37	10	0
Call Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	16	(85)	24	7	0
Call Options Strike @ USD 65.000 on Brent Crude September 2019 Futures (1)	07/2019	32	(76)	(27)	17	0
Call Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	18	(94)	30	7	0
Call Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	16	(82)	27	7	0
Call Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(122)	46	10	0
Call Options Strike @ USD 67.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(112)	49	10	0
Call Options Strike @ USD 67.000 on Brent Crude October 2019 Futures (1)	08/2019	144	(328)	(128)	56	0
Call Options Strike @ USD 68.000 on Brent Crude October 2019 Futures (1)	08/2019	72	(138)	(29)	26	0
Call Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(93)	70	9	0
Call Options Strike @ USD 70.000 on Brent Crude October 2019 Futures (1)	08/2019	36	(48)	6	10	0
Call Options Strike @ USD 71.000 on Brent Crude September 2019 Futures (1)	07/2019	48	(27)	29	9	0
Call Options Strike @ USD 72.000 on Brent Crude September 2019 Futures (1)	07/2019	156	(69)	116	24	0
Call Options Strike @ USD 73.500 on Brent Crude September 2019 Futures (1)	07/2019	24	(7)	22	3	0
Call Options Strike @ USD 74.000 on Brent Crude September 2019 Futures (1)	07/2019	48	(13)	40	4	0
Copper September Futures	09/2019	41	(2,781)	(31)	3	0
Corn December Futures	12/2019	297	(6,408)	206	314	0
Corn July Futures	07/2020	106	(2,364)	79	59	0
Corn September Futures	09/2019	1,264	(26,844)	391	1,327	0
Cotton No. 2 December Futures	12/2019	185	(6,112)	(9)	1	0
Euro-Bobl September Futures	09/2019	183	(27,976)	(29)	0	(25)
Euro-BTP Italy Government Bond September Futures	09/2019	819	(124,968)	(4,856)	0	(603)
Euro-Buxl 30-Year Bond September Futures	09/2019	537	(123,895)	(1,768)	110	(180)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Euro-OAT France Government 10-Year Bond September Futures	09/2019	1,983	(371,760)	(7,598)	0	(541)
Euro-Schatz September Futures	09/2019	11,052	(1,411,112)	(1,733)	0	(377)
Henry Hub Natural Gas April Futures	03/2021	24	(147)	11	1	0
Henry Hub Natural Gas August Futures	07/2019	10	(58)	12	0	0
Henry Hub Natural Gas August Futures	07/2021	24	(150)	8	1	0
Henry Hub Natural Gas December Futures	11/2019	12	(78)	5	0	0
Henry Hub Natural Gas December Futures	11/2021	24	(165)	(7)	1	0
Henry Hub Natural Gas February Futures	01/2021	24	(168)	(10)	1	0
Henry Hub Natural Gas January Futures	12/2020	24	(170)	(12)	1	0
Henry Hub Natural Gas July Futures	06/2021	24	(149)	9	1	0
Henry Hub Natural Gas June Futures	05/2021	24	(147)	11	1	0
Henry Hub Natural Gas March Futures	02/2021	24	(162)	(4)	1	0
Henry Hub Natural Gas May Futures	04/2021	24	(145)	13	1	0
Henry Hub Natural Gas November Futures	10/2019	12	(72)	11	1	0
Henry Hub Natural Gas November Futures	10/2021	24	(154)	4	1	0
Henry Hub Natural Gas October Futures	09/2019	10	(58)	11	0	0
Henry Hub Natural Gas October Futures	09/2021	24	(151)	7	1	0
Henry Hub Natural Gas September Futures	08/2019	10	(57)	12	0	0
Henry Hub Natural Gas September Futures	08/2021	24	(149)	9	1	0
Japan Government 10-Year Bond September Futures	09/2019	7	(9,989)	0	2	(7)
Natural Gas April Futures	03/2020	154	(3,718)	282	20	0
Natural Gas April Futures	03/2021	20	(491)	3	3	0
Natural Gas August Futures	07/2019	35	(300)	26	4	(1)
Natural Gas August Futures	07/2019	198	(4,570)	122	32	(3)
Natural Gas December Futures	11/2019	56	(1,453)	62	6	0
Natural Gas January Futures	12/2019	297	(8,040)	492	33	0
Natural Gas November Futures	10/2019	281	(6,741)	(80)	39	0
Nickel November Futures	11/2019	61	(4,656)	(277)	0	0
Nickel September Futures	09/2019	184	(14,026)	(927)	0	0
Platinum October Futures	10/2019	405	(17,032)	(364)	0	(478)
Put Options Strike @ EUR 112.100 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	2,240	(89)	111	13	0
Put Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	317	(25)	354	7	0
Put Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	303	(38)	300	10	0
Put Options Strike @ USD 64.500 on Brent Crude June 2020 Futures (1)	04/2020	25	(188)	(12)	0	(10)
Put Options Strike @ USD 65.000 on Brent Crude June 2020 Futures (1)	04/2020	16	(125)	(12)	0	(7)
Put Options Strike @ USD 65.250 on Brent Crude June 2020 Futures (1)	04/2020	18	(143)	(15)	0	(8)
Put Options Strike @ USD 65.500 on Brent Crude June 2020 Futures (1)	04/2020	16	(129)	(16)	0	(7)
Put Options Strike @ USD 66.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(209)	(40)	0	(11)
Put Options Strike @ USD 67.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(223)	(59)	0	(11)
Put Options Strike @ USD 69.000 on Brent Crude June 2020 Futures (1)	04/2020	25	(254)	(101)	0	(12)
RBOB Gasoline September Futures	08/2019	149	(11,603)	(1,263)	104	0
Silver September Futures	09/2019	143	(10,969)	(337)	0	(34)
Soybean January Futures	01/2020	136	(6,355)	(189)	0	(73)
Soybean November Futures	11/2019	164	(7,569)	(11)	0	(89)
Soybean Oil December Futures	12/2019	547	(9,462)	(209)	0	(138)
Sugar No. 11 March Futures	02/2020	462	(7,011)	(40)	47	0
U.S. Treasury 5-Year Note September Futures	09/2019	1,178	(139,188)	(1,841)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,416	(220,321)	(7,916)	177	0
United Kingdom Long Gilt September Futures	09/2019	1,078	(178,381)	(788)	342	0
Wheat December Futures	12/2019	176	(4,739)	(645)	161	0
Wheat July Futures	07/2020	38	(1,039)	(13)	27	0
WTI Brent Financial April Futures	04/2020	2	(12)	2	0	0
WTI Brent Financial August Futures	08/2019	6	(35)	16	0	0
WTI Brent Financial August Futures	08/2020	2	(13)	1	0	0
WTI Brent Financial December Futures	12/2019	6	(34)	16	0	(1)
WTI Brent Financial December Futures	12/2020	2	(13)	1	0	0
WTI Brent Financial February Futures	02/2020	2	(12)	2	0	0
WTI Brent Financial January Futures	01/2020	2	(12)	2	0	0
WTI Brent Financial July Futures	07/2019	6	(37)	13	0	0
WTI Brent Financial July Futures	07/2020	2	(13)	1	0	0
WTI Brent Financial June Futures	06/2020	2	(12)	1	0	0
WTI Brent Financial March Futures	03/2020	2	(12)	2	0	0
WTI Brent Financial May Futures	05/2020	2	(12)	1	0	0
WTI Brent Financial November Futures	11/2019	6	(34)	17	0	(1)
WTI Brent Financial November Futures	11/2020	2	(13)	1	0	0
WTI Brent Financial October Futures	10/2019	6	(34)	17	0	(1)
WTI Brent Financial October Futures	10/2020	2	(13)	1	0	0
WTI Brent Financial September Futures	09/2019	6	(34)	17	0	0
WTI Brent Financial September Futures	09/2020	2	(13)	1	0	0
WTI Crude August Futures	07/2020	56	(3,123)	(220)	48	0
WTI Crude December Futures	11/2019	1,463	(84,825)	2,307	1,419	0
WTI Crude December Futures	11/2021	659	(35,467)	(940)	402	0
WTI Crude December Futures	11/2022	185	(9,916)	(37)	100	0
WTI Crude December Futures	11/2023	39	(2,104)	(101)	22	0
WTI Crude January Futures	12/2019	79	(4,559)	(369)	76	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

WTI Crude July Futures	06/2020	78	(4,367)	114	68	0
WTI Crude October Futures	09/2019	37	(2,161)	(47)	36	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	11	(38)	8	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	8	(26)	9	0	(1)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	8	(25)	10	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	11	(38)	7	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2019	11	(37)	8	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	8	(26)	9	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	11	(38)	7	0	(2)
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	11	(39)	6	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	11	(37)	8	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	8	(25)	10	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	8	(25)	10	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	8	(26)	9	0	(1)
WTI Midland vs WTI Trade April Futures	03/2020	11	7	13	0	0
WTI Midland vs WTI Trade August Futures	07/2020	8	6	12	0	0
WTI Midland vs WTI Trade December Futures	11/2020	8	7	12	0	0
WTI Midland vs WTI Trade February Futures	01/2020	11	7	13	1	0
WTI Midland vs WTI Trade January Futures	12/2019	11	6	12	1	0
WTI Midland vs WTI Trade July Futures	06/2020	8	6	12	0	0
WTI Midland vs WTI Trade June Futures	05/2020	11	7	13	1	0
WTI Midland vs WTI Trade March Futures	02/2020	11	7	13	1	0
WTI Midland vs WTI Trade May Futures	04/2020	11	7	13	0	0
WTI Midland vs WTI Trade November Futures	10/2020	8	7	12	0	0
WTI Midland vs WTI Trade October Futures	09/2020	8	7	12	0	0
WTI Midland vs WTI Trade September Futures	08/2020	8	6	12	0	0
Zinc September Futures	09/2019	139	(8,691)	(74)	0	0
				$(30,783)	$6,121	$(2,945)
Total Futures Contracts				$(19,365)	$7,533	$(8,232)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	2,180	$36	$(4)	$32	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		900	2	0	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.244		$1,200	(29)	43	14	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		2,400	(133)	153	20	0	(1)
							$(124)	$192	$68	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$22,368	$(1,248)	$(614)	$(1,862)	$0	$(20)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024		8,900	(675)	(6)	(681)	0	(8)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	33,200	(582)	(213)	(795)	0	(24)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		94,600	(2,669)	(26)	(2,695)	0	(101)
						$(5,174)	$(859)	$(6,033)	$0	$(153)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$23,200	$50	$(139)	$(89)	$204	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		4,700	11	(483)	(472)	43	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		11,071	57	(1,296)	(1,239)	102	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		5,130	13	(612)	(599)	47	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(2,804)	(2,713)	31	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$36,800	256	365	621	0	(25)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		290,800	366	4,572	4,938	0	(202)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		214,000	(8,267)	10,328	2,061	0	(167)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	1,218	1,218	0	(24)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	1,009	1,009	0	(19)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	1,042	1,042	0	(21)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	2,151	1,719	0	(44)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		130,800	(882)	6,523	5,641	0	(119)
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		285,600	(2,104)	(5,463)	(7,567)	235	0
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	88	37	27	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	(4,454)	(961)	137	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		6,900	78	(231)	(153)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		13,500	(343)	454	111	18	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	77	(51)	26	1	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		137,690	(412)	(5,928)	(6,340)	105	0
Receive(7)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		129,500	0	(5,847)	(5,847)	102	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		36,000	3,854	(3,947)	(93)	197	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		56,960	2,780	(9,129)	(6,349)	343	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		800	80	(64)	16	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		60,150	7,258	(10,705)	(3,447)	357	0
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		11,000	0	(1,791)	(1,791)	70	0
Receive	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		4,500	0	(715)	(715)	28	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		27,800	1,659	(6,381)	(4,722)	179	0
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	13,950	(99)	(661)	(760)	13	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	(621)	(666)	0	(16)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		568,470	(11)	(143)	(154)	0	(4)
Pay	CPTFEMU	1.168	Maturity	03/15/2024	EUR	14,510	39	135	174	0	(49)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	(528)	(535)	25	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		840	7	211	218	0	(6)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		2,420	0	635	635	0	(6)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		4,020	14	1,051	1,065	0	(9)
Receive	CPURNSA	2.130	Maturity	01/25/2020		$20,600	0	(81)	(81)	15	0
Receive	CPURNSA	1.958	Maturity	03/20/2020		156,300	0	(8)	(8)	0	(3)
Receive	CPURNSA	1.721	Maturity	07/15/2020		12,286	0	(16)	(16)	1	0
Receive	CPURNSA	2.168	Maturity	07/15/2020		31,500	0	(180)	(180)	7	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	(69)	(69)	0	(26)
Receive	CPURNSA	2.021	Maturity	11/25/2020		25,100	0	(64)	(64)	0	(26)
Receive	CPURNSA	1.875	Maturity	03/14/2021		29,200	0	(50)	(50)	0	(38)
Receive	CPURNSA	1.927	Maturity	03/18/2021		13,900	0	(37)	(37)	0	(15)
Receive	CPURNSA	1.816	Maturity	05/13/2021		52,400	0	(66)	(66)	9	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	(236)	353	0	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	(198)	221	0	(2)
Receive	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	(92)	(92)	0	(6)
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(987)	(193)	(1,180)	0	(5)
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	(1,252)	(1,252)	0	(41)
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	(344)	(348)	0	(6)
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	(263)	(263)	0	(6)
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	(445)	(445)	0	(35)
Pay	CPURNSA	1.730	Maturity	07/26/2026		17,400	(933)	569	(364)	18	0
Pay	CPURNSA	1.762	Maturity	08/30/2026		2,400	(118)	81	(37)	3	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		13,900	(642)	473	(169)	14	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	1,091	1,091	54	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	1,183	1,183	53	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		10,820	0	252	252	10	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		10,500	0	208	208	10	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	1,385	1,455	40	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	511	511	12	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	781	781	18	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	802	802	19	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	329	329	17	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	95	95	38	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	2,890	0	(10)	(10)	0	(1)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		1,320	0	(13)	(13)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		12,400	0	(187)	(187)	11	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		20,210	(8)	(183)	(191)	37	0
Pay	FRCPXTOB	1.628	Maturity	07/15/2028		8,760	0	664	664	0	(17)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	962	978	0	(35)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	1,570	0	15	15	4	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,300	0	35	35	5	0
Pay	UKRPI	3.325	Maturity	08/15/2030		38,090	248	(1,156)	(908)	96	0
Pay	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,176)	43	(1,133)	33	0
Pay	UKRPI	3.100	Maturity	06/15/2031		30,400	(3,623)	(51)	(3,674)	84	0
Pay	UKRPI	3.530	Maturity	10/15/2031		860	24	(29)	(5)	1	0
Pay	UKRPI	3.470	Maturity	09/15/2032		37,570	(12)	(657)	(669)	83	0
Pay	UKRPI	3.500	Maturity	09/15/2033		1,130	1	(20)	(19)	2	0
Pay	UKRPI	3.579	Maturity	10/15/2033		4,530	0	54	54	7	0
Pay	UKRPI	3.572	Maturity	05/15/2034		1,200	0	(20)	(20)	2	0
Pay	UKRPI	3.580	Maturity	06/15/2039		5,100	5	(12)	(7)	0	(3)
Pay	UKRPI	3.590	Maturity	06/15/2039		4,610	0	12	12	0	(2)
Pay	UKRPI	3.600	Maturity	06/15/2039		17,100	(2)	117	115	0	(8)
Receive	UKRPI	3.428	Maturity	03/15/2047		2,200	114	(63)	51	1	0
							$1,511	$(28,544)	$(27,033)	$2,979	$(986)
Total Swap Agreements							$(3,787)	$(29,211)	$(32,998)	$2,979	$(1,140)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

(l)	Securities with an aggregate market value of $73,370 and cash of $14,328 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	39,560		$44,370	$0	$(613)
	07/2019		$50,698	AUD	72,597	269	0
	07/2019		17,129	CAD	22,530	75	0
	07/2019		1,680	EUR	1,482	5	0
	07/2019		1,130	GBP	889	0	(1)
	08/2019	AUD	72,597		$50,751	0	(272)
	08/2019	CAD	22,530		17,142	0	(75)
	09/2019	CNH	2,657		383	0	(3)
	09/2019	KRW	2,314,569		2,009	5	0
	09/2019	SGD	17,998		13,149	0	(169)
	09/2019		$25,834	IDR	380,408,839	832	0
	10/2019	DKK	83,189		$12,776	6	0
	11/2019	TWD	150,629		4,803	0	(91)
BPS	07/2019	CAD	10,200		7,749	0	(40)
	07/2019	EUR	3,707		4,158	0	(58)
	07/2019	GBP	44,698		56,980	216	0
	07/2019	IDR	39,526,142		2,731	0	(67)
	07/2019	JPY	313,100		2,929	25	0
	07/2019	KRW	3,312,945		2,870	1	0
	07/2019	MXN	54,131		2,815	0	(6)
	07/2019	TRY	20,076		3,448	0	(16)
	07/2019		$7,740	CAD	10,300	125	0
	07/2019		1,457	EUR	1,291	11	0
	07/2019		265,943	GBP	208,750	63	(903)
	07/2019		2,787	IDR	39,526,142	10	0
	07/2019		2,864	KRW	3,312,945	5	0
	07/2019		2,804	MXN	54,131	6	0
	07/2019		7,665	TRY	45,805	199	0
	07/2019		2,791	ZAR	39,979	39	0
	08/2019	GBP	28,261		$35,900	0	(46)
	10/2019	DKK	53,695		8,256	13	0
BRC	07/2019	CLP	1,877,227		2,658	0	(112)
	07/2019		$2,761	CLP	1,877,227	9	0
	07/2019		4,019	RUB	253,914	0	(10)
	07/2019		12,684	ZAR	184,475	403	0
	08/2019	MXN	106,617		$5,366	0	(149)
	09/2019		$10	ILS	34	0	0
CBK	07/2019	AUD	72,597		$50,257	0	(709)
	07/2019	CAD	9,919		7,454	0	(120)
	07/2019	GBP	789		999	0	(3)
	07/2019	JPY	246,100		2,295	13	0
	07/2019		$13,218	DKK	86,909	22	0
	07/2019		215,570	EUR	191,828	2,558	0
	07/2019		69,811	GBP	55,135	208	0
	08/2019	EUR	63,295		$72,118	0	(39)
	08/2019	PEN	16,987		5,050	0	(101)
	08/2019		$6,343	BRL	24,408	0	(5)
	09/2019	COP	9,720,456		$3,023	13	0
	10/2019	DKK	173,819		26,657	0	(26)
FBF	07/2019	BRL	32,716		8,553	33	0
	07/2019		$8,537	BRL	32,716	0	(17)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

	08/2019		8,528		32,716	0	(33)
GLM	07/2019	BRL	31,899		$8,123	0	(181)
	07/2019	CAD	1,400		1,068	0	(2)
	07/2019	CLP	1,838,999		2,650	0	(64)
	07/2019	EUR	189,933		212,048	0	(3,924)
	07/2019	GBP	29,485		37,538	93	0
	07/2019	IDR	39,464,740		2,764	0	(26)
	07/2019		$2,737	BRL	10,575	17	0
	07/2019		2,876	MXN	54,830	0	(28)
	08/2019		7,955	BRL	30,499	0	(35)
	09/2019		3,331	COP	11,276,559	160	0
	10/2019	DKK	114,805		$17,624	0	0
HUS	07/2019	BRL	10,575		2,737	0	(17)
	07/2019	CAD	24,311		18,059	0	(506)
	07/2019	CLP	5,623,792		8,205	1	(96)
	07/2019	IDR	39,796,869		2,784	0	(31)
	07/2019	KRW	3,312,945		2,864	0	(5)
	07/2019	NZD	527		343	0	(11)
	07/2019	THB	172,831		5,582	0	(56)
	07/2019		$2,760	BRL	10,575	0	(6)
	07/2019		2,771	CLP	1,877,227	0	(1)
	07/2019		5,596	KRW	6,622,569	132	0
	07/2019		8,426	MXN	163,327	79	(2)
	08/2019		2,279	BRL	8,758	0	(5)
	09/2019	COP	26,173,315		$8,141	37	0
	11/2019	TWD	484,006		15,460	0	(266)
JPM	07/2019	CAD	7,700		5,780	0	(101)
	07/2019	GBP	59,254		74,786	5	(468)
	07/2019	JPY	2,987,500		27,410	0	(300)
	07/2019	PLN	436		116	0	(1)
	07/2019		$1,270	DKK	8,360	4	0
	07/2019		43,240	EUR	38,599	651	0
	07/2019		2,762	KRW	3,266,893	61	0
	07/2019		20,241	RUB	1,320,216	603	0
	08/2019		524	MXN	10,125	0	0
	09/2019	COP	3,233		$1	0	0
	09/2019	INR	88,418		1,252	0	(18)
	10/2019	MXN	433,795		22,143	0	(90)
	01/2020	BRL	18,446		4,795	72	0
MYI	07/2019	CAD	24,800		18,930	0	(19)
	07/2019	GBP	18,883		23,868	0	(113)
	07/2019	NZD	86,985		56,771	0	(1,665)
RYL	07/2019	CAD	7,000		5,315	0	(33)
	07/2019	CLP	1,900,600		2,779	0	(27)
	09/2019	COP	49,901,652		15,459	9	0
SCX	07/2019	BRL	32,716		8,537	17	0
	07/2019	CAD	3,000		2,250	0	(41)
	07/2019	GBP	112,650		142,581	0	(479)
	07/2019		$8,116	BRL	32,716	403	0
	07/2019		58,536	NZD	87,512	254	0
	08/2019	NZD	87,512		$58,576	0	(257)
	09/2019	KRW	26,729,757		22,454	0	(691)
	11/2019	TWD	192,558		6,153	0	(104)
SOG	07/2019	IDR	39,575,291		2,764	0	(36)
	07/2019		$4,571	TRY	26,861	39	(8)
	07/2019		2,791	ZAR	40,757	96	0
SSB	07/2019	CAD	7,700		$5,845	0	(38)
	07/2019	IDR	39,526,142		2,787	0	(4)
	07/2019		$2,795	IDR	39,526,142	3	0
TOR	07/2019	CAD	900		$683	0	(4)
	09/2019		$21,892	COP	73,996,815	1,019	0
UAG	07/2019		32,952	JPY	3,546,700	0	(56)
	08/2019	JPY	3,546,700		$33,029	54	0
Total Forward Foreign Currency Contracts						$8,973	$(13,499)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-32 5-Year Index	Buy	1.950%	09/18/2019	44,700	$4	$1

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	$73.000	07/08/2019	50,900	$2	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	112,300	4	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	76.000	08/06/2019	142,500	6	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	110,300	4	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	119,000	5	0
				$21	$0
Total Purchased Options				$25	$1

WRITTEN OPTIONS:

SWAPTIONS ON COMMODITY FORWARDS

Counterparty	Description	Pay/Receive Reference Entity	Exercise Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Fair Value
BPS	Call - OTC FUELCO CAL20 «	Receive	13.000	12/31/2020	47	$(78)	$(62)
	Call - OTC QSCO CAL20 «	Receive	21.000	12/31/2020	24	(32)	(22)
GST	Call - OTC Crude July 2019 Futures «	Receive	60.000	07/01/2019	48	(80)	(1)
	Call - OTC FUELCO CAL20 «	Receive	14.500	12/31/2019	24	(55)	(49)
	Call - OTC FUELCO CAL20 «	Receive	13.000	12/31/2020	80	(135)	(109)
	Call - OTC QSCO CAL20 «	Receive	18.000	12/31/2020	12	(29)	(24)
	Call - OTC QSCO CAL20 «	Receive	21.000	12/31/2020	24	(34)	(27)
JPM	Call - OTC QSCO CAL20 «	Receive	18.100	12/31/2020	43	(112)	(79)
	Call - OTC QSCO CAL20 «	Receive	20.000	12/31/2020	48	(81)	(57)
						$(636)	$(430)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	13,500	$(13)	$(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	10,400	(12)	(2)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	11,300	(10)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	14,800	(23)	(4)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	26,900	(58)	(9)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	10,600	(11)	(2)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	5,900	(9)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	9,900	(11)	(3)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	12,100	(18)	(3)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	11,400	(13)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	4,700	(5)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	13,700	(23)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	20,200	(20)	(4)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	15,100	(18)	(5)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	4,400	(9)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	12,000	(20)	(4)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	5,600	(10)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	10,000	(10)	(2)
						$(293)	$(45)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	02/11/2021	85,000	$(863)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	311,400	(2,786)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	32,600	(421)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	(1,429)	(52)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	109,200	(1,234)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	40,600	(749)	(20)
						$(7,661)	$(72)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	344,200	$(267)	$(39)
Total Written Options						$(8,857)	$(586)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat September Futures	$4.893	Maturity	08/23/2019	405,000	$0	$(153)	$0	$(153)
	Pay	EURMARGIN 3Q19	8.250	Maturity	09/30/2019	2,100	0	(1)	0	(1)
	Pay	EURMARGIN 3Q19	8.640	Maturity	09/30/2019	32,700	4	(2)	2	0
	Receive	EURMARGIN 4Q19	6.080	Maturity	12/31/2019	8,700	0	3	3	0
	Receive	EURMARGIN CAL19	6.250	Maturity	12/31/2019	4,200	0	5	5	0
	Receive	EURMARGIN CAL20	10.000	Maturity	12/31/2020	109,404	(141)	39	0	(102)
	Pay	EURSIMP 3Q19	4.480	Maturity	09/30/2019	11,400	0	5	5	0
	Pay	FUELCO 4Q19	13.500	Maturity	12/31/2019	20,400	(5)	17	12	0
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	14,500	0	(2,402)	0	(2,402)
CBK	Receive	KCBT Wheat September Futures	4.710	Maturity	08/23/2019	135,000	0	(13)	0	(13)
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	36,000	2	6	8	0
	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	76,800	(1)	25	24	0
GST	Receive	CBOT Corn December Futures	398.750	Maturity	11/22/2019	135,000	0	44	44	0
	Receive	CBOT Corn December Futures	402.250	Maturity	11/22/2019	590,000	0	171	171	0
	Receive	CBOT Corn December Futures	403.250	Maturity	11/22/2019	290,000	0	81	81	0
	Pay	CBOT Wheat December Futures	5.560	Maturity	11/22/2019	45,000	0	8	8	0
	Pay	CBOT Wheat September Futures	4.865	Maturity	08/23/2019	300,000	0	(122)	0	(122)
	Pay	CBOT Wheat September Futures	4.895	Maturity	08/23/2019	150,000	0	(56)	0	(56)
	Pay	CBOT Wheat September Futures	4.970	Maturity	08/23/2019	245,000	0	(74)	0	(74)
	Pay	CBOT Wheat September Futures	5.110	Maturity	08/23/2019	100,000	0	(16)	0	(16)
	Pay	CBOT Wheat September Futures	5.130	Maturity	08/23/2019	150,000	0	(21)	0	(21)
	Pay	CBOT Wheat September Futures	5.153	Maturity	08/23/2019	120,000	0	(14)	0	(14)
	Pay	CBOT Wheat September Futures	5.348	Maturity	08/23/2019	85,000	0	6	6	0
	Receive	COCL CAL19	5.300	Maturity	12/31/2019	25,200	(2)	(12)	0	(14)
	Pay	Cotton No. 2 December Futures	73.580	Maturity	11/08/2019	4,750,000	0	353	353	0
	Receive	EBOBFUEL CAL20	21.600	Maturity	12/31/2020	26,400	0	1	1	0
	Pay	EURMARGIN 3Q19	8.288	Maturity	09/30/2019	34,500	0	(10)	0	(10)
	Receive	EURMARGIN CAL19	7.050	Maturity	12/31/2019	46,200	(5)	22	17	0
	Receive	EURMARGIN CAL20	8.550	Maturity	12/31/2020	78,000	(5)	43	38	0
	Receive	KCBT Wheat December Futures	4.915	Maturity	11/22/2019	100,000	0	(7)	0	(7)
	Receive	KCBT Wheat September Futures	0.550	Maturity	08/23/2019	205,000	0	(22)	0	(22)
	Receive	KCBT Wheat September Futures	0.375	Maturity	08/23/2019	180,000	0	(51)	0	(51)
	Receive	KCBT Wheat September Futures	4.620	Maturity	08/23/2019	130,000	0	(1)	0	(1)
	Receive	KCBT Wheat September Futures	4.738	Maturity	08/23/2019	130,000	0	(16)	0	(16)
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	9,600	0	2	2	0
	Pay	MARSDUB 2H19	3.725	Maturity	12/31/2019	12,000	0	(11)	0	(11)
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	21,000	(4)	26	22	0
	Receive	MEHDUB CAL20	0.750	Maturity	12/31/2020	7,200	0	2	2	0
JPM	Pay	CBOT Soybean November Futures	948.000	Maturity	10/25/2019	250,000	0	62	62	0
	Pay	CBOT Soybean November Futures	953.688	Maturity	10/25/2019	290,000	0	88	88	0
	Pay	CBOT Wheat September Futures	4.740	Maturity	08/23/2019	140,000	0	(74)	0	(74)
	Pay	CBOT Wheat September Futures	5.050	Maturity	08/23/2019	145,000	0	(32)	0	(32)
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	20,400	0	(6)	0	(6)
	Receive	EURMARGIN 3Q19	7.350	Maturity	09/30/2019	18,900	0	23	23	0
	Receive	EURMARGIN 4Q19	5.350	Maturity	12/31/2019	10,800	0	11	11	0
	Receive	EURMARGIN CAL19	6.750	Maturity	12/31/2019	14,400	(5)	15	10	0
	Receive	EURMARGIN CAL20	8.980	Maturity	12/31/2020	996	0	0	0	0
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	18,000	0	(15)	0	(15)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	24,000	(11)	0	0	(11)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	9,600	0	(21)	0	(21)
	Receive	EURSIMP 3Q19	3.370	Maturity	09/30/2019	11,400	(1)	8	7	0
	Pay	FUELCO 4Q19	13.000	Maturity	12/31/2019	5,400	0	6	6	0
	Receive	KCBT Wheat September Futures	4.170	Maturity	08/23/2019	135,000	0	60	60	0
	Receive	KCBT Wheat September Futures	4.260	Maturity	08/23/2019	65,000	0	23	23	0
	Receive	KCBT Wheat September Futures	4.750	Maturity	08/23/2019	65,000	0	(9)	0	(9)
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	14,400	0	2	2	0
	Receive	MARSDUB 2H19	5.650	Maturity	12/31/2019	12,000	0	34	34	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	12,000	0	3	3	0
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	20,400	(1)	(9)	0	(10)
	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	20,400	0	(9)	0	(9)
	Receive	EURMARGIN 2H19	6.960	Maturity	12/31/2019	4,800	0	2	2	0
	Receive	EURMARGIN 2Q4Q19	6.630	Maturity	12/31/2019	26,400	0	21	21	0
	Pay	EURMARGIN 3Q19	8.260	Maturity	09/30/2019	8,700	0	(3)	0	(3)
	Pay	EURMARGIN 3Q19	8.630	Maturity	09/30/2019	8,700	0	1	1	0
	Receive	EURMARGIN 4Q19	5.400	Maturity	12/31/2019	8,100	0	8	8	0
	Receive	EURMARGIN CAL19	6.710	Maturity	12/31/2019	4,200	0	3	3	0
	Receive	EURMARGIN CAL19	8.500	Maturity	12/31/2019	1,800	0	1	1	0
	Receive	EURMARGIN CAL20	8.500	Maturity	12/31/2020	42,000	0	23	23	0
	Receive	EURMARGIN CAL20	8.950	Maturity	12/31/2020	21,600	0	2	2	0
	Receive	EUROBOBCO CAL20	6.700	Maturity	12/31/2020	12,000	0	(4)	0	(4)
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	10,800	0	5	5	0
	Receive	KCBT Wheat September Futures	4.690	Maturity	08/23/2019	150,000	0	(11)	0	(11)
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	7,200	0	2	2	0
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	17,000	0	17	17	0
	Receive	MEHDUB CAL20	0.700	Maturity	12/31/2020	12,000	0	3	3	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	16,080	0	2	2	0
	Receive	EURMARGIN 2H19	6.870	Maturity	12/31/2019	9,600	0	6	6	0
	Receive	EURMARGIN 2H19	6.970	Maturity	12/31/2019	9,600	0	5	5	0
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	9,600	0	3	3	0
	Receive	EURMARGIN 2Q4Q19	6.580	Maturity	12/31/2019	2,400	0	2	2	0
	Receive	EURMARGIN 3Q19	7.220	Maturity	09/30/2019	19,200	0	26	26	0
	Pay	EURMARGIN 3Q19	8.220	Maturity	09/30/2019	8,550	0	(3)	0	(3)
	Pay	EURMARGIN 3Q19	8.250	Maturity	09/30/2019	8,550	0	(3)	0	(3)
	Pay	EURMARGIN 3Q19	9.590	Maturity	09/30/2019	13,800	0	(7)	0	(7)
	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	10,500	0	4	4	0
	Receive	EURMARGIN 4Q19	6.060	Maturity	12/31/2019	24,300	0	7	7	0
	Receive	EURMARGIN CAL19	8.920	Maturity	12/31/2019	19,200	0	0	0	0
	Receive	EURMARGIN CAL20	8.520	Maturity	12/31/2020	16,800	0	9	9	0
	Receive	EURMARGIN CAL20	8.580	Maturity	12/31/2020	262,800	0	121	121	0
	Receive	EURMARGIN CAL20	8.860	Maturity	12/31/2020	9,600	0	2	2	0
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	9,600	0	(9)	0	(9)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	24,000	0	(44)	0	(44)
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	10,800	0	(1)	0	(1)
	Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	(3)	0	(3)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	7,200	0	(15)	0	(15)
	Receive	MEHCO CAL20	3.000	Maturity	12/31/2020	12,000	0	1	1	0
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	12,000	0	(1)	0	(1)
							$(175)	$(1,813)	$1,409	$(3,397)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$3,400	$29	$(30)	$0	$(1)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	10,700	104	(106)	0	(2)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	22,000	199	(204)	0	(5)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	3,000	25	(26)	0	(1)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	13,600	125	(128)	0	(3)
							$482	$(494)	$0	$(12)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	10,600	$0	$160	$160	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		43,850	0	(9)	0	(9)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,430	0	132	132	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		81,010	1	(17)	0	(16)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		54,680	0	(8)	0	(8)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		33,870	2	(8)	0	(6)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		17,060	(1)	289	288	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		860	0	12	12	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		7,240	0	109	109	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		27,220	0	(5)	0	(5)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		5,820	0	88	88	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		41,810	0	(14)	0	(14)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		8,920	0	152	152	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026		$34,900	0	(538)	0	(538)
	Pay	CPURNSA	1.810	Maturity	07/19/2026		29,700	0	(385)	0	(385)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		24,200	0	(337)	0	(337)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		5,600	0	(70)	0	(70)
								$2	$(449)	$941	$(1,388)

TOTAL RETURN SWAPS ON COMMODITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index	2,132,047	2.205% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	$349,155	$218	$8,109	$8,327	$0
	Receive	BCOMTR1 Index	3,208,790	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	228,776	0	5,454	5,454	0
CBK	Receive	BCOMTR Index	2,212,420	2.205% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	362,317	0	8,640	8,640	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

	Receive	CIXBSTR3 Index	2,617,494	2.235% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	463,215	0	11,010	11,010	0
	Receive	CIXBXMB2 Index	869,429	0.170%	Monthly	02/14/2020	97,613	0	(121)	15	(136)
CIB	Receive	BCOMSK2 Index	202,946	0.200%	Monthly	02/14/2020	26,346	0	2,602	2,602	0
	Receive	PIMCODB Index	721,305	0.000%	Monthly	02/14/2020	68,832	0	3,032	3,032	0
FBF	Receive	BCOMSK3 Index	207,661	0.180%	Monthly	02/14/2020	24,961	0	2,466	2,466	0
	Receive	BCOMTR Index	1,629,363	2.185% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	266,833	0	6,365	6,365	0
GST	Receive	BCOMF1T Index	1,865,957	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	604,024	0	14,532	14,532	0
	Receive	BCOMTR Index	651,620	2.215% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	106,713	0	2,544	2,544	0
	Receive	BCOMTR1 Index	1,241,015	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	217,509	0	5,185	5,185	0
	Receive	BCOMTR2Index	1,376,769	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	226,151	0	5,381	5,381	0
	Receive	CMDSKEWLS Index	328,641	0.250%	Monthly	02/14/2020	57,261	0	7,715	7,715	0
JPM	Pay	BCOMTR Index	1,765,501	2.215% (3-Month U.S. Treasury Bill rate)	Monthly	01/15/2020	289,127	0	(6,893)	0	(6,893)
	Receive	JMABCT3E Index	452,829	0.150%	Monthly	02/14/2020	52,114	0	(18)	0	(18)
	Receive	JMABDEWE Index	106,401	0.300%	Monthly	02/14/2020	112,916	0	5,338	5,338	0
	Receive	JMABFNJ1 Index	40,262	0.350%	Monthly	02/14/2020	3,889	0	70	70	0
	Receive	JMABNIC2 Index	342,066	0.170%	Monthly	02/14/2020	137,532	0	5,386	5,386	0
MAC	Receive	BCOMSK1 Index	197,591	0.170%	Monthly	02/14/2020	25,781	0	2,543	2,543	0
	Receive	BCOMSK4 Index	197,515	0.170%	Monthly	02/14/2020	21,390	0	2,109	2,109	0
	Receive	BCOMTR1 Index	1,172,285	2.215% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	106,871	0	2,548	2,548	0
	Receive	BCOMTR2 Index	2,714,376	2.215% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	234,688	0	5,580	5,580	0
	Receive	MQCP563E Index	66,203	0.950%	Monthly	02/14/2020	8,344	0	3	3	0
	Receive	PIMCODB Index	103,013	0.000%	Monthly	02/14/2020	9,825	0	433	433	0
MEI	Receive	BCOMTR Index	1,255,766	2.205% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	205,651	0	4,904	4,904	0
	Receive	BCOMTR1 Index	412,167	2.205% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	53,320	0	1,271	1,271	0
	Receive	BCOMTR2 Index	2,887,831	2.205% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	351,518	0	8,237	8,237	0
MYC	Receive	BCOMTR Index	605,173	2.195% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	99,106	0	2,364	2,364	0
	Receive	BCOMTR1 Index	1,747,155	2.235% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	316,699	0	7,548	7,548	0
RBC	Receive	RBCAEC0T Index	1,140,832	2.185% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	63,673	0	1,535	1,535	0
	Receive	RBCAECP0 Index	1,125,534	2.185% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	61,178	0	1,474	1,474	0
	Receive	RBCAECR1 Index	303,641	2.195% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	21,350	0	522	522	0
	Receive	RBCAECT0 Index	4,230,828	2.185% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	232,077	0	5,594	5,594	0
SOG	Receive	BCOMTR Index	123,228	2.215% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	20,180	0	481	481	0
	Receive	BCOMTR2 Index	3,306,863	2.225% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	196,770	0	4,678	4,678	0
UAG	Receive	BCOMTR Index	300,310	2.165% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	49,180	0	1,173	1,173	0
								$218	$139,794	$147,059	$(7,047)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	08/07/2019	$16,500	$0	$616	$616	$0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.680%	Maturity	07/12/2019	48,100	0	474	474	0
JPM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.480%	Maturity	08/19/2019	12,900	0	(28)	0	(28)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.650%	Maturity	07/16/2019	50,000	0	174	174	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.620%	Maturity	07/18/2019	390,000	0	461	461	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.250%	Maturity	08/07/2019	50,000	0	209	209	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.610%	Maturity	08/09/2019	75,000	0	660	660	0
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	09/05/2019	58,646	0	68	68	0
								$0	$2,634	$2,662	$(28)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(9)	7.023%	Maturity	07/29/2020	$16,068	$0	$846	$846	$0
JPM	Receive	GOLDLNPM Index(9)	3.861	Maturity	07/29/2020	14,351	0	(366)	0	(366)
	Receive	GOLDLNPM Index(9)	3.976	Maturity	07/29/2020	1,717	0	(46)	0	(46)
MYC	Pay	GOLDLNPM Index(9)	3.294	Maturity	07/17/2019	5,069	0	115	115	0
	Pay	GOLDLNPM Index(9)	3.240	Maturity	07/26/2019	5,079	0	111	111	0
	Pay	GOLDLNPM Index(9)	3.063	Maturity	10/08/2019	4,943	0	88	88	0
	Pay	GOLDLNPM Index(9)	1.960	Maturity	05/12/2020	2,893	0	17	17	0
	Receive	SLVRLND Index(9)	3.706	Maturity	07/09/2019	4,000	0	(74)	0	(74)
	Receive	SLVRLND Index(9)	7.317	Maturity	07/17/2019	3,401	0	(185)	0	(185)
	Receive	SLVRLND Index(9)	7.398	Maturity	07/26/2019	3,361	0	(184)	0	(184)
	Receive	SLVRLND Index(9)	7.023	Maturity	10/08/2019	3,264	0	(155)	0	(155)
	Receive	SLVRLND Index(9)	4.580	Maturity	05/12/2020	1,892	0	(36)	0	(36)
SOG	Pay	GOLDLNPM Index(9)	1.782	Maturity	06/08/2020	2,434	0	10	10	0
	Receive	SLVRLND Index(9)	4.410	Maturity	06/08/2020	1,548	0	(25)	0	(25)
	Receive	SPGCICP Index(9)	4.000	Maturity	07/26/2019	900	0	(8)	0	(8)
							$0	$108	$1,187	$(1,079)
Total Swap Agreements							$527	$139,780	$153,258	$(12,951)

(n)

Securities with an aggregate market value of $5,825 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(9)	Variance Swap

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$297,743	$0	$297,743
Industrials	0	33,982	0	33,982
Specialty Finance	0	13,697	0	13,697
Utilities	0	47,952	0	47,952
U.S. Government Agencies	0	1,056,457	0	1,056,457
U.S. Treasury Obligations	0	4,217,161	0	4,217,161
Non-Agency Mortgage-Backed Securities	0	150,198	1,000	151,198
Asset-Backed Securities	0	274,336	0	274,336
Sovereign Issues	0	642,148	0	642,148
Short-Term Instruments
Commercial Paper	0	75,361	0	75,361
Repurchase Agreements	0	214,875	0	214,875
U.S. Treasury Bills	0	40,466	0	40,466
	$0	$7,064,376	$1,000	$7,065,376
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$171	$0	$0	$171
Total Investments	$171	$7,064,376	$1,000	$7,065,547
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(185,788)	$0	$(185,788)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,291	2,985	0	12,276
Over the counter	0	162,232	0	162,232
Financial Derivative Instruments - Liabilities	$9,291	$165,217	$0	$174,508
Exchange-traded or centrally cleared	(12,392)	(1,209)	0	(13,601)
Over the counter	0	(26,606)	(430)	(27,036)
	$(12,392)	$(27,815)	$(430)	$(40,637)
Total Financial Derivative Instruments	$(3,101)	$137,402	$(430)	$133,871
Totals	$(2,930)	$7,015,990	$570	$7,013,630

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 12.0%
Altice Financing S.A. 5.144% (LIBOR03M + 2.750%) due 01/31/2026 ~		$3,448	$3,293
Altra Industrial Motion Corp. 4.402% (LIBOR03M + 2.000%) due 10/01/2025 ~		190	186
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(h)		1,385	1,402
Brookfield Retail Holdings 4.902% (LIBOR03M + 2.500%) due 08/27/2025 ~		1,787	1,748
Caesars Entertainment Operating Co. 4.402% (LIBOR03M + 2.000%) due 10/06/2024 ~		1,576	1,567
Centurion Pipeline Co. LLC 5.652% (LIBOR03M + 3.250%) due 09/29/2025 ~		1,095	1,097
Chobani LLC 5.902% (LIBOR03M + 3.500%) due 10/10/2023 ~		1,683	1,661
Citadel Securities LP
TBD% due 02/27/2026 «		400	401
5.902% (LIBOR03M + 3.500%) due 02/22/2026 «~		200	201
CityCenter Holdings LLC 4.652% (LIBOR03M + 2.250%) due 04/18/2024 ~		2,786	2,780
CommScope, Inc. 5.652% (LIBOR03M + 3.250%) due 04/06/2026 ~		2,600	2,600
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 ~		1,490	1,467
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~		1,297	1,291
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~		990	938
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,294	1,126
Genworth Holdings, Inc. 6.993% (LIBOR03M + 4.500%) due 03/07/2023 «~		3	3
Intelsat Jackson Holdings S.A. 6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~		5,600	5,546
MGM Resorts International 4.402% (LIBOR03M + 2.000%) due 12/21/2023 «~		800	797
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		6,275	6,119
Numericable Group S.A. 6.082% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,069	2,012
Ortho-Clinical Diagnostics S.A. 5.680% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,255	4,099
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		1,900	1,899
PG&E Corp. 1.125% due 12/31/2020 «µ		633	633
Sprint Communications, Inc. 5.438% (LIBOR03M + 3.000%) due 02/02/2024 ~		1,194	1,185
Starfruit Finco BV
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	200	229
5.669% (LIBOR03M + 3.250%) due 10/01/2025 ~		$300	296
USI, Inc. 5.330% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,587	2,527
VFH Parent LLC 6.044% (LIBOR03M + 3.500%) due 03/01/2026 ~		2,417	2,425
XPO Logistics, Inc.
4.402% (LIBOR03M + 2.000%) due 02/24/2025 ~		700	695
4.883% (LIBOR03M + 2.500%) due 02/24/2025 ~		1,100	1,104
Total Loan Participations and Assignments (Cost $51,494)			51,327
CORPORATE BONDS & NOTES 36.3%
BANKING & FINANCE 14.6%
Ally Financial, Inc. 3.875% due 05/21/2024		1,000	1,026
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(f)(g)		200	202
Bank of America Corp. 5.875% due 03/15/2028 •(f)		1,900	1,985
Barclays Bank PLC 7.625% due 11/21/2022 (g)		2,100	2,294

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Barclay PLC 7.125% DUE 06/15/2025 •(f)(g)	GBP	1,200	1,594
Cantor Fitzgerald LP 6.500% due 06/17/2022		$1,700	1,829
China Evergrande Group 6.250% due 06/28/2021		2,100	2,020
Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020		4,000	4,078
CPI Property Group S.A. 4.750% due 03/08/2023		1,500	1,555
Credit Suisse Group AG 7.500% due 07/17/2023 •(f)(g)		1,400	1,504
Deutsche Bank AG 4.250% due 10/14/2021		300	304
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	194	214
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		$1,000	1,055
Ford Motor Credit Co. LLC
3.219% due 01/09/2022		2,000	2,003
5.584% due 03/18/2024		1,300	1,393
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		300	310
6.750% due 03/15/2022		2,075	2,161
Freedom Mortgage Corp. 8.125% due 11/15/2024		1,095	936
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,695
Jefferies Finance LLC
6.250% due 06/03/2026		$1,900	1,921
7.250% due 08/15/2024		700	691
Navient Corp.
6.625% due 07/26/2021		3,425	3,635
8.000% due 03/25/2020		600	623
Oxford Finance LLC 6.375% due 12/15/2022		875	901
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		3,000	3,098
Quicken Loans, Inc.
5.250% due 01/15/2028		3,650	3,645
5.750% due 05/01/2025		500	517
Royal Bank of Scotland Group PLC 8.000% due 08/10/2025 •(f)(g)		1,000	1,084
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		1,200	1,276
Springleaf Finance Corp. 8.250% due 12/15/2020		1,000	1,076
Stearns Holdings LLC 9.375% due 08/15/2020		4,185	3,997
Sunac China Holdings Ltd. 8.625% due 07/27/2020		2,300	2,372
Vanke Real Estate Hong Kong Co. Ltd. 4.071% (US0003M + 1.550%) due 05/25/2023 ~		1,900	1,902
VICI Properties LLC 8.000% due 10/15/2023		90	100
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		4,650	4,731
Washington Prime Group LP 5.950% due 08/15/2024		2,975	2,830
			62,557
INDUSTRIALS 17.0%
Altice France S.A.
7.375% due 05/01/2026		450	462
8.125% due 02/01/2027		1,200	1,263
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046		900	1,002
Bausch Health Cos., Inc. 7.000% due 01/15/2028		1,200	1,246
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		4,800	4,770
Bombardier, Inc. 7.500% due 12/01/2024		2,800	2,863
Community Health Systems, Inc.
5.125% due 08/01/2021		1,325	1,300
6.250% due 03/31/2023		500	483
8.000% due 03/15/2026		1,200	1,156
8.625% due 01/15/2024		1,100	1,106
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(d)(c)		1,620	778
CSN Resources S.A.
6.500% due 07/21/2020		1,550	1,597
7.625% due 02/13/2023		300	318
Dell International LLC 6.020% due 06/15/2026		2,450	2,704

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Diamond Resorts International, Inc. 7.750% due 09/01/2023		3,475	3,592
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		925	937
Eldorado Intl. Finance GmbH 8.625% due 06/16/2021		1,200	1,262
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)		300	307
Frontera Energy Corp. 9.700% due 06/25/2023		1,900	2,031
Gran Tierra Energy, Inc. 7.750% due 05/23/2027		1,600	1,577
Health and Happiness International Holdings Ltd. 7.250% due 06/21/2021		1,786	1,828
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	500	583
IHO Verwaltungs GmbH (3.875% Case or 4.625% PIK) 3.875% due 05/15/2027 (c)		200	231
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$500	504
Kinetic Concepts, Inc. 12.500% due 11/01/2021		2,100	2,318
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		760	756
5.250% due 04/26/2026		3,000	3,005
Metinvest BV 7.750% due 04/23/2023		1,600	1,658
MGM China Holdings Ltd. 5.875% due 05/15/2026		200	206
Micron Technology, Inc. 4.640% due 02/06/2024		100	104
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,200	2,716
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		$1,400	1,452
5.500% due 02/15/2024		225	243
RegionalCare Hospital Partners Holdings, Inc. 8.250% due 05/01/2023		1,025	1,092
Sands China Ltd. 5.125% due 08/08/2025		4,600	4,942
Standard Industries, Inc. 4.750% due 01/15/2028		4,500	4,477
Staples, Inc. 7.500% due 04/15/2026		700	698
Studio City Finance Ltd. 7.250% due 02/11/2024		200	209
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		125	121
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		600	580
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		1,400	1,333
2.800% due 07/21/2023		1,400	1,218
3.250% due 04/15/2022	EUR	600	675
Transocean Guardian Ltd. 5.875% due 01/15/2024		$3,213	3,281
Triumph Group, Inc.
4.875% due 04/01/2021		2,900	2,871
5.250% due 06/01/2022		300	296
Univision Communications, Inc. 5.125% due 02/15/2025		3,325	3,180
Wynn Macau Ltd. 5.500% due 10/01/2027		1,680	1,638
			72,969
UTILITIES 4.7%
Blue Racer Midstream LLC 6.625% due 07/15/2026		3,250	3,291
Gazprom OAO Via Gaz Capital S.A. 5.150% due 02/11/2026		2,000	2,135
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		2,800	2,874
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		3,946	3,807
Oi S.A. (10.000% Cash) 10.000% due 07/27/2025 (c)(h)		2,100	2,189
Rio Oil Finance Trust
8.200% due 04/06/2028		800	900
9.250% due 07/06/2024		1,139	1,273

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Sprint Corp. 7.250% due 09/15/2021	3,272	3,485
		19,954
Total Corporate Bonds & Notes (Cost $152,033)		155,480
MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028	195	195
Total Municipal Bonds & Notes (Cost $182)		195
U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 16.592% due 11/25/2055 «~	384	230
Total U.S. Government Agencies (Cost $244)		230
U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bonds
3.000% due 02/15/2049	889	975
U.S. Treasury Notes
2.875% due 05/15/2049	2,100	2,250
1.750% due 06/30/2022 (k)	7,500	7,508
2.000% due 05/31/2024	18,160	18,366
2.375% due 02/29/2024	9,500	9,764
2.375% due 05/15/2029	15,057	15,553
2.500% due 01/31/2024	7,800	8,053
2.875% due 08/15/2028	774	832
Total U.S. Treasury Obligations (Cost $62,069)		63,301
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust 4.294% due 11/25/2045 ^•	58	43
Banc of America Alternative Loan Trust 11.650% due 09/25/2035 ^•	761	942
Banc of America Funding Trust
4.287% due 09/20/2047 ^~	603	540
7.000% due 10/25/2037 ^	237	195
BCAP LLC Trust
2.624% due 05/25/2047 ^•	270	256
2.930% due 05/26/2035 •	17	17
Bear Stearns ALT-A Trust 3.738% due 04/25/2037 ~	508	445
Chase Mortgage Finance Trust 4.355% due 09/25/2036 ^~	134	128
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	69	73
Countrywide Alternative Loan Trust
2.573% due 09/20/2046 •	305	264
2.594% due 07/25/2046 ^•	206	192
2.594% due 09/25/2046 ^•	598	551
2.704% due 06/25/2035 ^•	542	427
2.714% due 11/25/2035 •	182	181
2.804% due 04/25/2035 ^•	471	403
3.704% due 10/25/2035 ^•	276	239
5.750% due 07/25/2035 ^	157	140
6.000% due 08/25/2036 ^•	358	319
6.000% due 05/25/2037 ^	875	653
Countrywide Home Loan Mortgage Pass-Through Trust
4.006% due 09/25/2037 ^~	697	671
5.750% due 07/25/2037 ^	175	149
6.000% due 10/25/2034	11	12
Credit Suisse Mortgage Capital Certificates 3.824% due 12/29/2037 ~	6,824	5,726
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	836	691
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.504% due 08/25/2037 ^•	866	724
2.554% due 02/25/2047 •	2,832	2,175
First Horizon Alternative Mortgage Securities Trust
3.929% due 08/25/2035 ^~	177	161
6.000% due 05/25/2036 ^	11	8
Impac Secured Assets Trust 2.554% due 11/25/2036 •	958	905
IndyMac Mortgage Loan Trust
2.654% due 02/25/2037 •	410	321
3.910% due 11/25/2035 ^~	440	416
4.024% due 05/25/2037 ^~	198	176
6.250% due 11/25/2037 ^	343	254

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

JPMorgan Alternative Loan Trust 3.904% due 11/25/2036 ^~		216	216
MASTR Adjustable Rate Mortgages Trust 5.112% due 11/25/2034 ~		319	326
Merrill Lynch Alternative Note Asset Trust 2.514% due 03/25/2037 •		2,293	959
Morgan Stanley Mortgage Loan Trust 3.703% due 11/25/2037 ~		455	390
Residential Accredit Loans, Inc. Trust
2.754% due 08/25/2035 ^•		856	730
4.609% due 07/25/2035 ~		47	45
5.165% due 09/25/2035 ^~		27	24
5.295% due 12/26/2034 ^~		398	286
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^		30	29
Structured Asset Securities Corp. Trust 2.754% due 02/25/2035 •		124	121
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 07/25/2047 ^•		103	86
3.683% due 12/25/2036 ^~		198	189
Total Non-Agency Mortgage-Backed Securities (Cost $19,120)			21,798

ASSET-BACKED SECURITIES 5.3%
ACE Securities Corp. Home Equity Loan Trust 2.954% due 12/25/2045 ^•		910	662
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.634% due 01/25/2036 •		584	555
Asset-Backed Funding Certificates Trust
3.404% due 06/25/2037 •		440	384
3.454% due 03/25/2034 ^•		937	883
Bear Stearns Asset-Backed Securities Trust
2.744% due 05/25/2036 ^•		659	564
2.754% due 12/25/2035 ^•		425	295
4.204% due 07/25/2034 •		565	564
Citigroup Mortgage Loan Trust 2.564% due 12/25/2036 •		1,363	927
Countrywide Asset-Backed Certificates, Inc. 4.804% due 01/25/2034 ^•		427	358
Credit-Based Asset Servicing & Securitization LLC 3.544% due 07/25/2036 •		319	320
GSAMP Trust
2.524% due 12/25/2036 •		545	323
2.634% due 12/25/2046 •		488	312
HSI Asset Securitization Corp. Trust 2.794% due 11/25/2035 •		1,589	1,569
Long Beach Mortgage Loan Trust 5.179% due 07/25/2033 •		306	310
MASTR Asset-Backed Securities Trust
2.514% due 08/25/2036 •		633	331
2.554% due 08/25/2036 •		1,432	756
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 01/25/2037 •		4,250	2,168
2.554% due 06/25/2036 •		240	198
2.554% due 10/25/2036 •		2,197	1,388
2.554% due 12/25/2036 •		126	78
2.634% due 09/25/2036 •		902	515
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		1,353	772
New Century Home Equity Loan Trust 5.404% due 01/25/2033 ^•		115	106
People’s Financial Realty Mortgage Securities Trust 2.544% due 09/25/2036 •		4,062	1,578
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	940
Residential Asset Mortgage Products Trust 2.864% due 12/25/2035 •		1,483	1,273
Residential Asset Securities Corp. Trust 3.284% due 08/25/2034 •		353	329
Securitized Asset-Backed Receivables LLC Trust
2.654% due 03/25/2036 •		1,571	1,138
2.654% due 05/25/2036 •		1,022	669
SG Mortgage Securities Trust 2.584% due 02/25/2036 •		1,300	851
Structured Asset Investment Loan Trust
3.529% due 01/25/2035 •		1,024	888
3.784% due 04/25/2033 •		35	36
3.979% due 01/25/2035 •		1,102	585
4.129% due 01/25/2035 ^•		807	82
Total Asset-Backed Securities (Cost $20,644)			22,707

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
3.750% due 12/31/2038 þ		1,800	1,057
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	180	4

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

63.705% (ARLLMONP) due 06/21/2020 ~(a)	21,970	505
Total Sovereign Issues (Cost $1,548)		1,566
	SHARES
WARRANTS 0.0%
UTILITIES 0.0%

Vistra Energy Corp. - Exp. 02/02/2024	34,977	67
Total Warrants (Cost $92)		67
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (i) 0.8%		3,407
Total Short-Term Instruments (Cost $3,407)		3,407
Total Investments in Securities (Cost $310,833)		320,078

INVESTMENTS IN AFFILIATES 23.2%
SHORT-TERM INSTRUMENTS 23.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.2%
PIMCO Short-Term Floating NAV Portfolio III	10,035,437	99,271
Total Short-Term Instruments (Cost $99,220)		99,271
Total Investments in Affiliates (Cost $99,220)		99,271
Total Investments 98.0% (Cost $410,053)		$419,349
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $1,062)		608
Other Assets and Liabilities, net 1.9%		7,933
Net Assets 100.0%		$427,890

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,385	$1,402	0.33%
Oi S.A. (10.000% Cash)	10.000	07/27/2025	04/01/2019	2,212	2,189	0.51
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,098	0.72
				$6,597	$6,689	1.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.000%	06/28/2019	07/01/2019	$1,150	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,175)	$1,150	$1,150
SAL	2.100	06/19/2019	07/03/2019	2,257	Target Corp. 3.900% due 11/15/2047	(1,188)	2,257	2,259
					Walmart, Inc. 4.050% due 06/29/2048	(1,147)

Total Repurchase Agreements						$(3,510)	$3,407	$3,409

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Corporate Bonds & Notes (0.9)%
Industrials (0.9)%
Deere & Co.	3.900%	06/09/2042	$700	$(1,433)	$(1,435)
Target Corp.	3.900	11/15/2047	1,100	(974)	(1,188)
Walmart, Inc.	4.050	06/29/2048	1,000	(952)	(1,147)
Total Corporate Bonds & Notes				(3,359)	(3,770)
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	1,200	(1,208)	(1,209)

Total Short Sales (1.2)%				$(4,567)	$(4,979)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $8 of accrued interest.
The average amount of borrowings outstanding during the period ended June 30, 2019 was $(4,573) at a weighted average interest rate of 0.109%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	368	$43,482	$632	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2019	479	61,297	1,321	15	0
				$1,953	$15	$0

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2019	24	$(2,420)	$(29)	$14	$(5)
E-mini S&P 500 Index September Futures	09/2019	15	(2,208)	(30)	0	(10)
Euro STOXX 50 September Futures	09/2019	65	(2,562)	(49)	0	(26)
Euro-Bund 10-Year Bond September Futures	09/2019	18	(3,536)	(36)	0	(5)
U.S. Treasury 2-Year Note September Futures	09/2019	389	(83,705)	(554)	15	0
				$(698)	$29	$(46)
Total Futures Contracts				$1,255	$44	$(46)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
				Implied			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at		Notional	Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	June 30, 2019(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Anheuser-
Busch InBev	(1.000)%	Quarterly	12/20/2023	0.520%	EUR	3,300	$(69)	$(13)	$(82)	$0	$(4)
Arrow
Electronics,
Inc.	(1.000)	Quarterly	06/20/2023	0.585		$3,000	(40)	(9)	(49)	0	(1)
International
Business
Machines
Corp.	(1.000)	Quarterly	12/20/2023	0.435		4,000	(46)	(53)	(99)	0	0
Kohl's Corp.	(1.000)	Quarterly	12/20/2023	1.504		2,000	56	(14)	42	0	(1)
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	2.597		2,100	163	(25)	138	0	(2)
Lowe's Cos.,
Inc.	(1.000)	Quarterly	12/20/2023	0.352		1,900	(46)	(8)	(54)	0	(1)
Macy's Retail
Holdings, Inc.	(1.000)	Quarterly	12/20/2023	1.652		2,100	90	(33)	57	0	(1)
Southwest
Airlines Co.	(1.000)	Quarterly	06/20/2023	0.356		3,000	(65)	(10)	(75)	0	(1)
Target Corp.	(1.000)	Quarterly	06/20/2023	0.231		3,000	(76)	(14)	(90)	0	(1)
							$(33)	$(179)	$(212)	$0	$(12)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Variation Margin
				Implied		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
DISH DBS
Corp.	5.000%	Quarterly	12/20/2022	3.195%	$400	$23	$1	$24	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity		Notional	Paid/	Appreciation/	Market
Index/Tranches	(Pay) Rate	Frequency	Date		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	9,600	$(297)	$23	$(274)	$0	$(10)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
					Premiums	Unrealized
	Fixed	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$3,500	$(138)	$29	$(109)	$1	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	24,600	1,893	(10)	1,883	22	0
					$1,755	$19	$1,774	$23	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/
Receive							Premiums	Unrealized
Floating			Payment	Maturity		Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	(Received)	(Depreciation)	Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019		$29,500	$(136)	$174	$38	$2	$0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/28/2024		1,200	(1)	(28)	(29)	1	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		1,500	(2)	(31)	(33)	1	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		1,400	(2)	(27)	(29)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		1,400	(2)	(29)	(31)	1	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024		1,600	(2)	(33)	(35)	2	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		1,400	(2)	(27)	(29)	1	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		1,400	(2)	(26)	(28)	1	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		1,500	(2)	(35)	(37)	1	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		1,500	(2)	(33)	(35)	1	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	06/10/2024		1,600	(2)	(32)	(34)	2	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		1,500	(2)	(28)	(30)	1	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		1,700	(2)	(29)	(31)	2	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		1,500	(2)	(29)	(31)	1	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		1,500	(2)	(21)	(23)	1	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		1,500	(2)	(18)	(20)	1	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		1,500	(2)	(20)	(22)	2	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		1,500	(2)	(19)	(21)	2	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024		1,400	(2)	(19)	(21)	1	0
Receive	3-Month USD-LIBOR	2.110	Semi-Annual	06/25/2024		1,400	(2)	(21)	(23)	1	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/26/2024		1,400	(2)	(19)	(21)	1	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		1,400	(2)	(12)	(14)	1	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		1,700	(3)	(14)	(17)	2	0
Receive(6)	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		1,400	(2)	(6)	(8)	0	(8)
Receive(6)	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024		1,700	(3)	(12)	(15)	0	(15)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		21,500	(456)	626	170	29	0
	6-Month EUR-
Receive(6)	EURIBOR	0.750	Annual	09/18/2029	EUR	4,200	(37)	(230)	(267)	0	(17)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	8,700	1	185	186	0	(5)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		4,100	66	(420)	(354)	19	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,100	1	0	1	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		500,000	(11)	(123)	(134)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		455,400	5	(128)	(123)	0	(3)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		50,000	(2)	(19)	(21)	0	(1)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(19)	(19)	0	(1)
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	54,200	0	86	86	18	0
Pay	28-Day MXN-TIIE	7.850	Lunar	04/17/2024		75,900	0	91	91	25	0
							$(618)	$(345)	$(963)	$121	$(53)
Total Swap Agreements							$830	$(481)	$349	$144	$(76)

(k)	Securities with an aggregate market value of $3,531 and cash of $715 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	08/2019	MXN	14,105		$731	$1	$0
BPS	07/2019	EUR	198		222	0	(3)
	07/2019	GBP	1,262		1,609	6	0
	07/2019	PEN	7,048		2,138	0	(1)
	07/2019		$2,129	PEN	7,048	9	0
	09/2019		2,132		7,048	2	0
	10/2019	PEN	7,124		$2,116	0	(39)
BSS	08/2019		$2,096	BRL	8,082	3	0
CBK	07/2019	GBP	164		$208	0	(1)
	07/2019	JPY	23,800		218	0	(2)
	07/2019		$425	ARS	20,699	41	0
	07/2019		8,941	EUR	7,867	5	0
	08/2019	EUR	7,867		$8,964	0	(5)
	08/2019		$4,324	JPY	464,700	0	(3)
	09/2019		874	COP	2,950,726	39	0
GLM	07/2019	EUR	7,496		$8,365	0	(158)
	07/2019		$183	HUF	51,830	0	0
	07/2019		483	ZAR	6,854	3	0
	08/2019		1,909	RUB	125,692	63	0
	09/2019		1,290	IDR	18,928,800	37	0
	10/2019	MXN	141		$7	0	0
	10/2019		$7	MXN	141	0	0
HUS	07/2019	ARS	36,547		$736	0	(86)
	08/2019		$563	MXN	11,096	11	0
	09/2019		178	HKD	1,394	0	0
	10/2019	MXN	141		$7	0	0
	10/2019		$7	MXN	141	0	0
JPM	07/2019	EUR	173		$196	0	(1)
	07/2019	HUF	60,618		220	7	0
	07/2019		$1,049	PLN	3,924	3	0
	07/2019		557	ZAR	8,117	19	0
SSB	07/2019	AUD	40		$28	0	0
TOR	08/2019		$424	MXN	8,242	3	0
UAG	07/2019		221	JPY	23,800	0	(1)
	08/2019	JPY	23,800		$222	0	0
Total Forward Foreign Currency Contracts						$252	$(300)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107%	09/12/2019	18,700	$88	$508
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	9,450	69	241
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	1,200	58	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	600	29	1
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/10/2019	18,700	86	486
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	09/13/2019	18,700	86	513
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	1,800	83	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	600	29	1
Total Purchased Options							$528	$1,755

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	1,100	$(1)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	900	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,300	(1)	0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	1,500	(1)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	1,100	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	2,800	(4)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	1,200	(1)	0
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,100	(1)	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	1,800	(4)	(1)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	3,000	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	1,000	(1)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,000	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,100	(2)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,000	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	400	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	900	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800	07/17/2019	1,500	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,800	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,200	(1)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	1,900	(2)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	800	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	2,000	(2)	(1)
JLN	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	600	(1)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	900	(1)	0
						$(37)	$(7)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	(Received)	Value
	Put - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	5,300	$(58)	$(1)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	2,600	(28)	0
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019	4,100	(88)	(422)
	Call - OTC 30-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	900	(69)	(171)
	Call - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	1.790	07/11/2019	1,500	(2)	(5)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.070	07/11/2019	1,500	(2)	0
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	7,900	(83)	(1)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,600	(28)	0
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	1.990	07/12/2019	800	(2)	(4)
	Put - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.230	07/12/2019	800	(2)	0
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.055	09/10/2019	4,100	(86)	(405)
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.100	09/13/2019	4,100	(86)	(422)
	Call - OTC 5-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Receive	1.880	07/01/2019	1,700	(3)	(9)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.160	07/01/2019	1,700	(3)	0
							$(540)	$(1,440)
Total Written Options							$(577)	$(1,447)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$5,700	$64	$(65)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$11	$5	$16	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	10	31	0
GST	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	1	15	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	16	63	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	30	142	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	4	16	0
						$217	$66	$283	$0
Total Swap Agreements						$281	$1	$283	$(1)

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$45,991	$5,336	$51,327
Corporate Bonds & Notes
Banking & Finance	0	59,459	3,098	62,557
Industrials	0	72,969	0	72,969
Utilities	0	19,954	0	19,954
Municipal Bonds & Notes
New York	0	195	0	195
U.S. Government Agencies	0	0	230	230
U.S. Treasury Obligations	0	63,301	0	63,301
Non-Agency Mortgage-Backed Securities	0	21,798	0	21,798
Asset-Backed Securities	0	22,707	0	22,707
Sovereign Issues	0	1,566	0	1,566
Warrants
Utilities	67	0	0	67
Short-Term Instruments
Repurchase Agreements	0	3,407	0	3,407

	$67	$311,347	$8,664	$320,078
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,271	$0	$0	$99,271

Total Investments	$99,338	$311,347	$8,664	$419,349

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(3,770)	0	(3,770)
U.S. Government Agencies	0	(1,209)	0	(1,209)

	$0	$(4,979)	$0	$(4,979)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	144	0	188
Over the counter	0	2,290	0	2,290

	$44	$2,434	$0	$2,478
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(76)	0	(122)
Over the counter	0	(1,748)	0	(1,748)

	$(46)	$(1,824)	$0	$(1,870)

Total Financial Derivative Instruments	$(2)	$610	$0	$608

Totals	$99,336	$306,978	$8,664	$414,978

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Loan Participations and Assignments	$11,084	$2,261	$(2,900)	$9	$4	$74	$3,329	$(8,525)	$5,336	$2
Corporate Bonds & Notes
Banking & Finance	2,935	0	0	0	0	163	0	0	3,098	163
U.S. Government Agencies	233	0	(2)	1	1	(3)	0	0	230	(3)
Totals	$14,252	$2,261	$(2,902)	$10	$5	$234	$3,329	$(8,525)	$8,664	$162

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,405	Proxy Pricing	Base Price	101.000
	3,931	Third Party Vendor	Broker Quote	99.625 - 101.125
Corporate Bonds & Notes
Banking & Finance	3,098	Reference Instrument	Option Adjusted Spread	617.637 bps
U.S. Government Agencies	230	Proxy Pricing	Base Price	59.945
Total	$8,664

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%

Aleris International, Inc. 7.152% (LIBOR03M + 4.750%) due 02/27/2023 ~		$2,426	$2,431
Altice France S.A. 6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,418	1,391
Altra Industrial Motion Corp. 4.402% (LIBOR03M + 2.000%) due 10/01/2025 ~		256	252
Altran Technologies S.A. 3.000% (EUR003M + 3.000%) due 03/20/2025 ~	EUR	734	838
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$2,100	2,097
Asurion LLC
5.402% (LIBOR03M + 3.000%) due 11/03/2024 ~		228	227
8.902% (LIBOR03M + 6.500%) due 08/04/2025 ~		80	81
Avaya, Inc. 6.651% (LIBOR03M + 4.250%) due 12/15/2024 ~		394	378
Avolon TLB Borrower (U.S.) LLC 4.133% (LIBOR03M + 1.750%) due 01/15/2025 ~		127	127
B.C. Unlimited Liability Co. 4.652% (LIBOR03M + 2.250%) due 02/16/2024 ~		98	97
Bausch Health Cos., Inc. 5.162% (LIBOR03M + 2.750%) due 11/27/2025 ~		28	28
Beacon Roofing Supply, Inc. 4.663% (LIBOR03M + 2.250%) due 01/02/2025 ~		99	98
Blackstone CQP Holdco LP TBD% due 09/30/2024		3,250	3,259
Caesars Entertainment Operating Co. 4.402% (LIBOR03M + 2.000%) due 10/06/2024 ~		394	392
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,084	1,065
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~		2,955	2,889
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		5,820	5,819
CityCenter Holdings LLC 4.652% (LIBOR03M + 2.250%) due 04/18/2024 ~		392	391
CommScope, Inc. 5.652% (LIBOR03M + 3.250%) due 04/06/2026 ~		480	480
Core & Main LP 5.520% (LIBOR03M + 3.000%) due 08/01/2024 ~		193	193
Crown Americas LLC 4.401% (LIBOR03M + 2.000%) due 04/03/2025 ~		54	54
CSC Holdings LLC 4.894% (LIBOR03M + 2.500%) due 01/25/2026 ~		198	196
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~		99	99
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~		167	167
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,459	1,383
Energizer Holdings, Inc. 4.750% (LIBOR03M + 2.250%) due 01/02/2026 ~		200	199
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,294	1,126
Financial & Risk U.S. Holdings, Inc. 6.152% (LIBOR03M + 3.750%) due 10/01/2025 ~		5,721	5,558
Flying Fortress, Inc. 4.080% (LIBOR03M + 1.750%) due 10/30/2022 ~		100	100
Forest City Enterprises, L.P. 6.402% (LIBOR03M + 4.000%) due 12/07/2025 «~		328	330
FrontDoor, Inc. 4.938% (LIBOR03M + 2.500%) due 08/14/2025 «~		159	159
Gardner Denver, Inc. 5.152% (LIBOR03M + 2.750%) due 07/30/2024 ~		3,621	3,630
Gates Global LLC 5.152% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,915	1,908
Global Medical Response, Inc. 6.652% (LIBOR03M + 4.250%) due 03/14/2025 ~		296	278
Golden Entertainment, Inc. 5.410% (LIBOR03M + 3.000%) due 10/21/2024 «~		386	385
Hilton Worldwide Finance LLC 4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~		2,639	2,645
iHeartCommunications, Inc. 6.579% (LIBOR03M + 4.000%) due 05/01/2026 ~		2,316	2,321

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Ineos Finance LLC 2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	4,937	5,597
Intelsat Jackson Holdings S.A. 6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~		$3,771	3,735
Kinetic Concepts, Inc. 5.580% (LIBOR03M + 3.250%) due 02/02/2024 ~		295	295
Klockner-Pentaplast of America, Inc. 4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	350	358
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~		$3,150	3,132
MA FinanceCo. LLC 4.902% (LIBOR03M + 2.500%) due 06/21/2024 ~		107	105
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~		154	154
McAfee LLC 6.152% (LIBOR03M + 3.750%) due 09/30/2024 ~		291	291
MH Sub LLC 6.152% (LIBOR03M + 3.750%) due 09/13/2024 ~		3,959	3,899
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		750	755
Multi Color Corp. 6.750% (PRIME + 1.250%) due 10/31/2024 ~		99	99
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		437	426
Nexstar Media Group, Inc.
TBD% due 11/30/2019 µ		900	892
TBD% due 06/19/2026		350	349
Nielsen Finance LLC 4.412% (LIBOR03M + 2.000%) due 10/04/2023 ~		558	553
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		2,813	2,811
Parexel International Corp. 5.152% (LIBOR03M + 2.750%) due 09/27/2024 ~		336	323
PG&E Corp. 1.125% due 12/31/2020 «µ		938	937
Post Holdings, Inc. 4.404% (LIBOR03M + 2.000%) due 05/24/2024 ~		202	202
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		7,500	7,489
RPI Finance Trust 4.402% (LIBOR03M + 2.000%) due 03/27/2023 ~		508	509
Seattle Spinco, Inc. 4.902% (LIBOR03M + 2.500%) due 06/21/2024 ~		744	731
Sprint Communications, Inc. 4.938% (LIBOR03M + 2.500%) due 02/02/2024 ~		14,272	14,081
Staples, Inc. 7.601% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,576	2,479
Starfruit Finco BV
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	800	914
5.669% (LIBOR03M + 3.250%) due 10/01/2025 ~		$1,160	1,144
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		18,500	18,454
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,602
TerraForm Power Operating LLC 4.402% (LIBOR03M + 2.000%) due 11/08/2022 «~		99	98
TEX Operations Co. LLC 4.402% (LIBOR03M + 2.000%) due 08/04/2023 ~		3,929	3,922
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		2,300	2,298
Tronox Finance LLC 5.402% (LIBOR03M + 3.000%) due 09/23/2024 ~		89	89
Unitymedia Finance LLC
4.644% (LIBOR03M + 2.250%) due 09/30/2025 ~		7,100	7,087
4.644% (LIBOR03M + 2.250%) due 01/15/2026 ~		200	200
UPC Financing Partnership 4.894% (LIBOR03M + 2.500%) due 01/15/2026 ~		806	806
Valeant Pharmaceuticals International, Inc. 5.412% (LIBOR03M + 3.000%) due 06/02/2025 ~		2,156	2,157
Verifone Systems, Inc. 6.520% (LIBOR03M + 4.000%) due 08/20/2025 ~		498	484
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		555	559
Total Loan Participations and Assignments (Cost $133,871)			133,087

CORPORATE BONDS & NOTES 36.0%

BANKING & FINANCE 15.5%

ABN AMRO Bank NV 2.450% due 06/04/2020		200	200
AerCap Ireland Capital DAC
3.650% due 07/21/2027		12,980	12,918
4.450% due 04/03/2026		550	581
4.625% due 10/30/2020		3,955	4,056

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.875% due 01/16/2024		300	323
5.000% due 10/01/2021		1,300	1,364
AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~		900	540
Air Lease Corp. 2.500% due 03/01/2021		30	30
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	123	146
Ally Financial, Inc.
3.750% due 11/18/2019		$1,070	1,073
3.875% due 05/21/2024		1,220	1,252
4.125% due 03/30/2020		5,930	6,002
4.250% due 04/15/2021		830	851
8.000% due 03/15/2020		290	301
8.000% due 11/01/2031		6,094	8,084
Ambac LSNI LLC 7.319% due 02/12/2023 •		3,798	3,869
American Homes 4 Rent LP
4.250% due 02/15/2028		890	923
4.900% due 02/15/2029		1,720	1,873
American International Group, Inc.
5.750% due 04/01/2048 •		700	721
6.250% due 05/01/2036		5,600	7,000
American Tower Corp.
2.950% due 01/15/2025		1,195	1,205
3.300% due 02/15/2021		100	101
3.375% due 10/15/2026		250	254
3.800% due 08/15/2029		1,895	1,957
Athene Holding Ltd. 4.125% due 01/12/2028		400	403
Axis Bank Ltd. 3.250% due 05/21/2020		300	301
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	400	468
8.875% due 04/14/2021 •(h)(i)		200	254
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$4,500	4,527
5.500% due 01/31/2023		500	521
Banco do Brasil S.A. 4.875% due 04/19/2023		5,500	5,794
Bank of America Corp.
3.269% (US0003M + 0.790%) due 03/05/2024 ~		140	140
3.705% due 04/24/2028 •		8,900	9,355
Bank of Ireland 7.375% due 06/18/2020 •(h)(i)	EUR	4,000	4,810
Banque PSA Finance S.A. 5.750% due 04/04/2021		$1,447	1,516
Barclays Bank PLC 7.625% due 11/21/2022 (i)		19,267	21,051
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	127
3.250% due 02/12/2027		300	389
3.250% due 01/17/2033		900	1,116
6.500% due 09/15/2019 •(h)(i)	EUR	3,900	4,490
7.000% due 09/15/2019 •(h)(i)	GBP	400	513
7.125% due 06/15/2025 •(h)(i)		1,200	1,594
7.750% due 09/15/2023 •(h)(i)		$3,300	3,385
8.000% due 12/15/2020 •(h)(i)	EUR	1,200	1,479
8.000% due 06/15/2024 •(h)(i)		$3,000	3,148
BNP Paribas S.A.
3.375% due 01/09/2025		1,000	1,018
4.400% due 08/14/2028		1,200	1,301
4.705% due 01/10/2025 •		500	538
7.000% due 08/16/2028 •(h)(i)		400	427
BOC Aviation Ltd.
2.375% due 09/15/2021		200	198
2.750% due 09/18/2022		1,600	1,598
Brighthouse Financial, Inc.
3.700% due 06/22/2027		500	476
4.700% due 06/22/2047		514	430
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		400	375
Brixmor Operating Partnership LP
3.629% (US0003M + 1.050%) due 02/01/2022 ~		925	925
4.125% due 05/15/2029		190	199
Brookfield Finance, Inc.
3.900% due 01/25/2028		400	408
4.700% due 09/20/2047		600	627
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,510	1,561
Cantor Fitzgerald LP 7.875% due 10/15/2019		12,100	12,257
Charles Schwab Corp. 5.000% due 12/01/2027 •(h)		4,000	3,986
CIT Group, Inc.
4.125% due 03/09/2021		240	245

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 08/15/2022		9,612	10,189
5.000% due 08/01/2023		8,895	9,529
Citibank N.A. 3.650% due 01/23/2024		1,500	1,577
Citigroup, Inc.
3.142% due 01/24/2023 •		300	305
3.540% (US0003M + 0.960%) due 04/25/2022 ~		400	404
3.950% (US0003M + 1.430%) due 09/01/2023 ~		600	611
CNO Financial Group, Inc.
5.250% due 05/30/2025		687	742
5.250% due 05/30/2029		2,780	3,016
Cooperatieve Rabobank UA 5.500% due 06/29/2020 •(h)(i)	EUR	300	356
Credit Agricole S.A.
3.750% due 04/24/2023		$250	260
7.500% due 06/23/2026 •(h)(i)	GBP	200	289
8.375% due 10/13/2019 •(h)		$6,430	6,481
Credit Suisse AG 6.500% due 08/08/2023 (i)		11,600	12,796
Credit Suisse Group AG
2.997% due 12/14/2023 •		500	504
3.676% (US0003M + 1.240%) due 06/12/2024 ~		600	602
3.869% due 01/12/2029 •		500	516
4.207% due 06/12/2024 •		1,000	1,051
7.250% due 09/12/2025 •(h)(i)		500	538
7.500% due 07/17/2023 •(h)(i)		690	741
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		250	259
Crown Castle International Corp.
3.200% due 09/01/2024		334	341
3.650% due 09/01/2027		1,464	1,508
4.000% due 03/01/2027		199	209
CyrusOne LP 5.000% due 03/15/2024		60	62
Deutsche Bank AG 4.250% due 10/14/2021		24,800	25,134
Discover Bank
3.350% due 02/06/2023		300	307
4.650% due 09/13/2028		1,100	1,204
Doctors Co. 6.500% due 10/15/2023		10,425	11,248
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		8,670	9,030
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	139
3.800% due 08/24/2027		2,906	2,927
Emerald Bay S.A. 0.000% due 10/08/2020 (f)	EUR	9,032	9,949
Equinix, Inc. 2.875% due 02/01/2026		2,000	2,387
ERP Operating LP
3.250% due 08/01/2027		$138	143
4.000% due 08/01/2047		78	83
Erste Group Bank AG 8.875% due 10/15/2021 •(h)	EUR	1,400	1,831
Fastighets AB Balder 1.125% due 03/14/2022		200	232
Ford Motor Credit Co. LLC
3.408% (US0003M + 0.810%) due 04/05/2021 ~		$900	889
3.600% (US0003M + 1.270%) due 03/28/2022 ~		200	197
3.656% (US0003M + 1.080%) due 08/03/2022 ~		200	196
5.139% (US0003M + 2.550%) due 01/07/2021 ~		200	204
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		3,394	3,504
6.750% due 03/15/2022		6,790	7,070
Freedom Mortgage Corp. 10.750% due 04/01/2024		690	645
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		1,000	988
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	100	127
5.875% due 11/04/2020		10	13
General Motors Financial Co., Inc.
3.442% (US0003M + 0.850%) due 04/09/2021 ~		$75	75
3.640% (US0003M + 1.310%) due 06/30/2022 ~		100	100
GLP Capital LP
5.250% due 06/01/2025		1,002	1,076
5.750% due 06/01/2028		730	807
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		5,000	5,041
3.581% (US0003M + 1.000%) due 07/24/2023 ~		100	100
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,100	1,113
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		370	378

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	845
HCP, Inc. 3.250% due 07/15/2026 (b)		160	161
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	576
Howard Hughes Corp. 5.375% due 03/15/2025		965	1,002
HSBC Holdings PLC
3.086% (US0003M + 0.650%) due 09/11/2021 ~		3,400	3,404
3.262% due 03/13/2023 •		1,130	1,150
3.816% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,702
3.973% due 05/22/2030 •		1,140	1,190
4.041% due 03/13/2028 •		1,020	1,072
4.292% due 09/12/2026 •		1,000	1,064
4.583% due 06/19/2029 •		200	219
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	3,341
6.000% due 09/29/2023 •(h)(i)	EUR	2,600	3,419
6.250% due 03/23/2023 •(h)(i)		$200	206
6.500% due 03/23/2028 •(h)(i)		2,400	2,518
Hudson Pacific Properties LP 3.950% due 11/01/2027		323	329
Icahn Enterprises LP 6.250% due 05/15/2026		2,360	2,392
Industrial & Commercial Bank of China Ltd.
3.310% (US0003M + 0.750%) due 11/08/2020 ~		1,000	1,002
3.538% due 11/08/2027		400	410
International Lease Finance Corp.
4.625% due 04/15/2021		150	155
8.250% due 12/15/2020		980	1,057
8.625% due 01/15/2022		500	571
Intesa Sanpaolo SpA 6.500% due 02/24/2021		12,725	13,394
Jefferies Finance LLC
6.250% due 06/03/2026		3,320	3,357
7.250% due 08/15/2024		5,500	5,429
JPMorgan Chase & Co.
3.482% (US0003M + 0.890%) due 07/23/2024 ~		722	725
3.509% due 01/23/2029 •		10,000	10,418
3.797% due 07/23/2024 •		1,990	2,088
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 •		800	804
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	2,114
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	200	260
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$861	883
KSA Sukuk Ltd. 2.894% due 04/20/2022		4,600	4,657
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024	EUR	260	311
Life Storage LP
3.875% due 12/15/2027		$100	102
4.000% due 06/15/2029		130	134
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		200	213
Lloyds Bank PLC
2.400% due 03/17/2020		200	200
7.500% due 04/02/2032 þ		3,200	2,555
12.000% due 12/16/2024 •(h)		160	195
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	100	128
3.186% (US0003M + 0.800%) due 06/21/2021 ~		$1,410	1,411
4.050% due 08/16/2023		1,700	1,775
4.375% due 03/22/2028		200	213
4.450% due 05/08/2025		300	320
4.550% due 08/16/2028		1,000	1,079
6.375% due 06/27/2020 •(h)(i)	EUR	1,100	1,299
7.500% due 09/27/2025 •(h)(i)		$2,400	2,525
7.625% due 06/27/2023 •(h)(i)	GBP	1,200	1,663
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$854	850
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		770	831
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		1,646	1,693
Mitsubishi UFJ Trust & Banking Corp. 2.450% due 10/16/2019		200	200
Mizuho Bank Ltd. 2.400% due 03/26/2020		200	200
Morgan Stanley 3.095% (US0003M + 0.550%) due 02/10/2021 ~		3,300	3,304
MUFG Bank Ltd. 2.350% due 09/08/2019		200	200

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Nationstar Mortgage LLC 6.500% due 07/01/2021		400	402
Nationwide Building Society
2.350% due 01/21/2020		200	200
3.766% due 03/08/2024 •		800	817
4.363% due 08/01/2024 •		1,700	1,775
Navient Corp.
5.000% due 10/26/2020		100	102
5.625% due 01/25/2025		100	89
5.875% due 03/25/2021		4,975	5,177
6.150% due 03/10/2021		400	391
6.625% due 07/26/2021		1,340	1,422
8.000% due 03/25/2020		18,645	19,344
Newmark Group, Inc. 6.125% due 11/15/2023		1,330	1,408
Nordea Bank Abp 4.875% due 01/27/2020		100	101
Oman Sovereign Sukuk SAOC 5.932% due 10/31/2025		1,200	1,216
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	731
4.950% due 04/01/2024		1,900	2,012
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		440	453
Physicians Realty LP 4.300% due 03/15/2027		3,000	3,099
Prologis LP 2.250% due 06/30/2029	GBP	300	386
Quicken Loans, Inc. 5.250% due 01/15/2028		$6,915	6,906
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	8,460
3.498% due 05/15/2023 •		$1,858	1,879
3.988% (US0003M + 1.470%) due 05/15/2023 ~		2,578	2,572
7.648% due 09/30/2031 •(h)		1,750	2,288
8.625% due 08/15/2021 •(h)(i)		21,400	23,117
Santander Holdings USA, Inc.
3.400% due 01/18/2023		300	305
3.700% due 03/28/2022		5,000	5,122
Santander UK Group Holdings PLC
0.505% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	559
3.373% due 01/05/2024 •		$200	202
3.823% due 11/03/2028 •		200	202
6.750% due 06/24/2024 •(h)(i)	GBP	600	797
7.375% due 06/24/2022 •(h)(i)		4,050	5,475
Santander UK PLC
2.875% due 06/18/2024		$2,000	2,011
3.140% (US0003M + 0.620%) due 06/01/2021 ~		500	501
3.400% due 06/01/2021		1,500	1,525
Sberbank of Russia Via SB Capital S.A. 5.717% due 06/16/2021		14,050	14,645
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,813
SLM Corp. 5.125% due 04/05/2022		620	617
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	309
4.125% due 07/15/2023		200	209
Societe Generale S.A. 6.750% due 04/06/2028 •(h)(i)		3,100	3,074
Springleaf Finance Corp.
5.625% due 03/15/2023		4,000	4,260
6.125% due 05/15/2022		2,141	2,307
6.125% due 03/15/2024		4,890	5,269
6.625% due 01/15/2028		960	1,010
6.875% due 03/15/2025		420	461
7.125% due 03/15/2026		1,520	1,664
7.750% due 10/01/2021		4,565	5,010
8.250% due 12/15/2020		1,365	1,469
Starwood Property Trust, Inc. 5.000% due 12/15/2021		92	95
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	3,047	4,250
Synchrony Financial 3.700% due 08/04/2026		$110	109
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	96	156
5.801% due 10/13/2040		205	344
6.052% due 10/13/2039		7,706	12,902
Trust F
4.869% due 01/15/2030		$1,060	1,069
6.390% due 01/15/2050		2,500	2,569
UBS AG
5.125% due 05/15/2024 (i)		200	213
7.625% due 08/17/2022 (i)		19,500	21,878

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

UniCredit SpA
6.497% (US0003M + 3.900%) due 01/14/2022 ~		2,250	2,341
6.572% due 01/14/2022		1,700	1,807
7.830% due 12/04/2023		550	629
VEREIT Operating Partnership LP 3.950% due 08/15/2027		238	245
Washington Prime Group LP 5.950% due 08/15/2024		2,600	2,473
Wells Fargo & Co.
3.000% due 04/22/2026		60	61
3.550% due 09/29/2025		400	418
Wells Fargo Bank N.A. 3.550% due 08/14/2023		1,500	1,566
Welltower, Inc.
3.950% due 09/01/2023		245	258
4.250% due 04/15/2028		325	348
Weyerhaeuser Co. 6.950% due 10/01/2027		433	543
			587,349
INDUSTRIALS 15.5%

Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		1,000	1,182
Air Canada Pass-Through Trust 3.600% due 09/15/2028		630	650
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	512
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	506
3.550% due 10/01/2027		600	592
Allergan Sales LLC 5.000% due 12/15/2021		50	52
Alliance Data Systems Corp. 4.500% due 03/15/2022	EUR	3,250	3,789
Allied Universal Holdco LLC 6.625% due 07/15/2026 (b)		$668	681
ALROSA Finance S.A.
4.650% due 04/09/2024		2,200	2,283
7.750% due 11/03/2020		4,179	4,439
Altice Financing S.A. 7.500% due 05/15/2026		9,000	9,068
Altice France S.A.
5.625% due 05/15/2024	EUR	240	284
6.250% due 05/15/2024		$4,787	4,949
7.375% due 05/01/2026		11,410	11,724
8.125% due 02/01/2027		700	737
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,499	4,088
7.750% due 05/15/2022		$389	396
8.000% due 05/15/2027	EUR	600	696
10.500% due 05/15/2027		$750	773
Amazon.com, Inc.
2.800% due 08/22/2024		260	268
3.150% due 08/22/2027		740	778
3.875% due 08/22/2037		780	861
4.050% due 08/22/2047		1,710	1,935
4.250% due 08/22/2057		880	1,015
American Airlines Pass-Through Trust
3.350% due 04/15/2031		236	239
3.600% due 04/15/2031		170	171
3.650% due 08/15/2030		270	281
American Builders & Contractors Supply Co., Inc. 5.875% due 05/15/2026		88	92
Andeavor Logistics LP
3.500% due 12/01/2022		200	205
4.250% due 12/01/2027		100	106
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	551
4.600% due 04/15/2048		440	473
4.750% due 01/23/2029		1,620	1,837
4.750% due 04/15/2058		720	762
Arrow Electronics, Inc. 3.250% due 09/08/2024		300	297
Ashtead Capital, Inc. 5.250% due 08/01/2026		300	314
AutoNation, Inc.
3.350% due 01/15/2021		130	131
5.500% due 02/01/2020		80	81
Avon International Capital PLC 6.500% due 08/15/2022 (b)		620	626
Avon Products, Inc. 6.600% due 03/15/2020		84	86
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		1,056	1,071

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

BAT Capital Corp.
2.764% due 08/15/2022		330	331
3.118% due 08/14/2020 •		430	431
3.222% due 08/15/2024		1,924	1,941
3.398% (US0003M + 0.880%) due 08/15/2022 ~		330	331
3.557% due 08/15/2027		1,074	1,070
4.390% due 08/15/2037		770	733
4.540% due 08/15/2047		766	711
Bausch Health Americas, Inc. 8.500% due 01/31/2027		270	298
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	2,300	2,655
5.500% due 11/01/2025		$500	523
6.500% due 03/15/2022		450	467
7.000% due 03/15/2024		867	923
7.000% due 01/15/2028		200	208
9.000% due 12/15/2025		400	448
Bayer U.S. Finance LLC
2.979% (US0003M + 0.630%) due 06/25/2021 ~		500	497
3.500% due 06/25/2021		200	203
4.250% due 12/15/2025		700	741
4.375% due 12/15/2028		800	844
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		2,016	2,046
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		74	74
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		1,200	813
Boral Finance Pty. Ltd. 3.750% due 05/01/2028		100	100
Boyd Gaming Corp. 6.000% due 08/15/2026		170	179
Braskem America Finance Co. 7.125% due 07/22/2041		600	710
Braskem Finance Ltd. 5.750% due 04/15/2021		200	209
Braskem Netherlands Finance BV
3.500% due 01/10/2023		1,200	1,208
4.500% due 01/10/2028		5,000	5,076
Bristol-Myers Squibb Co.
2.600% due 05/16/2022		205	208
2.900% due 07/26/2024		860	879
2.905% (US0003M + 0.380%) due 05/16/2022 ~		205	206
3.200% due 06/15/2026		860	893
3.400% due 07/26/2029		860	900
4.125% due 06/15/2039		340	369
Broadcom Corp.
3.000% due 01/15/2022		974	978
3.625% due 01/15/2024		425	430
3.875% due 01/15/2027		329	323
Broadcom, Inc.
3.125% due 04/15/2021		1,660	1,671
4.750% due 04/15/2029		1,660	1,703
Builders FirstSource, Inc. 6.750% due 06/01/2027		200	212
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027		100	102
CDK Global, Inc. 5.250% due 05/15/2029		920	954
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028		200	214
Charter Communications Operating LLC
3.579% due 07/23/2020		288	291
4.229% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,621
4.908% due 07/23/2025		4,200	4,561
5.125% due 07/01/2049 (b)		4,110	4,181
5.375% due 04/01/2038		400	429
5.375% due 05/01/2047		100	105
6.484% due 10/23/2045		1,000	1,179
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,900	4,353
7.000% due 06/30/2024		200	231
Cimarex Energy Co. 3.900% due 05/15/2027		238	245
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		1,510	1,642
CNPC General Capital Ltd. 2.700% due 11/25/2019		200	200
CommScope Technologies LLC 5.000% due 03/15/2027		12	11
CommScope, Inc.
5.500% due 03/01/2024		682	703
6.000% due 03/01/2026		583	600
8.250% due 03/01/2027		955	978
Community Health Systems, Inc.
5.125% due 08/01/2021		550	540

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

6.250% due 03/31/2023		1,747	1,688
8.000% due 03/15/2026		2,490	2,399
Conagra Brands, Inc.
3.342% (US0003M + 0.750%) due 10/22/2020 ~		157	157
3.800% due 10/22/2021		235	242
4.300% due 05/01/2024		628	666
Constellation Brands, Inc. 4.100% due 02/15/2048		880	875
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(c)(d)		1,208	579
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(d)		2,700	0
9.250% due 06/30/2020 ^«(d)		14,300	0
CSC Holdings LLC
5.375% due 02/01/2028		500	521
6.500% due 02/01/2029		1,400	1,530
CSN Resources S.A. 7.625% due 02/13/2023		2,400	2,541
CVS Health Corp.
4.100% due 03/25/2025		1,400	1,477
4.300% due 03/25/2028		1,900	2,004
4.780% due 03/25/2038		430	449
CVS Pass-Through Trust
5.773% due 01/10/2033		302	337
5.926% due 01/10/2034		32	36
6.036% due 12/10/2028		88	99
6.943% due 01/10/2030		8,003	9,417
7.507% due 01/10/2032		5,470	6,608
8.353% due 07/10/2031		1,195	1,502
D.R. Horton, Inc. 4.000% due 02/15/2020		10	10
DAE Funding LLC
4.000% due 08/01/2020		20,195	20,245
5.250% due 11/15/2021		4,603	4,793
5.750% due 11/15/2023		1,796	1,890
Daimler Finance North America LLC 3.400% due 02/22/2022		3,850	3,928
Delhi International Airport Ltd. 6.450% due 06/04/2029		900	950
Dell International LLC
4.900% due 10/01/2026		2,440	2,546
5.300% due 10/01/2029		830	874
6.020% due 06/15/2026		3,000	3,311
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		28	30
7.750% due 06/17/2021		177	181
Diamond Offshore Drilling, Inc. 7.875% due 08/15/2025		2,127	2,031
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,072	3,176
10.750% due 09/01/2024		3,000	2,970
DISH DBS Corp.
5.875% due 07/15/2022		1,300	1,324
7.875% due 09/01/2019		7,650	7,698
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		1,730	1,738
DP World PLC
2.375% due 09/25/2026	EUR	1,100	1,312
4.250% due 09/25/2030	GBP	500	689
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		$2,050	2,077
Dun & Bradstreet Corp. 6.875% due 08/15/2026		1,840	1,950
DXC Technology Co. 4.250% due 04/15/2024		247	259
Eagle Holding Co. LLC (7.750% Cash or 7.750% PIK) 7.750% due 05/15/2022 (c)		560	566
Eagle Intermediate Global Holding BV
5.375% due 05/01/2023	EUR	200	217
7.500% due 05/01/2025		$300	286
Ecopetrol S.A. 7.375% due 09/18/2043		3,030	3,897
Edwards Lifesciences Corp. 4.300% due 06/15/2028		321	347
Elanco Animal Health, Inc. 4.900% due 08/28/2028		540	603
EMC Corp.
2.650% due 06/01/2020		1,715	1,706
3.375% due 06/01/2023		3,000	2,986
Energizer Holdings, Inc.
6.375% due 07/15/2026		253	261
7.750% due 01/15/2027		370	401
Energy Transfer Operating LP
5.250% due 04/15/2029		200	224
6.125% due 12/15/2045		1,500	1,720

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Energy Ventures Gom LLC 11.000% due 02/15/2023		1,202	1,319
Entegris, Inc. 4.625% due 02/10/2026		200	203
Enterprise Products Operating LLC
3.125% due 07/31/2029 (b)		660	665
4.200% due 01/31/2050 (b)		200	206
EQT Corp.
3.000% due 10/01/2022		300	298
3.900% due 10/01/2027		500	473
Equifax, Inc.
3.388% (US0003M + 0.870%) due 08/15/2021 ~		415	414
3.600% due 08/15/2021		170	173
FAGE International S.A. 5.625% due 08/15/2026		1,000	885
Fair Isaac Corp. 5.250% due 05/15/2026		170	179
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)		1,560	1,594
Fiserv, Inc.
2.750% due 07/01/2024		1,570	1,582
3.200% due 07/01/2026		200	204
3.500% due 07/01/2029		1,200	1,233
4.400% due 07/01/2049		500	526
Fortune Brands Home & Security, Inc. 4.000% due 09/21/2023		805	848
GATX Corp. 3.285% (US0003M + 0.720%) due 11/05/2021 ~		500	498
General Electric Co. 5.000% due 01/21/2021 •(h)		1,298	1,247
Gerdau Trade, Inc. 4.875% due 10/24/2027		1,500	1,567
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	301
goeasy Ltd. 7.875% due 11/01/2022		890	934
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	3,127
HCA, Inc.
4.250% due 10/15/2019		100	100
4.500% due 02/15/2027		3,360	3,589
4.750% due 05/01/2023		2,100	2,240
5.375% due 09/01/2026		576	622
5.625% due 09/01/2028		1,159	1,258
6.500% due 02/15/2020		1,000	1,023
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		4,400	4,603
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	982
4.875% due 04/01/2027		532	552
Hyundai Capital America 3.202% due 09/18/2020 •		1,100	1,101
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	564
8.375% due 05/01/2027		959	1,010
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,564
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,200	1,388
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,000	1,007
IHS Markit Ltd.
3.625% due 05/01/2024		170	175
4.000% due 03/01/2026		300	311
4.750% due 02/15/2025		1,655	1,779
4.750% due 08/01/2028		150	164
5.000% due 11/01/2022		2,106	2,242
Indonesia Asahan Aluminium Persero PT
5.710% due 11/15/2023		1,000	1,098
6.530% due 11/15/2028		300	355
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		215	191
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024		4,655	4,632
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		200	203
3.750% due 10/01/2021		200	205
IQVIA, Inc.
3.250% due 03/15/2025	EUR	400	470
5.000% due 05/15/2027		$1,000	1,035
Jeld-Wen, Inc.
4.625% due 12/15/2025		100	98
4.875% due 12/15/2027		100	97
KazMunayGas National Co. JSC 4.400% due 04/30/2023		5,000	5,237

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	13,838
7.800% due 08/01/2031		2,300	3,095
Kraft Heinz Foods Co. 4.875% due 02/15/2025		800	825
LABL Escrow Issuer LLC 6.750% due 07/15/2026 (b)		80	81
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		3,502	3,485
Marriott Ownership Resorts, Inc. 6.500% due 09/15/2026		385	415
Marvell Technology Group Ltd.
4.200% due 06/22/2023		331	345
4.875% due 06/22/2028		333	353
Masco Corp. 4.500% due 05/15/2047		470	445
Matador Resources Co. 5.875% due 09/15/2026		150	152
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	896
5.250% due 04/26/2026		1,700	1,703
MGM China Holdings Ltd.
5.375% due 05/15/2024		1,650	1,695
5.875% due 05/15/2026		1,800	1,852
MGM Resorts International
5.250% due 03/31/2020		5,000	5,094
5.500% due 04/15/2027		1,370	1,440
6.625% due 12/15/2021		90	97
6.750% due 10/01/2020		148	155
7.750% due 03/15/2022		300	335
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,443
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	3,350
MPLX LP 3.375% due 03/15/2023		80	82
Mylan, Inc. 3.125% due 01/15/2023		540	525
Nabors Industries, Inc. 5.000% due 09/15/2020		82	83
Netflix, Inc.
3.625% due 05/15/2027	EUR	5,050	6,287
3.875% due 11/15/2029		2,000	2,469
5.375% due 11/15/2029		$780	830
5.500% due 02/15/2022		300	317
5.875% due 11/15/2028		3,800	4,217
New Albertson's LP 6.570% due 02/23/2028		800	620
Nexstar Escrow, Inc. 5.625% due 07/15/2027 (b)		450	462
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	67
5.500% due 10/01/2021		12,300	12,377
Noble Holding International Ltd. 7.875% due 02/01/2026		3,496	3,021
Nokia Oyj 4.375% due 06/12/2027		90	93
Norbord, Inc. 5.750% due 07/15/2027		120	122
Northwest Airlines Pass-Through Trust 7.150% due 04/01/2021		77	77
NXP BV 4.625% due 06/01/2023		1,800	1,902
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (f)(h)		3,197	36
Olin Corp. 5.000% due 02/01/2030		200	199
ONGC Videsh Ltd. 3.250% due 07/15/2019		200	200
Oracle Corp.
2.625% due 02/15/2023		3,000	3,046
3.250% due 11/15/2027		1,000	1,048
3.800% due 11/15/2037		600	636
4.000% due 11/15/2047		3,000	3,225
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		1,976	1,897
Outfront Media Capital LLC 5.000% due 08/15/2027		430	441
Pacific Drilling SA 8.375% due 10/01/2023		720	716
Pacific Drilling Second Lien Escrow Issuer Ltd. 11.000% due 04/01/2024		1,230	1,213
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		900	887
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		586	593

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

5.250% due 08/15/2022		7,514	7,951
Party City Holdings, Inc. 6.625% due 08/01/2026		250	243
Patterson-UTI Energy, Inc. 3.950% due 02/01/2028		100	98
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,360
Pelabuhan Indonesia PT 5.375% due 05/05/2045		2,000	2,097
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		1,580	1,628
Pertamina Persero PT 6.500% due 11/07/2048		3,500	4,335
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		11,221	1,795
5.500% due 04/12/2037 ^(d)		47,485	7,835
Petroleos Mexicanos
6.350% due 02/12/2048		5,084	4,384
6.375% due 02/04/2021		6,090	6,264
6.375% due 01/23/2045		9,800	8,465
6.500% due 06/02/2041		3,700	3,291
6.625% due 06/15/2035		4,210	3,910
6.625% due 06/15/2038		1,400	1,253
6.750% due 09/21/2047		9,901	8,842
Petronas Capital Ltd. 5.250% due 08/12/2019		500	502
Pilgrim's Pride Corp. 5.875% due 09/30/2027		400	416
Post Holdings, Inc.
5.500% due 12/15/2029 (b)		400	403
5.625% due 01/15/2028		200	206
Qorvo, Inc. 5.500% due 07/15/2026		3,329	3,531
QVC, Inc.
4.450% due 02/15/2025		100	101
5.950% due 03/15/2043		4,800	4,608
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,557
6.332% due 09/30/2027		500	574
6.750% due 09/30/2019		300	303
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,700	1,982
6.250% due 05/15/2026		$1,072	1,105
6.875% due 11/15/2026	EUR	980	1,137
8.250% due 11/15/2026		$2,702	2,786
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,025	18,093
6.875% due 02/15/2021		520	522
Rowan Cos., Inc. 7.875% due 08/01/2019		2,259	2,262
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		3,400	3,782
salesforce.com, Inc.
3.250% due 04/11/2023		250	260
3.700% due 04/11/2028		310	334
Sands China Ltd.
4.600% due 08/08/2023		1,300	1,368
5.125% due 08/08/2025		1,600	1,719
5.400% due 08/08/2028		3,600	3,917
SASOL Financing USA LLC 5.875% due 03/27/2024		4,200	4,552
Shelf Drilling Holdings Ltd. 8.250% due 02/15/2025		100	93
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	128
4.625% due 07/15/2024 (b)		500	513
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031		95	96
Spirit Issuer PLC 3.474% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	38
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$169	169
4.738% due 09/20/2029		1,000	1,040
5.152% due 09/20/2029		2,200	2,271
Standard Industries, Inc. 4.750% due 01/15/2028		1,200	1,194
Staples, Inc. 7.500% due 04/15/2026		1,931	1,924
Starfruit Finco BV
6.500% due 10/01/2026 (l)	EUR	1,500	1,730
8.000% due 10/01/2026 (l)		$300	310
Stars Group Holdings BV 7.000% due 07/15/2026		850	901
Stevens Holding Co., Inc. 6.125% due 10/01/2026		240	254

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Suzano Austria GmbH
5.000% due 01/15/2030		1,800	1,828
7.000% due 03/16/2047		2,000	2,280
Symantec Corp. 5.000% due 04/15/2025		185	190
Syngenta Finance NV 3.698% due 04/24/2020		200	201
T-Mobile USA, Inc.
4.500% due 02/01/2026		100	103
4.750% due 02/01/2028		2,092	2,163
Tech Data Corp.
3.700% due 02/15/2022		114	116
4.950% due 02/15/2027		684	716
Teleflex, Inc. 4.625% due 11/15/2027		200	207
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	302
3.595% due 01/19/2028		1,000	1,022
3.925% due 01/19/2038		200	202
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		50	50
2.200% due 07/21/2021		1,900	1,810
Time Warner Cable LLC 5.000% due 02/01/2020		200	203
Toll Brothers Finance Corp. 4.875% due 03/15/2027		920	970
Transocean Guardian Ltd. 5.875% due 01/15/2024		10,124	10,339
Transocean Pontus Ltd. 6.125% due 08/01/2025		6,672	6,905
Transocean, Inc.
6.800% due 03/15/2038		2,697	2,036
9.000% due 07/15/2023		4,450	4,756
United Group BV
4.375% due 07/01/2022	EUR	400	466
4.875% due 07/01/2024		400	474
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~		$430	430
3.350% due 08/16/2021		182	186
3.650% due 08/16/2023		1,593	1,669
3.950% due 08/16/2025		260	280
Univision Communications, Inc. 5.125% due 05/15/2023		2,000	1,965
Vantiv LLC 4.375% due 11/15/2025		200	209
ViaSat, Inc.
5.625% due 09/15/2025		400	395
5.625% due 04/15/2027		310	323
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	2,400	3,150
5.500% due 05/15/2029		$2,940	2,988
VMware, Inc.
2.300% due 08/21/2020		390	389
2.950% due 08/21/2022		330	333
3.900% due 08/21/2027		280	284
VOC Escrow Ltd. 5.000% due 02/15/2028		540	550
Volkswagen Group of America Finance LLC
3.305% (US0003M + 0.770%) due 11/13/2020 ~		2,000	2,009
3.475% (US0003M + 0.940%) due 11/12/2021 ~		1,560	1,573
3.875% due 11/13/2020		800	817
4.000% due 11/12/2021		200	206
Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~		536	535
WellCare Health Plans, Inc. 5.375% due 08/15/2026		3,735	3,968
West Street Merger Sub, Inc. 6.375% due 09/01/2025		480	446
Western Digital Corp. 4.750% due 02/15/2026		1,500	1,475
Wind Tre SpA
2.625% due 01/20/2023	EUR	3,100	3,558
2.750% due 01/20/2024 •		1,500	1,687
WRKCo, Inc.
3.750% due 03/15/2025		$357	372
3.900% due 06/01/2028		110	113
4.000% due 03/15/2028		432	449
4.200% due 06/01/2032		100	104
Wyndham Destinations, Inc.
5.400% due 04/01/2024		8,386	8,826
5.750% due 04/01/2027		188	197
Wynn Las Vegas LLC 5.500% due 03/01/2025		900	932
Yara International ASA 4.750% due 06/01/2028		910	981

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Yellowstone Energy LP 5.750% due 12/31/2026 «		2,816	2,924
			588,833

UTILITIES 5.0%

AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		4,703	4,728
3.418% (US0003M + 0.890%) due 02/15/2023 ~		476	471
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,202	4,240
3.616% (US0003M + 1.180%) due 06/12/2024 ~		4,286	4,343
3.800% due 02/15/2027		479	498
4.500% due 03/09/2048		200	205
4.850% due 03/01/2039		470	505
4.900% due 08/15/2037		1,628	1,761
5.150% due 11/15/2046		200	221
5.150% due 02/15/2050		2,038	2,246
5.300% due 08/15/2058		3,726	4,181
Avangrid, Inc. 3.150% due 12/01/2024		300	306
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020		310	311
CNOOC Finance Ltd. 3.000% due 05/09/2023		3,000	3,030
CNOOC Nexen Finance ULC 4.250% due 04/30/2024		200	213
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	102
3.700% due 12/01/2047		100	102
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		2,000	2,006
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		20	21
Enable Midstream Partners LP 4.400% due 03/15/2027		350	353
Endeavor Energy Resources LP 5.500% due 01/30/2026		200	208
Entergy Corp. 2.950% due 09/01/2026		80	80
EP Energy LLC 7.750% due 05/15/2026		5,743	5,154
Eskom Holdings SOC Ltd. 6.350% due 08/10/2028		2,600	2,820
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		13,700	13,993
6.000% due 11/27/2023		400	435
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	1,000	1,220
3.389% due 03/20/2020		6,600	7,683
6.510% due 03/07/2022		$10,000	10,821
8.625% due 04/28/2034		6,400	8,745
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		780	808
Majapahit Holding BV
7.750% due 01/20/2020		100	103
8.000% due 08/07/2019		200	201
NGPL PipeCo LLC
4.875% due 08/15/2027		1,417	1,506
7.768% due 12/15/2037		439	560
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		2,469	2,457
ONEOK, Inc. 7.500% due 09/01/2023		1,308	1,532
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(d)		30	29
5.125% due 11/15/2043 ^(d)		81	83
5.400% due 01/15/2040 ^(d)		81	88
6.050% due 03/01/2034 ^(d)		164	183
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022		235	264
Perusahaan Listrik Negara PT 6.250% due 01/25/2049		2,000	2,391
Petrobras Global Finance BV
5.299% due 01/27/2025		16,462	17,507
5.999% due 01/27/2028		24,219	25,781
6.125% due 01/17/2022		738	792
6.250% due 12/14/2026	GBP	100	144
7.375% due 01/17/2027		$3,438	3,955
8.750% due 05/23/2026		1,748	2,162
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020		234	238
Rio Oil Finance Trust
8.200% due 04/06/2028		1,750	1,969
9.250% due 07/06/2024		11,171	12,498
Southern California Edison Co. 6.650% due 04/01/2029		200	229

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Southern Gas Corridor CJSC 6.875% due 03/24/2026	7,880	9,156
Sprint Communications, Inc.
6.000% due 11/15/2022	600	627
7.000% due 03/01/2020	1,125	1,156
7.000% due 08/15/2020	678	704
Sprint Corp.
7.250% due 09/15/2021	1,420	1,512
7.625% due 03/01/2026	1,440	1,539
Talen Energy Supply LLC
6.625% due 01/15/2028 (b)	300	299
7.250% due 05/15/2027	1,320	1,356
Talos Production LLC 11.000% due 04/03/2022	3,555	3,764
Targa Resources Partners LP 6.875% due 01/15/2029	380	422
Transocean Phoenix Ltd. 7.750% due 10/15/2024	156	167
Transocean Poseidon Ltd. 6.875% due 02/01/2027	2,607	2,762
Verizon Communications, Inc.
2.625% due 08/15/2026	440	437
3.618% (US0003M + 1.100%) due 05/15/2025 ~	1,960	1,987
4.125% due 03/16/2027	630	686
5.250% due 03/16/2037	1,690	2,023
5.500% due 03/16/2047	960	1,214
Vodafone Group PLC
3.591% (US0003M + 0.990%) due 01/16/2024 ~	171	172
3.750% due 01/16/2024	339	355
4.875% due 06/19/2049	930	979
5.125% due 06/19/2059	700	747
5.250% due 05/30/2048	1,000	1,107
		189,653
Total Corporate Bonds & Notes (Cost $1,349,627)		1,365,835

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.0%

Caesars Entertainment Corp. 5.000% due 10/01/2024	328	562

UTILITIES 0.1%

Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	5,460	4,272
Total Convertible Bonds & Notes (Cost $4,840)		4,834

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%

California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	159	166

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,285	3,301
Total Municipal Bonds & Notes (Cost $3,453)		3,467

U.S. GOVERNMENT AGENCIES 7.8%

Fannie Mae
2.246% due 09/25/2040 •(a)	821	74
2.832% due 10/18/2030 •	2	2
3.396% due 09/25/2037 •(a)	1,001	156
6.500% due 06/25/2028	46	50
6.850% due 12/18/2027	25	28
Fannie Mae UMBS
3.000% due 02/01/2047	1,735	1,757
3.500% due 11/01/2045 - 10/01/2048	38,504	39,572
5.000% due 11/01/2035	48	52
Fannie Mae UMBS, TBA
3.000% due 08/01/2049 - 09/01/2049	36,000	36,249
3.500% due 07/01/2049 - 09/01/2049	118,000	120,586
4.000% due 07/01/2049 - 08/01/2049	93,600	96,721
Freddie Mac
2.894% due 09/15/2030 •	9	9
3.488% due 02/25/2045 •	10	9
3.704% due 10/25/2044 •	57	58
3.904% due 07/25/2044 •	96	99
4.927% due 05/01/2023 •	2	2
6.500% due 07/25/2043	5	6

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 05/20/2026 ~	10	10
3.750% (H15T1Y + 1.500%) due 07/20/2026 ~	8	8
4.000% (H15T1Y + 1.500%) due 03/20/2026 ~	7	7
4.125% (H15T1Y + 1.500%) due 11/20/2023 ~	5	5
4.125% due 11/20/2026 - 11/20/2027 •	14	15
6.112% due 09/16/2042 ~	432	435
Small Business Administration
4.340% due 03/01/2024	21	22
5.080% due 11/01/2022	30	31
5.130% due 09/01/2023	3	3
6.900% due 12/01/2020	10	10
7.190% due 12/01/2019	2	2
Total U.S. Government Agencies (Cost $293,273)		295,978

U.S. TREASURY OBLIGATIONS 22.7%

U.S. Treasury Bonds
2.750% due 11/15/2042	10,100	10,581
3.000% due 02/15/2049	59	65
3.125% due 02/15/2042	30,600	34,195
3.125% due 02/15/2043	18,600	20,727
3.625% due 02/15/2044	9,500	11,471
3.750% due 11/15/2043	1,500	1,845
U.S. Treasury Notes
2.875% due 05/15/2049	15,650	16,765
1.125% due 08/31/2021 (n)	57,300	56,537
1.375% due 08/31/2023 (n)(p)	20,700	20,392
1.375% due 09/30/2023	36,800	36,237
1.500% due 02/28/2023	79,900	79,243
1.625% due 10/31/2023	36,000	35,811
1.875% due 01/31/2022	143,700	144,183
2.000% due 06/30/2024	42,600	43,047
2.000% due 08/15/2025 (n)	29,800	30,076
2.125% due 08/15/2021 (n)	141,000	142,058
2.125% due 02/29/2024	17,100	17,376
2.125% due 07/31/2024	34,200	34,768
2.125% due 09/30/2024	22,400	22,773
2.250% due 11/15/2024 (p)	16,300	16,675
2.250% due 12/31/2024	65,000	66,512
2.625% due 02/15/2029	20,180	21,271
Total U.S. Treasury Obligations (Cost $847,855)		862,608

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%

Adjustable Rate Mortgage Trust 3.863% due 01/25/2036 ^~	178	171
American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~	253	237
2.614% due 10/25/2046 •	682	483
American Home Mortgage Investment Trust
4.294% due 12/25/2035 •	601	358
6.500% due 03/25/2047 þ	3,435	3,332
BAMLL Commercial Mortgage Securities Trust 3.444% due 04/15/2036 •	3,600	3,608
Banc of America Funding Trust
4.364% due 09/20/2035 ^~	79	75
4.849% due 03/20/2036 ~	69	68
5.500% due 01/25/2036	158	141
6.000% due 07/25/2037 ^	384	371
6.000% due 08/25/2037 ^	166	157
Banc of America Mortgage Trust
4.452% due 11/20/2046 ^~	1,297	1,277
4.479% due 02/25/2036 ^~	21	20
4.715% due 06/25/2035 ~	190	183
6.000% due 10/25/2036 ^	159	156
Barclays UBS Trust 2.892% due 06/05/2030	12,800	12,789
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~	539	513
4.305% due 08/25/2035 ^~	760	725
4.351% due 01/25/2035 ~	13	13
4.434% due 01/25/2035 ~	383	386
4.436% due 02/25/2033 ~	3	3
4.740% due 02/25/2033 ~	3	3
4.761% due 01/25/2034 ~	9	9
4.886% due 01/25/2034 ~	2	2
Bear Stearns ALT-A Trust
2.744% due 08/25/2036 ^•	943	1,037
3.987% due 11/25/2036 ^~	3,054	2,564
3.999% due 11/25/2036 ^~	175	159
4.110% due 11/25/2036 ~	184	172
4.253% due 03/25/2036 ^~	280	240
4.254% due 08/25/2036 ^~	351	297
4.294% due 09/25/2035 ^~	583	492
4.625% due 05/25/2035 ~	145	147

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Chase Mortgage Finance Trust
5.500% due 11/25/2035		536	524
5.500% due 07/25/2037 ^		1,456	694
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.614% due 10/25/2046 •		4,519	4,548
2.654% due 01/25/2036 •		240	235
Citigroup Global Markets Mortgage Securities, Inc. 2.904% due 05/25/2032 •		11	11
Citigroup Mortgage Loan Trust
4.291% due 09/25/2037 ^~		495	482
4.539% due 04/25/2037 ^~		307	274
4.552% due 08/25/2035 ^~		53	47
4.643% due 09/25/2037 ^~		285	286
4.810% due 05/25/2035 •		41	42
4.820% due 10/25/2035 •		200	206
4.970% due 10/25/2035 ^•		346	355
Citigroup Mortgage Loan Trust, Inc.
4.403% due 05/25/2035 ~		361	368
5.130% due 03/25/2034 ~		19	19
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		946	946
Countrywide Alternative Loan Trust
2.524% due 06/25/2036 •		3,596	3,419
2.578% due 12/20/2046 ^•		1,400	1,268
2.584% due 04/25/2046 •		10,090	9,131
2.593% due 07/20/2046 ^•		561	444
2.604% due 02/25/2036 •		6,842	6,252
2.663% due 09/20/2046 •		435	266
2.713% due 11/20/2035 •		4,155	4,079
3.504% due 12/25/2035 •		145	133
4.271% due 10/25/2035 ^~		32	28
4.419% due 02/25/2037 ^~		1,001	982
5.500% due 11/25/2035 ^		970	845
5.500% due 12/25/2035 ^		657	568
5.500% due 01/25/2036		216	194
5.750% due 02/25/2035		531	512
5.750% due 03/25/2037 ^•		138	119
6.000% due 02/25/2037 ^		3,390	2,182
6.250% due 11/25/2036 ^		1,207	1,083
6.250% due 12/25/2036 ^•		623	451
6.250% due 08/25/2037 ^		4,072	3,396
Countrywide Home Loan Mortgage Pass-Through Trust
2.704% due 04/25/2046 ^•		24	1
2.864% due 05/25/2035 •		117	109
4.312% due 04/20/2035 ~		63	63
4.466% due 07/20/2034 ~		247	244
4.696% due 10/19/2032 ~		2	2
4.880% due 02/25/2034 ~		194	199
5.500% due 01/25/2035		341	354
5.500% due 09/25/2035 ^		297	299
5.500% due 12/25/2035 ^		367	322
6.000% due 05/25/2036 ^		256	211
6.000% due 01/25/2037 ^		4,581	3,795
Countrywide Home Loan Reperforming REMIC Trust 2.744% due 06/25/2035 •		103	100
Credit Suisse First Boston Mortgage Securities Corp.
4.252% due 06/25/2033 ~		122	123
6.000% due 01/25/2036 ^		919	688
Credit Suisse Mortgage Capital Certificates
4.018% due 09/26/2047 ~		72	72
4.109% due 02/26/2036 ~		7	7
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.584% due 06/25/2037 ^•		364	354
3.739% due 10/25/2035 ~		54	48
5.500% due 12/25/2035 ^		360	348
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		145	137
Dragon Finance BV 1.911% due 07/13/2023 •	GBP	4,341	5,350
EMF-NL Prime BV 0.490% due 04/17/2041 •	EUR	1,163	1,271
Eurosail PLC
0.127% due 09/10/2044 •		4,400	4,509
1.489% due 09/13/2045 •	GBP	8,005	9,864
1.739% due 06/13/2045 •		8,481	10,702
First Horizon Asset Securities, Inc. 4.550% due 02/25/2036 ~		$155	151
First Horizon Mortgage Pass-Through Trust
5.750% due 02/25/2036 ^		106	90
5.750% due 05/25/2037 ^		779	571
GMAC Mortgage Corp. Loan Trust
4.185% due 11/19/2035 ~		112	107
4.210% due 04/19/2036 ^~		55	51
GreenPoint Mortgage Funding Trust 2.944% due 11/25/2045 •		48	42

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~	156	158
GSR Mortgage Loan Trust
4.086% due 06/25/2034 ~	39	39
4.146% due 11/25/2035 ^~	88	73
4.396% due 01/25/2036 ^~	93	95
4.495% due 05/25/2035 ~	332	328
4.680% due 05/25/2034 ~	292	300
4.716% due 11/25/2035 ~	534	539
4.898% due 09/25/2035 ~	31	31
6.000% due 02/25/2036 ^	1,735	1,458
6.000% due 03/25/2037 ^	348	304
6.000% due 05/25/2037 ^	110	102
HarborView Mortgage Loan Trust
2.580% due 09/19/2037 •	547	532
2.580% due 01/19/2038 •	761	732
3.393% due 06/19/2036 ^~	158	108
HomeBanc Mortgage Trust
2.664% due 01/25/2036 •	310	311
3.864% due 04/25/2037 ^~	55	53
HPLY Trust 3.394% due 11/15/2036 •	1,000	1,003
IndyMac Mortgage Loan Trust
2.674% due 06/25/2037 ^•	150	143
2.884% due 07/25/2035 •	50	50
3.569% due 07/25/2037 ~	134	113
3.964% due 08/25/2036 ~	76	62
4.119% due 06/25/2036 ~	355	335
JPMorgan Alternative Loan Trust
2.544% due 03/25/2037 •	885	871
2.624% due 09/25/2036 ^•	96	97
JPMorgan Chase Commercial Mortgage Securities Trust 5.806% due 01/12/2043 ~	5,051	5,045
JPMorgan Mortgage Trust
3.722% due 07/27/2037 ~	1,196	1,224
3.970% due 06/25/2037 ^~	1,652	1,459
4.321% due 08/25/2035 ^~	376	368
4.392% due 04/25/2036 ^~	349	322
4.441% due 07/25/2035 ~	54	55
4.480% due 06/25/2036 ^~	100	91
4.563% due 07/25/2035 ~	45	45
4.674% due 04/25/2035 ~	612	628
5.750% due 01/25/2036 ^	282	224
Lehman XS Trust
2.564% due 03/25/2047 ^•	319	315
2.584% due 07/25/2037 ^•	546	499
MASTR Adjustable Rate Mortgages Trust
2.644% due 05/25/2037 •	126	79
3.084% due 05/25/2047 ^•	315	339
3.244% due 01/25/2047 ^•	709	1,074
4.105% due 08/25/2034 ~	13	13
4.157% due 11/25/2033 ~	21	21
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	514	99
Merrill Lynch Alternative Note Asset Trust 4.195% due 06/25/2037 ^~	153	118
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •	1,202	1,175
3.744% due 05/25/2034 ~	177	172
3.996% due 12/25/2035 ~	781	733
4.691% due 11/25/2035 •	99	102
Morgan Stanley Mortgage Loan Trust
3.703% due 11/25/2037 ~	1,008	864
4.413% due 07/25/2035 ^~	267	254
6.000% due 10/25/2037 ^	4,762	3,915
MortgageIT Securities Corp. Mortgage Loan Trust 2.904% due 09/25/2037 •	8,187	7,778
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ	145	154
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.784% due 12/25/2035 •	956	909
Prime Mortgage Trust 2.904% due 02/25/2035 •	365	350
RBSGC Structured Trust 5.500% due 11/25/2035 ^	2,648	2,528
RBSSP Resecuritization Trust
2.928% due 04/26/2037 •	149	148
6.500% due 10/26/2036 ~	1,861	1,760
Residential Accredit Loans, Inc. Trust
2.504% due 05/25/2037 •	445	417
2.594% due 07/25/2036 •	188	177
2.604% due 12/25/2046 ^•	275	250
2.634% due 05/25/2037 ^•	60	42
4.378% due 02/25/2035 ^~	83	72
4.940% due 03/25/2035 ^~	181	170
5.485% due 02/25/2036 ^~	126	113

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

6.000% due 06/25/2036 ^		107	100
6.000% due 05/25/2037 ^		94	87
6.500% due 07/25/2036		460	442
Residential Asset Securitization Trust
2.804% due 01/25/2046 ^•		925	410
6.000% due 02/25/2036		391	286
6.250% due 09/25/2037 ^		1,992	1,244
Residential Funding Mortgage Securities, Inc. Trust
4.485% due 09/25/2035 ^~		193	161
4.802% due 02/25/2036 ^~		434	407
6.000% due 10/25/2036 ^		472	450
Structured Adjustable Rate Mortgage Loan Trust
2.604% due 04/25/2047 •		687	646
3.867% due 09/25/2036 ^~		1,518	1,189
4.054% due 01/25/2035 ~		408	411
4.518% due 03/25/2036 ^~		80	75
4.568% due 05/25/2036 ^~		1,491	1,440
4.576% due 09/25/2035 ~		1,910	1,861
Structured Asset Mortgage Investments Trust
2.624% due 05/25/2036 •		1,240	1,171
2.664% due 05/25/2046 ^•		28	44
3.050% due 09/19/2032 •		19	19
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.413% due 06/25/2033 ~		119	118
Structured Asset Securities Corp. Trust 5.500% due 12/25/2034		38	38
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	3,100	3,952
Uropa Securities PLC
0.986% due 06/10/2059 •		9,766	11,865
1.136% due 06/10/2059 •		2,381	2,845
1.336% due 06/10/2059 •		1,862	2,226
1.536% due 06/10/2059 •		1,984	2,363
Wachovia Mortgage Loan Trust LLC
4.189% due 08/20/2035 ^~		$425	407
4.671% due 10/20/2035 ~		49	47
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		26	26
2.595% due 07/25/2046 •		810	779
2.595% due 10/25/2046 •		190	183
2.664% due 11/25/2045 •		957	968
2.674% due 12/25/2045 •		793	807
2.724% due 08/25/2045 •		618	624
3.204% due 02/25/2047 ^•		562	543
3.254% due 06/25/2047 ^•		76	30
3.292% due 12/25/2046 •		274	276
3.384% due 10/25/2046 ^•		1,019	963
3.504% due 08/25/2046 •		2,087	1,956
3.700% due 12/25/2036 ^~		375	361
3.704% due 11/25/2042 •		2	2
3.847% due 09/25/2036 ^~		320	310
3.904% due 06/25/2042 •		3	3
3.904% due 08/25/2042 •		4	4
4.077% due 02/25/2037 ^~		2,578	2,545
4.347% due 09/25/2033 ~		2,989	3,113
Washington Mutual Mortgage Pass-Through Certificates Trust
2.644% due 01/25/2047 ^•		590	543
3.344% due 05/25/2047 ^•		47	8
3.941% due 02/25/2033 ~		1	1
4.313% due 09/25/2036 þ		20,006	9,681
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•		123	110
4.687% due 09/25/2033 ~		41	43
4.803% due 11/25/2037 ^~		617	604
4.905% due 10/25/2035 ~		187	191
4.947% due 06/25/2035 ~		260	272
4.973% due 12/25/2034 ~		63	65
4.991% due 03/25/2036 ~		575	591
4.992% due 07/25/2036 ^~		85	86
5.088% due 05/25/2036 ^~		166	174
5.095% due 04/25/2035 ~		48	49
5.165% due 04/25/2035 ~		288	298
5.178% due 07/25/2036 ^~		254	258
5.188% due 04/25/2036 ^~		41	42
5.500% due 03/25/2036		1,220	1,244
5.750% due 05/25/2036 ^		372	367
6.000% due 04/25/2037 ^		469	482
Total Non-Agency Mortgage-Backed Securities (Cost $208,699)			219,605

ASSET-BACKED SECURITIES 4.6%

ACE Securities Corp. Home Equity Loan Trust 2.704% due 02/25/2036 •		438	438
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		646	665

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.854% due 01/25/2036 •		3,222	3,213
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,300	1,478
Ares CLO Ltd. 3.778% due 04/17/2026 •		$455	455
Argent Securities Trust 2.674% due 05/25/2036 •		662	257
Asset-Backed Funding Certificates Trust
2.564% due 01/25/2037 •		767	504
2.624% due 01/25/2037 •		3,283	2,177
3.004% due 10/25/2034 •		608	614
B2R Mortgage Trust 2.567% due 06/15/2049		5,630	5,605
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		194	196
Bear Stearns Asset-Backed Securities Trust
2.514% due 02/25/2037 •		128	141
2.894% due 09/25/2035 •		1,000	1,000
3.204% due 10/27/2032 •		29	29
3.404% due 10/25/2037 •		305	307
3.454% due 08/25/2037 •		375	331
3.654% due 08/25/2037 •		902	908
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	2,200	2,502
Carrington Mortgage Loan Trust
2.864% due 06/25/2035 •		$259	260
3.229% due 02/25/2035 •		4,108	4,141
Citigroup Mortgage Loan Trust
2.654% due 08/25/2036 •		2,885	2,852
6.750% due 05/25/2036 þ		217	162
Countrywide Asset-Backed Certificates
2.574% due 06/25/2047 •		261	260
2.584% due 06/25/2047 •		557	555
2.624% due 09/25/2037 ^•		184	154
2.664% due 11/25/2037 •		4,227	4,026
2.694% due 06/25/2037 •		5,000	4,803
2.754% due 11/25/2036 •		1,117	917
4.651% due 10/25/2046 ^~		523	512
4.763% due 07/25/2036 ~		1,300	1,333
5.430% due 02/25/2033 ^~		235	222
Countrywide Asset-Backed Certificates Trust
2.554% due 02/25/2037 •		97	97
2.564% due 09/25/2046 •		67	66
6.095% due 08/25/2035 þ		522	540
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		329	160
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	2,100	2,390
Fieldstone Mortgage Investment Trust 2.590% due 11/25/2036 •		$1,183	773
First Franklin Mortgage Loan Trust
2.544% due 09/25/2036 •		83	82
2.644% due 10/25/2036 •		1,330	1,071
3.679% due 07/25/2034 •		423	426
First NLC Trust
2.544% due 08/25/2037 •		187	121
2.684% due 08/25/2037 •		125	82
GSAA Home Equity Trust
2.574% due 09/25/2036 •		1,221	533
2.644% due 11/25/2036 •		16,119	8,964
2.704% due 03/25/2037 •		265	164
GSAA Trust 2.704% (US0001M + 0.300%) due 05/25/2047 ~		225	183
Home Equity Asset Trust 2.684% due 08/25/2036 •		795	794
Home Equity Mortgage Loan Asset-Backed Trust
2.544% due 11/25/2036 •		9,234	8,845
2.644% due 11/25/2036 •		1,917	1,593
2.844% due 03/25/2036 •		6,000	5,766
Jamestown CLO Ltd. 3.287% due 07/15/2026 •		2,312	2,307
JPMorgan Mortgage Acquisition Corp. 2.744% due 02/25/2036 ^•		10,000	9,856
JPMorgan Mortgage Acquisition Trust 2.554% due 07/25/2036 •		1,223	712
Limerock CLO LLC 3.792% due 10/20/2026 •		836	836
Long Beach Mortgage Loan Trust 3.164% due 08/25/2045 •		317	320
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		1,000	995
MASTR Specialized Loan Trust 3.154% due 11/25/2035 •		3,846	3,814
Merrill Lynch Mortgage Investors Trust
2.474% due 04/25/2047 •		1,394	857

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.664% due 03/25/2037 •		1,749	1,568
2.724% due 03/25/2037 •		914	825
Monroe Capital BSL CLO Ltd. 3.643% due 05/22/2027 •		13,800	13,807
Morgan Stanley ABS Capital, Inc. Trust
2.494% due 01/25/2037 •		631	357
2.504% due 09/25/2036 •		1,795	881
2.544% due 10/25/2036 •		2,339	1,446
2.624% due 10/25/2036 •		1,417	887
3.979% due 09/25/2034 •		1,031	1,036
Morgan Stanley Home Equity Loan Trust 2.754% due 04/25/2037 •		213	147
Morgan Stanley Mortgage Loan Trust
2.764% due 04/25/2037 •		278	132
5.726% due 10/25/2036 ^þ		251	126
National Collegiate Student Loan Trust 2.674% due 09/25/2029 •		188	188
New Century Home Equity Loan Trust 2.734% due 02/25/2036 •		688	692
Option One Mortgage Loan Trust
2.544% due 03/25/2037 •		390	357
2.624% due 01/25/2037 •		494	331
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.364% due 03/25/2035 •		14,314	14,429
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		929	422
Residential Asset Securities Corp. Trust
2.564% due 06/25/2036 •		21	21
3.499% due 03/25/2035 •		634	635
Saxon Asset Securities Trust 3.892% due 08/25/2035 þ		17	17
Securitized Asset-Backed Receivables LLC Trust
2.550% due 12/25/2036 ^		203	68
2.694% due 12/25/2035 •		778	768
2.984% due 11/25/2035 •		314	313
SG Mortgage Securities Trust 2.614% due 10/25/2036 •		2,000	1,644
SLM Private Education Loan Trust 3.544% due 01/15/2026 •		89	89
SMB Private Education Loan Trust 2.750% due 07/15/2027		6,180	6,216
SoFi Consumer Loan Program LLC 2.200% due 11/25/2026		52	52
SoFi Professional Loan Program LLC 3.504% due 10/27/2036 •		3,248	3,272
Soundview Home Loan Trust
2.554% due 06/25/2037 •		3,653	2,598
2.664% due 02/25/2037 •		1,501	592
Specialty Underwriting & Residential Finance Trust 3.004% due 12/25/2036 •		715	706
START Ireland 4.089% due 03/15/2044		589	594
Structured Asset Investment Loan Trust
2.554% due 09/25/2036 •		649	627
2.564% due 05/25/2036 •		848	809
3.124% due 05/25/2035 •		1,140	1,147
3.204% due 07/25/2034 •		9,356	9,294
3.304% due 04/25/2035 •		11,000	11,170
Venture CLO Ltd. 3.667% due 04/15/2027		1,000	998
Total Asset-Backed Securities (Cost $162,633)			172,625

SOVEREIGN ISSUES 12.8%

Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	5,000	3,250
3.875% due 01/15/2022		74,220	69,296
5.250% due 01/15/2028		2,000	1,662
5.875% due 01/11/2028		$1,500	1,145
6.875% due 01/11/2048		830	617
7.820% due 12/31/2033	EUR	2,202	2,093
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	95,411	1,934
63.705% (ARLLMONP) due 06/21/2020 ~(a)		19,919	458
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	1,550	1,907
4.950% due 02/11/2020		100	117
Costa Rica Government International Bond 9.995% due 08/01/2020		$500	531
Dominican Republic International Bond
5.500% due 01/27/2025		7,000	7,464
5.875% due 04/18/2024		9,300	9,976
6.000% due 07/19/2028		2,100	2,273
6.400% due 06/05/2049		3,700	3,880
6.500% due 02/15/2048		1,100	1,166
6.850% due 01/27/2045		2,100	2,303

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Ecuador Government International Bond
7.875% due 01/23/2028		6,000	5,955
9.650% due 12/13/2026		1,400	1,519
10.750% due 01/31/2029		4,840	5,475
Egypt Government International Bond
4.750% due 04/11/2025	EUR	2,900	3,376
4.750% due 04/16/2026		2,600	2,977
5.577% due 02/21/2023		$8,900	9,063
5.625% due 04/16/2030	EUR	3,050	3,401
6.375% due 04/11/2031		2,700	3,130
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		$200	204
Ghana Government International Bond
7.875% due 03/26/2027		2,380	2,511
8.125% due 03/26/2032		1,000	1,019
8.950% due 03/26/2051		2,000	2,076
Guatemala Government International Bond
4.900% due 06/01/2030		1,400	1,442
5.750% due 06/06/2022		5,000	5,334
6.125% due 06/01/2050		400	421
Indonesia Government International Bond
1.450% due 09/18/2026	EUR	1,400	1,630
2.625% due 06/14/2023		700	863
3.750% due 04/25/2022		$5,000	5,136
4.100% due 04/24/2028		2,600	2,749
4.750% due 01/08/2026		10,600	11,554
6.625% due 02/17/2037		2,400	3,128
6.750% due 01/15/2044		2,300	3,149
Israel Government International Bond 4.125% due 01/17/2048		800	878
Ivory Coast Government International Bond 5.250% due 03/22/2030	EUR	1,500	1,672
Kazakhstan Government International Bond
1.550% due 11/09/2023		1,500	1,795
2.375% due 11/09/2028		3,200	3,950
Kenya Government International Bond
7.000% due 05/22/2027		$700	732
8.000% due 05/22/2032		2,800	2,964
8.250% due 02/28/2048		1,500	1,565
Kuwait International Government Bond
2.750% due 03/20/2022		3,715	3,771
3.500% due 03/20/2027		14,915	15,902
Mexico Government International Bond
4.750% due 03/08/2044		23,930	25,043
6.750% due 09/27/2034		400	511
Mongolia Government International Bond 5.625% due 05/01/2023		1,600	1,631
Nigeria Government International Bond
6.500% due 11/28/2027		4,500	4,516
7.143% due 02/23/2030		1,400	1,419
7.625% due 11/21/2025		6,400	7,004
Oman Government International Bond
5.625% due 01/17/2028		5,000	4,754
6.750% due 01/17/2048		1,000	885
Pakistan Government International Bond 6.875% due 12/05/2027		2,000	2,025
Panama Government International Bond 6.700% due 01/26/2036		7,100	9,692
Paraguay Government International Bond 5.600% due 03/13/2048		2,200	2,492
Peru Government International Bond
5.940% due 02/12/2029	PEN	23,620	7,831
6.350% due 08/12/2028		9,640	3,288
6.950% due 08/12/2031		16,730	5,960
8.750% due 11/21/2033		$9,340	15,107
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		3,000	3,218
Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,242
3.875% due 04/23/2023		4,500	4,725
4.000% due 03/14/2029		1,200	1,295
4.500% due 04/23/2028		3,100	3,473
4.817% due 03/14/2049		1,800	2,068
5.103% due 04/23/2048		600	716
Romanian Government International Bond 4.625% due 04/03/2049	EUR	2,480	3,417
Saudi Government International Bond
2.375% due 10/26/2021		$840	840
2.875% due 03/04/2023		3,000	3,039
4.500% due 10/26/2046		24,000	24,454
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	800
6.250% due 05/23/2033		$1,700	1,649
South Africa Government International Bond 5.875% due 06/22/2030		1,100	1,195

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Sri Lanka Government International Bond
6.200% due 05/11/2027		800	760
7.850% due 03/14/2029		1,800	1,860
Turkey Government International Bond
4.625% due 03/31/2025	EUR	3,900	4,430
5.125% due 02/17/2028		$9,000	8,059
5.625% due 03/30/2021		31,700	32,207
5.750% due 05/11/2047		2,000	1,682
6.125% due 10/24/2028		10,600	10,018
7.250% due 12/23/2023		2,000	2,071
7.625% due 04/26/2029		5,800	5,953
Ukraine Government International Bond
6.750% due 06/20/2026	EUR	5,300	6,399
7.750% due 09/01/2021		$8,000	8,379
7.750% due 09/01/2022		14,120	14,986
7.750% due 09/01/2023		3,500	3,712
7.750% due 09/01/2026		4,600	4,751
Uruguay Government International Bond
4.375% due 01/23/2031		830	900
5.100% due 06/18/2050		7,250	8,174
7.625% due 03/21/2036		1,100	1,572
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	716
8.250% due 10/13/2024 ^(d)		2,700	743
Vietnam Government International Bond 5.500% due 03/12/2028		4,857	4,817
Total Sovereign Issues (Cost $488,369)			485,891

		SHARES

COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (e)		228,414	1,078
iHeartMedia, Inc.		167	3
iHeartMedia, Inc. 'A' (e)		12,437	187
			1,268

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment Corp. (e)		68,046	804
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		59,198	3
			807

ENERGY 0.1%

Dommo Energia S.A. «(e)(j)		2,457,928	1,745
Dommo Energia S.A. SP - ADR «(e)		5,233	48
			1,793

FINANCIALS 0.0%

Hipotecaria Su Casita S.A. «		157,773	0

UTILITIES 0.0%

Eneva S.A. (j)		54,804	344
Eneva S.A. (e)(j)		19,927	125
			469
Total Common Stocks (Cost $7,079)			4,337

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

iHeartMedia, Inc.		81,002	1,219
Total Warrants (Cost $1,471)			1,219

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Nationwide Building Society 10.250% ~		7,000	1,346

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Total Preferred Securities (Cost $1,164)			1,346

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.3%

Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$2,276	2,278
Lloyds Bank Corporate Markets PLC
2.843% (US0003M + 0.500%) due 09/24/2020 ~		800	803
3.092% (US0003M + 0.500%) due 10/26/2020 ~		6,200	6,219
			9,300

COMMERCIAL PAPER 0.4%

Bank of Montreal
1.787% due 07/22/2019	CAD	700	534
1.797% due 07/19/2019		400	305
1.800% due 07/24/2019		200	153
1.802% due 07/12/2019		800	610
1.802% due 07/26/2019		500	381
1.806% due 07/31/2019		1,030	785
Bank of Nova Scotia
1.775% due 07/23/2019		200	153
1.775% due 07/25/2019		280	214
1.781% due 07/26/2019		100	76
1.785% due 07/22/2019		1,000	763
C.I.B.C. 1.802% due 07/12/2019		800	610
HSBC Bank Canada
1.827% due 07/24/2019		900	686
1.828% due 07/25/2019		400	305
1.828% due 07/26/2019		600	458
1.854% due 07/11/2019		680	519
Royal Bank Of Canada
1.765% due 07/02/2019		1,400	1,069
1.773% due 07/22/2019		600	458
1.777% due 07/25/2019		500	381
1.795% due 07/31/2019		2,100	1,601
1.801% due 07/11/2019		800	611
Toronto-Dominion Bank
1.765% due 07/02/2019		290	221
1.787% due 07/22/2019		900	686
1.788% due 07/24/2019		1,100	839
1.792% due 07/16/2019		200	153
1.792% due 07/26/2019		300	229
1.795% due 07/19/2019		800	610
			13,410

REPURCHASE AGREEMENTS (k) 0.0%			1,607

ARGENTINA TREASURY BILLS 0.0%
61.000% due 07/19/2019 (f)(g)	ARS	3,368	86
Total Short-Term Instruments (Cost $24,288)			24,403
Total Investments in Securities (Cost $3,526,622)			3,575,235

		SHARES
INVESTMENTS IN AFFILIATES 12.1%

SHORT-TERM INSTRUMENTS 12.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%

PIMCO Short Asset Portfolio		3,093,576	30,769
PIMCO Short-Term Floating NAV Portfolio III		43,245,057	427,780
Total Short-Term Instruments (Cost $458,557)			458,549
Total Investments in Affiliates (Cost $458,557)			458,549
Total Investments 106.3% (Cost $3,985,179)			$4,033,784
Financial Derivative Instruments (m)(o) 0.1%(Cost or Premiums, net $24,431)			1,902

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (6.4)%	(239,162)
Net Assets 100.0%	$3,796,524

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$639	$1,745	0.05%
Eneva S.A.	03/25/2019	261	344	0.00
Eneva S.A.	12/21/2017 - 12/26/2017	86	125	0.00
		$986	$2,214	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,607	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,641)	$1,607	$1,607
Total Repurchase Agreements						$(1,641)	$1,607	$1,607

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(1.000)%	04/30/2019	TBD(3)	EUR	(1,557)	$(1,767)
	1.350	06/21/2019	TBD(3)		$(271)	(271)
Total Reverse Repurchase Agreements						$(2,038)

(l)	Securities with an aggregate market value of $2,039 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(5,400) at a weighted average interest rate of 1.283%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	724	$177,543	$398	$0	$(27)
90-Day Eurodollar June Futures	06/2020	273	67,144	505	0	(17)
90-Day Eurodollar March Futures	03/2020	513	126,057	596	0	(26)
Euro-BTP Italy Government Bond September Futures	09/2019	48	7,330	264	35	0
Euro-Bund 10-Year Bond September Futures	09/2019	44	8,643	119	12	0
U.S. Treasury 5-Year Note September Futures	09/2019	1,223	144,505	2,126	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	682	87,275	1,523	21	0
U.S. Treasury 10-Year Ultra September Futures	09/2019	145	20,028	428	5	0
U.S. Treasury 30-Year Bond September Futures	09/2019	74	11,514	309	0	(9)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	143	25,391	832	0	(27)
Total Futures Contracts				$7,100	$73	$(106)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.285%		$9,200	$194	$32	$226	$0	$(4)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.438		200	0	4	4	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.284		1,500	188	(152)	36	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2022	0.526		100	20	(5)	15	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.263		4,650	33	393	426	0	(6)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.266	EUR	900	1	11	12	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2021	0.385		100	(1)	3	2	0	0
							$435	$286	$721	$0	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$89,200	$(3,110)	$328	$(2,782)	$34	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	506,850	33,475	5,323	38,798	440	(3)
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	41	6	47	1	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	6	41	1	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	60,000	573	790	1,363	28	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	509,100	9,748	1,247	10,995	237	0
					$40,762	$7,700	$48,462	$741	$(3)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$34,600	$(397)	$1,880	$1,483	$0	$(27)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	1,308	1,010	2,318	0	(42)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024	EUR	126,600	528	2,875	3,403	263	0
Pay(5)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		18,800	165	1,030	1,195	76	0
							$1,604	$6,795	$8,399	$339	$(69)
Total Swap Agreements							$42,801	$14,781	$57,582	$1,080	$(82)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

(n)	Securities with an aggregate market value of $46,500 and cash of $4,787 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$13,810	EUR	12,180	$40	$0
BPS	07/2019	CAD	2,290		$1,741	0	(8)
	07/2019	EUR	5,392		6,048	0	(84)
	07/2019	GBP	395		504	2	0
	07/2019	TRY	660		111	0	(2)
	07/2019		$327	ARS	16,347	42	0
	07/2019		224,816	EUR	197,727	20	0
	07/2019		94,045	GBP	74,158	132	0
	08/2019	EUR	197,727		$225,389	0	(24)
	08/2019	GBP	72,762		92,429	0	(119)
	08/2019	MXN	358,408		18,267	0	(275)
	08/2019		$462	ARS	20,600	0	(3)
BRC	07/2019		7,663	GBP	6,049	19	0
	10/2019		6	MXN	122	0	0
CBK	07/2019		1,352	AUD	1,942	11	0
	07/2019		6,026	GBP	4,753	10	0
	08/2019	CAD	287		$219	0	(1)
GLM	07/2019	EUR	2,097		2,379	0	(6)
	08/2019		$6	MXN	122	0	0
	10/2019	MXN	121		$6	0	0
HUS	07/2019	EUR	195,319		218,341	0	(3,756)
	07/2019		$610	ARS	30,257	73	0
	09/2019	CNH	3,965		$571	0	(6)
JPM	07/2019	CAD	2,600		1,973	0	(13)
	07/2019	DKK	1,335		202	0	(1)
	07/2019	EUR	7,099		8,026	0	(46)
	10/2019	DKK	1,335		205	0	0
MYI	07/2019	CAD	5,110		3,899	0	(5)
RYL	07/2019		2,100		1,594	0	(10)
SCX	07/2019		3,080		2,311	0	(42)
	07/2019	GBP	79,812		101,018	0	(339)
	07/2019		$98	RUB	6,526	5	0
	09/2019	IDR	1,972,692		$135	0	(4)
SSB	07/2019	CAD	1,100		835	0	(5)
TOR	07/2019		600		455	0	(3)
	08/2019		$18,270	MXN	358,408	271	0
Total Forward Foreign Currency Contracts						$625	$(4,752)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.HY-32 5-Year Index	Sell	103.000%	08/21/2019	215,000	$(623)	$(323)
Total Written Options						$(623)	$(323)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.731%		$41,900	$(1,508)	$1,794	$286	$0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.501		8,600	(128)	255	127	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		2,300	(24)	25	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		1,200	(19)	13	0	(6)
	Telecom Italia SpA	1.000	Quarterly	12/20/2022	1.425	EUR	6,400	(95)	(10)	0	(105)
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.144		$2,800	(151)	137	0	(14)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.906		3,500	(13)	30	17	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799		700	(67)	38	0	(29)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.178		400	(11)	8	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.597		21,200	(277)	572	295	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912		16,500	(168)	242	74	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		1,800	(30)	21	0	(9)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547		100	(5)	3	0	(2)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	2.296		16,600	(769)	618	0	(151)
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.822		16,000	(242)	368	126	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600		12,700	(1,137)	753	0	(384)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799		700	(66)	37	0	(29)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.781		2,150	(83)	91	8	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.686		1,000	(110)	121	11	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496		1,700	(56)	17	0	(39)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804		21,000	(314)	497	183	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.822		52,500	(775)	1,190	415	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799		1,200	(111)	60	0	(51)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.880		9,100	(199)	238	39	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673		19,500	(832)	230	0	(602)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.686		4,150	(456)	504	48	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.144		50	(3)	3	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.359		600	(21)	12	0	(9)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496		5,200	(152)	34	0	(118)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		16,300	(262)	266	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		21,700	(349)	244	0	(105)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		1,900	(18)	18	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		300	(5)	4	0	(1)
	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.281		25,400	244	297	541	0
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.781		4,500	(147)	163	16	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		300	(4)	4	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.509		2,000	14	15	29	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866		21,200	(1,305)	1,367	62	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	3.445		600	(55)	21	0	(34)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.157		600	35	(10)	25	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		18,900	(1,385)	1,379	0	(6)
								$(11,059)	$11,669	$2,307	$(1,697)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$2,800	$(155)	$184	$29	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	264	72	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	3,065	648	0
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	893	181	0
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,127)	2,671	544	0
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	412	83	0
						$(5,932)	$7,489	$1,557	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$1,600	$(11)	$71	$60	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	25,400	(154)	540	386	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	23,800	(164)	1,113	949	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	25,300	(145)	798	653	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	49,000	(282)	1,454	1,172	0
								$(756)	$3,976	$3,220	$0
Total Swap Agreements								$(17,747)	$23,134	$7,084	$(1,697)

(p)	Securities with an aggregate market value of $5,129 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$95,672	$37,415	$133,087
Corporate Bonds & Notes
Banking & Finance	0	585,235	2,114	587,349
Industrials	0	585,909	2,924	588,833
Utilities	0	189,653	0	189,653
Convertible Bonds & Notes
Industrials	0	562	0	562
Utilities	0	4,272	0	4,272
Municipal Bonds & Notes
California	0	166	0	166
Texas	0	3,301	0	3,301
U.S. Government Agencies	0	295,978	0	295,978
U.S. Treasury Obligations	0	862,608	0	862,608
Non-Agency Mortgage-Backed Securities	0	219,605	0	219,605
Asset-Backed Securities	0	172,625	0	172,625
Sovereign Issues	0	485,891	0	485,891
Common Stocks
Communication Services	1,265	3	0	1,268
Consumer Discretionary	807	0	0	807

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

Energy	0	0	1,793	1,793
Utilities	125	344	0	469
Warrants
Communication Services	0	1,219	0	1,219
Preferred Securities
Banking & Finance	0	1,346	0	1,346
Short-Term Instruments
Certificates of Deposit	0	9,300	0	9,300
Commercial Paper	0	13,410	0	13,410
Repurchase Agreements	0	1,607	0	1,607
Argentina Treasury Bills	0	86	0	86
	$2,197	$3,528,792	$44,246	$3,575,235
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$458,549	$0	$0	$458,549

Total Investments	$460,746	$3,528,792	$44,246	$4,033,784

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	73	1,080	0	1,153
Over the counter	0	7,684	25	7,709
	$73	$8,764	$25	$8,862
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(106)	(82)	0	(188)
Over the counter	0	(6,772)	0	(6,772)
	$(106)	$(6,854)	$0	$(6,960)
Total Financial Derivative Instruments	$(33)	$1,910	$25	$1,902

Totals	$460,713	$3,530,702	$44,271	$4,035,686

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019(2)
Investments in Securities, at Value
Loan Participations and Assignments	$35,620	$0	$(14)	$35	$0	$127	$3,748	$(2,101)	$37,415	$120
Corporate Bonds & Notes
Banking & Finance	1,890	0	0	0	0	224	0	0	2,114	224
Industrials	3,026	0	(77)	0	(1)	53	0	(77)	2,924	52
Asset-Backed Securities	654	0	0	0	0	11	0	(665)	0	0
Common Stocks
Energy	3,905	0	0	0	0	(2,112)	0	0	1,793	(2,112)
	$45,095	$0	$(91)	$35	$(1)	$(1,697)	$3,748	$(2,843)	$44,246	$(1,716)

Financial Derivative Instruments - Assets
Over the counter	$30	$0	$0	$0	$0	$(5)	$0	$0	$25	$(5)
Totals	$45,125	$0	$(91)	$35	$(1)	$(1,702)	$3,748	$(2,843)	$44,271	$(1,721)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$6,752	Proxy Pricing	Base Price	99.550 - 100.622
	30,663	Third Party Vendor	Broker Quote	99.625 - 100.375
Corporate Bonds & Notes
Banking & Finance	2,114	Other Valuation Techniques(3)	-	-
Industrials	2,924	Proxy Pricing	Base Price	103.520
Common Stocks
Energy	48	Other Valuation Techniques(3)	-	-
	1,745	Reference Instrument	Liquidity Discount	22.580

Financial Derivative Instruments - Assets
Over the counter	25	Indicative Market Quotation	Broker Quote	3.990
Total	$44,271

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Brookfield Retail Holdings 4.902% (LIBOR03M + 2.500%) due 08/27/2025 ~		$2,670	$2,613
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~		298	297
Financial & Risk U.S. Holdings, Inc. 4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	3,284	3,733
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		$7,050	7,046
PG&E Corp. 1.125% due 12/31/2020 «µ		2,350	2,348
RegionalCare Hospital Partners Holdings, Inc. 6.904% - 9.000% (LIBOR03M + 4.500%) due 11/17/2025 ~		7,363	7,339
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		14,500	14,464
Total Loan Participations and Assignments (Cost $37,758)			37,840
CORPORATE BONDS & NOTES 23.5%
BANKING & FINANCE 16.0%
ABN AMRO Bank NV 4.750% due 07/28/2025		1,400	1,504
AerCap Ireland Capital DAC 4.450% due 10/01/2025		2,800	2,953
AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~		6,600	3,960
AIA Group Ltd.
2.907% (US0003M + 0.520%) due 09/20/2021 ~		1,900	1,900
3.900% due 04/06/2028		2,800	2,978
Ally Financial, Inc. 4.125% due 03/30/2020		100	101
Ambac Assurance Corp. 5.100% due 06/07/2020		1	2
Ambac LSNI LLC 7.319% due 02/12/2023 •		5	5
Aviation Capital Group LLC 3.470% (US0003M + 0.950%) due 06/01/2021 ~		3,900	3,921
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		5,000	5,260
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	2,000	2,341
8.875% due 04/14/2021 •(h)(i)		1,600	2,031
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)		2,800	3,355
Bank of America Corp.
3.499% due 05/17/2022 •		$1,300	1,326
3.550% due 03/05/2024 •		5,100	5,285
3.552% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,725
3.752% (US0003M + 1.160%) due 01/20/2023 ~		600	607
4.125% due 01/22/2024		11,000	11,767
5.875% due 03/15/2028 •(h)		5,500	5,746
Banque Federative du Credit Mutuel S.A. 3.750% due 07/20/2023		2,200	2,307
Barclays Bank PLC 10.000% due 05/21/2021	GBP	25,675	37,500
Barclays PLC
4.972% due 05/16/2029 •		$1,900	2,027
6.500% due 09/15/2019 •(h)(i)	EUR	400	461
7.000% due 09/15/2019 •(h)(i)	GBP	200	257
BNP Paribas S.A.
4.400% due 08/14/2028		$6,000	6,503
4.705% due 01/10/2025 •		1,800	1,936
Brown & Brown, Inc. 4.200% due 09/15/2024		5,000	5,282
Citibank N.A. 3.400% due 07/23/2021		3,500	3,575
Citigroup, Inc.
3.540% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,816
3.887% due 01/10/2028 •		7,000	7,408
4.044% due 06/01/2024 •		9,200	9,727
4.075% due 04/23/2029 •		2,400	2,579

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	2,007
3.193% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,602
5.500% due 06/29/2020 •(h)(i)	EUR	600	711
6.625% due 06/29/2021 •(h)(i)		200	252
6.875% due 03/19/2020 (i)		4,000	4,774
Corp. Andina de Fomento 3.950% due 10/15/2021 (g)	MXN	287,591	14,809
Credit Suisse AG 6.500% due 08/08/2023 (i)		$7,700	8,494
Credit Suisse Group AG 7.500% due 07/17/2023 •(h)(i)		2,300	2,471
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		14,975	15,642
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	225
3.855% (US0003M + 1.290%) due 02/04/2021 ~		$1,100	1,091
4.250% due 10/14/2021		20,050	20,320
5.000% due 02/14/2022		9,900	10,206
Discover Bank 4.650% due 09/13/2028		5,000	5,472
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		3,489	3,590
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,748	2,862
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,000	5,260
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		9,800	9,793
3.484% (US0003M + 0.880%) due 10/12/2021 ~		400	394
3.753% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,673
5.139% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,425
5.729% (US0003M + 3.140%) due 01/07/2022 ~		800	825
General Motors Financial Co., Inc.
3.550% due 07/08/2022		2,400	2,443
3.640% (US0003M + 1.310%) due 06/30/2022 ~		900	900
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		6,000	6,049
3.691% due 06/05/2028 •		16,100	16,641
Harley-Davidson Financial Services, Inc. 3.460% (US0003M + 0.940%) due 03/02/2021 ~		4,500	4,495
HSBC Holdings PLC
3.400% due 03/08/2021		400	406
4.300% due 03/08/2026		400	430
4.583% due 06/19/2029 •		5,600	6,120
5.875% due 09/28/2026 •(h)(i)	GBP	6,200	8,286
6.250% due 03/23/2023 •(h)(i)		$200	206
ING Groep NV 4.100% due 10/02/2023		4,000	4,227
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	18,001
3.220% due 03/01/2025 •		8,000	8,231
3.797% due 07/23/2024 •		2,000	2,099
4.005% due 04/23/2029 •		1,000	1,079
Lloyds Bank PLC 12.000% due 12/16/2024 •(h)		1,350	1,644
Lloyds Banking Group PLC
4.450% due 05/08/2025		12,900	13,737
6.375% due 06/27/2020 •(h)(i)	EUR	1,000	1,181
7.625% due 06/27/2023 •(h)(i)	GBP	3,700	5,127
7.875% due 06/27/2029 •(h)(i)		400	578
Morgan Stanley
3.125% due 01/23/2023		$1,800	1,841
3.522% (US0003M + 0.930%) due 07/22/2022 ~		1,700	1,711
3.772% due 01/24/2029 •		1,900	2,003
3.780% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,319
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		7,000	7,123
Nationwide Building Society
3.766% due 03/08/2024 •		10,400	10,618
3.900% due 07/21/2025		2,800	2,947
4.302% due 03/08/2029 •		13,500	14,146
4.363% due 08/01/2024 •		5,000	5,220
Navient Corp.
5.875% due 03/25/2021		6,604	6,872
8.000% due 03/25/2020		100	104
Nordea Kredit Realkreditaktieselskab 2.000% due 10/01/2019	DKK	113,600	17,452
Nykredit Realkredit A/S 1.000% due 10/01/2019		323,200	49,474
OMX Timber Finance Investments LLC 5.420% due 01/29/2020		$600	605
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •		17,650	19,442
Regions Bank 3.035% (US0003M + 0.500%) due 08/13/2021 ~		1,100	1,099

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •		600	625
4.892% due 05/18/2029 •		2,200	2,350
6.125% due 12/15/2022		180	194
6.400% due 10/21/2019		42,650	43,148
7.648% due 09/30/2031 •(h)		2,125	2,778
8.000% due 08/10/2025 •(h)(i)		900	975
Santander Holdings USA, Inc. 4.450% due 12/03/2021		2,400	2,496
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		650	657
Santander UK PLC 3.140% (US0003M + 0.620%) due 06/01/2021 ~		1,500	1,504
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		1,500	1,570
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,556
6.125% due 05/15/2022		950	1,024
6.125% due 03/15/2024		9,700	10,452
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	3,400	4,742
Toronto-Dominion Bank 3.589% (US0003M + 1.000%) due 04/07/2021 ~		$13,300	13,484
UBS AG 7.625% due 08/17/2022 (i)		35,100	39,380
UniCredit SpA
6.497% (US0003M + 3.900%) due 01/14/2022 ~		6,700	6,972
7.830% due 12/04/2023		14,700	16,804
Unigel Luxembourg S.A. 10.500% due 01/22/2024		4,000	4,300
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,817
3.584% due 05/22/2028 •		9,900	10,349
5.900% due 06/15/2024 •(h)		1,300	1,361
Wells Fargo Bank N.A. 3.325% due 07/23/2021 •		1,500	1,514
			678,951
INDUSTRIALS 4.5%
AbbVie, Inc.
2.900% due 11/06/2022		500	503
3.600% due 05/14/2025		4,700	4,865
4.500% due 05/14/2035		4,500	4,631
Altice Financing S.A. 6.625% due 02/15/2023		700	719
Altice France S.A. 5.625% due 05/15/2024	EUR	1,020	1,207
Amazon.com, Inc. 4.050% due 08/22/2047		$6,300	7,131
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		3,100	3,143
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,900	3,069
4.375% due 12/15/2028		700	738
Bombardier, Inc. 7.875% due 04/15/2027		900	903
Broadcom Corp.
3.000% due 01/15/2022		5,400	5,423
3.625% due 01/15/2024		500	505
Campbell Soup Co. 3.950% due 03/15/2025		5,200	5,410
CCO Holdings LLC 5.000% due 02/01/2028		2,900	2,969
Charter Communications Operating LLC
4.464% due 07/23/2022		600	630
4.500% due 02/01/2024		600	639
4.908% due 07/23/2025		15,700	17,049
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		1,800	2,009
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		4,000	4,350
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		1,600	1,628
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(b)(c)		2,262	1,085
Continental Airlines Pass-Through Trust 6.703% due 12/15/2022		50	53
Continental Resources, Inc. 4.375% due 01/15/2028		3,900	4,113
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		2,000	1,955
CSN Resources S.A. 6.500% due 07/21/2020 (k)		295	304
CVS Health Corp.
3.500% due 07/20/2022		500	514

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.125% due 07/20/2045		1,700	1,816
DAE Funding LLC 5.000% due 08/01/2024		200	209
Dell International LLC
4.420% due 06/15/2021		4,250	4,378
6.020% due 06/15/2026		2,250	2,483
DISH DBS Corp. 7.875% due 09/01/2019		4,800	4,830
Enterprise Products Operating LLC 5.200% due 09/01/2020		3,275	3,388
Equifax, Inc. 3.388% (US0003M + 0.870%) due 08/15/2021 ~		1,200	1,197
Exela Intermediate LLC 10.000% due 07/15/2023		1,300	1,063
General Mills, Inc. 3.598% (US0003M + 1.010%) due 10/17/2023 ~		400	404
Hewlett Packard Enterprise Co. 3.318% (US0003M + 0.720%) due 10/05/2021 ~		5,700	5,701
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		3,200	3,348
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	3,600	4,159
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024		$2,300	2,288
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020		5,534	5,675
Kraft Heinz Foods Co.
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	105
Marvell Technology Group Ltd. 4.875% due 06/22/2028		1,200	1,273
MGM Resorts International 6.750% due 10/01/2020		500	524
Murphy Oil Corp. 5.750% due 08/15/2025		2,600	2,708
Newfield Exploration Co. 5.375% due 01/01/2026		5,100	5,594
Owens Corning 3.400% due 08/15/2026		400	390
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		300	317
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,569
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,676
4.800% due 05/20/2045		1,900	2,130
Reynolds American, Inc. 4.000% due 06/12/2022		800	830
Sands China Ltd.
5.125% due 08/08/2025		7,700	8,273
5.400% due 08/08/2028		1,500	1,632
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		5,600	5,824
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	400	378
3.250% due 04/15/2022		2,100	2,362
6.000% due 04/15/2024		$1,700	1,610
Transocean, Inc. 7.250% due 11/01/2025		6,100	5,803
United Technologies Corp. 4.125% due 11/16/2028		2,900	3,187
Vale Overseas Ltd. 6.250% due 08/10/2026		700	799
Volkswagen Group of America Finance LLC
3.305% (US0003M + 0.770%) due 11/13/2020 ~		12,000	12,052
3.875% due 11/13/2020		700	715
Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~		2,800	2,793
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,100	3,103
3.150% due 04/01/2022		3,000	3,052
3.375% due 11/30/2021		200	203
3.550% due 04/01/2025		1,500	1,547
			189,038
UTILITIES 3.0%
Antero Midstream Partners LP 5.750% due 03/01/2027		10,500	10,526
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		6,300	6,333
3.616% (US0003M + 1.180%) due 06/12/2024 ~		7,900	8,005
4.300% due 02/15/2030		105	112
Duke Energy Corp.
3.028% (US0003M + 0.500%) due 05/14/2021 ~		2,700	2,707
3.101% (US0003M + 0.650%) due 03/11/2022 ~		7,000	7,038

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Enable Midstream Partners LP 4.950% due 05/15/2028		2,500	2,625
National Rural Utilities Cooperative Finance Corp. 2.694% (US0003M + 0.375%) due 06/30/2021 ~		1,200	1,203
NextEra Energy Capital Holdings, Inc. 3.241% (US0003M + 0.720%) due 02/25/2022 ~		10,200	10,261
ONEOK, Inc. 4.350% due 03/15/2029		8,900	9,519
Petrobras Global Finance BV
5.999% due 01/27/2028		26,210	27,901
6.625% due 01/16/2034	GBP	1,200	1,702
6.850% due 06/05/2115		$200	208
Rio Oil Finance Trust
8.200% due 04/06/2028		400	450
9.250% due 07/06/2024		154	172
Sprint Communications, Inc. 7.000% due 08/15/2020		4,900	5,090
Sprint Corp. 7.625% due 03/01/2026		6,600	7,052
Tallgrass Energy Partners LP 4.750% due 10/01/2023		3,400	3,460
Transocean Proteus Ltd. 6.250% due 12/01/2024		1,913	1,982
Verizon Communications, Inc.
3.376% due 02/15/2025		207	216
3.618% (US0003M + 1.100%) due 05/15/2025 ~		3,000	3,041
4.016% due 12/03/2029		1,362	1,477
4.125% due 03/16/2027		7,400	8,062
4.329% due 09/21/2028		7,144	7,907
			127,049
Total Corporate Bonds & Notes (Cost $981,639)			995,038
MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047		2,255	2,254
3.211% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,040
			5,294
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		271	306
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		1,100	1,298
			1,604
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2026 ^(c)		275	205
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.750% due 07/01/2041 ^(c)		155	111
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.500% due 07/01/2026 ^(c)		120	71
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(c)		280	164
			551
WASHINGTON 0.7%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023		4,300	4,432
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021		8,500	8,590
2.953% due 07/01/2022		15,000	15,281
			28,303
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)		34,905	2,141
7.467% due 06/01/2047		5,120	5,171
			7,312
Total Municipal Bonds & Notes (Cost $40,878)			43,064
U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
2.524% due 03/25/2034 •		$37	37
2.554% due 08/25/2034 •		15	15

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.560% due 03/25/2036 •	27	27
2.570% due 12/25/2036 •	48	47
2.704% due 12/25/2028 •	2	2
2.754% due 03/25/2037 - 05/25/2042 •	131	132
2.832% due 10/18/2030 •	2	2
2.932% due 04/18/2032 •	28	28
3.304% due 04/25/2032 •	1	1
3.449% due 05/01/2036 •	5	5
3.682% due 08/01/2042 - 10/01/2044 •	184	186
3.875% due 11/25/2023 •	12	12
4.211% due 08/01/2028 •	2	2
4.241% due 12/01/2036 •	13	13
4.291% due 12/01/2034 •	16	17
4.359% due 08/01/2029 •	10	10
4.393% due 05/25/2035	13	14
4.510% due 09/01/2034 •	4	4
4.545% due 12/01/2034 •	7	7
4.622% due 09/01/2031 •	11	11
4.628% due 09/01/2039 •	19	19
4.646% due 05/01/2036 •	53	56
4.648% due 03/01/2036 •	116	120
4.737% due 12/01/2035 •	1	1
4.743% due 11/01/2034 •	178	188
4.750% due 03/01/2027 - 02/01/2036 •	52	54
4.788% due 01/01/2036 •	122	129
5.000% due 01/25/2035	13	14
5.610% due 01/25/2032 Þ	28	30
5.750% due 02/25/2033 Þ	117	125
5.750% due 08/25/2033	42	46
6.000% due 01/25/2033 - 07/25/2044	164	188
6.473% due 10/25/2031 Þ	1	1
6.589% due 10/25/2031 Þ	56	60
7.500% due 12/25/2019 - 06/25/2032	28	32
9.000% due 12/25/2019	1	1
Fannie Mae UMBS
3.500% due 10/01/2040 - 05/01/2049	312,861	320,495
4.000% due 05/01/2047 - 12/01/2048	68,124	70,954
6.500% due 06/01/2036 - 09/01/2038	2,163	2,543
Fannie Mae UMBS, TBA
3.000% due 08/01/2049	10,600	10,678
3.500% due 07/01/2049 - 09/01/2049	243,100	248,408
Federal Housing Administration
6.896% due 07/01/2020	53	53
7.430% due 02/01/2023	2	2
Freddie Mac
1.638% due 10/25/2021 ~(a)	31,691	941
2.744% due 12/15/2029 •	43	43
2.894% due 01/15/2032 •	6	6
3.904% due 07/25/2044 •	1,689	1,736
4.000% due 07/01/2047 - 10/01/2047	452	472
4.101% due 09/01/2035 •	6	6
4.500% due 08/01/2035 •	8	8
4.521% due 09/01/2035 •	3	3
4.723% due 12/01/2032 •	5	5
4.782% due 03/01/2036 •	47	50
4.931% due 07/25/2033 ~	2	2
5.000% due 03/15/2021 - 08/15/2038	44	45
5.500% due 09/15/2039	83	92
6.000% due 05/15/2035	137	156
6.500% due 10/25/2043	65	77
6.502% due 11/25/2030 Þ	8	8
6.555% due 09/25/2029 ~	44	47
7.000% due 07/25/2043	40	48
7.500% due 08/15/2030 - 03/25/2044	78	94
8.610% due 12/25/2030 Þ	118	124
Freddie Mac, TBA
4.000% due 07/01/2049	700	724
Ginnie Mae
2.683% due 05/20/2037 •	561	561
2.944% due 12/16/2025 •	23	23
3.625% (H15T1Y + 1.500%) due 06/20/2021 ~	9	9
3.625% due 04/20/2030 •	12	12
3.750% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	17	18
3.750% due 07/20/2030 •	17	17
4.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	25	25
4.000% due 01/20/2027 •	45	46
4.125% (H15T1Y + 1.500%) due 12/20/2021 ~	2	2
4.125% due 10/20/2027 - 10/20/2029 •	28	29
5.000% due 03/15/2039 - 05/15/2039	923	1,016
5.500% due 10/15/2034 - 03/15/2035	77	85
6.000% due 06/20/2038	28	31
8.000% due 03/20/2030	12	14
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	34	35
4.760% due 09/01/2025	39	40

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.600% due 09/01/2028	153	167
6.220% due 12/01/2028	127	140
7.190% due 12/01/2019	3	3
7.200% due 10/01/2019	10	10
Total U.S. Government Agencies (Cost $655,976)		661,741
U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (o)	20	20
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021	78,913	78,191
0.125% due 07/15/2026 (m)	52	52
0.250% due 01/15/2025	38,511	38,570
0.375% due 07/15/2027	26,739	27,000
0.625% due 01/15/2026	19,515	19,991
0.750% due 07/15/2028	4,784	4,987
0.875% due 01/15/2029	114,342	120,421
1.750% due 01/15/2028	15,001	16,827
2.375% due 01/15/2025	20,332	22,728
2.375% due 01/15/2027	52,579	60,753
2.500% due 01/15/2029	6,831	8,222
U.S. Treasury Notes
1.375% due 06/30/2023 (m)	2	2
1.625% due 02/15/2026 (m)(o)	7,210	7,102
1.750% due 01/31/2023 (m)	700	700
2.000% due 04/30/2024 (k)(m)	101,740	102,815
2.000% due 05/31/2024	158,100	159,894
2.000% due 02/15/2025 (m)(o)	2,400	2,424
2.125% due 05/15/2025 (m)(o)	1,485	1,509
2.250% due 01/31/2024 (m)(o)	9,520	9,724
2.250% due 11/15/2024 (m)(o)	18,700	19,131
2.375% due 08/15/2024 (k)(m)	61,170	62,938
2.375% due 05/15/2029	550	568
2.500% due 01/31/2024 (m)(o)	15,000	15,487
2.500% due 05/15/2024 (m)(o)	32,900	34,020
2.625% due 02/15/2029	3,310	3,489
2.750% due 02/15/2024 (m)(o)	8,480	8,853
Total U.S. Treasury Obligations (Cost $813,071)		826,418
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust
2.664% due 03/25/2036 •	311	221
4.318% due 10/25/2035 ^~	959	920
4.446% due 09/25/2035 ^~	8	8
American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~	505	475
3.424% due 11/25/2046 •	10,169	5,147
3.474% due 10/25/2046 •	235	228
American Home Mortgage Investment Trust
4.044% due 09/25/2045 •	184	186
4.213% due 10/25/2034 •	5	5
Banc of America Alternative Loan Trust 6.000% due 01/25/2036 ^	597	591
Banc of America Funding Trust
2.543% due 02/20/2047 •	2,094	2,091
2.573% due 10/20/2036 •	531	478
2.614% due 04/25/2037 ^•	424	361
2.663% due 06/20/2047 •	1,569	1,442
2.804% due 05/25/2037 ^•	289	252
4.312% due 10/20/2046 ^~	1,743	1,626
4.588% due 06/20/2037 ^~	127	124
5.500% due 09/25/2034	1,208	1,203
5.806% due 03/25/2037 ^~	13	13
5.878% due 10/25/2036 ^~	357	344
6.000% due 08/25/2037 ^	1,057	1,000
Banc of America Mortgage Trust
4.817% due 02/25/2034 ~	64	65
4.861% due 05/25/2034 ~	172	175
6.500% due 10/25/2031	3	3
BCAP LLC Trust
0.000% due 06/26/2036 ~	1,332	915
1.316% due 02/26/2036 ~	912	351
3.170% due 04/26/2037 ~	453	453
3.297% due 11/26/2046 •	3,007	3,031
4.760% due 10/26/2036 ~	333	329
5.250% due 02/26/2036 ~	2,355	1,772
5.250% due 06/26/2037	1,013	983
14.246% due 04/26/2037 ~	920	457
Bear Stearns Adjustable Rate Mortgage Trust
3.443% due 05/25/2034 ~	11	11
4.275% due 08/25/2035 ~	166	147
4.305% due 08/25/2035 ^~	83	80
4.436% due 02/25/2033 ~	5	4
4.631% due 04/25/2034 ~	43	44

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.677% due 11/25/2034 ~	147	146
4.713% due 11/25/2034 ~	3	3
4.750% due 10/25/2034 ~	45	44
4.761% due 01/25/2034 ~	271	280
4.870% due 05/25/2034 ~	30	30
Bear Stearns ALT-A Trust
2.604% due 02/25/2034 •	101	93
2.724% due 08/25/2036 ^•	1,665	1,767
2.744% due 08/25/2036 ^•	752	622
2.844% due 04/25/2036 ^•	2,377	2,761
3.104% due 09/25/2034 •	226	227
3.999% due 11/25/2036 ^~	595	542
4.001% due 01/25/2036 ^~	1,297	1,325
4.089% due 08/25/2036 ^~	16	14
4.131% due 03/25/2036 ^~	405	352
4.159% due 11/25/2035 ^~	138	121
4.187% due 03/25/2036 ~	1,426	1,030
4.625% due 05/25/2035 ~	2,406	2,459
Bear Stearns Mortgage Funding Trust 2.594% due 01/25/2037 •	2,769	2,719
Chase Mortgage Finance Trust
4.500% due 07/25/2037 ~	49	51
4.791% due 02/25/2037 ~	56	58
ChaseFlex Trust
2.704% due 07/25/2037 •	670	603
4.215% due 08/25/2037 ^Þ	2,532	2,517
6.000% due 02/25/2037 ^	727	511
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.634% due 05/25/2036 •	1,033	1,004
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	117	120
6.000% due 09/25/2037	297	320
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	53	53
Citigroup Global Markets Mortgage Securities, Inc. 2.904% due 05/25/2032 •	73	73
Citigroup Mortgage Loan Trust
4.422% due 11/25/2036 ^~	589	560
4.522% due 09/25/2037 ^~	2,504	2,283
4.552% due 08/25/2035 ~	627	638
4.552% due 08/25/2035 ^~	69	61
4.990% due 11/25/2035 •	832	840
Citigroup Mortgage Loan Trust, Inc.
4.200% due 09/25/2035 •	263	261
4.843% due 02/25/2034 ~	72	73
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	638	637
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	633	515
Countrywide Alternative Loan Trust
2.524% due 06/25/2036 •	1,108	1,054
2.544% due 04/25/2047 •	3,759	3,600
2.574% due 01/25/2037 ^•	73	72
2.594% due 09/25/2046 ^•	127	117
2.604% due 06/25/2037 •	21	21
2.613% due 07/20/2035 •	35	35
2.654% due 09/25/2046 ^•	834	689
2.684% due 12/25/2035 •	382	377
2.754% due 05/25/2036 ^•	1,393	859
2.754% due 05/25/2037 ^•	48	25
2.774% due 02/25/2037 ^•	10,009	3,528
2.804% due 05/25/2036 ^•	1,953	1,658
2.854% due 09/25/2035 ^•	3,515	2,751
2.904% due 12/25/2035 ^•	3,728	2,410
2.904% due 05/25/2037 ^•	1,175	621
3.023% due 11/20/2035 •	2,925	2,806
3.104% due 05/25/2036 •	1,539	895
3.114% due 07/25/2036 ^•	1,251	658
3.154% due 08/25/2035 ^•	100	83
3.204% due 12/25/2035 ^•	713	630
3.304% due 12/25/2036 ^•	5,748	2,827
3.677% due 10/25/2035 ^~	442	384
3.984% due 01/25/2036 •	971	992
3.988% due 06/25/2037 ^~	177	168
5.250% due 06/25/2035 ^	21	20
5.500% due 04/25/2035	508	517
5.500% due 10/25/2035 ^	448	386
5.500% due 11/25/2035 ^	2,254	1,970
5.500% due 12/25/2035 ^	302	251
5.500% due 01/25/2036	388	349
5.500% due 03/25/2036 ^	60	45
5.750% due 07/25/2035 ^	2,077	1,857
6.000% due 04/25/2036 ^	851	580
6.000% due 01/25/2037 ^	1,075	905
6.000% due 02/25/2037 ^	2,807	2,017
6.000% due 03/25/2037 ^	1,063	762

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

6.000% due 08/25/2037 ^		702	573
6.250% due 11/25/2036 ^		603	542
6.500% due 09/25/2037 ^		1,350	919
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •		2	2
3.044% due 03/25/2035 •		155	159
3.064% due 02/25/2035 •		65	65
3.144% due 02/25/2035 •		1,115	1,068
3.164% due 09/25/2034 •		5	5
3.859% due 07/25/2034 ~		151	153
3.865% due 09/25/2034 ^~		31	24
3.865% due 03/25/2037 ^~		130	122
3.914% due 06/20/2035 ~		13	13
3.927% due 08/25/2034 ^~		7	7
3.927% due 08/25/2034 ~		115	113
4.280% due 11/25/2034 ~		62	63
4.512% due 12/25/2033 ~		27	28
4.592% due 02/20/2036 ^•		358	319
4.667% due 02/20/2036 ^•		856	795
4.696% due 10/19/2032 ~		5	5
5.500% due 11/25/2035 ^		97	85
5.500% due 07/25/2037 ^		647	514
5.750% due 07/25/2037 ^		3,131	2,646
5.750% due 08/25/2037		11,857	10,499
6.000% due 02/25/2036 ^		621	472
6.000% due 03/25/2036 ^		5	5
Countrywide Home Loan Reperforming REMIC Trust
2.744% due 06/25/2035 •		1,171	1,130
2.804% due 11/25/2034 •		29	27
Credit Suisse First Boston Mortgage Securities Corp.
0.416% due 05/15/2023 ~(a)		159,210	385
3.133% due 03/25/2032 ~		68	66
6.000% due 01/25/2036 ^		1,544	1,155
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.201% due 07/25/2033 ~		5	5
7.000% due 02/25/2034		181	203
Credit Suisse Mortgage Capital Certificates
3.819% due 07/27/2037 ~		2,749	2,592
3.915% due 08/27/2046 ~		2,071	2,093
4.109% due 02/26/2036 ~		7	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		505	414
7.000% due 08/25/2037 ^~		1,000	824
Deutsche ALT-A Securities, Inc. 2.704% due 04/25/2037 •		632	405
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.504% due 08/25/2037 ^•		778	651
2.524% due 08/25/2036 ^•		2,462	2,332
Downey Savings & Loan Association Mortgage Loan Trust
2.650% due 08/19/2045 •		18	18
3.424% due 03/19/2046 ^•		806	746
EMF-NL Prime BV 0.490% due 04/17/2041 •	EUR	4,535	4,956
Eurosail PLC 1.190% due 10/17/2040 •		2,384	2,710
First Horizon Alternative Mortgage Securities Trust
4.022% due 01/25/2036 ^~		$4,458	3,460
4.120% due 03/25/2035 ~		36	30
4.211% due 06/25/2036 ^~		631	587
4.273% due 04/25/2036 ^~		562	533
First Horizon Asset Securities, Inc. 5.500% due 12/25/2035 ^		1,063	906
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~		177	148
GreenPoint Mortgage Funding Trust
2.844% due 06/25/2045 •		12	11
2.944% due 11/25/2045 •		87	77
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~		24	25
Grifonas Finance PLC 0.050% due 08/28/2039 •	EUR	657	699
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	319
GSMPS Mortgage Loan Trust 2.754% due 03/25/2035 •		55	51
GSR Mortgage Loan Trust
4.086% due 06/25/2034 ~		119	119
4.300% due 03/25/2033 •		11	11
5.750% due 03/25/2036 ^		343	367
5.750% due 01/25/2037 ^		738	669
6.000% due 02/25/2036 ^		2,051	1,571
6.000% due 03/25/2037 ^		1,381	1,208
6.000% due 05/25/2037 ^		450	416
6.500% due 09/25/2036 ^		480	376
HarborView Mortgage Loan Trust
2.570% due 11/19/2036 •		179	179

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.570% due 07/19/2046 ^•	176	136
2.570% due 11/19/2046 ^•	51	44
2.700% due 11/19/2035 •	1,072	1,031
2.870% due 06/19/2035 •	62	63
2.890% due 01/19/2036 •	1,472	1,177
2.945% due 06/19/2045 ^•	3,133	2,054
2.950% due 02/19/2036 •	1,058	894
3.210% due 11/19/2034 ^•	696	654
3.890% due 10/19/2035 •	620	539
4.656% due 04/19/2034 ~	7	7
HomeBanc Mortgage Trust 4.197% due 04/25/2037 ^~	11,056	10,322
Impac CMB Trust 3.064% due 03/25/2035 •	120	119
Impac Secured Assets Trust 2.754% due 05/25/2036 •	158	160
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051	315	342
IndyMac Mortgage Loan Trust
2.564% due 04/25/2037 •	511	500
2.594% due 09/25/2046 •	31	30
2.604% due 11/25/2046 •	494	462
2.654% due 02/25/2037 •	2,215	1,732
3.835% due 06/25/2037 ^~	745	637
3.962% due 01/25/2036 ^~	413	383
4.119% due 06/25/2036 ~	888	837
4.290% due 12/25/2034 ~	399	402
4.335% due 12/25/2036 ^~	39	37
4.403% due 10/25/2034 ~	1,108	1,153
4.556% due 01/25/2036 ~	1,057	1,060
JPMorgan Alternative Loan Trust
2.544% due 03/25/2037 •	885	871
2.930% due 06/27/2037 •	474	415
4.349% due 05/25/2037 ^~	1,485	1,363
5.500% due 11/25/2036 ^~	1	1
5.658% due 05/26/2037 ~	5,516	4,733
6.310% due 08/25/2036 ^Þ	2,481	2,352
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	199	200
3.414% due 01/15/2046	40	41
JPMorgan Mortgage Trust
4.243% due 05/25/2034 ~	71	72
4.313% due 11/25/2035 ^~	417	392
4.323% due 11/25/2033 ~	9	10
4.392% due 04/25/2036 ^~	271	251
4.494% due 04/25/2037 ^~	50	47
4.536% due 07/25/2035 ~	30	31
5.750% due 01/25/2036 ^	1,160	923
6.000% due 08/25/2037 ^	15	12
6.250% due 07/25/2036 ^	1,750	1,334
6.500% due 01/25/2036 ^	624	496
6.500% due 08/25/2036 ^	2,060	1,502
Lehman XS Trust
2.604% due 08/25/2046 •	2,674	2,588
2.634% due 04/25/2046 ^•	2,169	2,152
MASTR Adjustable Rate Mortgages Trust
2.824% due 05/25/2047 ^•	27	430
3.004% due 05/25/2047 ^•	567	818
4.254% due 05/25/2034 ~	114	114
4.663% due 11/21/2034 ~	41	43
MASTR Seasoned Securitization Trust 4.027% due 10/25/2032 ~	19	19
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.094% due 11/15/2031 •	85	86
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •	189	185
Merrill Lynch Alternative Note Asset Trust 2.600% due 02/25/2037 •	138	138
Merrill Lynch Mortgage Investors Trust
0.800% due 11/25/2029 ~(a)	1,792	41
2.654% due 11/25/2035 •	1	1
2.784% due 08/25/2035 •	928	933
3.064% due 06/25/2028 •	2	2
4.347% due 03/25/2036 ^~	1,220	886
4.364% due 02/25/2036 ~	754	765
4.483% due 02/25/2033 ~	17	17
4.879% due 05/25/2033 ~	5	5
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	92	93
2.657% due 05/15/2046	100	101
2.825% due 08/15/2045	97	98
3.912% due 07/15/2046 ~	35	36
Morgan Stanley Mortgage Loan Trust
2.664% due 03/25/2036 •	477	391
3.682% due 07/25/2035 ~	189	177
4.044% due 08/25/2034 ~	222	210

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.250% due 07/25/2035 ^~		134	125
4.485% due 06/25/2036 ~		30	31
4.568% due 06/25/2036 ~		3,043	3,034
4.741% due 08/25/2034 ~		22	22
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		721	739
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.824% due 06/25/2037 •		6,118	5,103
4.099% due 10/25/2035 ~		578	582
4.714% due 08/25/2035 ~		229	231
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.784% due 12/25/2035 •		4,300	4,090
5.675% due 12/25/2035 ~		47	47
Prime Mortgage Trust
2.804% due 02/25/2034 •		3	3
5.500% due 06/25/2036 ^		122	123
RBSGC Structured Trust 5.500% due 11/25/2035 ^		4,522	4,317
RBSSP Resecuritization Trust
2.670% due 08/27/2037 •		1,522	1,499
2.910% due 06/27/2036 •		9,039	7,459
Residential Accredit Loans, Inc. Trust
2.544% due 01/25/2037 •		1,397	1,363
2.584% due 05/25/2036 •		1,840	1,764
2.589% due 12/25/2036 •		127	120
2.654% due 02/25/2036 ^•		288	226
2.654% due 08/25/2037 •		100	95
2.804% due 11/25/2036 ^•		407	309
3.204% due 10/25/2045 •		230	210
4.378% due 02/25/2035 ^~		776	680
4.934% due 01/25/2036 ^~		2,257	2,059
4.940% due 03/25/2035 ^~		348	326
5.165% due 09/25/2035 ^~		321	292
5.295% due 12/26/2034 ^~		265	191
6.000% due 06/25/2036 ^		341	318
6.074% due 09/25/2037 ~		12,071	10,267
6.500% due 09/25/2037 ^		435	428
Residential Asset Securitization Trust
2.804% due 01/25/2046 ^•		1,890	837
2.854% due 02/25/2034 •		119	109
5.500% due 09/25/2035 ^		121	101
5.500% due 12/25/2035 ^		331	270
5.750% due 02/25/2036 ^		1,070	754
6.000% due 07/25/2036		478	403
6.000% due 07/25/2037 ^		1,502	980
Residential Funding Mortgage Securities, Inc. Trust
4.267% due 09/25/2036 ^~		35	23
4.802% due 02/25/2036 ^~		535	501
6.000% due 10/25/2036 ^		663	632
6.500% due 03/25/2032		18	19
RMAC Securities PLC 0.943% due 06/12/2044 •	GBP	811	973
Securitized Asset Sales, Inc. 4.986% due 11/26/2023 ~		$24	22
Sequoia Mortgage Trust
3.156% due 11/22/2024 •		21	21
3.829% due 09/20/2046 ^~		91	75
Structured Adjustable Rate Mortgage Loan Trust
2.624% due 06/25/2037 •		2,591	2,509
2.724% due 10/25/2035 •		4,658	4,511
3.867% due 09/25/2036 ^~		427	335
3.904% due 01/25/2035 ^•		19	18
4.099% due 10/25/2036 ^~		480	389
4.113% due 04/25/2036 ^~		560	473
4.176% due 01/25/2035 ~		155	155
4.403% due 03/25/2034 ~		14	14
Structured Asset Mortgage Investments Trust
2.524% due 08/25/2036 •		285	267
2.584% due 07/25/2046 •		3,102	2,914
2.614% due 05/25/2036 •		232	218
2.614% due 08/25/2036 ^•		1,399	1,322
2.640% due 07/19/2035 •		319	316
2.684% due 02/25/2036 ^•		444	426
2.704% due 08/25/2036 ^•		776	668
2.864% due 05/25/2045 •		60	60
2.970% due 07/19/2034 •		9	9
3.050% due 09/19/2032 •		2	3
3.090% due 03/19/2034 •		3	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.710% due 03/25/2033 ~		72	75
Structured Asset Securities Corp. Trust 2.754% due 02/25/2035 •		19	18
Thornburg Mortgage Securities Trust
3.452% due 06/25/2037 •		22,130	20,980
4.092% due 10/25/2043 ~		99	99

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

TIAA Seasoned Commercial Mortgage Trust 5.483% due 08/15/2039 ~		73	74
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	24,900	31,742
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$86	89
3.244% due 04/10/2046		40	41
UBS-Citigroup Commercial Mortgage Trust 2.373% due 01/10/2045 ~(a)		21,926	842
Wachovia Mortgage Loan Trust LLC
4.671% due 10/20/2035 ~		1,138	1,074
4.704% due 03/20/2037 ^~		294	291
4.849% due 05/20/2036 ^~		629	624
WaMu Mortgage Pass-Through Certificates Trust
2.458% due 05/25/2046 •		156	151
2.458% due 12/25/2046 •		494	499
2.674% due 12/25/2045 •		7	8
2.694% due 12/25/2045 •		639	617
3.234% due 01/25/2047 •		169	174
3.254% due 06/25/2047 ^•		98	39
3.292% due 12/25/2046 •		365	367
3.334% due 10/25/2036 ^~		46	43
3.484% due 06/25/2046 •		965	957
3.597% due 07/25/2037 ^~		412	377
3.670% due 05/25/2037 ^~		79	71
3.696% due 06/25/2037 ^~		1,781	1,679
3.704% due 11/25/2042 •		16	15
3.708% due 03/25/2037 ^~		30,844	28,857
3.848% due 10/25/2036 ^~		1,091	1,012
3.904% due 06/25/2042 •		283	280
3.904% due 08/25/2042 •		153	150
4.188% due 08/25/2035 ~		507	516
4.197% due 10/25/2034 ~		224	227
4.250% due 01/25/2036 ~		995	1,029
4.380% due 09/25/2033 ~		15	15
4.458% due 03/25/2035 ~		258	257
4.541% due 03/25/2033 ~		64	65
4.618% due 12/25/2032 ~		3,369	3,545
4.697% due 06/25/2033 ~		86	88
4.814% due 03/25/2034 ~		3	3
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	640
1.584% due 12/21/2049 •		8,482	10,701
2.284% due 12/21/2049 •		910	1,173
2.784% due 12/21/2049 •		455	578
3.284% due 12/21/2049 •		260	331
3.784% due 12/21/2049 •		260	325
Washington Mutual Mortgage Pass-Through Certificates Trust
3.104% due 01/25/2036 ^•		$4,639	3,505
3.274% due 04/25/2047 •		5,127	3,919
3.941% due 02/25/2033 ~		7	7
4.278% due 06/25/2033 ~		47	47
5.500% due 11/25/2035		162	145
5.750% due 11/25/2035 ^		1,160	1,133
6.000% due 10/25/2035 ^		578	473
Wells Fargo Alternative Loan Trust 2.754% due 06/25/2037 ^•		1,823	1,307
Wells Fargo Mortgage-Backed Securities Trust
4.703% due 10/25/2033 ~		247	254
4.856% due 09/25/2034 ~		327	326
4.859% due 04/25/2036 ^~		31	32
4.901% due 12/25/2033 ~		2	2
4.992% due 07/25/2036 ^~		1,404	1,430
5.002% due 04/25/2036 ^~		331	338
5.088% due 05/25/2036 ^~		246	256
5.146% due 03/25/2035 ~		138	142
5.161% due 04/25/2035 ~		25	26
5.222% due 04/25/2036 ~		142	142
5.750% due 03/25/2037 ^		10	10
6.000% due 03/25/2037 ^		1,078	1,062
Total Non-Agency Mortgage-Backed Securities (Cost $345,321)			381,671
ASSET-BACKED SECURITIES 15.4%
ACE Securities Corp. Home Equity Loan Trust
2.524% due 08/25/2036 ^•		3,247	1,053
2.564% due 08/25/2036 ^•		1,741	570
2.604% due 12/25/2036 •		5,785	2,158
3.379% due 11/25/2033 •		237	236
Aegis Asset-Backed Securities Trust 3.404% due 03/25/2035 ^•		424	414
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		449	462
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.529% due 11/25/2034 •		870	874

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Amortizing Residential Collateral Trust 3.104% due 10/25/2031 •		495	490
Argent Securities Trust
2.514% due 09/25/2036 •		428	175
2.554% due 06/25/2036 •		3,972	1,417
2.554% due 07/25/2036 •		2,401	1,041
2.554% due 09/25/2036 •		1,010	414
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.224% due 02/25/2034 •		996	973
Asset-Backed Funding Certificates Trust
2.514% due 01/25/2037 •		3,743	2,442
2.564% due 01/25/2037 •		1,798	1,182
3.104% due 06/25/2034 •		550	548
3.404% due 06/25/2037 •		55	48
3.454% due 03/25/2034 ^•		1,393	1,312
3.529% due 12/25/2032 •		442	445
Asset-Backed Securities Corp. Home Equity Loan Trust
2.854% due 11/25/2035 •		1,193	1,199
3.499% due 02/25/2035 •		1,398	1,408
Bayview Financial Mortgage Pass-Through Trust 5.638% due 11/28/2036 Þ		126	127
Bayview Financial Revolving Asset Trust 3.332% due 02/28/2040 •		114	109
Bear Stearns Asset-Backed Securities Trust
2.564% due 08/25/2036 •		5,958	7,175
2.574% due 01/25/2037 •		897	841
2.690% due 12/25/2036		1,977	1,979
2.804% due 09/25/2046 •		547	531
2.834% due 12/25/2035 •		500	502
2.894% due 09/25/2035 •		2,266	2,267
3.034% due 02/25/2036 •		4,400	4,397
3.124% due 11/25/2035 ^•		1,540	1,547
3.364% due 04/25/2035 •		1,937	1,947
3.404% due 11/25/2042 •		6	6
5.500% due 08/25/2036		406	410
5.750% due 11/25/2034 ^Þ		1,057	1,067
6.500% due 10/25/2036 ^		4,779	3,653
Belle Haven ABS CDO Ltd.
2.936% due 11/03/2044 •		16,754	7,331
2.976% due 11/03/2044 •		25,118	11,117
Business Jet Securities LLC 4.447% due 06/15/2033		2,533	2,572
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	7,250	8,245
Carrington Mortgage Loan Trust
2.564% due 10/25/2036 •		$1,250	981
2.644% due 06/25/2036 •		3,400	3,264
2.864% due 06/25/2035 •		308	309
3.304% due 05/25/2034 •		1,820	1,868
Centex Home Equity Loan Trust 2.864% due 10/25/2035 •		77	77
Citigroup Mortgage Loan Trust
2.564% due 09/25/2036 •		14,402	10,834
2.564% due 12/25/2036 •		2,305	1,790
Citius Funding Ltd. 2.727% due 05/05/2046 ^•		451,290	25,904
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 Þ		8,833	9,917
Countrywide Asset-Backed Certificates
2.544% due 08/25/2037 •		6,185	6,106
2.554% due 07/25/2036 ^•		1,072	1,074
2.554% due 12/25/2046 •		979	981
2.564% due 12/25/2035 ^•		360	357
2.574% due 06/25/2047 •		496	495
2.684% due 09/25/2036 •		2,108	2,113
2.694% due 06/25/2036 •		2,312	2,313
2.704% due 06/25/2036 •		1,558	1,561
2.714% due 09/25/2037 ^•		1,698	1,240
2.744% due 12/25/2036 ^•		248	164
2.754% due 04/25/2036 •		605	606
2.884% due 01/25/2036 •		947	950
3.274% due 04/25/2035 •		1,369	1,376
3.904% due 02/25/2035 •		4,400	4,503
4.009% due 01/25/2034 ^•		190	192
4.651% due 10/25/2046 ^~		1,314	1,297
4.763% due 07/25/2036 ~		14	14
Countrywide Asset-Backed Certificates Trust
2.594% due 06/25/2047 •		5,627	5,589
2.864% due 05/25/2036 •		347	348
3.259% due 05/25/2036 •		3,209	3,229
4.721% due 12/25/2034 ~		4,131	4,213
Countrywide Asset-Backed Certificates Trust, Inc. 3.124% due 07/25/2034 •		965	971
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •		5	5

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC 3.154% due 04/25/2036 •		3,039	2,928
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.816% due 03/25/2037 ^Þ		10,026	5,647
Credit-Based Asset Servicing & Securitization Trust
2.554% due 11/25/2036 •		1,157	729
3.570% due 01/25/2037 ^Þ		1,414	632
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		142	144
7.790% due 05/25/2030 ^Þ		413	469
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	7,550	8,594
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		$3,800	3,795
Fairbanks Capital Mortgage Loan Trust 3.604% due 05/25/2028 •		5	5
Fieldstone Mortgage Investment Trust 2.590% due 11/25/2036 •		1,769	1,156
First Franklin Mortgage Loan Asset-Backed Certificates 3.229% due 05/25/2034 •		580	579
First Franklin Mortgage Loan Trust
2.544% due 09/25/2036 •		908	903
2.894% due 07/25/2035 •		300	302
3.349% due 03/25/2035 •		2,900	2,913
3.679% due 07/25/2034 •		718	724
Fremont Home Loan Trust
2.534% due 11/25/2036 •		6,077	2,791
2.554% due 01/25/2037 •		1,735	1,023
2.644% due 02/25/2037 •		4,588	2,404
2.654% due 05/25/2036 •		10,568	7,428
GSAA Home Equity Trust
2.684% (US0001M + 0.280%) due 07/25/2037 ~		31,412	18,081
2.854% due 08/25/2037 •		719	703
4.999% due 09/25/2035 ~		145	153
GSAMP Trust
2.454% due 12/25/2046 •		1,393	867
2.504% due 12/25/2046 •		5,085	3,190
2.554% due 09/25/2036 •		1,745	843
2.554% due 12/25/2046 •		3,271	2,069
2.634% due 12/25/2046 •		629	403
2.644% due 08/25/2036 •		1,147	990
2.674% due 04/25/2036 •		3,188	2,423
3.274% due 11/25/2034 •		1,775	1,779
Home Equity Asset Trust 2.894% due 12/25/2035 •		68	69
Home Equity Loan Trust 2.744% due 04/25/2037 •		3,000	2,551
Home Equity Mortgage Loan Asset-Backed Trust
2.564% due 07/25/2037 •		3,403	2,339
2.604% due 07/25/2037 •		3,511	2,429
2.644% due 04/25/2037 •		2,558	1,958
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^Þ		194	62
HSI Asset Securitization Corp. Trust
2.514% due 12/25/2036 •		4,092	1,656
2.574% due 12/25/2036 •		1,184	480
2.594% due 01/25/2037 •		2,105	1,680
2.624% due 12/25/2036 •		8,758	3,590
IXIS Real Estate Capital Trust 2.634% due 01/25/2037 •		4,599	2,322
Jamestown CLO Ltd. 3.287% due 07/15/2026 •		1,244	1,242
JPMorgan Mortgage Acquisition Trust
2.554% due 07/25/2036 •		1,713	997
2.564% due 07/25/2036 ^•		1,687	687
6.130% due 07/25/2036 ^Þ		1,343	658
L2L Education Loan Trust 2.780% due 06/15/2031 •		4,435	4,234
Lehman XS Trust
2.554% due 04/25/2037 ^•		14	13
2.574% due 01/25/2037 •		488	474
2.664% due 05/25/2046 ^•		44,954	41,506
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		20,200	20,276
Long Beach Mortgage Loan Trust
2.704% due 02/25/2036 •		2,037	1,780
3.084% due 01/25/2046 •		5,000	5,005
4.230% due 07/25/2032 ^•		133	135
MASTR Asset-Backed Securities Trust
2.454% due 10/25/2036 •		1,077	475
2.454% due 11/25/2036 •		67	32
2.554% due 08/25/2036 •		1,074	567
2.644% due 03/25/2036 •		3,998	2,934
2.644% due 10/25/2036 •		1,700	1,600
2.904% due 10/25/2035 ^•		884	846

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Meritage Mortgage Loan Trust 3.154% due 11/25/2035 •	97	100
Merrill Lynch Mortgage Investors Trust
2.514% due 08/25/2037 •	2,351	1,512
2.554% due 08/25/2037 •	14,189	9,192
2.854% due 02/25/2047 •	620	455
3.154% due 06/25/2036 •	268	270
4.547% due 02/25/2037 ^Þ	1,714	344
Monroe Capital BSL CLO Ltd. 3.643% due 05/22/2027 •	16,200	16,208
Morgan Stanley ABS Capital, Inc. Trust
2.464% due 12/25/2036 •	4,269	2,623
2.514% due 03/25/2037 •	1,747	948
2.544% due 11/25/2036 •	11,139	6,962
2.554% due 09/25/2036 •	11,337	5,628
2.554% due 10/25/2036 •	24,668	15,585
2.554% due 11/25/2036 •	3,742	2,697
2.554% due 12/25/2036 •	945	586
2.564% due 09/25/2036 •	2,030	1,145
2.584% due 02/25/2037 •	2,395	1,142
2.604% due 02/25/2037 •	72	44
2.624% due 11/25/2036 •	6,023	3,801
2.644% due 06/25/2036 •	1,309	874
2.654% due 08/25/2036 •	149	94
2.654% due 03/25/2037 •	18,733	10,362
2.764% due 02/25/2037 •	1,722	842
3.319% due 03/25/2035 •	1,100	1,108
3.454% due 09/25/2033 •	1,044	1,046
3.454% due 06/25/2035 ^•	4,000	3,812
Morgan Stanley Home Equity Loan Trust 2.504% due 12/25/2036 •	1,788	1,043
Nelnet Student Loan Trust
2.443% due 03/23/2037 •	238	234
2.591% due 05/27/2025 •	210	209
2.690% due 10/25/2033 •	403	400
2.699% due 03/25/2026 •	363	358
3.204% due 04/25/2046 •	32	32
New Century Home Equity Loan Trust 5.404% due 01/25/2033 ^•	574	531
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.734% due 10/25/2036 ^•	4,779	1,616
2.804% due 02/25/2037 ^•	503	203
North Carolina State Education Assistance Authority 3.204% due 07/25/2039 •	691	695
NovaStar Mortgage Funding Trust
2.554% due 09/25/2036 •	4,249	2,347
2.574% due 11/25/2036 •	9,137	4,062
2.614% due 01/25/2037 •	3,486	1,645
2.680% due 10/25/2036 •	1,402	838
OFSI Fund Ltd. 3.501% due 10/18/2026 •	5,197	5,194
Option One Mortgage Loan Trust
2.534% due 07/25/2037 •	1,239	896
2.584% due 04/25/2037 •	1,181	782
2.594% due 01/25/2036 •	71	71
2.624% due 01/25/2037 •	1,058	709
2.644% due 04/25/2037 •	1,306	933
2.654% due 03/25/2037 •	691	412
2.654% due 07/25/2037 •	1,677	1,233
Ownit Mortgage Loan Trust
2.554% due 05/25/2037 •	2,353	1,975
3.352% due 10/25/2035 Þ	780	500
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •	8,050	8,058
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •	3,049	3,059
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.874% due 09/25/2035 •	1,324	1,331
4.204% due 12/25/2034 •	754	770
People's Financial Realty Mortgage Securities Trust 2.544% due 09/25/2036 •	2,658	1,033
RAAC Trust
2.704% due 06/25/2044 •	530	485
2.744% due 02/25/2036 •	658	660
2.744% due 08/25/2036 •	2,781	2,815
Renaissance Home Equity Loan Trust
3.345% due 09/25/2037 Þ	6,465	5,099
3.404% due 12/25/2033 •	15	15
5.612% due 04/25/2037 Þ	3,809	1,729
Residential Asset Mortgage Products Trust
2.904% due 09/25/2035 •	241	242
2.964% due 06/25/2032 •	4	4
Residential Asset Securities Corp. Trust
2.554% due 07/25/2036 •	5,393	5,155
2.670% due 04/25/2036	320	321
2.674% due 04/25/2036 •	240	241

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.674% due 07/25/2036 •		2,873	2,369
2.774% due 03/25/2036 •		130	130
3.229% due 07/25/2034 •		446	444
3.244% due 12/25/2034 •		764	766
3.439% due 08/25/2035 •		2,000	2,012
Residential Asset Securitization Trust 2.754% due 10/25/2048 •		1	1
Saxon Asset Securities Trust
2.574% due 10/25/2046 •		2,008	1,977
3.180% due 03/25/2035 ^•		596	583
Securitized Asset-Backed Receivables LLC Trust
2.654% due 03/25/2036 •		3,141	2,276
3.169% due 02/25/2034 •		1,449	1,439
SG Mortgage Securities Trust
2.554% due 10/25/2036 •		5,100	4,728
2.614% due 10/25/2036 •		2,300	1,890
2.674% due 02/25/2036 •		6,463	4,317
Sierra Madre Funding Ltd.
2.799% due 09/07/2039 •		28,098	25,358
2.819% due 09/07/2039 •		65,576	59,182
SLC Student Loan Trust 2.918% due 05/15/2028 •		18	18
SLM Private Education Loan Trust
1.850% due 06/17/2030		81	81
5.644% due 05/16/2044 •		264	266
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	985	1,123
2.750% due 07/25/2025 •		$128	118
3.904% due 06/25/2043 •		103	101
3.904% due 09/25/2076 •		104	102
4.080% due 04/25/2023 •		3,868	3,914
4.204% due 11/25/2070 •		141	142
Soundview Home Loan Trust
2.514% due 02/25/2037 •		4,908	1,868
2.684% due 10/25/2036 •		6,143	6,132
3.229% due 06/25/2035 •		26	25
3.354% due 09/25/2037 •		3,111	2,986
Specialty Underwriting & Residential Finance Trust
2.524% due 03/25/2037 •		1,363	706
2.554% due 09/25/2037 •		5,128	2,431
Structured Asset Investment Loan Trust
3.124% due 10/25/2035 •		1,000	991
3.379% due 01/25/2035 •		1,713	1,678
3.529% due 01/25/2035 •		606	526
3.784% due 04/25/2033 •		36	36
3.979% due 01/25/2035 •		684	363
4.129% due 01/25/2035 ^•		517	52
Structured Asset Securities Corp. Mortgage Loan Trust 2.724% due 05/25/2037 •		646	646
Structured Asset Securities Corp. Trust 2.864% due 09/25/2035 •		11,700	11,350
Talon Funding Ltd. 2.969% due 06/05/2035 •		1,551	465
Triaxx Prime CDO Ltd. 2.741% due 10/02/2039 •		6,458	3,520
Washington Mutual Asset-Backed Certificates Trust 2.644% due 05/25/2036 •		2,083	1,809
Wells Fargo Home Equity Asset-Backed Securities Trust 3.979% due 02/25/2035 •		3,600	3,626
Zais CLO Ltd. 3.747% due 04/15/2028 •		7,300	7,316
Total Asset-Backed Securities (Cost $597,750)			651,767
SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
5.875% due 01/11/2028 (k)		10,600	8,089
6.875% due 01/11/2048		4,800	3,570
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	2,200	77
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		21,585	438
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		1,200	27
63.705% (ARLLMONP) due 06/21/2020 ~(a)		507,337	11,657
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	300	351
Brazil Government International Bond 5.625% due 02/21/2047		$1,750	1,868
Kuwait International Government Bond 3.500% due 03/20/2027		14,900	15,886
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	17,320	12,720
3.000% due 09/20/2030 (g)		4,614	3,909
Peru Government International Bond
5.940% due 02/12/2029	PEN	16,200	5,371
6.150% due 08/12/2032		20,800	6,950
6.350% due 08/12/2028		75,475	25,746

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Qatar Government International Bond
3.875% due 04/23/2023		$6,700	7,035
4.500% due 01/20/2022		4,700	4,944
4.500% due 04/23/2028		2,100	2,353
5.103% due 04/23/2048		800	955
Saudi Government International Bond
2.375% due 10/26/2021		600	600
2.875% due 03/04/2023		1,600	1,621
3.250% due 10/26/2026		1,600	1,635
3.625% due 03/04/2028		4,300	4,425
4.500% due 04/17/2030		13,700	14,969
4.500% due 10/26/2046		5,100	5,196
4.625% due 10/04/2047		5,500	5,706
5.000% due 04/17/2049		1,400	1,536
Turkey Government International Bond 7.250% due 12/23/2023		7,000	7,247
Total Sovereign Issues (Cost $168,729)			154,881
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		9,536	0
Total Common Stocks (Cost $506)			0
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		3,500	4,775
Total Convertible Preferred Securities (Cost $4,180)			4,775
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~		12,250	2,355
Total Preferred Securities (Cost $2,590)			2,355
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~		$11,800	11,836
REPURCHASE AGREEMENTS (j) 0.1%			2,670
ARGENTINA TREASURY BILLS 0.0%
61.000% due 07/19/2019 (e)(f)	ARS	5,989	153
Total Short-Term Instruments (Cost $14,614)			14,659
Total Investments in Securities (Cost $3,663,012)			3,774,209
		SHARES
INVESTMENTS IN AFFILIATES 16.3%
SHORT-TERM INSTRUMENTS 16.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.3%
PIMCO Short Asset Portfolio		36,700,862	365,027
PIMCO Short-Term Floating NAV Portfolio III		33,094,661	327,372

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $694,717)	692,399
Total Investments in Affiliates (Cost $694,717)	692,399
Total Investments 105.5% (Cost $4,357,729)	$4,466,608
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $24,330)	(7,638)
Other Assets and Liabilities, net (5.3)%	(224,792)
Net Assets 100.0%	$4,234,178

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$2,670	U.S. Treasury Notes 2.250% due 03/31/2021	$(2,725)	$2,670	$2,670
Total Repurchase Agreements						$(2,725)	$2,670	$2,670

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.500%	05/07/2019	TBD(3)	$(134)	$(134)
CFR	2.550	06/19/2019	TBD(3)	(7,973)	(7,980)
Total Reverse Repurchase Agreements					$(8,114)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	2.600%	04/29/2019	07/30/2019	$(27,634)	$(27,760)
Total Sale-Buyback Transactions					$(27,760)

(k)	Securities with an aggregate market value of $36,521 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(166,946) at a weighted average interest rate of 2.541%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(58) of deferred price drop.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$126.500	07/26/2019	238	$238	$(53)	$(34)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	238	238	(48)	(63)
					$(101)	$(97)
Total Written Options					$(101)	$(97)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	2,473	$316,467	$6,649	$77	$0

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar September Futures	09/2019	6,715	$(1,645,091)	$(1,182)	$168	$0
Euro-BTP Italy Government Bond September Futures	09/2019	1,993	(304,356)	(10,775)	0	(1,473)
U.S. Treasury 5-Year Note September Futures	09/2019	638	(75,384)	(898)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2019	85	(13,225)	(494)	11	0
				$(13,349)	$179	$(1,473)
Total Futures Contracts				$(6,700)	$256	$(1,473)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.123%		$36,400	$492	$(89)	$403	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.302		3,000	(10)	87	77	0	(1)
Daimler AG	1.000	Quarterly	12/20/2020	0.173	EUR	1,800	30	(4)	26	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		1,200	3	0	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.838		$700	93	0	93	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.236		31,300	29	565	594	0	(8)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.276		12,400	103	163	266	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.346		15,600	315	36	351	0	(2)
							$1,055	$758	$1,813	$3	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$22,892	$(1,668)	$(237)	$(1,905)	$0	$(20)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024		15,900	(1,033)	(184)	(1,217)	0	(14)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	9,300	(126)	(97)	(223)	0	(7)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		41,500	(1,100)	(82)	(1,182)	0	(45)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	28,700	(173)	(564)	(737)	0	(34)
					$(4,100)	$(1,164)	$(5,264)	$0	$(120)

INTEREST RATE SWAPS

										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020		$223,600	$5,179	$(3,404)	$1,775	$62	$0
Pay	3-Month USD-LIBOR	2.600	Semi-Annual	09/26/2023		652,200	(6,864)	33,818	26,954	0	(514)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		258,600	(2,737)	13,240	10,503	0	(206)
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		108,700	(171)	(931)	(1,102)	102	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		79,300	(138)	(1,984)	(2,122)	98	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		375,520	17,242	(14,273)	2,969	509	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		200,400	17,391	(11,652)	5,739	293	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	(17)	(5)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		50,700	(4,453)	(305)	(4,758)	89	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		33,500	3,696	(5,616)	(1,920)	199	0
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048		167,800	8,622	(37,103)	(28,481)	1,068	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		21,600	(49)	(3,620)	(3,669)	139	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	80,000	(3,710)	3,141	(569)	0	(9)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,300	(114)	84	(30)	0	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		392,700	349	(8,768)	(8,419)	242	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	(1,982)	(3,015)	0	(36)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		1,560,000	139	(560)	(421)	0	(11)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		11,740,000	36	(4,864)	(4,828)	0	(103)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	85	(187)	189	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	312	322	43	0
							$33,135	$(44,399)	$(11,264)	$3,033	$(879)
Total Swap Agreements							$30,090	$(44,805)	$(14,715)	$3,036	$(1,010)

(m)	Securities with an aggregate market value of $101,428 and cash of $8,535 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $300 and liability of $(146) for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2019	DKK	450,008		$68,742	$187	$0
	07/2019	EUR	7,117		8,069	0	(23)
	07/2019		$38,760	AUD	55,502	206	0
	07/2019		16,490	CAD	21,689	72	0
	08/2019	AUD	55,502		$38,800	0	(208)
	08/2019	CAD	21,689		16,502	0	(73)
	09/2019	ILS	1,106		310	0	(2)
	09/2019	SGD	32,516		23,755	0	(306)
	10/2019	DKK	450,008		69,076	0	(4)
	11/2019	TWD	130,162		4,150	0	(79)
BPS	07/2019	EUR	5,408		6,066	0	(84)
	07/2019	NOK	2,440		280	0	(6)
	07/2019	TRY	3,767		636	0	(11)
	07/2019		$2,652	ARS	133,231	348	0
	07/2019		216,713	EUR	190,596	19	(5)
	07/2019		119,352	GBP	94,100	150	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		14,207	NZD	21,298	102	0
	08/2019	EUR	189,075		$215,526	0	(23)
	08/2019	GBP	94,100		119,535	0	(154)
	08/2019	NZD	21,298		14,216	0	(103)
	08/2019		$7,423	ARS	331,271	0	(50)
	09/2019	KRW	167,692		$141	0	(4)
BRC	07/2019		$32,864	GBP	25,942	81	0
	08/2019	MXN	528,730		$26,613	0	(740)
	10/2019		190,168		9,726	0	(9)
	10/2019		$9,737	MXN	190,168	10	0
CBK	07/2019	AUD	55,502		$38,423	0	(542)
	07/2019	GBP	4,191		5,307	0	(15)
	07/2019		$6,055	GBP	4,776	10	0
	09/2019		17,792	COP	60,051,989	801	0
DUB	01/2021		2,352	BRL	10,311	197	0
GLM	07/2019	EUR	168,019		$187,568	0	(3,486)
	07/2019		$19,628	ARS	942,909	2,008	0
	08/2019	RUB	11,117		$169	0	(5)
	08/2019	SEK	12,260		1,281	0	(44)
	10/2019		$9,724	MXN	190,168	11	0
HUS	07/2019	ARS	542,585		$11,176	0	(1,437)
	07/2019	CAD	21,689		16,090	0	(473)
	07/2019		$16,507	ARS	819,203	1,931	0
	11/2019	TWD	418,240		$13,360	0	(229)
	01/2021	BRL	10,311		1,590	0	(959)
JPM	07/2019	EUR	10,052		11,359	0	(72)
	07/2019	JPY	2,643,091		24,250	0	(265)
	07/2019		$4,889	GBP	3,880	38	0
	07/2019	ZAR	27,846		$1,912	0	(63)
	10/2019	MXN	190,168		9,707	0	(39)
MSB	09/2019		$2,511	INR	177,549	38	0
MYI	07/2019	NZD	21,298		$13,901	0	(408)
RBC	08/2019	MXN	183,191		9,224	0	(253)
SCX	07/2019	GBP	119,731		151,543	0	(509)
	11/2019	TWD	166,394		5,317	0	(90)
SSB	07/2019	JPY	245,200		2,270	0	(4)
	09/2019	HKD	12,085		1,544	0	(4)
TOR	08/2019		$321	MXN	6,220	0	0
UAG	07/2019		26,835	JPY	2,888,291	0	(45)
	08/2019	JPY	2,888,291		$26,898	44	0

Total Forward Foreign Currency Contracts						$6,253	$(10,826)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000%	09/18/2019	7,100	$(10)	$(2)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	6,000	(9)	(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	11,000	(19)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	25,200	(49)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	20,400	(42)	(7)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	26,300	(42)	(8)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	5,700	(10)	(1)
Total Written Options						$(181)	$(20)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.362%		$500	$(16)	$22	$6	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.600		4,700	(184)	231	47	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362		1,100	(35)	49	14	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.446		700	(27)	37	10	0
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	2.522	EUR	1,500	(210)	110	0	(100)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	10.692		$3,050	248	(655)	0	(407)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362		4,600	(148)	207	59	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.600		2,100	(81)	102	21	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	1,600	(16)	23	7	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	100	(3)	4	1	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	21,300	(2,684)	(9)	0	(2,693)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.913	2,300	(7)	17	10	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	10.692	5,250	431	(1,132)	0	(701)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	300	(10)	3	0	(7)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	2,600	(84)	117	33	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804	1,900	(29)	46	17	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	16,700	(267)	164	0	(103)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	17,400	(770)	233	0	(537)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	1,300	(187)	23	0	(164)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	1,900	3	0	3	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.359	200	(7)	4	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	1,100	(32)	7	0	(25)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	200	(6)	9	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.446	700	(34)	44	10	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	1,250	(40)	56	16	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.053	300	(8)	7	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547	200	(10)	6	0	(4)
MYC	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	11,800	(237)	257	20	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.279	11,400	81	332	413	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2019	0.063	3,400	99	(91)	8	0
MYI	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	900	(130)	16	0	(114)
							$(4,400)	$239	$698	$(4,859)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$34	$8	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	773	145	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	521	97	0

						$(1,078)	$1,328	$250	$0
Total Swap Agreements						$(5,478)	$1,567	$948	$(4,859)

(o)	Securities with an aggregate market value of $9,926 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,982	$23,858	$37,840
Corporate Bonds & Notes
Banking & Finance	0	678,951	0	678,951
Industrials	0	189,038	0	189,038
Utilities	0	127,049	0	127,049
Municipal Bonds & Notes
California	0	5,294	0	5,294
Illinois	0	1,604	0	1,604
Puerto Rico	0	551	0	551
Washington	0	28,303	0	28,303
West Virginia	0	7,312	0	7,312
U.S. Government Agencies	0	661,741	0	661,741
U.S. Treasury Obligations	0	826,418	0	826,418
Non-Agency Mortgage-Backed Securities	0	381,671	0	381,671
Asset-Backed Securities	0	651,767	0	651,767
Sovereign Issues	0	154,881	0	154,881
Convertible Preferred Securities
Banking & Finance	4,775	0	0	4,775
Preferred Securities
Banking & Finance	0	2,355	0	2,355
Short-Term Instruments
Certificates of Deposit	0	11,836	0	11,836
Repurchase Agreements	0	2,670	0	2,670
Argentina Treasury Bills	0	153	0	153

	$4,775	$3,745,576	$23,858	$3,774,209
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$692,399	$0	$0	$692,399
Total Investments	$697,174	$3,745,576	$23,858	$4,466,608
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	256	3,036	0	3,292
Over the counter	0	7,201	0	7,201
	$256	$10,237	$0	$10,493
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,473)	(1,107)	0	(2,580)
Over the counter	0	(15,705)	0	(15,705)
	$(1,473)	$(16,812)	$0	$(18,285)
Total Financial Derivative Instruments	$(1,217)	$(6,575)	$0	$(7,792)
Totals	$695,957	$3,739,001	$23,858	$4,458,816

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 52.6% ¤
ARGENTINA 2.1%
SOVEREIGN ISSUES 2.1%
Argentina Government International Bond 6.875% due 04/22/2021		$10,000	$8,805
Autonomous City of Buenos Aires Argentina 52.674% due 03/29/2024 • (a)	ARS	3,770	73
Provincia de Buenos Aires 54.501% due 04/12/2025 ~(a)		64,270	1,199
Total Argentina (Cost $13,515)			10,077
BRAZIL 9.4%
CORPORATE BONDS & NOTES 2.4%
Braskem Netherlands Finance BV 4.500% due 01/10/2028		$5,000	5,076
Itau Unibanco Holding S.A. 5.750% due 01/22/2021		1,000	1,040
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (d)(e)		3,151	35
Petrobras Global Finance BV
6.125% due 01/17/2022		3,936	4,225
8.375% due 05/23/2021		827	913
			11,289
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,703
SOVEREIGN ISSUES 6.4%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	120,000	30,331
Total Brazil (Cost $42,861)			44,323
CAYMAN ISLANDS 4.3%
CORPORATE BONDS & NOTES 4.3%
Baidu, Inc. 3.000% due 06/30/2020		$300	301
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd. 5.500% due 11/18/2020		2,200	2,288
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		3,565	3,547
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (b)		5,118	3,206
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		851	821
QNB Finance Ltd. 2.875% due 04/29/2020		10,000	10,017
Total Cayman Islands (Cost $20,823)			20,180
CHILE 0.1%
CORPORATE BONDS & NOTES 0.1%
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		$162	165
4.500% due 08/15/2025		133	132
Total Chile (Cost $282)			297
CHINA 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Curtis Funding Pty. Ltd. 4.500% due 10/03/2023		$1,000	1,070

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Sinopec Group Overseas Development Ltd. 4.375% due 04/10/2024		2,000	2,141
Total China (Cost $2,998)			3,211
COLOMBIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A. 5.375% due 06/26/2026		$560	618
SOVEREIGN ISSUES 0.4%
Colombia Government International Bond 4.375% due 07/12/2021		1,900	1,967
Total Colombia (Cost $2,466)			2,585
DOMINICAN REPUBLIC 0.4%
SOVEREIGN ISSUES 0.4%
Dominican Republic International Bond 7.500% due 05/06/2021		$2,000	2,110
Total Dominican Republic (Cost $2,096)			2,110
GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond 5.750% due 06/06/2022		$3,000	3,200
Total Guatemala (Cost $3,203)			3,200
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd. 3.400% due 04/16/2023		$500	512
Total Hong Kong (Cost $500)			512
INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$600	633
SOVEREIGN ISSUES 0.7%
Indonesia Government International Bond 6.750% due 01/15/2044		2,400	3,286
Total Indonesia (Cost $3,390)			3,919
MEXICO 8.0%
CORPORATE BONDS & NOTES 4.8%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$5,000	5,062
BBVA Bancomer S.A.
6.500% due 03/10/2021		12,235	12,890
6.750% due 09/30/2022		4,200	4,581
			22,533
SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,682
10.000% due 12/05/2024		129,000	7,517
			15,199
Total Mexico (Cost $41,362)			37,732
POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond 5.500% due 10/25/2019	PLN	96	26

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Total Poland (Cost $29)		26
QATAR 11.9%
CORPORATE BONDS & NOTES 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$209	213
6.750% due 09/30/2019	2,600	2,624
		2,837
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.3%
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~	25,000	24,937
SOVEREIGN ISSUES 6.0%
Qatar Government International Bond
3.375% due 03/14/2024	2,800	2,897
3.875% due 04/23/2023	15,000	15,751
4.000% due 03/14/2029	3,200	3,454
4.500% due 04/23/2028	2,000	2,241
4.817% due 03/14/2049	1,200	1,378
5.103% due 04/23/2048	2,000	2,388
		28,109
Total Qatar (Cost $54,069)		55,883
RUSSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ALROSA Finance S.A. 7.750% due 11/03/2020	$936	994
Total Russia (Cost $947)		994
SAUDI ARABIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Saudi Arabian Oil Co. 2.750% due 04/16/2022	$3,100	3,129
Total Saudi Arabia (Cost $3,109)		3,129
SOUTH AFRICA 1.7%
CORPORATE BONDS & NOTES 1.7%
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021	$6,100	6,166
SASOL Financing USA LLC 5.875% due 03/27/2024	1,800	1,951
Total South Africa (Cost $7,868)		8,117
SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea 2.625% due 12/30/2020	$500	503
Total South Korea (Cost $503)		503
UNITED STATES 1.6%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust 2.704% due 03/25/2037 •	$265	165
Morgan Stanley Mortgage Loan Trust 2.764% due 04/25/2037 •	278	132
		297
CORPORATE BONDS & NOTES 1.3%
Rio Oil Finance Trust
8.200% due 04/06/2028	600	675
9.250% due 07/06/2024	2,462	2,755

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

9.750% due 01/06/2027	2,170	2,501
		5,931
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Mortgage Trust 4.479% due 02/25/2036 ^~	13	12
Chase Mortgage Finance Trust 4.239% due 03/25/2037 ^~	32	32
Citigroup Mortgage Loan Trust 4.262% due 07/25/2046 ^~	18	17
Citigroup Mortgage Loan Trust, Inc. 5.130% due 03/25/2034 ~	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
3.895% due 10/20/2035 ~	55	50
4.025% due 09/25/2047 ^~	12	12
HarborView Mortgage Loan Trust 4.526% due 08/19/2036 ^~	7	6
Luminent Mortgage Trust 2.764% due 12/25/2036 ^•	20	19
MASTR Adjustable Rate Mortgages Trust 2.644% due 05/25/2037 •	126	79
Merrill Lynch Alternative Note Asset Trust
2.704% due 03/25/2037 •	277	119
4.195% due 06/25/2037 ^~	154	119
Merrill Lynch Mortgage-Backed Securities Trust 4.306% due 04/25/2037 ^~	30	31
Morgan Stanley Mortgage Loan Trust 4.485% due 06/25/2036 ~	7	7
Sequoia Mortgage Trust 3.808% due 01/20/2047 ^~	14	11
WaMu Mortgage Pass-Through Certificates Trust
3.460% due 01/25/2037 ^~	32	30
3.492% due 05/25/2037 ^~	42	35
3.566% due 04/25/2037 ^~	20	18
3.683% due 12/25/2036 ^~	20	19
3.824% due 12/25/2036 ^~	69	69
3.847% due 09/25/2036 ^~	32	31
		721
Total United States (Cost $6,386)		6,949
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
GTL Trade Finance, Inc. 5.893% due 04/29/2024	$917	1,006
Total Virgin Islands (British) (Cost $876)		1,006
SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS (f) 7.0%		32,968
U.S. TREASURY BILLS 2.1%
2.159% due 07/23/2019 - 08/06/2019 (c)(d)(i)	$9,729	9,711
Total Short-Term Instruments (Cost $42,679)		42,679
Total Investments in Securities (Cost $249,962)		247,432
	SHARES
INVESTMENTS IN AFFILIATES 48.4%
SHORT-TERM INSTRUMENTS 48.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 48.4%
PIMCO Short-Term Floating NAV Portfolio III	23,038,573	227,898
Total Short-Term Instruments (Cost $227,701)		227,898
Total Investments in Affiliates (Cost $227,701)		227,898
Total Investments 101.0% (Cost $477,663)		$475,330
Financial Derivative Instruments (g)(h) (0.1)%(Cost or Premiums, net $(4,060))		(568)
Other Assets and Liabilities, net (0.9)%		(4,219)
Net Assets 100.0%		$470,543

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.550%	06/28/2019	07/01/2019	$32,700	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026	$(33,435)	$32,700	$32,707
FICC	2.000	06/28/2019	07/01/2019	268	U.S. Treasury Notes 2.250% due 03/31/2021	(274)	268	268
Total Repurchase Agreements						$(33,709)	$32,968	$32,975

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:
INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	28-Day MXN-TIIE	8.075%	Lunar	08/26/2020	MXN	1,717,000	$(1,000)	$1,132	$132	$146	$0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		2,446,000	(130)	1,636	1,506	296	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		100,000	0	65	65	12	0
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020		100,000	0	66	66	12	0
Pay	28-Day MXN-TIIE	8.750	Lunar	11/06/2020		200,000	0	131	131	25	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		1,782,000	(121)	1,280	1,159	226	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		744,000	16	(507)	(491)	0	(99)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		2,839,000	128	(2,396)	(2,268)	0	(390)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		2,980,000	0	(2,424)	(2,424)	0	(421)
Total Swap Agreements							$(1,107)	$(1,017)	$(2,124)	$717	$(910)

Cash of $472 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(h)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered			Currency to be Received		Asset	Liability
BOA	08/2019		MXN	353,147			$18,299		$29	$0
	08/2019			$3,454			RUB	226,876	113	0
BPS	07/2019			9			ARS	440	1	0
	07/2019			149			TRY	882	3	0
	08/2019			26,854			MXN	526,895	404	0
CBK	07/2019		ARS	49,453			$1,115		0	(34)
	01/2020		BRL	120,000			29,623		0	(1,105)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

GLM	07/2019		$1,051	ARS	49,453	98	0
	08/2019		14,823	MXN	294,631	419	0
	10/2019	MXN	4,431		$228	1	0
	10/2019		$227	MXN	4,431	0	0
HUS	10/2019	MXN	4,431		$226	0	(1)
	10/2019		$227	MXN	4,431	1	0
JPM	08/2019	MXN	141,964		$7,155	0	(189)
	08/2019		$51,713	MXN	1,017,939	949	0
	09/2019	INR	18,595		$263	0	(4)
RBC	08/2019	MXN	435,408		22,510	0	(15)
RYL	08/2019		744,855		38,275	0	(259)
TOR	08/2019		47,896		2,476	0	(2)
Total Forward Foreign Currency Contracts						$2,018	$(1,609)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BOA	Call - OTC USD versus MXN			MXN	19.600	07/03/2019	18,000	$(155)		$(4)
GLM	Call - OTC USD versus MXN				19.640	07/11/2019	15,000	(93)		(25)
HUS	Call - OTC USD versus MXN				20.300	07/18/2019	18,000	(149)		(11)
MYI	Call - OTC USD versus MXN				19.800	07/10/2019	15,000	(126)		(12)
	Call - OTC USD versus MXN				19.800	08/01/2019	15,000	(120)		(60)
	Call - OTC USD versus MXN				20.410	08/01/2019	40,000	(395)		(51)
Total Written Options								$(1,038)		$(163)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2019	0.441%	$10,000	$(2)	$32	$30	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2019	0.444	10,000	(28)	58	30	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	11.517	500	8	(63)	0	(55)
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	5,000	(263)	(5)	0	(268)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	11.517	500	5	(60)	0	(55)
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	1,000	(107)	109	2	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	1,000	(111)	115	4	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	0.395	10,000	(143)	205	62	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.946	700	(22)	24	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	0.608	3,000	(31)	43	12	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	2,700	4	0	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.607	5,000	9	12	21	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	5,000	(40)	59	19	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.946	2,800	(82)	89	7	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547	14,400	(894)	567	0	(327)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.946	2,000	(57)	62	5	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547	5,000	(161)	47	0	(114)
Total Swap Agreements							$(1,915)	$1,294	$198	$(819)

(i)	Securities with an aggregate market value of $1,828 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$10,077	$0	$10,077
Brazil
Corporate Bonds & Notes	0	11,289	0	11,289
Loan Participations and Assignments	0	0	2,703	2,703
Sovereign Issues	0	30,331	0	30,331
Cayman Islands
Corporate Bonds & Notes	0	20,180	0	20,180
Chile
Corporate Bonds & Notes	0	297	0	297
China
Corporate Bonds & Notes	0	3,211	0	3,211
Colombia
Corporate Bonds & Notes	0	618	0	618
Sovereign Issues	0	1,967	0	1,967
Dominican Republic
Sovereign Issues	0	2,110	0	2,110
Guatemala
Sovereign Issues	0	3,200	0	3,200
Hong Kong
Corporate Bonds & Notes	0	512	0	512
Indonesia
Corporate Bonds & Notes	0	633	0	633
Sovereign Issues	0	3,286	0	3,286
Mexico
Corporate Bonds & Notes	0	22,533	0	22,533
Sovereign Issues	0	15,199	0	15,199
Poland
Sovereign Issues	0	26	0	26
Qatar
Corporate Bonds & Notes	0	2,837	0	2,837
Loan Participations and Assignments	0	0	24,937	24,937
Sovereign Issues	0	28,109	0	28,109
Russia
Corporate Bonds & Notes	0	994	0	994
Saudi Arabia
Corporate Bonds & Notes	0	3,129	0	3,129
South Africa
Corporate Bonds & Notes	0	8,117	0	8,117
South Korea
Sovereign Issues	0	503	0	503
United States
Asset-Backed Securities	0	297	0	297
Corporate Bonds & Notes	0	5,931	0	5,931
Non-Agency Mortgage-Backed Securities	0	721	0	721
Virgin Islands (British)
Corporate Bonds & Notes	0	1,006	0	1,006
Short-Term Instruments
Repurchase Agreements	0	32,968	0	32,968
U.S. Treasury Bills	0	9,711	0	9,711
	$0	$219,792	$27,640	$247,432
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$227,898	$0	$0	$227,898

Total Investments	$227,898	$219,792	$27,640	$475,330

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	717	0	717
Over the counter	0	2,216	0	2,216
	$0	$2,933	$0	$2,933
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(910)	0	(910)
Over the counter	0	(2,591)	0	(2,591)
	$0	$(3,501)	$0	$(3,501)
Total Financial Derivative Instruments	$0	$(568)	$0	$(568)
Totals	$227,898	$219,224	$27,640	$474,762

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,680	$0	$0	$0	$0	$23	$0	$0	$2,703	$23
Qatar
Loan Participations and Assignments	24,812	0	0	25	0	100	0	0	24,937	100
Totals	$27,492	$0	$0	$25	$0	$123	$0	$0	$27,640	$123

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,703	Proxy Pricing	Base Price	99.550
Qatar
Loan Participations and Assignments	24,937	Third Party Vendor	Broker Quote	99.750
Total	$27,640

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
ALBANIA 0.2%
SOVEREIGN ISSUES 0.2%
Albania Government International Bond 3.500% due 10/09/2025	EUR	4,400	$5,314
Total Albania (Cost $5,069)			5,314
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond 9.375% due 05/08/2048		$3,400	3,757
Total Angola (Cost $3,493)			3,757
ARGENTINA 4.6%
SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,500	1,336
3.380% due 12/31/2038 þ		15,550	10,107
3.750% due 12/31/2038 þ		$36,500	21,444
4.625% due 01/11/2023		7,700	6,195
5.250% due 01/15/2028	EUR	200	166
5.625% due 01/26/2022		$3,400	2,873
5.875% due 01/11/2028		7,300	5,571
6.625% due 07/06/2028		2,900	2,246
6.875% due 04/22/2021		1,000	881
6.875% due 01/26/2027		15,300	12,319
6.875% due 01/11/2048		15,500	11,528
7.125% due 07/06/2036		10,000	7,755
7.125% due 06/28/2117		1,200	900
7.500% due 04/22/2026		10,000	8,440
7.625% due 04/22/2046		2,900	2,306
8.280% due 12/31/2033		981	823
8.750% due 05/07/2024		750	538
Provincia de Buenos Aires
9.950% due 06/09/2021		1,200	1,093
10.875% due 01/26/2021		667	639
Provincia de Cordoba 7.125% due 06/10/2021		550	481
Provincia de la Rioja 9.750% due 02/24/2025		1,500	1,163
Provincia de Neuquen 7.500% due 04/27/2025		1,340	1,132
Total Argentina (Cost $117,913)			99,936
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,200	1,406
Total Austria (Cost $1,356)			1,406
AZERBAIJAN 1.7%
CORPORATE BONDS & NOTES 1.6%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$29,600	34,393
SOVEREIGN ISSUES 0.1%
Azerbaijan Government International Bond 4.750% due 03/18/2024		1,800	1,895

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Azerbaijan (Cost $33,411)		36,288
BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond 6.000% due 11/21/2028	$6,150	6,664
Total Bahamas (Cost $6,187)		6,664
BRAZIL 4.1%
CORPORATE BONDS & NOTES 3.1%
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	$33,930	35,118
Centrais Eletricas Brasileiras S.A. 5.750% due 10/27/2021	2,505	2,625
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (f)(h)	9,803	108
Petrobras Global Finance BV
6.850% due 06/05/2115	5,000	5,196
6.875% due 01/20/2040	3,362	3,658
7.250% due 03/17/2044	1,500	1,682
7.375% due 01/17/2027	6,100	7,018
8.750% due 05/23/2026	1,200	1,484
Vale Overseas Ltd.
6.250% due 08/10/2026	4,700	5,362
6.875% due 11/21/2036	3,180	3,836
6.875% due 11/10/2039	1,800	2,169
		68,256
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	11,900	11,915
SOVEREIGN ISSUES 0.5%
Brazil Government International Bond
5.000% due 01/27/2045	5,000	4,947
5.625% due 01/07/2041	1,350	1,449
5.625% due 02/21/2047	4,900	5,230
		11,626
Total Brazil (Cost $84,265)		91,797
CAYMAN ISLANDS 2.6%
ASSET-BACKED SECURITIES 0.1%
Garanti Diversified Payment Rights Finance Co. 5.264% due 10/09/2021 «•	$2,583	2,574
CORPORATE BONDS & NOTES 2.5%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)	5,050	3,421
China Evergrande Group
8.250% due 03/23/2022	6,200	5,993
8.750% due 06/28/2025	1,300	1,156
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022 (k)	500	528
Interoceanica Finance Ltd. 0.000% due 05/15/2030 (f)	6,100	4,713
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034	2,800	2,986
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021	8,115	8,074
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (b)	8,729	5,474
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022	3,849	3,714
Sunac China Holdings Ltd.
6.875% due 08/08/2020	1,200	1,216
7.350% due 07/19/2021	600	615
8.625% due 07/27/2020	2,200	2,269

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Tencent Holdings Ltd. 3.975% due 04/11/2029	14,100	14,743
		54,902
Total Cayman Islands (Cost $56,264)		57,476
CHILE 2.3%
CORPORATE BONDS & NOTES 2.3%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	$400	415
4.250% due 07/17/2042	4,600	4,816
4.500% due 09/16/2025	11,500	12,492
4.500% due 08/01/2047	700	758
4.875% due 11/04/2044	2,400	2,739
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	12,500	13,209
GNL Quintero S.A. 4.634% due 07/31/2029	6,400	6,800
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	9,505	9,645
Total Chile (Cost $47,208)		50,874
CHINA 1.4%
CORPORATE BONDS & NOTES 1.4%
CNAC HK Finbridge Co. Ltd. 4.625% due 03/14/2023	$5,000	5,230
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	1,500	1,537
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023	15,000	15,950
4.875% due 05/17/2042	5,710	6,648
Three Gorges Finance Cayman Islands Ltd. 3.150% due 06/02/2026	2,100	2,116
Total China (Cost $30,324)		31,481
COLOMBIA 2.0%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 05/28/2045	$3,400	3,773
7.375% due 09/18/2043	5,200	6,688
		10,461
SOVEREIGN ISSUES 1.5%
Colombia Government International Bond
4.500% due 03/15/2029	7,200	7,873
5.000% due 06/15/2045	7,000	7,742
5.200% due 05/15/2049	1,300	1,477
6.125% due 01/18/2041	4,100	5,084
7.375% due 09/18/2037	7,425	10,126
		32,302
Total Colombia (Cost $37,091)		42,763
COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond 5.625% due 04/30/2043	$9,100	7,906
Total Costa Rica (Cost $8,646)		7,906
DOMINICAN REPUBLIC 3.1%
SOVEREIGN ISSUES 3.1%
Dominican Republic International Bond
5.500% due 01/27/2025	$10,300	10,982
5.875% due 04/18/2024	1,500	1,609
5.950% due 01/25/2027	16,700	18,057
6.000% due 07/19/2028	14,350	15,534
6.400% due 06/05/2049	10,400	10,907
6.500% due 02/15/2048	3,600	3,816
6.850% due 01/27/2045	1,600	1,755
6.875% due 01/29/2026	2,700	3,058
7.500% due 05/06/2021	1,467	1,547

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Dominican Republic (Cost $63,191)			67,265
ECUADOR 1.3%
SOVEREIGN ISSUES 1.3%
Ecuador Government International Bond
7.875% due 01/23/2028		$8,400	8,337
8.750% due 06/02/2023		500	547
9.625% due 06/02/2027		1,600	1,730
10.750% due 01/31/2029		15,500	17,535
Total Ecuador (Cost $26,741)			28,149
EGYPT 2.3%
SOVEREIGN ISSUES 2.3%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	3,100	3,609
5.577% due 02/21/2023		$6,000	6,110
6.125% due 01/31/2022		6,300	6,509
6.375% due 04/11/2031	EUR	2,900	3,362
7.500% due 01/31/2027		$7,900	8,446
7.600% due 03/01/2029		11,000	11,630
7.903% due 02/21/2048		2,000	2,032
8.500% due 01/31/2047		7,500	7,969
Total Egypt (Cost $48,134)			49,667
EL SALVADOR 0.3%
SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond
5.875% due 01/30/2025		$1,970	1,970
7.625% due 09/21/2034		3,070	3,189
7.750% due 01/24/2023		500	537
8.250% due 04/10/2032		1,510	1,667
Total El Salvador (Cost $7,188)			7,363
GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond 6.375% due 12/12/2024		$1,804	1,792
Total Gabon (Cost $1,784)			1,792
GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
3.700% due 05/30/2024		$3,500	3,427
3.715% (US0003M + 1.190%) due 11/16/2022 ~		2,200	2,127
3.950% due 02/27/2023		5,600	5,621
5.000% due 02/14/2022		1,800	1,856
Total Germany (Cost $12,393)			13,031
GHANA 1.4%
SOVEREIGN ISSUES 1.4%
Ghana Government International Bond
7.875% due 08/07/2023		$5,200	5,652
7.875% due 03/26/2027		5,300	5,591
8.125% due 03/26/2032		8,800	8,963
8.950% due 03/26/2051		9,600	9,965
Total Ghana (Cost $29,085)			30,171
GUATEMALA 1.4%
SOVEREIGN ISSUES 1.4%
Guatemala Government International Bond
4.375% due 06/05/2027		$3,300	3,304
4.500% due 05/03/2026		400	405
4.875% due 02/13/2028		2,400	2,481
4.900% due 06/01/2030		3,000	3,090
5.750% due 06/06/2022		15,300	16,321
6.125% due 06/01/2050		5,200	5,467

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Guatemala (Cost $29,512)			31,068
HONG KONG 0.8%
CORPORATE BONDS & NOTES 0.8%
CNOOC Nexen Finance ULC 4.250% due 04/30/2024		$10,700	11,374
Nexen, Inc.
6.400% due 05/15/2037		1,130	1,510
7.500% due 07/30/2039		3,370	5,107
Total Hong Kong (Cost $16,559)			17,991
INDIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029 (a)		$1,800	1,828
Delhi International Airport Ltd. 6.450% due 06/04/2029		1,600	1,689
			3,517
SOVEREIGN ISSUES 0.5%
Export-Import Bank of India 3.375% due 08/05/2026		9,800	9,831
Total India (Cost $13,262)			13,348
INDONESIA 8.1%
CORPORATE BONDS & NOTES 4.0%
Indonesia Asahan Aluminium Persero PT
5.710% due 11/15/2023		$11,300	12,409
6.530% due 11/15/2028		6,300	7,452
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		6,000	6,277
Pelabuhan Indonesia PT
4.250% due 05/05/2025		5,900	6,136
5.375% due 05/05/2045		2,000	2,098
Pertamina Persero PT
4.875% due 05/03/2022		10,000	10,555
5.625% due 05/20/2043		1,000	1,104
6.000% due 05/03/2042		24,158	27,850
6.450% due 05/30/2044		6,400	7,863
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		1,000	1,022
5.375% due 01/25/2029		4,300	4,757
			87,523
SOVEREIGN ISSUES 4.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	3,944
3.750% due 04/25/2022		$200	205
4.450% due 02/11/2024		7,600	8,082
4.625% due 04/15/2043		400	424
5.125% due 01/15/2045		5,000	5,643
5.250% due 01/08/2047		2,000	2,313
5.375% due 10/17/2023		3,000	3,296
6.625% due 02/17/2037		6,360	8,288
6.750% due 01/15/2044		16,100	22,046
7.750% due 01/17/2038		7,225	10,465
8.500% due 10/12/2035		2,400	3,620
Perusahaan Penerbit SBSN Indonesia
4.400% due 03/01/2028		1,700	1,813
4.450% due 02/20/2029		13,500	14,479
4.550% due 03/29/2026		5,000	5,353
			89,971
Total Indonesia (Cost $158,389)			177,494
IRELAND 0.7%
CORPORATE BONDS & NOTES 0.7%
Alfa Bank AO Via Alfa Bond Issuance PLC 9.500% due 02/18/2025 •		$800	834
Rosneft Oil Co Via Rosneft International Finance DAC 4.199% due 03/06/2022		1,500	1,525
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,577

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$7,000	7,378
6.800% due 11/22/2025		4,000	4,412
Total Ireland (Cost $15,241)			15,726
ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.3%
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		$5,600	5,848
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.125% due 01/17/2048		4,200	4,608
4.500% due 01/30/2043		1,100	1,266
			5,874
Total Israel (Cost $10,890)			11,722
IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	4,600	5,471
5.250% due 03/22/2030		10,550	11,761
5.375% due 07/23/2024		$989	1,000
5.375% due 07/23/2024 (k)		600	607
6.125% due 06/15/2033		400	374
6.375% due 03/03/2028		3,400	3,374
Total Ivory Coast (Cost $22,654)			22,587
JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
ARTS Ltd. 4.190% due 09/15/2021 «•		$2,354	2,323
Total Jersey, Channel Islands (Cost $2,322)			2,323
JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bond
5.750% due 01/31/2027		$5,800	5,888
6.125% due 01/29/2026		1,900	1,975
7.375% due 10/10/2047		800	828
Total Jordan (Cost $8,497)			8,691
KAZAKHSTAN 0.9%
CORPORATE BONDS & NOTES 0.4%
KazMunayGas National Co. JSC
4.750% due 04/24/2025		$4,600	4,911
4.750% due 04/19/2027		4,200	4,511
			9,422
SOVEREIGN ISSUES 0.5%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,100	2,592
4.875% due 10/14/2044		$5,700	6,578
6.500% due 07/21/2045		1,600	2,219
			11,389
Total Kazakhstan (Cost $18,203)			20,811
KENYA 0.6%
SOVEREIGN ISSUES 0.6%
Kenya Government International Bond
6.875% due 06/24/2024		$4,000	4,267
7.250% due 02/28/2028		2,300	2,390
8.000% due 05/22/2032		3,800	4,023
8.250% due 02/28/2048		2,500	2,609

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Kenya (Cost $12,524)			13,289
LUXEMBOURG 2.8%
ASSET-BACKED SECURITIES 0.0%
Sovereign Credit Opportunities S.A. 3.000% due 09/30/2019 «	EUR	574	657
CORPORATE BONDS & NOTES 2.8%
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(b)(c)		$5,132	2,463
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		8,320	8,498
6.000% due 11/27/2023		7,700	8,378
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		5,300	5,568
4.950% due 02/06/2028		5,000	5,307
5.150% due 02/11/2026		13,200	14,091
6.510% due 03/07/2022		15,113	16,353
8.625% due 04/28/2034		1,100	1,503
			62,161
Total Luxembourg (Cost $60,497)			62,818
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 4.500% due 03/18/2045		$900	1,051
Total Malaysia (Cost $890)			1,051
MEXICO 8.0%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		93,450	5
			5
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.8%
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(h)(i)		$900	911
BBVA Bancomer S.A. 6.750% due 09/30/2022		1,000	1,091
Comision Federal de Electricidad 5.750% due 02/14/2042		4,850	5,130
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(c)		900	0
Petroleos Mexicanos
4.250% due 01/15/2025		3,000	2,781
4.875% due 01/24/2022		15,675	15,659
5.500% due 01/21/2021		2,500	2,534
5.500% due 06/27/2044		1,800	1,446
5.625% due 01/23/2046		500	405
6.350% due 02/12/2048		33,467	28,857
6.375% due 01/23/2045		8,700	7,515
6.500% due 03/13/2027		2,100	2,076
6.500% due 06/02/2041		12,620	11,225
6.625% due 06/15/2035		975	906
6.750% due 09/21/2047		5,500	4,911
6.875% due 08/04/2026		12,500	12,662
Trust F
4.869% due 01/15/2030		3,300	3,328
6.390% due 01/15/2050		3,400	3,494
			104,931
SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	11,051
4.150% due 03/28/2027		$4,826	5,064
4.500% due 04/22/2029		4,300	4,614

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.600% due 01/23/2046		9,412	9,652
5.550% due 01/21/2045 (k)		5,620	6,561
5.750% due 10/12/2110		18,750	20,532
6.050% due 01/11/2040		9,702	11,604
			69,078
Total Mexico (Cost $188,644)			174,014
MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$7,030	7,105
5.625% due 05/01/2023		1,400	1,427
Total Mongolia (Cost $8,202)			8,532
MOROCCO 0.1%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$2,500	2,698
Total Morocco (Cost $2,576)			2,698
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$2,300	2,317
Total Namibia (Cost $2,237)			2,317
NETHERLANDS 0.3%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	250	285
CORPORATE BONDS & NOTES 0.3%
CIMPOR Financial Operations BV 5.750% due 07/17/2024		$3,200	2,820
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		1,500	1,868
Metinvest BV 7.750% due 04/23/2023		2,100	2,177
Syngenta Finance NV 4.441% due 04/24/2023		300	312
			7,177
Total Netherlands (Cost $7,184)			7,462
NIGERIA 2.1%
SOVEREIGN ISSUES 2.1%
Nigeria Government International Bond
5.625% due 06/27/2022		$2,000	2,071
6.375% due 07/12/2023		1,000	1,060
6.500% due 11/28/2027		12,600	12,647
7.143% due 02/23/2030		8,000	8,110
7.625% due 11/21/2025		1,800	1,970
7.625% due 11/28/2047		3,100	3,098
7.696% due 02/23/2038		5,000	5,086
7.875% due 02/16/2032		9,300	9,747
8.747% due 01/21/2031		700	781
9.248% due 01/21/2049		1,600	1,815
Total Nigeria (Cost $44,937)			46,385
OMAN 1.2%
CORPORATE BONDS & NOTES 0.4%
Oman Sovereign Sukuk SAOC 5.932% due 10/31/2025		$9,300	9,422
SOVEREIGN ISSUES 0.8%
Oman Government International Bond
3.625% due 06/15/2021		300	296
5.375% due 03/08/2027		7,900	7,438
5.625% due 01/17/2028		9,300	8,842

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

6.500% due 03/08/2047		1,000	867
			17,443
Total Oman (Cost $27,754)			26,865
PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$2,400	2,427
5.625% due 12/05/2022		1,100	1,113
			3,540
SOVEREIGN ISSUES 0.1%
Pakistan Government International Bond 6.875% due 12/05/2027		2,500	2,531
Total Pakistan (Cost $5,857)			6,071
PANAMA 1.0%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		$4,900	5,791
ENA Norte Trust 4.950% due 04/25/2028		1,196	1,238
			7,029
SOVEREIGN ISSUES 0.7%
Panama Government International Bond
4.300% due 04/29/2053		1,700	1,874
4.500% due 05/15/2047		3,800	4,303
6.700% due 01/26/2036		2,000	2,730
8.125% due 04/28/2034		2,860	4,065
8.875% due 09/30/2027		735	1,043
9.375% due 01/16/2023		900	1,101
			15,116
Total Panama (Cost $19,964)			22,145
PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond 6.100% due 08/11/2044		$5,700	6,804
Total Paraguay (Cost $5,700)			6,804
PERU 2.3%
CORPORATE BONDS & NOTES 0.2%
Petroleos del Peru S.A.
4.750% due 06/19/2032		$800	877
5.625% due 06/19/2047		3,800	4,332
			5,209
SOVEREIGN ISSUES 2.1%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		7,700	7,844
Peru Government International Bond
5.940% due 02/12/2029	PEN	19,400	6,432
6.350% due 08/12/2028		7,900	2,695
6.950% due 08/12/2031		40,500	14,429
8.200% due 08/12/2026		13,300	5,025
8.750% due 11/21/2033		$5,700	9,220
			45,645
Total Peru (Cost $47,739)			50,854
PHILIPPINES 0.2%
CORPORATE BONDS & NOTES 0.2%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$4,300	5,259

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Philippines (Cost $5,369)			5,259
QATAR 2.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		$11,600	11,571
SOVEREIGN ISSUES 2.0%
Qatar Government International Bond
3.375% due 03/14/2024		6,000	6,208
3.875% due 04/23/2023		5,100	5,355
4.000% due 03/14/2029		12,000	12,953
4.500% due 01/20/2022		1,200	1,262
4.817% due 03/14/2049		12,000	13,783
5.103% due 04/23/2048		3,200	3,820
			43,381
Total Qatar (Cost $50,993)			54,952
ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romania Government International Bond
2.000% due 12/08/2026	EUR	4,500	5,427
3.500% due 04/03/2034		400	502
Romanian Government International Bond 2.875% due 05/26/2028		100	127
Total Romania (Cost $5,855)			6,056
RUSSIA 2.4%
CORPORATE BONDS & NOTES 0.2%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$4,000	4,150
SOVEREIGN ISSUES 2.2%
Russia Government International Bond
2.875% due 12/04/2025	EUR	5,000	6,096
4.250% due 06/23/2027		$2,400	2,482
4.375% due 03/21/2029		8,800	9,136
4.750% due 05/27/2026		5,000	5,332
5.100% due 03/28/2035		16,600	18,061
5.625% due 04/04/2042		3,600	4,230
12.750% due 06/24/2028		1,525	2,523
			47,860
Total Russia (Cost $49,551)			52,010
SAUDI ARABIA 1.0%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 4.375% due 04/16/2049		$200	203
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.875% due 03/04/2023		200	203
4.375% due 04/16/2029		14,800	16,022
4.500% due 04/17/2030		4,500	4,917
			21,142
Total Saudi Arabia (Cost $20,126)			21,345
SENEGAL 0.5%
SOVEREIGN ISSUES 0.5%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,500	2,857
6.250% due 05/23/2033		$2,300	2,231
6.750% due 03/13/2048		1,600	1,507
8.750% due 05/13/2021		4,800	5,250

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Senegal (Cost $11,915)			11,845
SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	12,400	14,097
7.250% due 09/28/2021		$609	668
Total Serbia (Cost $14,427)			14,765
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 2.750% due 09/18/2022		$5,500	5,493
Total Singapore (Cost $5,480)			5,493
SOUTH AFRICA 2.7%
CORPORATE BONDS & NOTES 1.7%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$1,300	1,413
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		6,950	7,026
6.350% due 08/10/2028		3,100	3,362
6.750% due 08/06/2023		5,900	6,194
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,906
SASOL Financing USA LLC
5.875% due 03/27/2024		9,300	10,080
6.500% due 09/27/2028		5,100	5,727
			37,708
SOVEREIGN ISSUES 1.0%
South Africa Government International Bond
4.300% due 10/12/2028		200	197
4.850% due 09/27/2027		500	516
4.875% due 04/14/2026		1,500	1,555
5.000% due 10/12/2046		3,800	3,671
5.375% due 07/24/2044		200	202
5.875% due 06/22/2030		15,000	16,301
			22,442
Total South Africa (Cost $56,870)			60,150
SRI LANKA 1.2%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank 5.150% due 09/10/2019		$4,000	4,002
SOVEREIGN ISSUES 1.0%
Sri Lanka Government International Bond
5.750% due 01/18/2022		4,600	4,619
5.875% due 07/25/2022		1,900	1,909
6.125% due 06/03/2025		3,100	3,028
6.200% due 05/11/2027		3,800	3,610
6.250% due 10/04/2020		600	608
6.250% due 07/27/2021		1,000	1,014
6.825% due 07/18/2026		500	500
6.850% due 11/03/2025		4,100	4,120
7.850% due 03/14/2029		2,600	2,687
			22,095
Total Sri Lanka (Cost $25,952)			26,097
TANZANIA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Ministry of Finance of Tanzania
7.417% (LIBOR03M + 5.200%) due 06/23/2022 «~		$5,486	5,479

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		6,700	6,746
			12,225
SOVEREIGN ISSUES 0.1%
Tanzania Government International Bond 8.688% (US0006M + 6.000%) due 03/09/2020 ~		2,000	2,040
Total Tanzania (Cost $14,184)			14,265
THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Thaioil Treasury Center Co. Ltd. 5.375% due 11/20/2048		$1,600	1,936
Total Thailand (Cost $1,582)			1,936
TRINIDAD AND TOBAGO 0.1%
CORPORATE BONDS & NOTES 0.1%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$1,722	1,714
SOVEREIGN ISSUES 0.0%
Trinidad & Tobago Government International Bond 4.500% due 08/04/2026		600	601
Total Trinidad and Tobago (Cost $2,308)			2,315
TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie International Bond 3.280% due 08/09/2027	JPY	200,000	1,481
Total Tunisia (Cost $1,754)			1,481
TURKEY 5.4%
CORPORATE BONDS & NOTES 0.9%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,161
5.800% due 02/21/2022		15,500	15,595
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,163	1,992
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		1,800	1,654
			20,402
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Akbank T.A.S. 1.900% (EUR003M + 1.900%) due 10/06/2019 ~	EUR	3,800	4,309
SOVEREIGN ISSUES 4.3%
Export-Credit Bank of Turkey
4.250% due 09/18/2022		$3,000	2,817
5.375% due 02/08/2021		1,500	1,483
5.375% due 10/24/2023		2,800	2,658
8.250% due 01/24/2024		6,400	6,701
Turkey Government International Bond
5.125% due 02/17/2028		12,200	10,925
5.750% due 05/11/2047		6,100	5,129
6.000% due 03/25/2027		14,500	13,818
6.000% due 01/14/2041		14,580	12,630
6.125% due 10/24/2028		5,300	5,009
6.750% due 05/30/2040		13,900	13,034
6.875% due 03/17/2036		3,900	3,747
7.250% due 12/23/2023		12,100	12,527
7.250% due 03/05/2038		1,000	994

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

7.625% due 04/26/2029		2,350	2,412
			93,884
Total Turkey (Cost $130,249)			118,595
UKRAINE 3.0%
SOVEREIGN ISSUES 3.0%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$12,800	9,211
6.750% due 06/20/2026	EUR	8,200	9,900
7.375% due 09/25/2032		$4,000	3,943
7.750% due 09/01/2020		13,400	13,858
7.750% due 09/01/2021		6,500	6,807
7.750% due 09/01/2022		9,300	9,871
7.750% due 09/01/2023		4,800	5,092
7.750% due 09/01/2024		6,400	6,692
Total Ukraine (Cost $61,402)			65,374
UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World PLC 6.850% due 07/02/2037		$4,300	5,413
Total United Arab Emirates (Cost $4,683)			5,413
UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$700	765
State Savings Bank of Ukraine Via SSB PLC 9.375% due 03/10/2023 þ		320	334
Ukreximbank Via Biz Finance PLC 9.625% due 04/27/2022		250	260
Total United Kingdom (Cost $1,341)			1,359
UNITED STATES 5.2%
ASSET-BACKED SECURITIES 1.2%
Aames Mortgage Investment Trust 2.884% due 04/25/2036 •		$827	746
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.454% due 11/25/2034 •		193	194
Argent Securities Trust 2.554% due 07/25/2036 •		991	865
Bayview Opportunity Master Fund Trust 4.213% due 10/29/2033 þ		119	121
Countrywide Asset-Backed Certificates Trust
2.644% due 02/25/2037 •		5,700	5,617
3.154% due 11/25/2035 •		2,400	2,430
Credit-Based Asset Servicing & Securitization Trust 3.570% due 01/25/2037 ^þ		8,483	3,794
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036 ^þ		214	123
6.172% due 06/25/2036 ^þ		329	160
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 10/25/2033		3	3
GSAA Home Equity Trust 6.002% due 11/25/2036 þ		1,501	906
Home Equity Asset Trust 3.754% due 02/25/2033 •		171	172
MASTR Asset-Backed Securities Trust 3.104% due 09/25/2034 •		245	237
Morgan Stanley ABS Capital, Inc. Trust
3.169% due 01/25/2035 •		23	23
3.199% due 03/25/2034 •		4,316	4,292
Morgan Stanley Mortgage Loan Trust
2.764% due 04/25/2037 •		318	151
6.000% due 02/25/2037 ^~		101	80
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.554% due 07/25/2036 •		692	670
Option One Mortgage Loan Trust
2.624% due 04/25/2037 •		810	624
2.624% due 05/25/2037 •		332	230
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.924% due 09/25/2035 •		1,600	1,428
RAAC Trust 3.104% due 02/25/2046 •		711	696

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Saxon Asset Securities Trust 2.714% due 09/25/2047 •	661	645
Soundview Home Loan Trust
2.754% due 03/25/2036 •	1,300	1,275
3.304% due 10/25/2037 •	1,096	918
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	592	595
		26,995
CORPORATE BONDS & NOTES 1.0%
General Electric Co. 3.450% due 05/15/2024	100	102
Rio Oil Finance Trust
8.200% due 04/06/2028	5,300	5,963
9.250% due 07/06/2024	9,079	10,157
9.750% due 01/06/2027	4,123	4,752
		20,974
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~	2,100	2,099
PG&E Corp. 1.125% due 12/31/2020 «µ	700	699
		2,798
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust 4.160% due 11/25/2035 ^~	136	124
Banc of America Funding Trust
4.870% due 11/20/2035 ^~	168	162
5.888% due 04/25/2037 ^þ	181	172
BCAP LLC Trust 6.247% due 05/26/2037 ~	3,884	3,449
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~	98	93
4.351% due 01/25/2035 ~	12	12
Citigroup Mortgage Loan Trust 4.262% due 07/25/2046 ^~	79	73
Citigroup Mortgage Loan Trust, Inc. 4.200% due 09/25/2035 •	168	167
CitiMortgage Alternative Loan Trust 3.054% due 10/25/2036 •	1,057	861
Civic Mortgage LLC 4.349% due 11/25/2022 þ	566	565
Countrywide Alternative Loan Trust
2.574% due 01/25/2037 ^•	49	48
2.724% due 11/25/2035 •	141	133
2.754% due 05/25/2036 ^•	714	440
5.750% due 03/25/2037 ^•	138	119
6.250% due 11/25/2036 ^	101	91
Countrywide Home Loan Mortgage Pass-Through Trust
3.865% due 03/25/2037 ^~	87	81
3.963% due 02/25/2047 ^~	94	86
3.976% due 04/20/2036 ^~	57	53
4.025% due 09/25/2047 ^~	49	47
Credit Suisse Mortgage Capital Certificates 2.977% (LIBOR01M) due 11/30/2037 ~	700	636
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	939	852
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.739% due 10/25/2035 ~	54	48
5.500% due 12/25/2035 ^	180	174
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^þ	120	115
5.886% due 10/25/2036 ^þ	120	115
GSMPS Mortgage Loan Trust 2.754% due 01/25/2036 •	208	182
HarborView Mortgage Loan Trust 4.526% due 08/19/2036 ^~	27	26
Impac CMB Trust 3.044% due 03/25/2035 •	213	211
IndyMac Mortgage Loan Trust
2.584% due 02/25/2037 •	747	685
2.704% due 06/25/2037 ^•	142	91
3.736% due 06/25/2036 ~	143	139
3.761% due 10/25/2035 ~	110	100
3.856% due 11/25/2037 ~	1,197	1,175
3.925% due 08/25/2036 ~	200	198
JPMorgan Mortgage Trust
4.313% due 11/25/2035 ^~	73	69
4.451% due 04/25/2035 ~	30	31
4.512% due 08/25/2035 ~	146	150

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

JPMorgan Resecuritization Trust 2.500% due 03/25/2056	374	365
Lehman XS Trust
2.594% due 09/25/2046 •	2,985	2,941
2.654% due 08/25/2037 •	7,684	7,595
Luminent Mortgage Trust 2.764% due 12/25/2036 ^•	68	65
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	134	26
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	1,784	1,625
6.500% due 07/25/2037 ^	516	487
Sequoia Mortgage Trust 3.808% due 01/20/2047 ^~	55	45
Structured Adjustable Rate Mortgage Loan Trust
3.867% due 09/25/2036 ^~	285	223
3.874% due 11/25/2035 ^~	73	69
4.044% due 10/25/2037 ^•	108	100
4.568% due 05/25/2036 ^~	226	219
SunTrust Adjustable Rate Mortgage Loan Trust 4.316% due 10/25/2037 ^~	969	928
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	568	49
WaMu Mortgage Pass-Through Certificates Trust
2.774% due 05/25/2034 •	116	105
3.460% due 01/25/2037 ^~	133	124
3.492% due 05/25/2037 ^~	176	147
3.566% due 04/25/2037 ^~	84	77
3.824% due 12/25/2036 ^~	263	263
4.229% due 03/25/2036 ~	2,135	2,093
Wells Fargo Mortgage-Backed Securities Trust 4.750% due 10/25/2036 ~	567	566
		29,885
U.S. GOVERNMENT AGENCIES 0.0%
Israel Government AID Bond 5.500% due 04/26/2024	100	116
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.375% due 04/30/2021 (m)(o)	33,500	33,251
Total United States (Cost $111,347)		114,019
URUGUAY 1.4%
SOVEREIGN ISSUES 1.4%
Uruguay Government International Bond
4.375% due 10/27/2027	$1,882	2,038
4.375% due 01/23/2031	5,082	5,510
4.975% due 04/20/2055	4,800	5,310
5.100% due 06/18/2050	7,000	7,893
7.875% due 01/15/2033	6,550	9,420
Total Uruguay (Cost $26,597)		30,171
VENEZUELA 1.6%
CORPORATE BONDS & NOTES 0.6%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$55,799	8,928
5.500% due 04/12/2037 ^(c)	19,263	3,178
6.000% due 05/16/2024 ^(c)	2,800	448
		12,554
SOVEREIGN ISSUES 1.0%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)	120	32
7.000% due 03/31/2038 ^(c)	19,240	5,099
7.650% due 04/21/2025 ^(c)	10,109	2,755
7.750% due 10/13/2019 ^(c)	7,300	1,944
8.250% due 10/13/2024 ^(c)	21,739	5,978
9.000% due 05/07/2023 ^(c)	2,521	693
9.250% due 09/15/2027 ^(c)	7,540	2,205
9.250% due 05/07/2028 ^(c)	3,027	829

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

11.950% due 08/05/2031 ^(c)		6,580	1,900
			21,435
Total Venezuela (Cost $89,822)			33,989
VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028		$1,567	1,554
Total Vietnam (Cost $1,428)			1,554
VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$1,341	1,365
5.125% due 05/15/2024		700	732
Total Virgin Islands (British) (Cost $2,030)			2,097
ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022		$1,100	718
8.500% due 04/14/2024		1,700	1,152
Total Zambia (Cost $1,830)			1,870
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (j) 0.5%			11,343
SHORT-TERM NOTES 1.3%
Nigeria Open Market Operation Bills
13.161% due 02/06/2020 (f)(g)	NGN	1,856,900	4,785
13.203% due 12/19/2019 (f)(g)		887,000	2,326
13.394% due 04/23/2020 (f)(g)		1,485,500	3,731
13.613% due 04/23/2020 (f)(g)		763,300	1,917
13.853% due 05/14/2020 (f)(g)		1,200,000	2,993
13.963% due 06/04/2020 (f)(g)		500,000	1,239
14.021% due 04/23/2020 (f)(g)		4,434,500	11,136
			28,127
NIGERIA TREASURY BILLS 0.6%
13.028% due 11/28/2019 - 04/02/2020 (e)(f)		4,765,300	12,254
Total Short-Term Instruments (Cost $51,634)			51,724
Total Investments in Securities (Cost $2,098,706)			2,090,300
		SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III		5,756,993	56,948
Total Short-Term Instruments (Cost $56,930)			56,948
Total Investments in Affiliates (Cost $56,930)			56,948
Total Investments 98.3% (Cost $2,155,636)			$2,147,248
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $(16,317))			703
Other Assets and Liabilities, net 1.7%			36,564
Net Assets 100.0%			$2,184,515

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.750%	06/25/2019	07/02/2019	$9,718	U.S. Treasury Bonds 3.375% due 11/15/2048	$(9,718)	$9,718	$9,723
FICC	2.000	06/28/2019	07/01/2019	1,625	U.S. Treasury Notes 2.250% due 03/31/2021	(1,662)	1,625	1,625
Total Repurchase Agreements						$(11,380)	$11,343	$11,348

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	1.000%	04/16/2019	TBD(3)	$(524)	$(525)
MEI	1.650	02/27/2019	TBD(3)	(586)	(590)
NOM	2.350	06/19/2019	TBD(3)	(6,326)	(6,330)
Total Reverse Repurchase Agreements					$(7,445)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (1.2)%
U.S. Treasury Obligations (1.2)%
U.S. Treasury Bonds	3.375%	11/15/2048	$8,238	$(9,635)	$(9,721)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,485)	(5,531)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(10,624)	(10,747)
Total Short Sales (1.2)%				$(25,744)	$(25,999)

(k)	Securities with an aggregate market value of $7,696 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(7,163) at a weighted average interest rate of 1.801%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $179 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	799	$102,247	$1,784	$25	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	230	40,839	366	0	(43)
Total Futures Contracts				$2,150	$25	$(43)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	0.597%	EUR	1,200	$3	$0	$3	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		$1,300	(89)	100	11	0	0
							$(86)	$100	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$89,300	$(3,466)	$930	$(2,536)	$10	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	10,000	(418)	106	(312)	4	0
					$(3,884)	$1,036	$(2,848)	$14	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2022		$85,530	$(2,554)	$4,006	$1,452	$0	$(59)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		300	19	(22)	(3)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		33,900	(4,224)	3,226	(998)	0	(47)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	(88)	(28)	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	(138)	(2)	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,250	1,308	(3,342)	(2,034)	110	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024	EUR	8,000	(34)	(181)	(215)	0	(17)
Receive(5)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		6,400	(57)	(350)	(407)	0	(26)
							$(5,346)	$3,111	$(2,235)	$117	$(149)
Total Swap Agreements							$(9,316)	$4,247	$(5,069)	$131	$(149)

(m)	Securities with an aggregate market value of $16,847 and cash of $3,428 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2020		$4,897	EGP	90,201	$149	$0
BPS	07/2019	EUR	10,217		$11,459	0	(158)
	07/2019	TRY	47,424		8,152	11	0
	07/2019		$8,152	TRY	47,158	0	(12)
	08/2019		1,812	EUR	1,588	0	(2)
	09/2019		5,350	IDR	77,179,667	60	0
BRC	08/2019	AUD	486		$338	0	(3)
CBK	07/2019	EUR	11,335		12,907	18	0
	07/2019	GBP	1,190		1,507	0	(4)
	07/2019	JPY	164,400		1,509	0	(16)
	07/2019		$105,593	EUR	92,911	56	0
	07/2019		230	ZAR	3,335	7	0
	08/2019	EUR	92,911		$105,863	0	(58)
	10/2019	PEN	10,935		3,248	0	(60)
	02/2020		$4,897	EGP	90,299	154	0
	04/2020	NGN	1,407,883		$3,714	0	(6)
GLM	07/2019	EUR	69,857		77,958	0	(1,476)
	07/2019		$2,190	EUR	1,934	9	0
	08/2019	RUB	357,757		$5,434	0	(178)
	09/2019		$5,364	IDR	77,509,800	69	0
	11/2019		10,515	EGP	186,535	179	0
	02/2020		1,101		20,317	35	0
HUS	09/2019	CNH	840		$121	0	(1)
	09/2019		$2,139	EGP	39,235	165	0
	11/2019		8,550		153,900	295	0
JPM	07/2019	EUR	4,736		$5,358	0	(27)
	10/2019		$209	MXN	4,085	1	0
	02/2020	NGN	1,731,578		$4,642	0	(6)
MSB	01/2020	BRL	12,680		3,288	41	0
	01/2020		$3,208	BRL	12,680	39	0
SCX	07/2019	TRY	62,205		$10,476	0	(261)
	07/2019		$5,437	RUB	360,597	257	0
	09/2019		39	IDR	562,731	0	0
TOR	07/2019		1,482	EUR	1,300	0	(4)
UAG	07/2019		1,527	JPY	164,400	0	(3)
	08/2019	JPY	164,400		$1,531	3	0
	09/2019	MYR	963		232	0	(1)
Total Forward Foreign Currency Contracts						$1,548	$(2,276)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019	3,300	$(5)	$0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	2,400	(5)	0
						$(10)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	8,900	$(115)	$0
Total Written Options						$(125)	$0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	3.693%	$4,600	$191	$200	$391	$0
CBK	Russia Government International Bond	(1.000)	Quarterly	06/20/2024	1.138	9,300	48	9	57	0
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	3.693	1,100	46	48	94	0
							$285	$257	$542	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2020	0.607%	$2,200	$(135)	$144	$9	$0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.301	1,600	(87)	101	14	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.100	700	(29)	37	8	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.441	3,000	0	9	9	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.457	300	(9)	13	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.300	3,100	9	2	11	0
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2020	0.725	9,200	(1,533)	1,573	40	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.981	500	(32)	33	1	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.301	1,500	(85)	98	13	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.866	4,100	(566)	592	26	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.565	10,748	(635)	741	106	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.233	2,900	(34)	89	55	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026	3,000	(214)	213	0	(1)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.185	150	(11)	10	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	800	(27)	9	0	(18)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	700	(7)	10	3	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.866	4,100	(560)	586	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.300	4,600	17	0	17	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.164	11,200	(108)	93	0	(15)
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.301	1,000	(56)	65	9	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.897	2,900	(84)	60	0	(24)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.300	2,500	10	(1)	9	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.565	4,000	(157)	197	40	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.276	7,800	(60)	227	167	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.088	2,100	(18)	33	15	0
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.678	1,600	(113)	120	7	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.301	600	(32)	37	5	0
	Ecuador Government International Bond	5.000	Quarterly	06/20/2021	4.927	5,100	(329)	344	15	0
	Ecuador Government International Bond	5.000	Quarterly	12/20/2021	5.252	2,100	(160)	151	0	(9)
	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.506	5,900	(503)	295	0	(208)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	600	(19)	5	0	(14)
	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.096	3,000	8	26	34	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804	800	(12)	19	7	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.866	3,600	(492)	515	23	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.085	1,000	10	(1)	9	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.821	15,000	113	18	131	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	14,400	23	1	24	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.607	5,400	10	12	22	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.678	1,200	(88)	93	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	400	(6)	6	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	600	(10)	7	0	(3)
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	2.059	18,600	(827)	738	0	(89)
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.441	1,300	(49)	53	4	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.678	600	(46)	49	3	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	0.726	2,200	(372)	382	10	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.233	2,300	(28)	72	44	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.821	20,000	164	11	175	0
MYC	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.906	11,000	(18)	70	52	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.276	2,700	(21)	79	58	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.821	11,100	60	37	97	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026	200	(13)	13	0	0
							$(7,161)	$8,086	$1,307	$(382)
Total Swap Agreements							$(6,876)	$8,343	$1,849	$(382)

(o)	Securities with an aggregate market value of $1,433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$5,314	$0	$5,314
Angola
Sovereign Issues	0	3,757	0	3,757
Argentina
Sovereign Issues	0	99,936	0	99,936
Austria
Corporate Bonds & Notes	0	1,406	0	1,406
Azerbaijan
Corporate Bonds & Notes	0	34,393	0	34,393
Sovereign Issues	0	1,895	0	1,895
Bahamas
Sovereign Issues	0	6,664	0	6,664
Brazil
Corporate Bonds & Notes	0	68,256	0	68,256
Loan Participations and Assignments	0	0	11,915	11,915
Sovereign Issues	0	11,626	0	11,626
Cayman Islands
Asset-Backed Securities	0	0	2,574	2,574
Corporate Bonds & Notes	0	54,902	0	54,902
Chile
Corporate Bonds & Notes	0	50,874	0	50,874
China
Corporate Bonds & Notes	0	31,481	0	31,481
Colombia
Corporate Bonds & Notes	0	10,461	0	10,461
Sovereign Issues	0	32,302	0	32,302
Costa Rica
Sovereign Issues	0	7,906	0	7,906
Dominican Republic
Sovereign Issues	0	67,265	0	67,265
Ecuador
Sovereign Issues	0	28,149	0	28,149
Egypt
Sovereign Issues	0	49,667	0	49,667
El Salvador
Sovereign Issues	0	7,363	0	7,363
Gabon
Sovereign Issues	0	1,792	0	1,792
Germany
Corporate Bonds & Notes	0	13,031	0	13,031
Ghana
Sovereign Issues	0	30,171	0	30,171
Guatemala
Sovereign Issues	0	31,068	0	31,068
Hong Kong
Corporate Bonds & Notes	0	17,991	0	17,991
India
Corporate Bonds & Notes	0	3,517	0	3,517
Sovereign Issues	0	9,831	0	9,831
Indonesia
Corporate Bonds & Notes	0	87,523	0	87,523
Sovereign Issues	0	89,971	0	89,971
Ireland
Corporate Bonds & Notes	0	15,726	0	15,726
Israel
Corporate Bonds & Notes	0	5,848	0	5,848
Sovereign Issues	0	5,874	0	5,874
Ivory Coast
Sovereign Issues	0	22,587	0	22,587
Jersey, Channel Islands
Asset-Backed Securities	0	0	2,323	2,323
Jordan
Sovereign Issues	0	8,691	0	8,691
Kazakhstan
Corporate Bonds & Notes	0	9,422	0	9,422
Sovereign Issues	0	11,389	0	11,389
Kenya
Sovereign Issues	0	13,289	0	13,289
Luxembourg
Asset-Backed Securities	0	0	657	657
Corporate Bonds & Notes	0	62,161	0	62,161
Malaysia
Corporate Bonds & Notes	0	1,051	0	1,051
Mexico
Common Stocks	5	0	0	5
Corporate Bonds & Notes	0	104,931	0	104,931
Sovereign Issues	0	69,078	0	69,078
Mongolia
Sovereign Issues	0	8,532	0	8,532
Morocco
Corporate Bonds & Notes	0	2,698	0	2,698
Namibia
Sovereign Issues	0	2,317	0	2,317
Netherlands

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Asset-Backed Securities	0	285	0	285
Corporate Bonds & Notes	0	7,177	0	7,177
Nigeria
Sovereign Issues	0	46,385	0	46,385
Oman
Corporate Bonds & Notes	0	9,422	0	9,422
Sovereign Issues	0	17,443	0	17,443
Pakistan
Corporate Bonds & Notes	0	3,540	0	3,540
Sovereign Issues	0	2,531	0	2,531
Panama
Corporate Bonds & Notes	0	7,029	0	7,029
Sovereign Issues	0	15,116	0	15,116
Paraguay
Sovereign Issues	0	6,804	0	6,804
Peru
Corporate Bonds & Notes	0	5,209	0	5,209
Sovereign Issues	0	45,645	0	45,645
Philippines
Corporate Bonds & Notes	0	5,259	0	5,259
Qatar
Loan Participations and Assignments	0	0	11,571	11,571
Sovereign Issues	0	43,381	0	43,381
Romania
Sovereign Issues	0	6,056	0	6,056
Russia
Corporate Bonds & Notes	0	4,150	0	4,150
Sovereign Issues	0	47,860	0	47,860
Saudi Arabia
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	21,142	0	21,142
Senegal
Sovereign Issues	0	11,845	0	11,845
Serbia
Sovereign Issues	0	14,765	0	14,765
Singapore
Corporate Bonds & Notes	0	5,493	0	5,493
South Africa
Corporate Bonds & Notes	0	37,708	0	37,708
Sovereign Issues	0	22,442	0	22,442
Sri Lanka
Corporate Bonds & Notes	0	4,002	0	4,002
Sovereign Issues	0	22,095	0	22,095
Tanzania
Loan Participations and Assignments	0	0	12,225	12,225
Sovereign Issues	0	2,040	0	2,040
Thailand
Corporate Bonds & Notes	0	1,936	0	1,936
Trinidad and Tobago
Corporate Bonds & Notes	0	1,714	0	1,714
Sovereign Issues	0	601	0	601
Tunisia
Sovereign Issues	0	1,481	0	1,481
Turkey
Corporate Bonds & Notes	0	20,402	0	20,402
Loan Participations and Assignments	0	4,309	0	4,309
Sovereign Issues	0	93,884	0	93,884
Ukraine
Sovereign Issues	0	65,374	0	65,374
United Arab Emirates
Corporate Bonds & Notes	0	5,413	0	5,413
United Kingdom
Corporate Bonds & Notes	0	1,359	0	1,359
United States
Asset-Backed Securities	0	26,995	0	26,995
Corporate Bonds & Notes	0	20,974	0	20,974
Loan Participations and Assignments	0	0	2,798	2,798
Non-Agency Mortgage-Backed Securities	0	29,885	0	29,885
U.S. Government Agencies	0	116	0	116
U.S. Treasury Obligations	0	33,251	0	33,251
Uruguay
Sovereign Issues	0	30,171	0	30,171
Venezuela
Corporate Bonds & Notes	0	12,554	0	12,554
Sovereign Issues	0	21,435	0	21,435
Vietnam
Sovereign Issues	0	1,554	0	1,554
Virgin Islands (British)
Corporate Bonds & Notes	0	2,097	0	2,097
Zambia
Sovereign Issues	0	1,870	0	1,870
Short-Term Instruments
Repurchase Agreements	0	11,343	0	11,343
Short-Term Notes	0	28,127	0	28,127
Nigeria Treasury Bills	0	12,254	0	12,254

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	$5	$2,046,232	$44,063	$2,090,300
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,948	$0	$0	$56,948
Total Investments	$56,953	$2,046,232	$44,063	$2,147,248
Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(25,999)	$0	$(25,999)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	131	0	156
Over the counter	0	3,397	0	3,397
	$25	$3,528	$0	$3,553
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(43)	(149)	0	(192)
Over the counter	0	(2,658)	0	(2,658)
	$(43)	$(2,807)	$0	$(2,850)
Total Financial Derivative Instruments	$(18)	$721	$0	$703
Totals	$56,935	$2,020,954	$44,063	$2,121,952

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,814	$0	$0	$7	$0	$94	$0	$0	$11,915	$94
Cayman Islands
Asset-Backed Securities	0	2,573	0	0	0	1	0	0	2,574	1
Jersey, Channel Islands
Asset-Backed Securities	0	2,578	(262)	2	4	1	0	0	2,323	1
Luxembourg
Asset-Backed Securities	644	0	0	4	0	9	0	0	657	9
Mexico	0	0	0	0	0	0	0	0	0	0
Qatar
Loan Participations and Assignments	11,513	0	0	12	0	46	0	0	11,571	46
Tanzania
Loan Participations and Assignments	13,097	0	(914)	3	4	35	0	0	12,225	36
United States
Loan Participations and Assignments	0	0	0	0	0	0	2,798	0	2,798	0
Totals	$37,068	$5,151	$(1,176)	$28	$8	$186	$2,798	$0	$44,063	$187

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,915	Proxy Pricing	Base Price	99.550
Cayman Islands
Asset-Backed Securities	2,574	Other Valuation Techniques(2)	-	-
Jersey, Channel Islands
Asset-Backed Securities	2,323	Other Valuation Techniques(2)	-	-
Luxembourg
Asset-Backed Securities	657	Proxy Pricing	Base Price	100.126
Qatar
Loan Participations and Assignments	11,571	Third Party Vendor	Broker Quote	99.750

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Tanzania
Loan Participations and Assignments	6,746	Proxy Pricing	Base Price	100.622
	5,479	Third Party Vendor	Broker Quote	99.875
United States
Loan Participations and Assignments	2,798	Third Party Vendor	Broker Quote	99.938
Total	$44,063

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.6% ¤
ARGENTINA 3.5%
CORPORATE BONDS & NOTES 3.0%
Cia General de Combustibles S.A. 9.500% due 11/07/2021		$300	$292
Genneia S.A. 8.750% due 01/20/2022		800	747
Pampa Energia S.A. 7.375% due 07/21/2023		1,100	1,067
Rio Energy S.A. 6.875% due 02/01/2025		1,800	1,374
YPF S.A. 8.750% due 04/04/2024		1,000	1,015
			4,495
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
4.000% due 03/06/2020 (e)	ARS	51	1
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~		57	2
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		1,628	33
63.705% (ARLLMONP) due 06/21/2020 ~(a)		5,434	125
Provincia de Buenos Aires 54.431% due 12/06/2019 •(a)		30	1
Provincia de Cordoba 7.450% due 09/01/2024		$200	158
Provincia de Neuquen 7.500% due 04/27/2025		600	507
			827
Total Argentina (Cost $5,904)			5,322
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd. 6.625% due 05/15/2022		$400	413
Total Australia (Cost $400)			413
AUSTRIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Eldorado Intl. Finance GmbH 8.625% due 06/16/2021		$500	526
Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	200	234
7.500% due 06/15/2032		$1,100	1,117
Total Austria (Cost $1,788)			1,877
BERMUDA 0.5%
CORPORATE BONDS & NOTES 0.5%
Digicel Group One Ltd. 0.000% due 12/30/2022		$496	278
Digicel Group Two Ltd. 8.250% due 09/30/2022		469	105
Digicel Ltd. 6.000% due 04/15/2021		400	306
Total Bermuda (Cost $1,077)			689
BRAZIL 8.2%
CORPORATE BONDS & NOTES 7.2%
Braskem America Finance Co. 7.125% due 07/22/2041		$400	474
Braskem Finance Ltd. 6.450% due 02/03/2024		1,000	1,108

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

CSN Resources S.A.
7.625% due 02/13/2023		1,200	1,271
7.625% due 04/17/2026		400	425
JBS Investments GmbH 7.000% due 01/15/2026		300	326
JSL Europe S.A. 7.750% due 07/26/2024		1,000	1,023
Odebrecht Finance Ltd.
4.375% due 04/25/2025 ^(c)		300	20
5.250% due 06/27/2029 ^(c)		1,950	134
7.125% due 06/26/2042 ^(c)		1,050	72
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (d)(f)		1,122	12
Oi S.A. (10.000% Cash) 10.000% due 07/27/2025 (b)(h)		800	834
Petrobras Global Finance BV
4.750% due 01/14/2025	EUR	1,000	1,285
7.375% due 01/17/2027		$700	805
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)		500	385
5.375% due 09/26/2024 ^(c)		600	479
5.750% due 10/24/2023 ^(c)		1,300	1,038
Suzano Austria GmbH 7.000% due 03/16/2047		1,000	1,140
			10,831
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,500	1,502
		SHARES
WARRANTS 0.0%
OAS S.A. - Exp. 01/21/2039 «(h)		131,712	2
Total Brazil (Cost $12,819)			12,335
		PRINCIPAL AMOUNT (000s)
CANADA 1.8%
CORPORATE BONDS & NOTES 1.8%
Canacol Energy Ltd. 7.250% due 05/03/2025		$1,200	1,254
Frontera Energy Corp. 9.700% due 06/25/2023		1,400	1,496
Total Canada (Cost $2,621)			2,750
CAYMAN ISLANDS 8.5%
CORPORATE BONDS & NOTES 8.5%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023		$900	939
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (d)		600	406
China Evergrande Group 8.250% due 03/23/2022		600	580
EMG SUKUK Ltd. 4.564% due 06/18/2024		300	310
Goodman HK Finance 4.375% due 06/19/2024		701	736
Hutchison Whampoa International Ltd. 3.625% due 10/31/2024		600	628
MAF Global Securities Ltd. 4.750% due 05/07/2024		400	419
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		200	199
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		856	851
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (b)		812	506
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		910	878
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (b)		800	204
Sands China Ltd. 5.125% due 08/08/2025		1,800	1,934

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Semiconductor Manufacturing International Corp. 4.125% due 10/07/2019	700	702
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	500	502
VLL International, Inc. 5.750% due 11/28/2024	600	608
WTT Investment Ltd. 5.500% due 11/21/2022	900	933
Wynn Macau Ltd. 4.875% due 10/01/2024	600	589
Yingde Gases Investment Ltd. 6.250% due 01/19/2023	800	814
Total Cayman Islands (Cost $12,182)		12,738
CHILE 1.9%
CORPORATE BONDS & NOTES 1.9%
Cencosud S.A. 5.150% due 02/12/2025	$250	265
Colbun S.A. 4.500% due 07/10/2024	400	421
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,583	1,606
4.500% due 08/15/2025	365	363
Sociedad Quimica y Minera de Chile S.A. 4.375% due 01/28/2025	200	211
Total Chile (Cost $2,734)		2,866
CHINA 2.1%
CORPORATE BONDS & NOTES 2.1%
CCCI Treasure Ltd. 3.500% due 04/21/2020 •(f)	$300	300
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	500	512
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	203
4.125% due 05/06/2026	200	200
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022	600	620
4.125% due 09/12/2025	800	855
Yankuang Group Cayman Ltd. 4.750% due 11/30/2020	500	500
Total China (Cost $3,101)		3,190
COLOMBIA 0.7%
	SHARES
COMMON STOCKS 0.1%
Frontera Energy Corp.	16,190	162
	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.6%
Ecopetrol S.A. 7.375% due 09/18/2043	$400	515
SURA Asset Management S.A. 4.875% due 04/17/2024	400	427
		942
Total Colombia (Cost $2,224)		1,104
CURACAO 0.2%
CORPORATE BONDS & NOTES 0.2%
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	$300	274

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Curacao (Cost $292)			274
GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG 4.250% due 10/14/2021		$1,000	1,014
Total Germany (Cost $995)			1,014
GHANA 0.5%
SOVEREIGN ISSUES 0.5%
Ghana Government International Bond 7.875% due 03/26/2027		$700	739
Total Ghana (Cost $700)			739
GUERNSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	700	847
Total Guernsey, Channel Islands (Cost $811)			847
HONG KONG 0.8%
CORPORATE BONDS & NOTES 0.8%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		$400	406
Vanke Real Estate Hong Kong Co. Ltd. 3.950% due 12/23/2019		800	805
Total Hong Kong (Cost $1,200)			1,211
INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Bharti Airtel Ltd. 4.375% due 06/10/2025		$500	506
Total India (Cost $498)			506
INDONESIA 2.0%
CORPORATE BONDS & NOTES 2.0%
Indonesia Asahan Aluminium Persero PT 5.710% due 11/15/2023		$300	329
Medco Oak Tree Pte Ltd. 7.375% due 05/14/2026		800	805
Minejesa Capital BV 4.625% due 08/10/2030		1,100	1,117
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		700	754
Total Indonesia (Cost $2,872)			3,005
IRELAND 3.8%
CORPORATE BONDS & NOTES 3.8%
C&W Senior Financing DAC 7.500% due 10/15/2026		$900	941
Credit Bank of Moscow Via CBOM Finance PLC 5.150% due 02/20/2024	EUR	800	937
Eurochem Finance DAC 5.500% due 03/13/2024		$1,400	1,472
MMC Norilsk Nickel OJSC Via MMC Finance DAC 6.625% due 10/14/2022		300	326
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.000% due 05/30/2023		200	207
Novolipetsk Steel Via Steel Funding DAC
4.000% due 09/21/2024		500	501
4.500% due 06/15/2023		300	308
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023		1,000	1,009

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Ireland (Cost $5,424)		5,701
LUXEMBOURG 5.6%
CORPORATE BONDS & NOTES 5.6%
Adecoagro S.A. 6.000% due 09/21/2027	$200	192
Altice Financing S.A. 7.500% due 05/15/2026	400	403
Altice Finco S.A. 7.625% due 02/15/2025	1,700	1,638
Altice Luxembourg S.A. 7.750% due 05/15/2022	200	204
Andrade Gutierrez International S.A. (11.000% Cash or 12.000% PIK) 11.000% due 08/20/2021 (b)	329	319
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(b)(c)	3,221	1,546
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023	2,100	2,285
Topaz Marine S.A. 9.125% due 07/26/2022	600	606
Unigel Luxembourg S.A. 10.500% due 01/22/2024	1,100	1,182
Total Luxembourg (Cost $8,786)		8,375
MAURITIUS 1.8%
CORPORATE BONDS & NOTES 1.8%
Azure Power Energy Ltd. 5.500% due 11/03/2022	$400	405
Greenko Dutch BV 4.875% due 07/24/2022	200	201
HTA Group Ltd. 9.125% due 03/08/2022	800	842
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024	500	503
Neerg Energy Ltd. 6.000% due 02/13/2022	800	804
Total Mauritius (Cost $2,699)		2,755
MEXICO 2.3%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «	172,487	0
	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.3%
Banco Mercantil del Norte S.A. 6.875% due 07/06/2022 •(f)	$200	204
BBVA Bancomer S.A. 6.500% due 03/10/2021	430	453
Mexichem S.A.B. de C.V. 5.500% due 01/15/2048	300	299
Trust F
4.869% due 01/15/2030	400	403
6.390% due 01/15/2050	300	308
6.950% due 01/30/2044	950	1,066
Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.000% due 01/15/2025	700	687
		3,420
Total Mexico (Cost $4,485)		3,420
MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP S.A. 4.500% due 10/22/2025	$400	411

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Morocco (Cost $395)		411
NETHERLANDS 6.1%
CORPORATE BONDS & NOTES 6.1%
IHS Netherlands Holdco BV 9.500% due 10/27/2021	$2,313	2,405
Indo Energy Finance BV 6.375% due 01/24/2023	250	255
Metinvest BV 7.750% due 04/23/2023	2,400	2,487
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	3,900	3,393
VTR Finance BV 6.875% due 01/15/2024	628	653
Total Netherlands (Cost $9,003)		9,193
NIGERIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Access Bank PLC 10.500% due 10/19/2021	$200	222
SEPLAT Petroleum Development Co. PLC 9.250% due 04/01/2023	300	317
United Bank for Africa PLC 7.750% due 06/08/2022	300	315
Total Nigeria (Cost $813)		854
PANAMA 1.2%
CORPORATE BONDS & NOTES 1.2%
Banistmo S.A. 3.650% due 09/19/2022	$700	704
Multibank, Inc. 4.375% due 11/09/2022	700	718
Promerica Financial Corp. 9.700% due 05/14/2024	350	370
Total Panama (Cost $1,745)		1,792
PERU 0.9%
CORPORATE BONDS & NOTES 0.9%
Peru LNG SRL 5.375% due 03/22/2030	$1,200	1,294
Total Peru (Cost $1,200)		1,294
RUSSIA 1.6%
CORPORATE BONDS & NOTES 1.6%
ALROSA Finance S.A. 4.650% due 04/09/2024	$200	208
MMK International Capital DAC 4.375% due 06/13/2024	2,200	2,233
Total Russia (Cost $2,410)		2,441
SINGAPORE 3.9%
CORPORATE BONDS & NOTES 3.9%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028	$1,400	1,343
BOC Aviation Ltd.
3.500% due 01/31/2023	700	712
3.500% due 10/10/2024	300	305
GLP Pte. Ltd. 3.875% due 06/04/2025	1,300	1,301
Indika Energy Capital Pte. Ltd. 5.875% due 11/09/2024	300	294
Marble Pte. Ltd. 5.300% due 06/20/2022	200	203
Medco Straits Services Pte. Ltd. 8.500% due 08/17/2022	500	539
Oversea-Chinese Banking Corp. Ltd. 4.250% due 06/19/2024	1,071	1,128

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Singapore (Cost $5,430)		5,825
SOUTH AFRICA 2.9%
CORPORATE BONDS & NOTES 2.9%
African Bank Ltd.
6.000% due 02/08/2020	$1,100	1,069
8.125% due 10/19/2020	400	409
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	800	845
SASOL Financing USA LLC 5.875% due 03/27/2024	1,900	2,059
Total South Africa (Cost $4,352)		4,382
SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.7%
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026	$400	412
Woori Bank 4.750% due 04/30/2024	600	641
Total South Korea (Cost $1,023)		1,053
SPAIN 1.0%
CORPORATE BONDS & NOTES 1.0%
International Airport Finance S.A. 12.000% due 03/15/2033	$1,300	1,450
Total Spain (Cost $1,300)		1,450
SUPRANATIONAL 2.0%
CORPORATE BONDS & NOTES 2.0%
Africa Finance Corp. 3.875% due 04/13/2024	$1,400	1,420
African Export-Import Bank 4.125% due 06/20/2024	1,600	1,640
Total Supranational (Cost $2,877)		3,060
TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~	$500	503
Total Tanzania (Cost $500)		503
TURKEY 7.3%
CORPORATE BONDS & NOTES 5.6%
Akbank T.A.S. 5.125% due 03/31/2025	$500	463
QNB Finansbank A/S
4.875% due 05/19/2022	900	883
6.875% due 09/07/2024	2,100	2,153
Turk Telekomunikasyon A/S 6.875% due 02/28/2025	1,200	1,211
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	112	103
Turkiye Is Bankasi A/S
5.000% due 04/30/2020	700	699
6.125% due 04/25/2024	200	184
Turkiye Sise ve Cam Fabrikalari A/S 6.950% due 03/14/2026	1,300	1,311
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	698
5.750% due 02/24/2022	800	781
		8,486
SOVEREIGN ISSUES 1.7%
Export-Credit Bank of Turkey 8.250% due 01/24/2024	1,900	1,990

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Turkey Government International Bond 7.250% due 12/23/2023	600	621
		2,611
Total Turkey (Cost $10,883)		11,097
UKRAINE 0.9%
SOVEREIGN ISSUES 0.9%
Ukraine Government International Bond 0.000% due 05/31/2040 ~	$2,000	1,439
Total Ukraine (Cost $1,253)		1,439
UNITED ARAB EMIRATES 3.0%
CORPORATE BONDS & NOTES 3.0%
ADES International Holding PLC 8.625% due 04/24/2024	$1,500	1,492
Burgan Tier 1 Financing Ltd. 7.250% due 09/30/2019 •(f)	1,700	1,712
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022	500	506
First Gulf Bank PJSC 2.625% due 02/24/2020	750	750
Total United Arab Emirates (Cost $4,458)		4,460
UNITED KINGDOM 6.5%
CORPORATE BONDS & NOTES 6.5%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	6
15.000% due 04/25/2049 ^(c)(h)«	1,927	240
Barclays PLC 8.000% due 06/15/2024 •(f)(g)	300	315
DTEK Finance PLC (10.750% Cash or 10.750% PIK) 10.750% due 12/31/2024 (b)	700	713
Hikma Pharmaceuticals PLC 4.250% due 04/10/2020	1,200	1,206
Liquid Telecommunications Financing PLC 8.500% due 07/13/2022	600	602
MARB BondCo PLC 7.000% due 03/15/2024	400	418
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022	2,400	2,388
Tullow Oil PLC
6.250% due 04/15/2022	1,100	1,113
7.000% due 03/01/2025	800	815
Vedanta Resources Finance PLC 8.000% due 04/23/2023	600	609
Vedanta Resources Ltd 6.375% due 07/30/2022	1,300	1,284
Total United Kingdom (Cost $11,572)		9,709
UNITED STATES 15.5%
ASSET-BACKED SECURITIES 0.8%
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	$336	251
Countrywide Asset-Backed Certificates 2.624% due 09/25/2037 ^•	46	38
JPMorgan Mortgage Acquisition Corp. 3.054% due 12/25/2035 •	700	672
NovaStar Mortgage Funding Trust 2.604% due 09/25/2037 •	217	212
		1,173
CORPORATE BONDS & NOTES 4.1%
DAE Funding LLC
4.000% due 08/01/2020	300	301
5.000% due 08/01/2024	500	522
Gran Tierra Energy, Inc. 7.750% due 05/23/2027	1,600	1,577
Invepar Holdings LLC 1.000% due 12/31/2049	158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026	1,100	1,111
Rio Oil Finance Trust
8.200% due 04/06/2028	1,800	2,025

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

9.750% due 01/06/2027		579	666
			6,202
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.634% due 10/25/2035 •		700	702
Citigroup Mortgage Loan Trust 4.397% due 08/25/2036 ~		506	479
			1,181
U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Notes
1.875% due 01/31/2022 (j)		7,100	7,124
2.000% due 08/31/2021		1,300	1,307
2.000% due 12/31/2021		1,500	1,510
2.125% due 12/31/2022		1,600	1,621
3.000% due 09/30/2025		3,000	3,204
			14,766
Total United States (Cost $22,780)			23,322
VIRGIN ISLANDS (BRITISH) 1.9%
CORPORATE BONDS & NOTES 1.9%
China Reinsurance Finance Corp. Ltd. 3.375% due 03/09/2022		$800	800
NWD MTN Ltd.
4.375% due 11/30/2022		200	209
5.250% due 02/26/2021		200	208
OAS Restructuring BVI Ltd. (5.000% Cash or 4.750% PIK) 5.000% due 03/31/2035 «(b)(h)	BRL	356	5
Studio City Co. Ltd. 5.875% due 11/30/2019		$800	806
Studio City Finance Ltd. 7.250% due 02/11/2024		800	834
Total Virgin Islands (British) (Cost $2,827)			2,862
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (i) 1.7%			2,490
Total Short-Term Instruments (Cost $2,490)			2,490
Total Investments in Securities (Cost $160,923)			158,768
		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		10,455	103
Total Short-Term Instruments (Cost $103)			103
Total Investments in Affiliates (Cost $103)			103
Total Investments 105.7% (Cost $161,026)			$158,871
Financial Derivative Instruments (k)(l) (0.1)%(Cost or Premiums, net $(75))			(93)
Other Assets and Liabilities, net (5.6)%			(8,433)
Net Assets 100.0%			$150,345

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2049	04/30/2015	$1,905	$240	0.16%
OAS Restructuring BVI Ltd. (5.000% Cash or 4.750% PIK)	5.000	03/31/2035	04/30/2019	14	5	0.00
OAS S.A. - Exp. 01/21/2039	0.000	01/21/2039	04/30/2019	0	2	0.00
Oi S.A. (10.000% Cash)	10.000	07/27/2025	05/16/2019	814	834	0.55
				$2,733	$1,081	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$2,490	U.S. Treasury Notes 2.250% due 03/31/2021	$(2,543)	$2,490	$2,490
Total Repurchase Agreements						$(2,543)	$2,490	$2,490

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BOS	2.780%	06/28/2019	07/01/2019	$(1,820)	$(1,821)
BPG	2.530	06/24/2019	08/26/2019	(3,221)	(3,222)
UBS	2.600	04/17/2019	07/17/2019	(4,061)	(4,083)
Total Sale-Buyback Transactions					$(9,126)

(j)	Securities with an aggregate market value of $9,123 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(7,346) at a weighted average interest rate of 2.510%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(17) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	99	$12,669	$273	$3	$0
Total Futures Contracts				$273	$3	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$247	$212	$2	$0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		$20,500	(847)	543	(304)	0	(14)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,960	7	43	50	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		3,700	780	(390)	390	19	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		650	(3)	(69)	(72)	4	0
Total Swap Agreements							$(98)	$374	$276	$25	$(16)

Cash of $434 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	07/2019		$1,727	EUR	1,530	$13	$0
	08/2019		193	ARS	8,630	0	(1)
CBK	07/2019	JPY	22,100		$203	0	(2)
	07/2019		$4,502	EUR	3,961	3	0
	08/2019	EUR	3,961		$4,513	0	(3)
GLM	07/2019		5,491		6,128	0	(116)
HUS	07/2019		$17	ARS	826	2	0
	09/2019		83	HKD	651	0	0
UAG	07/2019		205	JPY	22,100	0	0
	08/2019	JPY	22,100		$206	0	0
Total Forward Foreign Currency Contracts						$18	$(122)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400%	09/18/2019	200	$0	$0
Total Written Options						$0	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$1,500	$23	$(24)	$0	$(1)
Total Swap Agreements							$23	$(24)	$0	$(1)
(1)								Notional Amount represents the number of contracts.
(2)								If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$4,495	$0	$4,495
Sovereign Issues	0	827	0	827
Australia
Corporate Bonds & Notes	0	413	0	413
Austria
Corporate Bonds & Notes	0	1,877	0	1,877
Bermuda
Corporate Bonds & Notes	0	689	0	689
Brazil
Corporate Bonds & Notes	0	10,831	0	10,831
Loan Participations and Assignments	0	0	1,502	1,502
Warrants	0	0	2	2
Canada
Corporate Bonds & Notes	0	2,750	0	2,750
Cayman Islands
Corporate Bonds & Notes	0	12,738	0	12,738
Chile
Corporate Bonds & Notes	0	2,866	0	2,866
China
Corporate Bonds & Notes	0	3,190	0	3,190
Colombia
Common Stocks	162	0	0	162
Corporate Bonds & Notes	0	942	0	942
Curacao
Corporate Bonds & Notes	0	274	0	274
Germany
Corporate Bonds & Notes	0	1,014	0	1,014
Ghana
Sovereign Issues	0	739	0	739
Guernsey, Channel Islands
Corporate Bonds & Notes	0	847	0	847
Hong Kong
Corporate Bonds & Notes	0	1,211	0	1,211
India
Corporate Bonds & Notes	0	506	0	506
Indonesia
Corporate Bonds & Notes	0	3,005	0	3,005
Ireland
Corporate Bonds & Notes	0	5,701	0	5,701
Luxembourg
Corporate Bonds & Notes	0	8,375	0	8,375
Mauritius
Corporate Bonds & Notes	0	2,755	0	2,755
Mexico
Corporate Bonds & Notes	0	3,420	0	3,420
Morocco
Corporate Bonds & Notes	0	411	0	411
Netherlands
Corporate Bonds & Notes	0	9,193	0	9,193
Nigeria
Corporate Bonds & Notes	0	854	0	854
Panama
Corporate Bonds & Notes	0	1,792	0	1,792
Peru
Corporate Bonds & Notes	0	1,294	0	1,294
Russia
Corporate Bonds & Notes	0	2,441	0	2,441
Singapore
Corporate Bonds & Notes	0	5,825	0	5,825
South Africa
Corporate Bonds & Notes	0	4,382	0	4,382
South Korea
Corporate Bonds & Notes	0	1,053	0	1,053
Spain

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Corporate Bonds & Notes	0	1,450	0	1,450
Supranational
Corporate Bonds & Notes	0	3,060	0	3,060
Tanzania
Loan Participations and Assignments	0	0	503	503
Turkey
Corporate Bonds & Notes	0	8,486	0	8,486
Sovereign Issues	0	2,611	0	2,611
Ukraine
Sovereign Issues	0	1,439	0	1,439
United Arab Emirates
Corporate Bonds & Notes	0	4,460	0	4,460
United Kingdom
Corporate Bonds & Notes	0	9,469	240	9,709
United States
Asset-Backed Securities	0	1,173	0	1,173
Corporate Bonds & Notes	0	6,202	0	6,202
Non-Agency Mortgage-Backed Securities	0	1,181	0	1,181
U.S. Treasury Obligations	0	14,766	0	14,766
Virgin Islands (British)
Corporate Bonds & Notes	0	2,857	5	2,862
Short-Term Instruments
Repurchase Agreements	0	2,490	0	2,490
	$162	$156,354	$2,252	$158,768
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$103	$0	$0	$103
Total Investments	$265	$156,354	$2,252	$158,871
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	25	0	28
Over the counter	0	18	0	18
	$3	$43	$0	$46
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16)	0	(16)
Over the counter	0	(123)	0	(123)
	$0	$(139)	$0	$(139)
Total Financial Derivative Instruments	$3	$(96)	$0	$(93)
Totals	$268	$156,258	$2,252	$158,778

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlement[s]	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019(1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,489	$0	$0	$0	$0	$13	$0	$0	$1,502	$13
Warrants	0	0	0	0	0	2	0	0	2	2
Tanzania
Loan Participations and Assignments	501	0	0	0	0	2	0	0	503	2
United Kingdom
Corporate Bonds & Notes	240	0	0	0	0	0	0	0	240	0
Virgin Islands (British)
Corporate Bonds & Notes	0	14	0	0	0	(9)	0	0	5	(9)
Totals	$2,230	$14	$0	$0	$0	$8	$0	$0	$2,252	$8

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,502	Proxy Pricing	Base Price	99.550
Warrants	2	Other Valuation Techniques(2)	-	-

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Tanzania
Loan Participations and Assignments	503	Proxy Pricing	Base Price	100.622
United Kingdom
Corporate Bonds & Notes	240	Other Valuation Techniques(2)	-	-
Virgin Islands (British)
Corporate Bonds & Notes	5	Proxy Pricing	Base Price	5.485
Total	$2,252

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 83.7% ¤

ARGENTINA 2.3%

SOVEREIGN ISSUES 2.3%

Argentina Government International Bond
4.000% due 03/06/2020 (g)	ARS	134,406	$2,628
4.625% due 01/11/2023		$2,300	1,850
7.125% due 07/06/2036		3,200	2,482
15.500% due 10/17/2026	ARS	4,800	332
40.244% (BADLARPP) due 10/04/2022 ~		58,125	2,030
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		803,231	16,284
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		1,900	43
Argentina Treasury Bond
2.250% due 04/28/2020 (g)		807,811	14,784
Autonomous City of Buenos Aires Argentina
52.674% (BADLARPP + 3.250%) due 03/29/2024 ~(a)		214,841	4,141
54.688% due 02/22/2028 ~(a)		515,717	9,896
Provincia de Buenos Aires
54.431% due 12/06/2019 •(a)		19,840	450
54.501% due 04/12/2025 ~(a)		413,159	7,711
54.515% due 05/31/2022 •(a)		240,696	4,678
Provincia de Cordoba
7.125% due 06/10/2021		$1,000	875
Total Argentina (Cost $93,299)			68,184

AUSTRALIA 0.4%

CORPORATE BONDS & NOTES 0.3%

Commonwealth Bank of Australia
2.802% due 09/18/2020 ~		$9,700	9,728

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

RESIMAC Bastille Trust
3.280% due 12/16/2059 •		2,206	2,208
Total Australia (Cost $11,906)			11,936

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%

Aircastle Ltd.
5.125% due 03/15/2021		$200	208
5.500% due 02/15/2022		300	318
7.625% due 04/15/2020		200	207
Total Bermuda (Cost $727)			733

BRAZIL 17.7%

CORPORATE BONDS & NOTES 2.2%

Banco do Brasil S.A.
6.000% due 01/22/2020		$5,370	5,478
Braskem Netherlands Finance BV
3.500% due 01/10/2023		2,400	2,416
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		360	373
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		700	734
6.875% due 07/30/2019		23,600	23,665
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		500	520
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/29/2019 (e)(h)		878	10
Petrobras Global Finance BV
6.125% due 01/17/2022		5,333	5,724
8.375% due 05/23/2021		1,502	1,658

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	93,600	26,691
			67,269
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	22,729

SOVEREIGN ISSUES 14.7%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (e)	BRL	1,681,550	425,027
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2021 (g)		58,116	16,114
			441,141
Total Brazil (Cost $527,330)			531,139

CANADA 1.8%

CORPORATE BONDS & NOTES 1.8%

Enbridge, Inc.
2.984% due 01/10/2020 ~		$43,500	43,513
3.110% (US0003M + 0.700%) due 06/15/2020 ~		9,600	9,628
Glencore Finance Canada Ltd.
4.950% due 11/15/2021		200	210
Total Canada (Cost $53,294)			53,351

CAYMAN ISLANDS 2.1%

ASSET-BACKED SECURITIES 0.5%

Garanti Diversified Payment Rights Finance Co.
5.264% due 10/09/2021 «•		$11,833	11,791
M360 Advisors LLC
4.395% due 07/24/2028		3,400	3,408
			15,199
CORPORATE BONDS & NOTES 1.6%

ADCB Finance Cayman Ltd.
2.750% due 09/16/2019		19,600	19,598
CK Hutchison International Ltd.
2.875% due 04/05/2022		1,400	1,414
KSA Sukuk Ltd.
2.894% due 04/20/2022		9,600	9,720
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		910	905
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (b)		712	448
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		933	900
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		9,050	9,152
5.500% due 02/15/2024		100	108
SPARC EM SPC Panama Metro Line SP
0.000% due 12/05/2022 (e)		940	893
Sunac China Holdings Ltd.
8.350% due 04/19/2023		3,600	3,697
			46,835
Total Cayman Islands (Cost $61,667)			62,034

CHILE 0.6%

CORPORATE BONDS & NOTES 0.6%

Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022		$1,700	1,718
Itau CorpBanca
3.875% due 09/22/2019		15,300	15,354
Total Chile (Cost $17,008)			17,072

CHINA 1.8%

CORPORATE BONDS & NOTES 1.8%

Bank of China Ltd.
0.156% due 11/22/2020 ~	EUR	1,900	2,159
Industrial & Commercial Bank of China Ltd.
0.287% (EUR003M + 0.600%) due 05/23/2020 ~		14,100	16,048

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

3.310% due 11/08/2020 ~		$19,050	19,091
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020		1,200	1,210
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		3,000	2,996
2.250% due 09/13/2020		4,700	4,692
2.500% due 04/28/2020		4,650	4,650
State Grid Overseas Investment Ltd.
2.750% due 05/04/2022		1,800	1,806
			52,652
SOVEREIGN ISSUES 0.0%

China Government Bond
2.480% due 12/01/2020	CNY	5,000	724
Total China (Cost $54,450)			53,376

COLOMBIA 1.1%

CORPORATE BONDS & NOTES 0.9%

Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	84,416,000	27,222

SOVEREIGN ISSUES 0.2%

Bogota Distrito Capital
9.750% due 07/26/2028		60,000	21
Colombia Government International Bond
4.375% due 07/12/2021		$5,300	5,488
11.750% due 02/25/2020		100	107
			5,616
Total Colombia (Cost $33,824)			32,838

CROATIA 0.8%

SOVEREIGN ISSUES 0.8%

Croatia Government International Bond
6.750% due 11/05/2019		$24,085	24,424
Total Croatia (Cost $24,362)			24,424

CZECH REPUBLIC 3.7%

SOVEREIGN ISSUES 3.7%

Czech Republic Government International Bond
1.930% (PRIB06M - 0.300%) due 12/09/2020 ~	CZK	2,500,000	112,405
Total Czech Republic (Cost $103,340)			112,405

DENMARK 1.2%

CORPORATE BONDS & NOTES 1.2%

Nykredit Realkredit A/S
1.000% due 10/01/2019	DKK	226,900	34,705
Total Denmark (Cost $35,507)			34,705

DOMINICAN REPUBLIC 1.2%

SOVEREIGN ISSUES 1.2%

Dominican Republic International Bond
7.500% due 05/06/2021		$8,667	9,144
8.900% due 02/15/2023	DOP	444,400	8,728
11.000% due 12/04/2026		906,100	19,429
Total Dominican Republic (Cost $37,614)			37,301

EGYPT 0.1%

SOVEREIGN ISSUES 0.1%

Egypt Government International Bond
5.750% due 04/29/2020		$3,200	3,258

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Total Egypt (Cost $3,236)			3,258

FRANCE 0.1%

CORPORATE BONDS & NOTES 0.1%

BNP Paribas S.A.
4.705% due 01/10/2025 •		$2,200	2,366
Danone S.A.
3.000% due 06/15/2022		400	407
mFinance France S.A.
2.000% due 11/26/2021	EUR	100	119
Pernod Ricard S.A.
4.450% due 01/15/2022		$300	314
5.750% due 04/07/2021		200	211
Total France (Cost $3,332)			3,417

GERMANY 2.7%

CORPORATE BONDS & NOTES 2.7%

Deutsche Bank AG
0.180% due 12/07/2020 ~	EUR	1,100	1,237
1.875% due 02/28/2020	GBP	400	508
3.567% (US0003M + 0.970%) due 07/13/2020 ~		$24,200	24,048
3.855% due 02/04/2021 ~		200	198
4.250% due 10/14/2021		38,400	38,917
5.000% due 02/14/2022		4,900	5,052
Volkswagen Leasing GmbH
2.375% due 09/06/2022	EUR	8,400	10,150
Total Germany (Cost $79,334)			80,110

GHANA 0.1%

SOVEREIGN ISSUES 0.1%

Ghana Government International Bond
7.875% due 08/07/2023		$2,485	2,701
Total Ghana (Cost $2,611)			2,701

GUATEMALA 0.7%

SOVEREIGN ISSUES 0.7%

Guatemala Government International Bond
5.750% due 06/06/2022		$19,600	20,908
Total Guatemala (Cost $20,386)			20,908

HONG KONG 0.4%

CORPORATE BONDS & NOTES 0.4%

China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		$1,400	1,402
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,904
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		9,300	9,308
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		500	503
Total Hong Kong (Cost $13,019)			13,117

HUNGARY 2.0%

SOVEREIGN ISSUES 2.0%

Hungary Government International Bond
1.500% due 08/24/2022	HUF	16,984,800	60,894
Total Hungary (Cost $58,947)			60,894

INDIA 1.7%

CORPORATE BONDS & NOTES 1.6%

ICICI Bank Ltd.
3.500% due 03/18/2020		$11,700	11,750
State Bank of India
3.539% (US0003M + 0.950%) due 04/06/2020 ~		28,230	28,299

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

4.000% due 01/24/2022		7,900	8,086
			48,135

SOVEREIGN ISSUES 0.1%

Export-Import Bank of India
2.750% due 04/01/2020		3,100	3,105
3.875% due 10/02/2019		1,200	1,204
			4,309
Total India (Cost $52,218)			52,444

INDONESIA 1.5%

CORPORATE BONDS & NOTES 1.4%

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$11,400	12,022
Pertamina Persero PT
5.250% due 05/23/2021		28,400	29,787
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		1,100	1,167
			42,976

SOVEREIGN ISSUES 0.1%

Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		2,000	2,033
Total Indonesia (Cost $43,865)			45,009

IRELAND 0.6%

CORPORATE BONDS & NOTES 0.6%

ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	8,400	9,669
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$2,150	2,233
4.500% due 05/15/2021		300	309
4.625% due 10/30/2020		500	513
5.000% due 10/01/2021		200	210
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	100	114
0.069% (EUR003M + 0.380%) due 01/21/2020 ~		200	228
0.800% due 01/21/2022		1,200	1,391
2.250% due 07/20/2020		500	582
4.350% due 11/03/2021		400	501
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$200	199
Russian Railways via RZD Capital PLC
3.450% due 10/06/2020		1,700	1,708
Total Ireland (Cost $18,033)			17,657

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.3%

Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$8,880	9,146
Total Israel (Cost $9,117)			9,146

JAPAN 0.4%

CORPORATE BONDS & NOTES 0.4%

Central Nippon Expressway Co. Ltd.
3.105% (US0003M + 0.540%) due 08/04/2020 ~		$12,800	12,820
Total Japan (Cost $12,815)			12,820

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

ARTS Ltd.
4.190% due 09/15/2021 «•		$9,381	9,257

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Total Jersey, Channel Islands (Cost $9,254)			9,257

KAZAKHSTAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	3,125,750	7,944
Total Kazakhstan (Cost $9,486)			7,944

LITHUANIA 0.0%

SOVEREIGN ISSUES 0.0%

Lithuania Government International Bond
7.375% due 02/11/2020		$500	515
Total Lithuania (Cost $514)			515

LUXEMBOURG 1.0%

CORPORATE BONDS & NOTES 1.0%

Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		1,457	600
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		3,300	3,322
5.338% due 09/25/2020	GBP	11,600	15,427
5.999% due 01/23/2021		$4,280	4,488
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		4,700	4,899
Total Luxembourg (Cost $29,330)			28,836

MALAYSIA 0.3%

SOVEREIGN ISSUES 0.3%

Malaysia Government International Bond
4.921% due 07/06/2048	MYR	32,567	8,650
Total Malaysia (Cost $8,477)			8,650

MEXICO 0.2%

CORPORATE BONDS & NOTES 0.2%

America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	106,300	5,214
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^«(c)		$630	0
Total Mexico (Cost $8,239)			5,214

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

Mongolia Government International Bond
5.625% due 05/01/2023		$2,300	2,344
Total Mongolia (Cost $2,300)			2,344

NETHERLANDS 0.1%

ASSET-BACKED SECURITIES 0.0%

Penta CLO BV
0.790% due 08/04/2028 •	EUR	350	398

CORPORATE BONDS & NOTES 0.1%

Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(h)(i)		1,400	1,660
6.625% due 06/29/2021 •(h)(i)		200	252
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		$400	396
NXP BV
3.875% due 09/01/2022		600	618
Syngenta Finance NV
3.698% due 04/24/2020		1,200	1,209

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Waha Aerospace BV
3.925% due 07/28/2020		78	78
			4,213
Total Netherlands (Cost $4,526)			4,611

PERU 3.8%

CORPORATE BONDS & NOTES 0.7%

Banco de Credito del Peru
4.850% due 10/30/2020	PEN	72,000	22,004

SOVEREIGN ISSUES 3.1%

Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		9,600	3,159
Peru Government International Bond
8.200% due 08/12/2026		239,800	90,606
			93,765
Total Peru (Cost $112,052)			115,769

QATAR 2.4%

CORPORATE BONDS & NOTES 1.1%

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$5,721	5,833
6.750% due 09/30/2019		26,791	27,039
			32,872
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Qatar National Bank SAQ
3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		10,000	9,985
State Of Qatar
2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		25,800	25,736
			35,721
SOVEREIGN ISSUES 0.1%

Qatar Government International Bond
4.500% due 01/20/2022		1,900	1,998
5.250% due 01/20/2020		1,200	1,219
			3,217
Total Qatar (Cost $71,562)			71,810

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	56
Total Russia (Cost $114)			56

SAUDI ARABIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Saudi Arabian Oil Co.
2.750% due 04/16/2022		$12,900	13,020
Total Saudi Arabia (Cost $12,867)			13,020

SERBIA 0.5%

SOVEREIGN ISSUES 0.5%

Serbia Government International Bond
4.875% due 02/25/2020		$15,005	15,212
Total Serbia (Cost $15,148)			15,212

SINGAPORE 0.0%

CORPORATE BONDS & NOTES 0.0%

BOC Aviation Ltd.
2.375% due 09/15/2021		$600	594

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Total Singapore (Cost $587)			594

SOUTH AFRICA 0.5%

CORPORATE BONDS & NOTES 0.5%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$7,460	7,602
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		7,670	7,753
Total South Africa (Cost $15,191)			15,355

SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	600	431
Korea Hydro & Nuclear Power Co. Ltd.
4.750% due 07/13/2021		$1,100	1,151
Korea National Oil Corp.
2.911% (US0003M + 0.600%) due 03/27/2020 ~		600	601
Total South Korea (Cost $2,224)			2,183

SRI LANKA 0.1%

CORPORATE BONDS & NOTES 0.1%

National Savings Bank
5.150% due 09/10/2019		$3,300	3,302
Total Sri Lanka (Cost $3,308)			3,302

SWEDEN 0.2%

CORPORATE BONDS & NOTES 0.2%

Castellum AB
2.125% due 11/20/2023	EUR	4,600	5,543
Total Sweden (Cost $5,353)			5,543

TANZANIA 0.2%

SOVEREIGN ISSUES 0.2%

Tanzania Government International Bond
8.688% (US0006M + 6.000%) due 03/09/2020 ~		$5,467	5,575
Total Tanzania (Cost $5,516)			5,575

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%

Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	115
Total Tunisia (Cost $111)			115

TURKEY 0.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Akbank T.A.S.
1.900% (EUR003M + 1.900%) due 10/06/2019 ~	EUR	6,800	7,712

SOVEREIGN ISSUES 0.5%

Turkey Government International Bond
7.500% due 11/07/2019		$15,268	15,460
Total Turkey (Cost $23,192)			23,172

UKRAINE 0.8%

SOVEREIGN ISSUES 0.8%

Ukraine Government International Bond
7.750% due 09/01/2019		$13,000	13,064
7.750% due 09/01/2020		3,700	3,827
7.750% due 09/01/2022		6,500	6,899

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Total Ukraine (Cost $23,450)			23,790

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$8,900	8,978
Total United Arab Emirates (Cost $8,880)			8,978

UNITED KINGDOM 2.3%

CORPORATE BONDS & NOTES 0.3%

Afren PLC
15.000% due 04/25/2049 « ^(c)(j)		$13,145	1,638
Barclays PLC
8.000% due 12/15/2020 •(h)(i)	EUR	200	246
Lloyds Banking Group PLC
6.375% due 06/27/2020 •(h)(i)		600	709
Ukreximbank Via Biz Finance PLC
16.500% due 03/02/2021	UAH	183,400	6,888
			9,481
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%

Towd Point Mortgage Funding PLC
1.855% due 10/20/2051 ~	GBP	27,200	34,674
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0	1,191
1.584% due 12/21/2049 •		15,854	20,003
2.284% due 12/21/2049 •		1,701	2,193
2.784% due 12/21/2049 •		850	1,080
3.284% due 12/21/2049 •		486	619
3.784% due 12/21/2049 •		486	607
			60,367
Total United Kingdom (Cost $84,062)			69,848

UNITED STATES 11.9%

ASSET-BACKED SECURITIES 3.7%

Accredited Mortgage Loan Trust
3.439% due 04/25/2035 •		$525	532
ACE Securities Corp. Home Equity Loan Trust
2.554% due 07/25/2036 •		2,191	1,060
AFC Home Equity Loan Trust
3.184% due 02/25/2029 •		129	124
Argent Mortgage Loan Trust
2.884% due 05/25/2035 •		436	421
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.454% due 12/25/2033 •		5,078	5,139
Asset-Backed Securities Corp. Home Equity Loan Trust
2.574% due 03/25/2036 •		451	450
Bear Stearns Asset-Backed Securities Trust
3.454% due 08/25/2037 •		1,575	1,392
4.366% due 07/25/2036 ~		87	87
4.579% due 01/25/2035 •		1,511	1,521
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •		112	88
Countrywide Asset-Backed Certificates
2.594% due 11/25/2037 •		2,301	2,222
Countrywide Asset-Backed Certificates Trust
2.554% due 03/25/2047 ^•		348	343
3.154% due 11/25/2035 •		4,490	4,545
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.304% due 10/25/2036 •		11,520	11,550
Credit-Based Asset Servicing & Securitization LLC
2.524% due 07/25/2037 •		36	24
Educational Funding Co. LLC
2.830% due 10/25/2029 •		354	353
FBR Securitization Trust
3.109% due 11/25/2035 •		13,758	13,415
Fremont Home Loan Trust
2.554% due 10/25/2036 •		3,618	1,800
2.670% due 08/25/2036 •		2,818	1,257
GE-WMC Mortgage Securities Trust
2.444% due 08/25/2036 •		30	20
GSAA Trust
2.704% (US0001M + 0.300%) due 05/25/2047 ~		225	183
GSAMP Trust
2.474% due 12/25/2036 •		107	63

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

HSI Asset Loan Obligation Trust
2.464% due 12/25/2036 •	41	18
HSI Asset Securitization Corp. Trust
2.544% due 01/25/2037 •	1,444	1,152
JPMorgan Mortgage Acquisition Corp.
2.744% due 02/25/2036 ^•	800	789
3.054% due 12/25/2035 •	8,091	7,768
JPMorgan Mortgage Acquisition Trust
2.514% due 08/25/2036 •	1,698	1,263
Lehman XS Trust
5.311% due 01/25/2036 ^Þ	3,174	3,188
MASTR Asset-Backed Securities Trust
2.454% due 01/25/2037 •	198	80
2.624% due 11/25/2036 •	1,426	1,013
Morgan Stanley ABS Capital, Inc. Trust
2.634% due 11/25/2036 •	10,023	7,204
3.064% due 11/25/2035 •	4,495	4,407
3.169% due 01/25/2035 •	185	183
Morgan Stanley Mortgage Loan Trust
2.634% due 02/25/2037 •	251	118
5.988% due 11/25/2036 ^Þ	1,267	543
New Century Home Equity Loan Trust
2.584% due 05/25/2036 •	297	281
Option One Mortgage Loan Trust
2.624% due 04/25/2037 •	366	299
2.624% due 05/25/2037 •	643	446
RAAC Trust
3.104% due 02/25/2046 •	9,863	9,642
Residential Asset Securities Corp. Trust
3.044% due 08/25/2035 •	318	317
Securitized Asset-Backed Receivables LLC Trust
2.484% due 11/25/2036 ^•	167	65
2.550% due 12/25/2036 ^	282	95
2.694% due 12/25/2035 •	1,061	1,048
Soundview Home Loan Trust
2.554% due 03/25/2037 •	960	930
2.584% due 02/25/2037 •	1,652	639
2.754% due 03/25/2036 •	1,800	1,766
3.304% due 10/25/2037 •	605	506
Structured Asset Securities Corp. Mortgage Loan Trust
2.574% due 12/25/2036 •	18,232	17,776
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Þ	592	595
Wells Fargo Home Equity Asset-Backed Securities Trust
2.724% due 03/25/2037 •	1,500	1,278
		109,998
CORPORATE BONDS & NOTES 7.0%

Ally Financial, Inc.
3.750% due 11/18/2019	100	100
4.125% due 03/30/2020	300	304
7.500% due 09/15/2020	300	317
8.000% due 03/15/2020	100	104
AT&T, Inc.
3.247% (US0003M + 0.650%) due 01/15/2020 ~	700	702
Aviation Capital Group LLC
2.875% due 01/20/2022	500	504
3.875% due 05/01/2023	200	207
BAT Capital Corp.
3.118% due 08/14/2020 ~	7,700	7,720
3.398% due 08/15/2022 ~	100	100
Broadcom Corp.
3.000% due 01/15/2022	500	502
Caterpillar Financial Services Corp.
2.793% due 09/04/2020 ~	24,200	24,246
Charter Communications Operating LLC
3.579% due 07/23/2020	100	101
Comcast Corp.
2.759% due 10/01/2021 ~	200	201
Conagra Brands, Inc.
3.800% due 10/22/2021	400	411
Continental Resources, Inc.
5.000% due 09/15/2022	100	101
CVS Health Corp.
3.083% due 03/09/2020 ~	12,100	12,132
D.R. Horton, Inc.
2.550% due 12/01/2020	100	100
4.375% due 09/15/2022	300	312
Dell International LLC
4.420% due 06/15/2021	300	309
Delta Air Lines, Inc.
3.400% due 04/19/2021	2,900	2,944

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

DISH DBS Corp.
7.875% due 09/01/2019		100	101
Duke Energy Corp.
3.050% due 08/15/2022		600	612
Duke Energy Progress LLC
2.633% due 09/08/2020 ~		16,200	16,200
DXC Technology Co.
3.470% due 03/01/2021 ~		6,977	6,977
EMC Corp.
2.650% due 06/01/2020		300	298
Energy Transfer Operating LP
4.650% due 06/01/2021		200	207
5.200% due 02/01/2022		100	106
Energy Transfer Partners LP
5.875% due 03/01/2022		100	107
EQT Corp.
2.500% due 10/01/2020		100	100
Ford Motor Credit Co. LLC
3.226% (US0003M + 0.790%) due 06/12/2020 ~		200	199
3.408% due 04/05/2021 ~		200	197
3.592% (US0003M + 1.000%) due 01/09/2020 ~		6,860	6,874
3.656% (US0003M + 1.080%) due 08/03/2022 ~		400	391
5.139% due 01/07/2021 ~		3,400	3,461
General Electric Co.
0.000% (EUR003M + 0.300%) due 05/28/2020 ~	EUR	100	114
0.375% due 05/17/2022		400	458
5.550% due 05/04/2020		$200	205
General Motors Financial Co., Inc.
3.105% due 11/06/2020 ~		100	100
3.442% due 04/09/2021 ~		2,900	2,900
3.588% due 01/05/2023 ~		100	99
4.147% (US0003M + 1.550%) due 01/14/2022 ~		100	101
Goldman Sachs Group, Inc.
3.696% (US0003M + 1.110%) due 04/26/2022 ~		700	706
Goodman U.S. Finance One LLC
6.375% due 04/15/2021		700	739
HCA, Inc.
5.875% due 03/15/2022		200	219
6.500% due 02/15/2020		6,600	6,752
International Lease Finance Corp.
4.625% due 04/15/2021		200	206
8.250% due 12/15/2020		600	647
JPMorgan Chase Bank N.A.
2.926% due 04/26/2021 ~		19,400	19,427
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		300	306
Kraft Heinz Foods Co.
2.800% due 07/02/2020		100	100
3.500% due 07/15/2022		100	102
Marriott International, Inc.
3.120% due 12/01/2020 ~		7,400	7,431
Marsh & McLennan Cos., Inc.
3.519% due 12/29/2021 ~		700	702
Microchip Technology, Inc.
3.922% due 06/01/2021		200	204
Morgan Stanley
3.522% (US0003M + 0.930%) due 07/22/2022 ~		100	101
3.772% (US0003M + 1.180%) due 01/20/2022 ~		400	404
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~		44,600	44,617
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020		100	99
2.550% due 03/08/2021		100	100
2.650% due 07/13/2022		100	100
3.487% (US0003M + 0.890%) due 01/13/2022 ~		5,700	5,708
Penske Truck Leasing Co. LP
3.650% due 07/29/2021		300	307
4.250% due 01/17/2023		200	210
Rio Oil Finance Trust
9.250% due 07/06/2024		6,832	7,643
9.750% due 01/06/2027		1,230	1,417
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	208
Sempra Energy
2.860% due 03/15/2021 ~		9,200	9,165
Southern Co.
2.350% due 07/01/2021		200	200
2.750% due 06/15/2020		100	100
3.019% (US0003M + 0.700%) due 09/30/2020 ~		900	900
Spectra Energy Partners LP
3.179% (US0003M + 0.700%) due 06/05/2020 ~		6,900	6,921
Sprint Communications, Inc.
7.000% due 08/15/2020		100	104

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Sprint Corp.
7.250% due 09/15/2021	200	213
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	100	105
Volkswagen Group of America Finance LLC
3.475% due 11/12/2021 ~	200	202
Wabtec Corp.
3.710% due 09/15/2021 ~	3,800	3,790
Wells Fargo & Co.
2.625% due 07/22/2022	100	101
		211,480
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Pacific Gas & Electric Co.
4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~	2,925	2,923
PG&E Corp.
TBD% due 12/31/2020 «µ	975	975
		3,898
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

American Home Mortgage Investment Trust
2.804% due 03/25/2046 •	2,630	2,571
Banc of America Mortgage Trust
4.689% due 07/25/2034 ~	87	91
BCAP LLC Trust
6.247% due 05/26/2037 ~	5,199	4,617
Chase Mortgage Finance Trust
5.500% due 11/25/2035	441	431
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 «~	370	370
CitiMortgage Alternative Loan Trust
3.054% due 10/25/2036 •	1,626	1,325
Countrywide Alternative Loan Trust
2.564% due 09/25/2047 •	1,205	1,188
2.684% due 12/25/2035 •	54	53
2.754% due 05/25/2036 ^•	1,828	1,127
4.271% due 10/25/2035 ^~	32	28
6.000% due 04/25/2037	863	721
6.000% due 07/25/2037	1,179	842
Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 04/25/2046 •	456	208
3.841% due 02/20/2036 ^~	81	70
4.312% due 04/20/2035 ~	237	239
6.000% due 07/25/2036	1,146	968
Credit Suisse First Boston Mortgage Securities Corp.
4.252% due 06/25/2033 ~	314	317
Downey Savings & Loan Association Mortgage Loan Trust
2.580% due 10/19/2036 •	756	676
GSMPS Mortgage Loan Trust
2.754% due 01/25/2036 •	250	219
HarborView Mortgage Loan Trust
4.504% due 10/19/2035 •	384	298
IndyMac Mortgage Loan Trust
2.584% due 02/25/2037 •	673	617
3.044% due 07/25/2045 •	315	297
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	588	573
Merrill Lynch Mortgage Investors Trust
4.691% due 11/25/2035 •	1,223	1,259
Mortgage Equity Conversion Asset Trust
2.450% due 05/25/2042 •	1,477	1,362
New York Mortgage Trust
2.944% due 04/25/2035 •	4,045	3,979
Structured Adjustable Rate Mortgage Loan Trust
4.463% due 07/25/2034 ~	787	797
Structured Asset Mortgage Investments Trust
2.704% due 02/25/2037 •	2,132	2,066
2.790% due 04/19/2035 •	925	918
Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036	330	335
SunTrust Adjustable Rate Mortgage Loan Trust
4.316% due 10/25/2037 ^~	1,998	1,914
Thornburg Mortgage Securities Trust
3.452% due 06/25/2047 ^•	730	682
WaMu Mortgage Pass-Through Certificates Trust
2.774% due 05/25/2034 •	284	258
3.957% due 02/25/2037 ^~	727	725
4.270% due 03/25/2037 ~	141	142

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2036 ~		1,134	1,132
			33,415
U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
3.682% due 06/01/2043 - 07/01/2044 •		156	157
4.117% due 11/01/2035 •		17	18
4.413% due 09/01/2035 •		52	55
4.528% due 10/01/2035 •		12	13
4.705% due 09/01/2035 •		3	3
4.787% due 11/01/2035 •		34	35
Freddie Mac
2.710% due 09/25/2031 •		92	91
4.500% due 08/01/2035 •		5	6
			378
Total United States (Cost $355,458)			359,169

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%

Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$3,947	4,018
Rosneft Finance S.A.
7.250% due 02/02/2020		4,350	4,462
Total Virgin Islands (British) (Cost $8,420)			8,480

SHORT-TERM INSTRUMENTS 11.5%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
2.980% due 10/25/2019 ~		$11,200	11,211

REPURCHASE AGREEMENTS (k) 0.3%
			10,409

SHORT-TERM NOTES 3.1%

Nigeria Open Market Operation Bills
13.580% due 05/14/2020 (e)(f)	NGN	1,700,000	4,241
13.770% due 06/04/2020 (e)(f)		2,010,000	4,981
13.945% due 02/06/2020 (e)(f)		838,000	2,159
14.199% due 04/23/2020 (e)(f)		3,587,400	9,009
14.266% due 02/06/2020 (e)(f)		3,100,000	7,989
14.424% due 04/23/2020 (e)(f)		2,000,000	5,022
Pagares Portador Banco Central
2.504% due 07/24/2019 (e)(f)	CLP	40,770,000	60,083
			93,484
ARGENTINA TREASURY BILLS 0.6%

44.620% due 07/31/2020 (e)(f)	ARS	749,640	17,101

EGYPT TREASURY BILLS 2.5%

18.011% due 07/30/2019 - 05/12/2020 (d)(e)	EGP	1,349,200	74,487

NIGERIA TREASURY BILLS 3.2%

15.522% due 01/30/2020 - 05/28/2020 (d)(e)	NGN	37,725,666	95,782

U.S. TREASURY BILLS 1.4%

2.171% due 07/05/2019 - 08/20/2019 (d)(e)(m)(o)		$42,017	41,915
Total Short-Term Instruments (Cost $338,444)			344,389
Total Investments in Securities (Cost $2,529,306)			2,514,710
		SHARES

INVESTMENTS IN AFFILIATES 15.1%

SHORT-TERM INSTRUMENTS 15.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.1%

PIMCO Short Asset Portfolio		38,265,806	380,592
PIMCO Short-Term Floating NAV Portfolio III		7,269,270	71,907

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $453,668)	452,499
Total Investments in Affiliates (Cost $453,668)	452,499
Total Investments 98.8% (Cost $2,982,974)	$2,967,209
Financial Derivative Instruments (l)(n) 1.8%(Cost or Premiums, net $(2,192))	52,716
Other Assets and Liabilities, net (0.6)%	(17,855)
Net Assets 100.0%	$3,002,070

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	RESTRICTED SECURITIES:

						Market Value
						as Percentage
		Maturity	Acquisition		Market	of Net Assets
Issuer Description	Coupon	Date	Date	Cost	Value
Afren PLC	15.000%	04/25/2049	04/30/2015	$12,993	$1,638	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,540	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,654)	$5,540	$5,541
SBI	1.450	06/07/2019	12/31/2019	702	Republic of Argentina 15.500% due 10/17/2026	(807)	702	703
	1.450	05/28/2019	05/24/2021	3,391	Republic of Argentina 15.500% due 10/17/2026	(3,931)	3,391	3,396
	1.450	06/18/2019	06/13/2021	776	Republic of Argentina 15.500% due 10/17/2026	(812)	776	776
Total Repurchase Agreements						$(11,204)	$10,409	$10,416

SHORT SALES:

		Maturity		Principal		Payable for
Description	Coupon	Date		Amount	Proceeds	Short Sales(2)
Argentina (0.2)%
Sovereign Issues (0.2)%
Argentina Government International Bond	15.500%	10/17/2026	ARS	338,300	$(4,618)	$(6,050)
Total Argentina (Cost $(4,618))						(6,050)
United States (0.5)%
U.S. Government Agencies (0.5)%
Fannie Mae UMBS, TBA	5.000	08/01/2049		$12,000	(12,677)	(12,680)
Fannie Mae UMBS, TBA	6.000	07/01/2049		2,000	(2,170)	(2,190)
Total United States					(14,847)	(14,870)
Total Short Sales (0.7)%					$(19,465)	$(20,920)

(1) Includes accrued interest.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	Payable for short sales includes $242 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(306) at a weighted average interest rate of 1.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $1,042 has been pledged as collateral under the terms of master agreements as of June 30, 2019.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of			Market
Description	Price	Date	Contracts	Notional Amount	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	$112.000	08/23/2019	163	$163	$1	$0
Total Purchased Options					$1	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	163	$20,859	$449	$5	$0
Total Futures Contracts				$449	$5	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

											Variation Margin
				Implied			Premiums		Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at		Notional	Paid/		Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2019(2)		Amount(3)	(Received)		(Depreciation)	Value(4)	Asset	Liability
Deutsche
Bank AG	1.000%	Quarterly	12/20/2019	0.597%	EUR	3,100		$8	$0	$8	$1		$0
General
Electric Co.	1.000	Quarterly	12/20/2020	0.244		$600	(17)		24	7	0		0
General
Electric Co.	1.000	Quarterly	12/20/2023	0.809		100		(5)	6	1	0		0
							$(14)		$30	$16	$1		$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Variation Margin
					Premiums	Unrealized
	Fixed	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(3)	(Received)	(Depreciation)	Value(4)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$87,400	$1,510	$377	$1,887	$41		$0

INTEREST RATE SWAPS

										Variation Margin
Pay/
Receive							Premiums	Unrealized
Floating			Payment	Maturity		Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	(Received)	(Depreciation)	Value	Asset	Liability
Receive	1-Year BRL-CDI	6.000%	Maturity	01/02/2020	BRL	282,800	$0	$1	$1	$0	$(11)
Receive	1-Year BRL-CDI	6.005	Maturity	01/02/2020		137,200	0	2	2	0	(5)
Receive	1-Year BRL-CDI	6.250	Maturity	01/02/2020		1,829,900	(302)	(248)	(550)	0	(69)
Pay	1-Year BRL-CDI	6.350	Maturity	01/02/2020		291,100	(23)	144	121	11	0
Pay	1-Year BRL-CDI	6.360	Maturity	01/02/2020		65,900	30	(2)	28	2	0
Pay	1-Year BRL-CDI	5.780	Maturity	07/01/2020		152,800	0	(6)	(6)	23	0
Receive	1-Year BRL-CDI	6.320	Maturity	07/01/2020		75,000	(10)	(83)	(93)	0	(11)
Receive	1-Year BRL-CDI	6.845	Maturity	01/04/2021		135,200	(35)	(459)	(494)	0	(27)
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021		140,000	0	(532)	(532)	0	(28)
Pay	1-Year BRL-CDI	7.000	Maturity	01/04/2021		20,800	79	9	88	4	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		205,500	20	875	895	40	0
Receive	1-Year BRL-CDI	7.425	Maturity	07/01/2021		66,000	0	(430)	(430)	0	(23)
Receive	1-Year BRL-CDI	7.450	Maturity	01/03/2022		200	(1)	0	(1)	0	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		4,700	0	23	23	4	0
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		243,300	241	1,342	1,583	287	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		51,200	(689)	(105)	(794)	0	(48)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		24,200	281	170	451	21	0
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		120,300	2	(3,523)	(3,521)	0	(69)
Pay(5)	3-Month USD-LIBOR	1.840	Semi-Annual	01/19/2021		$13,600	0	(2)	(2)	0	(5)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2022		6,800	167	80	247	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		41,570	(686)	1,392	706	0	(29)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,800	665	(987)	(322)	20	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,200	103	(170)	(67)	7	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,100	290	(296)	(6)	12	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		37,910	1,365	(5,590)	(4,225)	228	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028	ZAR	22,100	0	15	15	11	0
Receive	6-Month HUF-BBR	1.090	Annual	05/15/2022	HUF	18,301,200	(72)	(536)	(608)	32	0
Receive	28-Day MXN-TIIE	8.335	Lunar	03/06/2020	MXN	463,000	6	(23)	(17)	0	(14)
Receive	28-Day MXN-TIIE	8.250	Lunar	06/09/2020		181,800	0	(16)	(16)	0	(11)
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021		484,200	1,039	(483)	556	0	(75)
							$2,470	$(9,438)	$(6,968)	$702	$(428)
Total Swap Agreements							$3,966	$(9,031)	$(5,065)	$744	$(428)

(m)	Securities with an aggregate market value of $3,612 and cash of $7,805 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30,
2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset	Liability
BOA	07/2019	COP	32,380,164		$9,957	$0	$(116)
	07/2019	DKK	186,177		28,440	77	0
	07/2019	EUR	128,028		143,055	0	(2,526)
	07/2019	TWD	113,385		3,587	0	(69)
	07/2019		$35,672	CLP	24,218,276	80	0
	07/2019		30,429	ZAR	442,033	931	0
	08/2019		984	CZK	22,382	18	0
	09/2019		14,493	IDR	210,003,570	228	0
	09/2019		43,010	ILS	153,151	102	0
	09/2019		217,586	SGD	297,831	2,800	0
	09/2019		8,867	THB	272,997	51	0
	09/2019		5,306	UAH	143,442	0	(7)
	10/2019	DKK	18,000		$2,806	43	0
	11/2019		$12,404	KZT	4,840,069	0	(17)
	01/2020	NGN	1,027,552		$2,608	0	(154)
	03/2020	RON	35,545	EUR	7,167	0	(178)
BPS	07/2019	ARS	706,158		$15,355	0	(884)
	07/2019	BRL	24,423		6,293	2	(69)
	07/2019	CHF	2,168		2,176	0	(45)
	07/2019	COP	5,852,490		1,798	0	(23)
	07/2019	PEN	10,762		3,265	0	(1)
	07/2019	PLN	25,171		6,752	8	0
	07/2019	RUB	425,737		6,742	20	0
	07/2019		$239	ARS	12,055	32	0
	07/2019		6,352	BRL	24,423	8	0
	07/2019		230	COP	751,180	3	0
	07/2019		76,666	GBP	60,445	96	0
	07/2019		3,252	PEN	10,762	14	0
	08/2019	GBP	60,445		$76,783	0	(99)
	08/2019		$15,657	ARS	735,178	716	(79)
	08/2019		69,081	MXN	1,355,407	1,039	0
	09/2019		9,561	CNH	65,737	3	0
	09/2019		267,694	CNY	1,854,333	2,302	0
	09/2019		269,956	KRW	319,900,449	7,049	0
	09/2019		3,255	PEN	10,762	2	0
	09/2019		147,313	TWD	4,619,008	2,371	0
	10/2019	RON	26,137		$6,101	0	(174)
	12/2019	TRY	198,704		30,933	0	(700)
	02/2020	ARS	475,032		8,123	136	(222)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

	02/2020		$9,348	ARS	617,297	1,377	0
	03/2020	RON	30,986	EUR	6,240	0	(164)
	05/2020		$727	ARS	53,631	125	0
	08/2020	TRY	32,904		$3,493	0	(1,191)
BRC	07/2019		$66	CLP	45,659	1	0
	07/2019		807	ZAR	11,857	34	0
	07/2019	ZAR	95,959		$6,633	0	(174)
	08/2019	AUD	596		415	0	(4)
	08/2019		$5,057	RUB	329,510	123	0
	10/2019	DKK	26,800	EUR	3,596	4	0
	10/2019		$483	MXN	9,480	2	0
BSS	07/2019	BRL	596,000		$161,838	6,627	0
	07/2019	CLP	40,771,118		59,560	0	(627)
	07/2019		$155,508	BRL	596,000	15	(312)
	08/2019	ARS	1,095,314		$22,734	0	(1,642)
	01/2020	BRL	283,291		72,364	291	(469)
	01/2021		$32,818	BRL	133,021	211	(147)
CBK	07/2019	ARS	95,855		$1,900	0	(261)
	07/2019	BRL	3,250		840	0	(6)
	07/2019	CAD	638		473	0	(14)
	07/2019	CLP	10,473,338		15,022	0	(439)
	07/2019	COP	12,689,599		3,984	35	0
	07/2019	EUR	1,444		1,640	0	(2)
	07/2019	PEN	79,461		23,805	0	(314)
	07/2019		$1,939	ARS	96,580	299	0
	07/2019		848	BRL	3,250	0	(2)
	07/2019		8,120	CLP	5,644,081	212	0
	07/2019		1,307	COP	4,360,152	50	0
	07/2019		28,316	DKK	186,177	47	0
	07/2019		120,160	EUR	105,850	202	0
	07/2019		1,521	JPY	165,700	16	0
	07/2019		31,780	PEN	104,745	13	0
	07/2019		42,956	PLN	161,804	397	0
	07/2019		6,965	ZAR	104,183	427	0
	08/2019	ARS	114,680		$2,440	0	(116)
	08/2019	AUD	1,000		689	0	(14)
	08/2019	CZK	16,017		707	0	(10)
	08/2019	EUR	82,082		93,524	0	(51)
	08/2019		$10,258	ARS	530,507	1,453	0
	08/2019		1,755	MXN	33,903	0	(1)
	08/2019		31,802	PEN	106,982	637	0
	08/2019		39,069	RUB	2,568,149	1,308	0
	09/2019	PEN	123,301		$37,234	0	(92)
	09/2019		$3,765	COP	12,050,650	0	(34)
	09/2019		7,934	IDR	114,844,650	117	0
	09/2019		5,668	TWD	177,383	80	0
	09/2019		1,914	UAH	51,965	6	0
	10/2019	DKK	186,177		$28,534	0	(46)
	11/2019		$33,823	EGP	610,607	1,308	0
	12/2019	TRY	58,952		$9,194	0	(191)
	02/2020	ARS	256,860		4,500	167	(129)
	02/2020		$4,018	ARS	272,911	721	0
	03/2020	RON	31,209	EUR	6,286	0	(164)
	05/2020	NGN	1,717,789		$4,492	0	(9)
	05/2020		$2,270	ARS	168,282	437	0
	03/2021		2,440		211,304	93	0
	04/2021		4,680		436,644	427	0
	05/2021		2,000		191,251	192	0
DUB	07/2019	BRL	70,589		$18,170	0	(213)
	07/2019		$8,639	ARS	429,377	1,311	0
	07/2019		18,304	BRL	70,589	84	(5)
	08/2019	ARS	94,269		$2,100	22	0
	09/2019		$120,668	INR	8,563,482	2,265	0
	09/2019		53,582	PHP	2,793,641	736	0
	09/2019		88,145	THB	2,797,095	3,228	0
	08/2020	TRY	31,153		$3,235	0	(1,198)
FBF	07/2019	CLP	17,714,907		25,405	0	(746)
	07/2019	COP	3,094,400		967	4	0
	12/2019	TRY	88,212		13,738	0	(305)
	08/2020		26,913		2,857	0	(974)
GLM	07/2019	ARS	51,854		1,100	0	(105)
	07/2019	CLP	17,879,393		25,322	0	(1,072)
	07/2019	KRW	38,442,869		32,322	0	(934)
	07/2019	TWD	943,325		29,841	0	(572)
	07/2019		$6,001	ARS	282,334	562	0
	07/2019		75,642	CLP	51,369,389	191	0
	07/2019		6,853	COP	22,703,535	210	0
	07/2019		3,642	EUR	3,216	15	0
	07/2019		17,406	HUF	4,931,565	0	(34)
	08/2019	COP	21,417,660		$6,380	0	(263)
	08/2019	MXN	239,681		12,059	0	(341)
	08/2019	SEK	9,055		946	0	(32)
	08/2019		$6,380	COP	21,417,660	263	0
	08/2019		6,383	KZT	2,460,646	44	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

	08/2019		21,550	MXN	417,103	28	0
	08/2019		10,328	MYR	43,400	178	0
	08/2019		14,131	RUB	930,398	463	0
	09/2019	CLP	4,849,983		$7,158	0	(2)
	09/2019	IDR	13,000,500		900	0	(11)
	09/2019	MYR	9,570		2,302	0	(13)
	09/2019		$3,095	IDR	45,437,695	90	0
	09/2019		11,191	THB	343,807	40	0
	09/2019		16,130	TWD	504,546	220	0
	10/2019	RON	139,901		$32,700	0	(890)
	10/2019		$44,184	MXN	869,651	286	0
	10/2019		17,847	NGN	6,630,160	277	0
	12/2019	CLP	46,519,406		$68,483	0	(200)
	02/2020	ARS	70,565		1,100	0	(126)
HUS	07/2019		1,467,015		31,864	0	(1,576)
	07/2019	BRL	87,545		22,845	46	0
	07/2019	CLP	10,869,135		15,554	0	(491)
	07/2019	EGP	86,538		4,938	0	(209)
	07/2019	PEN	7,945		2,382	0	(30)
	07/2019	TRY	33,521		5,752	0	(11)
	07/2019		$10,275	ARS	500,864	1,007	0
	07/2019		21,924	BRL	87,545	875	0
	07/2019		3	CLP	2,087	0	0
	07/2019		15,870	NGN	5,752,875	51	0
	07/2019		11,065	RUB	733,369	514	0
	07/2019		72,135	TRY	425,459	1,018	0
	08/2019	ARS	94,395		$2,100	19	0
	08/2019	CZK	1,435,004		62,170	0	(2,058)
	08/2019	PEN	9,676		2,897	0	(36)
	08/2019		$4,315	ARS	192,794	17	0
	09/2019	INR	99,155		$1,404	0	(19)
	09/2019	TWD	106,244		3,374	0	(69)
	09/2019		$3,186	CNH	22,129	33	0
	09/2019		7,380	EGP	133,975	490	0
	09/2019		5,762	INR	407,455	87	0
	09/2019		5,234	KRW	6,164,925	104	0
	10/2019		65,949	MXN	1,291,906	265	0
	11/2019		5,197	EGP	93,861	203	0
	01/2020	NGN	1,090,300		$2,762	0	(169)
	02/2020	ARS	64,350		1,100	0	(18)
	05/2020	NGN	2,651,860		6,945	0	(18)
	06/2020		1,871,712		4,874	0	(23)
IND	09/2019		$28,138	MYR	117,069	173	0
JPM	07/2019	BRL	479,103		$125,323	555	0
	07/2019	HUF	1,829,162		6,646	204	0
	07/2019	INR	197,929		2,822	0	(46)
	07/2019	KRW	1,544,641		1,299	0	(37)
	07/2019	PLN	5,174		1,360	0	(26)
	07/2019		$119,549	BRL	479,103	5,219	0
	07/2019		25,952	EUR	22,954	149	0
	07/2019		2,093	PEN	6,996	30	0
	07/2019		1,302	PLN	4,861	1	0
	07/2019	ZAR	11,984		$837	0	(13)
	08/2019		$1,088	MXN	21,575	28	0
	09/2019	IDR	115,390,040		$7,991	0	(98)
	09/2019		$28,841	COP	97,403,122	1,317	0
	09/2019		900	IDR	13,212,000	26	0
	09/2019		108,207	INR	7,644,253	1,530	0
	09/2019		14,310	KRW	16,832,853	266	0
	09/2019		26,576	PHP	1,391,764	485	0
	09/2019		38,536	THB	1,186,446	222	0
	09/2019		15,573	TRY	121,072	4,407	0
	09/2019		11,923	TWD	373,190	171	0
	01/2020	NGN	1,103,737		$2,784	0	(184)
	02/2020	ARS	78,852		1,510	140	0
	02/2020	NGN	2,931,670		7,750	0	(120)
	02/2020		$8,950	ARS	513,781	219	(287)
	05/2020	NGN	6,271,147		$16,393	0	(41)
MSB	07/2019	ARS	28,020		643	0	0
	07/2019	BRL	792,277		206,679	363	(10)
	07/2019	COP	751,180		236	3	0
	07/2019		$656	ARS	28,020	2	0
	07/2019		202,914	BRL	792,277	3,411	0
	07/2019		196,430	PLN	740,088	1,864	0
	07/2019		33,544	TWD	1,056,710	525	0
	08/2019	MYR	43,400		$10,658	151	0
	08/2019		$156,156	BRL	600,373	0	(251)
	08/2019		39,254	CZK	899,933	1,026	0
	09/2019	TWD	902,347		$28,731	0	(511)
	09/2019		$921	IDR	13,306,497	12	0
	09/2019		9,407	KRW	10,869,478	5	0
	10/2019		235	COP	751,180	0	(3)
	11/2019	TWD	1,056,710		$33,643	0	(691)
	01/2020	BRL	1,681,550		425,259	989	(6,318)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

	03/2020	RON	31,259	EUR	6,292	0	(169)
MYI	07/2019	ZAR	104,972		$7,165	0	(282)
	08/2019	NZD	1,154		761	0	(15)
RBC	07/2019	PEN	17,339		5,202	0	(61)
	07/2019		$8,478	COP	26,952,965	0	(94)
	07/2019		2,846	INR	197,929	22	0
	09/2019	COP	26,952,965		$8,441	95	0
	09/2019	INR	197,929		2,824	0	(18)
	09/2019		$310	INR	21,714	2	0
RYL	07/2019		8,663	CLP	5,996,529	189	0
	08/2019		2,176	SEK	20,435	32	0
	10/2019		4,524	RON	19,096	61	0
SCX	07/2019	BRL	41,827		$10,914	22	0
	07/2019	EUR	2,548		2,855	0	(43)
	07/2019	GBP	60,445		76,505	0	(257)
	07/2019		$10,377	BRL	41,827	516	0
	07/2019		34,737	KRW	41,054,793	777	0
	08/2019		24,078	CZK	551,322	598	0
	09/2019	KRW	39,987,510		$33,914	0	(711)
	09/2019		$99,290	IDR	1,454,796,591	2,690	0
	10/2019		26,447	RON	113,490	802	0
SOG	07/2019		15,022	RUB	994,989	687	0
	07/2019		32,698	ZAR	475,601	1,043	0
	08/2019		1,223	RUB	80,778	47	0
	12/2019	TRY	26,329		$4,102	0	(90)
SSB	07/2019	JPY	199,200		1,838	0	(9)
	08/2019	SEK	17,990		1,900	0	(43)
	09/2019	HKD	14,220		1,817	0	(4)
TOR	07/2019		$15,373	CLP	10,431,870	27	0
	08/2019		39,652	MXN	766,935	25	0
	09/2019	CLP	10,000,000		$14,750	0	(14)
	09/2019	KRW	823,697		700	0	(13)
UAG	07/2019		$311	JPY	33,500	0	(1)
	07/2019		128,884	RUB	8,512,577	5,518	0
	07/2019		72,447	TRY	429,429	1,390	0
	08/2019	JPY	33,500		$312	1	0
	09/2019		$94,530	MYR	392,884	484	0
Total Forward Foreign Currency Contracts						$89,352	$(35,211)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional		Market
Counterparty	Description		Price	Date	Amount(1)	Cost	Value
BOA	Call - OTC USD versus SGD	SGD	1.440	07/15/2019	188,000	$19	$3
BPS	Call - OTC USD versus CNH	CNH	7.000	11/12/2019	1,818	19	14
HUS	Call - OTC USD versus SGD	SGD	1.432	07/15/2019	30,000	3	1
Total Purchased Options						$41	$18

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount(1)	(Received)	Value
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050%	09/18/2019	9,600	$(11)	$(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	5,200	(9)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	3,800	(7)	0
						$(27)	$(2)

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount(1)	(Received)	Value
BPS	Put - OTC USD versus CNH	CNH	6.750	11/12/2019	1,818	$(14)	$(10)
	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	16,100	(1,340)	(295)
CBK	Call - OTC EUR versus RON	RON	4.900	07/29/2019	28,900	(124)	(9)
DUB	Call - OTC USD versus TRY	TRY	13.000	08/27/2020	15,800	(1,401)	(290)
FBF	Call - OTC USD versus TRY		13.000	08/26/2020	16,100	(1,245)	(294)
GLM	Call - OTC USD versus COP	COP	3,490.000	08/21/2019	31,900	(238)	(34)
						$(4,362)	$(932)
Total Written Options						$(4,389)	$(934)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2019	0.441%	$4,500	$0	$ 13	$13	$0
	Mexico Government International
	Bond	1.000	Quarterly	12/20/2019	0.300	4,800	13	5	18	0
	Mexico Government International
CBK	Bond	1.000	Quarterly	12/20/2019	0.300	6,700	25	0	25	0
DUB	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.897	4,900	(143)	102	0	(41)
	Mexico Government International
	Bond	1.000	Quarterly	12/20/2019	0.300	3,800	14	0	14	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.506	8,500	(725)	425	0	(300)
	Panama Government International
	Bond	1.000	Quarterly	06/20/2022	0.276	600	(3)	16	13	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.096	7,000	19	61	80	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600	1,300	(13)	(26)	0	(39)
	South Africa Government
HUS	International Bond	1.000	Quarterly	12/20/2020	0.781	4,600	7	9	16	0
	Turkey Government International
	Bond	1.000	Quarterly	06/20/2020	2.478	7,600	(175)	69	0	(106)
	Nigeria Government International
JPM	Bond	1.000	Quarterly	12/20/2019	2.614	13,200	(170)	72	0	(98)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600	1,500	(15)	(30)	0	(45)
	Turkey Government International
	Bond	1.000	Quarterly	06/20/2020	2.478	2,900	(64)	23	0	(41)
	Turkey Government International
	Bond	1.000	Quarterly	06/20/2021	3.204	6,700	(525)	247	0	(278)
	South Africa Government
NGF	International Bond	1.000	Quarterly	06/20/2021	0.866	14,900	(29)	72	43	0
	Panama Government International
UAG	Bond	1.000	Quarterly	06/20/2022	0.276	7,900	(34)	204	170	0
							$(1,818)	$ 1,262	$392	$(948)

CROSS-CURRENCY SWAPS

Swap Agreements, at Value
					Notional Amount	Notional Amount			Unrealized
			Payment	Maturity	of Currency		of Currency	Premiums	Appreciation/
Counterparty	Receive	Pay	Frequency	Date(6)	Received		Delivered	Paid/(Received)	(Depreciation)	Asset	Liability
Floating rate
equal to 6-Month
	USD-LIBOR Plus	Floating rate equal to
	0.330% based on	6-Month ARS-LIBOR
	the notional	based on the
	amount of	notional amount of
GLM	currency received currency delivered		Maturity	05/28/2024	$7,800	ARS	351,546	$7	$(355)	$0	$(348)

INTEREST RATE SWAPS

										Swap Agreements, at Value
	Pay/								Unrealized
	Receive			Payment	Maturity		Notional	Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	6.120%	Maturity	01/02/2020	BRL	173,600	$0	$(23)	$0	$(23)
	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027		21,000	0	117	117	0
		3-Month COP-IBR Compounded-
	Pay	OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	15	15	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(2)	0	(2)
								$0	$107	$132	$(25)

VOLATILITY SWAPS

									Swap Agreements, at Value
								Unrealized
	Pay/Receive		Volatility	Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Volatility	Reference Entity	Strike	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
		USD versus TRY 1-Year ATM
DUB	Pay	Realized Volatility	17.700%	Maturity	02/18/2020	$8	$0	$(20)	$0	$(20)
		USD versus JPY 1-Year ATM
GLM	Receive	Realized Volatility	7.600	Maturity	03/04/2020	10	0	(13)	0	(13)
							$0	$(33)	$0	$(33)
Total Swap Agreements							$(1,811)	$981	$524	$(1,354)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

(o)	Securities with an aggregate market value of $3,805 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$68,184	$0	$68,184
Australia
Corporate Bonds & Notes	0	9,728	0	9,728
Non-Agency Mortgage-Backed Securities	0	2,208	0	2,208
Bermuda
Corporate Bonds & Notes	0	733	0	733
Brazil
Corporate Bonds & Notes	0	67,269	0	67,269
Loan Participations and Assignments	0	0	22,729	22,729
Sovereign Issues	0	441,141	0	441,141
Canada
Corporate Bonds & Notes	0	53,351	0	53,351
Cayman Islands
Asset-Backed Securities	0	3,408	11,791	15,199
Corporate Bonds & Notes	0	46,835	0	46,835
Chile
Corporate Bonds & Notes	0	17,072	0	17,072
China
Corporate Bonds & Notes	0	52,652	0	52,652
Sovereign Issues	0	724	0	724
Colombia
Corporate Bonds & Notes	0	27,222	0	27,222
Sovereign Issues	0	5,616	0	5,616
Croatia
Sovereign Issues	0	24,424	0	24,424
Czech Republic
Sovereign Issues	0	112,405	0	112,405
Denmark
Corporate Bonds & Notes	0	34,705	0	34,705
Dominican Republic
Sovereign Issues	0	37,301	0	37,301
Egypt
Sovereign Issues	0	3,258	0	3,258
France
Corporate Bonds & Notes	0	3,417	0	3,417
Germany
Corporate Bonds & Notes	0	80,110	0	80,110
Ghana
Sovereign Issues	0	2,701	0	2,701
Guatemala
Sovereign Issues	0	20,908	0	20,908
Hong Kong
Corporate Bonds & Notes	0	13,117	0	13,117
Hungary
Sovereign Issues	0	60,894	0	60,894
India
Corporate Bonds & Notes	0	48,135	0	48,135
Sovereign Issues	0	4,309	0	4,309
Indonesia
Corporate Bonds & Notes	0	42,976	0	42,976
Sovereign Issues	0	2,033	0	2,033
Ireland
Corporate Bonds & Notes	0	17,657	0	17,657
Israel
Corporate Bonds & Notes	0	9,146	0	9,146
Japan
Corporate Bonds & Notes	0	12,820	0	12,820
Jersey, Channel Islands
Asset-Backed Securities	0	0	9,257	9,257
Kazakhstan
Corporate Bonds & Notes	0	7,944	0	7,944
Lithuania
Sovereign Issues	0	515	0	515
Luxembourg
Corporate Bonds & Notes	0	28,836	0	28,836
Malaysia
Sovereign Issues	0	8,650	0	8,650
Mexico
Corporate Bonds & Notes	0	5,214	0	5,214
Mongolia
Sovereign Issues	0	2,344	0	2,344
Netherlands
Asset-Backed Securities	0	398	0	398
Corporate Bonds & Notes	0	4,213	0	4,213
Peru
Corporate Bonds & Notes	0	22,004	0	22,004
Sovereign Issues	0	93,765	0	93,765
Qatar
Corporate Bonds & Notes	0	32,872	0	32,872
Loan Participations and Assignments	0	0	35,721	35,721
Sovereign Issues	0	3,217	0	3,217
Russia

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

Sovereign Issues	0	56	0	56
Saudi Arabia
Corporate Bonds & Notes	0	13,020	0	13,020
Serbia
Sovereign Issues	0	15,212	0	15,212
Singapore
Corporate Bonds & Notes	0	594	0	594
South Africa
Corporate Bonds & Notes	0	15,355	0	15,355
South Korea
Sovereign Issues	0	2,183	0	2,183
Sri Lanka
Corporate Bonds & Notes	0	3,302	0	3,302
Sweden
Corporate Bonds & Notes	0	5,543	0	5,543
Tanzania
Sovereign Issues	0	5,575	0	5,575
Tunisia
Sovereign Issues	0	115	0	115
Turkey
Loan Participations and Assignments	0	7,712	0	7,712
Sovereign Issues	0	15,460	0	15,460
Ukraine
Sovereign Issues	0	23,790	0	23,790
United Arab Emirates
Sovereign Issues	0	8,978	0	8,978
United Kingdom
Corporate Bonds & Notes	0	7,843	1,638	9,481
Non-Agency Mortgage-Backed Securities	0	60,367	0	60,367
United States
Asset-Backed Securities	0	109,998	0	109,998
Corporate Bonds & Notes	0	211,480	0	211,480
Loan Participations and Assignments	0	0	3,898	3,898
Non-Agency Mortgage-Backed Securities	0	33,045	370	33,415
U.S. Government Agencies	0	378	0	378
Virgin Islands (British)
Corporate Bonds & Notes	0	8,480	0	8,480
Short-Term Instruments
Certificates of Deposit	0	11,211	0	11,211
Repurchase Agreements	0	10,409	0	10,409
Short-Term Notes	0	93,484	0	93,484
Argentina Treasury Bills	0	17,101	0	17,101
Egypt Treasury Bills	0	74,487	0	74,487
Nigeria Treasury Bills	0	95,782	0	95,782
U.S. Treasury Bills	0	41,915	0	41,915
	$0	$2,429,306	$85,404	$2,514,710
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$452,499	$0	$0	$452,499

Total Investments	$452,499	$2,429,306	$85,404	$2,967,209

Short Sales, at Value - Liabilities
Argentina
Sovereign Issues	0	(6,050)	0	(6,050)
United States
U.S. Government Agencies	0	(14,870)	0	(14,870)
	$0	$(20,920)	$0	$(20,920)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	744	0	749
Over the counter	0	89,894	0	89,894

	$5	$90,638	$0	$90,643
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(428)	0	(428)
Over the counter	0	(37,499)	0	(37,499)

	$0	$(37,927)	$0	$(37,927)

Total Financial Derivative Instruments	$5	$52,711	$0	$52,716

Totals	$452,504	$2,461,097	$85,404	$2,999,005

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued		Unrealized			Ending	on Investments
Category and	Balance	Net	Net	Discounts/	Realized	Appreciation/	Transfers into	Transfers out	Balance	Held at
Subcategory	at 03/31/2019	Purchases	Sales/Settlement[s]	(Premiums)	Gain/(Loss)	(Depreciation) (1)	Level 3	of Level 3	at 06/30/2019	06/30/2019 (1)
Investments in Securities, at Value
Brazil
Loan
Participations and
Assignments	$22,536	$0	$0	$0	$0	$193	$0	$0	$22,729	$193
Cayman Islands
Asset-Backed
Securities	0	11,786	0	2	0	3	0	0	11,791	3
Jersey, Channel
Islands
Asset-Backed
Securities	0	10,276	(1,042)	6	14	3	0	0	9,257	3
Qatar
Loan
Participations and
Assignments	35,544	0	0	37	0	140	0	0	35,721	140
United Kingdom
Corporate Bonds
& Notes	1,638	0	0	0	0	0	0	0	1,638	0
United States
Loan
Participations and
Assignments	0	0	0	0	0	0	3,898	0	3,898	0
Non-Agency
Mortgage-Backed
Securities	1,401	370	(28)	1	3	(15)	0	(1,362)	370	0
Totals	$61,119	$22,432	$(1,070)	$46	$17	$324	$3,898	$(1,362)	$85,404	$339

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance			Input Value(s)
Category and Subcategory	at 06/30/2019	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,729	Proxy Pricing	Base Price	99.550
Cayman Islands
Asset-Backed Securities	11,791	Other Valuation Techniques(2)	-	-
Jersey, Channel Islands
Asset-Backed Securities	9,257	Other Valuation Techniques(2)	-	-
Qatar
Loan Participations and Assignments	35,721	Third Party Vendor	Broker Quote	99.750 - 99.850
United Kingdom
Corporate Bonds & Notes	1,638	Other Valuation Techniques(2)	-	-
United States
Loan Participations and Assignments	3,898	Third Party Vendor	Broker Quote	99.938
Non-Agency Mortgage-Backed
Securities	370	Proxy Pricing	Base Price	100.000
Total	$85,404

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%	$181
Total Short-Term Instruments (Cost $181)	181
Total Investments in Securities (Cost $181)	181

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
UNITED STATES 99.0%
MUTUAL FUNDS (a) 99.0%
PIMCO Emerging Markets Bond Fund	9,061,176	95,595
PIMCO Emerging Markets Corporate Bond Fund	7,012,665	75,737
PIMCO Emerging Markets Local Currency and Bond Fund	25,770,795	181,426
Total United States (Cost $354,316)		352,758
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	385,227	3,811
Total Short-Term Instruments (Cost $3,810)		3,811
Total Investments in Affiliates (Cost $358,126)		356,569
Total Investments 100.2% (Cost $358,307)		$356,750
Other Assets and Liabilities, net (0.2)%		(584)
Net Assets 100.0%		$356,166

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$181	U.S. Treasury Notes 2.250% due 03/31/2021	$(187)	$181	$181
Total Repurchase Agreements						$(187)	$181	$181

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$181	$0	$181
	$0	$181	$0	$181
Investments in Affiliates, at Value
United States
Mutual Funds	352,758	0	0	352,758
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,811	0	0	3,811
	$356,569	$0	$0	$356,569
Total Investments	$356,569	$181	$0	$356,750

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.1% ¤
ARGENTINA 1.5%
SOVEREIGN ISSUES 1.5%
Argentina Government International Bond
4.000% due 03/06/2020 (g)	ARS	21,598	$422
40.244% (BADLARPP) due 10/04/2022 ~		45,806	1,600
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)(j)		325,777	6,604
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		1,600	36
Argentina Treasury Bond 2.250% due 04/28/2020 (g)		559,879	10,247
Autonomous City of Buenos Aires Argentina
52.674% (BADLARPP + 3.250%) due 03/29/2024 ~(a)		338,417	6,523
54.688% due 02/22/2028 ~(a)		177,330	3,403
Provincia de Buenos Aires
54.431% due 12/06/2019 •(a)		17,900	406
54.501% due 04/12/2025 ~(a)		247,096	4,612
54.515% due 05/31/2022 •(a)		166,954	3,245
Total Argentina (Cost $46,760)			37,098

BRAZIL 11.6%
CORPORATE BONDS & NOTES 1.2%
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$360	373
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (e)(h)		1,580	17
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	103,200	29,428
			29,818
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	22,729
SOVEREIGN ISSUES 9.5%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (e)	BRL	510,300	128,983
0.000% due 04/01/2020 (e)		41,500	10,350
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		185,200	53,159
10.000% due 01/01/2025		107,100	31,533
10.000% due 01/01/2027		15,700	4,706
			228,731
Total Brazil (Cost $269,273)			281,278

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.4%
Garanti Diversified Payment Rights Finance Co. 5.264% due 10/09/2021 «•		$10,583	10,545
CORPORATE BONDS & NOTES 0.6%
China Evergrande Group
6.250% due 06/28/2021 (j)		4,100	3,943
8.250% due 03/23/2022 (j)		2,300	2,223
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 (j)		330	329
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (b)(j)		846	528
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 (j)		1,996	1,927

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Sunac China Holdings Ltd. 7.875% due 02/15/2022 (j)		5,800	5,917
			14,867
Total Cayman Islands (Cost $25,988)			25,412
CHILE 1.8%
SOVEREIGN ISSUES 1.8%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	1,953,231	3,405
Bonos de la Tesoreria de la Republica en pesos 4.000% due 03/01/2023 (j)		10,000,000	15,431
Bonos de la Tesoreria de la Republica en Pesos 4.500% due 03/01/2026 (j)		5,445,000	8,719
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030 (j)		7,235,000	12,050
Bonos de la Tesoreria de la Republica en Pesos 5.000% due 03/01/2035 (j)		2,265,000	3,958
Total Chile (Cost $41,523)			43,563
COLOMBIA 10.3%
CORPORATE BONDS & NOTES 1.8%
Banco Davivienda S.A. 7.500% due 10/24/2022	COP	27,700,000	8,934
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,432,000	771
8.375% due 02/01/2021		33,798,000	10,899
8.375% due 11/08/2027		66,377,000	21,607
			42,211
SOVEREIGN ISSUES 8.5%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	7,769
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	479
9.850% due 06/28/2027		10,938,000	4,285
Colombian TES
6.000% due 04/28/2028		135,000,000	42,216
6.250% due 11/26/2025		11,459,500	3,701
7.000% due 06/30/2032		99,236,500	32,738
7.500% due 08/26/2026		22,872,300	7,885
7.750% due 09/18/2030		277,000,000	97,079
Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		22,238,000	7,467
			203,619
Total Colombia (Cost $258,530)			245,830
CZECH REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	723,420	30,412
2.400% due 09/17/2025		574,600	27,167
Total Czech Republic (Cost $55,681)			57,579
DOMINICAN REPUBLIC 1.2%
SOVEREIGN ISSUES 1.2%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	217,550	4,272
9.750% due 06/05/2026		1,178,800	23,701
Total Dominican Republic (Cost $27,802)			27,973
GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG 6.680% due 01/23/2025	IDR	667,000,000	45,477

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Germany (Cost $49,520)			45,477
HUNGARY 10.3%
SOVEREIGN ISSUES 10.3%
Hungary Government International Bond
0.500% due 04/21/2021	HUF	16,775,400	59,124
1.500% due 08/24/2022		3,842,200	13,775
1.750% due 10/26/2022		6,000,000	21,700
2.500% due 10/24/2024		4,341,200	15,980
2.750% due 12/22/2026		17,649,300	65,043
3.000% due 06/26/2024		3,959,500	14,957
5.500% due 06/24/2025		626,300	2,671
6.000% due 11/24/2023		4,342,100	18,376
7.000% due 06/24/2022		7,606,000	31,642
7.500% due 11/12/2020		978,900	3,794
Total Hungary (Cost $240,370)			247,062
INDONESIA 0.9%
CORPORATE BONDS & NOTES 0.4%
Jasa Marga Persero Tbk PT 7.500% due 12/11/2020	IDR	132,000,000	9,148
SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 10.500% due 07/15/2038		137,000,000	11,919
Total Indonesia (Cost $25,282)			21,067
IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	200	227
0.069% (EUR003M + 0.380%) due 01/21/2020 ~		100	114
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	100	128
5.875% due 11/04/2020		100	134
Total Ireland (Cost $586)			603
JERSEY, CHANNEL ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
ARTS Ltd. 4.190% due 09/15/2021 «•		$8,723	8,608
Total Jersey, Channel Islands (Cost $8,606)			8,608
KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	8,223
Total Kazakhstan (Cost $9,820)			8,223
LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(b)(c)		1,474	708
Gazprom OAO Via Gaz Capital S.A. 5.338% due 09/25/2020 (j)	GBP	6,951	9,244
Total Luxembourg (Cost $10,366)			9,952
MALAYSIA 3.7%
SOVEREIGN ISSUES 3.7%
Malaysia Government International Bond
3.955% due 09/15/2025	MYR	90,500	22,404
3.990% due 10/15/2025		42,597	10,550
4.254% due 05/31/2035		13,400	3,325
4.724% due 06/15/2033		64,688	16,974
4.921% due 07/06/2048		78,832	20,939
4.935% due 09/30/2043		51,180	13,513

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Malaysia (Cost $86,338)			87,705
MEXICO 4.1%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		742,577	0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	341,100	16,732
8.460% due 12/18/2036		122,900	5,875
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(c)		$1,200	0
Petroleos Mexicanos 7.190% due 09/12/2024	MXN	903,300	39,318
			61,925
SOVEREIGN ISSUES 1.5%
Mexico Government International Bond 8.000% due 12/07/2023 (j)		681,300	36,367
Total Mexico (Cost $145,763)			98,292
NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	400	455
Total Netherlands (Cost $457)			455
NIGERIA 0.1%
SOVEREIGN ISSUES 0.1%
Nigeria Government International Bond 6.375% due 07/12/2023		$3,100	3,286
Total Nigeria (Cost $3,208)			3,286
PERU 12.5%
CORPORATE BONDS & NOTES 1.2%
Alicorp SAA 6.875% due 04/17/2027	PEN	26,100	8,418
Banco de Credito del Peru 4.850% due 10/30/2020		67,600	20,659
			29,077
SOVEREIGN ISSUES 11.3%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		49,900	16,424
Peru Government International Bond
5.940% due 02/12/2029 (j)		170,300	56,453
6.150% due 08/12/2032 (j)		56,000	18,712
6.350% due 08/12/2028 (j)		217,600	74,228
6.850% due 02/12/2042 (j)		22,600	8,022
6.950% due 08/12/2031 (j)		23,300	8,301
8.200% due 08/12/2026 (j)		235,400	88,943
			271,083
Total Peru (Cost $280,652)			300,160
PHILIPPINES 1.1%
SOVEREIGN ISSUES 1.1%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	891,000	16,960
4.950% due 01/15/2021		495,000	9,733

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Philippines (Cost $32,909)			26,693
POLAND 9.1%
SOVEREIGN ISSUES 9.1%
Poland Government International Bond
2.250% due 04/25/2022 (j)	PLN	67,600	18,376
2.500% due 07/25/2026 (j)		115,700	31,522
2.500% due 07/25/2027 (j)		50,300	13,654
2.750% due 10/25/2029 (j)		75,400	20,865
3.250% due 07/25/2025 (j)		215,300	61,357
4.000% due 10/25/2023 (j)		206,400	60,029
5.750% due 09/23/2022 (j)		40,900	12,313
Total Poland (Cost $204,247)			218,116
QATAR 1.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		$26,800	26,733
Total Qatar (Cost $26,648)			26,733
ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond 4.500% due 06/17/2024	RON	107,300	26,218
Total Romania (Cost $25,998)			26,218
RUSSIA 9.3%
SOVEREIGN ISSUES 9.3%
Russia Government International Bond
6.900% due 05/23/2029	RUB	1,638,500	25,264
7.000% due 01/25/2023		4,800	76
7.000% due 08/16/2023		714,600	11,226
7.250% due 05/10/2034		268,300	4,189
7.600% due 07/20/2022		2,546,069	40,842
7.650% due 04/10/2030		578,000	9,374
7.700% due 03/23/2033		1,629,000	26,461
7.950% due 10/07/2026		3,598,600	59,064
8.500% due 09/17/2031		2,718,400	47,010
Total Russia (Cost $251,303)			223,506
SOUTH AFRICA 10.3%
CORPORATE BONDS & NOTES 0.8%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	140,400	3,269
0.000% due 12/31/2032 (e)		352,000	3,928
7.850% due 04/02/2026		152,000	10,017
Transnet SOC Ltd. 10.000% due 03/30/2029		10,500	767
			17,981
SOVEREIGN ISSUES 9.5%
South Africa Government International Bond
6.250% due 03/31/2036 (j)		35,100	1,835
6.750% due 03/31/2021		6,100	436
7.000% due 02/28/2031 (j)		137,327	8,355
7.750% due 02/28/2023		16,400	1,184
8.000% due 01/31/2030 (j)		963,650	64,643
8.250% due 03/31/2032 (j)		730,900	48,333
8.500% due 01/31/2037 (j)		347,000	22,490
8.750% due 01/31/2044 (j)		266,600	17,270
8.875% due 02/28/2035 (j)		597,000	40,455
9.000% due 01/31/2040 (j)		61,900	4,143

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

10.500% due 12/21/2026 (j)		227,700	18,326
			227,470
Total South Africa (Cost $260,848)			245,451
SOUTH KOREA 0.7%
SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	700	502
7.250% due 12/07/2024	IDR	63,300,000	4,512
8.000% due 05/15/2024		51,400,000	3,761
8.400% due 11/30/2021		117,000,000	8,504
Total South Korea (Cost $17,622)			17,279
SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	850	1,046
Total Spain (Cost $977)			1,046
SUPRANATIONAL 2.1%
CORPORATE BONDS & NOTES 2.1%
European Bank for Reconstruction & Development
6.450% due 12/13/2022	IDR	382,000,000	27,007
9.250% due 12/02/2020		35,170,000	2,571
European Investment Bank 7.200% due 07/09/2019		13,990,000	992
Inter-American Development Bank 7.875% due 03/14/2023		272,000,000	20,164
Total Supranational (Cost $52,951)			50,734
THAILAND 0.6%
SOVEREIGN ISSUES 0.6%
Thailand Government International Bond
3.650% due 06/20/2031	THB	345,400	12,916
3.775% due 06/25/2032		32,950	1,246
Total Thailand (Cost $12,255)			14,162
TURKEY 3.8%
SOVEREIGN ISSUES 3.8%
Turkey Government International Bond
7.100% due 03/08/2023	TRY	45,000	5,703
8.800% due 09/27/2023		148,100	19,477
10.400% due 03/20/2024		122,000	16,685
11.000% due 03/02/2022		249,900	37,193
11.000% due 02/24/2027		86,800	11,479
Total Turkey (Cost $181,359)			90,537
UKRAINE 0.6%
SOVEREIGN ISSUES 0.6%
Ukraine Government International Bond
0.000% due 05/31/2040 ~(j)		$8,800	6,333
7.750% due 09/01/2022 (j)		6,600	7,005

Total Ukraine (Cost $12,165)			13,338
UNITED KINGDOM 0.8%
CORPORATE BONDS & NOTES 0.3%
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021 (j)		$1,330	1,363
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	182,000	6,836
			8,199
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	614
1.584% due 12/21/2049 •		8,090	10,207

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.284% due 12/21/2049 •		868	1,119
2.784% due 12/21/2049 •		434	551
3.284% due 12/21/2049 •		248	316
3.784% due 12/21/2049 •		248	310
			13,117
Total United Kingdom (Cost $22,169)			21,316
UNITED STATES 16.8%
ASSET-BACKED SECURITIES 4.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.574% due 03/25/2036 •		$376	375
2.624% due 12/25/2036 •		8,400	7,478
Bayview Opportunity Master Fund Trust 4.066% due 09/28/2033 þ		222	224
Citigroup Mortgage Loan Trust, Inc. 3.439% due 05/25/2035 •		1,100	1,095
Countrywide Asset-Backed Certificates 2.594% due 11/25/2037 •		26,878	25,956
Countrywide Asset-Backed Certificates Trust
2.644% due 02/25/2037 •		5,300	5,223
3.154% due 11/25/2035 •		4,320	4,373
Credit-Based Asset Servicing & Securitization LLC 2.524% due 07/25/2037 •		16	11
Credit-Based Asset Servicing & Securitization Trust 3.570% due 01/25/2037 ^þ		18,144	8,115
Fieldstone Mortgage Investment Trust 2.594% due 05/25/2036 •		1,747	1,355
Fremont Home Loan Trust
2.670% due 08/25/2036 •		2,995	1,337
2.814% due 11/25/2035 •		500	458
GSAA Home Equity Trust 6.002% due 11/25/2036 þ		1,501	906
GSAMP Trust 2.494% due 01/25/2037 •		1,367	937
Home Equity Asset Trust 3.754% due 02/25/2033 •		342	343
HSI Asset Securitization Corp. Trust 2.544% due 01/25/2037 •		1,444	1,152
Lehman XS Trust 5.311% due 01/25/2036 ^þ		4,862	4,884
MASTR Asset-Backed Securities Trust
2.624% due 11/25/2036 •		3,936	2,796
2.684% due 05/25/2037 •		1,655	1,457
Morgan Stanley ABS Capital, Inc. Trust 3.169% due 01/25/2035 •		300	297
Morgan Stanley Mortgage Loan Trust 3.794% due 11/25/2036 ^•		270	133
Option One Mortgage Loan Trust
2.624% due 04/25/2037 •		904	713
2.624% due 05/25/2037 •		332	230
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.924% due 09/25/2035 •		4,300	3,839
Securitized Asset-Backed Receivables LLC Trust 2.694% due 12/25/2035 •		1,932	1,908
SLM Student Loan Trust 0.239% due 01/25/2040 •	EUR	2,400	2,552
Soundview Home Loan Trust
2.574% due 08/25/2037 •		$968	893
2.754% due 03/25/2036 •		1,900	1,864
Structured Asset Securities Corp. Mortgage Loan Trust
2.539% due 02/25/2037 •		19,678	18,899
2.624% due 10/25/2037 •		6,994	5,278
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		592	595
Wells Fargo Home Equity Asset-Backed Securities Trust
2.634% due 04/25/2037 •		567	554
2.724% due 03/25/2037 •		2,000	1,704
			107,934
CORPORATE BONDS & NOTES 6.1%
Aviation Capital Group LLC 3.875% due 05/01/2023 (j)		200	207
Continental Resources, Inc. 5.000% due 09/15/2022 (j)		200	202
Ford Motor Credit Co. LLC
3.408% due 04/05/2021 ~(j)		400	395
3.600% (US0003M + 1.270%) due 03/28/2022 ~(j)		200	197
5.139% due 01/07/2021 ~(j)		3,500	3,563
5.729% due 01/07/2022 ~(j)		200	206
General Electric Co.
0.000% (EUR003M + 0.300%) due 05/28/2020 ~	EUR	200	227
0.375% due 05/17/2022		200	229

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

General Motors Financial Co., Inc. 3.640% (US0003M + 1.310%) due 06/30/2022 ~(j)		$200	200
International Lease Finance Corp. 8.250% due 12/15/2020 (j)		300	324
JPMorgan Chase Bank N.A.
6.375% due 04/17/2042	IDR	415,000,000	24,195
7.375% due 05/19/2048		357,000,000	22,517
9.500% due 07/17/2031		341,000,000	27,332
10.000% due 02/17/2028		456,000,000	37,410
10.500% due 07/19/2038		327,000,000	28,756
			145,960
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		$3,375	3,373
PG&E Corp. 1.125% due 12/31/2020 «µ		1,125	1,124
			4,497
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		949	857
Banc of America Funding Trust 4.849% due 03/20/2036 ~		69	68
BCAP LLC Trust
2.574% due 01/25/2037 ^•		324	310
6.247% due 05/26/2037 ~		4,309	3,826
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~		114	109
4.351% due 01/25/2035 ~		9	9
Bear Stearns ALT-A Trust
3.738% due 04/25/2037 ~		11,144	9,758
4.254% due 08/25/2036 ^~		351	297
4.294% due 09/25/2035 ^~		22	19
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 «~		2,170	2,169
4.262% due 07/25/2046 ^~		54	50
4.291% due 09/25/2037 ^~		7,148	6,971
Citigroup Mortgage Loan Trust, Inc. 5.130% due 03/25/2034 ~		13	13
CitiMortgage Alternative Loan Trust
3.054% due 10/25/2036 •		1,707	1,391
6.000% due 06/25/2037 ^		105	105
Civic Mortgage LLC 4.349% due 11/25/2022 þ		955	954
Countrywide Alternative Loan Trust 2.754% due 05/25/2036 ^•		2,315	1,427
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •		1,675	1,632
4.025% due 09/25/2047 ^~		37	35
6.500% due 12/25/2037		1,048	804
Countrywide Home Loan Reperforming REMIC Trust 2.860% due 11/25/2034 •		497	457
Credit Suisse Mortgage Capital Certificates 2.977% (LIBOR01M) due 11/30/2037 ~		1,300	1,181
GreenPoint Mortgage Funding Trust 2.844% due 06/25/2045 •		160	153
GSMPS Mortgage Loan Trust 2.754% due 01/25/2036 •		333	292
GSR Mortgage Loan Trust 4.146% due 11/25/2035 ^~		88	73
HarborView Mortgage Loan Trust
2.723% due 06/20/2035 •		654	653
4.504% due 10/19/2035 •		495	384
4.526% due 08/19/2036 ^~		18	18
HomeBanc Mortgage Trust 3.864% due 04/25/2037 ^~		55	53
Impac CMB Trust 3.044% due 03/25/2035 •		227	225
IndyMac Mortgage Loan Trust
2.584% due 02/25/2037 ^•		582	566
2.584% due 02/25/2037 •		1,083	994
3.044% due 07/25/2045 •		197	186
JPMorgan Mortgage Trust 4.480% due 06/25/2036 ^~		474	430
JPMorgan Resecuritization Trust 2.500% due 03/25/2056		918	895
Lehman XS Trust 2.654% due 08/25/2037 •		2,643	2,612
Luminent Mortgage Trust 2.764% due 12/25/2036 ^•		39	37
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•		89	17

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Morgan Stanley Mortgage Loan Trust 4.485% due 06/25/2036 ~		17	18
Residential Accredit Loans, Inc. Trust 5.485% due 02/25/2036 ^~		126	113
Residential Asset Securitization Trust 2.804% due 01/25/2046 ^•		165	73
Sequoia Mortgage Trust 3.808% due 01/20/2047 ^~		39	32
Structured Adjustable Rate Mortgage Loan Trust
3.904% due 01/25/2035 ^•		52	50
4.518% due 03/25/2036 ^~		80	75
Structured Asset Mortgage Investments Trust 2.704% due 02/25/2037 •		2,746	2,661
SunTrust Adjustable Rate Mortgage Loan Trust 4.316% due 10/25/2037 ^~		2,072	1,986
TBW Mortgage-Backed Trust 6.040% due 01/25/2037 ^þ		1,698	787
Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•		730	682
WaMu Mortgage Pass-Through Certificates Trust
2.774% due 05/25/2034 •		368	335
3.460% due 01/25/2037 ^~		89	83
3.566% due 04/25/2037 ^~		56	51
3.683% due 12/25/2036 ^~		56	54
3.847% due 09/25/2036 ^~		80	77
4.229% due 03/25/2036 ~		1,083	1,061
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•		52	46
4.750% due 10/25/2036 ~		1,440	1,437
5.008% due 07/25/2036 ^~		423	432
			50,083
U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae UMBS, TBA 4.000% due 08/01/2049		91,000	94,009
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (l)		800	795
Total United States (Cost $402,755)			403,278
URUGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond 9.875% due 06/20/2022	UYU	371,900	10,520
Total Uruguay (Cost $13,152)			10,520
SHORT-TERM INSTRUMENTS 11.9%
REPURCHASE AGREEMENTS (i) 2.4%			57,886
SHORT-TERM NOTES 1.9%
Nigeria Open Market Operation Bills
13.770% due 06/04/2020 (e)(f)	NGN	200,000	496
13.945% due 02/06/2020 (e)(f)		615,200	1,586
14.199% due 04/23/2020 (e)(f)		3,285,600	8,251
14.266% due 02/06/2020 (e)(f)		2,900,000	7,473
16.408% due 02/20/2020 (e)(f)		2,700,000	6,923
16.777% due 01/09/2020 (e)(f)		5,100,000	13,270
17.039% due 01/09/2020 (e)(f)		1,050,000	2,732
17.101% due 02/20/2020 (e)(f)		1,650,000	4,231
			44,962
ARGENTINA TREASURY BILLS 0.8%
48.315% due 07/19/2019 - 07/31/2020 (d)(e)	ARS	791,404	18,549
EGYPT TREASURY BILLS 3.5%
18.064% due 07/30/2019 - 05/12/2020 (d)(e)	EGP	1,516,725	83,944
NIGERIA TREASURY BILLS 2.3%
16.031% due 01/16/2020 - 05/28/2020 (d)(e)	NGN	21,723,111	55,562
SOUTH AFRICA TREASURY BILLS 0.4%
8.043% due 10/23/2019 (e)(f)(j)	ZAR	136,800	9,522

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

U.S. TREASURY BILLS 0.6%
2.162% due 07/16/2019 - 08/29/2019 (d)(e)(l)(n)	$15,068	15,034
Total Short-Term Instruments (Cost $279,177)		285,459
Total Investments in Securities (Cost $3,383,060)		3,224,009
	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	2,471,612	24,449
Total Short-Term Instruments (Cost $24,449)		24,449
Total Investments in Affiliates (Cost $24,449)		24,449
Total Investments 135.1% (Cost $3,407,509)		$3,248,458
Financial Derivative Instruments (k)(m) 1.6%(Cost or Premiums, net $(9,204))		37,809
Other Assets and Liabilities, net (36.7)%		(881,531)
Net Assets 100.0%		$2,404,736

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$4,056	U.S. Treasury Notes 2.250% due 03/31/2021	$(4,139)	$4,056	$4,057
JPS	1.400	06/06/2019	07/16/2019	4,071	Republic of Argentina 15.500% due 10/17/2026	(4,921)	4,071	4,075
NOM	1.250	05/31/2019	07/01/2019	2,328	Republic of Argentina 16.000% due 10/17/2023	(3,010)	2,328	2,330
	1.250	06/03/2019	07/01/2019	3,456	Republic of Argentina 16.000% due 10/17/2023	(4,523)	3,456	3,459
	1.250	07/01/2019	07/29/2019	6,950	Republic of Argentina 16.000% due 10/17/2023	(7,533)	6,950	6,950
SBI	1.450	06/07/2019	12/31/2019	608	Republic of Argentina 15.500% due 10/17/2026	(699)	608	609
	1.450	04/22/2019	04/22/2021	10,163	Republic of Argentina 15.500% due 10/17/2026	(8,664)	10,163	10,191
	1.450	04/23/2019	04/23/2021	3,387	Republic of Argentina 15.500% due 10/17/2026	(2,887)	3,387	3,396
	1.450	04/24/2019	04/24/2021	10,960	Republic of Argentina 15.500% - 16.000% due 10/17/2023 - 10/17/2026	(9,796)	10,960	10,990
	1.450	04/25/2019	04/25/2021	2,116	Republic of Argentina 16.000% due 10/17/2023	(1,845)	2,116	2,122
	1.450	05/03/2019	05/03/2021	6,002	Republic of Argentina 15.500% - 16.000% due 10/17/2023 - 10/17/2026	(5,786)	6,002	6,016
	1.450	05/28/2019	05/24/2021	3,130	Republic of Argentina 15.500% due 10/17/2026	(3,628)	3,130	3,134
	1.450	06/18/2019	06/13/2021	659	Republic of Argentina 15.500% due 10/17/2026	(689)	659	659
Total Repurchase Agreements						$(58,120)	$57,886	$57,988

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	1.760%	06/21/2019	07/18/2019	PLN	(133,627)	$(35,807)
	1.780	06/06/2019	07/18/2019		(94,190)	(25,258)
	1.830	05/28/2019	07/18/2019		(454,823)	(122,022)
	7.300	06/18/2019	07/18/2019	ZAR	(444,339)	(31,627)
	7.350	06/18/2019	07/18/2019		(304,703)	(21,689)
	7.400	06/18/2019	07/18/2019		(321,303)	(22,871)
	7.430	06/18/2019	07/18/2019		(647,537)	(46,093)
	7.480	06/27/2019	07/02/2019		(263,607)	(18,731)
	7.480	07/02/2019	07/29/2019		(247,403)	(17,565)
	7.580	06/28/2019	07/01/2019		(114,100)	(8,106)
	7.580	06/28/2019	07/18/2019		(56,081)	(3,984)
	7.580	07/01/2019	07/18/2019		(30,815)	(2,188)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	7.580	07/01/2019	07/29/2019		(83,954)	(5,960)
	7.600	06/21/2019	07/18/2019		(187,443)	(13,336)
BRC	2.850	06/14/2019	07/16/2019		$(5,096)	(5,103)
	2.850	06/28/2019	07/29/2019		(1,995)	(1,995)
JML	2.000	06/19/2019	07/16/2019		(2,226)	(2,228)
	2.700	05/17/2019	07/16/2019		(6,886)	(6,910)
	2.750	06/13/2019	07/16/2019		(3,650)	(3,655)
	2.800	06/21/2019	07/16/2019		(8,027)	(8,033)
	2.800	06/24/2019	07/24/2019		(5,277)	(5,280)
	2.850	06/26/2019	07/05/2019		(247,499)	(247,596)
	8.750	06/25/2019	07/22/2019	MXN	(658,400)	(34,321)
MBC	1.700	06/04/2019	07/18/2019	PLN	(112,795)	(30,248)
	7.550	06/27/2019	07/11/2019	ZAR	(437,975)	(31,121)
NOM	2.500	06/20/2019	TBD(3)		$(3,909)	(3,912)
	2.900	06/14/2019	TBD(3)		(9,649)	(9,662)
	3.000	06/26/2019	07/26/2019		(6,745)	(6,748)
RDR	2.640	06/07/2019	07/09/2019		(4,880)	(4,889)
UBS	0.950	06/07/2019	07/08/2019	GBP	(6,453)	(8,200)
	2.830	06/17/2019	07/17/2019		$(174)	(174)
	2.880	06/17/2019	07/17/2019		(2,232)	(2,234)
	7.550	06/26/2019	07/18/2019	ZAR	(332,306)	(23,617)
Total Reverse Repurchase Agreements						$(811,163)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
Argentina (1.9)%
Sovereign Issues (1.9)%
Argentina Government International Bond	15.500%	10/17/2026	ARS	1,538,300	$(27,205)	$(26,367)
	16.000	10/17/2023		1,176,200	(21,317)	(20,811)
Total Argentina (Cost $(48,522))					(48,522)	(47,178)
United States (0.1)%
U.S. Government Agencies (0.1)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049		$3,000	(3,172)	(3,170)
Total Short Sales (2.0)%					$(51,694)	$(50,348)

(j)	Securities with an aggregate market value of $804,227 and cash of $2,240 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(292,788) at a weighted average interest rate of 3.313%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for short sales includes $1,982 of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$108.000	08/23/2019	1,415	$1,415	$12	$1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	1,086	1,086	10	1
Total Purchased Options					$22	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	1,415	$167,191	$2,457	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2019	1,086	138,974	1,731	34	0
Total Futures Contracts				$4,188	$34	$0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.244%	$600	$(18)	$25	$7	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809	1,700	(81)	96	15	0	(1)
						$(99)	$121	$22	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$259,800	$4,489	$1,122	$5,611	$121	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	6.250%	Maturity	01/02/2020	BRL	1,768,300	$39	$(571)	$(532)	$0	$(67)
Pay	1-Year BRL-CDI	9.560	Maturity	01/02/2020		6,200	72	27	99	0	0
Pay	1-Year BRL-CDI	11.380	Maturity	01/02/2020		721,100	3,877	13,283	17,160	4	0
Pay	1-Year BRL-CDI	6.885	Maturity	01/04/2021		161,600	0	591	591	32	0
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021		289,200	0	(1,101)	(1,101)	0	(57)
Receive	1-Year BRL-CDI	6.983	Maturity	01/04/2021		178,900	0	(772)	(772)	0	(35)
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		270,200	26	1,151	1,177	53	0
Pay	1-Year BRL-CDI	7.095	Maturity	01/04/2021		287,300	0	1,356	1,356	56	0
Pay	1-Year BRL-CDI	7.184	Maturity	01/04/2021		139,400	0	722	722	27	0
Receive	1-Year BRL-CDI	7.190	Maturity	01/04/2021		409,500	(1,979)	(150)	(2,129)	0	(79)
Pay	1-Year BRL-CDI	7.220	Maturity	01/04/2021		244,600	0	1,302	1,302	47	0
Receive	1-Year BRL-CDI	7.255	Maturity	01/04/2021		259,200	0	(1,358)	(1,358)	0	(50)
Receive	1-Year BRL-CDI	7.290	Maturity	01/04/2021		535,900	0	(2,880)	(2,880)	0	(102)
Pay	1-Year BRL-CDI	7.830	Maturity	01/04/2021		642,700	8	5,462	5,470	114	0
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	1,566	1,566	19	0
Receive	1-Year BRL-CDI	8.790	Maturity	01/04/2021		296,300	(1,233)	(2,990)	(4,223)	0	(45)
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		57,400	(4)	2,018	2,014	3	0
Pay	1-Year BRL-CDI	6.260	Maturity	01/03/2022		85,700	(1)	25	24	25	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		191,600	993	260	1,253	65	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,150	1,148	16	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(780)	(780)	0	(7)
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	542	550	98	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	5,560	5,646	25	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(5,061)	(5,061)	0	(24)
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		86,800	92	473	565	102	0
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	(944)	(944)	0	(58)
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	1,600	2,043	124	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	2,096	2,092	40	0
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		156,900	7	(5,329)	(5,322)	0	(76)
Pay	3-Month PLN-WIBOR	1.750	Annual	09/16/2020	PLN	10,700	(34)	57	23	0	0
Pay	3-Month PLN-WIBOR	2.000	Annual	09/19/2020		125,000	0	438	438	0	(5)
Pay	3-Month PLN-WIBOR	1.833	Annual	02/05/2022		100,300	0	54	54	0	0
Receive	3-Month PLN-WIBOR	1.942	Annual	03/20/2024		6,600	(8)	0	(8)	1	0
Receive	3-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	(1)	(14)	0	0
Receive	3-Month PLN-WIBOR	2.500	Annual	03/16/2026		43,200	251	(671)	(420)	9	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$34,430	(621)	520	(101)	0	(7)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		185,200	(5,829)	(831)	(6,660)	184	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		45,190	2,511	(3,745)	(1,234)	75	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		39,600	(49)	(3,569)	(3,618)	64	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		1,400	59	72	131	0	(2)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		45,720	(1,488)	(3,608)	(5,096)	275	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	229,900	(254)	453	199	35	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	106	114	6	0
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		290,400	(75)	(562)	(637)	0	(59)
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	(200)	(397)	0	(51)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(12)	(9)	0	(7)
Pay	6-Month CZK-PRIBOR	2.250	Annual	06/19/2021	CZK	2,902,800	224	492	716	0	(9)
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(402)	2,070	1,668	33	0
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	(2,074)	(2,074)	0	(33)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	89	89	18	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024	HUF	5,305,100	(165)	476	311	0	(2)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	32,530,000	(545)	(36)	(581)	0	(11)
Receive	28-Day MXN-TIIE	8.290	Lunar	05/14/2020	MXN	2,309,400	0	(185)	(185)	0	(119)
Receive	28-Day MXN-TIIE	8.260	Lunar	05/28/2020		1,793,800	(3)	(153)	(156)	0	(100)
Pay	28-Day MXN-TIIE	8.380	Lunar	06/01/2020		516,400	0	74	74	30	0
Pay	28-Day MXN-TIIE	8.385	Lunar	06/01/2020		1,277,400	0	187	187	74	0
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		959,200	87	734	821	284	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	468	468	155	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	71	71	23	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		678,000	254	396	650	201	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	678	(1,606)	109	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	531	(1,338)	119	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	713	713	345	0
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	(7)	(7)	0	(3)
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		4,297,300	0	(3,226)	(3,226)	0	(1,286)
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	3,162	3,162	318	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	5,536	5,536	589	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	5,391	5,391	521	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		654,000	0	(828)	(828)	0	(207)
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	252	458	113	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	(1,515)	(1,515)	0	(229)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	(904)	(976)	0	(258)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	(201)	(201)	0	(75)
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028		4,000	0	7	7	2	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028		2,253,100	0	3,761	3,761	918	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028		400,200	(135)	(2,322)	(2,457)	0	(176)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028		1,090,200	0	(6,252)	(6,252)	0	(477)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028		1,103,300	0	(7,259)	(7,259)	0	(491)
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029		415,000	0	1,438	1,438	175	0
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029		196,950	0	690	690	83	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029		542,200	7	(1,121)	(1,114)	0	(225)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029		348,900	0	751	751	145	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029		80,500	0	31	31	33	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		525,400	360	1,100	1,460	275	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		26,800	0	(38)	(38)	0	(18)
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039		434,200	0	70	70	296	0
							$(7,645)	$8,796	$1,151	$6,358	$(4,450)
Total Swap Agreements							$(3,255)	$10,039	$6,784	$6,479	$(4,451)

(l)	Securities with an aggregate market value of $2,312 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	ARS	585,480		$12,000	$0	$(1,610)
	07/2019	COP	7,034,076		2,163	0	(25)
	07/2019	RUB	249,482		3,832	0	(107)
	07/2019	TWD	87,718		2,775	0	(53)
	07/2019		$63,048	CLP	42,784,215	112	0
	07/2019		419	HUF	119,072	1	0
	07/2019		60,235	ZAR	869,195	1,429	0
	07/2019	ZAR	24,664		$1,705	0	(45)
	08/2019	CZK	87,800		3,878	0	(51)
	08/2019		$389	CZK	8,889	9	0
	08/2019		28,038	EUR	24,739	192	0
	09/2019	IDR	361,250,000		$25,000	0	(323)
	09/2019	ILS	21,722		6,100	0	(15)
	09/2019	THB	123,313		3,943	0	(85)
	09/2019		$16,920	IDR	247,462,092	427	0
	09/2019		7,879	THB	242,579	45	0
	09/2019		3,884	UAH	104,991	0	(6)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	10/2019	MXN	293,211		$14,984	0	(44)
	11/2019		$12,000	ARS	714,480	1,720	0
	11/2019		11,487	KZT	4,482,254	0	(16)
	01/2020	NGN	1,204,458		$3,057	0	(181)
	03/2020	RON	40,224	EUR	8,110	0	(202)
BPS	07/2019	ARS	16,462		$351	0	(32)
	07/2019	BRL	45,193		11,793	24	0
	07/2019	COP	20,744,508		6,379	0	(74)
	07/2019	IDR	1,038,265,434		72,419	0	(1,001)
	07/2019	JPY	113,300		1,052	1	0
	07/2019	PEN	28,416		8,621	0	(3)
	07/2019	PLN	20,927		5,549	0	(58)
	07/2019	RON	125,620		29,711	0	(520)
	07/2019	TRY	91,594		15,830	21	0
	07/2019		$1,155	ARS	58,425	160	0
	07/2019		11,693	BRL	45,193	76	0
	07/2019		6,801	CLP	4,704,932	145	0
	07/2019		14,237	GBP	11,225	18	0
	07/2019		8,303	TRY	48,305	0	(11)
	08/2019	ARS	441,720		$9,897	67	0
	08/2019	GBP	11,225		14,259	0	(18)
	08/2019		$13,263	ARS	686,389	1,889	0
	08/2019		5,065	MXN	100,562	138	0
	09/2019	IDR	53,305,844		$3,689	0	(48)
	09/2019	KRW	31,735,813		26,768	0	(713)
	09/2019		$81,753	IDR	1,185,982,721	1,384	0
	09/2019		14,070	KRW	16,525,215	239	0
	09/2019		8,596	PEN	28,416	6	0
	10/2019	RON	23,836		$5,564	0	(159)
	12/2019	TRY	263,719		41,054	0	(930)
	01/2020	BRL	172,800		42,514	0	(1,734)
	03/2020	RON	35,066	EUR	7,062	0	(186)
	08/2020	TRY	32,085		$3,406	0	(1,161)
BRC	07/2019	COP	21,320,162		6,554	0	(78)
	07/2019	HUF	27,312,304		95,845	0	(368)
	07/2019		$7,350	CLP	5,002,890	34	0
	07/2019		54	HUF	15,381	1	0
	07/2019		3	MYR	13	0	0
	07/2019		932	PEN	3,113	13	0
	07/2019		111,865	ZAR	1,660,468	5,936	0
	07/2019	ZAR	257,798		$17,739	0	(550)
	08/2019	AUD	696		485	0	(5)
	08/2019		$499	CZK	11,554	18	0
	08/2019		2,326	EUR	2,074	41	0
	09/2019	CLP	5,000,123		$7,348	0	(34)
	09/2019	IDR	347,200,020		24,036	0	(302)
	09/2019	SGD	136		99	0	(1)
	09/2019		$25	ILS	88	0	0
	09/2019		200	THB	6,233	3	0
	09/2019		2,330	TWD	73,227	43	0
	10/2019		190,690	MXN	3,734,941	737	0
BSH	07/2019	ARS	50,453		$962	0	(207)
BSS	07/2019	BRL	52,122		13,411	0	(163)
	07/2019	CLP	14,422,585		20,760	0	(527)
	07/2019		$13,601	BRL	52,122	0	(27)
	08/2019	ARS	1,106,951		$22,975	0	(1,659)
CBK	07/2019		1,351,583		27,749	0	(3,100)
	07/2019	BRL	37,239		9,717	20	0
	07/2019	CLP	43,336,000		62,340	0	(1,634)
	07/2019	COP	139,560,938		41,417	20	(1,974)
	07/2019	EGP	128,392		7,287	0	(350)
	07/2019	JPY	18,400		169	0	(2)
	07/2019	PEN	198,958		59,639	0	(768)
	07/2019	PLN	19,315		5,121	0	(54)
	07/2019		$9,650	BRL	37,239	48	0
	07/2019		6,359	CLP	4,331,680	33	0
	07/2019		1,041	COP	3,472,776	40	0
	07/2019		2,075	HUF	593,953	18	0
	07/2019		31,036	PEN	102,397	61	0
	07/2019		725	PLN	2,730	6	0
	07/2019		872	RUB	56,380	18	0
	07/2019		5,532	ZAR	82,751	339	0
	07/2019	ZAR	148,495		$9,994	0	(541)
	08/2019	ARS	97,290		2,070	0	(98)
	08/2019	CZK	117,277		5,067	0	(183)
	08/2019	EUR	50,480		56,702	0	(902)
	08/2019	PEN	254,459		75,642	0	(1,516)
	08/2019		$23,575	CZK	542,712	715	0
	08/2019		23,167	EUR	20,417	132	0
	08/2019		1,121	MXN	21,659	0	0
	09/2019	COP	13,679,512		$4,245	10	0
	09/2019	IDR	379,840,900		26,274	0	(353)
	09/2019	NGN	2,579,287		6,988	0	(100)
	09/2019	PEN	23,989		7,175	0	(87)
	09/2019		$8,669	CLP	5,872,679	2	0
	09/2019		2,233	COP	7,144,831	0	(20)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019		5,713	IDR	82,318,829	58	0
	09/2019		24	THB	753	0	0
	09/2019		1,050	UAH	28,507	3	0
	10/2019	PEN	126,296		$37,995	0	(201)
	10/2019		$7,528	RON	31,864	123	0
	11/2019		12,000	ARS	711,000	1,653	0
	11/2019		28,008	EGP	505,628	1,083	0
	12/2019		10,346	ARS	636,486	1,432	0
	01/2020	BRL	337,500		$84,093	0	(2,329)
	03/2020	RON	35,318	EUR	7,113	0	(186)
	05/2020	NGN	1,088,406		$2,846	0	(6)
	05/2020		$20,806	ARS	1,538,239	3,733	0
	03/2021		2,070		179,262	79	0
DUB	07/2019	BRL	43,668		$11,262	0	(110)
	07/2019		$14,536	ARS	722,459	2,205	0
	07/2019		11,395	BRL	43,668	0	(23)
	07/2019		27,714	PEN	91,530	68	0
	09/2019	PHP	1,405,279		$26,953	0	(370)
	09/2019		$35,781	THB	1,135,436	1,310	0
	10/2019	PEN	88,731		$26,744	0	(70)
	11/2019		$4,096	TRY	27,000	261	0
	08/2020	TRY	30,161		$3,132	0	(1,160)
FBF	09/2019	COP	12,176,262		3,775	5	0
	09/2019		$1,496	IDR	21,340,440	0	0
	12/2019	TRY	117,074		$18,233	0	(405)
	08/2020		26,075		2,768	0	(944)
GLM	07/2019	ARS	46		1	0	0
	07/2019	CLP	9,836,064		14,061	0	(459)
	07/2019	KRW	31,995,285		26,901	0	(777)
	07/2019	PEN	13,765		4,103	0	(75)
	07/2019	TWD	798,069		25,246	0	(484)
	07/2019		$2,299	ARS	108,149	215	0
	07/2019		28,755	CLP	19,513,902	49	0
	07/2019		10,874	COP	35,695,021	230	0
	07/2019		8,242	GBP	6,474	0	(20)
	07/2019		72,538	IDR	1,038,265,434	882	0
	07/2019		7,740	PEN	25,617	35	0
	07/2019		12,306	RON	52,184	252	0
	07/2019	ZAR	336,717		$23,479	0	(409)
	08/2019	COP	20,142,000		6,000	0	(247)
	08/2019	KZT	447,290		1,163	0	(5)
	08/2019	MXN	290,418		14,611	0	(413)
	08/2019		$46,185	BRL	178,879	266	0
	08/2019		6,000	COP	20,142,000	247	0
	08/2019		5,390	KZT	2,077,845	37	0
	08/2019		411	MXN	8,193	13	0
	09/2019	CLP	19,513,902		$28,758	0	(52)
	09/2019	IDR	14,372,775		995	0	(13)
	09/2019	MYR	65,719		15,781	0	(112)
	09/2019		$857	MYR	3,570	6	0
	09/2019		8,601	THB	264,238	31	0
	09/2019		16,039	TWD	501,700	219	0
	10/2019		15,300	NGN	5,683,950	237	0
HUS	07/2019	ARS	1,408,709		$31,021	0	(1,080)
	07/2019	BRL	53,001		13,337	0	(466)
	07/2019	CLP	304,677		436	0	(14)
	07/2019	EGP	173,586		10,035	0	(290)
	07/2019	PEN	8,619		2,584	0	(32)
	07/2019	RUB	328,660		5,064	0	(125)
	07/2019		$15,687	ARS	773,351	1,744	0
	07/2019		13,830	BRL	53,001	0	(28)
	07/2019		6,551	CLP	4,558,186	178	0
	07/2019		14,321	NGN	5,191,362	46	0
	07/2019		11,024	RUB	731,471	525	0
	07/2019	ZAR	85,515		$6,033	0	(34)
	08/2019	CZK	709,133		30,723	0	(1,017)
	09/2019	IDR	346,351,937		23,587	0	(692)
	09/2019	NGN	3,427,008		9,386	0	(32)
	09/2019		$6,123	EGP	111,160	406	0
	09/2019		1,190	KRW	1,409,722	31	0
	09/2019		7,281	THB	231,119	269	0
	10/2019		18,015	MXN	352,898	72	0
	11/2019	TWD	514,034		$16,420	0	(282)
	11/2019		$4,783	EGP	86,386	187	0
	01/2020	NGN	1,287,280		$3,261	0	(200)
	05/2020		140,752		367	0	(1)
	06/2020		186,240		485	0	(2)
IND	07/2019	CLP	208,775		304	0	(4)
	09/2019	THB	500,770		15,813	0	(545)
	09/2019		$25,428	MYR	105,794	157	0
JPM	07/2019	BRL	120,055		$30,617	69	(717)
	07/2019	CLP	4,956,710		6,985	0	(331)
	07/2019	COP	45,867,996		13,725	0	(543)
	07/2019	EGP	83,291		4,911	0	(43)
	07/2019	HUF	41,616		151	5	0
	07/2019	KRW	1,285,417		1,081	0	(31)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		$31,328	BRL	120,055	0	(63)
	07/2019		876	PEN	2,928	12	0
	07/2019		291,361	PLN	1,097,609	2,725	0
	07/2019		12,064	ZAR	170,888	59	0
	08/2019	EUR	1,000		$1,124	0	(17)
	08/2019	MXN	308,983		15,573	0	(412)
	08/2019		$12	ARS	622	2	0
	08/2019		1,426	MXN	27,560	0	0
	09/2019	IDR	106,740,480		$7,392	0	(90)
	09/2019		$199	ILS	715	2	0
	09/2019		14,070	KRW	16,550,541	261	0
	09/2019		4,815	NGN	1,753,864	5	0
	09/2019		31,968	PHP	1,674,169	583	0
	09/2019		130,407	THB	4,118,363	4,128	0
	09/2019		15,394	TRY	119,681	4,356	0
	09/2019		11,856	TWD	371,093	170	0
	10/2019	RON	113,117		$27,021	0	(139)
	11/2019	TWD	372,741		11,898	0	(212)
	01/2020	NGN	1,289,061		3,251	0	(214)
	01/2020		$18,542	BRL	75,275	733	0
	02/2020	NGN	2,742,530		$7,250	0	(113)
	05/2020		139,795		365	0	(1)
MSB	07/2019	TRY	46,646		8,047	0	(4)
	07/2019		$28,118	TWD	885,787	440	0
	08/2019		68,344	CZK	1,566,847	1,786	0
	09/2019	RUB	419,724		$6,343	0	(226)
	09/2019	TWD	784,928		24,992	0	(444)
	10/2019		$3,586	RON	15,257	78	0
	11/2019	TWD	885,787		$28,201	0	(579)
	01/2020	BRL	75,275		19,522	246	0
	03/2020	RON	35,375	EUR	7,120	0	(192)
	03/2020		$12,420	ARS	866,916	2,285	0
	04/2020	BRL	41,500		$9,866	0	(677)
MYI	07/2019		$41,017	ZAR	600,943	1,616	0
	07/2019	ZAR	999,972		$68,059	0	(2,883)
RBC	07/2019		$19,800	COP	62,943,776	0	(220)
	07/2019		8,211	PEN	27,101	15	0
	08/2019	MXN	216,634		$10,908	0	(300)
	09/2019	COP	62,943,776		19,712	223	0
	10/2019	PEN	27,101		8,173	0	(17)
RYL	07/2019	BRL	298,230		78,020	355	0
	07/2019		$77,822	BRL	298,230	0	(157)
	07/2019		286	CLP	197,969	6	0
	07/2019		44,070	ZAR	632,037	769	0
	08/2019		77,788	BRL	298,230	0	(343)
	09/2019	THB	158,078		$5,085	0	(79)
	09/2019		$1,171	KRW	1,385,750	29	0
SCX	07/2019	BRL	484,644		$126,466	255	0
	07/2019	GBP	17,699		22,402	0	(75)
	07/2019	HUF	2,407,749		8,493	11	0
	07/2019		$120,237	BRL	484,644	5,974	0
	07/2019		28,154	KRW	33,280,703	636	0
	07/2019		18,526	TRY	110,007	462	0
	07/2019		13,080	ZAR	187,443	218	0
	08/2019		26,326	EUR	23,198	146	0
	09/2019	IDR	317,293,822		$21,655	0	(587)
	09/2019	KRW	33,280,703		28,226	0	(592)
	09/2019		$1,141	IDR	16,522,526	18	0
	09/2019		11,496	THB	353,559	54	0
	09/2019		2,351	TWD	74,139	52	0
	10/2019		38,281	RON	164,273	1,161	0
SOG	07/2019	HUF	11,094,684		$40,275	1,202	0
	11/2019		$9,512	TRY	63,666	763	0
	12/2019	TRY	113,254		$17,645	0	(385)
SSB	07/2019	HUF	1,306,119		4,585	0	(16)
	07/2019		$3	HUF	898	0	0
	08/2019	CZK	119,320		$5,159	0	(182)
TOR	08/2019	MXN	314,836		16,277	0	(10)
UAG	07/2019	CLP	8,028,963		11,488	0	(365)
	07/2019		$1,224	JPY	131,700	0	(2)
	07/2019	ZAR	14,619		$1,022	0	(15)
	08/2019	EUR	50,987		57,696	0	(488)
	08/2019	JPY	131,700		1,226	2	0
	09/2019		$50,119	MYR	208,307	257	0
	09/2019		1,026	TRY	6,367	25	0
	10/2019	RON	23,357		$5,476	0	(132)
Total Forward Foreign Currency Contracts						$66,932	$(50,624)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus MXN	MXN	23.500	07/03/2019	15,000	$2	$0
	Call - OTC USD versus MXN		23.500	07/11/2019	100,000	10	0
	Call - OTC USD versus PLN	PLN	4.200	07/16/2019	85,000	8	4
	Call - OTC USD versus THB	THB	33.500	07/22/2019	40,000	4	5
	Put - OTC USD versus TWD	TWD	29.000	07/09/2019	49,000	5	0
	Call - OTC USD versus ZAR	ZAR	18.400	07/22/2019	85,000	9	1
HUS	Call - OTC USD versus PLN	PLN	4.500	07/18/2019	165,000	16	2
Total Purchased Options						$54	$12

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	27,800	$(33)	$(5)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	27,000	(30)	(8)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	8,300	(9)	(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	5,700	(10)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	54,900	(55)	(10)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	40,400	(47)	(12)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	4,300	(8)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	29,200	(29)	(6)
						$(221)	$(43)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	15,700	$(1,307)	$(287)
CBK	Call - OTC EUR versus RON	RON	4.900	07/29/2019	28,800	(124)	(9)
DUB	Call - OTC USD versus TRY	TRY	13.000	08/27/2020	15,300	(1,356)	(281)
FBF	Call - OTC USD versus TRY		13.000	08/26/2020	15,600	(1,206)	(285)
GLM	Call - OTC USD versus COP	COP	3,490.000	08/21/2019	30,000	(224)	(32)
						$(4,217)	$(894)
Total Written Options						$(4,438)	$(937)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	09/20/2020	0.100%		$600	$(25)	$32	$7	$0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	2.272	EUR	21,700	(479)	178	0	(301)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.441		$2,700	0	8	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.300		5,400	15	5	20	0
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.300		4,000	15	(1)	14	0
DUB	Egypt Government International Bond	1.000	Quarterly	06/20/2020	1.897		5,500	(160)	114	0	(46)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.300		2,200	8	0	8	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.506		10,000	(853)	500	0	(353)
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.276		1,400	(7)	37	30	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.096		9,000	24	79	103	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600		1,200	(12)	(24)	0	(36)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419		21,800	35	1	36	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.276		6,900	(28)	176	148	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.781		3,900	6	8	14	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2020	2.478		6,100	(141)	56	0	(85)
JPM	Nigeria Government International Bond	1.000	Quarterly	12/20/2019	2.614		15,100	(194)	82	0	(112)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600		1,300	(13)	(27)	0	(40)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Turkey Government International Bond	1.000	Quarterly	06/20/2020	2.478	2,800	(62)	23	0	(39)
	Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.204	5,800	(455)	214	0	(241)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866	13,400	(27)	66	39	0
							$(2,353)	$1,527	$427	$(1,253)

CROSS-CURRENCY SWAPS

											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month USD-LIBOR Plus 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	07/24/2020		$14,271	TRY	83,200	$(71)	$(293)	$0	$(364)
DUB	Floating rate equal to 3-Month USD-LIBOR Plus 0.224% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	07/24/2020		13,686		80,200	(139)	(292)	0	(431)
GLM	Floating rate equal to 3-Month TRY-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	04/16/2024	TRY	34,700		$6,006	2	1,305	1,307	0
HUS	Floating rate equal to 3-Month TRY-LIBOR less 0.197% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/27/2020		57,987		12,081	(18)	(494)	0	(512)
									$(226)	$226	$1,307	$(1,307)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	Semi-Annual	11/23/2020	THB	211,400	$0	$61	$61	$0
BOA	Receive	1-Year ILS-TELBOR	0.285	Annual	02/16/2020	ILS	135,500	0	(25)	0	(25)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		88,300	0	(16)	0	(16)
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		28,700	(2)	480	478	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	279	279	0
	Pay	3-Month COP-IBR Compounded-OIS	5.310	Quarterly	08/29/2019	COP	2,970,000	0	3	3	0
	Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/26/2024		27,739,000	0	(320)	0	(320)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/15/2029		19,262,000	0	(401)	0	(401)
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/27/2020	THB	1,382,300	0	1,167	1,167	0
	Pay	6-Month THB-THBFIX	1.920	Semi-Annual	06/19/2024		5,000	0	2	2	0
	Pay	6-Month THB-THBFIX	1.833	Semi-Annual	06/19/2026		81,700	0	20	20	0
BPS	Pay	1-Year ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	29	29	0
	Pay	3-Month COP-IBR Compounded-OIS	4.260	Quarterly	06/18/2022	COP	21,080,000	0	10	10	0
	Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/13/2024		35,601,000	0	(416)	0	(416)
	Pay	3-Month COP-IBR Compounded-OIS	5.240	Quarterly	04/29/2024		31,289,000	0	325	325	0
	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026		81,064,000	0	(1,215)	0	(1,215)
	Pay	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	06/21/2026		18,583,800	0	386	386	0
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	01/11/2029		77,875,400	24	(1,525)	0	(1,501)
	Receive	3-Month COP-IBR Compounded-OIS	5.980	Quarterly	02/12/2029		19,455,000	0	(373)	0	(373)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/13/2029		41,705,000	0	(871)	0	(871)
	Pay	6-Month THB-THBFIX	3.480	Semi-Annual	01/14/2021	THB	456,100	0	567	567	0
	Pay	6-Month THB-THBFIX	3.415	Semi-Annual	01/21/2021		291,760	(1)	352	351	0
	Pay	6-Month THB-THBFIX	3.385	Semi-Annual	01/23/2021		266,600	(1)	317	316	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Pay	6-Month THB-THBFIX	2.390	Semi-Annual	12/19/2028		572,000	0	921	921	0
	Pay	6-Month THB-THBFIX	2.417	Semi-Annual	12/19/2028		572,000	0	964	964	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	214,300	0	(42)	0	(42)
	Pay	1-Year ILS-TELBOR	1.050	Annual	02/27/2024		12,800	0	66	66	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	645	645	0
BSH	Receive	6-Month CLP-CHILIBOR	2.910	Semi-Annual	06/06/2023	CLP	10,000,000	0	(175)	0	(175)
	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026		15,998,900	0	1,248	1,248	0
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	(2)	0	(2)
CBK	Pay	1-Year ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	333	333	0
	Receive	1-Year ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	(410)	0	(410)
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	24,025,600	0	102	102	0
	Pay	3-Month COP-IBR Compounded-OIS	5.120	Quarterly	12/11/2021		44,294,200	0	326	326	0
	Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/26/2024		76,479,000	0	(882)	0	(882)
	Pay	3-Month COP-IBR Compounded-OIS	5.255	Quarterly	04/29/2024		27,422,000	0	291	291	0
	Pay	3-Month COP-IBR Compounded-OIS	4.582	Quarterly	06/18/2024		16,550,000	0	9	9	0
	Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	06/07/2026		21,863,000	0	385	385	0
	Pay	3-Month COP-IBR Compounded-OIS	6.395	Quarterly	10/24/2028		29,025,400	0	868	868	0
	Receive	3-Month COP-IBR Compounded-OIS	5.990	Quarterly	01/14/2029		42,660,700	(6)	(845)	0	(851)
	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	03/26/2029		28,930,500	0	381	381	0
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	05/10/2029		29,665,000	0	(546)	0	(546)
	Receive	3-Month COP-IBR Compounded-OIS	5.880	Quarterly	05/20/2029		16,118,000	0	(261)	0	(261)
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	20	20	0
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	(118)	0	(156)
	Pay	6-Month THB-THBFIX	2.190	Semi-Annual	11/23/2020	THB	124,600	0	34	34	0
	Pay	6-Month THB-THBFIX	3.520	Semi-Annual	01/13/2021		36,700	0	47	47	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		177,700	0	213	213	0
	Pay	6-Month THB-THBFIX	3.420	Semi-Annual	01/17/2021		483,840	0	588	588	0
	Pay	6-Month THB-THBFIX	1.932	Semi-Annual	06/19/2024		1,000	0	0	0	0
	Pay	6-Month THB-THBFIX	1.933	Semi-Annual	06/19/2024		4,800	0	2	2	0
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025		618,900	0	1,174	1,174	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	659	659	0
DUB	Pay	1-Year BRL-CDI	7.238	Maturity	01/04/2021	BRL	285,600	0	1,592	1,592	0
	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	89,200	0	(28)	0	(28)
	Receive	1-Year ILS-TELBOR	0.590	Annual	10/11/2020		284,000	0	(558)	0	(558)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		18,800	0	330	330	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	71	71	0
	Pay	3-Month COP-IBR Compounded-OIS	4.910	Quarterly	03/16/2021		94,278,300	0	435	435	0
	Pay	3-Month COP-IBR Compounded-OIS	5.275	Quarterly	04/04/2023		15,847,400	0	175	175	0
	Receive	3-Month COP-IBR Compounded-OIS	5.300	Quarterly	02/12/2024		37,015,000	0	(412)	0	(412)
	Pay	3-Month COP-IBR Compounded-OIS	5.171	Quarterly	05/21/2024		152,249,400	0	1,398	1,398	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(670)	0	(670)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/15/2029		8,379,000	0	(175)	0	(175)
	Pay	6-Month THB-THBFIX	2.015	Semi-Annual	08/17/2020	THB	194,000	0	40	40	0
	Pay	6-Month THB-THBFIX	2.200	Semi-Annual	11/23/2020		90,600	0	25	25	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		126,900	0	152	152	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/21/2021		255,630	(1)	308	307	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	01/23/2021		236,600	(1)	304	303	0
	Pay	6-Month THB-THBFIX	1.930	Semi-Annual	02/26/2021		31,300	0	7	7	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	01/29/2025		19,300	0	33	33	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025		162,100	0	246	246	0
FBF	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	03/18/2021	CLP	10,010,000	0	244	244	0
	Pay	6-Month THB-THBFIX	2.023	Semi-Annual	08/17/2020	THB	27,000	0	6	6	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	111	111	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	278,500	2	(58)	0	(56)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		179,600	0	(27)	0	(27)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		178,100	13	(46)	0	(33)
	Pay	1-Year ILS-TELBOR	1.408	Annual	12/10/2023		244,300	0	2,691	2,691	0
	Pay	1-Year ILS-TELBOR	1.048	Annual	02/27/2024		214,200	0	1,102	1,102	0
	Receive	1-Year ILS-TELBOR	0.950	Annual	05/23/2024		91,200	0	(256)	0	(256)
	Receive	1-Year ILS-TELBOR	0.960	Annual	05/24/2024		235,300	0	(691)	0	(691)
	Pay	1-Year ILS-TELBOR	1.898	Annual	12/17/2025		86,800	0	1,616	1,616	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	54	54	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	535	535	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		38,100	0	576	576	0
	Pay	3-Month COP-IBR Compounded-OIS	5.495	Quarterly	08/30/2023	COP	27,783,200	0	369	369	0
	Receive	3-Month COP-IBR Compounded-OIS	5.338	Quarterly	02/14/2024		151,326,000	(7)	(1,754)	0	(1,761)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024		16,490,000	0	378	378	0
	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	05/23/2024		11,411,000	0	104	104	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024		114,457,000	(9)	(549)	0	(558)
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	625	622	0
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022	CLP	12,855,400	0	568	568	0
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	281	281	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026		5,445,000	0	0	0	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	1,630	1,630	0
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		8,270,100	0	602	602	0
	Pay(7)	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		16,083,000	0	450	450	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		2,499,000	0	(10)	0	(10)
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023	THB	781,200	183	196	379	0
	Pay	6-Month THB-THBFIX	2.175	Semi-Annual	06/19/2029		800	0	1	1	0
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	(367)	0	(350)
	Pay	6-Month THB-THBFIX	2.095	Semi-Annual	01/17/2022	THB	2,720,300	800	597	1,397	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	93,400	0	(17)	0	(17)
	Pay	1-Year ILS-TELBOR	1.018	Annual	03/11/2024		117,300	0	542	542	0
	Pay	1-Year ILS-TELBOR	1.018	Annual	05/15/2024		92,000	0	350	350	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	301	302	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	703	703	0
	Pay	6-Month THB-THBFIX	2.040	Semi-Annual	08/17/2020	THB	743,000	0	162	162	0
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023		1,626,600	10	780	790	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		389,100	0	614	614	0
	Pay	6-Month THB-THBFIX	2.545	Semi-Annual	01/26/2027		219,200	0	429	429	0
	Pay	6-Month THB-THBFIX	2.195	Semi-Annual	06/19/2029		6,000	0	6	6	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	ILS	78,300	0	(26)	0	(26)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	290	290	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020	COP	28,690,000	0	107	107	0
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021		51,628,600	0	219	219	0
	Pay	3-Month COP-IBR Compounded-OIS	5.250	Quarterly	04/23/2024		43,681,500	0	463	463	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024		48,804,400	0	(238)	0	(238)
	Pay	3-Month COP-IBR Compounded-OIS	4.607	Quarterly	06/17/2024		37,598,500	0	34	34	0
	Pay	3-Month COP-IBR Compounded-OIS	5.730	Quarterly	06/21/2024		24,420,500	0	410	410	0
	Receive	3-Month COP-IBR Compounded-OIS	5.630	Quarterly	02/07/2026		16,543,000	0	(255)	0	(255)
	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	06/07/2026		36,887,000	0	642	642	0
	Receive	3-Month COP-IBR Compounded-OIS	6.390	Quarterly	11/21/2028		37,114,100	0	(1,084)	0	(1,084)
	Receive	3-Month COP-IBR Compounded-OIS	6.320	Quarterly	12/10/2028		28,956,000	0	(785)	0	(785)
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029		31,432,000	0	(586)	0	(586)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	(137)	0	(137)
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	(350)	0	(350)
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/29/2020	THB	413,900	(4)	353	349	0
	Pay	6-Month THB-THBFIX	2.025	Semi-Annual	02/24/2023		183,000	0	98	98	0
	Pay	6-Month THB-THBFIX	1.950	Semi-Annual	06/19/2029		87,200	0	30	30	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	50	50	0
SCX	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023	THB	50,000	15	9	24	0
								$992	$20,196	$38,714	$(17,526)
Total Swap Agreements								$(1,587)	$21,949	$40,448	$(20,086)

(n)	Securities with an aggregate market value of $12,400 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)	The underlying instrument has a forward starting effective date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$37,098	$0	$37,098
Brazil
Corporate Bonds & Notes	0	29,818	0	29,818
Loan Participations and Assignments	0	0	22,729	22,729
Sovereign Issues	0	228,731	0	228,731
Cayman Islands
Asset-Backed Securities	0	0	10,545	10,545
Corporate Bonds & Notes	0	14,867	0	14,867
Chile
Sovereign Issues	0	43,563	0	43,563
Colombia
Corporate Bonds & Notes	0	42,211	0	42,211
Sovereign Issues	0	203,619	0	203,619
Czech Republic
Sovereign Issues	0	57,579	0	57,579
Dominican Republic
Sovereign Issues	0	27,973	0	27,973
Germany
Corporate Bonds & Notes	0	45,477	0	45,477
Hungary
Sovereign Issues	0	247,062	0	247,062
Indonesia
Corporate Bonds & Notes	0	9,148	0	9,148
Sovereign Issues	0	11,919	0	11,919
Ireland
Corporate Bonds & Notes	0	603	0	603
Jersey, Channel Islands
Asset-Backed Securities	0	0	8,608	8,608
Kazakhstan
Corporate Bonds & Notes	0	8,223	0	8,223
Luxembourg
Corporate Bonds & Notes	0	9,952	0	9,952
Malaysia
Sovereign Issues	0	87,705	0	87,705
Mexico
Corporate Bonds & Notes	0	61,925	0	61,925
Sovereign Issues	0	36,367	0	36,367
Netherlands
Asset-Backed Securities	0	455	0	455
Nigeria
Sovereign Issues	0	3,286	0	3,286
Peru
Corporate Bonds & Notes	0	29,077	0	29,077
Sovereign Issues	0	271,083	0	271,083
Philippines
Sovereign Issues	0	26,693	0	26,693
Poland
Sovereign Issues	0	218,116	0	218,116
Qatar
Loan Participations and Assignments	0	0	26,733	26,733
Romania
Sovereign Issues	0	26,218	0	26,218
Russia
Sovereign Issues	0	223,506	0	223,506
South Africa
Corporate Bonds & Notes	0	17,981	0	17,981
Sovereign Issues	0	227,470	0	227,470
South Korea
Sovereign Issues	0	17,279	0	17,279
Spain
Sovereign Issues	0	1,046	0	1,046
Supranational
Corporate Bonds & Notes	0	50,734	0	50,734
Thailand
Sovereign Issues	0	14,162	0	14,162
Turkey
Sovereign Issues	0	90,537	0	90,537
Ukraine
Sovereign Issues	0	13,338	0	13,338
United Kingdom
Corporate Bonds & Notes	0	8,199	0	8,199
Non-Agency Mortgage-Backed Securities	0	13,117	0	13,117
United States
Asset-Backed Securities	0	107,934	0	107,934
Corporate Bonds & Notes	0	145,960	0	145,960
Loan Participations and Assignments	0	0	4,497	4,497
Non-Agency Mortgage-Backed Securities	0	47,914	2,169	50,083
U.S. Government Agencies	0	94,009	0	94,009
U.S. Treasury Obligations	0	795	0	795
Uruguay
Sovereign Issues	0	10,520	0	10,520
Short-Term Instruments
Repurchase Agreements	0	57,886	0	57,886
Short-Term Notes	0	44,962	0	44,962

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Argentina Treasury Bills	0	18,549	0	18,549
Egypt Treasury Bills	0	83,944	0	83,944
Nigeria Treasury Bills	0	55,562	0	55,562
South Africa Treasury Bills	0	9,522	0	9,522
U.S. Treasury Bills	0	15,034	0	15,034
	$0	$3,148,728	$75,281	$3,224,009
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,449	$0	$0	$24,449
Total Investments	$24,449	$3,148,728	$75,281	$3,248,458
Short Sales, at Value - Liabilities
Argentina
Sovereign Issues	$0	$(47,178)	$0	$(47,178)
United States
U.S. Government Agencies	0	(3,170)	0	(3,170)
	$0	$(50,348)	$0	$(50,348)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	6,481	0	6,515
Over the counter	0	107,392	0	107,392
	$34	$113,873	$0	$113,907
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,451)	0	(4,451)
Over the counter	0	(71,647)	0	(71,647)
	$0	$(76,098)	$0	$(76,098)
Total Financial Derivative Instruments	$34	$37,775	$0	$37,809
Totals	$24,483	$3,136,155	$75,281	$3,235,919

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,536	$0	$0	$0	$0	$193	$0	$0	$22,729	$193
Cayman Islands
Asset-Backed Securities	0	10,541	0	2	0	2	0	0	10,545	2
Jersey, Channel Islands
Asset-Backed Securities	0	9,555	(969)	7	13	2	0	0	8,608	2
Mexico	0	0	0	0	0	0	0	0	0	0
Qatar
Loan Participations and Assignments	26,599	0	0	26	0	108	0	0	26,733	108
United States
Loan Participations and Assignments	0	0	0	0	0	0	4,497	0	4,497	0
Non-Agency Mortgage-Backed Securities	0	2,170	0	0	0	(1)	0	0	2,169	(1)
Totals	$49,135	$22,266	$(969)	$35	$13	$304	$4,497	$0	$75,281	$304

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,729	Proxy Pricing	Base Price	99.550
Cayman Islands
Asset-Backed Securities	10,545	Other Valuation Techniques(2)	-	-
Jersey, Channel Islands
Asset-Backed Securities	8,608	Other Valuation Techniques(2)	-	-

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Qatar
Loan Participations and Assignments	26,733	Third Party Vendor	Broker Quote	99.750
United States
Loan Participations and Assignments	4,497	Third Party Vendor	Broker Quote	99.938
Non-Agency Mortgage-Backed Securities	2,169	Proxy Pricing	Base Price	100.000
Total	$75,281

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.4% ¤
CORPORATE BONDS & NOTES 2.6%
BANKING & FINANCE 1.9%
Barclays PLC 4.610% due 02/15/2023 •	$3,500	$3,629
BOC Aviation Ltd. 2.750% due 09/18/2022	800	799
Deutsche Bank AG
3.407% (US0003M + 0.815%) due 01/22/2021 ~	5,600	5,527
3.855% (US0003M + 1.290%) due 02/04/2021 ~	900	893
Mitsubishi UFJ Financial Group, Inc.
3.236% (US0003M + 0.650%) due 07/26/2021 ~	1,100	1,105
3.446% (US0003M + 0.860%) due 07/26/2023 ~	2,100	2,105
Santander UK PLC 3.178% (US0003M + 0.660%) due 11/15/2021 ~	3,400	3,411
SL Green Operating Partnership LP 3.505% (US0003M + 0.980%) due 08/16/2021 ~	1,300	1,300
UBS AG 2.200% due 06/08/2020	6,200	6,198
UBS Group Funding Switzerland AG 2.859% due 08/15/2023 •	2,500	2,524
		27,491
INDUSTRIALS 0.6%
Georgia-Pacific LLC 7.750% due 11/15/2029	30	43
Hewlett Packard Enterprise Co. 3.318% (US0003M + 0.720%) due 10/05/2021 ~	1,400	1,400
Kinder Morgan, Inc. 3.877% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,333
Sands China Ltd. 5.400% due 08/08/2028	800	870
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,013	1,006
3.100% due 04/07/2030	1,013	1,001
		7,653
UTILITIES 0.1%
Petrobras Global Finance BV 7.375% due 01/17/2027	1,050	1,208
Total Corporate Bonds & Notes (Cost $35,968)		36,352
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	95	96
Total Municipal Bonds & Notes (Cost $91)		96
U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
0.000% due 11/15/2030 (a)	400	303
3.000% due 07/25/2043	1,742	1,703
3.680% due 01/01/2029	1,700	1,853
3.850% due 01/01/2031	1,400	1,553
3.880% due 01/01/2031	1,800	1,998
3.920% due 01/01/2031	762	848
5.000% due 08/25/2033	51	57
5.500% due 04/25/2033 - 08/25/2035	90	100
6.000% due 12/25/2034	239	313
Fannie Mae UMBS 4.000% due 08/01/2048	367	379
Fannie Mae UMBS, TBA
3.000% due 08/01/2049	13,100	13,197
3.500% due 08/01/2049	22,500	22,991
4.000% due 08/01/2049	173,700	179,444
5.500% due 07/01/2049	4,700	5,014
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (a)	19,800	15,333

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

3.000% due 04/15/2053	1,849	1,876
4.106% due 11/25/2052 ~	5,186	5,708
5.500% due 02/15/2024	51	53
6.000% due 06/15/2035	386	500
Ginnie Mae 5.500% due 10/20/2037	190	231
Residual Funding Corp. STRIPS (a) 0.000% due 04/15/2030	4,100	3,145
Resolution Funding Corp. STRIPS (a) 0.000% due 04/15/2028 - 04/15/2029	3,191	2,562
Small Business Administration 5.290% due 12/01/2027	71	75
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	1,331
Total U.S. Government Agencies (Cost $256,019)		260,567
U.S. TREASURY OBLIGATIONS 144.3%
U.S. Treasury Bonds
2.500% due 02/15/2046 (e)	4,900	4,869
2.500% due 05/15/2046 (e)	3,700	3,675
2.750% due 11/15/2047	1	1
2.875% due 08/15/2045 (e)	3,040	3,246
2.875% due 05/15/2049 (e)	12,170	13,037
3.000% due 05/15/2042 (e)	43,400	47,490
3.000% due 02/15/2048 (e)	4,740	5,186
3.000% due 08/15/2048 (e)	46,640	51,083
3.000% due 02/15/2049 (e)	9,500	10,421
3.125% due 11/15/2041 (e)	101,400	113,411
3.125% due 02/15/2042 (e)	50,400	56,321
3.125% due 08/15/2044 (e)	99,700	111,146
3.125% due 05/15/2048 (e)	14,090	15,792
3.375% due 05/15/2044 (e)	31,275	36,316
3.750% due 11/15/2043 (e)(i)	202	248
3.875% due 08/15/2040 (i)	200	250
4.250% due 11/15/2040 (e)	77,100	101,100
4.375% due 05/15/2040 (e)	780	1,038
4.500% due 08/15/2039	400	540
4.750% due 02/15/2041 (e)	17,000	23,772
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (e)(g)	2,942	2,919
0.375% due 07/15/2027 (g)(i)	1,661	1,677
0.500% due 01/15/2028 (e)	10,275	10,448
0.625% due 01/15/2026 (e)	656	672
0.750% due 07/15/2028 (e)(g)	14,556	15,173
0.750% due 02/15/2045 (e)(i)	828	820
0.875% due 01/15/2029	6,071	6,394
0.875% due 02/15/2047 (e)	1,058	1,080
1.000% due 02/15/2048 (e)	5,388	5,676
1.375% due 02/15/2044 (e)	833	947
1.750% due 01/15/2028 (e)	19,160	21,492
2.500% due 01/15/2029 (e)	7,973	9,597
U.S. Treasury Notes
1.125% due 02/28/2021 (e)(i)	36,600	36,186
1.125% due 07/31/2021 (e)	32,500	32,078
1.375% due 05/31/2021 (e)	34,800	34,537
2.375% due 04/15/2021 (g)	800	808
U.S. Treasury STRIPS (a)
0.000% due 11/15/2028	17,500	14,537
0.000% due 05/15/2034	100,300	71,007
0.000% due 08/15/2034	76,520	53,725
0.000% due 11/15/2034	34,600	24,134
0.000% due 08/15/2035	6,870	4,688
0.000% due 05/15/2036	52,000	34,710
0.000% due 11/15/2036	76,900	50,648
0.000% due 05/15/2037	54,350	35,332
0.000% due 08/15/2037	9,100	5,869
0.000% due 08/15/2041	14,800	8,564
0.000% due 02/15/2042 (g)	9,500	5,397
0.000% due 05/15/2042 (g)	9,700	5,458
0.000% due 08/15/2042 (e)	207,500	115,671
0.000% due 11/15/2042	180,200	99,599
0.000% due 02/15/2043	166,700	91,407
0.000% due 05/15/2043	203,710	110,923
0.000% due 08/15/2043	220,500	119,091
0.000% due 11/15/2043 (e)	209,200	112,098
0.000% due 02/15/2044	165,900	88,180
0.000% due 05/15/2044	88,500	46,722
0.000% due 08/15/2044 (i)	1,500	787
0.000% due 11/15/2044	118,300	61,635
0.000% due 02/15/2045	173,500	89,640
0.000% due 05/15/2045	36,750	18,904

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,875,210)		2,048,172
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	3,416
BAMLL Commercial Mortgage Securities Trust
3.444% due 04/15/2036 •	3,200	3,207
3.594% due 03/15/2034 •	1,500	1,506
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	882
5.122% due 08/10/2035 ~	600	653
BWAY Mortgage Trust 3.454% due 03/10/2033	3,000	3,149
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2024	7,950	8,524
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	2,800	2,856
Commercial Mortgage Trust 3.942% due 04/10/2033 ~	2,500	2,645
Core Industrial Trust 3.494% due 02/10/2037	1,100	1,151
Countrywide Home Loan Mortgage Pass-Through Trust 4.025% due 09/25/2047 ^~	192	182
Credit Suisse Mortgage Capital Certificates 2.600% due 11/27/2036 •	1,991	1,993
DBWF Mortgage Trust 3.791% due 12/10/2036	4,400	4,732
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	1,800	1,835
3.932% due 10/10/2035 ~	800	821
Hilton USA Trust 4.333% due 11/05/2038 ~	1,000	1,056
JPMorgan Chase Commercial Mortgage Securities Trust 2.798% due 10/05/2031	2,800	2,828
JPMorgan Mortgage Trust
3.354% due 09/25/2049 •	2,889	2,903
4.697% due 07/25/2035 ~	69	73
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049	600	608
Morgan Stanley Capital Trust 4.418% due 07/11/2040	1,600	1,795
Motel 6 Trust 3.314% due 08/15/2034 •	4,227	4,233
VNDO Trust 3.805% due 01/10/2035	3,600	3,865
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 10/25/2046 •	6	6
3.234% due 01/25/2047 •	2	2
Wells Fargo Commercial Mortgage Trust 3.486% due 12/15/2059	3,800	3,978
Total Non-Agency Mortgage-Backed Securities (Cost $57,332)		58,899
ASSET-BACKED SECURITIES 1.5%
Arbor Realty Commercial Real Estate Notes Ltd. 3.650% due 05/15/2037 •	1,700	1,700
Bayview Koitere Fund Trust 3.967% due 07/28/2033 Þ	970	978
Bayview Opportunity Master Fund Trust 4.213% due 10/29/2033 Þ	286	289
Bear Stearns Asset-Backed Securities Trust 4.366% due 07/25/2036 ~	3	3
Crown Point CLO Ltd. 3.713% due 07/17/2028	1,200	1,195
Dryden Senior Loan Fund 3.497% due 10/15/2027 •	700	699
ECMC Group Student Loan Trust 3.240% due 02/27/2068	686	682
JPMorgan Mortgage Acquisition Corp. 2.884% due 12/25/2035 •	3,000	2,992
LCM LP 3.632% due 10/20/2027 •	800	800
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •	3,000	3,011
M360 Advisors LLC 4.395% due 07/24/2028	1,600	1,604
Navient Student Loan Trust 3.554% due 03/25/2066 •	562	564
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,600	1,623
SLM Student Loan Trust 3.180% due 10/25/2029 •	800	797
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027	751	754

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 2.674% due 07/25/2036 •		1,600	1,589
Zais CLO Ltd. 3.747% due 04/15/2028 •		2,600	2,606
Total Asset-Backed Securities (Cost $21,688)			21,886
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		2,200	2,233
3.500% due 03/20/2027		3,300	3,518
Qatar Government International Bond 3.875% due 04/23/2023		1,900	1,995
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	516
Uruguay Government International Bond 4.975% due 04/20/2055		$1,900	2,102
Total Sovereign Issues (Cost $9,886)			10,364
SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		5,200	5,205
COMMERCIAL PAPER 0.3%
Royal Caribbean Cruise
2.850% due 07/30/2019		1,200	1,197
2.900% due 07/11/2019		900	899
2.970% due 07/01/2019		1,600	1,600
			3,696
REPURCHASE AGREEMENTS (d) 0.0%			579
U.S. TREASURY BILLS 0.0%
2.104% due 07/23/2019 (a)(b)(i)		318	318
Total Short-Term Instruments (Cost $9,793)			9,798
Total Investments in Securities (Cost $2,265,987)			2,446,134
		SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio		2,189,767	21,779
PIMCO Short-Term Floating NAV Portfolio III		82,497	816
Total Short-Term Instruments (Cost $22,752)			22,595
Total Investments in Affiliates (Cost $22,752)			22,595
Total Investments 174.0% (Cost $2,288,739)			$2,468,729
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $(1,782))			30
Other Assets and Liabilities, net (74.0)%			(1,049,610)
Net Assets 100.0%			$1,419,149

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$579	U.S. Treasury Notes 2.250% due 03/31/2021	$(593)	$579	$579
Total Repurchase Agreements						$(593)	$579	$579

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.580%	04/12/2019	07/12/2019	$(5,589)	$(5,621)
	2.590	04/26/2019	07/16/2019	(9,284)	(9,328)
	2.590	05/01/2019	07/16/2019	(47,827)	(48,037)
	2.600	05/06/2019	07/15/2019	(77,002)	(77,314)
	2.600	05/09/2019	07/09/2019	(17,188)	(17,254)
BOS	2.390	06/12/2019	07/12/2019	(12,839)	(12,856)
	2.570	05/08/2019	08/08/2019	(100,955)	(101,344)
	2.580	06/12/2019	07/12/2019	(31,574)	(31,616)
	2.700	06/17/2019	07/01/2019	(52,769)	(52,824)
	2.750	06/18/2019	07/02/2019	(5,221)	(5,226)
	2.780	06/28/2019	07/01/2019	(3,783)	(3,783)
BSN	2.540	04/04/2019	07/02/2019	(52,401)	(52,726)
	2.540	04/25/2019	07/02/2019	(1,453)	(1,460)
	2.540	04/26/2019	07/02/2019	(13,293)	(13,355)
	2.540	05/07/2019	07/02/2019	(15,907)	(15,969)
	2.550	04/25/2019	07/09/2019	(6,606)	(6,638)
	2.550	05/15/2019	07/15/2019	(27,242)	(27,333)
DEU	2.470	05/29/2019	07/10/2019	(10,153)	(10,176)
	2.610	06/04/2019	07/05/2019	(47,071)	(47,163)
	2.620	06/04/2019	07/05/2019	(4,201)	(4,209)
GRE	2.580	05/22/2019	07/18/2019	(74,453)	(74,667)
	2.610	04/30/2019	07/22/2019	(38,768)	(38,942)
	2.610	05/29/2019	07/10/2019	(4,633)	(4,644)
JPS	2.600	04/17/2019	07/16/2019	(35,903)	(36,097)
Total Reverse Repurchase Agreements					$(698,582)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.720%	06/17/2019	07/01/2019	$(10,468)	$(10,479)
	2.720	06/17/2019	07/01/2019	(712)	(713)
	2.720	06/17/2019	07/01/2019	(3,309)	(3,312)
BPG	2.530	06/24/2019	08/26/2019	(6,411)	(6,414)
	2.530	06/24/2019	08/26/2019	(1,835)	(1,836)
	2.530	06/24/2019	08/26/2019	(545)	(545)
	2.530	06/24/2019	08/26/2019	(3,940)	(3,942)
	2.530	06/24/2019	08/26/2019	(4,222)	(4,224)
	2.540	06/24/2019	08/26/2019	(7,219)	(7,223)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

TDM	2.550	05/16/2019	08/16/2019	(3,083)	(3,093)
	2.560	04/10/2019	07/10/2019	(8,056)	(8,103)
	2.560	05/16/2019	08/16/2019	(24,316)	(24,396)
	2.560	05/16/2019	08/16/2019	(25,172)	(25,254)
UBS	2.600	04/23/2019	07/24/2019	(15,456)	(15,534)
	2.600	04/23/2019	07/24/2019	(15,563)	(15,641)
Total Sale-Buyback Transactions					$(130,709)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae UMBS, TBA	4.500%	08/01/2049	$11,500	$(12,009)	$(12,014)
Total Short Sales (0.8)%				$(12,009)	$(12,014)

(e)	Securities with an aggregate market value of $860,409 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(748,076) at a weighted average interest rate of 2.582%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(324) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$109.750	08/23/2019	723	$1,446	$6	$1
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.000	08/23/2019	108	216	1	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.250	08/23/2019	192	384	2	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.375	08/23/2019	55	110	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	111.000	08/23/2019	277	554	2	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	125.750	08/23/2019	151	151	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	126.000	08/23/2019	10	10	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	126.750	08/23/2019	62	62	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.000	08/23/2019	90	90	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.250	08/23/2019	544	544	5	1
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.750	08/23/2019	201	201	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	140.500	08/23/2019	57	57	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	141.500	08/23/2019	248	248	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	142.000	08/23/2019	5	5	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	142.500	08/23/2019	5	5	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	143.000	08/23/2019	426	426	4	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	144.500	08/23/2019	64	64	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	615	615	5	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	95	95	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	158.000	08/23/2019	700	700	6	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	160.000	08/23/2019	500	500	4	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	162.000	08/23/2019	1,000	1,000	9	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	164.000	08/23/2019	1,000	1,000	9	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	165.000	08/23/2019	794	794	7	1
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	185.000	08/23/2019	19	19	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	193.000	08/23/2019	372	372	3	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	128	128	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	1,025	1,025	9	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	114.000	08/23/2019	537	537	5	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	125.000	08/23/2019	53	53	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	127.000	08/23/2019	8	8	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	128.000	08/23/2019	25	25	0	0
Total Purchased Options					$87	$10
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note August 2019 Futures	$116.750	07/26/2019	165	$165	$(33)	$(6)
Call - CBOT U.S. Treasury 5-Year Note August 2019 Futures	118.250	07/26/2019	165	165	(30)	(61)
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	124.500	07/26/2019	135	135	(48)	(2)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	135	135	(46)	(165)
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	66	66	(20)	(16)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	66	66	(17)	(18)
Total Written Options					$(194)	$(268)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	1,564	$277,708	$9,900	$0	$(293)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	250	$(61,247)	$(81)	$6	$0
U.S. Treasury 2-Year Note September Futures	09/2019	1,270	(273,278)	(1,410)	50	0
U.S. Treasury 5-Year Note September Futures	09/2019	826	(97,597)	(959)	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	1,323	(169,303)	(2,724)	0	(41)
U.S. Treasury 10-Year Ultra September Futures	09/2019	4,162	(574,876)	(15,362)	0	(130)
U.S. Treasury 30-Year Bond September Futures	09/2019	522	(81,220)	(3,027)	65	0
				$(23,563)	$121	$(171)
Total Futures Contracts				$(13,663)	$121	$(464)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$6,300	$(89)	$(23)	$(112)	$0	$(2)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		8,100	(128)	(27)	(155)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	25,600	(679)	(50)	(729)	0	(27)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023		6,200	(162)	(17)	(179)	0	(8)
						$(1,058)	$(117)	$(1,175)	$0	$(38)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(4)	3-Month USD-LIBOR	2.600%	Semi-Annual	03/16/2021		$708,100	$(305)	$6,929	$6,624	$0	$(233)
Receive(4)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		708,100	362	(7,505)	(7,143)	64	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023		153,100	(168)	(3,829)	(3,997)	48	0
Pay	3-Month USD-LIBOR	2.094	Semi-Annual	09/20/2023		20,900	0	399	399	0	(17)
Pay	3-Month USD-LIBOR	2.740	Semi-Annual	12/05/2023		43,500	(207)	2,041	1,834	0	(34)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		62,700	(1,298)	(2,388)	(3,686)	53	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,000	254	(718)	(464)	28	0
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028		5,700	0	510	510	0	(9)
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028		7,700	(21)	873	852	0	(12)
Receive(4)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		26,000	(132)	(1,456)	(1,588)	68	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		11,900	487	(929)	(442)	68	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,900	128	(340)	(212)	11	0
Receive	3-Month USD-LIBOR	2.632	Semi-Annual	01/04/2048		6,200	0	(572)	(572)	37	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		13,100	1,285	(2,036)	(751)	78	0
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		6,600	0	(495)	(495)	40	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		11,000	(1,625)	(265)	(1,890)	72	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	JPY	778,900	(24)	(652)	(676)	0	(14)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	6,500	0	(2)	(2)	2	0
							$(1,264)	$(10,435)	$(11,699)	$569	$(319)
Total Swap Agreements							$(2,322)	$(10,552)	$(12,874)	$569	$(357)

(g)	Securities with an aggregate market value of $9,160 and cash of $4,472 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	11/2019	TWD	36,098		$1,151	$0	$(22)
BPS	07/2019		$5,591	EUR	4,987	80	0
	08/2019	JPY	108,800		$999	0	(13)
CBK	07/2019		$1,192	COP	4,027,849	60	0
	08/2019	GBP	6,006		$7,631	0	(12)
GLM	07/2019	COP	4,027,849		1,264	13	0
	08/2019	MXN	21,569		1,098	0	(18)
	08/2019		$4,962	RUB	326,211	166	0
	08/2019		5,910	SEK	56,575	202	0
	10/2019		1,258	COP	4,027,849	0	(13)
HUS	11/2019	TWD	115,990		$3,705	0	(64)
JPM	07/2019	ZAR	7,659		526	0	(17)
	08/2019	GBP	754		962	2	0
	08/2019		$8,847	GBP	6,762	0	(241)
	08/2019		1,096	MXN	21,569	20	0
	09/2019		1,380	INR	97,510	20	0
	11/2019	TWD	46,483		$1,486	0	(25)
SCX	09/2019		$1,392	IDR	20,402,780	38	0
Total Forward Foreign Currency Contracts						$601	$(425)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	02/07/2020	5,800	$249	$0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	21,600	445	0
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	1,600	29	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	121,400	318	2,036
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	7,200	157	0
							$1,198	$2,036

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.000	08/06/2019	17,000	$1	$0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	132.000	09/05/2019	17,100	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	73.000	08/06/2019	22,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	73.000	09/05/2019	92,500	3	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	74.500	07/08/2019	50,600	2	0
					$8	$0
Total Purchased Options					$1,206	$2,036

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950%	08/21/2019	35,900	$(36)	$(5)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	8,000	(9)	(2)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	9,300	(10)	(2)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	29,700	(31)	(6)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	13,500	(16)	(4)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	14,200	(14)	(3)
						$(116)	$(22)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	3,200	$(29)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	02/07/2020	14,200	$(243)	$0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	24,600	(266)	(1,265)
							$(509)	$(1,265)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$99.766	09/05/2019	11,300	$(31)	$(32)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.766	09/05/2019	11,300	(23)	(22)
					$(54)	$(54)
Total Written Options					$(708)	$(1,341)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2023	9.982%	$900	$32	$(163)	$0	$(131)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	1,400	80	(284)	0	(204)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	800	37	(154)	0	(117)
Total Swap Agreements							$149	$(601)	$0	$(452)
(i)	Securities with an aggregate market value of $1,231 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,491	$0	$27,491
Industrials	0	7,653	0	7,653
Utilities	0	1,208	0	1,208
Municipal Bonds & Notes
West Virginia	0	96	0	96
U.S. Government Agencies	0	260,567	0	260,567
U.S. Treasury Obligations	0	2,048,172	0	2,048,172
Non-Agency Mortgage-Backed Securities	0	58,899	0	58,899
Asset-Backed Securities	0	21,886	0	21,886
Sovereign Issues	0	10,364	0	10,364
Short-Term Instruments
Certificates of Deposit	0	5,205	0	5,205
Commercial Paper	0	3,696	0	3,696
Repurchase Agreements	0	579	0	579
U.S. Treasury Bills	0	318	0	318
	$0	$2,446,134	$0	$2,446,134
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,596	$0	$0	$22,596
Total Investments	$22,596	$2,446,134	$0	$2,468,730
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,014)	$0	$(12,014)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	121	579	0	700
Over the counter	0	2,637	0	2,637
	$121	$3,216	$0	$3,337
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(464)	(625)	0	(1,089)
Over the counter	0	(2,218)	0	(2,218)
	$(464)	$(2,843)	$0	$(3,307)
Total Financial Derivative Instruments	$(343)	$373	$0	$30
Totals	$22,253	$2,434,493	$0	$2,456,746

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.4% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	$356
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	2,100	42
63.705% due 06/21/2020 ~(a)		8,860	204
Total Argentina (Cost $987)			602
AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 3.280% due 12/16/2059 •		$401	402
Total Australia (Cost $401)			402
BRAZIL 6.1%
CORPORATE BONDS & NOTES 0.9%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (e)(h)		$653	7
Petrobras Global Finance BV
7.250% due 03/17/2044		700	785
7.375% due 01/17/2027		2,100	2,416
			3,208
SOVEREIGN ISSUES 5.2%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (e)	BRL	33,800	8,543
Brazil Notas do Tesouro Nacional 6.000% due 05/15/2021 (g)		37,130	10,296
			18,839
Total Brazil (Cost $21,104)			22,047
CANADA 1.2%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$195	197
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		400	401
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	610
			1,208
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools 2.278% due 08/01/2020	CAD	940	719
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		449	349
			1,068
SOVEREIGN ISSUES 0.6%
Canadian Government Real Return Bond 3.000% due 12/01/2036 (g)		1,980	2,213
Total Canada (Cost $4,212)			4,489
CAYMAN ISLANDS 5.3%
ASSET-BACKED SECURITIES 3.4%
Bowman Park CLO Ltd. 3.704% due 11/23/2025 •		$1,143	1,144

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Cent CLO Ltd. 3.667% due 10/15/2026 •		1,200	1,200
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		300	298
Figueroa CLO Ltd. 3.497% due 01/15/2027 •		1,061	1,060
Jamestown CLO Ltd. 3.808% due 01/17/2027 •		2,139	2,142
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •		608	609
Palmer Square Loan Funding Ltd. 3.418% due 11/15/2026 •		1,010	1,009
Sound Point CLO Ltd. 3.482% due 01/20/2028 •		1,100	1,099
Telos CLO Ltd. 3.858% due 01/17/2027 •		2,371	2,372
THL Credit Wind River CLO Ltd. 0.000% due 01/15/2026 •(b)		1,100	1,100
Venture CLO Ltd. 3.667% due 04/15/2027		200	199
WhiteHorse Ltd. 3.518% due 04/17/2027 •		300	300
			12,532
CORPORATE BONDS & NOTES 1.9%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		500	534
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		1,097	1,059
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (c)		3,891	993
QNB Finance Ltd. 3.872% due 05/31/2021 ~		3,400	3,447
Sands China Ltd.
4.600% due 08/08/2023		200	211
5.125% due 08/08/2025		200	215
5.400% due 08/08/2028		300	326
Tencent Holdings Ltd. 3.595% due 01/19/2028		200	204
			6,989
Total Cayman Islands (Cost $21,246)			19,521
CHINA 1.5%
SOVEREIGN ISSUES 1.5%
China Development Bank
3.050% due 08/25/2026	CNY	4,800	667
3.680% due 02/26/2026		16,600	2,408
4.150% due 10/26/2025		2,100	313
4.240% due 08/24/2027		13,300	1,991
China Government International Bond 2.740% due 08/04/2026		500	70
Total China (Cost $5,395)			5,449
COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A. 5.875% due 05/28/2045		$900	999
SOVEREIGN ISSUES 0.1%
Colombian TES 6.000% due 04/28/2028	COP	1,230,000	384
Total Colombia (Cost $1,279)			1,383
CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	235
2.500% due 08/25/2028		900	44

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Czech Republic (Cost $265)			279
DENMARK 4.7%
CORPORATE BONDS & NOTES 4.7%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	276	44
1.500% due 10/01/2050		10,200	1,581
2.000% due 10/01/2047		2,987	470
3.000% due 10/01/2047		37	6
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		1,164	184
1.500% due 10/01/2050		4,200	650
2.000% due 10/01/2047		20,134	3,167
2.000% due 10/01/2050		3,286	517
2.500% due 10/01/2047		72	11
Nykredit Realkredit A/S
1.500% due 10/01/2050		21,200	3,290
2.000% due 10/01/2047		22,612	3,562
2.500% due 10/01/2047		26	4
Realkredit Danmark A/S
2.000% due 10/01/2047		23,390	3,681
2.500% due 07/01/2036		136	22
2.500% due 07/01/2047		70	11
Total Denmark (Cost $16,263)			17,200
FRANCE 0.9%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	800	1,080
Credit Agricole S.A. 3.750% due 04/24/2023		$1,900	1,973
			3,053
SOVEREIGN ISSUES 0.1%
France Government International Bond 2.000% due 05/25/2048 (k)	EUR	300	439
Total France (Cost $3,353)			3,492
GERMANY 0.9%
ASSET-BACKED SECURITIES 0.1%
SC Germany Auto UG 0.023% due 12/13/2026 •	EUR	244	278
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
3.150% due 01/22/2021		$100	99
3.407% due 01/22/2021 ~		300	296
3.855% due 02/04/2021 ~		300	298
4.250% due 10/14/2021		1,300	1,318
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		800	802
			2,813
Total Germany (Cost $3,079)			3,091
GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,900	1,971
Total Guernsey, Channel Islands (Cost $1,897)			1,971
HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
AIA Group Ltd. 3.900% due 04/06/2028		$300	319
CMHI Finance BVI Co. Ltd. 4.375% due 08/06/2023		200	211
ICBCIL Finance Co. Ltd. 2.125% due 09/29/2019		600	599

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Hong Kong (Cost $1,100)			1,129
INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
ICICI Bank Ltd. 3.500% due 03/18/2020		$1,000	1,004
Total India (Cost $997)			1,004
INDONESIA 3.8%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$200	211
SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,190
4.100% due 04/24/2028		$2,700	2,855
5.250% due 01/17/2042		1,100	1,256
8.250% due 05/15/2036	IDR	23,834,000	1,765
8.375% due 03/15/2034		43,649,000	3,283
			13,349
Total Indonesia (Cost $13,482)			13,560
IRELAND 1.8%
ASSET-BACKED SECURITIES 0.4%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	250	285
SCF Rahoituspalvelut DAC 0.102% due 11/25/2025 •		54	61
Toro European CLO DAC 0.900% due 10/15/2030 •		1,100	1,254
			1,600
CORPORATE BONDS & NOTES 1.4%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,800	1,846
AIB Group PLC 4.750% due 10/12/2023		200	210
Bank of Ireland 7.375% due 06/18/2020 •(h)(i)	EUR	300	361
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020		$1,100	1,095
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		700	699
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	600
3.000% due 07/15/2022		400	405
			5,216
Total Ireland (Cost $6,803)			6,816
ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond 1.750% due 08/31/2025	ILS	1,900	553
Total Israel (Cost $535)			553
ITALY 5.4%
CORPORATE BONDS & NOTES 0.3%
UniCredit SpA 7.830% due 12/04/2023		$1,000	1,143
SOVEREIGN ISSUES 5.1%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (k)	EUR	2,200	2,513
2.100% due 07/15/2026 (k)		1,900	2,222
2.350% due 09/15/2024 (g)(k)		6,308	7,734
2.450% due 10/01/2023 (k)		550	659
2.500% due 11/15/2025 (k)		1,500	1,803

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

3.000% due 08/01/2029 (k)		2,900	3,577
			18,508
Total Italy (Cost $19,223)			19,651
JAPAN 6.9%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd. 3.105% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	2,003
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		200	218
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		1,100	1,131
Mizuho Financial Group, Inc.
3.331% due 09/11/2022 ~		500	503
3.451% due 09/11/2024 ~		700	707
3.922% due 09/11/2024 •		400	419
ORIX Corp. 3.250% due 12/04/2024		200	207
			5,188
SOVEREIGN ISSUES 5.5%
Japan Government International Bond
0.100% due 03/10/2026 (g)	JPY	965,254	9,298
0.100% due 03/10/2028 (g)		343,376	3,327
0.500% due 09/20/2046		130,000	1,258
0.500% due 03/20/2049		309,000	2,978
0.700% due 12/20/2048		316,000	3,209
			20,070
Total Japan (Cost $24,807)			25,258
KUWAIT 1.5%
SOVEREIGN ISSUES 1.5%
Kuwait International Government Bond
2.750% due 03/20/2022		$400	406
3.500% due 03/20/2027		4,800	5,118
Total Kuwait (Cost $5,161)			5,524
LUXEMBOURG 0.8%
ASSET-BACKED SECURITIES 0.1%
Bavarian Sky S.A. 0.024% due 07/15/2026 •	EUR	400	455
CORPORATE BONDS & NOTES 0.7%
Altice Luxembourg S.A. 7.750% due 05/15/2022		$200	204
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	1,011	1,113
Unigel Luxembourg S.A. 10.500% due 01/22/2024		$1,200	1,290
			2,607
Total Luxembourg (Cost $2,993)			3,062
MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond 4.232% due 06/30/2031	MYR	2,100	529
Total Malaysia (Cost $545)			529
MEXICO 0.3%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(d)		$700	0
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond 4.000% due 03/15/2115	EUR	1,100	1,273

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Mexico (Cost $1,829)			1,273
NETHERLANDS 1.7%
ASSET-BACKED SECURITIES 1.0%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	400	456
Babson Euro CLO BV 0.509% due 10/25/2029 •		900	1,019
Dryden Euro CLO BV 0.880% due 01/15/2030 •		900	1,025
Tikehau CLO BV 0.000% due 12/07/2029 •(b)		900	1,023
			3,523
CORPORATE BONDS & NOTES 0.5%
ABN AMRO Bank NV 2.450% due 06/04/2020		$500	500
Cooperatieve Rabobank UA 3.125% due 04/26/2021		500	508
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	100	140
Syngenta Finance NV 5.182% due 04/24/2028		$200	208
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022	EUR	300	337
			1,693
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
EMF-NL Prime BV 0.490% due 04/17/2041 •		349	381
Eurosail PLC 1.190% due 10/17/2040 •		164	187
			568
Total Netherlands (Cost $5,746)			5,784
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$400	418
Total Norway (Cost $399)			418
PERU 2.2%
SOVEREIGN ISSUES 2.2%
Peru Government International Bond
5.940% due 02/12/2029	PEN	16,000	5,304
6.150% due 08/12/2032		300	100
6.350% due 08/12/2028		7,600	2,593
Total Peru (Cost $7,191)			7,997
PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	448
Total Philippines (Cost $501)			448
QATAR 1.2%
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
3.375% due 03/14/2024		$800	828
3.875% due 04/23/2023		1,100	1,155
4.500% due 01/20/2022		800	841
4.500% due 04/23/2028		1,200	1,344
4.817% due 03/14/2049		300	345

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Qatar (Cost $4,217)			4,513
ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond 5.850% due 04/26/2023	RON	1,500	384
Total Romania (Cost $426)			384
RUSSIA 2.8%
SOVEREIGN ISSUES 2.8%
Russia Government International Bond 7.950% due 10/07/2026	RUB	630,900	10,355
Total Russia (Cost $9,668)			10,355
SAUDI ARABIA 2.2%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	404
SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.875% due 03/04/2023		3,300	3,343
3.250% due 10/26/2026		1,200	1,226
3.625% due 03/04/2028		1,000	1,029
4.375% due 04/16/2029		1,800	1,949
			7,547
Total Saudi Arabia (Cost $7,653)			7,951
SINGAPORE 0.8%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	599
3.500% due 09/18/2027		300	299
DBS Bank Ltd. 3.300% due 11/27/2021		300	308
Oversea-Chinese Banking Corp. Ltd. 2.975% due 05/17/2021 ~		600	600
			1,806
SOVEREIGN ISSUES 0.3%
Singapore Government International Bond 2.125% due 06/01/2026	SGD	1,500	1,126
Total Singapore (Cost $2,872)			2,932
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 5.375% due 07/24/2044		$400	404
Total South Africa (Cost $394)			404
SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Government International Bond
2.125% due 06/10/2027	KRW	360,000	324
2.375% due 12/10/2027		360,000	331
2.375% due 12/10/2028		1,620,000	1,500
2.625% due 06/10/2028		720,000	677
5.500% due 03/10/2028		360,000	416
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	209

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total South Korea (Cost $3,432)			3,457
SPAIN 2.6%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A.
4.379% due 04/12/2028		$200	213
6.250% due 09/11/2021 •(h)(i)	EUR	200	240
			453
SOVEREIGN ISSUES 2.5%
Autonomous Community of Catalonia
4.220% due 04/26/2035		200	274
4.950% due 02/11/2020		600	702
Spain Government International Bond
0.250% due 07/30/2024 (k)		1,700	1,974
0.600% due 10/31/2029 (k)		3,300	3,810
1.400% due 07/30/2028 (k)		1,000	1,247
1.450% due 04/30/2029 (k)		600	752
2.700% due 10/31/2048 (k)		300	449
			9,208
Total Spain (Cost $9,399)			9,661
SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
PZU Finance AB 1.375% due 07/03/2019	EUR	1,700	1,933
Sveriges Sakerstallda Obligationer AB 2.000% due 06/17/2026	SEK	4,000	474
Total Sweden (Cost $2,338)			2,407
SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse Group AG 3.628% due 12/14/2023 ~		$2,100	2,106
UBS AG
2.450% due 12/01/2020		300	301
3.000% due 12/01/2020 ~		700	702
5.125% due 05/15/2024 (i)		1,300	1,381
7.625% due 08/17/2022 (i)		400	449
Total Switzerland (Cost $4,875)			4,939
TURKEY 0.3%
SOVEREIGN ISSUES 0.3%
Turkey Government International Bond 7.250% due 12/23/2023		$1,000	1,035
Total Turkey (Cost $992)			1,035
UNITED ARAB EMIRATES 1.5%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$600	606
SOVEREIGN ISSUES 1.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,900	1,917
3.125% due 10/11/2027		2,800	2,910
			4,827
Total United Arab Emirates (Cost $5,204)			5,433
UNITED KINGDOM 13.7%
CORPORATE BONDS & NOTES 8.3%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$2,800	3,059
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	1,100	1,266
7.000% due 09/15/2019 •(h)(i)	GBP	1,100	1,411
7.125% due 06/15/2025 •(h)(i)		500	664

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

8.000% due 06/15/2024 •(h)(i)		$300	315
BAT International Finance PLC 2.750% due 06/15/2020		300	301
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	300	402
FCE Bank PLC
0.189% (EUR003M + 0.500%) due 08/26/2020 ~	EUR	300	340
1.660% due 02/11/2021		200	232
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,300	1,725
HSBC Bank PLC 4.125% due 08/12/2020		$500	510
HSBC Holdings PLC
3.000% due 07/22/2028 •	GBP	500	663
3.120% due 05/18/2021 ~		$500	501
3.520% due 05/18/2024 ~		400	401
Imperial Brands Finance PLC 2.950% due 07/21/2020		1,200	1,203
Lloyds Bank PLC
3.300% due 05/07/2021		200	203
4.875% due 03/30/2027	GBP	2,500	3,958
Marks & Spencer PLC 3.000% due 12/08/2023		100	130
Nationwide Building Society 3.766% due 03/08/2024 •		$1,400	1,429
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		600	599
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		500	513
3.899% due 06/25/2024 ~		1,800	1,798
4.519% due 06/25/2024 •		500	521
4.800% due 04/05/2026		900	963
7.500% due 08/10/2020 •(h)(i)		1,100	1,130
Santander UK Group Holdings PLC 2.875% due 10/16/2020		2,500	2,507
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	480	779
5.744% due 04/13/2040		194	322
5.801% due 10/13/2040		488	820
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	656
Virgin Money PLC 2.250% due 04/21/2020		800	1,024
			30,345
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
Alba PLC 0.985% due 11/25/2042 •		574	692
Eurosail PLC
0.000% due 03/13/2045 •	EUR	422	474
0.946% due 12/10/2044 •	GBP	539	677
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	735	819
0.911% due 03/18/2039 •	GBP	954	1,189
0.921% due 06/18/2039 •		323	401
0.931% due 06/18/2038 •		352	438
Lanark Master Issuer PLC 1.619% due 12/22/2069 ~		800	1,020
Mortgage Funding PLC 1.893% due 03/13/2046 •		140	178
Newgate Funding PLC 0.282% due 12/15/2050 •	EUR	415	457
Residential Mortgage Securities PLC 1.982% due 09/20/2065 •	GBP	642	820
Ripon Mortgages PLC 1.604% due 08/20/2056 •		2,266	2,874
Southern Pacific Financing PLC 0.966% due 06/10/2043 •		157	198
Stanlington PLC 1.793% due 06/12/2046 •		759	964
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~		1,300	1,657
Uropa Securities PLC
0.986% due 06/10/2059 •		329	400
1.136% due 06/10/2059 •		80	96
1.336% due 06/10/2059 •		63	75

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

1.536% due 06/10/2059 •	67	80
		13,509
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,360	261
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.6%
United Kingdom Gilt 0.125% due 03/22/2024 (g)(k)	$4,041	5,822
Total United Kingdom (Cost $50,870)		49,937
UNITED STATES 67.1%
ASSET-BACKED SECURITIES 8.7%
Accredited Mortgage Loan Trust 2.534% due 02/25/2037 •	$166	166
ACE Securities Corp. Home Equity Loan Trust 3.304% due 12/25/2034 •	158	157
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.079% due 07/25/2035 •	254	255
Argent Securities Trust
2.554% due 06/25/2036 •	1,302	465
2.554% due 07/25/2036 •	758	329
2.644% due 07/25/2036 •	948	421
Asset-Backed Funding Certificates Trust 2.564% due 01/25/2037 •	597	392
Bear Stearns Asset-Backed Securities Trust
2.514% due 02/25/2037 •	320	352
2.644% due 06/25/2047 •	1,000	991
2.724% due 01/25/2047 •	79	79
2.804% due 09/25/2046 •	129	126
2.814% due 12/25/2035 •	4	4
2.894% due 09/25/2035 •	1,000	1,000
Countrywide Asset-Backed Certificates
2.554% due 05/25/2037 •	511	507
2.624% due 09/25/2037 ^•	138	115
2.664% due 12/25/2036 ^•	4,100	4,013
4.651% due 10/25/2046 ^~	281	278
4.763% due 07/25/2036 ~	125	127
Countrywide Asset-Backed Certificates Trust
3.364% due 10/25/2035 •	728	732
5.210% due 03/25/2034 ~	701	712
Countrywide Asset-Backed Certificates Trust, Inc. 3.124% due 07/25/2034 •	263	265
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •	22	22
Credit-Based Asset Servicing & Securitization LLC 2.624% due 07/25/2037 •	276	188
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.816% due 03/25/2037 ^þ	1,109	625
Fieldstone Mortgage Investment Trust 2.590% due 11/25/2036 •	1,183	773
First Franklin Mortgage Loan Trust
2.544% due 09/25/2036 •	413	411
2.564% due 04/25/2036 •	179	175
3.139% due 09/25/2035 •	311	313
3.679% due 07/25/2034 •	296	298
First NLC Trust 3.109% due 12/25/2035 •	410	414
Fremont Home Loan Trust 3.124% due 07/25/2035 •	1	1
GSAA Home Equity Trust 2.854% due 08/25/2037 •	221	216
GSAMP Trust
2.494% due 01/25/2037 •	195	134
2.504% due 12/25/2046 •	1,258	789
2.524% due 12/25/2036 •	1,023	606
2.554% due 12/25/2046 •	818	517
2.674% due 04/25/2036 •	886	673
Home Equity Asset Trust 3.604% due 10/25/2033 •	473	476
Home Equity Mortgage Loan Asset-Backed Trust 2.644% due 04/25/2037 •	585	448

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

HSI Asset Securitization Corp. Trust 2.624% due 12/25/2036 •		592	243
JPMorgan Mortgage Acquisition Trust
2.484% due 08/25/2036 •		4	2
2.554% due 07/25/2036 •		1,835	1,068
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •		49	50
MASTR Asset-Backed Securities Trust
2.644% due 03/25/2036 •		775	569
3.004% due 01/25/2036 •		87	88
Merrill Lynch Mortgage Investors Trust
2.514% due 08/25/2037 •		627	403
2.664% due 04/25/2037 •		863	531
2.714% due 08/25/2036 •		150	151
Morgan Stanley ABS Capital, Inc. Trust
2.494% due 01/25/2037 •		631	356
2.544% due 10/25/2036 •		709	438
2.544% due 11/25/2036 •		254	158
2.554% due 11/25/2036 •		1,403	1,011
2.624% due 11/25/2036 •		254	160
2.634% due 10/25/2036 •		948	605
3.049% due 09/25/2035 •		342	343
Morgan Stanley Home Equity Loan Trust 3.109% due 08/25/2035 •		92	92
New Century Home Equity Loan Trust 2.914% due 09/25/2035 •		567	569
RAAC Trust 2.884% due 03/25/2037 •		166	167
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ		496	284
Residential Asset Mortgage Products Trust
2.564% due 12/25/2036 •		33	33
3.334% due 05/25/2035 •		740	744
Residential Asset Securities Corp. Trust 2.744% due 11/25/2035 •		347	346
Securitized Asset-Backed Receivables LLC Trust 3.379% due 03/25/2035 •		182	183
Specialty Underwriting & Residential Finance Trust 4.268% due 02/25/2037 ^þ		623	348
Structured Asset Investment Loan Trust 3.124% due 02/25/2035 •		435	438
Structured Asset Securities Corp. Mortgage Loan Trust
2.744% due 02/25/2036 •		602	604
3.079% due 11/25/2035 •		872	876
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,100	1,114
Washington Mutual Asset-Backed Certificates Trust 2.644% due 05/25/2036 •		1,262	1,097
			31,636
CORPORATE BONDS & NOTES 14.7%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		400	405
Ally Financial, Inc.
3.750% due 11/18/2019		200	200
4.125% due 03/30/2020		300	304
American Honda Finance Corp. 2.915% due 11/05/2021 ~		200	200
American Tower Corp.
1.950% due 05/22/2026	EUR	300	365
3.800% due 08/15/2029		$700	723
Anheuser-Busch InBev Worldwide, Inc. 4.375% due 04/15/2038		400	424
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,100	1,356
3.270% due 06/01/2021 ~		$1,300	1,307
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	104
4.350% due 04/20/2028		600	631
Bank of America Corp. 5.875% due 03/15/2028 •(h)		600	627
BAT Capital Corp.
3.118% due 08/14/2020 ~		300	301
3.222% due 08/15/2024		400	403
4.390% due 08/15/2037		500	476
Bayer U.S. Finance LLC
2.979% due 06/25/2021 ~		200	199
3.420% due 12/15/2023 ~		600	590
4.250% due 12/15/2025		800	847
4.375% due 12/15/2028		800	844
Campbell Soup Co.
3.300% due 03/15/2021		200	203
3.650% due 03/15/2023		300	309
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	206

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,108
4.464% due 07/23/2022		1,400	1,471
5.125% due 07/01/2049 (b)		300	305
Citigroup, Inc.
2.876% due 07/24/2023 •		100	101
3.142% due 01/24/2023 •		100	102
Compass Bank 2.750% due 09/29/2019		900	900
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~		200	201
Continental Resources, Inc. 4.375% due 01/15/2028		200	211
CVS Pass-Through Trust 7.507% due 01/10/2032		1,332	1,609
Daimler Finance North America LLC 2.965% due 02/12/2021 ~		800	799
Dell International LLC 4.420% due 06/15/2021		200	206
Discover Bank 3.350% due 02/06/2023		300	307
Discovery Communications LLC 2.200% due 09/20/2019		300	300
Dominion Energy Gas Holdings LLC 3.010% due 06/15/2021 ~		600	603
EMC Corp. 2.650% due 06/01/2020		400	398
EMD Finance LLC 2.400% due 03/19/2020		300	300
Emera U.S. Finance LP 2.700% due 06/15/2021		300	301
EQM Midstream Partners LP 4.125% due 12/01/2026		1,100	1,065
EQT Corp.
2.500% due 10/01/2020		200	199
3.000% due 10/01/2022		500	496
3.089% due 10/01/2020 ~		600	600
Equifax, Inc. 3.388% due 08/15/2021 ~		200	200
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	229
0.750% due 05/21/2023		300	348
1.700% due 06/30/2022	GBP	200	256
Fiserv, Inc. 3.200% due 07/01/2026		$1,000	1,022
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 ~	EUR	200	223
0.100% due 12/07/2022 ~		100	109
0.121% due 05/14/2021 ~		300	337
2.597% due 11/04/2019		$600	600
3.600% (US0003M + 1.270%) due 03/28/2022 ~		500	492
General Mills, Inc. 3.141% due 04/16/2021 ~		100	100
General Motors Financial Co., Inc.
3.442% due 04/09/2021 ~		100	100
3.550% due 07/08/2022		700	713
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		200	202
4.223% due 05/01/2029 •		1,200	1,287
Harley-Davidson Financial Services, Inc. 3.460% due 03/02/2021 ~		400	400
Huntsman International LLC 5.125% due 11/15/2022		400	423
Kilroy Realty LP 3.450% due 12/15/2024		100	103
Kimco Realty Corp. 3.300% due 02/01/2025		500	509
Kraft Heinz Foods Co.
3.115% due 02/10/2021 ~		700	699
4.875% due 02/15/2025		800	825
McDonald's Corp. 3.012% due 10/28/2021 ~		500	500
Mid-America Apartments LP 4.200% due 06/15/2028		500	537
Morgan Stanley 3.095% due 02/10/2021 ~		700	701
Mylan, Inc. 4.200% due 11/29/2023		500	502
Navient Corp. 8.000% due 03/25/2020		2,000	2,075
Nissan Motor Acceptance Corp. 3.020% due 09/28/2022 ~		1,000	994
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,260
Rio Oil Finance Trust 9.250% due 07/06/2024		1,077	1,205

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~	200	201
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	200	206
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	675	677
4.738% due 09/20/2029	200	208
Tagua Leasing LLC 1.581% due 11/16/2024	3,434	3,385
UIL Holdings Corp. 4.625% due 10/01/2020	1,900	1,946
United Technologies Corp. 3.350% due 08/16/2021	200	204
Verizon Communications, Inc.
3.618% due 05/15/2025 ~	1,300	1,318
4.329% due 09/21/2028	397	439
Volkswagen Group of America Finance LLC
3.305% due 11/13/2020 ~	700	703
3.475% due 11/12/2021 ~	800	807
3.875% due 11/13/2020	500	511
Wells Fargo & Co.
2.625% due 07/22/2022	300	302
3.691% (US0003M + 1.110%) due 01/24/2023 ~	1,300	1,316
WRKCo, Inc. 3.750% due 03/15/2025	200	208
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	1,626	1,654
		53,642
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~	394	385
MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	2,500	153
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
3.968% due 01/25/2035 ~	78	79
5.728% due 11/25/2037 ^~	394	353
Banc of America Funding Trust
2.593% due 04/20/2047 ^•	125	114
2.614% due 04/25/2037 ^•	94	80
4.793% due 05/25/2035 ~	140	149
6.000% due 07/25/2037 ^	263	254
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^	120	117
BCAP LLC Trust 2.614% due 05/25/2047 •	395	368
Bear Stearns Adjustable Rate Mortgage Trust
4.275% due 08/25/2035 ~	36	32
4.593% due 04/25/2034 ~	132	134
4.673% due 02/25/2034 ~	12	12
4.910% due 02/25/2036 •	51	50
Bear Stearns ALT-A Trust
4.153% due 09/25/2035 ^~	366	253
4.294% due 09/25/2035 ^~	67	57
4.625% due 05/25/2035 ~	136	138
Chase Mortgage Finance Trust
3.799% due 07/25/2037 ~	49	45
4.044% due 03/25/2037 ^~	284	281
Citigroup Mortgage Loan Trust 4.539% due 04/25/2037 ^~	227	202
Citigroup Mortgage Loan Trust, Inc. 4.403% due 05/25/2035 ~	72	74
Countrywide Alternative Loan Trust
2.593% due 07/20/2046 ^•	127	100
3.943% due 06/25/2037 ~	347	302
5.500% due 10/25/2035 ^	31	30
5.500% due 02/25/2036 ^	55	49
6.000% due 01/25/2037 ^	484	484
6.000% due 02/25/2037 ^	693	440
6.000% due 05/25/2037 ^	542	385
6.250% due 12/25/2036 ^•	538	389
6.500% due 08/25/2037 ^	373	271
8.000% due 10/25/2036 ^	36	35
Countrywide Home Loan Mortgage Pass-Through Trust
3.154% due 03/25/2035 •	541	470
6.000% due 02/25/2037 ^	212	189
6.250% due 09/25/2036 ^	330	245
Countrywide Home Loan Reperforming REMIC Trust 2.744% due 06/25/2035 •	207	200

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Credit Suisse Mortgage Capital Certificates 4.230% due 08/28/2036 ~	7	7
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	352	353
GreenPoint Mortgage Funding Trust 2.564% due 02/25/2037 ^•	36	36
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~	15	15
GSR Mortgage Loan Trust 4.553% due 05/25/2037 ^~	21	19
HarborView Mortgage Loan Trust
4.697% due 07/19/2035 ^~	14	13
5.004% due 02/25/2036 ^~	40	27
Impac Secured Assets CMN Owner Trust 4.693% due 07/25/2035 ~	86	76
Impac Secured Assets Trust 2.574% due 01/25/2037 •	135	133
IndyMac Mortgage Loan Trust
2.884% due 07/25/2035 •	11	11
4.119% due 06/25/2036 ~	266	251
4.290% due 12/25/2034 ~	6	6
JPMorgan Alternative Loan Trust
3.906% due 12/25/2036 ~	64	62
4.349% due 05/25/2037 ^~	407	373
JPMorgan Mortgage Trust
4.248% due 10/25/2035 ^~	351	325
4.724% due 02/25/2035 ~	8	8
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	222	228
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •	38	37
2.654% due 11/25/2035 •	2	1
4.347% due 03/25/2036 ^~	122	89
Morgan Stanley Mortgage Loan Trust
3.304% due 02/25/2036 ^•	51	49
4.025% due 05/25/2036 ^~	209	165
4.543% due 09/25/2035 ^~	176	114
Prime Mortgage Trust
2.904% due 02/25/2035 •	289	277
6.000% due 06/25/2036 ^	144	135
Residential Accredit Loans, Inc. Trust
2.504% due 05/25/2037 •	534	500
2.534% due 02/25/2037 •	323	315
2.544% due 01/25/2037 •	716	699
2.574% due 12/25/2036 •	321	281
2.594% due 07/25/2036 •	439	413
2.804% due 11/25/2036 ^•	326	247
5.000% due 09/25/2036 ^	86	80
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	37	35
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 10/25/2035 •	130	126
4.113% due 04/25/2036 ^~	204	172
Structured Asset Mortgage Investments Trust
2.604% due 05/25/2036 •	439	423
2.614% due 05/25/2036 •	44	42
Structured Asset Securities Corp. 2.684% due 01/25/2036 •	197	183
Structured Asset Securities Corp. Mortgage Loan Trust 2.694% due 10/25/2036 •	453	403
SunTrust Adjustable Rate Mortgage Loan Trust 4.757% due 02/25/2037 ^~	298	290
Thornburg Mortgage Securities Trust 3.144% due 09/25/2044 •	42	42
WaMu Mortgage Pass-Through Certificates Trust
2.684% due 11/25/2045 •	116	114
3.184% due 10/25/2044 •	113	112
3.700% due 12/25/2036 ^~	350	337
3.848% due 10/25/2036 ^~	636	590
3.904% due 08/25/2042 •	8	8
Washington Mutual Mortgage Pass-Through Certificates Trust
2.564% due 02/25/2037 ^•	685	552
5.500% due 11/25/2035 ^	114	114
6.500% due 08/25/2035 ^	123	119
Wells Fargo Mortgage-Backed Securities Trust
4.986% due 01/25/2035 ~	17	18
5.750% due 02/25/2037	43	42
		15,448
U.S. GOVERNMENT AGENCIES 28.8%
Fannie Mae
2.440% due 08/01/2022	433	437
2.804% due 06/25/2036 •	59	59
2.850% due 06/01/2022	547	545
3.000% due 01/01/2022	794	812

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Fannie Mae UMBS
3.000% due 02/01/2027 - 09/01/2042	78	80
3.500% due 01/01/2026 - 10/01/2040	15	16
4.000% due 01/01/2037 - 10/01/2041	62	65
4.500% due 05/01/2023 - 03/01/2044	475	504
5.000% due 08/01/2033 - 10/01/2041	224	241
5.500% due 04/01/2033 - 02/01/2041	196	213
6.000% due 06/01/2026 - 06/01/2040	607	670
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	61,500	62,841
4.000% due 08/01/2049	29,400	30,372
4.500% due 08/01/2049	2,000	2,089
Freddie Mac
1.854% due 01/15/2038 ~(a)	824	54
2.859% due 01/15/2038	824	821
Freddie Mac, TBA
3.000% due 08/01/2049	3,000	3,024
4.000% due 07/01/2049	2,300	2,378
		105,221
U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (k)	7,665	7,794
0.625% due 04/15/2023 (k)(o)	2,366	2,394
0.625% due 01/15/2026 (k)(o)	1,022	1,047
1.000% due 02/15/2048 (o)	933	982
1.375% due 02/15/2044 (k)(o)	548	623
2.500% due 01/15/2029 (k)(m)	12,674	15,255
3.875% due 04/15/2029 (m)(o)	622	833
U.S. Treasury Notes
2.625% due 06/15/2021 (o)	200	203
2.875% due 04/30/2025 (k)(o)	9,000	9,522
		38,653
Total United States (Cost $237,148)		245,138
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (j) 0.7%		2,517
U.S. TREASURY BILLS 0.0%
2.104% due 07/23/2019 (e)(f)(o)	$73	73
Total Short-Term Instruments (Cost $2,637)		2,590
Total Investments in Securities (Cost $512,918)		524,068
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio	20,946	208
PIMCO Short-Term Floating NAV Portfolio III	17,156	170
Total Short-Term Instruments (Cost $379)		378
Total Investments in Affiliates (Cost $379)		378
Total Investments 143.5% (Cost $513,297)		$524,446
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $2,155)		(818)
Other Assets and Liabilities, net (43.3)%		(158,275)
Net Assets 100.0%		$365,353

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	(0.600)%	03/01/2019	02/28/2021	EUR	2,214	Spain Government International Bond 1.450% due 10/31/2027	$(2,776)	$2,517	$2,513
Total Repurchase Agreements							$(2,776)	$2,517	$2,513

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.050%	06/28/2019	07/01/2019		$(2,225)	$(2,226)
BPS	(0.370)	04/17/2019	07/01/2019	EUR	(7,519)	(8,544)
	(0.370)	04/17/2019	07/18/2019		(4,242)	(4,820)
	(0.370)	07/01/2019	07/18/2019		(6,734)	(7,657)
	(0.320)	06/13/2019	07/01/2019		(446)	(507)
	(0.320)	06/13/2019	07/18/2019		(1,864)	(2,119)
	(0.320)	06/28/2019	07/18/2019		(9,990)	(11,360)
	0.860	06/13/2019	08/09/2019	GBP	(3,781)	(4,804)
BSN	2.550	04/09/2019	07/09/2019		$(7,677)	(7,722)
CIB	2.600	06/25/2019	07/17/2019		(1,747)	(1,747)
GRE	2.560	05/17/2019	07/17/2019		(2,073)	(2,079)
	2.610	04/30/2019	07/22/2019		(2,835)	(2,847)
IND	0.900	04/30/2019	08/09/2019	GBP	(793)	(1,008)
	2.560	05/09/2019	08/07/2019		$(14,179)	(14,233)
	2.570	05/16/2019	07/16/2019		(2,487)	(2,495)
	2.600	06/06/2019	07/18/2019		(726)	(727)
	2.600	06/25/2019	07/25/2019		(2,355)	(2,356)
	2.620	06/19/2019	07/12/2019		(740)	(741)
RCY	2.600	06/25/2019	07/08/2019		(1,437)	(1,438)
RYL	(0.400)	06/28/2019	07/18/2019	EUR	(387)	(440)
UBS	(0.340)	06/27/2019	07/18/2019		(1,337)	(1,520)
Total Reverse Repurchase Agreements						$(81,390)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
RBC	1.780%	06/13/2019	07/12/2019	CAD	(3,448)	$(2,587)
Total Sale-Buyback Transactions						$(2,587)
SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (1.2)%
Sovereign Issues (1.2)%
Canadian Government Bond	2.750%	12/01/2048	CAD	4,700	$(4,316)	$(4,485)
Spain (0.8)%
Sovereign Issues (0.8)%
Spain Government International Bond	1.450%	10/31/2027	EUR	2,200	(2,528)	(2,777)
Total Short Sales (2.0)%					$(6,844)	$(7,262)

(k)	Securities with an aggregate market value of $78,409 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(53,080) at a weighted average interest rate of 1.535%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)	Payable for short sales includes $35 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures		$108.000	08/23/2019	414	$414	$3	$1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures		108.750	08/23/2019	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		111.500	08/23/2019	186	186	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		112.000	08/23/2019	190	190	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		114.000	08/23/2019	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		115.000	08/23/2019	11	11	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures		122.000	08/23/2019	73	73	1	0
Call - MSE Canada Government 10-Year Bond September 2019 Futures	CAD	160.000	08/16/2019	12	12	0	0
Total Purchased Options						$8	$1
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$125.500	07/26/2019	54	$54	$(18)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	28	28	(11)	(34)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	54	54	(19)	(14)
Total Written Options					$(48)	$(51)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	124	$10,011	$14	$3	$(18)
Australia Government 10-Year Bond September Futures	09/2019	21	2,118	10	4	(12)
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	102	1	0	0	0
Call Options Strike @ EUR 185.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	27	0	0	0	0
Euro-Bobl September Futures	09/2019	88	13,453	76	13	0
Euro-Buxl 30-Year Bond September Futures	09/2019	5	1,154	32	1	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Put Options Strike @ EUR 130.250 on Euro-Bobl September 2019 Futures (1)	08/2019	100	1	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2019	279	32,966	423	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	232	29,689	496	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	65	11,542	583	0	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	454	71,504	263	0	0
				$1,897	$29	$(43)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	09/2019	12	$(1,310)	$(18)	$1	$(3)
Euro-BTP Italy Government Bond September Futures	09/2019	124	(18,936)	(681)	0	(93)
Euro-Bund 10-Year Bond September Futures	09/2019	21	(4,125)	(42)	0	(7)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	199	(37,307)	(760)	0	(61)
Euro-Schatz September Futures	09/2019	98	(12,513)	(25)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	454	(71,533)	(477)	14	(4)
United Kingdom Long Gilt September Futures	09/2019	9	(1,489)	(4)	1	0
				$(2,007)	$16	$(171)
Total Futures Contracts				$(110)	$45	$(214)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.074%	EUR	600	$(17)	$7	$(10)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.163		200	(4)	1	(3)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.141		$2,000	(59)	33	(26)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.140	EUR	500	(8)	1	(7)	0	0
							$(88)	$42	$(46)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.285%		$2,200	$51	$3	$54	$0	$(1)
Daimler AG	1.000	Quarterly	12/20/2020	0.173	EUR	200	3	0	3	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		200	1	0	1	0	0
Marks & Spencer PLC	1.000	Quarterly	06/20/2023	1.387		200	(6)	2	(4)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.480		$300	5	0	5	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.494	EUR	1,400	(29)	90	61	3	0
							$25	$95	$120	$3	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-28 5-Year Index	(1.000)%	Quarterly	12/20/2022		$5,723	$234	$(170)	$64	$0	$(1)
CDX.IG-32 10-Year Index	(1.000)	Quarterly	06/20/2029		6,900	28	(11)	17	0	(4)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	4,000	17	(28)	(11)	0	(14)
						$279	$(209)	$70	$0	$(19)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024		$4,200	$(211)	$80	$(131)	$2	$0
iTraxx Crossover 31 5-Year Index	5.000	Quarterly	06/20/2024	EUR	800	101	3	104	5	0
						$(110)	$83	$(27)	$7	$0
INTEREST RATE SWAPS -BASIS SWAPS
								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$18,200	$0	$5	$5	$1	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	84,600	(1)	10	9	8	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	26,900	0	5	5	4	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,700	0	4	4	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	21,600	1	14	15	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	8,600	0	2	2	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	14,800	0	3	3	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	3,700	0	(1)	(1)	0	0
					$0	$42	$42	$21	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$1,000	$0	$(63)	$(63)	$1	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		2,900	1	(186)	(185)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		900	0	(57)	(57)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,000	0	(64)	(64)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,000	0	(65)	(65)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,100	0	(137)	(137)	3	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	166,000	0	(75)	(75)	0	(6)
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		167,200	(2)	(100)	(102)	0	(6)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		17,500	5	272	277	3	0
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021		44,700	1	(275)	(274)	0	(15)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	11,700	173	371	544	32	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,300	(12)	398	386	29	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,600	0	138	138	14	0
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	14,660	13	119	132	0	(1)
Pay	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	48	44	0	0
Pay	3-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	10	10	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	94	(3)	91	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$31,900	(104)	143	39	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		21,400	419	(356)	63	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		9,000	46	(158)	(112)	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		8,300	111	(467)	(356)	7	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		1,800	53	6	59	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		6,800	(356)	(46)	(402)	6	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		9,700	355	(6)	349	0	(6)
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		10,800	0	(710)	(710)	12	0
Receive	3-Month USD-LIBOR	2.986	Semi-Annual	05/31/2025		7,700	0	(515)	(515)	8	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		4,500	(128)	(217)	(345)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		23,200	1,396	(2,030)	(634)	38	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		1,600	(19)	(128)	(147)	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		15,000	(744)	(686)	(1,430)	28	0
Pay(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		4,200	300	(8)	292	0	(8)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,200	(31)	(103)	(134)	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,400	261	(399)	(138)	14	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		4,100	108	(804)	(696)	26	0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		4,300	(26)	(664)	(690)	28	0
Receive(7)	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		200	(36)	1	(35)	1	0
Pay(7)	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		1,500	267	(12)	255	0	(10)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022	ZAR	7,300	5	14	19	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	4	8	12	2	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	09/18/2021	EUR	29,800	(189)	(82)	(271)	0	(17)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021		28,100	(235)	(18)	(253)	0	(15)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024		22,000	92	499	591	46	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		14,800	89	72	161	30	0
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/08/2029		7,500	(36)	240	204	16	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		17,700	578	172	750	37	0
Pay(7)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		12,900	199	621	820	78	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		23,300	460	260	720	87	0
Receive(7)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		400	(3)	(64)	(67)	0	(3)
Pay(7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	400	1	3	4	0	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		4,600	(17)	37	20	0	0
Receive(7)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		400	0	(4)	(4)	0	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		4,000	16	5	21	0	(3)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		2,800	(12)	(11)	(23)	0	(3)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		400	4	(39)	(35)	2	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	2,500,000	(230)	(193)	(423)	0	(20)
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		261,762	(5)	61	56	5	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		150,000	15	(60)	(45)	0	(3)
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037	MXN	34,200	0	(63)	(63)	22	0
							$2,877	$(5,370)	$(2,493)	$608	$(119)
Total Swap Agreements							$2,983	$(5,317)	$(2,334)	$640	$(139)

(m)	Securities with an aggregate market value of $3,064 and cash of $4,649 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	595		$408	$0	$(10)
	07/2019	CAD	1,118		841	0	(13)
	07/2019	JPY	52,200		482	0	(2)
	07/2019		$1,708	AUD	2,452	13	0
	07/2019		1,456	CLP	987,757	3	0
	07/2019		12,807	EUR	11,323	68	0
	07/2019		4,216	GBP	3,323	4	0
	07/2019		12	NOK	106	0	0
	07/2019		2,087	NZD	3,208	69	0
	08/2019		3,870	EUR	3,390	0	(5)
	08/2019		162	MXN	3,118	0	0
	09/2019	SGD	1,491		$1,089	0	(14)
	09/2019		$883	ILS	3,145	2	0
	10/2019		2,518	DKK	16,380	0	(3)
	03/2020	RON	1,246	EUR	251	0	(6)
BPS	07/2019	AUD	2,445		$1,702	0	(15)
	07/2019	CAD	563		428	0	(2)
	07/2019	CHF	818		841	3	0
	07/2019	DKK	2,875		437	0	(1)
	07/2019	EUR	6,803		7,661	5	(81)
	07/2019	GBP	673		858	3	0
	07/2019	JPY	477,896		4,441	9	0
	07/2019	NOK	95		11	0	0
	07/2019	PEN	3,833		1,158	0	(5)
	07/2019	PLN	2,422		649	0	0
	07/2019	RON	3,728		885	0	(12)
	07/2019		$749	CAD	997	12	0
	07/2019		717	CNH	4,911	0	(2)
	07/2019		9,535	EUR	8,440	64	(2)
	07/2019		28,152	GBP	22,196	35	0
	07/2019		2,122	JPY	228,427	0	(3)
	07/2019		2,341	NOK	20,007	5	(1)
	07/2019		1,163	PEN	3,833	0	0
	07/2019		6,655	SEK	61,730	0	(7)
	07/2019		832	VND	19,472,625	3	0
	08/2019	BRL	5,780		$1,492	0	(9)
	08/2019	EUR	1,494		1,706	2	0
	08/2019	GBP	22,196		28,196	0	(36)
	08/2019	JPY	228,427		2,127	3	0
	08/2019	NOK	10,802		1,268	1	0
	08/2019		$293	ARS	13,063	0	(2)
	09/2019	EUR	43	TRY	292	0	(1)
	09/2019	PEN	7,190		$2,162	0	(15)
	09/2019		$1,665	CNH	11,546	15	0
	09/2019		59	IDR	851,606	1	0
	09/2019		6,272	KRW	7,435,474	167	0
	09/2019		733	PEN	2,472	16	0
	09/2019		345	TWD	10,814	6	0
	10/2019	INR	104,551		$1,486	0	(9)
	10/2019	PEN	1,891		562	0	(10)
	01/2020	BRL	17,100		4,206	0	(173)
	03/2020	RON	1,086	EUR	219	0	(6)
	05/2020		$3,573	INR	262,508	91	0
BRC	07/2019	DKK	9,180		$1,399	0	0
	07/2019		$433	GBP	342	1	0
	08/2019		347	HKD	2,718	1	0
	09/2019		503	IDR	7,262,314	6	0
	11/2019		614	TWD	19,034	4	0
	12/2019	HKD	2,718		$347	0	(1)
	04/2020	INR	264,095		3,640	0	(49)
BSS	01/2020	BRL	16,700		4,213	0	(64)
CBK	07/2019	AUD	148		103	0	(1)
	07/2019	CAD	2,387		1,770	0	(53)
	07/2019	CHF	1,251		1,255	0	(27)
	07/2019	CLP	987,757		1,458	0	0
	07/2019	CNH	5,079		754	14	0
	07/2019	DKK	21,665		3,297	2	(6)
	07/2019	EUR	13,497		15,332	2	(17)
	07/2019	GBP	275		348	0	(1)
	07/2019	JPY	1,801,000		16,531	0	(173)
	07/2019	KRW	929,670		798	0	(6)
	07/2019	NOK	20,175		2,337	3	(31)
	07/2019	PEN	11,079		3,320	0	(43)
	07/2019	SEK	15,988		1,701	0	(21)
	07/2019	TRY	2,628		452	1	0
	07/2019		$1,260	AUD	1,812	12	0
	07/2019		848	CAD	1,116	5	(1)
	07/2019		716	CNH	4,911	0	(1)
	07/2019		3,762	COP	12,621,358	162	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		18,583	DKK	122,182	31	0
	07/2019		52,010	EUR	45,763	28	0
	07/2019		2,171	GBP	1,711	3	(1)
	07/2019		438	JPY	47,341	1	0
	07/2019		3,362	PEN	11,079	1	0
	07/2019		1,629	PLN	6,080	0	0
	07/2019		3,400	SEK	31,852	31	0
	07/2019		179	TRY	1,041	0	0
	08/2019	CAD	3,009		$2,301	1	0
	08/2019	EUR	45,763		52,143	0	(28)
	08/2019	JPY	72,100		671	1	0
	08/2019	MXN	31,435		1,589	0	(38)
	08/2019		$11,844	EUR	10,375	0	(16)
	08/2019		647	HKD	5,063	2	0
	08/2019		4,980	MXN	99,256	155	0
	08/2019		1,090	NOK	9,260	0	(3)
	08/2019		1,879	RUB	123,590	65	0
	09/2019	CNH	38,129		$5,494	0	(53)
	09/2019	COP	1,769,512		549	1	0
	09/2019	EUR	142	TRY	965	0	(2)
	09/2019	ILS	929		$259	0	(2)
	09/2019	PEN	11,079		3,351	0	(3)
	09/2019		$1,458	CLP	987,757	0	0
	09/2019		646	KZT	249,679	0	0
	10/2019	DKK	122,182		$18,726	0	(30)
	10/2019	MXN	99,256		4,926	0	(155)
	10/2019		$5,059	MXN	99,256	22	0
	10/2019		945	RON	4,053	28	0
	12/2019	HKD	5,063		$647	0	(2)
	03/2020	RON	1,094	EUR	220	0	(6)
DUB	07/2019		$720	TRY	4,172	0	(1)
	09/2019		353	CNH	2,444	3	0
	09/2019		10,302	INR	731,082	193	0
	09/2019		997	PHP	51,999	14	0
	09/2019		2,947	THB	93,511	108	0
	11/2019		383	TWD	11,946	5	0
FBF	11/2019		346		10,802	5	0
GLM	07/2019	CAD	3,844		$2,891	0	(44)
	07/2019	CHF	409		421	2	0
	07/2019	CLP	597,792		882	0	(1)
	07/2019	COP	10,851,846		3,406	34	0
	07/2019	DKK	850		128	0	(1)
	07/2019	EUR	35,089		39,219	0	(680)
	07/2019	RUB	13,612		212	0	(3)
	07/2019		$419	NZD	637	9	0
	07/2019	ZAR	7,313		$516	0	(3)
	08/2019	MXN	14,165		713	0	(20)
	08/2019	NOK	965		113	0	0
	08/2019	RUB	667,092		10,132	0	(332)
	09/2019		$882	CLP	597,792	1	0
	09/2019		225	IDR	3,307,669	7	0
	09/2019		191	INR	13,474	2	0
	09/2019		2,328	TWD	72,979	37	0
	10/2019		3,391	COP	10,851,846	0	(35)
	03/2020	EUR	66	RON	319	0	0
HUS	07/2019	BRL	2,054		$536	1	0
	07/2019	CNH	33,805		4,952	32	0
	07/2019	NZD	1,285		851	0	(12)
	07/2019	RUB	116,409		1,841	3	0
	07/2019	SEK	1,205		130	0	0
	07/2019		$537	BRL	2,054	0	(2)
	07/2019		2,298	CAD	3,065	43	0
	07/2019		5,154	CNH	35,376	0	(5)
	07/2019		1,675	NOK	14,597	36	0
	07/2019		10,974	RUB	728,160	522	0
	07/2019		2,352	TRY	13,749	16	(2)
	08/2019	AUD	167		$117	0	0
	08/2019	BRL	2,054		536	2	0
	08/2019	MXN	14,535		753	1	0
	08/2019		$2,360	HKD	18,499	9	0
	09/2019	CNH	6,888		$991	0	(11)
	09/2019	IDR	15,918,855		1,115	0	(1)
	09/2019	INR	126,064		1,804	0	(6)
	09/2019	TWD	16,851		547	1	0
	09/2019		$3,194	CNH	21,990	10	(5)
	09/2019		75	IDR	1,083,962	1	0
	10/2019	INR	89,378		$1,216	0	(62)
	10/2019		$2,916	INR	211,071	102	0
	10/2019		927	RON	3,955	22	0
	11/2019	TWD	32,090		$1,025	0	(17)
	11/2019		$603	TWD	18,799	8	0
	12/2019	HKD	14,262		$1,824	0	(3)
	04/2020		$3,599	INR	264,095	91	0
IND	07/2019	PEN	1,694		$514	0	0
	07/2019	SEK	181,335		18,917	0	(610)
	09/2019	CNY	5,347		778	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019	PHP	11,037		215	0	0
JPM	07/2019	CHF	842		841	0	(22)
	07/2019	CLP	232,628		342	0	(1)
	07/2019	CNH	1,748		257	2	0
	07/2019	DKK	89,326		13,635	33	(6)
	07/2019	EUR	1,288	RON	6,107	2	0
	07/2019		10,966		$12,389	0	(81)
	07/2019	GBP	5,144		6,519	1	(15)
	07/2019	INR	251,897		3,591	0	(59)
	07/2019	JPY	272,130		2,508	0	(16)
	07/2019	KRW	314,496		270	0	(2)
	07/2019	SEK	61,730		6,654	6	0
	07/2019		$3,828	CHF	3,754	20	(2)
	07/2019		574	CLP	399,160	15	0
	07/2019		305	DKK	2,010	1	0
	07/2019		1,770	GBP	1,405	14	0
	07/2019		576	HUF	158,462	0	(18)
	07/2019		1,883	INR	131,141	17	0
	07/2019		990	NOK	8,415	0	(3)
	07/2019		515	PEN	1,694	0	(1)
	07/2019		505	PLN	1,884	0	0
	07/2019		424	SEK	4,025	10	0
	07/2019		318	TRY	1,844	0	0
	07/2019		3,804	ZAR	55,551	137	0
	08/2019	CHF	2,070		$2,130	2	0
	08/2019	MXN	6,352		320	0	(8)
	08/2019		$6,669	SEK	61,730	0	(6)
	09/2019	CNH	3,203		$462	0	(4)
	09/2019		$1,130	CNH	7,773	1	0
	09/2019		753	IDR	10,870,488	9	0
	10/2019	PEN	1,694		$513	1	0
	10/2019	RON	6,107	EUR	1,276	0	(2)
	05/2020	INR	131,141		$1,820	0	(11)
MSB	07/2019	BRL	814		213	0	0
	07/2019	CNH	4,566		668	4	0
	07/2019	COP	1,769,512		553	3	0
	07/2019	EUR	189	RON	895	0	0
	07/2019	TRY	2,607		$451	1	0
	07/2019		$207	BRL	814	5	0
	08/2019	RUB	105,763		$1,622	0	(40)
	08/2019		$316	BRL	1,212	0	(1)
	09/2019	KRW	924,253		$801	1	0
	09/2019		$811	RUB	53,691	29	0
	03/2020	RON	1,096	EUR	221	0	(6)
MYI	07/2019	AUD	1,217		$849	0	(6)
	07/2019	CHF	434		435	0	(9)
	07/2019	NOK	14,495		1,709	9	0
	07/2019		$218	CAD	286	0	0
	08/2019		405	HKD	3,174	1	0
	12/2019	HKD	3,174		$406	0	(1)
	06/2021		$32	EUR	25	0	(2)
NAB	08/2019		1,740		1,525	0	(2)
NGF	09/2019	TRY	1,259		185	2	0
RYL	07/2019	DKK	835		$126	0	(2)
	09/2019	ILS	556		157	0	0
	09/2019	MYR	930		225	0	0
	09/2019	THB	14,256		466	0	0
	10/2019	RON	515		123	0	0
SCX	07/2019	BRL	2,868		712	0	(35)
	07/2019	GBP	26,935		34,099	3	(110)
	07/2019	JPY	229,294		2,113	0	(14)
	07/2019	KRW	1,165		1	0	0
	07/2019	NOK	8,360		955	0	(25)
	07/2019		$749	BRL	2,868	0	(2)
	07/2019		2,088	GBP	1,653	12	0
	07/2019		843	JPY	91,352	4	0
	07/2019		19,684	SEK	182,540	0	(27)
	08/2019	SEK	182,540		$19,730	26	0
	08/2019		$670	CZK	15,350	17	0
	08/2019		1,283	GBP	1,006	0	(3)
	09/2019	CNH	4,420		$637	0	(6)
	09/2019		$800	CNH	5,528	5	0
	09/2019		831	IDR	11,848,778	0	0
	11/2019		98	TWD	3,053	1	0
SOG	07/2019	RON	3,274	EUR	672	0	(22)
	07/2019		$2,216	PLN	8,342	19	0
SSB	07/2019	JPY	30,600		$283	0	(1)
	07/2019		$1,738	INR	120,755	12	0
	07/2019		6,075	JPY	658,300	31	0
	08/2019	CZK	3,122		$140	0	0
	08/2019	HKD	31,911		4,080	0	(6)
	08/2019		$950	NOK	8,087	0	(1)
	05/2020	INR	131,367		$1,827	0	(6)
TOR	07/2019		$287	CLP	198,633	6	0
	07/2019		2,263	EUR	2,000	11	0
	08/2019		1,897	BRL	7,290	0	(4)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	08/2019		723	CAD	945	0	(1)
	08/2019		2,931	MXN	57,516	45	0
	08/2019		16,799	SEK	155,219	0	(44)
UAG	07/2019	NZD	2,551		$1,689	0	(25)
	07/2019	SEK	19,889		2,145	3	0
	07/2019	TRY	6,463		1,085	0	(29)
	07/2019		$4,765	GBP	3,770	22	0
	07/2019		17,074	JPY	1,837,700	0	(29)
	07/2019		2,167	TRY	12,822	40	0
	08/2019	HKD	5,638		$721	0	(1)
	08/2019	JPY	1,837,700		17,114	28	0
	08/2019		$2,151	SEK	19,889	0	(3)
	09/2019	KRW	3,164,056		$2,741	1	0
	09/2019		$964	MYR	4,009	5	0
	03/2020	EUR	864	RON	4,204	3	0
Total Forward Foreign Currency Contracts						$3,123	$(3,857)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Call - OTC AUD versus CAD	CAD	0.940	09/13/2019	3,000	$8	$7
	Call - OTC USD versus INR	INR	82.000	10/16/2019	6,300	45	0
						$53	$7

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147%	06/29/2020	347,000	$4	$4
Total Purchased Options							$57	$11
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	900	$(1)	$0
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	2,400	(2)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	800	(1)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	200	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	900	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,600	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,100	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,000	(2)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	800	(1)	0
						$(12)	$(1)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus COP	COP	3,165.000	08/29/2019	1,340	$(11)	$(11)
	Put - OTC USD versus ZAR	ZAR	14.200	07/18/2019	1,070	(6)	(18)
HUS	Put - OTC AUD versus CAD	CAD	0.905	09/13/2019	3,000	(9)	(10)
	Put - OTC USD versus CNH	CNH	6.795	07/22/2019	2,120	(6)	(5)
	Call - OTC USD versus CNH		6.945	07/22/2019	2,120	(4)	(6)
						$(36)	$(50)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	9,800	$(86)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(89)	0
						$(175)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047%	06/29/2020	695,000	$(2)	$(2)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Written Options	$(225)	$(53)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.103%	$200	$(7)	$2	$0	$(5)
BPS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	1,500	(37)	(7)	0	(44)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	700	(13)	(5)	0	(18)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	700	(24)	5	0	(19)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	1,800	(45)	(8)	0	(53)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	1,200	(42)	10	0	(32)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	1,300	(25)	(9)	0	(34)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	1,700	(59)	14	0	(45)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	700	(18)	(3)	0	(21)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	900	(22)	(5)	0	(27)
							$(292)	$(6)	$0	$(298)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Colombia Government International Bond	1.000%	Quarterly	12/20/2021	0.446%		$100	$(4)	$5	$1	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496		100	(3)	1	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912		1,200	(12)	17	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731		2,900	(93)	113	20	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389		100	(5)	3	0	(2)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804		1,400	(21)	33	12	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731		1,700	(55)	67	12	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.132		400	(17)	16	0	(1)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673		700	(31)	9	0	(22)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.902		200	(13)	14	1	0
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.700	EUR	1,000	(5)	16	11	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389		$200	(11)	8	0	(3)
								$(270)	$302	$62	$(30)
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year ILS-TELBOR	1.950%	Annual	06/20/2028	ILS	5,500	$(72)	$(5)	$0	$(77)
BRC	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,500	0	35	35	0
CBK	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	107	107	0
JPM	Pay	1-Year ILS-TELBOR	1.018	Annual	03/01/2024	ILS	35,600	0	167	167	0
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	1,026,400	0	(19)	0	(19)
								$(72)	$285	$309	$(96)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	03/20/2020	$1,900	$12	$(65)	$0	$(53)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	1,300	0	(96)	0	(96)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	900	1	(53)	0	(52)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	1,200	1	(71)	0	(70)
								$14	$(285)	$0	$(271)
Total Swap Agreements								$(620)	$296	$371	$(695)

(o)	Securities with an aggregate market value of $2,193 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$602	$0	$602
Australia
Non-Agency Mortgage-Backed Securities	0	402	0	402
Brazil
Corporate Bonds & Notes	0	3,208	0	3,208
Sovereign Issues	0	18,839	0	18,839
Canada
Corporate Bonds & Notes	0	1,208	0	1,208
Non-Agency Mortgage-Backed Securities	0	1,068	0	1,068
Sovereign Issues	0	2,213	0	2,213
Cayman Islands
Asset-Backed Securities	0	12,532	0	12,532
Corporate Bonds & Notes	0	6,989	0	6,989
China
Sovereign Issues	0	5,449	0	5,449
Colombia
Corporate Bonds & Notes	0	999	0	999
Sovereign Issues	0	384	0	384
Czech Republic
Sovereign Issues	0	279	0	279
Denmark
Corporate Bonds & Notes	0	17,200	0	17,200
France
Corporate Bonds & Notes	0	3,053	0	3,053
Sovereign Issues	0	439	0	439
Germany
Asset-Backed Securities	0	278	0	278
Corporate Bonds & Notes	0	2,813	0	2,813
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,971	0	1,971
Hong Kong
Corporate Bonds & Notes	0	1,129	0	1,129
India
Corporate Bonds & Notes	0	1,004	0	1,004
Indonesia
Corporate Bonds & Notes	0	211	0	211
Sovereign Issues	0	13,349	0	13,349
Ireland
Asset-Backed Securities	0	1,600	0	1,600
Corporate Bonds & Notes	0	5,216	0	5,216
Israel
Sovereign Issues	0	553	0	553
Italy
Corporate Bonds & Notes	0	1,143	0	1,143
Sovereign Issues	0	18,508	0	18,508
Japan
Corporate Bonds & Notes	0	5,188	0	5,188
Sovereign Issues	0	20,070	0	20,070
Kuwait
Sovereign Issues	0	5,524	0	5,524
Luxembourg
Asset-Backed Securities	0	455	0	455
Corporate Bonds & Notes	0	2,607	0	2,607
Malaysia
Sovereign Issues	0	529	0	529
Mexico
Sovereign Issues	0	1,273	0	1,273
Netherlands
Asset-Backed Securities	0	3,523	0	3,523
Corporate Bonds & Notes	0	1,693	0	1,693
Non-Agency Mortgage-Backed Securities	0	568	0	568
Norway
Corporate Bonds & Notes	0	418	0	418
Peru
Sovereign Issues	0	7,997	0	7,997
Philippines
Sovereign Issues	0	448	0	448
Qatar
Sovereign Issues	0	4,513	0	4,513
Romania
Sovereign Issues	0	384	0	384
Russia
Sovereign Issues	0	10,355	0	10,355
Saudi Arabia
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	7,547	0	7,547
Singapore
Corporate Bonds & Notes	0	1,806	0	1,806
Sovereign Issues	0	1,126	0	1,126
South Africa
Sovereign Issues	0	404	0	404
South Korea
Sovereign Issues	0	3,457	0	3,457
Spain

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Corporate Bonds & Notes	0	453	0	453
Sovereign Issues	0	9,208	0	9,208
Sweden
Corporate Bonds & Notes	0	2,407	0	2,407
Switzerland
Corporate Bonds & Notes	0	4,939	0	4,939
Turkey
Sovereign Issues	0	1,035	0	1,035
United Arab Emirates
Corporate Bonds & Notes	0	606	0	606
Sovereign Issues	0	4,827	0	4,827
United Kingdom
Corporate Bonds & Notes	0	30,345	0	30,345
Non-Agency Mortgage-Backed Securities	0	13,509	0	13,509
Preferred Securities	0	261	0	261
Sovereign Issues	0	5,822	0	5,822
United States
Asset-Backed Securities	0	31,636	0	31,636
Corporate Bonds & Notes	0	53,642	0	53,642
Loan Participations and Assignments	0	385	0	385
Municipal Bonds & Notes	0	153	0	153
Non-Agency Mortgage-Backed Securities	0	15,448	0	15,448
U.S. Government Agencies	0	105,221	0	105,221
U.S. Treasury Obligations	0	38,653	0	38,653
Short-Term Instruments
Repurchase Agreements	0	2,517	0	2,517
U.S. Treasury Bills	0	73	0	73
	$0	$524,068	$0	$524,068

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$378	$0	$0	$378

Total Investments	$378	$524,068	$0	$524,446

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(4,485)	$0	$(4,485)
Spain
Sovereign Issues	0	(2,777)	0	(2,777)
	$0	$(7,262)	$0	$(7,262)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	641	0	686
Over the counter	0	3,505	0	3,505
	$45	$4,146	$0	$4,191
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(214)	(190)	0	(404)
Over the counter	0	(4,605)	0	(4,605)
	$(214)	$(4,795)	$0	$(5,009)
Total Financial Derivative Instruments	$(169)	$(649)	$0	$(818)
Totals	$209	$516,157	$0	$516,366

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 119.9% ¤

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	13,660	$277
63.705% due 06/21/2020 ~(a)		27,620	634
Total Argentina (Cost $1,992)			911

AUSTRALIA 0.5%

ASSET-BACKED SECURITIES 0.1%

Driver Australia Trust
2.810% due 07/21/2026	AUD	877	615

CORPORATE BONDS & NOTES 0.3%

Boral Finance Pty. Ltd.
3.000% due 11/01/2022		$400	400
Telstra Corp. Ltd.
4.800% due 10/12/2021		1,900	1,999
Volkswagen Financial Services Australia Pty. Ltd.
2.950% due 06/22/2020	AUD	500	355
Woolworths Group Ltd.
4.550% due 04/12/2021		$300	309
			3,063
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Liberty Funding Pty. Ltd.
2.605% due 01/25/2049 •	AUD	1,275	897
Swan Trust
2.505% due 04/25/2041 •		123	86
			983
Total Australia (Cost $4,859)			4,661

BRAZIL 5.6%

CORPORATE BONDS & NOTES 0.5%

Petrobras Global Finance BV
5.999% due 01/27/2028		$2,335	2,486
7.375% due 01/17/2027		2,700	3,106
			5,592
SOVEREIGN ISSUES 5.1%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (f)	BRL	117,100	29,598
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2021 (h)		85,883	23,814
			53,412
Total Brazil (Cost $57,039)			59,004

CANADA 1.3%

CORPORATE BONDS & NOTES 0.8%

Bank of Nova Scotia
1.875% due 04/26/2021		$1,800	1,794
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		900	918
Enbridge, Inc.
2.984% due 01/10/2020 ~		600	600
3.110% (US0003M + 0.700%) due 06/15/2020 ~		600	602
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,342
Royal Bank of Canada
2.300% due 03/22/2021		$1,700	1,709

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Toronto-Dominion Bank
2.500% due 01/18/2023		1,300	1,315
			8,280
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canadian Mortgage Pools
2.078% due 06/01/2020	CAD	348	266
2.278% due 07/01/2020		900	689
2.278% due 08/01/2020		387	296
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		808	628
			1,879
SOVEREIGN ISSUES 0.3%

Canadian Government Real Return Bond
1.500% due 12/01/2044 (h)		471	461
Province of Alberta
1.250% due 06/01/2020		2,400	1,824
3.350% due 11/01/2023		$300	317
Province of Ontario
2.450% due 06/29/2022		200	203
4.000% due 10/07/2019		400	402
Province of Quebec
2.750% due 08/25/2021		300	305
			3,512
Total Canada (Cost $13,563)			13,671

CAYMAN ISLANDS 3.8%

ASSET-BACKED SECURITIES 2.0%

Evans Grove CLO Ltd.
3.441% due 05/28/2028 •		$600	597
Figueroa CLO Ltd.
3.497% due 01/15/2027 •		2,218	2,216
Gallatin CLO Ltd.
3.642% due 01/21/2028 •		1,200	1,199
Jamestown CLO Ltd.
3.287% due 07/15/2026 •		971	969
3.808% due 01/17/2027 •		3,387	3,391
Mountain View CLO Ltd.
3.397% due 10/15/2026 •		460	458
OCP CLO Ltd.
3.438% due 04/17/2027 •		1,400	1,398
Octagon Investment Partners Ltd.
3.697% due 04/15/2026 •		842	843
Staniford Street CLO Ltd.
3.590% due 06/15/2025 •		713	715
Telos CLO Ltd.
3.858% due 01/17/2027 •		3,754	3,756
THL Credit Wind River CLO Ltd.
0.000% due 01/15/2026 •(b)		2,600	2,600
Venture CLO Ltd.
3.667% due 04/15/2027		400	399
WhiteHorse Ltd.
3.518% due 04/17/2027 •		500	499
Zais CLO Ltd.
3.747% due 04/15/2028 •		2,200	2,205
			21,245
CORPORATE BONDS & NOTES 1.8%

KSA Sukuk Ltd.
2.894% due 04/20/2022		900	911
4.303% due 01/19/2029		5,500	5,904
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		500	519
5.250% due 08/15/2022		1,600	1,693
QNB Finance Ltd.
3.872% due 05/31/2021 ~		7,800	7,908
Sands China Ltd.
4.600% due 08/08/2023		300	316
5.125% due 08/08/2025		400	430
5.400% due 08/08/2028		800	870

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Tencent Holdings Ltd.
3.595% due 01/19/2028		300	306
			18,857
Total Cayman Islands (Cost $39,500)			40,102

CHINA 3.9%

CORPORATE BONDS & NOTES 0.1%

Industrial & Commercial Bank of China Ltd.
3.310% due 11/08/2020 ~		$700	701

SOVEREIGN ISSUES 3.8%

China Development Bank
3.050% due 08/25/2026	CNY	26,300	3,655
3.680% due 02/26/2026		93,900	13,621
4.040% due 04/10/2027		43,000	6,347
4.150% due 10/26/2025		12,000	1,788
4.240% due 08/24/2027		75,000	11,225
China Government International Bond
2.740% due 08/04/2026		26,200	3,677
			40,313
Total China (Cost $40,636)			41,014

DENMARK 3.4%

CORPORATE BONDS & NOTES 3.4%

Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	7,102	1,123
1.500% due 10/01/2050		22,000	3,404
2.000% due 10/01/2047		9,478	1,492
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		1,455	230
1.500% due 10/01/2050		3,600	557
2.000% due 10/01/2047		23,656	3,721
2.500% due 10/01/2047		2	0
Nykredit Realkredit A/S
1.500% due 10/01/2037		3,567	564
1.500% due 10/01/2050		55,900	8,667
2.000% due 10/01/2047		31,881	5,022
2.000% due 10/01/2050		6,759	1,064
2.500% due 10/01/2036		419	68
2.500% due 10/01/2047		45	7
Realkredit Danmark A/S
2.000% due 10/01/2047		61,360	9,656
2.500% due 07/01/2036		330	53
2.500% due 07/01/2047		70	11
Total Denmark (Cost $33,689)			35,639

FRANCE 1.5%

CORPORATE BONDS & NOTES 0.2%

Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	1,890

SOVEREIGN ISSUES 1.3%

France Government International Bond
2.000% due 05/25/2048 (l)		6,800	9,958
3.250% due 05/25/2045 (l)		2,100	3,778
			13,736
Total France (Cost $12,219)			15,626

GERMANY 1.2%

ASSET-BACKED SECURITIES 0.1%

Driver Multi-Compartment S.A.
0.009% due 02/21/2026 •	EUR	1,037	1,182
CORPORATE BONDS & NOTES 1.1%
Deutsche Bank AG
0.180% due 12/07/2020 ~		900	1,012
3.855% due 02/04/2021 ~		$500	496
4.250% due 02/04/2021		500	504
4.250% due 10/14/2021		4,500	4,561
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,199

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (c)	EUR	300	347
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$1,100	1,108
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		300	301
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	232
5.375% due 04/23/2024	NZD	1,400	1,094
5.500% due 03/29/2022	AUD	1,100	859
			11,713
Total Germany (Cost $12,906)			12,895

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	1,037
Total Guernsey, Channel Islands (Cost $998)			1,037

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%

AIA Group Ltd.
3.900% due 04/06/2028		$600	638
Total Hong Kong (Cost $598)			638

INDIA 0.3%

CORPORATE BONDS & NOTES 0.3%

ICICI Bank Ltd.
3.500% due 03/18/2020		$3,100	3,113
State Bank of India
4.000% due 01/24/2022		300	307
Total India (Cost $3,409)			3,420

INDONESIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	422
Total Indonesia (Cost $398)			422

IRELAND 1.7%

ASSET-BACKED SECURITIES 0.5%

CVC Cordatus Loan Fund Ltd.
0.970% due 04/22/2030 •	EUR	600	685
Dorchester Park CLO DAC
3.492% due 04/20/2028 •		$2,100	2,087
Toro European CLO DAC
0.900% due 10/15/2030 •	EUR	2,100	2,394
			5,166
CORPORATE BONDS & NOTES 1.1%

AerCap Ireland Capital DAC
4.450% due 12/16/2021		$800	831
4.500% due 05/15/2021		1,100	1,134
5.000% due 10/01/2021		600	629
AIB Group PLC
4.750% due 10/12/2023		300	316
Bank of Ireland
7.375% due 06/18/2020 •(i)(j)	EUR	400	481
GE Capital UK Funding Unlimited Co.
5.875% due 11/04/2020	GBP	2,000	2,685
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,550
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$400	402
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,198
2.400% due 09/23/2021		300	300

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		700	700
			11,226
SOVEREIGN ISSUES 0.1%

Ireland Government International Bond
5.400% due 03/13/2025	EUR	800	1,205
Total Ireland (Cost $17,749)			17,597

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%

Israel Government International Bond
3.250% due 01/17/2028		$600	635
4.125% due 01/17/2048		600	658
Total Israel (Cost $1,191)			1,293

ITALY 1.9%

CORPORATE BONDS & NOTES 0.2%

UniCredit SpA
7.830% due 12/04/2023		$1,900	2,172
SOVEREIGN ISSUES 1.7%
Italy Buoni Poliennali Del Tesoro
2.100% due 07/15/2026	EUR	4,700	5,496
2.500% due 11/15/2025		2,800	3,365
3.000% due 08/01/2029		6,300	7,771
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	897
			17,529
Total Italy (Cost $19,110)			19,701

JAPAN 7.6%

CORPORATE BONDS & NOTES 1.4%

Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,189
2.362% due 05/28/2021		200	200
3.105% (US0003M + 0.540%) due 08/04/2020 ~		4,400	4,407
Japan Tobacco, Inc.
2.000% due 04/13/2021		600	595
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		300	327
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		2,645	2,669
NTT Finance Corp.
1.900% due 07/21/2021		900	893
ORIX Corp.
3.250% due 12/04/2024		300	309
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,300	2,321
4.133% (US0003M + 1.680%) due 03/09/2021 ~		900	919
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	800	942
Toyota Tsusho Corp.
3.625% due 09/13/2023		$400	416
			15,187
SOVEREIGN ISSUES 6.2%

Japan Bank for International Cooperation
2.375% due 07/21/2022		400	404
2.375% due 11/16/2022		400	404
2.500% due 06/01/2022		400	406
3.250% due 07/20/2023		1,100	1,150
3.375% due 10/31/2023		1,700	1,789
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		2,000	2,026
Japan Government International Bond
0.100% due 03/10/2028 (h)	JPY	797,845	7,729
0.500% due 09/20/2046		236,000	2,285
0.500% due 03/20/2049		977,000	9,415
0.700% due 12/20/2048		897,000	9,110
1.700% due 09/20/2032		2,500,000	28,456

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,396
			64,570
Total Japan (Cost $74,626)			79,757

JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	233
2.875% due 07/31/2043		100	121
Total Jersey, Channel Islands (Cost $377)			354

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%

Kuwait International Government Bond
2.750% due 03/20/2022		$300	305
3.500% due 03/20/2027		5,400	5,757
Total Kuwait (Cost $5,673)			6,062

LITHUANIA 0.2%

SOVEREIGN ISSUES 0.2%

Lithuania Government International Bond
6.125% due 03/09/2021		$1,800	1,913
Total Lithuania (Cost $1,878)			1,913

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.6%

Allergan Funding SCS
1.500% due 11/15/2023	EUR	100	119
3.000% due 03/12/2020		$200	201
Dream Global Funding SARL
1.375% due 12/21/2021	EUR	2,200	2,548
Emerald Bay S.A.
0.000% due 10/08/2020 (f)		572	630
Medtronic Global Holdings S.C.A.
0.000% due 12/02/2022 (b)(f)		2,300	2,619
Total Luxembourg (Cost $6,094)			6,117

MALAYSIA 0.4%

SOVEREIGN ISSUES 0.4%

Malaysia Government International Bond
3.654% due 10/31/2019	MYR	15,300	3,710
Total Malaysia (Cost $3,672)			3,710

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Preferred Term Securities Ltd.
2.710% (US0003M + 0.300%) due 09/22/2037 ~		$1,017	930
Total Multinational (Cost $731)			930

NETHERLANDS 2.6%

ASSET-BACKED SECURITIES 0.8%

Accunia European CLO BV
0.950% due 07/15/2030 •	EUR	800	911
Dryden Euro CLO BV
0.880% due 01/15/2030 •		2,100	2,390
Jubilee CLO BV
0.482% due 12/15/2029 •		2,400	2,723
Tikehau CLO BV
0.000% due 12/07/2029 •(b)		2,100	2,388
			8,412
CORPORATE BONDS & NOTES 1.8%

Cooperatieve Rabobank UA
3.193% due 09/26/2023 ~		$1,900	1,901
3.875% due 09/26/2023		2,400	2,532

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

6.625% due 06/29/2021 •(i)(j)	EUR	800	1,009
6.875% due 03/19/2020 (j)		1,200	1,432
ING Bank NV
2.625% due 12/05/2022		$3,400	3,469
ING Groep NV
3.320% due 10/02/2023 ~		2,100	2,099
4.100% due 10/02/2023		2,100	2,219
JT International Financial Services BV
3.500% due 09/28/2023		1,800	1,871
Mondelez International Holdings Netherlands BV
3.192% (US0003M + 0.610%) due 10/28/2019 ~		1,000	1,002
Mylan NV
3.150% due 06/15/2021		1,000	1,000
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (i)	EUR	300	419
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$400	399
			19,352
Total Netherlands (Cost $27,366)			27,764

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.2%

DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,900	1,924
Sparebanken Soer Boligkreditt A/S
0.250% due 03/22/2021	EUR	100	115
			2,039
SOVEREIGN ISSUES 0.1%

Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	798
Total Norway (Cost $2,919)			2,837

PERU 1.8%

SOVEREIGN ISSUES 1.8%

Peru Government International Bond
5.940% due 02/12/2029	PEN	32,800	10,874
6.350% due 08/12/2028		21,900	7,471
Total Peru (Cost $16,502)			18,345

QATAR 1.6%

CORPORATE BONDS & NOTES 0.1%

Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	605

SOVEREIGN ISSUES 1.5%

Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,242
3.875% due 04/23/2023		6,000	6,300
4.000% due 03/14/2029		3,700	3,994
4.500% due 01/20/2022		300	316
4.500% due 04/23/2028		3,000	3,361
4.817% due 03/14/2049		600	689
			15,902
Total Qatar (Cost $15,395)			16,507

SAUDI ARABIA 1.4%

SOVEREIGN ISSUES 1.4%

Saudi Government International Bond
2.375% due 10/26/2021		$7,100	7,097
2.875% due 03/04/2023		1,700	1,722
3.250% due 10/26/2026		500	511
3.625% due 03/04/2028		1,100	1,132
4.000% due 04/17/2025		3,200	3,411
4.375% due 04/16/2029		800	866

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Total Saudi Arabia (Cost $14,303)			14,739

SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%

BOC Aviation Ltd.
2.750% due 09/18/2022		$400	399
3.500% due 09/18/2027		400	399
DBS Bank Ltd.
3.300% due 11/27/2021		700	717
Oversea-Chinese Banking Corp. Ltd.
2.975% due 05/17/2021 ~		1,100	1,101
Total Singapore (Cost $2,598)			2,616

SLOVENIA 0.2%

SOVEREIGN ISSUES 0.2%

Slovenia Government International Bond
5.250% due 02/18/2024		$2,210	2,488
Total Slovenia (Cost $2,303)			2,488

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%

Kookmin Bank
2.125% due 10/21/2020		$700	697

SOVEREIGN ISSUES 0.0%

Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		300	314
Total South Korea (Cost $992)			1,011

SPAIN 4.1%

CORPORATE BONDS & NOTES 0.4%

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(i)(j)	EUR	2,200	2,593
6.750% due 02/18/2020 •(i)(j)		1,000	1,171
Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)		600	719
			4,483
SOVEREIGN ISSUES 3.7%

Autonomous Community of Andalusia
4.850% due 03/17/2020		800	942
Autonomous Community of Catalonia
4.220% due 04/26/2035		300	411
4.900% due 09/15/2021		1,800	2,215
4.950% due 02/11/2020		2,550	2,982
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,058
Spain Government International Bond
0.250% due 07/30/2024		3,700	4,296
0.600% due 10/31/2029		9,300	10,738
1.400% due 07/30/2028		12,100	15,093
2.150% due 10/31/2025		500	646
			38,381
Total Spain (Cost $41,086)			42,864

SWEDEN 2.8%

CORPORATE BONDS & NOTES 2.8%

Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	33,800	3,814
1.500% due 03/18/2021	EUR	1,200	1,410
2.250% due 09/21/2022	SEK	19,900	2,299
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	6,683
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		15,500	1,734
Stadshypotek AB
1.500% due 12/15/2021		49,000	5,482
4.500% due 09/21/2022		25,000	3,083
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	2,795

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

2.000% due 06/17/2026		13,000	1,542
Swedbank Hypotek AB
1.000% due 09/15/2021		7,500	827
Total Sweden (Cost $30,280)			29,669

SWITZERLAND 0.8%

CORPORATE BONDS & NOTES 0.8%

Credit Suisse AG
0.750% due 09/17/2021	EUR	400	466
6.500% due 08/08/2023 (j)		$3,000	3,309
UBS AG
2.200% due 06/08/2020		1,600	1,599
3.000% due 12/01/2020 ~		1,300	1,305
7.625% due 08/17/2022 (j)		1,300	1,459
			8,138
SOVEREIGN ISSUES 0.0%

Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	472
Total Switzerland (Cost $8,344)			8,610

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%

First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	898
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,700	1,715
3.125% due 10/11/2027		1,500	1,559
			3,274
Total United Arab Emirates (Cost $4,088)			4,172

UNITED KINGDOM 8.2%

CORPORATE BONDS & NOTES 5.0%

Barclays Bank PLC
7.625% due 11/21/2022 (j)		$6,100	6,665
Barclays PLC
3.650% due 03/16/2025		1,900	1,914
6.500% due 09/15/2019 •(i)(j)	EUR	1,300	1,497
7.000% due 09/15/2019 •(i)(j)	GBP	400	513
8.000% due 12/15/2020 •(i)(j)	EUR	500	616
8.000% due 06/15/2024 •(i)(j)		$700	735
BAT International Finance PLC
2.750% due 06/15/2020		900	902
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 þ	GBP	700	937
FCE Bank PLC
0.189% (EUR003M + 0.500%) due 08/26/2020 ~	EUR	200	226
0.869% due 09/13/2021		500	570
1.660% due 02/11/2021		300	348
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,450
HSBC Holdings PLC
3.086% due 09/11/2021 ~		$2,200	2,202
3.816% due 09/12/2026 ~		2,200	2,203
4.292% due 09/12/2026 •		2,200	2,341
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	800	1,266
5.125% due 03/07/2025		1,600	2,452
Nationwide Building Society
3.766% due 03/08/2024 •		$800	817
RAC Bond Co. PLC
4.870% due 05/06/2046	GBP	300	375
Reckitt Benckiser Treasury Services PLC
2.903% (US0003M + 0.560%) due 06/24/2022 ~		$700	698
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •		1,900	1,921
3.875% due 09/12/2023		500	513
3.988% (US0003M + 1.470%) due 05/15/2023 ~		2,000	1,995
5.076% due 01/27/2030 •		2,200	2,387
7.500% due 08/10/2020 •(i)(j)		600	616
8.625% due 08/15/2021 •(i)(j)		2,300	2,485
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,603
4.750% due 09/15/2025		1,300	1,352

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

4.796% due 11/15/2024 •		2,100	2,232
6.750% due 06/24/2024 •(i)(j)	GBP	1,400	1,861
7.375% due 06/24/2022 •(i)(j)		800	1,081
Santander UK PLC
4.250% due 04/12/2021	EUR	500	616
Tesco PLC
6.125% due 02/24/2022	GBP	175	249
Tesco Property Finance PLC
5.411% due 07/13/2044		576	935
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	919
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,408
			52,900
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%

Aggregator of Loans Backed by Assets PLC
1.972% (BP0001M + 1.250%) due 04/24/2049 ~		1,736	2,212
Eurohome UK Mortgages PLC
0.936% due 06/15/2044 •		1,298	1,592
Eurosail PLC
0.946% due 06/10/2044 •		40	50
1.739% due 06/13/2045 •		1,088	1,372
Harben Finance PLC
1.604% due 08/20/2056 •		1,559	1,978
Lanark Master Issuer PLC
1.619% due 12/22/2069 ~		1,800	2,294
Newgate Funding PLC
1.786% due 12/15/2050 •		507	620
2.036% due 12/15/2050 •		253	309
Residential Mortgage Securities PLC
1.732% due 12/20/2046 •		832	1,058
1.982% due 09/20/2065 •		1,652	2,109
Resloc UK PLC
0.946% due 12/15/2043 •		1,472	1,764
Ripon Mortgages PLC
1.604% due 08/20/2056 •		4,141	5,254
Stanlington PLC
1.793% due 06/12/2046 •		2,882	3,663
Thrones PLC
1.656% due 11/15/2049 •		337	428
Towd Point Mortgage Funding PLC
1.855% due 10/20/2051 ~		2,900	3,697
2.004% due 02/20/2054 •		1,854	2,359
Twin Bridges PLC
1.573% due 09/12/2044 •		676	856
Uropa Securities PLC
0.986% due 06/10/2059 •		310	377
1.136% due 06/10/2059 •		76	91
1.336% due 06/10/2059 •		59	70
1.536% due 06/10/2059 •		63	75
			32,228
		SHARES

PREFERRED SECURITIES 0.1%

Nationwide Building Society
10.250% ~		2,750	529
Total United Kingdom (Cost $86,131)			85,657

		PRINCIPAL
		AMOUNT
		(000s)

UNITED STATES 57.9%

ASSET-BACKED SECURITIES 7.2%
ACE Securities Corp. Home Equity Loan Trust
3.304% due 08/25/2035 •		$1,600	1,592
Amortizing Residential Collateral Trust
3.104% due 10/25/2031 •		5	5
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.344% due 06/25/2029 •		9	9
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.764% due 10/25/2035 •		601	604
2.784% due 02/25/2036 •		1,305	1,068
Bayview Koitere Fund Trust
3.967% due 07/28/2033 þ		485	489

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 «þ	1,550	1,551
4.066% due 09/28/2033 þ	218	220
Bear Stearns Asset-Backed Securities Trust
3.064% due 10/25/2032 •	1	1
Citigroup Mortgage Loan Trust
2.564% due 12/25/2036 •	596	406
2.584% due 01/25/2037 •	2,582	1,898
2.664% due 03/25/2036 •	1,494	1,387
Citigroup Mortgage Loan Trust, Inc.
3.064% due 07/25/2035 •	2,400	2,381
Countrywide Asset-Backed Certificates
2.534% due 12/25/2036 ^•	919	865
2.544% due 06/25/2037 •	754	715
2.544% due 06/25/2047 ^•	760	685
2.604% due 06/25/2037 ^•	2,131	1,956
2.904% due 02/25/2036 •	1,848	1,842
Countrywide Asset-Backed Certificates Trust
2.594% due 06/25/2047 •	919	913
3.144% due 08/25/2047 •	563	559
Credit Suisse First Boston Mortgage Securities Corp.
3.024% due 01/25/2032 •	4	4
EMC Mortgage Loan Trust
3.304% due 05/25/2043 •	94	93
First Franklin Mortgage Loan Trust
2.519% due 07/25/2036 •	2,074	1,971
3.349% due 03/25/2035 •	1,500	1,507
GSAMP Trust
2.644% due 09/25/2036 •	4,030	1,979
2.654% due 05/25/2046 •	2,147	2,066
2.664% due 02/25/2046 •	97	94
3.274% due 11/25/2034 •	573	574
Home Equity Asset Trust
2.589% due 07/25/2037 •	72	73
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^þ	120	59
MASTR Asset-Backed Securities Trust
2.644% due 06/25/2036 •	4,217	2,460
2.904% due 10/25/2035 ^•	1,179	1,128
MASTR Specialized Loan Trust
2.774% due 01/25/2037 •	1,197	677
Merrill Lynch Mortgage Investors Trust
2.734% due 07/25/2036 •	4,609	4,438
3.124% due 05/25/2036 •	45	44
Morgan Stanley ABS Capital, Inc. Trust
2.529% due 07/25/2036 •	248	217
2.534% due 01/25/2037 •	2,234	1,267
2.544% due 05/25/2037 •	2,120	1,663
2.644% due 06/25/2036 •	1,963	1,311
3.334% due 02/25/2035 •	2,866	2,794
3.364% due 09/25/2034 •	2,245	2,258
Morgan Stanley Home Equity Loan Trust
2.634% due 04/25/2037 •	1,704	1,162
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^þ	2,067	943
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.694% due 03/25/2036 •	1,700	1,676
NovaStar Mortgage Funding Trust
2.534% due 03/25/2037 •	1,500	1,141
2.944% due 05/25/2036 •	2,800	2,631
Renaissance Home Equity Loan Trust
3.404% due 12/25/2033 •	10	10
5.294% due 01/25/2037 þ	549	290
5.731% due 11/25/2036 þ	2,020	1,117
Residential Asset Mortgage Products Trust
2.964% due 06/25/2032 •	4	4
Residential Asset Securities Corp. Trust
2.654% due 11/25/2036 ^•	5,518	4,891
3.199% due 01/25/2035 •	88	88
Saxon Asset Securities Trust
2.714% due 09/25/2047 •	2,212	2,159
Soundview Home Loan Trust
2.654% due 11/25/2036 •	2,300	2,169
2.684% due 05/25/2036 •	1,000	980
3.354% due 10/25/2037 •	1,900	1,618
Specialty Underwriting & Residential Finance Trust
2.554% due 06/25/2037 •	457	309
3.154% due 06/25/2036 •	235	237
Structured Asset Investment Loan Trust
2.577% due 07/25/2036 •	1,450	1,023
3.084% due 01/25/2033 •	1,166	1,170
3.304% due 09/25/2034 •	169	169
Structured Asset Securities Corp.
3.154% due 02/25/2035 •	3,410	3,345
Terwin Mortgage Trust
3.344% due 11/25/2033 •	41	40

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		2,400	2,430
			75,425
CORPORATE BONDS & NOTES 13.1%

AbbVie, Inc.
3.750% due 11/14/2023		2,200	2,295
AIG Global Funding
2.300% due 07/01/2022 (b)		2,600	2,601
Air Lease Corp.
3.500% due 01/15/2022		2,300	2,355
Ally Financial, Inc.
8.000% due 03/15/2020		100	104
American Honda Finance Corp.
2.915% due 11/05/2021 ~		400	401
American International Group, Inc.
3.900% due 04/01/2026		1,000	1,047
American Tower Corp.
2.250% due 01/15/2022		800	797
2.800% due 06/01/2020		400	401
3.450% due 09/15/2021		2,000	2,041
Andeavor Logistics LP
5.500% due 10/15/2019		2,200	2,210
Anheuser-Busch InBev Finance, Inc.
3.700% due 02/01/2024		1,900	2,001
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,700	2,096
3.270% due 06/01/2021 ~		$700	704
3.547% (US0003M + 0.950%) due 07/15/2021 ~		1,900	1,917
3.616% due 06/12/2024 ~		1,100	1,115
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		500	506
Bank of America Corp.
5.875% due 03/15/2028 •(i)		1,200	1,254
BAT Capital Corp.
2.297% due 08/14/2020		300	299
3.118% due 08/14/2020 ~		1,500	1,504
3.222% due 08/15/2024		800	807
4.390% due 08/15/2037		800	762
Bayer U.S. Finance LLC
2.979% due 06/25/2021 ~		900	894
3.420% due 12/15/2023 ~		800	786
4.250% due 12/15/2025		400	423
4.375% due 12/15/2028		400	422
BP Capital Markets America, Inc.
3.790% due 02/06/2024		1,300	1,378
Broadcom Corp.
3.000% due 01/15/2022		4,400	4,419
Campbell Soup Co.
2.910% due 03/16/2020 ~		200	200
3.300% due 03/15/2021		300	304
3.650% due 03/15/2023		600	618
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		300	309
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,914
5.125% due 07/01/2049 (b)		400	407
6.384% due 10/23/2035		500	588
CNH Industrial Capital LLC
4.375% due 11/06/2020		900	919
Conagra Brands, Inc.
3.092% due 10/09/2020 ~		800	798
3.800% due 10/22/2021		1,100	1,131
Continental Resources, Inc.
4.375% due 01/15/2028		400	422
Crown Castle International Corp.
3.400% due 02/15/2021		1,100	1,115
CVS Health Corp.
3.350% due 03/09/2021		400	406
3.700% due 03/09/2023		500	517
4.125% due 05/15/2021		2,326	2,389
D.R. Horton, Inc.
4.375% due 09/15/2022		400	417
Dell International LLC
4.420% due 06/15/2021		1,500	1,545
Delta Air Lines, Inc.
2.875% due 03/13/2020		500	501
Discover Bank
4.650% due 09/13/2028		2,100	2,298
Discovery Communications LLC
2.800% due 06/15/2020		200	200
2.950% due 03/20/2023		2,000	2,019
3.097% due 09/20/2019 ~		400	400
DISH DBS Corp.
7.875% due 09/01/2019		300	302

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Dominion Energy Gas Holdings LLC
3.010% due 06/15/2021 ~		700	703
Duke Energy Corp.
2.400% due 08/15/2022		1,500	1,500
3.028% due 05/14/2021 ~		900	902
EQT Corp.
3.089% due 10/01/2020 ~		1,900	1,899
Equifax, Inc.
3.388% due 08/15/2021 ~		400	399
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	600	696
Fiserv, Inc.
3.200% due 07/01/2026		$2,300	2,350
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 ~	EUR	300	334
0.100% due 12/07/2022 ~		200	219
0.121% due 05/14/2021 ~		100	112
2.681% due 01/09/2020		$1,800	1,799
3.200% due 01/15/2021		500	502
Fox Corp.
3.666% due 01/25/2022		600	620
GATX Corp.
3.285% due 11/05/2021 ~		500	498
General Electric Co.
0.375% due 05/17/2022	EUR	1,500	1,716
General Mills, Inc.
3.141% due 04/16/2021 ~		$200	200
3.200% due 04/16/2021		100	102
General Motors Financial Co., Inc.
3.442% due 04/09/2021 ~		100	100
GLP Capital LP
5.300% due 01/15/2029		1,400	1,514
Harley-Davidson Financial Services, Inc.
3.460% due 03/02/2021 ~		1,500	1,498
Harris Corp.
3.063% due 04/30/2020 ~		1,200	1,200
HCA, Inc.
5.875% due 03/15/2022		700	765
6.500% due 02/15/2020		200	205
Hewlett Packard Enterprise Co.
3.318% due 10/05/2021 ~		1,700	1,700
Jackson National Life Global Funding
2.375% due 09/15/2022 «(b)		2,600	2,603
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		1,600	1,609
Kansas City Southern
2.350% due 05/15/2020		200	200
Kilroy Realty LP
3.450% due 12/15/2024		200	206
Kinder Morgan, Inc.
5.000% due 02/15/2021		900	934
Komatsu Finance America, Inc.
2.437% due 09/11/2022		900	899
Kraft Heinz Foods Co.
3.115% due 02/10/2021 ~		1,200	1,198
3.500% due 06/06/2022		500	513
Martin Marietta Materials, Inc.
2.887% due 12/20/2019 ~		400	400
MassMutual Global Funding
2.250% due 07/01/2022 (b)		2,600	2,602
McDonald's Corp.
3.012% due 10/28/2021 ~		500	500
Metropolitan Life Global Funding
2.400% due 06/17/2022		2,100	2,112
MGM Resorts International
6.750% due 10/01/2020		300	314
Mid-America Apartments LP
4.200% due 06/15/2028		1,000	1,074
Morgan Stanley
3.095% due 02/10/2021 ~		1,500	1,502
National Rural Utilities Cooperative Finance Corp.
2.300% due 09/15/2022		1,700	1,704
Navient Corp.
5.000% due 10/26/2020		300	307
8.000% due 03/25/2020		150	156
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~		2,200	2,201
2.921% due 08/21/2020 ~		2,100	2,099
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		300	299
Northwell Healthcare, Inc.
4.260% due 11/01/2047		800	854
ONEOK, Inc.
4.550% due 07/15/2028		200	217
Pacific Gas & Electric Co.
4.250% due 05/15/2021 ^(d)		1,000	990

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Protective Life Global Funding
2.262% due 04/08/2020	3,800	3,794
Rockwell Collins, Inc.
2.800% due 03/15/2022	1,000	1,011
S&P Global, Inc.
3.300% due 08/14/2020	200	202
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	727
6.250% due 03/15/2022	400	434
Sempra Energy
2.860% due 03/15/2021 ~	800	797
Southern Co.
2.950% due 07/01/2023	1,500	1,522
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	100	100
Spectra Energy Partners LP
3.179% (US0003M + 0.700%) due 06/05/2020 ~	300	301
Spirit AeroSystems, Inc.
3.210% due 06/15/2021 ~	100	99
3.950% due 06/15/2023	2,400	2,478
Spirit Realty LP
4.000% due 07/15/2029	600	608
Springleaf Finance Corp.
8.250% due 12/15/2020	300	323
Sprint Communications, Inc.
7.000% due 03/01/2020	3,200	3,288
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	338	338
4.738% due 09/20/2029	400	416
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	700	735
Tech Data Corp.
3.700% due 02/15/2022	600	610
Textron, Inc.
3.095% due 11/10/2020 ~	1,300	1,300
Time Warner Cable LLC
5.000% due 02/01/2020	900	912
TTX Co.
2.600% due 06/15/2020	300	300
United Technologies Corp.
3.950% due 08/16/2025	700	755
4.125% due 11/16/2028	760	835
Verizon Communications, Inc.
4.016% due 12/03/2029	712	772
4.329% due 09/21/2028	496	549
Volkswagen Group of America Finance LLC
4.000% due 11/12/2021	2,300	2,374
Wells Fargo & Co.
3.691% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,823
3.813% (US0003M + 1.230%) due 10/31/2023 ~	2,700	2,753
Wells Fargo Bank N.A.
3.550% due 08/14/2023	2,200	2,296
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,847	2,896
		137,632
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

CenturyLink, Inc.
5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~	887	867
Charter Communications Operating LLC
4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,261	1,261
Hilton Worldwide Finance LLC
4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~	571	573
		2,701
MUNICIPAL BONDS & NOTES 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	1,030
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	396	518
		1,548
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~	177	166
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,736	1,684
Banc of America Mortgage Trust
4.715% due 06/25/2035 ~	99	95
BCAP LLC Trust
3.148% due 01/26/2047 •	30	28
5.250% due 08/26/2037 ~	21	21

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.443% due 05/25/2034 ~	6	5
4.013% due 09/25/2034 ~	58	58
4.345% due 08/25/2033 ~	5	5
4.392% due 05/25/2047 ^~	141	134
4.607% due 10/25/2033 ~	5	5
4.713% due 11/25/2034 ~	3	3
4.870% due 05/25/2034 ~	11	11
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •	38	39
4.016% due 08/25/2036 ^~	126	86
4.159% due 11/25/2035 ^~	313	275
4.625% due 05/25/2035 ~	9	9
Bear Stearns Structured Products, Inc. Trust
4.284% due 01/26/2036 ^~	71	63
Chase Mortgage Finance Trust
3.799% due 07/25/2037 ~	83	75
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.554% due 01/25/2036 •	1,750	1,745
Citigroup Mortgage Loan Trust
2.570% due 08/25/2036 •	5,330	2,662
4.291% due 09/25/2037 ^~	156	152
Citigroup Mortgage Loan Trust, Inc.
4.433% due 08/25/2035 ^~	1,216	1,128
Commercial Mortgage Trust
1.493% due 01/10/2046 ~(a)	3,074	122
Countrywide Alternative Loan Trust
2.593% due 07/20/2046 ^•	159	126
2.614% due 07/25/2046 ^•	1,494	1,377
2.684% due 02/25/2037 •	226	209
2.734% due 09/25/2035 •	1,113	909
2.754% due 05/25/2037 ^•	114	59
3.754% due 11/25/2047 ^•	836	742
4.004% due 11/25/2035 •	32	29
4.082% due 11/25/2035 ^~	161	151
4.419% due 02/25/2037 ^~	41	40
4.544% due 11/25/2035 •	11	10
5.250% due 06/25/2035 ^	14	13
6.250% due 12/25/2036	2,953	2,056
6.250% due 08/25/2037 ^	25	21
6.500% due 06/25/2036 ^	55	42
Countrywide Home Loan Mortgage Pass-Through Trust
2.604% due 04/25/2046 •	293	278
2.674% due 04/25/2046 •	4,003	1,826
3.164% due 09/25/2034 •	21	21
3.927% due 08/25/2034 ^~	4	4
4.178% due 08/25/2034 ^~	19	19
4.312% due 04/20/2035 ~	2	2
6.000% due 07/25/2036	1,530	1,293
Countrywide Home Loan Reperforming REMIC Trust
2.744% due 06/25/2035 •	84	81
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	166	81
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	900	5
0.885% due 11/10/2046 ~(a)	658	4
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.544% due 07/25/2047 •	551	524
GreenPoint Mortgage Funding Trust
2.944% due 11/25/2045 •	8	7
GS Mortgage Securities Corp.
1.657% due 02/10/2046 ~(a)	2,338	107
GS Mortgage Securities Trust
2.111% due 11/10/2045 ~(a)	1,786	98
GSC Capital Corp. Mortgage Trust
2.584% due 05/25/2036 ^•	1,989	1,869
GSMPS Mortgage Loan Trust
2.754% due 01/25/2036 •	2,504	2,196
GSR Mortgage Loan Trust
3.919% due 06/25/2034 ~	12	12
4.300% due 03/25/2033 •	5	5
4.813% due 01/25/2035 ~	17	17
HarborView Mortgage Loan Trust
2.723% due 06/20/2035 •	22	22
3.354% due 12/19/2036 ^•	99	98
Impac CMB Trust
3.124% due 10/25/2034 •	516	515
3.404% due 07/25/2033 •	4	4
IndyMac Mortgage Loan Trust
3.994% due 09/25/2035 ^~	65	61
JPMorgan Mortgage Trust
4.323% due 11/25/2033 ~	5	5
4.440% due 10/25/2035 ~	20	20
6.000% due 06/25/2037	2,065	1,586

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

JPMorgan Resecuritization Trust
5.437% due 07/27/2037 ~	630	639
Lehman XS Trust
2.609% due 08/25/2046 •	2,132	2,159
Luminent Mortgage Trust
2.594% due 05/25/2046 •	2,126	1,932
MASTR Alternative Loan Trust
2.804% due 03/25/2036 ^•	45	9
6.000% due 02/25/2036	776	609
Merrill Lynch Mortgage Investors Trust
4.364% due 02/25/2036 ~	90	92
4.483% due 02/25/2033 ~	6	6
4.501% due 02/25/2036 ~	23	23
4.879% due 05/25/2033 ~	18	18
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047 þ	223	145
OBX Trust
3.054% due 06/25/2057 •	1,317	1,313
Residential Accredit Loans, Inc. Trust
2.584% due 06/25/2046 •	331	133
4.004% due 08/25/2035 •	255	246
6.250% due 02/25/2037	2,512	2,357
Residential Asset Securitization Trust
2.804% due 01/25/2046 ^•	59	26
5.750% due 02/25/2036	1,281	1,278
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
2.583% due 07/20/2036 •	216	211
2.733% due 07/20/2033 •	37	37
Structured Adjustable Rate Mortgage Loan Trust
4.329% due 08/25/2035 ~	139	141
4.566% due 02/25/2034 ~	7	7
4.576% due 09/25/2035 ~	204	199
4.714% due 04/25/2034 ~	13	14
Structured Asset Mortgage Investments Trust
2.524% due 08/25/2036 •	1,737	1,624
2.614% due 05/25/2036 •	66	62
2.624% due 05/25/2036 •	155	146
2.624% due 09/25/2047 •	280	272
2.970% due 07/19/2034 •	7	7
Structured Asset Securities Corp.
2.684% due 01/25/2036 •	1,578	1,464
Structured Asset Securities Corp. Mortgage Loan Trust
2.694% due 10/25/2036 •	877	780
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ	216	117
Thornburg Mortgage Securities Trust
3.402% due 06/25/2037 •	191	177
3.452% due 06/25/2047 ^•	100	94
3.654% due 06/25/2037 ^•	151	144
4.129% due 09/25/2037 ~	20	20
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •	16	16
2.714% due 01/25/2045 •	24	24
2.764% due 10/25/2045 •	1,255	1,237
2.984% due 07/25/2045 •	571	569
3.683% due 12/25/2036 ^~	578	550
3.998% due 09/25/2036 ~	253	246
4.243% due 12/25/2035 ~	270	270
4.697% due 06/25/2033 ~	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
3.444% due 07/25/2046 ^•	46	34
6.500% due 03/25/2036	2,267	1,808
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	91	89
6.000% due 06/25/2037 ^	224	228
Wells Fargo Mortgage-Backed Securities Trust
4.934% due 04/25/2036 ~	25	25
4.988% due 06/25/2035 ~	118	123
5.750% due 02/25/2037	102	99
6.000% due 07/25/2036 ^	69	70
Wells Fargo-RBS Commercial Mortgage Trust
1.346% due 03/15/2045 ~(a)	4,749	172
		47,183
U.S. GOVERNMENT AGENCIES 26.2%

Fannie Mae
2.804% due 06/25/2036 •	44	44
4.291% due 12/01/2034 •	16	17
4.295% due 06/01/2021	2,912	3,026
4.743% due 11/01/2034 •	39	41
6.000% due 04/25/2043 - 07/25/2044	100	114
6.500% due 11/25/2042	95	108

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Fannie Mae UMBS
3.500% due 12/01/2047 - 06/01/2048		7,022	7,236
4.000% due 06/01/2048 - 09/01/2048		3,051	3,164
Fannie Mae UMBS, TBA
3.500% due 08/01/2034 - 09/01/2049		163,900	167,484
4.000% due 08/01/2049		60,500	62,501
Freddie Mac
1.112% due 11/25/2022 ~(a)		3,108	87
1.854% due 01/15/2038 ~(a)		608	40
2.859% due 01/15/2038		608	605
2.994% due 12/15/2037 •		16	16
3.500% due 07/01/2048		8,389	8,607
3.704% due 10/25/2044 •		86	87
Freddie Mac, TBA
4.000% due 07/01/2049		14,200	14,683
Ginnie Mae
3.317% due 07/20/2066 •		1,943	1,963
3.359% due 11/20/2066		3,024	3,056
3.625% due 05/20/2028 - 06/20/2030 •		19	20
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		12	12
4.000% due 01/20/2030 •		5	5
4.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~		1	0
4.125% due 11/20/2026 - 12/20/2026 •		6	7
6.000% due 08/20/2034		404	451
NCUA Guaranteed Notes
2.979% due 12/08/2020 •		611	613
Small Business Administration
5.600% due 09/01/2028		152	165
			274,152
U.S. TREASURY OBLIGATIONS 6.5%

U.S. Treasury Bonds
2.875% due 05/15/2043 (p)		300	321
3.125% due 02/15/2043 (p)		300	334
3.625% due 08/15/2043 (p)		300	362
U.S. Treasury Inflation Protected Securities (h)
0.125% due 01/15/2022 (p)		452	449
0.125% due 04/15/2022 (n)(p)		4,097	4,066
0.375% due 07/15/2025 (n)		6,572	6,647
0.375% due 07/15/2027 (n)(p)		3,865	3,902
0.500% due 01/15/2028 (l)		12,119	12,323
0.625% due 04/15/2023 (n)		1,234	1,249
0.625% due 01/15/2026 (p)		269	275
0.750% due 02/15/2045 (p)		54	54
1.000% due 02/15/2048		5,388	5,675
1.375% due 01/15/2020 (p)		236	236
1.375% due 02/15/2044 (p)		1,535	1,744
1.750% due 01/15/2028 (n)(p)		854	958
2.000% due 01/15/2026 (p)		386	430
2.375% due 01/15/2025 (p)		68	76
2.375% due 01/15/2027 (p)		380	439
2.500% due 01/15/2029		2,856	3,438
3.875% due 04/15/2029 (p)		2,331	3,123
U.S. Treasury Notes
1.125% due 06/30/2021		300	296
1.750% due 10/31/2020 (n)(p)		800	799
1.875% due 08/31/2022		100	100
2.000% due 11/30/2020 (p)		700	702
2.375% due 05/15/2029		100	103
2.625% due 06/15/2021 (n)(p)		600	610
2.875% due 04/30/2025 (l)(n)(p)		18,600	19,678
			68,389
Total United States (Cost $595,016)			607,030

SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 1.2%

Bank of Montreal
1.806% due 07/31/2019	CAD	3,400	2,592
Bank of Nova Scotia
1.773% due 07/22/2019		3,500	2,670
Royal Bank Of Canada
1.765% due 07/02/2019		3,500	2,672
1.777% due 07/26/2019		900	686
Toronto-Dominion Bank
1.787% due 07/22/2019		1,300	992

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

1.795% due 07/19/2019		3,500	2,670
			12,282
REPURCHASE AGREEMENTS (k) 0.0%
			295

JAPAN TREASURY BILLS 1.2%
(0.148)% due 09/17/2019 (f)(g)	JPY	1,340,000	12,432
U.S. TREASURY BILLS 0.0%
2.105% due 07/23/2019 - 08/29/2019 (e)(f)(p)		$275	275
Total Short-Term Instruments (Cost $25,146)			25,284
Total Investments in Securities (Cost $1,225,376)			1,256,067
		SHARES

INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%

PIMCO Short Asset Portfolio		5,456,901	54,274
PIMCO Short-Term Floating NAV Portfolio III		481,069	4,759
Total Short-Term Instruments (Cost $59,215)			59,033
Total Investments in Affiliates (Cost $59,215)			59,033
Total Investments 125.5% (Cost $1,284,591)			$1,315,100
Financial Derivative Instruments (m)(o) (0.5)%(Cost or Premiums, net $3,301)			(5,112)
Other Assets and Liabilities, net (25.0)%			(262,289)
Net Assets 100.0%			$1,047,699

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$295	U.S. Treasury Notes 2.250% due 03/31/2021	$(304)	$295	$295
Total Repurchase Agreements						$(304)	$295	$295

REVERSE REPURCHASE AGREEMENTS:

						Payable for
						Reverse
					Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Borrowed(2)	Agreements
GRE	2.610%	04/30/2019	07/22/2019		$(1,398)	$(1,404)
JPS	2.580	05/06/2019	08/06/2019		(9,390)	(9,428)
UBS	(0.370)	04/17/2019	07/18/2019	EUR	(7,349)	(8,350)
Total Reverse Repurchase Agreements						$(19,182)

SHORT SALES:

		Maturity		Principal		Payable for
Description	Coupon	Date		Amount	Proceeds	Short Sales(3)
Canada (1.2)%
Sovereign Issues (1.2)%
Canadian Government Bond	2.750%	12/01/2048	CAD	13,100	$(12,167)	$(12,548)
Total Short Sales (1.2)%					$(12,167)	$(12,548)

(l)	Securities with an aggregate market value of $20,239 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(22,613) at a weighted average interest rate of 1.381%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(78) of accrued interest.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of			Market
Description	Price	Date	Contracts	Notional Amount	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$108.000	08/23/2019	2,032	$2,032	$18	$2
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.250	08/23/2019	156	156	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.750	08/23/2019	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	33	33	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	5	5	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	46	46	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	266	266	2	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.000	08/23/2019	93	93	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	115.000	08/23/2019	52	52	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	141.500	08/23/2019	7	7	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	115	115	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	114.000	08/23/2019	7	7	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	120.000	08/23/2019	13	13	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	123.000	08/23/2019	10	10	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	125.000	08/23/2019	6	6	0	0
Total Purchased Options					$25	$3

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$125.500	07/26/2019	123	$123	$(41)	$(6)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	63	63	(26)	(77)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	123	123	(43)	(32)
Total Written Options					$(110)	$(115)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	1,138	$91,875	$157	$26	$(129)
Australia Government 10-Year Bond September Futures	09/2019	321	32,373	234	65	(183)
Call Options Strike @ EUR 177.000 on Euro-OAT France
Government 10-Year Bond September 2019 Futures (1)	08/2019	71	1	0	0	0
Call Options Strike @ EUR 185.000 on Euro-Bund 10-Year
Bond September 2019 Futures (1)	08/2019	159	2	0	0	0
Euro-Bobl September Futures	09/2019	608	92,946	456	83	0
Euro-Buxl 30-Year Bond September Futures	09/2019	21	4,845	132	4	(4)
U.S. Treasury 5-Year Note September Futures	09/2019	1,987	234,776	3,234	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	338	43,253	487	10	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	151	26,812	923	0	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2019	1,373	216,244	788	0	0
				$6,411	$188	$(344)

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2019	247	$(37,720)	$(1,493)	$0	$(183)
Euro-Bund 10-Year Bond September Futures	09/2019	235	(46,159)	(464)	0	(64)
Euro-OAT France Government 10-Year Bond September
Futures	09/2019	844	(158,228)	(3,470)	0	(230)
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2020	1,373	(216,331)	(1,432)	43	(11)
United Kingdom Long Gilt September Futures	09/2019	227	(37,563)	(246)	72	0
				$(7,105)	$115	$(488)
Total Futures Contracts				$(694)	$303	$(832)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
				Implied			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional		Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	June 30, 2019(4)	Amount(5)		(Received)	(Depreciation)	Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.074%	EUR	400	$(13)	$7	$(6)	$0	$0
Ford Motor
Credit Co.
LLC	(5.000)	Quarterly	06/20/2022	1.204		$600	(94)	28	(66)	0	(1)
Reynolds
American, Inc.	(1.000)	Quarterly	12/20/2020	0.141		1,600	(44)	23	(21)	1	0
United Utilities
PLC	(1.000)	Quarterly	12/20/2020	0.140	EUR	300	(8)	3	(5)	0	0
							$(159)	$61	$(98)	$1	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
				Implied			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at		Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2019(4)		Amount(5)	(Received)	(Depreciation)	Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	400	$6	$0	$6	$0	$0
Deutsche
Bank AG	1.000	Quarterly	12/20/2019	0.597		400	1	0	1	0	0
Shell
International
Finance BV	1.000	Quarterly	12/20/2026	0.494		100	3	1	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.459		200	(1)	5	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.213		1,000	(33)	19	(14)	1	0
							$(24)	$25	$1	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity	Notional		Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(5)		(Received)	(Depreciation)	Value(6)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$4,100	$(78)	$(6)	$(84)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		29,500	(1,376)	538	(838)	3	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		1,000	(34)	3	(31)	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		27,000	533	50	583	13	0
iTraxx Crossover 31 5-
Year Index	5.000	Quarterly	06/20/2024	EUR	1,900	239	9	248	13	0
iTraxx Europe Main 31 5-
Year Index	1.000	Quarterly	06/20/2024		29,900	725	97	822	52	0
						$9	$691	$700	$81	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
					Premiums	Unrealized
Pay Floating Rate	Receive Floating Rate	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index	Index	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
	01-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.117%	Quarterly	03/02/2020	$50,700	$0	$15	$15	$2	$0
	01-Month USD-LIBOR
3-Month USD-LIBOR(7)	+ 0.091%	Quarterly	03/18/2022	238,900	(2)	26	24	22	0
	01-Month USD-LIBOR
3-Month USD-LIBOR(7)	+ 0.084%	Quarterly	04/26/2022	48,300	0	9	9	7	0
	01-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.084%	Quarterly	06/12/2022	9,100	0	6	6	1	0
	01-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.070%	Quarterly	06/12/2022	6,900	0	8	8	1	0
	01-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.085%	Quarterly	06/19/2022	34,300	3	21	24	6	0
	01-Month USD-LIBOR
3-Month USD-LIBOR(7)	+ 0.086%	Quarterly	04/12/2023	21,500	0	5	5	6	0
	01-Month USD-LIBOR
3-Month USD-LIBOR(7)	+ 0.073%	Quarterly	04/27/2023	32,200	0	6	6	4	0
	01-Month USD-LIBOR
3-Month USD-LIBOR (7)	+ 0.088%	Quarterly	05/23/2029	5,700	0	(1)	(1)	0	0
					$1	$95	$96	$49	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/
Receive							Premiums	Unrealized
Floating			Payment	Maturity	Notional		Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount		(Received)	(Depreciation)	Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.673%	Annual	04/30/2025		$2,000	$0	$(126)	$(126)	$3	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.683	Annual	04/30/2025		5,900	2	(378)	(376)	8	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.684	Annual	04/30/2025		1,900	0	(121)	(121)	3	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.696	Annual	04/30/2025		1,900	0	(122)	(122)	2	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.710	Annual	04/30/2025		1,900	0	(124)	(124)	2	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.714	Annual	04/30/2025		4,300	0	(281)	(281)	6	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	385,400	0	(174)	(174)	0	(14)
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		591,300	(8)	(353)	(361)	0	(22)
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021		103,100	1	(633)	(632)	0	(36)
	3-Month CAD-Bank
Pay	Bill	2.250	Semi-Annual	06/19/2021	CAD	5,100	23	13	36	0	(1)
	3-Month CAD-Bank
Pay	Bill	2.500	Semi-Annual	06/19/2029		12,200	246	321	567	33	0
	3-Month CAD-Bank
Pay	Bill	2.750	Semi-Annual	12/18/2048		9,800	(64)	1,212	1,148	86	0
	3-Month CAD-Bank
Pay	Bill	2.565	Semi-Annual	03/07/2049		4,300	0	370	370	37	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	(16)	82	66	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$38,300	(114)	161	47	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		17,000	333	(283)	50	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		14,000	521	(659)	(138)	13	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		36,100	747	(741)	6	36	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		400	20	4	24	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		15,000	(427)	(721)	(1,148)	18	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		1,800	41	123	164	0	(3)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		12,700	559	636	1,195	0	(23)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		13,100	(144)	(1,316)	(1,460)	79	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,800	866	(1,313)	(447)	46	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		5,800	(23)	(998)	(1,021)	38	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		29,000	784	(5,710)	(4,926)	186	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		4,600	(636)	(183)	(819)	31	0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,500	(152)	(249)	(401)	17	0
Receive(7)	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		200	(36)	1	(35)	1	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	2,700	8	4	12	1	0
	6-Month EUR-
Receive(7)	EURIBOR	0.000	Annual	09/18/2021	EUR	76,200	(483)	(210)	(693)	0	(44)
	6-Month EUR-
Receive(7)	EURIBOR	0.000	Annual	12/18/2021		105,200	(880)	(68)	(948)	0	(57)
	6-Month EUR-
Pay (7)	EURIBOR	0.250	Annual	09/18/2024		75,000	431	1,585	2,016	156	0
	6-Month EUR-
Pay(7)	EURIBOR	0.000	Annual	12/18/2024		74,900	458	355	813	152	0
	6-Month EUR-
Pay(7)	EURIBOR	1.000	Annual	03/08/2029		13,500	(64)	432	368	28	0
	6-Month EUR-
Pay(7)	EURIBOR	1.310	Annual	06/19/2029		39,900	1,304	386	1,690	82	0
	6-Month EUR-
Pay(7)	EURIBOR	0.750	Annual	09/18/2029		28,000	1,002	777	1,779	113	0
	6-Month EUR-
Pay(7)	EURIBOR	0.500	Annual	12/18/2029		62,500	1,199	733	1,932	242	0
	6-Month EUR-
Receive(7)	EURIBOR	1.250	Annual	09/18/2049		18,000	(71)	(2,963)	(3,034)	0	(105)
	6-Month EUR-
Receive(7)	EURIBOR	1.250	Annual	09/18/2049		1,200	(138)	(64)	(202)	0	(9)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021	GBP	23,400	(85)	185	100	0	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	12/18/2021		22,700	(66)	20	(46)	0	0
Pay(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		3,200	72	(3)	69	0	(2)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		22,500	91	26	117	0	(15)
Pay(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		15,200	111	717	828	0	(15)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		5,000	(22)	(18)	(40)	0	(5)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		7,800	9	(683)	(674)	35	0
Receive(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		700	(15)	13	(2)	3	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	950,000	(5)	(12)	(17)	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		10,450,000	(1,001)	(767)	(1,768)	0	(88)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Receive	6-Month JPY-LIBOR	0.400 Semi-Annual	06/19/2039	2,160,000	39	(498)	(459)	0	(39)
Receive	6-Month JPY-LIBOR	0.500 Semi-Annual	06/19/2049	410,000	(28)	(95)	(123)	0	(8)
					$4,389	$(11,710)	$(7,321)	$1,466	$(486)
Total Swap Agreements					$4,216	$(10,838)	$(6,622)	$1,598	$(487)

(n)	Securities with an aggregate market value of $19,343 and cash of $2,373 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	Future styled option.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement	Currency to		Currency to
Counterparty	Month	be Delivered		be Received		Asset	Liability
BOA	07/2019	AUD	2,008		$1,378	$0	$(32)
	07/2019	CAD	7,271		5,494	0	(58)
	07/2019	DKK	153,173		23,398	64	0
	07/2019	EUR	2,425		2,739	0	(18)
	07/2019	GBP	364		463	0	0
	07/2019	RON	27,736	EUR	5,704	0	(176)
	07/2019		$6,313	AUD	9,061	48	0
	07/2019		4,428	CAD	5,825	19	0
	07/2019		575	COP	1,871,798	7	0
	07/2019		158,575	EUR	139,542	98	0
	07/2019		1,356	GBP	1,067	0	(1)
	07/2019		62	NOK	536	1	0
	07/2019		7,320	NZD	11,254	241	0
	08/2019	CAD	5,825		$4,432	0	(20)
	08/2019	EUR	139,429		158,851	0	(101)
	08/2019		$3,379	CAD	4,534	87	0
	09/2019	ILS	2,544		$714	0	(2)
	09/2019	SGD	9,582		7,000	0	(90)
	09/2019		$5,331	IDR	78,496,715	172	0
	09/2019		711	ILS	2,538	4	0
	11/2019	TWD	20,212		$644	0	(12)
	03/2020	RON	4,736	EUR	955	0	(24)
BPS	07/2019	AUD	9,035		$6,289	0	(54)
	07/2019	CAD	2,082		1,582	0	(8)
	07/2019	CHF	3,039		3,123	9	0
	07/2019	DKK	7,140		1,086	0	(1)
	07/2019	EUR	20,587		23,200	19	(229)
	07/2019	JPY	167,003		1,563	14	0
	07/2019	NOK	505		58	0	(1)
	07/2019	PEN	6,075		1,843	0	(1)
	07/2019	SEK	2,360		251	0	(3)
	07/2019		$12	ARS	586	1	0
	07/2019		2,045	CNH	14,012	0	(6)
	07/2019		17,705	EUR	15,690	144	(8)
	07/2019		57,151	GBP	45,059	72	0
	07/2019		7,855	JPY	845,699	0	(10)
	07/2019		8,887	NOK	75,943	18	(2)
	07/2019		1,836	PEN	6,075	8	0
	07/2019		4,037	SEK	37,450	0	(4)
	08/2019	EUR	5,540		$6,325	8	0
	08/2019	GBP	45,059		57,238	0	(74)
	08/2019	JPY	1,277,399		11,840	10	(53)
	08/2019	NOK	39,908		4,686	2	0
	08/2019		$977	ARS	43,604	0	(7)
	08/2019		296	CAD	399	9	0
	08/2019		1,328	JPY	143,200	5	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	08/2019		11,938	MXN	234,236	180	0
	08/2019		4,815	SEK	44,590	0	(2)
	09/2019	EUR	70	TRY	475	0	(1)
	09/2019	PEN	4,970		$1,485	0	(21)
	09/2019		$6,659	CNH	46,182	60	0
	09/2019		2,145	IDR	30,964,650	26	0
	09/2019		3,264	PEN	10,885	32	0
	10/2019	INR	279,783		$3,976	0	(25)
	03/2020	RON	4,128	EUR	831	0	(22)
	05/2020		$12,357	INR	907,869	316	0
BRC	07/2019	DKK	21,275		$3,242	1	0
	07/2019	GBP	1,974		2,517	10	0
	08/2019	HKD	19,403		2,481	0	(3)
	08/2019	JPY	671,200		6,200	0	(46)
	08/2019		$1,834	HKD	14,354	4	0
	11/2019		2,178	TWD	67,518	16	0
	12/2019	HKD	14,354		$1,835	0	(4)
	04/2020	INR	913,067		12,586	0	(170)
BSS	07/2019	BRL	38,700		10,099	20	0
	07/2019		$9,907	BRL	38,700	171	0
	01/2020	BRL	78,500		$19,807	0	(294)
CBK	07/2019	CHF	4,257		4,269	0	(92)
	07/2019	CLP	432,852		639	0	0
	07/2019	CNH	14,483		2,149	41	0
	07/2019	DKK	44,040		6,698	4	(15)
	07/2019	EUR	5,855	RON	27,736	4	0
	07/2019		8,431		$9,573	8	(22)
	07/2019	KRW	4,676,310		4,014	0	(28)
	07/2019	NOK	93,614		10,887	18	(105)
	07/2019	PEN	10,553		3,202	0	(1)
	07/2019	SEK	54,195		5,766	0	(71)
	07/2019		$4,271	AUD	6,141	40	0
	07/2019		2,991	CAD	3,937	18	(2)
	07/2019		536	CLP	372,949	15	0
	07/2019		2,043	CNH	14,012	0	(4)
	07/2019		35,376	DKK	232,596	58	0
	07/2019		5,727	GBP	4,512	7	(4)
	07/2019		1,449	JPY	156,671	5	0
	07/2019		12,188	SEK	114,147	106	(1)
	07/2019		622	TRY	3,611	1	0
	08/2019	CAD	11,502		$8,596	2	(198)
	08/2019	JPY	238,500		2,214	0	(5)
	08/2019	MXN	154,760		7,820	0	(186)
	08/2019		$1,715	CAD	2,292	37	0
	08/2019		3,415	HKD	26,737	8	0
	08/2019		1,395	JPY	151,800	18	0
	08/2019		6,683	NOK	56,799	0	(18)
	09/2019	CNH	238,038		$34,300	0	(331)
	09/2019	EUR	572	TRY	3,886	0	(6)
	09/2019	HKD	4,130		$529	0	0
	09/2019	ILS	1,521		424	0	(4)
	09/2019		$639	CLP	432,852	0	0
	09/2019		3,192	PEN	10,553	2	0
	10/2019	DKK	232,596		$35,648	0	(57)
	10/2019	PEN	62,299		18,729	0	(108)
	10/2019	RON	27,736	EUR	5,801	0	(5)
	10/2019		$4,491	PEN	15,100	74	0
	10/2019		1,354	RON	5,715	18	0
	12/2019	HKD	26,737		$3,417	0	(10)
	01/2020	BRL	38,600		9,537	0	(347)
	03/2020	RON	4,158	EUR	838	0	(22)
DUB	07/2019		$1,685	TRY	9,764	0	(3)
	09/2019		3,227	CNH	22,363	26	0
	09/2019		10	IDR	144,360	0	0
	11/2019		1,643	TWD	51,245	22	0
FBF	11/2019		1,053		32,901	16	0
GLM	07/2019	CHF	1,502		$1,547	9	0
	07/2019	CLP	2,267,531		3,344	0	(3)
	07/2019	DKK	2,100		317	0	(3)
	07/2019	EUR	104,404		116,805	0	(1,912)
	07/2019	GBP	295		376	1	0
	07/2019		$1,423	NZD	2,163	30	0
	07/2019		185	PLN	693	1	0
	08/2019	MXN	46,758		$2,352	0	(67)
	08/2019	NZD	558		365	0	(10)
	08/2019	RUB	438,054		6,653	0	(218)
	08/2019		$5,219	RUB	343,055	175	0
	09/2019	CNH	20,442		$2,947	0	(27)
	09/2019	JPY	1,340,000		12,457	0	(41)
	09/2019		$3,344	CLP	2,267,531	3	0
	09/2019		1,171	RUB	76,822	31	0
	10/2019		3,116	RON	13,290	75	0
	03/2020	EUR	848		4,124	2	0
HUS	07/2019	BRL	90,672		$23,661	48	0
	07/2019	CAD	10,625		7,966	0	(149)
	07/2019	CNH	98,117		14,378	97	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	07/2019	NZD	4,763		3,154	0	(46)
	07/2019		$9	ARS	453	1	0
	07/2019		23,721	BRL	90,672	0	(108)
	07/2019		1,423	CAD	1,916	40	0
	07/2019		1,593	CLP	1,108,409	43	0
	07/2019		14,707	CNH	100,940	0	(15)
	07/2019		5,792	NOK	50,466	124	0
	07/2019		12,482	RUB	828,189	594	0
	07/2019		1,093	TRY	6,323	0	(3)
	08/2019	BRL	90,672		$23,650	104	0
	08/2019	MXN	9,773		506	0	0
	08/2019		$3,640	HKD	28,514	11	0
	08/2019		11,987	JPY	1,290,500	32	(10)
	09/2019	CNH	144,538		$20,800	0	(228)
	09/2019	SGD	791		580	0	(5)
	09/2019		$12,101	CNH	83,303	36	(18)
	09/2019		2,762	IDR	39,890,937	34	0
	10/2019	INR	212,053		$2,885	0	(148)
	10/2019		$6,780	INR	491,836	254	0
	11/2019	TWD	173,640		$5,547	0	(94)
	11/2019		$2,233	TWD	69,614	29	0
	12/2019	HKD	55,674		$7,121	0	(14)
	04/2020		$12,443	INR	913,067	313	0
IND	07/2019	SEK	343,656		$35,851	0	(1,156)
	07/2019		$812	PEN	2,707	10	0
JPM	07/2019	BRL	38,700		$10,158	80	0
	07/2019	CHF	2,839		2,836	0	(73)
	07/2019	CNH	4,160		611	6	0
	07/2019	DKK	9,775		1,484	0	(5)
	07/2019	EUR	29,171		32,942	0	(228)
	07/2019	GBP	4,165		5,243	0	(46)
	07/2019	INR	871,169		12,420	0	(204)
	07/2019	JPY	3,952,465		36,279	0	(381)
	07/2019	KRW	1,165		1	0	0
	07/2019	SEK	37,450		4,037	4	0
	07/2019		$10,096	BRL	38,700	2	(19)
	07/2019		13,648	CHF	13,381	69	(8)
	07/2019		589	DKK	3,885	3	0
	07/2019		3,349	GBP	2,658	26	0
	07/2019		6,513	INR	453,544	59	0
	07/2019		3,655	NOK	31,080	0	(11)
	07/2019		2,349	PEN	7,846	33	0
	07/2019		5,898	PLN	22,011	0	(1)
	07/2019		1,425	SEK	13,534	32	0
	07/2019		674	TRY	3,911	0	0
	08/2019	CHF	7,664		$7,885	8	0
	08/2019	JPY	201,500		1,877	2	0
	08/2019	MXN	22,048		1,112	0	(28)
	08/2019		$4,046	SEK	37,450	0	(4)
	09/2019	CNH	23,285		$3,355	0	(33)
	09/2019		$6,780	COP	22,896,579	310	0
	09/2019		1,008	IDR	14,543,424	12	0
	10/2019		2,041	DKK	13,285	0	(2)
	05/2020	INR	453,544		$6,294	0	(37)
MSB	07/2019	CNH	12,205		1,786	9	0
	07/2019		$633	CLP	432,852	6	0
	07/2019		630	TRY	3,645	0	(2)
	09/2019		3,390	RUB	224,340	121	0
	10/2019	RON	1,070		$251	0	(6)
	11/2019	MYR	15,580		3,728	0	(37)
	03/2020	RON	4,165	EUR	838	0	(23)
MYI	07/2019	AUD	4,134		$2,882	0	(20)
	07/2019	CAD	7,800		5,941	0	(19)
	07/2019	CHF	1,744		1,749	0	(38)
	07/2019	NOK	53,590		6,317	34	0
	07/2019		$6,927	ZAR	101,547	277	0
	08/2019	AUD	5,169		$3,613	0	(21)
	08/2019	CHF	525		526	0	(14)
	08/2019		$149	CAD	200	4	0
	08/2019		2,141	HKD	16,762	5	0
	09/2019		608		4,756	1	0
	12/2019	HKD	21,518		$2,750	0	(7)
	06/2021		$65	EUR	51	0	(4)
NGF	09/2019	TRY	4,369		642	5	0
RBC	07/2019	COP	1,871,798		$589	7	0
	09/2019		$586	COP	1,871,798	0	(7)
RYL	07/2019		552	CLP	381,294	11	0
	08/2019	CHF	531		$538	0	(8)
	09/2019	HKD	4,756		608	0	(1)
	09/2019	TWD	18,085		577	0	(9)
	10/2019	RON	4,411	EUR	924	1	0
	10/2019		$3,314	RON	14,212	99	0
	03/2020	EUR	909		4,411	0	(1)
SCX	07/2019	BRL	92,648		$22,985	0	(1,142)
	07/2019	GBP	48,800		61,792	10	(192)
	07/2019	JPY	773,403		7,128	0	(46)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	07/2019	NOK	7,436		850	0	(22)
	07/2019		$24,176	BRL	92,648	0	(49)
	07/2019		7,042	GBP	5,576	39	0
	07/2019		2,873	JPY	311,101	13	0
	07/2019		37,312	SEK	346,016	0	(51)
	08/2019	SEK	346,016		$37,399	49	0
	08/2019		$4,737	GBP	3,716	0	(10)
	09/2019	CNH	25,020		$3,606	0	(34)
	09/2019	CNY	5,722		826	0	(7)
	09/2019		$3,054	CNH	21,120	18	0
	11/2019	TWD	25,839		$826	0	(14)
	11/2019		$456	TWD	14,204	6	0
SOG	08/2019	RUB	22,573		$342	0	(13)
	09/2019		$450	IDR	6,517,350	7	0
SSB	07/2019		6,010	INR	417,625	42	0
	08/2019	HKD	109,718		$14,028	0	(20)
	08/2019	JPY	294,140		2,724	0	(13)
	08/2019		$1,951	JPY	210,000	4	0
	05/2020	INR	454,325		$6,320	0	(22)
TOR	07/2019		$585	CLP	404,879	13	0
	08/2019		7,942	BRL	30,515	0	(18)
	08/2019		1,522	CAD	2,042	39	0
UAG	07/2019	NOK	2,880		$334	0	(4)
	07/2019	NZD	8,620		5,708	0	(83)
	07/2019	SEK	73,486		7,926	12	0
	07/2019	TRY	27,254		4,575	0	(121)
	07/2019		$10,397	EUR	9,268	141	0
	07/2019		33,256	JPY	3,579,400	0	(56)
	07/2019		1,830	PLN	6,835	1	0
	07/2019		570	ZAR	8,447	29	0
	08/2019	JPY	3,714,400		$34,573	55	(18)
	08/2019	NZD	1,645		1,084	0	(22)
	08/2019		$7,946	SEK	73,486	0	(12)
	09/2019	KRW	4,339,900		$3,762	4	0
	03/2020	EUR	1,749	RON	8,515	5	0
Total Forward Foreign Currency Contracts						$6,254	$(10,769)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional		Market
Counterparty	Description		Price	Date	Amount(1)	Cost	Value
HUS	Call - OTC AUD versus CAD	CAD	0.940	09/13/2019	11,100	$31	$27
	Call - OTC USD versus INR	INR	82.000	10/16/2019	16,600	117	1
						$148	$28

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	Cost	Value
	Put - OTC 2-Year Interest Rate
MYC	Swap	3-Month JPY-LIBOR	Receive	0.147%	06/29/2020	854,000	$10	$9

Total Purchased Options							$158	$37

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount(1)	(Received)	Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	1,800	$(2)	$0
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	1,900	(2)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,800	(2)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	400	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	2,200	(4)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,700	(4)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	2,500	(3)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	2,400	(4)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,900	(2)	0
						$(23)	$(3)

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount(1)	(Received)	Value
GLM	Put - OTC USD versus COP	COP	3,165.000	08/29/2019	5,080	$(42)	$(40)
	Put - OTC USD versus ZAR	ZAR	14.200	07/18/2019	3,730	(21)	(61)
HUS	Put - OTC AUD versus CAD	CAD	0.905	09/13/2019	11,100	(34)	(38)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Put - OTC USD versus CNH	CNH	6.795	07/22/2019	7,870	(21)	(19)
Call - OTC USD versus CNH		6.945	07/22/2019	7,870	(14)	(23)
					$(132)	$(181)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	(Received)	Value
	Put - OTC 2-Year Interest Rate
MYC	Swap	3-Month JPY-LIBOR	Pay	0.047%	06/29/2020	1,708,000	$(6)	$(6)
Total Written Options							$(161)	$(190)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	(Pay) Rate	Frequency	Date	June 30, 2019(4)	Amount(5)	Paid/(Received)	(Depreciation)	Asset	Liability
	Japan Government International
BOA	Bond	(1.000)%	Quarterly	06/20/2022	0.103%	$400	$(14)	$3	$0	$(11)
	Japan Government International
BPS	Bond	(1.000)	Quarterly	06/20/2022	0.103	3,100	(111)	29	0	(82)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.245	2,700	(67)	(13)	0	(80)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	1,500	(29)	(10)	0	(39)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.103	2,800	(97)	22	0	(75)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.245	3,200	(80)	(14)	0	(94)
	Japan Government International
CBK	Bond	(1.000)	Quarterly	06/20/2022	0.103	800	(28)	7	0	(21)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	2,700	(52)	(19)	0	(71)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.103	2,600	(91)	22	0	(69)
	South Korea Government
HUS	International Bond	(1.000)	Quarterly	06/20/2023	0.245	1,500	(37)	(7)	0	(44)
	South Korea Government
JPM	International Bond	(1.000)	Quarterly	06/20/2023	0.245	2,000	(48)	(11)	0	(59)
							$(654)	$9	$0	$(645)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	June 30, 2019(4)	Amount(5)	Paid/(Received)	(Depreciation)	Asset	Liability
	South Africa Government
CBK	International Bond	1.000%	Quarterly	06/20/2023	1.389%	$100	$(5)	$4	$0	$(1)
	South Africa Government
GST	International Bond	1.000	Quarterly	06/20/2024	1.673	800	(35)	10	0	(25)
	South Africa Government
JPM	International Bond	1.000	Quarterly	06/20/2023	1.389	500	(26)	19	0	(7)
							$(66)	$33	$0	$(33)

INTEREST RATE SWAPS

										Swap Agreements, at Value
	Pay/								Unrealized
	Receive			Payment	Maturity	Notional		Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount		Paid/(Received)	(Depreciation)	Asset	Liability
BPS	Receive	1-Year ILS-TELBOR	1.950%	Annual	06/20/2028	ILS	10,800	$(141)	$(10)	$0	$(151)
BRC	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		10,800	0	151	151	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		3,200	0	28	28	0
JPM	Pay	1-Year ILS-TELBOR	1.018	Annual	03/01/2024		76,100	0	358	358	0
								$(141)	$527	$537	$(151)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(7)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
		iBoxx USD Liquid High		2.387% (3-Month
BRC	Receive	Yield Index	N/A	USD-LIBOR)	Maturity	03/20/2020	$4,800	$29	$(163)	$0	$(134)
		iBoxx USD Liquid High		2.387% (3-Month
GST	Receive	Yield Index	N/A	USD-LIBOR)	Maturity	09/20/2019	2,700	0	(200)	0	(200)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

		iBoxx USD Liquid High		2.387% (3-Month
	Receive	Yield Index	N/A	USD-LIBOR)	Maturity	12/20/2019	1,300	0	(79)	0	(79)
		iBoxx USD Liquid High		2.387% (3-Month
JPM	Receive	Yield Index	N/A	USD-LIBOR)	Maturity	09/20/2019	2,100	3	(124)	0	(121)
		iBoxx USD Liquid High		2.387% (3-Month
MYC	Receive	Yield Index	N/A	USD-LIBOR)	Maturity	09/20/2019	1,500	2	(90)	0	(88)
								$34	$(656)	$0	$(622)
Total Swap Agreements								$(827)	$(87)	$537	$(1,451)

(p)	Securities with an aggregate market value of $6,149 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$911	$0	$911
Australia
Asset-Backed Securities	0	615	0	615
Corporate Bonds & Notes	0	3,063	0	3,063
Non-Agency Mortgage-Backed Securities	0	983	0	983
Brazil
Corporate Bonds & Notes	0	5,592	0	5,592
Sovereign Issues	0	53,412	0	53,412
Canada
Corporate Bonds & Notes	0	8,280	0	8,280
Non-Agency Mortgage-Backed Securities	0	1,879	0	1,879
Sovereign Issues	0	3,512	0	3,512
Cayman Islands
Asset-Backed Securities	0	21,245	0	21,245
Corporate Bonds & Notes	0	18,857	0	18,857
China
Corporate Bonds & Notes	0	701	0	701
Sovereign Issues	0	40,313	0	40,313
Denmark
Corporate Bonds & Notes	0	35,639	0	35,639
France
Corporate Bonds & Notes	0	1,890	0	1,890
Sovereign Issues	0	13,736	0	13,736
Germany
Asset-Backed Securities	0	1,182	0	1,182
Corporate Bonds & Notes	0	11,713	0	11,713
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,037	0	1,037
Hong Kong
Corporate Bonds & Notes	0	638	0	638
India
Corporate Bonds & Notes	0	3,420	0	3,420
Indonesia
Corporate Bonds & Notes	0	422	0	422
Ireland
Asset-Backed Securities	0	5,166	0	5,166
Corporate Bonds & Notes	0	11,226	0	11,226
Sovereign Issues	0	1,205	0	1,205
Israel
Sovereign Issues	0	1,293	0	1,293
Italy
Corporate Bonds & Notes	0	2,172	0	2,172
Sovereign Issues	0	17,529	0	17,529
Japan
Corporate Bonds & Notes	0	15,187	0	15,187
Sovereign Issues	0	64,570	0	64,570
Jersey, Channel Islands
Corporate Bonds & Notes	0	354	0	354
Kuwait
Sovereign Issues	0	6,062	0	6,062
Lithuania
Sovereign Issues	0	1,913	0	1,913
Luxembourg
Corporate Bonds & Notes	0	6,117	0	6,117
Malaysia
Sovereign Issues	0	3,710	0	3,710
Multinational
Corporate Bonds & Notes	0	930	0	930
Netherlands
Asset-Backed Securities	0	8,412	0	8,412
Corporate Bonds & Notes	0	19,352	0	19,352
Norway
Corporate Bonds & Notes	0	2,039	0	2,039
Sovereign Issues	0	798	0	798
Peru
Sovereign Issues	0	18,345	0	18,345
Qatar
Corporate Bonds & Notes	0	605	0	605
Sovereign Issues	0	15,902	0	15,902
Saudi Arabia
Sovereign Issues	0	14,739	0	14,739
Singapore
Corporate Bonds & Notes	0	2,616	0	2,616
Slovenia
Sovereign Issues	0	2,488	0	2,488
South Korea
Corporate Bonds & Notes	0	697	0	697
Sovereign Issues	0	314	0	314
Spain
Corporate Bonds & Notes	0	4,483	0	4,483
Sovereign Issues	0	38,381	0	38,381
Sweden
Corporate Bonds & Notes	0	29,669	0	29,669
Switzerland

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Corporate Bonds & Notes	0	8,138	0	8,138
Sovereign Issues	0	472	0	472
United Arab Emirates
Corporate Bonds & Notes	0	898	0	898
Sovereign Issues	0	3,274	0	3,274
United Kingdom
Corporate Bonds & Notes	0	52,900	0	52,900
Non-Agency Mortgage-Backed Securities	0	32,228	0	32,228
Preferred Securities	0	529	0	529
United States
Asset-Backed Securities	0	73,874	1,551	75,425
Corporate Bonds & Notes	0	135,029	2,603	137,632
Loan Participations and Assignments	0	2,701	0	2,701
Municipal Bonds & Notes	0	1,548	0	1,548
Non-Agency Mortgage-Backed Securities	0	47,183	0	47,183
U.S. Government Agencies	0	274,152	0	274,152
U.S. Treasury Obligations	0	68,389	0	68,389
Short-Term Instruments
Commercial Paper	0	12,282	0	12,282
Repurchase Agreements	0	295	0	295
Japan Treasury Bills	0	12,432	0	12,432
U.S. Treasury Bills	0	275	0	275

	$0	$1,251,913	$4,154	$1,256,067
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,033	$0	$0	$59,033

Total Investments	$59,033	$1,251,913	$4,154	$1,315,100

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(12,548)	$0	$(12,548)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	303	1,601	0	1,904
Over the counter	0	6,828	0	6,828

	$303	$8,429	$0	$8,732
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(832)	(602)	0	(1,434)
Over the counter	0	(12,410)	0	(12,410)

	$(832)	$(13,012)	$0	$(13,844)

Total Financial Derivative Instruments	$(529)	$(4,583)	$0	$(5,112)

Totals	$58,504	$1,234,782	$4,154	$1,297,440

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	5,220	$106
63.705% due 06/21/2020 ~(a)		10,410	239
Total Argentina (Cost $763)			345
AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.3%
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023		$700	715
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Liberty Funding Pty. Ltd. 2.605% due 01/25/2049 •	AUD	306	215
Puma 2.085% due 10/18/2045 •		488	342
Swan Trust 2.505% due 04/25/2041 •		462	325
			882
Total Australia (Cost $1,832)			1,597
BRAZIL 6.5%
CORPORATE BONDS & NOTES 0.9%
Petrobras Global Finance BV
5.999% due 01/27/2028		$700	745
7.250% due 03/17/2044		600	673
7.375% due 01/17/2027		800	920
			2,338
SOVEREIGN ISSUES 5.6%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	33,100	8,366
Brazil Notas do Tesouro Nacional 6.000% due 05/15/2021 (f)		24,215	6,715
			15,081
Total Brazil (Cost $16,765)			17,419
CANADA 1.2%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$195	197
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		300	301
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	400	488
			986
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canadian Mortgage Pools
2.078% due 06/01/2020	CAD	348	266
2.278% due 07/01/2020		1,006	770
2.278% due 08/01/2020		332	254
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		269	209
			1,499
SOVEREIGN ISSUES 0.2%
Canadian Government Real Return Bond 1.500% due 12/01/2044 (f)		471	461

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Total Canada (Cost $2,914)			2,946
CAYMAN ISLANDS 4.7%
ASSET-BACKED SECURITIES 2.8%
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		$200	199
Figueroa CLO Ltd.
3.237% due 06/20/2027 •		800	798
3.497% due 01/15/2027 •		771	771
Flagship CLO Ltd. 3.451% due 01/16/2026 •		743	743
Flagship Ltd. 3.712% due 01/20/2026 •		411	411
LCM LP 3.632% due 10/20/2027 •		700	700
Palmer Square Loan Funding Ltd. 3.418% due 11/15/2026 •		643	642
Sound Point CLO Ltd. 3.482% due 01/20/2028 •		800	799
THL Credit Wind River CLO Ltd. 0.000% due 01/15/2026 •(b)		700	700
Tralee CLO Ltd. 3.702% due 10/20/2028 •		700	698
Venture CLO Ltd. 3.667% due 04/15/2027		200	200
Zais CLO Ltd. 3.747% due 04/15/2028 •		700	701
			7,362
CORPORATE BONDS & NOTES 1.9%
Ambac LSNI LLC 7.319% due 02/12/2023 ~		1	1
Goodman HK Finance 4.375% due 06/19/2024		300	315
KSA Sukuk Ltd. 2.894% due 04/20/2022		500	506
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,200	1,270
QNB Finance Ltd. 3.872% due 05/31/2021 ~		2,200	2,230
Sands China Ltd.
4.600% due 08/08/2023		300	316
5.125% due 08/08/2025		200	215
5.400% due 08/08/2028		200	218
			5,071
Total Cayman Islands (Cost $12,349)			12,433
CHINA 3.9%
SOVEREIGN ISSUES 3.9%
China Development Bank
3.050% due 08/25/2026	CNY	6,900	959
3.680% due 02/26/2026		26,600	3,859
4.040% due 04/10/2027		12,000	1,771
4.150% due 10/26/2025		3,400	507
4.240% due 08/24/2027		20,700	3,098
China Government International Bond 2.740% due 08/04/2026		1,000	140
Total China (Cost $10,246)			10,334
DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.500% due 10/01/2050	DKK	3,100	480
2.000% due 10/01/2047		5,904	929
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2050		1,000	155
2.000% due 10/01/2047		2,601	409
2.000% due 10/01/2050		5,031	792
Nykredit Realkredit A/S
1.500% due 10/01/2050		11,300	1,752
2.000% due 10/01/2047		9,703	1,528
2.500% due 10/01/2036		113	18
2.500% due 10/01/2047		28	4
Realkredit Danmark A/S
2.000% due 10/01/2047		28,388	4,467
2.500% due 07/01/2036		140	23

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

2.500% due 07/01/2047		70	11
Total Denmark (Cost $9,935)			10,568
FRANCE 5.5%
SOVEREIGN ISSUES 5.5%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	6,300	9,225
3.250% due 05/25/2045 (j)		3,000	5,398
Total France (Cost $10,989)			14,623
GERMANY 1.5%
ASSET-BACKED SECURITIES 0.1%
Driver Multi-Compartment S.A. 0.009% due 02/21/2026 •	EUR	346	394
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG 4.250% due 10/14/2021		$1,700	1,723
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		500	501
Kreditanstalt fuer Wiederaufbau 5.000% due 03/19/2024	AUD	100	82
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	309
5.375% due 04/23/2024	NZD	1,500	1,172
			3,787
Total Germany (Cost $4,258)			4,181
GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,200	1,245
Total Guernsey, Channel Islands (Cost $1,198)			1,245
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$200	213
Total Hong Kong (Cost $199)			213
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd. 3.500% due 03/18/2020		$200	201
Total India (Cost $199)			201
INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%

Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$200	211
Total Indonesia (Cost $199)			211
IRELAND 1.0%
ASSET-BACKED SECURITIES 0.7%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	250	286
Dorchester Park CLO DAC 3.492% due 04/20/2028 •		$800	795
Toro European CLO DAC 0.900% due 10/15/2030 •	EUR	700	798
			1,879
CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$700	718

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		200	200
			918
Total Ireland (Cost $2,813)			2,797
ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$300	317
4.125% due 01/17/2048		200	220
Total Israel (Cost $496)			537
ITALY 3.3%
CORPORATE BONDS & NOTES 0.3%
UniCredit SpA 7.830% due 12/04/2023		$600	686
SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (j)	EUR	1,300	1,484
2.100% due 07/15/2026		1,200	1,403
2.500% due 11/15/2025 (j)		1,000	1,202
3.000% due 08/01/2029		1,700	2,097
Italy Government International Bond 6.000% due 08/04/2028	GBP	1,200	1,795
			7,981
Total Italy (Cost $8,476)			8,667
JAPAN 6.7%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd. 3.105% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,202
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021		288	291
ORIX Corp. 3.250% due 12/04/2024		100	103
Sumitomo Mitsui Financial Group, Inc. 4.133% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,021
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	235
			2,852
SOVEREIGN ISSUES 5.6%
Development Bank of Japan, Inc. 2.125% due 09/01/2022		$200	200
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	202
2.375% due 11/16/2022		200	202
3.250% due 07/20/2023		400	418
3.375% due 10/31/2023		400	421
Japan Finance Organization for Municipalities 3.000% due 03/12/2024		1,300	1,348
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	222,185	2,153
0.500% due 09/20/2046		68,000	658
0.500% due 03/20/2049		200,000	1,927
0.700% due 12/20/2048		250,000	2,539
1.400% due 09/20/2034		160,000	1,783
1.700% due 09/20/2032		280,000	3,187
			15,038
Total Japan (Cost $16,549)			17,890
KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	203
3.500% due 03/20/2027		2,000	2,132

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Total Kuwait (Cost $2,184)			2,335
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$500	532
Total Lithuania (Cost $522)			532
LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	1,072	1,181
Total Luxembourg (Cost $1,192)			1,181
MULTINATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
Preferred Term Securities Ltd. 2.910% (US0003M + 0.500%) due 03/23/2035 ~		$1,386	1,310
Total Multinational (Cost $1,039)			1,310
NETHERLANDS 2.6%
ASSET-BACKED SECURITIES 0.6%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	285
Babson Euro CLO BV 0.509% due 10/25/2029 •		600	679
Dryden Euro CLO BV 0.880% due 01/15/2030 •		600	683
			1,647
CORPORATE BONDS & NOTES 2.0%
Cooperatieve Rabobank UA
3.193% due 09/26/2023 ~		$600	600
3.875% due 09/26/2023		800	844
6.625% due 06/29/2021 •(g)(h)	EUR	400	505
6.875% due 03/19/2020 (h)		500	597
ING Bank NV 2.625% due 12/05/2022		$2,000	2,040
JT International Financial Services BV 3.500% due 09/28/2023		500	520
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	100	140
Teva Pharmaceutical Finance Netherlands BV 3.250% due 04/15/2022		200	225
			5,471
Total Netherlands (Cost $7,019)			7,118
NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
DNB Boligkreditt A/S 2.500% due 03/28/2022		$1,000	1,013
Total Norway (Cost $998)			1,013
PERU 2.0%
SOVEREIGN ISSUES 2.0%
Peru Government International Bond
5.940% due 02/12/2029	PEN	10,400	3,448
6.350% due 08/12/2028		5,200	1,774
Total Peru (Cost $4,693)			5,222
QATAR 1.7%
SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.375% due 03/14/2024		$300	310
3.875% due 04/23/2023		1,200	1,260
4.000% due 03/14/2029		1,200	1,295

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

4.500% due 01/20/2022		200	210
4.500% due 04/23/2028		1,200	1,345
4.817% due 03/14/2049		200	230
Total Qatar (Cost $4,304)			4,650
SAUDI ARABIA 0.9%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$200	202
SOVEREIGN ISSUES 0.8%
Saudi Government International Bond
2.375% due 10/26/2021		200	200
3.250% due 10/26/2026		500	511
4.000% due 04/17/2025		1,300	1,385
			2,096
Total Saudi Arabia (Cost $2,182)			2,298
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	299
DBS Bank Ltd. 3.300% due 11/27/2021		200	205
Oversea-Chinese Banking Corp. Ltd. 2.975% due 05/17/2021 ~		400	400
Total Singapore (Cost $900)			904
SLOVENIA 0.7%
SOVEREIGN ISSUES 0.7%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,584	1,783
Total Slovenia (Cost $1,602)			1,783
SPAIN 3.6%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(g)(h)	EUR	200	234
SOVEREIGN ISSUES 3.5%
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	137
4.900% due 09/15/2021		150	185
4.950% due 02/11/2020		1,100	1,286
Spain Government International Bond
0.250% due 07/30/2024		1,000	1,161
0.600% due 10/31/2029		1,900	2,194
1.400% due 07/30/2028 (j)		3,600	4,490
			9,453
Total Spain (Cost $9,219)			9,687
SUPRANATIONAL 1.2%
CORPORATE BONDS & NOTES 1.2%
African Development Bank 5.250% due 03/23/2022	AUD	4,200	3,254
Total Supranational (Cost $4,310)			3,254
SWEDEN 2.4%
CORPORATE BONDS & NOTES 2.4%
Nordea Hypotek AB 1.000% due 04/08/2022	SEK	6,200	687
Stadshypotek AB 4.500% due 09/21/2022		19,000	2,343
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,571
2.000% due 06/17/2026		6,000	712

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Total Sweden (Cost $6,480)			6,313
SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$1,000	1,103
UBS AG
3.000% due 12/01/2020 ~		800	803
5.125% due 05/15/2024 (h)		200	213
7.625% due 08/17/2022 (h)		600	673
			2,792
SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	300	472
Total Switzerland (Cost $3,152)			3,264
UNITED ARAB EMIRATES 1.2%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$400	404
SOVEREIGN ISSUES 1.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,100	1,110
3.125% due 10/11/2027		1,900	1,974
			3,084
Total United Arab Emirates (Cost $3,335)			3,488
UNITED KINGDOM 11.3%
CORPORATE BONDS & NOTES 7.6%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$2,000	2,185
Barclays PLC
4.655% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,431
6.500% due 09/15/2019 •(g)(h)	EUR	1,600	1,842
7.000% due 09/15/2019 •(g)(h)	GBP	500	641
8.000% due 06/15/2024 •(g)(h)		$200	210
BAT International Finance PLC
1.625% due 09/09/2019		800	798
2.750% due 06/15/2020		400	401
British Telecommunications PLC 9.625% due 12/15/2030		400	603
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	100	134
FCE Bank PLC 1.660% due 02/11/2021	EUR	100	116
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,000	1,327
Lloyds Bank PLC
4.875% due 03/30/2027		500	792
6.500% due 03/24/2020	EUR	300	357
Nationwide Building Society 3.766% due 03/08/2024 •		$300	306
Reckitt Benckiser Treasury Services PLC 2.903% (US0003M + 0.560%) due 06/24/2022 ~		500	498
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		300	308
3.899% due 06/25/2024 ~		600	599
4.519% due 06/25/2024 •		300	313
5.076% due 01/27/2030 •		700	759
7.500% due 08/10/2020 •(g)(h)		200	205
8.625% due 08/15/2021 •(g)(h)		400	432
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,705
6.750% due 06/24/2024 •(g)(h)	GBP	500	665
7.375% due 06/24/2022 •(g)(h)		300	406
Tesco PLC 6.125% due 02/24/2022		117	166
Tesco Property Finance PLC 5.411% due 07/13/2044		288	468
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		400	525

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Virgin Money PLC 2.250% due 04/21/2020		800	1,024
			20,216
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Eurosail PLC 1.739% due 06/13/2045 •		967	1,220
Lanark Master Issuer PLC 1.619% due 12/22/2069 ~		500	637
Residential Mortgage Securities PLC
1.732% due 12/20/2046 •		470	597
1.982% due 09/20/2065 •		459	586
Ripon Mortgages PLC 1.604% due 08/20/2056 •		1,797	2,280
Stanlington PLC 1.793% due 06/12/2046 •		910	1,157
Towd Point Mortgage Funding PLC
1.855% due 10/20/2051 ~		800	1,020
2.004% due 02/20/2054 •		1,214	1,545
Uropa Securities PLC
0.986% due 06/10/2059 •		248	301
1.136% due 06/10/2059 •		60	72
1.336% due 06/10/2059 •		47	56
1.536% due 06/10/2059 •		50	60
			9,531
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		1,110	213
Total United Kingdom (Cost $29,764)			29,960
		PRINCIPAL AMOUNT (000s)
UNITED STATES 61.1%
ASSET-BACKED SECURITIES 4.3%
Amortizing Residential Collateral Trust 3.104% due 10/25/2031 •		$14	14
AMRESCO Residential Securities Corp. Mortgage Loan Trust 3.344% due 06/25/2029 •		54	53
Bear Stearns Asset-Backed Securities Trust
3.064% due 10/25/2032 •		5	5
3.204% due 10/27/2032 •		20	19
Citigroup Global Markets Mortgage Securities, Inc. 3.754% due 01/25/2032 •		31	31
Countrywide Asset-Backed Certificates 2.744% due 12/25/2036 ^•		31	20
Countrywide Asset-Backed Certificates Trust
3.144% due 08/25/2047 •		164	163
4.693% due 10/25/2035 ~		30	30
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •		12	12
First Franklin Mortgage Loan Trust 2.519% due 07/25/2036 •		682	648
GSAMP Trust 3.049% due 11/25/2035 ^•		3,133	2,394
Home Equity Mortgage Loan Asset-Backed Trust 2.524% due 04/25/2037 •		2,615	1,944
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		399	197
Morgan Stanley ABS Capital, Inc. Trust
2.514% due 03/25/2037 •		1,754	952
2.529% due 07/25/2036 •		99	87
Morgan Stanley Home Equity Loan Trust 2.754% due 04/25/2037 •		288	199
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		747	433
Residential Asset Mortgage Products Trust 2.964% due 06/25/2032 •		11	11
SG Mortgage Securities Trust 2.554% due 10/25/2036 •		2,900	2,689
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	173	197
Soundview Home Loan Trust 2.654% due 11/25/2036 •		$700	660

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		700	709
			11,467
CORPORATE BONDS & NOTES 12.3%
Allergan Sales LLC 5.000% due 12/15/2021		200	209
Ally Financial, Inc.
3.750% due 11/18/2019		300	301
3.875% due 05/21/2024		700	718
American Honda Finance Corp. 2.915% due 11/05/2021 ~		200	200
American Tower Corp.
1.950% due 05/22/2026	EUR	100	122
3.450% due 09/15/2021		$500	510
AT&T, Inc.
1.800% due 09/05/2026	EUR	800	986
3.270% due 06/01/2021 ~		$500	503
3.547% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,413
3.616% due 06/12/2024 ~		500	507
Bank of America Corp. 5.875% due 03/15/2028 •(g)		500	522
BAT Capital Corp.
3.118% due 08/14/2020 ~		200	201
3.222% due 08/15/2024		400	404
4.390% due 08/15/2037		400	381
Bayer U.S. Finance LLC
2.979% due 06/25/2021 ~		200	199
3.420% due 12/15/2023 ~		400	393
3.500% due 06/25/2021		300	304
4.250% due 12/15/2025		200	212
BP Capital Markets America, Inc. 3.790% due 02/06/2024		400	424
Campbell Soup Co.
3.300% due 03/15/2021		200	203
3.650% due 03/15/2023		200	206
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	103
Charter Communications Operating LLC 4.464% due 07/23/2022		600	631
Conagra Brands, Inc. 3.342% due 10/22/2020 ~		200	200
Continental Resources, Inc. 4.375% due 01/15/2028		200	211
CVS Health Corp.
3.350% due 03/09/2021		100	101
3.700% due 03/09/2023		100	103
Daimler Finance North America LLC 2.300% due 02/12/2021		400	399
Dell International LLC 4.420% due 06/15/2021		200	206
DISH DBS Corp. 5.125% due 05/01/2020		600	605
Duke Energy Corp. 3.028% due 05/14/2021 ~		400	401
EMC Corp. 2.650% due 06/01/2020		100	100
Emera U.S. Finance LP 2.700% due 06/15/2021		300	301
EPR Properties 4.500% due 06/01/2027		500	522
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	229
0.750% due 05/21/2023		200	232
1.700% due 06/30/2022	GBP	200	256
Fiserv, Inc. 3.200% due 07/01/2026		$600	613
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 ~	EUR	1,000	1,114
0.121% due 05/14/2021 ~		300	337
2.597% due 11/04/2019		$200	200
GATX Corp. 3.285% due 11/05/2021 ~		200	199
General Electric Co. 1.875% due 05/28/2027	EUR	900	1,061
General Mills, Inc. 3.141% due 04/16/2021 ~		$100	100
General Motors Financial Co., Inc.
0.207% due 03/26/2022 ~	EUR	100	112
3.442% due 04/09/2021 ~		$100	100
3.550% due 07/08/2022		100	102
GLP Capital LP 5.300% due 01/15/2029		500	541
Huntsman International LLC 5.125% due 11/15/2022		300	317

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 •	400	402
Kilroy Realty LP 3.450% due 12/15/2024	100	103
Kinder Morgan, Inc. 5.000% due 02/15/2021	600	622
Kraft Heinz Foods Co.
3.115% due 02/10/2021 ~	600	599
4.875% due 02/15/2025	800	825
McDonald's Corp. 3.012% due 10/28/2021 ~	200	200
Morgan Stanley 3.095% due 02/10/2021 ~	800	801
Navient Corp. 8.000% due 03/25/2020	300	311
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~	900	900
2.921% due 08/21/2020 ~	500	500
Reynolds American, Inc. 3.250% due 06/12/2020	400	403
Sempra Energy 2.860% due 03/15/2021 ~	300	299
Southern Co. 2.950% due 07/01/2023	1,000	1,015
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	100	100
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc.
3.210% due 06/15/2021 ~	100	99
3.950% due 06/15/2023	100	103
Spirit Realty LP 4.000% due 07/15/2029	300	304
Springleaf Finance Corp. 8.250% due 12/15/2020	1,000	1,076
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	200	208
Textron, Inc. 3.095% due 11/10/2020 ~	500	500
Verizon Communications, Inc. 4.329% due 09/21/2028	693	767
Volkswagen Group of America Finance LLC
3.305% due 11/13/2020 ~	300	301
3.475% due 11/12/2021 ~	300	303
3.875% due 11/13/2020	200	204
4.000% due 11/12/2021	200	206
Wells Fargo & Co. 3.813% (US0003M + 1.230%) due 10/31/2023 ~	1,900	1,937
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	800	814
3.550% due 04/01/2025	600	619
		32,935
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~	394	385
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,261	1,261
		1,646
MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028	500	644
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust 4.446% due 09/25/2035 ^~	34	33
American Home Mortgage Assets Trust 2.594% (US0001M + 0.190%) due 05/25/2046 ^~	705	663
American Home Mortgage Investment Trust 4.213% due 10/25/2034 •	20	20
Banc of America Funding Trust
4.648% due 01/20/2047 ^~	54	53
4.753% due 02/20/2036 ~	270	270
Banc of America Mortgage Trust 4.554% due 05/25/2035 ^~	328	333
BCAP LLC Trust
3.148% due 01/26/2047 •	149	140
4.211% due 02/26/2036 ~	14	14
5.250% due 04/26/2037	255	216
5.250% due 08/26/2037 ~	114	116
Bear Stearns Adjustable Rate Mortgage Trust
3.443% due 05/25/2034 ~	29	27

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

4.392% due 05/25/2047 ^~	169	161
4.487% due 08/25/2033 ~	4	4
4.607% due 10/25/2033 ~	24	25
4.673% due 02/25/2034 ~	4	4
4.713% due 11/25/2034 ~	34	35
4.806% due 08/25/2033 ~	32	33
4.870% due 05/25/2034 ~	57	57
Bear Stearns ALT-A Trust
3.999% due 11/25/2036 ^~	157	143
4.294% due 09/25/2035 ^~	348	293
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~	601	534
Chase Mortgage Finance Trust
3.799% due 07/25/2037 ~	38	34
4.791% due 02/25/2037 ~	72	74
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	24	23
Citigroup Global Markets Mortgage Securities, Inc. 2.904% due 05/25/2032 •	5	5
Citigroup Mortgage Loan Trust
4.291% due 09/25/2037 ^~	654	638
4.552% due 08/25/2035 ~	50	51
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.243% due 09/25/2035 ^~	731	685
Countrywide Alternative Loan Trust
2.594% due 09/25/2046 ^•	636	586
2.614% due 07/25/2046 ^•	33	30
2.734% due 09/25/2035 •	661	540
2.754% due 05/25/2037 ^•	193	100
4.004% due 11/25/2035 •	138	128
4.419% due 02/25/2037 ^~	273	268
4.544% due 11/25/2035 •	106	101
5.250% due 06/25/2035 ^	64	61
6.000% due 01/25/2037 ^	423	356
6.250% due 12/25/2036	1,161	809
6.250% due 08/25/2037 ^	100	84
Countrywide Home Loan Mortgage Pass-Through Trust
3.044% due 03/25/2035 •	766	721
3.064% due 02/25/2035 •	141	141
3.164% due 09/25/2034 •	7	7
3.927% due 08/25/2034 ^~	14	13
4.013% due 11/25/2035 ^~	12	11
4.280% due 11/25/2034 ~	68	69
4.312% due 04/20/2035 ~	9	10
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	10	10
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~	9	9
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	4,700	24
0.885% due 11/10/2046 ~(a)	3,236	19
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~	49	41
GreenPoint Mortgage Funding Trust
2.584% due 01/25/2037 •	175	168
2.604% due 10/25/2046 ^•	983	865
2.614% due 04/25/2036 •	220	211
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~	5	5
GS Mortgage Securities Trust 2.111% due 11/10/2045 ~(a)	4,143	227
GSR Mortgage Loan Trust
4.300% due 03/25/2033 •	23	24
4.500% due 09/25/2035 ~	31	32
HarborView Mortgage Loan Trust
2.570% due 07/19/2046 ^•	833	645
2.580% due 09/19/2037 •	322	313
3.354% due 12/19/2036 ^•	371	367
4.422% due 07/19/2035 ^~	24	22
IndyMac Mortgage Loan Trust
2.594% due 09/25/2046 •	751	714
2.604% due 11/25/2046 •	939	878
4.290% due 12/25/2034 ~	22	22
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust 1.130% due 12/15/2047 ~(a)	12,106	360
JPMorgan Mortgage Trust
4.313% due 11/25/2035 ^~	29	27
4.323% due 11/25/2033 ~	28	29
Luminent Mortgage Trust 2.574% due 12/25/2036 •	1,239	1,200
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	156	30
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •	105	103

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •	31	30
4.483% due 02/25/2033 ~	30	29
Morgan Stanley Bank of America Merrill Lynch Trust 1.199% due 05/15/2046 ~(a)	10,414	355
OBX Trust 3.054% due 06/25/2057 •	126	125
Residential Accredit Loans, Inc. Trust 2.554% due 02/25/2047 •	397	231
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	456	242
Residential Funding Mortgage Securities, Inc. Trust
4.485% due 09/25/2035 ^~	58	48
6.500% due 03/25/2032	5	5
Sequoia Mortgage Trust
2.733% due 07/20/2033 •	150	147
3.090% due 10/19/2026 •	40	40
4.807% due 04/20/2035 ~	355	375
Structured Adjustable Rate Mortgage Loan Trust
4.427% due 09/25/2034 ~	41	42
4.566% due 02/25/2034 ~	39	39
4.714% due 04/25/2034 ~	65	68
Structured Asset Mortgage Investments Trust
2.594% due 07/25/2046 ^•	177	153
2.614% due 05/25/2036 •	331	312
2.640% due 07/19/2035 •	470	467
2.970% due 07/19/2034 •	33	33
Structured Asset Securities Corp. 2.684% due 01/25/2036 •	131	122
Structured Asset Securities Corp. Mortgage Loan Trust 2.694% due 10/25/2036 •	311	277
Thornburg Mortgage Securities Trust
3.402% due 06/25/2037 •	539	500
3.452% due 06/25/2047 ^•	368	346
UBS-Barclays Commercial Mortgage Trust 1.783% due 12/10/2045 ~(a)	11,554	510
UBS-Citigroup Commercial Mortgage Trust 2.373% due 01/10/2045 ~(a)	3,059	118
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 09/25/2046 •	1,167	1,196
2.595% due 10/25/2046 •	38	37
2.595% due 11/25/2046 •	362	364
2.714% due 01/25/2045 •	147	146
2.984% due 07/25/2045 •	241	240
3.851% due 08/25/2046 ^~	547	536
3.998% due 09/25/2036 ~	99	96
4.266% due 04/25/2035 ~	508	526
4.292% due 08/25/2034 ~	177	183
4.458% due 03/25/2035 ~	118	121
4.541% due 03/25/2033 ~	155	159
4.697% due 06/25/2033 ~	19	19
4.814% due 03/25/2034 ~	94	98
Washington Mutual Mortgage Pass-Through Certificates Trust 3.444% due 07/25/2046 ^•	207	153
Wells Fargo Mortgage-Backed Securities Trust
4.988% due 06/25/2035 ~	221	231
5.750% due 02/25/2037	28	27
Wells Fargo-RBS Commercial Mortgage Trust 1.346% due 03/15/2045 ~(a)	10,011	363
		24,175
U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
2.804% due 06/25/2036 •	34	34
2.904% due 10/25/2040 - 11/25/2040 •	405	407
3.490% due 12/01/2020	838	852
4.291% due 12/01/2034 •	49	51
4.428% due 05/01/2035 •	29	31
4.743% due 11/01/2034 •	444	471
4.744% due 11/01/2023 •	1	1
4.746% due 03/01/2024 •	2	2
6.500% due 11/01/2036	65	67
Fannie Mae UMBS 4.500% due 08/01/2023 - 06/01/2044	407	431
Fannie Mae UMBS, TBA
3.500% due 08/01/2034 - 09/01/2049	46,100	47,116
4.000% due 08/01/2049	21,700	22,418
Freddie Mac
0.953% due 09/25/2022 ~(a)	4,780	111
1.112% due 11/25/2022 ~(a)	5,667	159
1.520% due 11/25/2019 ~(a)	6,474	23
1.694% due 08/25/2019 ~(a)	3,850	6
1.854% due 01/15/2038 ~(a)	521	34
2.859% due 01/15/2038	521	518
2.994% due 12/15/2037 •	83	84

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

3.084% due 07/15/2040	346	349
3.704% due 10/25/2044 •	915	924
4.744% due 02/01/2029 •	23	24
4.787% due 04/01/2037 •	12	13
4.927% due 05/01/2023 •	4	4
6.000% due 12/15/2024	21	22
7.400% due 02/01/2021	1	1
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 05/20/2022 - 06/20/2023 ~	7	6
3.625% due 05/20/2028 - 05/20/2030 •	28	28
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	20	21
4.000% (H15T1Y + 1.500%) due 02/20/2024 ~	21	22
4.000% due 01/20/2030 •	12	13
4.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2025 ~	6	6
4.125% due 11/20/2026 - 12/20/2026 •	6	6
		74,255
U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (l)	237	236
0.375% due 07/15/2025	129	131
0.500% due 01/15/2028 (j)	4,868	4,950
0.625% due 04/15/2023	309	312
0.625% due 01/15/2026	290	298
1.000% due 02/15/2048 (j)	2,487	2,619
1.375% due 02/15/2044 (j)	548	623
2.000% due 01/15/2026 (j)	579	645
2.500% due 01/15/2029 (l)	893	1,074
3.875% due 04/15/2029 (j)(n)	466	625
U.S. Treasury Notes
2.625% due 06/15/2021 (n)	200	203
2.875% due 04/30/2025 (j)	6,400	6,771
		18,487
Total United States (Cost $158,082)		163,609
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (i) 0.2%		582
U.S. TREASURY BILLS 0.1%
2.104% due 07/23/2019 (d)(e)(n)	$304	304
Total Short-Term Instruments (Cost $886)		886
Total Investments in Securities (Cost $342,043)		355,014
	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short Asset Portfolio	17,852	178
PIMCO Short-Term Floating NAV Portfolio III	25,291	250
Total Short-Term Instruments (Cost $428)		428
Total Investments in Affiliates (Cost $428)		428
Total Investments 133.1% (Cost $342,471)		$355,442
Financial Derivative Instruments (k)(m) 0.4%(Cost or Premiums, net $1,789)		1,015
Other Assets and Liabilities, net (33.5)%		(89,473)
Net Assets 100.0%		$266,984

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$582	U.S. Treasury Notes 2.250% due 03/31/2021	$(598)	$582	$582
Total Repurchase Agreements						$(598)	$582	$582

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.050%	06/28/2019	07/01/2019		$(2,583)	$(2,584)
BPS	(0.370)	04/17/2019	07/18/2019	EUR	(3,728)	(4,236)
IND	2.570	05/16/2019	07/16/2019		$(2,176)	(2,183)
	2.590	04/23/2019	07/23/2019		(2,283)	(2,294)
	2.590	05/31/2019	07/12/2019		(4,676)	(4,686)
	2.600	06/06/2019	07/18/2019		(1,255)	(1,258)
MYI	(0.330)	04/17/2019	07/18/2019	EUR	(10,818)	(12,293)
RCY	2.610	06/05/2019	08/02/2019		$(2,615)	(2,620)
Total Reverse Repurchase Agreements						$(32,154)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BPS	1.780%	06/27/2019	07/08/2019	CAD	(602)	$(459)
Total Sale-Buyback Transactions						$(459)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (1.4)%
Sovereign Issues (1.4)%
Canadian Government Bond	2.750%	12/01/2048	CAD	4,000	$(3,673)	$(3,817)
United States (0.3)%
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	4.500%	08/01/2049		$800	(835)	(836)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Total Short Sales (1.7)%	$(4,508)	$(4,653)

(j)	Securities with an aggregate market value of $34,416 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(27,077) at a weighted average interest rate of 0.669%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $9 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.750	08/23/2019	1	$2	$0	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	10	20	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	583	583	5	1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.750	08/23/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	109.500	08/23/2019	10	10	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	20	20	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	140	140	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.000	08/23/2019	25	25	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	115.000	08/23/2019	16	16	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	30	30	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	120.000	08/23/2019	5	5	0	0
Total Purchased Options					$7	$1

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$125.500	07/26/2019	34	$34	$(11)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	18	18	(7)	(22)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	34	34	(12)	(9)
Total Written Options					$(30)	$(32)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	285	$23,009	$39	$6	$(32)
Australia Government 10-Year Bond September Futures	09/2019	75	7,564	33	15	(43)
Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	71	1	0	0	0
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	342	4	0	0	0
Call Options Strike @ EUR 177.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	15	0	0	0	0
Call Options Strike @ EUR 185.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	70	1	0	0	0
Call Options Strike @ GBP 155.000 on Long GILT Future Option September 2019 Futures (1)	08/2019	107	0	(1)	0	0
Euro-Bobl September Futures	09/2019	165	25,224	142	23	0
Euro-Buxl 30-Year Bond September Futures	09/2019	9	2,076	58	2	(2)
Put Options Strike @ EUR 129.500 on Euro-Bobl September 2019 Futures (1)	08/2019	97	1	0	0	0
Put Options Strike @ EUR 130.250 on Euro-Bobl September 2019 Futures (1)	08/2019	80	0	0	0	0
U.S. Treasury 2-Year Note September Futures	09/2019	11	2,367	15	0	0
U.S. Treasury 5-Year Note September Futures	09/2019	527	62,268	898	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	167	21,371	295	5	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	35	6,215	314	0	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	310	48,824	179	0	0
				$1,972	$51	$(84)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2019	72	$(10,995)	$(460)	$0	$(53)
Euro-Bund 10-Year Bond September Futures	09/2019	70	(13,750)	(142)	0	(19)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	357	(66,928)	(1,365)	0	(97)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	310	(48,844)	(328)	10	(3)
United Kingdom Long Gilt September Futures	09/2019	95	(15,720)	(175)	30	0
				$(2,470)	$40	$(172)
Total Futures Contracts				$(498)	$91	$(256)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.074%	EUR	300	$(10)	$5	$(5)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	1.204		$300	(47)	14	(33)	0	(1)
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.163	EUR	200	(5)	2	(3)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.141		$1,400	(38)	20	(18)	0	0
							$(100)	$41	$(59)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	100	$2	$(1)	$1	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.480		$300	7	(2)	5	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.494	EUR	500	15	7	22	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.213		600	(20)	11	(9)	0	0
							$4	$15	$19	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$7,800	$33	$(14)	$19	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$8,400	$(396)	$158	$(238)	$1	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		300	(10)	1	(9)	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		7,000	138	13	151	3	0
iTraxx Crossover 31 5-Year Index	5.000	Quarterly	06/20/2024	EUR	500	63	2	65	4	0
iTraxx Europe Main 31 5-Year Index	1.000	Quarterly	06/20/2024		7,500	182	24	206	13	0
						$(23)	$198	$175	$21	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$45,600	$(1)	$6	$5	$4	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,700	0	2	2	2	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	3	3	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	4	4	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,500	1	11	12	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	5,100	0	1	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	2	2	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	1,400	0	0	0	0	0
					$0	$29	$29	$13	$0

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value		Asset		Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		700	$0	$(44)	$(44)		$1		$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		2,200	1	(141)	(140)		3		0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		700	0	(45)	(45)		1		0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		700	0	(45)	(45)		1		0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		700	0	(46)	(46)		1		0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		1,400	0	(92)	(92)		2		0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	113,200	0	(51)	(51)		0		(4)
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		163,300	(2)	(98)	(100)		0		(6)
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021		29,100	0	(178)	(178)		0		(10)
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026	CAD	1,900	14	(57)	(43)		0		(2)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		4,300	117	83	200	12		0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,400	(30)	428	398		30		0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		900	0	78	78		8		0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(14)	71	57		2		0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$26,700	523	(444)	79		6		0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021		9,400	68	150	218		0		(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		3,000	22	(73)	(51)		2		0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,300	252	(314)	(62)		6		0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		38,900	805	(798)	7		39		0
Receive	3-Month USD-LIBOR	2.460	Semi-Annual	04/09/2024		2,800	(5)	(83)	(88)		2		0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		3,700	(186)	(33)	(219)		3		0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,200	(63)	(105)	(168)		3		0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,900	(297)	664	367		0		(11)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,800	(6)	202	196		0		(3)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		300	7	20	27		0		0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,800	105	158	263		0		(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,700	(52)	(472)	(524)		28		0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,100	237	(357)	(120)		12		0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		9,100	246	(1,792)	(1,546)		59		0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		100	(4)	(13)	(17)		1		0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,900	(115)	(190)	(305)		13		0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	5,200	15	9	24		2		0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	09/18/2021	EUR	23,200	(147)	(64)	(211)		0		(13)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021		30,700	(257)	(20)	(277)		0		(17)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024		26,200	109	595	704		54		0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		40,200	242	194	436	81	0
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/08/2029		5,700	(27)	182	155	12	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		11,100	363	107	470	23	0
Pay(7)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		10,000	150	485	635	40	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		16,600	330	183	513	62	0
Receive(7)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		11,900	(46)	(1,960)	(2,006)	0	(70)
Pay(7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	4,400	13	28	41	0	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		5,800	(21)	46	25	0	0
Receive(7)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		4,400	(2)	(39)	(41)	0	0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		11,000	45	12	57	0	(7)
Pay(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		6,200	45	293	338	0	(6)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		1,100	(5)	(4)	(9)	0	(1)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		2,300	21	(220)	(199)	10	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	520,000	(3)	(6)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		2,510,000	(231)	(194)	(425)	0	(21)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		350,000	6	(80)	(74)	0	(6)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		180,000	18	(72)	(54)	0	(4)
							$2,241	$(4,142)	$(1,901)	$519	$(190)
Total Swap Agreements							$2,155	$(3,873)	$(1,718)	$554	$(196)

(l)	Securities with an aggregate market value of $1,203 and cash of $5,813 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	14,466		$10,095	$0	$(60)
	07/2019	CAD	1,054		793	0	(12)
	07/2019	RON	9,757	EUR	2,006	0	(62)
	07/2019		$1,597	AUD	2,292	12	0
	07/2019		28	EUR	25	0	0
	07/2019		384	GBP	302	0	0
	07/2019		13	NOK	116	0	0
	07/2019		1,960	NZD	3,013	65	0
	07/2019		386	TRY	2,238	0	(1)
	08/2019	CHF	81		$81	0	(3)
	08/2019	EUR	2,543		2,887	0	(15)
	08/2019		$9,721	AUD	13,905	52	0
	08/2019		838	CAD	1,124	22	0
	09/2019	ILS	875		$246	0	(1)
	09/2019	SGD	2,668		1,949	0	(25)
	09/2019		$5,053	IDR	74,407,762	163	0
	09/2019		244	ILS	872	1	0
	03/2020	RON	1,274	EUR	257	0	(6)
BPS	07/2019	AUD	2,286		$1,591	0	(14)
	07/2019	BRL	719		188	0	0
	07/2019	CAD	833		634	1	(2)
	07/2019	CHF	771		792	2	0
	07/2019	EUR	2,474		2,779	1	(35)
	07/2019	JPY	42,976		402	4	0
	07/2019	NOK	99		11	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	07/2019	PEN	1,235		375	0	0
	07/2019	RUB	8,439		133	0	0
	07/2019		$7	ARS	342	1	0
	07/2019		184	BRL	719	3	0
	07/2019		824	CLP	572,103	21	0
	07/2019		703	CNH	4,819	0	(2)
	07/2019		2,774	EUR	2,449	13	(2)
	07/2019		2,542	GBP	2,004	3	0
	07/2019		1,989	JPY	214,141	0	(3)
	07/2019		1,184	NOK	10,094	0	(1)
	07/2019		311	NZD	473	7	0
	07/2019		373	PEN	1,235	2	0
	07/2019		395	RON	1,663	5	0
	08/2019	CAD	658		$495	0	(8)
	08/2019	EUR	1,401		1,600	2	0
	08/2019	GBP	2,004		2,546	0	(3)
	08/2019	JPY	336,241		3,115	3	(15)
	08/2019	NOK	10,094		1,185	1	0
	08/2019		$175	ARS	7,814	0	(1)
	08/2019		6	CAD	8	0	0
	08/2019		9,206	JPY	994,300	47	0
	08/2019		2,806	MXN	55,052	42	0
	08/2019		1,737	RUB	113,391	46	0
	09/2019	EUR	42	TRY	285	0	0
	09/2019		$1,860	CNH	12,903	17	0
	09/2019		305	IDR	4,402,379	4	0
	09/2019		548	PEN	1,822	4	0
	10/2019	INR	76,359		$1,085	0	(7)
	03/2020	RON	1,110	EUR	224	0	(6)
	05/2020		$3,445	INR	253,104	88	0
BRC	07/2019	DKK	5,955		$907	0	0
	08/2019	JPY	164,400		1,520	0	(10)
	08/2019	SEK	750		80	0	(1)
	08/2019		$507	HKD	3,969	1	0
	08/2019		1,010	NOK	8,640	4	0
	09/2019		522	IDR	7,536,636	6	0
	12/2019	HKD	3,969		$507	0	(1)
	04/2020	INR	254,702		3,511	0	(47)
BSS	07/2019	BRL	11,000		2,870	6	0
	07/2019		$2,816	BRL	11,000	49	0
	01/2020	BRL	22,300		$5,627	0	(83)
CBK	07/2019	AUD	392		274	0	(1)
	07/2019	CHF	1,182		1,185	0	(26)
	07/2019	CLP	109,410		162	0	0
	07/2019	CNH	5,073		753	14	0
	07/2019	DKK	9,135		1,390	1	(3)
	07/2019	EUR	1,709	RON	8,094	1	0
	07/2019		144		$164	0	0
	07/2019	GBP	956		1,212	0	(2)
	07/2019	NOK	10,290		1,177	0	(29)
	07/2019	PEN	12,814		3,841	0	(48)
	07/2019	SEK	15,087		1,605	0	(20)
	07/2019		$11,089	AUD	16,007	149	0
	07/2019		1,101	CAD	1,448	5	(1)
	07/2019		703	CNH	4,819	0	(1)
	07/2019		1,918	COP	6,482,201	97	0
	07/2019		9,037	DKK	59,419	15	0
	07/2019		2,720	GBP	2,146	7	(1)
	07/2019		411	JPY	44,474	1	0
	07/2019		3,223	PEN	10,621	1	0
	07/2019		1,492	PLN	5,568	0	0
	07/2019		3,191	SEK	29,891	29	0
	07/2019		173	TRY	1,006	0	0
	08/2019	CAD	3,133		$2,340	1	(55)
	08/2019	EUR	18,446		20,961	3	(91)
	08/2019	JPY	54,300		503	0	(2)
	08/2019	MXN	38,286		1,936	0	(45)
	08/2019		$14,048	CAD	18,819	336	0
	08/2019		16,031	EUR	14,163	131	0
	08/2019		945	HKD	7,394	2	0
	08/2019		271	JPY	29,500	3	0
	08/2019		3,849	MXN	76,716	120	0
	08/2019		15,297	NOK	132,996	318	(3)
	09/2019	CNH	59,858		$8,625	0	(83)
	09/2019	EUR	137	TRY	931	0	(1)
	09/2019	ILS	384		$107	0	(1)
	09/2019	PEN	10,621		3,213	0	(2)
	09/2019		$161	CLP	109,410	0	0
	09/2019		234	PEN	789	5	0
	10/2019	DKK	59,419		$9,107	0	(15)
	10/2019	MXN	76,716		3,807	0	(120)
	10/2019	RON	8,094	EUR	1,693	0	(2)
	10/2019		$3,910	MXN	76,716	17	0
	10/2019		1,259	RON	5,371	31	0
	12/2019	HKD	7,394		$945	0	(3)
	01/2020	BRL	10,800		2,668	0	(97)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	03/2020	RON	1,118	EUR	225	0	(6)
DUB	09/2019		$895	CNH	6,205	7	0
	11/2019		324	TWD	10,106	4	0
FBF	11/2019		375		11,708	5	0
GLM	07/2019	CHF	382		$394	2	0
	07/2019	CLP	572,103		844	0	(1)
	07/2019	COP	6,482,201		2,035	20	0
	07/2019	DKK	545		82	0	(1)
	07/2019		$396	NZD	602	8	0
	07/2019		6,948	RUB	461,147	333	0
	08/2019	MXN	18,867		$949	0	(27)
	08/2019	RUB	130,072		1,976	0	(65)
	08/2019	SEK	18,798		1,964	0	(67)
	08/2019		$4,891	SEK	45,260	0	(2)
	09/2019	CNH	5,630		$812	0	(7)
	09/2019	MYR	8,162		1,972	0	(2)
	09/2019	PEN	1,630		487	0	(7)
	09/2019		$844	CLP	572,103	1	0
	09/2019		291	IDR	4,203,495	4	0
	10/2019		2,025	COP	6,482,201	0	(21)
	03/2020	EUR	239	RON	1,162	1	0
HUS	07/2019	BRL	25,404		$6,629	13	0
	07/2019	CNH	33,190		4,864	33	0
	07/2019	KRW	393,736		338	0	(2)
	07/2019	NZD	1,201		795	0	(12)
	07/2019		$3	ARS	151	0	0
	07/2019		6,646	BRL	25,404	0	(30)
	07/2019		396	CAD	533	11	0
	07/2019		5,058	CNH	34,712	0	(5)
	07/2019		1,575	NOK	13,725	34	0
	07/2019		561	TRY	3,249	0	(1)
	08/2019	BRL	25,404		$6,626	29	0
	08/2019	EUR	260		295	0	(2)
	08/2019	NOK	24,060		2,762	0	(63)
	08/2019		$1,078	HKD	8,443	3	0
	08/2019		2,919	JPY	314,300	8	(2)
	09/2019	CNH	39,926		$5,746	0	(63)
	09/2019		$3,173	CNH	21,850	10	(5)
	09/2019		78	IDR	1,127,321	1	0
	10/2019	INR	59,610		$811	0	(41)
	10/2019		$1,874	INR	135,969	70	0
	10/2019		880	RON	3,752	21	0
	11/2019	TWD	48,546		$1,551	0	(26)
	11/2019		$579	TWD	18,050	7	0
	12/2019	HKD	13,647		$1,745	0	(3)
	04/2020		$3,471	INR	254,702	87	0
JPM	07/2019	BRL	11,000		$2,887	23	0
	07/2019	CHF	793		792	0	(20)
	07/2019	CNH	1,902		280	3	0
	07/2019	DKK	54,647		8,300	0	(25)
	07/2019	GBP	1,235		1,555	0	(14)
	07/2019	INR	242,873		3,462	0	(57)
	07/2019	JPY	85,808		791	0	(5)
	07/2019	KRW	2,330		2	0	0
	07/2019		$2,870	BRL	11,000	0	(6)
	07/2019		3,600	CHF	3,531	19	(2)
	07/2019		234	DKK	1,540	1	0
	07/2019		974	GBP	773	8	0
	07/2019		1,816	INR	126,443	17	0
	07/2019		656	PEN	2,193	9	0
	07/2019		462	PLN	1,727	0	0
	07/2019		398	SEK	3,783	9	0
	07/2019		187	TRY	1,087	0	0
	07/2019		1,972	ZAR	28,713	65	0
	08/2019	CHF	1,941		$1,997	2	0
	08/2019	EUR	1,078		1,233	3	0
	08/2019	MXN	5,575		281	0	(7)
	08/2019		$2,514	SEK	24,100	90	0
	09/2019	CNH	6,664		$960	0	(9)
	09/2019		$246	IDR	3,549,300	3	0
	10/2019		783	DKK	5,095	0	(1)
	11/2019	TWD	5,681		$181	0	(4)
	11/2019		$587	TWD	18,197	4	0
	05/2020	INR	126,443		$1,755	0	(10)
MSB	07/2019	CNH	4,186		612	3	0
	07/2019		$160	CLP	109,410	2	0
	09/2019		175	RUB	11,582	6	0
	03/2020	RON	1,120	EUR	225	0	(6)
MYI	07/2019	AUD	1,149		$801	0	(6)
	07/2019	CHF	403		404	0	(9)
	07/2019	NOK	13,546		1,597	9	0
	08/2019	SEK	2		0	0	0
	08/2019		$14,236	CHF	14,197	366	0
	08/2019		592	HKD	4,635	1	0
	12/2019	HKD	4,635		$592	0	(2)
	06/2021		$23	EUR	18	0	(2)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

NGF	09/2019	TRY	1,218		179	2	0
	09/2019		$741	CNH	5,131	6	0
RYL	08/2019	NOK	690		$79	0	(2)
	10/2019	RON	1,029	EUR	216	0	0
	03/2020	EUR	212	RON	1,029	0	0
SCX	07/2019	BRL	26,123		$6,481	0	(322)
	07/2019	GBP	5,548		7,029	3	(20)
	07/2019	JPY	216,162		1,992	0	(13)
	07/2019	KRW	780,550		670	0	(5)
	07/2019		$6,817	BRL	26,123	0	(14)
	07/2019		1,968	GBP	1,558	11	0
	07/2019		797	JPY	86,331	4	0
	08/2019	EUR	1,411		$1,587	0	(23)
	08/2019		$1,672	EUR	1,485	23	0
	08/2019		1,198	GBP	940	0	(3)
	09/2019	CNH	6,970		$1,005	0	(9)
	09/2019		$791	CNH	5,473	5	0
	11/2019	TWD	7,089		$227	0	(4)
	11/2019		$95	TWD	2,959	1	0
SOG	08/2019	RUB	8,670		$131	0	(5)
SSB	07/2019		$1,351	DKK	9,005	21	0
	07/2019		1,675	INR	116,429	12	0
	08/2019	CHF	224		$226	0	(5)
	08/2019	HKD	30,814		3,940	0	(6)
	08/2019		$2,931	SEK	27,645	56	0
	05/2020	INR	126,661		$1,762	0	(6)
TOR	08/2019		$1,941	BRL	7,456	0	(5)
UAG	07/2019	NZD	2,405		$1,592	0	(23)
	07/2019	SEK	18,587		2,005	3	0
	07/2019	TRY	7,580		1,272	0	(34)
	08/2019	EUR	5,065		5,732	0	(48)
	08/2019	HKD	5,450		697	0	(1)
	08/2019		$2,010	SEK	18,587	0	(3)
	09/2019	KRW	1,135,006		$984	1	0
	09/2019		$3,540	MYR	14,715	18	0
	03/2020	EUR	493	RON	2,399	1	0
Total Forward Foreign Currency Contracts						$3,507	$(2,275)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.638	07/22/2019	8,000	$1	$0
	Call - OTC USD versus CAD	CAD	1.390	07/19/2019	13,000	1	0
BPS	Call - OTC EUR versus USD		$1.220	07/10/2019	15,000	2	0
HUS	Call - OTC AUD versus CAD	CAD	0.940	09/13/2019	2,900	8	7
	Call - OTC USD versus INR	INR	82.000	10/16/2019	4,600	32	1
						$44	$8

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147%	06/29/2020	217,000	$3	$2

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	$73.000	07/08/2019	17,600	$1	$0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	76.500	07/08/2019	10,500	0	0
					$1	$0
Total Purchased Options					$48	$10
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	500	$(1)	$0
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	900	(1)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	500	(1)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	100	1	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	600	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,100	(1)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC CDX.IG-32 5-Year Index		Sell	0.950	09/18/2019		700	(1)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index		Sell	2.400	09/18/2019		700	(1)	0
MYC	Put - OTC CDX.IG-32 5-Year Index		Sell	0.900	08/21/2019		500	(1)	0
								$(7)	$(1)
FOREIGN CURRENCY OPTIONS
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus COP			COP	3,165.000	08/29/2019	1,330	$(11)	$(10)
	Put - OTC USD versus ZAR			ZAR	14.200	07/18/2019	980	(5)	(16)
HUS	Put - OTC AUD versus CAD			CAD	0.905	09/13/2019	2,900	(9)	(10)
	Put - OTC USD versus CNH			CNH	6.795	07/22/2019	1,980	(5)	(5)
	Call - OTC USD versus CNH				6.945	07/22/2019	1,980	(4)	(6)
								$(34)	$(47)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020		1,900	$(25)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047%	06/29/2020		435,000	$(1)	$(1)
Total Written Options								$(67)	$(49)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.103%	$100	$(3)	$0	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	1,500	(54)	14	0	(40)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	1,600	(39)	(8)	0	(47)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	500	(10)	(3)	0	(13)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	800	(27)	6	0	(21)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	900	(23)	(4)	0	(27)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	300	(10)	2	0	(8)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	1,000	(19)	(7)	0	(26)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	1,400	(49)	12	0	(37)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	500	(13)	(2)	0	(15)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	200	(5)	(1)	0	(6)
							$(252)	$9	$0	$(243)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.673%	$400	$(18)	$6	$0	$(12)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389	200	(10)	7	0	(3)
							$(28)	$13	$0	$(15)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year ILS-TELBOR	1.950%	Annual	06/20/2028	ILS	4,100	$(53)	$(4)	$0	$(57)
BRC	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		4,100	0	57	57	0
JPM	Pay	1-Year ILS-TELBOR	1.018	Annual	03/01/2024		21,300	0	100	100	0
								$(53)	$153	$157	$(57)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	03/20/2020	$1,200	$7	$(40)	$0	$(33)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	900	0	(67)	0	(67)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	600	1	(36)	0	(35)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	800	1	(48)	0	(47)
								$9	$(191)	$0	$(182)
Total Swap Agreements								$(324)	$(16)	$157	$(497)

(n)	Securities with an aggregate market value of $319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$345	$0	$345
Australia
Corporate Bonds & Notes	0	715	0	715
Non-Agency Mortgage-Backed Securities	0	882	0	882
Brazil
Corporate Bonds & Notes	0	2,338	0	2,338
Sovereign Issues	0	15,081	0	15,081
Canada
Corporate Bonds & Notes	0	986	0	986
Non-Agency Mortgage-Backed Securities	0	1,499	0	1,499
Sovereign Issues	0	461	0	461
Cayman Islands
Asset-Backed Securities	0	7,362	0	7,362
Corporate Bonds & Notes	0	5,071	0	5,071
China
Sovereign Issues	0	10,334	0	10,334
Denmark
Corporate Bonds & Notes	0	10,568	0	10,568
France
Sovereign Issues	0	14,623	0	14,623
Germany
Asset-Backed Securities	0	394	0	394
Corporate Bonds & Notes	0	3,787	0	3,787
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,245	0	1,245
Hong Kong
Corporate Bonds & Notes	0	213	0	213
India
Corporate Bonds & Notes	0	201	0	201
Indonesia
Corporate Bonds & Notes	0	211	0	211
Ireland
Asset-Backed Securities	0	1,879	0	1,879
Corporate Bonds & Notes	0	918	0	918
Israel
Sovereign Issues	0	537	0	537
Italy
Corporate Bonds & Notes	0	686	0	686
Sovereign Issues	0	7,981	0	7,981
Japan
Corporate Bonds & Notes	0	2,852	0	2,852
Sovereign Issues	0	15,038	0	15,038
Kuwait
Sovereign Issues	0	2,335	0	2,335
Lithuania
Sovereign Issues	0	532	0	532
Luxembourg
Corporate Bonds & Notes	0	1,181	0	1,181
Multinational
Corporate Bonds & Notes	0	1,310	0	1,310
Netherlands
Asset-Backed Securities	0	1,647	0	1,647
Corporate Bonds & Notes	0	5,471	0	5,471
Norway
Corporate Bonds & Notes	0	1,013	0	1,013
Peru
Sovereign Issues	0	5,222	0	5,222
Qatar
Sovereign Issues	0	4,650	0	4,650
Saudi Arabia
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	2,096	0	2,096
Singapore
Corporate Bonds & Notes	0	904	0	904
Slovenia
Sovereign Issues	0	1,783	0	1,783
Spain
Corporate Bonds & Notes	0	234	0	234
Sovereign Issues	0	9,453	0	9,453
Supranational
Corporate Bonds & Notes	0	3,254	0	3,254
Sweden
Corporate Bonds & Notes	0	6,313	0	6,313
Switzerland
Corporate Bonds & Notes	0	2,792	0	2,792
Sovereign Issues	0	472	0	472
United Arab Emirates
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	3,084	0	3,084
United Kingdom
Corporate Bonds & Notes	0	20,216	0	20,216
Non-Agency Mortgage-Backed Securities	0	9,531	0	9,531
Preferred Securities	0	213	0	213
United States

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Asset-Backed Securities	0	11,467	0	11,467
Corporate Bonds & Notes	0	32,935	0	32,935
Loan Participations and Assignments	0	1,646	0	1,646
Municipal Bonds & Notes	0	644	0	644
Non-Agency Mortgage-Backed Securities	0	24,175	0	24,175
U.S. Government Agencies	0	74,255	0	74,255
U.S. Treasury Obligations	0	18,487	0	18,487
Short-Term Instruments
Repurchase Agreements	0	582	0	582
U.S. Treasury Bills	0	304	0	304
	$0	$355,014	$0	$355,014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$428	$0	$0	$428
Total Investments	$428	$355,014	$0	$355,442
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(3,817)	$0	$(3,817)
United States
U.S. Government Agencies	$0	$(836)	$0	$(836)
	$0	$(4,653)	$0	$(4,653)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	91	555	0	646
Over the counter	0	3,674	0	3,674
	$91	$4,229	$0	$4,320
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(256)	(228)	0	(484)
Over the counter	0	(2,821)	0	(2,821)
	$(256)	$(3,049)	$0	$(3,305)
Total Financial Derivative Instruments	$(165)	$1,180	$0	$1,015
Totals	$263	$351,541	$0	$351,804

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.1% ¤
CORPORATE BONDS & NOTES 11.6%
BANKING & FINANCE 7.5%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,500	$1,538
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(h)	EUR	400	508
Banco Santander S.A. 6.250% due 09/11/2021 •(f)(h)		300	359
Bank of America Corp. 5.875% due 03/15/2028 •(f)		$290	303
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		900	933
Deutsche Bank AG 4.250% due 10/14/2021		2,800	2,838
ING Bank NV 2.625% due 12/05/2022		800	816
International Lease Finance Corp. 8.250% due 12/15/2020		200	216
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(f)	EUR	400	480
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	30,000	4,509
Lloyds Banking Group PLC 3.186% due 06/21/2021 ~		$300	300
Navient Corp.
5.000% due 10/26/2020		200	205
5.875% due 03/25/2021		200	208
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	7,700	1,158
2.500% due 10/01/2047		2	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		28,400	4,270
2.500% due 10/01/2047		11	2
Realkredit Danmark A/S 2.500% due 07/01/2047		70	11
Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~		$500	499
4.519% due 06/25/2024 •		300	313
State Bank of India 3.539% (US0003M + 0.950%) due 04/06/2020 ~		1,000	1,002
Toronto-Dominion Bank 2.250% due 03/15/2021		1,200	1,204
UBS AG 2.450% due 12/01/2020		2,800	2,805
UniCredit SpA 7.830% due 12/04/2023		4,500	5,144
			29,621
INDUSTRIALS 1.9%
BAT Capital Corp. 3.118% due 08/14/2020 ~		800	802
Broadcom Corp. 2.650% due 01/15/2023		200	197
Broadcom, Inc.
3.125% due 04/15/2021		200	201
3.125% due 10/15/2022		500	503
Daimler Finance North America LLC 2.250% due 07/31/2019		200	200
Dominion Energy Gas Holdings LLC 3.010% due 06/15/2021 ~		300	302
eBay, Inc. 2.750% due 01/30/2023		400	402
Enbridge, Inc. 2.984% due 01/10/2020 ~		1,000	1,000
Hyundai Capital America 3.202% due 09/18/2020 ~		2,100	2,102
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Mylan NV 3.750% due 12/15/2020		1,500	1,514

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

NXP BV 4.125% due 06/01/2021		200	205
VMware, Inc. 3.900% due 08/21/2027		100	102
			7,632
UTILITIES 2.2%
American Transmission Systems, Inc. 5.250% due 01/15/2022		100	107
AT&T, Inc.
3.270% due 06/01/2021 ~		700	704
3.547% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,110
5.150% due 02/15/2050		700	771
5.300% due 08/15/2058		300	337
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~		200	200
Georgia Power Co. 4.250% due 12/01/2019		400	403
National Rural Utilities Cooperative Finance Corp. 2.694% due 06/30/2021 ~		300	301
NextEra Energy Capital Holdings, Inc. 2.835% due 09/03/2019 ~		840	840
Petrobras Global Finance BV
6.125% due 01/17/2022		713	765
7.250% due 03/17/2044		2,700	3,027
Sempra Energy 2.860% due 03/15/2021 ~		400	398
			8,963
Total Corporate Bonds & Notes (Cost $45,090)			46,216
U.S. GOVERNMENT AGENCIES 35.7%
Fannie Mae UMBS 4.000% due 10/01/2040		7	7
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049		78,740	80,443
4.000% due 08/01/2049		55,700	57,542
Freddie Mac 2.944% due 07/15/2041 •		964	970
Ginnie Mae
2.783% due 02/20/2049 •		2,072	2,070
3.030% due 08/20/2068 •		804	789
Total U.S. Government Agencies (Cost $141,574)			141,821
U.S. TREASURY OBLIGATIONS 31.2%
U.S. Treasury Bonds
3.000% due 02/15/2048 (o)		70	77
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (m)		1,682	1,666
0.125% due 01/15/2022 (m)		564	561
0.125% due 04/15/2022 (j)(m)(o)		33,760	33,501
0.250% due 01/15/2025 (j)(m)		20,707	20,739
0.375% due 07/15/2025 (j)(m)(o)		11,487	11,619
0.375% due 07/15/2027 (m)		585	591
0.625% due 07/15/2021		2,902	2,921
0.875% due 01/15/2029 (j)(o)		1,619	1,705
0.875% due 02/15/2047 (o)		2,931	2,991
1.000% due 02/15/2046		151	158
1.125% due 01/15/2021 (j)		2,990	3,014
2.375% due 01/15/2025 (j)(m)		39,499	44,153
Total U.S. Treasury Obligations (Cost $121,971)			123,696
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust 2.644% due 07/25/2037 •		340	310
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~		98	93
4.333% due 07/25/2036 ^~		138	134
4.487% due 08/25/2033 ~		74	76
Countrywide Alternative Loan Trust 3.504% due 02/25/2036 •		177	167
Countrywide Home Loan Mortgage Pass-Through Trust
3.044% due 03/25/2035 •		78	79
3.844% due 09/20/2036 ^~		98	86
6.000% due 04/25/2036		302	251
Structured Adjustable Rate Mortgage Loan Trust 4.054% due 01/25/2035 ~		14	15
Structured Asset Mortgage Investments Trust 2.640% due 07/19/2035 •		38	38
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	1,800	2,295

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 2.734% due 01/25/2045 •		$2,097	2,084
Total Non-Agency Mortgage-Backed Securities (Cost $5,604)			5,628
ASSET-BACKED SECURITIES 4.4%
ACE Securities Corp. Home Equity Loan Trust 4.204% due 06/25/2034 •		118	115
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		64	66
Argent Mortgage Loan Trust 2.884% due 05/25/2035 •		562	543
Argent Securities Trust 2.554% due 07/25/2036 •		397	346
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	500	567
CIFC Funding Ltd. 3.440% due 10/25/2027 •		$560	557
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		1,655	1,678
Countrywide Asset-Backed Certificates
2.544% due 05/25/2035 •		69	67
2.654% due 03/25/2037 •		600	574
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		700	696
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		700	698
First Franklin Mortgage Loan Trust 2.874% due 11/25/2036 •		1,200	1,089
Fremont Home Loan Trust 2.539% due 10/25/2036 •		740	697
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •		400	399
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		591	434
Long Beach Mortgage Loan Trust 2.704% due 01/25/2036 •		1,638	1,535
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		510	507
Mountain View CLO Ltd. 3.397% due 10/15/2026 •		368	367
Navient Student Loan Trust 3.554% due 03/25/2066 •		772	776
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •		280	280
OCP CLO Ltd. 3.397% due 07/15/2027 •		270	269
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		2,131	2,156
TICP CLO Ltd. 3.432% due 04/20/2028 •		250	249
Tralee CLO Ltd. 3.622% due 10/20/2027 •		600	600
Venture CLO Ltd.
3.321% due 02/28/2026 •		759	757
3.477% due 07/15/2027 •		500	501
WhiteHorse Ltd. 3.518% due 04/17/2027 •		1,000	998
Total Asset-Backed Securities (Cost $16,763)			17,521
SOVEREIGN ISSUES 16.2%
Argentina Government International Bond
40.244% (BADLARPP) due 10/04/2022 ~	ARS	2,500	87
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		1,778	36
63.705% due 06/21/2020 ~(a)		31,668	728
Australia Government International Bond 3.000% due 09/20/2025 (e)	AUD	2,766	2,320
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	1,384	350
Canadian Government Real Return Bond 0.500% due 12/01/2050 (e)	CAD	732	591
France Government International Bond
0.100% due 03/01/2025 (e)	EUR	1,693	2,057
1.850% due 07/25/2027 (e)(j)		1,834	2,610
2.100% due 07/25/2023 (e)(j)		8,548	11,093
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	337,317	3,268
0.100% due 03/10/2029 (e)		226,669	2,196
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,500	829
6.150% due 08/12/2032		4,400	1,470
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,050
Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,684

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Spain Government International Bond 2.150% due 10/31/2025 (j)	EUR	3,700	4,778
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	446	676
0.125% due 08/10/2028 (e)(j)		5,128	8,229
1.250% due 11/22/2027 (e)		5,077	8,721
1.875% due 11/22/2022 (e)(j)		7,775	11,495
3.500% due 01/22/2045		123	223
Total Sovereign Issues (Cost $64,754)			64,491
		SHARES
COMMON STOCKS 19.7%
COMMUNICATION SERVICES 1.8%
Alphabet, Inc. 'A' (b)		820	888
Alphabet, Inc. 'C' (b)		721	779
BT Group PLC		10,219	26
Comcast Corp. 'A'		2,355	100
Discovery, Inc. 'A' (b)		6,400	197
Discovery, Inc. 'C' (b)		6,300	179
Eutelsat Communications S.A.		4,497	84
Facebook, Inc. 'A' (b)		3,605	696
Hakuhodo DY Holdings, Inc.		4,300	72
ITV PLC		8,212	11
KDDI Corp.		7,571	193
Konami Holdings Corp.		400	19
Koninklijke KPN NV		19,039	58
Netflix, Inc. (b)		100	37
Nippon Telegraph & Telephone Corp.		3,210	149
NTT DOCOMO, Inc.		11,944	278
Omnicom Group, Inc.		200	16
PCCW Ltd.		143,105	83
Proximus SADP		2,542	75
Quebecor, Inc. 'B'		5,100	121
RTL Group S.A.		2,649	136
SES S.A.		3,961	62
SoftBank Group Corp.		4,600	220
Sprint Corp. (b)		4,300	28
Telstra Corp. Ltd.		11,325	31
Thomson Reuters Corp.		6,700	432
Tribune Media Co. 'A' (k)		39,011	1,803
Verizon Communications, Inc.		5,700	326
Viacom, Inc. 'B'		5,424	162
			7,261
CONSUMER DISCRETIONARY 1.3%
Accor S.A.		4,738	203
Amazon.com, Inc. (b)		426	807
AutoZone, Inc. (b)		189	208
Bandai Namco Holdings, Inc.		1,300	63
Barratt Developments PLC		17,172	125
Berkeley Group Holdings PLC		4,139	196
Compass Group PLC		2,133	51
Darden Restaurants, Inc.		907	110
eBay, Inc.		3,400	134
Faurecia S.A.		1,885	88
Garmin Ltd.		823	66
H&R Block, Inc.		5,243	154
Hennes & Mauritz AB 'B'		4,364	78
Home Depot, Inc.		1,634	340
Honda Motor Co. Ltd.		10,865	281
Kering S.A.		347	205
Kohl's Corp.		1,935	92
L Brands, Inc.		2,700	70
Las Vegas Sands Corp.		6,587	389
Magna International, Inc.		2,200	109
Marks & Spencer Group PLC		3,567	10
Mazda Motor Corp.		5,300	55
Nikon Corp.		1,300	18
Nissan Motor Co. Ltd.		2,800	20
Norwegian Cruise Line Holdings Ltd. (b)		1,100	59
Pandora A/S		794	28
Persimmon PLC		5,004	127
Peugeot S.A.		8,422	208
PulteGroup, Inc.		3,500	111
Rakuten, Inc.		8,000	95
Ross Stores, Inc.		700	69
Sands China Ltd.		18,640	89
Sekisui Chemical Co. Ltd.		1,500	23
Starbucks Corp.		2,600	218
Subaru Corp.		4,000	97

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Tapestry, Inc.	800	25
Target Corp.	1,700	147
Valeo S.A.	395	13
Wesfarmers Ltd.	6,057	154
		5,335
CONSUMER STAPLES 1.3%
Alimentation Couche-Tard, Inc. 'B'	4,100	258
Altria Group, Inc.	5,320	252
Asahi Group Holdings Ltd.	2,400	108
Clorox Co.	1,369	210
Coca-Cola European Partners PLC	2,000	113
Colgate-Palmolive Co.	4,200	301
Hormel Foods Corp.	4,700	190
Imperial Brands PLC	771	18
Ingredion, Inc.	2,492	206
Japan Tobacco, Inc.	11,935	263
Kimberly-Clark Corp.	4,274	570
Kirin Holdings Co. Ltd.	6,110	132
Kroger Co.	6,121	133
PepsiCo, Inc.	6,055	794
Philip Morris International, Inc.	3,617	284
Procter & Gamble Co.	6,300	691
Unilever NV	1,862	113
Wal-Mart Stores, Inc.	800	88
Walgreens Boots Alliance, Inc.	3,400	186
Woolworths Group Ltd.	1,323	31
		4,941
ENERGY 1.6%
Aker BP ASA	6,330	181
Apache Corp.	5,600	162
Canadian Natural Resources Ltd.	5,806	157
Cheniere Energy, Inc. (b)(k)	26,659	1,825
Cimarex Energy Co.	600	36
ConocoPhillips	6,132	374
Devon Energy Corp.	1,500	43
Enagas S.A.	5,439	145
Eni SpA	32,160	534
HollyFrontier Corp.	3,431	159
John Wood Group PLC	4,720	27
JXTG Holdings, Inc.	12,716	63
Kinder Morgan, Inc.	3,800	79
Lundin Petroleum AB	522	16
ONEOK, Inc.	27,611	1,900
Phillips 66	2,100	196
Total S.A.	5,548	311
Woodside Petroleum Ltd.	2,651	68
		6,276
FINANCIALS 2.5%
3i Group PLC	16,382	232
ABN AMRO Bank NV	8,877	190
Aflac, Inc.	15,300	839
AIB Group PLC	19,603	80
Ally Financial, Inc.	700	22
American Express Co.	2,000	247
Ameriprise Financial, Inc.	100	14
Banco Bilbao Vizcaya Argentaria S.A.	44,545	249
Bank Leumi Le-Israel BM	29,036	210
Bank of America Corp.	10,000	290
Cincinnati Financial Corp.	1,000	104
Citizens Financial Group, Inc.	2,626	93
Commonwealth Bank of Australia	3,862	224
Direct Line Insurance Group PLC	38,014	160
Discover Financial Services	5,382	418
DNB ASA	9,303	173
Fifth Third Bancorp	12,868	359
Franklin Resources, Inc.	7,500	261
Gjensidige Forsikring ASA	2,605	52
Hannover Rueck SE	1,168	189
Huntington Bancshares, Inc.	15,015	207
IA Financial Corp., Inc.	1,100	45
IGM Financial, Inc.	8,819	252
Investor AB 'B'	8,813	423
JPMorgan Chase & Co.	3,237	362
KBC Group NV	3,220	211
KeyCorp.	3,100	55
KKR & Co., Inc.	8,700	220
Macquarie Group Ltd.	1,476	130
Mediobanca SpA	7,911	81
MetLife, Inc.	2,500	124

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

ORIX Corp.	15,227	227
Principal Financial Group, Inc.	500	29
Progressive Corp.	3,000	240
S&P Global, Inc.	930	212
Sampo Oyj 'A'	5,210	246
Singapore Exchange Ltd.	5,100	30
Skandinaviska Enskilda Banken AB 'A'	27,610	255
Swedbank AB 'A'	8,312	125
Synchrony Financial	6,236	216
T Rowe Price Group, Inc.	4,309	473
Torchmark Corp.	1,503	134
Wells Fargo & Co.	15,683	742
Westpac Banking Corp.	17,139	341
Zurich Insurance Group AG	217	76
		9,862
HEALTH CARE 3.1%
AbbVie, Inc.	3,776	275
AmerisourceBergen Corp.	500	43
Amgen, Inc.	2,922	538
Array BioPharma, Inc. (b)	34,148	1,582
Astellas Pharma, Inc.	20,882	297
Biogen, Inc. (b)	1,053	246
Bristol-Myers Squibb Co.	3,600	163
BTG PLC (b)	154,713	1,642
Carl Zeiss Meditec AG	330	33
Celgene Corp. (b)	1,300	120
Cerner Corp.	3,000	220
Cronos Group, Inc. (b)	3,400	54
Edwards Lifesciences Corp. (b)	300	55
Eisai Co. Ltd.	1,000	56
Eli Lilly & Co.	1,400	155
Gilead Sciences, Inc.	4,073	275
H Lundbeck A/S	1,264	50
Henry Schein, Inc. (b)	3,700	259
Hoya Corp.	3,300	253
Jazz Pharmaceuticals PLC (b)	100	14
Johnson & Johnson	4,568	636
Koninklijke Philips NV	7,989	347
Medtronic PLC	4,679	456
Merck & Co., Inc.	4,195	352
Nektar Therapeutics (b)	500	18
Novo Nordisk A/S 'B'	3,650	186
Olympus Corp.	2,868	32
Orion Oyj 'B'	1,844	68
Pfizer, Inc.	9,004	390
Roche Holding AG	3,278	922
Shionogi & Co. Ltd.	3,000	173
Siemens Healthineers AG	6,976	294
Smith & Nephew PLC	8,766	190
Sonova Holding AG	936	213
Spark Therapeutics, Inc. (b)	14,880	1,523
Sumitomo Dainippon Pharma Co. Ltd.	1,937	37
Suzuken Co. Ltd.	400	23
UCB S.A.	1,080	90
Universal Health Services, Inc. 'B'	346	45
Veeva Systems, Inc. (b)	500	81
		12,406
INDUSTRIALS 3.1%
3M Co.	1,600	277
Acuity Brands, Inc.	500	69
Advanced Disposal Services, Inc. (b)	50,043	1,597
Aena SME S.A.	479	95
Arconic, Inc.	3,700	96
Ashtead Group PLC	10,786	309
Atlas Copco AB 'A'	4,693	150
Atlas Copco AB 'B'	6,390	183
Boeing Co.	553	201
Brambles Ltd.	16,955	153
Caterpillar, Inc.	1,155	157
CIMIC Group Ltd.	3,099	97
ComfortDelGro Corp. Ltd.	28,400	56
CSX Corp.	4,500	348
Cummins, Inc.	1,500	257
Daikin Industries Ltd.	300	39
Dover Corp.	3,941	395
East Japan Railway Co.	200	19
Eaton Corp. PLC	5,750	479
Edenred	139	7
Emerson Electric Co.	2,345	156
Experian PLC	5,665	172
FedEx Corp.	900	148
Global Brass & Copper Holdings, Inc.	20,848	912

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Hochtief AG	7	1
Honeywell International, Inc.	1,339	234
Huntington Ingalls Industries, Inc.	300	67
Illinois Tool Works, Inc.	600	90
Ingersoll-Rand PLC	266	34
KION Group AG	1,084	68
ManpowerGroup, Inc.	1,400	135
Masco Corp.	2,500	98
Minebea Mitsumi, Inc.	2,900	49
Mitsubishi Heavy Industries Ltd.	1,400	61
Norfolk Southern Corp.	1,400	279
PACCAR, Inc.	2,500	179
Parker-Hannifin Corp.	1,300	221
Pentair PLC	7,777	289
Robert Half International, Inc.	2,407	137
Sandvik AB	9,917	182
SGS S.A.	113	288
Snap-on, Inc.	1,484	246
Societe BIC S.A.	538	41
Southwest Airlines Co.	2,600	132
Spirit AeroSystems Holdings, Inc. 'A'	900	73
Textron, Inc.	2,800	149
Union Pacific Corp.	1,819	308
United Continental Holdings, Inc. (b)	1,300	114
United Parcel Service, Inc. 'B'	1,400	145
Volvo AB 'B'	1,563	25
WABCO Holdings, Inc. (b)	12,346	1,637
Waste Management, Inc.	3,100	358
West Japan Railway Co.	1,300	105
Yangzijiang Shipbuilding Holdings Ltd.	48,400	55
		12,172
INFORMATION TECHNOLOGY 3.9%
Accenture PLC 'A'	3,745	692
Advantest Corp.	3,200	88
Apple, Inc.	8,435	1,669
Brother Industries Ltd.	7,919	150
Cadence Design Systems, Inc. (b)	1,000	71
Check Point Software Technologies Ltd. (b)	1,400	162
Cisco Systems, Inc.	2,125	116
Citrix Systems, Inc.	1,961	192
Cypress Semiconductor Corp.	71,946	1,600
DXC Technology Co.	2,272	125
F5 Networks, Inc. (b)	183	27
Fortinet, Inc. (b)	1,400	108
FUJIFILM Holdings Corp.	4,400	223
Hewlett Packard Enterprise Co.	3,100	46
HP, Inc.	9,838	205
Intel Corp.	11,673	559
International Business Machines Corp.	2,446	337
Intuit, Inc.	514	134
Juniper Networks, Inc.	8,600	229
Lam Research Corp.	1,292	243
Mastercard, Inc. 'A'	2,562	678
Micro Focus International PLC	259	7
Micron Technology, Inc. (b)	6,546	253
Microsoft Corp. (k)	14,935	2,001
Motorola Solutions, Inc.	300	50
NetApp, Inc.	1,833	113
Nexon Co. Ltd.	4,200	61
NTT Data Corp.	5,400	72
Omron Corp.	200	10
Oracle Corp.	11,003	627
Oracle Corp. Japan	1,857	136
PayPal Holdings, Inc. (b)	300	34
QUALCOMM, Inc.	1,000	76
Red Hat, Inc. (b)(k)	10,334	1,940
Renesas Electronics Corp. (b)	1,500	7
Sage Group PLC	16,405	167
SAP SE	66	9
Seagate Technology PLC	1,751	83
Texas Instruments, Inc.	3,613	415
Tokyo Electron Ltd.	1,000	140
Trend Micro, Inc.	1,600	71
Versum Materials, Inc.	6,592	340
Visa, Inc. 'A'	5,269	914
VMware, Inc. 'A'	1,300	217
Xerox Corp.	1,100	39
		15,436
MATERIALS 0.6%
Akzo Nobel NV	986	93
Anglo American PLC	6,837	195
Arkema S.A.	1,078	100

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

BHP Group PLC	4,140	106
Celanese Corp.	1,800	194
Covestro AG	2,812	143
Fortescue Metals Group Ltd.	4,706	30
Hitachi Chemical Co. Ltd.	1,200	33
International Paper Co.	4,439	192
Mondi PLC	3,220	73
Nitto Denko Corp.	2,100	104
Nucor Corp.	1,400	77
Packaging Corp. of America	1,400	133
Rio Tinto Ltd.	3,409	248
Rio Tinto PLC	2,436	151
Shin-Etsu Chemical Co. Ltd.	1,500	140
Showa Denko KK	1,700	50
Sumitomo Chemical Co. Ltd.	29,911	139
Taiheiyo Cement Corp.	200	6
Tosoh Corp.	2,500	35
UPM-Kymmene Oyj	6,597	175
West Fraser Timber Co. Ltd.	975	44
		2,461
REAL ESTATE 0.1%
Aroundtown S.A.	15,194	125
Kerry Properties Ltd.	3,000	13
New World Development Co. Ltd.	116,307	182
Swire Properties Ltd.	53,650	217
		537
UTILITIES 0.4%
AES Corp.	6,551	110
AGL Energy Ltd.	2,067	29
CLP Holdings Ltd.	10,589	117
Endesa S.A.	12,321	317
Enel SpA	54,701	382
Iberdrola S.A.	17,685	176
Kansai Electric Power Co., Inc.	6,300	72
PPL Corp.	7,100	220
Red Electrica Corp. S.A.	3,815	79
Tohoku Electric Power Co., Inc.	7,400	75
Tokyo Electric Power Co. Holdings, Inc. (b)	14,546	76
UGI Corp.	200	11
Verbund AG	471	24
		1,688
Total Common Stocks (Cost $77,162)		78,375
MASTER LIMITED PARTNERSHIPS 1.3%
ENERGY 1.3%
Energy Transfer Equity LP	111,565	1,571
Plains All American Pipeline LP	72,544	1,766
Enterprise Products Partners LP	61,105	1,764
Total Master Limited Partnerships (Cost $4,955)		5,101
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Nationwide Building Society 10.250% ~	7,273	1,398
Total Preferred Securities (Cost $1,416)		1,398
EXCHANGE-TRADED FUNDS 5.4%
iShares MSCI EAFE ETF	322,629	21,206
Total Exchange-Traded Funds (Cost $21,495)		21,206
REAL ESTATE INVESTMENT TRUSTS 2.6%
REAL ESTATE 2.6%
Alexandria Real Estate Equities, Inc.	5,231	738
American Tower Corp.	5,622	1,149
Apartment Investment & Management Co.	15,920	798
CapitaLand Mall Trust	4,900	9
Dexus	1,944	18
Duke Realty Corp.	25,773	815
Equinix, Inc.	1,692	853
Equity Residential	10,992	834
Invitation Homes, Inc.	18,141	485
Kimco Realty Corp.	800	15

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Link REIT		25,805	317
Mirvac Group		18,611	41
RioCan Real Estate Investment Trust		21,810	433
Scentre Group		55,333	149
Segro PLC		21,968	204
Simon Property Group, Inc.		10,416	1,664
SmartCentres Real Estate Investment Trust		7,200	183
Sun Communities, Inc.		6,255	802
Ventas, Inc.		9,738	666
Total Real Estate Investment Trusts (Cost $8,759)			10,173
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.2%
COMMERCIAL PAPER 0.7%
Bank of Montreal
1.787% due 07/22/2019	CAD	300	229
1.797% due 07/19/2019		200	153
1.802% due 07/26/2019		100	76
Bank of Nova Scotia
1.773% due 07/22/2019		300	229
1.775% due 07/23/2019		100	76
1.775% due 07/25/2019		100	76
1.785% due 07/22/2019		200	153
HSBC Bank Canada
1.827% due 07/24/2019		200	153
1.828% due 07/25/2019		100	76
Royal Bank Of Canada
1.765% due 07/02/2019		300	229
1.773% due 07/22/2019		200	153
1.777% due 07/25/2019		100	76
1.777% due 07/26/2019		200	152
Toronto-Dominion Bank
1.765% due 07/02/2019		300	229
1.787% due 07/22/2019		400	305
1.788% due 07/24/2019		200	153
1.792% due 07/16/2019		100	76
1.792% due 07/26/2019		100	76
1.795% due 07/19/2019		200	153
			2,823
REPURCHASE AGREEMENTS (i) 12.4%			49,291
ARGENTINA TREASURY BILLS 0.1%
60.182% due 07/19/2019 - 07/31/2019 (c)(d)	ARS	10,158	260
Total Short-Term Instruments (Cost $52,344)			52,374
Total Investments in Securities (Cost $561,887)			568,000
		SHARES
INVESTMENTS IN AFFILIATES 28.6%
MUTUAL FUNDS (g) 28.6%
PIMCO EqS® Long/Short Fund		979,354	10,822
PIMCO Income Fund		3,516,626	42,621
PIMCO Mortgage Opportunities and Bond Fund		2,175,140	23,731
PIMCO Preferred and Capital Securities Fund		1,478,616	15,200
PIMCO RAE PLUS Fund		2,977,757	21,291
Total Mutual Funds (Cost $111,125)			113,665
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		10,624	105
Total Short-Term Instruments (Cost $105)			105
Total Investments in Affiliates (Cost $111,230)			113,770
Total Investments 171.7% (Cost $673,117)			$681,770
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $3,177)			710

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (71.8)%	(285,300)
Net Assets 100.0%	$397,180

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	2.550%	06/28/2019	07/01/2019	$19,900	U.S. Treasury Notes 2.750% due 04/30/2023	$(20,320)	$19,900	$19,904
FICC	2.000	06/28/2019	07/01/2019	8,186	U.S. Treasury Notes 2.250% due 03/31/2021	(8,354)	8,186	8,188
SAL	2.600	06/28/2019	07/01/2019	10,500	U.S. Treasury Notes 2.000% due 08/15/2025	(10,720)	10,500	10,502
SSB	1.350	06/28/2019	07/01/2019	205	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(212)	205	205
TDM	2.600	06/28/2019	07/01/2019	10,500	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(10,744)	10,500	10,502
Total Repurchase Agreements						$(50,350)	$49,291	$49,301

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOS	3.050%	06/28/2019	07/01/2019		$(4,160)	$(4,161)
BPS	(0.370)	04/17/2019	07/18/2019	EUR	(2,020)	(2,295)
	0.820	06/28/2019	08/09/2019	GBP	(6,536)	(8,301)
	0.860	06/04/2019	08/09/2019		(7,968)	(10,126)
BSN	2.540	04/04/2019	07/02/2019		$(8,289)	(8,340)
GRE	2.560	05/17/2019	07/17/2019		(5,936)	(5,955)
	2.610	04/30/2019	07/22/2019		(3,287)	(3,302)
IND	2.560	05/09/2019	08/07/2019		(51,742)	(51,937)
	2.570	05/16/2019	07/16/2019		(619)	(621)
	2.590	05/31/2019	07/12/2019		(5,148)	(5,160)
	2.620	05/30/2019	07/11/2019		(1,136)	(1,138)
JML	(0.370)	06/20/2019	07/18/2019	EUR	(2,375)	(2,700)
	(0.340)	06/20/2019	07/18/2019		(4,939)	(5,615)
RCY	2.600	05/08/2019	07/08/2019		$(11,770)	(11,816)
	2.600	05/16/2019	07/08/2019		(1,547)	(1,552)
	2.610	06/11/2019	07/23/2019		(640)	(641)
SCX	(0.350)	05/06/2019	07/18/2019	EUR	(7,522)	(8,549)
	2.600	04/25/2019	07/09/2019		$(9,575)	(9,622)
UBS	(0.370)	04/17/2019	07/18/2019	EUR	(2,084)	(2,368)
Total Reverse Repurchase Agreements						$(144,199)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	2.580%	06/13/2019	07/25/2019	$(749)	$(750)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

2.580	06/13/2019	07/25/2019	(2,915)	(2,919)
Total Sale-Buyback Transactions	$(3,669)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (5.0)%
U.S. Government Agencies (5.0)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$19,800	$(19,943)	$(19,946)
Total Short Sales (5.0)%	$(19,943)	$(19,946)
(j)	Securities with an aggregate market value of $149,673 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(k)	Securities with an aggregate market value of $5,156 have been pledged as collateral as of June 30, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(114,708) at a weighted average interest rate of 2.226%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(4)	Payable for sale-buyback transactions includes $(6) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$125.750	08/23/2019	127	$127	$1	$0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.250	08/23/2019	1,129	1,129	10	1
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	130.250	08/23/2019	405	405	3	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	19	19	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	407	407	4	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.500	08/23/2019	109	109	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.000	08/23/2019	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.500	08/23/2019	66	66	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	148.500	08/23/2019	125	125	1	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	116.000	08/23/2019	135	135	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	230.000	08/23/2019	12	12	0	0
$22	$2
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,900.000	07/19/2019	14	$1	$50	$32
Put - CBOE S&P 500	2,800.000	09/20/2019	32	3	352	121
Put - CBOE S&P 500	2,600.000	12/20/2019	31	3	375	116
Put - CBOE S&P 500	2,700.000	03/20/2020	30	3	371	227
Put - EUREX EURO STOXX 50	3,250.000	07/19/2019	212	EUR	2	93	9
$1,241	$505
Total Purchased Options	$1,263	$507

WRITTEN OPTIONS:
COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude August 2019 Futures	$67.000	07/17/2019	12	$12	$(12)	$(1)
Call - NYMEX Crude August 2019 Futures	68.500	07/17/2019	12	12	(11)	(1)
Call - NYMEX Crude September 2019 Futures	57.000	08/15/2019	24	24	(40)	(90)
Put - NYMEX Natural Gas August 2019 Futures	2.400	07/26/2019	12	120	(5)	(16)
Put - NYMEX Natural Gas August 2019 Futures	2.450	07/26/2019	12	120	(7)	(21)
Put - NYMEX Natural Gas September 2019 Futures	2.150	08/27/2019	12	120	(6)	(8)
Call - NYMEX Natural Gas September 2019 Futures	2.600	08/27/2019	12	120	(5)	(3)
					$(86)	$(140)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$129.000	07/26/2019	41	$41	$(10)	$(11)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts		Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,825.000	07/19/2019	14		$1	$(26)	$(15)
Call - CBOE S&P 500	2,975.000	07/19/2019	14		1	(28)	(29)
Put - CBOE S&P 500	2,700.000	09/20/2019	32		3	(281)	(74)
Put - CBOE S&P 500	2,500.000	12/20/2019	31		3	(291)	(83)
Put - CBOE S&P 500	2,600.000	03/20/2020	30		3	(294)	(174)
Put - EUREX EURO STOXX 50	3,150.000	07/19/2019	212	EUR	2	(45)	(4)
Call - EUREX EURO STOXX 50	3,450.000	07/19/2019	212		2	(43)	(129)
						$(1,008)	$(508)
Total Written Options						$(1,104)	$(659)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude January Futures	11/2019	10	$636	$38	$0	$(9)
Brent Crude October Futures	08/2019	8	515	22	0	(7)
Brent Crude September Futures	07/2019	4	259	(2)	0	(4)
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	4	0	0	0	0
Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	103	1	0	0	0
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	539	6	0	0	0
Call Options Strike @ EUR 113.800 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	1,352	8	(1)	8	(8)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	216	1	0	1	(1)
Call Options Strike @ EUR 139.000 on Euro-Bobl September 2019 Futures (1)	08/2019	80	0	0	0	0
Call Options Strike @ EUR 139.250 on Euro-Bobl September 2019 Futures (1)	08/2019	29	0	0	0	0
Cocoa December Futures	12/2019	21	516	2	0	(6)
Copper December Futures	12/2019	13	884	(20)	0	(1)
Cotton No. 2 December Futures	12/2019	1	33	(1)	0	0
DAX Index September Futures	09/2019	1	352	9	5	0
E-mini NASDAQ 100 Index September Futures	09/2019	57	8,771	(14)	4	0
E-mini S&P 500 Index September Futures	09/2019	361	53,143	646	240	0
Euro-Bund 10-Year Bond September Futures	09/2019	608	119,425	1,253	164	0
FTSE 100 Index September Futures	09/2019	68	6,364	74	25	(10)
FTSE/MIB Index September Futures	09/2019	1	120	4	1	0
Gas Oil November Futures	11/2019	12	723	(35)	2	0
Hang Seng China Enterprises Index July Futures	07/2019	28	1,942	(3)	26	(2)
Henry Hub Natural Gas April Futures	03/2020	64	386	(31)	0	(2)
Henry Hub Natural Gas August Futures	07/2020	64	398	(19)	0	(2)
Henry Hub Natural Gas July Futures	06/2020	64	395	(22)	0	(2)
Henry Hub Natural Gas June Futures	05/2020	64	389	(28)	0	(2)
Henry Hub Natural Gas May Futures	04/2020	64	382	(35)	0	(2)
Henry Hub Natural Gas October Futures	09/2020	64	400	(17)	0	(2)
Henry Hub Natural Gas September Futures	08/2020	64	396	(21)	0	(2)
IBEX 35 Index July Futures	07/2019	1	104	1	1	0
JPX Nikkei Index 400 September Futures	09/2019	23	295	0	37	(1)
Lead November Futures	11/2019	15	726	18	0	0
New York Harbor ULSD November Futures	10/2019	9	740	(44)	0	(8)
Nikkei 225 Index September Futures	09/2019	2	198	2	4	0
Platinum October Futures	10/2019	17	715	27	20	0
Put Options Strike @ EUR 129.500 on Euro-Bobl September 2019 Futures (1)	08/2019	175	1	0	0	0
Put Options Strike @ EUR 129.750 on Euro-Bobl September 2019 Futures (1)	08/2019	9	0	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	600	7	(1)	0	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	127	1	0	0	0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	68	1	0	0	0
RBOB Gasoline November Futures	10/2019	10	696	(24)	0	(7)
S&P/Toronto Stock Exchange 60 September Futures	09/2019	30	4,480	12	30	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Topix Index September Futures	09/2019	54	7,768	(3)	100	0
U.S. Treasury 10-Year Note September Futures	09/2019	610	78,061	1,192	19	0
U.S. Treasury 30-Year Bond September Futures	09/2019	127	19,760	217	0	(17)
WTI Crude November Futures	10/2019	10	582	(27)	0	(10)
WTI Crude September Futures	08/2019	14	819	52	0	(14)
				$3,221	$687	$(119)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminium November Futures	11/2019	22	$(999)	$15	$0	$0
Arabica Coffee December Futures	12/2019	4	(170)	(29)	0	(4)
Australia Government 10-Year Bond September Futures	09/2019	11	(1,109)	(13)	6	(2)
CAC 40 Index July Futures	07/2019	1	(63)	(2)	0	(1)
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	26	(98)	(65)	0	(6)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	33	(107)	(67)	0	(8)
Call Options Strike @ EUR 134.500 on Euro-Bobl September 2019 Futures (1)	08/2019	80	(33)	(2)	0	(5)
Call Options Strike @ USD 68.000 on Brent Crude October 2019 Futures (1)	08/2019	24	(46)	(10)	9	0
Call Options Strike @ USD 72.000 on Brent Crude September 2019 Futures (1)	07/2019	24	(11)	17	4	0
Canada Government 10-Year Bond September Futures	09/2019	1	(109)	0	0	0
Corn December Futures	12/2019	16	(345)	3	16	0
Euro STOXX 50 September Futures	09/2019	385	(15,174)	(346)	0	(158)
Euro-Bobl September Futures	09/2019	29	(4,433)	(4)	0	(4)
Euro-BTP Italy Government Bond September Futures	09/2019	93	(14,176)	(565)	0	(76)
Euro-Buxl 30-Year Bond September Futures	09/2019	36	(8,306)	(95)	7	(11)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	299	(56,055)	(1,143)	0	(82)
Euro-Schatz September Futures	09/2019	1,568	(200,201)	(209)	0	(53)
Gold 100 oz. August Futures	08/2019	14	(1,979)	(58)	0	(2)
Japan Government 10-Year Bond September Futures	09/2019	3	(4,281)	1	1	(3)
Mini MSCI Emerging Markets Index September Futures	09/2019	399	(21,015)	(446)	54	0
Natural Gas August Futures	07/2019	17	(392)	12	3	0
Natural Gas November Futures	10/2019	22	(528)	(7)	3	0
Natural Gas September Futures	08/2019	3	(68)	(4)	0	0
Nickel November Futures	11/2019	5	(382)	(22)	0	0
OBX Index July Futures	07/2019	1	(9)	0	0	0
OMX Stockholm 30 Index July Futures	07/2019	1	(17)	0	0	0
Put Options Strike @ EUR 112.100 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	180	(7)	9	1	0
Put Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	26	(2)	29	1	0
Put Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	33	(4)	33	1	0
Silver September Futures	09/2019	2	(153)	(5)	0	0
Soybean November Futures	11/2019	20	(923)	20	0	(11)
SPI 200 Index September Futures	09/2019	16	(1,842)	(16)	12	(10)
Sugar No. 11 March Futures	02/2020	35	(531)	(3)	4	0
U.S. Treasury 2-Year Note September Futures	09/2019	5	(1,076)	(9)	0	0
U.S. Treasury 5-Year Note September Futures	09/2019	1,661	(196,258)	(2,118)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	12	(2,131)	(20)	2	0
United Kingdom Long Gilt September Futures	09/2019	30	(4,964)	(11)	9	0
Wheat December Futures	12/2019	24	(646)	(94)	22	0
				$(5,224)	$155	$(436)
Total Futures Contracts				$(2,003)	$842	$(555)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.183%	$900	$(27)	$12	$(15)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.063	1,200	(31)	20	(11)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.111	200	(6)	2	(4)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.186	700	(16)	9	(7)	0	0
						$(80)	$43	$(37)	$0	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	330	$6	$(1)	$5	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		100	0	0	0	0	0
							$6	$(1)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date			Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024			$40,200	$(759)	$(109)	$(868)	$0	$(19)
iTraxx Crossover 31 5-Year Index	(5.000)	Quarterly	06/20/2024	EUR		100	(13)	0	(13)	0	0
iTraxx Europe Main 31 5-Year Index	(1.000)	Quarterly	06/20/2024			100	(3)	0	(3)	0	0
							$(775)	$(109)	$(884)	$0	$(19)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024			$12,600	$(423)	$30	$(393)	$5	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024			100	7	1	8	0	0
							$(416)	$31	$(385)	$5	$0
INTEREST RATE SWAPS										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$3,680	$9	$(22)	$(13)	$33	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		700	2	(72)	(70)	6	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		1,499	12	(180)	(168)	14	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		880	2	(105)	(103)	8	0
Receive(8)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		6,850	0	(32)	(32)	7	0
Pay(8)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		6,850	0	34	34	0	(7)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025		10,800	(25)	636	611	0	(13)
Receive(8)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		7,300	83	(245)	(162)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,970	112	(96)	16	3	0
Receive(8)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		20,280	(61)	(873)	(934)	15	0
Receive(8)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		19,600	0	(885)	(885)	15	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		1,550	38	104	142	0	(3)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,860	(187)	294	107	0	(11)
Receive(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021	GBP	29,900	108	(236)	(128)	0	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,080,000	388	118	506	1	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024		1,220,000	470	162	632	2	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044		513,000	113	1,255	1,368	5	0
Pay	CPTFEMU	1.324	Maturity	03/15/2029	EUR	890	0	27	27	0	(6)
Pay	CPTFEMU	1.946	Maturity	03/15/2048		710	8	176	184	0	(5)
Pay	CPURNSA	1.715	Maturity	07/18/2019		$5,420	0	(61)	(61)	0	0
Pay	CPURNSA	2.070	Maturity	10/04/2019		9,900	0	(56)	(56)	0	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		5,100	0	(14)	(14)	0	(5)
Receive	CPURNSA	2.021	Maturity	11/25/2020		4,900	0	(12)	(12)	0	(5)
Receive	CPURNSA	1.550	Maturity	07/26/2021		1,900	64	(25)	39	0	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		1,390	42	(20)	22	0	0
Receive	CPURNSA	1.955	Maturity	07/25/2024		8,200	0	(22)	(22)	0	(5)
Pay	CPURNSA	1.730	Maturity	07/26/2026		300	(16)	10	(6)	0	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		1,390	(64)	47	(17)	1	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		5,700	0	100	100	5	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		3,800	0	72	72	3	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		1,730	0	40	40	2	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		1,700	0	34	34	2	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	CPURNSA	2.379	Maturity	07/09/2028		15,600	(9)	816	807	18	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,850	0	20	20	8	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	210	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		6,590	5	(70)	(65)	1	0
Pay	FRCPXTOB	1.590	Maturity	02/15/2028		2,830	0	202	202	0	(6)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		440	1	76	77	0	(3)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	820	0	8	8	2	0
Pay	UKRPI	3.603	Maturity	11/15/2028		40	0	0	0	0	0
Pay	UKRPI	3.633	Maturity	12/15/2028		300	0	4	4	1	0
Pay	UKRPI	3.718	Maturity	12/15/2028		2,190	0	63	63	5	0
Pay	UKRPI	3.400	Maturity	06/15/2030		4,020	1	11	12	12	0
Pay	UKRPI	3.530	Maturity	10/15/2031		500	5	(8)	(3)	1	0
Pay	UKRPI	3.470	Maturity	09/15/2032		800	(12)	(2)	(14)	2	0
Pay	UKRPI	3.579	Maturity	10/15/2033		4,180	54	(4)	50	7	0
Pay	UKRPI	3.580	Maturity	06/15/2039		350	0	(1)	(1)	0	0
Pay	UKRPI	3.590	Maturity	06/15/2039		400	0	1	1	0	0
Pay	UKRPI	3.600	Maturity	06/15/2039		1,380	0	9	9	0	(1)
							$1,143	$1,277	$2,420	$185	$(70)
Total Swap Agreements							$(122)	$1,241	$1,119	$190	$(89)

(m)	Securities with an aggregate market value of $10,745 and cash of $2,691 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Unsettled variation margin asset of $59 and liability of $(22) for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	5,502		$4,183	$0	$(18)
	07/2019		$2,941	CHF	2,950	81	0
	07/2019		207	EUR	184	3	0
	08/2019		4,186	CAD	5,502	18	0
	09/2019	ILS	931		$261	0	(1)
	09/2019		$125	SGD	171	2	0
BPS	07/2019	CAD	600		$455	0	(3)
	07/2019	GBP	3,457		4,407	17	0
	07/2019	IDR	6,896,894		477	0	(12)
	07/2019	JPY	158,900		1,486	13	0
	07/2019	KRW	578,074		501	0	0
	07/2019	MXN	9,435		491	0	(1)
	07/2019	TRY	2,412		416	0	(1)
	07/2019		$273	ARS	13,459	32	0
	07/2019		445	CHF	438	4	0
	07/2019		19,191	GBP	15,131	24	0
	07/2019		486	IDR	6,896,894	2	0
	07/2019		500	KRW	578,074	1	0
	07/2019		489	MXN	9,435	1	0
	07/2019		1,013	RUB	63,945	0	(3)
	07/2019		1,213	TRY	7,242	31	0
	07/2019		486	ZAR	6,968	7	0
	08/2019	GBP	15,131		$19,221	0	(25)
	08/2019		$344	ARS	15,367	0	(2)
	10/2019	DKK	4,450		$684	1	0
BRC	07/2019	CLP	327,556		464	0	(20)
	07/2019	EUR	7,475		8,360	0	(140)
	07/2019		$482	CLP	327,556	1	0
	08/2019	MXN	38,037		$1,915	0	(53)
	10/2019		$2,520	INR	185,092	126	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

	10/2019		1,417	MXN	28,010	17	0
CBK	07/2019	AUD	2,285		$1,591	0	(13)
	07/2019	EUR	1,864		2,108	0	(12)
	07/2019	JPY	141,800		1,323	7	0
	07/2019	SEK	1,115		118	0	(2)
	07/2019		$148	ARS	7,223	14	0
	07/2019		1,375	DKK	9,043	2	0
	07/2019		12,559	JPY	1,368,270	132	0
	07/2019		916	ZAR	13,320	29	0
	09/2019		280	PHP	14,667	5	0
	10/2019	DKK	12,223		$1,874	0	(2)
	10/2019	PEN	5,296		1,560	0	(41)
FBF	09/2019		$2,266	INR	159,044	17	0
GLM	07/2019	BRL	5,568		$1,418	0	(32)
	07/2019	CAD	100		76	0	0
	07/2019	CLP	320,764		462	0	(11)
	07/2019	EUR	702		795	0	(3)
	07/2019	GBP	1,632		2,078	5	0
	07/2019	IDR	6,886,180		482	0	(4)
	07/2019		$477	BRL	1,845	3	0
	07/2019		906	CLP	615,800	3	0
	07/2019		501	MXN	9,557	0	(5)
	08/2019		1,405		28,010	44	0
	09/2019		4,167	IDR	61,155,284	120	0
	10/2019	DKK	3,480		$534	0	0
	10/2019	MXN	28,010		1,390	0	(44)
	12/2019	CLP	615,800		906	0	(3)
HUS	07/2019	ARS	23,921		482	0	(56)
	07/2019	BRL	1,845		477	0	(3)
	07/2019	CAD	300		228	0	(2)
	07/2019	CHF	3,388		3,468	0	(3)
	07/2019	CLP	1,596,746		2,335	0	(22)
	07/2019	IDR	6,944,133		486	0	(5)
	07/2019	KRW	578,074		500	0	(1)
	07/2019	THB	30,125		973	0	(10)
	07/2019		$341	ARS	16,952	44	0
	07/2019		482	BRL	1,845	0	(1)
	07/2019		4,240	CAD	5,715	124	0
	07/2019		483	CLP	327,556	0	0
	07/2019		976	KRW	1,155,568	23	0
	07/2019		1,469	MXN	28,469	14	0
	07/2019		1,013	ZAR	14,510	16	0
	08/2019	JPY	130,400		$1,213	0	0
	08/2019		$3,478	CHF	3,388	3	0
	09/2019		4,904	HKD	38,297	0	0
	09/2019		1,013	IDR	14,436,263	0	(1)
	09/2019		1,262	INR	88,379	7	0
	11/2019	TWD	54,887		$1,753	0	(30)
IND	07/2019		$210	SEK	2,010	7	0
JPM	07/2019	CAD	100		$76	0	(1)
	07/2019	EUR	625		707	0	(4)
	07/2019	GBP	4,780		6,033	0	(38)
	07/2019	JPY	117,300		1,085	0	(2)
	07/2019		$1,013	COP	3,239,017	0	(5)
	07/2019		895	DKK	5,895	3	0
	07/2019		798	EUR	712	12	0
	07/2019		499	JPY	54,100	3	0
	07/2019		482	KRW	570,038	11	0
	07/2019		2,460	RUB	160,440	73	0
	09/2019	THB	7,261		$229	0	(8)
	10/2019	INR	185,344		2,520	0	(129)
	11/2019	TWD	17,635		562	0	(11)
	01/2020	BRL	1,384		360	5	0
MSB	07/2019		1,470		383	1	0
	07/2019		$384	BRL	1,470	0	(1)
	08/2019		382		1,470	0	(1)
	09/2019		10	MYR	41	0	0
	09/2019		883	RUB	58,435	31	0
MYI	07/2019	CAD	700		$533	0	(2)
	07/2019	GBP	5,652		7,144	0	(34)
RBC	07/2019	CAD	213		159	0	(4)
	07/2019	COP	3,239,017		1,019	11	0
	07/2019		$10,106	GBP	7,980	28	0
	09/2019		1,014	COP	3,239,017	0	(12)
RYL	07/2019	CAD	600		$456	0	(3)
	07/2019	CLP	331,282		484	0	(5)
SCX	07/2019	BRL	1,470		384	1	0
	07/2019	GBP	7,590		9,607	0	(32)
	07/2019		$365	BRL	1,470	18	0
	09/2019	KRW	5,679,331		$4,771	0	(147)
	11/2019	TWD	22,004		703	0	(12)
SOG	07/2019	IDR	6,905,470		482	0	(6)
	07/2019		$797	TRY	4,682	7	(1)
	07/2019		486	ZAR	7,104	17	0
SSB	07/2019	CAD	1,200		$911	0	(6)
	07/2019	IDR	6,896,894		486	0	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		$488	IDR	6,896,894	1	0
	09/2019	HKD	6,722		$859	0	(2)
TOR	07/2019	CAD	100		76	0	(1)
	07/2019		$8,203	EUR	7,314	114	0
	08/2019		8,297	GBP	6,535	15	0
	09/2019		3,928	COP	13,276,447	183	0
UAG	07/2019	JPY	1,004,371		$9,331	16	0
	08/2019		$9,353	JPY	1,004,371	0	(15)
	09/2019	CNH	2,574		$371	0	(3)
Total Forward Foreign Currency Contracts						$1,550	$(1,071)

PURCHASED OPTIONS:
BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
MYI	Put - OTC S&P 500 U&I @ 2,683.000	10Y USISDA 2.677	03/20/2020	2,980	$69	$13

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-32 5-Year Index	Buy	1.650%	08/21/2019	23,200	$3	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus CAD	CAD	1.440	07/18/2019	4,100	$1	$0
	Call - OTC USD versus CHF	CHF	1.043	07/18/2019	2,900	0	0
	Call - OTC USD versus JPY	JPY	115.500	07/18/2019	12,000	1	0
BRC	Call - OTC USD versus INR	INR	80.500	10/18/2019	8,205	72	1
						$74	$1

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	124,100	$4,913	$16

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	$108.500	08/06/2019	16,600	$1	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	47,200	2	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	73.000	07/08/2019	21,200	1	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	10,300	0	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	58,000	2	0
					$6	$0

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(3)	Expiration Date	Notional Amount(1)	Cost(3)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	8,300	$831	$819
Total Purchased Options					$5,896	$849
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	2,200	$(2)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,700	(2)	0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	1,800	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	2,800	(4)	(1)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	4,300	(9)	(2)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	1,700	(2)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,600	(2)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,600	(2)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,800	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	800	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	2,100	(4)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,200	(3)	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	2,400	(3)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	700	(1)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	1,900	(3)	(1)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	900	(2)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,600	(2)	0
						$(46)	$(7)
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC USD versus INR	INR	71.500	10/18/2019	4,102	$(70)	$(113)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(4)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	11,400	$(100)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	(291)	(10)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	8,600	(23)	22
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	8,600	(23)	22
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	11,700	(132)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	5,200	(96)	(2)
						$(665)	$32

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(5)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	55,800	$(43)	$(6)
Total Written Options						$(824)	$(94)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q19	$6.080	Maturity	12/31/2019	2,700	$0	$1	$1	$0
	Pay	FUELCO 4Q19	13.500	Maturity	12/31/2019	600	0	0	0	0
GST	Pay	Cotton No. 2 December Futures	73.580	Maturity	11/08/2019	350,000	0	26	26	0
MYC	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	600	0	0	0	0
							$0	$27	$27	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(6)

									Swap Agreements, at Value(10)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(8)	Notional Amount(9)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$400	$3	$(3)	$0	$0
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	2,400	24	(25)	0	(1)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	300	3	(3)	0	0
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	1,900	16	(16)	0	0
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	2,900	27	(28)	0	(1)
JPM	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	600	5	(5)	0	0
							$78	$(80)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(7)

										Swap Agreements, at Value(10)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(8)		Notional Amount(9)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Deutsche Bank AG	1.000%	Quarterly	12/20/2021	2.832%	EUR	400	$(83)	$63	$0	$(20)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(7)
								Swap Agreements, at Value(10)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(9)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$1,532	$(33)	$46	$13	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(48)	61	13	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	597	(19)	26	7	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	525	102	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	620	86	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	757	139	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	292	57	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	103	22	0
						$(1,991)	$2,430	$439	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	12,740	$0	$(2)	$0	$(2)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,900	0	(2)	0	(2)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		6,820	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		1,470	0	21	21	0
CBK	Pay	3-Month KRW-KORIBOR(2)	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	5,310	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		2,680	0	45	45	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		1,660	0	23	23	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,140	0	17	17	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		6,510	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		1,390	0	24	24	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026		$300	0	(5)	0	(5)
	Pay	CPURNSA	1.810	Maturity	07/19/2026		4,000	0	(52)	0	(52)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		2,300	0	(32)	0	(32)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		15,300	0	(191)	0	(191)
								$0	$(158)	$130	$(288)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

											Swap Agreements, at Value
Counterparty	Pay/Receive(11)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	DWRTFT Index	227	2.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020		$2,539	$0	$70	$70	$0
	Pay	DWRTFT Index	547	2.711% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2020		5,956	0	12	12	0
	Receive	NDUEEGF Index	83,891	2.443% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/17/2020		41,260	0	46	46	0
FBF	Receive	Swiss Market Index	530	0.000%	Maturity	09/20/2019	CHF	5,261	0	(40)	0	(40)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019		$16,600	64	(1,503)	0	(1,439)
	Pay	DWRTFT Index	29	2.711% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019		316	0	1	1	0
MEI	Receive	KOSPI2 Index	250,000	0.000%	Maturity	09/11/2019	KRW	67,479	0	1	1	0
MYI	Receive	NDUEACWF Index	1,598	2.296% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/14/2019		$400	0	13	13	0
									$64	$(1,400)	$143	$(1,479)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(11)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	121,342	2.389% (1-Month USD-LIBOR less a specified spread)	Monthly	08/30/2019	$15,091	$0	$30	$30	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	125,441	2.681% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2020	15,601	0	31	31	0
								$0	$61	$61	$0

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(12)	7.023%	Maturity	07/29/2020	$6,604	$0	$348	$348	$0
	Pay	GOLDLNPM Index(12)	7.840	Maturity	09/09/2020	357	0	22	22	0
JPM	Receive	GOLDLNPM Index(12)	3.861	Maturity	07/29/2020	5,929	0	(151)	0	(151)
	Receive	GOLDLNPM Index(12)	3.976	Maturity	07/29/2020	675	0	(18)	0	(18)
	Receive	GOLDLNPM Index(12)	4.268	Maturity	09/09/2020	357	0	(9)	0	(9)
							$0	$192	$370	$(178)
Total Swap Agreements							$(1,932)	$1,135	$1,170	$(1,967)

(o)	Securities with an aggregate market value of $2,418 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(4)	YOY options may have a series of expirations.
(5)	The underlying instrument has a forward starting effective date.
(6)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(7)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(8)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(10)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(11)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(12)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$29,621	$0	$29,621
Industrials	0	7,632	0	7,632
Utilities	0	8,963	0	8,963
U.S. Government Agencies	0	141,821	0	141,821
U.S. Treasury Obligations	0	123,696	0	123,696
Non-Agency Mortgage-Backed Securities	0	5,628	0	5,628
Asset-Backed Securities	0	17,521	0	17,521
Sovereign Issues	0	64,491	0	64,491
Common Stocks
Communication Services	7,261	0	0	7,261
Consumer Discretionary	5,335	0	0	5,335
Consumer Staples	4,941	0	0	4,941
Energy	6,276	0	0	6,276
Financials	9,862	0	0	9,862
Health Care	12,406	0	0	12,406
Industrials	12,172	0	0	12,172
Information Technology	15,436	0	0	15,436
Materials	2,461	0	0	2,461

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2019 (Unaudited)

Real Estate	537	0	0	537
Utilities	1,688	0	0	1,688
Master Limited Partnerships
Energy	5,101	0	0	5,101
Preferred Securities
Banking & Finance	0	1,398	0	1,398
Exchange-Traded Funds	21,206	0	0	21,206
Real Estate Investment Trusts
Real Estate	10,173	0	0	10,173
Short-Term Instruments
Commercial Paper	0	2,823	0	2,823
Repurchase Agreements	0	49,291	0	49,291
Argentina Treasury Bills	0	260	0	260
	$114,855	$453,145	$0	$568,000
Investments in Affiliates, at Value
Mutual Funds	113,665	0	0	113,665
Short-Term Instruments
Central Funds Used for Cash Management Purposes	105	0	0	105
	$113,770	$0	$0	$113,770
Total Investments	$228,625	$453,145	$0	$681,770

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,946)	$0	$(19,946)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	842	697	0	1,539
Over the counter	0	3,569	0	3,569
	$842	$4,266	$0	$5,108
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(695)	(608)	0	(1,303)
Over the counter	0	(3,132)	0	(3,132)
	$(695)	$(3,740)	$0	$(4,435)
Total Financial Derivative Instruments	$147	$526	$0	$673
Totals	$228,772	$433,725	$0	$662,497

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.3% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 3.470% (US0003M + 0.860%) due 07/03/2033 ~	$276	$262
INDUSTRIALS 0.0%
Interpublic Group of Cos., Inc. 3.500% due 10/01/2020	90	91
Total Corporate Bonds & Notes (Cost $302)		353
U.S. GOVERNMENT AGENCIES 156.3%
Fannie Mae
0.200% due 02/25/2043 •(a)	853	7
1.548% due 10/25/2046 ~(a)	207	11
1.562% due 04/25/2046 ~(a)	513	25
1.581% due 04/25/2055	1,098	70
1.592% due 10/25/2042	568	537
1.635% due 07/25/2044 ~(a)	714	40
1.660% due 08/25/2055	689	39
1.664% due 08/25/2054	932	57
1.670% due 07/25/2052 ~(a)	674	34
1.695% due 07/25/2044 ~(a)	856	49
1.764% due 01/25/2045 ~(a)	672	29
1.770% due 03/25/2045 ~(a)	619	31
1.825% due 07/25/2045 ~(a)	2,753	186
1.882% due 09/25/2045 ~(a)	677	42
1.941% due 08/25/2044 ~(a)	580	32
2.355% due 01/25/2022 ~(a)	3,170	80
2.600% due 09/01/2024	6,700	6,778
2.704% due 12/25/2048 •	5,864	5,840
2.940% due 02/25/2049	1,575	1,581
3.000% due 09/25/2039 - 12/25/2048 (a)	10,510	1,026
3.000% due 03/25/2043 - 09/25/2048	6,862	5,674
3.500% due 08/25/2043 - 04/25/2046 (a)	1,645	145
3.575% due 02/01/2026	1,000	1,063
3.640% due 10/25/2045 •	780	879
3.746% due 08/25/2042 •(a)	1,328	184
3.750% due 02/01/2029	3,776	4,141
3.796% due 11/25/2044 •(a)	5,816	887
3.820% due 01/01/2029	1,320	1,451
4.000% due 09/01/2020 - 07/01/2034	2,810	2,933
4.000% due 06/25/2044 (a)	231	35
4.500% due 07/01/2022 - 10/01/2041	789	815
4.500% due 06/25/2024 (a)	25	0
4.569% due 10/01/2037 •	3,965	4,174
4.607% due 05/01/2038 •	2,330	2,447
4.643% due 09/01/2041 •	907	954
4.675% due 01/01/2036 •	676	714
4.915% due 02/01/2042 •	422	440
4.933% due 05/01/2035 •	302	319
5.000% due 01/01/2033 - 10/01/2036	83	86
5.500% due 12/01/2032 - 10/01/2038	348	362
5.800% due 02/01/2035	23	23
6.000% due 04/01/2028 - 10/01/2048	217	229
6.500% due 09/01/2036	120	126
6.500% due 04/25/2038 (a)	116	28
Fannie Mae UMBS
2.000% due 07/01/2028 - 09/01/2028	1,888	1,882
2.500% due 01/01/2033 - 01/01/2047	1,478	1,475
3.000% due 04/01/2031 - 02/01/2047	12,828	13,084
3.500% due 09/01/2039 - 03/01/2048	15,222	15,756
4.000% due 05/01/2033 - 12/01/2048	49,373	51,867
4.500% due 02/01/2020 - 01/01/2049	11,653	12,385
5.000% due 04/01/2027 - 03/01/2049	1,042	1,113
5.500% due 02/01/2027 - 11/01/2039	268	293
6.000% due 07/01/2036 - 11/01/2040	2,421	2,745
Fannie Mae UMBS, TBA
2.500% due 08/01/2049	4,000	3,965
3.000% due 08/01/2049	3,000	3,022
3.500% due 08/01/2049	9,400	9,605
4.000% due 07/01/2034 - 09/01/2049	11,500	11,879

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 08/01/2049	8,050	8,506
5.500% due 07/01/2049	3,000	3,200
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(c)	10,974	9,276
1.089% due 01/25/2020 ~(a)	30,399	81
1.112% due 11/25/2022 ~(a)	7,220	202
1.323% due 04/25/2021 ~(a)	21,197	379
1.381% due 10/15/2037 ~(a)	205	9
1.425% due 11/25/2019 ~(a)	6,805	20
1.558% due 10/15/2037 ~(a)	80	4
1.647% due 11/15/2038	635	39
1.663% due 08/15/2041	200	11
1.742% due 05/15/2037 ~(a)	164	9
1.780% due 07/25/2019	10	10
1.791% due 08/15/2036	412	27
1.815% due 03/15/2037 ~(a)	221	14
1.834% due 10/15/2041 ~(a)	400	18
1.883% due 11/15/2036 ~(a)	553	40
1.909% due 06/15/2038 ~(a)	385	29
1.997% due 02/15/2038 ~(a)	493	31
2.500% due 01/01/2028 - 02/01/2033	7,236	7,293
2.500% due 01/15/2040 (a)	2,975	239
2.700% due 08/01/2023	2,500	2,527
2.761% due 11/25/2021 •	343	342
2.781% due 09/25/2021 •	119	119
2.790% due 10/15/2037 •	943	943
2.836% due 04/15/2038 •	3,657	3,640
2.894% due 06/15/2042 •	2,071	2,070
3.000% due 01/01/2033 - 05/15/2048	11,702	11,472
3.000% due 12/15/2042 - 09/15/2048 (a)	3,657	351
3.254% due 04/25/2023 ~	4,459	4,557
3.500% due 12/15/2042 - 03/01/2049	11,099	4,557
3.500% due 01/15/2043 - 08/15/2045 (a)	2,685	410
4.000% due 12/01/2020 - 12/01/2048	7,369	7,774
4.000% due 11/15/2042 (a)	1,737	273
4.500% due 11/15/2019 - 08/01/2040	546	569
4.500% due 04/15/2022 - 12/15/2024 (a)	169	4
4.528% due 09/01/2034 •	1,353	1,427
4.549% due 11/01/2036 •	528	556
4.664% due 11/01/2041 •	2,509	2,627
4.713% due 10/01/2039 •	2,331	2,456
5.000% due 07/01/2033 - 03/01/2049	6,129	6,685
5.200% due 05/01/2031 •	7	7
5.356% due 02/15/2027 •(a)	963	141
5.500% due 09/01/2034 - 03/01/2041	470	494
5.615% due 10/15/2035 •	392	464
5.760% due 05/15/2035 •	595	709
6.000% due 08/01/2023	6	6
6.240% due 05/15/2041 •	3,527	4,598
7.500% due 08/15/2029 (a)	3	1
Freddie Mac UMBS 2.500% due 01/01/2047 - 04/01/2048	981	974
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(c)	5,794	5,123
0.000% due 06/20/2036 (c)	51	45
0.000% due 10/16/2042 - 01/16/2052 ~(a)	16,235	21
0.086% due 01/16/2044 ~(a)	3,202	0
0.318% due 08/16/2052 ~(a)	17,507	194
0.509% due 05/16/2027 •	11	11
0.624% due 12/20/2045 ~(a)	527	14
0.766% due 06/20/2042	1,085	40
0.832% due 09/20/2045 ~(a)	1,395	49
0.839% due 06/20/2042 ~(a)	992	39
0.848% due 11/20/2045 ~(a)	692	24
0.859% due 11/16/2043 ~(a)	17,574	587
0.946% due 08/20/2045 ~(a)	460	15
1.124% due 06/20/2043 ~(a)	818	27
2.500% due 09/20/2027 (a)	3,395	224
2.500% due 06/15/2043 - 04/20/2047	2,386	2,398
2.500% due 08/20/2045 •	928	949
2.594% due 01/16/2031 •	64	64
2.694% due 12/16/2026 •	52	52
2.837% due 10/20/2066 •	747	747
2.967% due 01/20/2062 - 03/20/2065 •	131	130
3.000% due 11/20/2026 - 03/20/2048	26,827	25,409
3.000% due 05/20/2039 - 02/20/2043 (a)	5,156	463
3.000% due 06/15/2042 - 07/20/2046 (f)	10,019	10,242
3.047% due 09/20/2062 •	242	242
3.108% due 02/20/2060 •	10,112	10,154
3.147% due 08/20/2061 - 03/20/2062 •	156	156
3.150% due 11/15/2042 - 12/20/2042	644	657
3.167% due 03/20/2062 •	2,476	2,495
3.187% due 09/20/2063 •	3,528	3,548
3.189% due 11/20/2065	6,029	6,053
3.209% due 10/20/2065	260	261
3.217% due 10/20/2061 - 09/20/2065 •	6,944	6,993

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

3.267% due 06/20/2066 •	1,060	1,069
3.309% due 05/20/2066	7,204	7,261
3.317% due 03/20/2058 •	3,492	3,543
3.424% due 05/20/2061 •	2,799	2,844
3.479% due 09/20/2045	519	588
3.500% due 09/15/2040 - 05/20/2049	80,510	83,422
3.500% due 08/20/2042 - 09/20/2046 (a)	2,270	325
3.500% due 03/20/2047 - 03/20/2048 (f)	23,258	24,026
3.587% due 05/20/2061 •	1,426	1,459
3.625% due 06/20/2038 •	109	113
3.740% due 04/20/2042	255	262
3.750% due 06/20/2045 - 12/20/2045	4,028	4,172
3.767% due 09/20/2063 •	2,236	2,274
4.000% due 04/15/2025 - 09/20/2048	41,013	43,268
4.000% due 02/20/2030 - 01/20/2034 •	366	376
4.000% due 10/20/2043 (a)	316	35
4.050% due 04/15/2040 - 12/15/2040	2,784	2,920
4.225% due 04/20/2061 •	4,195	4,371
4.377% due 01/20/2031	6,464	6,753
4.500% due 04/15/2030 - 05/20/2049	80,577	84,758
4.500% due 06/15/2040 - 05/20/2047 (f)	30,353	32,339
4.875% due 08/15/2039 - 10/15/2040	403	426
5.000% due 12/20/2032 - 06/20/2049	28,185	30,105
5.000% due 08/20/2048 - 02/20/2049 (f)	16,981	17,913
5.250% due 08/20/2039	439	470
5.500% due 05/15/2023 - 05/20/2049	14,418	15,355
5.500% due 08/20/2047 (f)	4,511	4,879
6.000% due 05/15/2023 - 11/20/2048	6,778	7,555
6.000% due 02/20/2039 (f)	4,502	4,897
6.250% due 03/15/2029	78	85
6.500% due 09/15/2023 - 08/20/2048	830	923
7.000% due 11/15/2022 - 12/20/2038	190	215
7.250% due 12/15/2025 - 02/15/2028	2	2
7.500% due 05/15/2022 - 06/15/2032	146	167
8.000% due 02/15/2022 - 03/20/2031	67	73
8.500% due 03/15/2022 - 07/15/2030	3	2
9.000% due 06/15/2027	1	2
Ginnie Mae, TBA
3.000% due 07/01/2049 - 08/01/2049	134,200	136,875
3.500% due 08/01/2049	132,150	136,362
4.000% due 08/01/2049	121,600	126,022
4.500% due 07/01/2049 - 08/01/2049	18,850	19,640
5.000% due 07/01/2049	6,050	6,325
Total U.S. Government Agencies (Cost $1,155,171)		1,155,761
U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
2.500% due 02/28/2026	4,000	4,159
2.625% due 12/31/2025	3,700	3,873
2.625% due 01/31/2026 (i)	3,200	3,350
2.750% due 08/31/2025	400	421
Total U.S. Treasury Obligations (Cost $11,374)		11,803
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~	1,699	1,510
BX Commercial Mortgage Trust 3.144% due 11/15/2035 •	8,527	8,543
Credit Suisse First Boston Mortgage Securities Corp. 3.133% due 03/25/2032 ~	11	10
Credit Suisse Mortgage Capital Trust 4.789% due 05/27/2053 ~	1,678	1,753
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,852	2,956
3.498% due 10/25/2041 «	3,284	3,358
4.250% due 09/29/2046 «	5,530	5,871
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	10,666	10,452
3.508% due 11/24/2042 «•	4,051	4,204
Mortgage Equity Conversion Asset Trust
2.450% due 05/25/2042 •	20,807	19,190
2.880% due 02/25/2042 •	7,661	7,119
Structured Asset Mortgage Investments Trust 3.050% due 09/19/2032 •	19	19
UBS-Barclays Commercial Mortgage Trust 1.269% due 04/10/2046 ~(a)	25,290	890

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Commercial Mortgage Trust 1.933% due 10/15/2045 ~(a)	9,893	461
Total Non-Agency Mortgage-Backed Securities (Cost $63,173)		66,336
ASSET-BACKED SECURITIES 4.0%
Benefit Street Partners CLO Ltd. 3.842% due 01/20/2029 •	3,700	3,709
Centex Home Equity Loan Trust 2.704% due 01/25/2032 •	12	12
CIT Group Home Equity Loan Trust 2.970% due 06/25/2033 •	13	13
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •	1,224	1,223
Dryden Senior Loan Fund 3.497% due 10/15/2027 •	2,200	2,197
Figueroa CLO Ltd. 3.497% due 01/15/2027 •	10,029	10,021
Flagship Ltd. 3.712% due 01/20/2026 •	332	333
Flatiron CLO Ltd. 3.748% due 01/17/2026 •	2,498	2,499
Home Equity Asset Trust 3.004% due 11/25/2032 •	3	2
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •	5,400	5,376
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •	250	250
Tralee CLO Ltd. 4.081% due 07/20/2029	4,200	4,183
Total Asset-Backed Securities (Cost $29,852)		29,818
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.2%		1,747
U.S. TREASURY BILLS 0.1%
2.104% due 07/23/2019 (c)(d)(i)	763	762
Total Short-Term Instruments (Cost $2,509)		2,509
Total Investments in Securities (Cost $1,262,381)		1,266,580
	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	2,545,981	25,185
Total Short-Term Instruments (Cost $25,184)		25,185
Total Investments in Affiliates (Cost $25,184)		25,185
Total Investments 174.7% (Cost $1,287,565)		$1,291,765
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $(2,345))		(343)
Other Assets and Liabilities, net (74.7)%		(551,932)
Net Assets 100.0%		$739,490

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,747	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,783)	$1,747	$1,747
Total Repurchase Agreements						$(1,783)	$1,747	$1,747

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.640%	06/18/2019	07/18/2019	$(19,343)	$(19,361)
CSN	2.640	06/13/2019	07/15/2019	(71,681)	(71,776)
Total Reverse Repurchase Agreements					$(91,137)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (21.3)%
Fannie Mae UMBS, TBA	3.000%	07/01/2034	$8,100	$(8,183)	$(8,258)
Fannie Mae UMBS, TBA	3.000	08/01/2049	11,750	(11,835)	(11,837)
Fannie Mae UMBS, TBA	3.500	09/01/2049	55,000	(56,040)	(56,178)
Fannie Mae UMBS, TBA	4.000	08/01/2049	49,700	(51,377)	(51,343)
Fannie Mae UMBS, TBA	4.500	08/01/2049	19,200	(20,050)	(20,058)
Ginnie Mae, TBA	4.000	07/01/2049	2,100	(2,167)	(2,189)
Ginnie Mae, TBA	4.500	07/01/2049	7,500	(7,812)	(7,819)
Total Short Sales (21.3)%				$(157,464)	$(157,682)

(f)	Securities with an aggregate market value of $94,297 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(100,203) at a weighted average interest rate of 2.615%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	45	$(5,759)	$(120)	$0	$(2)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Total Futures Contracts	$(120)	$0	$(2)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$1,600	$7	$(76)	$(69)	$1	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	63,700	(2,963)	(1,873)	(4,836)	79	0
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	2,700	0	221	221	0	(5)
Pay	3-Month USD-LIBOR	3.183	Semi-Annual	10/16/2028	8,100	0	879	879	0	(14)
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028	2,400	0	270	270	0	(4)
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028	1,700	0	184	184	0	(3)
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	15,200	0	1,766	1,766	0	(25)
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028	2,900	0	304	304	0	(5)
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028	5,800	0	594	594	0	(9)
Pay	3-Month USD-LIBOR	2.945	Semi-Annual	12/17/2028	1,100	0	97	97	0	(2)
Pay	3-Month USD-LIBOR	2.697	Semi-Annual	01/04/2029	2,300	0	168	168	0	(4)
Pay	3-Month USD-LIBOR	2.757	Semi-Annual	02/01/2029	1,100	0	85	85	0	(3)
Pay	3-Month USD-LIBOR	2.710	Semi-Annual	02/05/2029	1,100	0	82	82	0	(2)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	16,100	(466)	(1,045)	(1,511)	28	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029	2,400	(179)	12	(167)	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	4,400	(171)	(319)	(490)	26	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	14,900	1,700	(2,554)	(854)	89	0
Total Swap Agreements						$(2,072)	$(1,205)	$(3,277)	$228	$(76)

Cash of $5,776 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	08/27/2019	33,500	$22	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	09/20/2019	33,500	19	0
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	08/22/2019	101,000	81	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/30/2019	18,500	14	1
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	08/05/2019	12,000	12	117
							$148	$118

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$99.625	09/05/2019	2,750	$8	$7
	Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2049	71.000	07/08/2019	30,000	1	0
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.719	09/05/2019	2,750	8	7
	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2049	70.000	07/15/2019	85,000	3	0
	Put - OTC Ginnie Mae, TBA 3.500% due 08/01/2049	72.000	08/14/2019	70,000	3	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2049	73.000	08/14/2019	15,000	1	0
	Put - OTC Ginnie Mae, TBA 5.000% due 08/01/2049	74.000	08/14/2019	4,000	0	0
					$24	$14
Total Purchased Options					$172	$132

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	08/27/2019	33,500	$(4)	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/20/2019	33,500	(3)	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/22/2019	101,000	(13)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/30/2019	18,500	(3)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/05/2019	12,000	(25)	(175)
							$(48)	$(175)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	$99.789	08/06/2019	3,500	$(10)	$(5)
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	102.734	09/05/2019	11,000	(14)	(8)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.016	08/06/2019	1,000	(2)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.359	08/06/2019	2,000	(5)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.016	08/06/2019	1,000	(1)	(3)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.359	08/06/2019	2,000	(4)	(4)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.758	09/05/2019	2,000	(4)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.336	09/05/2019	2,000	(6)	(4)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.762	09/05/2019	2,000	(6)	(6)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.336	09/05/2019	2,000	(5)	(6)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.758	09/05/2019	2,000	(3)	(4)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.672	07/08/2019	1,500	(1)	(9)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.418	08/06/2019	2,000	(4)	(2)
GSC	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.484	07/08/2019	2,500	(3)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.484	07/08/2019	2,500	(2)	(19)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	100.242	09/05/2019	2,000	(9)	(8)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.590	08/06/2019	15,000	(43)	(17)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.250	09/05/2019	25,000	(62)	(45)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.547	09/05/2019	2,000	(5)	(5)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.250	09/05/2019	25,000	(57)	(87)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.969	08/06/2019	4,000	(17)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	98.000	07/08/2019	1,500	(4)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	100.000	07/08/2019	1,500	(3)	(13)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.801	08/06/2019	2,500	(9)	(4)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.906	08/06/2019	8,000	(30)	(14)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.832	08/06/2019	2,500	(9)	(11)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.609	09/05/2019	2,500	(5)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.609	09/05/2019	2,500	(3)	(6)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.766	07/08/2019	2,500	(3)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.625	07/08/2019	2,000	(2)	(13)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	2,500	(2)	(12)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	99.984	08/06/2019	1,500	(2)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.156	08/06/2019	2,000	(3)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.234	08/06/2019	1,500	(2)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.375	08/06/2019	2,500	(3)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	4,000	(10)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.984	08/06/2019	1,500	(2)	(7)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.988	08/06/2019	2,000	(4)	(9)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.156	08/06/2019	2,000	(2)	(7)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.234	08/06/2019	1,500	(2)	(5)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.375	08/06/2019	2,500	(2)	(6)
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.000	08/06/2019	1,500	(3)	(1)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.000	08/06/2019	1,500	(2)	(5)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.516	07/08/2019	1,500	(2)	(11)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.844	08/06/2019	3,000	(11)	(13)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	1,000	(1)	(5)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.656	08/06/2019	5,500	(13)	(1)
					$(397)	$(385)
Total Written Options					$(445)	$(560)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740%	Maturity	12/18/2019	$30,000	$0	$(12)	$0	$(12)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Maturity	12/18/2019	100,000	0	(53)	0	(53)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.708	Maturity	12/19/2019	15,000	0	(1)	0	(1)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.730	Maturity	12/19/2019	15,000	0	(5)	0	(5)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

	Pay	3-Month MTGEFNCL versus USSW10 Index Spread		0.605	Maturity	12/20/2019	25,000	0	23	23	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread		0.784	Maturity	08/16/2019	20,000	0	(7)	0	(7)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread		0.750	Maturity	10/28/2019	20,000	0	1	1	0
								$0	$(54)	$24	$(78)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2038	$1,870	$0	$(3)	$0	$(3)
	Pay	IOS.FN.550.08 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	448	0	(2)	0	(2)
JPS	Pay	IOS.FN.600.08 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	783	0	(3)	0	(3)
SAL	Pay	IOS.FN.550.08 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	559	0	(3)	0	(3)
								$0	$(11)	$0	$(11)
Total Swap Agreements								$0	$(65)	$24	$(89)

(i)	Securities with an aggregate market value of $165 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$262	$0	$262
Industrials	0	91	0	91
U.S. Government Agencies	0	1,155,761	0	1,155,761
U.S. Treasury Obligations	0	11,803	0	11,803
Non-Agency Mortgage-Backed Securities	0	39,495	26,841	66,336
Asset-Backed Securities	0	29,818	0	29,818
Short-Term Instruments
Repurchase Agreements	0	1,747	0	1,747
U.S. Treasury Bills	0	762	0	762
	$0	$1,239,739	$26,841	$1,266,580
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,185	$0	$0	$25,185
Total Investments	$25,185	$1,239,739	$26,841	$1,291,765
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(157,682)	$0	$(157,682)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	228	0	228
Over the counter	0	156	0	156
	$0	$384	$0	$384
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(76)	0	(78)
Over the counter	0	(649)	0	(649)
	$(2)	$(725)	$0	$(727)
Total Financial Derivative Instruments	$(2)	$(341)	$0	$(343)
Totals	$25,183	$1,081,716	$26,841	$1,133,740

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$54,877	$0	$(1,724)	$37	$112	$(152)	$0	$(26,309)	$26,841	$310
Totals	$54,877	$0	$(1,724)	$37	$112	$(152)	$0	$(26,309)	$26,841	$310

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$26,841	Proxy Pricing	Base Price	97.344 - 104.375
Total	$26,841

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 98.7% ¤

MUNICIPAL BONDS & NOTES 98.6%

CALIFORNIA 89.2%

Baldwin Park Unified School District, California General Obligation Notes, (AGM Insured), Series 2016
4.000% due 08/01/2022	$715	$775
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 10/01/2033	1,035	1,146
California State General Obligation Bonds, Series 2009
5.000% due 10/01/2029	1,000	1,009
California State General Obligation Bonds, Series 2016
5.000% due 09/01/2027	1,075	1,331
California State General Obligation Notes, Series 2019
5.000% due 04/01/2029	1,000	1,301
California State Public Works Board Revenue Notes, Series 2015
5.000% due 06/01/2025	750	905
California State Public Works Board Revenue Notes, Series 2018
5.000% due 05/01/2028	845	1,082
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2013
5.000% due 11/15/2023	200	231
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2016
4.000% due 11/01/2022	650	710
Capistrano Unified School District Community Facilities District No 90-2, California Special Tax Notes, (BAM Insured), Series 2016
2.500% due 09/01/2021	710	729
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 09/01/2022	855	955
5.000% due 09/01/2023	610	702
Corona Public Financing Authority, California Revenue Notes, Series 2016
5.000% due 11/01/2026	580	727
Corona-Norco Unified School District Public Financing Authority, California Special Tax Bonds, Series 2013
5.000% due 09/01/2026	625	707
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 09/01/2024	675	770
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2012
3.500% due 12/01/2025	455	470
El Dorado County, California Special Tax Notes, Series 2012
5.000% due 09/01/2022	850	948
Elk Grove Finance Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	510	614
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	1,046
Fresno County, California Financing Authority Revenue Bonds, Series 2016
5.000% due 04/01/2028	1,500	1,827
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	381
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018
5.000% due 05/01/2021	775	828
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013
5.000% due 06/01/2029	2,165	2,483
5.000% due 06/01/2030	250	286
Imperial Community College District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 08/01/2029	660	730
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015
5.000% due 09/01/2023	580	663
Laguna Beach, California Special Assessment Notes, Series 2016
2.000% due 09/02/2021	300	302
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2014
5.000% due 09/01/2020	205	214
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2030	400	440
Los Angeles Unified School District, California General Obligation Notes, Series 2019
5.000% due 07/01/2027	1,575	1,979
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	375	450
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2020	510	533
5.000% due 10/01/2024	655	773
5.000% due 10/01/2025	695	839
Modesto Irrigation District, California Revenue Bonds, Series 2010
5.000% due 10/01/2027	270	282
Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010
0.000% due 08/01/2030 (a)	1,425	1,490
Orange Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
5.000% due 09/01/2022	400	448

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

Palmdale Elementary School District, California Certificates of Participation Notes, (FGIC Insured), Series 2016
3.000% due 10/01/2021	855	886
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2027	445	532
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2025	200	242
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
5.000% due 12/15/2021	365	399
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017
5.000% due 09/01/2029	1,735	2,142
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	286
5.000% due 09/01/2025	350	408
Poway Unified School District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2027	1,100	1,371
Poway Unified School District, California Special Tax Notes, Series 2016
3.000% due 09/01/2021	970	1,009
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	335
Riverside County, California Asset Leasing Corp. Revenue Bonds, Series 2012
4.000% due 06/01/2028	250	263
5.000% due 11/01/2026	720	798
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015
5.000% due 10/01/2025	300	368
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, Series 2017
5.000% due 10/01/2025	875	1,060
Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2028	750	953
Sacramento, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	200	235
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019
5.000% due 10/01/2033	1,365	1,692
San Luis Water District, California Certificates of Participation Notes, Series 2017
5.000% due 08/01/2022	1,090	1,213
Santa Clara County, California Board of Education Certificates of Participation Notes, Series 2016
5.000% due 04/01/2021	225	240
Santa Cruz County, California Certificates of Participation Notes, Series 2014
5.000% due 08/01/2023	295	338
Solano County, California Community College District General Obligation Bonds, Series 2015
0.000% due 08/01/2029 (a)	1,525	1,480
Sonoma Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2010
5.000% due 12/01/2030	500	524
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018
5.000% due 02/01/2029	1,575	1,949
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2028	510	595
Stockton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2016
5.000% due 08/01/2027	1,200	1,467
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2026	1,835	2,230
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015
5.000% due 08/01/2024	430	508
Travis Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
4.000% due 09/01/2022	375	406
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016
5.000% due 11/15/2028	720	870
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015
5.000% due 08/01/2026	215	256
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2016
5.000% due 08/01/2026	1,000	1,237
		57,398
ILLINOIS 8.9%

Chicago Park District, Illinois General Obligation Bonds, Series 2011
5.000% due 01/01/2025	625	670
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2025	500	563
Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2030	1,000	1,146
5.000% due 01/01/2031	2,000	2,280
Grundy & Kendall Counties Consolidated Grade School District No 60-C, Illinois General Obligation Notes, Series 2016
4.000% due 02/01/2021	255	265
University of Illinois Revenue Notes, Series 2018
5.000% due 04/01/2028	625	780
		5,704
KENTUCKY 0.2%

Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016
3.000% due 02/01/2026	125	133

PENNSYLVANIA 0.3%

Wellsboro Area School District, Pennsylvania General Obligation Notes, (AGM Insured), Series 2016
3.000% due 04/15/2021	225	231

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $61,383)		63,466
	SHARES

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I	69,687	70
Total Mutual Funds (Cost $70)		70
Total Investments in Securities (Cost $61,453)		63,536
Total Investments 98.7% (Cost $61,453)		$63,536
Other Assets and Liabilities, net 1.3%		806

Net Assets 100.0%		$64,342

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$57,398	$0	$57,398
Illinois	0	5,704	0	5,704
Kentucky	0	133	0	133
Pennsylvania	0	231	0	231
Mutual Funds	70	0	0	70

Total Investments	$70	$63,466	$0	$63,536

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 99.0% ¤

MUNICIPAL BONDS & NOTES 97.2%

CALIFORNIA 86.3%

Alameda Public Financing Authority, California Revenue Bonds, Series 2010
5.250% due 07/01/2029	$1,160	$1,204
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2016
5.000% due 10/01/2033	4,400	4,753
5.000% due 10/01/2034	2,465	2,666
Arcadia Unified School District, California General Obligation Bonds, Series 2014
5.000% due 06/01/2044	1,190	1,300
Bret Harte Union High School District, California Certificates of Participation Bonds, (AMBAC Insured), Series 2006
4.250% due 09/01/2020	290	291
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	500	514
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Revenue Bonds, (CM Insured), Series 2010
6.000% due 09/01/2037	4,625	4,871
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Revenue Bonds, (CM Insured), Series 2013
5.000% due 01/01/2033	1,000	1,117
California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	85	85
California State General Obligation Bonds, Series 2009
6.000% due 11/01/2039	2,650	2,692
California State Public Works Board Revenue Bonds, Series 2010
5.400% due 03/01/2026	500	514
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2037	4,100	4,545
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.250% due 11/01/2030	4,100	4,303
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	2,175	2,513
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,186
5.750% due 08/01/2033	1,910	2,264
Coachella Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 08/01/2037	2,575	2,818
Desert Community College District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2043	3,375	3,804
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (a)	2,835	1,104
0.000% due 08/01/2039 (a)	9,325	2,616
0.000% due 08/01/2044 (a)	31,400	6,229
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015
5.000% due 09/01/2038	1,500	1,739
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007
0.000% due 04/01/2030 (a)	2,000	1,534
Fresno Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2041 (a)	1,600	388
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015
5.000% due 06/01/2040	4,340	4,957
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,500	1,732
5.000% due 06/01/2045	4,525	5,205
Los Angeles Community Redevelopment Agency, California Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 09/01/2037	1,000	1,003
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	3,600	3,709
Los Angeles Department of Airports, California Revenue Bonds, Series 2016
5.000% due 05/15/2035	1,000	1,173
5.000% due 05/15/2042	1,330	1,537
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,775	10,153
Los Angeles Department of Water, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	4,700	5,192
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.250% due 07/01/2034	5,050	5,242
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,332
5.000% due 09/01/2043	4,165	4,317

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 09/01/2045	2,500	2,590
Modesto Irrigation District, California Revenue Bonds, (FGIC Insured), Series 2007
2.269% due 09/01/2027 ~	3,185	3,170
2.319% due 09/01/2037 ~	1,600	1,580
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2013
6.625% due 08/01/2038	2,650	2,951
Oxnard School District, California General Obligation Bonds, (FGIC Insured), Series 2001
5.750% due 08/01/2030	770	884
Port of Oakland, California Revenue Bonds, Series 2012
5.000% due 05/01/2033	2,500	2,710
Regents of the University of California Medical Center Pooled Revenue Bonds, (FGIC Insured), Series 2007
2.427% due 05/15/2043 ~	5,280	4,958
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,090	2,329
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	3,750	4,357
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2007
2.219% due 12/01/2035 ~	9,525	9,394
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2044	1,000	1,130
Sacramento County, California Water Financing Authority Revenue Bonds, (FGIC Insured), Series 2007
2.239% due 06/01/2034 ~	2,000	1,920
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015
5.000% due 08/01/2040	5,475	6,387
San Bernardino County, California Certificates of Participation Bonds, (FGIC Insured), Series 1996
5.000% due 08/01/2028	1,380	1,409
San Bernardino County, California Certificates of Participation Bonds, Series 1994
4.750% due 08/01/2028	1,275	1,278
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	3,230	3,799
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2048	5,900	6,421
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.250% due 04/15/2029	1,000	1,110
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,822
5.250% due 05/01/2033	1,520	1,719
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	4,362
5.000% due 05/01/2044	4,640	5,240
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2041	4,450	5,142
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2025 (a)	1,000	767
San Ysidro School District, California Certificates of Participation Bonds, (BAM Insured), Series 2017
5.000% due 09/01/2042	1,250	1,370
Solano County, California Community College District General Obligation Bonds, Series 2013
5.000% due 08/01/2043	4,680	5,237
Stockton East Water District, California Certificates of Participation Bonds, (FGIC Insured), Series 2002
0.000% due 04/01/2021 (a)	3,300	2,985
0.000% due 04/01/2025 (a)	2,000	1,421
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2040	1,300	1,541
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2027	775	855
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013
5.375% due 05/01/2033	1,600	1,804
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2042	4,570	4,976
Victor Valley Community College District, California General Obligation Bonds, Series 2009
5.375% due 08/01/2029	250	251
Walnut Energy Center Authority, California Revenue Bonds, Series 2010
5.000% due 01/01/2035	4,900	4,983
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 08/01/2043	3,740	4,172
		211,467
ILLINOIS 7.4%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	1,108
Chicago Park District, Illinois General Obligation Bonds, Series 2010
5.250% due 01/01/2037	1,795	1,856
5.250% due 01/01/2040	3,895	4,024
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.750% due 01/01/2038	2,050	2,318
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,000	1,124
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,107
5.000% due 01/01/2035	1,000	1,093
5.000% due 01/01/2040	2,325	2,522
Chicago Park District, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,755	1,972

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2011
5.625% due 08/15/2031	1,000	1,076
		18,200
PENNSYLVANIA 1.5%

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2042	1,200	1,301
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,100	2,380
		3,681
UTAH 2.0%

Utah County, Utah Revenue Bonds, Series 2012
5.000% due 05/15/2043	4,700	4,970
Total Municipal Bonds & Notes (Cost $228,407)		238,318
	SHARES

SHORT-TERM INSTRUMENTS 1.8%

MUTUAL FUNDS 1.8%

Fidelity Investments Money Market Government Portfolio, Class I	4,415,519	4,415
Total Mutual Funds (Cost $4,415)		4,415
Total Investments in Securities (Cost $232,822)		242,733
Total Investments 99.0% (Cost $232,822)		$242,733
Other Assets and Liabilities, net 1.0%		2,399

Net Assets 100.0%		$245,132

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$211,467	$0	$211,467
Illinois	0	18,200	0	18,200
Pennsylvania	0	3,681	0	3,681
Utah	0	4,970	0	4,970
Short-Term Instruments
Mutual Funds	4,415	0	0	4,415
Total Investments	$4,415	$238,318	$0	$242,733

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
MUNICIPAL BONDS & NOTES 98.0%
CALIFORNIA 0.6%
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (a)	$1,070	$1,039
CONNECTICUT 14.4%
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2027	2,325	2,746
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2026	3,075	3,685
5.000% due 01/01/2028	1,475	1,822
Connecticut State General Obligation Bonds, Series 2012
4.000% due 09/15/2028	3,190	3,387
5.000% due 09/15/2023	1,000	1,103
Connecticut State General Obligation Bonds, Series 2015
5.000% due 03/15/2028	950	1,108
5.000% due 11/15/2028	195	230
Connecticut State General Obligation Bonds, Series 2016 5.000% due 08/15/2028	1,625	1,948
Connecticut State General Obligation Notes, Series 2016 4.000% due 05/15/2025	3,800	4,246
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,608
		22,883
ILLINOIS 23.6%
Champaign County, Illinois Community Unit School District No 116 Urbana General Obligation Notes, Series 2017
4.000% due 01/01/2027	1,195	1,343
4.000% due 01/01/2028	1,245	1,392
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016 5.000% due 01/01/2034	2,100	2,440
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	603
5.500% due 01/01/2033	2,325	2,611
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,865	2,096
5.000% due 01/01/2027	5,580	6,252
5.000% due 01/01/2028	2,735	3,055
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,140
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	269
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	701
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Notes, Series 2016
4.000% due 12/01/2024	645	715
5.000% due 12/01/2022	1,190	1,315
5.000% due 12/01/2023	1,140	1,292
Cook County, Illinois High School District No 209 Proviso Township General Obligation Notes, (BAM Insured), Series 2017 5.000% due 12/01/2027	1,125	1,345
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	791
4.000% due 12/01/2030	1,020	1,106
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	584
4.000% due 12/01/2025	1,000	1,113
Cook County, Illinois School District No 29 Sunset Ridge Revenue Notes, Series 2016 3.000% due 12/01/2020	240	246
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	902
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	550
University of Illinois Revenue Bonds, Series 2012 5.000% due 04/01/2026	4,560	4,889

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	810
		37,560
IOWA 1.7%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,358
4.000% due 06/01/2025	1,270	1,435
		2,793
KENTUCKY 6.7%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	316
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
2.000% due 02/01/2022	400	404
3.000% due 02/01/2025	425	452
3.000% due 02/01/2026	630	673
Grant County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2024	420	442
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,231
Jefferson County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 5.000% due 08/01/2027	1,945	2,402
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	295
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2022	775	848
5.000% due 05/01/2023	630	709
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,431
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,513
		10,716
LOUISIANA 12.6%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2021	2,750	2,963
5.000% due 10/01/2022	1,200	1,329
5.000% due 10/01/2024	2,075	2,414
5.000% due 10/01/2027	4,800	5,927
Louisiana Public Facilities Authority Revenue Notes, Series 2014 5.000% due 06/01/2022	1,265	1,391
Louisiana State General Obligation Bonds, Series 2016 5.000% due 08/01/2029	3,920	4,747
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,328
		20,099
MICHIGAN 4.9%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	211
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,258
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	410
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	239
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,423
5.000% due 05/01/2029	1,225	1,431
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	826
Lansing School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2012 5.000% due 05/01/2021	210	224
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	785	934
Paw Paw Public Schools, Michigan General Obligation Bonds, (NPFGC Insured), Series 1998 5.000% due 05/01/2021	610	638
Rockford Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2022	200	220
		7,814
MISSOURI 1.7%
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	345
Springfield, Missouri Revenue Notes, Series 2016
2.000% due 05/01/2022	1,095	1,109

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

3.000% due 05/01/2023	1,250	1,310
		2,764
NEW JERSEY 1.3%
Essex County, New Jersey Improvement Authority Revenue Bonds, (NPFGC Insured),Series 2007 4.750% due 11/01/2032	1,000	1,002
Robbinsville Board of Education, New Jersey General Obligation Bonds, (AGM Insured), Series 2005 5.250% due 01/01/2023	1,000	1,120
		2,122
NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	400	447

OHIO 1.2%
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	1,100	1,188
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	220
4.000% due 12/01/2024	200	224
4.000% due 12/01/2025	215	245
		1,877
PENNSYLVANIA 14.9%
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016
2.000% due 09/01/2022	1,025	1,029
3.000% due 09/01/2021	1,060	1,086
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	1,500	1,770
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,348
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 03/15/2027	1,825	2,150
5.000% due 08/15/2031	2,000	2,344
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,379
Commonwealth of Pennsylvania General Obligation Notes, Series 2013 5.000% due 10/15/2023	600	691
Commonwealth of Pennsylvania General Obligation Notes, Series 2015 5.000% due 03/15/2024	1,555	1,809
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 09/15/2026	1,125	1,385
Deer Lakes School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2013 2.625% due 04/01/2025	365	365
East Stroudsburg Area School District, Pennsylvania General Obligation Notes, Series 2015 2.000% due 09/01/2021	1,460	1,467
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011 5.000% due 07/01/2032	525	559
Northern York County, Pennsylvania School District General Obligation Bonds, Series 2017 5.000% due 11/15/2029	1,320	1,446
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	3,061
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	241
Wyalusing Area School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2016 2.000% due 04/01/2021	430	433
York Suburban School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2012 2.250% due 05/01/2023	1,120	1,121
		23,684
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	1,086

TEXAS 11.4%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	882
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	570
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,318
Fort Bend County, Texas Levee Improvement District No 15 General Obligation Notes, Series 2017 1.500% due 09/01/2021	1,750	1,747
Fort Worth, Texas Revenue Bonds, Series 2017 5.000% due 03/01/2031	1,600	1,834
Harris County, Texas Municipal Utility District No 290 General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2021	750	755
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
2.000% due 09/01/2021	235	237

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

3.000% due 09/01/2024	235	246
3.000% due 09/01/2025	235	246
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	931
3.000% due 09/01/2027	860	913
Houston, Texas General Obligation Bonds, Series 2012 5.000% due 03/01/2024	300	328
League City, Texas General Obligation Bonds, Series 2012 5.000% due 02/15/2030	295	311
Lower Colorado River Authority, Texas Revenue Bonds, Series 2010 5.000% due 05/15/2030	275	283
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2027	900	987
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	330
Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 5.000% due 02/01/2033	2,370	2,644
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2013 5.000% due 08/15/2033	2,750	3,069
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	621
		18,252
VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	155	157
WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	470
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	612
WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,845
Total Municipal Bonds & Notes (Cost $152,251)		156,220
	SHARES
MUTUAL FUNDS 1.6%
Fidelity Investments Money Market Government Portfolio, Class I	2,570,114	2,570
Total Mutual Funds (Cost $2,570)		2,570
Total Investments in Securities (Cost $154,821)		158,790
Total Investments 99.6% (Cost $154,821)		$158,790
Other Assets and Liabilities, net 0.4%		603
Net Assets 100.0%		$159,393

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,039	$0	$1,039
Connecticut	0	22,883	0	22,883
Illinois	0	37,560	0	37,560
Iowa	0	2,793	0	2,793
Kentucky	0	10,716	0	10,716
Louisiana	0	20,099	0	20,099
Michigan	0	7,814	0	7,814
Missouri	0	2,764	0	2,764
New Jersey	0	2,122	0	2,122
New York	0	447	0	447
Ohio	0	1,877	0	1,877
Pennsylvania	0	23,684	0	23,684
Rhode Island	0	1,086	0	1,086
Texas	0	18,252	0	18,252
Vermont	0	157	0	157
Washington	0	470	0	470
West Virginia	0	612	0	612
Wisconsin	0	1,845	0	1,845
Mutual Funds	2,570	0	0	2,570
Total Investments	$2,570	$156,220	$0	$158,790

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 97.5%
ALABAMA 0.4%
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	$1,000	$1,098
CALIFORNIA 6.9%
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/CM Insured), Series 2005 5.000% due 04/01/2025	55	55
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	3,187
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	7,475	2,097
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	767
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,663
Modesto Irrigation District, California Revenue Bonds, (FGIC Insured), Series 2007 2.269% due 09/01/2027 ~	1,000	996
Natomas Unified School District, California General Obligation Bonds, (FGIC Insured), Series 2007
0.000% due 08/01/2026 (a)	1,000	681
0.000% due 08/01/2027 (a)	1,000	643
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2007 2.219% due 12/01/2035 ~	3,050	3,008
San Bernardino County, California Certificates of Participation Bonds, (FGIC Insured), Series 1996 5.000% due 08/01/2028	660	674
Stockton East Water District, California Certificates of Participation Bonds, (FGIC Insured), Series 2002
0.000% due 04/01/2020 (a)	1,500	1,440
0.000% due 04/01/2026 (a)	2,200	1,472
Victor Valley Community College District, California General Obligation Bonds, Series 2009 5.375% due 08/01/2029	250	251
		17,064
COLORADO 7.0%
Aurora, Colorado Revenue Bonds, Series 2010 5.000% due 12/01/2040	2,000	2,059
Colorado Department of Transportation State Certificates of Participation Bonds, Series 2016 5.000% due 06/15/2041	1,350	1,353
Colorado Health Facilities Authority Revenue Bonds, Series 2010 5.000% due 01/01/2040	4,660	4,735
Regional Transportation District, Colorado Revenue Bonds, Series 2010 5.000% due 11/01/2038	2,500	2,610
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	6,403
		17,160
CONNECTICUT 7.6%
Connecticut Special Tax State Revenue Bonds, Series 2014 5.000% due 09/01/2034	2,425	2,750
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,191
5.000% due 10/01/2037	5,710	6,842
5.000% due 01/01/2038	2,340	2,769
5.000% due 10/01/2038	4,370	5,222
		18,774
DISTRICT OF COLUMBIA 1.7%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	4,078
FLORIDA 5.2%
Florida's Turnpike Enterprise Revenue Bonds, Series 2010 5.000% due 07/01/2040	2,000	2,086
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008 6.000% due 11/15/2037	1,600	1,627
Miami Beach, Florida Stormwater Revenue Bonds, Series 2017 5.000% due 09/01/2047	2,500	2,731

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	6,298
		12,742
ILLINOIS 19.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2011 5.750% due 01/01/2039	1,425	1,511
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,829
5.000% due 01/01/2046	1,340	1,484
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,165
5.000% due 01/01/2036	2,925	3,383
5.000% due 01/01/2041	5,665	6,484
Chicago Park District, Illinois General Obligation Bonds, Series 2010
5.000% due 01/01/2027	2,000	2,069
5.000% due 01/01/2033	980	1,002
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2029	920	979
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	590
5.750% due 01/01/2038	3,000	3,392
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,142
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,952
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,694
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,548
University of Illinois Revenue Bonds, Series 2011 5.125% due 04/01/2036	1,030	1,080
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,701
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	1,000
5.000% due 04/01/2044	3,475	3,845
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,169
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	929
		48,948
INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2008 5.000% due 11/01/2021	2,150	2,185
Indiana Finance Authority Revenue Bonds, Series 2012 5.000% due 05/01/2042	1,950	2,127
		4,312
KANSAS 0.4%
Kansas Development Finance Authority Revenue Bonds, Series 2009 5.750% due 11/15/2038	55	56
Topeka Public Building Commission, Kansas Revenue Bonds, (FGIC Insured), Series 2007 5.000% due 06/01/2022	1,000	1,013
		1,069
LOUISIANA 2.6%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2013 5.000% due 05/01/2043	3,700	4,095
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,136
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,113
		6,344
MARYLAND 0.3%
Montgomery County, Maryland Housing Opportunites Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	642
MASSACHUSETTS 0.1%
Massachusetts Housing Finance Agency Revenue Bonds, Series 2010 5.000% due 12/01/2030	370	373
MICHIGAN 3.4%
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011 5.000% due 07/01/2037	3,325	3,536
Michigan State Building Authority Revenue Bonds, Series 2011
5.200% due 10/15/2031	550	593

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

5.375% due 10/15/2041	1,300	1,402
Michigan State University Revenue Bonds, Series 2010 5.000% due 02/15/2044	2,695	2,746
		8,277
MISSOURI 0.8%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2013 5.000% due 06/01/2033	1,000	1,085
St Louis, Missouri Airport Revenue Bonds, Series 2009 6.625% due 07/01/2034	1,000	1,000
		2,085
NEW YORK 9.2%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2038	2,055	2,285
5.000% due 11/15/2043	5,810	6,369
New York City, New York Water & Sewer System Revenue Bonds, Series 2011 5.375% due 06/15/2043	5,000	5,298
New York State Dormitory Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	2,200	2,275
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,799
Schenectady Metroplex Development Authority, New York Revenue Bonds, (AGM Insured), Series 2014 5.500% due 08/01/2033	1,410	1,617
		22,643
NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,847
OHIO 6.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012 5.000% due 02/15/2037	2,950	3,177
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,121
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,374
Franklin County, Ohio Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,074
Kent State University, Ohio Revenue Bonds, Series 2012 5.000% due 05/01/2042	3,725	4,027
Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,595
		16,368
PENNSYLVANIA 11.7%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,716
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,757
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	2,675	2,977
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,140
5.000% due 12/01/2044	6,465	7,325
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,152
5.000% due 12/01/2045	3,750	4,303
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	3,000
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2042	2,050	2,421
		28,791
SOUTH CAROLINA 2.1%
Florence County, South Carolina Revenue Bonds, Series 2010 5.000% due 11/01/2037	5,075	5,274
TEXAS 3.2%
Boerne School District, Texas General Obligation Bonds, (PSF Insured), Series 2013 5.000% due 02/01/2043	2,500	2,696
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,118
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2043	1,000	1,037
Harris County, Texas Revenue Bonds, Series 2009 5.000% due 08/15/2038	1,435	1,441

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2037	1,400	1,519
		7,811
UTAH 0.6%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	1,375	1,454
VIRGINIA 1.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,790
WASHINGTON 3.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (FGIC Insured), Series 1998 4.750% due 02/01/2028	1,715	1,902
Port of Seattle, Washington Revenue Bonds, Series 2010 5.000% due 06/01/2040	1,000	1,028
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,658
		7,588
Total Municipal Bonds & Notes (Cost $230,088)		240,532
	SHARES
MUTUAL FUNDS 1.5%
Fidelity Investments Money Market Government Portfolio, Class I	3,836,883	3,837
Total Mutual Funds (Cost $3,837)		3,837
Total Investments in Securities (Cost $233,925)		244,369
Total Investments 99.0% (Cost $233,925)		$244,369
Other Assets and Liabilities, net 1.0%		2,382
Net Assets 100.0%		$246,751

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,098	$0	$1,098
California	0	17,064	0	17,064
Colorado	0	17,160	0	17,160
Connecticut	0	18,774	0	18,774
District of Columbia	0	4,078	0	4,078
Florida	0	12,742	0	12,742
Illinois	0	48,948	0	48,948
Indiana	0	4,312	0	4,312
Kansas	0	1,069	0	1,069
Louisiana	0	6,344	0	6,344
Maryland	0	642	0	642
Massachusetts	0	373	0	373
Michigan	0	8,277	0	8,277
Missouri	0	2,085	0	2,085
New York	0	22,643	0	22,643
North Carolina	0	4,847	0	4,847
Ohio	0	16,368	0	16,368
Pennsylvania	0	28,791	0	28,791
South Carolina	0	5,274	0	5,274
Texas	0	7,811	0	7,811
Utah	0	1,454	0	1,454
Virginia	0	2,790	0	2,790
Washington	0	7,588	0	7,588
Mutual Funds	3,837	0	0	3,837
Total Investments	$3,837	$240,532	$0	$244,369

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 88.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.3%

Altice France S.A.
6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~		$2,164	$2,124
Ancestry.com Operations, Inc.
5.660% (LIBOR03M + 3.250%) due 10/19/2023 ~		679	678
B.C. Unlimited Liability Co.
4.652% (LIBOR03M + 2.250%) due 02/16/2024 ~		978	972
Blackstone CQP Holdco LP
TBD% due 09/30/2024		19,050	19,097
Dun & Bradstreet Corp.
7.404% (LIBOR03M + 5.000%) due 02/08/2026 ~		200	200
Entercom Media Corp.
5.152% (LIBOR03M + 2.750%) due 11/18/2024 ~		128	128
Envision Healthcare Corp.
6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,244	1,083
iHeartCommunications, Inc.
6.579% (LIBOR03M + 4.000%) due 05/01/2026 ~		1,717	1,722
Neiman Marcus Group Ltd. LLC
7.972% (LIBOR03M + 5.500%) due 10/25/2023 «~		1,866	1,637
Ortho-Clinical Diagnostics S.A.
5.680% (LIBOR03M + 3.250%) due 06/30/2025 ~		796	767
RegionalCare Hospital Partners Holdings, Inc.
6.904% - 9.000% (LIBOR03M + 4.500%) due 11/17/2025 ~		3,731	3,719
Sequa Mezzanine Holdings LLC
7.560% (LIBOR03M + 5.000%) due 11/28/2021 ~		173	170
Sigma Bidco BV
5.603% (LIBOR03M + 3.000%) due 07/02/2025 ~		496	491
TEX Operations Co. LLC
4.402% (LIBOR03M + 2.000%) due 08/04/2023 ~		590	589
Verscend Holding Corp.
6.902% (LIBOR03M + 4.500%) due 08/27/2025 ~		670	672
Total Loan Participations and Assignments (Cost $34,189)			34,049

CORPORATE BONDS & NOTES 72.8%

BANKING & FINANCE 18.2%

Ally Financial, Inc.
8.000% due 11/01/2031		9,215	12,216
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,200	1,403
Arrow Global Finance PLC
5.125% due 09/15/2024		400	501
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$2,300	2,458
Banco BTG Pactual S.A.
5.500% due 01/31/2023		300	312
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(f)		400	407
7.625% due 01/10/2028 •(f)		400	411
Banco Pan S.A.
8.500% due 04/23/2020		1,875	1,945
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	2,300	3,100
8.000% due 06/15/2024 •(f)(g)		$800	840
Cabot Financial Luxembourg S.A.
7.500% due 10/01/2023	GBP	5,300	6,982
Cantor Fitzgerald LP
4.875% due 05/01/2024		$50	52
CIT Group, Inc.
5.000% due 08/15/2022		3,375	3,578
5.800% due 06/15/2022 •(f)		550	554
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)(g)		600	662
Credit Suisse Group AG
7.500% due 12/11/2023 •(f)(g)		600	662
Fly Leasing Ltd.
6.375% due 10/15/2021		350	359
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,150	1,187
Freedom Mortgage Corp.
8.125% due 11/15/2024		430	368
8.250% due 04/15/2025		1,500	1,298

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

HSBC Holdings PLC
6.375% due 03/30/2025 •(f)		400	421
Icahn Enterprises LP
6.250% due 02/01/2022		250	258
6.375% due 12/15/2025		2,800	2,865
Jefferies Finance LLC
6.250% due 06/03/2026		2,400	2,427
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		1,000	1,025
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022		2,150	2,198
LoanCore Capital Markets LLC
6.875% due 06/01/2020		905	901
Nationstar Mortgage LLC
6.500% due 07/01/2021		525	527
6.500% due 06/01/2022		1,850	1,835
Navient Corp.
5.625% due 08/01/2033		3,550	2,973
5.875% due 03/25/2021		3,250	3,382
6.625% due 07/26/2021		6,750	7,163
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022 (j)		10,850	11,175
Pinnacol Assurance
8.625% due 06/25/2034 «(h)		5,000	5,164
SLM Corp.
5.125% due 04/05/2022		2,000	1,990
Societe Generale S.A.
7.375% due 09/13/2021 •(f)		300	316
Springleaf Finance Corp.
6.125% due 05/15/2022		1,125	1,212
7.125% due 03/15/2026		1,000	1,095
Stearns Holdings LLC
9.375% due 08/15/2020		9,895	9,450
Sumitomo Mitsui Financial Group, Inc.
3.452% (US0003M + 0.860%) due 07/19/2023 ~		800	804
Uniti Group, Inc.
6.000% due 04/15/2023		900	857
Voyager Aviation Holdings LLC
8.500% due 08/15/2021		875	890
			98,223
INDUSTRIALS 46.9%

ADT Security Corp.
3.500% due 07/15/2022		1,000	1,001
4.875% due 07/15/2032		530	460
Afren PLC
6.625% due 12/09/2020 ^(b)		1,952	16
Alliance Data Systems Corp.
5.875% due 11/01/2021		850	876
Altice France S.A.
7.375% due 05/01/2026		4,300	4,418
AMC Networks, Inc.
4.750% due 08/01/2025		2,000	2,038
Avon Products, Inc.
7.000% due 03/15/2023		3,000	3,067
Baffinland Iron Mines Corp.
8.750% due 07/15/2026		3,000	3,067
Ball Corp.
4.875% due 03/15/2026		1,200	1,278
Bausch Health Americas, Inc.
9.250% due 04/01/2026		2,375	2,663
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	4,800	5,541
5.875% due 05/15/2023		$1,570	1,594
6.125% due 04/15/2025		1,100	1,125
7.000% due 01/15/2028		1,050	1,091
7.250% due 05/30/2029		1,450	1,512
BCD Acquisition, Inc.
9.625% due 09/15/2023		900	948
Boise Cascade Co.
5.625% due 09/01/2024		100	103
Bombardier, Inc.
7.875% due 04/15/2027		900	903
Boyd Gaming Corp.
6.000% due 08/15/2026		550	580
California Resources Corp.
5.000% due 01/15/2020		8,281	7,991
5.500% due 09/15/2021		584	400
6.000% due 11/15/2024		4,329	2,554
8.000% due 12/15/2022		4,468	3,390
CCO Holdings LLC
5.750% due 02/15/2026		2,550	2,681
5.875% due 04/01/2024		1,600	1,676
Charter Communications Operating LLC
5.375% due 04/01/2038		200	214

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.750% due 04/01/2048		150	166
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,750	4,186
7.000% due 06/30/2024		1,600	1,844
Chobani LLC
7.500% due 04/15/2025		2,750	2,585
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	462
CommScope Technologies LLC
5.000% due 03/15/2027		5,000	4,375
Community Health Systems, Inc.
6.250% due 03/31/2023		6,950	6,715
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		5,134	2,464
Continental Resources, Inc.
5.000% due 09/15/2022		240	242
Cornerstone Building Brands, Inc.
8.000% due 04/15/2026		1,000	978
CVS Health Corp.
4.300% due 03/25/2028		650	686
4.780% due 03/25/2038		100	104
DAE Funding LLC
4.500% due 08/01/2022		400	407
5.000% due 08/01/2024		2,250	2,348
5.750% due 11/15/2023		100	105
Dell International LLC
8.350% due 07/15/2046		1,327	1,679
Dell, Inc.
5.400% due 09/10/2040		6,200	5,890
6.500% due 04/15/2038		17,450	18,380
Dun & Bradstreet Corp.
10.250% due 02/15/2027		5,000	5,325
Eagle Holding Co. LLC (7.750% Cash or 7.750% PIK)
7.750% due 05/15/2022 (a)		500	505
Eldorado Resorts, Inc.
7.000% due 08/01/2023		800	838
Endo Dac
5.875% due 10/15/2024		3,200	3,056
6.000% due 07/15/2023		3,437	2,492
6.000% due 02/01/2025		13,825	9,332
Envision Healthcare Corp.
8.750% due 10/15/2026		3,950	2,755
Fair Isaac Corp.
5.250% due 05/15/2026		125	132
Ford Motor Co.
4.750% due 01/15/2043		3,000	2,616
goeasy Ltd.
7.875% due 11/01/2022		2,750	2,887
Greif, Inc.
6.500% due 03/01/2027		750	776
HCA, Inc.
5.250% due 06/15/2026		950	1,053
5.375% due 02/01/2025		3,450	3,732
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		650	674
Huntsman International LLC
5.125% due 04/15/2021	EUR	600	736
iHeartCommunications, Inc.
6.375% due 05/01/2026		$393	419
8.375% due 05/01/2027		712	749
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (a)	EUR	500	583
IHS Markit Ltd.
4.750% due 02/15/2025		$2,300	2,473
Intelsat Jackson Holdings S.A.
8.500% due 10/15/2024		3,000	2,985
Jagged Peak Energy LLC
5.875% due 05/01/2026		700	693
KB Home
7.625% due 05/15/2023		500	561
KFC Holding Co.
5.000% due 06/01/2024		1,000	1,035
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	261
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		9,906	8,734
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		100	105
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		4,975	4,820
5.500% due 04/15/2025		500	338
5.625% due 10/15/2023 (j)		9,100	6,916
5.750% due 08/01/2022 (j)		900	779
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		325	350

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	700	725
MGM Resorts International
5.750% due 06/15/2025		$700	765
6.000% due 03/15/2023		2,000	2,173
Minerva Luxembourg S.A.
6.500% due 09/20/2026		2,300	2,404
MPLX LP
4.500% due 07/15/2023		1,100	1,167
Netflix, Inc.
5.375% due 11/15/2029		325	346
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2022	EUR	8,967	9,917
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/29/2019 (e)(f)		$574	6
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,000	960
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		4,650	4,822
5.500% due 02/15/2024		1,100	1,187
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		1,250	200
5.500% due 04/12/2037 ^(b)		1,250	206
PetSmart, Inc.
5.875% due 06/01/2025		1,500	1,463
PGT Escrow Issuer, Inc.
6.750% due 08/01/2026		1,100	1,167
Post Holdings, Inc.
5.000% due 08/15/2026		1,500	1,526
5.500% due 03/01/2025		500	518
Precision Drilling Corp.
7.750% due 12/15/2023		950	973
Rackspace Hosting, Inc.
8.625% due 11/15/2024 (j)		675	623
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		3,375	3,702
5.625% due 03/01/2025		950	1,064
5.875% due 06/30/2026		850	972
Sands China Ltd.
5.400% due 08/08/2028		700	762
Scientific Games International, Inc.
5.000% due 10/15/2025		1,650	1,671
Sealed Air Corp.
6.875% due 07/15/2033		400	448
Sensata Technologies BV
5.625% due 11/01/2024		600	650
Standard Industries, Inc.
5.375% due 11/15/2024		2,100	2,181
Suburban Propane Partners LP
5.750% due 03/01/2025		460	466
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,200	3,309
6.000% due 04/15/2024		2,625	2,743
6.500% due 01/15/2026		3,800	4,118
Team Health Holdings, Inc.
6.375% due 02/01/2025		1,000	770
Tenet Healthcare Corp.
4.750% due 06/01/2020		1,100	1,115
6.000% due 10/01/2020		600	621
Tesco PLC
6.150% due 11/15/2037		510	594
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	300	305
Toll Brothers Finance Corp.
4.875% due 03/15/2027		$1,500	1,581
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,477
5.500% due 05/15/2027		350	369
VeriSign, Inc.
4.750% due 07/15/2027		4,000	4,180
ViaSat, Inc.
5.625% due 04/15/2027		275	287
Videotron Ltd.
5.125% due 04/15/2027		1,350	1,412
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		9	9
Virgin Media Finance PLC
5.250% due 02/15/2022		1,600	1,645
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,400	1,838
VOC Escrow Ltd.
5.000% due 02/15/2028		$300	306
Williams Scotsman International, Inc.
6.875% due 08/15/2023		2,050	2,142
WMG Acquisition Corp.
5.500% due 04/15/2026		1,750	1,811

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Wyndham Destinations, Inc.
5.750% due 04/01/2027	3,000	3,142
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,000	1,005
Ziggo BV
5.500% due 01/15/2027	1,600	1,636
		252,992
UTILITIES 7.7%

Blue Racer Midstream LLC
6.125% due 11/15/2022	1,050	1,070
CenturyLink, Inc.
7.500% due 04/01/2024 (j)	950	1,053
Genesis Energy LP
5.625% due 06/15/2024	200	194
6.000% due 05/15/2023	2,525	2,512
NSG Holdings LLC
7.750% due 12/15/2025	1,633	1,760
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	356	355
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (a)	912	575
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	172	166
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (a)	702	179
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^(b)	100	95
5.125% due 11/15/2043 ^(b)	100	103
6.050% due 03/01/2034 ^(b)	100	112
Petrobras Global Finance BV
5.299% due 01/27/2025	1,000	1,063
8.750% due 05/23/2026	1,000	1,237
Rio Oil Finance Trust
8.200% due 04/06/2028	600	675
Sprint Capital Corp.
8.750% due 03/15/2032	2,300	2,668
Sprint Communications, Inc.
7.000% due 08/15/2020	3,800	3,947
Sprint Corp.
7.125% due 06/15/2024	4,600	4,889
7.875% due 09/15/2023	6,750	7,357
Targa Resources Partners LP
6.500% due 07/15/2027	100	109
6.875% due 01/15/2029	425	472
Terraform Global Operating LLC
6.125% due 03/01/2026	2,000	2,015
TerraForm Power Operating LLC
5.000% due 01/31/2028	2,500	2,519
Vistra Energy Corp.
7.375% due 11/01/2022	950	987
8.000% due 01/15/2025	4,775	5,073
		41,185
Total Corporate Bonds & Notes (Cost $381,862)		392,400

MUNICIPAL BONDS & NOTES 0.7%

FLORIDA 0.1%

Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	450	469

NEW YORK 0.0%

Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,250	3,282
Total Municipal Bonds & Notes (Cost $3,125)		3,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Adjustable Rate Mortgage Trust
4.100% due 10/25/2035 ~	82	69
American Home Mortgage Assets Trust
3.424% due 11/25/2046 •	627	318
6.250% due 06/25/2037 ^þ	167	153
Banc of America Funding Trust
4.285% due 03/20/2036 ^~	98	95
Bear Stearns ALT-A Trust
4.513% due 01/25/2035 ~	3	3

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Citigroup Mortgage Loan Trust
4.990% due 11/25/2035 •		163	165
Countrywide Alternative Loan Trust
2.584% due 05/25/2047 •		23	22
2.593% due 03/20/2046 •		40	37
2.664% due 07/25/2046 ^•		295	199
3.504% due 12/25/2035 •		51	47
3.677% due 10/25/2035 ^~		34	29
Countrywide Home Loan Mortgage Pass-Through Trust
3.044% due 03/25/2035 •		126	129
6.000% due 05/25/2036 ^		81	67
Downey Savings & Loan Association Mortgage Loan Trust
2.640% due 02/19/2045 •		19	19
First Horizon Alternative Mortgage Securities Trust
4.366% due 09/25/2035 ^~		222	216
6.000% due 05/25/2036 ^		75	58
GMAC Mortgage Corp. Loan Trust
4.210% due 04/19/2036 ^~		176	162
GSR Mortgage Loan Trust
4.716% due 11/25/2035 ~		36	37
4.763% due 04/25/2035 ~		2	2
4.853% due 05/25/2035 ~		229	215
HarborView Mortgage Loan Trust
2.580% due 01/19/2038 •		24	23
2.630% due 03/19/2036 ^•		399	379
IndyMac Mortgage Loan Trust
3.994% due 09/25/2035 ^~		54	51
JPMorgan Mortgage Trust
3.722% due 07/27/2037 ~		289	296
4.536% due 07/25/2035 ~		60	62
6.000% due 08/25/2037 ^		91	72
Residential Accredit Loans, Inc. Trust
2.734% due 03/25/2037 •		336	98
5.804% due 02/25/2036 ^~		229	211
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		75	65
Structured Asset Mortgage Investments Trust
2.624% due 05/25/2036 •		26	24
WaMu Mortgage Pass-Through Certificates Trust
3.274% due 05/25/2047 •		306	291
3.334% due 10/25/2036 ^~		148	138
3.998% due 07/25/2037 ^~		131	124
Wells Fargo Mortgage-Backed Securities Trust
4.994% due 03/25/2035 ~		134	137
Total Non-Agency Mortgage-Backed Securities (Cost $3,291)			4,013

ASSET-BACKED SECURITIES 0.4%

Carrington Mortgage Loan Trust
2.554% due 08/25/2036 •		84	75
Credit-Based Asset Servicing & Securitization Trust
3.570% due 01/25/2037 ^þ		919	411
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^þ		370	180
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.000% due 10/25/2033		3	3
Mid-State Trust
7.791% due 03/15/2038		12	13
Morgan Stanley ABS Capital, Inc. Trust
2.544% due 05/25/2037 •		91	82
Option One Mortgage Loan Trust Asset-Backed Certificates
3.379% due 08/25/2033 •		58	58
Residential Asset Securities Corp. Trust
2.554% due 08/25/2036 •		21	19
6.980% due 09/25/2031 þ		1,306	1,348
Total Asset-Backed Securities (Cost $1,985)			2,189

SOVEREIGN ISSUES 0.7%

Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	6,000	3,900
Total Sovereign Issues (Cost $4,048)			3,900
		SHARES

COMMON STOCKS 1.9%

COMMUNICATION SERVICES 0.2%

Clear Channel Outdoor Holdings, Inc. (c)		163,228	770
iHeartMedia, Inc.		124	2

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

iHeartMedia, Inc. 'A' (c)	9,223	139
		911
CONSUMER DISCRETIONARY 0.6%

Caesars Entertainment Corp. (c)	295,846	3,497

ENERGY 0.0%

Dommo Energia S.A. SP - ADR «(c)	251	2

FINANCIALS 0.3%

CIT Group, Inc.	26,331	1,384
Hipotecaria Su Casita S.A. «	78,886	0
Mr Cooper Group, Inc. (c)	4,374	35
		1,419
HEALTH CARE 0.8%

NVHL S.A. 'A' «(c)(h)	231,498	422
NVHL S.A. 'B' «(c)(h)	231,498	422
NVHL S.A. 'C' «(c)(h)	231,498	421
NVHL S.A. 'D' «(c)(h)	231,498	421
NVHL S.A. 'E' «(c)(h)	231,498	421
NVHL S.A. 'F' «(c)(h)	231,498	421
NVHL S.A. 'G' «(c)(h)	231,498	421
NVHL S.A. 'H' «(c)(h)	231,498	421
NVHL S.A. 'I' «(c)(h)	231,498	421
NVHL S.A. 'J' «(c)(h)	231,498	421
		4,212
Total Common Stocks (Cost $12,405)		10,041

WARRANTS 0.5%

COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc.	60,068	904

MATERIALS 0.3%

Novasep Holding SAS - Exp. 05/31/2022 «	2,849,700	1,458

UTILITIES 0.0%

Vistra Energy Corp. - Exp. 02/02/2024	60,750	118
Total Warrants (Cost $1,273)		2,480

PREFERRED SECURITIES 0.3%

INDUSTRIALS 0.3%

Xfit Brands, Inc. «	1,000	1,414
Total Preferred Securities (Cost $3,656)		1,414

REAL ESTATE INVESTMENT TRUSTS 1.4%

REAL ESTATE 1.4%

VICI Properties, Inc.	354,535	7,814
Total Real Estate Investment Trusts (Cost $4,317)		7,814

SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (i) 2.2%
		11,661

	PRINCIPAL
	AMOUNT
	(000s)

U.S. TREASURY BILLS 0.3%

2.163% due 07/23/2019 - 08/22/2019 (d)(e)(m)	$1,424	1,421

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $13,082)		13,082
Total Investments in Securities (Cost $463,233)		475,233
	SHARES

INVESTMENTS IN AFFILIATES 15.6%

COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Xfit Brands, Inc. ^«(b)(C)	2,040,639	17
Total Common Stocks (Cost $418)		17

SHORT-TERM INSTRUMENTS 15.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.6%

PIMCO Short-Term Floating NAV Portfolio III	8,492,338	84,006
Total Short-Term Instruments (Cost $83,977)		84,006
Total Investments in Affiliates (Cost $84,395)		84,023
Total Investments 103.8% (Cost $547,628)		$559,256
Financial Derivative Instruments (k)(l) (0.2)%(Cost or Premiums, net $8,523)		(1,264)
Other Assets and Liabilities, net (3.6)%		(18,991)
Net Assets 100.0%		$539,001

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

				Market Value
	Acquisition		Market	as Percentage
Issuer Description	Date	Cost	Value	of Net Assets
NVHL S.A. 'A'	03/09/2012 - 5/1/2013	$723	$422	0.08%
NVHL S.A. 'B'	03/09/2012 - 5/1/2013	723	422	0.08
NVHL S.A. 'C'	03/09/2012 - 5/1/2013	723	421	0.08
NVHL S.A. 'D'	03/09/2012 - 5/1/2013	723	421	0.08
NVHL S.A. 'E'	03/09/2012 - 5/1/2013	724	421	0.08
NVHL S.A. 'F'	03/09/2012 - 5/1/2013	724	421	0.08
NVHL S.A. 'G'	03/09/2012 - 5/1/2013	724	421	0.08
NVHL S.A. 'H'	03/09/2012 - 5/1/2013	724	421	0.08
NVHL S.A. 'I'	03/09/2012 - 5/1/2013	724	421	0.07
NVHL S.A. 'J'	03/09/2012 - 5/1/2013	724	421	0.07
Pinnacol Assurance	6/23/2014	5,000	5,164	0.96
		$12,236	$9,376	1.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
BOS	1.800%	05/10/2019	05/09/2021	$4,963	Macy's Retail Holdings, Inc. 3.625% due 06/01/2024	$(4,935)	$4,963	$4,976
FICC	2.000	06/28/2019	07/01/2019	361	U.S. Treasury Notes 2.250% due 03/31/2021	(370)	361	361
JPS	(1.000)	04/16/2019	04/15/2021	2,052	Country Garden Holdings, Co. 7.500% due 03/09/2020	(2,086)	2,052	2,048
SAL	0.750	04/02/2019	04/02/2021	4,285	American Airlines Pass-Through Trust 4.950% due	(4,420)	4,285	4,293
					08/15/2026
Total Repurchase Agreements						$(11,811)	$11,661	$11,678

REVERSE REPURCHASE AGREEMENTS:

					Payable for
					Reverse
				Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Borrowed(2)	Agreements
BCY	0.875%	12/24/2018	TBD(3)	$(845)	$(849)
	1.000	06/18/2019	TBD(3)	(565)	(565)
	2.250	05/21/2019	TBD(3)	(3,518)	(3,527)
BRC	(0.500)	12/18/2018	TBD(3)	(630)	(628)
Total Reverse Repurchase Agreements					$(5,569)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:

		Maturity	Principal		Payable for
Description	Coupon	Date	Amount	Proceeds	Short Sales(4)
Corporate Bonds & Notes (2.1)%
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,086)
Industrials (1.7)%
American Airlines Pass-Through Trust	4.950	08/15/2026	4,161	(4,359)	(4,437)
Macy's Retail Holdings, Inc.	3.625	06/01/2024	5,000	(4,835)	(4,938)
Total Industrials				(9,194)	(9,375)
Total Short Sales (2.1)%				$(11,235)	$(11,461)

(j)	Securities with an aggregate market value of $6,009 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(7,183) at a weighted average interest rate of 1.318%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for short sales includes $140 of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	422	$54,003	$1,358	$14	$0

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	72	$(14,142)	$(146)	$0	$(20)
Euro-Buxl 30-Year Bond September Futures	09/2019	10	(2,307)	(79)	2	(2)
U.S. Treasury 30-Year Bond September Futures	09/2019	29	(4,512)	(169)	4	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	24	(4,262)	(132)	4	0
				$(526)	$10	$(22)
Total Futures Contracts				$832	$24	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
				Implied			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at		Notional	Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	June 30, 2019(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Anadarko
Petroleum
Corp.	(1.000)%	Quarterly	12/20/2023	0.473%		$10,000	$190	$(420)	$(230)	$0	$0
Anheuser-
Busch InBev	(1.000)	Quarterly	12/20/2023	0.520	EUR	8,800	(183)	(37)	(220)	0	(11)
ArcelorMittal	(1.000)	Quarterly	06/20/2024	1.660		2,000	402	(329)	73	0	(7)
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	0.312		$5,000	263	(332)	(69)	1	0
Freeport-
McMoRan,
Inc.	(1.000)	Quarterly	12/20/2023	1.579		4,000	281	(185)	96	0	(7)
Macy's Retail
Holdings, Inc.	(1.000)	Quarterly	06/20/2023	1.326		4,000	112	(64)	48	0	(6)
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.160		10,000	556	(444)	112	0	(2)
							$1,621	$(1,811)	$(190)	$1	$(33)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
				Implied		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Ford Motor
Co.	5.000%	Quarterly	06/20/2023	1.529%	$200	$30	$(4)	$26	$0	$0
Sprint
Communicatio
ns, Inc.	5.000	Quarterly	09/20/2020	0.655	4,750	187	73	260	0	(1)
						$217	$69	$286	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
					Premiums	Unrealized
	Fixed	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index/Tranches	(Pay) Rate	Frequency	Date	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$6,014	$(369)	$(92)	$(461)	$0	$(3)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	11,640	(848)	(121)	(969)	0	(10)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	7,000	(404)	(132)	(536)	0	(6)
					$(1,621)	$(345)	$(1,966)	$0	$(19)

INTEREST RATE SWAPS

									Variation Margin
Pay/
Receive						Premiums	Unrealized
Floating			Payment	Maturity	Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$7,692	$(5,129)	$2,563	$0	$(104)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	1,484	(681)	803	0	(24)
						$9,176	$(5,810)	$3,366	$0	$(128)
Total Swap Agreements						$9,393	$(7,897)	$1,496	$1	$(181)

Cash of $8,509 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset	Liability
BPS	07/2019	CHF	636		$638	$0	$(13)
	07/2019		$14,137	GBP	11,146	18	0
	08/2019	EUR	169		$193	0	0
	08/2019	GBP	11,146		14,159	0	(18)
BRC	07/2019		$4,026	GBP	3,178	10	0
CBK	07/2019		25,891	EUR	22,781	13	0
	07/2019		651	GBP	514	2	0
	08/2019	EUR	22,781		$25,957	0	(14)
GLM	07/2019		22,781		25,423	0	(482)
SCX	07/2019	GBP	14,838		18,780	0	(63)
Total Forward Foreign Currency Contracts						$43	$(590)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Swap Agreements, at Value(5)
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	(Pay) Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset		Liability
Turkey Government International
JPM	Bond	(1.000)%	Quarterly	03/20/2020	2.296%	$7,000	$291	$(227)		$64	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
					Implied				Unrealized
		Fixed	Payment	Maturity	Credit Spread at		Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	June 30, 2019(3)		Amount(4)	Paid/(Received)	(Depreciation)	Asset		Liability
GST	Deutsche Bank AG	1.000%	Quarterly	12/20/2023	3.062%	EUR	2,000	$(192)	$(5)		$0	$(197)
	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	1.557		2,000	(124)	68		0	(56)
HUS	Danske Bank A/S	1.000	Quarterly	12/20/2023	1.393		2,000	(144)	105		0	(39)
	UniCredit SpA	1.000	Quarterly	06/20/2023	2.415		5,000	(701)	390		0	(311)
								$(1,161)	$558		$0	$(603)
Total Swap Agreements								$(870)	$331		$64	$(603)

(m)	Securities with an aggregate market value of $1,420 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$32,412	$1,637	$34,049
Corporate Bonds & Notes
Banking & Finance	0	93,059	5,164	98,223
Industrials	0	252,992	0	252,992
Utilities	0	41,185	0	41,185
Municipal Bonds & Notes
Florida	0	469	0	469
New York	0	100	0	100
West Virginia	0	3,282	0	3,282
Non-Agency Mortgage-Backed Securities	0	4,013	0	4,013
Asset-Backed Securities	0	2,189	0	2,189
Sovereign Issues	0	3,900	0	3,900
Common Stocks
Communication Services	909	2	0	911
Consumer Discretionary	3,497	0	0	3,497
Energy	0	0	2	2
Financials	1,419	0	0	1,419
Health Care	0	0	4,212	4,212
Warrants
Communication Services	0	904	0	904
Materials	0	0	1,458	1,458
Utilities	118	0	0	118
Preferred Securities
Industrials	0	0	1,414	1,414
Real Estate Investment Trusts
Real Estate	7,814	0	0	7,814
Short-Term Instruments
Repurchase Agreements	0	11,661	0	11,661

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury Bills	0	1,421	0	1,421

	$13,757	$447,589	$13,887	$475,233
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$0	$0	$17	$17
Short-Term Instruments
Central Funds Used for Cash Management Purposes	84,006	0	0	84,006

	$84,006	$0	$17	$84,023

Total Investments	$97,763	$447,589	$13,904	$559,256

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(11,461)	$0	$(11,461)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	1	0	25
Over the counter	0	107	0	107

	$24	$108	$0	$132
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(181)	0	(203)
Over the counter	0	(1,193)	0	(1,193)

	$(22)	$(1,374)	$0	$(1,396)

Total Financial Derivative Instruments	$2	$(1,266)	$0	$(1,264)

Totals	$97,765	$434,862	$13,904	$546,531

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2019:

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued		Unrealized			Ending	on Investments
Category and	Balance	Net	Net	Discounts/	Realized	Appreciation/	Transfers into	Transfers out	Balance	Held at
Subcategory	at 03/31/2019	Purchases	Sales/Settlements	(Premiums)	Gain/(Loss)	(Depreciation)(1)	Level 3	of Level 3	at 06/30/2019	06/30/2019(1)
Investments in Securities, at Value
Loan Participations
and Assignments	$0	$2,135	$(461)	$(7)	$9	$(39)	$0	$0	$1,637	$(39)
Corporate Bonds &
Notes
Banking &
Finance	4,891	0	0	0	0	273	0	0	5,164	273
Common Stocks
Energy	5	0	0	0	0	(3)	0	0	2	(3)
Health Care	4,155	0	0	0	0	57	0	0	4,212	57
Warrants
Materials	1,438	0	0	0	0	20	0	0	1,458	20
Preferred
Securities
Industrials	1,414	0	0	0	0	0	0	0	1,414	0
	$11,903	$2,135	$(461)	$(7)	$9	$308	$0	$0	$13,887	$308
Investments in Affiliates- at Value
Common Stocks
Consumer	$0	$0	$0	$0	$0	$0	$17	$0	$17	$0
Discretionary

Totals	$11,903	$2,135	$(461)	$(7)	$9	$308	$17	$0	$13,904	$308

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance				Input Value(s)
Category and Subcategory	at 06/30/2019	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,637	Third Party Vendor	Broker Quote		87.750
Corporate Bonds & Notes
Banking & Finance	5,164	Reference Instrument	Option Adjusted Spread		617.637 bps
Common Stocks
Energy	2	Other Valuation Techniques(2)	-		-
Health Care	4,212	Third Party Vendor	Broker Quote	EUR	1.600
Warrants
Materials	1,458	Other Valuation Techniques(2)	-		-
Preferred Securities
Industrials	1,414	Other Valuation Techniques(2)	-		-

Investments in Affiliates, at Value

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Common Stocks
Consumer Discretionary	17	Other Valuation Techniques(2)	-	-
Total	$13,904

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO High Yield Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.3%
American Builders & Contractors Supply Co., Inc. 4.402% (LIBOR03M + 2.000%) due 10/31/2023 ~	$9,962	$9,832
Brand Energy & Infrastructure Services, Inc. 6.842% (LIBOR03M + 4.250%) due 06/21/2024 ~	14,962	14,543
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~	4,975	4,889
CommScope, Inc. 5.652% (LIBOR03M + 3.250%) due 04/06/2026 ~	9,000	9,001
Core & Main LP 5.520% (LIBOR03M + 3.000%) due 08/01/2024 ~	4,975	4,969
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 ~	4,975	4,897
Dun & Bradstreet Corp. 7.404% (LIBOR03M + 5.000%) due 02/08/2026 ~	4,700	4,707
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,950	17,369
Getty Images, Inc. 6.938% (LIBOR03M + 4.500%) due 02/19/2026 ~	13,980	13,945
Global Medical Response, Inc. 5.644% (LIBOR03M + 3.250%) due 04/28/2022 ~	7,481	7,065
Jaguar Holding Co. 4.902% (LIBOR03M + 2.500%) due 08/18/2022 ~	4,974	4,950
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~	4,987	4,863
Nexstar Media Group, Inc. TBD% due 11/30/2019 µ	10,900	10,805
Ortho-Clinical Diagnostics S.A. 5.680% (LIBOR03M + 3.250%) due 06/30/2025 ~	4,949	4,769
RegionalCare Hospital Partners Holdings, Inc. 6.904% - 9.000% (LIBOR03M + 4.500%) due 11/17/2025 ~	9,950	9,918
Sotera Health Holdings LLC 5.402% (LIBOR03M + 3.000%) due 05/15/2022 ~	19,911	19,703
Sprint Communications, Inc. 4.938% (LIBOR03M + 2.500%) due 02/02/2024 ~	4,975	4,908
Starfruit Finco BV 5.669% (LIBOR03M + 3.250%) due 10/01/2025 ~	10,000	9,867
TransDigm, Inc. 4.830% (LIBOR03M + 2.500%) due 06/09/2023 ~	10,460	10,286
U.S. Renal Care, Inc. TBD% due 06/13/2026	15,000	14,762
Total Loan Participations and Assignments (Cost $187,509)		186,048
CORPORATE BONDS & NOTES 86.3%
BANKING & FINANCE 6.8%
Ally Financial, Inc.
5.125% due 09/30/2024	10,000	10,825
7.500% due 09/15/2020	20,000	21,100
8.000% due 03/15/2020	10,000	10,362
8.000% due 11/01/2031	20,928	27,696
Barclays PLC 7.750% due 09/15/2023 •(g)(h)	7,500	7,693
BNP Paribas S.A. 7.375% due 08/19/2025 •(g)(h)	17,500	19,462
CIT Group, Inc.
5.000% due 08/15/2022	20,000	21,200
5.000% due 08/01/2023	15,000	16,069
6.125% due 03/09/2028	4,075	4,646
Credit Agricole S.A. 7.875% due 01/23/2024 •(g)(h)	20,000	22,074
Credit Suisse Group AG
6.250% due 12/18/2024 •(g)(h)	10,000	10,444
7.250% due 09/12/2025 •(g)(h)	2,000	2,152
7.500% due 07/17/2023 •(g)(h)	4,750	5,103
Equinix, Inc.
5.375% due 05/15/2027	10,000	10,745
5.750% due 01/01/2025	3,750	3,918
5.875% due 01/15/2026	7,000	7,429
ESH Hospitality, Inc. 5.250% due 05/01/2025	17,000	17,467

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	12,000	12,390
Freedom Mortgage Corp. 8.250% due 04/15/2025	10,000	8,650
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	12,700	12,986
Howard Hughes Corp. 5.375% due 03/15/2025	12,000	12,458
Intesa Sanpaolo SpA
5.017% due 06/26/2024	15,000	15,044
5.710% due 01/15/2026	10,000	10,126
7.700% due 09/17/2025 •(g)(h)	5,000	4,917
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)	33,000	34,774
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	8,000	8,220
5.625% due 05/01/2024	10,000	10,812
5.750% due 02/01/2027	7,625	8,225
Navient Corp.
5.625% due 08/01/2033	2,000	1,675
5.875% due 03/25/2021	9,000	9,366
6.125% due 03/25/2024	15,000	15,450
6.500% due 06/15/2022	10,000	10,647
6.625% due 07/26/2021	1,750	1,857
6.750% due 06/25/2025	5,000	5,188
7.250% due 01/25/2022	7,000	7,577
8.000% due 03/25/2020	9,750	10,116
Provident Funding Associates LP 6.375% due 06/15/2025	9,000	8,505
Quicken Loans, Inc.
5.250% due 01/15/2028	15,000	14,981
5.750% due 05/01/2025	7,500	7,760
RHP Hotel Properties LP 5.000% due 04/15/2023	10,000	10,187
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 •(g)	15,000	19,612
SLM Corp. 5.125% due 04/05/2022	2,875	2,861
Springleaf Finance Corp.
5.625% due 03/15/2023	12,000	12,780
6.125% due 05/15/2022	5,500	5,926
6.125% due 03/15/2024	7,500	8,081
6.625% due 01/15/2028	6,500	6,841
6.875% due 03/15/2025	10,000	10,975
7.125% due 03/15/2026	10,000	10,947
		538,319
INDUSTRIALS 70.6%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	9,000	9,079
5.625% due 02/15/2023	5,000	5,106
6.500% due 03/01/2024	3,500	3,666
Actuant Corp. 5.625% due 06/15/2022	10,000	10,125
Adient Global Holdings Ltd. 4.875% due 08/15/2026	17,000	13,557
Adient U.S. LLC 7.000% due 05/15/2026	2,050	2,112
ADT Security Corp.
3.500% due 07/15/2022	4,000	4,005
4.125% due 06/15/2023	15,000	15,037
4.875% due 07/15/2032	13,095	11,360
6.250% due 10/15/2021	5,000	5,313
Advanced Disposal Services, Inc. 5.625% due 11/15/2024	15,000	15,769
AECOM
5.125% due 03/15/2027	3,000	3,135
5.875% due 10/15/2024	7,000	7,607
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023	20,000	18,000
Albertsons Cos. LLC
6.625% due 06/15/2024	10,000	10,412
7.500% due 03/15/2026	12,000	12,870
Alcoa Nederland Holding BV
6.125% due 05/15/2028	3,500	3,666
6.750% due 09/30/2024	4,000	4,245
7.000% due 09/30/2026	3,750	4,045
Allied Universal Holdco LLC 6.625% due 07/15/2026 (a)	4,675	4,763
Allison Transmission, Inc.
4.750% due 10/01/2027	5,000	4,988
5.000% due 10/01/2024	5,000	5,119
5.875% due 06/01/2029	5,000	5,275
Altice Financing S.A.
6.625% due 02/15/2023	15,000	15,412

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

7.500% due 05/15/2026	12,500	12,595
Altice Finco S.A. 7.625% due 02/15/2025	10,000	9,638
Altice France S.A.
6.250% due 05/15/2024	17,514	18,105
7.375% due 05/01/2026	20,000	20,550
8.125% due 02/01/2027	7,950	8,367
Altice Luxembourg S.A. 7.625% due 02/15/2025	7,500	7,083
AMC Networks, Inc.
4.750% due 12/15/2022	5,000	5,075
4.750% due 08/01/2025	5,000	5,094
5.000% due 04/01/2024	7,000	7,201
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	7,500	7,791
5.875% due 05/15/2026	17,500	18,309
Amsted Industries, Inc.
5.375% due 09/15/2024	7,500	7,716
5.625% due 07/01/2027	2,500	2,613
Antero Resources Corp. 5.125% due 12/01/2022	7,500	7,228
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	7,140
5.000% due 02/01/2028	8,000	8,250
5.125% due 01/15/2024	5,000	5,150
Arconic, Inc.
5.125% due 10/01/2024	17,000	17,965
5.900% due 02/01/2027	5,000	5,449
5.950% due 02/01/2037	10,000	10,409
Ardagh Packaging Finance PLC
6.000% due 02/15/2025	11,000	11,412
7.250% due 05/15/2024	15,000	15,862
Ascend Learning LLC 6.875% due 08/01/2025	15,000	15,314
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	8,375	7,684
Ashland LLC
4.750% due 08/15/2022	15,000	15,731
6.875% due 05/15/2043	10,000	10,875
Associated Materials LLC 9.000% due 01/01/2024	25,000	23,812
Avantor, Inc.
6.000% due 10/01/2024	10,000	10,665
9.000% due 10/01/2025	10,000	11,175
Avon International Capital PLC 6.500% due 08/15/2022 (a)	4,875	4,924
Avon International Operations, Inc. 7.875% due 08/15/2022	10,450	10,894
B.C. Unlimited Liability Co.
4.250% due 05/15/2024	12,000	12,165
4.625% due 01/15/2022	5,000	5,013
5.000% due 10/15/2025	25,000	25,257
Ball Corp. 5.250% due 07/01/2025	10,000	10,850
Bausch Health Americas, Inc.
8.500% due 01/31/2027	15,000	16,530
9.250% due 04/01/2026	12,500	14,016
Bausch Health Cos., Inc.
5.500% due 03/01/2023	4,962	5,020
5.500% due 11/01/2025	30,000	31,387
5.750% due 08/15/2027	10,000	10,535
5.875% due 05/15/2023	10,328	10,487
6.125% due 04/15/2025	10,000	10,225
6.500% due 03/15/2022	5,000	5,188
7.000% due 03/15/2024	10,000	10,651
7.000% due 01/15/2028	7,000	7,271
7.250% due 05/30/2029	7,000	7,298
9.000% due 12/15/2025	7,500	8,408
BBA U.S. Holdings, Inc. 5.375% due 05/01/2026	7,525	7,882
BCD Acquisition, Inc. 9.625% due 09/15/2023	12,000	12,645
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	37,000	36,769
6.375% due 10/01/2023	11,250	11,742
Berry Global, Inc.
4.500% due 02/15/2026	5,000	4,944
5.125% due 07/15/2023	5,000	5,130
5.500% due 05/15/2022	5,000	5,075
6.000% due 10/15/2022	5,000	5,113
Boise Cascade Co. 5.625% due 09/01/2024	10,000	10,250
Bombardier, Inc.
5.750% due 03/15/2022	5,000	5,094
6.125% due 01/15/2023	3,000	3,049
7.500% due 03/15/2025	15,000	15,098

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

7.875% due 04/15/2027	12,000	12,045
8.750% due 12/01/2021	20,000	21,875
Boyd Gaming Corp.
6.000% due 08/15/2026	6,500	6,858
6.375% due 04/01/2026	10,000	10,616
6.875% due 05/15/2023	10,000	10,362
Brazos Valley Longhorn LLC 6.875% due 02/01/2025	10,000	9,450
Bruin E&P Partners LLC 8.875% due 08/01/2023	8,000	6,760
Builders FirstSource, Inc. 5.625% due 09/01/2024	15,000	15,516
BWAY Holding Co. 5.500% due 04/15/2024	25,000	25,109
Cablevision Systems Corp. 5.875% due 09/15/2022	5,000	5,306
Caesars Resort Collection LLC 5.250% due 10/15/2025	37,000	37,092
Callon Petroleum Co. 6.125% due 10/01/2024	15,000	15,225
Cascades, Inc. 5.500% due 07/15/2022	7,000	7,061
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	15,300
5.000% due 07/15/2027	3,500	3,570
CCO Holdings LLC
5.000% due 02/01/2028	15,000	15,355
5.125% due 02/15/2023	17,500	17,820
5.125% due 05/01/2027	12,000	12,454
5.250% due 09/30/2022	10,000	10,170
5.375% due 05/01/2025	12,000	12,435
5.375% due 06/01/2029	10,000	10,350
5.500% due 05/01/2026	17,500	18,358
5.750% due 09/01/2023	7,750	7,941
5.750% due 02/15/2026	20,000	21,025
5.875% due 04/01/2024	22,000	23,045
5.875% due 05/01/2027	12,000	12,690
Cedar Fair LP 5.250% due 07/15/2029	7,500	7,669
Centene Corp.
4.750% due 01/15/2025	3,500	3,621
5.375% due 06/01/2026	5,000	5,269
5.625% due 02/15/2021	7,500	7,650
6.125% due 02/15/2024	8,125	8,521
Central Garden & Pet Co. 5.125% due 02/01/2028	7,000	6,895
CF Industries, Inc. 5.150% due 03/15/2034	20,000	19,600
Change Healthcare Holdings LLC 5.750% due 03/01/2025	25,000	25,469
Chemours Co.
5.375% due 05/15/2027	5,750	5,506
6.625% due 05/15/2023	12,000	12,457
7.000% due 05/15/2025	13,500	14,141
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	15,000	16,331
5.875% due 03/31/2025	5,750	6,418
7.000% due 06/30/2024	13,500	15,560
Cheniere Energy Partners LP
5.250% due 10/01/2025	14,000	14,525
5.625% due 10/01/2026	4,000	4,230
Chesapeake Energy Corp.
7.000% due 10/01/2024	10,000	9,013
8.000% due 01/15/2025 (k)	7,750	7,188
8.000% due 03/15/2026	2,617	2,388
8.000% due 06/15/2027	5,000	4,397
Churchill Downs, Inc.
4.750% due 01/15/2028	20,000	20,195
5.500% due 04/01/2027	5,000	5,247
Cirsa Finance International SARL 7.875% due 12/20/2023	7,250	7,703
Clean Harbors, Inc.
4.875% due 07/15/2027 (a)	7,000	7,132
5.125% due 07/15/2029 (a)	2,750	2,812
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	25,000	25,637
9.250% due 02/15/2024	16,000	17,400
Clearwater Paper Corp.
4.500% due 02/01/2023	10,000	9,550
5.375% due 02/01/2025	5,000	4,563
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	6,105
5.875% due 06/01/2027	4,500	4,388
CNX Midstream Partners LP 6.500% due 03/15/2026	9,375	8,953

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

CNX Resources Corp. 5.875% due 04/15/2022	5,000	4,875
Colfax Corp.
6.000% due 02/15/2024	12,500	13,266
6.375% due 02/15/2026	5,000	5,369
CommScope Technologies LLC
5.000% due 03/15/2027	10,000	8,750
6.000% due 06/15/2025	10,000	9,422
CommScope, Inc.
5.000% due 06/15/2021	5,000	5,006
5.500% due 03/01/2024	1,000	1,031
5.500% due 06/15/2024	7,000	6,659
6.000% due 03/01/2026	1,000	1,030
8.250% due 03/01/2027	5,600	5,732
Community Health Systems, Inc.
5.125% due 08/01/2021	20,000	19,625
6.250% due 03/31/2023	15,000	14,494
8.000% due 03/15/2026	8,250	7,949
8.625% due 01/15/2024	7,000	7,039
Constellium NV
5.750% due 05/15/2024	5,000	5,138
5.875% due 02/15/2026	12,500	12,875
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	15,000	13,387
Core & Main LP 6.125% due 08/15/2025	30,000	30,450
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	32,000	31,280
Coty, Inc. 6.500% due 04/15/2026	12,000	11,715
Covey Park Energy LLC 7.500% due 05/15/2025	20,000	14,500
CPG Merger Sub LLC 8.000% due 10/01/2021	17,000	17,319
Crown Americas LLC
4.250% due 09/30/2026	8,050	8,241
4.500% due 01/15/2023	10,000	10,437
4.750% due 02/01/2026	5,000	5,150
CSC Holdings LLC
5.125% due 12/15/2021	10,000	10,025
5.250% due 06/01/2024	15,000	15,619
5.375% due 02/01/2028	3,000	3,124
5.500% due 05/15/2026	10,000	10,512
5.500% due 04/15/2027	12,000	12,630
6.500% due 02/01/2029	10,000	10,931
6.625% due 10/15/2025	10,000	10,725
6.750% due 11/15/2021	12,000	12,870
10.875% due 10/15/2025	5,000	5,744
DAE Funding LLC 5.000% due 08/01/2024	12,500	13,047
DaVita, Inc.
5.000% due 05/01/2025	10,000	9,910
5.125% due 07/15/2024	12,500	12,535
5.750% due 08/15/2022	5,000	5,063
DCP Midstream Operating LP
5.125% due 05/15/2029	7,250	7,458
5.375% due 07/15/2025	10,000	10,562
Dell International LLC
5.875% due 06/15/2021	4,925	5,008
7.125% due 06/15/2024	7,750	8,182
Dell, Inc.
5.400% due 09/10/2040	4,950	4,703
6.500% due 04/15/2038	3,225	3,397
7.100% due 04/15/2028	2,405	2,694
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	6,165	3,853
5.700% due 10/15/2039	7,000	4,725
7.875% due 08/15/2025	10,000	9,550
Diamond Resorts International, Inc. 7.750% due 09/01/2023	10,000	10,337
Diamondback Energy, Inc.
4.750% due 11/01/2024	5,000	5,150
5.375% due 05/31/2025	10,000	10,525
DISH DBS Corp.
5.000% due 03/15/2023	15,000	14,550
5.875% due 07/15/2022	20,000	20,375
5.875% due 11/15/2024	15,000	14,250
6.750% due 06/01/2021	12,000	12,630
7.750% due 07/01/2026	12,750	12,527
DKT Finance ApS 9.375% due 06/17/2023	7,375	8,009
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	10,000	10,131
Dun & Bradstreet Corp. 6.875% due 08/15/2026	12,500	13,250

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

Eagle Holding Co. LLC (7.750% Cash or 7.750% PIK) 7.750% due 05/15/2022 (b)	9,475	9,570
eG Global Finance PLC 6.750% due 02/07/2025	7,000	6,963
Eldorado Resorts, Inc. 6.000% due 09/15/2026	12,250	13,444
Element Solutions, Inc. 5.875% due 12/01/2025	15,000	15,694
EMC Corp. 3.375% due 06/01/2023	8,000	7,962
Endo Dac
6.000% due 07/15/2023	6,136	4,449
6.000% due 02/01/2025	10,000	6,750
Energizer Holdings, Inc.
5.500% due 06/15/2025	21,000	21,315
6.375% due 07/15/2026	10,000	10,300
7.750% due 01/15/2027	3,750	4,068
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,500	12,297
4.400% due 04/01/2024	2,000	2,030
4.850% due 07/15/2026	3,000	3,034
5.450% due 06/01/2047	6,000	5,160
Ensco Rowan plc
4.500% due 10/01/2024	7,500	5,625
5.200% due 03/15/2025	10,000	7,388
5.750% due 10/01/2044	16,000	9,280
7.750% due 02/01/2026	7,000	5,250
Entercom Media Corp.
6.500% due 05/01/2027	1,750	1,824
7.250% due 11/01/2024 (k)	14,000	14,822
EW Scripps Co. 5.125% due 05/15/2025	10,000	9,625
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	2,500	2,031
7.375% due 05/15/2024	4,000	3,440
FAGE International S.A. 5.625% due 08/15/2026	6,000	5,310
First Data Corp.
5.000% due 01/15/2024	19,000	19,477
5.375% due 08/15/2023	6,875	7,007
5.750% due 01/15/2024	10,000	10,300
First Quality Finance Co., Inc.
4.625% due 05/15/2021	3,000	3,004
5.000% due 07/01/2025	5,500	5,555
First Quantum Minerals Ltd.
7.250% due 05/15/2022	4,000	3,980
7.250% due 04/01/2023	10,000	9,775
7.500% due 04/01/2025	3,000	2,869
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	10,000	9,100
7.875% due 07/15/2026	5,000	4,625
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	7,000	7,026
3.875% due 03/15/2023	15,000	15,037
4.000% due 11/14/2021	10,000	10,212
5.400% due 11/14/2034	25,000	23,937
Frontdoor, Inc. 6.750% due 08/15/2026	5,000	5,338
Gates Global LLC 6.000% due 07/15/2022	12,594	12,618
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	14,000	14,280
Graphic Packaging International LLC
4.125% due 08/15/2024	5,000	5,100
4.875% due 11/15/2022	5,000	5,206
Gray Television, Inc.
5.125% due 10/15/2024	5,000	5,106
5.875% due 07/15/2026	3,000	3,120
Griffon Corp. 5.250% due 03/01/2022	12,500	12,508
Grinding Media, Inc. 7.375% due 12/15/2023	5,000	4,813
Gulfport Energy Corp.
6.000% due 10/15/2024	10,000	7,775
6.375% due 05/15/2025	10,000	7,788
6.625% due 05/01/2023	5,000	4,325
Hanesbrands, Inc.
4.625% due 05/15/2024	10,000	10,432
4.875% due 05/15/2026	12,500	13,030
Harsco Corp. 5.750% due 07/31/2027	5,000	5,219
HCA Healthcare, Inc. 6.250% due 02/15/2021	11,500	12,075
HCA, Inc.
5.375% due 02/01/2025	7,500	8,114
5.625% due 09/01/2028	10,000	10,850

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

5.875% due 05/01/2023	15,000	16,348
5.875% due 02/01/2029	10,000	10,975
7.500% due 02/15/2022	20,000	22,100
8.360% due 04/15/2024	3,000	3,480
Herc Holdings, Inc. 5.500% due 07/15/2027 (a)	5,000	5,044
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	4,000	4,140
5.750% due 09/01/2023	6,225	6,449
Hilton Domestic Operating Co., Inc.
4.875% due 01/15/2030	8,000	8,273
5.125% due 05/01/2026	11,250	11,770
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	5,000	5,131
4.875% due 04/01/2027	7,250	7,520
Hughes Satellite Systems Corp. 7.625% due 06/15/2021	10,000	10,725
IAA Spinco, Inc. 5.500% due 06/15/2027	5,000	5,213
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	17,000	16,639
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	5,000	5,038
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	5,500	5,514
Indigo Natural Resources LLC 6.875% due 02/15/2026	10,000	9,025
INEOS Group Holdings S.A. 5.625% due 08/01/2024	10,000	10,250
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	10,000	9,175
8.000% due 02/15/2024	15,000	15,675
International Game Technology PLC
6.250% due 02/15/2022	10,000	10,612
6.250% due 01/15/2027	4,000	4,390
6.500% due 02/15/2025	15,000	16,473
IQVIA, Inc.
4.875% due 05/15/2023	10,000	10,275
5.000% due 10/15/2026	20,000	20,800
5.000% due 05/15/2027	8,000	8,280
Jagged Peak Energy LLC 5.875% due 05/01/2026	14,000	13,860
Jaguar Holding Co. 6.375% due 08/01/2023	40,000	41,500
Jeld-Wen, Inc.
4.625% due 12/15/2025	17,000	16,724
4.875% due 12/15/2027	15,000	14,550
KAR Auction Services, Inc. 5.125% due 06/01/2025	10,000	10,225
KFC Holding Co.
4.750% due 06/01/2027	8,000	8,220
5.000% due 06/01/2024	6,750	6,986
5.250% due 06/01/2026	14,950	15,716
Kinetic Concepts, Inc.
7.875% due 02/15/2021	10,000	10,264
12.500% due 11/01/2021	12,000	13,245
L Brands, Inc. 5.625% due 02/15/2022	3,358	3,522
LABL Escrow Issuer LLC 6.750% due 07/15/2026 (a)	12,500	12,662
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	4,000	4,165
4.875% due 11/01/2026	10,000	10,450
Lennar Corp.
4.750% due 11/29/2027	5,000	5,288
5.000% due 06/15/2027	15,000	15,825
5.250% due 06/01/2026	10,000	10,687
5.375% due 10/01/2022	9,000	9,574
6.625% due 05/01/2020	2,500	2,578
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	5,061
5.250% due 03/15/2026	15,000	15,562
5.375% due 01/15/2024	6,000	6,143
5.375% due 05/01/2025	10,000	10,350
Live Nation Entertainment, Inc. 4.875% due 11/01/2024	10,425	10,751
LKQ Corp. 4.750% due 05/15/2023	5,000	5,075
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	10,000	10,250
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025	5,000	3,375
5.625% due 10/15/2023	2,000	1,520
5.750% due 08/01/2022 (k)	7,500	6,488
Marriott Ownership Resorts, Inc. 6.500% due 09/15/2026	7,500	8,081

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

Masonite International Corp. 5.625% due 03/15/2023		10,000	10,337
Matador Resources Co. 5.875% due 09/15/2026		16,000	16,240
Matterhorn Merger Sub LLC 8.500% due 06/01/2026		18,000	16,065
Matthews International Corp. 5.250% due 12/01/2025		10,000	9,863
MDC Holdings, Inc. 6.000% due 01/15/2043		5,000	4,700
MDC Partners, Inc. 6.500% due 05/01/2024		5,000	4,620
MGM Resorts International
4.625% due 09/01/2026		13,500	13,635
5.500% due 04/15/2027		5,000	5,256
5.750% due 06/15/2025		7,000	7,647
6.000% due 03/15/2023		10,000	10,862
6.625% due 12/15/2021		17,000	18,402
6.750% due 10/01/2020		10,000	10,475
7.750% due 03/15/2022		20,000	22,350
Moog, Inc. 5.250% due 12/01/2022		14,375	14,662
MPH Acquisition Holdings LLC 7.125% due 06/01/2024		17,000	16,026
MSCI, Inc.
5.250% due 11/15/2024		8,000	8,300
5.375% due 05/15/2027		4,000	4,290
5.750% due 08/15/2025		11,000	11,605
Multi-Color Corp. 4.875% due 11/01/2025		10,000	10,537
Murphy Oil Corp.
4.000% due 06/01/2022		5,000	5,038
4.200% due 12/01/2022		5,000	5,069
5.750% due 08/15/2025		5,000	5,207
Murphy Oil USA, Inc. 6.000% due 08/15/2023		7,000	7,219
Nabors Industries, Inc.
5.500% due 01/15/2023		5,000	4,700
5.750% due 02/01/2025		10,000	8,913
NCR Corp.
4.625% due 02/15/2021		6,000	6,030
5.000% due 07/15/2022		9,000	9,121
6.375% due 12/15/2023		12,500	12,922
Netflix, Inc.
4.375% due 11/15/2026		20,000	20,506
4.875% due 04/15/2028		12,500	12,953
5.375% due 11/15/2029		4,300	4,578
5.875% due 11/15/2028		5,000	5,548
6.375% due 05/15/2029		5,000	5,695
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		5,000	5,192
5.875% due 11/15/2022		10,000	10,250
Nexstar Escrow, Inc. 5.625% due 07/15/2027 (a)		5,000	5,138
Nexteer Automotive Group Ltd. 5.875% due 11/15/2021		5,000	5,087
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,500	4,528
4.250% due 09/15/2024		1,000	1,009
4.500% due 09/15/2027		11,000	10,904
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025		14,000	13,825
Nielsen Finance LLC 5.000% due 04/15/2022		12,500	12,547
Noble Holding International Ltd. 7.875% due 02/01/2026		15,000	12,961
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	7,618	8,425
Novelis Corp.
5.875% due 09/30/2026		$22,500	22,837
6.250% due 08/15/2024		15,000	15,764
Nufarm Australia Ltd. 5.750% due 04/30/2026		10,000	9,550
Olin Corp. 5.000% due 02/01/2030		8,000	7,940
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		55,000	52,800
Outfront Media Capital LLC 5.000% due 08/15/2027		6,000	6,157
Pactiv LLC 7.950% due 12/15/2025		10,972	12,028
Panther BF Aggregator 2 LP
6.250% due 05/15/2026		8,000	8,330
8.500% due 05/15/2027		8,000	8,260
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		5,500	5,418

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

Park-Ohio Industries, Inc. 6.625% due 04/15/2027		10,000	10,050
PDC Energy, Inc.
5.750% due 05/15/2026		5,000	4,925
6.125% due 09/15/2024		500	501
Performance Food Group, Inc. 5.500% due 06/01/2024		7,000	7,175
PetSmart, Inc. 5.875% due 06/01/2025		8,000	7,800
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		7,775	8,251
Pilgrim's Pride Corp.
5.750% due 03/15/2025		15,000	15,262
5.875% due 09/30/2027		5,000	5,200
Pinnacle Operating Corp. 9.000% due 05/15/2023		642	218
Post Holdings, Inc.
5.000% due 08/15/2026		25,000	25,437
5.500% due 03/01/2025		5,000	5,181
5.500% due 12/15/2029 (a)		5,000	5,031
5.625% due 01/15/2028		10,000	10,312
5.750% due 03/01/2027		18,000	18,675
8.000% due 07/15/2025		8,000	8,600
PQ Corp.
5.750% due 12/15/2025		3,750	3,811
6.750% due 11/15/2022		6,000	6,235
Precision Drilling Corp.
6.500% due 12/15/2021		319	322
7.750% due 12/15/2023		7,000	7,173
Prestige Brands, Inc.
5.375% due 12/15/2021		6,500	6,557
6.375% due 03/01/2024		8,000	8,410
Prime Security Services Borrower LLC
5.250% due 04/15/2024		10,000	10,200
9.250% due 05/15/2023		6,368	6,700
PulteGroup, Inc.
5.000% due 01/15/2027		5,000	5,262
5.500% due 03/01/2026		5,000	5,419
Qorvo, Inc. 5.500% due 07/15/2026		12,500	13,260
Qualitytech LP 4.750% due 11/15/2025		15,000	14,925
Rackspace Hosting, Inc. 8.625% due 11/15/2024 (k)		10,000	9,225
Range Resources Corp.
4.875% due 05/15/2025		3,000	2,648
5.000% due 08/15/2022		5,000	4,788
5.000% due 03/15/2023		5,000	4,725
5.750% due 06/01/2021		5,000	5,075
RBS Global, Inc. 4.875% due 12/15/2025		20,000	20,300
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		20,000	20,620
6.875% due 11/15/2026	EUR	8,250	9,572
8.250% due 11/15/2026		$15,000	15,465
RegionalCare Hospital Partners Holdings, Inc. 8.250% due 05/01/2023		20,000	21,300
Revlon Consumer Products Corp. 6.250% due 08/01/2024		7,050	4,865
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		14,000	14,297
5.750% due 10/15/2020		3,392	3,405
6.875% due 02/15/2021		4,335	4,351
7.000% due 07/15/2024		7,000	7,251
Rite Aid Corp. 6.125% due 04/01/2023		5,000	4,238
Rivers Pittsburgh Borrower LP 6.125% due 08/15/2021		7,000	7,123
Rockies Express Pipeline LLC 5.625% due 04/15/2020		5,000	5,106
Rowan Cos., Inc.
4.750% due 01/15/2024		5,000	3,825
4.875% due 06/01/2022		5,000	4,625
5.400% due 12/01/2042		3,750	2,201
5.850% due 01/15/2044		7,000	4,095
7.375% due 06/15/2025		4,000	3,120
7.875% due 08/01/2019		2,000	2,003
Sabre GLBL, Inc. 5.250% due 11/15/2023		12,250	12,679
Scientific Games International, Inc.
5.000% due 10/15/2025		2,000	2,025
6.250% due 09/01/2020		15,100	15,181
10.000% due 12/01/2022		5,455	5,741
Scotts Miracle-Gro Co. 5.250% due 12/15/2026		10,000	10,175

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

Sealed Air Corp.
4.875% due 12/01/2022		5,000	5,263
5.125% due 12/01/2024		10,000	10,550
5.250% due 04/01/2023		2,000	2,110
6.875% due 07/15/2033		6,710	7,509
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,462
5.000% due 10/01/2025		5,000	5,238
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		24,000	25,620
ServiceMaster Co. LLC
5.125% due 11/15/2024		12,000	12,375
7.250% due 03/01/2038		2,000	2,060
Sigma Holdco BV
5.750% due 05/15/2026	EUR	7,000	7,546
7.875% due 05/15/2026		$16,500	15,345
Simmons Foods, Inc.
5.750% due 11/01/2024		10,000	9,150
7.750% due 01/15/2024		2,500	2,706
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000	4,925
5.375% due 04/01/2021		5,000	5,016
5.625% due 08/01/2024		10,000	10,250
5.875% due 03/15/2026		3,000	3,078
Sirius XM Radio, Inc.
5.000% due 08/01/2027		5,000	5,106
5.375% due 04/15/2025		10,000	10,350
Sotera Health Holdings LLC 6.500% due 05/15/2023		15,611	15,845
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) 8.125% due 11/01/2021 (b)		15,000	15,000
Southwestern Energy Co.
6.200% due 01/23/2025		7,000	6,440
7.500% due 04/01/2026		15,000	14,286
7.750% due 10/01/2027		4,000	3,850
Spectrum Brands, Inc.
5.750% due 07/15/2025		12,000	12,525
6.125% due 12/15/2024		8,000	8,280
SPX FLOW, Inc.
5.625% due 08/15/2024		12,500	13,094
5.875% due 08/15/2026		20,000	21,100
Standard Industries, Inc.
4.750% due 01/15/2028		15,250	15,174
5.000% due 02/15/2027		5,000	5,075
5.375% due 11/15/2024		15,000	15,581
6.000% due 10/15/2025		20,000	21,325
Staples, Inc. 7.500% due 04/15/2026		22,500	22,424
Starfruit Finco BV
6.500% due 10/01/2026	EUR	10,000	11,531
8.000% due 10/01/2026		$20,000	20,650
Stars Group Holdings BV 7.000% due 07/15/2026		6,425	6,811
Station Casinos LLC 5.000% due 10/01/2025		10,000	10,050
Steel Dynamics, Inc.
5.000% due 12/15/2026		3,000	3,135
5.125% due 10/01/2021		10,225	10,344
5.500% due 10/01/2024		3,500	3,636
Sunoco LP
4.875% due 01/15/2023		5,000	5,119
5.500% due 02/15/2026		5,000	5,219
5.875% due 03/15/2028		5,000	5,194
T-Mobile USA, Inc.
4.500% due 02/01/2026		10,000	10,275
4.750% due 02/01/2028		10,000	10,340
6.375% due 03/01/2025		20,000	20,820
6.500% due 01/15/2026		17,000	18,421
Team Health Holdings, Inc. 6.375% due 02/01/2025		20,000	15,400
Teck Resources Ltd. 4.500% due 01/15/2021		10,000	10,182
TEGNA, Inc.
4.875% due 09/15/2021		3,500	3,518
5.500% due 09/15/2024		9,000	9,270
Teine Energy Ltd. 6.875% due 09/30/2022		7,000	7,158
Teleflex, Inc.
4.875% due 06/01/2026		6,250	6,516
5.250% due 06/15/2024		2,500	2,571
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		15,000	15,300
Tempo Acquisition LLC 6.750% due 06/01/2025		12,000	12,420
Tempur Sealy International, Inc.
5.500% due 06/15/2026		3,000	3,124

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

5.625% due 10/15/2023	10,000	10,325
Tenet Healthcare Corp.
4.375% due 10/01/2021	5,000	5,100
4.500% due 04/01/2021	2,000	2,038
4.625% due 07/15/2024	10,000	10,163
5.125% due 05/01/2025	20,000	20,150
6.000% due 10/01/2020	5,000	5,175
6.250% due 02/01/2027	12,000	12,375
6.750% due 06/15/2023	20,000	20,150
8.125% due 04/01/2022	30,000	31,612
Tennant Co. 5.625% due 05/01/2025	10,000	10,375
Terex Corp. 5.625% due 02/01/2025	10,000	10,138
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	5,000	4,568
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	15,000	14,287
3.150% due 10/01/2026	15,000	11,700
TransDigm, Inc.
6.000% due 07/15/2022	5,000	5,063
6.250% due 03/15/2026	12,000	12,585
6.375% due 06/15/2026	12,000	12,195
6.500% due 07/15/2024	12,500	12,703
Transocean Guardian Ltd. 5.875% due 01/15/2024	13,773	14,066
Transocean Pontus Ltd. 6.125% due 08/01/2025	7,796	8,069
Transocean, Inc.
6.800% due 03/15/2038	10,000	7,550
7.250% due 11/01/2025	8,500	8,086
7.500% due 01/15/2026	6,000	5,745
7.500% due 04/15/2031	22,000	18,810
9.000% due 07/15/2023	17,500	18,703
TreeHouse Foods, Inc.
4.875% due 03/15/2022	5,000	5,056
6.000% due 02/15/2024	5,000	5,212
Tribune Media Co. 5.875% due 07/15/2022	10,000	10,224
Triumph Group, Inc.
4.875% due 04/01/2021	10,000	9,900
7.750% due 08/15/2025	7,000	6,790
U.S. Concrete, Inc. 6.375% due 06/01/2024	12,000	12,570
U.S. Foods, Inc. 5.875% due 06/15/2024	15,000	15,469
United Rentals North America, Inc.
4.625% due 10/15/2025	6,000	6,113
4.875% due 01/15/2028	10,000	10,225
5.500% due 07/15/2025	12,000	12,525
5.500% due 05/15/2027	12,500	13,187
5.875% due 09/15/2026	5,000	5,344
6.500% due 12/15/2026	3,750	4,069
Unitymedia GmbH 6.125% due 01/15/2025	15,000	15,679
Unitymedia Hessen GmbH & Co. KG 5.000% due 01/15/2025	13,500	13,972
Univar USA, Inc. 6.750% due 07/15/2023	10,000	10,237
Univision Communications, Inc.
5.125% due 05/15/2023	10,000	9,825
5.125% due 02/15/2025	32,500	31,078
6.750% due 09/15/2022	3,224	3,291
UPC Holding BV 5.500% due 01/15/2028	20,000	20,150
UPCB Finance Ltd. 5.375% due 01/15/2025	15,000	15,455
USA Compression Partners LP
6.875% due 04/01/2026	5,000	5,312
6.875% due 09/01/2027	3,500	3,693
Vantiv LLC 4.375% due 11/15/2025	6,750	7,037
VeriSign, Inc.
4.625% due 05/01/2023	5,000	5,094
4.750% due 07/15/2027	2,000	2,090
5.250% due 04/01/2025	5,000	5,356
Versum Materials, Inc. 5.500% due 09/30/2024	11,000	11,811
ViaSat, Inc.
5.625% due 09/15/2025	12,000	11,850
5.625% due 04/15/2027	1,500	1,564
Videotron Ltd.
5.000% due 07/15/2022	10,000	10,512
5.125% due 04/15/2027	3,000	3,139
Virgin Media Finance PLC
5.750% due 01/15/2025	5,000	5,194

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

6.000% due 10/15/2024	10,000	10,400
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	20,000	20,569
5.500% due 08/15/2026	10,000	10,387
5.500% due 05/15/2029	10,000	10,163
WellCare Health Plans, Inc.
5.250% due 04/01/2025	7,025	7,350
5.375% due 08/15/2026	7,500	7,969
WESCO Distribution, Inc.
5.375% due 12/15/2021	4,000	4,045
5.375% due 06/15/2024	10,000	10,300
West Street Merger Sub, Inc. 6.375% due 09/01/2025	30,000	27,900
Whiting Petroleum Corp.
5.750% due 03/15/2021	5,000	5,006
6.625% due 01/15/2026	5,000	4,847
Wind Tre SpA 5.000% due 01/20/2026	20,000	19,457
WMG Acquisition Corp. 5.000% due 08/01/2023	10,000	10,237
WPX Energy, Inc.
5.250% due 09/15/2024	5,000	5,138
5.750% due 06/01/2026	5,000	5,194
6.000% due 01/15/2022	7,000	7,289
8.250% due 08/01/2023	5,000	5,725
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,425
5.625% due 10/01/2024	9,000	9,743
Wynn Las Vegas LLC
5.250% due 05/15/2027	20,000	20,100
5.500% due 03/01/2025	20,000	20,706
Wynn Macau Ltd. 5.500% due 10/01/2027	5,000	4,875
XPO Logistics, Inc. 6.500% due 06/15/2022	9,000	9,203
Yum! Brands, Inc. 6.875% due 11/15/2037	5,250	5,552
Zayo Group LLC
5.750% due 01/15/2027	15,000	15,300
6.375% due 05/15/2025	2,000	2,047
Ziggo Bond Co. BV 5.875% due 01/15/2025	10,000	10,154
Ziggo BV 5.500% due 01/15/2027	20,000	20,444
		5,640,916
UTILITIES 8.9%
Antero Midstream Partners LP
5.375% due 09/15/2024	7,000	6,991
5.750% due 03/01/2027	5,000	5,013
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	20,375
6.625% due 07/15/2026	8,000	8,100
Calpine Corp.
5.250% due 06/01/2026	15,000	15,319
5.375% due 01/15/2023	17,500	17,741
5.750% due 01/15/2025	15,000	14,944
CenturyLink, Inc.
5.800% due 03/15/2022	15,000	15,712
6.450% due 06/15/2021	10,000	10,600
7.500% due 04/01/2024	10,000	11,087
Clearway Energy Operating LLC
5.000% due 09/15/2026	10,000	9,775
5.375% due 08/15/2024	4,000	4,090
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	2,065
5.875% due 07/01/2025	10,000	10,437
6.000% due 01/01/2027	5,000	5,250
Crestwood Midstream Partners LP 5.625% due 05/01/2027	5,000	5,000
CrownRock LP 5.625% due 10/15/2025	20,000	20,075
Embarq Corp. 7.995% due 06/01/2036	7,500	7,296
Frontier Communications Corp.
8.000% due 04/01/2027	5,000	5,213
8.500% due 04/01/2026	14,000	13,615
Genesis Energy LP
6.000% due 05/15/2023	5,000	4,975
6.250% due 05/15/2026	10,000	9,700
6.500% due 10/01/2025	5,000	4,906
6.750% due 08/01/2022	10,000	10,125
Jonah Energy LLC 7.250% due 10/15/2025 (k)	10,500	5,119

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

NGL Energy Partners LP
6.125% due 03/01/2025	5,000	4,975
7.500% due 11/01/2023	3,000	3,150
7.500% due 04/15/2026	5,000	5,225
NGPL PipeCo LLC
4.375% due 08/15/2022	5,000	5,175
4.875% due 08/15/2027	7,000	7,437
NRG Energy, Inc.
5.250% due 06/15/2029	7,500	8,006
6.625% due 01/15/2027	15,000	16,350
NSG Holdings LLC 7.750% due 12/15/2025	19,600	21,119
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)	3,500	3,378
3.300% due 12/01/2027 ^(c)	5,500	5,239
3.500% due 10/01/2020 ^(c)	2,500	2,450
4.250% due 08/01/2023 ^(c)	2,000	2,015
5.125% due 11/15/2043 ^(c)	475	489
6.050% due 03/01/2034 ^(c)	5,000	5,587
Parsley Energy LLC
5.250% due 08/15/2025	5,000	5,100
5.375% due 01/15/2025	17,000	17,510
5.625% due 10/15/2027	10,000	10,500
6.250% due 06/01/2024	6,000	6,255
Sprint Capital Corp. 8.750% due 03/15/2032	20,000	23,200
Sprint Communications, Inc.
6.000% due 11/15/2022	15,000	15,675
7.000% due 03/01/2020	5,000	5,138
7.000% due 08/15/2020	20,000	20,775
Sprint Corp.
7.125% due 06/15/2024	15,000	15,942
7.250% due 09/15/2021	15,000	15,975
7.625% due 02/15/2025	15,000	15,994
7.875% due 09/15/2023	40,000	43,600
Talen Energy Supply LLC
6.500% due 06/01/2025	10,000	8,425
6.625% due 01/15/2028 (a)	2,500	2,494
7.250% due 05/15/2027	6,625	6,807
Tallgrass Energy Partners LP 5.500% due 01/15/2028	10,000	10,162
Targa Resources Partners LP
4.250% due 11/15/2023	10,000	10,031
5.000% due 01/15/2028	10,750	10,804
5.250% due 05/01/2023	5,000	5,082
5.875% due 04/15/2026	7,500	7,978
6.500% due 07/15/2027	3,000	3,278
6.875% due 01/15/2029	8,000	8,880
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	10,425
7.200% due 07/18/2036	5,000	5,538
Telecom Italia SpA 5.303% due 05/30/2024	12,000	12,465
TerraForm Power Operating LLC
4.250% due 01/31/2023	12,000	12,075
5.000% due 01/31/2028	15,000	15,112
6.625% due 06/15/2025 þ	3,150	3,319
Transocean Poseidon Ltd. 6.875% due 02/01/2027	7,375	7,813
Transocean Proteus Ltd. 6.250% due 12/01/2024	6,375	6,606
Vistra Energy Corp. 7.625% due 11/01/2024	10,000	10,562
Vistra Operations Co. LLC
5.000% due 07/31/2027	5,000	5,184
5.500% due 09/01/2026	7,500	7,941
5.625% due 02/15/2027	10,000	10,625
		711,388
Total Corporate Bonds & Notes (Cost $6,744,284)		6,890,623
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 4.271% due 10/25/2035 ^~	32	28
Countrywide Home Loan Mortgage Pass-Through Trust 3.841% due 02/20/2036 ^~	81	70
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 10/25/2021 ^	3	2
First Horizon Alternative Mortgage Securities Trust 4.463% due 10/25/2034 ~	18	18
GreenPoint Mortgage Funding Trust
2.604% due 10/25/2046 ^•	491	433
2.604% due 12/25/2046 ^•	412	388
GSR Mortgage Loan Trust 4.763% due 04/25/2035 ~	18	18

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

HarborView Mortgage Loan Trust 4.526% due 08/19/2036 ^~	65	63
Lehman XS Trust 2.644% due 09/25/2046 ^•	18	15
Residential Accredit Loans, Inc. Trust 5.165% due 09/25/2035 ^~	61	56
Structured Asset Mortgage Investments Trust
2.614% due 05/25/2036 •	981	926
2.640% due 07/19/2035 •	27	26
TBW Mortgage-Backed Trust 6.015% due 07/25/2037 þ	218	152
WaMu Mortgage Pass-Through Certificates Trust 2.814% due 12/25/2045 •	196	192
Total Non-Agency Mortgage-Backed Securities (Cost $1,884)		2,387
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 2.764% due 04/25/2037 •	318	151
NovaStar Mortgage Funding Trust 2.504% due 03/25/2037 •	70	34
Total Asset-Backed Securities (Cost $295)		185
	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. 'A' «(d)(i)	170,260	309
NVHL S.A. 'B' «(d)(i)	170,260	309
NVHL S.A. 'C' «(d)(i)	170,260	310
NVHL S.A. 'D' «(d)(i)	170,260	310
NVHL S.A. 'E' «(d)(i)	170,260	310
NVHL S.A. 'F' «(d)(i)	170,260	310
NVHL S.A. 'G' «(d)(i)	170,260	310
NVHL S.A. 'H' «(d)(i)	170,260	310
NVHL S.A. 'I' «(d)(i)	170,260	310
NVHL S.A. 'J' «(d)(i)	170,260	310
		3,098
INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(i)	6,323	40
Total Common Stocks (Cost $5,538)		3,138
WARRANTS 0.0%
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	2,421,000	1,239
Total Warrants (Cost $0)		1,239
PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC 3.000% «(i)	657,554	308
Total Preferred Securities (Cost $438)		308
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (j) 0.1%		7,105
U.S. TREASURY BILLS 0.1%
2.105% due 07/16/2019 - 08/20/2019 (e)(f)(m)(o)	4,423	4,417

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $11,522)		11,522
Total Investments in Securities (Cost $6,951,470)		7,095,450
	SHARES
INVESTMENTS IN AFFILIATES 11.3%
SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short Asset Portfolio	7,660,830	76,194
PIMCO Short-Term Floating NAV Portfolio III	83,366,129	824,658

Total Short-Term Instruments (Cost $900,813)		900,852
Total Investments in Affiliates (Cost $900,813)		900,852
Total Investments 100.1% (Cost $7,852,283)		$7,996,302
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $16,021)		9,805
Other Assets and Liabilities, net (0.2)%		(19,077)
Net Assets 100.0%		$7,987,030

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Local Insight Media Holdings, Inc.	11/18/2011	$0	$40	0.00%
NVHL S.A. 'A'	03/09/2012	553	309	0.00
NVHL S.A. 'B'	03/09/2012	553	309	0.00
NVHL S.A. 'C'	03/09/2012	554	310	0.01
NVHL S.A. 'D'	03/09/2012	554	310	0.01
NVHL S.A. 'E'	03/09/2012	554	310	0.01
NVHL S.A. 'F'	03/09/2012	554	310	0.01
NVHL S.A. 'G'	03/09/2012	554	310	0.00
NVHL S.A. 'H'	03/09/2012	554	310	0.00
NVHL S.A. 'I'	03/09/2012	554	310	0.00
NVHL S.A. 'J'	03/09/2012	554	310	0.00
Pinnacle Agriculture Holdings LLC	08/20/2014 – 09//05/2014	438	308	0.00
		$5,976	$3,446	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$7,105	U.S. Treasury Notes 2.250% due 03/31/2021	$(7,249)	$7,105	$7,106
Total Repurchase Agreements						$(7,249)	$7,105	$7,106

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.000%	06/18/2019	TBD(3)	$(5,527)	$(5,529)
BRC	(1.000)	02/01/2019	TBD(3)	(4,247)	(4,229)
	(0.500)	02/01/2019	TBD(3)	(4,471)	(4,462)
	0.500	06/24/2019	TBD(3)	(2,884)	(2,884)
	1.000	06/28/2019	TBD(3)	(6,651)	(6,652)
	1.950	06/05/2019	TBD(3)	(9,259)	(9,272)
Total Reverse Repurchase Agreements					$(33,028)

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

(k)	Securities with an aggregate market value of $33,894 and cash of $1,953 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(27,712) at a weighted average interest rate of 0.708%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$48,500	$3,357	$678	$4,035	$31	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	169,750	6,850	7,279	14,129	149	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	100,000	7,099	556	7,655	89	0
Total Swap Agreements					$17,306	$8,513	$25,819	$269	$0

(m)	Securities with an aggregate market value of $3,634 and cash of $17,741 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	08/2019		$1,126	CHF	1,125	$31	$0
CBK	07/2019	EUR	98		$111	0	0
	07/2019	GBP	917		1,161	0	(3)
	07/2019		$41,145	EUR	36,203	22	0
	08/2019	EUR	36,203		$41,250	0	(23)
GLM	07/2019		36,105		40,292	0	(763)
Total Forward Foreign Currency Contracts						$53	$(789)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$6,000	$(42)	$268	$226	$0
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	10,000	(67)	161	94	0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	6,250	(40)	96	56	0
CBK	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	39,750	(103)	3,411	3,308	0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	6,250	(10)	504	494	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	50,000	(313)	2,476	2,163	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	125,000	(710)	4,641	3,931	0
Total Swap Agreements								$(1,285)	$11,557	$10,272	$0

(o)	Securities with an aggregate market value of $783 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2019 (Unaudited)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$186,048	$0	$186,048
Corporate Bonds & Notes
Banking & Finance	0	538,319	0	538,319
Industrials	0	5,640,916	0	5,640,916
Utilities	0	711,388	0	711,388
Non-Agency Mortgage-Backed Securities	0	2,387	0	2,387
Asset-Backed Securities	0	185	0	185
Common Stocks
Health Care	0	0	3,098	3,098
Information Technology	0	0	40	40
Warrants
Materials	0	0	1,239	1,239
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Repurchase Agreements	0	7,105	0	7,105
U.S. Treasury Bills	0	4,417	0	4,417

	$0	$7,090,765	$4,685	$7,095,450
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$900,852	$0	$0	$900,852

Total Investments	$900,852	$7,090,765	$4,685	$7,996,302

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	269	0	269
Over the counter	0	10,325	0	10,325
	$0	$10,594	$0	$10,594
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(789)	$0	$(789)
Total Financial Derivative Instruments	$0	$9,805	$0	$9,805
Totals	$900,852	$7,100,570	$4,685	$8,006,107

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.9% ¤
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
AK Steel Corp. 6.375% due 10/15/2025	$750	$604
Total Corporate Bonds & Notes (Cost $626)		604
MUNICIPAL BONDS & NOTES 100.5%
ALABAMA 2.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	890
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046 (c)	7,000	6,678
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	9,675	9,114
6.500% due 10/01/2053	8,750	10,485
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.460% (US0001M) due 06/01/2049 ~	2,000	1,970
4.000% due 06/01/2049	2,000	2,178
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	5,000	5,521
		36,836
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(a)	1,400	70
ARIZONA 2.0%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,107
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,624
6.000% due 01/01/2048	6,000	6,276
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
1.420% due 01/01/2049	15,000	15,000
5.000% due 09/01/2042	4,000	4,657
		30,664
CALIFORNIA 8.9%
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	6,750	7,422
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	14,195	2,799
0.000% due 06/01/2046 (b)	15,500	2,284
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,773
California Health Facilities Financing Authority Revenue Bonds, Series 2009 6.000% due 07/01/2039	1,500	1,500
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	23,750	27,824
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	500
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,112
7.750% due 04/01/2031	655	722
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,126
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,754
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,066
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,682
California Public Finance Authority Revenue Bonds, Series 2017 0.590% due 08/01/2052	8,350	8,350

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

California School Finance Authority Revenue Bonds, Series 2015 5.000% due 08/01/2045	1,000	1,108
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	783
5.000% due 06/01/2046	2,590	2,725
5.000% due 06/01/2051	1,000	1,046
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Revenue Bonds, Series 2009 6.250% due 08/01/2039	500	502
California State General Obligation Bonds, Series 2004 0.500% due 05/01/2034	17,415	17,415
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,900	2,091
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,196
5.500% due 12/01/2058	5,850	6,786
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,500	7,549
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,332
5.000% due 09/01/2034	1,300	1,392
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	1,000	1,004
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,972
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,238
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	2,263
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,124
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,780
6.250% due 10/01/2040	1,000	1,185
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005 0.000% due 06/01/2045 (b)	14,000	2,881
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	18,000	3,001
Tustin Community Facilities District, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,115
Tustin Unified School District, California Special Tax Bonds, Series 2010 6.000% due 09/01/2040	500	528
		139,931
COLORADO 3.0%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2019 5.000% due 12/01/2051	1,000	1,019
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	3,000	3,353
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,378
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,437
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2007 1.400% due 11/01/2037	15,000	15,000
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (d)	7,000	7,579
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	525
5.750% due 12/01/2045	1,000	1,049
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,068
6.000% due 12/01/2046	1,500	1,609
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2045	1,250	1,301
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	913
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,815
Regional Transportation District, Colorado Revenue Bonds, Series 2010 6.000% due 01/15/2034	750	777
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2036	850	890
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,564
7.500% due 12/15/2047	2,000	2,068
		47,345
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,783

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010 7.000% due 04/01/2022	428	446
		3,229
DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012 5.000% due 09/01/2042	425	447
DISTRICT OF COLUMBIA 1.0%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	7,500	9,152
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 6.440% due 08/01/2037	6,000	6,000
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	1,057
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	100	112
		16,321
FLORIDA 6.9%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,135
8.000% due 10/01/2046	1,250	1,414
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052	4,365	4,574
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.250% due 07/01/2048	500	533
7.500% due 07/01/2053	1,000	1,025
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,360	5,587
Florida Development Finance Corp. Revenue Bonds, Series 2019
1.900% due 01/01/2049	8,000	8,002
6.250% due 01/01/2049	8,545	8,385
6.375% due 01/01/2049	21,080	20,553
6.500% due 01/01/2049	18,975	18,455
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	125	131
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (b)	2,815	1,845
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	3,279
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019 1.550% due 07/16/2019	10,000	9,999
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014 7.500% due 06/01/2049	1,000	1,129
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	6,665
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	8,177
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (d)	3,000	3,500
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010 5.875% due 08/01/2040	1,500	1,572
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,670	1,870
		107,830
GEORGIA 4.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	500	537
7.000% due 01/01/2040	11,000	11,851
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,324
4.125% due 11/01/2045	2,000	2,103
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,773
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	18,420	20,228
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.000% due 04/01/2048	13,505	14,713
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,469	6,579
6.655% due 04/01/2057	3,661	4,790
		71,898
ILLINOIS 9.8%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	1,000
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	6,546

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,570
5.000% due 12/01/2032	4,000	4,504
5.000% due 12/01/2046	7,000	7,665
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,271
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,733
5.000% due 01/01/2048	23,300	27,388
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	7,736
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,657
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,653
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,611
6.000% due 01/01/2038	8,000	9,312
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	487
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,741
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,738
Illinois Finance Authority Revenue Bonds, Series 2017
4.250% due 12/01/2027 ^(a)	25	8
5.000% due 02/15/2037	2,720	2,636
5.000% due 12/01/2037 ^(a)	3,200	960
5.125% due 02/15/2045	3,000	2,866
5.250% due 12/01/2052 ^(a)	4,860	1,458
6.250% due 12/01/2052 ^(a)	1,480	296
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,750	1,750
5.000% due 12/01/2053	1,250	1,230
5.800% due 12/01/2053	970	949
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,627
Illinois State General Obligation Bonds, Series 2010 5.000% due 01/01/2022	1,740	1,765
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	5,037
5.250% due 02/01/2029	845	934
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,999
4.000% due 06/01/2032	3,170	3,290
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,000	1,107
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,314
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,000	3,413
5.000% due 11/01/2026	4,000	4,595
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2026	4,235	4,860
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,840	2,011
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,316
3.000% due 06/15/2033	2,785	2,578
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	10,000	3,852
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047 (c)	2,500	1,604
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	926
		153,993
INDIANA 2.0%
Allen County, Indiana Revenue Bonds, Series 2017 6.875% due 01/15/2052	2,300	2,506
Chesterton, Indiana Revenue Bonds, Series 2016 6.125% due 01/15/2034	2,000	2,142
East Chicago, Indiana Revenue Bonds, Series 1999 6.375% due 08/01/2029	100	101
Indiana Finance Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	375	387
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	22,500	23,036
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,044

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	1,245	1,337
		30,553
IOWA 0.5%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	4
5.400% due 11/15/2046 ^	1,946	2,064
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,000
5.600% due 06/01/2034	1,350	1,350
6.500% due 06/01/2023	1,465	1,486
		7,904
KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(a)	3,835	863
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	540
5.250% due 12/01/2036	500	541
5.375% due 12/01/2046	1,125	1,208
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,225	1,262
		4,414
KENTUCKY 0.5%
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	7,188
LOUISIANA 0.6%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	7,000	7,593
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	1,000	1,095
		8,688
MAINE 0.5%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033	2,000	2,114
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,960
		8,074
MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009 6.750% due 07/01/2039	250	250
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 11/15/2051	2,500	2,680
		2,930
MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,954
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2044	14,500	17,672
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,836
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009 6.000% due 01/01/2028	365	371
		24,833
MICHIGAN 2.1%
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,200
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	9,060
5.000% due 07/01/2033	2,000	2,266
5.000% due 07/01/2044	4,500	4,835
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	3,000	3,470
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2047	3,500	3,751
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,170
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007 6.500% due 09/01/2037 ^	950	724

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	145,250	4,116
		32,592
MINNESOTA 1.3%
Minneapolis MN/St Paul Housing & Redevelopment Authority, Minnesota Revenue Bonds, (AGM Insured), Series 2007 0.580% due 08/15/2037	9,000	9,000
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	868
Minnesota Higher Education Facilities Authority Revenue Bonds, Series 2019 5.000% due 10/01/2040	1,000	1,216
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	5,000	5,473
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	609
5.000% due 05/01/2053	2,500	2,642
		19,808
MISSOURI 0.6%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	305
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	229
5.550% due 10/01/2036	45	40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2049	4,000	4,342
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2018 5.000% due 08/15/2042	1,400	1,522
Manchester, Missouri Tax Allocation Bonds, Series 2010 6.875% due 11/01/2039	250	251
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,460	2,731
		9,420
MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	121
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,598
		1,719
NEBRASKA 0.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,460
NEVADA 1.4%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 05/01/2048	5,000	5,955
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,457
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,500	2,659
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	4,705
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	42,500	5,060
		21,836
NEW JERSEY 2.6%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,754
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,190	1,335
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,667
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,969
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,599
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,738
5.250% due 06/15/2041	1,000	1,113
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,402
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,779
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,105

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 06/01/2046	11,000	12,290
		40,751
NEW MEXICO 0.6%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 1.120% due 08/01/2034	10,000	10,000
NEW YORK 11.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.250% due 07/15/2040	3,500	3,596
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	3,000	3,281
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (d)	1,750	1,808
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs),(AGM Insured), Series 2019 5.000% due 11/15/2044	6,000	7,210
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.250% due 11/15/2057	1,000	1,176
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	20,000	22,008
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 4.000% due 07/01/2043 (d)	3,500	3,820
New York City Housing Development Corp., New York, Series 2017 3.750% due 01/01/2052 (d)	2,000	2,063
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2036	6,555	8,027
New York City, New York General Obligation Bonds, Series 2017 1.100% due 10/01/2046	20,000	20,000
New York City, New York General Obligation Bonds, Series 2018 4.000% due 12/01/2041	3,000	3,360
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2008 1.400% due 02/15/2026	160	160
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,772
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005 0.000% due 06/01/2055 (b)	75,600	3,726
New York Counties Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (b)	18,000	1,261
New York Liberty Development Corp., Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,500	8,222
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	8,675	9,489
5.375% due 11/15/2040	4,000	4,482
New York State Dormitory Authority Revenue Bonds, Series 2011 6.000% due 07/01/2040	500	524
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2041	6,000	7,318
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	6,000	6,809
New York State Urban Development Corp., Revenue Bonds, Series 2019 5.000% due 03/15/2042	4,000	4,834
New York Transportation Development Corp., Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,985	4,376
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2033	3,000	3,562
5.000% due 01/01/2036	6,000	7,053
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016 5.000% due 01/01/2033	3,350	3,668
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2048	3,000	2,885
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,327
5.000% due 06/01/2034	1,500	1,728
5.000% due 06/01/2041	5,000	5,452
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,015
5.250% due 09/15/2053	2,500	2,526
		174,538
NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2010 6.000% due 01/01/2039	575	584
OHIO 6.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	105,900	6,170
0.000% due 06/01/2052 (b)	123,750	3,882
5.125% due 06/01/2024	31,465	30,484
5.375% due 06/01/2024	2,835	2,771
5.750% due 06/01/2034	655	638
5.875% due 06/01/2047	1,800	1,767
6.250% due 06/01/2037	3,175	3,193

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

6.500% due 06/01/2047	14,100	14,171
Butler County, Ohio Port Authority Revenue Bonds, Series 2017 6.500% due 01/15/2052	2,000	2,133
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	6,420
Hamilton County, Ohio Revenue Bonds, Series 2012 5.500% due 06/01/2042	5,000	5,453
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017 6.750% due 12/01/2052	1,750	1,802
Montgomery County, Ohio Revenue Bonds, Series 2018 6.000% due 04/01/2038	2,985	3,292
Ohio Air Quality Development Authority Revenue Bonds, Series 2017 4.500% due 01/15/2048	4,000	4,259
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (d)	5,000	5,533
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016 6.375% due 01/15/2051	1,500	1,590
		93,558
OKLAHOMA 0.3%
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	3,242
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(a)	790	284
6.875% due 11/01/2046 ^(a)	1,625	585
7.000% due 11/01/2051 ^(a)	3,250	1,170
		5,281
OREGON 0.6%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,680
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	381
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031	7,500	7,048
Oregon State Facilities Authority Revenue Bonds, Series 2010 6.375% due 09/01/2040	200	211
		9,320
PENNSYLVANIA 3.7%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,500	8,473
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,206
5.000% due 06/01/2035	4,000	4,773
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010 6.000% due 01/01/2030	3,000	3,056
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,796
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	6,000	6,946
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,741
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,331
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.722% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,004
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.250% due 01/01/2032	500	509
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 1.950% due 04/01/2034	2,000	2,000
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.000% due 07/01/2043	400	418
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,605
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2039	2,750	3,263
5.000% due 12/01/2044	4,500	5,280
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,687
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	785
		57,873
PUERTO RICO 7.8%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008 5.125% due 07/01/2028 ^(a)	560	417
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 6.500% due 07/01/2040 ^(a)	4,000	2,870
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(a)	10,050	5,226

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008 5.125% due 07/01/2047	2,495	2,544
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2008 6.000% due 07/01/2038	8,340	8,423
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,056
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^	5,000	2,400
6.300% due 07/01/2038 ^(a)	2,000	960
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	1,395	1,399
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.074% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	9,153
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003 5.500% due 07/01/2020 ^(a)	10	8
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(a)	10	8
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(a)	20	16
5.000% due 07/01/2021 ^(a)	505	396
5.000% due 07/01/2022 ^(a)	50	39
5.000% due 07/01/2026 ^(a)	10	8
5.000% due 07/01/2032 ^(a)	6,285	4,934
5.000% due 07/01/2037 ^(a)	4,085	3,207
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(a)	55	43
5.500% due 07/01/2020 ^(a)	10	8
5.500% due 07/01/2021 ^(a)	55	43
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(a)	100	75
3.875% due 07/01/2023 ^(a)	75	57
4.375% due 07/01/2021 ^(a)	45	35
4.500% due 07/01/2023 ^(a)	15	12
4.600% due 07/01/2024 ^(a)	50	39
4.625% due 07/01/2025 ^(a)	35	28
4.750% due 07/01/2026 ^(a)	245	192
4.750% due 07/01/2027 ^(a)	50	39
5.000% due 07/01/2021 ^(a)	3,560	2,794
5.000% due 07/01/2022 ^(a)	35	28
5.000% due 07/01/2024 ^(a)	50	39
5.000% due 07/01/2025 ^(a)	25	20
5.000% due 07/01/2026 ^(a)	65	51
5.250% due 07/01/2021 ^(a)	5,830	4,591
5.250% due 07/01/2022 ^(a)	420	331
5.250% due 07/01/2025 ^(a)	25	20
5.250% due 07/01/2026 ^(a)	670	528
5.250% due 07/01/2027 ^(a)	3,640	2,867
5.250% due 07/01/2030 ^(a)	15	12
5.250% due 07/01/2031 ^(a)	30	24
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(a)	5,900	4,631
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(a)	20	16
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(a)	75	56
3.500% due 07/01/2020 ^(a)	395	298
4.100% due 07/01/2019 ^(a)	100	78
5.000% due 07/01/2019	50	39
5.000% due 07/01/2019 ^(a)	10	8
5.000% due 07/01/2020 ^(a)	3,830	3,007
5.250% due 07/01/2019 ^(a)	2,040	1,599
5.250% due 07/01/2020 ^(a)	140	110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	37,855	8,705
4.550% due 07/01/2040	3,300	3,193
4.750% due 07/01/2053	20,596	20,072
5.000% due 07/01/2058	19,930	19,980
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 0.000% due 08/01/2044 (b)	1,800	1,309
		122,041
RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	5,530	6,034
5.000% due 06/01/2050	2,500	2,628
		8,662
SOUTH CAROLINA 1.6%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	200	221
5.784% due 12/01/2041	11,114	14,277
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2049	4,000	4,426

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	5,040	5,672
South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	214
		24,810
TENNESSEE 0.4%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	2,094
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.375% due 10/01/2034	1,000	1,010
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	500	523
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	923
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,773
		6,323
TEXAS 8.7%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,999
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019 9.000% due 03/01/2039	6,000	6,210
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011 6.000% due 01/01/2041	1,000	1,068
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010 6.125% due 12/01/2040	500	533
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 5.750% due 08/15/2041	1,000	1,089
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,272
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,678
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 6.500% due 05/15/2031	240	262
Houston, Texas Airport System Revenue Bonds, Series 2011 6.625% due 07/15/2038	3,500	3,770
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (b)	2,560	1,901
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,320
5.000% due 07/01/2046	1,500	1,664
5.250% due 07/01/2036	400	434
5.750% due 07/01/2051	1,000	1,103
7.000% due 07/01/2051	1,450	1,498
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	115	117
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	500	551
4.000% due 08/15/2035 (d)	1,300	1,427
4.000% due 08/15/2036 (d)	1,100	1,204
4.000% due 08/15/2037 (d)	1,500	1,637
4.000% due 08/15/2040 (d)	1,600	4,984
5.000% due 01/01/2047	2,000	2,148
North Texas Tollway Authority Revenue Bonds, Series 2009 6.250% due 01/01/2039	375	376
North Texas Tollway Authority Revenue Bonds, Series 2010 6.250% due 02/01/2023	1,000	1,026
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,005
5.000% due 01/01/2048	4,000	4,621
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,625
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009 6.500% due 08/15/2039	500	504
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016 7.250% due 02/01/2036	18,750	19,182
Port of Port Arthur Navigation District, Texas Revenue Bonds, Series 2018 1.900% due 06/01/2049	7,500	7,500
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,028
5.500% due 01/01/2032	500	521
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	99
6.000% due 09/15/2046	235	234
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	5,459
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,411
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	7,190	8,405
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	5,108	5,133

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	7,505
University of North Texas System Revenue Bonds, Series 2017
5.000% due 04/15/2038	5,000	5,924
5.000% due 04/15/2040	4,000	4,715
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,085
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051	2,500	2,347
		135,574
UTAH 0.1%
Utah County, Utah Revenue Bonds, Series 2007 5.625% due 07/15/2037	1,320	1,321
VIRGINIA 0.4%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	114	10
6.000% due 06/01/2043	2,471	2,472
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	545	518
6.050% due 03/01/2054 ^(a)	584	107
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,410
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,044
		6,561
WASHINGTON 2.3%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008 7.000% due 12/01/2033	1,000	1,002
Kalispel Tribe of Indians, Washington Revenue Bonds, Series 2018 5.250% due 01/01/2038	1,435	1,580
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	6,390	7,016
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	10,000	10,542
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2033 (d)	3,500	4,284
5.000% due 10/01/2031 (d)	3,500	4,349
5.000% due 10/01/2032 (d)	3,000	3,698
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,525	1,603
5.000% due 07/01/2053	1,200	1,258
		35,332
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (b)	61,000	3,742
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,610	2,840
		6,582
WISCONSIN 2.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015 6.500% due 07/01/2050	1,750	1,799
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	812
7.000% due 11/01/2046	3,500	3,913
7.000% due 01/01/2050	4,750	5,876
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,240
6.125% due 01/01/2033	3,300	3,608
6.250% due 01/01/2038	1,675	1,811
6.375% due 01/01/2048	3,750	4,015
7.000% due 07/01/2048	5,000	5,686
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,292
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	3,000	3,216
		38,268
Total Municipal Bonds & Notes (Cost $1,500,052)		1,571,362
SHORT-TERM INSTRUMENTS 1.4%
COMMERCIAL PAPER 1.3%
District of Columbia 1.550% due 07/16/2019	20,000	19,999

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

REPURCHASE AGREEMENTS (e) 0.1%		1,057
Total Short-Term Instruments (Cost $21,057)		21,056
Total Investments in Securities (Cost $1,521,735)		1,593,022
	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	1,889,419	18,690
Total Short-Term Instruments (Cost $18,674)		18,690
Total Investments in Affiliates (Cost $18,674)		18,690
Total Investments 103.1% (Cost $1,540,409)		$1,611,712
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $0)		20
Other Assets and Liabilities, net (3.1)%		(48,709)
Net Assets 100.0%		$1,563,023

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,057	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,079)	$1,057	$1,057
Total Repurchase Agreements						$(1,079)	$1,057	$1,057

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2019	157	$(24,428)	$(911)	$20	$0
Total Futures Contracts				$(911)	$20	$0

Cash of $503 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$604	$0	$604
Municipal Bonds & Notes
Alabama	0	36,836	0	36,836
Alaska	0	70	0	70
Arizona	0	30,664	0	30,664
California	0	139,931	0	139,931
Colorado	0	47,345	0	47,345
Connecticut	0	3,229	0	3,229
Delaware	0	447	0	447
District of Columbia	0	16,321	0	16,321
Florida	0	107,830	0	107,830
Georgia	0	71,898	0	71,898
Illinois	0	153,993	0	153,993
Indiana	0	30,553	0	30,553
Iowa	0	7,904	0	7,904
Kansas	0	4,414	0	4,414
Kentucky	0	7,188	0	7,188
Louisiana	0	8,688	0	8,688
Maine	0	8,074	0	8,074
Maryland	0	2,930	0	2,930
Massachusetts	0	24,833	0	24,833
Michigan	0	32,592	0	32,592

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Minnesota	0	19,808	0	19,808
Missouri	0	9,420	0	9,420
Montana	0	1,719	0	1,719
Nebraska	0	5,460	0	5,460
Nevada	0	21,836	0	21,836
New Jersey	0	40,751	0	40,751
New Mexico	0	10,000	0	10,000
New York	0	174,538	0	174,538
North Carolina	0	584	0	584
Ohio	0	93,558	0	93,558
Oklahoma	0	5,281	0	5,281
Oregon	0	9,320	0	9,320
Pennsylvania	0	57,873	0	57,873
Puerto Rico	0	122,041	0	122,041
Rhode Island	0	8,662	0	8,662
South Carolina	0	24,810	0	24,810
Tennessee	0	6,323	0	6,323
Texas	0	135,574	0	135,574
Utah	0	1,321	0	1,321
Virginia	0	6,561	0	6,561
Washington	0	35,332	0	35,332
West Virginia	0	6,582	0	6,582
Wisconsin	0	38,268	0	38,268
Short-Term Instruments
Commercial Paper	0	19,999	0	19,999
Repurchase Agreements	0	1,057	0	1,057
	$0	$1,593,022	$0	$1,593,022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,690	$0	$0	$18,690
Total Investments	$18,690	$1,593,022	$0	$1,611,712
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$20	$0	$0	$20
Total Financial Derivative Instruments	$20	$0	$0	$20
Totals	$18,710	$1,593,022	$0	$1,611,732

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
CDRH Parent, Inc. 10.598% (LIBOR03M + 8.000%) due 07/01/2022 «~		$2,000	$760
iHeartCommunications, Inc. 6.579% (LIBOR03M + 4.000%) due 05/01/2026 ~		522	524
Neiman Marcus Group Ltd. LLC 7.972% (LIBOR03M + 5.500%) due 10/25/2023 «~		597	524
Nexstar Media Group, Inc. TBD% due 11/30/2019 µ		1,000	991
Petco Animal Supplies, Inc. 5.833% (LIBOR03M + 3.250%) due 01/26/2023 ~		992	774
Serta Simmons Bedding LLC 5.912% (LIBOR03M + 3.500%) due 11/08/2023 ~		992	641
Total Loan Participations and Assignments (Cost $5,899)			4,214
CORPORATE BONDS & NOTES 83.0%
BANKING & FINANCE 5.5%
Ally Financial, Inc.
8.000% due 03/15/2020		1,000	1,036
8.000% due 11/01/2031		1,668	2,205
ASP AMC Merger Sub, Inc. 8.000% due 05/15/2025		1,500	908
CIT Group, Inc.
5.000% due 08/15/2022		2,000	2,120
5.000% due 08/01/2023		1,000	1,071
6.125% due 03/09/2028		500	570
ESH Hospitality, Inc. 5.250% due 05/01/2025		1,000	1,028
Freedom Mortgage Corp.
8.125% due 11/15/2024		750	641
8.250% due 04/15/2025		500	433
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,023
HUB International Ltd. 7.000% due 05/01/2026		2,000	2,033
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,000	2,006
7.700% due 09/17/2025 •(g)(h)		2,000	1,967
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)		3,000	3,161
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		750	771
4.500% due 01/15/2028		1,000	998
Mulhacen Pte. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 08/01/2023 (b)	EUR	1,000	1,097
Navient Corp.
5.875% due 10/25/2024		$1,000	1,016
6.500% due 06/15/2022		1,750	1,863
8.000% due 03/25/2020		2,000	2,075
Nexi Capital SpA 4.125% due 11/01/2023	EUR	1,000	1,181
Quicken Loans, Inc. 5.250% due 01/15/2028		$1,500	1,498
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 •(g)		2,500	3,269
Springleaf Finance Corp.
6.875% due 03/15/2025		1,000	1,097
7.125% due 03/15/2026		500	547
7.750% due 10/01/2021		1,025	1,125
8.250% due 10/01/2023		1,000	1,164
UniCredit SpA 8.000% due 06/03/2024 •(g)		2,000	1,938
USI, Inc. 6.875% due 05/01/2025		3,000	2,977
			42,818
INDUSTRIALS 70.0%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022		2,750	2,722

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

Adient Global Holdings Ltd. 4.875% due 08/15/2026		1,500	1,196
ADT Security Corp.
4.125% due 06/15/2023		1,000	1,003
4.875% due 07/15/2032		1,000	868
Advanced Disposal Services, Inc. 5.625% due 11/15/2024		1,000	1,051
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023		3,750	3,375
Aleris International, Inc. 10.750% due 07/15/2023		1,750	1,831
Alpha BV 6.250% due 02/01/2025		2,000	1,980
Alpha BV (8.750% Cash or 9.500% PIK) 8.750% due 06/01/2023 (b)		1,750	1,728
Altice Financing S.A.
6.625% due 02/15/2023		1,000	1,028
7.500% due 05/15/2026		1,500	1,511
Altice Finco S.A. 4.750% due 01/15/2028	EUR	2,000	1,989
Altice France S.A.
6.250% due 05/15/2024		$584	604
7.375% due 05/01/2026		4,000	4,110
8.125% due 02/01/2027		750	789
Altice Luxembourg S.A.
6.250% due 02/15/2025	EUR	1,000	1,134
7.625% due 02/15/2025		$1,500	1,417
7.750% due 05/15/2022		219	223
8.000% due 05/15/2027	EUR	500	580
10.500% due 05/15/2027		$500	515
AMC Networks, Inc. 5.000% due 04/01/2024		2,000	2,057
American Builders & Contractors Supply Co., Inc. 5.875% due 05/15/2026		2,500	2,616
Aramark Services, Inc.
5.000% due 04/01/2025		1,000	1,018
5.000% due 02/01/2028		1,000	1,031
Arconic, Inc.
5.125% due 10/01/2024		1,000	1,057
5.950% due 02/01/2037		1,000	1,041
Ardagh Packaging Finance PLC 6.000% due 02/15/2025		2,000	2,075
Ascend Learning LLC 6.875% due 08/01/2025		5,125	5,237
Ashland LLC 6.875% due 05/15/2043		1,500	1,631
Associated Materials LLC 9.000% due 01/01/2024		4,250	4,048
Avantor, Inc.
4.750% due 10/01/2024	EUR	1,000	1,223
9.000% due 10/01/2025		$2,750	3,073
Avon International Operations, Inc. 7.875% due 08/15/2022		1,500	1,564
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		900	912
5.000% due 10/15/2025		3,000	3,031
Bausch Health Americas, Inc. 8.500% due 01/31/2027		750	827
Bausch Health Cos., Inc.
5.500% due 11/01/2025		2,000	2,092
5.750% due 08/15/2027		250	263
5.875% due 05/15/2023		620	630
6.125% due 04/15/2025		2,000	2,045
7.000% due 03/15/2024		2,000	2,130
7.000% due 01/15/2028		1,000	1,039
7.250% due 05/30/2029		1,000	1,043
9.000% due 12/15/2025		2,000	2,242
BCD Acquisition, Inc. 9.625% due 09/15/2023		1,750	1,844
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		1,625	1,649
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		3,500	3,478
Berry Global Escrow Corp. 5.625% due 07/15/2027		1,000	1,043
Berry Global, Inc. 4.500% due 02/15/2026		1,000	989
Bombardier, Inc.
7.500% due 12/01/2024		1,000	1,023
7.500% due 03/15/2025		1,000	1,007
8.750% due 12/01/2021		3,000	3,281
Boyd Gaming Corp.
6.000% due 08/15/2026		750	791
6.875% due 05/15/2023		1,000	1,036
Brand Industrial Services, Inc. 8.500% due 07/15/2025		4,000	3,645

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

Brazos Valley Longhorn LLC 6.875% due 02/01/2025		2,000	1,890
BWAY Holding Co.
5.500% due 04/15/2024		1,500	1,507
7.250% due 04/15/2025		1,500	1,451
Cablevision Systems Corp. 5.875% due 09/15/2022		1,000	1,061
Caesars Resort Collection LLC 5.250% due 10/15/2025		3,000	3,007
California Resources Corp. 8.000% due 12/15/2022		1,250	948
Callon Petroleum Co. 6.375% due 07/01/2026		1,500	1,517
Camelot Finance S.A. 7.875% due 10/15/2024		3,625	3,820
CCO Holdings LLC
5.125% due 05/01/2023		750	768
5.125% due 05/01/2027		2,500	2,595
5.750% due 02/15/2026		5,000	5,256
5.875% due 04/01/2024		2,500	2,619
Centene Corp.
5.375% due 06/01/2026		500	527
5.625% due 02/15/2021		1,500	1,530
6.125% due 02/15/2024		1,000	1,049
Centennial Resource Production LLC 5.375% due 01/15/2026		2,000	1,910
CeramTec BondCo GmbH 5.250% due 12/15/2025	EUR	3,000	3,488
CF Industries, Inc. 5.150% due 03/15/2034		$2,000	1,960
Change Healthcare Holdings LLC 5.750% due 03/01/2025		2,750	2,802
Chemours Co.
5.375% due 05/15/2027		1,000	958
7.000% due 05/15/2025		1,000	1,048
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,000	1,089
5.875% due 03/31/2025		1,000	1,116
7.000% due 06/30/2024		1,000	1,153
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,000	1,038
5.625% due 10/01/2026		500	529
Chesapeake Energy Corp.
8.000% due 01/15/2025 (k)		2,000	1,855
8.000% due 03/15/2026		1,007	919
Chobani LLC 7.500% due 04/15/2025		2,000	1,880
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,055
9.250% due 02/15/2024		3,250	3,534
CMA CGM S.A. 6.500% due 07/15/2022	EUR	1,000	996
CNX Midstream Partners LP 6.500% due 03/15/2026		$1,000	955
Colfax Corp.
6.000% due 02/15/2024		500	531
6.375% due 02/15/2026		250	268
CommScope Technologies LLC 6.000% due 06/15/2025		1,500	1,413
CommScope, Inc.
5.500% due 03/01/2024		500	516
5.500% due 06/15/2024		1,000	951
6.000% due 03/01/2026		625	644
8.250% due 03/01/2027		575	589
Community Health Systems, Inc.
5.125% due 08/01/2021		2,000	1,962
6.250% due 03/31/2023		1,500	1,449
6.875% due 02/01/2022		1,000	680
8.000% due 03/15/2026		500	482
8.125% due 06/30/2024		1,250	941
8.625% due 01/15/2024		750	754
Constellium NV
5.750% due 05/15/2024		1,000	1,028
6.625% due 03/01/2025		1,000	1,040
Core & Main LP 6.125% due 08/15/2025		5,000	5,075
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		4,000	3,910
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«(c)		2,000	0
Coty, Inc. 6.500% due 04/15/2026		2,000	1,952
Covey Park Energy LLC 7.500% due 05/15/2025		2,000	1,450
CPG Merger Sub LLC 8.000% due 10/01/2021		4,750	4,839

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

CSC Holdings LLC
5.125% due 12/15/2021		1,000	1,003
5.250% due 06/01/2024		2,000	2,082
5.500% due 05/15/2026		1,000	1,051
6.500% due 02/01/2029		1,000	1,093
DaVita, Inc. 5.750% due 08/15/2022		1,000	1,013
Dell International LLC 5.875% due 06/15/2021		1,000	1,017
Dell, Inc. 7.100% due 04/15/2028		1,000	1,120
Denbury Resources, Inc.
5.500% due 05/01/2022		268	157
7.750% due 02/15/2024		1,414	1,181
9.000% due 05/15/2021		500	495
Diamond BC BV 5.625% due 08/15/2025	EUR	4,000	3,826
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$500	313
5.700% due 10/15/2039		750	506
7.875% due 08/15/2025		1,000	955
Diamond Resorts International, Inc.
7.750% due 09/01/2023		1,500	1,551
10.750% due 09/01/2024		750	743
Digicel Group Two Ltd. (7.125% Cash and 2.000% PIK) 9.125% due 04/01/2024 (b)		1,506	324
DISH DBS Corp.
5.000% due 03/15/2023		1,000	970
5.875% due 07/15/2022		1,000	1,019
5.875% due 11/15/2024		1,000	950
6.750% due 06/01/2021		1,000	1,053
7.750% due 07/01/2026		1,500	1,474
DKT Finance ApS 9.375% due 06/17/2023		1,500	1,629
Dun & Bradstreet Corp.
6.875% due 08/15/2026		1,000	1,060
10.250% due 02/15/2027		1,750	1,864
Eagle Holding Co. LLC (7.750% Cash or 7.750% PIK) 7.750% due 05/15/2022 (b)		2,000	2,020
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK) 7.625% due 05/15/2022 (b)		3,000	3,022
Eldorado Resorts, Inc.
6.000% due 04/01/2025		1,000	1,056
6.000% due 09/15/2026		750	823
Element Solutions, Inc. 5.875% due 12/01/2025		2,000	2,092
Endo Dac
6.000% due 07/15/2023		1,228	890
6.000% due 02/01/2025		2,000	1,350
Energizer Gamma Acquisition BV 4.625% due 07/15/2026	EUR	1,000	1,193
Ensco Rowan plc
5.200% due 03/15/2025		$1,000	739
5.750% due 10/01/2044		1,500	870
7.750% due 02/01/2026		500	375
Envision Healthcare Corp. 8.750% due 10/15/2026		4,250	2,964
Extraction Oil & Gas, Inc. 5.625% due 02/01/2026		1,000	813
First Data Corp. 5.000% due 01/15/2024		1,000	1,025
First Quantum Minerals Ltd.
7.250% due 04/01/2023		1,000	978
7.500% due 04/01/2025		750	717
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		2,500	2,275
7.875% due 07/15/2026		1,000	925
Freeport-McMoRan, Inc.
3.875% due 03/15/2023		1,500	1,504
4.000% due 11/14/2021		1,000	1,021
5.400% due 11/14/2034		2,750	2,633
Gates Global LLC 6.000% due 07/15/2022		1,000	1,002
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		2,000	2,040
Getty Images, Inc. 9.750% due 03/01/2027		1,500	1,549
Golden Entertainment, Inc. 7.625% due 04/15/2026		1,375	1,409
Golden Nugget, Inc. 6.750% due 10/15/2024		2,000	2,065
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	779
6.625% due 05/01/2023		1,000	865
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		1,500	1,421

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

Hanesbrands, Inc. 4.625% due 05/15/2024		1,500	1,565
HCA Healthcare, Inc. 6.250% due 02/15/2021		3,000	3,150
HCA, Inc.
5.375% due 02/01/2025		1,500	1,623
7.500% due 02/15/2022		2,000	2,210
Hercule Debtco SARL (6.750% Cash or 7.500% PIK) 6.750% due 06/30/2024 (b)	EUR	2,000	2,142
Hexion, Inc. 6.625% due 04/15/2020 ^(c)		$1,000	780
High Ridge Brands Co. 8.875% due 03/15/2025		1,750	175
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		1,500	1,569
iHeartCommunications, Inc.
6.375% due 05/01/2026		250	267
8.375% due 05/01/2027		550	579
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	625	728
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)		1,500	1,733
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		625	723
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		$1,000	979
Indigo Natural Resources LLC 6.875% due 02/15/2026		1,000	903
Informatica LLC 7.125% due 07/15/2023		2,500	2,550
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		1,500	1,335
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		1,500	1,376
8.500% due 10/15/2024		2,000	1,990
9.750% due 07/15/2025		1,250	1,288
International Game Technology PLC
6.250% due 02/15/2022		2,000	2,122
6.500% due 02/15/2025		2,000	2,196
IQVIA, Inc. 5.000% due 10/15/2026		3,000	3,120
Jagged Peak Energy LLC 5.875% due 05/01/2026		1,000	990
Jaguar Holding Co. 6.375% due 08/01/2023		3,000	3,112
Jeld-Wen, Inc.
4.625% due 12/15/2025		3,000	2,951
4.875% due 12/15/2027		1,500	1,455
KFC Holding Co. 5.250% due 06/01/2026		2,000	2,102
Kinetic Concepts, Inc. 12.500% due 11/01/2021		6,000	6,622
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023		3,000	2,645
La Financiere Atalian SASU 5.125% due 05/15/2025	EUR	1,625	1,390
LABL Escrow Issuer LLC
6.750% due 07/15/2026 (a)		$1,000	1,013
10.500% due 07/15/2027 (a)		750	752
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		1,000	1,041
4.875% due 11/01/2026		2,000	2,090
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		500	338
5.750% due 08/01/2022		1,000	865
Mattel, Inc. 6.750% due 12/31/2025		1,500	1,547
Matterhorn Merger Sub LLC 8.500% due 06/01/2026		4,250	3,793
Merlin Entertainments PLC 5.750% due 06/15/2026		2,750	2,905
MGM Resorts International
5.750% due 06/15/2025		1,000	1,092
6.000% due 03/15/2023		2,750	2,987
6.625% due 12/15/2021		1,250	1,353
7.750% due 03/15/2022		2,000	2,235
MPH Acquisition Holdings LLC 7.125% due 06/01/2024		3,000	2,828
N&W Global Vending SpA 10.500% due 10/15/2023 (i)	EUR	2,000	2,371
Nabors Industries, Inc. 5.750% due 02/01/2025		$2,000	1,782
Netflix, Inc.
4.875% due 04/15/2028		2,000	2,072
5.875% due 11/15/2028		1,000	1,110
6.375% due 05/15/2029		1,000	1,139

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

New Look Secured Issuer PLC
6.500% due 07/01/2022 ^«(c)	GBP	1,000	0
New Look Secured Issuer PLC (12.000% Cash or 12.000% PIK)
12.000% due 05/03/2024 (b)		379	433
Nexstar Escrow, Inc. 5.625% due 07/15/2027 (a)		$1,000	1,028
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	4,000	4,488
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,000	1,177
Nielsen Finance LLC 5.000% due 04/15/2022		$2,000	2,007
Noble Holding International Ltd. 7.875% due 02/01/2026		1,500	1,296
Norbord, Inc. 5.750% due 07/15/2027		500	506
Norican A/S 4.500% due 05/15/2023	EUR	2,000	2,134
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022		1,628	1,801
Novelis Corp.
5.875% due 09/30/2026		$2,500	2,537
6.250% due 08/15/2024		2,000	2,102
NVA Holdings, Inc. 6.875% due 04/01/2026		2,500	2,625
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		10,000	9,600
Pacific Drilling SA 8.375% due 10/01/2023		1,750	1,741
Pactiv LLC 7.950% due 12/15/2025		2,000	2,192
PDC Energy, Inc. 5.750% due 05/15/2026		1,500	1,478
PetSmart, Inc.
5.875% due 06/01/2025		1,000	975
7.125% due 03/15/2023		2,000	1,885
Pinnacle Operating Corp. 9.000% due 05/15/2023		494	168
Pizzaexpress Financing PLC 6.625% due 08/01/2021	GBP	1,550	1,734
Platin GmbH 5.375% due 06/15/2023	EUR	1,000	1,151
Post Holdings, Inc.
5.000% due 08/15/2026		$3,000	3,052
5.625% due 01/15/2028		1,000	1,031
5.750% due 03/01/2027		2,750	2,853
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,020
9.250% due 05/15/2023		710	747
Rackspace Hosting, Inc. 8.625% due 11/15/2024		1,000	923
Radiate Holdco LLC 6.875% due 02/15/2023		2,000	2,010
Range Resources Corp.
5.000% due 08/15/2022		1,000	958
5.000% due 03/15/2023		1,000	945
RBS Global, Inc. 4.875% due 12/15/2025		2,500	2,537
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,500	1,749
6.875% due 11/15/2026		2,000	2,321
8.250% due 11/15/2026		$1,250	1,289
Revlon Consumer Products Corp. 6.250% due 08/01/2024		1,500	1,035
Reynolds Group Issuer, Inc. 7.000% due 07/15/2024		2,000	2,072
Rite Aid Corp. 6.125% due 04/01/2023		1,000	848
Rowan Cos., Inc.
4.875% due 06/01/2022		500	463
5.850% due 01/15/2044		1,000	585
7.375% due 06/15/2025		500	390
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	250	286
5.500% due 02/15/2026		1,500	1,661
6.250% due 09/01/2020		$1,900	1,910
10.000% due 12/01/2022		1,091	1,148
Sensata Technologies BV
4.875% due 10/15/2023		1,000	1,046
5.625% due 11/01/2024		500	541
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		1,500	1,601
ServiceMaster Co. LLC
5.125% due 11/15/2024		1,000	1,031
7.450% due 08/15/2027		2,000	2,152

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,875	2,021
7.875% due 05/15/2026		$750	698
Simmons Foods, Inc. 5.750% due 11/01/2024		2,000	1,830
Sotera Health Holdings LLC 6.500% due 05/15/2023		3,000	3,045
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) 8.125% due 11/01/2021 (b)		4,000	4,000
Southwestern Energy Co. 7.500% due 04/01/2026		2,000	1,905
Spectrum Brands, Inc. 5.750% due 07/15/2025		1,000	1,044
SPX FLOW, Inc. 5.875% due 08/15/2026		2,500	2,637
SRC Energy, Inc. 6.250% due 12/01/2025		2,250	2,059
Standard Industries, Inc.
5.000% due 02/15/2027		2,000	2,030
5.375% due 11/15/2024		1,000	1,039
6.000% due 10/15/2025		2,000	2,132
Staples, Inc.
7.500% due 04/15/2026		2,000	1,993
10.750% due 04/15/2027		750	748
Starfruit Finco BV
6.500% due 10/01/2026	EUR	2,000	2,306
8.000% due 10/01/2026		$1,000	1,033
Stars Group Holdings BV 7.000% due 07/15/2026		750	795
Station Casinos LLC 5.000% due 10/01/2025		1,000	1,005
Sunoco LP
4.875% due 01/15/2023		500	512
5.500% due 02/15/2026		500	522
Sunshine Mid BV 6.500% due 05/15/2026	EUR	1,500	1,776
Swissport Financing SARL
6.750% due 12/15/2021		1,000	1,177
9.750% due 12/15/2022		1,500	1,827
T-Mobile USA, Inc.
4.750% due 02/01/2028		$1,000	1,034
6.375% due 03/01/2025		1,500	1,562
6.500% due 01/15/2026		2,000	2,167
Tasty Bondco 1 S.A. 6.250% due 05/15/2026	EUR	1,000	1,204
Team Health Holdings, Inc. 6.375% due 02/01/2025		$2,750	2,117
TEGNA, Inc.
4.875% due 09/15/2021		750	754
5.500% due 09/15/2024		1,000	1,030
Tempo Acquisition LLC 6.750% due 06/01/2025		2,500	2,587
Tenet Healthcare Corp.
5.125% due 05/01/2025		2,000	2,015
6.750% due 06/15/2023		3,000	3,022
6.875% due 11/15/2031		1,000	888
7.000% due 08/01/2025		1,000	1,000
8.125% due 04/01/2022		3,000	3,161
TransDigm, Inc.
6.000% due 07/15/2022		1,000	1,013
6.375% due 06/15/2026		1,000	1,016
6.500% due 07/15/2024		1,500	1,524
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,890	1,930
Transocean, Inc.
6.800% due 03/15/2038		1,750	1,321
7.250% due 11/01/2025		2,000	1,902
7.500% due 04/15/2031		1,500	1,283
9.000% due 07/15/2023		2,000	2,137
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	990
5.250% due 06/01/2022		1,000	985
U.S. Foods, Inc. 5.875% due 06/15/2024		2,500	2,578
United Rentals North America, Inc. 5.500% due 07/15/2025		2,000	2,087
Unitymedia Hessen GmbH & Co. KG 5.000% due 01/15/2025		2,000	2,070
Univision Communications, Inc. 5.125% due 02/15/2025		4,000	3,825
UPC Holding BV 3.875% due 06/15/2029	EUR	1,000	1,198
UPCB Finance Ltd. 5.375% due 01/15/2025		$1,000	1,030
Vantiv LLC 3.875% due 11/15/2025	GBP	2,000	2,659

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

Viking Cruises Ltd. 5.875% due 09/15/2027		$1,750	1,776
Virgin Media Finance PLC 6.000% due 10/15/2024		2,000	2,080
Virgin Media Secured Finance PLC 5.250% due 01/15/2026		2,750	2,828
VOC Escrow Ltd. 5.000% due 02/15/2028		1,000	1,019
Waste Pro USA, Inc. 5.500% due 02/15/2026		2,000	2,055
Weatherford International Ltd.
7.000% due 03/15/2038 ^(c)		1,000	515
8.250% due 06/15/2023 ^(c)		1,000	528
9.875% due 02/15/2024 ^(c)		250	132
West Street Merger Sub, Inc. 6.375% due 09/01/2025		5,000	4,650
Williams Scotsman International, Inc. 6.875% due 08/15/2023		1,750	1,829
Wind Tre SpA
3.125% due 01/20/2025	EUR	1,000	1,137
5.000% due 01/20/2026		$1,000	973
WMG Acquisition Corp. 5.500% due 04/15/2026		2,000	2,070
WPX Energy, Inc.
6.000% due 01/15/2022		1,000	1,041
8.250% due 08/01/2023		750	859
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	1,005
5.500% due 03/01/2025		2,000	2,071
Yum! Brands, Inc. 6.875% due 11/15/2037		1,000	1,058
Zayo Group LLC 5.750% due 01/15/2027		1,000	1,020
Ziggo Bond Co. BV 6.000% due 01/15/2027		2,000	2,015
Ziggo BV 5.500% due 01/15/2027		3,000	3,067
			546,429
UTILITIES 7.5%
Blue Racer Midstream LLC 6.125% due 11/15/2022		2,250	2,292
Calpine Corp.
5.375% due 01/15/2023		2,000	2,027
5.750% due 01/15/2025		1,000	996
CenturyLink, Inc.
5.800% due 03/15/2022		2,500	2,619
6.450% due 06/15/2021		1,000	1,060
CrownRock LP 5.625% due 10/15/2025		1,675	1,681
Endeavor Energy Resources LP
5.500% due 01/30/2026		1,000	1,041
5.750% due 01/30/2028		1,000	1,057
EP Energy LLC 7.750% due 05/15/2026		1,000	898
Frontier Communications Corp.
8.000% due 04/01/2027		375	391
8.500% due 04/01/2026		1,000	973
10.500% due 09/15/2022		1,250	853
11.000% due 09/15/2025		500	313
Genesis Energy LP
6.000% due 05/15/2023		1,000	995
6.250% due 05/15/2026		1,000	970
Great Western Petroleum LLC 9.000% due 09/30/2021		1,500	1,226
Jonah Energy LLC 7.250% due 10/15/2025		1,000	488
NGL Energy Partners LP 6.125% due 03/01/2025		1,000	995
NRG Energy, Inc. 6.625% due 01/15/2027		2,000	2,180
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)		1,000	965
4.250% due 08/01/2023 ^(c)		500	504
5.125% due 11/15/2043 ^(c)		125	129
6.050% due 03/01/2034 ^(c)		1,250	1,397
Parsley Energy LLC 5.250% due 08/15/2025		3,000	3,060
Sprint Capital Corp. 8.750% due 03/15/2032		2,000	2,320
Sprint Communications, Inc.
6.000% due 11/15/2022		2,000	2,090
7.000% due 08/15/2020		1,000	1,039
Sprint Corp.
7.125% due 06/15/2024		1,000	1,063

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

7.250% due 09/15/2021	2,000	2,130
7.625% due 02/15/2025	1,500	1,599
7.875% due 09/15/2023	4,000	4,360
Talen Energy Supply LLC 7.250% due 05/15/2027	750	771
Targa Resources Partners LP
5.250% due 05/01/2023	2,500	2,541
5.875% due 04/15/2026	2,000	2,127
6.500% due 07/15/2027	250	273
6.875% due 01/15/2029	625	694
Telecom Italia Capital S.A. 6.375% due 11/15/2033	2,000	2,085
Telecom Italia SpA 5.303% due 05/30/2024	2,000	2,077
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,006
5.000% due 01/31/2028	1,500	1,511
Vistra Energy Corp. 7.625% due 11/01/2024	2,000	2,112
		58,908
Total Corporate Bonds & Notes (Cost $649,919)		648,155
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Denbury Resources, Inc. 6.375% due 12/31/2024	402	261
UTILITIES 0.0%
CHC Group LLC 0.000% due 10/01/2020 (f)(i)	538	167
Total Convertible Bonds & Notes (Cost $945)		428
	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	51,501	243
iHeartMedia, Inc.	38	1
iHeartMedia, Inc. ’A’ (d)	2,804	42
		286
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	1
New Look Retails Holdings Ltd. «(i)	2,502,987	80
		81
ENERGY 0.0%
CHC Group LLC «(d)	10,468	11
FINANCIALS 0.0%
DB Investors, Inc. «(i)	1,620	6
HEALTH CARE 0.1%
Advanz Pharma Corp.	5,394	88
NVHL S.A. ’A’ «(d)(i)	21,410	39
NVHL S.A. ’B’ «(d)(i)	21,410	39
NVHL S.A. ’C’ «(d)(i)	21,410	39
NVHL S.A. ’D’ «(d)(i)	21,410	39
NVHL S.A. ’E’ «(d)(i)	21,410	39
NVHL S.A. ’F’ «(d)(i)	21,410	39
NVHL S.A. ’G’ «(d)(i)	21,410	39
NVHL S.A. ’H’ «(d)(i)	21,410	39
NVHL S.A. ’I’ «(d)(i)	21,410	39
NVHL S.A. ’J’ «(d)(i)	21,410	39
		478
Total Common Stocks (Cost $4,536)		862
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc.	18,264	275

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(i)	4,630	0
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	517,500	265
Total Warrants (Cost $441)		540
PREFERRED SECURITIES 0.4%
INDUSTRIALS 0.4%
Pinnacle Agriculture Holdings LLC 3.000% «(i)	505,811	237
Sequa Corp. 9.000% «	2,848	3,036
Total Preferred Securities (Cost $3,107)		3,273
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.2%		1,219
U.S. TREASURY BILLS 0.1%
2.117% due 07/16/2019 - 08/20/2019 (e)(f)(n)	$1,117	1,115
Total Short-Term Instruments (Cost $2,334)		2,334
Total Investments in Securities (Cost $667,181)		659,806
	SHARES
INVESTMENTS IN AFFILIATES 14.8%
SHORT-TERM INSTRUMENTS 14.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.8%
PIMCO Short-Term Floating NAV Portfolio III	11,669,027	115,430
Total Short-Term Instruments (Cost $115,354)		115,430
Total Investments in Affiliates (Cost $115,354)		115,430
Total Investments 99.3% (Cost $782,535)		$775,236
Financial Derivative Instruments (l)(m) (0.1)%(Cost or Premiums, net $1,081)		(587)
Other Assets and Liabilities, net 0.8%		6,089
Net Assets 100.0%		$780,738

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$473	$167	0.02%
DB Investors, Inc.	06/28/2019	6	6	0.00
DB Investors, Inc. - Exp. 01/18/2024	06/28/2019	0	0	0.00
N&W Global Vending SpA10.500% due 10/15/2023	10/07/2016	2,162	2,371	0.30
NVHL S.A. ’A’	03/09/2012	69	39	0.00
NVHL S.A. ’B’	03/09/2012	69	39	0.00
NVHL S.A. ’C’	03/09/2012	69	39	0.00
NVHL S.A. ’D’	03/09/2012	70	39	0.00
NVHL S.A. ’E’	03/09/2012	70	39	0.01
NVHL S.A. ’F’	03/09/2012	70	39	0.01
NVHL S.A. ’G’	03/09/2012	70	39	0.01
NVHL S.A. ’H’	03/09/2012	70	39	0.01
NVHL S.A. ’I’	03/09/2012	70	39	0.01
NVHL S.A. ’J’	03/09/2012	70	39	0.01
New Look Retails Holdings Ltd.	05/02/2019	85	80	0.01
Pinnacle Agriculture Holdings LLC	09/13/2013	324	237	0.03
		$3,747	$3,251	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,219	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,246)	$1,219	$1,219
Total Repurchase Agreements						$(1,246)	$1,219	$1,219

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SBI	0.000%	06/20/2019	TBD(3)	$(1,861)	$(1,861)
Total Reverse Repurchase Agreements					$(1,861)

(k)	Securities with an aggregate market value of $1,855 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(225) at a weighted average interest rate of 0.000%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	5.000%	Quarterly	12/20/2023	$4,850	$320	$84	$404	$4	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	12,500	831	126	957	11	0
Total Swap Agreements					$1,151	$210	$1,361	$15	$0

Cash of $1,451 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	10		$11	$0	$0
	07/2019		$2,220	EUR	1,970	20	0
BPS	07/2019		5,068	GBP	3,996	6	0
	08/2019	GBP	3,996		$5,076	0	(6)
CBK	07/2019		$55,028	EUR	48,420	31	0
	08/2019	EUR	46,680		$53,187	0	(29)
GLM	07/2019		52,194		58,247	0	(1,103)
	07/2019		$2,041	EUR	1,813	20	0
SCX	07/2019	GBP	3,996		$5,058	0	(17)
Total Forward Foreign Currency Contracts						$77	$(1,155)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$5,000	$(31)	$79	$48	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	5,000	(31)	83	52	0
CBK	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	5,000	(8)	384	376	0
Total Swap Agreements								$(70)	$546	$476	$0

(n)	Securities with an aggregate market value of $1,115 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,930	$1,284	$4,214
Corporate Bonds & Notes
Banking & Finance	0	42,818	0	42,818
Industrials	0	546,429	0	546,429
Utilities	0	58,908	0	58,908
Convertible Bonds & Notes
Industrials	0	261	0	261
Utilities	0	167	0	167
Common Stocks
Communication Services	285	1	0	286
Consumer Discretionary	1	0	80	81
Energy	0	0	11	11
Financials	0	0	6	6
Health Care	88	0	390	478
Warrants
Communication Services	0	275	0	275
Materials	0	0	265	265
Preferred Securities
Industrials	0	0	3,273	3,273
Short-Term Instruments
Repurchase Agreements	0	1,219	0	1,219
U.S. Treasury Bills	0	1,115	0	1,115
	$374	$654,123	$5,309	$659,806
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115,430	$0	$0	$115,430
Total Investments	$115,804	$654,123	$5,309	$775,236
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	15	0	15
Over the counter	0	553	0	553
	$0	$568	$0	$568
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,155)	$0	$(1,155)
Total Financial Derivative Instruments	$0	$(587)	$0	$(587)
Totals	$115,804	$653,536	$5,309	$774,649

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
Advanz Pharma Corp. 7.911% (LIBOR03M + 5.500%) due 09/06/2024 ~		$47,970	$46,131
Alphabet Holding Co., Inc. 5.902% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,791	7,375
Altice France S.A. 6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~		50,347	49,411
American Builders & Contractors Supply Co., Inc. 4.402% (LIBOR03M + 2.000%) due 10/31/2023 ~		45,803	45,205
Ancestry.com Operations, Inc. 5.660% (LIBOR03M + 3.250%) due 10/19/2023 ~		21,200	21,174
Aramark Services, Inc. 4.080% (LIBOR03M + 1.750%) due 03/11/2025 ~		9,978	9,963
Avantor, Inc. 5.402% (LIBOR03M + 3.000%) due 11/21/2024 ~		3,972	3,997
Avolon TLB Borrower (U.S.) LLC 4.133% (LIBOR03M + 1.750%) due 01/15/2025 ~		59,364	59,344
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(l)		26,320	26,645
Axalta Coating Systems U.S. Holdings, Inc. 4.080% (LIBOR03M + 1.750%) due 06/01/2024 ~		4,221	4,179
Bausch Health Cos., Inc. 5.162% (LIBOR03M + 2.750%) due 11/27/2025 ~		19,303	19,214
Beacon Roofing Supply, Inc. 4.663% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,485	6,418
Britannia Property Owner LLC 5.619% (LIBOR03M + 3.200%) due 10/09/2021 «~(l)		47,500	48,021
BWAY Holding Co. 5.854% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,575	9,266
Caesars Entertainment Operating Co. 4.402% (LIBOR03M + 2.000%) due 10/06/2024 ~		15,642	15,556
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~		73,392	72,134
Calmart Sub LLC 5.515% (LIBOR03M + 3.097%) due 03/09/2021 ~		100,000	100,135
Camelot UK Holdco Ltd. 5.652% (LIBOR03M + 3.250%) due 10/03/2023 ~		3,276	3,287
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		56,483	57,514
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~		35,766	34,972
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		10,938	10,937
Cheltenham 6.069% (LIBOR03M + 3.650%) due 11/09/2021 «~(l)		62,000	62,214
CityCenter Holdings LLC 4.652% (LIBOR03M + 2.250%) due 04/18/2024 ~		5,978	5,965
CommScope, Inc. 5.652% (LIBOR03M + 3.250%) due 04/06/2026 ~		32,500	32,504
Core & Main LP 5.520% (LIBOR03M + 3.000%) due 08/01/2024 ~		5,750	5,744
Crown Americas LLC
2.375% (EUR003M + 2.375%) due 04/03/2025 ~	EUR	5,346	6,136
4.401% (LIBOR03M + 2.000%) due 04/03/2025 ~		$2,388	2,404
CSC Holdings LLC 4.894% (LIBOR03M + 2.500%) due 01/25/2026 ~		15,741	15,585
DaVita, Inc. 5.135% (LIBOR03M + 2.750%) due 06/24/2021 ~		22,787	22,801
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~		13,634	13,578
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~		23,630	23,640
Diamond (BC) BV 5.583% (LIBOR03M + 3.000%) due 09/06/2024 ~		5,270	4,648
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~		71,630	67,900
Dream Hotel 7.369% (LIBOR03M + 4.950%) due 01/31/2021 «~(l)		42,000	42,057
Dubai World (Cash 2.500% and PIK 1.750%) 4.250% (LIBOR03M + 2.500%) due 09/30/2022 ~(d)		193,325	183,175
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~		105,536	91,882
Fidere Gestion De Vivienda 2.500% (EUR003M + 2.500%) due 05/15/2020 «~(l)	EUR	97,559	110,879

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Financial & Risk U.S. Holdings, Inc.
6.152% (LIBOR03M + 3.750%) due 10/01/2025 ~		$182,493	177,279
Forest City Enterprises, L.P. 6.402% (LIBOR03M + 4.000%) due 12/07/2025 «~		23,880	23,970
Gardner Denver, Inc. 5.152% (LIBOR03M + 2.750%) due 07/30/2024 ~		74	74
Genworth Holdings, Inc. 6.993% (LIBOR03M + 4.500%) due 03/07/2023 «~		3,594	3,634
GHH Holdings Ltd. 2.668% (GBP LIBOR3M +1.850%) due 12/04/2024 «~(l)	GBP	75,000	94,879
Golden Nugget, Inc. 5.144% - 7.250% (LIBOR03M + 2.750%) due 10/04/2023 ~		$282	280
Gray Television, Inc. 4.931% (LIBOR03M + 2.500%) due 01/02/2026 ~		18,159	18,149
Grey Barn LLC 5.419% (LIBOR03M + 3.000%) due 09/09/2021 «~(l)		95,000	95,376
Grifols Worldwide Operations USA, Inc. 4.635% (LIBOR03M + 2.250%) due 01/31/2025 ~		3,377	3,371
HCA, Inc. 4.330% (LIBOR03M + 2.000%) due 03/13/2025 ~		10,533	10,554
Hilton Worldwide Finance LLC 4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~		124,261	123,957
Hotel (PL Property) Ltd. 2.721% (GBP LIBOR3M +1.900%) due 02/07/2023 «~(l)	GBP	54,000	68,409
iHeartCommunications, Inc.
TBD% due 01/30/2020 ^(e)		$19,300	19,348
6.579% (LIBOR03M + 4.000%) due 05/01/2026 ~		519,375	520,674
Ineos Finance LLC 2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	56,736	64,313
Intelsat Jackson Holdings S.A.
6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~		$91,323	90,438
6.625% due 01/02/2024		7,520	7,567
IRB Holding Corp. 5.644% (LIBOR03M + 3.250%) due 02/05/2025 ~		7,308	7,235
Isla Vista Owner LLC 5.919% (LIBOR03M + 3.500%) due 05/09/2020 «~(l)		53,500	53,792
Kiinteisto oy Paulon Talo 2.350% (EUR003M + 2.350%) due 02/15/2021 «~(l)	EUR	86,206	97,793
Kinetic Concepts, Inc. 5.580% (LIBOR03M + 3.250%) due 02/02/2024 ~		$6,828	6,845
Klockner-Pentaplast of America, Inc. 4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	5,400	5,521
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~		$12,625	12,552
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~		10,000	10,016
McDermott Technology Americas, Inc. 7.402% (LIBOR03M + 5.000%) due 05/09/2025 ~		29,701	29,253
Meredith Corp. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~		3,299	3,302
Messer Industrie GmbH 4.830% (LIBOR03M + 2.500%) due 03/01/2026 ~		22,100	21,810
MGM Growth Properties Operating Partnership LP 4.402% (LIBOR03M + 2.000%) due 03/21/2025 ~		37,216	37,053
MH Sub LLC 6.152% (LIBOR03M + 3.750%) due 09/13/2024 ~		16,850	16,592
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		11,560	11,639
Mission Broadcasting, Inc. 4.690% (LIBOR03M + 2.250%) due 01/17/2024 ~		1,965	1,956
Multi Color Corp. 6.750% (PRIME + 1.250%) due 10/31/2024 ~		2,626	2,630
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		47,501	46,313
Neiman Marcus Group Ltd. LLC 7.972% (LIBOR03M + 5.500%) due 10/25/2023 «~		178,364	156,515
Nexstar Broadcasting, Inc. 4.652% (LIBOR03M + 2.250%) due 01/17/2024 ~		9,840	9,794
Nexstar Media Group, Inc. TBD% due 11/30/2019 µ		39,480	39,135
Nielsen Finance LLC 4.412% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,297	26,077
Oasis West 5.660% (LIBOR03M + 3.250%) due 03/08/2022 «~(l)		200,000	201,011
Ortho-Clinical Diagnostics S.A. 5.680% (LIBOR03M + 3.250%) due 06/30/2025 ~		3,766	3,629
Pacific Gas & Electric Co.
TBD% due 02/22/2049 ^«(e)		131,270	127,988
4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		377,895	377,659
Panther BF Aggregator LP 5.902% (LIBOR03M + 3.500%) due 04/30/2026 ~		12,700	12,611
Parexel International Corp. 5.152% (LIBOR03M + 2.750%) due 09/27/2024 ~		7,099	6,811
PetSmart, Inc. 6.670% (LIBOR03M + 4.250%) due 03/11/2022 ~		31,748	30,883

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

PG&E Corp. 1.125% due 12/31/2020 «		125,965	125,886
Post Holdings, Inc. 4.404% (LIBOR03M + 2.000%) due 05/24/2024 ~		5,723	5,705
Presidential City 6.412% (LIBOR03M + 4.000%) due 02/08/2025 «~(l)		30,000	30,092
Prestige Brands, Inc. 4.402% (LIBOR03M + 2.000%) due 01/26/2024 ~		760	757
Project Bull 4.412% (LIBOR03M + 2.000%) due 03/10/2020 «~		150,315	150,503
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		54,850	54,768
Reynolds Group Holdings, Inc. 5.152% (LIBOR03M + 2.750%) due 02/05/2023 ~		5,962	5,926
RPI Finance Trust 4.402% (LIBOR03M + 2.000%) due 03/27/2023 ~		12,662	12,689
SBA Senior Finance LLC 4.410% (LIBOR03M + 2.000%) due 04/11/2025 ~		4,851	4,795
Sequa Mezzanine Holdings LLC
7.560% (LIBOR03M + 5.000%) due 11/28/2021 ~		47,376	46,428
11.583% (LIBOR03M + 9.000%) due 04/28/2022 ~		14,440	13,862
Serta Simmons Bedding LLC 5.912% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,083	3,285
SIG Combibloc Holdings S.C.A. 2.500% (EUR003M + 2.500%) due 10/02/2025 ~	EUR	10,100	11,562
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~		48,800	54,428
Sprint Communications, Inc. 4.938% (LIBOR03M + 2.500%) due 02/02/2024 ~		$87,759	86,589
SS&C Technologies Holdings Europe SARL 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		20,880	20,823
SS&C Technologies, Inc. 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		30,276	30,194
Starfruit Finco BV
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	3,930	4,492
5.669% (LIBOR03M + 3.250%) due 10/01/2025 ~		$44,750	44,153
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	87,094
Syniverse Holdings, Inc. 7.401% (LIBOR03M + 5.000%) due 03/09/2023 ~		26,649	24,706
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(l)	EUR	280,511	321,265
TerraForm Power Operating LLC 4.402% (LIBOR03M + 2.000%) due 11/08/2022 «~		$1,872	1,864
TEX Operations Co. LLC 4.402% (LIBOR03M + 2.000%) due 08/04/2023 ~		9,121	9,107
Tronox Finance LLC 5.402% (LIBOR03M + 3.000%) due 09/23/2024 ~		6,863	6,801
U.S. Renal Care, Inc. TBD% due 06/13/2026		25,445	25,041
Unitymedia Finance LLC 4.644% (LIBOR03M + 2.250%) due 01/15/2026 ~		14,380	14,356
Unitymedia Hessen GmbH & Co. KG 2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	41,260	46,975
Univision Communications, Inc. 5.152% (LIBOR03M + 2.750%) due 03/15/2024 ~		$200,139	190,900
Valeant Pharmaceuticals International, Inc. 5.412% (LIBOR03M + 3.000%) due 06/02/2025 ~		25,092	25,108
West Corp. 6.522% (LIBOR03M + 4.000%) due 10/10/2024 ~		3,326	3,109
Westmoreland Coal Co. (Cash 12.500% and PIK 15.000%) 27.500% - 15.000% (LIBOR03M + 12.500%) due 03/15/2029 «~(d)		8,758	7,225
Westmoreland Mining Holdings LLC 10.660% (LIBOR03M + 8.250%) due 03/15/2022 «~		4,310	4,353
Wyndham Hotels & Resorts, Inc. 4.152% (LIBOR03M + 1.750%) due 05/30/2025 ~		13,101	13,086
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		22,293	22,442
Total Loan Participations and Assignments (Cost $5,627,272)			5,531,046
CORPORATE BONDS & NOTES 22.8%
BANKING & FINANCE 13.8%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		1,300	1,326
3.650% due 07/21/2027 (n)		750	746
4.125% due 07/03/2023		21,250	22,105
4.250% due 07/01/2020		7,564	7,676
4.450% due 10/01/2025		41,650	43,928
4.500% due 05/15/2021		8,588	8,857
4.625% due 10/30/2020		23,312	23,905
5.000% due 10/01/2021		2,200	2,307
AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~		70,600	42,360

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

AIB Group PLC
4.263% due 04/10/2025 •		130,445	134,336
4.750% due 10/12/2023		14,200	14,932
Air Lease Corp. 2.625% due 07/01/2022		5,390	5,391
Aircastle Ltd. 5.125% due 03/15/2021		844	875
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	6,800	8,059
Alexandria Real Estate Equities, Inc. 4.600% due 04/01/2022		$13,000	13,706
Ally Financial, Inc.
3.750% due 11/18/2019		16,873	16,917
3.875% due 05/21/2024		31,766	32,600
4.125% due 03/30/2020		45,020	45,568
4.250% due 04/15/2021		12,842	13,163
4.625% due 05/19/2022		7,605	7,947
7.500% due 09/15/2020		5,278	5,568
8.000% due 03/15/2020		11,292	11,701
8.000% due 11/01/2031		9,158	12,143
Ambac Assurance Corp. 5.100% due 06/07/2020		197	279
Ambac LSNI LLC 7.319% due 02/12/2023 •		140,813	143,453
American International Group, Inc. 5.750% due 04/01/2048 •		23,546	24,246
American Tower Corp.
3.000% due 06/15/2023		15,136	15,287
3.300% due 02/15/2021		1,400	1,418
Annington Funding PLC 2.646% due 07/12/2025	GBP	9,900	12,724
Ardonagh Midco PLC
8.375% due 07/15/2023		68,250	79,786
8.625% due 07/15/2023		$200	187
Assurant, Inc. 4.200% due 09/27/2023		10,382	10,802
Athene Global Funding 4.000% due 01/25/2022		9,580	9,912
Athene Holding Ltd. 4.125% due 01/12/2028		9,156	9,235
Aviation Capital Group LLC 2.875% due 01/20/2022		2,605	2,624
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		24,190	25,689
5.500% due 01/15/2023		34,244	36,593
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		3,958	4,125
4.350% due 04/20/2028		9,235	9,715
5.000% due 04/20/2048		13,778	14,223
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)	EUR	20,000	23,412
8.875% due 04/14/2021 •(j)(k)		14,400	18,277
Banco Santander S.A.
3.724% (US0003M + 1.120%) due 04/12/2023 ~		$6,800	6,776
3.800% due 02/23/2028		4,000	4,088
3.848% due 04/12/2023		10,200	10,592
4.379% due 04/12/2028		8,000	8,517
6.250% due 09/11/2021 •(j)(k)	EUR	44,200	52,961
Bank of America Corp.
2.999% (US0003M + 0.650%) due 06/25/2022 ~		$61,003	61,195
3.248% due 10/21/2027		10,000	10,250
3.269% (US0003M + 0.790%) due 03/05/2024 ~		2,708	2,712
3.419% due 12/20/2028 •		24,000	24,735
3.500% due 04/19/2026		10,000	10,477
3.550% due 03/05/2024 •		21,345	22,119
3.559% due 04/23/2027 •		45,000	46,911
3.752% (US0003M + 1.160%) due 01/20/2023 ~		1,100	1,113
3.974% due 02/07/2030 •		27,000	28,940
4.078% due 04/23/2040 •		6,000	6,436
4.125% due 01/22/2024		50,000	53,488
4.450% due 03/03/2026		8,000	8,633
5.125% due 06/20/2024 •(j)		33,400	33,651
5.875% due 03/15/2028 •(j)		68,523	71,586
Bank of Ireland 7.375% due 06/18/2020 •(j)(k)	EUR	49,359	59,353
Banque PSA Finance S.A. 5.750% due 04/04/2021		$200	210
Barclays Bank PLC
5.125% due 01/08/2020		5,500	5,573
7.625% due 11/21/2022 (k)		347,720	379,917
Barclays PLC
1.500% due 09/03/2023	EUR	300	350
3.125% due 01/17/2024	GBP	77,200	100,983
3.250% due 02/12/2027		52,900	68,658
3.250% due 01/17/2033		54,300	67,339
3.650% due 03/16/2025		$1,600	1,612

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.684% due 01/10/2023		15,100	15,302
3.905% (US0003M + 1.380%) due 05/16/2024 ~		79,200	78,088
3.932% due 05/07/2025 •		141,400	143,944
3.948% (US0003M + 1.430%) due 02/15/2023 ~		41,300	41,110
4.209% (US0003M + 1.625%) due 01/10/2023 ~		22,000	22,058
4.337% due 01/10/2028		12,400	12,703
4.338% due 05/16/2024 •		115,170	118,981
4.375% due 01/12/2026		58,600	60,773
4.610% due 02/15/2023 •		41,300	42,819
4.972% due 05/16/2029 •		54,150	57,774
5.875% due 09/15/2024 •(j)(k)	GBP	12,500	15,418
6.500% due 09/15/2019 •(j)(k)	EUR	158,825	182,844
7.000% due 09/15/2019 •(j)(k)	GBP	19,362	24,827
7.125% due 06/15/2025 •(j)(k)		62,284	82,756
7.250% due 03/15/2023 •(j)(k)		85,454	113,290
7.750% due 09/15/2023 •(j)(k)		$187,496	192,317
7.875% due 09/15/2022 •(j)(k)	GBP	167,211	225,404
8.000% due 12/15/2020 •(j)(k)	EUR	170,014	209,512
8.000% due 06/15/2024 •(j)(k)		$88,600	92,983
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	13,973
5.375% due 07/24/2023		7,136	7,478
BNP Paribas S.A.
4.400% due 08/14/2028		16,000	17,341
7.000% due 08/16/2028 •(j)(k)		13,500	14,423
7.625% due 03/30/2021 •(j)(k)		19,400	20,547
BOC Aviation Ltd.
3.000% due 03/30/2020		1,935	1,940
3.458% (US0003M + 1.125%) due 09/26/2023 ~		12,100	12,142
3.500% due 01/31/2023		9,100	9,251
3.626% (US0003M + 1.050%) due 05/02/2021 ~		30,660	30,818
4.375% due 05/02/2023		3,610	3,794
Boston Properties LP 3.200% due 01/15/2025		3,794	3,874
BPCE S.A. 12.500% due 09/30/2019 •(j)		29,600	30,318
Brighthouse Financial, Inc. 3.700% due 06/22/2027		13,198	12,567
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		5,245	4,918
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	8,267
3.629% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,652
Brookfield Finance, Inc.
3.900% due 01/25/2028		15,462	15,773
4.700% due 09/20/2047		32,740	34,239
Cantor Fitzgerald LP
4.875% due 05/01/2024		6,070	6,266
7.875% due 10/15/2019		10,586	10,723
Capital One Financial Corp. 3.450% due 04/30/2021		48,871	49,762
CBL & Associates LP
4.600% due 10/15/2024		1,257	848
5.250% due 12/01/2023		3,500	2,538
5.950% due 12/15/2026		25,121	17,333
Charles Schwab Corp. 5.000% due 12/01/2027 •(j)		9,000	8,969
CIT Group, Inc.
4.125% due 03/09/2021		17,854	18,239
5.000% due 08/15/2022		8,248	8,743
Citigroup, Inc.
3.200% due 10/21/2026		32,000	32,680
3.520% due 10/27/2028 •		9,000	9,291
3.531% (US0003M + 0.950%) due 07/24/2023 ~		70	70
3.668% due 07/24/2028 •		10,000	10,440
3.950% (US0003M + 1.430%) due 09/01/2023 ~		2,200	2,242
3.980% due 03/20/2030 •		10,000	10,694
4.044% due 06/01/2024 •		20,000	21,145
4.450% due 09/29/2027		15,400	16,610
4.750% due 05/18/2046		8,000	9,078
CNH Industrial Capital LLC 4.875% due 04/01/2021		2,804	2,908
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		3,100	3,065
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(j)(k)	EUR	34,027	40,333
6.625% due 06/29/2021 •(j)(k)		39,200	49,441
Corp. Andina de Fomento 3.950% due 10/15/2021 (i)	MXN	62,463	3,216
Credit Agricole S.A.
3.750% due 04/24/2023		$17,350	18,014
7.875% due 01/23/2024 •(j)(k)		1,480	1,633
Credit Suisse AG 6.500% due 08/08/2023 (k)		52,792	58,236
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	15,318

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.676% (US0003M + 1.240%) due 06/12/2024 ~		21,150	21,220
4.207% due 06/12/2024 •		26,500	27,841
4.282% due 01/09/2028		13,450	14,201
6.250% due 12/18/2024 •(j)		5,000	5,222
7.250% due 09/12/2025 •(j)(k)		17,000	18,290
7.500% due 07/17/2023 •(j)(k)		54,200	58,226
7.500% due 12/11/2023 •(j)(k)		33,230	36,645
7.500% due 12/11/2023 •(j)		5,915	6,523
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		1,200	1,202
3.450% due 04/16/2021		20,000	20,315
3.750% due 03/26/2025		250	261
3.800% due 09/15/2022		8,250	8,553
3.800% due 06/09/2023		7,850	8,143
4.550% due 04/17/2026		26,150	28,452
4.891% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,741
Crown Castle International Corp.
2.250% due 09/01/2021		3,595	3,579
4.300% due 02/15/2029		2,400	2,583
CTR Partnership LP 5.250% due 06/01/2025		11,242	11,692
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	47,100	52,955
0.327% (EUR003M + 0.650%) due 09/10/2021 ~		13,600	15,128
1.750% due 01/17/2028		2,000	2,249
1.875% due 02/28/2020	GBP	9,800	12,440
1.875% due 02/14/2022	EUR	100	115
2.700% due 07/13/2020		$28,956	28,838
3.150% due 01/22/2021		2,400	2,384
3.300% due 11/16/2022		13,700	13,472
3.567% (US0003M + 0.970%) due 07/13/2020 ~		31,378	31,181
3.700% due 05/30/2024		13,800	13,514
3.855% (US0003M + 1.290%) due 02/04/2021 ~		50,600	50,194
3.950% due 02/27/2023		58,070	58,286
4.250% due 02/04/2021		70,900	71,534
4.250% due 10/14/2021		473,104	479,478
5.000% due 06/24/2020 (n)	EUR	900	1,059
5.000% due 02/14/2022		$127,065	130,991
Digital Realty Trust LP
3.600% due 07/01/2029		39,785	40,318
3.700% due 08/15/2027		1,508	1,551
4.450% due 07/15/2028		30,493	33,092
Discover Bank 3.350% due 02/06/2023		8,800	9,009
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	79,281	87,333
Encina Business Credit, LLC 5.303% due 12/05/2025 «		$82,823	82,823
EPR Properties
4.750% due 12/15/2026		3,547	3,760
4.950% due 04/15/2028		3,944	4,244
Equinix, Inc.
2.875% due 03/15/2024	EUR	27,225	32,436
2.875% due 02/01/2026		45,409	54,203
Erste Group Bank AG 8.875% due 10/15/2021 •(j)		200	262
Essex Portfolio LP 3.375% due 04/15/2026		$6,400	6,544
Eurobank Ergasias S.A. 2.750% due 11/02/2050	EUR	8,926	10,471
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$23,224	24,497
FCE Bank PLC
0.189% due 08/26/2020 •	EUR	7,300	8,265
0.869% due 09/13/2021		18,500	21,109
1.114% due 05/13/2020		1,140	1,309
1.660% due 02/11/2021		4,808	5,582
1.875% due 06/24/2021		17,172	19,984
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		$49,713	52,312
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 •	EUR	19,700	21,941
0.121% due 05/14/2021 •		19,550	21,990
2.343% due 11/02/2020		$4,000	3,972
2.425% due 06/12/2020		1,048	1,044
2.459% due 03/27/2020		2,060	2,054
2.597% due 11/04/2019		8,000	7,996
2.681% due 01/09/2020		6,955	6,951
3.157% due 08/04/2020		10,402	10,441
5.875% due 08/02/2021		1,600	1,687
8.125% due 01/15/2020		6,685	6,875
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		105,250	108,671
6.750% due 03/15/2022		109,870	114,402
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	5,481	6,228

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

0.069% (EUR003M + 0.380%) due 01/21/2020 ~		3,350	3,811
2.250% due 07/20/2020		4,600	5,358
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$6,625	6,594
4.418% due 11/15/2035		31,460	31,076
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	200	274
4.375% due 07/31/2019		2,442	3,109
5.875% due 11/04/2020		360	483
General Motors Financial Co., Inc.
0.207% due 03/26/2022 •	EUR	10,900	12,236
2.650% due 04/13/2020		$53,900	53,893
3.150% due 01/15/2020		1,150	1,152
3.200% due 07/13/2020		11,636	11,679
3.700% due 11/24/2020		1,550	1,571
GLP Capital LP
5.250% due 06/01/2025		8,841	9,494
5.300% due 01/15/2029		32,377	35,016
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		8,700	8,798
3.696% (US0003M + 1.110%) due 04/26/2022 ~		15,500	15,636
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,168	26,478
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		14,700	15,520
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		236,900	238,348
High Street Funding Trust 4.682% due 02/15/2048		3,100	3,373
Hospitality Properties Trust 5.000% due 08/15/2022		6,895	7,231
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,181
6.000% due 10/01/2021		360	382
Howard Hughes Corp. 5.375% due 03/15/2025		34,900	36,233
HSBC Holdings PLC
3.000% due 05/29/2030 •	GBP	40,500	52,964
3.086% (US0003M + 0.650%) due 09/11/2021 ~		$126,800	126,941
3.120% (US0003M + 0.600%) due 05/18/2021 ~		64,100	64,161
3.262% due 03/13/2023 •		19,470	19,817
3.400% due 03/08/2021		39,300	39,908
3.520% (US0003M + 1.000%) due 05/18/2024 ~		21,100	21,168
3.600% due 05/25/2023		8,890	9,252
3.816% (US0003M + 1.380%) due 09/12/2026 ~		50,300	50,370
3.973% due 05/22/2030 •		73,300	76,540
4.041% due 03/13/2028 •		17,580	18,474
4.292% due 09/12/2026 •		56,800	60,432
4.300% due 03/08/2026		78,900	84,782
4.583% due 06/19/2029 •		73,000	79,775
4.693% (US0003M + 2.240%) due 03/08/2021 ~		49,844	51,304
4.750% due 07/04/2029 •(j)(k)	EUR	51,337	61,436
5.250% due 09/16/2022 •(j)(k)		13,250	16,275
5.875% due 09/28/2026 •(j)(k)	GBP	80,500	107,587
6.000% due 09/29/2023 •(j)(k)	EUR	42,475	55,851
6.500% due 03/23/2028 •(j)(k)		$93,240	97,826
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,527
4.650% due 04/01/2029		15,000	16,114
Hunt Cos., Inc. 6.250% due 02/15/2026		4,594	4,353
ICICI Bank Ltd. 3.500% due 03/18/2020		7,750	7,783
Industrial & Commercial Bank of China Ltd. 3.400% (US0003M + 0.875%) due 11/29/2019 ~		15,500	15,522
ING Groep NV
3.320% (US0003M + 1.000%) due 10/02/2023 ~		33,500	33,483
4.100% due 10/02/2023		57,300	60,547
4.550% due 10/02/2028		30,200	33,248
International Lease Finance Corp.
4.625% due 04/15/2021		2,500	2,579
8.250% due 12/15/2020		51,881	55,981
8.625% due 01/15/2022		4,475	5,109
iStar, Inc.
4.625% due 09/15/2020		2,107	2,131
5.250% due 09/15/2022		3,212	3,296
Jefferies Finance LLC
6.250% due 06/03/2026		10,368	10,485
7.250% due 08/15/2024		6,900	6,811
Jefferies Group LLC 6.500% due 01/20/2043		28,300	30,752
JPMorgan Chase & Co.
2.950% due 10/01/2026		12,000	12,221
3.012% (US0003M + 0.610%) due 06/18/2022 ~		55,955	56,079
3.300% due 04/01/2026		10,000	10,374
3.480% (US0003M + 0.900%) due 04/25/2023 ~		2,772	2,786

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.509% due 01/23/2029 •		9,000	9,376
3.540% due 05/01/2028 •		10,000	10,413
3.702% due 05/06/2030 •		55,000	58,014
3.811% (US0003M + 1.230%) due 10/24/2023 ~		1,890	1,920
3.882% due 07/24/2038 •		10,000	10,489
4.005% due 04/23/2029 •		9,000	9,711
4.203% due 07/23/2029 •		10,000	10,937
4.452% due 12/05/2029 •		10,000	11,130
JPMorgan Chase Bank N.A.
2.926% (US0003M + 0.340%) due 04/26/2021 ~		96,900	97,034
3.086% due 04/26/2021 •		70,410	70,789
Kasikornbank PCL 3.500% due 10/25/2019		4,300	4,317
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	3,298
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$12,160	12,464
Kookmin Bank 2.250% due 02/03/2021		36,400	36,286
KSA Sukuk Ltd. 2.894% due 04/20/2022		120,600	122,105
Life Storage LP 3.875% due 12/15/2027		4,616	4,721
Lloyds Bank PLC 12.000% due 12/16/2024 •(j)		3,360	4,092
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	1,550	1,978
2.907% due 11/07/2023 •		$12,900	12,895
3.186% (US0003M + 0.800%) due 06/21/2021 ~		100,000	100,067
3.574% due 11/07/2028 •		43,950	43,964
4.050% due 08/16/2023		54,600	57,010
4.344% due 01/09/2048		6,000	5,851
4.375% due 03/22/2028		20,320	21,598
4.450% due 05/08/2025		1,300	1,384
4.550% due 08/16/2028		31,800	34,327
6.375% due 06/27/2020 •(j)(k)	EUR	5,932	7,006
7.500% due 06/27/2024 •(j)(k)		$10,814	11,395
7.500% due 09/27/2025 •(j)(k)		124,252	130,726
7.625% due 06/27/2023 •(j)(k)	GBP	395,197	547,653
7.875% due 06/27/2029 •(j)(k)		116,142	167,676
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$4,755	4,734
Logicor Financing SARL 3.250% due 11/13/2028	EUR	9,600	12,113
Marsh & McLennan Cos., Inc. 4.375% due 03/15/2029		$6,000	6,636
MMcapS Funding Ltd.
2.623% (US0003M + 0.290%) due 12/26/2039 ~		24,353	22,770
2.833% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,979
Morgan Stanley
3.125% due 07/27/2026		20,000	20,389
3.591% due 07/22/2028 •		22,000	22,916
4.350% due 09/08/2026		9,000	9,655
4.457% due 04/22/2039 •		4,000	4,410
National Australia Bank Ltd. 1.375% due 07/12/2019		400	400
National Bank of Greece S.A. 2.750% due 10/19/2020	EUR	7,500	8,800
Nationwide Building Society
3.622% due 04/26/2023 •		$42,110	42,898
3.766% due 03/08/2024 •		82,123	83,842
4.302% due 03/08/2029 •		79,100	82,884
4.363% due 08/01/2024 •		1,285	1,342
Natwest Markets PLC
0.080% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	44,763	50,949
0.625% due 03/02/2022		92,368	105,578
1.125% due 06/14/2023		17,600	20,354
NatWest Markets PLC 3.625% due 09/29/2022		$142,500	145,540
Navient Corp.
5.000% due 10/26/2020		11,304	11,558
5.875% due 03/25/2021		34,992	36,414
6.500% due 06/15/2022		92,429	98,413
6.625% due 07/26/2021		23,537	24,979
7.250% due 01/25/2022		34,020	36,827
8.000% due 03/25/2020		41,001	42,539
Newmark Group, Inc. 6.125% due 11/15/2023		17,600	18,628
Ontario Teachers' Cadillac Fairview Properties Trust 3.125% due 03/20/2022		16,860	17,192
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		6,292	6,481
Physicians Realty LP 3.950% due 01/15/2028		9,933	10,019
Preferred Term Securities Combination Trust 0.000% due 09/26/2034 ~		6,000	1,440

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Preferred Term Securities Ltd.
2.710% (US0003M + 0.300%) due 03/22/2037 ~		88,835	80,396
2.710% (US0003M + 0.300%) due 09/22/2037 ~		127	116
2.710% (US0003M + 0.300%) due 12/22/2037 ~		15,014	13,663
2.720% (US0003M + 0.310%) due 12/22/2036 ~		104,182	97,931
2.750% (US0003M + 0.340%) due 09/22/2036 ~		23,544	22,367
2.760% (US0003M + 0.350%) due 06/22/2037 ~		51,794	38,846
2.780% (US0003M + 0.370%) due 09/22/2037 ~		43,144	34,946
2.790% (US0003M + 0.380%) due 09/23/2035 ~		434	421
2.790% (US0003M + 0.380%) due 12/22/2036 ~		4,428	3,830
2.790% (US0003M + 0.380%) due 03/22/2037 ~		46,944	35,912
2.800% (US0003M + 0.390%) due 12/22/2036 ~		3,167	2,724
2.810% (US0003M + 0.400%) due 06/23/2035 ~		30,467	29,249
2.810% (US0003M + 0.400%) due 09/22/2036 ~		30,003	26,252
2.810% (US0003M + 0.400%) due 12/22/2037 ~		2,175	1,762
2.810% (US0003M + 0.400%) due 03/22/2038 ~		113,554	100,689
2.840% (US0003M + 0.430%) due 12/22/2035 ~		30,520	26,247
2.860% (US0003M + 0.450%) due 03/22/2038 ~		7,170	5,951
2.890% (US0003M + 0.480%) due 09/23/2035 ~		15,245	13,492
2.910% (US0003M + 0.500%) due 03/23/2035 ~		25,492	24,090
2.910% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,265
2.967% (US0003M + 0.580%) due 09/26/2034 ~		7,500	7,050
2.990% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,611
3.010% (US0003M + 0.600%) due 03/22/2038 ~		18,085	15,372
3.030% (US0003M + 0.620%) due 12/22/2036 ~		33,678	29,131
3.160% (US0003M + 0.750%) due 09/23/2035 ~		20,950	16,970
3.290% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,550
3.310% (US0003M + 0.900%) due 03/22/2038 ~		50,355	49,852
3.470% (US0003M + 0.860%) due 07/03/2033 ~		5,511	5,235
3.510% (US0003M + 0.900%) due 01/03/2033 ~		16,159	15,917
Principal Financial Group, Inc. 3.700% due 05/15/2029		2,000	2,096
Provident Funding Associates LP 6.375% due 06/15/2025		3,677	3,475
QNB Finance Ltd.
3.985% (US0003M + 1.450%) due 08/11/2021 ~		31,600	31,680
4.171% (US0003M + 1.570%) due 07/18/2021 ~		25,000	25,328
Reckson Operating Partnership LP 7.750% due 03/15/2020		21,995	22,778
Regional Diversified Funding Ltd. 2.910% (US0003M + 0.330%) due 01/25/2036 ~		653	648
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	13,604	15,984
2.000% due 03/04/2025 •		18,700	22,102
2.500% due 03/22/2023		53,338	64,462
3.498% due 05/15/2023 •		$70,270	71,067
3.875% due 09/12/2023		30,500	31,303
3.899% (US0003M + 1.550%) due 06/25/2024 ~		3,000	2,996
3.988% (US0003M + 1.470%) due 05/15/2023 ~		79,246	79,056
4.269% due 03/22/2025 •		124,100	128,381
4.445% due 05/08/2030 •		161,000	167,146
4.519% due 06/25/2024 •		15,900	16,563
4.800% due 04/05/2026		89,400	95,671
4.892% due 05/18/2029 •		13,000	13,887
5.076% due 01/27/2030 •		177,353	192,411
7.500% due 08/10/2020 •(j)(k)		150,689	154,833
7.648% due 09/30/2031 •(j)		100	131
8.000% due 08/10/2025 •(j)(k)		82,521	89,432
8.625% due 08/15/2021 •(j)(k)		225,539	243,639
Sabra Health Care LP 4.800% due 06/01/2024		5,990	6,182
Santander Holdings USA, Inc.
3.400% due 01/18/2023		10,812	10,975
3.500% due 06/07/2024		22,065	22,416
3.700% due 03/28/2022		7,256	7,432
4.400% due 07/13/2027		9,079	9,478
4.450% due 12/03/2021		21,283	22,134
4.500% due 07/17/2025		134,600	143,301
Santander UK Group Holdings PLC
0.468% (EUR003M + 0.780%) due 05/18/2023 ~	EUR	1,200	1,347
0.505% (EUR003M + 0.850%) due 03/27/2024 ~		18,434	20,609
1.125% due 09/08/2023		6,405	7,421
2.875% due 10/16/2020		$4,350	4,362
2.875% due 08/05/2021		40,200	40,276
2.920% due 05/08/2026 •	GBP	19,195	24,847
3.373% due 01/05/2024 •		$2,084	2,105
3.571% due 01/10/2023		6,200	6,309
3.823% due 11/03/2028 •		31,580	31,927
4.750% due 09/15/2025		10,940	11,375
4.796% due 11/15/2024 •		151,400	160,886
6.750% due 06/24/2024 •(j)(k)	GBP	39,464	52,451
7.375% due 06/24/2022 •(j)(k)		124,393	168,147
Santander UK PLC
3.140% (US0003M + 0.620%) due 06/01/2021 ~		$3,500	3,509
3.400% due 06/01/2021		45,100	45,860

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	33,176
5.717% due 06/16/2021		$83,400	86,929
6.125% due 02/07/2022		228,585	243,085
SL Green Operating Partnership LP 3.250% due 10/15/2022		6,930	7,023
SL Green Realty Corp. 4.500% due 12/01/2022		31,500	33,070
SLM Student Loan Trust
0.232% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,185	1,306
1.339% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	17,106
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$2,413	2,443
4.125% due 07/15/2023		24,900	26,061
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		18,400	18,245
7.375% due 10/04/2023 •(j)(k)		106,400	110,732
Society of Lloyd's 4.750% due 10/30/2024	GBP	2,100	2,951
Springleaf Finance Corp.
5.625% due 03/15/2023		$258,860	275,686
6.125% due 05/15/2022		246,297	265,385
6.125% due 03/15/2024		27,600	29,739
6.625% due 01/15/2028		3,123	3,287
6.875% due 03/15/2025		18,542	20,349
7.750% due 10/01/2021		12,500	13,719
8.250% due 12/15/2020		271,506	292,208
Standard Chartered PLC
3.650% (US0003M + 1.130%) due 08/19/2019 ~		200	200
3.742% (US0003M + 1.150%) due 01/20/2023 ~		23,830	23,834
4.247% due 01/20/2023 •		44,130	45,584
Starwood Property Trust, Inc.
4.750% due 03/15/2025		7,871	7,969
5.000% due 12/15/2021		5,750	5,923
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)	EUR	129,003	179,917
STORE Capital Corp.
4.500% due 03/15/2028		$6,872	7,245
4.625% due 03/15/2029		4,872	5,197
Sunac China Holdings Ltd. 8.350% due 04/19/2023		9,800	10,064
Synchrony Financial
4.500% due 07/23/2025		545	572
5.150% due 03/19/2029		2,600	2,803
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,099	8,275
5.661% due 10/13/2041		565	928
5.744% due 04/13/2040		5,907	9,812
5.801% due 10/13/2040		27,438	46,091
6.052% due 10/13/2039		32,957	55,180
7.623% due 07/13/2039		7,099	13,269
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (h)		$24,751	6,325
TP ICAP PLC 5.250% due 01/26/2024	GBP	3,475	4,618
Trafford Centre Finance Ltd. 1.544% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	7,476
U.S. Capital Funding Ltd.
2.864% (US0003M + 0.280%) due 07/10/2043 •		$59,431	53,190
3.459% (US0003M + 0.880%) due 05/01/2034 ~		8,564	8,050
UBS AG
4.750% due 02/12/2026 •(k)	EUR	1,900	2,309
5.125% due 05/15/2024 (k)		$54,000	57,384
7.625% due 08/17/2022 (k)		85,315	95,719
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		37,400	37,745
3.491% due 05/23/2023		38,000	38,966
3.744% (US0003M + 1.220%) due 05/23/2023 •		19,000	19,201
4.125% due 09/24/2025		119,640	127,714
4.125% due 04/15/2026		17,300	18,490
4.253% due 03/23/2028		29,700	31,910
5.750% due 02/19/2022 •(j)(k)	EUR	5,000	6,270
7.000% due 02/19/2025 •(j)(k)		$8,500	9,329
UDR, Inc.
3.500% due 01/15/2028		4,500	4,613
4.625% due 01/10/2022		1,156	1,210
UniCredit SpA 7.830% due 12/04/2023		593,520	678,467
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	12,270	17,516
Vanke Real Estate Hong Kong Co. Ltd. 3.950% due 12/23/2019		$10,296	10,359
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,622
3.500% due 02/01/2025		415	430

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	6,537
4.875% due 06/01/2026		2,900	3,137
VICI Properties LLC 8.000% due 10/15/2023		68,798	76,108
Virgin Money Holdings UK PLC 8.750% due 11/10/2021 •(j)(k)	GBP	3,000	4,102
Volkswagen Bank GmbH
0.102% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	12,200	13,859
0.625% due 09/08/2021		34,500	39,637
Volkswagen Leasing GmbH 0.140% due 07/06/2021 •		16,700	18,960
Vornado Realty LP 3.500% due 01/15/2025		$5,902	6,025
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		35,800	36,427
Wells Fargo & Co.
2.625% due 07/22/2022		16,933	17,068
3.000% due 02/19/2025		9,801	9,968
3.472% (US0003M + 0.880%) due 07/22/2020 ~		25	25
3.584% due 05/22/2028 •		12,000	12,544
3.813% (US0003M + 1.230%) due 10/31/2023 ~		1,087	1,108
4.100% due 06/03/2026		9,700	10,285
Wells Fargo Bank N.A.
3.092% (US0003M + 0.500%) due 07/23/2021 ~		42,900	42,952
3.325% due 07/23/2021 •		38,550	38,919
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,382
4.250% due 04/15/2028		9,856	10,543
WeWork Cos., Inc. 7.875% due 05/01/2025		11,906	11,806
WP Carey, Inc. 3.850% due 07/15/2029		2,884	2,924
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	22,953
2.250% due 04/09/2026		19,300	23,434
			17,702,703
INDUSTRIALS 6.7%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	17,600	21,328
Abbott Laboratories 3.750% due 11/30/2026		$6,800	7,355
AbbVie, Inc.
2.900% due 11/06/2022		3,095	3,117
3.375% due 11/14/2021		34,760	35,352
4.450% due 05/14/2046		8,000	7,861
4.875% due 11/14/2048		7,000	7,376
Adient U.S. LLC 7.000% due 05/15/2026 (n)		3,011	3,101
Air Canada Pass-Through Trust 3.700% due 07/15/2027		3,852	3,846
Alimentation Couche-Tard, Inc. 4.500% due 07/26/2047		2,000	2,015
Alliance Data Systems Corp. 4.500% due 03/15/2022	EUR	4,272	4,981
Allied Universal Holdco LLC 6.625% due 07/15/2026 (c)		$12,570	12,806
Altice Financing S.A.
5.250% due 02/15/2023	EUR	40,390	47,389
6.625% due 02/15/2023		$53,205	54,668
7.500% due 05/15/2026		13,400	13,502
Altice France S.A.
5.625% due 05/15/2024	EUR	10,200	12,068
5.875% due 02/01/2027		45,500	56,166
6.250% due 05/15/2024		$41,031	42,416
7.375% due 05/01/2026		219,561	225,599
8.125% due 02/01/2027		34,000	35,785
American Airlines Pass-Through Trust
3.000% due 04/15/2030		22,424	22,431
3.200% due 12/15/2029		8,682	8,776
3.350% due 04/15/2031		8,031	8,125
3.375% due 11/01/2028		5,619	5,728
3.600% due 03/22/2029		240	249
3.650% due 12/15/2029		4,385	4,485
3.650% due 08/15/2030		12,600	13,092
4.000% due 01/15/2027		1,985	2,072
5.250% due 07/31/2022		991	1,022
Amgen, Inc.
3.200% due 11/02/2027		4,000	4,088
3.625% due 05/22/2024		8,350	8,777
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		5,000	5,302
4.439% due 10/06/2048		6,900	7,253
4.750% due 01/23/2029		17,000	19,272

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Anthem, Inc. 3.650% due 12/01/2027	6,400	6,654
Aptiv PLC 5.400% due 03/15/2049	1,400	1,477
Arrow Electronics, Inc.
3.250% due 09/08/2024	4,661	4,618
3.500% due 04/01/2022	3,793	3,855
Autodesk, Inc. 3.600% due 12/15/2022	2,380	2,447
AutoNation, Inc. 3.350% due 01/15/2021	1,900	1,918
Avon International Capital PLC 6.500% due 08/15/2022 (c)	7,508	7,583
B.C. Unlimited Liability Co. 4.250% due 05/15/2024	37,815	38,335
Bacardi Ltd.
4.450% due 05/15/2025	18,100	19,246
4.500% due 01/15/2021	900	921
4.700% due 05/15/2028	22,300	23,867
Baidu, Inc.
3.875% due 09/29/2023	20,700	21,480
4.375% due 03/29/2028	6,600	6,968
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	5,400	5,439
BAT Capital Corp.
2.297% due 08/14/2020	9,675	9,654
2.764% due 08/15/2022	6,600	6,620
3.557% due 08/15/2027	24,000	23,904
BAT International Finance PLC 2.750% due 06/15/2020	4,874	4,886
Bausch Health Americas, Inc. 8.500% due 01/31/2027	7,664	8,446
Bausch Health Cos., Inc.
6.500% due 03/15/2022	26,770	27,774
7.000% due 01/15/2028	5,354	5,561
7.250% due 05/30/2029	10,510	10,957
Bayer U.S. Finance LLC
2.750% due 07/15/2021	10,819	10,827
2.979% (US0003M + 0.630%) due 06/25/2021 ~	14,100	14,010
3.500% due 06/25/2021	3,400	3,449
4.375% due 12/15/2028	14,000	14,763
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027	17,670	17,935
Berry Global Escrow Corp. 4.875% due 07/15/2026	14,571	14,917
Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/2048	143,000	155,360
Bombardier, Inc. 7.875% due 04/15/2027	31,914	32,034
Boston Scientific Corp. 4.700% due 03/01/2049	4,000	4,592
Bristol-Myers Squibb Co.
4.125% due 06/15/2039	8,000	8,682
4.250% due 10/26/2049	15,000	16,535
Broadcom Corp.
2.375% due 01/15/2020	7,400	7,388
3.000% due 01/15/2022	58,470	58,717
3.500% due 01/15/2028	2,800	2,660
3.625% due 01/15/2024	7,097	7,174
3.875% due 01/15/2027	85,015	83,425
Broadcom, Inc.
4.250% due 04/15/2026	10,000	10,139
4.750% due 04/15/2029	12,000	12,307
Builders FirstSource, Inc. 6.750% due 06/01/2027	4,705	4,987
Campbell Soup Co.
2.910% (US0003M + 0.500%) due 03/16/2020 ~	22,860	22,880
3.040% (US0003M + 0.630%) due 03/15/2021 ~	18,580	18,549
Canadian Pacific Railway Co. 4.500% due 01/15/2022	1,000	1,050
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	2,034	2,075
Celgene Corp. 2.250% due 08/15/2021	2,280	2,272
Cenovus Energy, Inc. 4.250% due 04/15/2027	3,800	3,933
Charter Communications Operating LLC
3.579% due 07/23/2020	27,518	27,766
4.229% (US0003M + 1.650%) due 02/01/2024 ~	119,732	120,308
4.464% due 07/23/2022	38,737	40,706
4.908% due 07/23/2025	26,729	29,025
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020	4,850	4,883
Cigna Corp. 2.760% (US0003M + 0.350%) due 03/17/2020 ~	47,286	47,334

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		51,012	52,220
9.250% due 02/15/2024		85,702	93,201
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		5,814	5,916
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	504	675
Coca-Cola European Partners PLC 4.500% due 09/01/2021		$4,520	4,672
Comcast Corp.
3.150% due 02/15/2028		6,600	6,778
3.700% due 04/15/2024		25,329	26,888
Community Health Systems, Inc.
5.125% due 08/01/2021		162,477	159,431
6.250% due 03/31/2023		430,057	415,543
8.000% due 03/15/2026		98,034	94,459
8.625% due 01/15/2024		168,965	169,913
Conagra Brands, Inc.
3.342% (US0003M + 0.750%) due 10/22/2020 ~		9,000	9,002
3.800% due 10/22/2021		10,400	10,689
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(d)(e)		4,375	2,100
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,375	1,439
5.500% due 04/29/2022		750	770
7.250% due 05/10/2021		5,110	5,184
7.707% due 10/02/2022		603	624
Continental Resources, Inc.
4.375% due 01/15/2028		4,000	4,218
5.000% due 09/15/2022		4,479	4,519
CSC Holdings LLC 6.500% due 02/01/2029		13,000	14,211
CSX Corp. 4.750% due 11/15/2048		2,600	3,029
CVS Pass-Through Trust
4.163% due 08/11/2036		6,299	6,336
5.773% due 01/10/2033		5,280	5,891
5.880% due 01/10/2028		1,222	1,351
7.507% due 01/10/2032		4,735	5,720
D.R. Horton, Inc. 4.375% due 09/15/2022		755	786
DAE Funding LLC
4.000% due 08/01/2020		23,943	24,003
4.500% due 08/01/2022		11,114	11,308
5.000% due 08/01/2024		33,772	35,250
5.250% due 11/15/2021		58,024	60,417
5.750% due 11/15/2023		58,344	61,407
Daimler Finance North America LLC
2.000% due 07/06/2021		2,600	2,573
3.400% due 02/22/2022		10,000	10,203
Danone S.A.
2.077% due 11/02/2021		3,901	3,876
3.000% due 06/15/2022		4,000	4,072
Dell International LLC
4.420% due 06/15/2021		15,711	16,185
5.450% due 06/15/2023		14,400	15,530
6.020% due 06/15/2026		1,300	1,435
Delta Air Lines Pass-Through Trust 7.750% due 06/17/2021		2,123	2,168
Delta Air Lines, Inc.
2.600% due 12/04/2020		14,375	14,365
3.400% due 04/19/2021		7,130	7,239
3.625% due 03/15/2022		23,912	24,328
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		5,590	5,532
2.820% due 01/19/2022		8,655	8,734
4.375% due 06/21/2028		4,800	5,232
Diamond Resorts International, Inc.
7.750% due 09/01/2023		130,830	135,246
10.750% due 09/01/2024 (n)		2,700	2,673
Discovery Communications LLC
2.800% due 06/15/2020		1,342	1,345
4.375% due 06/15/2021		2,220	2,298
5.000% due 09/20/2037		5,000	5,227
5.300% due 05/15/2049		3,000	3,229
DISH DBS Corp.
5.125% due 05/01/2020		41,349	41,659
6.750% due 06/01/2021		3,475	3,657
7.875% due 09/01/2019		76,630	77,109
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		49,975	50,214
DP World PLC
2.375% due 09/25/2026	EUR	10,150	12,105
4.250% due 09/25/2030	GBP	7,275	10,023
DXC Technology Co. 4.750% due 04/15/2027		$7,840	8,345

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Eagle Holding Co. LLC (7.750% Cash or 7.750% PIK) 7.750% due 05/15/2022 (d)		7,203	7,275
eBay, Inc.
2.150% due 06/05/2020		2,190	2,185
2.600% due 07/15/2022		1,009	1,011
3.800% due 03/09/2022		96	99
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	6,775
6.875% due 05/09/2025		15,750	21,639
EMC Corp. 2.650% due 06/01/2020		$42,548	42,320
Energy Transfer Operating LP
4.150% due 10/01/2020		1,300	1,323
4.200% due 09/15/2023		7,310	7,666
Energy Transfer Partners LP 5.750% due 09/01/2020		3,637	3,739
Eni SpA 4.250% due 05/09/2029		3,000	3,169
EQT Corp. 3.089% (US0003M + 0.770%) due 10/01/2020 ~		14,888	14,879
Equifax, Inc.
3.388% (US0003M + 0.870%) due 08/15/2021 ~		15,786	15,750
3.600% due 08/15/2021		5,544	5,651
Exela Intermediate LLC 10.000% due 07/15/2023		16,771	13,710
FedEx Corp. 4.950% due 10/17/2048		3,400	3,714
Fidelity National Information Services, Inc.
1.500% due 05/21/2027	EUR	5,200	6,177
2.602% due 05/21/2025	GBP	2,800	3,660
2.950% due 05/21/2039	EUR	5,300	6,696
Fiserv, Inc.
2.750% due 07/01/2024		$44,206	44,549
3.200% due 07/01/2026		27,997	28,601
3.500% due 07/01/2029		29,406	30,217
4.400% due 07/01/2049		13,646	14,346
Flex Ltd. 4.875% due 06/15/2029		17,952	18,319
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		2,700	2,771
Fresenius Medical Care U.S. Finance, Inc. 4.125% due 10/15/2020		2,042	2,071
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021		1,700	1,740
G4S International Finance PLC 1.500% due 01/09/2023	EUR	4,300	4,986
GATX Corp. 4.850% due 06/01/2021		$4,170	4,330
General Electric Co.
0.000% due 05/28/2020 •	EUR	3,270	3,719
0.375% due 05/17/2022		16,850	19,272
2.200% due 01/09/2020		$2,422	2,416
3.100% due 01/09/2023		5,306	5,355
3.150% due 09/07/2022		830	841
4.125% due 10/09/2042		8,000	7,376
4.375% due 09/16/2020		132	135
4.500% due 03/11/2044		9,000	8,770
5.000% due 01/21/2021 •(j)		212,500	204,166
5.550% due 05/04/2020		5,100	5,218
5.550% due 01/05/2026		44,966	50,239
5.875% due 01/14/2038		1,656	1,878
6.150% due 08/07/2037		3,390	3,942
6.875% due 01/10/2039		3,070	3,867
General Mills, Inc. 3.141% (US0003M + 0.540%) due 04/16/2021 ~		23,405	23,424
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		10,358	10,759
Greene King Finance PLC
1.736% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	4,955	5,946
5.106% due 03/15/2034		1,407	2,073
5.702% due 12/15/2034		427	450
GrubHub Holdings, Inc. 5.500% due 07/01/2027		$4,900	5,041
Harvest Operations Corp. 2.330% due 04/14/2021		37,137	36,947
HCA, Inc.
4.250% due 10/15/2019		1,100	1,104
5.875% due 03/15/2022		10,340	11,301
6.500% due 02/15/2020		13,360	13,668
Heathrow Funding Ltd. 4.875% due 07/15/2023		1,600	1,704
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		20,994	21,711
Huntsman International LLC 4.500% due 05/01/2029		7,008	7,235

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Hyundai Capital America 3.202% due 09/18/2020 •		30,120	30,144
iHeartCommunications, Inc.
6.375% due 05/01/2026		118,715	126,580
8.375% due 05/01/2027		215,171	226,472
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	26,773	31,197
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		15,160	17,540
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$32,226	32,468
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		32,270	32,351
IHS Markit Ltd.
4.000% due 03/01/2026		1,377	1,428
5.000% due 11/01/2022		3,334	3,549
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,610
3.750% due 07/21/2022		5,322	5,479
Incitec Pivot Finance LLC 6.000% due 12/10/2019		3,528	3,575
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		18,100	19,088
5.710% due 11/15/2023		13,700	15,044
Intel Corp. 2.600% due 05/19/2026		4,000	4,029
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		27,560	24,528
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		56,817	52,130
8.000% due 02/15/2024		118,081	123,395
8.500% due 10/15/2024		69,576	69,228
9.750% due 07/15/2025		45,288	46,647
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		35,664	34,327
8.125% due 06/01/2023 (n)		3,500	2,721
IQVIA, Inc.
2.875% due 09/15/2025	EUR	5,900	6,980
3.250% due 03/15/2025		10,400	12,223
5.000% due 05/15/2027		$4,780	4,947
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		19,850	20,275
Kinder Morgan Energy Partners LP 5.400% due 09/01/2044		500	555
Komatsu Finance America, Inc.
2.118% due 09/11/2020		700	697
2.437% due 09/11/2022		1,787	1,786
Kraft Heinz Foods Co.
3.500% due 07/15/2022		23,132	23,677
4.375% due 06/01/2046		11,900	11,314
LABL Escrow Issuer LLC 6.750% due 07/15/2026 (c)		3,300	3,343
Laboratory Corp. of America Holdings 4.700% due 02/01/2045		3,600	3,727
LeMaitre Vascular, Inc. 4.560% due 04/26/2049 «(c)		228,538	237,802
Lockheed Martin Corp. 4.090% due 09/15/2052		6,300	7,006
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		16	11
Marathon Oil Corp. 2.700% due 06/01/2020		1,200	1,201
Masco Corp.
3.500% due 04/01/2021		770	782
5.950% due 03/15/2022		5,258	5,689
McDonald's Corp. 4.875% due 12/09/2045		17,000	19,611
Merck & Co., Inc. 3.400% due 03/07/2029		7,000	7,458
MGM Resorts International
6.625% due 12/15/2021		3,380	3,659
6.750% due 10/01/2020		10,550	11,051
7.750% due 03/15/2022		12,300	13,745
Microchip Technology, Inc. 3.922% due 06/01/2021		10,347	10,535
Micron Technology, Inc.
4.975% due 02/06/2026		2,000	2,111
5.327% due 02/06/2029		15,718	16,650
5.500% due 02/01/2025		7,659	7,917
Mitchells & Butlers Finance PLC
2.860% (US0003M + 0.450%) due 12/15/2030 ~		62	58
6.013% due 12/15/2030	GBP	6,234	8,996
Molson Coors Brewing Co. 2.100% due 07/15/2021		$6,410	6,373
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		2,100	2,080

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

MPLX LP 5.500% due 02/15/2049		6,000	6,798
Mylan NV 3.950% due 06/15/2026		5,000	4,829
NetApp, Inc. 3.300% due 09/29/2024		2,330	2,372
Netflix, Inc.
3.875% due 11/15/2029	EUR	77,361	95,511
4.625% due 05/15/2029		46,000	59,559
5.375% due 11/15/2029		$19,382	20,636
5.500% due 02/15/2022		7,786	8,214
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		28,922	30,002
Nexstar Escrow, Inc. 5.625% due 07/15/2027 (c)		21,122	21,703
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		200	201
Nokia Oyj 4.375% due 06/12/2027		3,031	3,118
Norbord, Inc. 5.750% due 07/15/2027		6,200	6,278
Norfolk Southern Corp.
3.800% due 08/01/2028		2,400	2,588
4.100% due 05/15/2049		1,600	1,711
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		15,860	15,347
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	367	406
NTT Finance Corp. 1.900% due 07/21/2021		$1,620	1,607
NXP BV
3.875% due 06/18/2026		9,100	9,339
4.300% due 06/18/2029		23,200	23,948
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (h)(j)		5,635	62
ONEOK Partners LP 3.375% due 10/01/2022		4,875	4,953
ONGC Videsh Ltd. 3.250% due 07/15/2019		2,735	2,736
Oracle Corp. 4.300% due 07/08/2034		7,000	7,980
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		45,465	43,646
Outfront Media Capital LLC 5.000% due 08/15/2027		12,614	12,944
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		24,286	23,922
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,653	25,943
4.500% due 03/15/2023		27,952	28,988
5.250% due 08/15/2022		68,400	72,375
5.500% due 02/15/2024		12,625	13,625
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		14,400	15,065
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		1,300	1,306
3.375% due 02/01/2022		9,245	9,425
4.875% due 07/11/2022		11,830	12,576
Pernod Ricard S.A. 4.450% due 01/15/2022		37,798	39,554
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		105,630	16,901
5.500% due 04/12/2037 ^(e)		117,045	19,312
6.000% due 05/16/2024 ^(e)		87,600	14,016
6.000% due 11/15/2026 ^(e)		54,167	8,667
9.000% due 11/17/2021 ^(e)		4,000	960
9.750% due 05/17/2035 ^(e)		43,640	10,910
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,700	7,693
5.500% due 01/21/2021		$47,671	48,315
6.500% due 03/13/2027		26,730	26,428
6.750% due 09/21/2047		7,470	6,671
Petronas Capital Ltd. 5.250% due 08/12/2019		9,961	9,994
PetSmart, Inc. 5.875% due 06/01/2025		13,653	13,312
Pfizer, Inc. 4.000% due 03/15/2049		5,000	5,452
Philip Morris International, Inc.
2.500% due 11/02/2022		9,190	9,227
3.375% due 08/15/2029		3,000	3,093
Post Holdings, Inc. 5.500% due 12/15/2029 (c)		9,414	9,473
QVC, Inc.
4.375% due 03/15/2023		3,547	3,602
4.450% due 02/15/2025		16,556	16,678

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.850% due 04/01/2024		7,384	7,642
5.125% due 07/02/2022		5,124	5,335
5.450% due 08/15/2034		3,620	3,568
Radiate Holdco LLC 6.875% due 02/15/2023		12,270	12,331
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		16,205	16,185
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	30,200	35,215
6.875% due 11/15/2026		400	464
Reynolds American, Inc.
3.250% due 06/12/2020		$1,200	1,208
4.000% due 06/12/2022		5,073	5,263
6.875% due 05/01/2020		1,517	1,570
Reynolds Group Issuer, Inc. 5.750% due 10/15/2020		388	389
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023		1,412	1,438
Rockwell Collins, Inc. 2.800% due 03/15/2022		7,840	7,923
Rogers Communications, Inc. 4.350% due 05/01/2049		5,000	5,409
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	50,689	79,911
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		$5,400	5,674
5.000% due 03/15/2027		6,000	6,581
5.625% due 02/01/2021		12,448	12,930
5.625% due 04/15/2023		4,600	5,012
6.250% due 03/15/2022		28,356	30,781
Sands China Ltd.
4.600% due 08/08/2023		37,000	38,947
5.125% due 08/08/2025		46,000	49,423
5.400% due 08/08/2028		51,700	56,253
Scientific Games International, Inc. 3.375% due 02/15/2026	EUR	3,107	3,556
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		$25,550	25,506
Sirius XM Radio, Inc.
4.625% due 07/15/2024 (c)		11,846	12,151
5.500% due 07/01/2029		17,549	18,035
Sky Ltd. 3.125% due 11/26/2022		1,190	1,220
Southern Co. 2.350% due 07/01/2021		9,655	9,648
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^		20,470	21,135
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		2,800	2,939
Spirit Issuer PLC 3.474% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	16,116
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$15,559	15,598
4.738% due 09/20/2029		95,800	99,632
5.152% due 09/20/2029		98,830	102,042
Staples, Inc.
7.500% due 04/15/2026		25,240	25,154
10.750% due 04/15/2027		13,557	13,523
Starfruit Finco BV 6.500% due 10/01/2026	EUR	600	692
Suntory Holdings Ltd. 2.550% due 06/28/2022		$13,915	13,911
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,621
3.900% due 03/22/2023		9,500	9,905
Syngenta Finance NV
3.698% due 04/24/2020		18,975	19,110
3.933% due 04/23/2021		12,200	12,422
4.441% due 04/24/2023		7,700	8,007
4.892% due 04/24/2025		7,400	7,725
5.182% due 04/24/2028		17,100	17,797
T-Mobile USA, Inc. 4.750% due 02/01/2028		3,661	3,786
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,760
4.950% due 02/15/2027		4,645	4,863
Telefonica Emisiones S.A.
5.134% due 04/27/2020		2,150	2,194
5.462% due 02/16/2021		4,834	5,064
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		18,000	18,360
Tenet Healthcare Corp.
4.625% due 07/15/2024		34,418	34,977
6.000% due 10/01/2020		9,470	9,801
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		13,781	13,357

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		3,221	3,112
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020		421	418
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	22,400	25,061
1.700% due 07/19/2019		$3,371	3,362
2.200% due 07/21/2021		171,742	163,584
2.800% due 07/21/2023		11,394	9,913
3.250% due 04/15/2022	EUR	61,400	69,061
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~		$46,740	46,740
Thermo Fisher Scientific, Inc. 3.300% due 02/15/2022		2,000	2,048
Time Warner Cable LLC 4.000% due 09/01/2021		5,630	5,779
Times Square Hotel Trust 8.528% due 08/01/2026		1,346	1,578
Topaz Solar Farms LLC
4.875% due 09/30/2039		11,875	11,802
5.750% due 09/30/2039		70,817	74,869
TransCanada PipeLines Ltd. 6.200% due 10/15/2037		2,616	3,282
Triumph Group, Inc.
4.875% due 04/01/2021		12,068	11,947
5.250% due 06/01/2022		5,893	5,805
Tyson Foods, Inc.
2.250% due 08/23/2021		6,735	6,717
5.100% due 09/28/2048		5,000	5,648
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		786	887
United Airlines Pass-Through Trust 4.000% due 10/11/2027		3,969	4,177
United Group BV
4.375% due 07/01/2022	EUR	10,800	12,591
4.875% due 07/01/2024		11,820	13,995
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~		$15,350	15,360
4.625% due 11/16/2048		7,000	8,168
Univision Communications, Inc.
5.125% due 05/15/2023		82,084	80,648
5.125% due 02/15/2025		104,611	100,034
Vale Overseas Ltd.
6.250% due 08/10/2026		30,272	34,539
6.875% due 11/21/2036		11,052	13,331
6.875% due 11/10/2039		8,268	9,965
ViaSat, Inc.
5.625% due 09/15/2025 (n)		20,358	20,104
5.625% due 04/15/2027		11,469	11,956
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		825	850
6.000% due 04/23/2022		108	110
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	11,920
5.500% due 05/15/2029		$12,600	12,805
VMware, Inc.
2.300% due 08/21/2020		19,988	19,935
2.950% due 08/21/2022		18,536	18,685
3.900% due 08/21/2027		9,090	9,214
VOC Escrow Ltd. 5.000% due 02/15/2028		10,712	10,913
Volkswagen Group of America Finance LLC 4.750% due 11/13/2028		15,000	16,329
Vulcan Materials Co. 3.170% (US0003M + 0.650%) due 03/01/2021 ~		1,790	1,792
Wabtec Corp.
3.710% (US0003M + 1.050%) due 09/15/2021 ~		17,920	17,875
4.950% due 09/15/2028		5,000	5,363
Walgreens Boots Alliance, Inc. 3.300% due 11/18/2021		2,680	2,734
Walmart, Inc. 3.250% due 07/08/2029		5,000	5,276
Walt Disney Co. 6.650% due 11/15/2037		4,900	7,043
Wesleyan University 4.781% due 07/01/2116		10,045	11,314
Western Digital Corp. 4.750% due 02/15/2026		50,980	50,141
Westlake Chemical Corp. 3.600% due 08/15/2026		3,000	3,049
Wind Tre SpA
2.625% due 01/20/2023	EUR	26,300	30,189
2.750% due 01/20/2024 •		13,600	15,292
3.125% due 01/20/2025		9,950	11,309
5.000% due 01/20/2026		$2,700	2,627

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Woodside Finance Ltd. 4.600% due 05/10/2021		1,290	1,329
WRKCo, Inc. 4.900% due 03/15/2029		3,000	3,281
Wyndham Destinations, Inc.
3.900% due 03/01/2023		15,684	15,713
4.250% due 03/01/2022		798	812
5.400% due 04/01/2024		7,972	8,390
5.625% due 03/01/2021		1,000	1,038
5.750% due 04/01/2027		6,890	7,217
Wynn Macau Ltd.
4.875% due 10/01/2024		1,400	1,376
5.500% due 10/01/2027		7,200	7,020
Yara International ASA 4.750% due 06/01/2028		2,344	2,528
Yellowstone Energy LP 5.750% due 12/31/2026 «		4,576	4,752
ZF North America Capital, Inc. 4.000% due 04/29/2020		1,100	1,106
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		3,430	3,489
3.169% (US0003M + 0.750%) due 03/19/2021 ~		940	939
			8,569,227
SPECIALTY FINANCE 0.0%
CIMIC Group Ltd.
0.000% due 10/17/2019 (h)(l)		18,500	18,296
0.000% due 10/31/2019 (h)(l)		25,000	24,688
			42,984
UTILITIES 2.3%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		163,773	164,638
3.547% (US0003M + 0.950%) due 07/15/2021 ~		30,473	30,749
4.300% due 12/15/2042		7,800	7,721
4.800% due 06/15/2044		6,396	6,758
4.900% due 08/15/2037		8,466	9,158
5.150% due 11/15/2046		5,000	5,531
Baltimore Gas & Electric Co. 2.800% due 08/15/2022		1,030	1,043
BG Energy Capital PLC 4.000% due 10/15/2021		1,200	1,240
CenturyLink, Inc. 5.625% due 04/01/2020		4,100	4,162
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020		200	200
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		2,000	2,002
CNOOC Finance Ltd. 4.250% due 01/26/2021		6,870	7,056
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		28,568	28,646
Edison International
2.400% due 09/15/2022		9,043	8,614
2.950% due 03/15/2023		1,151	1,103
5.750% due 06/15/2027		7,982	8,583
Emera U.S. Finance LP 2.700% due 06/15/2021		1,506	1,511
Enable Midstream Partners LP 4.950% due 05/15/2028		12,765	13,403
Enel Finance International NV
2.875% due 05/25/2022		3,892	3,923
3.625% due 05/25/2027		8,000	8,041
4.625% due 09/14/2025		20,380	21,882
Entergy Corp. 4.000% due 07/15/2022		15,750	16,385
Frontier Communications Corp. 8.000% due 04/01/2027		16,172	16,859
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,910	96,944
6.000% due 11/27/2023		258,580	281,349
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	6,080
4.950% due 07/19/2022		$3,000	3,152
4.950% due 02/06/2028		15,900	16,877
5.999% due 01/23/2021		98,967	103,787
6.510% due 03/07/2022		46,640	50,467
7.288% due 08/16/2037		30,560	38,695
8.625% due 04/28/2034		141,090	192,775
ITC Holdings Corp. 2.700% due 11/15/2022		6,011	6,043
Majapahit Holding BV
7.750% due 01/20/2020		11,269	11,617
8.000% due 08/07/2019		3,500	3,520

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

NRG Energy, Inc. 4.450% due 06/15/2029		2,000	2,083
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		4,260	4,239
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (d)		10,904	6,852
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		1,871	1,806
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		38,649	37,296
2.950% due 03/01/2026 ^(e)		38,214	36,017
3.250% due 09/15/2021 ^(e)		14,727	14,432
3.250% due 06/15/2023 ^(e)		68,917	67,194
3.300% due 03/15/2027 ^(e)		31,370	29,958
3.300% due 12/01/2027 ^(e)		58,859	56,063
3.400% due 08/15/2024 ^(e)		46,905	45,732
3.500% due 10/01/2020 ^(e)		80,099	78,497
3.500% due 06/15/2025 ^(e)		24,197	23,411
3.750% due 02/15/2024 ^(e)		13,534	13,365
3.750% due 08/15/2042 ^(e)		3,440	3,130
3.850% due 11/15/2023 ^(e)		5,206	5,141
4.000% due 12/01/2046 ^(e)		1,211	1,105
4.250% due 05/15/2021 ^(e)		22,953	22,724
4.250% due 08/01/2023 ^(e)		11,965	12,055
4.300% due 03/15/2045 ^(e)		1,128	1,086
4.450% due 04/15/2042 ^(e)		22,055	21,228
4.500% due 12/15/2041 ^(e)		4,216	4,026
4.600% due 06/15/2043 ^(e)		5,263	5,171
4.650% due 08/01/2028 ^(e)		500	513
5.125% due 11/15/2043 ^(e)		18,200	18,723
5.400% due 01/15/2040 ^(e)		3,130	3,380
5.800% due 03/01/2037 ^(e)		14,364	15,765
6.050% due 03/01/2034 ^(e)		26,002	29,057
6.250% due 03/01/2039 ^(e)		14,855	16,860
6.350% due 02/15/2038 ^(e)		6,952	7,925
Petrobras Global Finance BV
5.875% due 03/07/2022	EUR	5,900	7,636
5.999% due 01/27/2028		$153,688	163,601
6.125% due 01/17/2022		22,998	24,686
6.250% due 12/14/2026	GBP	5,600	8,047
6.625% due 01/16/2034		8,700	12,341
6.850% due 06/05/2115		$11,368	11,813
7.375% due 01/17/2027		133,814	153,953
8.750% due 05/23/2026		24,492	30,293
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020		15,120	15,148
Plains All American Pipeline LP 2.600% due 12/15/2019		4,800	4,796
PPL Capital Funding, Inc. 3.500% due 12/01/2022		6,125	6,301
Public Service Co. of Oklahoma 4.400% due 02/01/2021		3,700	3,804
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		3,377	3,346
Rio Oil Finance Trust
8.200% due 04/06/2028		26,500	29,813
9.250% due 07/06/2024		18,096	20,245
9.750% due 01/06/2027		25,754	29,682
San Diego Gas & Electric Co. 3.750% due 06/01/2047		518	498
Sempra Energy 2.400% due 03/15/2020		5,766	5,762
Sinopec Group Overseas Development Ltd. 1.750% due 09/29/2019		5,400	5,393
Southern California Edison Co.
3.650% due 03/01/2028		1,162	1,190
5.750% due 04/01/2035		2,126	2,423
6.000% due 01/15/2034		582	697
6.650% due 04/01/2029		6,466	7,404
Southern California Gas Co. 5.125% due 11/15/2040		910	1,065
Sprint Capital Corp. 8.750% due 03/15/2032		1,000	1,160
Sprint Communications, Inc.
6.000% due 11/15/2022 (n)		22,180	23,178
7.000% due 03/01/2020		63,690	65,442
7.000% due 08/15/2020		101,175	105,096
Sprint Corp.
7.250% due 09/15/2021		176,522	187,996
7.625% due 03/01/2026		20,010	21,381
7.875% due 09/15/2023		1,800	1,962
State Grid Overseas Investment Ltd. 2.750% due 05/04/2022		6,400	6,423
Talen Energy Supply LLC 6.625% due 01/15/2028 (c)		6,812	6,795

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Transocean Phoenix Ltd. 7.750% due 10/15/2024	3,980	4,268
Transocean Proteus Ltd. 6.250% due 12/01/2024	3,525	3,653
Transocean Sentry Ltd. 5.375% due 05/15/2023	14,200	14,253
Verizon Communications, Inc.
4.016% due 12/03/2029	16,000	17,345
4.125% due 08/15/2046	7,594	7,930
4.500% due 08/10/2033	12,000	13,521
4.522% due 09/15/2048	43,200	48,323
5.250% due 03/16/2037	16,409	19,638
Virginia Electric & Power Co. 4.600% due 12/01/2048	2,400	2,765
Wisconsin Power & Light Co. 2.250% due 11/15/2022	4,070	4,042
		2,870,456
Total Corporate Bonds & Notes (Cost $28,105,056)		29,185,370
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	22,470	38,518
Total Convertible Bonds & Notes (Cost $41,933)		38,518
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	4,500	7,295
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	10,180	12,110
7.750% due 01/01/2042	4,714	5,326
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	9,735	10,801
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	25,284
6.725% due 04/01/2035	6,975	8,067
7.350% due 07/01/2035	14,630	17,264
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	39,345	41,467
		120,319
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	120	122
PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)	1,005	749
5.250% due 07/01/2037 ^(e)	5,635	4,198
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	1,775	1,322
5.900% due 07/01/2028 ^(e)	7,215	5,375
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,350	3,241
6.000% due 07/01/2039 ^(e)	4,805	3,580
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	6,777
5.750% due 07/01/2041 ^(e)	8,200	5,883
6.500% due 07/01/2040 ^(e)	1,640	1,177
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	12,963
5.500% due 07/01/2039 ^(e)	29,150	17,125
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	2,665	1,386
		63,776
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,810	3,828

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $148,791)		195,340
U.S. GOVERNMENT AGENCIES 40.6%
Fannie Mae
0.800% due 02/25/2022 ~(a)	174,922	2,482
0.911% due 09/25/2022 ~(a)	78,561	1,394
1.470% due 04/25/2023 •	1	1
1.595% due 09/25/2022 •	1	1
1.900% due 03/25/2022 •	10	10
1.950% due 09/25/2022 •	1	1
2.000% due 01/25/2022 •	4	4
2.208% due 11/01/2020 •	4	4
2.355% due 01/25/2022 ~(a)	25,551	648
2.375% due 03/01/2033 •	15	15
2.500% due 04/25/2042 - 08/25/2042	39,535	40,140
2.524% due 03/25/2034 •	11	11
2.554% due 08/25/2034 •	5	5
2.570% due 12/25/2036 •	57	57
2.624% due 09/25/2031 •	2,362	2,322
2.754% due 03/25/2044 •	8	8
2.782% due 04/18/2028 - 09/18/2031 •	4	4
2.804% due 11/25/2021 - 08/25/2036 •	16	15
2.854% due 06/25/2049	19,586	19,573
2.930% due 03/01/2036 •	5	5
2.977% due 01/01/2029 •	1	1
3.000% due 09/25/2027 - 06/25/2042 (a)	54,723	4,375
3.000% due 01/25/2028	8,273	636
3.104% due 08/25/2022 •	1	1
3.254% due 10/25/2020 •	1	1
3.304% due 05/25/2021 - 10/25/2021 •	4	5
3.446% due 03/25/2041 •(a)	4,814	804
3.500% due 08/01/2026 •	1	1
3.604% due 01/25/2024 •	4	4
3.610% due 04/25/2037	1,494	266
3.626% due 06/25/2037 •(a)	850	135
3.646% due 03/25/2037 •(a)	1,758	277
3.646% due 03/25/2049	25,278	3,766
3.666% due 12/25/2036 - 02/25/2037 •(a)	2,361	345
3.682% due 10/01/2044 •	4	4
3.704% due 11/25/2021 •	4	4
3.706% due 04/25/2037 •(a)	2,294	389
3.709% due 09/01/2024 •	1	1
3.746% due 08/25/2035 - 02/25/2043 •(a)	10,223	1,286
3.807% due 07/01/2032 •	118	121
3.882% due 10/01/2040 •	35	35
3.896% due 01/25/2038 •(a)	3,385	514
3.910% due 05/25/2037	1,298	212
3.946% due 01/25/2040 •(a)	4,582	653
3.976% due 03/25/2037 •(a)	4,757	729
4.000% due 07/01/2041 - 08/01/2041	18,487	19,123
4.000% due 12/25/2042 - 12/25/2047 (a)	9,309	1,044
4.000% due 06/01/2049 (c)	137,722	143,596
4.006% due 06/25/2037 •(a)	4,901	927
4.036% due 04/25/2037 •(a)	3,366	620
4.043% due 04/01/2027 •	51	51
4.046% due 12/25/2037 - 10/25/2039 •(a)	6,236	769
4.063% due 12/01/2027 •	4	4
4.146% due 10/25/2036 - 06/25/2040 •(a)	3,654	615
4.190% due 11/01/2033 •	21	21
4.196% due 11/25/2035 •(a)	738	87
4.246% due 11/25/2036 - 04/25/2037 •(a)	3,584	234
4.261% due 02/01/2034 •	753	781
4.296% due 03/25/2036 •(a)	2,416	376
4.300% due 04/25/2037	2,395	495
4.340% due 12/01/2035 •	17	17
4.385% due 07/01/2032 •	6	6
4.425% due 10/01/2032 •	7	7
4.426% due 08/01/2033 •	23	24
4.439% due 09/01/2035 •	8	9
4.445% due 02/01/2032 •	7	7
4.480% due 08/01/2032 •	5	5
4.500% due 08/01/2032 •	5	5
4.500% due 12/25/2039 - 07/25/2040	9,409	9,909
4.500% due 12/25/2042 (a)	2,206	395
4.510% due 02/25/2038	9,602	1,980
4.520% due 11/01/2029 - 10/01/2034 •	169	172
4.537% due 04/01/2033 •	2	2
4.579% due 10/01/2033 •	1	1
4.620% due 10/01/2035 •	78	78
4.625% due 09/01/2024 •	50	51
4.668% due 03/01/2033 •	178	185
4.690% due 05/01/2024 •	19	20
4.700% due 05/01/2024 •	7	7
4.707% due 10/01/2036 •	4	4
4.708% due 04/01/2028 •	7	8

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.721% due 12/01/2033 •	12	13
4.758% due 04/01/2024 •	2	2
4.769% due 09/01/2033 •	1	1
4.795% due 10/01/2025 •	10	10
4.796% due 02/25/2037 •(a)	843	134
4.798% due 04/01/2032 •	32	34
4.875% due 07/01/2025 •	25	26
4.895% due 06/01/2032 •	57	58
4.950% due 07/01/2036 •	16	16
4.975% due 09/01/2022 •	10	10
4.979% due 09/01/2030 •	15	15
5.000% due 08/25/2033 - 06/25/2043	48,730	54,008
5.019% due 10/01/2025 •	1	1
5.045% due 03/01/2034 •	4	4
5.191% due 08/25/2043 •	202	243
5.375% due 09/01/2024 •	23	24
5.500% due 11/25/2032 - 06/01/2048	13,850	15,526
6.000% due 06/25/2029 - 09/25/2031	2,243	2,487
6.500% due 06/25/2028 - 02/01/2036	148	163
6.850% due 12/18/2027	6	7
6.900% due 05/25/2023	14	15
7.000% due 07/25/2022 - 01/25/2048	354	388
7.500% due 07/25/2022 - 06/25/2042	39	45
7.500% due 06/25/2042 ~	21	24
7.598% due 01/17/2040 ~	97	97
8.500% due 06/25/2030	131	158
8.600% due 08/25/2019	1	1
10.713% due 03/25/2038 •	842	1,099
17.003% due 04/25/2023 •(a)	18	4
Fannie Mae UMBS
2.500% due 04/01/2022 - 01/01/2047	12,763	12,851
3.000% due 11/01/2025 - 11/01/2048	29,128	29,775
3.000% due 10/01/2029 (n)	3,467	3,544
3.500% due 10/01/2021 - 07/01/2049	1,189,258	1,225,074
3.500% due 12/01/2046 - 06/01/2049 (n)	3,490,116	3,583,863
4.000% due 02/01/2022 - 06/01/2049	2,505,110	2,613,288
4.000% due 12/01/2041 - 06/01/2049 (n)	5,398,772	5,628,609
4.000% due 08/01/2049 (c)	1,103,549	1,140,535
4.500% due 08/01/2023 - 03/01/2049	360,106	378,870
4.500% due 05/01/2039 - 06/01/2049 (n)	801,106	841,073
5.000% due 12/01/2022 - 02/01/2049	101,445	107,506
5.000% due 07/01/2029 - 01/01/2049 (n)	27,386	28,957
5.500% due 05/01/2027 - 01/01/2029	220	235
6.000% due 12/01/2032 - 09/01/2040	21,252	24,065
Fannie Mae UMBS, TBA
2.500% due 07/01/2034 - 08/01/2034	248,250	249,866
3.000% due 07/01/2049 - 09/01/2049	2,190,250	2,206,732
3.500% due 08/01/2034 - 08/01/2049	3,552,449	3,630,828
4.000% due 07/01/2049 - 08/01/2049	9,642,477	9,962,694
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057	130,153	112,243
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	148,073	120,502
0.100% due 05/25/2020 (a)	308,167	152
0.668% due 01/25/2021 ~(a)	89,976	645
0.790% due 03/25/2020 ~(a)	39,530	114
0.890% due 01/25/2023 ~(a)	174,460	4,012
1.257% due 06/25/2021 ~(a)	53,762	964
1.425% due 11/25/2019 ~(a)	67,053	192
1.445% due 12/25/2021 ~(a)	96,560	2,533
1.854% due 01/15/2038 ~(a)	44,696	2,924
2.500% due 08/01/2027 - 01/01/2032	13,139	13,260
2.534% due 08/25/2031 •	13	13
2.594% due 03/15/2031 •	1	1
2.794% due 12/15/2046 •	46,667	46,530
2.826% due 03/15/2036 •(a)	1,735	100
2.844% due 06/15/2049	25,331	25,324
3.000% due 09/01/2021 - 02/01/2048	200,440	203,186
3.000% due 03/15/2027 - 10/15/2047 (a)	104,849	16,256
3.000% due 11/01/2046 - 06/01/2049 (n)	1,238,629	1,251,630
3.500% due 08/15/2042 - 06/01/2049	259,945	267,395
3.500% due 12/15/2042 (a)	11,989	2,030
3.500% due 11/01/2047 - 03/01/2049 (n)	2,564,986	2,633,722
3.556% due 11/15/2037 •(a)	10,343	1,586
3.615% due 06/25/2041 ~(a)	3,500	228
3.656% due 08/15/2037 •(a)	1,295	206
3.685% due 12/15/2042 •	4,207	4,568
3.806% due 06/15/2038 - 01/15/2042 •(a)	8,466	1,329
3.904% due 07/25/2044 •	10	10
3.984% due 10/15/2023 •	110	113
4.000% due 08/01/2040 - 04/01/2049	157,891	165,173
4.000% due 02/01/2048 - 05/01/2049 (n)	2,105,848	2,180,342
4.000% due 09/15/2048 (a)	28,674	4,212
4.046% due 03/15/2037 •(a)	6,551	1,156
4.056% due 03/15/2037 - 06/15/2039 •(a)	3,169	570
4.156% due 09/15/2036 •(a)	2,679	419
4.166% due 05/15/2036	2,045	315

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.176% due 09/15/2036 •(a)	1,662	273
4.227% due 05/01/2035 •	22	23
4.235% due 08/01/2034 •	1	1
4.256% due 04/15/2036 •(a)	8,210	1,533
4.273% due 02/01/2037 •	5	5
4.306% due 04/15/2026 •(a)	1,037	94
4.356% due 01/15/2037 •(a)	1,024	158
4.364% due 03/01/2025 •	9	9
4.366% due 07/01/2033 •	11	11
4.475% due 06/01/2033 •	7	7
4.500% due 09/01/2032 •	28	29
4.500% due 06/01/2048	20,300	21,411
4.503% due 09/01/2024 •	4	4
4.508% due 09/01/2037 •	2	2
4.545% due 06/01/2037 •	1	2
4.572% due 09/01/2033 •	64	68
4.575% due 09/01/2037 •	2	2
4.583% due 08/01/2024 •	2	2
4.599% due 01/01/2035 •	79	83
4.600% due 04/01/2036 •	9	9
4.605% due 09/01/2031 •	138	141
4.613% due 09/01/2034 •	34	35
4.620% due 09/01/2037 •	1	1
4.650% due 10/01/2032 •	30	32
4.657% due 02/01/2033 •	1	1
4.661% due 03/01/2031 •	13	13
4.681% due 09/01/2023 •	4	4
4.685% due 07/01/2034 •	58	61
4.689% due 08/01/2036 •	1	1
4.695% due 11/01/2029 •	118	123
4.705% due 05/01/2029 •	21	22
4.718% due 09/01/2037 •	2	2
4.722% due 11/01/2031 •	23	24
4.723% due 05/01/2033 - 01/01/2035 •	54	58
4.745% due 12/01/2037 •	3	3
4.750% due 05/01/2037 •	4	4
4.756% due 12/01/2034 •	12	13
4.756% due 08/15/2036 •(a)	2,779	528
4.760% due 07/01/2025 •	6	6
4.761% due 01/01/2033 •	9	9
4.773% due 09/01/2033 •	3	3
4.806% due 07/15/2034 •(a)	3,194	272
4.831% due 12/01/2033 •	71	75
4.846% due 07/01/2033 •	16	16
4.848% due 01/01/2033 •	2	2
4.865% due 02/01/2036 •	3	3
4.875% due 10/01/2024 •	21	21
4.887% due 03/01/2032 - 04/01/2033 •	157	162
5.000% due 09/01/2022 - 06/01/2049	175,179	186,100
5.000% due 09/01/2031 - 02/01/2049 (n)	113,874	120,663
5.056% due 04/01/2036 •	2	2
5.112% due 01/15/2041 •	1,479	1,741
5.373% due 11/01/2035 •	85	91
5.500% due 08/15/2036 - 06/15/2041	37,698	41,917
5.625% due 08/01/2037 - 10/01/2037	318	342
5.689% due 11/15/2043 •	29,952	34,766
5.849% due 08/15/2044 •	15,841	17,654
6.000% due 12/01/2023 - 02/15/2032	2,028	2,269
6.072% due 02/15/2040 •	605	688
6.500% due 11/15/2021 - 04/15/2029	180	201
6.610% due 05/15/2023 •	5	6
6.750% due 01/15/2024	4	4
7.000% due 05/15/2021 - 09/01/2047	466	501
7.250% due 09/15/2030	23	27
7.500% due 11/15/2021 - 09/15/2030	193	223
8.500% due 06/15/2031	73	87
9.000% due 02/15/2021	1	1
10.889% due 09/15/2034 •	693	750
11.312% due 12/15/2031 - 02/15/2032 •	953	1,240
13.943% due 02/15/2024 •	15	19
14.185% due 11/15/2023 •	18	22
14.705% due 10/15/2031 •	33	42
17.920% due 02/15/2024 •	6	8
Freddie Mac UMBS
2.500% due 12/01/2046 - 09/01/2047	1,058	1,051
3.500% due 07/01/2048 - 04/01/2049 (n)	1,160,590	1,189,117
3.500% due 08/01/2048 - 07/01/2049	173,815	178,127
4.000% due 08/01/2048 - 03/01/2049 (n)	835,340	864,695
4.000% due 11/01/2048 - 12/01/2048	26,076	27,182
4.500% due 11/01/2048 (n)	270,727	284,488
5.000% due 05/01/2049	7,000	7,426
Freddie Mac, TBA 3.500% due 07/01/2049	9,000	9,205
Ginnie Mae
0.448% due 08/16/2048 ~(a)	16,746	322
0.675% due 10/16/2053 ~(a)	5,321	148

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

0.859% due 11/16/2043 ~(a)	46,696	1,559
0.992% due 03/16/2051 ~(a)	912	6
2.907% due 10/20/2062	8,018	8,007
2.937% due 03/20/2063 •	1,343	1,343
3.000% due 01/20/2042 - 11/20/2048	1,813	1,854
3.117% due 07/20/2063 •	6,777	6,786
3.217% due 08/20/2066 •	19,796	19,914
3.237% due 10/20/2066 - 04/20/2068 •	64,820	65,265
3.247% due 09/20/2066 •	9,790	9,858
3.257% due 11/20/2065 - 01/20/2066	35,637	35,841
3.267% due 07/20/2066 - 09/20/2066 •	39,654	39,955
3.297% due 08/20/2066 •	15,644	15,790
3.309% due 05/20/2066	86,596	87,272
3.357% due 04/20/2066 - 11/20/2066	40,850	41,273
3.467% due 03/20/2066 - 01/20/2067 •	44,762	45,482
3.500% due 01/20/2042 - 03/20/2043 (a)	4,014	303
3.500% due 01/20/2045 - 03/15/2048	14,175	14,685
3.500% due 03/20/2046 - 08/20/2047 (n)	275,457	284,419
3.617% due 03/20/2066 •	10,120	10,342
3.625% (H15T1Y + 1.500%) due 06/20/2022 ~	4	4
3.625% due 06/20/2027 - 06/20/2032 •	99	101
3.629% due 04/20/2067 •	47,713	49,011
3.750% due 08/20/2027 - 10/20/2029 •	42	42
4.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	5	5
4.000% due 01/20/2027 - 01/20/2035 •	102	105
4.000% due 06/20/2039 - 02/20/2049	166,472	173,388
4.000% due 03/20/2043 (a)	3,382	346
4.000% due 04/20/2048 - 06/20/2049 (n)	4,322,280	4,484,344
4.000% due 07/20/2049 (c)	161,436	168,254
4.125% (H15T1Y + 1.500%) due 10/20/2025 ~	4	4
4.125% due 12/20/2026 - 12/20/2033 •	63	65
4.250% due 08/20/2033 •	6	6
4.500% due 07/20/2032 - 06/20/2049	70,542	73,748
4.500% due 04/20/2048 - 05/20/2049 (n)	2,010,435	2,097,742
4.500% due 07/20/2049 (c)	27,800	29,152
5.000% due 07/20/2033 - 05/20/2049	18,422	19,376
5.000% due 07/20/2048 - 06/20/2049 (n)	1,664,373	1,742,685
5.000% due 07/20/2049 (c)	14,915	15,709
5.500% due 04/20/2037	97	116
5.625% due 07/20/2037	163	173
6.100% due 06/15/2028 - 03/15/2029	431	472
6.490% due 01/15/2028 - 01/15/2029	553	608
Ginnie Mae, TBA
4.000% due 06/01/2049 - 09/01/2049	417,000	432,295
4.500% due 07/01/2049	60,000	62,549
5.000% due 07/01/2049	6,000	6,273
Small Business Administration
5.370% due 04/01/2028	278	300
7.190% due 12/01/2019	5	5
7.590% due 01/01/2020	5	5
Vendee Mortgage Trust 6.500% due 09/15/2024	45	49
Total U.S. Government Agencies (Cost $51,692,672)		52,113,205
U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
2.250% due 08/15/2046 (p)	4,400	4,152
2.500% due 02/15/2046 (r)	1,675	1,664
2.500% due 05/15/2046 (p)	4,955	4,921
2.750% due 11/15/2047	100	104
2.875% due 08/15/2045 (n)(p)(r)	19,300	20,609
2.875% due 11/15/2046 (n)	542,700	580,127
3.000% due 08/15/2048 (n)	2,575	2,820
3.000% due 02/15/2049 (n)	60,712	66,596
3.625% due 08/15/2043 (n)(p)(r)	679,488	819,633
3.625% due 02/15/2044 (n)(p)	272,200	328,676
3.750% due 11/15/2043 (n)(p)(r)	391,610	481,749
6.250% due 05/15/2030 (p)(r)	845	1,192
U.S. Treasury Inflation Protected Securities (i)
0.125% due 04/15/2020 (p)	35,896	35,524
0.125% due 07/15/2026 (p)	20,347	20,219
0.250% due 01/15/2025 (p)	809	810
0.375% due 01/15/2027 (p)	18,523	18,659
0.500% due 01/15/2028 (n)	4,854	4,936
0.625% due 07/15/2021 (n)(p)	327,826	329,920
0.625% due 01/15/2026 (p)	12,656	12,965
0.625% due 02/15/2043 (n)(p)	5,001	4,853
0.750% due 07/15/2028 (n)(p)	908,754	947,323
0.750% due 02/15/2042 (n)(p)	90,685	91,118
0.875% due 02/15/2047	2,858	2,916
1.375% due 02/15/2044 (n)(p)	81,716	92,861
2.000% due 01/15/2026 (p)	12,531	13,949
2.375% due 01/15/2025 (n)(p)	1,153,168	1,289,058
2.500% due 01/15/2029 (p)	21,334	25,679

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury Notes
1.750% due 11/30/2021 (p)(r)		131,000	131,028
1.750% due 05/15/2023		128,330	128,383
1.875% due 02/28/2022 (p)		129,400	129,862
2.000% due 02/15/2025 (n)(p)		26,628	26,892
2.125% due 02/29/2024 (n)(p)(r)		189,600	192,662
2.250% due 12/31/2023 (n)(p)		441,610	451,003
2.250% due 11/15/2024 (p)		965	987
2.250% due 02/15/2027 (n)(p)(r)		93,100	95,366
2.250% due 08/15/2027 (n)(p)(r)		686,760	703,071
2.250% due 11/15/2027 (p)(r)		227,600	232,912
2.375% due 08/15/2024 (n)(r)		94,235	96,959
2.625% due 02/15/2029 (n)		907,700	956,790
2.750% due 02/28/2025		400	420
2.875% due 05/15/2028 (n)(p)(r)		245,800	263,813
2.875% due 08/15/2028 (n)(r)		327,000	351,270
3.125% due 11/15/2028 (n)(r)		895,100	981,393
Total U.S. Treasury Obligations (Cost $9,573,760)			9,945,844
NON-AGENCY MORTGAGE-BACKED SECURITIES 29.8%
20 Times Square Trust 3.203% due 05/15/2035 ~		138,309	138,868
Adjustable Rate Mortgage Trust
2.584% due 08/25/2036 •		173	114
2.614% due 06/25/2037 •		619	600
2.904% due 10/25/2035 •		78	77
2.904% due 03/25/2036 •		952	446
2.944% due 11/25/2035 •		5,294	5,100
2.944% due 01/25/2036 •		945	896
3.554% due 01/25/2035 •		3,345	3,064
3.554% due 01/25/2035 ^•		4,896	4,254
3.863% due 01/25/2036 ^~		245	235
4.160% due 11/25/2035 ^~		613	560
4.247% due 11/25/2035 ^~		157	153
4.345% due 02/25/2036 ^~		2,014	1,812
4.399% due 01/25/2036 ^~		7,029	6,394
4.425% due 05/25/2035 ~		5,381	5,473
4.430% due 01/25/2036 ^~		1,634	1,551
4.446% due 09/25/2035 ^~		1,274	1,229
4.542% due 03/25/2036 ~		15,749	9,890
4.667% due 07/25/2035 ~		2,029	1,987
4.669% due 08/25/2036 ~		6,240	3,558
4.734% due 11/25/2035 ^~		529	492
American General Mortgage Loan Trust 0.000% due 09/25/2048 (h)		347,673	370,571
American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~		12,002	11,287
2.594% due 09/25/2046 ^•		18,288	17,479
2.594% due 12/25/2046 ^•		33,936	29,952
2.594% due 06/25/2047 ^•		147	139
2.614% due 10/25/2046 •		278	197
3.424% due 11/25/2046 •		112,631	57,003
6.250% due 06/25/2037 ^þ		9,678	8,875
American Home Mortgage Investment Trust
2.684% due 03/25/2046 •		15,498	15,037
2.704% due 11/25/2045 •		330	305
2.724% due 06/25/2046 •		13,232	5,182
4.112% due 10/25/2034 •		2,511	2,509
4.185% due 09/25/2035 •		44,614	29,823
4.213% due 10/25/2034 •		39	40
4.294% due 12/25/2035 •		323	192
4.294% due 11/25/2045 ^•		34,620	25,663
4.544% due 02/25/2045 •		10,098	10,359
5.408% due 09/25/2035 þ		33,684	25,570
Asti Finance SRL 0.359% due 05/27/2050 •	EUR	4,015	4,565
AyT Hipotecario Mixto FTA 0.000% due 09/15/2035 •		326	370
BAMLL Commercial Mortgage Securities Trust
1.248% due 07/05/2043 ~(a)		$3,858	195
3.418% due 07/05/2043		3,840	3,958
Banc of America Alternative Loan Trust
2.804% due 06/25/2046 ^•		54	45
5.500% due 10/25/2033		6,975	7,349
5.500% due 12/25/2035 ^		135	133
5.503% due 11/25/2021 ^~		272	251
6.000% due 03/25/2021 ^		13	12
6.000% due 07/25/2034		23,458	25,579
6.000% due 08/25/2035 ^		1,162	1,139
6.000% due 08/25/2035		7,313	7,530
6.000% due 01/25/2036 ^		18,535	18,997
6.000% due 03/25/2036 ^		3,478	3,496
6.000% due 06/25/2046 ^		231	225
6.000% due 07/25/2046 ^		697	646

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Banc of America Funding Corp. 4.476% due 09/25/2048 ~		16,566	16,880
Banc of America Funding Trust
2.525% due 06/20/2035 ^•		815	613
2.543% due 02/20/2047 •		6,940	6,765
2.684% due 07/25/2037 •		19,915	19,113
2.693% due 09/20/2035 ^•		5,027	3,856
2.694% due 07/25/2037 •		17,000	16,275
2.904% due 07/25/2036 ^•		43	35
2.943% due 05/20/2036 •		94,535	49,046
2.963% due 07/20/2036 •		1,388	1,396
3.749% due 12/20/2034 ~		371	303
4.113% due 09/20/2035 ~		26	26
4.232% due 11/20/2035 ~		4,805	4,261
4.394% due 03/20/2036 ~		529	499
4.438% due 09/20/2035 ^~		370	340
4.466% due 03/20/2036 ~		74	71
4.492% due 10/20/2046 ^~		313	253
4.523% due 09/20/2046 ^~		1,765	1,613
4.597% due 05/20/2036 ^~		197	198
4.604% due 04/20/2035 ~		255	241
4.648% due 01/20/2047 ^~		177	172
4.676% due 05/20/2034 ~		554	559
4.704% due 03/20/2035 ~		138	139
4.793% due 05/25/2035 ~		30	31
4.870% due 05/26/2037 ~		33,297	22,409
5.035% due 07/20/2036 ~		5,184	5,281
5.500% due 09/25/2034		41	41
5.500% due 01/26/2036		7,067	7,067
5.500% due 01/26/2036 ~		2,069	2,051
5.500% due 03/25/2036 ^		115	111
5.888% due 04/25/2037 ^þ		414	393
6.000% due 09/25/2036 ^		2,792	2,643
6.000% due 08/25/2037 ^		7,281	6,885
6.000% due 10/26/2037 ~		11,148	10,735
Banc of America Mortgage Trust
4.211% due 12/25/2034 ~		82	84
4.310% due 07/25/2035 ^~		778	770
4.327% due 09/25/2035 ^~		615	605
4.410% due 10/25/2035 ^~		26	26
4.452% due 11/20/2046 ^~		39	39
4.479% due 02/25/2036 ^~		3,284	3,115
4.491% due 11/25/2035 ^~		189	192
4.503% due 02/25/2035 ~		316	320
4.554% due 05/25/2035 ^~		6,759	6,862
4.643% due 04/25/2035 ^~		529	510
4.650% due 08/25/2034 ~		267	273
4.659% due 09/25/2035 ~		53	53
4.665% due 12/25/2033 ~		46	47
4.689% due 07/25/2034 ~		19	20
4.709% due 01/25/2036 ^~		203	193
4.715% due 06/25/2035 ~		280	270
4.745% due 11/25/2035 ^~		251	241
4.774% due 12/25/2033 ~		116	118
4.787% due 09/25/2033 ~		2,326	2,342
4.861% due 05/25/2034 ~		371	377
4.892% due 01/25/2034 ~		217	223
4.927% due 03/25/2033 ~		204	206
4.973% due 07/20/2032 ~		21	22
5.058% due 02/25/2035 ~		141	143
5.093% due 05/25/2033 ~		17	17
5.146% due 04/25/2033 ~		99	103
5.168% due 05/25/2033 ~		2	2
5.500% due 09/25/2035 ^		200	196
5.500% due 09/25/2035		1,000	980
6.000% due 09/25/2037 ^		292	286
6.000% due 07/25/2046 •		5,496	5,214
6.500% due 10/25/2031		25	26
Bancorp Commercial Mortgage Trust 3.244% due 08/15/2032 •		4,652	4,646
BANK 0.476% due 02/15/2061 ~(a)		215,517	6,214
Bankinter Fondo de Titulizacion de Activos 0.000% due 12/15/2040 •	EUR	2,829	3,189
Bayview Commercial Asset Trust 2.684% due 01/25/2037 •		$79	76
BCAP LLC Trust
1.980% due 11/26/2036 •		6,893	3,202
2.550% due 08/26/2036 ~		18,976	16,610
2.574% due 01/25/2037 ^•		540	517
2.590% due 06/26/2036 ~		4,582	4,489
2.600% due 02/26/2037 •		3,683	3,643
2.624% due 05/25/2047 ^•		7,588	7,191
2.637% due 07/26/2036 ~		363	310
2.710% due 05/26/2037 •		9,923	9,611
2.750% due 05/26/2037 •		16,718	13,849

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.790% due 03/26/2035 ~	1,767	1,586
2.865% due 11/27/2047 ~	47,780	44,137
3.695% due 06/26/2037 ~	11,975	11,857
3.695% due 06/27/2037 ~	10,144	9,782
3.696% due 06/26/2037 ~	1,807	1,647
3.877% due 09/27/2037 •	9,291	9,431
4.035% due 10/26/2035 ~	4,741	3,707
4.048% due 09/26/2035 ~	30	26
4.211% due 12/20/2035 ~	16,114	11,347
4.220% due 02/26/2036 ~	3,633	3,116
4.392% due 05/26/2047 ~	9,606	8,459
4.410% due 10/26/2035 ~	8,040	8,126
4.435% due 05/26/2036 ~	159	158
4.696% due 10/26/2033 ~	19	17
4.709% due 01/26/2036 ~	3,042	2,421
4.716% due 11/26/2035 ~	934	911
4.753% due 02/26/2036 ~	43	41
4.900% due 03/26/2035 ~	68	63
4.993% due 06/26/2035 ~	135	127
5.250% due 02/26/2036 ~	1,177	886
5.250% due 04/26/2037	2,716	2,295
5.750% due 04/25/2037	7,376	5,764
5.953% due 04/26/2037 ~	8,095	6,483
6.000% due 07/26/2036 ~	14,008	10,903
6.000% due 08/26/2037 ~	15,825	14,433
6.198% due 08/26/2022 ~	115	97
6.683% due 12/26/2036 ~	10,065	8,699
Bear Stearns Adjustable Rate Mortgage Trust
3.583% due 11/25/2034 ~	20	18
3.939% due 03/25/2035 ~	46	46
3.976% due 08/25/2047 ^~	1,801	1,641
4.003% due 07/25/2036 ^~	3,834	3,554
4.013% due 09/25/2034 ~	2,176	2,195
4.027% due 06/25/2047 ^~	6,545	6,275
4.113% due 08/25/2047 ^~	3,998	3,567
4.197% due 07/25/2034 ~	240	244
4.238% due 01/25/2035 ~	726	746
4.260% due 02/25/2036 ^~	963	918
4.275% due 08/25/2035 ~	1,414	1,255
4.305% due 08/25/2035 ^~	611	583
4.312% due 02/25/2035 ~	1,655	1,691
4.328% due 08/25/2035 ^•	14,728	13,320
4.343% due 04/25/2034 ~	1,009	1,009
4.351% due 01/25/2035 ~	243	242
4.376% due 03/25/2035 ~	939	932
4.392% due 05/25/2047 ^~	581	551
4.447% due 08/25/2035 ^~	3,236	2,994
4.454% due 02/25/2036 ^~	4,622	4,109
4.499% due 07/25/2034 ~	1	1
4.551% due 02/25/2036 ^~	170	171
4.593% due 04/25/2034 ~	529	536
4.677% due 11/25/2034 ~	940	939
4.706% due 02/25/2036 ^~	75	72
4.740% due 02/25/2033 ~	4	4
4.747% due 10/25/2033 ~	211	216
4.817% due 12/25/2046 •	3,336	3,046
4.845% due 05/25/2037 ~	4,152	4,027
4.870% due 05/25/2034 ~	46	46
4.910% due 02/25/2036 •	114	117
4.944% due 11/25/2034 ~	13	12
4.944% due 08/25/2035 ^~	15,861	15,496
4.992% due 08/25/2035 ~	6,534	6,781
4.993% due 01/25/2035 ~	58	60
5.000% due 04/25/2034 ~	12	12
5.375% due 07/25/2034 ~	68	70
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	43	35
2.564% due 02/25/2034 •	63	64
2.724% due 08/25/2036 •	18,067	19,540
2.724% due 11/25/2036 ^•	5,788	5,906
2.724% due 06/25/2046 ^•	14,507	16,014
2.844% due 07/25/2035 •	106	107
2.844% due 04/25/2036 ^•	7,590	8,814
2.884% due 02/25/2036 •	4,294	4,194
3.044% due 04/25/2034 •	250	252
3.044% due 07/25/2034 •	16	16
3.144% due 11/25/2034 •	9	9
3.334% due 11/25/2034 •	17,392	14,745
3.539% due 04/25/2035 ~	580	536
3.854% due 05/25/2036 ~	16,253	13,388
3.911% due 05/25/2035 ~	2,368	2,316
3.999% due 11/25/2035 ^~	9,721	7,818
4.001% due 01/25/2036 ^~	8,217	8,398
4.016% due 08/25/2036 ^~	4,140	2,822
4.018% due 09/25/2047 ^~	29,399	23,851
4.054% due 09/25/2034 •	6,446	5,508

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.055% due 02/25/2036 ^~		12,362	11,571
4.100% due 09/25/2035 ^~		1,287	851
4.109% due 02/25/2036 ^~		2,505	2,191
4.110% due 11/25/2036 ~		8,670	8,067
4.127% due 01/25/2035 ~		337	287
4.129% due 07/25/2034 •		4,507	4,575
4.156% due 05/25/2036 ~		17,969	13,103
4.159% due 11/25/2035 ^~		17,660	15,512
4.253% due 03/25/2036 ^~		11,923	10,228
4.254% due 08/25/2036 ^~		301	254
4.265% due 04/25/2035 ~		1,169	1,182
4.270% due 09/25/2035 ^~		10,186	8,553
4.286% due 02/25/2036 ^~		1,812	1,765
4.294% due 09/25/2035 ^~		6,582	5,554
4.302% due 07/25/2035 ~		43,595	40,528
4.309% due 04/25/2035 ~		1,290	1,317
4.324% due 01/25/2047 ~		3,015	2,358
4.331% due 01/25/2036 ~		38,211	38,332
4.387% due 06/25/2034 ~		873	897
4.388% due 05/25/2036 ^~		10,149	7,332
4.414% due 02/25/2034 ~		158	166
4.466% due 10/25/2035 ^~		31,760	30,609
4.485% due 05/25/2036 ^~		32	25
4.513% due 01/25/2035 ~		87	89
4.528% due 07/25/2035 ^~		14,211	11,745
4.561% due 08/25/2034 ~		1,734	1,791
4.625% due 05/25/2035 ~		335	342
4.676% due 04/25/2035 ~		968	934
4.734% due 09/25/2034 ~		125	125
4.851% due 09/25/2034 ~		125	127
Bear Stearns Deutsche Bank Trust 1.050% due 09/15/2027 ~(a)		66,244	141
Bear Stearns Mortgage Funding Trust
2.574% due 03/25/2037 •		91,431	85,553
2.584% due 06/25/2037 •		17,112	16,482
2.604% due 11/25/2036 ^•		34,920	37,988
2.604% due 09/25/2046 •		39,393	35,796
2.614% due 06/25/2037 •		98,086	94,935
2.624% due 08/25/2036 •		20,022	19,764
Bear Stearns Structured Products, Inc. Trust
3.801% due 12/26/2046 ^~		217	188
4.284% due 01/26/2036 ^~		11,310	10,053
7.000% due 07/25/2037 ~		34,405	21,508
BellaVista Mortgage Trust 2.640% due 05/20/2045 •		285	231
Business Mortgage Finance PLC 0.069% due 08/15/2040 •	EUR	6,759	7,608
BXP Trust 3.379% due 06/13/2039		$28,700	30,108
CFCRE Commercial Mortgage Trust
1.311% due 04/15/2044 ~(a)		16,440	264
1.316% due 11/10/2049 ~(a)		160,947	10,956
Chase Mortgage Finance Trust
3.758% due 12/25/2037 ^~		632	578
3.974% due 01/25/2036 ^~		726	672
4.131% due 09/25/2036 ^~		20	19
4.162% due 03/25/2037 ^~		5,356	5,269
4.206% due 12/25/2035 ^~		651	630
4.452% due 02/25/2037 ~		91	92
4.500% due 07/25/2037 ~		6	6
4.907% due 07/25/2037 ~		62	64
5.500% due 11/25/2035		1,369	1,339
6.000% due 10/25/2036 ^		700	523
6.000% due 11/25/2036		2,421	1,818
6.000% due 12/25/2036		138	107
6.000% due 02/25/2037 ^		1,875	1,336
6.000% due 03/25/2037 ^		1,069	836
6.000% due 05/25/2037 ^		16,124	12,524
6.250% due 10/25/2036 ^		7,002	5,381
ChaseFlex Trust
2.684% due 05/25/2037 •		29,819	28,614
2.704% due 07/25/2037 •		16,358	14,727
2.744% due 08/25/2037 •		9,006	9,635
4.215% due 08/25/2037 ^þ		1,266	1,259
4.648% due 09/25/2036 ~		7,767	7,707
6.300% due 06/25/2036 ^~		17,594	15,844
Chester Downs & Marina LLC
0.000% due 05/20/2046	GBP	9	144,057
0.894% due 03/17/2046		116,570	102,236
1.694% due 03/17/2046		1,327,095	1,683,782
2.144% due 03/17/2046		125,536	159,824
2.644% due 03/17/2046		116,569	148,466
3.144% due 03/17/2046		71,735	91,398
3.894% due 03/17/2046		35,868	45,741
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.584% due 05/25/2036 •		$260	261

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.634% due 05/25/2036 •		507	493
2.684% due 01/25/2035 •		669	660
2.704% due 08/25/2035 •		79	80
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		5	5
5.500% due 06/25/2037		187	189
5.500% due 07/25/2037		1	0
5.750% due 06/25/2036		187	192
6.000% due 08/25/2036		7,126	7,328
Citigroup Commercial Mortgage Trust
1.674% due 10/10/2049 ~(a)		342,822	26,642
3.244% due 07/15/2032 •		29,952	29,983
3.349% due 02/10/2049		40,000	41,857
3.494% due 07/15/2029 •		12,800	12,746
3.644% due 07/15/2032 •		9,600	9,589
4.244% due 07/15/2032 •		10,800	10,708
4.894% due 07/15/2032 •		16,000	15,808
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 ~		127	125
0.000% due 01/25/2082 (a)(h)		1,093	1,081
2.474% due 01/25/2037 •		344	320
2.570% due 08/25/2036 •		30,097	15,031
2.654% due 09/25/2036 •		1,776	1,751
2.697% due 05/20/2047 •		14,591	12,584
3.023% due 12/25/2035 ~		8,161	7,548
3.190% due 08/25/2035 •		13,074	11,841
3.354% due 09/25/2037 •		4,596	3,532
3.648% due 10/25/2046 ^~		3,306	3,028
4.109% due 09/25/2064 ~		144,402	143,368
4.131% due 09/25/2037 ~		2,662	2,662
4.145% due 01/25/2082 ~		396,638	399,688
4.170% due 03/25/2037 ^~		1,793	1,661
4.214% due 08/25/2035 ~		710	718
4.291% due 09/25/2037 ~		5,725	5,578
4.301% due 11/25/2036 ~		6,973	5,694
4.352% due 11/25/2036 ^~		485	474
4.445% due 07/25/2036 ~		6,319	5,556
4.542% due 10/25/2035 ^~		46	44
4.552% due 08/25/2035 ~		778	792
4.568% due 10/25/2035 ^~		2,693	2,089
4.604% due 07/25/2036 ^~		3,487	3,030
4.637% due 03/25/2035 ~		8,164	7,314
4.652% due 11/25/2036 ^~		8,618	7,680
4.722% due 09/25/2037 ^~		2,639	2,175
4.780% due 06/25/2036 ^~		3,601	3,670
4.799% due 03/25/2036 ^~		4,426	4,302
4.810% due 05/25/2035 •		77	78
4.980% due 03/25/2036 ^•		462	468
5.250% due 03/25/2037 ^		4,113	3,589
5.500% due 12/25/2035 ^		30	30
5.750% due 09/25/2021		3,210	3,210
5.750% due 04/25/2047 ^		5,429	4,531
6.000% due 12/25/2036 ~		25,161	25,173
6.000% due 05/25/2037		3,937	3,580
6.000% due 08/25/2037 ~		17,847	14,143
6.250% due 11/25/2037 ~		2,639	1,946
6.500% due 10/25/2036		8,266	6,561
Citigroup Mortgage Loan Trust, Inc.
4.108% due 12/25/2035 ^~		338	249
4.180% due 02/25/2034 ~		33	32
4.777% due 05/25/2035 ~		385	392
5.130% due 03/25/2034 ~		511	525
6.000% due 05/25/2035		5,851	6,320
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.175% due 09/25/2035 ^~		572	495
CitiMortgage Alternative Loan Trust
3.046% due 02/25/2037 ^•(a)		3,037	499
5.500% due 11/25/2021		49	48
5.500% due 04/25/2022 ^		1,241	1,249
5.750% due 12/25/2036 ^		549	521
5.750% due 03/25/2037 ^		877	870
6.000% due 07/25/2036 ^		511	507
6.000% due 06/25/2037 ^		6,134	6,129
6.000% due 10/25/2037 ^		3,661	3,558
Civic Mortgage LLC 4.349% due 11/25/2022 þ		10,100	10,095
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	7,631	8,451
0.956% due 12/15/2032 •	GBP	873	1,067
CNL Commercial Mortgage Loan Trust 2.894% due 05/15/2031 •		$612	598
Commercial Mortgage Pass-Through Certificates 3.955% due 02/10/2047		3,400	3,623
Commercial Mortgage Trust
0.243% due 04/10/2047 ~(a)		58,814	494
1.290% due 08/10/2047 ~(a)		230,334	10,030

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

1.592% due 10/10/2049 ~(a)	226,562	17,010
2.082% due 07/10/2046 ~(a)	44,323	609
3.140% due 10/10/2036	13,000	13,392
3.546% due 06/10/2047	8,288	8,709
3.550% due 02/10/2049	22,000	22,986
Core Industrial Trust 3.040% due 02/10/2034	45,365	46,430
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034	1,750	1,813
6.000% due 05/25/2036 ^	88	72
6.000% due 08/25/2037 ^~	2,946	2,204
Countrywide Alternative Loan Trust
2.524% due 06/25/2036 •	1,676	1,593
2.524% due 11/25/2036 •	8,372	8,142
2.544% due 06/25/2037 •	21,039	20,463
2.546% due 11/25/2035 •(a)	5,166	598
2.563% due 02/20/2047 ^•	21,580	17,136
2.564% due 06/25/2036 •	20,409	16,885
2.564% due 11/25/2036 •	21,753	20,247
2.564% due 01/25/2037 •	37,194	32,698
2.564% due 07/25/2046 •	12,644	11,728
2.564% due 12/25/2046 ^•	196	197
2.564% due 09/25/2047 •	32,033	31,572
2.573% due 03/20/2047 •	33,139	28,773
2.574% due 11/25/2036 •	6,663	6,481
2.574% due 01/25/2037 ^•	6,339	6,203
2.578% due 12/20/2046 ^•	51,185	46,331
2.583% due 07/20/2046 ^•	9,564	7,568
2.584% due 11/25/2036 •	12,470	11,883
2.584% due 05/25/2047 •	10,605	10,301
2.593% due 05/20/2046 ^•	35,348	29,871
2.593% due 09/20/2046 •	5,208	4,181
2.594% due 09/25/2046 ^•	42,559	39,131
2.594% due 10/25/2046 •	4,056	3,976
2.604% due 02/25/2036 •	2,406	2,198
2.614% due 05/25/2035 •	6,625	6,367
2.614% due 07/25/2046 •	8,630	8,413
2.614% due 04/25/2047 •	18,937	16,865
2.624% due 05/25/2035 •	4,296	4,026
2.624% due 09/25/2047 •	21,248	21,125
2.654% due 12/25/2035 •	10,138	8,448
2.664% due 08/25/2035 •	12,759	9,072
2.674% due 02/25/2036 •	1,720	1,594
2.684% due 12/25/2035 •	477	471
2.684% due 02/25/2037 •	20,636	19,163
2.694% due 11/25/2035 •	2,206	1,828
2.694% due 02/25/2036 ^•	11,330	9,625
2.694% due 05/25/2036 •	7,363	6,476
2.696% due 11/25/2035 ^•(a)	4,716	527
2.698% due 05/25/2035 ^~	4,325	3,136
2.713% due 11/20/2035 •	38,026	37,334
2.714% due 08/25/2035 ^•	1,372	1,225
2.714% due 11/25/2035 •	5,133	5,110
2.734% due 09/25/2035 •	4,238	3,461
2.754% due 09/25/2035 •	12,805	12,635
2.754% due 12/25/2035 ^•	22,547	21,015
2.774% due 02/25/2037 ^•	437	154
2.790% due 09/25/2034 •	298	271
2.804% due 06/25/2036 ^•	97	59
2.846% due 08/01/2036 ^•(a)	12,273	1,945
2.904% due 12/25/2035 ^•	2,854	1,845
2.904% due 04/25/2036 •	8,427	4,553
2.924% due 07/25/2035 •	422	415
2.954% due 11/25/2035 •	5,166	3,548
2.964% due 08/25/2035 •	3,109	2,998
3.023% due 11/20/2035 •	9,606	9,213
3.024% due 10/25/2035 •	64	54
3.064% due 10/25/2035 •	2,149	1,797
3.174% due 11/25/2035 •	5,004	4,906
3.204% due 08/25/2035 •	1,593	1,089
3.204% due 01/25/2036 ^•	2,849	2,442
3.404% due 08/25/2035 ^•	5,445	3,725
3.424% due 10/25/2034 •	9,423	9,230
3.504% due 12/25/2035 •	16,859	15,816
3.604% due 08/25/2035 ^•	106	79
3.814% due 07/20/2035 ^•	4,744	4,571
3.904% due 08/25/2035 •	254	254
3.935% due 08/25/2036 ~	902	942
3.943% due 06/25/2037 ~	163	142
3.979% due 02/25/2035 •	8,904	8,631
3.981% due 12/25/2035 ~	150	146
3.988% due 06/25/2037 ^~	7,712	7,319
4.054% due 08/25/2034 •	6,331	6,087
4.054% due 10/25/2034 •	7,642	7,463
4.061% due 12/25/2034 ~	10,308	10,686
4.064% due 08/25/2035 •	5,897	5,826

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.082% due 11/25/2035 ^~	446	418
4.098% due 12/25/2035 ^~	414	381
4.140% due 08/25/2034 ^~	6,807	6,454
4.149% due 06/25/2035 •	356	340
4.193% due 03/25/2047 ~	5,984	5,755
4.265% due 03/25/2047 ^•	8,373	7,611
4.419% due 02/25/2037 ^~	1,289	1,264
4.554% due 10/20/2035 •	24,654	21,586
4.574% due 10/20/2035 •	20,926	17,866
4.775% due 12/25/2034 ~	2	2
4.967% due 07/25/2021 ^~	8	8
5.000% due 08/25/2035 ^	1,522	1,390
5.250% due 02/25/2021 ^	117	115
5.500% due 03/25/2035	4,218	4,255
5.500% due 05/25/2035	953	911
5.500% due 06/25/2035 ^	245	236
5.500% due 07/25/2035 ^	79	73
5.500% due 08/25/2035	6,685	6,671
5.500% due 09/25/2035 ^	43,947	42,554
5.500% due 11/25/2035 ^	13,294	12,528
5.500% due 12/25/2035 ^	5,207	4,327
5.500% due 01/25/2036	285	256
5.500% due 01/25/2036 ^	11,050	10,830
5.500% due 02/25/2036 ^	975	856
5.500% due 02/25/2036	51,627	45,929
5.750% due 05/25/2036	440	322
5.750% due 08/01/2036 ^	5,690	4,750
5.750% due 03/25/2037	5,876	5,034
5.750% due 07/25/2037 ^	1,363	1,170
5.750% due 04/25/2047 ^	3,108	2,719
6.000% due 02/25/2035	31,205	30,521
6.000% due 02/25/2036	56,494	48,316
6.000% due 02/25/2036 ^	42	34
6.000% due 03/25/2036 ^	13,903	10,804
6.000% due 04/25/2036 ^	15,011	11,278
6.000% due 05/25/2036 ^	10,264	8,369
6.000% due 05/25/2036	4,594	3,647
6.000% due 06/25/2036	11,481	9,331
6.000% due 07/25/2036	14,008	11,889
6.000% due 08/25/2036 ^	6,398	5,703
6.000% due 01/25/2037 ^	1,800	1,801
6.000% due 02/25/2037 ^	4,628	2,939
6.000% due 03/25/2037 ^	3,739	2,681
6.000% due 04/25/2037 ^	11,152	8,120
6.000% due 05/25/2037 ^	15,312	10,919
6.000% due 06/25/2037 ^	701	524
6.000% due 08/25/2037 ^•	7,641	6,240
6.250% due 11/25/2036	5,812	4,469
6.250% due 12/25/2036 ^	3,956	2,755
6.250% due 11/25/2046 ^	2,968	2,465
6.500% due 05/25/2036 ^	3,536	2,791
6.500% due 06/25/2036 ^	1,192	911
6.500% due 08/25/2036 ^	3,173	1,968
6.500% due 09/25/2036 ^	5,285	4,285
6.500% due 09/25/2036	2,260	1,959
6.500% due 12/25/2036 ^	3,189	2,270
6.500% due 08/25/2037 ^	11,655	8,471
6.500% due 09/25/2037 ^	22,598	15,385
6.500% due 11/25/2037 ^	10,654	8,008
7.000% due 08/25/2034 ^	233	247
7.000% due 09/25/2036	28,586	14,413
7.250% due 08/25/2032	186	202
7.500% due 12/25/2034 ^	118	57
Countrywide Asset-Backed Certificates
2.644% due 04/25/2036 ^•	13,040	10,701
2.904% due 03/25/2036 •	15,649	14,951
Countrywide Home Loan Mortgage Pass-Through Trust
2.604% due 04/25/2046 •	546	518
2.674% due 04/25/2035 •	3,855	3,773
2.741% due 02/25/2035 ~	9,555	8,536
2.744% due 03/25/2036 •	17	7
2.754% due 02/25/2036 ^•	6	2
2.862% due 04/25/2035 ~	798	733
2.864% due 05/25/2035 •	425	394
2.904% due 05/25/2036 ^•	3,504	2,050
2.944% due 03/25/2035 •	544	530
2.984% due 04/25/2035 •	7,056	6,877
3.004% due 03/25/2035 ^~	334	295
3.004% due 03/25/2035 •	1,728	1,549
3.004% due 05/25/2035 •	11,568	10,833
3.044% due 03/25/2035 •	24,484	22,627
3.064% due 02/25/2035 •	751	745
3.084% due 02/25/2035 •	1,229	1,187
3.144% due 02/25/2035 •	9,208	8,818
3.164% due 09/25/2034 •	168	169
3.573% due 04/20/2036 ^~	465	430

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.675% due 05/20/2036 ^~	4,318	4,144
3.844% due 09/20/2036 ^~	1,295	1,138
3.845% due 05/20/2036 ^~	4,792	4,084
3.859% due 07/25/2034 ~	152	155
3.865% due 09/25/2034 ^~	57	43
3.865% due 03/25/2037 ^~	290	271
3.883% due 06/20/2036 ~	9,692	8,663
3.927% due 08/25/2034 ~	46	45
3.927% due 08/25/2034 ^~	12	12
3.932% due 05/20/2036 ^~	2,709	2,628
3.963% due 02/25/2047 ^~	8,507	7,742
4.006% due 09/25/2037 ^~	5,654	5,443
4.025% due 09/25/2047 ^~	1,857	1,766
4.042% due 11/20/2035 ~	31,639	27,683
4.046% due 08/20/2035 ^~	10,692	10,489
4.075% due 01/25/2036 ^~	1,880	1,753
4.075% due 01/25/2036 ~	6,004	5,599
4.078% due 10/20/2035 ~	4,308	4,079
4.078% due 10/20/2035 ^~	1,028	973
4.106% due 04/25/2035 ^~	130	117
4.186% due 05/20/2034 ~	69	70
4.230% due 09/20/2034 ~	189	180
4.269% due 11/20/2034 ~	254	260
4.272% due 11/20/2035 ^~	2,316	1,910
4.285% due 02/20/2035 ~	1,032	1,045
4.311% due 06/25/2047 ^~	10,714	10,328
4.355% due 09/25/2034 ~	362	358
4.382% due 10/25/2033 ~	87	89
4.403% due 12/19/2033 ~	16	16
4.418% due 07/19/2033 ~	673	685
4.422% due 05/20/2035 ~	1,706	1,694
4.442% due 04/25/2037 ^~	3,690	3,646
4.571% due 02/20/2036 ^•	803	759
4.592% due 02/20/2036 ^•	3,218	2,862
4.613% due 05/25/2034 ~	130	131
4.642% due 05/19/2033 ~	116	121
4.667% due 02/20/2036 ^•	1,055	980
4.741% due 02/25/2034 ~	163	165
4.743% due 03/25/2035 ~	573	576
4.821% due 02/20/2036 ^•	13,349	10,895
4.855% due 12/25/2033 ~	109	114
4.866% due 06/20/2034 ~	681	701
4.880% due 02/25/2034 ~	16	17
5.250% due 12/25/2027 ^	913	846
5.250% due 07/25/2034	419	426
5.500% due 04/25/2035	36	35
5.500% due 08/25/2035	457	406
5.500% due 08/25/2035 ^	3,536	3,141
5.500% due 09/25/2035 ^	2,856	2,673
5.500% due 10/25/2035 ^	393	369
5.500% due 10/25/2035	142	131
5.500% due 11/25/2035 ^	491	432
5.500% due 01/25/2036	1,471	1,352
5.750% due 08/25/2034	288	292
5.750% due 02/25/2036 ^	834	684
5.750% due 02/25/2037 ^	383	334
5.750% due 03/25/2037 ^	3,522	2,963
5.750% due 05/25/2037 ^	555	455
5.750% due 07/25/2037 ^	3,724	3,162
5.850% due 05/25/2036 ^	3,978	3,197
6.000% due 12/25/2035 ^	26	23
6.000% due 02/25/2037 ^	10,091	8,366
6.000% due 03/25/2037 ^	6,364	5,446
6.000% due 04/25/2037 ^	469	386
6.000% due 05/25/2037 ^	4,536	3,509
6.000% due 07/25/2037	6,842	5,176
6.000% due 07/25/2037 ^	3,273	2,714
6.000% due 08/25/2037 ^	1,247	1,024
6.000% due 09/25/2037	3,135	2,559
6.000% due 10/25/2037 ^	200	182
6.000% due 01/25/2038 ^	12,830	10,546
6.250% due 09/25/2036 ^	3,506	2,654
6.250% due 10/25/2036 ^	149	121
6.500% due 11/25/2036 ^	14,083	9,880
6.500% due 05/25/2037 ^	312	251
6.500% due 10/25/2037 ^	24,608	19,311
6.500% due 11/25/2037 ^	5,305	3,951
6.500% due 12/25/2037	26,943	20,661
6.500% due 11/25/2047	16,528	13,679
Countrywide Home Loan Reperforming REMIC Trust
2.804% due 11/25/2034 •	11,107	10,488
2.804% due 09/25/2035 •	1,607	1,488
5.709% due 01/25/2034	24,193	24,464
Credit Suisse First Boston Mortgage Securities Corp.
0.416% due 05/15/2023 ~(a)	42,601	103
3.054% due 11/25/2031 •	625	526

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.054% due 09/25/2035 ^•	4,387	3,432
3.136% due 06/25/2046 ~	1,025,182	1,067,809
3.554% due 11/25/2034 •	8,522	7,836
4.583% due 04/25/2034 ~	21	21
5.250% due 09/25/2035 ^	956	878
5.750% due 04/22/2033	22	24
6.000% due 01/25/2036 ^	3,849	3,541
6.500% due 01/25/2036	475	278
7.000% due 01/25/2036 ^	4,986	1,630
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.201% due 07/25/2033 ~	52	53
4.553% due 10/25/2033 ~	15	16
5.500% due 10/25/2035	6,840	6,089
5.500% due 10/25/2035 ^	265	237
6.000% due 11/25/2035 ^	248	130
Credit Suisse Mortgage Capital Certificates
2.650% due 05/27/2037 •	15,832	13,604
2.890% due 04/27/2037 ~	15,300	9,595
3.500% due 04/26/2038 ~	8,221	8,286
3.986% due 09/27/2037 •	5,399	5,437
4.000% due 08/27/2037 ~	26,797	26,121
4.247% due 08/27/2037 ~	23,464	21,441
4.301% due 11/26/2036 ~	6,768	5,693
4.331% due 04/26/2047 ~	12,927	8,542
4.716% due 09/26/2036 ~	2,252	2,158
5.203% due 02/27/2047 ~	127,379	85,243
5.561% due 04/25/2036 ~	12,978	12,421
6.000% due 04/26/2037 ~	13,189	11,128
6.000% due 05/27/2037	210	214
7.000% due 08/26/2036	3,172	2,913
7.786% due 07/27/2037 •	1,165	1,080
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.904% due 07/25/2036 •	18,887	12,217
5.000% due 04/25/2037	1,073	1,031
5.500% due 03/25/2037 ^	599	507
6.000% due 08/25/2036 ^	5,194	4,246
6.000% due 02/25/2037 ^	2,623	2,326
6.000% due 06/25/2037	2,383	1,110
6.250% due 08/25/2036 ^	1,127	924
Credit Suisse Mortgage Capital Trust
0.000% due 12/25/2054 (h)	199	197
0.000% due 07/25/2057 (h)	370	368
0.000% due 01/25/2058 (h)	530	525
0.000% due 04/25/2058 (a)(h)	14	14
0.000% due 07/25/2058 (h)	1,492	1,478
0.000% due 10/25/2060 (h)	4,690	4,607
0.000% due 11/25/2076 « (h)	2,213	2,233
3.269% due 07/25/2057 ~	1,041,503	949,008
3.393% due 07/25/2057 (a)	30,149	27,036
3.431% due 10/27/2060 (a)	97,604	90,862
3.453% due 07/25/2058 ~	4,045,960	3,759,338
3.482% due 09/25/2048 (a)	170,354	158,143
3.538% due 01/25/2058 ~	249,920	244,476
3.554% due 10/25/2060 ~	2,303,368	2,142,640
3.586% due 07/25/2049 (a)	60,485	58,328
3.586% due 11/25/2076 «	1,436,526	1,434,817
3.652% due 06/25/2048	1,470,180	1,447,872
3.657% due 07/25/2049 «	1,818,078	1,845,483
3.657% due 07/25/2049 (a)	76,551	77,320
3.726% due 10/25/2058 (a)	19,430	19,470
3.834% due 04/25/2058 ~	676,989	697,093
3.837% due 10/27/2060 (a)	19,783	19,403
3.993% due 10/27/2060 ~	467,248	458,864
4.294% due 12/25/2048 ~	1,148,157	1,174,501
4.473% due 07/25/2050 (a)	97,133	100,150
4.495% due 12/25/2048	456,312	457,658
4.548% due 06/01/2050 ~	2,671,473	2,749,913
4.724% due 09/25/2057 (a)	48,974	50,028
4.789% due 05/27/2053 ~	93,219	97,402
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	1,026
3.617% due 11/15/2048	18,000	18,797
DBUBS Mortgage Trust
0.885% due 11/10/2046 ~(a)	48,774	289
1.229% due 07/10/2044 ~(a)	87,247	1,345
Deutsche ALT-A Securities, Inc. 2.704% due 04/25/2037 •	24,809	15,891
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.534% due 08/25/2047 •	67,796	65,136
2.544% due 07/25/2047 •	14,951	14,221
2.554% due 12/25/2036 •	6,436	5,795
2.554% due 03/25/2037 ^•	24,668	23,291
2.554% due 02/25/2047 •	2,064	1,584
2.564% due 01/25/2047 •	5,932	5,825
2.574% due 02/25/2037 •	4,107	4,041
2.594% due 08/25/2036 •	3,397	3,247

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.594% due 10/25/2036 ^•		18,413	8,884
2.594% due 08/25/2047 •		21,236	20,496
2.604% due 02/25/2047 •		7,256	7,004
2.684% due 08/25/2036 •		15,310	14,759
2.734% due 08/25/2037 ^•		13,863	12,027
2.754% due 06/25/2037 ^•		67,990	59,506
3.154% due 10/25/2047 •		43,008	40,997
3.274% due 04/25/2047 •		27,330	26,153
3.754% due 11/25/2035 •		6,833	7,288
4.325% due 10/25/2035 ~		510	478
5.250% due 09/25/2035 ~		5,327	5,342
5.500% due 11/25/2035 ^~		115	127
5.500% due 12/25/2035 ^		2,642	2,553
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.257% due 06/25/2036 ~		13,151	12,883
5.431% due 02/25/2036 ~		3,576	3,585
5.530% due 02/25/2036 ~		6,146	6,162
5.650% due 10/25/2036 ~		19,530	18,765
5.869% due 10/25/2036 ^þ		1,363	1,309
5.886% due 10/25/2036 ^þ		215	207
5.900% due 10/25/2036 ~		8,448	8,116
6.100% due 10/25/2036 þ		5,819	5,590
6.420% due 07/25/2036 ^~		6,078	5,732
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 4.750% due 06/25/2034 ~		11	11
Downey Savings & Loan Association Mortgage Loan Trust
2.570% due 04/19/2047 ^•		106	97
2.600% due 03/19/2045 •		950	948
2.640% due 02/19/2045 •		3,849	3,839
2.720% due 09/19/2045 •		2,110	1,739
3.170% due 11/19/2044 •		3,073	3,080
3.190% due 11/19/2044 •		107	102
3.210% due 09/19/2044 •		5,909	6,054
3.444% due 04/19/2047 •		9,050	9,127
4.498% due 07/19/2044 ~		570	591
4.626% due 07/19/2044 ~		20	21
Durham Mortgages
0.000% due 03/31/2054 ~	GBP	54,852	74,081
0.000% due 03/31/2054 (h)		38,229	41,990
2.504% due 03/31/2054 •		49,153	61,612
3.004% due 03/31/2054 •		16,383	20,337
4.054% due 03/31/2054 •		23,280	29,129
5.054% due 03/31/2054 •		38,229	48,526
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		63,357	82,680
0.000% due 03/31/2053 (h)		25,336	28,008
2.504% due 03/31/2053 •		44,345	55,668
3.004% due 03/31/2053 •		25,339	31,669
4.054% due 03/31/2053 •		26,325	33,283
5.054% due 03/31/2053 •		38,009	48,179
E-MAC NL BV 1.949% due 07/25/2036 •	EUR	462	495
EMF-UK PLC 1.769% due 03/13/2046 •	GBP	28,181	35,643
Eurosail PLC
0.000% due 09/10/2044 •	EUR	739	837
0.000% due 03/13/2045 •		892	1,002
0.946% due 12/10/2044 •	GBP	4,551	5,708
0.946% due 12/15/2044 •		493	619
0.949% due 03/13/2045 •		2,623	3,278
1.193% due 09/13/2045 •		44,974	55,122
1.559% due 09/13/2045 •		39,870	48,010
1.739% due 06/13/2045 •		5,936	7,491
First Horizon Alternative Mortgage Securities Trust
2.774% due 02/25/2037 •		$241	138
3.146% due 04/25/2037 ^•(a)		3,582	635
3.154% due 04/25/2036 ^•		1,984	1,198
3.830% due 12/25/2035 ~		2,685	2,437
3.929% due 08/25/2035 ^~		1,810	1,646
4.022% due 01/25/2036 ^~		5,291	4,107
4.177% due 02/25/2036 ~		109	92
4.269% due 08/25/2035 ~		11	10
4.273% due 04/25/2036 ^~		2,261	2,142
4.276% due 03/25/2035 ~		612	588
4.278% due 04/25/2035 ~		2,860	2,910
4.352% due 02/25/2035 ~		1,124	1,122
4.366% due 09/25/2035 ^~		1,859	1,805
4.580% due 08/25/2034 ~		444	446
5.250% due 02/25/2021 ^		80	79
5.750% due 02/25/2036 ^		3,781	2,873
6.000% due 07/25/2036		2,573	2,044
6.000% due 07/25/2036 ^		48	38
6.000% due 11/25/2036		1,415	923
6.250% due 11/25/2036		2,728	1,865
6.250% due 08/25/2037 ^		131	100

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

First Horizon Mortgage Pass-Through Trust
4.047% due 10/25/2035 ^~		1,724	1,682
4.367% due 11/25/2037 ^~		91	82
4.518% due 08/25/2035 ~		85	72
4.722% due 01/25/2037 ^~		942	844
4.864% due 05/25/2037 ^~		3,319	2,660
4.875% due 10/25/2035 ~		111	78
5.250% due 05/25/2021 ^		247	176
5.500% due 04/25/2022		13	13
5.750% due 05/25/2037 ^		262	192
Fondo de Titulizacion de Activos UCI 0.880% due 06/19/2035 •	EUR	200	224
Fondo de Titulizacion Hipotecaria UCI 0.000% due 06/22/2036 •		1,272	1,420
Fremont Home Loan Trust 3.315% due 01/25/2034		$2,107	2,115
GE Business Loan Trust 1.174% due 11/15/2034		3,113	3,065
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,994	9,234
GMAC Mortgage Corp. Loan Trust
4.185% due 11/19/2035 ~		278	268
4.346% due 03/18/2035 ~		12	11
4.392% due 11/19/2035 ^~		1,145	1,062
4.659% due 11/19/2035 ~		320	316
4.718% due 03/18/2035 ~		1,690	1,754
5.528% due 03/18/2035 ~		1,108	1,168
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	281	316
0.000% due 03/18/2039 •		4,029	4,520
0.931% due 06/18/2038 •	GBP	248	309
2.532% due 06/18/2039 •		$1,675	1,630
Grecale RMBS SRL 0.188% due 01/27/2061 •	EUR	5,423	6,168
GreenPoint Mortgage Funding Trust
2.564% due 02/25/2037 ^•		$17,410	17,340
2.584% due 01/25/2037 •		9,964	9,566
2.604% due 03/25/2047 •		20,354	19,792
2.614% due 04/25/2036 •		17,862	17,085
2.644% due 08/25/2045 •		361	347
2.724% due 09/25/2046 ^•		4,448	3,435
2.924% due 10/25/2045 •		621	633
2.944% due 11/25/2045 •		72	63
3.024% due 10/25/2045 •		4,426	4,101
Grifonas Finance PLC 0.050% due 08/28/2039 •	EUR	30,198	32,115
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)		$179,000	2,696
3.120% due 05/10/2050		2,700	2,778
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	47,727
GS Mortgage Securities Trust
0.243% due 12/10/2043 ~(a)		84,604	135
0.265% due 12/10/2043 ~(a)		35,931	132
0.701% due 11/10/2049 ~(a)		168,289	4,994
0.762% due 08/10/2046 ~(a)		104,970	2,348
0.816% due 03/10/2044 ~(a)		14,898	143
1.478% due 08/10/2043 ~(a)		125,729	1,303
1.500% due 08/10/2044 ~(a)		12,415	262
2.128% due 01/10/2045 ~(a)		5,901	226
2.360% due 05/10/2045 ~(a)		50,641	1,937
3.278% due 10/10/2048		6,278	6,502
3.365% due 11/10/2047		7,545	7,794
3.801% due 01/10/2047		9,631	10,131
GSC Capital Corp. Mortgage Trust 2.604% due 02/25/2036 ^•		8,986	8,771
GSMPS Mortgage Loan Trust
2.754% due 01/25/2035 •		26,432	24,607
2.754% due 03/25/2035 •		4,142	3,870
2.804% due 06/25/2034 •		41,731	39,917
7.109% due 10/20/2032 ~		16,487	17,019
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		1,019	696
7.500% due 10/25/2036 ~		1,219	816
GSMSC Resecuritization Trust
2.544% due 10/26/2036 •		12,521	10,051
2.565% due 02/26/2037 •		34,046	31,908
2.570% due 04/26/2037 •		56,017	30,981
2.600% due 08/26/2033 •		2,468	2,442
GSR Mortgage Loan Trust
2.664% due 08/25/2046 •		37,685	20,415
2.854% due 07/25/2037 ^•		199	84
4.007% due 12/25/2034 ~		450	224
4.040% due 04/25/2032 •		22	20
4.180% due 04/25/2036 ~		1,328	1,196
4.310% due 08/25/2034 ~		31	30

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.317% due 03/25/2037 ^~		2,023	1,957
4.396% due 01/25/2036 ^~		4,748	4,828
4.440% due 11/25/2035 ~		35	36
4.445% due 04/25/2035 ~		148	149
4.466% due 08/25/2034 ~		1,501	1,494
4.478% due 09/25/2034 ~		19	19
4.495% due 05/25/2035 ~		1,459	1,442
4.528% due 09/25/2035 ~		949	973
4.554% due 07/25/2035 ~		2,441	2,363
4.576% due 11/25/2035 ~		248	201
4.580% due 01/25/2036 ^~		108	107
4.581% due 08/25/2034 ~		481	482
4.612% due 05/25/2035 ~		1,228	1,157
4.633% due 07/25/2035 ~		589	590
4.674% due 07/25/2035 ~		1,548	1,366
4.716% due 11/25/2035 ~		42	42
4.757% due 04/25/2035 ~		59	61
4.789% due 10/25/2035 ^~		2,216	2,115
4.813% due 01/25/2035 ~		642	655
4.967% due 05/25/2035 ~		6,294	6,112
5.000% due 07/25/2036		483	492
5.500% due 03/25/2036		827	902
5.500% due 03/25/2036 ^		1,723	2,052
5.500% due 06/25/2036 ^		23	55
5.500% due 01/25/2037 ^		2,940	3,553
5.750% due 02/25/2036 ^		591	575
5.750% due 02/25/2037 ^		49	62
6.000% due 02/25/2021 ^		1,188	1,021
6.000% due 11/25/2035		333	252
6.000% due 02/25/2036 ^		621	522
6.000% due 03/25/2036		15,875	11,347
6.000% due 06/25/2036 ^		1,359	1,678
6.000% due 07/25/2036		3,780	3,277
6.000% due 09/25/2036 ^		1,934	1,447
6.000% due 01/25/2037 ^		87	78
6.250% due 10/25/2036 ^		24,969	24,943
6.500% due 09/25/2036 ^		1,806	1,415
6.500% due 10/25/2036 ^		939	758
HarborView Mortgage Loan Trust
2.560% due 12/19/2036 ^•		124	116
2.570% due 11/19/2036 •		8,350	8,390
2.570% due 07/19/2046 ^•		177	137
2.580% due 09/19/2037 •		15,401	14,979
2.580% due 02/19/2046 •		2,933	2,952
2.600% due 11/19/2036 •		7,385	6,740
2.610% due 07/19/2047 •		10,695	10,256
2.630% due 12/19/2036 ^•		4,431	4,187
2.663% due 10/20/2045 •		11,970	10,411
2.700% due 11/19/2035 •		1,585	1,524
2.870% due 01/19/2036 ^•		683	580
2.890% due 01/19/2036 •		615	492
2.930% due 07/19/2045 •		12,460	12,221
2.945% due 06/19/2045 ^•		4,908	3,218
2.950% due 02/19/2036 •		6,776	5,725
2.970% due 07/19/2045 •		64	52
3.010% due 08/19/2045 •		644	642
3.030% due 01/19/2035 •		290	282
3.090% due 01/19/2035 •		2,129	1,912
3.101% due 09/19/2035 •		2,243	2,033
3.150% due 01/19/2035 ^•		397	358
3.170% due 12/19/2034 ^•		6,155	5,916
3.190% due 11/19/2034 •		272	267
3.190% due 12/19/2034 ^•		62	59
3.210% due 12/19/2034 ^•		23,550	21,266
3.250% due 11/19/2034 •		23,549	20,765
3.354% due 12/19/2036 ^•		12,581	12,422
3.404% due 10/25/2037 •		23,782	24,285
3.565% due 06/19/2034 •		34	34
3.960% due 06/19/2036 ^~		430	285
3.990% due 12/19/2035 ^~		2,578	1,950
4.261% due 11/19/2034 ~		75	76
4.354% due 06/19/2036 ^~		165	110
4.422% due 07/19/2035 ^~		1,922	1,831
4.425% due 08/19/2036 ^~		996	825
4.785% due 08/19/2034 ~		1,073	1,112
4.908% due 12/19/2035 ^~		16	16
5.011% due 12/19/2035 ~		844	820
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		118,960	3,905
2.828% due 11/05/2035		71,800	72,006
Hipocat FTA 0.000% due 07/15/2036 •	EUR	124	140
HomeBanc Mortgage Trust 2.704% due 05/25/2037 ^•		$66	66
HSI Asset Loan Obligation Resecuritization Trust 6.000% due 08/25/2036		11,598	11,835

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

HSI Asset Loan Obligation Trust
4.121% due 09/25/2037 ^~		15,391	14,564
4.482% due 09/25/2037 ^~		8,806	7,881
4.504% due 01/25/2037 ^~		2,068	1,865
4.638% due 01/25/2037 ~		5,220	4,415
4.680% due 01/25/2037 ^~		250	235
HSI Asset Securitization Corp. Trust
3.364% due 07/25/2035 •		900	885
3.394% due 07/25/2035 •		1,540	572
Hudson's Bay Simon JV Trust 4.906% due 08/05/2034		20,184	20,511
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	28,295	29,541
Impac CMB Trust
2.684% due 10/25/2035 •		$10,008	9,769
2.924% due 04/25/2035 •		3,763	3,752
3.044% due 09/25/2034 •		172	172
3.044% due 03/25/2035 •		10,976	10,904
Impac Secured Assets Trust
2.574% due 01/25/2037 •		2,046	2,013
2.604% due 05/25/2036 •		89	87
2.644% due 03/25/2037 •		38,594	31,306
2.644% due 09/25/2037 ^•		13,764	11,945
2.754% due 05/25/2036 •		1,601	1,617
2.764% due 09/25/2037 •		20,309	17,725
3.804% due 05/25/2036 •		3,995	4,064
IndyMac Adjustable Rate Mortgage Trust 3.902% due 01/25/2032 ~		10	10
IndyMac Mortgage Loan Trust
2.524% due 07/25/2036 •		11,010	10,204
2.534% due 10/25/2036 •		120	114
2.594% due 09/25/2046 •		2,253	2,145
2.604% due 10/25/2036 •		4,689	4,491
2.604% due 06/25/2046 •		26,989	23,825
2.604% due 11/25/2046 •		25,688	24,021
2.614% due 04/25/2046 •		8,149	7,688
2.614% due 05/25/2046 •		57,218	55,955
2.624% due 04/25/2046 •		8,917	8,425
2.634% due 07/25/2046 •		10,988	10,662
2.644% due 06/25/2037 •		1,975	1,958
2.654% due 02/25/2037 •		26,626	20,819
2.704% due 06/25/2037 ^•		11,140	7,100
2.864% due 04/25/2035 •		1,022	968
2.884% due 04/25/2035 •		7,577	7,399
2.924% due 07/25/2035 •		17,647	15,609
2.964% due 03/25/2035 •		1,504	1,474
2.964% due 07/25/2035 •		4,461	2,749
3.004% due 04/25/2034 •		173	174
3.024% due 06/25/2034 •		383	385
3.044% due 02/25/2035 •		295	289
3.044% due 07/25/2045 •		266	252
3.084% due 02/25/2035 •		1,945	1,666
3.123% due 06/25/2037 ~		5,767	4,185
3.184% due 10/25/2036 •		10,591	8,998
3.204% due 08/25/2034 •		78	73
3.204% due 11/25/2034 •		9	8
3.269% due 01/25/2036 ~		1,891	1,734
3.284% due 09/25/2034 •		109	101
3.430% due 01/25/2035 ~		1,007	968
3.432% due 06/25/2037 ^~		18,942	17,650
3.520% due 05/25/2036 ~		20,848	16,863
3.525% due 06/25/2035 ^~		112	102
3.569% due 07/25/2037 ~		25,013	21,072
3.660% due 06/25/2036 ~		30,468	26,636
3.718% due 06/25/2036 ~		277	233
3.730% due 07/25/2036 ~		10,452	9,113
3.736% due 06/25/2036 ~		880	857
3.761% due 10/25/2035 ~		237	214
3.772% due 01/25/2036 ^~		154	138
3.786% due 08/25/2037 ^~		89	78
3.808% due 09/25/2036 ~		4,574	3,775
3.833% due 05/25/2036 ^~		23,601	21,297
3.856% due 11/25/2037 ~		15,555	15,277
3.872% due 09/25/2037 ~		11,244	7,724
3.893% due 05/25/2037 •		60,517	54,702
3.903% due 12/25/2035 ^~		1,698	1,445
3.910% due 11/25/2035 ^~		3,827	3,622
3.924% due 05/25/2037 ^~		26,647	21,400
3.926% due 08/25/2035 ~		6,247	5,692
3.931% due 11/25/2035 ^~		11,402	9,217
3.994% due 09/25/2035 ^~		2,784	2,611
4.024% due 02/25/2036 ~		4,173	3,738
4.045% due 09/25/2036 ~		94	81
4.081% due 08/25/2035 ~		298	275
4.134% due 12/25/2035 ~		10,090	9,266
4.160% due 03/25/2035 ~		36	37

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.254% due 03/25/2035 ~	953	972
4.264% due 03/25/2037 ^~	1,813	1,754
4.318% due 01/25/2037 ~	7,932	7,421
4.334% due 07/25/2035 ~	6,814	5,712
4.359% due 11/25/2035 ^~	536	510
4.483% due 04/25/2035 ~	23	22
4.556% due 01/25/2036 ~	209	210
6.000% due 06/25/2037	18,917	16,491
6.250% due 11/25/2037 ^	2,505	1,855
6.500% due 09/25/2037 ^	115	98
InTown Hotel Portfolio Trust 0.310% due 01/15/2033 ~(a)	217,597	31
JPMBB Commercial Mortgage Securities Trust 0.693% due 08/15/2046 ~(a)	58,680	1,215
JPMDB Commercial Mortgage Securities Trust 0.951% due 12/15/2049 ~(a)	192,104	9,490
JPMorgan Alternative Loan Trust
4.293% due 05/25/2036 ^~	1,243	943
5.500% due 02/25/2021 ^	26	25
5.658% due 05/26/2037 ~	23,505	4,571
6.000% due 12/25/2036 þ	41,722	33,865
6.310% due 08/25/2036 ^þ	46,282	43,865
JPMorgan Chase Commercial Mortgage Securities Corp. 3.194% due 06/15/2032 •	6,406	6,393
JPMorgan Chase Commercial Mortgage Securities Trust
0.513% due 09/12/2037 ~(a)	8,171	23
1.403% due 04/15/2046 ~(a)	127,295	5,201
1.576% due 08/15/2049 ~(a)	164,601	13,107
1.716% due 11/15/2043 ~(a)	81,432	1,086
1.746% due 05/15/2045 ~(a)	134,152	4,992
5.749% due 08/12/2037 ~	13,512	13,705
6.144% due 05/15/2028 •	10,535	10,480
JPMorgan Mortgage Trust
3.970% due 06/25/2037 ^~	6,318	5,575
4.144% due 11/25/2035 ~	29	26
4.151% due 10/25/2036 ~	675	604
4.174% due 08/25/2035 ~	17	17
4.193% due 01/25/2037 ^~	757	734
4.200% due 05/25/2036 ^~	761	756
4.200% due 05/25/2036 ~	812	805
4.201% due 08/25/2036 ^~	5,189	4,860
4.215% due 04/25/2037 ^~	9,708	9,045
4.222% due 11/25/2035 ~	289	283
4.248% due 10/25/2035 ^~	388	360
4.259% due 10/25/2036 ^~	1,714	1,565
4.279% due 02/25/2034 ~	6	6
4.281% due 04/25/2036 ^~	12,289	11,980
4.281% due 04/25/2036 ~	859	865
4.308% due 06/25/2037 ^~	542	508
4.321% due 08/25/2035 ^~	2,195	2,149
4.347% due 09/25/2035 ~	531	528
4.382% due 07/25/2035 ~	27	27
4.392% due 04/25/2036 ^~	1,768	1,635
4.418% due 10/25/2035 ~	228	235
4.425% due 06/25/2035 ~	340	353
4.443% due 10/25/2033 ~	57	59
4.462% due 05/25/2036 ^~	17	17
4.473% due 08/25/2035 ~	1,715	1,804
4.476% due 06/25/2036 ^~	335	300
4.480% due 06/25/2036 ^~	2,299	2,082
4.494% due 04/25/2037 ^~	1,084	1,024
4.512% due 08/25/2036 ^~	1,103	988
4.536% due 07/25/2035 ~	300	307
4.567% due 10/25/2035 ~	12	12
4.586% due 02/25/2036 ^~	3,135	2,849
4.651% due 04/25/2035 ~	100	103
4.656% due 06/25/2035 ~	91	85
4.661% due 07/25/2035 ~	269	278
4.674% due 04/25/2035 ~	423	434
4.686% due 07/25/2035 ~	1,521	1,539
4.697% due 07/25/2035 ~	731	736
4.724% due 02/25/2035 ~	25	26
4.858% due 10/25/2036 ^~	1,751	1,732
5.000% due 06/25/2021 ^	91	85
5.000% due 03/25/2022 ^	28	27
5.500% due 01/25/2021 ^	33	32
5.500% due 03/25/2022 ^	16	16
5.500% due 09/25/2035	4,338	4,316
5.500% due 01/25/2036 ^	1,210	998
5.500% due 08/25/2037 ^	3,668	2,863
5.750% due 03/25/2037 ^	499	371
6.000% due 10/25/2034	5,371	5,398
6.000% due 07/25/2036 ^	4,176	3,641
6.000% due 06/25/2037 ^	15,970	12,253
6.000% due 08/25/2037 ^	125	100
6.500% due 09/25/2035	401	393

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

7.000% due 08/25/2037 ^		1,090	940
JPMorgan Resecuritization Trust 2.600% due 11/26/2036 •		17,525	15,135
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	31,608
1.603% due 02/22/2045 •		365,432	454,008
2.250% due 02/22/2045		26,742	24,773
2.803% due 02/22/2045 •		82,543	101,851
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,302	1,396
0.986% due 06/17/2039 •	GBP	3,746	4,461
1.107% due 04/17/2044 •		25,037	29,805
LB-UBS Commercial Mortgage Trust
0.482% due 02/15/2040 ~(a)		$986	0
5.407% due 11/15/2038 ^		20,750	14,836
5.562% due 02/15/2040 ^~		17,933	10,845
Lehman Mortgage Trust
2.824% due 12/25/2036 •		7,515	3,343
3.004% due 07/25/2036 •		7,471	3,914
3.304% due 12/25/2035 ^•		1,384	1,170
4.296% due 03/25/2037 ^•(a)		17,117	4,984
5.192% due 01/25/2036 ^~		2,934	2,955
5.320% due 12/25/2035 ~		4,097	2,240
5.437% due 07/25/2037 ~		4,051	3,118
5.500% due 11/25/2035 ^		175	166
5.500% due 12/25/2035 ^		48	41
5.734% due 04/25/2036 ^~		4,267	3,799
6.000% due 08/25/2037		3,867	3,963
6.500% due 09/25/2037 ^		6,116	4,027
Lehman XS Trust
2.564% due 03/25/2047 ^•		2,116	2,091
2.594% due 11/25/2046 •		262	251
2.604% due 08/25/2046 ^•		19,864	18,762
2.604% due 11/25/2046 ^•		20,083	19,830
2.604% due 07/25/2047 ^•		16,508	15,978
2.614% due 09/25/2046 •		154	149
3.004% due 12/25/2035 ^•		13	10
5.110% due 07/25/2035 ^þ		1,049	1,065
Ludgate Funding PLC
0.983% due 12/01/2060 •	GBP	5,112	6,171
1.001% due 01/01/2061 •		6,177	7,408
1.441% due 01/01/2061 •		7,961	9,729
Luminent Mortgage Trust 2.604% due 02/25/2046 •		$140	123
Mansard Mortgages PLC 1.436% due 12/15/2049 •	GBP	14,212	17,615
MASTR Adjustable Rate Mortgages Trust
2.500% due 01/25/2034 ~		$147	143
2.644% due 05/25/2037 •		753	473
2.954% due 09/25/2037 •		4,481	2,000
3.084% due 05/25/2047 ^•		3,719	4,005
3.246% due 07/25/2035 ^~		1,483	1,405
3.475% due 07/25/2035 ^~		333	318
3.607% due 09/25/2034 ~		136	130
3.945% due 09/25/2033 ~		497	497
3.999% due 09/25/2035 ^~		974	718
4.170% due 10/25/2034 ~		339	319
4.332% due 11/25/2036 ~		87	95
4.339% due 12/25/2033 ~		481	493
4.500% due 07/25/2034 ~		428	432
4.543% due 01/25/2036 ~		9,306	9,256
4.546% due 05/25/2034 ~		205	212
4.601% due 12/25/2033 ~		142	146
4.663% due 11/21/2034 ~		444	463
4.738% due 06/25/2035 ~		155	151
4.805% due 12/21/2034 ~		120	119
4.829% due 02/25/2036 ~		17	17
4.837% due 04/21/2034 ~		35	37
4.922% due 10/25/2032 ~		67	69
MASTR Alternative Loan Trust
5.500% due 07/25/2034		2,538	2,681
5.500% due 08/25/2034		3,805	4,210
7.000% due 06/25/2034		24	26
MASTR Asset Securitization Trust
5.500% due 06/26/2034		48	49
5.750% due 02/25/2021		108	101
6.000% due 10/25/2022 ~		27	28
6.000% due 06/25/2036 ^		338	327
6.000% due 06/25/2036 ^•		2,679	2,537
MASTR Reperforming Loan Trust
2.754% due 05/25/2035 •		2,223	1,622
2.764% due 07/25/2035 ^•		26,079	20,312
4.382% due 05/25/2036 ~		235	229
MASTR Seasoned Securitization Trust
4.027% due 10/25/2032 ~		355	366
4.286% due 05/25/2032 ~		314	317

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.584% due 10/25/2032 ~		114	118
4.625% due 10/25/2032 ~		25	26
6.500% due 08/25/2032 ~		54	56
MBS Bancaja Fondo de Titulizacion de Activos 0.000% due 02/25/2038 •	EUR	2,105	2,381
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.094% due 11/15/2031 •		$250	253
3.134% due 09/15/2030 •		459	459
Merrill Lynch Alternative Note Asset Trust
2.600% due 02/25/2037 •		1,382	1,384
2.604% due 03/25/2037 •		5,780	2,448
2.704% due 03/25/2037 •		277	119
4.195% due 06/25/2037 ^~		41,985	32,441
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •		181	180
2.672% due 08/25/2036 •		18,142	18,165
2.820% due 01/25/2030 •		24	24
2.864% due 04/25/2029 •		1,071	1,068
2.864% due 03/25/2030 •		133	130
2.900% due 01/25/2029 •		453	446
3.020% due 07/25/2030 •		1,841	1,832
3.064% due 06/25/2028 •		11	11
3.064% due 11/25/2029 •		1,475	1,460
3.084% due 04/25/2028 •		14	14
3.177% due 03/25/2030 •		287	281
3.357% due 10/25/2028 •		75	76
3.377% due 11/25/2029 •		87	88
3.744% due 05/25/2034 ~		107	104
4.019% due 01/25/2029 ~		49	51
4.147% due 01/25/2029 ~		4,773	4,702
4.264% due 05/25/2029 ~		86	87
4.344% due 04/25/2035 ~		80	79
4.347% due 03/25/2036 ^~		3,150	2,287
4.408% due 12/25/2034 ~		418	424
4.431% due 09/25/2035 ^~		72	66
4.435% due 05/25/2036 ~		604	620
4.453% due 02/25/2035 ~		1,815	1,842
4.483% due 02/25/2033 ~		32	31
4.501% due 02/25/2036 ~		4	4
4.523% due 09/25/2033 ~		7	7
4.551% due 09/25/2029 ~		153	154
4.569% due 07/25/2035 ^~		589	475
4.579% due 07/25/2035 ^~		946	935
4.588% due 05/25/2036 ^~		642	649
4.598% due 02/25/2034 ~		112	114
4.600% due 12/25/2034 ~		27	29
4.648% due 12/25/2035 ^~		83	74
4.698% due 06/25/2037 ~		266	272
4.712% due 05/25/2036 ~		115	117
0.000% due 02/12/2051 ~(a)		8,165	0
1.010% due 08/12/2039 ~(a)		239	0
Merrill Lynch Mortgage-Backed Securities Trust
4.302% due 06/25/2037 ^~		15	12
4.690% due 08/25/2036 ^•		10,884	10,818
Morgan Stanley Bank of America Merrill Lynch Trust
1.178% due 02/15/2047 ~(a)		66,691	2,225
1.769% due 11/15/2045 ~(a)		68,885	2,947
3.040% due 04/15/2048		7,200	7,367
Morgan Stanley Capital Trust
0.484% due 11/12/2049 ~(a)		3,531	9
3.340% due 03/15/2049		11,000	11,374
Morgan Stanley Mortgage Loan Trust
2.563% due 06/25/2037 ~		16,031	9,711
2.684% due 01/25/2036 •		1,926	1,486
3.340% due 10/25/2037 ^~		867	666
3.522% due 11/25/2037 ^~		3,635	3,348
3.682% due 07/25/2035 ~		331	311
4.025% due 05/25/2036 ^~		12,055	9,538
4.038% due 09/25/2035 ^~		84	73
4.193% due 11/25/2035 ~		98	75
4.200% due 08/25/2034 ~		1,037	1,032
4.408% due 08/25/2034 ~		21	21
4.415% due 07/25/2034 ~		172	171
4.473% due 07/25/2034 ~		284	292
4.525% due 07/25/2035 ^~		145	139
4.526% due 06/25/2036 ~		855	881
4.533% due 10/25/2034 ~		99	103
4.993% due 12/25/2035 ~		310	255
5.500% due 11/25/2035 ^		89	91
5.750% due 09/25/2022 ^		8	7
6.000% due 08/25/2037 ^		466	363
6.362% due 09/25/2034 ~		1,066	1,200
6.513% due 08/25/2036 ^þ		7,494	3,339
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		13,361	11,298
6.250% due 08/26/2047 ~		16,540	13,727

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Morgan Stanley Resecuritization Trust
2.907% due 06/26/2047 •		39,012	33,877
3.251% due 04/26/2047 •		35,490	18,633
3.406% due 06/26/2047 •		666	556
4.404% due 04/26/2047 ~		7,426	5,124
Mortgage Equity Conversion Asset Trust 2.450% due 05/25/2042 •		108,882	100,419
MortgageIT Securities Corp. Mortgage Loan Trust 2.634% due 06/25/2047 •		22,804	22,284
MortgageIT Trust 2.654% due 11/25/2035 •		8,161	7,626
Motel 6 Trust 3.314% due 08/15/2034 •		36,568	36,616
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	1,387
1.049% due 09/05/2047 ~(a)		53,100	3,779
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034 ^		690	684
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		2,353	2,412
Natixis Commercial Mortgage Securities Trust
3.144% due 02/15/2032 •		78,613	78,497
3.163% due 10/15/2029 ~(a)		78,613	748
3.344% due 02/15/2032 •		20,900	20,875
3.544% due 02/15/2032 •		15,542	15,520
3.821% due 02/15/2039		29,500	31,898
3.894% due 02/15/2032 •		15,903	15,865
4.294% due 02/15/2032 •		25,679	25,616
4.694% due 02/15/2032 •		19,523	19,476
5.144% due 02/15/2032 •		23,342	23,288
Newgate Funding PLC
0.282% due 12/15/2050 •	EUR	606	667
0.932% due 12/15/2050 •		3,293	3,594
0.984% due 12/01/2050 •	GBP	2,346	2,831
1.182% due 12/15/2050 •	EUR	5,510	5,977
1.786% due 12/15/2050 •	GBP	17,481	21,391
2.036% due 12/15/2050 •		4,940	6,034
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.684% due 04/25/2037 •		$162	136
4.099% due 10/25/2035 ~		572	576
4.468% due 02/25/2036 ^~		705	594
4.665% due 08/25/2034 ~		3,386	3,340
4.740% due 02/25/2036 ~		1,306	1,151
5.159% due 03/25/2035 þ		6	7
5.500% due 05/25/2033		3	3
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,338	2,604
6.431% due 08/25/2036 ^~		3,130	1,110
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.000% due 08/27/2047 (h)		207,760	173,616
3.304% due 07/25/2036 •		4,409	4,411
3.958% due 10/26/2036 •		4,861	4,508
6.000% due 07/26/2037		15,426	8,910
7.661% due 10/25/2036 ~		7,565	5,235
NovaStar Mortgage Funding Trust 1.836% due 09/25/2046 •		93,400	50,531
NRPL Trust
0.000% due 05/01/2058 « (h)		1,971	2,029
3.350% due 05/01/2058 «~		462,005	467,058
Paragon Mortgages PLC 1.061% due 01/15/2039 •	GBP	54,187	65,301
Prime Mortgage Trust 7.000% due 07/25/2034		$323	324
Proteus RMBS DAC
0.000% due 10/29/2054 «	EUR	1,219	20,248
0.000% due 10/29/2054 (h)		85,302	50,506
0.143% due 10/29/2054		677,607	770,105
0.593% due 10/29/2054		52,929	60,080
0.793% due 10/29/2054		38,495	43,696
1.443% due 10/29/2054		28,871	32,715
2.693% due 10/29/2054		24,059	27,076
Provident Funding Mortgage Loan Trust
2.984% due 05/25/2035 •		$1,018	1,028
4.484% due 05/25/2035 ~		151	154
4.549% due 10/25/2035 ~		78	79
4.881% due 04/25/2034 ~		49	49
RBSSP Resecuritization Trust
0.931% due 12/26/2036 •		3,595	3,570
2.680% due 02/26/2037 •		2,530	2,519
2.680% due 03/26/2037 •		61,172	50,743
2.714% due 05/28/2047 ~		26,518	22,904
3.399% due 08/26/2045 •		114	103
3.824% due 12/26/2036 ~		22,677	22,407
3.915% due 10/26/2036 ~		14,975	14,492
4.075% due 08/28/2047 ~		171,872	147,880

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.136% due 12/26/2036 ^~		7,057	5,910
4.180% due 12/26/2037 •		24,766	19,167
4.444% due 03/26/2036 ~		11,346	9,046
4.730% due 07/26/2045 ~		14,267	14,720
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	63,014	48,543
Regal Trust 2.666% due 09/29/2031 •		$46	42
Residential Accredit Loans, Inc. Trust
2.554% due 02/25/2047 •		16,553	9,604
2.574% due 01/25/2037 •		5,310	5,014
2.584% due 05/25/2036 •		14,023	13,441
2.584% due 07/25/2036 •		31,667	20,032
2.584% due 09/25/2036 •		15,152	14,400
2.584% due 11/25/2036 •		3,624	2,838
2.584% due 06/25/2046 •		33,122	13,329
2.594% due 09/25/2036 ^•		6,908	6,567
2.604% due 05/25/2047 •		4,442	4,323
2.609% due 09/25/2046 •		5,225	5,029
2.619% due 05/25/2046 •		18,695	17,991
2.654% due 02/25/2036 ^•		13,502	10,626
2.674% due 05/25/2046 ^•		1,351	1,197
2.704% due 08/25/2035 •		5,290	4,780
2.704% due 04/25/2037 •		5,523	4,299
2.734% due 03/25/2037 •		207	60
2.764% due 01/25/2037 ^•		1,118	836
2.804% due 06/25/2036 •		309	236
2.924% due 12/25/2045 •		20,072	16,773
2.964% due 12/25/2045 •		567	495
3.004% due 08/25/2036 •		7,985	6,170
3.104% due 11/25/2035 •		5,662	4,624
3.504% due 01/25/2046 ^•		18,690	17,675
3.752% due 11/25/2037 ~		13,275	12,352
3.864% due 09/25/2045 •		664	625
4.240% due 08/25/2035 ^~		690	448
4.545% due 07/25/2035 ~		10,415	8,797
4.633% due 07/25/2035 ~		5,046	4,007
4.830% due 12/25/2035 ^~		9,080	8,359
5.000% due 09/25/2019		7	7
5.004% due 12/26/2034 ^~		195	127
5.071% due 07/25/2035 ~		19	15
5.500% due 04/25/2035		7,306	7,307
5.500% due 08/25/2035 ^		43	43
5.500% due 06/25/2037		6,877	6,233
5.750% due 12/25/2021 ^		124	121
6.000% due 08/25/2035 ^		765	738
6.000% due 10/25/2035 ^		10,161	7,240
6.000% due 12/25/2035 ^		3,608	3,560
6.000% due 08/25/2036 ^		23,671	22,037
6.000% due 09/25/2036		4,497	4,097
6.000% due 01/25/2037		159	152
6.000% due 02/25/2037 ^		16,160	14,949
6.000% due 03/25/2037 ^		13,669	12,871
6.000% due 05/25/2037 ^		1,826	1,700
6.000% due 05/25/2037		12,769	11,885
6.000% due 06/25/2037 ^		26,141	24,405
6.500% due 08/25/2036		30,852	28,992
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		107	116
7.500% due 12/25/2031		44	46
7.500% due 05/25/2032		37	38
7.500% due 07/25/2032		545	389
Residential Asset Securitization Trust
2.754% due 06/25/2036 •		6,992	2,377
3.104% due 07/25/2036 •		7,165	6,142
5.500% due 07/25/2035		1,287	1,113
5.500% due 09/25/2035 ^		27,731	23,214
6.000% due 11/25/2036 ^		7,217	4,571
6.000% due 01/25/2037 ^		4,005	2,483
6.000% due 03/25/2037 ^		8,069	4,790
6.000% due 04/25/2037		820	727
6.000% due 08/25/2037		809	666
6.250% due 11/25/2036 ^		13,268	8,731
6.500% due 09/25/2036		4,126	2,821
6.500% due 04/25/2037 ^		20,838	10,217
Residential Funding Mortgage Securities, Inc. Trust
4.048% due 09/25/2035 ~		739	683
4.220% due 08/25/2035 ^~		3,277	2,490
5.105% due 09/25/2036 ^~		131	126
5.147% due 10/25/2037 ^~		8,916	7,328
5.250% due 01/25/2036 ^		93	88
5.433% due 04/25/2037 ~		1,581	1,485
5.462% due 07/27/2037 ^~		181	160
5.500% due 03/25/2037 ^		4,002	3,691
5.640% due 10/25/2037 ^~		8,574	7,323
6.000% due 04/25/2037 ^•		194	187

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

6.000% due 04/25/2037 ^		3,702	3,630
6.000% due 10/25/2037 ^		734	602
6.500% due 03/25/2032		38	39
Residential Mortgage Securities PLC 3.055% due 02/14/2041 •	GBP	1,353	1,728
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	6,627	7,209
Ripon Mortgages PLC 1.604% due 08/20/2056 •	GBP	451,181	572,414
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,718	1,841
0.943% due 06/12/2044 •	GBP	15,481	18,580
0.963% due 06/12/2044 •		8,020	9,665
2.586% due 06/12/2044 •		$2,776	2,623
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	47,004
0.257% due 09/28/2055 •		951,732	1,071,151
0.407% due 09/28/2055 •		72,544	76,373
0.657% due 09/28/2055 •		49,462	50,285
1.000% due 09/28/2055 ~		18,400	6,557
1.157% due 09/28/2055 •		29,677	30,262
1.907% due 09/28/2055 •		49,461	47,037
Sequoia Mortgage Trust
2.733% due 07/20/2033 •		$77	75
3.003% due 08/20/2034 •		650	652
3.043% due 06/20/2033 •		317	323
3.133% due 05/20/2034 •		1,658	1,661
3.143% due 10/20/2027 •		3	3
3.143% due 04/20/2033 •		83	83
3.183% due 10/20/2027 •		49	49
3.294% due 11/20/2034 •		177	178
3.555% due 04/20/2033 •		534	527
3.600% due 08/20/2047 ~		7,937	6,938
3.829% due 09/20/2046 ^~		532	438
4.040% due 09/20/2046 ^~		3,392	2,894
4.042% due 07/20/2037 ^~		8,150	7,241
4.175% due 07/20/2037 ~		1,243	1,103
4.335% due 02/20/2047 ~		316	298
Slate PLC 0.000% due 01/24/2051 (h)	GBP	100	48,023
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		$283	270
3.554% due 12/25/2037 ^•		7,648	6,834
3.867% due 09/25/2036 ^~		15,288	11,977
3.868% due 11/25/2035 ^~		817	779
3.874% due 11/25/2035 ^~		115	109
3.942% due 07/25/2037 ^~		44	37
3.953% due 05/25/2036 ^~		5,241	4,460
3.977% due 05/25/2036 ^~		7,366	6,347
4.044% due 10/25/2037 ^•		5,383	4,980
4.058% due 09/25/2036 ^~		16,006	15,998
4.185% due 05/25/2035 ~		32	29
4.191% due 02/25/2036 ^~		3,721	3,579
4.226% due 04/25/2035 ~		73	72
4.232% due 01/25/2037 ^~		5,698	5,229
4.246% due 07/25/2035 ^~		3,446	3,258
4.262% due 01/25/2036 ^~		4,678	3,511
4.270% due 11/25/2035 ~		363	322
4.273% due 03/25/2035 ~		8,279	7,874
4.277% due 12/25/2034 ~		44	43
4.284% due 10/25/2035 ^~		3,847	3,664
4.329% due 08/25/2035 ~		1,436	1,459
4.348% due 09/25/2036 ^~		3,932	3,551
4.377% due 12/25/2035 ~		266	256
4.425% due 02/25/2036 ^~		7,026	5,536
4.475% due 12/25/2034 ~		938	948
4.482% due 05/25/2035 ~		6,149	5,672
4.490% due 10/25/2034 ~		122	125
4.500% due 04/25/2034 ~		8	8
4.518% due 03/25/2036 ^~		1,300	1,209
4.568% due 05/25/2036 ^~		170	164
4.576% due 09/25/2035 ~		3,807	3,709
4.614% due 08/25/2034 ~		17	17
4.692% due 03/25/2035 ~		743	758
4.800% due 09/25/2034 ~		107	111
Structured Asset Mortgage Investments Trust
2.524% due 08/25/2036 •		12,056	11,270
2.584% due 01/25/2037 •		3,610	3,471
2.584% due 07/25/2046 •		12,493	11,734
2.594% due 06/25/2036 •		7,721	7,772
2.594% due 07/25/2046 ^•		9,717	7,922
2.604% due 05/25/2036 •		13,178	12,679
2.604% due 10/25/2036 •		6,052	5,616
2.614% due 04/25/2036 •		27,593	26,974
2.614% due 05/25/2036 •		287	270
2.614% due 08/25/2036 ^•		13,764	13,004

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.614% due 05/25/2046 •		189	164
2.614% due 09/25/2047 ^•		21,814	22,361
2.624% due 09/25/2047 •		19,314	18,747
2.634% due 02/25/2036 •		10,584	9,641
2.634% due 02/25/2036 ^•		51,173	50,237
2.634% due 07/25/2036 ^•		25	11
2.640% due 07/19/2035 •		1,990	1,976
2.684% due 02/25/2036 ^•		18,864	18,115
2.704% due 08/25/2036 ^•		6,089	5,244
2.864% due 05/25/2045 •		1,308	1,306
2.954% due 09/25/2047 ^•		28,577	24,904
3.070% due 05/19/2035 •		1,250	1,248
3.254% due 05/25/2047 •		3,908	3,274
3.468% due 05/25/2047 ^~		39,893	36,264
3.787% due 05/25/2045 ^~		123	100
4.652% due 02/19/2035 ~		4	4
Structured Asset Securities Corp.
2.754% due 03/25/2035 •		3,912	3,643
2.754% due 04/25/2035 •		365	343
4.472% due 12/25/2033 ~		619	632
Structured Asset Securities Corp. Mortgage Loan Trust 3.004% due 10/25/2027 •		245	244
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.410% due 01/25/2034 ~		160	163
4.474% due 11/25/2033 ~		81	82
4.533% due 03/25/2033 ~		140	142
4.613% due 09/25/2033 ~		224	229
4.732% due 07/25/2033 ~		340	350
4.815% due 11/25/2033 ~		267	272
5.404% due 07/25/2032 •		4,916	4,932
Structured Asset Securities Corp. Trust 5.750% due 02/25/2035		2,498	2,545
SunTrust Adjustable Rate Mortgage Loan Trust
4.691% due 02/25/2037 ^~		6,363	6,080
4.735% due 04/25/2037 ^~		2,012	1,638
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •	EUR	18	20
0.000% due 06/22/2045 •		399	452
3.162% due 03/22/2036 •		1,200	1,404
Terwin Mortgage Trust 2.684% due 10/25/2037 •		$35,313	11,934
Theatre Hospitals PLC 3.821% due 10/15/2031 •	GBP	61,754	73,179
4.190% due 12/15/2024 «(l)		1,268	0
Thornburg Mortgage Securities Trust
2.944% due 03/25/2044 •		$116	112
3.452% due 06/25/2047 •		6,554	6,096
4.092% due 10/25/2043 ~		250	249
4.094% due 12/25/2044 ~		44	44
Towd Point Mortgage Funding PLC 2.004% due 02/20/2054 •	GBP	3,771	4,800
Trinity Square PLC 1.971% due 07/15/2051 •		17,129	21,875
UBS Commercial Mortgage Trust 2.246% due 05/10/2045 ~(a)		$151,633	6,956
UBS-Barclays Commercial Mortgage Trust 1.269% due 04/10/2046 ~(a)		75,959	2,672
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	10,331	11,209
1.024% due 10/10/2040 •	GBP	30,799	36,803
Wachovia Mortgage Loan Trust LLC
4.552% due 10/20/2035 ^~		$932	927
4.603% due 03/20/2037 ^~		78	72
4.626% due 08/20/2035 ^~		1,326	1,223
4.666% due 05/20/2036 ~		122	123
4.671% due 10/20/2035 ~		945	891
4.710% due 10/20/2035 ~		145	151
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 07/25/2046 •		10,598	10,195
2.664% due 11/25/2045 •		724	732
2.674% due 12/25/2045 •		3,100	3,153
2.694% due 12/25/2045 •		5,789	5,587
2.734% due 01/25/2045 •		7,202	7,156
2.754% due 01/25/2045 •		122	121
2.844% due 07/25/2044 •		8,454	8,586
2.864% due 04/25/2045 •		7,791	7,712
2.984% due 07/25/2045 •		2,185	2,175
3.084% due 01/25/2045 •		4,510	4,480
3.144% due 11/25/2034 •		2,379	2,400
3.184% due 10/25/2044 •		1,800	1,796
3.184% due 10/25/2045 •		1,870	1,997
3.204% due 10/25/2044 •		2,335	2,314
3.204% due 02/25/2047 ^•		27,327	26,385
3.234% due 01/25/2047 •		1,617	1,666
3.244% due 01/25/2047 ^•		6,969	6,743
3.254% due 06/25/2047 •		6,458	6,202

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.264% due 04/25/2047 •		4,589	4,594
3.279% due 01/25/2037 ^~		4,514	4,259
3.284% due 11/25/2034 •		47	48
3.302% due 12/25/2046 ^•		15,188	14,107
3.318% due 01/25/2037 ^~		6,566	6,084
3.334% due 10/25/2036 ^~		1,541	1,443
3.344% due 11/25/2046 •		14,421	13,506
3.384% due 10/25/2046 ^•		51,020	48,212
3.422% due 05/25/2046 •		9,116	9,356
3.459% due 10/25/2036 ^~		370	351
3.460% due 01/25/2037 ^~		10,559	9,830
3.464% due 09/25/2046 •		8,860	8,200
3.484% due 06/25/2046 •		1,066	1,058
3.484% due 07/25/2046 •		13,813	12,324
3.492% due 05/25/2037 ^~		12,300	10,309
3.494% due 06/25/2046 •		2,661	2,625
3.612% due 11/25/2036 ^~		3,494	3,361
3.696% due 06/25/2037 ^~		6,681	6,296
3.701% due 11/25/2036 ^~		1,184	1,163
3.704% due 11/25/2042 •		222	218
3.708% due 03/25/2037 ^~		29,215	27,334
3.730% due 08/25/2036 ^~		19,256	18,328
3.742% due 06/25/2037 ^~		2,636	2,520
3.819% due 07/25/2037 ^~		16,087	15,049
3.824% due 12/25/2036 ^~		5,216	5,216
3.833% due 12/25/2036 ^~		78	74
3.884% due 08/25/2035 ~		20	19
3.897% due 02/25/2037 ^~		3,667	3,558
3.904% due 08/25/2042 •		120	118
3.910% due 08/25/2046 ^~		93	90
3.923% due 01/25/2036 ^~		479	473
3.941% due 03/25/2037 ^~		15,322	14,929
3.957% due 02/25/2037 ^~		24,897	24,831
3.961% due 02/25/2037 ^~		15,053	14,858
3.981% due 05/25/2037 ^~		1,665	1,628
3.982% due 09/25/2036 ^~		9,196	8,610
3.993% due 10/25/2035 ~		3,723	3,715
3.998% due 07/25/2037 ^~		3,056	2,893
4.045% due 04/25/2037 ^~		20,409	19,919
4.077% due 02/25/2037 ^~		15,451	15,252
4.100% due 09/25/2035 ~		459	466
4.118% due 01/25/2036 ~		4,234	4,030
4.181% due 12/25/2035 ~		13,719	13,688
4.229% due 03/25/2036 ~		3,798	3,724
4.250% due 01/25/2036 ~		1,278	1,290
4.292% due 08/25/2034 ~		890	923
4.394% due 01/25/2035 ~		2,137	2,218
4.458% due 03/25/2035 ~		1,629	1,625
4.512% due 02/25/2033 ~		348	358
WaMu Mortgage-Backed Pass-Through Certificates 3.758% due 12/19/2039 ~		115	116
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	200	175,244
0.000% due 12/21/2049 (h)		7	32,284
1.584% due 12/21/2049 •		428,886	541,094
2.275% due 09/21/2049 •		80,877	103,472
2.284% due 12/21/2049 •		46,014	59,326
2.784% due 12/21/2049 •		23,010	29,225
3.275% due 09/21/2049 •		50,900	64,564
3.284% due 12/21/2049 •		13,146	16,752
3.784% due 12/21/2049 •		13,146	16,428
Washington Mutual Mortgage Pass-Through Certificates Trust
2.594% due 07/25/2046 •		$394	349
2.634% due 12/25/2036 •		6,640	6,025
2.664% due 12/25/2035 •		525	509
2.804% due 07/25/2035 •		1,549	1,376
3.004% due 03/25/2036 ^•		1,795	1,615
3.204% due 01/25/2047 •		27,066	22,771
3.204% due 04/25/2047 •		6,454	5,464
3.224% due 12/25/2046 •		7,958	7,079
3.274% due 04/25/2047 •		9,090	6,948
3.354% due 10/25/2046 ^•		18,528	16,498
3.424% due 09/25/2046 ^•		25,388	22,188
3.444% due 04/25/2046 •		39,096	36,329
3.474% due 05/25/2046 ^•		4,432	3,838
3.725% due 06/25/2033 ~		134	139
3.854% due 09/25/2035 ^•		1,392	1,220
4.313% due 09/25/2036 ^þ		35,417	17,142
4.458% due 10/25/2036 ^þ		73	42
4.657% due 10/25/2036 ^þ		6,964	3,372
5.500% due 06/25/2035		2,720	2,662
5.500% due 08/25/2035		71	70
5.500% due 11/25/2035 ^		618	551
5.750% due 11/25/2035 ^		929	907
5.750% due 01/25/2036 ^		6,423	6,005
6.000% due 11/25/2035 ^		3,238	3,367

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

6.000% due 04/25/2036 ^	3,889	3,634
6.000% due 07/25/2036 þ	1,735	751
6.000% due 04/25/2037	13,546	13,485
6.221% due 07/25/2036 ^þ	26,550	11,482
6.449% due 07/25/2036 ^þ	2,415	1,044
6.500% due 11/25/2035 ^	1,024	818
6.500% due 03/25/2036	17,822	15,055
6.500% due 05/25/2036 ^þ	5,777	5,269
6.500% due 08/25/2036 ^	31,995	24,854
7.500% due 04/25/2033	16	17
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037	914	915
Wells Fargo Commercial Mortgage Trust
1.419% due 11/15/2043 ~(a)	81,651	855
1.834% due 10/15/2049 ~(a)	312,057	28,712
3.125% due 12/15/2036 •	26,021	25,911
3.324% due 01/15/2059	15,000	15,548
3.487% due 11/15/2048	5,000	5,211
Wells Fargo Mortgage Loan Trust
2.610% due 09/27/2047 •	37,927	35,385
4.117% due 12/27/2046 ~	19,408	13,465
Wells Fargo Mortgage-Backed Securities Trust
2.704% due 04/25/2037 ^•	372	338
4.698% due 09/25/2034 ~	65	67
4.711% due 08/25/2036 ^~	804	792
4.730% due 09/25/2034 ~	39	40
4.760% due 10/25/2036 ^~	997	1,006
4.795% due 07/25/2034 ~	145	153
4.803% due 11/25/2037 ^~	66	65
4.859% due 04/25/2036 ^~	157	159
4.862% due 10/25/2034 ~	64	65
4.869% due 07/25/2034 ~	77	81
4.870% due 03/25/2036 ~	52	53
4.904% due 11/25/2034 ~	182	190
4.905% due 10/25/2035 ~	324	331
4.927% due 05/25/2035 ~	236	241
4.936% due 10/25/2034 ~	7	7
4.946% due 08/25/2033 ~	30	30
4.959% due 12/25/2034 ~	34	36
4.966% due 03/25/2036 ^~	514	519
4.976% due 06/25/2035 ~	133	135
4.990% due 06/26/2035 ~	744	759
4.991% due 03/25/2036 ~	764	788
4.992% due 07/25/2036 ^~	663	675
4.994% due 03/25/2035 ~	72	74
4.994% due 06/25/2035 ~	100	102
4.995% due 06/25/2034 ~	146	151
5.002% due 04/25/2036 ^~	402	410
5.008% due 07/25/2036 ^~	23,280	23,754
5.081% due 02/25/2035 ~	225	234
5.085% due 03/25/2035 ~	14,670	15,145
5.088% due 05/25/2036 ^~	2,516	2,623
5.095% due 04/25/2035 ~	330	338
5.116% due 03/25/2035 ~	12	12
5.201% due 04/25/2037 ^~	304	304
5.221% due 03/25/2036 ^~	2,637	2,677
5.222% due 04/25/2036 ~	2,177	2,165
5.500% due 08/25/2035	22	23
5.500% due 11/25/2035	11,426	11,599
5.500% due 03/25/2036	325	320
5.500% due 04/25/2036	89	88
5.500% due 09/25/2037	195	200
5.750% due 03/25/2037 ^	1,062	1,041
6.000% due 06/25/2036 ^	615	615
6.000% due 07/25/2036 ^	89	91
6.000% due 08/25/2036 ^	745	744
6.000% due 09/25/2036 ^	58	57
6.000% due 11/25/2036 ^	219	221
6.000% due 04/25/2037 ^	136	140
6.000% due 06/25/2037 ^	1,437	1,477
6.000% due 07/25/2037 ^	2,010	2,032
6.000% due 08/25/2037 ^	142	144
6.000% due 08/25/2037	4	4
6.000% due 11/25/2037 ^	101	103
12.775% due 03/25/2036 •	87	105
Wells Fargo-RBS Commercial Mortgage Trust
0.590% due 03/15/2047 ~(a)	83,202	1,730
1.399% due 03/15/2047 ~(a)	88,318	3,877
2.257% due 04/15/2045 ~(a)	68,735	2,810
3.184% due 12/15/2045 •	33,586	33,768
Total Non-Agency Mortgage-Backed Securities (Cost $37,020,343)		38,215,800
ASSET-BACKED SECURITIES 20.7%
Aames Mortgage Investment Trust
3.604% due 06/25/2035 •	9,720	9,519

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.129% due 01/25/2035 ^•	54	54
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030	14,319	15,820
Academic Loan Funding Trust 3.204% due 12/26/2044 •	3,300	3,292
Accredited Mortgage Loan Trust
2.624% due 02/25/2037 •	25,211	23,918
2.945% due 09/25/2035 •	7,220	7,032
3.004% due 04/25/2034 •	733	723
3.004% due 07/25/2034 •	5,556	5,532
3.109% due 04/25/2035 •	2,026	2,035
5.210% due 01/25/2034 þ	1,988	2,113
ACE Securities Corp. Home Equity Loan Trust
2.464% due 10/25/2036 •	205	107
2.494% due 07/25/2036 ^•	1,699	616
2.524% due 12/25/2036 •	10,265	5,110
2.534% due 12/25/2036 •	135,185	83,667
2.544% due 07/25/2036 •	77,579	66,989
2.544% due 12/25/2036 •	21,150	13,465
2.554% due 04/25/2036 •	18,274	18,035
2.554% due 07/25/2036 •	30,704	14,718
2.554% due 07/25/2036 ^•	10,688	3,929
2.594% due 02/25/2036 •	43,539	43,161
2.644% due 07/25/2036 •	21,583	10,611
2.674% due 08/25/2036 •	14,237	12,656
3.024% due 02/25/2036 ^•	2,753	2,636
3.064% due 11/25/2035 •	3,635	3,658
3.104% due 08/25/2045 •	3,718	3,678
3.169% due 08/25/2035 •	4,178	4,186
3.204% due 02/25/2034 •	115	116
3.259% due 07/25/2035 •	1,154	1,167
3.304% due 09/25/2033 •	1,965	1,980
3.379% due 06/25/2034 •	10,548	10,685
3.379% due 07/25/2035 •	18,000	18,230
3.394% due 06/25/2035 •	2,998	3,059
3.409% due 07/25/2035 •	17,500	17,701
3.454% due 12/25/2033 •	1,527	1,537
Aegis Asset-Backed Securities Trust 2.644% due 01/25/2037 •	10,015	8,049
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.454% due 01/25/2034 •	588	572
AFC Home Equity Loan Trust
3.004% due 09/27/2027 •	91	90
3.054% due 09/22/2028 •	207	202
3.284% due 02/25/2029 •	308	294
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,112	4,501
2.623% due 12/23/2037 •	10,618	10,034
2.633% due 07/23/2035 •	21,673	21,239
2.663% due 09/23/2037 •	13,921	12,599
2.673% due 12/23/2036 •	23,691	22,033
2.683% due 09/23/2036 •	28,899	26,731
2.703% due 06/23/2036 •	22,870	21,155
2.743% due 07/23/2035 •	3,324	3,274
2.743% due 09/23/2037 •	2,255	1,714
2.793% due 06/23/2036 •	27,500	23,375
2.793% due 12/23/2036 •	7,500	6,150
2.813% due 12/23/2035 •	20,821	17,386
2.843% due 09/23/2036 •	12,000	10,140
2.863% due 07/23/2035 •	15,152	13,637
2.917% due 07/15/2037 •	14,441	13,502
2.943% due 03/23/2035 •	5,000	4,300
2.993% due 12/23/2034 •	4,750	4,228
2.997% due 07/15/2037 •	27,000	22,545
3.093% due 09/23/2038 •	63,822	60,152
3.283% due 07/30/2034 •	7,000	6,335
3.293% due 09/23/2038 •	10,000	8,200
3.347% due 05/01/2034 •	5,763	5,619
Allegro CLO Ltd. 3.803% due 01/30/2026 •	14,896	14,906
Ameriquest Mortgage Securities Trust
2.504% due 10/25/2036 •	9,242	4,142
2.644% due 10/25/2036 •	23,078	10,558
2.774% due 04/25/2036 •	13,000	12,672
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.834% due 01/25/2036 •	15,183	15,251
2.854% due 01/25/2036 •	4,695	4,712
2.984% due 01/25/2036 •	14,093	13,645
3.054% due 08/25/2035 •	11,707	11,856
3.124% due 03/25/2035 •	367	368
3.199% due 03/25/2035 •	9,000	9,063
3.274% due 07/25/2034 •	149	150
3.319% due 01/25/2035 •	1,189	1,194
3.379% due 05/25/2035 •	3,800	3,849
3.394% due 11/25/2034 •	14,624	14,805
3.424% due 10/25/2034 •	3,800	3,844

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.439% due 12/25/2033 •		344	345
3.554% due 08/25/2035 •		14,800	13,288
3.574% due 03/25/2035 •		1,500	1,430
4.129% due 05/25/2034 •		11,176	11,360
5.779% due 11/25/2032 ^•		2,409	2,442
5.929% due 11/25/2032 ^•		13	0
7.654% due 02/25/2033 •		2,279	2,073
Arbour CLO DAC 0.850% due 07/15/2027 •	EUR	76,343	86,831
Argent Securities Trust
2.494% due 07/25/2036 •		$5,937	2,533
2.514% due 09/25/2036 •		8,083	3,294
2.554% due 07/25/2036 •		133,295	95,798
2.579% due 04/25/2036 •		25,858	16,462
2.584% due 04/25/2036 •		7,787	3,263
2.594% due 03/25/2036 •		32	30
2.644% due 06/25/2036 •		6,512	2,377
2.644% due 07/25/2036 •		6,318	2,805
2.644% due 09/25/2036 •		5,050	2,101
2.674% due 05/25/2036 •		18,630	7,243
2.684% due 04/25/2036 •		7,743	3,328
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.894% due 10/25/2035 •		8,000	8,032
3.304% due 10/25/2034 •		3,571	3,578
3.439% due 01/25/2034 •		2,329	2,329
Asset-Backed Funding Certificates Trust
2.514% due 01/25/2037 •		14,726	9,607
2.534% due 01/25/2037 •		62,877	45,018
2.544% due 10/25/2036 •		49,031	43,703
2.544% due 11/25/2036 •		8,476	5,691
2.554% due 09/25/2036 •		16,144	15,920
2.564% due 11/25/2036 •		17,920	10,362
2.564% due 01/25/2037 •		82,658	54,334
2.624% due 01/25/2037 •		49,386	32,759
2.654% due 11/25/2036 •		3,617	2,123
2.684% due 09/25/2036 ^•		26,354	14,916
3.064% due 03/25/2035 •		5,213	5,265
3.079% due 06/25/2035 •		5,568	5,588
3.379% due 06/25/2035 •		11,541	9,665
3.404% due 06/25/2037 •		3,791	3,308
3.529% due 12/25/2032 •		1,012	1,038
Asset-Backed Securities Corp. Home Equity Loan Trust
2.544% due 07/25/2036 •		2,141	2,113
2.554% due 12/25/2036 •		6,463	6,354
2.564% due 05/25/2036 •		2,189	2,183
2.654% due 03/25/2036 •		10,132	8,936
2.824% due 01/25/2036 •		9,425	5,949
3.304% due 06/25/2035 •		15,798	15,852
3.349% due 04/25/2035 •		1,193	1,200
3.349% due 05/25/2035 •		7,794	7,851
3.369% due 12/15/2033 •		4,585	4,634
3.499% due 02/25/2035 •		210	211
4.044% due 03/15/2032 •		298	304
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	49,200	55,804
BankAmerica Manufactured Housing Contract Trust 7.930% due 12/10/2025 ~		$5,000	3,057
Barings Euro CLO BV
0.680% due 07/27/2030 •	EUR	45,400	51,504
1.050% due 07/27/2030		4,400	5,008
Basic Asset-Backed Securities Trust 2.784% due 04/25/2036 •		$4,708	4,126
Bayview Financial Acquisition Trust 2.780% due 05/28/2037 •		6,993	6,584
Bayview Financial Asset Trust
2.927% due 03/25/2037 •		7,086	6,753
3.277% due 03/25/2037 •		3,682	3,610
3.377% due 03/25/2037 •		3,852	3,789
3.627% due 03/25/2037 •		2,093	2,077
3.977% due 03/25/2037 •		1,938	1,968
Bayview Financial Mortgage Pass-Through Trust 3.272% due 04/28/2036 •		4,574	4,332
Bayview Financial Revolving Asset Trust 3.332% due 12/28/2040 •		3,540	3,416
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ		15,208	15,349
4.090% due 02/28/2034 þ		5,404	5,510
4.213% due 10/29/2033 þ		2,911	2,943
Bear Stearns Asset-Backed Securities Trust
2.252% due 09/25/2034 •		102	100
2.514% due 04/25/2031 •		3,731	5,483
2.544% due 10/25/2036 •		3,400	3,398
2.544% due 04/25/2037 •		10,044	10,955
2.554% due 06/25/2036 •		12,257	12,196
2.554% due 11/25/2036 •		2,499	2,455
2.574% due 10/25/2036 •		5,781	5,675

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.574% due 12/25/2036 ^•	8,774	9,341
2.584% due 06/25/2047 •	3,088	3,096
2.594% due 05/25/2037 •	1,074	1,074
2.624% due 06/25/2047 •	14,625	14,610
2.634% due 04/25/2036 •	14,024	17,796
2.644% due 06/25/2047 •	13,400	13,278
2.684% due 04/25/2036 •	541	542
2.704% due 06/25/2036 •	8,700	8,230
2.704% due 02/25/2037 •	18,854	13,633
2.724% due 01/25/2047 •	315	315
2.744% due 05/25/2036 ^•	2,020	1,727
2.754% due 05/25/2037 ^•	14,775	12,722
2.784% due 04/25/2036 •	7,464	9,051
2.784% due 01/25/2037 •	7,766	7,615
2.804% due 09/25/2046 •	4,569	4,438
2.824% due 12/25/2035 •	7,324	7,355
2.834% due 12/25/2035 •	6,836	6,829
2.844% due 12/25/2035 ^•	3,400	3,380
2.854% due 12/25/2035 •	10,821	9,948
2.854% due 08/25/2036 •	8,427	8,316
2.854% due 01/25/2047 •	23,349	22,794
2.894% due 07/25/2035 •	6	6
2.894% due 06/25/2036 •	227	228
2.924% due 12/25/2035 •	22,915	22,687
2.944% due 05/25/2036 •	9,987	6,983
3.064% due 10/25/2032 •	14	14
3.079% due 11/25/2035 ^•	8,235	8,256
3.084% due 10/25/2035 •	17,127	16,977
3.104% due 11/25/2035 ^•	31,790	29,674
3.124% due 07/25/2035 •	1,445	1,454
3.204% due 10/27/2032 •	74	73
3.274% due 02/25/2036 •	5,785	5,537
3.354% due 10/25/2037 •	14,842	14,638
3.379% due 02/25/2034 •	1,013	1,031
3.379% due 08/25/2035 •	2,679	2,689
3.404% due 10/25/2037 •	26,479	26,141
3.404% due 11/25/2042 •	1,155	1,160
3.409% due 06/25/2035 •	20,677	20,736
3.484% due 06/25/2035 •	7,500	7,362
3.504% due 10/25/2033 •	117	114
3.529% due 02/25/2035 •	2,088	2,106
3.554% due 07/25/2036 •	1,014	876
3.754% due 01/25/2036 •	4,485	4,425
3.852% due 10/25/2036 ~	118	99
3.904% due 04/25/2036 •	8,942	8,181
4.154% due 09/25/2035 •	14,627	14,323
4.279% due 08/25/2034 •	741	744
5.500% due 08/25/2035 ~	5,757	4,970
5.500% due 08/25/2036	1,445	1,460
5.750% due 10/25/2033 þ	262	280
6.000% due 06/25/2034 þ	366	384
6.000% due 10/25/2035 þ	7,768	6,958
6.000% due 08/25/2036	6,449	5,771
6.250% due 12/25/2036 þ	11,923	11,059
6.500% due 08/25/2036 ^	3,496	2,241
Bear Stearns Second Lien Trust
2.624% due 08/25/2037 •	7,500	6,948
2.784% due 01/25/2037 •	6,521	6,254
2.844% due 08/25/2037 •	7,656	7,046
BFNS LLC 3.994% due 01/25/2029 •	10,000	10,136
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	950	955
6.530% due 10/15/2028 ~	1,423	1,490
6.975% due 12/15/2029 ~	8,918	2,858
7.180% due 12/15/2029 ~	22,628	7,464
7.575% due 06/15/2030 ~	16,139	5,672
7.935% due 12/15/2030 ~	9,290	9,753
Buckingham CDO Ltd.
2.680% due 04/05/2041 •	679,327	100,880
2.680% due 09/05/2051 •	1,003,036	76,787
Business Jet Securities LLC 4.447% due 06/15/2033	25,333	25,721
Camber PLC 2.762% due 11/09/2053 •	183,696	8,926
Carrington Mortgage Loan Trust
2.554% due 04/25/2036 ^•	71,088	69,323
2.624% due 01/25/2037 •	17,797	14,330
2.654% due 10/25/2036 •	7,498	5,948
2.664% due 02/25/2037 •	14,000	13,200
2.824% due 02/25/2037 •	8,317	7,086
2.874% due 12/25/2035 •	11,398	11,484
CDC Mortgage Capital Trust 3.319% due 11/25/2034 •	105	105
Cent CLO Ltd. 3.912% due 10/29/2025 •	8,317	8,323

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Centex Home Equity Loan Trust
2.724% due 06/25/2036 •	31,200	30,375
3.024% due 09/25/2034 •	688	691
Chase Funding Trust
2.904% due 05/25/2032 •	113	111
3.004% due 07/25/2033 •	9	9
CHEC Loan Trust 3.044% due 06/25/2034 •	182	182
CIT Group Home Equity Loan Trust 3.400% due 12/25/2031 •	177	177
CIT Mortgage Loan Trust
3.780% due 10/25/2037 •	60,006	60,847
3.880% due 10/25/2037 ^•	474	477
3.930% due 10/25/2037 •	30,000	30,498
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •	2,009	1,578
2.484% due 01/25/2037 •	17,103	12,374
2.504% due 12/25/2036 •	4,520	3,473
2.544% due 12/25/2036 •	2,308	2,300
2.564% due 09/25/2036 •	6,947	5,951
2.564% due 12/25/2036 •	9,172	7,120
2.574% due 05/25/2037 •	52,684	43,393
2.584% due 01/25/2037 •	102,175	75,094
2.594% due 05/25/2037 •	45,587	34,486
2.614% due 12/25/2036 •	8,241	8,007
2.654% due 08/25/2036 •	9,616	9,506
2.654% due 12/25/2036 ^•	14,644	13,058
2.654% due 01/25/2037 •	33,263	24,710
2.664% due 03/25/2036 •	5,847	5,427
2.674% due 05/25/2037 •	25,635	22,279
2.854% due 03/25/2037 •	21,391	21,080
3.004% due 12/25/2035 ^•	29,842	29,120
3.109% due 01/25/2036 •	7,204	7,106
4.603% due 10/25/2037 þ	28,534	29,583
5.985% due 05/25/2036 þ	15,374	8,818
Citigroup Mortgage Loan Trust, Inc.
2.664% due 03/25/2037 •	34,174	31,629
2.684% due 11/25/2036 •	20,842	20,797
2.694% due 10/25/2036 •	1,774	1,776
2.704% due 10/25/2036 •	15,436	15,179
2.814% due 10/25/2035 •	9,705	9,742
3.124% due 09/25/2035 ^•	3,411	3,427
3.454% due 02/25/2035 •	888	858
5.249% due 08/25/2035 þ	35	36
Colony American Finance Ltd. 2.554% due 11/15/2048	16,172	16,171
Conseco Finance Corp.
6.280% due 09/01/2030	16,065	17,176
6.320% due 07/01/2030	6,521	6,757
6.440% due 12/01/2030	10,614	11,574
6.540% due 04/01/2029	4,397	4,585
6.660% due 06/01/2030 ~	1,558	1,621
6.760% due 03/01/2030 ~	1,084	1,133
6.810% due 12/01/2028 ~	165	167
7.220% due 03/15/2028 ~	4,828	5,008
7.240% due 11/15/2028 ~	4,977	5,276
7.860% due 03/01/2030 ~	14,724	10,594
Conseco Finance Securitizations Corp.
4.490% due 12/01/2033 •	10,276	10,555
7.360% due 06/01/2030 ~	65,596	40,564
7.360% due 08/01/2032 ~	665	669
7.410% due 05/01/2033 þ(n)	32,582	35,963
7.424% due 03/01/2033 ~	11,455	12,481
7.490% due 07/01/2031 þ	31,338	34,951
7.770% due 09/01/2031 þ	13,131	14,743
7.954% due 12/01/2033 ~	4,581	5,042
7.960% due 05/01/2031	23,102	13,134
7.970% due 05/01/2032	7,185	3,086
8.060% due 09/01/2029 ~	7,310	3,297
8.200% due 05/01/2031	32,164	18,797
8.260% due 12/01/2030 ~	79,149	44,333
8.310% due 05/01/2032 ~	40,877	18,299
8.850% due 12/01/2030 ~	1,831	794
Countrywide Asset-Backed Certificates
2.544% due 05/25/2035 •	44,009	42,707
2.544% due 03/25/2037 •	28,444	28,195
2.544% due 05/25/2037 •	67,150	64,564
2.544% due 06/25/2037 •	28,276	26,817
2.544% due 07/25/2037 ^•	41,342	36,797
2.544% due 07/25/2037 •	85,357	77,772
2.544% due 08/25/2037 •	9,965	9,838
2.544% due 08/25/2037 ^•	96,192	91,421
2.544% due 04/25/2047 •	29,764	29,161
2.544% due 06/25/2047 •	28,124	26,589
2.554% due 01/25/2037 •	2,525	2,527
2.554% due 05/25/2037 •	9,011	8,951

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.554% due 12/25/2046 •	3,169	3,175
2.554% due 04/25/2047 ^•	8,280	8,034
2.554% due 06/25/2047 ^•	19,281	19,193
2.564% due 12/25/2035 ^•	46,122	45,727
2.564% due 09/25/2036 •	4,699	4,710
2.564% due 03/25/2037 •	8,639	8,639
2.564% due 09/25/2046 ^•	7,053	7,023
2.574% due 05/25/2037 •	1,354	1,352
2.574% due 06/25/2037 •	8,800	8,805
2.574% due 06/25/2047 •	1,215	1,212
2.584% due 06/25/2047 •	34,263	33,844
2.584% due 11/25/2047 ^•	41,626	34,714
2.594% due 11/25/2037 •	24,481	23,641
2.604% due 09/25/2037 •	53,332	44,482
2.604% due 06/25/2047 ^•	28,380	25,336
2.604% due 09/25/2047 ^•	45,719	36,117
2.624% due 05/25/2037 •	6,000	5,754
2.624% due 06/25/2037 •	10,000	9,769
2.624% due 09/25/2037 ^•	15,539	13,011
2.624% due 06/25/2047 ^•	40,896	34,442
2.624% due 06/25/2047 •	25,937	25,179
2.624% due 09/25/2047 ^•	18,521	16,510
2.634% due 05/25/2037 •	13,000	12,462
2.634% due 07/25/2037 ^•	46,686	34,009
2.634% due 10/25/2047 •	15,801	15,291
2.644% due 11/25/2036 •	11,924	11,817
2.644% due 03/25/2037 •	24,109	16,119
2.644% due 04/25/2037 •	4,651	3,614
2.644% due 06/25/2037 •	10,372	10,345
2.644% due 12/25/2046 •	32,297	31,475
2.654% due 02/25/2036 •	9,200	8,809
2.654% due 03/25/2036 ^•	9,320	8,611
2.654% due 01/25/2037 •	35,636	34,633
2.654% due 01/25/2046 ^•	35,429	34,080
2.654% due 06/25/2047 •	32,146	30,530
2.654% due 11/25/2047 ^•	18,627	11,331
2.664% due 11/25/2037 •	55,400	52,766
2.684% due 06/25/2047 •	7,800	7,578
2.694% due 11/25/2036 •	15,200	13,398
2.694% due 06/25/2037 •	15,449	14,838
2.694% due 05/25/2047 •	1,995	1,937
2.704% due 07/25/2036 •	598	600
2.704% due 02/25/2037 •	24,010	23,678
2.724% due 10/25/2036 •	2,307	2,232
2.724% due 02/25/2037 ^•	6,000	5,116
2.724% due 05/25/2047 ^•	8,361	5,777
2.734% due 07/25/2036 •	801	760
2.744% due 12/25/2036 ^•	12,496	8,247
2.754% due 03/25/2036 ^•	4,548	4,182
2.774% due 04/25/2036 •	17,587	17,428
2.854% due 03/25/2047 ^•	6,548	4,980
2.904% due 01/25/2036 •	8,000	8,045
2.914% due 02/25/2036 •	18,000	18,045
2.924% due 01/25/2036 •	11,550	11,615
3.064% due 12/25/2035 •	13,300	13,436
3.104% due 12/25/2033 •	1,328	1,318
3.154% due 05/25/2034 •	882	884
3.164% due 01/25/2036 •	2,675	2,600
3.204% due 10/25/2035 •	14,420	14,507
3.264% due 05/25/2033 •	147	147
3.379% due 11/25/2034 •	2,477	2,487
3.454% due 07/25/2033 •	1,126	1,130
3.454% due 11/25/2034 •	6,989	7,025
3.469% due 08/25/2035 •	13,432	13,604
3.654% due 12/25/2034 •	2,725	2,771
3.871% due 04/25/2036 ~	5	5
3.979% due 08/25/2034 •	9,817	8,256
4.234% due 12/25/2035 •	6,500	2,948
4.449% due 02/25/2036 ~	122	122
4.651% due 10/25/2046 ^~	3,898	3,837
4.763% due 07/25/2036 ~	38	39
5.834% due 07/25/2034 ~	73	74
Countrywide Asset-Backed Certificates Trust
2.534% due 04/25/2046 •	37,977	36,138
2.544% due 02/25/2037 •	48,757	46,366
2.544% due 03/25/2037 •	51,988	50,256
2.554% due 02/25/2037 •	1,871	1,873
2.554% due 03/25/2047 ^•	18,222	17,969
2.564% due 03/25/2037 •	5,601	5,571
2.564% due 09/25/2046 •	6,806	6,734
2.594% due 06/25/2047 •	12,645	12,560
2.644% due 02/25/2037 •	20,200	19,906
2.654% due 04/25/2046 ^•	4,196	4,120
2.664% due 09/25/2046 •	7,880	7,551
2.864% due 05/25/2036 •	15,000	14,840
2.874% due 04/25/2036 •	31,420	31,556

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.894% due 04/25/2036 •		43,050	43,014
3.064% due 08/25/2035 •		17,997	17,911
3.124% due 05/25/2036 •		15,750	13,755
3.204% due 08/25/2047 •		40,794	40,785
3.244% due 10/25/2047 •		29,039	29,071
3.304% due 05/25/2036 •		1,075	1,069
3.654% due 07/25/2035 •		7,400	7,510
3.679% due 04/25/2035 •		1,984	2,006
4.693% due 10/25/2035 ~		50	51
5.050% due 02/25/2036 ~		163	168
5.210% due 03/25/2034 ~		3,860	3,915
5.989% due 10/25/2046 ^~		31	30
Countrywide Asset-Backed Certificates Trust, Inc.
3.184% due 11/25/2034 •		514	518
3.259% due 08/25/2034 •		6,291	6,256
3.304% due 11/25/2034 •		467	471
3.409% due 07/25/2034 •		2,615	2,629
4.579% due 07/25/2034 •		266	260
Countrywide Asset-Backed Securities Notes Trust 3.404% due 08/25/2047 •		729	724
Credit Suisse First Boston Mortgage Securities Corp. 4.754% due 08/25/2032 •		174	171
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)		1,679,682	1,550,875
1.000% due 02/25/2056		418	416
Credit-Based Asset Servicing & Securitization LLC
2.524% due 07/25/2037 •		7,343	4,938
2.624% due 07/25/2037 •		6,788	4,614
2.744% due 07/25/2037 •		7,186	4,941
2.824% due 12/25/2035 •		19,631	17,875
3.124% due 01/25/2035 •		7,596	7,603
3.424% due 11/25/2033 •		754	749
3.642% due 12/25/2035 þ		10,076	10,020
3.649% due 06/25/2035 ^þ		37	37
6.780% due 05/25/2035 þ		3,495	3,633
Credit-Based Asset Servicing & Securitization Trust
2.464% due 11/25/2036 •		85	52
2.474% due 01/25/2037 ^•		593	251
2.544% due 10/25/2036 •		19,764	15,697
2.634% due 11/25/2036 •		7,506	4,789
2.654% due 07/25/2036 •		22,000	21,411
3.570% due 01/25/2037 ^þ		251	112
Crown Point CLO Ltd. 3.713% due 07/17/2028		17,700	17,619
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		17,771	7,811
6.089% due 12/25/2036 þ		20,157	7,599
CWHEQ Revolving Home Equity Loan Trust 2.624% due 02/15/2036 •		2,401	2,320
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 03/24/2049		4	4
DFC HEL Trust 4.279% due 12/25/2031 •		2,727	2,723
Duke Funding High Grade Ltd.
2.538% due 08/02/2049 •		797,050	55,794
2.628% due 08/02/2049 •		292,990	20,949
3.026% due 08/02/2049 •		102,000	1,152
Educational Funding Co. LLC 2.830% due 10/25/2029 •		262	261
Educational Funding Trust 3.557% due 02/01/2050		607,029	615,266
Ellington Loan Acquisition Trust 3.454% due 05/25/2037 •		70,839	71,068
EMC Mortgage Loan Trust
3.144% due 05/25/2040 •		68	68
3.344% due 04/25/2042 •		511	509
3.504% due 08/25/2040 •		416	412
3.504% due 11/25/2041 •		28	27
Encore Credit Receivables Trust 3.094% due 07/25/2035 •		7,998	7,792
Equifirst Loan Securitization Trust 2.574% due 04/25/2037 •		54,659	52,436
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ		335	340
FAB UK Ltd. 1.365% due 12/06/2045 •	GBP	6,110	7,396
FBR Securitization Trust 3.094% due 11/25/2035 •		$8,926	8,923
Fieldstone Mortgage Investment Trust
2.550% due 11/25/2036 •		2,175	1,421
2.594% due 05/25/2036 •		38,572	29,920
Finance America Mortgage Loan Trust 3.454% due 09/25/2033 •		184	182
First Franklin Mortgage Loan Asset-Backed Certificates
3.229% due 05/25/2034 •		3,993	3,983
4.114% due 05/25/2034 •		176	173

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

First Franklin Mortgage Loan Trust
2.544% due 12/25/2036 •		4,076	2,394
2.554% due 05/25/2036 •		3,836	3,616
2.554% due 07/25/2036 •		2,801	2,800
2.554% due 12/25/2036 •		16,560	14,645
2.564% due 12/25/2037 •		30,216	26,414
2.594% due 02/25/2036 •		22,165	21,038
2.604% due 02/25/2036 •		199	199
2.624% due 01/25/2038 •		423	311
2.694% due 02/25/2036 •		20,000	19,765
2.714% due 09/25/2036 •		20,034	18,487
2.764% due 11/25/2035 •		36,145	35,172
2.784% due 02/25/2036 •		22,712	21,116
2.810% due 03/25/2036 •		103	103
2.854% due 11/25/2036 •		34,154	34,343
2.874% due 07/25/2035 •		1,337	1,342
2.924% due 06/25/2036 •		16,775	15,002
2.970% due 03/25/2036 •		17,891	13,819
3.004% due 07/25/2035 •		8,092	8,139
3.064% due 05/25/2036 •		741	743
3.139% due 12/25/2034 •		1,697	1,763
3.139% due 09/25/2035 •		7,469	7,520
3.184% due 09/25/2035 •		10,778	10,837
3.229% due 06/25/2034 •		10,889	10,850
3.259% due 04/25/2035 •		5,769	5,794
3.274% due 09/25/2034 •		4,876	4,899
3.304% due 01/25/2035 •		2,960	2,987
3.354% due 07/25/2033 •		3,163	3,093
3.379% due 05/25/2035 •		39,529	38,558
3.409% due 09/25/2035 •		12,600	10,549
3.679% due 07/25/2034 •		18,593	18,734
First NLC Trust 3.109% due 12/25/2035 •		5,109	5,165
Flatiron CLO Ltd. 3.748% due 01/17/2026 •		12,268	12,273
Fremont Home Loan Trust
2.530% due 08/25/2036 •		5,854	2,542
2.534% due 11/25/2036 •		27,096	12,442
2.539% due 10/25/2036 •		13,626	12,838
2.574% due 02/25/2036 •		18,821	17,995
2.574% due 02/25/2037 •		20,398	10,501
2.584% due 04/25/2036 •		1,376	1,334
2.590% due 08/25/2036 •		38,818	17,058
2.624% due 01/25/2037 •		29,525	17,607
2.654% due 05/25/2036 •		7,828	5,502
2.670% due 08/25/2036 •		7,119	3,177
2.674% due 04/25/2036 •		22,370	14,054
2.854% due 01/25/2036 •		43,992	35,488
3.454% due 11/25/2034 •		5,830	5,870
3.559% due 06/25/2035 •		10,069	8,102
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	87,838	71,595
GE-WMC Mortgage Securities Trust
2.444% due 08/25/2036 •		$3	2
2.534% due 08/25/2036 •		5,729	5,645
Goal Structured Solutions Trust 3.054% due 09/25/2041 •		17,163	16,914
Greenpoint Manufactured Housing
6.024% due 06/08/2031 •		13,008	13,026
8.300% due 10/15/2026 ~		2,282	2,416
Greenpoint Manufactured Housing Contract Trust Pass-Through Certificates 4.404% due 11/22/2031 •		14,085	13,977
GSAA Home Equity Trust
2.464% due 05/25/2036 •		7,481	3,082
2.474% due 03/25/2036 •		28	14
2.524% due 06/25/2036 •		58,801	25,297
2.574% due 10/25/2036 •		49,353	23,178
2.574% due 02/25/2037 •		11,168	5,595
2.584% due 03/25/2036 •		27,523	13,893
2.584% due 05/25/2036 •		21,761	9,570
2.644% due 06/25/2036 •		4,011	2,151
2.674% due 10/25/2035 •		384	385
2.674% due 03/25/2036 •		23,091	15,672
2.724% due 04/25/2047 •		18,341	12,360
2.754% due 08/25/2037 •		13,253	12,905
2.774% due 06/25/2035 •		92	93
2.774% due 10/25/2035 •		13,188	13,033
2.894% due 06/25/2035 •		3,000	2,861
2.934% due 08/25/2035 •		4,304	3,994
5.344% due 09/25/2035 ~		294	259
5.772% due 11/25/2036 ^~		9,639	5,140
6.000% due 11/25/2037 ^		616	526
6.448% due 06/25/2036 þ		24,145	11,150
GSAA Trust 2.624% due 05/25/2047 •		2,637	2,085

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

GSAMP Trust
2.474% due 12/25/2036 •	810	477
2.484% due 11/25/2036 •	1,307	783
2.494% due 01/25/2037 •	8,784	6,022
2.544% due 06/25/2036 •	17,700	17,446
2.544% due 08/25/2036 •	27,213	26,445
2.544% due 11/25/2036 •	31,822	19,247
2.554% due 05/25/2046 •	21,824	21,672
2.574% due 12/25/2036 •	6,856	4,095
2.574% due 01/25/2037 •	5,026	4,894
2.584% due 11/25/2035 •	203	43
2.604% due 11/25/2036 •	17,858	10,899
2.644% due 12/25/2035 •	8,143	8,178
2.644% due 06/25/2036 •	5,121	3,477
2.674% due 03/25/2047 •	26,938	25,260
2.704% due 06/25/2036 •	6,664	4,767
2.704% due 10/25/2036 ^•	1,596	123
2.834% due 11/25/2035 •	9,444	9,488
3.049% due 11/25/2035 ^•	13,158	10,054
3.079% due 02/25/2035 •	1,400	1,406
3.139% due 07/25/2045 •	2,238	2,246
3.184% due 07/25/2045 •	19,366	19,373
3.554% due 12/25/2034 •	19,599	19,402
3.604% due 10/25/2034 •	1,384	1,400
GSRPM Mortgage Loan Trust
2.704% due 03/25/2035 •	297	296
2.704% due 09/25/2036 •	291	292
Harley Marine Financing LLC 5.682% due 05/15/2043 «	52,795	43,754
Home Equity Asset Trust
2.589% due 07/25/2037 •	1,015	1,016
2.874% due 01/25/2036 •	5,000	4,806
2.874% due 04/25/2036 •	18,000	17,584
3.104% due 12/25/2033 •	73	72
3.164% due 11/25/2032 •	128	127
3.304% due 11/25/2034 •	614	620
3.604% due 06/25/2032 ^•	1,857	1,852
Home Equity Mortgage Loan Asset-Backed Trust
2.564% due 11/25/2036 •	11,001	9,051
2.594% due 06/25/2036 •	6,150	6,066
2.604% due 07/25/2037 •	13,223	9,147
2.624% due 04/25/2037 •	63,464	50,645
2.644% due 08/25/2036 •	3,115	2,825
2.684% due 06/25/2036 •	8,000	7,496
2.704% due 03/25/2036 •	25,000	23,263
2.724% due 04/25/2037 •	15,127	13,806
2.844% due 03/25/2036 •	5,900	5,670
2.924% due 10/25/2035 •	13,050	12,575
Hout Bay Corp.
2.680% due 07/05/2041 •	486,267	131,292
2.880% due 07/05/2041 •	34,165	2,169
3.010% due 07/05/2041 •	4,046	164
HSI Asset Loan Obligation Trust 4.954% due 12/25/2036 þ	10,425	5,648
HSI Asset Securitization Corp. Trust
2.454% due 10/25/2036 •	2,756	1,471
2.514% due 10/25/2036 •	21,974	11,882
2.544% due 01/25/2037 •	69,944	55,813
2.564% due 03/25/2036 •	4,468	4,458
2.564% due 10/25/2036 •	11,514	6,294
2.564% due 05/25/2037 •	15,153	15,000
2.574% due 12/25/2036 •	32,073	13,000
2.594% due 04/25/2037 •	18,905	12,674
2.644% due 10/25/2036 •	2,565	1,426
2.664% due 04/25/2037 •	7,616	5,160
2.734% due 02/25/2036 •	14,502	13,871
2.754% due 02/25/2036 •	16,250	14,450
2.774% due 01/25/2036 •	4,164	4,168
IMC Home Equity Loan Trust 7.520% due 08/20/2028	33	36
IndyMac Mortgage Loan Trust 2.564% due 07/25/2036 •	34,038	15,366
IXIS Real Estate Capital Trust
2.464% due 05/25/2037 •	6,111	2,128
2.554% due 01/25/2037 •	90,665	44,325
2.564% due 08/25/2036 •	71,941	28,827
2.564% due 05/25/2037 •	36,787	12,982
2.664% due 08/25/2036 •	36,526	14,958
2.804% due 03/25/2036 ^•	13,547	8,592
3.034% due 02/25/2036 •	3,763	3,790
3.349% due 02/25/2035 •	1,542	1,532
JPMorgan Mortgage Acquisition Corp.
2.584% due 03/25/2036 •	19,173	18,979
2.674% due 03/25/2036 •	40,500	37,274
2.694% due 05/25/2035 •	9,034	9,049
2.744% due 02/25/2036 ^•	10,484	10,333

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.989% due 01/25/2036 •	14,000	13,670
3.064% due 09/25/2035 •	8,829	8,847
3.109% due 09/25/2035 •	10,682	10,567
3.334% due 06/25/2035 •	16,467	16,187
JPMorgan Mortgage Acquisition Trust
2.504% due 03/25/2047 •	149	108
2.514% due 08/25/2036 •	3,330	2,478
2.534% due 08/25/2036 •	28,937	28,301
2.539% due 07/25/2036 •	39,336	31,644
2.544% due 11/25/2036 •	17,715	16,168
2.554% due 07/25/2036 •	215	216
2.564% due 06/25/2036 •	2,806	2,811
2.564% due 01/25/2037 •	321	322
2.574% due 04/25/2036 •	2,205	2,207
2.614% due 03/25/2037 •	9,916	9,922
2.634% due 07/25/2036 •	1,160	1,162
2.644% due 08/25/2036 •	28,024	21,289
2.644% due 05/25/2037 •	9,924	8,685
2.664% due 07/25/2036 •	15,220	15,030
2.674% due 07/25/2036 •	14,000	13,607
2.694% due 05/25/2036 •	19,000	16,063
2.724% due 04/25/2036 •	26,803	25,313
4.686% due 10/25/2030 ^þ	1,801	1,312
4.686% due 01/25/2037 ^þ	19	14
5.830% due 07/25/2036 ^þ	6,627	3,250
6.410% due 07/25/2036 ^þ	9,448	4,630
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	26,150	26,818
KGS-Alpha SBA COOF Trust 1.105% due 04/25/2038 «~(a)	28,088	667
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,698	1,751
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (h)	452,779	457,048
0.000% due 04/25/2058 ~	1,285	1,266
0.000% due 08/26/2058 (h)	973	958
0.000% due 01/28/2070 ~	9,095	6,002
3.162% due 12/25/2056 ~	1,226,782	1,133,222
3.777% due 04/25/2058	521,467	517,155
4.001% due 01/25/2058 ~	314,181	322,975
4.101% due 08/26/2058	1,591,332	1,634,222
4.157% due 02/25/2058 ~	1,195,469	1,219,619
4.180% due 01/28/2070 •	911,812	931,427
4.693% due 12/26/2057 ~	790,470	814,288
9.149% due 01/28/2070 ~	374,085	377,567
Lehman XS Trust
2.554% due 04/25/2037 ^•	411	395
2.564% due 05/25/2036 •	31,349	31,984
2.574% due 02/25/2037 ^•	33,877	28,236
2.584% due 02/25/2037 •	22,331	21,950
2.634% due 02/25/2037 •	7,289	4,952
2.684% due 05/25/2036 •	12,194	12,426
6.140% due 04/25/2036 þ	25,464	23,819
Long Beach Mortgage Loan Trust
2.494% due 09/25/2036 •	12,542	5,219
2.504% due 12/25/2036 •	10,073	4,901
2.514% due 11/25/2036 •	7,511	3,383
2.549% due 07/25/2036 •	20,737	16,321
2.554% due 05/25/2036 •	62,552	41,816
2.554% due 06/25/2036 •	73,318	41,154
2.554% due 09/25/2036 •	58,819	44,342
2.559% due 10/25/2036 •	59,953	39,607
2.564% due 08/25/2036 •	33,521	17,614
2.564% due 10/25/2036 •	3,163	1,386
2.564% due 12/25/2036 •	4,203	3,210
2.564% due 05/25/2046 •	13,312	12,093
2.574% due 12/25/2036 •	45,211	22,296
2.604% due 01/25/2036 •	34,132	33,040
2.624% due 02/25/2036 •	29,735	29,170
2.644% due 08/25/2036 •	8,007	4,272
2.664% due 05/25/2036 •	3,721	1,700
2.704% due 01/25/2036 •	43,988	41,743
3.034% due 01/25/2046 •	50,453	49,794
3.049% due 11/25/2035 •	32,486	32,347
3.054% due 09/25/2034 •	636	620
3.164% due 08/25/2045 •	3,130	3,158
3.184% due 08/25/2035 •	557	554
3.199% due 06/25/2034 •	2,596	2,584
3.259% due 07/25/2034 •	2,333	2,323
3.529% due 05/25/2032 •	33	33
3.529% due 07/25/2033 •	3,950	3,974
3.604% due 11/25/2034 •	5,439	5,021
3.634% due 06/25/2033 •	5,998	6,033
5.404% due 11/25/2032 •	9	10
LP Credit Card ABS Master Trust 4.053% due 08/20/2024 •	56,398	55,876

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Madison Avenue Manufactured Housing Contract Trust 5.654% due 03/25/2032 •	5,741	5,856
Marlette Funding Trust
2.690% due 09/17/2029 (c)	27,600	27,613
3.200% due 09/15/2028	13,898	13,940
3.710% due 12/15/2028	12,680	12,812
MASTR Asset-Backed Securities Trust
2.454% due 08/25/2036 •	6,101	2,924
2.454% due 10/25/2036 •	46,746	20,600
2.454% due 11/25/2036 •	8	4
2.454% due 01/25/2037 •	36,222	14,679
2.504% due 08/25/2036 •	12,147	5,116
2.504% due 10/25/2036 •	10,553	6,607
2.504% due 11/25/2036 •	19,381	13,516
2.504% due 01/25/2037 •	37,829	15,463
2.524% due 10/25/2036 •	38,546	17,222
2.534% due 10/25/2036 •	31,996	19,192
2.549% due 10/25/2036 •	67,835	32,990
2.554% due 04/25/2036 •	31,144	13,184
2.554% due 08/25/2036 •	22,946	11,023
2.564% due 10/25/2036 •	4,209	2,663
2.564% due 01/25/2037 •	41,772	17,250
2.604% due 04/25/2036 •	70,689	19,610
2.614% due 11/25/2036 •	4,310	2,108
2.614% due 05/25/2037 •	2,976	2,858
2.644% due 06/25/2036 •	5,521	3,221
2.644% due 08/25/2036 •	57,838	27,298
2.649% due 10/25/2036 •	7,537	3,729
2.694% due 01/25/2036 •	10,810	10,702
2.704% due 05/25/2037 •	10,693	10,246
2.904% due 10/25/2035 ^•	17,452	16,699
3.004% due 01/25/2036 •	1,540	1,547
3.349% due 05/25/2035 •	2,817	2,870
3.554% due 08/25/2037 •	29,770	26,795
7.054% due 05/25/2033 •	4,786	4,786
MASTR Specialized Loan Trust
2.664% due 02/25/2036 •	5,132	5,101
2.774% due 01/25/2037 •	13,698	7,750
Mercury CDO Ltd.
2.793% due 12/08/2040 •	14,545	14,479
3.303% due 12/08/2040 •	6,000	1,071
Merrill Lynch First Franklin Mortgage Loan Trust
2.574% due 04/25/2037 •	3,858	2,133
2.574% due 05/25/2037 •	36,833	27,884
2.644% due 05/25/2037 •	65,046	49,702
2.654% due 04/25/2037 •	30,975	17,377
2.724% due 05/25/2037 •	40,644	31,384
Merrill Lynch Mortgage Investors Trust
2.464% due 11/25/2037 •	4,786	2,494
2.554% due 08/25/2037 •	8,202	7,869
2.554% due 11/25/2037 •	29,200	15,611
2.564% due 03/25/2037 •	6,748	3,093
2.564% due 04/25/2037 •	15,153	9,124
2.804% due 12/25/2036 •	1,000	857
2.854% due 02/25/2047 •	34,876	25,620
2.864% due 08/25/2036 •	15,600	15,517
3.124% due 05/25/2036 •	759	752
3.154% due 06/25/2036 •	4,521	4,553
3.334% due 07/25/2035 •	13,801	13,938
MESA Trust 5.629% due 11/25/2031 ^•	989	782
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	5,111	5,263
6.005% due 08/15/2037	2,028	2,203
Mid-State Trust 4.864% due 07/15/2038	821	883
MMcapS Funding Ltd. 2.970% due 12/01/2035 •	9,100	7,872
Monroe Capital BSL CLO Ltd. 3.643% due 05/22/2027 •	146,630	146,702
Morgan Stanley ABS Capital, Inc. 3.484% due 03/25/2033 •	43	43
Morgan Stanley ABS Capital, Inc. Trust
2.484% due 09/25/2036 •	295	164
2.504% due 10/25/2036 •	5,514	3,390
2.504% due 11/25/2036 •	2,259	1,619
2.514% due 03/25/2037 •	3,675	1,995
2.534% due 09/25/2036 •	56,418	33,354
2.534% due 10/25/2036 •	23,979	23,170
2.534% due 12/25/2036 •	60,780	40,505
2.534% due 01/25/2037 •	28,361	16,092
2.544% due 08/25/2036 •	37,645	23,177
2.544% due 10/25/2036 •	46,691	28,876
2.544% due 11/25/2036 •	3,614	2,259
2.544% due 05/25/2037 •	363	326
2.554% due 09/25/2036 •	16,836	8,358

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.554% due 10/25/2036 •	20,244	12,790
2.554% due 12/25/2036 •	1,259	782
2.564% due 03/25/2036 •	27,590	27,467
2.564% due 09/25/2036 •	31,015	17,487
2.584% due 02/25/2037 •	29,452	14,047
2.584% due 03/25/2037 •	32,728	17,934
2.584% due 05/25/2037 •	19,556	17,622
2.604% due 02/25/2037 •	11,249	6,863
2.624% due 10/25/2036 •	1,701	1,064
2.624% due 11/25/2036 •	14,645	9,243
2.634% due 09/25/2036 •	4,716	2,694
2.634% due 10/25/2036 •	11,563	7,382
2.634% due 02/25/2037 •	35,781	17,185
2.654% due 04/25/2036 •	20,582	19,756
2.654% due 08/25/2036 •	15,129	9,526
2.654% due 03/25/2037 •	53,038	29,337
2.654% due 05/25/2037 •	16,941	15,353
2.664% due 05/25/2037 •	11,870	9,426
2.674% due 03/25/2036 •	10,763	10,734
2.714% due 12/25/2035 •	21,522	21,439
2.734% due 02/25/2037 •	9,804	6,085
2.804% due 12/25/2035 •	12,427	11,209
3.019% due 11/25/2035 •	17,827	17,858
3.144% due 01/25/2034 •	6,533	6,570
3.214% due 04/25/2034 •	2,122	2,127
3.304% due 05/25/2034 •	5,607	5,658
3.334% due 07/25/2035 •	7,500	7,505
3.394% due 06/25/2035 •	18,300	18,365
3.424% due 10/25/2033 •	1,380	1,386
3.424% due 11/25/2034 •	116	117
3.464% due 09/25/2034 •	323	323
3.654% due 07/25/2037 •	14,010	13,331
4.330% due 02/25/2047 •	51,121	47,439
Morgan Stanley Capital, Inc. Trust
2.674% due 03/25/2036 •	119,606	100,322
2.694% due 01/25/2036 •	22,704	22,490
2.694% due 02/25/2036 •	15,697	15,640
Morgan Stanley Dean Witter Capital, Inc. Trust
3.754% due 02/25/2033 •	744	748
3.979% due 11/25/2032 •	1,495	1,504
Morgan Stanley Home Equity Loan Trust
2.504% due 12/25/2036 •	4,496	2,624
2.504% due 04/25/2037 •	7,291	4,892
2.544% due 12/25/2036 •	52,637	30,880
2.564% due 04/25/2036 •	11,095	8,833
2.574% due 04/25/2037 •	8,878	6,007
2.664% due 04/25/2036 •	17,009	13,768
2.754% due 04/25/2037 •	26,018	17,988
3.394% due 05/25/2035 •	11,698	11,704
Morgan Stanley IXIS Real Estate Capital Trust
2.474% due 11/25/2036 •	9,919	4,931
2.514% due 11/25/2036 •	22,904	11,445
2.554% due 07/25/2036 •	8,402	4,406
2.554% due 11/25/2036 •	1,885	947
2.624% due 11/25/2036 •	25,162	12,752
2.634% due 07/25/2036 •	32,698	17,471
Morgan Stanley Mortgage Loan Trust
2.634% due 02/25/2037 •	4,088	1,919
2.744% due 10/25/2036 •	3,007	1,436
2.764% due 04/25/2037 •	10,269	4,885
5.622% due 01/25/2047 þ	365	342
5.750% due 04/25/2037 ^~	450	309
5.754% due 01/25/2047 þ	8,988	5,709
5.965% due 09/25/2046 ^þ	4,834	2,760
6.000% due 02/25/2037 ^~	397	371
Morgan Stanley Structured Trust 2.634% due 06/25/2037 •	11,444	11,303
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	26,360
Nationstar Home Equity Loan Trust
2.634% due 03/25/2037 •	487	485
2.654% due 06/25/2037 •	340	328
Navient Student Loan Trust 3.238% due 11/15/2045 «~	391,043	414,120
New Century Home Equity Loan Trust
2.584% due 05/25/2036 •	593	563
3.144% due 08/25/2034 •	181	182
3.169% due 07/25/2035 •	808	812
Newcastle Investment Trust 0.000% due 05/01/2033 ~	93,725	95,580
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.554% due 07/25/2036 •	46,458	44,975
2.614% due 11/25/2035 •	9,737	9,749
2.694% due 03/25/2036 •	400	394
2.724% due 03/25/2036 •	4,024	3,852
2.734% due 11/25/2035 •	9,479	9,362

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

NovaStar Mortgage Funding Trust
2.534% due 03/25/2037 •	139,192	105,882
2.584% due 09/25/2037 •	26,455	24,491
2.704% due 06/25/2036 •	2,048	1,749
3.600% due 06/25/2035 •	5,000	4,954
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	2,436	2,538
5.410% due 11/15/2032	2,886	2,993
7.945% due 03/15/2022 ~	3,082	1,608
Ocean Trails CLO 3.435% due 08/13/2025 •	3,464	3,467
OneMain Financial Issuance Trust 2.370% due 09/14/2032	13,145	13,122
Option One Mortgage Loan Trust
2.544% due 01/25/2037 •	38,227	27,850
2.544% due 02/25/2037 •	8,314	5,050
2.544% due 03/25/2037 •	89,062	62,700
2.584% due 04/25/2037 •	27,037	19,156
2.584% due 07/25/2037 •	6,741	4,908
2.624% due 04/25/2037 •	164,655	130,812
2.624% due 05/25/2037 •	145,452	100,839
2.704% due 01/25/2036 •	15,665	15,663
2.704% due 05/25/2037 •	4,985	3,147
3.304% due 01/25/2034 •	2,473	2,459
Option One Mortgage Loan Trust Asset-Backed Certificates
2.864% due 11/25/2035 •	15,400	15,066
3.259% due 10/25/2032 •	3,156	3,155
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	1,900	1,951
Ownit Mortgage Loan Trust
3.004% due 10/25/2036 ^•	5,081	4,584
3.352% due 10/25/2035 þ	8,640	5,537
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •	20,000	20,020
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.874% due 09/25/2035 •	12,732	12,799
3.124% due 05/25/2035 •	11,774	11,770
3.154% due 07/25/2035 •	964	968
3.484% due 03/25/2035 •	3,681	3,695
People's Choice Home Loan Securities Trust 3.124% due 05/25/2035 ^•	3,794	3,755
People's Financial Realty Mortgage Securities Trust 2.544% due 09/25/2036 •	29,857	11,599
Popular ABS Mortgage Pass-Through Trust
2.654% due 06/25/2047 ^•	7,504	7,407
2.684% due 07/25/2035 •	272	273
2.764% due 05/25/2036 ^•	5,989	5,607
3.064% due 08/25/2035 •	775	779
5.417% due 04/25/2035 þ	129	131
RAAC Trust
2.694% due 05/25/2046 •	5,903	5,848
2.754% due 11/25/2046 •	717	689
2.784% due 10/25/2046 •	11,693	11,606
2.804% due 09/25/2045 •	8,973	8,974
2.904% due 02/25/2037 •	4,793	4,521
3.104% due 02/25/2046 •	2,895	2,830
3.379% due 02/25/2046 •	19,679	15,870
3.604% due 09/25/2047 •	1,441	1,454
3.904% due 09/25/2047 •	9,087	9,466
4.054% due 05/25/2039 •	4,000	3,989
Renaissance Home Equity Loan Trust
3.284% due 08/25/2033 •	964	968
5.512% due 04/25/2037 þ	6,568	2,929
5.580% due 11/25/2036 þ	12,873	6,944
5.744% due 06/25/2037 ^þ	89,647	39,214
5.906% due 06/25/2037 þ	23,928	10,767
6.115% due 08/25/2036 þ	13,471	8,105
6.203% due 06/25/2037 þ	23,512	11,213
7.750% due 09/25/2037 ^þ	35,309	20,435
Residential Asset Mortgage Products Trust
2.584% due 11/25/2036 •	1,677	1,695
2.624% due 12/25/2035 •	33,727	31,155
2.634% due 12/25/2036 •	15,000	13,552
2.674% due 10/25/2036 •	12,518	12,521
2.804% due 02/25/2036 •	10,980	10,959
2.944% due 07/25/2035 •	6,500	6,317
2.954% due 02/25/2035 •	954	957
2.994% due 08/25/2035 •	6,868	6,904
3.034% due 09/25/2035 •	10,000	9,713
3.049% due 11/25/2035 •	9,382	9,420
3.104% due 12/25/2035 •	47,459	40,999
3.180% due 04/25/2034 •	9,383	9,358
3.199% due 06/25/2035 •	3,539	3,559
3.274% due 02/25/2034 •	2,438	2,414
3.274% due 10/25/2035 •	11,246	10,752
3.289% due 11/25/2035 •	7,000	6,676

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.300% due 04/25/2034 •		6,158	6,135
3.394% due 10/25/2033 •		3,107	3,105
3.424% due 03/25/2035 •		7,451	7,495
3.469% due 07/25/2035 •		10,889	10,703
3.604% due 01/25/2035 ^•		2,691	2,234
4.005% due 04/25/2034 ^•		1,963	1,569
4.410% due 04/25/2034 ^•		2,821	2,252
Residential Asset Securities Corp. Trust
2.554% due 08/25/2036 •		6,780	6,147
2.564% due 06/25/2036 •		578	579
2.564% due 07/25/2036 •		9,610	9,230
2.564% due 11/25/2036 ^•		4,947	4,773
2.574% due 11/25/2036 •		20,019	17,542
2.614% due 04/25/2037 •		28,265	27,396
2.624% due 02/25/2037 •		5,000	4,754
2.644% due 10/25/2036 •		51,036	50,253
2.654% due 11/25/2036 ^•		85,954	76,192
2.664% due 07/25/2036 •		1,865	1,836
2.664% due 07/25/2036 ^•		14,634	11,623
2.670% due 04/25/2036		481	482
2.674% due 04/25/2036 •		3,492	3,505
2.674% due 07/25/2036 •		11,490	9,475
2.684% due 04/25/2036 •		19,720	19,255
2.684% due 07/25/2036 •		16,300	14,361
2.744% due 04/25/2037 •		50,445	49,211
2.774% due 03/25/2036 •		10,356	10,372
2.784% due 02/25/2036 •		3,583	3,599
2.804% due 02/25/2036 •		10,985	10,608
2.814% due 11/25/2035 •		19,317	18,737
2.824% due 12/25/2035 •		721	724
2.844% due 10/25/2035 •		11,326	11,093
2.844% due 11/25/2035 •		5,611	5,635
2.864% due 01/25/2036 •		10,500	10,496
2.994% due 08/25/2035 •		7,500	7,530
2.994% due 09/25/2035 •		5,250	5,268
3.054% due 06/25/2035 •		3,805	3,840
3.154% due 04/25/2034 •		2,268	2,255
3.199% due 01/25/2035 •		2,605	2,619
3.229% due 02/25/2034 •		3,700	3,709
3.244% due 12/25/2034 •		5,011	5,020
3.304% due 04/25/2035 •		3,187	3,217
3.454% due 07/25/2035 •		6,797	6,878
5.120% due 12/25/2033 ~		2,799	2,985
Residential Funding Home Loan Trust 2.534% due 05/25/2036 •		628	613
Salomon Mortgage Loan Trust 3.304% due 11/25/2033 •		633	635
Saxon Asset Securities Trust
2.358% due 11/25/2035 •		6,000	3,837
2.584% due 05/25/2037 •		36,882	30,946
2.714% due 09/25/2047 •		25,653	25,046
2.904% due 03/25/2032 •		310	309
3.379% due 12/25/2033 •		3,416	3,337
Securitized Asset-Backed Receivables LLC Trust
2.375% due 12/25/2036 ^		532	179
2.484% due 11/25/2036 ^•		167	65
2.504% due 07/25/2036 •		26,541	14,537
2.544% due 07/25/2036 •		18,973	16,560
2.544% due 08/25/2036 •		29,620	16,658
2.554% due 07/25/2036 •		26,476	14,664
2.554% due 09/25/2036 •		5,146	2,580
2.564% due 07/25/2036 •		6,747	3,517
2.564% due 11/25/2036 •		8,721	3,440
2.574% due 08/25/2036 ^•		10,495	4,799
2.644% due 07/25/2036 •		4,845	2,737
2.654% due 05/25/2036 •		2,930	1,918
2.654% due 06/25/2036 •		25,805	20,912
2.690% due 12/25/2036		85,038	42,018
2.694% due 12/25/2035 •		5,999	5,924
2.804% due 12/25/2035 •		13,981	6,771
2.984% due 11/25/2035 •		4,372	4,367
3.004% due 11/25/2035 •		33,416	25,771
3.079% due 01/25/2035 •		2,703	2,686
3.364% due 01/25/2036 ^•		1,583	1,264
SG Mortgage Securities Trust 2.544% due 10/25/2036 •		28,088	26,143
Sierra Madre Funding Ltd. 2.819% due 09/07/2039 •		50,808	45,854
SLM Private Credit Student Loan Trust 2.650% due 12/16/2041 •		3,714	3,623
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		2,864	2,882
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	626	713
0.089% due 10/25/2039 •		8,970	9,900
4.080% due 04/25/2023 •		$15,631	15,790

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

SMB Private Education Loan Trust 3.050% due 05/15/2026	90	90
SoFi Alternative Trust
2.910% due 01/17/2045	697,988	718,490
4.008% due 06/15/2050 ~	701,868	734,396
4.570% due 05/16/2050 ~	399,696	418,906
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027	7,094	7,118
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	14,277	14,439
3.354% due 01/25/2039 •	1,826	1,833
Soundview Home Loan Trust
2.514% due 01/25/2037 •	277	223
2.514% due 02/25/2037 •	220	84
2.554% due 07/25/2036 •	49,808	49,117
2.554% due 03/25/2037 •	23,086	22,347
2.564% due 10/25/2036 •	8,317	8,299
2.564% due 01/25/2037 •	50,637	41,073
2.574% due 06/25/2036 •	11,301	11,255
2.574% due 11/25/2036 •	74,433	32,324
2.604% due 06/25/2037 •	190,264	142,555
2.614% due 06/25/2037 •	9,728	6,963
2.634% due 06/25/2036 •	10,000	9,672
2.644% due 07/25/2036 •	9,800	9,192
2.644% due 01/25/2037 •	22,038	18,056
2.654% due 10/25/2036 •	32,578	31,445
2.654% due 11/25/2036 •	335	316
2.674% due 12/25/2036 •	11,000	10,454
2.714% due 02/25/2036 •	14,610	14,142
2.754% due 12/25/2035 •	17,992	17,981
2.774% due 03/25/2036 •	14,893	11,012
2.774% due 02/25/2037 •	23,449	9,485
3.154% due 06/25/2035 •	17,750	16,548
3.169% due 08/25/2035 •	14,732	14,683
3.229% due 06/25/2035 •	1,048	1,046
3.704% due 11/25/2033 •	373	380
Specialty Underwriting & Residential Finance Trust
2.644% due 09/25/2037 •	20,354	9,868
2.654% due 06/25/2037 •	6,276	4,615
2.674% due 04/25/2037 •	4,686	2,947
3.574% due 12/25/2035 •	2,000	1,925
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	96,855	98,022
Sprite Ltd. 4.250% due 12/15/2037	46,971	48,192
Streeterville ABS CDO Ltd. 2.926% due 11/03/2040 •	68,584	53,167
Structured Asset Investment Loan Trust
2.534% due 07/25/2036 •	48,109	37,951
2.544% due 06/25/2036 •	29,589	28,371
2.554% due 07/25/2036 •	6,869	6,700
2.577% due 07/25/2036 •	51,308	36,175
2.714% due 01/25/2036 •	57,983	55,662
3.104% due 04/25/2033 •	360	355
3.124% due 10/25/2035 •	63,800	63,227
3.139% due 03/25/2035 •	6,342	6,367
3.139% due 08/25/2035 •	1,703	1,710
3.169% due 08/25/2035 •	32,258	32,134
3.184% due 07/25/2035 •	10,049	10,109
3.304% due 04/25/2035 •	12,640	12,836
3.379% due 09/25/2034 •	117	115
Structured Asset Securities Corp. 3.154% due 02/25/2035 •	9,991	9,801
Structured Asset Securities Corp. Mortgage Loan Trust
2.534% due 05/25/2036 •	27,082	26,118
2.539% due 07/25/2036 •	36,208	35,567
2.544% due 09/25/2036 •	889	891
2.544% due 08/25/2046 •	39,167	37,192
2.554% due 09/25/2036 •	7,733	7,584
2.564% due 03/25/2036 •	22,813	21,811
2.564% due 04/25/2036 •	27,317	26,979
2.574% due 06/25/2037 •	5,303	5,270
2.584% due 03/25/2037 •	6,050	3,780
2.604% due 02/25/2037 •	11,734	11,721
2.624% due 10/25/2037 •	48,215	36,382
2.634% due 01/25/2037 •	50,939	36,675
2.634% due 05/25/2047 •	4,868	4,699
2.654% due 09/25/2036 •	27,300	27,063
2.654% due 03/25/2037 •	26,300	16,622
2.674% due 04/25/2036 •	12,000	11,572
2.694% due 07/25/2036 ^•	8,125	6,162
2.694% due 07/25/2036 •	32,865	29,065
2.694% due 09/25/2036 •	62,675	48,754
2.704% due 04/25/2031 •	6,212	6,214
2.704% due 01/25/2037 •	13,630	8,944
2.704% due 03/25/2037 •	9,056	5,770

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.714% due 05/25/2036 •		34,000	30,285
2.714% due 12/25/2036 •		35,465	18,003
2.724% due 05/25/2037 •		1,867	1,865
2.874% due 02/25/2036 •		12,034	11,601
2.904% due 11/25/2037 •		5,100	4,658
3.004% due 12/25/2035 •		25,353	19,403
3.404% due 08/25/2037 •		10,814	10,904
3.409% due 11/25/2035 •		1,457	1,464
3.454% due 08/25/2037 •		7,000	7,076
3.504% due 10/25/2037 •		67,327	35,011
4.504% due 11/25/2035 •		3,000	3,126
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.450% due 02/25/2032		239	234
Structured Asset Securities Corp. Trust 7.083% due 05/25/2031 ~		3,012	2,717
Sudbury Mill CLO Ltd.
3.738% due 01/17/2026 •		21,642	21,657
3.758% due 01/17/2026 •		16,802	16,805
Symphony CLO Ltd. 3.627% due 10/15/2025 •		81,402	81,441
Taberna Preferred Funding Ltd.
2.807% due 07/05/2035 •		377	345
2.965% due 02/05/2036 •		85,237	77,140
3.068% due 07/05/2035 •		25,001	22,876
Terwin Mortgage Trust
2.574% due 07/25/2037 •		3,581	3,462
2.714% due 04/25/2037 •		15,805	15,452
2.804% due 09/25/2036 •		12,700	5,715
4.654% due 10/25/2038 •		2,592	2,661
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		43,299	43,658
Trapeza CDO LLC 3.702% due 01/20/2034 •		367	365
Trapeza CDO Ltd.
2.842% due 11/09/2042 •		22,061	20,517
2.879% due 04/06/2042 •		21,488	19,877
2.892% due 11/09/2042 •		14,000	11,620
2.912% due 01/27/2040 •		38,440	36,134
2.939% due 04/06/2042 •		8,300	6,806
2.990% due 01/25/2035 •		7,364	6,922
Triaxx Prime CDO Ltd.
2.741% due 10/02/2039 •		10,484	5,714
2.845% due 10/02/2039 •		119,100	117,718
Tropic CDO Ltd.
2.887% due 07/15/2036 •		29,068	26,597
2.917% due 07/15/2036 •		34,630	31,167
Truman Capital Mortgage Loan Trust 2.664% due 03/25/2036 •		111	110
TruPS Financials Note Securitization Ltd. 3.762% due 03/30/2039 •		226,225	221,700
U.S. Capital Funding Ltd. 2.864% due 10/10/2040 •		52,369	46,870
Utah State Board of Regents 3.159% due 09/25/2056 •		29,717	29,754
VB-S1 Issuer LLC 3.065% due 06/15/2046		6,000	6,012
Vertical Bridge CC LLC 5.193% due 10/15/2046		10,777	11,096
WaMu Asset-Backed Certificates WaMu Trust
2.514% due 04/25/2037 •		56	29
2.554% due 01/25/2037 •		56,572	47,198
2.574% due 07/25/2047 •		17,740	12,441
2.629% due 05/25/2037 •		55,566	53,577
2.644% due 05/25/2037 •		29,431	26,457
2.654% due 05/25/2037 •		20,100	18,085
Washington Mutual Asset-Backed Certificates Trust
2.464% due 10/25/2036 •		161	83
2.554% due 05/25/2036 •		15,838	13,586
2.584% due 10/25/2036 •		16,161	8,510
2.644% due 08/25/2036 •		10,892	7,227
Wells Fargo Home Equity Asset-Backed Securities Trust
2.614% due 03/25/2037 •		2,483	2,385
2.634% due 04/25/2037 •		23,774	23,240
2.694% due 07/25/2036 •		6,700	6,530
3.349% due 11/25/2035 •		2,600	2,610
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 3.034% due 04/25/2034 •		107	103
Total Asset-Backed Securities (Cost $25,492,289)			26,558,126
SOVEREIGN ISSUES 9.0%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	49,690	44,254
3.380% due 12/31/2038 þ		57,223	37,194
3.750% due 12/31/2038 þ(n)		$161,698	94,999
3.875% due 01/15/2022	EUR	29,440	27,487

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

4.625% due 01/11/2023		$115,334	92,787
5.000% due 01/15/2027	EUR	2,400	2,002
5.250% due 01/15/2028		14,700	12,217
5.625% due 01/26/2022		$77,270	65,294
5.875% due 01/11/2028 (n)		99,217	75,715
6.250% due 11/09/2047	EUR	5,700	4,716
6.625% due 07/06/2028		$17,400	13,477
6.875% due 01/26/2027		59,200	47,663
6.875% due 01/11/2048 (n)		8,860	6,590
7.125% due 07/06/2036		69,050	53,549
7.500% due 04/22/2026		69,800	58,912
7.625% due 04/22/2046		8,100	6,442
7.820% due 12/31/2033	EUR	93,048	88,265
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	235,699	8,233
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		11,799,075	239,198
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		143,170	3,248
63.705% (ARLLMONP) due 06/21/2020 ~(a)		38,930,110	894,489
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	39,100	48,109
4.950% due 02/11/2020		2,400	2,807
6.350% due 11/30/2041		5,500	9,511
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2019 (h)	BRL	16,301,400	4,178,552
0.000% due 01/01/2020 (h)		8,613,450	2,177,126
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$29,300	29,558
3.125% due 10/11/2027		61,800	64,225
Export-Credit Bank of Turkey 8.250% due 01/24/2024		25,400	26,596
Export-Import Bank of China 0.250% due 12/02/2019	EUR	4,600	5,237
Kuwait International Government Bond
2.750% due 03/20/2022		$62,710	63,649
3.500% due 03/20/2027		159,200	169,733
Peru Government International Bond
5.400% due 08/12/2034	PEN	30,799	9,569
5.700% due 08/12/2024		41,254	13,625
5.940% due 02/12/2029		633,325	209,965
6.150% due 08/12/2032		279,510	93,397
6.350% due 08/12/2028		735,811	251,000
6.900% due 08/12/2037		9,217	3,278
6.950% due 08/12/2031		325,533	115,978
8.200% due 08/12/2026		428,434	161,879
Qatar Government International Bond
3.875% due 04/23/2023		$90,000	94,506
5.103% due 04/23/2048		21,700	25,904
Republic of Greece Government International Bond
3.000% due 02/24/2023 þ	EUR	5,465	6,719
3.000% due 02/24/2024 þ		10,304	12,840
3.000% due 02/24/2025 þ		5,465	6,779
3.000% due 02/24/2026 þ		11,175	13,816
3.000% due 02/24/2027 þ		14,875	18,449
3.000% due 02/24/2028 þ		10,716	13,228
3.000% due 02/24/2029 þ		7,466	9,201
3.000% due 02/24/2030 þ		16,266	20,035
3.000% due 02/24/2031 þ		7,266	8,938
3.000% due 02/24/2032 þ		6,166	7,579
3.000% due 02/24/2033 þ		5,866	7,174
3.000% due 02/24/2034 þ		46,343	56,133
3.000% due 02/24/2035 þ		9,906	12,075
3.000% due 02/24/2036 þ		19,180	23,184
3.000% due 02/24/2037 þ		6,366	7,713
3.000% due 02/24/2038 þ		6,366	7,727
3.000% due 02/24/2039 þ		8,600	10,300
3.000% due 02/24/2040 þ		6,366	7,639
3.000% due 02/24/2041 þ		7,066	8,540
3.000% due 02/24/2042 þ		6,666	8,131
Saudi Government International Bond
2.375% due 10/26/2021		$400	400
2.875% due 03/04/2023		99,900	101,211
4.000% due 04/17/2025		515,420	549,389
4.500% due 10/26/2046		43,900	44,731
4.625% due 10/04/2047		35,500	36,830
5.000% due 04/17/2049 (n)		62,942	69,081
Serbia Government International Bond 4.875% due 02/25/2020		2,330	2,362
Turkey Government International Bond
4.625% due 03/31/2025	EUR	130,000	147,681
5.625% due 03/30/2021		$46,500	47,243
7.250% due 12/23/2023		177,900	184,183
7.625% due 04/26/2029		323,500	332,004
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		67,641	18,348
7.000% due 03/31/2038 ^(e)		8,428	2,233
7.650% due 04/21/2025 ^(e)		40,703	11,092
7.750% due 10/13/2019 ^(e)		12,195	3,247

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

8.250% due 10/13/2024 ^(e)	53,077	14,596
9.000% due 05/07/2023 ^(e)	23,441	6,446
9.250% due 09/15/2027 ^(e)	60,703	17,756
9.250% due 05/07/2028 ^(e)	75,546	20,681
11.750% due 10/21/2026 ^(e)	6,260	1,815
11.950% due 08/05/2031 ^(e)	64,700	18,682
Total Sovereign Issues (Cost $12,284,831)		11,527,146
	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc.	37,445	564
		564
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (f)	11,846,058	140,020
ENERGY 0.0%
Dommo Energia S.A. «(f)(l)	13,118,939	9,310
Dommo Energia S.A. SP - ADR «(f)	27,883	256
		9,566
HEALTH CARE 0.0%
NVHL S.A. 'A' «(f)(l)	8,220	15
NVHL S.A. 'B' «(f)(l)	8,220	15
NVHL S.A. 'C' «(f)(l)	8,220	15
NVHL S.A. 'D' «(f)(l)	8,220	15
NVHL S.A. 'E' «(f)(l)	8,220	15
NVHL S.A. 'F' «(f)(l)	8,220	15
NVHL S.A. 'G' «(f)(l)	8,220	15
NVHL S.A. 'H' «(f)(l)	8,220	15
NVHL S.A. 'I' «(f)(l)	8,220	15
NVHL S.A. 'J' «(f)(l)	8,220	15
		150
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(l)	144,947	2,102
		2,102
UTILITIES 0.0%
Eneva S.A. (l)	292,516	1,837
Eneva S.A. (f)(l)	106,360	668
		2,505
Total Common Stocks (Cost $146,554)		154,907
WARRANTS 0.3%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc.	18,166,380	273,404
iHeartMedia, Inc. - Exp. 05/01/2039	30,950,965	146,089
		419,493
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	806
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	116,700	60
Total Warrants (Cost $505,542)		420,359
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Encina Private Credit, LLC «	24,670	10
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(j)	87,500	9,319
Nationwide Building Society 10.250% ~	666,220	128,073

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

VEREIT, Inc. 6.700% due 07/30/2019 (j)		260,000	6,555
			143,957
INDUSTRIALS 0.0%
Sequa Corp. 9.000% «		15,037	16,029
Total Preferred Securities (Cost $159,427)			159,986
REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc.		11,483,010	253,086
Total Real Estate Investment Trusts (Cost $157,895)			253,086
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$194,232	194,428
REPURCHASE AGREEMENTS (m) 0.0%			33,511
ARGENTINA TREASURY BILLS 0.1%
42.019% due 07/19/2019 - 07/31/2020 (g)(h)	ARS	5,959,797	138,428
U.S. TREASURY BILLS 0.1%
2.399% due 07/05/2019 - 08/22/2019 (g)(h)(p)		$86,528	86,492
Total Short-Term Instruments (Cost $476,554)			452,859
Total Investments in Securities (Cost $171,432,919)			174,751,592
		SHARES
INVESTMENTS IN AFFILIATES 1.2%
MUTUAL FUNDS 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		20,851,897	98,421
iHeartMedia, Inc. 'A' (f)		2,789,325	41,980
Sierra Hamilton Holder LLC «(l)		15,369,768	4,366
Total Mutual Funds (Cost $161,744)			144,767
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III		144,398,510	1,428,390
Total Short-Term Instruments (Cost $1,428,076)			1,428,390
Total Investments in Affiliates (Cost $1,589,820)			1,573,157
Total Investments 137.5% (Cost $173,022,739)			$176,324,749
Financial Derivative Instruments (o)(q) 0.7%(Cost or Premiums, net $(723,895))			954,905
Other Assets and Liabilities, net (38.2)%			(49,001,182)
Net Assets 100.0%			$128,278,472

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$26,320	$26,645	0.02%
Britannia Property Owner LLC 5.619% due 10/09/2021	11/15/2018	48,131	48,021	0.04
CIMIC Group Ltd. 0.000% due 10/31/2019	11/08/2018	24,640	24,688	0.02
CIMIC Group Ltd. 0.000% due 10/17/2019	11/08/2018	18,265	18,296	0.01
Cheltenham 6.069% due 11/09/2021	11/15/2018	62,146	62,214	0.05
Dommo Energia S.A.	12/21/2017 - 12/26/2017	3,413	9,310	0.01
Dream Hotel 7.369% due 01/31/2021	11/15/2018	41,931	42,057	0.03
Eneva S.A.	12/21/2017 – 03/25/2019	1,850	2,505	0.00
Fidere Gestion De Vivienda 2.500% due 05/15/2020	10/31/2018	110,500	110,879	0.09
GHH Holdings Ltd. 2.668% due 12/04/2024	10/10/2018	98,476	94,879	0.07
Grey Barn LLC 5.419% due 09/09/2021	11/15/2018	95,283	95,376	0.08
Hotel (PL Property) Ltd. 2.721% due 02/07/2023	07/09/2018	71,550	68,409	0.05
Isla Vista Owner LLC 5.919% due 05/09/2020	11/15/2018	53,689	53,792	0.04
Kiinteisto oy Paulon Talo 2.350% due 02/15/2021	04/18/2018	106,675	97,793	0.08
NVHL S.A. 'A'	03/09/2012	26	15	0.00
NVHL S.A. 'B'	03/09/2012	26	15	0.00
NVHL S.A. 'C'	03/09/2012	26	15	0.00
NVHL S.A. 'D'	03/09/2012	27	15	0.00
NVHL S.A. 'E'	03/09/2012	27	15	0.00
NVHL S.A. 'F'	03/09/2012	27	15	0.00
NVHL S.A. 'G'	03/09/2012	27	15	0.00
NVHL S.A. 'H'	03/09/2012	27	15	0.00
NVHL S.A. 'I'	03/09/2012	27	15	0.00
NVHL S.A. 'J'	03/09/2012	27	15	0.00
Oasis West 5.660% due 03/08/2022	07/13/2018	200,000	201,011	0.16
Presidential City 6.412% due 02/08/2025	03/08/2018	30,000	30,092	0.02
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,366	0.00
Tawny Funding S.A. 3.150% due 03/16/2023	08/28/2018	328,015	321,265	0.25
Theatre Hospitals PLC 4.190% due 12/15/2024	12/17/2018	39	0	0.00
Westmoreland Mining Holdings LLC	12/08/2014 - 03/26/2019	4,070	2,102	0.00
		$1,329,156	$1,313,850	1.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$33,511	U.S. Treasury Notes 2.250% due 03/31/2021	$(34,184)	$33,511	$33,517
Total Repurchase Agreements						$(34,184)	$33,511	$33,517

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.700%	06/14/2019	TBD(3)		$(1,810)	$(1,811)
	2.500	06/18/2019	TBD(3)		(7,374)	(7,381)
BOM	2.400	06/25/2019	09/30/2019		(268,125)	(268,232)
	2.590	07/01/2019	07/16/2019		(31,913)	(31,913)
	2.600	05/03/2019	08/02/2019		(333,240)	(334,660)
	2.600	06/13/2019	08/13/2019		(253,005)	(253,334)
	2.670	06/20/2019	08/01/2019		(234,187)	(234,378)
BOS	2.450	06/13/2019	07/10/2019		(2,284)	(2,287)
	2.520	06/18/2019	07/09/2019		(31,604)	(31,633)
	2.580	06/12/2019	07/12/2019		(2,794)	(2,798)
	2.640	06/13/2019	07/15/2019		(1,010,203)	(1,011,536)
	2.640	06/17/2019	07/15/2019		(307,784)	(308,100)
	2.640	06/18/2019	07/15/2019		(76,897)	(76,970)
	2.640	06/28/2019	07/15/2019		(52,790)	(52,802)
BPS	2.630	04/10/2019	07/15/2019		(982,681)	(988,568)
	2.630	04/17/2019	07/15/2019		(262,214)	(263,651)
	2.630	05/13/2019	07/15/2019		(504,165)	(505,970)
	2.630	05/23/2019	07/15/2019		(10,694)	(10,724)
	2.630	06/13/2019	07/15/2019		(64,389)	(64,474)
BRC	(0.650)	12/27/2018	TBD(3)	EUR	(4,593)	(5,205)
	1.000	05/14/2019	TBD(3)		$(2,447)	(2,450)
	2.500	06/10/2019	TBD(3)		(13,872)	(13,893)
	2.550	05/10/2019	TBD(3)		(11,319)	(11,361)
	2.590	06/20/2019	08/15/2019		(796,170)	(796,800)
BSN	2.550	06/27/2019	07/09/2019		(77,411)	(77,433)
	2.560	06/27/2019	07/11/2019		(67,581)	(67,600)
	2.620	04/10/2019	07/15/2019		(590,980)	(594,507)
	2.620	05/13/2019	07/10/2019		(76,733)	(77,007)
	2.620	06/13/2019	07/10/2019		(133,731)	(133,906)
	2.620	06/13/2019	07/15/2019		(220,903)	(221,192)
	2.620	06/26/2019	07/15/2019		(30,813)	(30,824)
	2.640	06/13/2019	07/15/2019		(1,285,877)	(1,287,574)
	2.640	06/18/2019	07/18/2019		(264,256)	(264,508)
	2.640	06/26/2019	07/18/2019		(294,327)	(294,435)
CFR	(1.250)	06/11/2019	TBD(3)	EUR	(972)	(1,105)
	2.550	06/19/2019	TBD(3)		$(31,365)	(31,392)
CIB	2.600	07/01/2019	07/17/2019		(42,550)	(42,550)
	2.620	04/10/2019	07/15/2019		(357,200)	(359,332)
	2.620	04/11/2019	07/15/2019		(1,242,702)	(1,250,098)
	2.620	05/13/2019	07/12/2019		(269,655)	(270,617)
	2.620	05/13/2019	07/15/2019		(229,026)	(229,843)
	2.620	06/13/2019	07/15/2019		(115,900)	(116,052)
	2.670	06/20/2019	07/22/2019		(245,058)	(245,258)
CSN	2.640	06/20/2019	07/10/2019		(49,984)	(50,024)
	2.640	06/20/2019	07/15/2019		(66,745)	(66,799)
	2.670	06/20/2019	07/22/2019		(882,393)	(883,113)
	2.670	06/21/2019	07/22/2019		(52,533)	(52,572)
DEU	2.470	06/27/2019	07/10/2019		(21,423)	(21,428)
	2.490	07/01/2019	07/10/2019		(15,212)	(15,212)
GRE	2.560	05/31/2019	07/17/2019		(567)	(569)
GSC	2.500	02/26/2019	TBD(3)		(9,693)	(9,778)
	2.590	06/20/2019	08/19/2019		(350,732)	(351,010)
IND	2.600	07/01/2019	07/18/2019		(42,550)	(42,550)
	2.620	07/01/2019	07/12/2019		(21,275)	(21,275)
	2.660	06/27/2019	07/29/2019		(255,457)	(255,533)
JPS	2.580	05/16/2019	08/06/2019		(42,600)	(42,740)
	2.580	06/21/2019	08/20/2019		(838,590)	(839,191)
	2.580	06/27/2019	08/20/2019		(108,165)	(108,196)
	2.600	07/01/2019	07/16/2019		(47,869)	(47,869)
	2.640	06/20/2019	07/22/2019		(1,038,034)	(1,038,871)
	2.650	04/22/2019	07/22/2019		(512,813)	(515,455)
	2.650	05/13/2019	07/22/2019		(262,122)	(263,067)
MZF	2.640	06/13/2019	07/15/2019		(222,820)	(223,114)
NOM	2.550	04/15/2019	TBD(3)		(7,381)	(7,422)
	2.550	06/26/2019	TBD(3)		(2,860)	(2,861)
	2.550	06/26/2019	05/08/2021		(4,183)	(4,185)
	2.630	06/13/2019	07/31/2019		(1,567,737)	(1,569,799)
	2.630	06/18/2019	07/31/2019		(344,477)	(344,804)
	2.630	06/20/2019	07/31/2019		(255,593)	(255,798)
	2.630	06/21/2019	07/31/2019		(137,166)	(137,266)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

	2.630	06/27/2019	07/31/2019	(472,109)	(472,247)
	2.800	07/01/2019	TBD(3)	(4,464)	(4,464)
NXN	2.540	06/21/2019	07/02/2019	(155,513)	(155,622)
	2.580	04/22/2019	07/18/2019	(626,010)	(629,151)
	2.580	04/25/2019	07/18/2019	(29,962)	(30,106)
	2.600	06/13/2019	08/13/2019	(750,761)	(751,737)
	2.610	06/04/2019	08/05/2019	(132,711)	(132,971)
	2.610	06/21/2019	08/05/2019	(80,085)	(80,143)
RCY	2.610	07/01/2019	08/02/2019	(31,913)	(31,913)
	2.620	06/07/2019	07/15/2019	(689,005)	(690,208)
	2.620	06/13/2019	07/15/2019	(120,853)	(121,011)
	2.650	06/13/2019	07/15/2019	(514,854)	(515,536)
	2.650	06/17/2019	07/15/2019	(75,976)	(76,054)
	2.670	06/20/2019	07/19/2019	(1,058,398)	(1,059,262)
	2.840	06/26/2019	07/10/2019	(936,137)	(936,506)
SAL	2.500	06/20/2019	TBD(3)	(19,109)	(19,124)
	2.610	06/20/2019	08/01/2019	(202,931)	(203,093)
SCX	2.600	06/28/2019	07/17/2019	(51,583)	(51,594)
SGY	2.540	06/13/2019	07/05/2019	(124,912)	(125,070)
	2.600	06/20/2019	08/19/2019	(1,996,121)	(1,997,707)
	2.600	06/26/2019	08/26/2019	(407,915)	(408,062)
	2.600	06/28/2019	08/27/2019	(255,729)	(255,784)
UAG	2.650	04/18/2019	07/17/2019	(393,311)	(395,453)
WFS	2.590	06/21/2019	08/02/2019	(533,925)	(534,309)
	2.640	06/25/2019	07/25/2019	(568,651)	(568,901)
Total Reverse Repurchase Agreements					$(28,292,693)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	2.640%	06/25/2019	08/06/2019	$(627)	$(627)
GSC	2.600	06/12/2019	07/24/2019	(36,773)	(36,824)
MSC	2.640	04/18/2019	09/09/2019	(24,723)	(24,857)
	2.640	04/18/2019	09/09/2019	(49,445)	(49,715)
UBS	2.590	04/30/2019	07/09/2019	(12,100)	(12,153)
	2.590	04/30/2019	07/09/2019	(50,415)	(50,640)
	2.590	04/30/2019	07/09/2019	(5,159)	(5,182)
	2.590	04/30/2019	07/09/2019	(49,605)	(49,826)
	2.590	04/30/2019	07/09/2019	(31,166)	(31,307)
	2.590	05/20/2019	07/09/2019	(213)	(213)
	2.590	05/22/2019	07/09/2019	(2,692)	(2,700)
	2.600	04/18/2019	07/17/2019	(7,318)	(7,357)
	2.600	04/22/2019	07/17/2019	(35,678)	(35,859)
	2.600	04/23/2019	07/24/2019	(8,561)	(8,604)
	2.600	04/23/2019	07/24/2019	(52,199)	(52,462)
	2.600	04/23/2019	07/24/2019	(52,199)	(52,462)
	2.600	04/25/2019	07/30/2019	(14,484)	(14,554)
	2.600	05/01/2019	07/24/2019	(13,456)	(13,516)
	2.600	05/02/2019	07/17/2019	(27,416)	(27,536)
	2.600	05/03/2019	07/17/2019	(11,524)	(11,574)
	2.600	05/03/2019	07/24/2019	(34,153)	(34,301)
	2.600	05/06/2019	07/17/2019	(39,484)	(39,646)
	2.600	05/06/2019	07/24/2019	(42,319)	(42,492)
	2.600	05/14/2019	07/30/2019	(44,830)	(44,988)
	2.600	05/20/2019	07/24/2019	(1,596)	(1,601)
	2.600	05/22/2019	07/15/2019	(1,496)	(1,500)
	2.600	05/22/2019	07/17/2019	(13,861)	(13,901)
	2.600	05/22/2019	07/30/2019	(598)	(600)
	2.600	05/23/2019	07/17/2019	(7,494)	(7,515)
	2.600	05/24/2019	07/30/2019	(3,714)	(3,725)
	2.600	05/31/2019	07/17/2019	(5,222)	(5,234)
	2.600	06/11/2019	07/17/2019	(8,325)	(8,337)
	2.650	02/01/2019	01/31/2020	(24,283)	(24,555)
	2.650	02/01/2019	01/31/2020	(48,566)	(49,111)
	2.650	02/01/2019	01/31/2020	(48,566)	(49,111)
	2.650	02/01/2019	01/31/2020	(48,566)	(49,111)
	2.650	02/01/2019	01/31/2020	(24,216)	(24,488)
	2.650	02/01/2019	01/31/2020	(48,275)	(48,818)
	2.650	02/01/2019	01/31/2020	(48,275)	(48,818)
	2.650	02/01/2019	01/31/2020	(48,275)	(48,818)
	2.650	02/01/2019	01/31/2020	(48,275)	(48,818)
	2.650	02/01/2019	01/31/2020	(48,281)	(48,823)
	2.650	02/01/2019	01/31/2020	(48,281)	(48,823)
	2.650	03/13/2019	01/31/2020	(42,756)	(43,110)
	2.650	03/13/2019	01/31/2020	(50,900)	(51,322)
	2.650	04/18/2019	01/31/2020	(51,465)	(51,748)
	2.650	04/18/2019	01/31/2020	(51,465)	(51,748)
Total Sale-Buyback Transactions					$(1,379,030)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.8)%
Fannie Mae UMBS, TBA	3.000%	07/01/2034	$26,500	$(26,729)	$(27,016)
Fannie Mae UMBS, TBA	3.500	07/01/2049	2,740,099	(2,801,232)	(2,800,681)
Fannie Mae UMBS, TBA	4.000	07/01/2034	106,200	(109,817)	(110,261)
Fannie Mae UMBS, TBA	4.000	07/15/2049	(1,103,600)	(1,140,502)	(1,140,437)
Fannie Mae UMBS, TBA	4.500	07/01/2034	6,000	(6,111)	(6,121)
Fannie Mae UMBS, TBA	4.500	08/01/2049	1,735,400	(1,813,222)	(1,812,985)
Fannie Mae UMBS, TBA	5.000	08/01/2049	526,400	(556,193)	(556,223)
Freddie Mac, TBA	3.000	07/01/2049	75,400	(75,600)	(76,059)
Freddie Mac, TBA	3.500	07/01/2049	77,300	(78,813)	(79,057)
Freddie Mac, TBA	4.000	07/01/2049	1,317,800	(1,359,215)	(1,362,662)
Freddie Mac, TBA	5.000	07/01/2049	286,400	(302,066)	(302,928)
Ginnie Mae, TBA	3.000	08/01/2049	44,550	(45,455)	(45,437)
Ginnie Mae, TBA	3.500	07/01/2049	3,000	(3,082)	(3,099)
Ginnie Mae, TBA	3.500	08/01/2049	351,700	(362,746)	(362,910)
Ginnie Mae, TBA	4.000	07/01/2049	4,253,000	(4,400,022)	(4,408,999)
Ginnie Mae, TBA	4.500	07/01/2049	2,087,500	(2,168,045)	(2,176,178)
Ginnie Mae, TBA	5.000	07/01/2049	1,147,900	(1,198,032)	(1,200,064)
Total Short Sales (12.8)%				$(16,446,882)	$(16,471,117)

(n)	Securities with an aggregate market value of $30,547,614 and cash of $24,050 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(28,171) at a weighted average interest rate of 2.640%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(11,957) of deferred price drop.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	$112.000	08/23/2019	18,000	$18,000	$155	$18
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.500	08/23/2019	19,962	19,962	171	20
Total Purchased Options					$326	$38
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	3	$589	$9	$1	$0
Euro-Buxl 30-Year Bond September Futures	09/2019	3	692	19	1	(1)
U.S. Treasury 10-Year Note September Futures	09/2019	37,962	4,857,950	88,542	1,186	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	21,030	3,734,139	134,068	0	(3,943)
				$222,638	$1,188	$(3,944)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2019	11,965	$(1,206,665)	$(7,242)	$6,807	$(2,426)
Japan Government 10-Year Bond September Futures	09/2019	1,386	(1,977,796)	(5,882)	643	(1,414)
U.S. Treasury 5-Year Note September Futures	09/2019	103,890	(12,275,253)	(176,209)	0	0
United Kingdom Long Gilt September Futures	09/2019	47,110	(7,795,499)	(65,682)	14,957	0
				$(255,015)	$22,407	$(3,840)
Total Futures Contracts				$(32,377)	$23,595	$(7,784)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Constellation Energy Group, Inc.	(1.000)%	Quarterly	06/20/2020	0.050%	$1,900	$(50)	$32	$(18)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.211%		$25,200	$151	$342	$493	$0	$(4)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	4.348		7,800	(84)	314	230	90	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597	EUR	55,500	142	1	143	20	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.448		$7,900	1,454	(511)	943	7	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.244		19,400	(557)	779	222	0	(7)
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		72,800	(4,136)	4,754	618	0	(20)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.149		11,600	229	866	1,095	5	0
							$(2,801)	$6,545	$3,744	$122	$(31)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$233,673	$(10,560)	$(8,890)	$(19,450)	$0	$(205)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	782,800	(54,319)	(5,602)	(59,921)	0	(696)
					$(64,879)	$(14,492)	$(79,371)	$0	$(901)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-24 5-Year Index	1.000%	Quarterly	12/20/2020	$30,337	$(1,512)	$1,642	$130	$0	$(2)
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	35,308	(1,454)	1,058	(396)	4	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	18,700	(347)	(37)	(384)	0	(2)
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	133,700	(6,209)	2,411	(3,798)	14	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	1,078,300	(37,449)	3,817	(33,632)	418	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,140,353	177,084	(106,421)	70,663	201	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,293,185	181,384	(71,568)	109,816	894	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	408,900	2,302	6,984	9,286	189	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	3,055,900	50,113	15,888	66,001	1,520	0
					$363,912	$(146,226)	$217,686	$3,240	$(4)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	Semi-Annual	03/19/2027	CAD	172,700	$9,232	$(838)	$8,394	$208	$0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(3,520)	26,442	456	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(509)	7,703	205	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(141)	3,830	95	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month CAD-Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	(10,343)	(30,689)	0	(2,169)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	(724)	(4,768)	0	(173)
Receive	3-Month USD-LIBOR	2.543	Semi-Annual	02/05/2024		$584,700	0	(23,958)	(23,958)	464	0
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	02/05/2024		584,700	0	(24,155)	(24,155)	464	0
Receive	3-Month USD-LIBOR	2.559	Semi-Annual	02/05/2024		584,900	0	(24,425)	(24,425)	464	0
Receive	3-Month USD-LIBOR	2.571	Semi-Annual	02/05/2024		292,500	0	(12,388)	(12,388)	232	0
Receive	3-Month USD-LIBOR	2.580	Semi-Annual	02/05/2024		877,700	0	(37,532)	(37,532)	695	0
Receive	3-Month USD-LIBOR	2.605	Semi-Annual	02/05/2024		878,200	0	(38,645)	(38,645)	693	0
Receive	3-Month USD-LIBOR	2.607	Semi-Annual	02/05/2024		292,800	0	(12,902)	(12,902)	231	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,381,100	(357,382)	(664,514)	(1,021,896)	14,859	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		288,400	20,101	(23,221)	(3,120)	343	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		4,344,160	(157,052)	(172,758)	(329,810)	5,380	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,919,200	(59,996)	(213,960)	(273,956)	5,131	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,896,200	66,288	(232,281)	(165,993)	17,198	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		935,100	(23,572)	(137,099)	(160,671)	6,103	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	2,303	2,302	264	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	217	216	157	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	50,527	245,857	0	(3,259)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	4,889	33,566	0	(405)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	8,730	44,292	0	(495)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	56,080	90,132	0	(1,316)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	37,318	69,364	0	(841)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	1,891	1,765	0	(32)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		74,920	(1,010)	(5,372)	(6,382)	90	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,600,100	10,214	126,097	136,311	0	(1,257)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	08/19/2021	EUR	14,652,600	(27,492)	(103,860)	(131,352)	0	(6,825)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	09/09/2021		7,440,000	(19,746)	(47,526)	(67,272)	0	(4,024)
Receive(6)	6-Month EUR-EURIBOR	0.230	Annual	08/15/2024		500,000	336	(13,415)	(13,079)	0	(976)
Receive(6)	6-Month EUR-EURIBOR	0.215	Annual	08/20/2024		500,000	282	(12,894)	(12,612)	0	(985)
Receive(6)	6-Month EUR-EURIBOR	0.220	Annual	08/21/2024		550,000	284	(14,311)	(14,027)	0	(1,085)
Receive(6)	6-Month EUR-EURIBOR	0.220	Annual	08/26/2024		550,000	(34)	(13,957)	(13,991)	0	(1,095)
Receive(6)	6-Month EUR-EURIBOR	0.260	Annual	09/04/2024		380,000	85	(10,586)	(10,501)	0	(770)
Receive(6)	6-Month EUR-EURIBOR	0.290	Annual	09/05/2024		550,000	97	(16,241)	(16,144)	0	(1,118)
Receive(6)	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024		136,700	22	(3,796)	(3,774)	0	(278)
Receive(6)	6-Month EUR-EURIBOR	0.270	Annual	09/11/2024		267,100	38	(7,550)	(7,512)	0	(548)
Receive(6)	6-Month EUR-EURIBOR	0.230	Annual	09/12/2024		360,000	(115)	(9,175)	(9,290)	0	(740)
Receive(6)	6-Month EUR-EURIBOR	0.180	Annual	09/18/2024		900,000	(34)	(20,522)	(20,556)	0	(1,865)
Receive(6)	6-Month EUR-EURIBOR	0.195	Annual	09/25/2024		540,000	230	(12,969)	(12,739)	0	(1,120)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		875,000	(5,263)	(4,238)	(9,501)	0	(1,772)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		3,000,000	(669)	180,393	179,724	11,488	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,832,300	(10,230)	357,980	347,750	22,471	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		6,000,000	35,505	320,843	356,348	23,297	0
Receive(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		838,100	(7,412)	(45,846)	(53,258)	0	(3,382)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		183,500	(3,639)	(2,034)	(5,673)	0	(719)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		2,544,200	27,355	(458,648)	(431,293)	0	(18,821)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/09/2049		1,290,000	(10,286)	(207,516)	(217,802)	0	(9,620)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	923,675	(6,706)	(43,605)	(50,311)	893	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		25,900	416	(2,653)	(2,237)	117	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	(14,270)	(19,125)	0	(226)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(21,132)	(3,673)	0	(315)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		44,520,000	229	(14,449)	(14,220)	0	(311)
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		330,000	24	(110)	(86)	0	(2)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		17,900,000	1,130	(6,029)	(4,899)	0	(128)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		18,490,000	10	(5,879)	(5,869)	0	(133)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		134,870,000	8,372	(44,803)	(36,431)	0	(995)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		36,330,000	3,225	(13,025)	(9,800)	0	(267)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		28,130,000	457	(9,771)	(9,314)	0	(202)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		8,670,000	(8)	(3,002)	(3,010)	0	(62)
Pay	6-Month JPY-LIBOR	0.372	Semi-Annual	10/22/2028		20,000,000	800	5,849	6,649	161	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,890,323,000	(90,127)	(687,196)	(777,323)	0	(16,597)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	(6,001)	(6,111)	0	(142)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		35,100,000	247	(13,010)	(12,763)	0	(309)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		35,140,000	(1,321)	(13,103)	(14,424)	0	(310)
Receive	6-Month JPY-LIBOR	0.446	Semi-Annual	06/18/2029		13,110,000	291	(5,527)	(5,236)	0	(110)
Receive	6-Month JPY-LIBOR	0.471	Semi-Annual	06/18/2029		13,120,000	(4)	(5,546)	(5,550)	0	(111)
Pay	28-Day MXN-TIIE	8.320	Lunar	02/10/2021	MXN	10,000,000	48	5,305	5,353	1,700	0
Pay	28-Day MXN-TIIE	8.300	Lunar	08/26/2021		10,500,000	0	9,241	9,241	2,450	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/10/2022		11,800,000	0	13,864	13,864	3,191	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	502	502	160	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	875	875	278	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	1,811	1,466	499	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023		44,600,000	0	67,364	67,364	13,495	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	0	14,783	14,783	2,366	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	0	24,347	24,347	3,399	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		20,000,000	0	59,973	59,973	8,566	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	(2,315)	(2,328)	0	(560)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	(45)	(45)	0	(11)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		7,726,300	(4,092)	(9,694)	(13,786)	0	(3,173)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	(678)	(678)	0	(252)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	(46)	(46)	0	(13)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	(1,487)	(1,481)	0	(328)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	(1,319)	(1,165)	0	(249)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	0	8,623	8,623	1,065	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	(93)	162	0	(41)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	1,409	(3,533)	(2,124)	0	(1,016)
							$(243,618)	$(2,212,885)	$(2,456,503)	$149,328	$(91,553)
Total Swap Agreements							$52,564	$(2,367,026)	$(2,314,462)	$152,690	$(92,489)

(p)	Securities with an aggregate market value of $1,956,998 and cash of $628,927, have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $415 and liability of $(520) for closed swap agreements is outstanding at period end.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2019	GBP	142,890		$180,025	$0	$(1,439)
BOA	07/2019		1,425,971		1,803,954	0	(6,956)
	07/2019		$5,479	AUD	7,974	119	0
	07/2019		122,139	CAD	160,650	536	0
	07/2019		17,449	EUR	15,390	51	0
	07/2019		103,634	GBP	81,563	0	(53)
	08/2019	CAD	160,650		$122,228	0	(538)
	08/2019	GBP	50,000		63,626	30	0
	10/2019		$33,845	DKK	220,368	0	(16)
BPS	07/2019	ARS	3,291,144		$65,001	0	(10,115)
	07/2019	BRL	1,190,000		310,527	627	0
	07/2019	CAD	5,363		4,010	0	(85)
	07/2019	CHF	152		153	0	(3)
	07/2019	GBP	113,319		143,193	0	(717)
	07/2019	TRY	465,317		80,433	118	0
	07/2019		$70,632	ARS	3,545,184	9,242	0
	07/2019		17,556	AUD	25,377	260	0
	07/2019		301,655	BRL	1,190,000	8,245	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		24,307	GBP	19,138	21	(23)
	07/2019		1,152,640	JPY	124,300,652	267	0
	07/2019		102,550	TRY	597,975	327	(108)
	08/2019	JPY	124,300,652		$1,155,386	0	(289)
	08/2019		$107,398	MXN	2,140,715	3,349	0
	08/2019		1,122	RUB	73,236	30	0
	09/2019	ARS	2,897,117		$60,186	765	(337)
	10/2019	MXN	2,140,715		106,239	0	(3,354)
	01/2020	BRL	2,153,318		564,419	13,028	0
	03/2020	ARS	215,139		3,969	297	0
BRC	07/2019		1,280,612		25,061	0	(3,847)
	07/2019	GBP	529,138		665,836	0	(6,142)
	07/2019	JPY	94,578,164		863,659	0	(13,568)
	07/2019		$25,510	ARS	1,280,612	3,398	0
	07/2019		18,711	GBP	14,674	0	(76)
	07/2019		486	ZAR	7,060	15	0
	08/2019	GBP	518,455		$658,181	0	(1,257)
	08/2019		$174,681	RUB	11,536,612	6,702	0
	10/2019		352,345	MXN	6,924,215	2,138	0
	03/2020	ARS	401,594		$7,434	578	0
BSS	07/2019	BRL	7,701,000		2,072,424	66,929	0
	07/2019		$29,628	ARS	1,554,013	6,383	0
	07/2019		2,009,551	BRL	7,701,000	0	(4,056)
	09/2019		15,737	ARS	845,887	2,215	0
	10/2019	BRL	16,301,400		$4,284,901	77,165	0
CBK	07/2019		1,952,264		509,437	1,028	0
	07/2019		$1,805,847	AUD	2,582,118	6,929	0
	07/2019		491,736	BRL	1,952,264	16,673	0
	07/2019		84,766	GBP	66,862	146	0
	07/2019		12,428	JPY	1,344,400	42	0
	07/2019		305,352	RUB	20,000,000	10,422	0
	08/2019	AUD	2,563,074		$1,794,609	0	(6,771)
	08/2019	EUR	3,230,409		3,684,757	2,025	0
	08/2019		$12,545	MXN	242,407	0	(4)
	08/2019		264,439	RUB	17,488,958	10,528	0
	09/2019	ARS	182,495		$3,920	47	0
	09/2019	PEN	246,700		73,209	0	(1,517)
	09/2019		$153,013	RUB	9,996,490	3,428	0
	10/2019	PEN	41,400		$12,255	0	(263)
DUB	07/2019	ARS	2,266,131		45,706	0	(5,666)
	08/2019		636,854		13,142	0	(1,031)
	08/2019	EUR	795,266		907,375	756	0
	09/2019		$86,094	INR	6,109,904	1,616	0
	02/2020		1	ARS	55	0	0
FBF	07/2019		153,028	RUB	10,000,000	4,859	0
GLM	07/2019	BRL	785,760		$205,041	414	0
	07/2019	GBP	333,000		419,271	0	(3,622)
	07/2019	NZD	933,488		609,227	0	(17,890)
	07/2019		$42,710	ARS	2,112,000	4,893	0
	07/2019		193,948	BRL	785,760	10,680	0
	07/2019		16,046	EUR	14,146	40	0
	07/2019		179,151	TRY	1,056,230	2,653	0
	08/2019	EUR	2,016,680		$2,302,016	2,960	0
	08/2019	GBP	2,150,182		2,727,801	0	(7,079)
	08/2019		$453,824	MXN	9,000,000	11,781	0
	08/2019		151,375	RUB	10,000,000	5,848	0
	09/2019	ARS	182,495		$3,959	85	0
	09/2019		$265,072	RUB	17,350,077	6,450	0
	10/2019		168,001	MXN	3,271,407	16	(364)
	12/2019	ARS	778,478		$15,113	653	0
	03/2020		$39,188	ARS	2,151,433	0	(2,461)
	06/2020		1,335		76,429	0	(148)
HUS	07/2019	CAD	155,287		$115,197	0	(3,383)
	07/2019	GBP	333,000		419,290	0	(3,603)
	07/2019	NZD	328,498		214,414	0	(6,271)
	07/2019		$124,456	ARS	6,171,343	14,901	0
	07/2019		2,301	TRY	13,567	41	0
	08/2019	AUD	661,869		$464,625	0	(549)
	08/2019	EUR	7,686		8,775	13	0
	08/2019	NZD	683,255		458,620	0	(719)
	08/2019	PEN	12,856		3,849	0	(48)
	08/2019		$119,123	JPY	12,779,200	0	(205)
	08/2019		180,393	MXN	3,559,879	3,870	(96)
	09/2019		54,267	ARS	2,781,209	3,030	0
	09/2019		115	HKD	900	0	0
	09/2019		97,922	RUB	6,402,189	2,269	0
	10/2019		18,885	MXN	371,702	122	0
	12/2019		9,572	ARS	575,746	1,123	0
	02/2020	ARS	55		$1	0	0
IND	07/2019	AUD	1,431,150		992,714	0	(12,025)
	07/2019		$825,556	GBP	650,000	0	(89)
	08/2019	GBP	650,000		$826,823	69	0
JPM	07/2019	BRL	2,219,980		579,296	1,169	0
	07/2019	EUR	6,086,530		6,806,820	0	(114,175)
	07/2019	GBP	268,003		338,537	0	(1,813)
	07/2019		$14,970	AUD	21,622	210	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		561,319	BRL	2,219,980	16,808	0
	07/2019		33,663	DKK	220,368	0	(91)
	07/2019		7,862	EUR	6,953	44	0
	07/2019		23,469	GBP	18,499	31	(7)
	07/2019		76,684	RUB	5,001,695	2,286	0
	07/2019		557	ZAR	7,938	6	0
	07/2019	ZAR	55,337		$3,800	0	(126)
	08/2019		$913	MXN	17,652	0	0
	09/2019	ARS	182,495		$3,915	41	0
	12/2019		$3,425	ARS	202,732	341	0
	01/2020	BRL	4,515,434		$1,185,674	29,426	0
	02/2020	ARS	103,059		1,923	144	0
	02/2020		$1,881	ARS	103,059	0	(102)
	03/2020	ARS	1,484,501		$27,542	2,199	0
MSB	07/2019	BRL	1,552,820		405,203	818	0
	07/2019		$387,635	BRL	1,552,820	16,750	0
	09/2019	ARS	923,622		$18,509	44	(1,013)
	09/2019		$364,072	INR	25,739,899	5,435	0
	09/2019		154,108	RUB	10,112,645	4,151	0
	01/2020	BRL	1,573,498		$402,977	5,553	(5,495)
	03/2020	ARS	50,199		928	71	0
	06/2020		76,429		1,377	190	0
MYI	07/2019	GBP	1,794,115		2,267,710	0	(10,724)
	08/2019		546,382		694,545	0	(415)
	08/2019	NZD	862,335		574,116	0	(5,669)
RBC	07/2019	GBP	65,465		82,414	0	(723)
RYL	08/2019	MXN	949,063		47,288	0	(1,811)
SCX	07/2019	AUD	1,874,408		1,299,681	0	(16,247)
	07/2019	GBP	142,740		180,752	0	(521)
	07/2019		$698,839	GBP	550,000	0	(367)
	07/2019		152,653	RUB	10,000,000	5,234	0
	07/2019		41,870	TRY	249,656	850	0
	08/2019	GBP	550,000		$699,911	350	0
	08/2019		$124,302	RUB	8,205,722	4,711	0
	01/2020	BRL	371,200		$97,567	2,516	0
SOG	07/2019	GBP	111,416		140,800	0	(693)
	07/2019		$524,117	RUB	34,308,627	17,570	0
	08/2019	JPY	120,966,963		$1,126,311	1,631	0
	08/2019		$151,162	RUB	10,000,000	6,061	0
	08/2019		1,391	SEK	13,255	41	0
SSB	07/2019	GBP	1,227,459		$1,550,953	0	(7,859)
	07/2019	JPY	31,629,400		292,882	0	(485)
	07/2019		$825,608	GBP	650,000	0	(141)
	07/2019		2,582	JPY	279,800	13	0
	08/2019	GBP	650,000		$826,882	128	0
TOR	07/2019		$4,560	AUD	6,598	73	0
	08/2019		2,253	MXN	43,580	1	0
	10/2019		50,006		979,510	140	0
UAG	07/2019	GBP	333,000		$419,875	0	(3,018)
	07/2019	JPY	120,684,250		1,102,542	0	(16,822)
	07/2019		$1,270,969	GBP	1,000,000	0	(1,020)
	07/2019		22,520	RUB	1,487,423	964	0
	07/2019		166,624	TRY	984,923	2,536	0
	08/2019	GBP	1,298,485		$1,651,905	996	(671)
	08/2019	NZD	62,194		40,999	0	(822)
	09/2019		$152,895	RUB	10,000,000	3,601	0
Total Forward Foreign Currency Contracts						$466,378	$(317,613)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$71.000	08/06/2019	60,000	$2	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.000	08/06/2019	350,000	14	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	72.000	08/06/2019	320,000	13	0
Total Purchased Options					$29	$0

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	206,000	$(196)	$(17)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	164,700	(198)	(30)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	368,300	(346)	(93)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	198,100	(178)	(25)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	281,200	(443)	(71)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	58,600	(66)	(7)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	367,600	(426)	(93)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	273,400	(309)	(33)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	134,900	(202)	(40)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	141,100	(224)	(36)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	165,700	(182)	(50)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	187,100	(281)	(47)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	196,100	(229)	(36)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	82,300	(91)	(17)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	274,200	(466)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	164,600	(160)	(30)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	82,400	(94)	(25)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	1,126,100	(1,013)	(272)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	286,900	(554)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	585,000	(926)	(171)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	1,080,100	(1,091)	(246)
JLN	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	159,100	(254)	(47)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	139,700	(238)	(36)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	165,100	(165)	(30)
						$(8,332)	$(1,452)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049		$99.188	08/06/2019	157,000	$(386)	$(109)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049		101.188	08/06/2019	157,000	(295)	(429)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049		99.141	08/06/2019	157,000	(386)	(102)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049		101.141	08/06/2019	157,000	(295)	(457)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049		101.035	08/06/2019	186,600	(452)	(79)
						$(1,814)	$(1,176)
Total Written Options						$(10,146)	$(2,628)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.589%	$6,300	$(952)	$979	$27	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	20,900	(500)	505	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602	46,910	(3,714)	4,003	289	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731	21,600	(841)	988	147	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.053	41,600	(1,127)	1,046	0	(81)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	37,800	(3,600)	3,367	0	(233)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.195	11,600	(1,179)	1,072	0	(107)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389	15,000	(825)	609	0	(216)
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	93,600	(1,733)	1,754	21	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	43,200	(699)	489	0	(210)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	37,644	(3,641)	3,786	145	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343	14,000	(2,242)	2,313	71	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.491	4,200	(584)	611	27	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.632	3,500	(980)	1,006	26	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.861	1,100	(169)	173	4	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	15,900	(2,599)	588	0	(2,011)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287	36,800	4,226	(9,372)	0	(5,146)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	38,500	475	(6,088)	0	(5,613)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	34,913	(5,148)	5,283	135	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.632	27,700	(7,297)	7,505	208	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799	10,700	(970)	519	0	(451)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.413	87,800	443	1,333	1,776	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602	63,750	(5,055)	5,447	392	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731	25,000	(923)	1,094	171	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	37,400	(4,441)	4,210	0	(231)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.195	19,860	(2,138)	1,954	0	(184)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866		77,200	(4,906)	5,131	225	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		15,400	(1,086)	1,081	0	(5)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389		15,200	(930)	711	0	(219)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287		13,250	1,522	(3,375)	0	(1,853)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982		41,116	1,101	(7,096)	0	(5,995)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.185		7,600	(385)	334	0	(51)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496		84,000	(2,794)	881	0	(1,913)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.597		63,400	(338)	1,221	883	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912		70,600	(719)	1,035	316	0
	Deutsche Bank AG	1.000	Quarterly	12/20/2023	3.062	EUR	5,600	(830)	277	0	(553)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		$152,400	(2,641)	1,902	0	(739)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262		7,200	(786)	814	28	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602		18,390	(1,472)	1,585	113	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138		30,700	(3,329)	3,140	0	(189)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.195		26,300	(2,281)	2,037	0	(244)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.509		300	1	3	4	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	0.862	EUR	18,200	(676)	753	77	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389		$11,100	(556)	396	0	(160)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287		29,750	3,395	(7,555)	0	(4,160)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982		34,300	1,804	(6,805)	0	(5,001)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.776		700	0	6	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		550	(11)	11	0	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799		3,000	(283)	157	0	(126)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		19,100	(1,327)	1,321	0	(6)
FBF	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287		25,900	3,036	(6,657)	0	(3,621)
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287		47,500	5,425	(12,067)	0	(6,642)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982		35,000	1,794	(6,897)	0	(5,103)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496		117,800	(3,838)	1,155	0	(2,683)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804		99,050	(1,483)	2,346	863	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	0.589		7,300	(1,106)	1,138	32	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.866		18,600	(164)	265	101	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		90,400	(1,931)	1,951	20	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262		21,950	(2,327)	2,412	85	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343		900	(134)	139	5	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.491		9,600	(1,402)	1,465	63	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.632		30,407	(8,279)	8,507	228	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.861		21,800	(3,761)	3,841	80	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799		1,900	(176)	96	0	(80)
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.479		3,100	(577)	590	13	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	0.523		2,700	(368)	381	13	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602		10,800	(821)	887	66	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.880		76,300	(1,669)	1,999	330	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.053		443,100	(7,070)	6,205	0	(865)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138		8,400	(950)	898	0	(52)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866		9,400	(601)	628	27	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		62,300	(4,361)	4,340	0	(21)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547		15,800	(816)	457	0	(359)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287		32,000	3,576	(8,050)	0	(4,474)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982		42,300	1,128	(7,295)	0	(6,167)
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.359		14,500	(459)	243	0	(216)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496		127,400	(3,727)	825	0	(2,902)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.501		9,285	(141)	279	138	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912		12,600	(36)	92	56	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		140,750	(2,125)	2,156	31	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		188,900	(3,039)	2,123	0	(916)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262		79,102	(7,962)	8,267	305	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343		10,600	(1,795)	1,849	54	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.491		3,140	(445)	466	21	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.632		13,900	(4,157)	4,261	104	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799		6,600	(605)	327	0	(278)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602		26,370	(2,048)	2,210	162	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.880		13,100	(59)	116	57	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138		18,340	(1,888)	1,775	0	(113)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.195		14,861	(2,032)	1,894	0	(138)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866		26,700	(1,655)	1,733	78	0
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982		5,500	39	(841)	0	(802)
	Deutsche Bank AG	1.000	Quarterly	12/20/2023	3.062	EUR	3,700	(549)	184	0	(365)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		$148,400	(3,049)	3,082	33	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		20,700	(335)	235	0	(100)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262		13,418	(1,236)	1,288	52	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.861		7,400	(1,201)	1,228	27	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.571		34,600	(3,812)	4,005	193	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602		37,800	(4,481)	4,714	233	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731		34,400	(1,340)	1,575	235	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138		9,200	(845)	788	0	(57)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		11,600	(819)	815	0	(4)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389		154,200	(9,595)	7,374	0	(2,221)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547		91,000	(5,032)	2,962	0	(2,070)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950		8,200	(1,424)	387	0	(1,037)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	10.287		68,800	7,692	(17,312)	0	(9,620)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262		50,100	(4,637)	4,830	193	0
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.263		1,400	(150)	166	16	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.413		13,000	62	201	263	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.602		9,100	(1,126)	1,182	56	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.946		424,900	(8,072)	9,073	1,001	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		7,600	(534)	531	0	(3)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.280		175,400	(3,681)	2,097	0	(1,584)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950		183,100	(29,438)	6,286	0	(23,152)
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		26,100	(393)	399	6	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.509		26,500	107	280	387	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866		9,700	(597)	625	28	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		39,700	(2,847)	2,834	0	(13)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547		23,400	(1,213)	681	0	(532)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.157		19,300	1,130	(331)	799	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026		800	(59)	59	0	0
								$(200,223)	$99,886	$11,550	$(111,887)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$40,078	$(22,494)	$21,546	$0	$(948)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,797	(2,712)	2,020	0	(692)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	180,738	(5,059)	6,630	1,571	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	142	123	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	9,259	(2,235)	1,565	0	(670)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	12,603	(7,121)	6,823	0	(298)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,966	(425)	529	104	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	875	283	0
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	3,097	119	(83)	36	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	15,482	(7,548)	6,701	0	(847)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	96,793	(54,471)	52,180	0	(2,291)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	47,865	(2,005)	2,421	416	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,402	582	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	17,645	(9,925)	9,507	0	(418)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	16,011	(9,051)	6,741	0	(2,310)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	1,503	497	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	152,210	(4,150)	5,473	1,323	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	191,434	(8,690)	10,770	2,080	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	45,411	6,928	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	1,108	103	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	362	154	0
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	26,384	(23,450)	16,067	0	(7,383)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	345	0	(91)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	118,597	(66,661)	63,854	0	(2,807)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	93,549	(51,541)	38,044	0	(13,497)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	125,500	(877)	689	0	(188)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	276,181	(8,952)	11,353	2,401	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	317,662	(10,776)	14,228	3,452	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	10,660	1,964	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	70,000	(1,616)	2,334	718	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	722	307	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	13,786	(3,086)	2,088	0	(998)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	61,126	(24,444)	22,998	0	(1,446)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,797	(1,672)	980	0	(692)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	416,750	(5,102)	8,445	3,343	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	236,840	(7,157)	9,216	2,059	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,075	(4,212)	5,474	1,262	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	4,219	768	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,700	(8,388)	10,405	2,017	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	25,000	(1,882)	2,400	518	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	885	(372)	124	0	(248)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	66	0	(25)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	28	0	(56)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	8,068	2,561	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,147	(4,511)	5,599	1,088	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	42,202	6,852	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	5,760	3,076	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	10,877	(2,192)	1,405	0	(787)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,807	(315)	383	68	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,580	(2,555)	3,083	528	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	11,136	1,693	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	14,026	1,624	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	106,842	(13,623)	5,888	0	(7,735)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	20,165	(11,318)	10,841	0	(477)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	11,994	(6,781)	5,051	0	(1,730)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	2,025	652	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	169,442	(4,693)	6,166	1,473	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	126,428	(4,329)	5,703	1,374	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	5,265	755	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	987	92	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	969	287	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	259,500	(3,786)	5,867	2,081	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,736	480	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	55,045	(2,012)	2,491	479	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,317	(816)	1,015	199	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,707	605	0
						$(547,396)	$559,738	$58,976	$(46,634)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$7,178	$7,040	$0
DUB	Pay	3-Month USD-LIBOR	3.850	Semi-Annual	07/13/2022		$10,000,000	1,050	289,574	290,624	0
GLM	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	07/06/2022		10,000,000	(13,400)	298,886	285,486	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(205)	10,766	10,561	0
	Pay	6-Month EUR-EURIBOR	0.310	Annual	08/20/2024	EUR	1,500,000	0	4,698	4,698	0
	Pay	6-Month EUR-EURIBOR	0.290	Annual	08/26/2024		1,500,000	0	4,528	4,528	0
	Pay	6-Month EUR-EURIBOR	0.330	Annual	09/04/2024		1,000,000	0	3,240	3,240	0
	Pay	6-Month EUR-EURIBOR	0.360	Annual	09/05/2024		1,500,000	0	5,135	5,135	0
	Pay	6-Month EUR-EURIBOR	0.330	Annual	09/06/2024		390,500	0	1,267	1,267	0
MYC	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	06/29/2022		$10,000,000	(4,665)	163,073	158,408	0
	Pay	6-Month EUR-EURIBOR	0.325	Annual	08/15/2024	EUR	1,500,000	0	4,824	4,824	0
	Pay	6-Month EUR-EURIBOR	0.300	Annual	08/21/2024		1,500,000	0	4,606	4,606	0
	Pay	6-Month EUR-EURIBOR	0.340	Annual	09/11/2024		742,000	0	2,452	2,452	0
	Pay	6-Month EUR-EURIBOR	0.300	Annual	09/12/2024		1,000,000	0	3,067	3,067	0
	Pay	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024		2,500,000	0	6,864	6,864	0
	Pay	6-Month EUR-EURIBOR	0.265	Annual	09/25/2024		1,500,000	0	4,217	4,217	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	10,500	10,398	0
								$(17,460)	$824,875	$807,415	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$59,350	$(256)	$3,748	$3,492	$0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	10,050	(16)	811	795	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	39,100	(49)	4,113	4,064	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	56,300	(282)	2,233	1,951	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	64,600	(187)	673	486	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	56,100	(317)	1,888	1,571	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	79,400	(482)	1,690	1,208	0
								$(1,589)	$15,156	$13,567	$0

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.380%	Maturity	08/14/2019	$150,000	$0	$(164)	$0	$(164)
Total Swap Agreements								$(766,668)	$1,499,491	$891,508	$(158,685)

(r)	Securities with an aggregate market value of $137,812 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,145,515	$2,385,531	$5,531,046
Corporate Bonds & Notes
Banking & Finance	0	17,567,568	135,135	17,702,703
Industrials	0	8,326,673	242,554	8,569,227

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Specialty Finance	0	42,984	0	42,984
Utilities	0	2,870,456	0	2,870,456
Convertible Bonds & Notes
Industrials	0	38,518	0	38,518
Municipal Bonds & Notes
California	0	7,295	0	7,295
Illinois	0	120,319	0	120,319
Iowa	0	122	0	122
Puerto Rico	0	63,776	0	63,776
Texas	0	3,828	0	3,828
U.S. Government Agencies	1,140,535	50,972,670	0	52,113,205
U.S. Treasury Obligations	0	9,945,844	0	9,945,844
Non-Agency Mortgage-Backed Securities	0	34,443,932	3,771,868	38,215,800
Asset-Backed Securities	0	26,027,990	530,136	26,558,126
Sovereign Issues	0	11,527,146	0	11,527,146
Common Stocks
Communication Services	0	564	0	564
Consumer Discretionary	140,020	0	0	140,020
Energy	0	0	9,566	9,566
Health Care	0	0	150	150
Industrials	0	0	2,102	2,102
Utilities	668	1,837	0	2,505
Warrants
Communication Services	0	419,493	0	419,493
Industrials	0	0	806	806
Materials	0	0	60	60
Preferred Securities
Banking & Finance	6,555	137,392	10	143,957
Industrials	0	0	16,029	16,029
Real Estate Investment Trusts
Real Estate	253,086	0	0	253,086
Non-Agency Mortgage-Backed Securities	0	0	0	0
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	194,428	0	194,428
Repurchase Agreements	0	33,511	0	33,511
Argentina Treasury Bills	0	138,428	0	138,428
U.S. Treasury Bills	0	86,492	0	86,492
	$1,540,864	$166,116,781	$7,093,947	$174,751,592
Investments in Affiliates, at Value
Mutual Funds	140,401	0	4,366	144,767
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,428,390	0	0	1,428,390
	$1,568,791	$0	$4,366	$1,573,157
Total Investments	$3,109,655	$166,116,781	$7,098,313	$176,324,749
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(16,471,117)	0	(16,471,117)
	$0	$(16,471,117)	$0	$(16,471,117)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23,595	152,728	0	176,323
Over the counter	0	1,357,051	835	1,357,886
	$23,595	$1,509,779	$835	$1,534,209
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,784)	(92,489)	0	(100,273)
Over the counter	0	(478,926)	0	(478,926)
	$(7,784)	$(571,415)	$0	$(579,199)
Total Financial Derivative Instruments	$15,811	$938,364	$835	$955,010
Totals	$3,125,466	$150,584,028	$7,099,148	$160,808,642

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,736,585	$185,730	$(16,008)	$176	$(298)	$(3,126)	$631,533	$(149,061)	$2,385,531	$(4,058)
Corporate Bonds & Notes

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2019 (Unaudited)

Banking & Finance	94,786	38,703	(93)	0	0	1,739	0	0	135,135	1,741
Industrials	5,426	230,365	(140)	(1)	(5)	7,533	0	(624)	242,554	7,528
Non-Agency Mortgage-Backed Securities	667,411	3,697,348	(464,050)	117	282	51,621	0	(180,861)	3,771,868	55,650
Asset-Backed Securities	1,298,377	409,868	(44,749)	84	2,273	6,357	0	(1,142,074)	530,136	12,206
Common Stocks
Energy	20,843	0	0	0	0	(11,277)	0	0	9,566	(11,277)
Financials	7,525	0	(7,357)	0	770	(938)	0	0	0	0
Health Care	147	0	0	0	0	3	0	0	150	3
Industrials	0	4,070	0	0	0	(1,968)	0	0	2,102	(1,968)
Warrants
Industrials	199	0	0	0	0	607	0	0	806	607
Materials	59	0	0	0	0	1	0	0	60	1
Preferred Securities
Banking & Finance	10	0	0	0	0	0	0	0	10	0
Industrials	11,742	261	0	0	0	4,026	0	0	16,029	4,026
	$3,843,110	$4,566,345	$(532,397)	$376	$3,022	$54,578	$631,533	$(1,472,620)	$7,093,947	$64,459
Investments in Affiliates - at Value
Mutual Funds	$5,000	$0	$0	$0	$0	$(634)	$0	$0	$4,366	$(634)
Financial Derivative Instruments - Assets
Over the counter	$1,023	$29	$0	$0	$(27)	$(190)	$0	$0	$835	$(184)
Totals	$3,849,133	$4,566,374	$(532,397)	$376	$2,995	$53,754	$631,533	$(1,472,620)	$7,099,148	$63,641

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs		Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,265,412	Other Valuation Techniques(3)	-		-
	236,257	Proxy Pricing	Base Price		99.550 - 101.000
	883,862	Third Party Vendor	Broker Quote		82.500 - 101.125
Corporate Bonds & Notes
Banking & Finance	82,823	Other Valuation Techniques(3)	-		-
	52,312	Proxy Pricing	Base Price		105.080
Industrials	242,554	Proxy Pricing	Base Price		100.800 - 103.520
Non-Agency Mortgage-Backed Securities	3,771,868	Proxy Pricing	Base Price		0.000 - 1,460.725
Asset-Backed Securities	43,754	Other Valuation Techniques(3)	-		-
	486,382	Proxy Pricing	Base Price		2.375 - 107.060
Mutual Funds	4,366	Other Valuation Techniques(3)	-		-
Common Stocks
Energy	256	Other Valuation Techniques(3)	-		-
	9,310	Reference Instrument	Liquidity Discount		22.580
Health Care	150	Third Party Vendor	Broker Quote	EUR	1.600
Industrials	2,102	Indicative Market Quotation	Broker Quote		$14.500
Warrants
Industrials	806	Other Valuation Techniques(3)	-		-
Materials	60	Other Valuation Techniques(3)	-		-
Preferred Securities
Banking & Finance	10	Other Valuation Techniques(3)	-		-
Industrials	16,029	Fundamental Valuation	Company Equity Value		$760,144,498
Financial Derivative Instruments - Assets
Over the counter	799	Indicative Market Quotation	Broker Quote		3.990
	36	Other Valuation Techniques(3)	-		-
Total	$7,099,148

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.4% ¤
CORPORATE BONDS & NOTES 8.7%
BANKING & FINANCE 6.6%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$300	$308
Ally Financial, Inc. 4.250% due 04/15/2021		100	103
Ambac Assurance Corp. 5.100% due 06/07/2020		28	40
Ambac LSNI LLC 7.319% due 02/12/2023 ~		120	122
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(i)	EUR	200	236
6.750% due 02/18/2020 •(g)(i)		200	234
8.875% due 04/14/2021 •(g)(i)		800	1,015
Banco Santander S.A.
5.250% due 09/29/2023 •(g)		400	464
6.250% due 09/11/2021 •(g)(i)		400	479
Bank of America Corp. 5.875% due 03/15/2028 •(g)		$670	700
Barclays Bank PLC 7.625% due 11/21/2022 (i)		2,100	2,295
Corp. Andina de Fomento 3.950% due 10/15/2021 (f)	MXN	8,136	419
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$600	622
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 •(g)		1,500	1,500
Deutsche Bank AG 4.250% due 10/14/2021		4,400	4,459
Goldman Sachs Group, Inc. 3.610% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,333
ING Bank NV 2.625% due 12/05/2022		1,200	1,224
International Lease Finance Corp. 8.250% due 12/15/2020		100	108
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	105,500	15,858
2.500% due 10/01/2047		7	1
Lloyds Banking Group PLC 3.186% due 06/21/2021 ~		$700	701
Navient Corp. 5.875% due 03/25/2021		100	104
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	11,600	1,744
2.500% due 10/01/2047		3	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		56,000	8,420
2.500% due 10/01/2047		16	3
Realkredit Danmark A/S 2.500% due 07/01/2047		70	11
Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~		$1,100	1,098
4.519% due 06/25/2024 •		700	729
State Bank of India 3.539% (US0003M + 0.950%) due 04/06/2020 ~		2,100	2,105
Toronto-Dominion Bank 2.250% due 03/15/2021		1,800	1,806
UBS Group Funding Switzerland AG 4.377% (US0003M + 1.780%) due 04/14/2021 ~		10,400	10,655
UniCredit SpA 7.830% due 12/04/2023		8,050	9,202
			70,098
INDUSTRIALS 0.6%
Altice Luxembourg S.A. 7.250% due 05/15/2022	EUR	1,101	1,287
BAT Capital Corp. 3.118% due 08/14/2020 ~		$1,500	1,504
Broadcom, Inc. 3.125% due 04/15/2021		200	201

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

Dominion Energy Gas Holdings LLC 3.010% due 06/15/2021 ~	700	703
eBay, Inc. 2.750% due 01/30/2023	700	704
Enbridge, Inc. 2.984% due 01/10/2020 ~	1,700	1,701
ERAC USA Finance LLC 2.700% due 11/01/2023	100	100
Microchip Technology, Inc. 3.922% due 06/01/2021	100	102
Ryder System, Inc. 2.450% due 09/03/2019	100	100
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	100	101
Telefonica Emisiones S.A. 5.877% due 07/15/2019	200	200
VMware, Inc. 3.900% due 08/21/2027	200	203
		6,906
UTILITIES 1.5%
AT&T, Inc.
3.270% due 06/01/2021 ~	1,600	1,609
3.547% (US0003M + 0.950%) due 07/15/2021 ~	2,800	2,825
5.150% due 02/15/2050	900	992
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~	400	401
National Rural Utilities Cooperative Finance Corp. 2.694% due 06/30/2021 ~	600	602
NextEra Energy Capital Holdings, Inc. 2.835% due 09/03/2019 ~	1,950	1,951
Petrobras Global Finance BV
6.125% due 01/17/2022	645	692
7.250% due 03/17/2044	5,100	5,717
Sempra Energy 2.860% due 03/15/2021 ~	800	797
Sprint Communications, Inc. 7.000% due 03/01/2020	800	822
Tampa Electric Co. 2.600% due 09/15/2022	100	100
		16,508
Total Corporate Bonds & Notes (Cost $91,630)		93,512
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	160	161
Total Municipal Bonds & Notes (Cost $126)		161
U.S. GOVERNMENT AGENCIES 29.0%
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	164,270	167,841
4.000% due 08/01/2049	130,500	134,815
Ginnie Mae
2.783% due 02/20/2049 •	5,032	5,028
3.030% due 08/20/2068 •	2,009	1,972
Total U.S. Government Agencies (Cost $309,269)		309,656
U.S. TREASURY OBLIGATIONS 54.0%
U.S. Treasury Bonds
3.000% due 05/15/2045 (p)	320	350
3.000% due 02/15/2048 (p)	70	76
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (n)	39,464	39,104
0.125% due 04/15/2022 (k)	101,930	101,149
0.125% due 01/15/2023 (n)(p)	7,493	7,453
0.125% due 07/15/2026	19,538	19,415
0.125% due 07/15/2026 (p)	7,206	7,160
0.250% due 01/15/2025 (k)	48,595	48,669
0.375% due 07/15/2025	13,352	13,505
0.375% due 07/15/2025 (n)	9,805	9,917
0.375% due 01/15/2027	28,262	28,470
0.375% due 07/15/2027 (p)	2,340	2,363
0.625% due 07/15/2021 (n)	10,350	10,416
0.625% due 07/15/2021 (n)(p)	3,061	3,080
0.625% due 01/15/2024 (n)	700	712
0.625% due 01/15/2026	41,066	42,068
0.625% due 01/15/2026 (k)(n)	39,473	40,437
0.625% due 02/15/2043 (p)	1,556	1,510

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

0.750% due 07/15/2028 (p)		407	424
0.750% due 02/15/2042 (p)		633	636
0.750% due 02/15/2045		3,917	3,881
0.875% due 01/15/2029		18,396	19,374
0.875% due 02/15/2047		6,626	6,761
1.000% due 02/15/2046		15,269	16,022
1.000% due 02/15/2048		23,522	24,778
1.000% due 02/15/2049		1,036	1,097
1.125% due 01/15/2021		10,664	10,748
1.375% due 01/15/2020		11,567	11,544
1.375% due 02/15/2044		9,900	11,250
1.375% due 02/15/2044 (p)		362	411
2.000% due 01/15/2026		5,763	6,416
2.125% due 02/15/2040 (p)		1,076	1,378
2.125% due 02/15/2041		7,000	9,026
2.375% due 01/15/2025		42,181	47,152
2.375% due 01/15/2027		10,643	12,297
2.500% due 01/15/2029		6,711	8,078
2.500% due 01/15/2029 (n)		3,868	4,655
3.375% due 04/15/2032		3,771	5,171
Total U.S. Treasury Obligations (Cost $558,738)			576,953
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Alliance Bancorp Trust 2.644% due 07/25/2037 •		833	761
Banc of America Alternative Loan Trust
3.054% due 12/25/2035 ^•		857	702
6.000% due 06/25/2046		593	580
Banc of America Mortgage Trust
4.356% due 08/25/2035 ^~		141	143
4.491% due 11/25/2035 ^~		119	121
4.715% due 06/25/2035 ~		148	143
BCAP LLC Trust 4.209% due 04/26/2036 ~		664	577
Bear Stearns Adjustable Rate Mortgage Trust
3.939% due 03/25/2035 ~		3	3
4.333% due 07/25/2036 ^~		268	260
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034		1,791	1,824
Countrywide Alternative Loan Trust
2.514% due 06/25/2046 •		160	155
2.578% due 12/20/2046 ^•		259	234
4.271% due 10/25/2035 ^~		38	33
5.500% due 11/25/2035 ^		66	63
5.500% due 01/25/2036		301	271
6.000% due 08/25/2036 ^•		128	114
6.000% due 04/25/2037 ^		409	342
6.000% due 04/25/2037		1,205	1,215
6.250% due 11/25/2036 ^		116	104
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •		353	344
4.312% due 04/20/2035 ~		14	14
6.000% due 03/25/2037 ^		832	714
6.000% due 05/25/2037 ^		509	393
6.000% due 07/25/2037 ^		1,547	1,283
Deutsche ALT-A Securities, Inc. 2.704% due 04/25/2037 •		726	465
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		311	294
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		76	57
Grifonas Finance PLC 0.050% due 08/28/2039 •	EUR	402	427
GSR Mortgage Loan Trust
4.500% due 09/25/2035 ~		$21	21
6.000% due 11/25/2035 ^		430	325
IndyMac Mortgage Loan Trust 2.584% due 07/25/2047 •		664	567
JPMorgan Mortgage Trust 4.494% due 06/25/2035 ~		11	11
Lehman Mortgage Trust 5.192% due 01/25/2036 ^~		427	430
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•		425	82
Morgan Stanley Mortgage Loan Trust 4.526% due 06/25/2036 ~		170	175
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		4,833	5,128
New York Mortgage Trust 4.726% due 05/25/2036 ^~		181	177
Residential Asset Securitization Trust
2.804% due 05/25/2035 •		563	473
2.804% due 01/25/2046 ^•		1,134	502
5.750% due 02/25/2036 ^		234	165
6.250% due 11/25/2036 ^		189	124

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

6.500% due 06/25/2037		11,593	5,189
Sequoia Mortgage Trust 2.583% due 07/20/2036 •		2,002	1,952
Structured Asset Mortgage Investments Trust
2.614% due 05/25/2036 •		485	458
2.624% due 05/25/2036 •		568	537
2.684% due 02/25/2036 ^•		634	609
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	4,100	5,227
WaMu Mortgage Pass-Through Certificates Trust
3.612% due 11/25/2036 ^~		$481	462
3.897% due 02/25/2037 ^~		80	78
3.993% due 10/25/2035 ~		1,293	1,290
4.380% due 09/25/2033 ~		12	12
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		441	367
Wells Fargo Mortgage-Backed Securities Trust
4.827% due 12/25/2033 ~		31	32
4.855% due 11/25/2034 ~		67	68
4.859% due 04/25/2036 ^~		246	249
4.905% due 10/25/2035 ~		47	48
Total Non-Agency Mortgage-Backed Securities (Cost $35,624)			36,394
ASSET-BACKED SECURITIES 9.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.184% due 05/25/2034 •		2,882	2,902
Argent Securities Trust 2.564% due 05/25/2036 •		1,721	650
Asset-Backed Securities Corp. Home Equity Loan Trust 4.172% due 08/15/2033 •		98	98
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	1,300	1,475
B&M CLO Ltd. 3.331% due 04/16/2026 •		$327	327
Babson Euro CLO BV 0.509% due 10/25/2029 •	EUR	300	340
Barings Euro CLO BV 0.680% due 07/27/2030 •		400	454
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		$3,685	3,716
Bear Stearns Asset-Backed Securities Trust 3.034% due 02/25/2036 •		4,699	4,696
CIFC Funding Ltd. 3.440% due 10/25/2027 •		1,020	1,015
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		460	466
Citigroup Mortgage Loan Trust 2.484% due 01/25/2037 •		337	244
Citigroup Mortgage Loan Trust, Inc. 2.734% due 10/25/2036 •		2,300	2,221
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 •		476	434
2.604% due 09/25/2037 •		127	106
2.634% due 05/25/2037 •		1,100	1,055
2.654% due 03/25/2037 •		2,200	2,105
5.805% due 04/25/2036 ^~		92	83
Countrywide Asset-Backed Certificates Trust 3.364% due 10/25/2035 •		2,329	2,341
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		534	260
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •		580	579
Dorchester Park CLO DAC 3.492% due 04/20/2028 •		800	795
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	300	341
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		$1,400	1,392
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		900	898
First Franklin Mortgage Loan Trust 2.874% due 11/25/2036 •		2,600	2,359
Fremont Home Loan Trust
2.539% due 10/25/2036 •		301	283
2.554% due 10/25/2036 •		5,298	2,636
2.644% due 10/25/2036 •		2,912	1,477
GSAMP Trust 2.564% due 05/25/2046 •		114	113
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •		800	797
Home Equity Mortgage Loan Asset-Backed Trust 2.624% due 04/25/2037 •		451	360
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •		670	667

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

IndyMac Mortgage Loan Trust 2.474% due 07/25/2036 •	935	420
Jamestown CLO Ltd. 3.467% due 01/15/2028 •	1,700	1,695
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •	610	607
Lehman XS Trust
2.564% due 05/25/2036 •	1,333	1,361
5.354% due 06/25/2036 þ	924	957
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •	1,600	1,606
Long Beach Mortgage Loan Trust 2.704% due 01/25/2036 •	1,983	1,858
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •	970	965
Marlette Funding Trust 2.690% due 09/17/2029 (b)	400	400
MASTR Asset-Backed Securities Trust
2.644% due 06/25/2036 •	293	171
2.974% due 01/25/2036 •	5,000	4,947
MidOcean Credit CLO 3.397% due 04/15/2027 •	1,000	997
Monarch Grove CLO 3.460% due 01/25/2028 •	1,350	1,344
Morgan Stanley ABS Capital, Inc. Trust
2.474% due 10/25/2036 •	167	102
2.514% due 10/25/2036 •	24	15
2.534% due 10/25/2036 •	1,347	1,301
2.554% due 06/25/2036 •	1,764	1,159
Morgan Stanley Mortgage Loan Trust
2.634% due 02/25/2037 •	215	101
5.726% due 10/25/2036 ^þ	251	126
Navient Student Loan Trust 3.554% due 03/25/2066 •	1,264	1,270
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •	750	750
NovaStar Mortgage Funding Trust 2.574% due 11/25/2036 •	192	85
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •	320	319
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •	5,300	5,305
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.154% due 07/25/2035 •	46	46
Renaissance Home Equity Loan Trust 3.590% due 09/25/2037	6,117	3,402
Residential Asset Securities Corp. Trust
2.644% due 08/25/2036 •	600	472
2.654% due 11/25/2036 ^•	4,230	3,750
Saxon Asset Securities Trust 4.034% due 06/25/2033 þ	18	19
Securitized Asset-Backed Receivables LLC Trust
2.564% due 07/25/2036 •	2,522	1,315
2.654% due 05/25/2036 •	1,022	669
Sound Point CLO Ltd. 3.472% due 07/20/2027 •	400	400
Soundview Home Loan Trust
2.464% due 11/25/2036 •	144	61
2.684% due 05/25/2036 •	500	490
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	5,618	5,685
Structured Asset Investment Loan Trust 3.124% due 10/25/2035 •	4,300	4,261
Structured Asset Securities Corp. Mortgage Loan Trust 3.940% due 04/25/2035 •	28	28
Symphony CLO Ltd. 3.477% due 04/15/2028 •	300	299
Telos CLO Ltd. 3.538% due 04/17/2028 •	570	569
THL Credit Wind River CLO Ltd.
0.000% due 01/15/2026 •(b)	1,100	1,100
3.467% due 10/15/2027 •	250	250
TICP CLO Ltd.
3.392% due 07/20/2027 •	380	379
3.432% due 04/20/2028 •	800	797
Tralee CLO Ltd. 3.622% due 10/20/2027 •	1,200	1,200
Venture CLO Ltd.
3.321% due 02/28/2026 •	3,161	3,153
3.477% due 07/15/2027 •	1,000	1,001
3.667% due 04/15/2027	730	728
Wachovia Mortgage Loan Trust 3.064% due 10/25/2035 •	136	136

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

WhiteHorse Ltd. 3.518% due 04/17/2027 •		1,100	1,098
Total Asset-Backed Securities (Cost $92,373)			96,854
SOVEREIGN ISSUES 16.0%
Argentina Government International Bond
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	4,165	84
63.705% due 06/21/2020 ~(a)		98,252	2,258
Australia Government International Bond
1.250% due 02/21/2022 (f)	AUD	18,891	13,776
3.000% due 09/20/2025 (f)		7,803	6,545
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	700	861
Autonomous Community of Valencia 4.900% due 03/17/2020		2,200	2,590
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (e)	BRL	3,712	938
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	2,545	3,091
1.100% due 07/25/2022 (f)		21,904	26,872
1.850% due 07/25/2027 (f)		3,646	5,188
2.100% due 07/25/2023 (f)		6,610	8,579
2.250% due 07/25/2020 (f)		7,405	8,732
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	884,699	8,571
0.100% due 03/10/2029 (f)		615,817	5,966
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,392
6.150% due 08/12/2032		7,700	2,573
Qatar Government International Bond 3.875% due 04/23/2023		$2,200	2,310
Saudi Government International Bond 4.000% due 04/17/2025		3,710	3,955
United Kingdom Gilt
0.125% due 08/10/2028 (f)	GBP	9,079	14,571
0.125% due 11/22/2065 (f)		396	1,186
1.250% due 11/22/2027 (f)		13,376	22,975
1.750% due 09/07/2037		200	270
1.875% due 11/22/2022 (f)		18,841	27,856
Total Sovereign Issues (Cost $174,360)			171,139
		SHARES
COMMON STOCKS 1.2%
COMMUNICATION SERVICES 0.1%
Tribune Media Co. 'A'		16,666	770
ENERGY 0.4%
Cheniere Energy, Inc. (c)		31,827	2,179
ONEOK, Inc.		34,056	2,343
			4,522
HEALTH CARE 0.3%
Array BioPharma, Inc. (c)		22,360	1,036
BTG PLC (c)		76,641	813
Spark Therapeutics, Inc. (c)		8,857	907
			2,756
INDUSTRIALS 0.2%
Advanced Disposal Services, Inc. (c)		32,757	1,045
Global Brass & Copper Holdings, Inc.		13,647	597
WABCO Holdings, Inc. (c)		7,721	1,024
			2,666
INFORMATION TECHNOLOGY 0.2%
Cypress Semiconductor Corp.		47,115	1,048
Red Hat, Inc. (c)		6,670	1,252
Versum Materials, Inc.		4,443	229
			2,529
Total Common Stocks (Cost $12,656)			13,243
MASTER LIMITED PARTNERSHIPS 0.6%
ENERGY 0.6%
Energy Transfer Equity LP		134,765	1,897

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

Plains All American Pipeline LP		86,112	2,097
Enterprise Products Partners LP		73,242	2,115
Total Master Limited Partnerships (Cost $5,956)			6,109
REAL ESTATE INVESTMENT TRUSTS 7.8%
REAL ESTATE 7.8%
Alexandria Real Estate Equities, Inc.		20,853	2,942
American Campus Communities, Inc.		19,272	890
American Homes 4 Rent 'A' (l)		27,385	666
American Tower Corp.		7,361	1,505
Apartment Investment & Management Co. (l)		25,941	1,300
AvalonBay Communities, Inc.		18,407	3,740
Boston Properties, Inc.		12,142	1,566
Camden Property Trust		14,358	1,499
CoreSite Realty Corp.		3,826	441
Corporate Office Properties Trust		23,750	626
Crown Castle International Corp.		6,121	798
CubeSmart		28,488	953
CyrusOne, Inc.		5,481	316
Digital Realty Trust, Inc.		21,188	2,496
Douglas Emmett, Inc.		33,308	1,327
Duke Realty Corp.		65,072	2,057
Equinix, Inc.		5,600	2,824
Equity LifeStyle Properties, Inc.		8,736	1,060
Equity Residential		52,621	3,995
Essex Property Trust, Inc.		7,916	2,311
Extra Space Storage, Inc. (l)		11,445	1,214
Federal Realty Investment Trust		6,364	819
First Industrial Realty Trust, Inc.		25,778	947
HCP, Inc.		29,673	949
Healthcare Trust of America, Inc. 'A'		10,964	301
Host Hotels & Resorts, Inc.		86,264	1,572
Hudson Pacific Properties, Inc.		35,762	1,190
Invitation Homes, Inc. (l)		66,239	1,771
JBG SMITH Properties		11,265	443
Kilroy Realty Corp.		19,025	1,404
Liberty Property Trust		19,734	988
Life Storage, Inc.		9,321	886
Mid-America Apartment Communities, Inc.		14,211	1,673
Prologis, Inc.		65,061	5,211
Public Storage		16,136	3,843
Regency Centers Corp.		21,771	1,453
Rexford Industrial Realty, Inc.		18,955	765
Ryman Hospitality Properties, Inc. (l)		14,836	1,203
Sabra Health Care REIT, Inc. (l)		18,023	355
SBA Communications Corp.		7,926	1,782
Simon Property Group, Inc.		40,799	6,518
SL Green Realty Corp.		11,711	941
STORE Capital Corp.		5,678	188
Sun Communities, Inc.		30,890	3,960
Sunstone Hotel Investors, Inc.		36,142	496
Taubman Centers, Inc.		3,768	154
UDR, Inc.		33,925	1,523
Ventas, Inc.		45,201	3,090
Vornado Realty Trust		27,538	1,765
Welltower, Inc.		28,694	2,339
Total Real Estate Investment Trusts (Cost $67,835)			83,055
SHORT-TERM INSTRUMENTS 1.6%
		PRINCIPAL AMOUNT (000s)
COMMERCIAL PAPER 1.1%
Bank of Montreal
1.787% due 07/22/2019	CAD	700	534
1.797% due 07/19/2019		400	305
1.800% due 07/24/2019		100	76
1.802% due 07/26/2019		200	152
1.806% due 07/31/2019		1,900	1,449
Bank of Nova Scotia
1.773% due 07/22/2019		1,100	839
1.775% due 07/23/2019		200	153
1.775% due 07/25/2019		200	153
1.781% due 07/26/2019		100	76
1.785% due 07/22/2019		600	458
HSBC Bank Canada
1.827% due 07/24/2019		500	381
1.828% due 07/25/2019		200	153

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

1.828% due 07/26/2019		400	305
Royal Bank Of Canada
1.765% due 07/02/2019		700	534
1.773% due 07/22/2019		600	458
1.777% due 07/25/2019		200	153
1.777% due 07/26/2019		900	686
1.795% due 07/31/2019		1,200	915
Royal Caribbean Cruise 2.900% due 07/11/2019		$1,000	999
Toronto-Dominion Bank
1.765% due 07/02/2019	CAD	1,100	840
1.787% due 07/22/2019		900	686
1.788% due 07/24/2019		500	381
1.792% due 07/16/2019		200	153
1.792% due 07/26/2019		200	152
1.795% due 07/19/2019		400	305
			11,296
REPURCHASE AGREEMENTS (j) 0.2%			1,986
U.S. TREASURY BILLS 0.3%
2.158% due 07/23/2019 - 08/29/2019 (d)(e)(p)		$3,298	3,288
Total Short-Term Instruments (Cost $16,529)			16,570
Total Investments in Securities (Cost $1,365,096)			1,403,646
		SHARES
INVESTMENTS IN AFFILIATES 8.7%
MUTUAL FUNDS (h) 8.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund		11,324,153	92,632
Total Mutual Funds (Cost $109,558)			92,632
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		10,916	108
Total Short-Term Instruments (Cost $108)			108
Total Investments in Affiliates (Cost $109,666)			92,740
Total Investments 140.1% (Cost $1,474,762)			$1,496,386
Financial Derivative Instruments (m)(o) 0.8%(Cost or Premiums, net $(2,284))			8,477
Other Assets and Liabilities, net (40.9)%			(437,101)
Net Assets 100.0%			$1,067,762

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,986	U.S. Treasury Notes 2.250% due 03/31/2021	$(2,031)	$1,986	$1,986
Total Repurchase Agreements						$(2,031)	$1,986	$1,986

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	2.550%	04/09/2019	07/09/2019	$(4,100)	$(4,124)
	2.620	06/27/2019	07/26/2019	(10,363)	(10,367)
DEU	2.620	06/04/2019	07/05/2019	(25,107)	(25,157)
GRE	2.580	05/22/2019	07/18/2019	(18,231)	(18,283)
	2.610	04/30/2019	07/22/2019	(22,869)	(22,972)
JPS	2.600	06/06/2019	07/09/2019	(10,950)	(10,970)
RCY	2.600	05/08/2019	07/08/2019	(3,802)	(3,817)
	2.610	06/05/2019	08/02/2019	(3,852)	(3,859)
	2.610	06/11/2019	07/23/2019	(10,201)	(10,215)
Total Reverse Repurchase Agreements					$(109,764)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG	2.620%	06/13/2019	07/25/2019	$(3,067)	$(3,071)
	2.640	06/25/2019	08/06/2019	(884)	(884)
	2.650	05/28/2019	07/09/2019	(2,703)	(2,710)
	2.660	06/10/2019	07/10/2019	(9,460)	(9,475)
Total Sale-Buyback Transactions					$(16,140)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$11,000	$(11,076)	$(11,081)

Total Short Sales (1.0)%				$(11,076)	$(11,081)

(k)	Securities with an aggregate market value of $127,544 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(l)	Securities with an aggregate market value of $3,971 and cash of $1 have been pledged as collateral as of June 30, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(60,701) at a weighted average interest rate of 2.593%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(16) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT U.S. Treasury 5-Year Note July 2019 Futures	$128.500	08/23/2019	17	$17	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.250	08/23/2019	845	845	7	1
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.750	08/23/2019	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	129.500	08/23/2019	29	29	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	130.000	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	130.250	08/23/2019	195	195	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	232	232	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.500	08/23/2019	444	444	4	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.500	08/23/2019	291	291	3	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	116.000	08/23/2019	34	34	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	120.000	08/23/2019	15	15	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	121.000	08/23/2019	6	6	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	64	64	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	114.000	08/23/2019	10	10	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	120.000	08/23/2019	8	8	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	230.000	08/23/2019	60	60	1	0

					$20	$2

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,900.000	07/19/2019	9	$1	$32	$20
Put - CBOE S&P 500	2,800.000	09/20/2019	20	2	220	76
Put - CBOE S&P 500	2,600.000	12/20/2019	17	2	206	64
Put - CBOE S&P 500	2,700.000	03/20/2020	18	2	222	136
Put - EUREX EURO STOXX 50	3,250.000	07/19/2019	138	1	61	6
					$741	$302
Total Purchased Options					$761	$304

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$129.000	07/26/2019	111	$111	$(28)	$(30)

OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,825.000	07/19/2019	9	$1	$(17)	$(9)
Call - CBOE S&P 500	2,975.000	07/19/2019	9	1	(18)	(19)
Put - CBOE S&P 500	2,700.000	09/20/2019	20	2	(176)	(47)
Put - CBOE S&P 500	2,500.000	12/20/2019	17	2	(160)	(45)
Put - CBOE S&P 500	2,600.000	03/20/2020	18	2	(176)	(104)
Put - EUREX EURO STOXX 50	3,150.000	07/19/2019	138	1	(29)	(3)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

Call - EUREX EURO STOXX 50	3,450.000	07/19/2019	138	1	(28)	(84)

					$(604)	$(311)

Total Written Options					$(632)	$(341)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2020	130	$7,985	$(827)	$0	$(96)
Brent Crude December Futures	10/2021	103	6,208	(213)	0	(64)
Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	322	4	0	0	0
Call Options Strike @ EUR 113.600 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	12	0	0	0	0
Call Options Strike @ EUR 113.800 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	3,324	19	(3)	19	(19)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	636	4	(1)	4	(4)
Call Options Strike @ EUR 177.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	794	9	(1)	0	0
Chicago Ethanol (Platts) July Futures	07/2019	5	321	29	0	(11)
Chicago Ethanol (Platts) September Futures	09/2019	5	321	29	0	(10)
Copper December Futures	12/2019	10	1,501	(93)	0	0
Cotton No. 2 December Futures	12/2019	12	396	(10)	0	0
E-mini NASDAQ 100 Index September Futures	09/2019	34	5,232	(14)	2	0
Euro-Bund 10-Year Bond September Futures	09/2019	1,477	290,116	2,975	489	0
Henry Hub Natural Gas April Futures	03/2020	156	941	(76)	0	(5)
Henry Hub Natural Gas August Futures	07/2020	172	1,069	(52)	0	(7)
Henry Hub Natural Gas July Futures	06/2020	172	1,063	(59)	0	(6)
Henry Hub Natural Gas June Futures	05/2020	156	947	(70)	0	(6)
Henry Hub Natural Gas May Futures	04/2020	172	1,027	(94)	0	(6)
Henry Hub Natural Gas October Futures	09/2020	172	1,074	(47)	0	(6)
Henry Hub Natural Gas September Futures	08/2020	156	965	(52)	0	(6)
Henry Hub Natural Gas Swap August Futures	07/2019	12	69	(16)	0	(1)
Henry Hub Natural Gas Swap December Futures	11/2019	12	78	(8)	0	0
Henry Hub Natural Gas Swap November Futures	10/2019	12	72	(13)	0	0
Henry Hub Natural Gas Swap October Futures	09/2019	12	69	(16)	0	0
Henry Hub Natural Gas Swap September Futures	08/2019	12	68	(17)	0	(1)
Platinum October Futures	10/2019	80	3,364	128	94	0
Put Options Strike @ EUR 129.500 on Euro-Bobl September 2019 Futures (1)	08/2019	130	1	0	0	0
Put Options Strike @ EUR 130.000 on Euro-Bobl September 2019 Futures (1)	08/2019	15	0	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	1,400	16	(1)	0	0
Put Options Strike @ EUR 156.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	208	2	0	0	0
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	415	5	0	0	0
Topix Index September Futures	09/2019	38	5,467	(2)	70	0
U.S. Treasury 10-Year Note September Futures	09/2019	757	96,872	101	36	0
U.S. Treasury 30-Year Bond September Futures	09/2019	55	8,558	54	0	(9)
Wheat September Futures	09/2019	72	1,898	(15)	0	(70)
WTI Crude December Futures	11/2019	612	35,484	(2,742)	0	(594)
WTI Crude December Futures	11/2020	241	13,262	(1,396)	0	(190)
WTI Crude June Futures	05/2021	70	3,793	(219)	0	(48)
WTI Crude September Futures	08/2019	58	3,394	(212)	0	(56)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2019	9	39	17	1	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	9	29	7	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	9	30	8	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2019	9	32	10	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2019	9	35	14	0	0

				$(2,897)	$715	$(1,215)
________________________________________________________

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2019	226	$(18,246)	$(24)	$26	$(5)
Australia Government 10-Year Bond September Futures	09/2019	23	(2,320)	(28)	13	(5)
Brent Crude December Futures	10/2022	65	(3,901)	(143)	36	0
Brent Crude June Futures	05/2020	84	(5,254)	622	69	0
Brent Crude June Futures	04/2021	84	(5,097)	303	57	0
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	67	(252)	(167)	0	(17)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	127	(412)	(257)	0	(30)
Call Options Strike @ EUR 134.500 on Euro-Bobl September 2019 Futures (1)	08/2019	306	(125)	(8)	0	(17)
Copper December Futures	12/2019	22	(1,496)	(34)	1	0
Corn September Futures	09/2019	23	(488)	14	24	0
E-mini S&P 500 Index September Futures	09/2019	60	(8,833)	(57)	0	(40)
Euro STOXX 50 September Futures	09/2019	267	(10,523)	(243)	0	(109)
Euro-Bobl September Futures	09/2019	85	(12,994)	(15)	0	(12)
Euro-BTP Italy Government Bond September Futures	09/2019	328	(50,064)	(1,984)	0	(259)
Euro-Buxl 30-Year Bond September Futures	09/2019	202	(46,605)	(944)	41	(55)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	787	(147,542)	(3,334)	0	(215)
Euro-Schatz September Futures	09/2019	3,594	(458,879)	(317)	2	(132)
FTSE 100 Index September Futures	09/2019	3	(281)	(3)	0	(1)
Gold 100 oz. August Futures	08/2019	40	(5,655)	(245)	0	(7)
Henry Hub Natural Gas August Futures	07/2019	12	(69)	14	1	0
Henry Hub Natural Gas December Futures	11/2019	12	(78)	5	0	0
Henry Hub Natural Gas November Futures	10/2019	12	(72)	11	0	0
Henry Hub Natural Gas October Futures	09/2019	12	(69)	14	0	0
Henry Hub Natural Gas September Futures	08/2019	12	(68)	15	1	0
Japan Government 10-Year Bond September Futures	09/2019	9	(12,843)	4	4	(9)
JPX Nikkei Index 400 September Futures	09/2019	418	(5,358)	(45)	0	(46)
Mini MSCI Emerging Markets Index September Futures	09/2019	123	(6,478)	(42)	17	0
Put Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	67	(5)	75	2	0
Put Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	127	(16)	126	4	0
U.S. Treasury 5-Year Note September Futures	09/2019	1,093	(129,145)	(1,251)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	99	(17,579)	(131)	14	0
United Kingdom Long Gilt September Futures	09/2019	334	(55,268)	(198)	81	(1)
WTI Brent Financial August Futures	08/2019	9	(53)	26	0	(1)
WTI Brent Financial December Futures	12/2019	9	(52)	27	0	(1)
WTI Brent Financial July Futures	07/2019	9	(56)	22	0	0
WTI Brent Financial November Futures	11/2019	9	(51)	28	0	(1)
WTI Brent Financial October Futures	10/2019	9	(51)	28	0	(1)
WTI Brent Financial September Futures	09/2019	9	(51)	27	0	(1)
WTI Crude December Futures	11/2019	612	(35,484)	3,369	594	0
WTI Crude December Futures	11/2020	276	(15,188)	977	218	0
WTI Crude December Futures	11/2021	35	(1,884)	(91)	21	0
WTI Crude September Futures	08/2019	58	(3,394)	129	56	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	9	(30)	10	0	(1)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	9	(29)	11	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2019	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	9	(30)	10	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	9	(31)	9	0	(1)
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	9	(32)	8	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	9	(30)	10	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	9	(29)	11	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	9	(29)	11	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	9	(30)	10	0	(1)
WTI Midland vs WTI Trade April Futures	03/2020	9	5	15	0	0
WTI Midland vs WTI Trade August Futures	07/2020	9	7	16	1	0
WTI Midland vs WTI Trade December Futures	11/2020	9	7	17	1	0
WTI Midland vs WTI Trade February Futures	01/2020	9	5	15	1	0
WTI Midland vs WTI Trade January Futures	12/2019	9	5	14	1	0
WTI Midland vs WTI Trade July Futures	06/2020	9	7	16	1	0
WTI Midland vs WTI Trade June Futures	05/2020	9	6	15	0	0
WTI Midland vs WTI Trade March Futures	02/2020	9	6	15	1	0
WTI Midland vs WTI Trade May Futures	04/2020	9	6	15	0	0
WTI Midland vs WTI Trade November Futures	10/2020	9	7	17	0	0
WTI Midland vs WTI Trade October Futures	09/2020	9	7	17	0	0
WTI Midland vs WTI Trade September Futures	08/2020	9	7	16	0	0

				$(3,420)	$1,288	$(968)

Total Futures Contracts				$(6,317)	$2,003	$(2,183)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.183%	$1,000	$(30)	$14	$(16)	$0	$0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	760	$12	$(2)	$10	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		200	1	0	1	0	0

							$13	$(2)	$11	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$105,400	$(1,999)	$(278)	$(2,277)	$0	$(49)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$30,300	$(1,018)	$73	$(945)	$12	$0

INTEREST RATE SWAPS
									Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,120	$16	$(43)	$(27)	$63	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,900	5	(196)	(191)	18	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,840	5	(220)	(215)	17	0
Pay(8)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		1,550	0	7	7	0	(2)
Receive(8)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		1,550	0	(8)	(8)	2	0
Receive(8)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		34,800	394	(1,168)	(774)	29	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		6,960	173	(117)	56	10	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	(17)	9	0	0
Receive(8)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		48,620	(146)	(2,093)	(2,239)	37	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,990	261	(370)	(109)	7	0
Receive(8)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		48,400	0	(2,185)	(2,185)	38	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,140	(919)	1,443	524	0	(54)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	13,680	(1)	(4)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		385,260	(21)	(137)	(158)	0	(3)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,900	(3)	(193)	(196)	9	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,065	36	758	794	0	(22)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		1,810	0	475	475	0	(4)
Receive	CPURNSA	2.168	Maturity	07/15/2020		$4,800	0	(27)	(27)	1	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	(22)	(22)	0	(8)
Receive	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	(56)	165	0	(12)
Receive	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	(20)	(20)	0	(8)
Receive	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	(36)	55	0	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(31)	34	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		1,800	0	(16)	(16)	0	(1)
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	0	(215)	(215)	0	(7)
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	0	(47)	(47)	0	(1)
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	0	(158)	(158)	0	(13)
Receive	CPURNSA	1.955	Maturity	07/25/2024		15,600	0	(42)	(42)	0	(10)
Pay	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	37	37	2	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		3,700	0	77	77	4	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	10	204	214	6	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	0	91	91	2	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	0	138	138	3	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	0	284	284	7	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	0	161	161	8	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	0	4	4	2	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	520	0	(2)	(2)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		6,080	(1)	(91)	(92)	6	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		4,800	0	(45)	(45)	9	0
Pay	FRCPXTOB	1.590	Maturity	02/15/2028		3,060	(1)	219	218	0	(14)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		700	0	122	122	0	(4)
Pay	UKRPI	3.513	Maturity	09/15/2028	GBP	3,900	0	(17)	(17)	9	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.593	Maturity	11/15/2028	2,670	0	25	25	6	0
Pay	UKRPI	3.595	Maturity	11/15/2028	1,400	0	13	13	3	0
Pay	UKRPI	3.633	Maturity	12/15/2028	2,800	0	42	42	6	0
Pay	UKRPI	3.325	Maturity	08/15/2030	100	0	(2)	(2)	0	0
Pay	UKRPI	3.300	Maturity	12/15/2030	4,475	(266)	67	(199)	13	0
Pay	UKRPI	3.100	Maturity	06/15/2031	2,750	(291)	(41)	(332)	8	0
Pay	UKRPI	3.530	Maturity	10/15/2031	1,330	34	(41)	(7)	2	0
Pay	UKRPI	3.500	Maturity	09/15/2033	10,380	8	(179)	(171)	15	0
Pay	UKRPI	3.579	Maturity	10/15/2033	210	0	3	3	0	0
Pay	UKRPI	3.580	Maturity	06/15/2039	930	1	(2)	(1)	0	(1)
Pay	UKRPI	3.590	Maturity	06/15/2039	1,030	0	3	3	0	(1)
Pay	UKRPI	3.600	Maturity	06/15/2039	3,680	(1)	26	25	0	(2)

						$(304)	$(3,642)	$(3,946)	$342	$(167)
Total Swap Agreements						$(3,338)	$(3,835)	$(7,173)	$354	$(216)

(n)	Securities with an aggregate market value of $16,441 and cash of $3,230 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2019		$25,289	AUD	36,212	$134	$0
	07/2019		4,480	EUR	3,951	13	0
	07/2019		1,351	GBP	1,063	0	(1)
	08/2019	AUD	36,212		$25,315	0	(136)
	09/2019		$290	CNH	2,013	3	0
	09/2019		10,912	IDR	160,675,986	351	0
	09/2019		873	ILS	3,118	5	0
	09/2019		803	SGD	1,099	10	0
	10/2019	DKK	26,043		$4,000	2	0
	11/2019	TWD	23,392		746	0	(14)
BPS	07/2019	BRL	7,939		2,075	8	0
	07/2019	CAD	2,200		1,672	0	(9)
	07/2019	EUR	2,993		3,365	0	(38)
	07/2019	GBP	9,102		11,603	44	0
	07/2019	IDR	13,000,716		898	0	(22)
	07/2019	JPY	432,900		4,050	34	0
	07/2019	KRW	1,089,675		944	0	0
	07/2019	MXN	17,796		925	0	(2)
	07/2019	TRY	8,315		1,425	0	(9)
	07/2019		$2,072	BRL	7,939	0	(4)
	07/2019		73,218	GBP	57,727	92	0
	07/2019		917	IDR	13,000,716	3	0
	07/2019		942	KRW	1,089,675	2	0
	07/2019		922	MXN	17,796	2	0
	07/2019		10,428	NZD	15,634	75	0
	07/2019		2,653	RUB	167,468	0	(9)
	07/2019		2,729	TRY	16,318	72	0
	07/2019		918	ZAR	13,143	13	0
	08/2019	GBP	57,727		$73,330	0	(94)
	08/2019	NZD	15,634		10,435	0	(75)
	08/2019		$447	ARS	19,952	0	(3)
	08/2019		2,069	BRL	7,939	0	(8)
	09/2019		4,429	CNY	30,679	38	0
	10/2019	DKK	11,390		$1,751	3	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

BRC	07/2019	CLP	617,447		874	0	(37)
	07/2019		$908	CLP	617,447	3	0
	07/2019		2,453	GBP	1,936	6	0
	07/2019		1,613	HUF	459,796	6	0
	07/2019		1,495	ZAR	21,745	48	0
	08/2019	MXN	44,363		$2,233	0	(62)
	09/2019		$2	ILS	9	0	0
	10/2019		4,968	INR	364,903	248	0
CBK	07/2019	AUD	35,975		$24,905	0	(351)
	07/2019	CAD	3,747		2,778	0	(83)
	07/2019	EUR	4,889		5,528	0	(31)
	07/2019	GBP	314		398	0	(1)
	07/2019	JPY	418,600		3,904	22	0
	07/2019		$1,843	DKK	12,118	3	0
	07/2019		90,864	EUR	79,951	48	0
	07/2019		2,822	JPY	307,400	30	0
	08/2019	EUR	79,440		$90,514	0	(49)
	10/2019	DKK	24,238		3,717	0	(4)
DUB	09/2019		$8,776	INR	622,846	165	0
	09/2019		1,143	PHP	59,619	16	0
	09/2019		1,700	THB	53,943	62	0
GLM	07/2019	BRL	10,493		$2,672	0	(59)
	07/2019	CAD	300		229	0	0
	07/2019	CLP	1,263,544		1,841	0	(24)
	07/2019	EUR	77,892		86,925	0	(1,646)
	07/2019	GBP	6,479		8,248	20	0
	07/2019	IDR	12,980,520		909	0	(8)
	07/2019	PEN	6,689		2,021	0	(9)
	07/2019		$900	BRL	3,478	6	0
	07/2019		946	MXN	18,026	0	(9)
	10/2019	DKK	6,565		$1,008	0	0
	12/2019		$970	CLP	658,894	3	0
HUS	07/2019	BRL	3,478		$900	0	(6)
	07/2019	CAD	600		455	0	(3)
	07/2019	CLP	1,849,456		2,698	0	(32)
	07/2019	IDR	13,089,762		916	0	(10)
	07/2019	KRW	1,089,675		942	0	(2)
	07/2019	THB	56,820		1,835	0	(18)
	07/2019		$455	ARS	22,591	53	0
	07/2019		908	BRL	3,478	0	(2)
	07/2019		1,878	CLP	1,276,340	6	0
	07/2019		1,841	KRW	2,178,258	43	0
	07/2019		2,770	MXN	53,695	26	(1)
	07/2019		2,653	ZAR	38,001	43	0
	08/2019	JPY	291,900		$2,715	1	0
	09/2019		$2,866	HKD	22,381	0	0
	09/2019		2,653	IDR	37,807,903	0	(3)
	09/2019		2,482	INR	173,817	13	0
	11/2019	TWD	74,910		$2,393	0	(41)
JPM	07/2019	CAD	200		152	0	(1)
	07/2019	GBP	12,616		15,923	1	(100)
	07/2019	PLN	6,222		1,652	0	(15)
	07/2019		$2,653	COP	8,482,835	0	(14)
	07/2019		2,097	EUR	1,872	32	0
	07/2019		908	KRW	1,074,528	20	0
	07/2019		2,026	PEN	6,689	4	0
	07/2019		8,440	RUB	550,497	252	0
	10/2019	INR	365,400		$4,968	0	(255)
	10/2019	PEN	6,689		2,017	0	(5)
	10/2019		$3,960	MXN	77,588	16	0
	01/2020	BRL	3,712		$965	14	0
MSB	08/2019		$1,529	CZK	35,060	40	0
	09/2019		5,082	RUB	336,282	181	0
MYI	07/2019	CAD	5,100		$3,893	0	(4)
	07/2019	GBP	12,953		16,372	0	(77)
	07/2019	NZD	15,634		10,204	0	(299)
RBC	07/2019	COP	8,482,835		2,668	30	0
	09/2019		$2,656	COP	8,482,835	0	(30)
RYL	07/2019	CAD	1,500		$1,139	0	(7)
	07/2019	CLP	624,840		913	0	(9)
SCX	07/2019	BRL	7,939		2,072	4	0
	07/2019	GBP	19,576		24,777	0	(83)
	07/2019		$1,969	BRL	7,939	98	0
	08/2019	CAD	3,747		$2,863	0	0
	09/2019	KRW	9,829,791		8,258	0	(254)
	11/2019	TWD	29,827		953	0	(16)
SOG	07/2019	IDR	13,016,882		909	0	(12)
	07/2019		$1,503	TRY	8,831	13	(3)
	07/2019		918	ZAR	13,399	32	0
SSB	07/2019	AUD	237		$165	0	(2)
	07/2019	CAD	3,300		2,505	0	(16)
	07/2019	IDR	13,000,716		917	0	(1)
	07/2019		$919	IDR	13,000,716	1	0
	09/2019	HKD	3,940		$503	0	(1)
TOR	07/2019	CAD	300		228	0	(2)
	08/2019		$2,856	MXN	56,044	43	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019		9,850	COP	33,293,066	459	0
UAG	07/2019		5,055	JPY	544,100	0	(9)
	08/2019	JPY	544,100		$5,067	8	0
	09/2019		$1,461	MYR	6,073	7	0

Total Forward Foreign Currency Contracts						$3,030	$(4,130)

PURCHASED OPTIONS:
BARRIER OPTIONS ON INDICES
Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value

MYI	Put - OTC S&P 500 U&I @ 2,683.000	10Y USISDA 2.677	03/20/2020	1,807	$42	$8

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-32 5-Year Index	Buy	1.650%	08/21/2019	18,300	$2	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC USD versus INR	INR	80.500	10/18/2019	16,176	$142	$2

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.500	08/06/2019	86,800	$3	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	73.000	07/08/2019	34,400	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	76.500	07/08/2019	36,000	2	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	14,700	1	0

					$7	$0

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	20,100	$2,013	$1,983

					$2,013	$1,983

Total Purchased Options					$2,206	$1,993

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	5,700	$(5)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	4,300	(5)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	4,700	(4)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	6,800	(11)	(2)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	11,200	(24)	(4)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	4,500	(5)	(1)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	2,500	(4)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,100	(5)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	4,400	(7)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	4,800	(6)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	2,000	(2)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	4,100	(7)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	8,500	(8)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	6,300	(7)	(2)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,300	(3)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	4,900	(8)	(1)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	2,400	(4)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	4,100	(4)	(1)

						$(119)	$(19)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC USD versus INR	INR	71.500	10/18/2019	8,088	$(138)	$(222)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(3)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	5,400	(29)	14
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	5,400	(29)	14
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	7,200	(81)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	3,200	(59)	(2)

						$(289)	$23

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (4)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	118,600	$(92)	$(13)

Total Written Options						$(638)	$(231)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURMARGIN 3Q19	$8.250	Maturity	09/30/2019	900	$0	$0	$0	$0
	Receive	EURMARGIN CAL20	10.000	Maturity	12/31/2020	16,800	0	(16)	0	(16)
	Pay	FUELCO 4Q19	13.500	Maturity	12/31/2019	2,700	(1)	3	2	0
	Receive	JETBRENT 3Q19 «	0.500	Maturity	09/30/2019	23,055	0	(13)	0	(13)
	Receive	JETBRENT 4Q19 «	0.700	Maturity	12/31/2019	8,850	0	4	4	0
	Receive	JETBRENT 4Q19 «	0.480	Maturity	12/31/2019	14,205	0	3	3	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	28,410	0	24	24	0
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	5,200	0	(861)	0	(861)
CBK	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	134,400	(1)	42	41	0
GST	Receive	COCL CAL19	5.300	Maturity	12/31/2019	40,800	(4)	(19)	0	(23)
	Pay	Cotton No. 2 December Futures	73.580	Maturity	11/08/2019	600,000	0	45	45	0
	Pay	EURMARGIN 3Q19	8.288	Maturity	09/30/2019	12,600	0	(4)	0	(4)
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	17,700	0	11	11	0
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	34,000	(6)	42	36	0
	Receive	PLATGOLD N9	411.500	Maturity	07/08/2019	600	0	(99)	0	(99)
JPM	Pay	CBOT Wheat September Futures	4.740	Maturity	08/23/2019	360,000	0	(191)	0	(191)
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	2,400	0	(1)	0	(1)
	Receive	EURMARGIN 3Q19	7.350	Maturity	09/30/2019	7,800	0	10	10	0
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	32,400	0	(27)	0	(27)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	14,400	0	(31)	0	(31)
	Pay	FUELCO 4Q19	13.000	Maturity	12/31/2019	900	0	1	1	0
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	34,800	(4)	(13)	0	(17)
	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	2,400	0	(1)	0	(1)
	Pay	EURMARGIN 3Q19	8.260	Maturity	09/30/2019	3,000	0	(1)	0	(1)
	Pay	EURMARGIN 3Q19	8.630	Maturity	09/30/2019	1,200	0	0	0	0
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	29,000	0	29	29	0
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	1,800	0	0	0	0
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	17,400	0	6	6	0
	Receive	EURMARGIN 2Q4Q19	6.580	Maturity	12/31/2019	3,600	0	3	3	0
	Receive	EURMARGIN 3Q19	7.220	Maturity	09/30/2019	5,700	0	8	8	0
	Pay	EURMARGIN 3Q19	8.220	Maturity	09/30/2019	3,150	0	(1)	0	(1)
	Pay	EURMARGIN 3Q19	8.250	Maturity	09/30/2019	3,150	0	(1)	0	(1)
	Pay	EURMARGIN 3Q19	9.590	Maturity	09/30/2019	5,100	0	(3)	0	(3)
	Receive	EURMARGIN CAL19	8.920	Maturity	12/31/2019	34,800	0	0	0	0
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	16,800	0	(15)	0	(15)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	36,000	0	(66)	0	(66)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	10,800	0	(23)	0	(23)

							$(16)	$(1,155)	$223	$(1,394)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(5)
								Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$3,600	$34	$(35)	$0	$(1)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	2,000	20	(20)	0	0
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	5,400	46	(47)	0	(1)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	1,000	8	(8)	0	0
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	8,100	75	(77)	0	(2)

							$183	$(187)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(6)
								Swap Agreements, at Value(9)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$121	$26	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	498	(16)	21	5	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	151	30	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	165	23	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	547	107	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	193	42	0

						$(965)	$1,198	$233	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	15,210	$0	$(3)	$0	$(3)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,270	0	46	46	0
DUB	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		3,120	0	55	55	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		28,540	0	(6)	0	(6)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		17,640	0	(3)	0	(3)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,820	1	(3)	0	(2)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		6,010	0	101	101	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,700	0	52	52	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,530	0	38	38	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,320	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,990	0	30	30	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		14,600	0	(5)	0	(5)
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026		$3,600	0	(55)	0	(55)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		9,900	0	(138)	0	(138)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		900	0	(11)	0	(11)

								$1	$96	$322	$(225)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(10)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	DWRTFT Index	921	2.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$10,303	$0	$(284)	$0	$(284)
CIB	Receive	PIMCODB Index	758,462	0.000%	Monthly	02/14/2020	72,377	0	3,189	3,189	0
GST	Receive	BCOMGC Index	616,258	0.070%	Monthly	02/14/2020	96,176	0	5,068	5,068	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	39,700	154	(3,594)	0	(3,440)
	Receive	BCOMF1T Index	146,159	2.235% (3-Month U.S. Treasury Bill rate)	Monthly	02/14/2020	47,313	0	1,138	1,138	0
	Receive	JMABNIC2 Index	68,017	0.170%	Monthly	02/14/2020	27,347	0	1,071	1,071	0
	Receive	DWRTFT Index	378	2.781% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/06/2020	4,116	0	(9)	0	(9)
MAC	Receive	PIMCODB Index	601,519	0.000%	Monthly	02/14/2020	57,371	0	2,528	2,528	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

SOG	Receive	DWRTFT Index	488	2.611% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/22/2019	5,314	0	(10)	0	(10)

								$154	$9,097	$12,994	$(3,743)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(10)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	66,900	2.389% (1-Month USD-LIBOR less a specified spread)	Monthly	08/30/2019	$8,320	$0	$16	$16	$0
GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	290,300	2.681% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2020	36,105	0	71	71	0
								$0	$87	$87	$0

VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(11)	3.240%	Maturity	07/08/2019	$6,250	$0	$142	$142	$0
	Receive	SLVRLND Index(11)	7.290	Maturity	07/08/2019	4,167	0	(226)	0	(226)
	Pay	SPGCIAP Index(11)	4.452	Maturity	08/01/2019	731	0	2	2	0
MYC	Pay	GOLDLNPM Index(11)	3.294	Maturity	07/17/2019	7,989	0	181	181	0
	Pay	GOLDLNPM Index(11)	3.240	Maturity	07/26/2019	8,004	0	176	176	0
	Pay	GOLDLNPM Index(11)	3.063	Maturity	10/08/2019	7,943	0	142	142	0
	Pay	GOLDLNPM Index(11)	1.960	Maturity	05/12/2020	5,107	0	31	31	0
	Receive	SLVRLND Index(11)	3.706	Maturity	07/09/2019	7,117	0	(131)	0	(131)
	Receive	SLVRLND Index(11)	7.317	Maturity	07/17/2019	5,360	0	(291)	0	(291)
	Receive	SLVRLND Index(11)	7.398	Maturity	07/26/2019	5,297	0	(290)	0	(290)
	Receive	SLVRLND Index(11)	7.023	Maturity	10/08/2019	5,245	0	(249)	0	(249)
	Receive	SLVRLND Index(11)	4.580	Maturity	05/12/2020	3,341	0	(63)	0	(63)
SOG	Pay	GOLDLNPM Index(11)	1.782	Maturity	06/08/2020	4,345	0	17	17	0
	Receive	SLVRLND Index(11)	4.410	Maturity	06/08/2020	2,762	0	(45)	0	(45)
	Receive	SPGCIAP Index(11)	3.276	Maturity	08/01/2019	1,305	0	10	10	0
	Receive	SPGCICP Index(11)	4.000	Maturity	07/26/2019	1,425	0	(14)	0	(14)

							$0	$(608)	$701	$(1,309)
Total Swap Agreements							$(643)	$8,528	$14,560	$(6,675)

(p)	Securities with an aggregate market value of $8,006 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	YOY options may have a series of expirations.
(4)	The underlying instrument has a forward starting effective date.
(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(9)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(10)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(11)	Variance Swap

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$70,098	$0	$70,098
Industrials	0	6,906	0	6,906
Utilities	0	16,508	0	16,508
Municipal Bonds & Notes
West Virginia	0	161	0	161
U.S. Government Agencies	0	309,656	0	309,656
U.S. Treasury Obligations	0	576,953	0	576,953
Non-Agency Mortgage-Backed Securities	0	36,394	0	36,394
Asset-Backed Securities	0	96,854	0	96,854
Sovereign Issues	0	171,139	0	171,139
Common Stocks
Communication Services	770	0	0	770
Energy	4,522	0	0	4,522
Health Care	2,756	0	0	2,756
Industrials	2,666	0	0	2,666
Information Technology	2,529	0	0	2,529
Master Limited Partnerships
Energy	6,109	0	0	6,109
Real Estate Investment Trusts
Real Estate	83,055	0	0	83,055
Short-Term Instruments
Commercial Paper	0	11,296	0	11,296
Repurchase Agreements	0	1,986	0	1,986
U.S. Treasury Bills	0	3,288	0	3,288

	$102,407	$1,301,239	$0	$1,403,646
Investments in Affiliates, at Value
Mutual Funds	92,632	0	0	92,632
Short-Term Instruments
Central Funds Used for Cash Management Purposes	108	0	0	108

	$92,740	$0	$0	$92,740

Total Investments	$195,147	$1,301,239	$0	$1,496,386

Short Sales, at Value - Liabilities
Sovereign Issues	0	0	0	0
U.S. Government Agencies	0	(11,081)	0	(11,081)

	$0	$(11,081)	$0	$(11,081)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,003	658	0	2,661
Over the counter	0	19,541	42	19,583

	$2,003	$20,199	$42	$22,244
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,183)	(557)	0	(2,740)
Over the counter	0	(11,023)	(13)	(11,036)

	$(2,183)	$(11,580)	$(13)	$(13,776)

Total Financial Derivative Instruments	$(180)	$8,619	$29	$8,468

Totals	$194,967	$1,298,777	$29	$1,493,773

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.4% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	5,000	$4,453
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	136,540	2,768
63.705% due 06/21/2020 ~(a)		260,010	5,975
Total Argentina (Cost $25,432)			13,196
AUSTRALIA 0.3%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Trust 2.810% due 07/21/2026	AUD	8,947	6,274

CORPORATE BONDS & NOTES 0.0%
Australia & New Zealand Banking Group Ltd. 3.300% due 05/17/2021		$2,000	2,036

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Liberty Funding Pty. Ltd. 2.220% due 06/10/2051 •	AUD	16,000	11,233
RESIMAC Bastille Trust 3.280% due 12/16/2059 •		$2,541	2,543
			13,776
SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp. 2.750% due 11/20/2025 (f)	AUD	9,041	7,364
Total Australia (Cost $31,875)			29,450
BRAZIL 4.9%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
5.999% due 01/27/2028		$27,369	29,134
6.125% due 01/17/2022		3,258	3,497
6.250% due 03/17/2024		4,200	4,610
7.250% due 03/17/2044		900	1,009
7.375% due 01/17/2027		11,400	13,116
			51,366
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	6,008
SOVEREIGN ISSUES 4.4%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (e)	BRL	952,300	240,702
Brazil Notas do Tesouro Nacional 6.000% due 05/15/2021 (f)		986,362	273,498
			514,200
Total Brazil (Cost $553,839)			571,574
CANADA 2.2%
CORPORATE BONDS & NOTES 1.3%
Bank of Nova Scotia 1.875% due 04/26/2021		$33,900	33,786
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021		10,000	10,204
Enbridge, Inc.
2.984% due 01/10/2020 ~		10,400	10,403
3.110% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,719

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	11,227
HSBC Bank Canada 3.300% due 11/28/2021		$22,600	23,273
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,298
2.300% due 03/22/2021		22,000	22,109
Toronto-Dominion Bank 2.500% due 01/18/2023		29,300	29,640
			151,659
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
2.078% due 06/01/2020	CAD	5,813	4,439
2.278% due 07/01/2020		15,300	11,710
2.278% due 08/01/2020		5,697	4,357
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		2,875	2,233
3.650% due 08/12/2053		6,200	4,956
			27,695
SOVEREIGN ISSUES 0.7%
Canadian Government Real Return Bond 1.500% due 12/01/2044 (f)		10,587	10,373
Province of Alberta 1.250% due 06/01/2020		35,000	26,602
Province of Ontario
2.500% due 04/27/2026		$4,000	4,069
3.150% due 06/02/2022	CAD	3,400	2,703
Province of Quebec
3.000% due 09/01/2023		19,200	15,388
3.500% due 12/01/2022		6,500	5,255
4.250% due 12/01/2021		8,800	7,130
5.000% due 12/01/2038		8,100	8,626
			80,146
Total Canada (Cost $259,934)			259,500
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 2.7%
Bowman Park CLO Ltd. 3.704% due 11/23/2025 •		$17,149	17,167
Brookside Mill CLO Ltd. 3.408% due 01/17/2028 •		6,200	6,170
Cent CLO Ltd. 3.667% due 10/15/2026 •		23,400	23,403
CIFC Funding Ltd. 3.440% due 10/25/2027 •		18,450	18,357
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		5,600	5,570
Figueroa CLO Ltd.
3.237% due 06/20/2027 •		15,400	15,362
3.497% due 01/15/2027 •		22,181	22,163
Flagship CLO Ltd. 3.451% due 01/16/2026 •		4,832	4,827
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		12,050	11,990
Monarch Grove CLO 3.460% due 01/25/2028 •		15,000	14,936
Mountain Hawk CLO Ltd. 3.412% due 07/20/2024 •		4,474	4,473
Mountain View CLO Ltd. 3.397% due 10/15/2026 •		4,046	4,032
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •		7,550	7,544
Oaktree CLO Ltd. 3.812% due 10/20/2026 •		7,010	7,018
Octagon Investment Partners Ltd.
3.447% due 07/15/2027 •		6,850	6,836
3.697% due 04/15/2026 •		2,387	2,388
OHA Credit Partners Ltd. 3.771% due 10/20/2025		3,821	3,823
OZLM Ltd. 3.663% due 07/30/2027 •		23,300	23,288
Sound Point CLO Ltd. 3.482% due 01/20/2028 •		11,800	11,785
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		7,225	7,230
Symphony CLO Ltd. 3.477% due 04/15/2028 •		4,650	4,628

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Telos CLO Ltd. 3.538% due 04/17/2028 •		13,050	13,024
THL Credit Wind River CLO Ltd. 0.000% due 01/15/2026 •(b)		10,100	10,100
TICP CLO Ltd.
3.432% due 04/20/2028 •		18,600	18,529
3.601% due 04/20/2028		22,500	22,314
Tralee CLO Ltd. 3.702% due 10/20/2028 •		20,600	20,547
Venture CLO Ltd. 3.667% due 04/15/2027		4,500	4,489
WhiteHorse Ltd. 3.518% due 04/17/2027 •		4,900	4,892
			316,885
CORPORATE BONDS & NOTES 0.6%
Ambac LSNI LLC 7.319% due 02/12/2023 ~		897	914
Goodman HK Finance 4.375% due 06/19/2024		4,800	5,040
KSA Sukuk Ltd. 2.894% due 04/20/2022		7,600	7,695
QNB Finance Ltd. 3.872% due 05/31/2021 ~		40,600	41,160
Sands China Ltd.
4.600% due 08/08/2023		4,000	4,210
5.125% due 08/08/2025		4,100	4,405
5.400% due 08/08/2028		9,200	10,010
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,328
			74,762
Total Cayman Islands (Cost $390,509)			391,647
CHINA 3.6%
SOVEREIGN ISSUES 3.6%
China Development Bank
3.050% due 08/25/2026	CNY	157,100	21,831
3.180% due 04/05/2026		333,600	46,901
3.680% due 02/26/2026		433,800	62,929
3.740% due 09/10/2025		133,300	19,428
4.040% due 04/10/2027		235,500	34,758
4.040% due 07/06/2028		66,100	9,775
4.150% due 10/26/2025		54,900	8,178
4.240% due 08/24/2027		696,600	104,262
4.880% due 02/09/2028		483,900	75,728
China Government Bond 4.400% due 12/12/2046		11,500	1,822
China Government International Bond
2.740% due 08/04/2026		15,100	2,119
2.950% due 06/16/2023		43,900	6,396
3.220% due 12/06/2025		44,000	6,392
3.290% due 10/18/2023		131,900	19,424
Total China (Cost $420,625)			419,943
DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	50,774	8,029
1.500% due 10/01/2050		137,800	21,416
2.000% due 10/01/2047		148,438	23,371
2.500% due 10/01/2047		74	12
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		13,387	2,116
1.500% due 10/01/2050		176,800	27,455
2.000% due 10/01/2047		114,393	17,993
2.500% due 10/01/2047		88	14
Nykredit Realkredit A/S
0.156% due 10/01/2022 ~	EUR	8,700	10,017
1.500% due 10/01/2037	DKK	97,627	15,438
1.500% due 10/01/2050		905,100	140,595
2.000% due 10/01/2047		685,612	107,999
2.500% due 10/01/2036		5,126	828
2.500% due 10/01/2047		1,944	311
Realkredit Danmark A/S
2.000% due 10/01/2047		578,491	91,037
2.500% due 07/01/2047		70	11

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Total Denmark (Cost $442,754)			466,642
FRANCE 3.4%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	8,500	11,475
Credit Agricole S.A. 3.601% due 04/24/2023 ~		$5,300	5,290
Danone S.A.
2.077% due 11/02/2021		2,000	1,987
2.589% due 11/02/2023		1,300	1,308
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	17,130
1.875% due 01/29/2020		$5,500	5,489
1.875% due 09/15/2021		42,500	42,397
2.000% due 01/22/2021	EUR	19,500	23,038
2.250% due 02/18/2020		$14,100	14,097
2.500% due 01/25/2021		4,650	4,681
3.250% due 09/26/2023		6,800	7,119
Pernod Ricard S.A.
4.450% due 01/15/2022		3,400	3,558
5.750% due 04/07/2021		1,000	1,056
			138,625
SOVEREIGN ISSUES 2.2%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	128,800	188,610
3.250% due 05/25/2045		38,900	69,991
			258,601
Total France (Cost $332,390)			397,226
GERMANY 2.6%
ASSET-BACKED SECURITIES 0.0%
Red & Black Auto Germany UG 0.124% due 09/15/2025 •	EUR	1,898	2,165
SC Germany Auto UG 0.023% due 12/13/2026 •		1,300	1,482
			3,647
CORPORATE BONDS & NOTES 2.6%
Deutsche Bank AG
0.180% due 12/07/2020 ~		1,300	1,462
1.875% due 02/28/2020	GBP	500	635
3.150% due 01/22/2021		$2,000	1,987
3.407% due 01/22/2021 ~		19,900	19,641
3.855% due 02/04/2021 ~		6,500	6,448
4.250% due 02/04/2021		9,200	9,282
4.250% due 10/14/2021		39,400	39,931
Deutsche Pfandbriefbank AG 1.625% due 08/30/2019		4,600	4,596
Hamburg Commercial Bank AG 0.250% due 11/19/2020	EUR	500	573
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)		9,000	10,487
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		3,700	4,281
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$2,900	2,922
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	67,700	79,787
0.625% due 02/22/2027		62,900	76,129
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	11,721
Volkswagen Bank GmbH
0.102% due 06/15/2021 ~	EUR	3,700	4,203
0.625% due 09/08/2021		3,200	3,676
1.875% due 01/31/2024		5,900	7,039
Volkswagen Financial Services AG 0.875% due 04/12/2023		11,700	13,479

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Volkswagen Leasing GmbH 0.140% (EUR003M + 0.450%) due 07/06/2021 ~		2,700	3,065
			301,344
Total Germany (Cost $299,244)			304,991
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$16,800	17,428
Total Guernsey, Channel Islands (Cost $16,771)			17,428
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$5,960	6,339
ICBCIL Finance Co. Ltd. 2.125% due 09/29/2019		5,200	5,194
Total Hong Kong (Cost $11,123)			11,533
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd. 3.500% due 03/18/2020		$7,100	7,131
State Bank of India 4.000% due 01/24/2022		2,180	2,231
Total India (Cost $9,280)			9,362
INDONESIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	422
5.710% due 11/15/2023		800	878
Total Indonesia (Cost $1,189)			1,300
IRELAND 1.3%
ASSET-BACKED SECURITIES 0.7%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	8,800	10,005
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •		16,850	19,162
Castle Park CLO Designated Activity Co. 0.690% due 01/15/2028 •		4,700	5,358
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		20,880	23,843
SCF Rahoituspalvelut DAC 0.102% due 11/25/2025 •		1,090	1,241
Toro European CLO DAC 0.900% due 10/15/2030 •		23,700	27,016
			86,625
CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$2,500	2,597
4.500% due 05/15/2021		7,000	7,219
4.625% due 10/30/2020		700	718
AIB Group PLC 4.750% due 10/12/2023		3,200	3,365
Bank of Ireland 7.375% due 06/18/2020 •(g)(h)	EUR	4,429	5,326
GE Capital European Funding Unlimited Co. 2.250% due 07/20/2020		300	349
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$7,000	6,989
2.400% due 09/23/2021		1,900	1,897

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		1,150	1,149
			29,609
SOVEREIGN ISSUES 0.3%
Ireland Government International Bond 5.400% due 03/13/2025	EUR	22,200	33,443
Total Ireland (Cost $145,795)			149,677
ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$7,000	7,403
4.125% due 01/17/2048		6,300	6,912
Total Israel (Cost $13,201)			14,315
ITALY 3.8%
CORPORATE BONDS & NOTES 0.2%
UniCredit SpA 7.830% due 12/04/2023		$22,190	25,366
SOVEREIGN ISSUES 3.6%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021	EUR	56,300	63,916
1.450% due 11/15/2024		83,600	95,477
1.750% due 07/01/2024		29,300	33,994
2.100% due 07/15/2026		31,100	36,367
2.350% due 09/15/2024 (f)		1,945	2,385
2.450% due 09/01/2033		3,300	3,800
2.500% due 11/15/2025		36,200	43,502
2.950% due 09/01/2038		13,300	15,786
3.000% due 08/01/2029		70,750	87,265
4.500% due 03/01/2024		22,500	29,337
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	8,824
			420,653
Total Italy (Cost $435,825)			446,019
JAPAN 16.7%
CORPORATE BONDS & NOTES 1.3%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$13,000	12,877
2.241% due 02/16/2021		2,300	2,296
2.362% due 05/28/2021		100	100
3.105% (US0003M + 0.540%) due 08/04/2020 ~		46,700	46,774
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		3,400	3,711
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021		6,324	6,382
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		3,400	3,473
Mizuho Financial Group, Inc.
2.953% due 02/28/2022		300	304
3.331% due 09/11/2022 ~		16,600	16,701
3.451% due 09/11/2024 ~		11,800	11,918
3.922% due 09/11/2024 •		9,600	10,054
NTT Finance Corp. 1.900% due 07/21/2021		2,400	2,380
ORIX Corp. 3.250% due 12/04/2024		2,500	2,580
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		2,200	2,248
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	5,026
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		$4,100	4,138
4.133% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,560
Takeda Pharmaceutical Co. Ltd. 4.400% due 11/26/2023		1,700	1,822
Toyota Industries Corp. 3.110% due 03/12/2022		5,000	5,089

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Toyota Tsusho Corp. 3.625% due 09/13/2023		400	416
			155,849
SOVEREIGN ISSUES 15.4%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		31,954	31,661
2.000% due 10/19/2021		1,600	1,598
2.125% due 09/01/2022		4,300	4,305
Japan Bank for International Cooperation
2.375% due 11/16/2022		4,900	4,953
3.250% due 07/20/2023		7,800	8,154
3.375% due 10/31/2023		4,000	4,210
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	54,663
2.625% due 04/20/2022		2,000	2,026
3.000% due 03/12/2024		4,700	4,872
3.375% due 09/27/2023		10,600	11,067
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	8,887,384	86,100
0.100% due 03/20/2029		54,020,000	514,156
0.500% due 09/20/2046		10,120,000	97,972
0.500% due 03/20/2049		12,256,000	118,106
0.700% due 12/20/2048		20,957,000	212,838
1.400% due 09/20/2034		14,680,000	163,557
1.700% due 09/20/2032		40,530,000	461,331
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,951
2.500% due 06/08/2022		6,300	6,366
			1,803,886
Total Japan (Cost $1,815,798)			1,959,735
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	232
2.875% due 07/31/2043		400	485
Total Jersey, Channel Islands (Cost $764)			717
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$6,700	6,800
3.500% due 03/20/2027		54,200	57,786

Total Kuwait (Cost $60,453)			64,586
LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 6.125% due 03/09/2021		$14,600	15,519
Total Lithuania (Cost $15,234)			15,519
LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.0%
Bavarian Sky S.A. 0.024% due 07/15/2026 •	EUR	3,000	3,412
CORPORATE BONDS & NOTES 0.3%
Allergan Funding SCS
1.500% due 11/15/2023		700	830
3.000% due 03/12/2020		$2,000	2,006
Aroundtown S.A. 1.625% due 01/31/2028	EUR	2,200	2,525
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		7,000	8,153
Emerald Bay S.A. 0.000% due 10/08/2020 (e)		6,641	7,316
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (b)(e)		11,400	12,982

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

NORD/LB Luxembourg S.A. Covered Bond Bank 0.250% due 03/10/2020		400	457
			34,269
Total Luxembourg (Cost $37,735)			37,681
NETHERLANDS 1.4%
ASSET-BACKED SECURITIES 0.3%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	6,200	7,064
Babson Euro CLO BV 0.509% due 10/25/2029 •		6,450	7,305
Chapel BV 0.050% due 07/17/2066 •		2,069	2,349
Dryden Euro CLO BV 0.880% due 01/15/2030 •		9,500	10,813
Tikehau CLO BV 0.000% due 12/07/2029 •(b)		10,700	12,167
			39,698
CORPORATE BONDS & NOTES 1.1%
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	8,654
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	5,976	7,084
6.625% due 06/29/2021 •(g)(h)		4,800	6,054
6.875% due 03/19/2020 (h)		15,600	18,620
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		$1,300	1,297
2.820% due 01/19/2022		2,700	2,725
E.ON International Finance BV 6.000% due 10/30/2019	GBP	1,400	1,806
ING Bank NV
0.375% due 11/26/2021	EUR	25,000	28,771
2.625% due 12/05/2022		$25,000	25,505
ING Groep NV 4.050% due 04/09/2029		2,800	2,990
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		7,400	7,331
Mylan NV
3.150% due 06/15/2021		1,800	1,801
3.750% due 12/15/2020		4,000	4,038
NXP BV
4.125% due 06/01/2021		2,700	2,769
4.625% due 06/15/2022		700	735
Schaeffler Finance BV 3.250% due 05/15/2025	EUR	4,300	5,069
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		2,500	3,487
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		$100	95
2.800% due 07/21/2023		100	87
3.250% due 04/15/2022	EUR	3,400	3,824
Volkswagen International Finance NV 4.000% due 08/12/2020		$400	406
			133,148
Total Netherlands (Cost $170,093)			172,846
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 6.000% due 05/15/2021	NZD	10,000	7,319
Total New Zealand (Cost $7,908)			7,319
NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,861
3.250% due 06/28/2023		6,500	6,786
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	2,000	2,301
			29,948
SOVEREIGN ISSUES 0.1%
Norway Government International Bond 3.750% due 05/25/2021	NOK	55,000	6,750

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Total Norway (Cost $37,033)			36,698
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.940% due 02/12/2029	PEN	72,730	24,112
6.350% due 08/12/2028		164,700	56,182
6.950% due 08/12/2031		9,200	3,278
Total Peru (Cost $79,023)			83,572
POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,816
4.000% due 10/25/2023		1,450	422
Total Poland (Cost $31,704)			34,238
QATAR 1.6%
CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co. 5.000% due 07/21/2020		$2,600	2,667
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.750% due 09/30/2019		5,900	5,954
			8,621
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		47,900	47,828
SOVEREIGN ISSUES 1.1%
Qatar Government International Bond
3.375% due 03/14/2024		2,300	2,380
3.875% due 04/23/2023		58,650	61,586
4.000% due 03/14/2029		30,100	32,490
4.500% due 04/23/2028		30,800	34,509
			130,965
Total Qatar (Cost $178,013)			187,414
RUSSIA 0.9%
SOVEREIGN ISSUES 0.9%
Russia Government International Bond
7.250% due 05/10/2034	RUB	2,030,400	31,703
7.650% due 04/10/2030		1,627,600	26,397
7.950% due 10/07/2026		3,022,000	49,600
Total Russia (Cost $102,681)			107,700
SAUDI ARABIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$9,900	9,992
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		77,300	77,265
2.875% due 03/04/2023		5,600	5,673
3.250% due 10/26/2026		6,200	6,334
3.625% due 03/04/2028		12,900	13,274
4.000% due 04/17/2025		32,800	34,962
4.375% due 04/16/2029		4,000	4,330
			141,838
Total Saudi Arabia (Cost $147,800)			151,830
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,898
3.500% due 09/18/2027		4,100	4,085

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

3.626% due 05/02/2021 ~		2,000	2,010
Clifford Capital Pte. Ltd. 3.380% due 03/07/2028		7,100	7,503
DBS Bank Ltd. 3.300% due 11/27/2021		7,600	7,790
Oversea-Chinese Banking Corp. Ltd. 2.975% due 05/17/2021 ~		11,500	11,508
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		3,700	3,660
Total Singapore (Cost $37,521)			38,454
SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$19,817	22,309
Total Slovenia (Cost $20,507)			22,309
SOUTH KOREA 2.0%
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	22,813
2.375% due 12/10/2027		25,830,000	23,758
2.375% due 12/10/2028		115,000,000	106,680
2.625% due 06/10/2028		50,650,000	47,647
5.500% due 03/10/2028		25,830,000	29,811
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$3,700	3,869
Total South Korea (Cost $233,302)			234,578
SPAIN 4.3%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	2,000	2,357
6.750% due 02/18/2020 •(g)(h)		4,000	4,682
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		4,000	4,793
Inmobiliaria Colonial Socimi S.A. 2.728% due 06/05/2023		2,000	2,504
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		5,200	6,307
			20,643
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 12/27/2030 •		49	55
SOVEREIGN ISSUES 4.1%
Autonomous Community of Catalonia
4.220% due 04/26/2035 (j)		3,500	4,791
4.801% due 07/31/2020		8,000	9,444
4.900% due 09/15/2021 (j)		17,700	21,778
4.950% due 02/11/2020		14,000	16,374
Spain Government International Bond
0.250% due 07/30/2024		45,750	53,122
0.600% due 10/31/2029		98,400	113,612
1.400% due 07/30/2028		121,500	151,556
1.450% due 04/30/2029		36,000	45,113
2.700% due 10/31/2048		8,900	13,318
2.900% due 10/31/2046		28,400	43,920
5.250% due 04/06/2029	GBP	900	1,424
			474,452
Total Spain (Cost $467,061)			495,150
SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Development Bank 5.250% due 03/23/2022	AUD	200	155
Asian Development Bank 0.500% due 03/24/2020		7,300	5,082
Council of Europe Development Bank 6.000% due 10/08/2020		8,300	6,168
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,125

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

0.500% due 12/21/2023		500	333
European Investment Bank
0.500% due 06/21/2023		13,600	9,158
0.500% due 08/10/2023		20,700	13,917
Total Supranational (Cost $41,819)			35,938
SWEDEN 3.2%
CORPORATE BONDS & NOTES 3.2%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	451,600	50,955
1.500% due 03/18/2021	EUR	1,000	1,175
2.250% due 09/21/2022	SEK	477,100	55,112
Nordea Hypotek AB 1.000% due 04/08/2022		434,700	48,178
Skandinaviska Enskilda Banken AB 1.500% due 12/15/2021		284,500	31,832
Stadshypotek AB
1.500% due 12/15/2021		525,000	58,742
2.500% due 04/05/2022		$21,700	21,914
4.500% due 09/21/2022	SEK	440,000	54,267
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		319,000	35,659
2.000% due 06/17/2026		102,000	12,097
Total Sweden (Cost $377,445)			369,931
SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG
0.750% due 09/17/2021	EUR	4,500	5,245
1.750% due 01/15/2021		10,400	12,215
6.500% due 08/08/2023 (h)		$14,614	16,121
Credit Suisse Group AG
2.997% due 12/14/2023 •		800	807
3.628% due 12/14/2023 ~		16,100	16,142
3.869% due 01/12/2029 •		2,600	2,681
UBS AG
2.200% due 06/08/2020		18,300	18,294
5.125% due 05/15/2024 (h)		11,600	12,327
7.625% due 08/17/2022 (h)		8,347	9,365
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		1,300	1,309
3.000% due 04/15/2021		4,600	4,643
			99,149
SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	7,550	11,872
Total Switzerland (Cost $108,342)			111,021
UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020		$10,000	9,979
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		8,000	8,071
3.125% due 10/11/2027		12,900	13,406
			21,477
Total United Arab Emirates (Cost $30,792)			31,456
UNITED KINGDOM 9.4%
CORPORATE BONDS & NOTES 5.0%
Barclays Bank PLC
5.125% due 01/08/2020		$1,200	1,216
7.625% due 11/21/2022 (h)		41,439	45,276
Barclays PLC
3.250% due 01/12/2021		15,000	15,123
3.905% due 05/16/2024 ~		6,000	5,916
3.948% due 02/15/2023 ~		19,300	19,211
4.610% due 02/15/2023 •		29,700	30,793
6.500% due 09/15/2019 •(g)(h)	EUR	7,550	8,692
7.000% due 09/15/2019 •(g)(h)	GBP	5,300	6,796

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

7.125% due 06/15/2025 •(g)(h)		3,800	5,049
7.750% due 09/15/2023 •(g)(h)		$13,000	13,334
8.000% due 12/15/2020 •(g)(h)	EUR	8,350	10,290
8.000% due 06/15/2024 •(g)(h)		$6,100	6,402
BAT International Finance PLC
2.750% due 06/15/2020		2,695	2,702
4.875% due 02/24/2021	EUR	200	246
BG Energy Capital PLC 4.000% due 10/15/2021		$1,000	1,034
British Telecommunications PLC 9.625% due 12/15/2030		7,950	11,983
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	5,450	7,298
FCE Bank PLC
1.660% due 02/11/2021	EUR	3,900	4,528
1.875% due 06/24/2021		2,400	2,793
Frontier Finance PLC 8.000% due 03/23/2022	GBP	25,800	34,234
HSBC Holdings PLC
3.086% due 09/11/2021 ~		$23,900	23,927
3.816% due 09/12/2026 ~		9,500	9,513
4.292% due 09/12/2026 •		11,000	11,703
4.583% due 06/19/2029 •		3,400	3,716
4.693% (US0003M + 2.240%) due 03/08/2021 ~		18,500	19,042
4.750% due 07/04/2029 •(g)(h)	EUR	9,600	11,489
5.875% due 09/28/2026 •(g)(h)	GBP	5,700	7,618
6.500% due 03/23/2028 •(g)(h)		$5,800	6,085
Imperial Brands Finance PLC
0.500% due 07/27/2021	EUR	295	338
2.950% due 07/21/2020		$2,600	2,607
3.750% due 07/21/2022		600	618
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	600	690
3.055% due 05/07/2021 ~		$8,300	8,300
3.300% due 05/07/2021		10,200	10,349
4.000% due 09/29/2020	EUR	500	600
4.875% due 03/30/2027	GBP	10,900	17,255
5.800% due 01/13/2020		$2,200	2,239
Lloyds Banking Group PLC
3.000% due 01/11/2022		9,447	9,548
4.450% due 05/08/2025		4,200	4,473
6.375% due 06/27/2020 •(g)(h)	EUR	500	591
7.625% due 06/27/2023 •(g)(h)	GBP	2,900	4,019
7.875% due 06/27/2029 •(g)(h)		2,100	3,032
Nationwide Building Society 3.766% due 03/08/2024 •		$16,700	17,050
Natwest Markets PLC
0.080% due 03/02/2020 ~	EUR	15,100	17,187
0.625% due 03/02/2022		5,000	5,715
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	1,300	1,624
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$200	200
2.903% (US0003M + 0.560%) due 06/24/2022 ~		7,700	7,676
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	100	118
2.000% due 03/04/2025 •		1,700	2,009
3.498% due 05/15/2023 •		$4,500	4,551
3.875% due 09/12/2023		1,100	1,129
3.899% due 06/25/2024 ~		27,700	27,661
3.988% (US0003M + 1.470%) due 05/15/2023 ~		400	399
4.269% due 03/22/2025 •		5,000	5,172
4.519% due 06/25/2024 •		10,000	10,417
4.800% due 04/05/2026		200	214
6.400% due 10/21/2019		1,100	1,113
7.500% due 08/10/2020 •(g)(h)		7,300	7,501
8.625% due 08/15/2021 •(g)(h)		1,500	1,620
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	15,041
2.875% due 08/05/2021		200	200
3.125% due 01/08/2021		4,000	4,026
3.373% due 01/05/2024 •		5,000	5,050
3.823% due 11/03/2028 •		2,600	2,629
4.796% due 11/15/2024 •		900	956
7.375% due 06/24/2022 •(g)(h)	GBP	1,000	1,352
Santander UK PLC 4.250% due 04/12/2021	EUR	5,200	6,402
Tesco PLC 6.125% due 02/24/2022	GBP	1,395	1,982
Tesco Property Finance PLC 5.411% due 07/13/2044		9,613	15,600
Virgin Media Secured Finance PLC 4.875% due 01/15/2027		10,300	13,501
WPP Finance 4.750% due 11/21/2021		$2,400	2,515

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Yorkshire Building Society
0.875% due 03/20/2023	EUR	5,300	6,102
1.250% due 06/11/2021		100	117
1.250% due 03/17/2022		2,600	3,036
			580,533
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Brunel Residential Mortgage Securitisation PLC 1.041% due 01/13/2039 •	GBP	2,867	3,574
Business Mortgage Finance PLC 2.806% due 02/15/2041 •		4,759	5,960
EuroMASTR PLC 0.986% due 06/15/2040 •		136	167
Eurosail PLC
0.000% due 12/10/2044 •	EUR	2,045	2,306
0.000% due 12/15/2044 •		7,714	8,372
0.000% due 03/13/2045 •		173	194
0.946% due 06/10/2044 •	GBP	2,563	3,235
0.949% due 03/13/2045 •		29	36
1.489% due 09/13/2045 •		1,548	1,907
1.739% due 06/13/2045 •		806	1,017
Finsbury Square PLC 1.488% due 03/12/2059 •		2,985	3,793
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	18	20
0.000% due 03/18/2039 •		1,206	1,354
0.921% due 06/18/2039 •	GBP	29	36
0.931% due 06/18/2038 •		686	855
2.532% due 06/18/2039 •		$1,105	1,075
Landmark Mortgage Securities PLC 1.006% due 06/17/2038 •	GBP	24	30
Ludgate Funding PLC 0.000% due 01/01/2061 •	EUR	185	199
Mansard Mortgages PLC 1.436% due 12/15/2049 •	GBP	7,349	9,109
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	3,991	4,144
0.282% due 12/15/2050 •		7,626	8,393
0.932% due 12/15/2050 •		1,583	1,728
0.984% due 12/01/2050 •	GBP	67	81
0.986% due 12/15/2050 •		3,465	4,027
1.182% due 12/15/2050 •	EUR	2,597	2,817
1.786% due 12/15/2050 •	GBP	3,483	4,263
2.036% due 12/15/2050 •		1,963	2,398
Paragon Mortgages PLC
0.002% due 06/15/2041 •	EUR	298	326
0.049% due 05/15/2041 •		263	292
1.166% due 05/15/2041 •	GBP	26	33
Residential Mortgage Securities PLC 1.982% due 09/20/2065 •		13,676	17,461
Resloc UK PLC
0.946% due 12/15/2043 •		650	778
1.006% due 12/15/2043 •		1,118	1,307
Ripon Mortgages PLC 1.604% due 08/20/2056 •		37,501	47,567
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	118	125
0.943% due 06/12/2044 •	GBP	2,052	2,460
0.963% due 06/12/2044 •		5,529	6,663
2.586% due 06/12/2044 •		$275	260
Silverstone Master Issuer PLC
0.000% due 01/21/2070 ~	GBP	19,600	24,945
3.148% due 01/21/2070		$5,200	5,218
Towd Point Mortgage Funding PLC
1.604% due 02/20/2045 ~	GBP	10,103	12,757
1.654% due 05/20/2045 •		13,083	16,631
1.855% due 10/20/2051 ~		32,400	41,303
Trinity Square PLC 1.971% due 07/15/2051 •		5,548	7,085
Uropa Securities PLC
0.986% due 06/10/2059 •		3,580	4,350
1.136% due 06/10/2059 •		873	1,043
1.336% due 06/10/2059 •		683	817
1.536% due 06/10/2059 •		727	866
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	4,375
1.584% due 12/21/2049 •		58,068	73,260
1.775% due 09/21/2049 •		12,730	16,214
2.275% due 09/21/2049 •		5,392	6,898
2.284% due 12/21/2049 •		6,230	8,032
2.784% due 12/21/2049 •		3,115	3,956
3.284% due 12/21/2049 •		1,780	2,268

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

3.784% due 12/21/2049 •	1,780	2,224
		380,604
	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	19,280	3,706
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.1%
United Kingdom Gilt
3.250% due 01/22/2044	$27,400	47,524
4.250% due 12/07/2040	40,600	78,652
		126,176
Total United Kingdom (Cost $1,087,776)		1,091,019
UNITED STATES 39.1%
ASSET-BACKED SECURITIES 3.8%
Accredited Mortgage Loan Trust 4.330% due 06/25/2033 þ	$129	128
ACE Securities Corp. Home Equity Loan Trust 2.794% due 02/25/2036 •	16,375	11,680
AMRESCO Residential Securities Corp. Mortgage Loan Trust 3.344% due 06/25/2029 •	221	217
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.224% due 02/25/2034 •	362	354
Asset-Backed Funding Certificates Trust 2.534% due 01/25/2037 •	5,769	4,130
Asset-Backed Securities Corp. Home Equity Loan Trust
3.499% due 02/25/2035 •	9,804	9,874
3.744% due 04/15/2033 •	965	967
Bear Stearns Asset-Backed Securities Trust
2.624% due 03/25/2037 •	10,289	8,938
3.064% due 10/25/2032 •	10	11
3.204% due 10/27/2032 •	39	38
3.404% due 10/25/2037 •	44	44
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •	306	240
2.554% due 12/25/2036 •	7,147	3,706
2.564% due 12/25/2036 •	3,491	2,377
2.574% due 05/25/2037 •	2,989	2,982
2.584% due 01/25/2037 •	6,753	4,963
2.664% due 03/25/2036 •	8,145	7,559
2.790% due 08/25/2036	16,899	16,077
4.603% due 10/25/2037 þ	1,855	1,923
Citigroup Mortgage Loan Trust, Inc.
2.664% due 03/25/2037 •	2,900	2,684
2.664% due 06/25/2037 •	3,726	3,628
Countrywide Asset-Backed Certificates
2.534% due 12/25/2036 ^•	1,505	1,418
2.544% due 05/25/2035 •	4,812	4,670
2.544% due 06/25/2035 •	7,481	6,853
2.544% due 08/25/2037 ^•	5,842	5,553
2.564% due 05/25/2036 •	3,978	3,678
2.574% due 06/25/2047 •	1,306	1,302
2.604% due 06/25/2047 ^•	7,811	6,973
2.644% due 03/25/2036 •	1,676	1,512
2.694% due 07/25/2036 •	4,433	4,386
2.744% due 12/25/2036 ^•	357	235
3.054% due 01/25/2036 •	4,900	4,725
4.758% due 08/25/2035 ^~	1,408	1,289
Countrywide Asset-Backed Certificates Trust
3.409% due 10/25/2035 •	12,200	12,266
3.979% due 12/25/2034 •	10,071	9,879
4.740% due 10/25/2035 ~	36	36
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •	40	39
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •	4	3
First Franklin Mortgage Loan Trust 3.304% due 03/25/2034 •	1,213	1,219
Fremont Home Loan Trust
2.554% due 10/25/2036 •	8,076	4,017
2.674% due 02/25/2036 •	7,522	6,364

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

GSAA Home Equity Trust 2.584% due 03/25/2036 •		8,504	4,293
GSAA Trust 5.995% due 03/25/2046 ^~		1,280	842
GSAMP Trust 2.534% due 12/25/2046 •		10,842	7,104
Home Equity Asset Trust 3.004% due 11/25/2032 •		2	2
Home Equity Mortgage Loan Asset-Backed Trust
2.574% due 04/25/2037 •		5,416	4,054
2.644% due 04/25/2037 •		10,304	7,888
HSI Asset Securitization Corp. Trust
2.664% due 04/25/2037 •		8,548	5,791
2.814% due 01/25/2036 •		4,500	4,366
JPMorgan Mortgage Acquisition Trust
2.514% due 08/25/2036 •		65	49
2.539% due 07/25/2036 •		4,312	3,469
Long Beach Mortgage Loan Trust
2.924% due 08/25/2045 •		2,451	2,406
2.964% due 10/25/2034 •		12	12
MASTR Asset-Backed Securities Trust
2.504% due 08/25/2036 •		7,928	3,836
2.554% due 03/25/2036 •		949	684
2.554% due 10/25/2036 •		13,815	6,208
2.624% due 10/25/2036 •		4,111	1,873
3.139% due 10/25/2035 •		10,803	10,185
Merrill Lynch Mortgage Investors Trust
2.484% due 09/25/2037 •		39	22
2.524% due 02/25/2037 •		53	23
3.124% due 05/25/2036 •		669	664
MESA Trust 3.204% due 12/25/2031 •		91	91
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 10/25/2036 •		1,043	1,008
2.544% due 05/25/2037 •		4,370	3,428
2.554% due 11/25/2036 •		12,786	9,215
2.644% due 06/25/2036 •		5,431	3,628
Morgan Stanley Home Equity Loan Trust
2.574% due 04/25/2037 •		13,409	9,074
2.634% due 04/25/2037 •		9,872	6,729
2.754% due 04/25/2037 •		1,420	982
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		1,676	764
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.694% due 03/25/2036 •		5,923	5,841
NovaStar Mortgage Funding Trust 2.534% due 03/25/2037 •		22,466	17,090
Option One Mortgage Loan Trust
2.544% due 02/25/2037 •		16,899	10,264
2.594% due 01/25/2036 •		65	65
2.624% due 05/25/2037 •		2,799	1,940
3.184% due 02/25/2035 •		7,954	7,831
RAAC Trust 2.904% due 02/25/2037 •		7,668	7,233
Renaissance Home Equity Loan Trust
3.404% due 12/25/2033 •		46	46
5.294% due 01/25/2037 þ		14,481	7,661
5.675% due 06/25/2037 ^þ		16,477	7,119
5.731% due 11/25/2036 þ		27,219	15,051
Residential Asset Mortgage Products Trust
2.624% due 12/25/2035 •		3,089	2,854
2.704% due 03/25/2036 •		2,906	2,866
2.964% due 06/25/2032 •		44	42
Residential Asset Securities Corp. Trust 3.244% due 09/25/2034 •		932	931
Saxon Asset Securities Trust
4.154% due 12/25/2037 •		5,947	5,658
4.204% due 05/25/2031 •		1,157	1,156
Securitized Asset-Backed Receivables LLC Trust
2.534% due 05/25/2037 ^•		303	236
2.574% due 08/25/2036 ^•		708	324
SLM Student Loan Trust 1.339% due 03/15/2038 •	GBP	3,330	4,073
Soundview Home Loan Trust
2.464% due 11/25/2036 •		$40	17
2.654% due 11/25/2036 •		10,717	10,107
2.674% due 12/25/2036 •		8,457	8,038
Structured Asset Securities Corp. Mortgage Loan Trust
2.564% due 03/25/2036 •		2,398	2,293
2.624% due 12/25/2036 •		19,167	16,809
2.634% due 05/25/2047 •		4,219	4,072
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	24,705
WaMu Asset-Backed Certificates WaMu Trust 2.694% due 05/25/2037 •		6,490	5,861

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 2.634% due 01/25/2037 •		21,575	19,638
			447,448
CORPORATE BONDS & NOTES 8.4%
Air Lease Corp.
3.375% due 06/01/2021		2,400	2,437
3.875% due 04/01/2021		1,700	1,737
Ally Financial, Inc.
4.250% due 04/15/2021		200	205
8.000% due 03/15/2020		100	104
Altria Group, Inc. 4.750% due 05/05/2021		1,300	1,354
Ambac Assurance Corp. 5.100% due 06/07/2020		1	1
American Express Co.
2.750% due 05/20/2022		9,700	9,819
3.140% due 05/20/2022 ~		12,700	12,755
American Honda Finance Corp. 2.915% due 11/05/2021 ~		3,600	3,606
American Tower Corp. 1.950% due 05/22/2026	EUR	3,800	4,619
Andeavor Logistics LP 3.500% due 12/01/2022		$600	614
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,378
AT&T, Inc.
1.800% due 09/05/2026	EUR	18,600	22,928
3.270% due 06/01/2021 ~		$24,500	24,629
3.547% (US0003M + 0.950%) due 07/15/2021 ~		23,900	24,117
3.616% due 06/12/2024 ~		14,900	15,098
AutoNation, Inc. 5.500% due 02/01/2020		500	507
Aviation Capital Group LLC
3.470% due 06/01/2021 ~		14,500	14,578
6.750% due 04/06/2021		1,300	1,389
7.125% due 10/15/2020		1,100	1,164
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	1,042
4.350% due 04/20/2028		4,100	4,313
Bank of America Corp. 5.875% due 03/15/2028 •(g)		12,150	12,693
BAT Capital Corp.
2.297% due 08/14/2020		2,000	1,996
3.118% due 08/14/2020 ~		11,700	11,731
3.557% due 08/15/2027		8,600	8,566
4.390% due 08/15/2037		4,300	4,095
Bayer U.S. Finance LLC
2.750% due 07/15/2021		400	400
2.979% due 06/25/2021 ~		4,900	4,869
3.420% due 12/15/2023 ~		8,300	8,156
3.875% due 12/15/2023		2,700	2,799
4.250% due 12/15/2025		10,300	10,900
4.375% due 12/15/2028		8,700	9,174
Boston Scientific Corp.
3.450% due 03/01/2024		3,800	3,975
3.750% due 03/01/2026		2,400	2,553
Brandywine Operating Partnership LP 3.950% due 11/15/2027		1,000	1,032
Brixmor Operating Partnership LP 3.629% due 02/01/2022 ~		11,400	11,404
Broadcom Corp. 3.000% due 01/15/2022		4,700	4,720
Broadcom, Inc.
3.125% due 04/15/2021		3,400	3,423
3.125% due 10/15/2022		3,500	3,521
CA, Inc. 3.600% due 08/01/2020		1,100	1,107
Campbell Soup Co.
3.300% due 03/15/2021		6,200	6,280
3.650% due 03/15/2023		6,900	7,106
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		3,100	3,195
Charter Communications Operating LLC
3.579% due 07/23/2020		95	96
3.750% due 02/15/2028		19,100	19,244
4.229% due 02/01/2024 ~		4,100	4,120
4.464% due 07/23/2022		12,050	12,663
5.125% due 07/01/2049 (b)		5,000	5,086
Citibank N.A.
2.844% due 05/20/2022 •		12,400	12,499
3.123% due 05/20/2022 ~		25,100	25,141
CNH Industrial Capital LLC 4.375% due 11/06/2020		500	510

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Conagra Brands, Inc.
3.092% due 10/09/2020 ~		300	299
3.800% due 10/22/2021		1,300	1,336
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~		2,100	2,106
Continental Resources, Inc. 4.375% due 01/15/2028		4,200	4,429
CVS Health Corp.
2.750% due 12/01/2022		1,000	1,004
3.350% due 03/09/2021		1,900	1,926
3.700% due 03/09/2023		6,100	6,302
Daimler Finance North America LLC
2.850% due 01/06/2022		800	804
2.875% due 03/10/2021		500	503
Dell International LLC 4.420% due 06/15/2021		6,000	6,181
Duke Energy Corp.
3.028% due 05/14/2021 ~		12,100	12,133
3.101% due 03/11/2022 ~		17,600	17,694
DXC Technology Co. 3.470% due 03/01/2021 ~		12,769	12,769
eBay, Inc. 3.453% (US0003M + 0.870%) due 01/30/2023 ~		1,300	1,307
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022		1,800	2,061
EMC Corp. 2.650% due 06/01/2020		2,300	2,288
Enable Midstream Partners LP 3.900% due 05/15/2024		900	912
Energy Transfer Operating LP 4.650% due 06/01/2021		4,700	4,876
EQT Corp. 3.089% due 10/01/2020 ~		2,300	2,299
ERAC USA Finance LLC 2.350% due 10/15/2019		700	699
Fidelity National Information Services, Inc.
0.125% due 05/21/2021	EUR	8,200	9,365
0.400% due 01/15/2021		4,100	4,699
1.700% due 06/30/2022	GBP	3,700	4,734
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 ~	EUR	200	223
0.100% due 12/07/2022 ~		1,500	1,639
0.121% due 05/14/2021 ~		2,300	2,587
1.897% due 08/12/2019		$4,000	3,996
2.597% due 11/04/2019		300	300
2.681% due 01/09/2020		3,800	3,798
3.006% due 11/02/2020 ~		400	396
3.200% due 01/15/2021		1,000	1,003
3.336% due 03/18/2021		5,000	5,023
3.365% (US0003M + 0.830%) due 08/12/2019 ~		4,800	4,801
3.408% due 04/05/2021 ~		5,300	5,232
3.470% due 04/05/2021		400	403
3.484% due 10/12/2021 ~		2,600	2,560
3.592% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,219
5.750% due 02/01/2021		3,300	3,436
8.125% due 01/15/2020		600	617
GATX Corp.
3.285% due 11/05/2021 ~		2,600	2,590
4.850% due 06/01/2021		1,100	1,142
General Electric Co.
0.375% due 05/17/2022	EUR	800	915
2.200% due 01/09/2020		$800	798
5.550% due 05/04/2020		400	409
General Mills, Inc.
3.141% due 04/16/2021 ~		2,700	2,702
4.000% due 04/17/2025		500	532
General Motors Financial Co., Inc.
3.105% due 11/06/2020 ~		800	797
3.442% due 04/09/2021 ~		100	100
Georgia-Pacific LLC 5.400% due 11/01/2020		700	728
Goldman Sachs Group, Inc.
2.000% due 07/27/2023	EUR	8,200	9,962
4.223% due 05/01/2029 •		$6,600	7,080
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		9,400	9,511
Harley-Davidson Financial Services, Inc. 3.460% due 03/02/2021 ~		7,900	7,891
HCA, Inc. 5.875% due 03/15/2022		4,500	4,918
Hewlett Packard Enterprise Co.
3.318% due 10/05/2021 ~		3,900	3,901
3.500% due 10/05/2021		2,600	2,662
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020		3,800	3,839

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

International Lease Finance Corp. 8.250% due 12/15/2020	500	540
Jackson National Life Global Funding 2.375% due 09/15/2022 «(b)	17,000	17,020
JPMorgan Chase Bank N.A.
2.926% due 04/26/2021 ~	5,600	5,608
3.086% due 04/26/2021 •	13,700	13,774
Kilroy Realty LP 3.450% due 12/15/2024	1,800	1,852
Kinder Morgan, Inc. 5.000% due 02/15/2021	1,600	1,660
KLA-Tencor Corp. 3.375% due 11/01/2019	1,000	1,002
Kraft Heinz Foods Co. 3.115% due 02/10/2021 ~	11,800	11,782
LG&E & KU Energy LLC 3.750% due 11/15/2020	1,300	1,319
Lifestorage LP 3.500% due 07/01/2026	4,400	4,402
MassMutual Global Funding 2.250% due 07/01/2022 (b)	5,700	5,705
McDonald's Corp. 3.012% due 10/28/2021 ~	6,000	6,006
MGM Resorts International 6.750% due 10/01/2020	200	210
Morgan Stanley
3.095% due 02/10/2021 ~	200	200
3.249% (SOFRRATE + 0.830%) due 06/10/2022 ~	31,000	31,046
Navient Corp.
5.000% due 10/26/2020	200	205
5.875% due 03/25/2021	300	312
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~	22,100	22,108
2.921% due 08/21/2020 ~	23,800	23,792
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	400	398
2.550% due 03/08/2021	2,200	2,194
3.150% due 03/15/2021	400	403
3.875% due 09/21/2023	1,900	1,972
ONEOK, Inc. 4.550% due 07/15/2028	2,400	2,606
PECO Energy Co. 1.700% due 09/15/2021	1,100	1,090
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	700	709
3.375% due 02/01/2022	1,100	1,121
3.450% due 07/01/2024	5,000	5,153
Plains All American Pipeline LP
2.600% due 12/15/2019	700	699
5.000% due 02/01/2021	700	721
RELX Capital, Inc. 3.500% due 03/16/2023	600	620
Reynolds American, Inc.
3.250% due 06/12/2020	800	806
6.875% due 05/01/2020	900	932
Ryder System, Inc. 2.875% due 06/01/2022	16,900	17,095
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	2,200	2,285
6.250% due 03/15/2022	1,400	1,520
Sempra Energy
2.860% due 03/15/2021 ~	6,400	6,375
3.097% due 01/15/2021 ~	2,000	1,994
SL Green Operating Partnership LP 3.250% due 10/15/2022	2,200	2,229
Southern California Edison Co. 3.500% due 10/01/2023	12,200	12,558
Southern Co.
2.350% due 07/01/2021	10,900	10,892
2.750% due 06/15/2020	900	903
Southern Power Co. 2.937% due 12/20/2020 ~	2,100	2,101
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~	900	903
Spirit AeroSystems, Inc.
3.210% due 06/15/2021 ~	1,100	1,093
3.950% due 06/15/2023	3,100	3,200
Springleaf Finance Corp. 8.250% due 12/15/2020	3,200	3,444
Sprint Corp. 7.250% due 09/15/2021	100	107
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	4,300	4,472
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	500	512
3.600% due 08/15/2021	700	716

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

4.500% due 03/01/2021		1,100	1,139
Time Warner Cable LLC 5.000% due 02/01/2020		200	203
United Technologies Corp. 3.175% due 08/16/2021 ~		3,800	3,802
Verizon Communications, Inc. 4.329% due 09/21/2028		19,035	21,067
VMware, Inc. 2.300% due 08/21/2020		500	499
Volkswagen Group of America Finance LLC
3.305% due 11/13/2020 ~		20,400	20,488
3.475% due 11/12/2021 ~		17,900	18,050
3.875% due 11/13/2020		5,000	5,106
4.000% due 11/12/2021		15,500	15,999
Wabtec Corp. 3.710% due 09/15/2021 ~		5,800	5,785
Waste Management, Inc. 4.750% due 06/30/2020		1,400	1,434
Wells Fargo & Co. 2.500% due 03/04/2021		9,000	9,021
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •		17,950	18,130
3.141% (US0003M + 0.620%) due 05/27/2022 ~		39,550	39,646
WP Carey, Inc. 2.000% due 01/20/2023	EUR	6,000	7,163
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$400	400
3.150% due 04/01/2022		18,556	18,876
			986,058
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~		9,850	9,632
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		13,389	13,387
Hilton Worldwide Finance LLC 4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~		286	285
			23,304
MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041		100	159
California State General Obligation Bonds, Series 2017 3.211% (US0001M) due 04/01/2047 ~		12,500	12,543
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022		475	485
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		1,580	1,753
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		635	644
			15,584
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust 4.446% due 09/25/2035 ^~		135	130
American Home Mortgage Assets Trust 2.594% (US0001M + 0.190%) due 05/25/2046 ^~		278	261
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		3,357	3,317
Banc of America Funding Trust
4.492% due 10/20/2046 ^~		54	44
4.648% due 01/20/2047 ^~		150	146
4.664% due 11/20/2034 ~		355	352
4.753% due 02/20/2036 ~		1,119	1,119
4.849% due 03/20/2036 ~		158	155
5.500% due 01/25/2036		158	141
6.000% due 03/25/2037 ^		283	256
Banc of America Mortgage Trust
4.327% due 09/25/2035 ^~		29	29
4.596% due 04/25/2035 ~		178	167
4.715% due 06/25/2035 ~		224	216
BCAP LLC Trust
3.148% due 01/26/2047 •		476	447
4.211% due 02/26/2036 ~		45	46
5.250% due 02/26/2036 ~		730	549
5.250% due 04/26/2037		1,717	1,451
5.250% due 08/26/2037 ~		392	401
Bear Stearns Adjustable Rate Mortgage Trust
3.443% due 05/25/2034 ~		108	102
4.533% due 07/25/2034 ~		98	101
4.607% due 10/25/2033 ~		80	82
4.673% due 02/25/2034 ~		16	17

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

4.713% due 11/25/2034 ~	3	3
4.855% due 01/25/2035 ~	299	306
4.870% due 05/25/2034 ~	156	156
Bear Stearns ALT-A Trust
3.999% due 11/25/2036 ^~	385	351
4.001% due 01/25/2036 ^~	209	213
4.016% due 08/25/2036 ^~	1,316	897
4.089% due 08/25/2036 ^~	191	171
4.159% due 11/25/2035 ^~	75	66
4.254% due 08/25/2036 ^~	803	678
4.294% due 09/25/2035 ^~	2,859	2,413
Bear Stearns Structured Products, Inc. Trust 3.801% due 12/26/2046 ^~	48	42
Chase Mortgage Finance Trust
3.799% due 07/25/2037 ~	843	768
4.791% due 02/25/2037 ~	314	321
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.634% due 05/25/2036 •	863	839
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	77	76
Citigroup Mortgage Loan Trust
3.592% due 03/25/2037 ^~	587	500
4.262% due 07/25/2046 ^~	752	699
4.291% due 09/25/2037 ^~	777	757
4.552% due 08/25/2035 ~	31	32
4.810% due 05/25/2035 •	62	63
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.243% due 09/25/2035 ^~	2,297	2,152
Commercial Mortgage Trust
0.698% due 03/10/2046 ~(a)	13,000	282
1.493% due 01/10/2046 ~(a)	6,148	243
2.082% due 07/10/2046 ~(a)	6,025	83
Countrywide Alternative Loan Trust
2.544% due 04/25/2047 •	978	936
2.573% due 09/20/2046 •	4,584	3,973
2.574% due 01/25/2037 ^•	130	127
2.593% due 03/20/2046 •	80	74
2.593% due 05/20/2046 ^•	650	550
2.593% due 07/20/2046 ^•	527	417
2.594% due 09/25/2046 ^•	693	638
2.614% due 07/25/2046 ^•	49	45
2.684% due 02/25/2037 •	293	272
2.754% due 05/25/2037 ^•	459	237
2.804% due 09/25/2035 ^•	222	172
2.854% due 09/25/2035 ^•	1,471	1,151
3.754% due 11/25/2047 ^•	3,253	2,885
3.884% due 11/25/2047 ^•	7,558	6,758
3.904% due 08/25/2035 •	324	325
4.004% due 11/25/2035 •	274	254
4.419% due 02/25/2037 ^~	136	134
4.544% due 11/25/2035 •	265	254
5.000% due 11/25/2035	6,253	5,158
5.250% due 06/25/2035 ^	142	135
6.250% due 08/25/2037 ^	426	355
6.500% due 08/25/2032	21	22
Countrywide Home Loan Mortgage Pass-Through Trust
2.944% due 03/25/2035 •	508	495
2.984% due 04/25/2035 •	15	15
3.044% due 03/25/2035 •	478	448
3.064% due 02/25/2035 •	11	11
3.844% due 09/20/2036 ^~	140	123
3.865% due 03/25/2037 ^~	232	217
3.927% due 08/25/2034 ^~	41	39
3.932% due 05/20/2036 ~	371	364
3.963% due 02/25/2047 ^~	251	228
4.178% due 08/25/2034 ^~	94	94
4.209% due 04/20/2036 ~	7,243	6,769
4.280% due 11/25/2034 ~	585	591
4.571% due 02/20/2036 ^•	560	534
6.000% due 08/25/2037	1,710	1,404
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~	11	11
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	2,442	2,214
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	16,942	86
0.885% due 11/10/2046 ~(a)	11,601	69
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.544% due 07/25/2047 •	525	499
2.594% due 08/25/2047 •	10,311	9,673
3.154% due 10/25/2047 •	3,239	3,087
Downey Savings & Loan Association Mortgage Loan Trust 2.710% due 07/19/2045 ^•	12	1
First Horizon Mortgage Pass-Through Trust
4.518% due 08/25/2035 ~	104	87
4.739% due 10/25/2035 ~	110	111

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

GreenPoint Mortgage Funding Trust
2.584% due 01/25/2037 •	500	480
2.614% due 04/25/2036 •	495	473
2.944% due 11/25/2045 •	111	98
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~	15	15
GS Mortgage Securities Corp. 1.657% due 02/10/2046 ~(a)	11,689	535
GS Mortgage Securities Trust 2.111% due 11/10/2045 ~(a)	18,644	1,020
GSR Mortgage Loan Trust
4.300% due 03/25/2033 •	76	77
4.440% due 11/25/2035 ~	331	339
4.495% due 05/25/2035 ~	134	133
4.500% due 09/25/2035 ~	232	240
4.757% due 04/25/2035 ~	24	24
4.813% due 01/25/2035 ~	252	257
HarborView Mortgage Loan Trust
2.570% due 07/19/2046 ^•	1,125	871
2.580% due 09/19/2037 •	844	821
2.630% due 03/19/2036 ^•	140	132
4.422% due 07/19/2035 ^~	118	112
HomeBanc Mortgage Trust
3.864% due 04/25/2037 ^~	127	120
4.197% due 04/25/2037 ^~	1,072	1,001
Impac CMB Trust
3.124% due 10/25/2034 •	745	743
3.184% due 10/25/2034 •	314	312
3.404% due 07/25/2033 •	22	22
IndyMac Mortgage Loan Trust
2.584% due 07/25/2047 •	2,871	2,452
2.594% due 09/25/2046 •	2,921	2,781
2.644% due 06/25/2037 •	617	612
2.654% due 02/25/2037 •	903	706
2.704% due 11/25/2035 ^•	200	155
2.704% due 06/25/2037 ^•	379	242
3.422% due 03/25/2036 ~	6,103	5,697
3.925% due 08/25/2036 ~	533	527
4.290% due 12/25/2034 ~	61	61
4.669% due 11/25/2035 ^~	423	430
JPMBB Commercial Mortgage Securities Trust 0.955% due 04/15/2047 ~(a)	31,141	728
JPMorgan Alternative Loan Trust
2.644% due 10/25/2036 •	15,507	15,206
4.396% due 12/25/2035 ^~	6,729	5,925
5.500% due 11/25/2036 ^~	6	5
JPMorgan Chase Commercial Mortgage Securities Trust
1.130% due 12/15/2047 ~(a)	51,861	1,544
4.070% due 11/15/2043	257	261
JPMorgan Mortgage Trust
4.304% due 02/25/2036 ^~	392	327
4.323% due 11/25/2033 ~	74	77
4.347% due 09/25/2035 ~	144	143
4.440% due 10/25/2035 ~	15	15
4.686% due 07/25/2035 ~	115	117
Luminent Mortgage Trust 2.574% due 12/25/2036 •	1,848	1,790
MASTR Adjustable Rate Mortgages Trust
2.614% due 04/25/2046 •	1,707	1,577
3.004% due 05/25/2047 ^•	1,071	1,546
MASTR Alternative Loan Trust
2.804% due 03/25/2036 ^•	380	73
6.000% due 03/25/2036 ^	1,559	1,514
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.874% due 06/15/2030 •	23	23
3.141% due 10/20/2029 •	13	13
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •	528	516
2.654% due 11/25/2035 •	704	673
4.357% due 06/25/2035 ~	221	224
4.483% due 02/25/2033 ~	63	62
Morgan Stanley Bank of America Merrill Lynch Trust
1.199% due 05/15/2046 ~(a)	48,653	1,657
1.487% due 02/15/2046 ~(a)	44,046	1,781
1.615% due 08/15/2045 ~(a)	31,468	1,117
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.164% due 08/25/2034 •	10	10
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.684% due 12/25/2035 •	1,282	1,209
Residential Accredit Loans, Inc. Trust
2.554% due 02/25/2047 •	1,718	997
2.584% due 07/25/2036 ^•	16,121	10,198
2.604% due 12/25/2046 ^•	643	583
2.614% due 04/25/2046 •	48	22
2.674% due 05/25/2046 ^•	324	287
6.250% due 02/25/2037	13,104	12,299

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Residential Asset Securitization Trust
2.804% due 01/25/2046 ^•	116	51
5.750% due 02/25/2036	6,309	6,295
6.250% due 10/25/2036 ^	208	214
6.500% due 08/25/2036 ^	589	312
Residential Funding Mortgage Securities, Inc. Trust
4.485% due 09/25/2035 ^~	213	177
6.500% due 03/25/2032	28	29
Sequoia Mortgage Trust
4.040% due 09/20/2046 ^~	2,755	2,351
4.807% due 04/20/2035 ~	70	74
Structured Adjustable Rate Mortgage Loan Trust
3.867% due 09/25/2036 ^~	759	595
4.329% due 08/25/2035 ~	416	422
4.427% due 09/25/2034 ~	20	20
4.489% due 02/25/2036 ^~	544	518
4.566% due 02/25/2034 ~	109	110
4.568% due 05/25/2036 ^~	302	292
4.714% due 04/25/2034 ~	107	112
Structured Asset Mortgage Investments Trust
2.594% due 06/25/2036 •	81	81
2.614% due 05/25/2036 •	551	520
2.624% due 05/25/2036 •	3,127	2,953
2.624% due 09/25/2047 •	3,532	3,428
2.664% due 05/25/2046 ^•	34	54
2.704% due 08/25/2036 ^•	1,396	1,203
2.714% due 12/25/2035 ^•	7	7
2.970% due 07/19/2034 •	7	7
4.004% due 08/25/2047 ^•	1,377	1,353
Structured Asset Securities Corp. 2.684% due 01/25/2036 •	1,209	1,122
Structured Asset Securities Corp. Mortgage Loan Trust 2.694% due 10/25/2036 •	8,999	8,001
Structured Asset Securities Corp. Trust 5.500% due 09/25/2035 ^	372	378
Thornburg Mortgage Securities Trust
3.402% due 06/25/2037 •	2,729	2,532
3.452% due 06/25/2037 •	8,481	8,041
3.452% due 06/25/2047 ^•	1,761	1,654
3.452% due 06/25/2047 •	28	26
3.502% due 03/25/2037 ^•	729	678
3.654% due 06/25/2037 ^•	805	766
4.092% due 10/25/2043 ~	41	41
4.129% due 09/25/2037 ~	27	27
UBS-Barclays Commercial Mortgage Trust 1.783% due 12/10/2045 ~(a)	52,073	2,301
UBS-Citigroup Commercial Mortgage Trust 2.373% due 01/10/2045 ~(a)	12,238	470
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •	179	179
2.595% due 10/25/2046 •	1,082	1,044
2.684% due 11/25/2045 •	3,528	3,462
2.714% due 01/25/2045 •	279	277
3.144% due 11/25/2034 •	593	598
3.292% due 12/25/2046 •	137	137
3.484% due 06/25/2046 •	745	739
3.504% due 02/25/2046 •	1,786	1,826
3.851% due 08/25/2046 ^~	1,368	1,340
3.897% due 02/25/2037 ^~	5,547	5,186
3.993% due 10/25/2035 ~	301	300
3.998% due 09/25/2036 ~	2,500	2,431
4.243% due 12/25/2035 ~	300	300
4.266% due 04/25/2035 ~	282	292
4.697% due 06/25/2033 ~	36	37
Washington Mutual Mortgage Pass-Through Certificates Trust
2.594% due 07/25/2046 •	3,936	3,486
2.654% due 07/25/2046 ^•	8	6
3.274% due 04/25/2047 •	9,561	7,308
3.344% due 05/25/2047 ^•	52	9
3.444% due 07/25/2046 ^•	437	324
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•	175	156
4.760% due 10/25/2036 ^~	26	26
4.813% due 03/25/2036 ~	16	17
4.901% due 12/25/2033 ~	2	2
4.905% due 10/25/2035 ~	94	96
4.930% due 10/25/2035 ~	600	619
4.934% due 04/25/2036 ~	14	14
4.988% due 06/25/2035 ~	140	146
5.085% due 03/25/2035 ~	1,716	1,772
5.750% due 02/25/2037	980	946
Wells Fargo-RBS Commercial Mortgage Trust
0.445% due 03/15/2048 ~(a)	40,000	485
1.346% due 03/15/2045 ~(a)	47,807	1,736

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

1.408% due 03/15/2048 ~(a)	82,215	2,976
		243,176
U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
2.355% due 01/25/2022 ~(a)	12,919	328
2.524% due 03/25/2034 •	24	24
2.804% due 06/25/2036 •	518	518
2.904% due 10/25/2040 - 11/25/2040 •	1,209	1,214
3.500% due 11/01/2021	2,062	2,121
3.682% due 06/01/2043 •	39	39
4.291% due 12/01/2034 •	86	89
4.295% due 06/01/2021	1,911	1,985
4.599% due 08/01/2023 •	13	14
4.625% due 06/01/2035 •	87	89
4.665% due 08/01/2036 •	54	56
4.743% due 11/01/2034 •	676	717
4.825% due 01/01/2023 •	17	17
4.835% due 04/01/2032 •	6	6
4.947% due 12/01/2030 •	8	8
6.000% due 04/25/2043 - 07/25/2044	798	914
Fannie Mae UMBS
2.500% due 04/01/2045	768	763
3.500% due 01/01/2021 - 10/01/2048	258,228	265,266
4.000% due 10/01/2045 - 09/01/2048	124,704	129,100
Fannie Mae UMBS, TBA
3.500% due 08/01/2034 - 09/01/2049	1,289,700	1,318,053
4.000% due 07/01/2049 - 08/01/2049	409,470	423,073
Freddie Mac
0.953% due 09/25/2022 ~(a)	22,549	524
1.112% due 11/25/2022 ~(a)	31,624	887
1.520% due 11/25/2019 ~(a)	30,430	110
1.638% due 10/25/2021 ~(a)	25,256	750
1.658% due 06/25/2020 ~(a)	29,883	314
1.694% due 08/25/2019 ~(a)	18,138	28
1.854% due 01/15/2038 ~(a)	7,420	485
2.859% due 01/15/2038	7,420	7,385
2.874% due 10/15/2040 •	2,141	2,146
2.994% due 12/15/2037 •	272	275
3.488% due 02/25/2045 •	109	109
3.500% due 07/01/2048	8,389	8,607
3.704% due 10/25/2044 •	1,492	1,508
4.521% due 09/01/2035 •	42	44
4.610% due 06/01/2022 •	22	22
6.000% due 12/01/2033	507	555
6.500% due 11/15/2023	9	9
Freddie Mac, TBA 4.000% due 07/01/2049	700	724
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	40	40
3.625% due 04/20/2027 - 05/20/2030 •	153	158
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	85	87
3.750% due 08/20/2027 •	14	14
4.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~	33	33
4.125% due 11/20/2030 •	4	4
6.000% due 08/20/2034	5,986	6,691
NCUA Guaranteed Notes
2.889% due 11/05/2020 •	19,546	19,563
2.979% due 12/08/2020 •	10,797	10,832
Small Business Administration 5.110% due 04/01/2025	14	15
		2,206,313
U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds
3.625% due 08/15/2043 (j)(n)	2,200	2,654
5.250% due 02/15/2029 (l)(n)	900	1,155
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)(n)	7,225	7,181
0.125% due 04/15/2022 (j)(l)(n)	45,596	45,247
0.250% due 01/15/2025 (j)(l)(n)	48,058	48,131
0.500% due 01/15/2028 (j)	136,108	138,395
0.625% due 04/15/2023 (l)(n)	4,526	4,580
0.625% due 01/15/2026 (j)(l)(n)	4,570	4,682
0.750% due 02/15/2045 (l)	1,031	1,021
1.000% due 02/15/2048 (j)	81,853	86,222
2.000% due 01/15/2026 (l)(n)	14,804	16,479
2.375% due 01/15/2025 (l)	1,355	1,515
2.375% due 01/15/2027 (l)(n)	5,321	6,149
2.500% due 01/15/2029 (l)(n)	29,930	36,025
3.875% due 04/15/2029 (n)	11,657	15,615
U.S. Treasury Notes
2.000% due 08/15/2025 (j)(l)(n)	17,000	17,157
2.000% due 11/15/2026 (l)(n)	9,600	9,669

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

2.250% due 11/15/2025 (j)(l)(n)		5,600	5,733
2.625% due 06/15/2021 (l)(n)		5,500	5,592
2.875% due 04/30/2025 (j)(l)(n)		179,700	190,113
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(l)(n)		11,000	10,168
			653,483
Total United States (Cost $4,451,470)			4,575,366
SHORT-TERM INSTRUMENTS 1.1%
COMMERCIAL PAPER 0.6%
Bank of Montreal
1.787% due 07/22/2019	CAD	4,100	3,127
1.806% due 07/31/2019		24,400	18,603
Bank of Nova Scotia 1.773% due 07/22/2019		7,200	5,492
Royal Bank Of Canada 1.795% due 07/31/2019		22,300	17,002
Toronto-Dominion Bank
1.765% due 07/02/2019		34,600	26,418
1.795% due 07/19/2019		3,800	2,899
			73,541
REPURCHASE AGREEMENTS (i) 0.0%			5,310

U.S. TREASURY BILLS 0.5%
2.125% due 07/16/2019 - 08/29/2019 (d)(e)(l)(n)		$58,033	57,903
Total Short-Term Instruments (Cost $136,515)			136,754
Total Investments in Securities (Cost $13,066,575)			13,505,634
		SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short Asset Portfolio		75,061,815	746,565
PIMCO Short-Term Floating NAV Portfolio III		3,602,752	35,638
Total Short-Term Instruments (Cost $785,392)			782,203
Total Investments in Affiliates (Cost $785,392)			782,203
Total Investments 122.1% (Cost $13,851,967)			$14,287,837
Financial Derivative Instruments (k)(m) (0.6)%(Cost or Premiums, net $48,330)			(77,493)
Other Assets and Liabilities, net (21.5)%			(2,512,211)
Net Assets 100.0%			$11,698,133

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,310	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,420)	$5,310	$5,311
Total Repurchase Agreements						$(5,420)	$5,310	$5,311

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	2.600%	05/30/2019	07/08/2019		$(48,793)	$(48,906)
	2.600	05/30/2019	07/10/2019		(52,312)	(52,433)
DBL	(1.250)	03/27/2019	TBD(3)	EUR	(3,903)	(4,424)
DEU	2.580	05/30/2019	07/09/2019		$(15,694)	(15,730)
GRE	2.610	05/29/2019	07/10/2019		(98,578)	(98,814)
IND	(0.430)	06/24/2019	07/25/2019	EUR	(164,201)	(186,697)
JML	(1.000)	10/09/2018	TBD(3)		(1,073)	(1,211)
RCY	2.600	05/29/2019	07/08/2019		$(74,070)	(74,246)
	2.600	05/29/2019	07/22/2019		(7,716)	(7,734)
	2.600	05/30/2019	07/22/2019		(24,064)	(24,119)
	2.610	06/05/2019	08/02/2019		(9,830)	(9,849)
	2.610	06/11/2019	07/23/2019		(9,572)	(9,586)
	2.610	06/21/2019	07/23/2019		(8,009)	(8,015)
SCX	2.680	06/24/2019	07/22/2019		(11,035)	(11,041)
Total Reverse Repurchase Agreements						$(552,805)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
TDM	2.550%	06/11/2019	08/16/2019	$(10,822)	$(10,838)
UBS	2.600	06/11/2019	07/30/2019	(7,793)	(7,804)
Total Sale-Buyback Transactions					$(18,642)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(5)
Canada (1.3)%
Sovereign Issues (1.3)%
Canadian Government Bond	2.750%	12/01/2048	CAD	158,620	$(147,943)	$(151,634)
Total Canada (Cost $(147,943))						(151,634)
United States 0.0%
U.S. Government Agencies 0.0%
Fannie Mae UMBS, TBA	4.500%	08/01/2049		$3,500	(3,655)	(3,656)
Total Short Sales (1.3)%					$(151,598)	$(155,290)

(j)	Securities with an aggregate market value of $579,215 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(208,747) at a weighted average interest rate of 2.023%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(52) of deferred price drop.
(5)	Payable for short sales includes $(641) of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note July 2019 Futures	$105.500	08/23/2019	9,506	$9,506	$82	$10
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.250	08/23/2019	1,426	1,426	12	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	109.500	08/23/2019	6,025	6,025	52	6
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	100.000	08/23/2019	182	182	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	103.000	08/23/2019	28	28	0	0
Total Purchased Options					$148	$17

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$125.500	07/26/2019	1,486	$1,486	$(500)	$(70)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	756	756	(306)	(921)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	1,486	1,486	(518)	(395)
Total Written Options					$(1,324)	$(1,386)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	4,096	$330,687	$566	$92	$(462)
Australia Government 10-Year Bond September Futures	09/2019	511	51,534	407	104	(291)
Canada Government 10-Year Bond September Futures	09/2019	872	95,174	1,795	220	(33)
Euro-Bobl September Futures	09/2019	1,162	177,637	798	159	0
Euro-BTP Italy Government Bond September Futures	09/2019	103	15,729	597	76	0
Euro-Bund 10-Year Bond September Futures	09/2019	15	2,946	(1)	0	(18)
Euro-Buxl 30-Year Bond September Futures	09/2019	530	122,280	3,363	108	(109)
Euro-Schatz September Futures	09/2019	7,607	971,256	1,701	260	0
U.S. Treasury 5-Year Note September Futures	09/2019	9,942	1,174,709	16,468	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	5,223	668,381	8,429	156	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	214	37,998	1,643	0	(40)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	15,252	2,402,152	8,668	0	0
United Kingdom Long Gilt September Futures	09/2019	981	162,330	491	0	(312)
				$44,925	$1,175	$(1,265)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2019	4,861	$(911,310)	$(18,885)	$0	$(1,326)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	15,252	(2,403,121)	(15,748)	484	(121)
				$(34,633)	$484	$(1,447)
Total Futures Contracts				$10,292	$1,659	$(2,712)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.074%	EUR	4,800	$(139)	$61	$(78)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.163		1,000	(18)	4	(14)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.141		$16,500	(476)	262	(214)	5	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.140	EUR	4,900	(78)	4	(74)	0	0
							$(711)	$331	$(380)	$5	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	3,200	$53	$(7)	$46	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		1,300	3	0	3	1	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.480		$6,400	113	(14)	99	1	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.494	EUR	4,900	(145)	358	213	9	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.459		10,675	(510)	712	202	2	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.213		5,700	(188)	109	(79)	2	0
							$(674)	$1,158	$484	$15	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$169,400	$689	$(285)	$404	$0	$(110)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$2,000	$(37)	$(4)	$(41)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		14,700	(685)	267	(418)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		19,700	(975)	361	(614)	8	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		306,500	6,048	572	6,620	143	0
iTraxx Crossover 31 5-Year Index	5.000	Quarterly	06/20/2024	EUR	22,100	2,776	110	2,886	150	0
iTraxx Europe Main 31 5-Year Index	1.000	Quarterly	06/20/2024		17,700	430	56	486	31	0

						$7,557	$1,362	$8,919	$333	$0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$396,900	$0	$115	$115	$18	$0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	3,162,300	(23)	337	314	294	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	92	92	67	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	62	62	11	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	80	80	10	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	374,100	28	232	260	66	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	237,000	0	54	54	63	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	285,300	0	53	53	36	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	134,700	0	(30)	(30)	0	(2)
					$5	$995	$1,000	$565	$(2)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		19,500	$0	$(1,230)	$(1,230)	$26	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		58,500	25	(3,751)	(3,726)	77	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		18,100	(1)	(1,152)	(1,153)	24	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		18,700	0	(1,204)	(1,204)	25	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		19,200	0	(1,252)	(1,252)	25	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		40,900	(1)	(2,677)	(2,678)	54	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	2,146,800	(1)	(967)	(968)	0	(80)
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		3,461,400	(46)	(2,066)	(2,112)	0	(129)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		14,300	13	214	227	2	0
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021		1,184,500	14	(7,278)	(7,264)	0	(412)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	583,400	7,990	19,140	27,130	1,571	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		156,700	502	17,851	18,353	1,375	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		15,800	0	1,361	1,361	138	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	1,790	1,621	47	0
Pay	3-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	33,100	0	264	264	0	(7)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(13)	299	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$414,700	(2,391)	2,895	504	30	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		981,100	19,205	(16,315)	2,890	222	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		245,100	1,495	(4,554)	(3,059)	76	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		566,300	6,883	(6,784)	99	564	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		117,600	(3,172)	(3,743)	(6,915)	101	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		155,600	(4,436)	(7,477)	(11,913)	189	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		76,970	2,647	(2,039)	608	104	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		248,600	15,212	(22,003)	(6,791)	412	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		539,500	(20,553)	(30,889)	(51,442)	1,001	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		165,900	(5,066)	(13,425)	(18,491)	998	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		99,000	10,534	(16,208)	(5,674)	588	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		136,000	3,732	(26,832)	(23,100)	874	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	(2,720)	(2,720)	112	0
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	(10,033)	(10,033)	413	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		3,100	(563)	16	(547)	21	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	93	150	22	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	300	484	45	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	335	335	26	0
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	09/18/2021	EUR	1,246,200	(7,860)	(3,472)	(11,332)	0	(715)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021		1,055,600	(8,830)	(679)	(9,509)	0	(575)
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024		353,400	4,143	10,806	14,949	673	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024		1,385,400	5,656	31,582	37,238	2,876	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	22	15	1	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/08/2029		285,000	(1,360)	9,126	7,766	590	0
Pay(6)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		481,100	15,721	4,660	20,381	992	0
Pay(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		537,100	3,890	30,241	34,131	2,167	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		557,300	11,149	6,081	17,230	2,162	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		7,600	1,175	106	1,281	57	0
Pay(6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	3,500	0	21	21	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		3,500	(2)	(31)	(33)	0	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		353,400	(1,284)	2,794	1,510	3	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		373,300	1,510	433	1,943	0	(249)
Pay	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		104,400	770	5,084	5,854	0	(89)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		15,050	110	710	820	0	(15)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		41,300	(660)	4,228	3,568	0	(186)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		13,500	287	(254)	33	0	(59)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	415	273	0	(1)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/19/2021	JPY	11,360,000	64	139	203	4	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		27,670,000	(2,549)	(2,132)	(4,681)	0	(232)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		12,100,000	217	(2,788)	(2,571)	0	(219)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		24,450,000	(2,109)	9,458	7,349	473	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	(27)	(27)	67	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	(24)	(24)	116	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	902	(1,140)	125	0
							$50,253	$(32,952)	$17,301	$19,468	$(2,974)
Total Swap Agreements							$57,119	$(29,391)	$27,728	$20,386	$(3,086)

(l)	Securities with an aggregate market value of $146,073 and cash of $11,267 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	16,287		$11,174	$0	$(261)
	07/2019	CAD	65,191		49,261	0	(521)
	07/2019	CHF	10,985		10,952	0	(301)
	07/2019	DKK	1,778,043		271,610	739	0
	07/2019	JPY	1,242,200		11,471	0	(51)
	07/2019		$116,266	AUD	166,641	726	0
	07/2019		104,347	CAD	137,248	458	0
	07/2019		410	EUR	362	1	0
	07/2019		11,413	GBP	8,983	0	(5)
	07/2019		2,166	JPY	234,800	12	0
	07/2019		417	NOK	3,625	8	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	07/2019		57,149	NZD	87,867	1,881	0
	08/2019	AUD	99,661		$69,671	0	(373)
	08/2019	CAD	137,248		104,423	0	(460)
	09/2019	SGD	77,786		56,828	0	(731)
	09/2019		$20,612	IDR	303,510,734	664	0
	09/2019		279	ILS	995	1	0
	10/2019	DKK	2,979,548		$457,414	46	(22)
	11/2019	TWD	161,527		5,150	0	(98)
	03/2020	RON	29,807	EUR	6,010	0	(150)
BPS	07/2019	AUD	66,788		$46,490	0	(400)
	07/2019	CAD	20,844		15,864	9	(62)
	07/2019	CHF	22,403		23,020	68	0
	07/2019	EUR	71,564		80,391	21	(1,011)
	07/2019	GBP	8,834		11,206	0	(13)
	07/2019	JPY	1,223,301		11,449	102	0
	07/2019	NOK	4,230		486	0	(10)
	07/2019	RON	22,018		5,227	0	(71)
	07/2019	RUB	1,651,168		25,464	0	(605)
	07/2019	SEK	18,325		1,948	0	(26)
	07/2019		$60	ARS	3,045	9	0
	07/2019		1,546	AUD	2,237	24	0
	07/2019		1,023	CHF	1,016	17	0
	07/2019		14,805	CNH	101,425	0	(42)
	07/2019		424,502	EUR	374,857	2,310	(442)
	07/2019		5,995	GBP	4,763	54	0
	07/2019		1,577,043	JPY	170,049,930	340	(140)
	07/2019		63,463	NOK	542,281	124	(16)
	07/2019		18,469	NZD	27,688	132	0
	07/2019		19,617	SEK	181,975	0	(21)
	08/2019	EUR	41,072		$46,893	57	0
	08/2019	JPY	164,221,130		1,526,556	76	(367)
	08/2019	MXN	629,101		31,811	0	(735)
	08/2019	NOK	295,446		34,691	17	0
	08/2019	NZD	27,688		18,481	0	(133)
	08/2019		$5,016	ARS	223,864	0	(34)
	08/2019		51,587	MXN	1,012,159	776	0
	09/2019	CNH	467,280		$67,958	0	(23)
	09/2019	KRW	2,498,926		2,108	0	(56)
	09/2019		$52,584	CNH	364,709	476	0
	09/2019		4,574	IDR	66,021,116	54	0
	10/2019	INR	3,009,438		$42,772	0	(266)
	10/2019		$1,735	INR	127,696	91	0
	01/2020	BRL	34,000		$8,363	0	(343)
	03/2020	RON	35,084	EUR	7,065	0	(186)
	05/2020		$94,292	INR	6,927,633	2,409	0
BRC	07/2019	DKK	179,740		$27,391	9	0
	07/2019	JPY	39,243,040		358,355	0	(5,630)
	07/2019		$7,121	CLP	4,926,308	151	0
	08/2019	HKD	147,024		$18,800	0	(25)
	08/2019	JPY	2,086,000		19,142	0	(275)
	08/2019	MXN	747,110		38,115	0	(536)
	08/2019		$17,623	BRL	67,708	0	(41)
	08/2019		2,000	EUR	1,770	20	0
	08/2019		14,244	HKD	111,494	31	0
	09/2019		14,790	IDR	213,538,020	179	0
	12/2019	HKD	111,494		$14,255	0	(33)
	04/2020	INR	6,955,470		95,878	0	(1,296)
BSS	07/2019	BRL	455,894		118,964	240	0
	07/2019		$116,707	BRL	455,894	2,017	0
	01/2020	BRL	911,100		$229,892	0	(3,410)
CBK	07/2019	AUD	89,034		61,673	0	(834)
	07/2019	CHF	34,232		34,329	0	(741)
	07/2019	CNH	104,468		15,500	294	0
	07/2019	DKK	589,600		89,592	28	(257)
	07/2019	EUR	37,368	RON	177,030	27	0
	07/2019		59,934		$68,031	54	(174)
	07/2019	GBP	614,611		778,786	0	(1,739)
	07/2019	NOK	709,092		82,410	131	(847)
	07/2019	PEN	9,080		2,755	0	(1)
	07/2019	RUB	1,839,718		28,417	0	(630)
	07/2019	SEK	2,475,114		260,469	0	(6,073)
	07/2019		$34,335	AUD	49,363	321	0
	07/2019		25,714	CAD	33,936	218	(17)
	07/2019		14,790	CNH	101,425	0	(27)
	07/2019		2,074	EUR	1,826	3	0
	07/2019		646,930	GBP	509,143	11	(354)
	07/2019		17,796	JPY	1,923,688	54	(6)
	07/2019		1,004	NZD	1,514	13	0
	07/2019		82,090	SEK	769,274	766	(9)
	07/2019		4,630	TRY	26,897	5	0
	07/2019		352	ZAR	5,122	12	0
	08/2019	CAD	15,327		$11,730	17	0
	08/2019	GBP	497,140		632,633	306	0
	08/2019	MXN	1,274,782		64,333	0	(1,616)
	08/2019		$26,529	HKD	207,684	62	0
	08/2019		54,270	JPY	5,830,000	0	(3)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	08/2019		48,636	NOK	413,337	0	(131)
	09/2019	CNH	512,803		$73,923	0	(682)
	09/2019	EUR	4,780	TRY	32,471	0	(49)
	09/2019		$5,126	PEN	17,106	54	0
	10/2019	PEN	130,084		$39,107	0	(225)
	10/2019	RON	177,030	EUR	37,028	0	(34)
	10/2019		$17,762	PEN	59,717	293	0
	10/2019		7,342	RON	30,983	97	0
	11/2019		16,177	TWD	504,075	201	0
	12/2019	HKD	207,684		$26,540	0	(74)
	03/2020	RON	35,336	EUR	7,117	0	(186)
DUB	07/2019		$2,823	TRY	16,353	0	(5)
	09/2019		8,109	CNH	56,189	66	0
	09/2019		347	THB	10,996	13	0
FBF	07/2019	BRL	483,450		$126,155	255	0
	07/2019		$126,392	BRL	483,450	0	(492)
	08/2019	BRL	483,450		$126,027	485	0
	08/2019		$1,307	BRL	5,021	0	(4)
	11/2019		17,552	TWD	548,412	266	0
GLM	07/2019	CHF	11,081		$11,416	64	0
	07/2019	CLP	17,170,415		25,325	0	(22)
	07/2019	DKK	30,395		4,589	0	(42)
	07/2019	EUR	124,863		141,409	0	(572)
	07/2019	HUF	100,192		354	1	0
	07/2019	RUB	3,225,899		49,325	0	(1,608)
	07/2019		$11,439	NZD	17,382	239	0
	07/2019		3,436	PLN	12,884	16	0
	08/2019	MXN	719,720		$36,474	0	(760)
	08/2019	SEK	865,950		93,673	201	0
	08/2019		$14,514	BRL	55,758	0	(35)
	08/2019		4,769	MYR	20,020	78	0
	08/2019		14,389	RUB	947,365	471	0
	09/2019	CNH	63,826		$9,202	0	(84)
	09/2019	JPY	12,470,000		115,925	0	(384)
	09/2019	MYR	2,420		580	0	(5)
	09/2019		$25,325	CLP	17,170,415	25	0
	09/2019		21,336	IDR	313,103,303	612	0
	01/2020	BRL	7,200		$1,817	0	(27)
	03/2020	EUR	6,610	RON	32,156	14	0
HUS	07/2019	BRL	580,565		$151,497	306	0
	07/2019	CAD	151,924		112,899	0	(3,117)
	07/2019	CNH	702,978		103,020	700	0
	07/2019	EUR	1,465,388		1,638,113	0	(28,180)
	07/2019	KRW	22,714,385		19,499	0	(136)
	07/2019	NZD	35,240		23,334	0	(340)
	07/2019		$335	ARS	16,657	39	0
	07/2019		151,881	BRL	580,565	0	(690)
	07/2019		11,439	CAD	15,401	322	0
	07/2019		10,204	CHF	9,969	8	0
	07/2019		106,459	CNH	730,648	0	(111)
	07/2019		1,576	JPY	169,900	0	0
	07/2019		45,869	NOK	399,628	980	0
	07/2019		54,289	RUB	3,598,091	2,520	0
	07/2019		22,396	TRY	129,692	0	(48)
	08/2019	BRL	580,565		$151,429	668	0
	08/2019	CHF	9,969		10,233	0	(9)
	08/2019		$25,146	HKD	196,978	75	0
	08/2019		874	MXN	16,826	0	(3)
	09/2019	CNH	2,449,357		$352,476	0	(3,865)
	09/2019		$91,160	CNH	627,611	283	(136)
	09/2019		4,355	IDR	62,942,802	57	0
	10/2019	INR	2,325,305		$31,636	0	(1,618)
	10/2019	MXN	9,500		489	2	0
	10/2019		$70,826	INR	5,133,447	2,587	0
	10/2019		24,252	RON	103,989	716	0
	11/2019	TWD	1,370,437		$43,782	0	(745)
	12/2019	HKD	426,260		54,518	0	(105)
	04/2020		$94,787	INR	6,955,470	2,387	0
IND	07/2019	AUD	14,422		$10,004	0	(121)
JPM	07/2019	BRL	455,894		119,667	943	0
	07/2019	CHF	22,803		22,776	0	(586)
	07/2019	CNH	30,807		4,527	43	0
	07/2019	DKK	298,665		45,337	0	(163)
	07/2019	EUR	6,119	RON	29,014	10	0
	07/2019		378,974		$428,097	0	(2,834)
	07/2019	GBP	35,443		44,615	0	(398)
	07/2019	INR	6,647,586		94,769	0	(1,555)
	07/2019	JPY	122,280,205		1,122,166	0	(12,003)
	07/2019	KRW	14,088,256		12,095	0	(83)
	07/2019		$118,964	BRL	455,894	0	(240)
	07/2019		104,457	CHF	102,443	556	(62)
	07/2019		15,780	CLP	10,973,412	419	0
	07/2019		7,015	DKK	46,265	33	0
	07/2019		29,912	GBP	23,738	234	0
	07/2019		49,696	INR	3,460,843	452	0
	07/2019		17,509	JPY	1,900,000	114	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	07/2019		27,082	NOK	230,295	0	(85)
	07/2019		2,716	PEN	9,080	40	0
	07/2019		44,292	PLN	165,283	0	(8)
	07/2019		303,846	SEK	2,821,493	260	(266)
	07/2019		5,019	TRY	29,124	0	(1)
	08/2019	CHF	56,592		$58,225	62	0
	08/2019	MXN	168,637		8,507	0	(217)
	08/2019	SEK	2,712,632		293,066	260	0
	08/2019		$98,305	MXN	1,955,817	2,877	0
	09/2019	CNH	129,572		$18,668	0	(182)
	09/2019		$22,417	IDR	323,607,304	268	0
	10/2019	RON	29,014	EUR	6,064	0	(11)
	10/2019		$23,877	DKK	155,410	0	(20)
	10/2019		485	MXN	9,500	2	0
	11/2019		9,558	TWD	296,298	69	0
	05/2020	INR	3,460,843		$48,027	0	(282)
MSB	07/2019	CNH	95,245		13,936	73	0
	07/2019		$154	TRY	889	0	0
	09/2019		29,530	RUB	1,954,037	1,050	0
	03/2020	RON	35,393	EUR	7,124	0	(192)
MYI	07/2019	AUD	33,082		$23,065	0	(161)
	07/2019	CAD	50,500		38,567	0	(21)
	07/2019	CHF	11,923		11,958	0	(257)
	07/2019	DKK	162,230		24,674	0	(41)
	07/2019	NOK	396,714		46,762	254	0
	07/2019	NZD	29,202		19,059	0	(559)
	08/2019	EUR	1,798,879		2,052,539	1,781	0
	08/2019		$16,634	HKD	130,208	37	0
	12/2019	HKD	130,208		$16,642	0	(44)
	06/2021		$805	EUR	630	0	(54)
NGF	09/2019	TRY	32,528		4,780	40	0
RBC	07/2019	EUR	118,000		$132,326	0	(1,965)
	07/2019	JPY	4,511,000		40,563	0	(1,331)
	09/2019		$116,432	JPY	12,470,000	0	(123)
RYL	07/2019		6,845	EUR	6,050	35	0
	07/2019		3,777	SEK	35,704	68	0
	09/2019	CNH	12,595		$1,831	0	(1)
	10/2019	RON	46,232	EUR	9,684	7	0
	10/2019		$27,549	RON	117,304	615	0
	03/2020	EUR	9,528		46,232	0	(8)
	03/2020	RON	10,442	EUR	2,105	0	(53)
SCX	07/2019	BRL	1,064,015		$263,974	0	(13,116)
	07/2019	EUR	94,390		105,804	0	(1,527)
	07/2019	GBP	27,469		34,962	75	0
	07/2019	JPY	12,571,321		116,104	0	(501)
	07/2019	NOK	65,793		7,518	0	(194)
	07/2019	SEK	1,702,748		177,950	0	(5,414)
	07/2019		$277,651	BRL	1,064,015	0	(560)
	07/2019		56,570	GBP	44,791	315	0
	07/2019		101,758	JPY	10,971,749	98	0
	08/2019	CZK	26,926		$1,176	0	(29)
	08/2019		$35,019	GBP	27,470	0	(74)
	09/2019	CNH	113,650		$16,380	0	(154)
	09/2019		$23,111	CNH	159,807	138	0
	11/2019	TWD	205,958		$6,581	0	(111)
	11/2019		$11,505	TWD	358,476	142	0
SOG	07/2019	PLN	129,456		$34,387	0	(298)
	07/2019	RON	184,026	EUR	37,780	0	(1,240)
	07/2019		$15,406	RUB	1,019,329	688	0
	07/2019		52,445	ZAR	762,816	1,673	0
SSB	07/2019		45,859	INR	3,186,743	317	0
	07/2019		41,890	JPY	4,511,000	4	0
	08/2019	HKD	831,445		$106,303	0	(153)
	08/2019	MYR	20,020		4,912	66	0
	05/2020	INR	3,466,790		48,224	0	(168)
TOR	07/2019		$1,077	AUD	1,558	17	0
	07/2019		1,836	CLP	1,270,696	40	0
	07/2019		6,988	SEK	64,847	0	(4)
	08/2019		28,316	BRL	108,784	0	(67)
	08/2019		28,523	MXN	559,701	433	0
	09/2019		53,481	COP	180,558,005	2,423	0
UAG	07/2019	JPY	8,690,000		$78,415	0	(2,275)
	07/2019	NZD	69,754		46,188	0	(674)
	07/2019	SEK	543,056		58,573	88	0
	07/2019	TRY	204,961		34,406	0	(913)
	07/2019		$142,686	EUR	127,184	1,935	0
	07/2019		120,552	GBP	94,940	17	0
	07/2019		10,528	PLN	39,316	6	0
	07/2019		340	TRY	2,006	6	0
	08/2019	JPY	3,744,000		$34,362	0	(488)
	08/2019		$58,723	SEK	543,056	0	(89)
	09/2019	CNH	462,117		$66,568	0	(662)
	09/2019	KRW	168,944,839		146,359	77	(9)
	03/2020	EUR	13,634	RON	66,362	39	0
Total Forward Foreign Currency Contracts						$50,971	$(129,720)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus INR	INR	82.000	10/16/2019	6,900	$51	$1
HUS	Call - OTC AUD versus CAD	CAD	0.940	09/13/2019	83,100	233	197
	Call - OTC USD versus INR	INR	82.000	10/16/2019	165,700	1,171	13
						$1,455	$211

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147%	06/29/2020	9,520,000	$106	$106
Total Purchased Options							$1,561	$317

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	21,800	$(26)	$(4)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	25,400	(26)	(4)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	19,900	(22)	(6)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	11,600	(13)	(3)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	23,000	(39)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	44,800	(45)	(8)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	29,900	(35)	(9)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	25,500	(49)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	22,400	(22)	(4)
						$(277)	$(38)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus COP	COP	3,165.000	08/29/2019	37,040	$(306)	$(292)
	Put - OTC USD versus ZAR	ZAR	14.200	07/18/2019	26,140	(148)	(428)
HUS	Put - OTC AUD versus CAD	CAD	0.905	09/13/2019	83,100	(251)	(286)
	Put - OTC USD versus CNH	CNH	6.795	07/22/2019	58,100	(153)	(137)
	Call - OTC USD versus CNH		6.945	07/22/2019	58,100	(107)	(173)
						$(965)	$(1,316)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	6,300	$(81)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047%	06/29/2020	19,039,000	$(63)	$(63)
Total Written Options							$(1,386)	$(1,417)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.103%	$4,500	$(156)	$36	$0	$(120)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	16,740	(598)	153	0	(445)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	14,700	(363)	(70)	0	(433)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	29,700	(566)	(211)	0	(777)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	26,260	(909)	211	0	(698)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	47,500	(1,188)	(213)	0	(1,401)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	25,300	(898)	226	0	(672)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	11,800	(228)	(81)	0	(309)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	31,100	(1,092)	266	0	(826)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	27,200	(678)	(124)	0	(802)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	13,100	(314)	(72)	0	(386)
							$(6,990)	$121	$0	$(6,869)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.389%	$2,100	$(105)	$75	$0	$(30)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389	1,900	(96)	69	0	(27)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	17,200	(761)	230	0	(531)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389	2,300	(129)	96	0	(33)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547	200	(12)	7	0	(5)
							$(1,103)	$477	$0	$(626)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.780%	Annual	05/01/2029	ILS	25,300	$0	$213	$213	$0
BPS	Pay	1-Year ILS-TELBOR	1.180	Annual	01/30/2024		108,600	0	784	784	0
CBK	Pay	1-Year ILS-TELBOR	1.755	Annual	04/29/2029		40,600	0	317	317	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		38,200	0	329	329	0
	Pay	1-Year ILS-TELBOR	1.779	Annual	04/30/2029		36,700	0	310	310	0
JPM	Pay	1-Year ILS-TELBOR	1.775	Annual	04/25/2029		87,100	20	713	733	0
								$20	$2,666	$2,686	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	03/20/2020	$40,000	$243	$(1,358)	$0	$(1,115)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	35,300	2	(2,611)	0	(2,609)
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	39,900	9	(2,450)	0	(2,441)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	12,500	15	(735)	0	(720)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	14,100	16	(844)	0	(828)
								$285	$(7,998)	$0	$(7,713)
Total Swap Agreements								$(7,788)	$(4,734)	$2,686	$(15,208)

(n)	Securities with an aggregate market value of $102,022 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$13,196	$0	$13,196
Australia
Asset-Backed Securities	0	6,274	0	6,274
Corporate Bonds & Notes	0	2,036	0	2,036
Non-Agency Mortgage-Backed Securities	0	13,776	0	13,776
Sovereign Issues	0	7,364	0	7,364
Brazil
Corporate Bonds & Notes	0	51,366	0	51,366
Loan Participations and Assignments	0	0	6,008	6,008
Sovereign Issues	0	514,200	0	514,200
Canada
Corporate Bonds & Notes	0	151,659	0	151,659
Non-Agency Mortgage-Backed Securities	0	27,695	0	27,695
Sovereign Issues	0	80,146	0	80,146
Cayman Islands
Asset-Backed Securities	0	316,885	0	316,885
Corporate Bonds & Notes	0	74,762	0	74,762
China
Sovereign Issues	0	419,943	0	419,943
Denmark
Corporate Bonds & Notes	0	466,642	0	466,642
France
Corporate Bonds & Notes	0	138,625	0	138,625
Sovereign Issues	0	258,601	0	258,601
Germany
Asset-Backed Securities	0	3,647	0	3,647
Corporate Bonds & Notes	0	301,344	0	301,344
Guernsey, Channel Islands
Corporate Bonds & Notes	0	17,428	0	17,428
Hong Kong
Corporate Bonds & Notes	0	11,533	0	11,533
India
Corporate Bonds & Notes	0	9,362	0	9,362
Indonesia
Corporate Bonds & Notes	0	1,300	0	1,300
Ireland
Asset-Backed Securities	0	86,625	0	86,625
Corporate Bonds & Notes	0	29,609	0	29,609
Sovereign Issues	0	33,443	0	33,443
Israel
Sovereign Issues	0	14,315	0	14,315
Italy
Corporate Bonds & Notes	0	25,366	0	25,366
Sovereign Issues	0	420,653	0	420,653
Japan
Corporate Bonds & Notes	0	155,849	0	155,849
Sovereign Issues	0	1,803,886	0	1,803,886
Jersey, Channel Islands
Corporate Bonds & Notes	0	717	0	717
Kuwait
Sovereign Issues	0	64,586	0	64,586
Lithuania
Sovereign Issues	0	15,519	0	15,519
Luxembourg
Asset-Backed Securities	0	3,412	0	3,412
Corporate Bonds & Notes	0	34,269	0	34,269
Netherlands
Asset-Backed Securities	0	39,698	0	39,698
Corporate Bonds & Notes	0	133,148	0	133,148
New Zealand
Sovereign Issues	0	7,319	0	7,319

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Norway
Corporate Bonds & Notes	0	29,948	0	29,948
Sovereign Issues	0	6,750	0	6,750
Peru
Sovereign Issues	0	83,572	0	83,572
Poland
Sovereign Issues	0	34,238	0	34,238
Qatar
Corporate Bonds & Notes	0	8,621	0	8,621
Loan Participations and Assignments	0	0	47,828	47,828
Sovereign Issues	0	130,965	0	130,965
Russia
Sovereign Issues	0	107,700	0	107,700
Saudi Arabia
Corporate Bonds & Notes	0	9,992	0	9,992
Sovereign Issues	0	141,838	0	141,838
Singapore
Corporate Bonds & Notes	0	38,454	0	38,454
Slovenia
Sovereign Issues	0	22,309	0	22,309
South Korea
Sovereign Issues	0	234,578	0	234,578
Spain
Corporate Bonds & Notes	0	20,643	0	20,643
Non-Agency Mortgage-Backed Securities	0	55	0	55
Sovereign Issues	0	474,452	0	474,452
Supranational
Corporate Bonds & Notes	0	35,938	0	35,938
Sweden
Corporate Bonds & Notes	0	369,931	0	369,931
Switzerland
Corporate Bonds & Notes	0	99,149	0	99,149
Sovereign Issues	0	11,872	0	11,872
United Arab Emirates
Corporate Bonds & Notes	0	9,979	0	9,979
Sovereign Issues	0	21,477	0	21,477
United Kingdom
Corporate Bonds & Notes	0	580,533	0	580,533
Non-Agency Mortgage-Backed Securities	0	380,604	0	380,604
Preferred Securities	0	3,706	0	3,706
Sovereign Issues	0	126,176	0	126,176
United States
Asset-Backed Securities	0	447,448	0	447,448
Corporate Bonds & Notes	0	969,038	17,020	986,058
Loan Participations and Assignments	0	23,304	0	23,304
Municipal Bonds & Notes	0	15,584	0	15,584
Non-Agency Mortgage-Backed Securities	0	243,176	0	243,176
U.S. Government Agencies	0	2,206,313	0	2,206,313
U.S. Treasury Obligations	0	653,483	0	653,483
Short-Term Instruments
Commercial Paper	0	73,541	0	73,541
Repurchase Agreements	0	5,310	0	5,310
U.S. Treasury Bills	0	57,903	0	57,903
	$0	$13,434,778	$70,856	$13,505,634
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$782,203	$0	$0	$782,203
Total Investments	$782,203	$13,434,778	$70,856	$14,287,837

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(151,634)	$0	$(151,634)
United States
U.S. Government Agencies	$0	$(3,656)	$0	$(3,656)
	$0	$(155,290)	$0	$(155,290)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,659	20,403	0	22,062
Over the counter	0	53,974	0	53,974
	$1,659	$74,377	$0	$76,036
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,712)	(4,472)	0	(7,184)
Over the counter	0	(146,345)	0	(146,345)
	$(2,712)	$(150,817)	$0	$(153,529)
Total Financial Derivative Instruments	$(1,053)	$(76,440)	$0	$(77,493)
Totals	$781,150	$13,203,048	$70,856	$14,055,054

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	600	$535
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	20,340	412
63.705% due 06/21/2020 ~(a)		40,910	940
Total Argentina (Cost $3,645)			1,887
AUSTRALIA 0.4%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Trust 2.810% due 07/21/2026	AUD	1,345	943
CORPORATE BONDS & NOTES 0.3%
Volkswagen Financial Services Australia Pty. Ltd. 2.950% due 06/22/2020		6,300	4,469
Total Australia (Cost $5,665)			5,412
BRAZIL 5.0%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
5.999% due 01/27/2028		$2,220	2,363
6.250% due 03/17/2024		2,200	2,415
7.250% due 03/17/2044		1,000	1,121
7.375% due 01/17/2027		1,000	1,150
			7,049
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,000	1,001
SOVEREIGN ISSUES 4.4%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (d)	BRL	114,400	28,915
Brazil Notas do Tesouro Nacional 6.000% due 05/15/2021 (f)		122,367	33,930
			62,845
Total Brazil (Cost $68,605)			70,895
CANADA 1.8%
CORPORATE BONDS & NOTES 0.6%
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021		$1,300	1,326
Enbridge, Inc.
2.900% due 07/15/2022		1,400	1,421
3.110% (US0003M + 0.700%) due 06/15/2020 ~		900	903
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,709
HSBC Bank Canada 3.300% due 11/28/2021		$3,000	3,089
			8,448
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
2.078% due 06/01/2020	CAD	994	759
2.278% due 07/01/2020		2,647	2,026
2.278% due 08/01/2020		940	719

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		1,168	907
			4,411
SOVEREIGN ISSUES 0.9%
Canada Housing Trust
2.900% due 06/15/2024		1,700	1,372
3.150% due 09/15/2023		2,700	2,185
Canadian Government Real Return Bond 1.500% due 12/01/2044 (f)		1,294	1,268
Province of Ontario 2.500% due 04/27/2026		$4,200	4,273
Province of Quebec 5.000% due 12/01/2038	CAD	3,200	3,408
			12,506
Total Canada (Cost $25,079)			25,365
CAYMAN ISLANDS 3.2%
ASSET-BACKED SECURITIES 2.6%
Bowman Park CLO Ltd. 3.704% due 11/23/2025 •		$2,462	2,465
Cent CLO Ltd. 3.667% due 10/15/2026 •		3,300	3,301
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		3,200	3,196
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		800	796
Figueroa CLO Ltd. 3.497% due 01/15/2027 •		3,182	3,180
Jamestown CLO Ltd.
3.287% due 07/15/2026 •		1,434	1,430
3.808% due 01/17/2027 •		3,565	3,569
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •		3,400	3,384
Mountain View CLO Ltd.
3.397% due 10/15/2026 •		644	641
3.417% due 10/13/2027 •		3,300	3,288
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •		1,310	1,311
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •		1,106	1,108
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		3,831	3,834
Venture CLO Ltd. 3.667% due 04/15/2027		700	698
WhiteHorse Ltd. 3.518% due 04/17/2027 •		700	699
Zais CLO Ltd. 3.747% due 04/15/2028 •		3,400	3,407
			36,307
CORPORATE BONDS & NOTES 0.6%
Ambac LSNI LLC 7.319% due 02/12/2023 ~		1	1
KSA Sukuk Ltd. 2.894% due 04/20/2022		1,200	1,215
QNB Finance Ltd. 3.872% due 05/31/2021 ~		4,300	4,359
Sands China Ltd.
4.600% due 08/08/2023		500	526
5.125% due 08/08/2025		600	645
5.400% due 08/08/2028		1,500	1,632
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	306
			8,684
Total Cayman Islands (Cost $44,772)			44,991
CHINA 3.6%
SOVEREIGN ISSUES 3.6%
China Development Bank
3.050% due 08/25/2026	CNY	22,400	3,113
3.180% due 04/05/2026		41,100	5,778
3.680% due 02/26/2026		50,400	7,311
3.740% due 09/10/2025		10,300	1,501
4.040% due 04/10/2027		27,700	4,088
4.040% due 07/06/2028		7,800	1,154
4.150% due 10/26/2025		6,300	938

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

4.240% due 08/24/2027		88,200	13,201
4.880% due 02/09/2028		59,300	9,280
China Government Bond 4.400% due 12/12/2046		1,500	238
China Government International Bond
2.740% due 08/04/2026		1,800	253
2.950% due 06/16/2023		5,300	772
3.220% due 12/06/2025		5,300	770
3.290% due 10/18/2023		15,900	2,342
Total China (Cost $50,832)			50,739
DENMARK 4.5%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	8,851	1,400
1.500% due 10/01/2050		27,200	4,218
2.000% due 10/01/2047		8,346	1,314
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		1,649	261
1.500% due 10/01/2050		18,300	2,845
2.000% due 10/01/2047		31,907	5,019
2.000% due 10/01/2050		22,247	3,502
2.500% due 10/01/2047		68	11
Nykredit Realkredit A/S
1.500% due 10/01/2037		12,110	1,915
1.500% due 10/01/2050		76,700	11,894
2.000% due 10/01/2047		35,795	5,638
2.000% due 10/01/2050		9,792	1,541
2.500% due 10/01/2036		521	84
2.500% due 10/01/2047		97	15
Realkredit Danmark A/S
2.000% due 10/01/2047		105,008	16,525
2.500% due 07/01/2047		70	11
			56,193
SOVEREIGN ISSUES 0.5%
Denmark Government International Bond 3.000% due 11/15/2021		44,100	7,323
Total Denmark (Cost $61,770)			63,516
FRANCE 4.4%
CORPORATE BONDS & NOTES 2.1%
Altice France S.A. 7.375% due 05/01/2026		$2,200	2,261
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	1,200	1,620
Credit Agricole S.A.
3.601% due 04/24/2023 ~		$900	898
3.750% due 04/24/2023		1,550	1,609
Danone S.A. 2.077% due 11/02/2021		3,500	3,477
Dexia Credit Local S.A.
1.875% due 09/15/2021		6,400	6,385
2.250% due 02/18/2020		6,000	5,999
2.375% due 09/20/2022		1,700	1,717
2.500% due 01/25/2021		5,200	5,235
Electricite de France S.A. 4.600% due 01/27/2020		800	810
			30,011
SOVEREIGN ISSUES 2.3%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	15,800	23,137
3.250% due 05/25/2045 (j)		5,000	8,996
			32,133
Total France (Cost $54,281)			62,144
GERMANY 1.9%
ASSET-BACKED SECURITIES 0.1%
SC Germany Auto UG 0.023% due 12/13/2026 •	EUR	691	788

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
3.150% due 01/22/2021		$1,800	1,788
3.407% due 01/22/2021 ~		3,300	3,257
3.855% due 02/04/2021 ~		1,300	1,290
4.250% due 10/14/2021		5,600	5,675
Hamburg Commercial Bank AG 0.250% due 11/19/2020	EUR	300	344
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		800	926
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,800	1,813
Kreditanstalt fuer Wiederaufbau 0.625% due 02/22/2027	EUR	8,400	10,167
			25,260
Total Germany (Cost $25,573)			26,048
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$800	801
3.800% due 06/09/2023		1,200	1,245
Total Guernsey, Channel Islands (Cost $1,996)			2,046
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$900	957
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		700	712
Total Hong Kong (Cost $1,582)			1,669
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd. 3.500% due 03/18/2020		$800	803
Total India (Cost $797)			803
INDONESIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		$600	633
Total Indonesia (Cost $596)			633
IRELAND 1.3%
ASSET-BACKED SECURITIES 0.9%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	2,500	2,842
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		2,300	2,618
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •		3,000	3,412
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		250	285
Toro European CLO DAC 0.900% due 10/15/2030 •		3,400	3,876
			13,033
CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$300	308
AIB Group PLC 4.750% due 10/12/2023		500	526
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019		1,703	1,710
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,697
2.400% due 09/23/2021		500	499

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	709
			5,449
Total Ireland (Cost $18,413)			18,482
ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$1,000	1,058
4.125% due 01/17/2048		900	987
Total Israel (Cost $1,886)			2,045
ITALY 2.4%
CORPORATE BONDS & NOTES 0.2%
UniCredit SpA 7.830% due 12/04/2023		$2,900	3,315
SOVEREIGN ISSUES 2.2%
Italy Buoni Poliennali Del Tesoro
1.750% due 07/01/2024	EUR	10,000	11,602
2.450% due 10/01/2023		150	180
2.450% due 09/01/2033		1,600	1,842
2.500% due 11/15/2025 (j)		4,500	5,408
2.950% due 09/01/2038		2,200	2,611
3.000% due 08/01/2029		7,450	9,189
			30,832
Total Italy (Cost $33,099)			34,147
JAPAN 17.8%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,882
2.362% due 05/28/2021		200	200
3.105% (US0003M + 0.540%) due 08/04/2020 ~		6,600	6,610
Japan Tobacco, Inc. 2.000% due 04/13/2021		1,000	992
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		500	546
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021		690	696
Mizuho Financial Group, Inc.
3.331% due 09/11/2022 ~		4,200	4,226
3.451% due 09/11/2024 ~		800	808
3.922% due 09/11/2024 •		1,300	1,361
ORIX Corp. 3.250% due 12/04/2024		400	413
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		1,000	1,009
4.133% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,225
			19,968
SOVEREIGN ISSUES 16.4%
Development Bank of Japan, Inc. 1.625% due 09/01/2021		4,000	3,963
Japan Bank for International Cooperation
2.375% due 11/16/2022		700	708
3.250% due 07/20/2023		1,700	1,777
3.375% due 10/31/2023		500	526
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		8,500	8,494
3.375% due 09/27/2023		1,000	1,044
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,100,824	10,665
0.100% due 03/20/2029		4,380,000	41,688
0.500% due 09/20/2046		1,494,000	14,463
0.500% due 03/20/2049		1,235,000	11,901
0.700% due 12/20/2048		2,220,000	22,546
1.400% due 09/20/2034		10,050,000	111,972
1.600% due 03/20/2033		2,000	23

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Tokyo Metropolitan Government 2.500% due 06/08/2022		$2,800	2,830
			232,600
Total Japan (Cost $224,935)			252,568
JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
AA Bond Co. Ltd. 4.249% due 07/31/2043	GBP	500	645
Heathrow Funding Ltd. 4.875% due 07/15/2023		$500	533
Total Jersey, Channel Islands (Cost $1,268)			1,178
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$500	508
3.500% due 03/20/2027		7,200	7,676
Total Kuwait (Cost $7,642)			8,184
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$2,100	2,232
Total Lithuania (Cost $2,191)			2,232
LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.0%
Bavarian Sky S.A. 0.024% due 07/15/2026 •	EUR	600	682
CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS 1.500% due 11/15/2023		300	356
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		1,000	1,165
Emerald Bay S.A. 0.000% due 10/08/2020 (d)		1,000	1,102
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019		$400	405
NORD/LB Luxembourg S.A. Covered Bond Bank
0.250% due 03/10/2020	EUR	300	342
2.875% due 02/16/2021		$1,800	1,820
			5,190
Total Luxembourg (Cost $5,919)			5,872
NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.4%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	800	911
Babson Euro CLO BV 0.509% due 10/25/2029 •		1,150	1,303
Dryden Euro CLO BV 0.880% due 01/15/2030 •		3,000	3,415
			5,629
CORPORATE BONDS & NOTES 1.5%
ABN AMRO Bank NV 2.450% due 06/04/2020		$600	600
BNG Bank NV 4.750% due 03/06/2023	AUD	3,000	2,358
British Transco International Finance BV 0.000% due 11/04/2021 (d)		$2,300	2,165
Cooperatieve Rabobank UA
3.016% due 04/26/2021 ~		2,150	2,157
3.125% due 04/26/2021		800	813
5.500% due 06/29/2020 •(g)(h)	EUR	300	356
6.875% due 03/19/2020 (h)		1,300	1,552
Enel Finance International NV 2.875% due 05/25/2022		$800	806

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

ING Bank NV 2.625% due 12/05/2022		6,050	6,172
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,200	1,189
NXP BV 4.625% due 06/01/2023		2,400	2,536
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	400	558
Vonovia Finance BV 5.000% due 10/02/2023		$500	530
			21,792
Total Netherlands (Cost $27,016)			27,421
NORWAY 0.5%
CORPORATE BONDS & NOTES 0.4%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$2,800	2,835
3.250% due 06/28/2023		1,100	1,149
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	1,500	1,725
			5,709
SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S 4.500% due 07/18/2022	AUD	1,900	1,459
Total Norway (Cost $7,564)			7,168
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,000	995
6.350% due 08/12/2028		19,100	6,515
6.950% due 08/12/2031		5,700	2,031
Total Peru (Cost $8,997)			9,541
POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,512
3.250% due 07/25/2025		300	86
Total Poland (Cost $4,261)			4,598
QATAR 2.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		$7,000	6,990
SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.875% due 04/23/2023		10,400	10,921
4.000% due 03/14/2029		3,900	4,210
4.500% due 01/20/2022		300	315
4.500% due 04/23/2028		4,800	5,378
			20,824
Total Qatar (Cost $26,343)			27,814
RUSSIA 0.9%
SOVEREIGN ISSUES 0.9%
Russia Government International Bond
7.250% due 05/10/2034	RUB	246,400	3,847
7.650% due 04/10/2030		172,100	2,791
7.950% due 10/07/2026		395,200	6,487

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Total Russia (Cost $12,516)			13,125
SAUDI ARABIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$1,100	1,110
SOVEREIGN ISSUES 1.5%
Saudi Government International Bond
2.375% due 10/26/2021		11,200	11,195
2.875% due 03/04/2023		1,300	1,317
3.250% due 10/26/2026		1,000	1,022
3.625% due 03/04/2028		1,500	1,543
4.000% due 04/17/2025		4,900	5,223
4.375% due 04/16/2029		1,000	1,083
			21,383
Total Saudi Arabia (Cost $21,873)			22,493
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.750% due 09/18/2022		$300	300
3.500% due 09/18/2027		600	598
3.626% due 05/02/2021 ~		300	302
Clifford Capital Pte. Ltd. 3.380% due 03/07/2028		1,500	1,585
DBS Bank Ltd. 3.300% due 11/27/2021		1,000	1,025
Oversea-Chinese Banking Corp. Ltd. 2.975% due 05/17/2021 ~		1,700	1,701
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		1,000	989
Total Singapore (Cost $6,304)			6,500
SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.250% due 02/18/2024		$5,177	5,828
Total Slovenia (Cost $5,294)			5,828
SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,716
2.375% due 12/10/2027		3,370,000	3,100
2.375% due 12/10/2028		14,440,000	13,367
2.625% due 06/10/2028		6,030,000	5,673
5.500% due 03/10/2028		3,370,000	3,889
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$500	523
Korea National Oil Corp. 4.250% due 10/08/2019	AUD	600	424
Total South Korea (Cost $29,592)			29,692
SPAIN 4.8%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	1,200	1,414
6.750% due 02/18/2020 •(g)(h)		200	234
Banco Santander S.A.
3.848% due 04/12/2023		$600	623
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	600	728
Telefonica Emisiones S.A. 5.134% due 04/27/2020		$3,100	3,164
			6,163
SOVEREIGN ISSUES 4.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	684

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

4.900% due 09/15/2021		2,650	3,260
4.950% due 02/11/2020		3,300	3,860
Autonomous Community of Madrid 4.688% due 03/12/2020		1,000	1,176
Spain Government International Bond
0.250% due 07/30/2024		5,500	6,386
0.600% due 10/31/2029		10,600	12,239
0.750% due 07/30/2021		1,100	1,282
1.400% due 07/30/2028 (j)		19,600	24,449
1.450% due 10/31/2027		1,800	2,253
1.500% due 04/30/2027		1,400	1,754
2.900% due 10/31/2046		2,800	4,330
			61,673
Total Spain (Cost $63,943)			67,836
SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Asian Development Bank 0.500% due 03/24/2020	AUD	2,100	1,462
Total Supranational (Cost $1,453)			1,462
SWEDEN 2.5%
CORPORATE BONDS & NOTES 2.5%
Danske Hypotek AB 1.000% due 12/20/2023	SEK	30,000	3,351
Lansforsakringar Hypotek AB
1.500% due 03/18/2021	EUR	1,700	1,997
Nordea Hypotek AB 1.000% due 04/08/2022	SEK	64,100	7,104
Stadshypotek AB
1.500% due 12/15/2021		69,000	7,720
2.500% due 04/05/2022		$2,200	2,222
4.500% due 09/21/2022	SEK	17,000	2,097
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		74,000	8,272
2.000% due 06/17/2026		15,000	1,779
Swedbank Hypotek AB 1.000% due 09/15/2021		11,700	1,291
Total Sweden (Cost $36,573)			35,833
SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG
0.750% due 09/17/2021	EUR	600	699
6.500% due 08/08/2023 (h)		$4,000	4,413
Credit Suisse Group AG 3.869% due 01/12/2029 •		400	413
UBS AG
2.200% due 06/08/2020		2,400	2,399
2.450% due 12/01/2020		1,700	1,703
3.000% due 12/01/2020 ~		1,800	1,806
5.125% due 05/15/2024 (h)		2,663	2,830
			14,263
SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond 3.500% due 04/08/2033	CHF	1,400	2,201
Total Switzerland (Cost $15,894)			16,464
UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$1,600	1,617
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,600	2,623

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

3.125% due 10/11/2027		2,300	2,390
			5,013
Total United Arab Emirates (Cost $6,457)			6,630
UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 6.9%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$4,400	4,807
Barclays PLC
3.250% due 02/12/2027	GBP	200	260
4.972% due 05/16/2029 •		$4,300	4,588
6.500% due 09/15/2019 •(g)(h)	EUR	6,485	7,466
7.000% due 09/15/2019 •(g)(h)	GBP	1,700	2,180
7.125% due 06/15/2025 •(g)(h)		1,800	2,392
7.750% due 09/15/2023 •(g)(h)		$500	513
8.000% due 06/15/2024 •(g)(h)		800	840
BAT International Finance PLC 2.750% due 06/15/2020		1,200	1,203
BP Capital Markets PLC 2.518% due 01/16/2020		1,700	1,704
British Telecommunications PLC 9.625% due 12/15/2030		1,200	1,809
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	600	803
FCE Bank PLC 1.660% due 02/11/2021	EUR	300	348
Frontier Finance PLC 8.000% due 03/23/2022	GBP	3,800	5,042
HSBC Holdings PLC
3.120% due 05/18/2021 ~		$1,600	1,601
3.520% due 05/18/2024 ~		900	903
4.693% (US0003M + 2.240%) due 03/08/2021 ~		1,300	1,338
4.750% due 07/04/2029 •(g)(h)	EUR	200	239
6.500% due 03/23/2028 •(g)(h)		$200	210
Imperial Brands Finance PLC 2.950% due 07/21/2020		3,300	3,309
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	500	575
3.055% due 05/07/2021 ~		$1,300	1,300
3.300% due 05/07/2021		1,500	1,522
4.000% due 09/29/2020	EUR	400	480
4.875% due 03/30/2027	GBP	1,700	2,691
6.500% due 03/24/2020	EUR	2,800	3,332
Lloyds Banking Group PLC
4.375% due 03/22/2028		$700	744
4.450% due 05/08/2025		600	639
Nationwide Building Society 3.766% due 03/08/2024 •		3,000	3,063
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,300	1,298
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	1,000	1,175
2.500% due 03/22/2023		2,641	3,192
3.875% due 09/12/2023		$700	718
3.899% due 06/25/2024 ~		1,700	1,698
4.269% due 03/22/2025 •		3,700	3,828
4.519% due 06/25/2024 •		3,500	3,646
5.076% due 01/27/2030 •		1,600	1,736
7.500% due 08/10/2020 •(g)(h)		400	411
8.625% due 08/15/2021 •(g)(h)		400	432
Santander UK Group Holdings PLC
0.505% due 03/27/2024 ~	EUR	4,847	5,419
2.875% due 10/16/2020		$1,200	1,203
3.125% due 01/08/2021		1,200	1,208
3.373% due 01/05/2024 •		2,100	2,121
7.375% due 06/24/2022 •(g)(h)	GBP	400	541
Santander UK PLC
2.375% due 03/16/2020		$1,200	1,200
4.250% due 04/12/2021	EUR	600	739
Sky Ltd. 2.625% due 09/16/2019		$300	300
Tesco PLC 6.125% due 02/24/2022	GBP	316	449
Tesco Property Finance PLC
5.411% due 07/13/2044		816	1,325
5.744% due 04/13/2040		484	804
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	524
5.000% due 04/15/2027		1,300	1,706
Virgin Money PLC 2.250% due 04/21/2020		2,200	2,816
Vodafone Group PLC
3.591% due 01/16/2024 ~		$2,500	2,508

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

3.750% due 01/16/2024		900	943
Yorkshire Building Society 1.250% due 06/11/2021	EUR	100	117
			97,958
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Aggregator of Loans Backed by Assets PLC 1.972% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	1,868	2,380
Business Mortgage Finance PLC 2.806% due 02/15/2041 •		1,714	2,146
EuroMASTR PLC 0.986% due 06/15/2040 •		272	333
Eurosail PLC 1.739% due 06/13/2045 •		1,773	2,237
Finsbury Square PLC
1.443% due 09/12/2065 •		918	1,164
1.473% (BP0003M + 0.680%) due 09/12/2065 ~		576	731
1.743% due 09/12/2068 •		1,645	2,095
Hawksmoor Mortgages PLC 2.195% due 05/25/2053 •		307	390
Lanark Master Issuer PLC 1.619% due 12/22/2069 ~		2,500	3,187
Paragon Mortgages PLC 1.166% due 05/15/2041 •		421	522
Precise Mortgage Funding PLC 1.473% due 03/12/2055 ~		1,197	1,509
Residential Mortgage Securities PLC
1.582% due 03/20/2050 •		2,342	2,971
1.732% due 12/20/2046 •		2,281	2,901
1.982% due 09/20/2065 •		2,295	2,930
Ripon Mortgages PLC 1.604% due 08/20/2056 •		6,641	8,426
RMAC Securities PLC 2.586% due 06/12/2044 •		$229	217
Towd Point Mortgage Funding PLC
1.823% due 04/20/2045 •	GBP	1,358	1,726
1.855% due 10/20/2051 ~		4,200	5,354
2.004% due 02/20/2054 •		2,940	3,742
Uropa Securities PLC
0.986% due 06/10/2059 •		579	703
1.136% due 06/10/2059 •		141	169
1.336% due 06/10/2059 •		111	132
1.536% due 06/10/2059 •		118	140
			46,105
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2,380	458
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
4.250% due 12/07/2040 (j)		$7,400	14,335
4.750% due 12/07/2030		200	359
4.750% due 12/07/2038 (j)		2,100	4,223
			18,917
Total United Kingdom (Cost $162,882)			163,438
UNITED STATES 44.2%
ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp. Home Equity Loan Trust 2.554% due 07/25/2036 •		$2,597	1,256
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.274% due 07/25/2034 •		489	492
Amortizing Residential Collateral Trust 3.104% due 10/25/2031 •		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.224% due 02/25/2034 •		259	253
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ		2,322	2,343
Bear Stearns Asset-Backed Securities Trust
2.654% due 08/25/2020 ^•		187	123

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

2.804% due 09/25/2046 •	734	713
CIT Group Home Equity Loan Trust 2.970% due 06/25/2033 •	20	20
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •	877	689
2.474% due 05/25/2037 •	103	75
Countrywide Asset-Backed Certificates 2.744% due 12/25/2036 ^•	62	41
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •	1	1
Credit-Based Asset Servicing & Securitization LLC 2.524% due 07/25/2037 •	161	108
Fremont Home Loan Trust 2.544% due 01/25/2037 •	1,808	1,165
GSAMP Trust
2.534% due 12/25/2046 •	1,473	965
2.644% due 09/25/2036 •	2,063	1,013
Home Equity Asset Trust 3.004% due 11/25/2032 •	1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	399	197
Lehman XS Trust 2.554% due 04/25/2037 ^•	259	249
Merrill Lynch Mortgage Investors Trust
2.484% due 09/25/2037 •	191	110
2.524% due 02/25/2037 •	42	18
3.154% due 06/25/2036 •	268	269
Morgan Stanley ABS Capital, Inc. Trust
2.454% due 07/25/2036 •	64	31
3.349% due 06/25/2034 •	742	747
Morgan Stanley Home Equity Loan Trust 2.754% due 04/25/2037 •	1,420	982
Morgan Stanley Mortgage Loan Trust
2.764% due 04/25/2037 •	437	208
5.919% due 09/25/2046 ^þ	1,676	764
Navient Private Education Loan Trust 3.094% due 09/16/2024 •	312	312
NovaStar Mortgage Funding Trust 2.944% due 05/25/2036 •	3,700	3,476
Option One Mortgage Loan Trust 2.624% due 04/25/2037 •	1,720	1,405
People's Choice Home Loan Securities Trust 3.754% due 01/25/2035 •	1,486	1,463
Popular ABS Mortgage Pass-Through Trust 2.714% due 06/25/2047 ^•	1,769	1,609
Renaissance Home Equity Loan Trust
3.404% due 12/25/2033 •	257	254
Securitized Asset-Backed Receivables LLC Trust
2.454% due 12/25/2036 •	35	20
2.534% due 05/25/2037 ^•	461	360
2.550% due 12/25/2036 ^	31	11
SG Mortgage Securities Trust 2.554% due 10/25/2036 •	1,800	1,669
Soundview Home Loan Trust
2.464% due 11/25/2036 •	32	14
2.534% due 12/25/2036 •	100	100
2.654% due 08/25/2037 •	3,000	2,908
Structured Asset Investment Loan Trust 3.124% (US0001M + 0.720%) due 10/25/2035 ~	91	92
Structured Asset Securities Corp. Mortgage Loan Trust 3.940% due 04/25/2035 •	140	138
Terwin Mortgage Trust 3.344% due 11/25/2033 •	65	64
Towd Point Mortgage Trust 3.404% due 05/25/2058 •	3,272	3,299
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	3,500	3,544
Washington Mutual Asset-Backed Certificates Trust 2.464% due 10/25/2036 •	49	25
		33,598
CORPORATE BONDS & NOTES 9.6%
Allergan Sales LLC 4.875% due 02/15/2021	700	721
Ally Financial, Inc.
3.750% due 11/18/2019	100	100
4.125% due 03/30/2020	900	911
8.000% due 03/15/2020	100	104
American Express Co.
2.750% due 05/20/2022	1,200	1,215
3.140% due 05/20/2022 ~	1,500	1,506
American Honda Finance Corp. 2.915% due 11/05/2021 ~	500	501
American Tower Corp.
2.800% due 06/01/2020	1,300	1,303

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

3.450% due 09/15/2021		3,000	3,062
Andeavor Logistics LP 5.500% due 10/15/2019		1,000	1,005
AT&T, Inc.
1.800% due 09/05/2026	EUR	2,500	3,082
3.270% due 06/01/2021 ~		$6,500	6,534
3.547% (US0003M + 0.950%) due 07/15/2021 ~		3,100	3,128
3.616% due 06/12/2024 ~		2,700	2,736
Aviation Capital Group LLC
3.470% due 06/01/2021 ~		1,200	1,206
7.125% due 10/15/2020		900	952
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		200	208
4.350% due 04/20/2028		1,800	1,894
Bank of America Corp. 5.875% due 03/15/2028 •(g)		1,900	1,985
BAT Capital Corp.
3.118% due 08/14/2020 ~		900	902
3.222% due 08/15/2024		1,200	1,211
3.398% due 08/15/2022 ~		300	301
4.390% due 08/15/2037		1,300	1,238
Bayer U.S. Finance LLC
2.979% due 06/25/2021 ~		700	696
3.420% due 12/15/2023 ~		1,200	1,179
3.875% due 12/15/2023		300	311
4.250% due 12/15/2025		1,700	1,799
4.375% due 12/15/2028		2,500	2,636
Brixmor Operating Partnership LP 4.125% due 06/15/2026		2,700	2,792
Broadcom Corp. 2.200% due 01/15/2021		500	496
Campbell Soup Co.
3.300% due 03/15/2021		500	506
3.650% due 03/15/2023		1,300	1,339
Celgene Corp. 2.250% due 08/15/2021		600	598
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		500	515
Charter Communications Operating LLC
4.229% due 02/01/2024 ~		800	804
4.464% due 07/23/2022		600	630
5.125% due 07/01/2049 (b)		2,100	2,136
Citibank N.A.
2.844% due 05/20/2022 •		900	907
3.123% due 05/20/2022 ~		1,800	1,803
CNH Industrial Capital LLC 4.375% due 11/06/2020		800	817
Conagra Brands, Inc. 3.800% due 10/22/2021		400	411
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~		300	301
Continental Resources, Inc. 4.375% due 01/15/2028		600	633
CRH America Finance, Inc. 4.500% due 04/04/2048		500	495
CVS Health Corp.
3.350% due 03/09/2021		400	406
3.700% due 03/09/2023		1,000	1,033
D.R. Horton, Inc.
4.000% due 02/15/2020		600	604
4.375% due 09/15/2022		600	625
Daimler Finance North America LLC 2.965% due 02/12/2021 ~		2,200	2,198
Dell International LLC 4.420% due 06/15/2021		500	515
Discover Bank 3.350% due 02/06/2023		400	409
Discovery Communications LLC 3.097% due 09/20/2019 ~		700	701
DISH DBS Corp. 7.875% due 09/01/2019		500	503
Dominion Energy Gas Holdings LLC 3.010% due 06/15/2021 ~		1,700	1,708
EMC Corp. 2.650% due 06/01/2020		400	398
EMD Finance LLC 2.400% due 03/19/2020		600	600
Emera U.S. Finance LP 2.700% due 06/15/2021		3,100	3,111
Equifax, Inc. 3.388% due 08/15/2021 ~		300	299
ERAC USA Finance LLC 2.350% due 10/15/2019		1,000	999
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	688
0.750% due 05/21/2023		800	928

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

1.700% due 06/30/2022	GBP	500	640
Ford Motor Credit Co. LLC
0.100% due 12/07/2022 ~	EUR	100	109
0.121% due 05/14/2021 ~		600	675
2.597% due 11/04/2019		$2,900	2,899
3.021% due 03/06/2024	EUR	2,100	2,532
8.125% due 01/15/2020		$800	823
General Mills, Inc.
3.141% due 04/16/2021 ~		300	300
3.200% due 04/16/2021		200	203
4.000% due 04/17/2025		100	106
General Motors Financial Co., Inc.
3.442% due 04/09/2021 ~		100	100
4.147% (US0003M + 1.550%) due 01/14/2022 ~		700	707
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		1,400	1,502
Harley-Davidson Financial Services, Inc. 3.460% due 03/02/2021 ~		1,000	999
JPMorgan Chase Bank N.A.
2.926% due 04/26/2021 ~		1,000	1,001
3.086% due 04/26/2021 •		2,000	2,011
Kilroy Realty LP 3.450% due 12/15/2024		200	206
Kimco Realty Corp. 3.300% due 02/01/2025		1,200	1,222
Kinder Morgan, Inc. 5.000% due 02/15/2021		600	622
Komatsu Finance America, Inc. 2.118% due 09/11/2020		300	299
Kraft Heinz Foods Co. 3.115% due 02/10/2021 ~		1,600	1,598
McDonald's Corp. 3.012% due 10/28/2021 ~		1,500	1,501
MGM Resorts International 6.750% due 10/01/2020		600	628
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		3,040	3,080
Navient Corp. 8.000% due 03/25/2020		400	415
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~		2,700	2,701
3.241% due 02/25/2022 ~		3,300	3,320
Nissan Motor Acceptance Corp. 2.930% due 03/15/2021 ~		200	200
Norfolk Southern Railway Co. 9.750% due 06/15/2020		400	428
Northwell Healthcare, Inc. 4.260% due 11/01/2047		1,195	1,276
ONEOK, Inc. 4.550% due 07/15/2028		400	434
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,600	3,779
Reynolds American, Inc. 6.875% due 05/01/2020		1,200	1,242
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	727
6.250% due 03/15/2022		200	217
Santander Holdings USA, Inc. 3.400% due 01/18/2023		700	711
Sempra Energy 2.860% due 03/15/2021 ~		1,200	1,195
Southern Co. 2.950% due 07/01/2023		2,900	2,943
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		300	299
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~		300	301
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		500	516
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		700	728
Textron, Inc. 3.095% due 11/10/2020 ~		1,800	1,800
United Technologies Corp. 3.175% due 08/16/2021 ~		700	700
Ventas Realty LP 3.125% due 06/15/2023		1,500	1,528
Verizon Communications, Inc. 3.618% due 05/15/2025 ~		2,500	2,534
Volkswagen Group of America Finance LLC
3.305% due 11/13/2020 ~		2,000	2,009
3.475% due 11/12/2021 ~		1,900	1,916
3.875% due 11/13/2020		1,400	1,430
4.000% due 11/12/2021		1,500	1,548
WRKCo, Inc. 3.750% due 03/15/2025		700	729

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,628
3.550% due 04/01/2025	1,500	1,547
		135,898
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,478	1,445
MUNICIPAL BONDS & NOTES 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	335	340
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
4.446% due 09/25/2035 ^~	110	106
5.286% due 07/25/2035 ~	127	127
American Home Mortgage Assets Trust 2.594% due 09/25/2046 ^•	920	879
American Home Mortgage Investment Trust 4.044% due 09/25/2045 •	130	131
Banc of America Funding Trust
4.492% due 10/20/2046 ^~	775	627
4.648% due 01/20/2047 ^~	150	146
4.664% due 11/20/2034 ~	483	478
5.500% due 09/25/2035	907	991
5.750% due 11/25/2035	418	439
6.000% due 08/25/2036 ^	134	131
Banc of America Mortgage Trust
4.205% due 07/25/2035 ~	61	58
4.327% due 09/25/2035 ^~	136	134
BCAP LLC Trust
3.148% due 01/26/2047 •	565	531
4.211% due 02/26/2036 ~	45	46
5.250% due 02/26/2036 ~	895	673
5.250% due 08/26/2037 ~	413	422
Bear Stearns Adjustable Rate Mortgage Trust
3.443% due 05/25/2034 ~	74	70
4.092% due 11/25/2034 ~	713	645
4.260% due 02/25/2036 ^~	261	249
4.607% due 10/25/2033 ~	72	74
4.673% due 02/25/2034 ~	12	12
4.740% due 02/25/2033 ~	4	4
4.870% due 05/25/2034 ~	210	209
5.065% due 05/25/2033 ~	45	47
Bear Stearns ALT-A Trust
3.987% due 11/25/2036 ^~	1,331	1,117
3.999% due 11/25/2036 ^~	437	398
4.016% due 08/25/2036 ^~	1,210	825
4.089% due 08/25/2036 ^~	64	57
4.159% due 11/25/2035 ^~	50	44
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~	104	92
BellaVista Mortgage Trust 2.640% due 05/20/2045 •	27	22
Chase Mortgage Finance Trust
3.799% due 07/25/2037 ~	128	117
4.791% due 02/25/2037 ~	305	313
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	82	81
Citigroup Mortgage Loan Trust 4.552% due 08/25/2035 ~	161	164
Citigroup Mortgage Loan Trust, Inc. 4.680% due 09/25/2035 •	282	290
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.243% due 09/25/2035 ^~	1,357	1,272
CitiMortgage Alternative Loan Trust
3.004% due 02/25/2037 •	4,886	4,052
5.750% due 07/25/2022	48	49
Commercial Mortgage Trust
0.698% due 03/10/2046 ~(a)	12,000	261
1.493% due 01/10/2046 ~(a)	12,296	486
Countrywide Alternative Loan Trust
2.564% due 02/25/2047 •	352	341
2.574% due 05/25/2047 •	327	314
2.593% due 03/20/2046 •	60	56
2.604% due 06/25/2037 •	959	938
2.614% due 05/25/2035 •	981	943
2.614% due 07/25/2046 ^•	49	45
2.614% due 07/25/2046 •	799	779
2.654% due 09/25/2046 ^•	1,575	1,301
2.663% due 09/20/2046 •	1,231	754
2.664% due 07/25/2046 ^•	766	517

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

2.684% due 12/25/2035 •	33	33
2.754% due 05/25/2037 ^•	483	250
2.804% due 06/25/2036 ^•	302	183
3.904% due 08/25/2035 •	282	283
4.004% due 11/25/2035 •	402	374
4.544% due 11/25/2035 •	286	274
5.250% due 06/25/2035 ^	165	156
6.250% due 08/25/2037 ^	451	376
6.500% due 08/25/2032	99	102
Countrywide Home Loan Mortgage Pass-Through Trust
2.744% due 03/25/2036 •	211	84
2.844% due 05/25/2035 ^•	104	81
2.984% due 04/25/2035 •	49	46
3.044% due 03/25/2035 •	914	855
3.064% due 02/25/2035 •	151	151
3.084% due 02/25/2035 •	62	60
3.927% due 08/25/2034 ^~	55	52
3.976% due 04/20/2036 ^~	151	142
4.025% due 09/25/2047 ^~	522	496
4.178% due 08/25/2034 ^~	15	15
4.280% due 11/25/2034 ~	34	34
4.318% due 01/20/2035 ~	39	39
4.518% due 11/20/2034 ~	187	190
4.592% due 02/20/2036 ^•	325	289
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	234	240
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~	12	12
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^	629	305
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	15,100	77
0.885% due 11/10/2046 ~(a)	10,323	61
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	412	398
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.504% due 10/25/2036 ^•	56	43
6.300% due 07/25/2036 ^þ	332	313
First Horizon Alternative Mortgage Securities Trust 3.929% due 08/25/2035 ^~	694	631
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~	84	71
GreenPoint Mortgage Funding Trust
2.584% due 01/25/2037 •	750	720
2.604% due 12/25/2046 ^•	1,030	970
2.614% due 04/25/2036 •	495	473
2.844% due 06/25/2045 •	225	215
2.944% due 11/25/2045 •	56	49
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~	36	37
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	979
1.657% due 02/10/2046 ~(a)	15,586	713
GS Mortgage Securities Trust 2.111% due 11/10/2045 ~(a)	18,572	1,016
GSR Mortgage Loan Trust
2.664% due 08/25/2046 •	674	365
4.300% due 03/25/2033 •	70	71
4.495% due 05/25/2035 ~	170	168
4.500% due 09/25/2035 ~	119	122
HarborView Mortgage Loan Trust
2.573% due 07/21/2036 •	306	265
2.580% due 09/19/2037 •	804	782
2.630% due 03/19/2036 ^•	130	123
2.700% due 11/19/2035 •	659	633
2.950% due 02/19/2036 •	378	319
3.090% due 01/19/2035 •	38	34
4.422% due 07/19/2035 ^~	71	67
4.697% due 07/19/2035 ^~	8	8
HomeBanc Mortgage Trust 2.584% due 12/25/2036 •	22	22
Impac CMB Trust
3.064% due 03/25/2035 •	24	24
3.184% due 10/25/2034 •	285	284
IndyMac Mortgage Loan Trust
2.614% due 05/25/2046 •	1,139	1,114
2.644% due 06/25/2037 •	474	470
2.654% due 02/25/2037 •	1,313	1,027
2.694% due 11/25/2036 ^•	378	317
3.926% due 08/25/2035 ~	210	191
4.290% due 12/25/2034 ~	83	84
4.359% due 11/25/2035 ^~	360	343
JPMorgan Alternative Loan Trust
2.644% due 10/25/2036 •	2,564	2,514
4.396% due 12/25/2035 ^~	1,993	1,755
5.500% due 11/25/2036 ^~	8	6

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

JPMorgan Chase Commercial Mortgage Securities Trust 1.130% due 12/15/2047 ~(a)	51,861	1,544
JPMorgan Mortgage Trust
2.704% due 10/25/2035 •	2,627	2,211
3.722% due 07/27/2037 ~	810	829
4.323% due 11/25/2033 ~	70	72
4.418% due 10/25/2035 ~	148	153
4.512% due 08/25/2035 ~	340	350
4.536% due 07/25/2035 ~	150	154
4.586% due 02/25/2036 ^~	412	375
Lehman XS Trust 2.724% due 11/25/2046 ^•	765	631
MASTR Adjustable Rate Mortgages Trust
2.614% due 04/25/2046 •	241	222
3.084% due 05/25/2047 ^•	945	1,018
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	425	82
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •	2	2
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •	88	87
4.357% due 06/25/2035 ~	221	224
4.483% due 02/25/2033 ~	61	60
4.698% due 06/25/2037 ~	174	178
Merrill Lynch Mortgage-Backed Securities Trust 4.306% due 04/25/2037 ^~	24	25
Morgan Stanley Bank of America Merrill Lynch Trust
1.199% due 05/15/2046 ~(a)	47,211	1,608
1.487% due 02/15/2046 ~(a)	17,175	695
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.099% due 10/25/2035 ~	262	263
4.714% due 08/25/2035 ~	217	220
5.064% due 02/25/2036 ^~	162	145
5.820% due 03/25/2047 þ	377	400
6.138% due 03/25/2047 þ	322	342
Residential Accredit Loans, Inc. Trust
2.554% due 02/25/2047 •	1,162	674
2.614% due 04/25/2046 •	72	33
4.240% due 08/25/2035 ^~	118	76
5.165% due 09/25/2035 ^~	138	125
6.000% due 06/25/2037 ^	438	408
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^	208	214
6.500% due 08/25/2036 ^	680	360
Residential Funding Mortgage Securities, Inc. Trust
4.485% due 09/25/2035 ^~	213	177
4.928% due 06/25/2035 ~	253	261
Sequoia Mortgage Trust
2.733% due 07/20/2033 •	167	164
4.807% due 04/20/2035 ~	70	74
Structured Adjustable Rate Mortgage Loan Trust
2.624% due 05/25/2037 •	53	50
3.904% due 01/25/2035 ^•	23	23
4.044% due 10/25/2037 ^•	253	234
4.226% due 04/25/2035 ~	813	811
4.566% due 02/25/2034 ~	106	106
4.714% due 04/25/2034 ~	179	187
Structured Asset Mortgage Investments Trust
2.594% due 07/25/2046 ^•	733	635
2.614% due 04/25/2036 •	278	271
2.624% due 09/25/2047 •	112	109
2.640% due 07/19/2035 •	138	136
2.714% due 12/25/2035 ^•	22	22
2.864% due 05/25/2045 •	299	299
2.970% due 07/19/2034 •	5	5
4.004% due 08/25/2047 ^•	1,311	1,288
Structured Asset Securities Corp. Mortgage Loan Trust 2.694% due 10/25/2036 •	1,274	1,132
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	189	16
Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•	1,603	1,506
UBS-Barclays Commercial Mortgage Trust 1.783% due 12/10/2045 ~(a)	51,340	2,269
UBS-Citigroup Commercial Mortgage Trust 2.373% due 01/10/2045 ~(a)	11,728	451
WaMu Mortgage Pass-Through Certificates Trust
2.458% due 12/25/2046 •	494	499
2.595% due 11/25/2046 •	146	146
2.684% due 11/25/2045 •	259	254
2.694% due 10/25/2045 •	107	107
2.714% due 01/25/2045 •	112	112
2.984% due 07/25/2045 •	398	396
3.044% due 01/25/2045 •	76	76
3.144% due 11/25/2034 •	593	598
3.292% due 12/25/2046 •	320	322

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

3.384% due 11/25/2034 •	402	407
3.422% due 05/25/2046 •	829	851
3.566% due 04/25/2037 ^~	859	790
3.651% due 03/25/2036 ^~	923	851
3.683% due 12/25/2036 ^~	32	31
3.897% due 02/25/2037 ^~	727	691
3.904% due 06/25/2042 •	50	50
3.904% due 08/25/2042 •	49	48
4.062% due 12/25/2035 ~	508	499
4.292% due 08/25/2034 ~	287	297
4.458% due 03/25/2035 ~	327	335
4.697% due 06/25/2033 ~	36	37
4.814% due 03/25/2034 ~	241	250
Washington Mutual Mortgage Pass-Through Certificates Trust
2.654% due 07/25/2046 ^•	20	16
3.444% due 07/25/2046 ^•	414	307
3.474% due 05/25/2046 ^•	1,503	1,301
3.941% due 02/25/2033 ~	1	1
6.000% due 10/25/2035 ^	496	406
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	101	99
Wells Fargo Mortgage-Backed Securities Trust
4.934% due 04/25/2036 ~	54	55
4.991% due 03/25/2036 ~	41	42
5.750% due 02/25/2037	134	129
6.000% due 10/25/2036 ^	104	105
Wells Fargo-RBS Commercial Mortgage Trust
0.445% due 03/15/2048 ~(a)	26,228	318
1.346% due 03/15/2045 ~(a)	45,369	1,647
		81,932
U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
2.355% due 01/25/2022 ~(a)	10,566	268
2.375% due 03/01/2033 •	45	45
2.524% due 03/25/2034 •	4	4
2.554% due 08/25/2034 •	4	4
2.757% due 07/25/2037 •	304	299
2.804% due 06/25/2029 - 06/25/2036 •	90	90
3.490% due 12/01/2020	4,440	4,514
3.682% due 06/01/2043 - 10/01/2044 •	112	113
4.241% due 12/01/2036 •	30	32
4.291% due 12/01/2034 •	12	13
4.520% due 06/01/2035 •	34	36
4.524% due 05/01/2026 •	3	3
4.542% due 09/01/2035 •	28	29
4.743% due 11/01/2034 •	405	430
6.000% due 04/25/2043 - 07/25/2044	457	523
6.500% due 06/25/2044	8	9
Fannie Mae UMBS 4.000% due 01/01/2048	107	112
Fannie Mae UMBS, TBA
3.500% due 08/01/2034 - 09/01/2049	182,500	186,488
4.000% due 08/01/2049	65,780	67,955
FDIC Structured Sale Guaranteed Notes 2.902% due 11/29/2037 •	82	82
Federal Housing Administration 6.896% due 07/01/2020	34	34
Freddie Mac
0.953% due 09/25/2022 ~(a)	21,647	503
1.112% due 11/25/2022 ~(a)	26,597	746
1.520% due 11/25/2019 ~(a)	29,297	106
1.694% due 08/25/2019 ~(a)	17,454	27
1.854% due 01/15/2038 ~(a)	1,215	79
2.534% due 08/25/2031 •	16	16
2.844% due 12/15/2031 •	20	20
2.859% due 01/15/2038	1,215	1,209
2.994% due 12/15/2037 •	256	259
3.704% due 10/25/2044 •	446	451
4.521% due 09/01/2035 •	19	20
4.534% due 08/01/2035 •	25	26
4.625% due 03/01/2036 •	207	211
4.640% due 10/01/2035 •	21	21
4.676% due 11/01/2035 •	31	33
4.691% due 06/01/2024 •	5	5
Freddie Mac, TBA 4.000% due 07/01/2049	100	103
Ginnie Mae
4.125% due 10/20/2029 •	8	8

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

6.000% due 08/20/2034	2,826	3,158
		268,084
U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (n)	226	224
0.125% due 04/15/2022 (l)	5,988	5,943
0.500% due 01/15/2028 (j)	21,027	21,381
0.625% due 04/15/2023 (l)	1,543	1,561
0.625% due 01/15/2026 (n)	430	441
0.750% due 02/15/2045 (n)	54	54
1.000% due 02/15/2048 (j)	11,086	11,678
1.375% due 02/15/2044 (n)	1,973	2,242
2.000% due 01/15/2026 (n)	579	645
2.375% due 01/15/2025 (n)	68	76
2.500% due 01/15/2029 (j)(n)	5,474	6,589
3.875% due 04/15/2029	1,865	2,498
U.S. Treasury Notes
2.000% due 08/15/2025 (j)(n)	9,500	9,588
2.000% due 11/15/2026 (l)(n)	5,300	5,338
2.250% due 11/15/2025 (n)	200	205
2.625% due 06/15/2021 (n)	800	813
2.875% due 04/30/2025 (j)(n)	26,600	28,141
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(l)	7,300	6,748
0.000% due 05/15/2026 (d)(l)	1,442	1,262
		105,427
Total United States (Cost $610,545)		626,724
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.1%		1,067
U.S. TREASURY BILLS 0.0%
2.111% due 08/20/2019 (d)(e)	$26	26
Total Short-Term Instruments (Cost $1,093)		1,093
Total Investments in Securities (Cost $1,689,146)		1,754,516
	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short Asset Portfolio	3,384,056	33,658
PIMCO Short-Term Floating NAV Portfolio III	246,180	2,435
Total Short-Term Instruments (Cost $36,289)		36,093
Total Investments in Affiliates (Cost $36,289)		36,093
Total Investments 126.5% (Cost $1,725,435)		$1,790,609
Financial Derivative Instruments (k)(m) 1.3%(Cost or Premiums, net $14,903)		18,362
Other Assets and Liabilities, net (27.8)%		(393,310)
Net Assets 100.0%		$1,415,661

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,067	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,089)	$1,067	$1,067
Total Repurchase Agreements						$(1,089)	$1,067	$1,067

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.370)%	04/17/2019	07/18/2019	EUR	(20,401)	$(23,180)
GRE	2.610	04/30/2019	07/22/2019		$(13,283)	(13,343)
IND	2.600	06/06/2019	07/18/2019		(5,162)	(5,171)
RCY	2.610	06/05/2019	08/02/2019		(15,778)	(15,807)
SCX	0.890	04/10/2019	08/08/2019	GBP	(2,961)	(3,768)
	0.890	04/26/2019	08/08/2019		(11,088)	(14,106)
	2.590	04/24/2019	07/24/2019		$(20,769)	(20,871)
	2.680	06/24/2019	07/22/2019		(6,977)	(6,981)
UBS	(0.370)	04/17/2019	07/18/2019	EUR	(15,185)	(17,254)
Total Reverse Repurchase Agreements						$(120,481)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
RBC	1.780%	06/13/2019	07/12/2019	CAD	(1,638)	$(1,229)
	1.800	06/13/2019	07/12/2019		(2,882)	(2,163)
	1.860	06/13/2019	07/12/2019		(4,412)	(3,311)
TDM	1.800	06/13/2019	07/12/2019		(1,794)	(1,346)
Total Sale-Buyback Transactions						$(8,049)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
Canada (1.2)%
Sovereign Issues (1.2)%
Canadian Government Bond	2.750%	12/01/2048	CAD	17,200	$(15,880)	$(16,411)
Total Short Sales (1.2)%					$(15,880)	$(16,411)

(j)	Securities with an aggregate market value of $132,405 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(108,719) at a weighted average interest rate of 1.016%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(4)	Payable for short sales includes $(38) of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$107.500	08/23/2019	17	$17	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	1,622	1,622	14	1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.750	08/23/2019	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	108.000	08/23/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	109.500	08/23/2019	46	46	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	7	7	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	125	125	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	592	592	5	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.000	08/23/2019	79	79	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	115.000	08/23/2019	12	12	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	12	12	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	120.000	08/23/2019	2	2	0	0
Total Purchased Options					$22	$2

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$125.500	07/26/2019	178	$178	$(60)	$(9)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	91	91	(37)	(111)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	178	178	(62)	(47)
Total Written Options					$(159)	$(167)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	484	$39,075	$67	$11	$(54)
Australia Government 10-Year Bond September Futures	09/2019	70	7,059	32	14	(40)
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures(1)	08/2019	556	6	0	0	0
Call Options Strike @ EUR 177.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures(1)	08/2019	24	0	0	0	0
Call Options Strike @ GBP 155.000 on Long GILT Future Option September 2019 Futures(1)	08/2019	115	0	(2)	0	0
Canada Government 10-Year Bond September Futures	09/2019	49	5,348	101	12	(2)
Euro-Bobl September Futures	09/2019	133	20,332	115	18	0
Euro-BONO Spanish Government September Futures	09/2019	5	894	20	0	(1)
Euro-BTP Italy Government Bond September Futures	09/2019	80	12,217	443	59	0
Euro-Bund 10-Year Bond September Futures	09/2019	88	17,285	105	11	(3)
Euro-Buxl 30-Year Bond September Futures	09/2019	46	10,613	289	10	(9)
Put Options Strike @ EUR 129.500 on Euro-Bobl September 2019 Futures(1)	08/2019	133	1	0	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond July 2019 Futures(1)	06/2019	143	(2)	0	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond September 2019 Futures(1)	08/2019	39	0	0	0	0
Put Options Strike @ GBP 117.000 United Kingdom Gilt September 2019 Futures(1)	08/2019	100	0	(2)	0	0
U.S. Treasury 5-Year Note September Futures	09/2019	1,348	159,275	2,198	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	632	80,876	1,089	19	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	14	2,486	126	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	1,825	287,433	1,047	0	0
United Kingdom Long Gilt September Futures	09/2019	104	17,209	16	0	(33)
				$5,644	$154	$(145)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2019	580	$(108,735)	$(2,217)	$0	$(158)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	1,825	(287,549)	(1,902)	58	(15)
				$(4,119)	$58	$(173)
Total Futures Contracts				$1,525	$212	$(318)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.074%	EUR	200	$(6)	$3	$(3)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.163		200	(4)	1	(3)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.141		$3,400	(100)	56	(44)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.140	EUR	300	(5)	0	(5)	0	0
							$(115)	$60	$(55)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	600	$10	$(1)	$9	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		800	2	0	2	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.480		$900	16	(2)	14	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.494	EUR	2,000	(36)	123	87	4	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.213		2,500	(83)	48	(35)	1	0
							$(91)	$168	$77	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029		$38,300	$155	$(64)	$91	$0	$(25)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	22,400	93	(153)	(60)	0	(78)
						$248	$(217)	$31	$0	$(103)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$2,500	$(115)	$44	$(71)	$0	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	100	(3)	0	(3)	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		36,000	710	68	778	17	0
iTraxx Crossover 31 5-Year Index	5.000	Quarterly	06/20/2024	EUR	2,500	314	12	326	17	0
						$906	$124	$1,030	$34	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$98,800	$0	$28	$28	$4	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	343,600	(3)	37	34	32	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	69,900	0	14	14	10	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	13,800	0	10	10	2	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	9,900	0	11	11	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	49,900	4	31	35	9	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.086%	Quarterly	04/12/2023	27,800	0	6	6	7	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	35,300	0	7	7	5	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	7,400	0	(2)	(2)	0	0
					$1	$142	$143	$70	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$2,900	$0	$(183)	$(183)	$4	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		8,600	4	(551)	(547)	11	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		2,500	0	(159)	(159)	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		2,800	0	(180)	(180)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		2,800	0	(183)	(183)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		6,200	0	(406)	(406)	8	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	272,100	0	(123)	(123)	0	(10)
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		417,700	(6)	(249)	(255)	0	(15)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		2,100	2	31	33	0	0
Receive	1-Year BRL-CDI	7.345	Maturity	07/01/2021		147,000	2	(903)	(901)	0	(51)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	75,800	1,351	2,174	3,525	204	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,500	23	1,558	1,581	118	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		5,200	0	448	448	45	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	7,200	(12)	307	295	9	0
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	13,650	13	110	123	0	(1)
Pay	3-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	3,100	0	25	25	0	(1)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(3)	49	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$361,400	6,784	(5,720)	1,064	82	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		9,600	70	(190)	(120)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,800	357	(442)	(85)	7	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		59,300	502	(3,043)	(2,541)	47	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		18,400	475	(472)	3	18	0
Receive	3-Month USD-LIBOR	2.460	Semi-Annual	04/09/2024		7,500	(13)	(224)	(237)	7	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	(69)	(804)	13	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		17,900	(510)	(860)	(1,370)	22	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,620	534	(403)	131	23	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		65,800	3,851	(5,648)	(1,797)	109	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		43,400	(1,535)	(2,603)	(4,138)	81	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		21,600	(670)	(1,738)		(2,408)		130		0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,500	1,056	(1,601)		(545)		56		0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		19,200	526	(3,787)		(3,261)		123		0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		3,600	(166)	(453)		(619)		24		0
Receive(7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		2,300	0	(368)		(368)		15		0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		8,800	0	(1,413)		(1,413)		58		0
Receive(7)	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		1,300	(236)	7		(229)		9		0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	12		20		3		0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	92		81		8		0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	42		42		3		0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	09/18/2021	EUR	24,800	(159)	(67)		(226)		0		(14)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021		115,300	(964)	(75)		(1,039)		0		(63)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024		189,000	854	4,226		5,080		392		0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		17,100	103	83		186		35		0
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/08/2029		30,900	(148)	990		842		64		0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		57,800	1,889	560		2,449		119		0
Pay(7)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		53,700	510	2,902		3,412		217		0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		70,600	1,403	780		2,183		263		0
Pay(7)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		3,250	502	46		548		24		0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021	GBP	34,700	(126)	274		148		0		0
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		44,500	180	52		232		0		(30)
Pay(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		600	4	29		33		0		(1)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		13,000	(57)	(48)		(105)		0		(13)
Pay(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		7,000	(112)	717		605		0		(31)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	52		34		0		0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	1,960,000	(181)	(151)		(332)		0		(16)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,660,000	30	(383)		(353)		0		(30)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		1,460,000	(150)	589	439		28		0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	65	58		24		0

							$15,269	$(16,527)		$(1,258)		$2,417		$(277)
Total Swap Agreements							$16,218	$(16,250)		$(32)		$2,527		$(380)

(l)	Securities with an aggregate market value of $8,506 and cash of $10,909 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	182,939		$127,731	$0	$(701)
	07/2019	CAD	181,912		138,274	0	(638)
	07/2019	DKK	211,544		32,315	88	0
	07/2019	EUR	4,639		5,260	0	(15)
	07/2019	JPY	184,200		1,701	0	(7)
	07/2019	NOK	97		11	0	0
	07/2019	RON	26,821	EUR	5,516	0	(170)
	07/2019		$5,645	AUD	8,102	43	0
	07/2019		1,428	GBP	1,124	0	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	07/2019		6,887	NZD	10,588	227	0
	08/2019		126,509	AUD	180,966	677	0
	08/2019		135,586	CAD	178,207	597	0
	08/2019		723	MXN	13,941	0	(2)
	09/2019	CNH	5,911		$852	0	(8)
	09/2019	SGD	9,167		6,697	0	(86)
	09/2019		$38,587	IDR	568,197,775	1,243	0
	03/2020	RON	4,528	EUR	913	0	(23)
BPS	07/2019	AUD	8,079		$5,624	0	(48)
	07/2019	CAD	1,866		1,417	0	(7)
	07/2019	CHF	2,735		2,810	8	0
	07/2019	EUR	26,321		29,614	17	(333)
	07/2019	GBP	49,033		62,191	0	(78)
	07/2019	JPY	157,364		1,473	13	0
	07/2019	NOK	219,269		25,140	0	(564)
	07/2019	NZD	20,146		13,438	0	(96)
	07/2019	RUB	219,451		3,400	0	(65)
	07/2019	SEK	2,135		226	0	(4)
	07/2019		$19	ARS	964	3	0
	07/2019		1,349	CAD	1,795	22	0
	07/2019		2,007	CNH	13,749	0	(6)
	07/2019		20,341	EUR	18,037	177	(7)
	07/2019		13,484	JPY	1,451,923	0	(17)
	07/2019		7,874	NOK	67,289	16	(2)
	07/2019		3,751	SEK	34,795	0	(4)
	08/2019	EUR	4,942		$5,642	7	0
	08/2019	JPY	758,123		7,060	9	0
	08/2019	MXN	81,631		4,128	0	(95)
	08/2019	NOK	35,684		4,190	2	0
	08/2019		$652	ARS	29,117	0	(4)
	08/2019		62,286	GBP	49,033	80	0
	08/2019		13,447	NZD	20,146	97	0
	08/2019		22,384	SEK	207,285	0	(10)
	09/2019	CNH	57,840		$8,412	0	(3)
	09/2019	KRW	313,618		264	0	(7)
	09/2019		$6,365	CNH	44,144	57	0
	09/2019		1,897	IDR	27,384,592	23	0
	09/2019		211	PEN	712	5	0
	10/2019	INR	340,351		$4,837	0	(30)
	01/2020	BRL	5,000		1,230	0	(50)
	03/2020	RON	3,947	EUR	795	0	(21)
	05/2020		$11,679	INR	858,056	298	0
BRC	07/2019	DKK	31,915		$4,864	2	0
	07/2019		$1,037	GBP	813	0	(4)
	07/2019		1,406	PEN	4,697	20	0
	08/2019	HKD	18,932		$2,421	0	(3)
	08/2019	MXN	93,422		4,766	0	(67)
	08/2019		$1,776	HKD	13,900	4	0
	11/2019		1,939	TWD	60,109	14	0
	12/2019	HKD	13,900		$1,777	0	(4)
	04/2020	INR	861,922		11,881	0	(161)
BSS	07/2019	BRL	51,500		13,439	27	0
	07/2019		$13,184	BRL	51,500	228	0
	01/2020	BRL	109,400		$27,604	0	(410)
CBK	07/2019	CHF	4,508		4,523	0	(95)
	07/2019	CNH	15,057		2,234	42	0
	07/2019	DKK	77,180		11,741	5	(22)
	07/2019	EUR	100,221		113,875	7	(93)
	07/2019	NOK	1,052,748		123,631	322	(102)
	07/2019	PEN	4,697		1,425	0	(1)
	07/2019	RUB	258,219		3,988	0	(89)
	07/2019	SEK	52,330		5,567	0	(68)
	07/2019		$129,419	AUD	186,896	1,792	0
	07/2019		4,121	CAD	5,468	56	(2)
	07/2019		135,076	CHF	135,368	3,592	0
	07/2019		1,700	CLP	1,182,860	46	0
	07/2019		2,005	CNH	13,749	0	(4)
	07/2019		49,298	DKK	324,136	81	0
	07/2019		46,138	EUR	40,805	262	0
	07/2019		8,062	GBP	6,357	15	(4)
	07/2019		1,393	JPY	150,617	5	0
	07/2019		11,204	SEK	104,956	100	(1)
	07/2019		583	TRY	3,385	1	0
	08/2019	CAD	1,861		$1,424	2	0
	08/2019	CZK	2,675		116	0	(4)
	08/2019	MXN	151,134		7,641	0	(178)
	08/2019		$60,714	EUR	53,286	33	0
	08/2019		3,307	HKD	25,892	8	0
	08/2019		119,693	NOK	1,017,231	0	(321)
	09/2019	CNH	112,672		$16,235	0	(157)
	09/2019	EUR	459	TRY	3,118	0	(5)
	09/2019		$497	IDR	7,238,308	10	0
	09/2019		1,421	PEN	4,697	1	0
	10/2019	DKK	324,136		$49,678	0	(80)
	10/2019		$307	PEN	1,031	5	0
	10/2019		1,299	RON	5,483	17	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	12/2019	HKD	25,892		$3,309	0	(9)
	03/2020	RON	3,976	EUR	801	0	(21)
DUB	07/2019		$1,556	TRY	9,014	0	(3)
	09/2019		1,187	CNH	8,228	10	0
	09/2019		10	IDR	144,360	0	0
	11/2019		1,098	TWD	34,247	15	0
FBF	11/2019		1,287		40,180	18	0
GLM	07/2019	CHF	1,370		$1,411	8	0
	07/2019	CLP	2,037,035		3,004	0	(3)
	07/2019	DKK	2,755		416	0	(4)
	07/2019	EUR	120,337	CHF	135,000	1,456	0
	07/2019	RUB	386,048		$5,903	0	(192)
	07/2019		$1,374	NZD	2,088	29	0
	07/2019		166	PLN	621	1	0
	08/2019	MXN	43,234		$2,179	0	(58)
	08/2019		$2,806	RUB	184,732	92	0
	09/2019	CNH	6,163		$888	0	(8)
	09/2019	MYR	76,092		18,384	0	(18)
	09/2019		$3,005	CLP	2,037,035	3	0
	10/2019		2,989	RON	12,749	72	0
	03/2020	EUR	812		3,949	2	0
HUS	07/2019	BRL	132,006		$34,447	69	0
	07/2019	CHF	134,973		138,153	0	(111)
	07/2019	CNH	97,009		14,210	90	0
	07/2019	KRW	1,165		1	0	0
	07/2019	NZD	4,215		2,791	0	(41)
	07/2019	SEK	4,510		479	0	(7)
	07/2019		$34,534	BRL	132,006	0	(157)
	07/2019		105,777	CAD	142,486	3,028	0
	07/2019		14,431	CNH	99,043	0	(15)
	07/2019		39,955	JPY	4,300,035	0	(72)
	07/2019		5,538	NOK	48,249	118	0
	07/2019		1,641	TRY	9,499	0	(4)
	08/2019	BRL	132,006		$34,431	152	0
	08/2019	JPY	4,159,935		38,747	70	0
	08/2019	MXN	15,492		802	1	0
	08/2019		$138,553	CHF	134,973	117	0
	08/2019		3,646	HKD	28,560	11	0
	08/2019		427	MXN	8,233	0	(1)
	09/2019	CNH	293,414		$42,224	0	(463)
	09/2019	EUR	143	TRY	971	0	(2)
	09/2019		$10,988	CNH	75,657	35	(16)
	09/2019		519	IDR	7,501,094	7	0
	10/2019	INR	282,100		$3,838	0	(196)
	10/2019	MXN	8,233		423	1	0
	10/2019		$8,589	INR	622,451	313	0
	11/2019	TWD	164,910		$5,269	0	(90)
	11/2019		$1,975	TWD	61,571	25	0
	12/2019	HKD	51,772		$6,622	0	(13)
	04/2020		$11,746	INR	861,921	296	0
IND	07/2019		51,951	SEK	497,985	1,676	0
JPM	07/2019	BRL	51,500		$13,518	106	0
	07/2019	CHF	2,738		2,735	0	(70)
	07/2019	CNH	1,659		244	2	0
	07/2019	DKK	11,005		1,671	0	(6)
	07/2019	EUR	5,657	RON	26,821	9	0
	07/2019		42,507		$48,029	0	(305)
	07/2019	GBP	4,310		5,425	0	(48)
	07/2019	INR	823,370		11,738	0	(193)
	07/2019	JPY	5,036,636		46,244	0	(471)
	07/2019	KRW	587,059		504	0	(3)
	07/2019	SEK	34,795		3,750	3	0
	07/2019		$13,439	BRL	51,500	0	(27)
	07/2019		12,610	CHF	12,366	67	(8)
	07/2019		1,312	DKK	8,650	6	0
	07/2019		2,069	GBP	1,642	16	0
	07/2019		6,155	INR	428,659	56	0
	07/2019		137,408	NOK	1,200,756	3,363	(10)
	07/2019		6,910	PLN	25,790	1	(1)
	07/2019		1,377	SEK	13,079	31	0
	07/2019		633	TRY	3,670	0	0
	08/2019	CHF	6,870		$7,068	7	0
	08/2019	MXN	19,133		965	0	(25)
	08/2019		$7,356	BRL	28,275	0	(14)
	08/2019		45,337	MXN	901,992	1,327	0
	08/2019		3,759	SEK	34,795	0	(3)
	09/2019	CNH	16,134		$2,324	0	(23)
	09/2019		$2,815	IDR	40,637,896	34	0
	10/2019	PEN	10,688		$3,207	0	(25)
	10/2019	RON	26,821	EUR	5,606	0	(10)
	10/2019		$3,136	DKK	20,410	0	(3)
	10/2019		420	MXN	8,233	2	0
	11/2019	TWD	19,361		$617	0	(12)
	05/2020	INR	428,659		5,949	0	(35)
MSB	07/2019	CNH	12,815		1,875	10	0
	09/2019	RUB	216,351		3,270	0	(116)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	03/2020	RON	3,982	EUR	801	0	(22)
MYI	07/2019	AUD	3,958		$2,760	0	(19)
	07/2019	CHF	1,410		1,414	0	(30)
	07/2019	NOK	47,800		5,634	31	0
	07/2019		$13,148	NZD	20,146	386	0
	07/2019		6,667	ZAR	97,734	267	0
	08/2019		2,074	HKD	16,232	5	0
	12/2019	HKD	16,232		$2,075	0	(5)
	06/2021		$92	EUR	72	0	(6)
NGF	09/2019	TRY	4,097		602	5	0
	09/2019		$6,935	CNH	48,039	54	0
RBC	07/2019		25,093	CAD	33,629	586	0
RYL	07/2019		1,234	CLP	854,175	27	0
	07/2019		427	NOK	3,620	0	(2)
	09/2019	CNH	1,643		$239	0	0
	10/2019	RON	4,198	EUR	879	1	0
	10/2019		$2,982	RON	12,787	89	0
	03/2020	EUR	865		4,198	0	(1)
SCX	07/2019	BRL	132,006		$32,750	0	(1,627)
	07/2019	GBP	3,323		4,229	9	0
	07/2019	JPY	746,129		6,877	0	(44)
	07/2019	KRW	3,978,475		3,415	0	(24)
	07/2019	SEK	767,420		82,754	112	0
	07/2019		$34,447	BRL	132,006	0	(69)
	07/2019		303	CAD	400	2	0
	07/2019		62,581	GBP	49,456	225	0
	07/2019		2,726	JPY	295,254	13	0
	07/2019		28,757	SEK	272,100	545	0
	08/2019		4,236	GBP	3,323	0	(9)
	08/2019		82,946	SEK	767,420	0	(110)
	09/2019	CNH	12,920		$1,862	0	(17)
	09/2019		$2,764	CNH	19,111	16	0
	11/2019	TWD	24,158		$772	0	(13)
	11/2019		$391	TWD	12,180	5	0
SOG	07/2019	PLN	17,250		$4,582	0	(40)
	07/2019		$41,928	RUB	2,774,162	1,872	0
	08/2019	RUB	52,732		$799	0	(30)
SSB	07/2019	JPY	73,500		681	0	(1)
	07/2019		$5,680	INR	394,710	39	0
	08/2019	HKD	107,054		$13,687	0	(20)
	05/2020	INR	429,397		5,973	0	(21)
TOR	07/2019		$6,586	COP	22,280,689	337	0
	07/2019		127,879	EUR	114,360	2,160	0
	07/2019		429	SEK	3,980	0	(1)
	08/2019		8,251	MXN	161,914	125	0
UAG	07/2019	CHF	135,000	EUR	120,103	0	(1,723)
	07/2019	NZD	8,430		$5,582	0	(81)
	07/2019	SEK	65,705		7,087	11	0
	07/2019	TRY	25,568		4,292	0	(114)
	08/2019		$7,105	SEK	65,705	0	(11)
	09/2019	KRW	20,132,368		$17,437	5	(1)
	09/2019		$640	IDR	9,130,445	0	0
	09/2019		33,642	MYR	139,823	172	0
	03/2020	EUR	1,675	RON	8,155	5	0
Total Forward Foreign Currency Contracts						$30,265	$(11,930)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus CAD	CAD	1.415	07/18/2019	45,000	$5	$0
	Call - OTC USD versus CAD		1.390	07/19/2019	51,000	5	1
HUS	Call - OTC AUD versus CAD		0.940	09/13/2019	10,000	28	24
	Call - OTC EUR versus USD		$1.210	07/15/2019	32,000	4	1
	Put - OTC EUR versus USD		1.070	07/18/2019	100,000	11	0
	Call - OTC USD versus CAD	CAD	1.405	07/05/2019	40,000	4	0
	Call - OTC USD versus INR	INR	82.000	10/16/2019	20,000	141	1
						$198	$27

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.147%	06/29/2020	1,156,000	$13	$13
Total Purchased Options							$211	$40

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	2,600	$(3)	$0
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	3,700	(4)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	2,300	(2)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	600	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	2,900	(5)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,400	(5)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,500	(4)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	3,200	(6)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,700	(3)	0
						$(33)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus COP	COP	3,165.000	08/29/2019	4,600	$(38)	$(36)
	Put - OTC USD versus ZAR	ZAR	14.200	07/18/2019	3,340	(19)	(55)
HUS	Put - OTC AUD versus CAD	CAD	0.905	09/13/2019	10,000	(30)	(34)
	Put - OTC USD versus CNH	CNH	6.795	07/22/2019	6,950	(18)	(16)
	Call - OTC USD versus CNH		6.945	07/22/2019	6,950	(13)	(21)
						$(118)	$(162)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	5,300	$(69)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.047%	06/29/2020	2,311,000	$(8)	$(8)
Total Written Options							$(228)	$(174)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.103%	$600	$(21)	$5	$0	$(16)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	4,700	(168)	43	0	(125)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	3,900	(96)	(19)	0	(115)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	2,200	(42)	(16)	0	(58)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	1,600	(55)	13	0	(42)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	5,800	(146)	(25)	0	(171)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	2,600	(92)	23	0	(69)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.329	3,700	(72)	(25)	0	(97)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	3,200	(113)	28	0	(85)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.103	4,200	(142)	31	0	(111)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	2,200	(55)	(10)	0	(65)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.245	2,700	(65)	(15)	0	(80)
							$(1,067)	$33	$0	$(1,034)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.389%	$300	$(15)	$10	$0	$(5)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389	300	(15)	11	0	(4)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	2,200	(97)	29	0	(68)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.389	300	(17)	13	0	(4)
							$(144)	$63	$0	$(81)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.780%	Annual	05/01/2029	ILS	3,000	$0	$25	$25	$0
BPS	Pay	1-Year ILS-TELBOR	1.180	Annual	01/30/2024		13,500	0	98	98	0
CBK	Pay	1-Year ILS-TELBOR	1.755	Annual	04/29/2029		5,000	0	39	39	0
GLM	Pay	1-Year ILS-TELBOR	1.780	Annual	04/22/2029		4,500	0	39	39	0
	Pay	1-Year ILS-TELBOR	1.779	Annual	04/30/2029		4,500	0	38	38	0
HUS	Pay	1-Year ILS-TELBOR	1.774	Annual	04/25/2029		6,000	0	50	50	0
JPM	Pay	1-Year ILS-TELBOR	1.775	Annual	04/25/2029		5,100	3	40	43	0
								$3	$329	$332	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	03/20/2020	$6,400	$39	$(217)	$0	$(178)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	4,600	0	(340)	0	(340)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	3,000	3	(176)	0	(173)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	4,100	5	(246)	0	(241)
								$47	$(979)	$0	$(932)
Total Swap Agreements								$(1,161)	$(554)	$332	$(2,047)

(n)	Securities with an aggregate market value of $4,765 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,887	$0	$1,887
Australia
Asset-Backed Securities	0	943	0	943
Corporate Bonds & Notes	0	4,469	0	4,469
Brazil
Corporate Bonds & Notes	0	7,049	0	7,049
Loan Participations and Assignments	0	0	1,001	1,001
Sovereign Issues	0	62,845	0	62,845
Canada
Corporate Bonds & Notes	0	8,448	0	8,448
Non-Agency Mortgage-Backed Securities	0	4,411	0	4,411
Sovereign Issues	0	12,506	0	12,506
Cayman Islands
Asset-Backed Securities	0	36,307	0	36,307
Corporate Bonds & Notes	0	8,684	0	8,684
China
Sovereign Issues	0	50,739	0	50,739
Denmark
Corporate Bonds & Notes	0	56,193	0	56,193
Sovereign Issues	0	7,323	0	7,323
France
Corporate Bonds & Notes	0	30,011	0	30,011
Sovereign Issues	0	32,133	0	32,133
Germany
Asset-Backed Securities	0	788	0	788
Corporate Bonds & Notes	0	25,260	0	25,260
Guernsey, Channel Islands
Corporate Bonds & Notes	0	2,046	0	2,046
Hong Kong
Corporate Bonds & Notes	0	1,669	0	1,669
India
Corporate Bonds & Notes	0	803	0	803
Indonesia
Corporate Bonds & Notes	0	633	0	633
Ireland
Asset-Backed Securities	0	13,033	0	13,033
Corporate Bonds & Notes	0	5,449	0	5,449
Israel
Sovereign Issues	0	2,045	0	2,045
Italy
Corporate Bonds & Notes	0	3,315	0	3,315
Sovereign Issues	0	30,832	0	30,832
Japan
Corporate Bonds & Notes	0	19,968	0	19,968
Sovereign Issues	0	232,600	0	232,600
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,178	0	1,178
Kuwait
Sovereign Issues	0	8,184	0	8,184
Lithuania
Sovereign Issues	0	2,232	0	2,232
Luxembourg
Asset-Backed Securities	0	682	0	682
Corporate Bonds & Notes	0	5,190	0	5,190
Netherlands
Asset-Backed Securities	0	5,629	0	5,629
Corporate Bonds & Notes	0	21,792	0	21,792
Norway
Corporate Bonds & Notes	0	5,709	0	5,709
Sovereign Issues	0	1,459	0	1,459
Peru
Sovereign Issues	0	9,541	0	9,541
Poland
Sovereign Issues	0	4,598	0	4,598
Qatar
Loan Participations and Assignments	0	0	6,990	6,990
Sovereign Issues	0	20,824	0	20,824
Russia
Sovereign Issues	0	13,125	0	13,125
Saudi Arabia
Corporate Bonds & Notes	0	1,110	0	1,110
Sovereign Issues	0	21,383	0	21,383
Singapore
Corporate Bonds & Notes	0	6,500	0	6,500
Slovenia
Sovereign Issues	0	5,828	0	5,828
South Korea
Sovereign Issues	0	29,692	0	29,692
Spain
Corporate Bonds & Notes	0	6,163	0	6,163
Sovereign Issues	0	61,673	0	61,673
Supranational
Corporate Bonds & Notes	0	1,462	0	1,462
Sweden

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Corporate Bonds & Notes	0	35,833	0	35,833
Switzerland
Corporate Bonds & Notes	0	14,263	0	14,263
Sovereign Issues	0	2,201	0	2,201
United Arab Emirates
Corporate Bonds & Notes	0	1,617	0	1,617
Sovereign Issues	0	5,013	0	5,013
United Kingdom
Corporate Bonds & Notes	0	97,958	0	97,958
Non-Agency Mortgage-Backed Securities	0	46,105	0	46,105
Preferred Securities	0	458	0	458
Sovereign Issues	0	18,917	0	18,917
United States
Asset-Backed Securities	0	33,598	0	33,598
Corporate Bonds & Notes	0	135,898	0	135,898
Loan Participations and Assignments	0	1,445	0	1,445
Municipal Bonds & Notes	0	340	0	340
Non-Agency Mortgage-Backed Securities	0	81,932	0	81,932
U.S. Government Agencies	0	268,084	0	268,084
U.S. Treasury Obligations	0	105,427	0	105,427
Short-Term Instruments
Repurchase Agreements	0	1,067	0	1,067
U.S. Treasury Bills	0	26	0	26
	$0	$1,746,525	$7,991	$1,754,516
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,093	$0	$0	$36,093
Total Investments	$36,093	$1,746,525	$7,991	$1,790,609
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(16,411)	$0	$(16,411)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	212	2,529	0	2,741
Over the counter	0	30,637	0	30,637
	$212	$33,166	$0	$33,378
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(318)	(547)	0	(865)
Over the counter	0	(14,151)	0	(14,151)
	$(318)	$(14,698)	$0	$(15,016)
Total Financial Derivative Instruments	$(106)	$18,468	$0	$18,362
Totals	$35,987	$1,748,582	$7,991	$1,792,560

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.2% ¤
AUSTRIA 5.6%
SOVEREIGN ISSUES 5.6%
Republic of Austria Government Bond 0.250% due 10/18/2019	EUR	26,100	$29,757
Total Austria (Cost $29,741)			29,757
CANADA 2.1%
SOVEREIGN ISSUES 2.1%
Province of Quebec 6.250% due 06/01/2032	CAD	10,000	11,020
Total Canada (Cost $8,530)			11,020
DENMARK 28.2%
CORPORATE BONDS & NOTES 28.2%
Jyske Realkredit A/S 1.000% due 01/01/2020	DKK	100,000	15,372
Nordea Kredit Realkreditaktieselskab 1.000% due 01/01/2020		200,000	30,743
Nykredit Realkredit A/S
1.000% due 01/01/2020		200,000	30,716
1.000% due 04/01/2020		285,000	43,942
Realkredit Danmark A/S 2.000% due 01/01/2020		195,000	30,098
Total Denmark (Cost $150,788)			150,871
FINLAND 6.2%
SOVEREIGN ISSUES 6.2%
Finland Government Bond 3.375% due 04/15/2020	EUR	28,200	33,078
Total Finland (Cost $33,063)			33,078
SPAIN 19.4%
SOVEREIGN ISSUES 19.4%
Spain Government International Bond
0.600% due 10/31/2029	EUR	23,700	27,364
1.450% due 04/30/2029		57,200	71,680
2.700% due 10/31/2048		3,000	4,489
Total Spain (Cost $100,860)			103,533
UNITED STATES 6.4%
ASSET-BACKED SECURITIES 1.9%
Amortizing Residential Collateral Trust 3.104% due 10/25/2031 •		$237	235
Argent Securities Trust 2.494% due 07/25/2036 •		1,425	608
Asset-Backed Funding Certificates Trust 3.104% due 06/25/2034 •		421	420
Asset-Backed Securities Corp. Home Equity Loan Trust 2.484% due 05/25/2037 •		49	35
Bear Stearns Asset-Backed Securities Trust
2.894% due 06/25/2036 •		74	75
3.064% due 10/25/2032 •		67	67
CIT Group Home Equity Loan Trust 2.970% due 06/25/2033 •		16	16
Countrywide Asset-Backed Certificates 3.144% due 05/25/2032 •		111	109
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •		103	103

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust
2.464% due 11/25/2036 •	40	25
2.474% due 01/25/2037 ^•	312	132
Equity One Mortgage Pass-Through Trust 3.004% due 04/25/2034 •	455	421
Home Equity Asset Trust 3.004% due 11/25/2032 •	1	1
HSI Asset Securitization Corp. Trust 2.454% due 10/25/2036 •	31	16
Lehman XS Trust 2.554% due 04/25/2037 ^•	21	20
Long Beach Mortgage Loan Trust 2.964% due 10/25/2034 •	28	27
Merrill Lynch Mortgage Investors Trust 2.484% due 09/25/2037 •	40	23
Morgan Stanley ABS Capital, Inc. Trust
2.464% due 05/25/2037 •	66	59
2.504% due 11/25/2036 •	7,690	4,954
SLM Student Loan Trust 4.080% due 04/25/2023 •	2,803	2,836
Soundview Home Loan Trust 2.464% due 11/25/2036 •	272	116
Structured Asset Securities Corp. Mortgage Loan Trust 3.940% due 04/25/2035 •	7	7
Washington Mutual Asset-Backed Certificates Trust 2.464% due 10/25/2036 •	29	15
		10,320
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust 4.213% due 10/25/2034 •	1	1
Bear Stearns ALT-A Trust
4.001% due 01/25/2036 ^~	865	884
4.089% due 08/25/2036 ^~	32	29
Citigroup Mortgage Loan Trust 4.552% due 08/25/2035 ~	31	32
Countrywide Alternative Loan Trust
2.563% due 02/20/2047 ^•	5,444	4,323
2.564% due 02/25/2047 •	117	114
2.593% due 03/20/2046 •	454	421
2.684% due 12/25/2035 •	238	235
2.684% due 02/25/2037 •	135	126
2.704% due 08/25/2035 •	396	387
2.704% due 12/25/2035 •	940	853
2.754% due 09/25/2035 •	1,356	1,338
2.924% due 12/25/2035 •	48	48
Countrywide Home Loan Mortgage Pass-Through Trust
2.864% due 05/25/2035 •	150	139
2.984% due 03/25/2035 ^•	613	530
2.984% due 04/25/2035 •	5	5
3.004% due 03/25/2035 •	44	39
3.044% due 03/25/2035 •	3,187	2,956
3.064% due 02/25/2035 •	11	11
3.164% due 09/25/2034 •	9	9
4.178% due 08/25/2034 ^~	11	11
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	11	11
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 2.504% due 10/25/2036 ^•	3	2
Downey Savings & Loan Association Mortgage Loan Trust
2.600% due 03/19/2045 •	429	428
2.650% due 08/19/2045 •	183	178
2.720% due 09/19/2045 •	1,613	1,329
GreenPoint Mortgage Funding Trust 2.864% due 06/25/2045 •	1,683	1,576
HarborView Mortgage Loan Trust
2.630% due 03/19/2036 ^•	1,576	1,495
2.700% due 11/19/2035 •	258	248
2.723% due 06/20/2035 •	62	62
2.870% due 06/19/2035 •	340	342
2.870% due 01/19/2036 ^•	74	63
2.890% due 01/19/2036 •	2,019	1,614
3.101% due 09/19/2035 •	19	17
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.099% due 10/25/2035 ~	22	22
Residential Accredit Loans, Inc. Trust 2.614% due 04/25/2046 •	145	67
Sequoia Mortgage Trust
2.733% due 07/20/2033 •	594	584
3.090% due 10/19/2026 •	6	6
3.391% due 10/20/2034 •	215	218
Structured Asset Mortgage Investments Trust 2.970% due 07/19/2034 •	3	3
Thornburg Mortgage Securities Trust 2.944% due 03/25/2044 •	80	77

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		7	7
2.595% due 10/25/2046 •		38	37
2.595% due 11/25/2046 •		386	388
2.694% due 10/25/2045 •		25	25
2.714% due 01/25/2045 •		15	15
3.044% due 01/25/2045 •		14	14
3.044% due 07/25/2045 •		13	13
3.292% due 12/25/2046 •		137	138
3.704% due 11/25/2042 •		3	3
3.904% due 08/25/2042 •		10	10
Wells Fargo Mortgage-Backed Securities Trust
4.856% due 09/25/2034 ~		57	59
4.934% due 04/25/2036 ~		3	3
			21,545
U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
2.524% due 03/25/2034 •		5	5
2.554% due 08/25/2034 •		4	4
2.804% due 06/25/2029 •		2	2
2.827% due 09/25/2042 •		29	29
4.291% due 12/01/2034 •		4	4
4.743% due 11/01/2034 •		19	20
4.947% due 12/01/2030 •		2	2
6.000% due 07/25/2044		16	19
7.000% due 09/25/2023		8	8
Freddie Mac
2.580% due 09/25/2035 •		1,399	1,392
2.710% due 09/25/2031 •		20	20
2.844% due 12/15/2031 •		1	1
3.488% due 02/25/2045 •		31	31
3.704% due 10/25/2044 •		66	66
3.904% due 07/25/2044 •		19	20
4.596% due 10/01/2036 •		26	27
6.500% due 07/15/2028		192	221
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~		45	46
3.625% due 04/20/2030 - 06/20/2030 •		321	332
3.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~		83	84
4.000% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		34	35
4.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~		43	44
4.125% due 11/20/2024 •		62	63
6.000% due 08/20/2034		404	451
Small Business Administration
4.625% due 02/01/2025		14	15
5.090% due 10/01/2025		6	6
			2,947
Total United States (Cost $40,727)			34,812
SHORT-TERM INSTRUMENTS 21.3%
REPURCHASE AGREEMENTS (d) 1.0%			5,223
BELGIUM TREASURY BILLS 6.2%
(0.592)% due 11/07/2019 (a)(b)	EUR	29,000	33,043
NETHERLANDS TREASURY BILLS 6.2%
(0.624)% due 10/31/2019 (a)(b)		29,100	33,158
U.K. TREASURY BILLS 5.6%
0.735% due 09/23/2019 (b)(c)	GBP	23,500	29,792
U.S. TREASURY BILLS 2.3%
2.146% due 07/16/2019 - 08/29/2019 (a)(b)(f)(h)		$12,529	12,504

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $113,670)		113,720
Total Investments in Securities (Cost $477,379)		476,791
	SHARES
INVESTMENTS IN AFFILIATES 42.0%
SHORT-TERM INSTRUMENTS 42.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 42.0%
PIMCO Short-Term Floating NAV Portfolio III	22,681,641	224,367
Total Short-Term Instruments (Cost $224,367)		224,367
Total Investments in Affiliates (Cost $224,367)		224,367
Total Investments 131.2% (Cost $701,746)		$701,158
Financial Derivative Instruments (e)(g) (0.6)%(Cost or Premiums, net $(12,160))		(3,142)
Other Assets and Liabilities, net (30.6)%		(163,512)
Net Assets 100.0%		$534,504

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	2.550%	06/28/2019	07/01/2019	$2,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026	$(1,023)	$2,000	$2,001
					U.S. Treasury Notes 2.750% due 04/30/2023	(1,021)
FICC	2.000	06/28/2019	07/01/2019	1,071	U.S. Treasury Notes 2.250% due 03/31/2021	(1,094)	1,071	1,071
RDR	2.550	06/28/2019	07/01/2019	1,000	U.S. Treasury Notes 2.125% due 05/15/2022	(1,022)	1,000	1,000
SSB	1.350	06/28/2019	07/01/2019	152	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(157)	152	152
TDM	2.600	06/28/2019	07/01/2019	1,000	U.S. Treasury Inflation Protected Securities 0.875% due 02/15/2047	(1,029)	1,000	1,000
Total Repurchase Agreements						$(5,346)	$5,223	$5,224

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - MSE Canada Government 10-Year Bond September 2019 Futures	CAD	160.000	08/16/2019	784	$784	$7	$3
Total Purchased Options						$7	$3

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	09/2019	2,486	$709,782	$457	$35	$0
Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	1,644	19	(1)	0	0
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	3,079	35	(2)	0	0
Call Options Strike @ GBP 155.000 on Long GILT Future Option September 2019 Futures (1)	08/2019	231	0	(3)	0	0
Euro-Bund 10-Year Bond September Futures	09/2019	665	130,621	1,995	182	0
Put Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	1,800	20	(1)	0	0
				$2,445	$217	$0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	422	$(34,070)	$(45)	$48	$(10)
Australia Government 10-Year Bond September Futures	09/2019	474	(47,803)	(214)	549	(96)
Canada Government 10-Year Bond September Futures	09/2019	784	(85,569)	(1,184)	30	(198)
Euro-Buxl 30-Year Bond September Futures	09/2019	554	(127,818)	(3,610)	113	(113)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	2,500	(468,684)	(9,484)	0	(900)
United Kingdom Long Gilt September Futures	09/2019	239	(39,548)	(332)	76	0
				$(14,869)	$816	$(1,317)
Total Futures Contracts				$(12,424)	$1,033	$(1,317)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	3,000	$(60)	$115	$55	$4	$0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		6,200	879	(522)	357	0	(49)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	36,000	(470)	(2,819)	(3,289)	41	0
Receive	6-Month AUD-BBR-BBSW	2.000	Semi-Annual	06/19/2029		367,200	(5,965)	(5,148)	(11,113)	281	(84)
Pay(2)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024	EUR	400	2	9	11	1	0
Pay(2)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		91,300	657	5,145	5,802	612	0
Pay(2)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		33,400	633	400	1,033	131	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		40,800	(259)	10,579	10,320	270	0
Pay	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		6,800	422	1,316	1,738	45	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		104,700	2,481	24,316	26,797	694	0
Receive(2)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		12,300	(92)	(1,981)	(2,073)	0	(92)
Receive(2)	6-Month EUR-EURIBOR	1.000	Annual	12/18/2049		6,000	(471)	(41)	(512)	0	(42)
Receive(2)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	101,500	16	(2,192)	(2,176)	62	0
Receive(2)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		112,400	(1,764)	(4,358)	(6,122)	109	0
Pay(2)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		40,400	(179)	(148)	(327)	0	(40)
Receive	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		55,200	(3,833)	(5,595)	(9,428)	248	0
Receive(2)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		30,700	(276)	(2,376)	(2,652)	138	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	66,770,000	(3,675)	(12,720)	(16,395)	0	(260)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		530,000	12	(155)	(143)	0	(4)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,239,000	(203)	(718)	(921)	0	(20)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		1,500,000	17	(633)	(616)	0	(13)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		11,010,000	776	(10,331)	(9,555)	0	(204)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		1,170,000	72	(989)	(917)	0	(22)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		3,480,000	0	(3,222)	(3,222)	0	(65)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		11,550,000	349	(10,238)	(9,889)	0	(213)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,790,000	(1,236)	(1,692)	(2,928)	0	(36)
Total Swap Agreements							$(12,167)	$(23,998)	$(36,165)	$2,636	$(1,144)

(f)	Securities with an aggregate market value of $3,126 and cash of $46,406 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	Future styled option.

(2)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2019	CAD	29,474	$21,987	$0	$(520)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

	07/2019		$17,049	AUD	24,414	90	0
	07/2019		23,546	CAD	31,188	270	0
	07/2019		49,168	EUR	43,667	503	(17)
	08/2019	AUD	24,414		$17,067	0	(91)
	08/2019	CAD	15,773		12,001	0	(53)
	08/2019	EUR	41,513		47,379	53	0
	09/2019		$237	SGD	324	3	0
BPS	07/2019	AUD	6,227		$4,305	0	(67)
	07/2019	CAD	35,017		26,159	0	(581)
	07/2019	EUR	65,845		74,287	0	(585)
	07/2019	GBP	1,270	EUR	1,422	4	0
	07/2019		$70,151	CAD	93,732	1,425	0
	07/2019		178,948	EUR	157,415	51	(2)
	07/2019		10,031	GBP	7,902	11	(6)
	08/2019	EUR	154,651		$176,287	0	(19)
	08/2019	GBP	6,592		8,374	0	(11)
	08/2019		$1,889	JPY	203,200	0	0
	08/2019		5,905	MXN	115,794	86	0
BRC	07/2019	EUR	16,086		$17,990	0	(301)
	10/2019	DKK	1,180,025		180,371	0	(774)
CBK	07/2019	AUD	28,096		19,559	0	(166)
	07/2019	CAD	1,367		1,019	0	(25)
	07/2019	EUR	2,314		2,628	0	(3)
	07/2019	JPY	1,929,849		17,800	0	(99)
	07/2019		$25,423	EUR	22,685	376	(4)
	07/2019		98,864	GBP	78,074	286	0
	08/2019	MXN	137,665		$7,004	0	(118)
	08/2019		$10,593	AUD	15,129	40	0
	08/2019		40,646	JPY	4,369,552	0	(20)
	08/2019		63	MXN	1,263	2	0
	10/2019	MXN	1,263		$63	0	(2)
	10/2019		$64	MXN	1,263	0	0
GLM	07/2019	CAD	72,390		$53,985	0	(1,294)
	07/2019	EUR	19,212		21,440	0	(406)
	07/2019		$403	EUR	358	4	0
	07/2019		5,701	GBP	4,485	0	(5)
	08/2019		56,512	JPY	6,071,695	0	(61)
	10/2019		88,601	DKK	577,155	0	(2)
HUS	07/2019	CAD	24,011		$18,006	0	(330)
	07/2019		$106,824	CAD	143,834	3,011	0
	07/2019		39,034	GBP	30,759	28	0
	08/2019		1,927	AUD	2,748	4	0
	08/2019		35,000	JPY	3,757,374	0	(66)
JPM	07/2019	CAD	101,261		$75,974	0	(1,351)
	07/2019	EUR	34,935		39,219	0	(505)
	07/2019		$6	JPY	600	0	0
	08/2019		1,111	MXN	21,871	21	0
RBC	07/2019	GBP	6,872		$8,651	0	(76)
	07/2019		$8,685	CAD	11,639	203	0
RYL	07/2019	CAD	61,529		$45,882	0	(1,103)
SCX	07/2019	GBP	114,348		144,730	0	(486)
SSB	07/2019	CAD	15,844		11,886	0	(213)
	07/2019		$10,571	AUD	15,129	50	0
	07/2019		45,118	CAD	60,500	1,081	0
	07/2019		48,607	EUR	43,346	682	0
TOR	07/2019	AUD	5,220		$3,607	0	(57)
	07/2019	EUR	170,593		190,759	0	(3,223)
	07/2019		$276	NOK	2,400	5	0
UAG	07/2019		17,930	JPY	1,929,849	0	(30)
	08/2019	JPY	1,929,849		$17,972	30	0
Total Forward Foreign Currency Contracts						$8,319	$(12,672)

(h)	Securities with an aggregate market value of $9,378 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Austria
Sovereign Issues	$0	$29,757	$0	$29,757
Canada
Sovereign Issues	0	11,020	0	11,020
Denmark
Corporate Bonds & Notes	0	150,871	0	150,871
Finland
Sovereign Issues	0	33,078	0	33,078
Spain
Sovereign Issues	0	103,533	0	103,533
United States
Asset-Backed Securities	0	10,320	0	10,320
Non-Agency Mortgage-Backed Securities	0	21,545	0	21,545
U.S. Government Agencies	0	2,947	0	2,947
Short-Term Instruments
Repurchase Agreements	0	5,223	0	5,223
Belgium Treasury Bills	0	33,043	0	33,043
Netherlands Treasury Bills	0	33,158	0	33,158
U.K. Treasury Bills	0	29,792	0	29,792
U.S. Treasury Bills	0	12,504	0	12,504
	$0	$476,791	$0	$476,791
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$224,367	$0	$0	$224,367
Total Investments	$224,367	$476,791	$0	$701,158
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,036	2,636	0	3,672
Over the counter	0	8,319	0	8,319
	$1,036	$10,955	$0	$11,991
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,317)	(1,144)	0	(2,461)
Over the counter	0	(12,672)	0	(12,672)
	$(1,317)	$(13,816)	$0	$(15,133)
Total Financial Derivative Instruments	$(281)	$(2,861)	$0	$(3,142)
Totals	$224,086	$473,930	$0	$698,016

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.1% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%

AECOM Technology Corp. 4.152% (LIBOR03M + 1.750%) due 03/13/2025 ~		$3,345	$3,337
Alphabet Holding Co., Inc. 5.902% (LIBOR03M + 3.500%) due 09/26/2024 ~		1,572	1,488
Altra Industrial Motion Corp. 4.402% (LIBOR03M + 2.000%) due 10/01/2025 ~		3,791	3,727
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		15,500	15,477
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(k)		12,046	12,195
Caesars Entertainment Operating Co. 4.402% (LIBOR03M + 2.000%) due 10/06/2024 ~		985	980
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~		16,056	15,780
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		7,620	7,759
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		8,101	8,100
Citadel Securities LP
TBD% due 02/27/2026 «		3,300	3,308
5.902% (LIBOR03M + 3.500%) due 02/22/2026 «~		7,000	7,018
CityCenter Holdings LLC 4.652% (LIBOR03M + 2.250%) due 04/18/2024 ~		5,074	5,063
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 ~		11,730	11,547
CSC Holdings LLC 4.894% (LIBOR03M + 2.500%) due 01/25/2026 ~		6,138	6,077
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~		36,250	36,265
Delta Air Lines, Inc. 4.501% (LIBOR03M + 1.900%) due 09/30/2019 ~(k)		9,426	9,442
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~		8,090	7,668
EW Scripps Co. 5.152% (LIBOR03M + 2.750%) due 05/01/2026 ~		3,292	3,290
FrontDoor, Inc. 4.938% (LIBOR03M + 2.500%) due 08/14/2025 «~		5,161	5,161
HCA, Inc. 4.080% (LIBOR03M + 1.750%) due 03/17/2023 ~		1,338	1,340
Intelsat Jackson Holdings S.A. 6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~		15,500	15,350
Jefferies Finance LLC TBD% due 05/21/2026		7,500	7,497
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~		141,966	141,143
Level 3 Financing, Inc. 4.652% (LIBOR03M + 2.250%) due 02/22/2024 ~		14,034	13,936
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~		5,174	5,183
MGM Resorts International 4.402% (LIBOR03M + 2.000%) due 12/21/2023 «~		1,900	1,893
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		21,728	21,185
Norwegian Air Shuttle
4.311% (LIBOR03M + 2.000%) due 06/24/2026 «~(k)		11,221	10,744
6.811% (LIBOR03M + 4.500%) due 06/24/2021 «~(k)		5,072	5,010
Numericable Group S.A.
3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	997	1,100
3.000% (EUR003M + 3.000%) due 01/31/2026 ~		997	1,099
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		$7,250	7,245
PG&E Corp. 1.125% due 12/31/2020 «µ		2,418	2,416
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		5,000	4,993
RPI Finance Trust 4.402% (LIBOR03M + 2.000%) due 03/27/2023 ~		13,948	13,978
SS&C Technologies Holdings Europe SARL 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		2,217	2,211
SS&C Technologies, Inc. 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		7,897	7,877
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		9,000	8,978

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	25,300	25,332
TEX Operations Co. LLC 4.402% (LIBOR03M + 2.000%) due 08/04/2023 ~	4,881	4,873
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~	23,100	23,077
Western Digital Corp. 3.902% (LIBOR03M + 1.500%) due 02/27/2023 ~	1,540	1,528
Westmoreland Coal Co. (Cash 12.500% and PIK 15.000%) 27.500% - 15.000% (LIBOR03M + 12.500%) due 03/15/2029 «~(c)	2,887	2,382
Westmoreland Mining Holdings LLC 10.660% (LIBOR03M + 8.250%) due 03/15/2022 «~	1,312	1,325
Wyndham Hotels & Resorts, Inc. 4.152% (LIBOR03M + 1.750%) due 05/30/2025 ~	6,749	6,741
Total Loan Participations and Assignments (Cost $506,083)		502,118

CORPORATE BONDS & NOTES 75.8%

BANKING & FINANCE 38.8%

AerCap Ireland Capital DAC
3.300% due 01/23/2023	750	757
3.500% due 01/15/2025	7,600	7,646
3.650% due 07/21/2027	6,150	6,120
3.875% due 01/23/2028	6,700	6,734
4.125% due 07/03/2023	15,200	15,812
4.250% due 07/01/2020	2,500	2,537
4.450% due 04/03/2026	16,600	17,523
4.875% due 01/16/2024	1,500	1,615
AIA Group Ltd. 2.907% due 09/20/2021 ~	2,300	2,300
AIB Group PLC
4.263% due 04/10/2025 •	8,900	9,165
4.750% due 10/12/2023	5,000	5,258
Air Lease Corp.
3.625% due 04/01/2027	8,741	8,790
4.250% due 02/01/2024	7,200	7,597
Aircastle Ltd. 4.400% due 09/25/2023	18,000	18,699
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	4,300	4,426
3.900% due 06/15/2023	5,000	5,246
3.950% due 01/15/2028	600	631
4.300% due 01/15/2026	12,535	13,431
Alleghany Corp. 5.625% due 09/15/2020	1,000	1,037
Ally Financial, Inc. 3.875% due 05/21/2024	3,000	3,079
Ambac LSNI LLC 7.319% due 02/12/2023 ~	13,373	13,624
American Campus Communities Operating Partnership LP 3.300% due 07/15/2026	4,500	4,543
American Express Co. 2.750% due 05/20/2022	8,700	8,807
American Financial Group, Inc. 3.500% due 08/15/2026	31,350	31,553
American Homes 4 Rent LP 4.250% due 02/15/2028	13,667	14,170
American International Group, Inc.
4.375% due 01/15/2055	3,800	3,826
5.750% due 04/01/2048 •	400	412
6.250% due 05/01/2036	1,200	1,500
American Tower Corp.
2.800% due 06/01/2020	1,725	1,729
2.950% due 01/15/2025	19,200	19,365
3.125% due 01/15/2027	2,600	2,581
3.375% due 05/15/2024	7,000	7,202
3.375% due 10/15/2026	2,100	2,137
3.800% due 08/15/2029	8,200	8,469
4.000% due 06/01/2025	22,700	23,942
4.400% due 02/15/2026	7,481	8,087
Ardonagh Midco PLC 8.625% due 07/15/2023 (m)	13,100	12,379
Assurant, Inc.
3.583% due 03/26/2021 ~	9,500	9,501
4.200% due 09/27/2023	2,000	2,081
Athene Global Funding
3.826% (US0003M + 1.230%) due 07/01/2022 ~	23,800	24,015
4.000% due 01/25/2022	7,200	7,449
AvalonBay Communities, Inc. 3.027% due 01/15/2021 ~	1,800	1,801
Aviation Capital Group LLC
3.470% due 06/01/2021 ~	700	704
3.500% due 11/01/2027	13,054	13,068
4.875% due 10/01/2025	6,275	6,775

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

6.750% due 04/06/2021		700	748
7.125% due 10/15/2020		10,350	10,948
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		2,750	2,939
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		15,400	16,201
Axis Bank Ltd. 3.250% due 05/21/2020		15,900	15,935
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	17,654
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(i)(j)	EUR	1,200	1,414
6.750% due 02/18/2020 •(i)(j)		25,400	29,733
8.875% due 04/14/2021 •(i)(j)		1,200	1,523
Banco BTG Pactual S.A. 5.500% due 01/31/2023		$17,633	18,360
Banco do Brasil S.A. 9.000% due 06/18/2024 •(i)		3,130	3,455
Banco General S.A. 4.125% due 08/07/2027		3,900	3,959
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		9,600	9,516
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(i)		9,000	9,000
Banco Santander Mexico S.A. 4.125% due 11/09/2022		10,000	10,285
Banco Santander S.A.
3.125% due 02/23/2023		600	609
3.724% due 04/12/2023 ~		4,400	4,385
3.848% due 04/12/2023		3,400	3,531
4.379% due 04/12/2028		3,000	3,194
6.250% due 09/11/2021 •(i)(j)	EUR	12,600	15,098
Banistmo S.A. 3.650% due 09/19/2022		$16,000	16,100
Bank of America Corp.
2.816% due 07/21/2023 •		5,700	5,758
3.269% due 03/05/2024 ~		1,639	1,642
3.419% due 12/20/2028 •		28,245	29,110
3.559% due 04/23/2027 •		5,000	5,212
3.581% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,848
3.970% due 03/05/2029 •		18,700	20,006
4.000% due 04/01/2024		8,539	9,101
5.125% due 06/20/2024 •(i)		8,800	8,866
5.875% due 03/15/2028 •(i)		49,350	51,556
8.050% due 06/15/2027		12,000	15,182
Bank of America N.A. 6.000% due 10/15/2036		4,600	6,076
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)	EUR	800	962
Bank of New York Mellon Corp.
3.000% due 02/24/2025		$7,000	7,200
3.450% due 08/11/2023		3,400	3,548
Barclays Bank PLC 7.625% due 11/21/2022 (j)		36,961	40,383
Barclays PLC
2.375% due 10/06/2023 •	GBP	1,100	1,399
3.200% due 08/10/2021		$3,200	3,224
3.250% due 02/12/2027	GBP	3,000	3,894
3.650% due 03/16/2025		$1,000	1,007
3.905% due 05/16/2024 ~		22,813	22,493
3.948% due 02/15/2023 ~		13,200	13,139
4.209% (US0003M + 1.625%) due 01/10/2023 ~		6,700	6,718
4.338% due 05/16/2024 •		2,200	2,273
4.375% due 01/12/2026		33,865	35,121
4.610% due 02/15/2023 •		17,400	18,040
4.655% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,942
4.972% due 05/16/2029 •		887	946
6.500% due 09/15/2019 •(i)(j)	EUR	4,200	4,835
7.250% due 03/15/2023 •(i)(j)	GBP	7,565	10,029
7.750% due 09/15/2023 •(i)(j)		$1,500	1,539
7.875% due 09/15/2022 •(i)(j)	GBP	200	270
8.000% due 12/15/2020 •(i)(j)	EUR	600	739
8.000% due 06/15/2024 •(i)(j)		$6,200	6,507
BBVA Bancomer S.A. 5.125% due 01/18/2033 •		20,600	19,900
BGC Partners, Inc. 5.125% due 05/27/2021		21,000	21,736
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	14,138
4.450% due 07/15/2045		$2,300	2,422
5.000% due 06/15/2044		3,900	4,429
BNP Paribas S.A.
3.375% due 01/09/2025		600	611
3.500% due 03/01/2023		18,400	18,933
4.400% due 08/14/2028		14,100	15,282
7.000% due 08/16/2028 •(i)(j)		6,200	6,624

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

7.375% due 08/19/2025 •(i)(j)		1,200	1,335
BOC Aviation Ltd.
2.750% due 09/18/2022		1,700	1,698
3.000% due 03/30/2020		400	402
3.500% due 10/10/2024		5,000	5,084
Boston Properties LP 3.400% due 06/21/2029		11,500	11,761
BPCE S.A.
3.676% due 09/12/2023 ~		4,300	4,316
4.000% due 09/12/2023		11,350	11,880
4.000% due 04/15/2024		1,000	1,065
4.625% due 09/12/2028		5,150	5,694
Brighthouse Financial, Inc. 3.700% due 06/22/2027		8,800	8,379
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		8,000	7,501
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,200	5,243
3.629% due 02/01/2022 ~		5,000	5,002
3.650% due 06/15/2024		2,200	2,248
3.850% due 02/01/2025		5,475	5,642
3.900% due 03/15/2027		300	306
4.125% due 06/15/2026		3,900	4,033
Brookfield Finance, Inc.
4.000% due 04/01/2024		17,000	17,871
4.850% due 03/29/2029		6,600	7,221
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,100	1,137
CaixaBank S.A. 5.250% due 03/23/2026 •(i)(j)	EUR	4,600	4,926
Camden Property Trust 3.500% due 09/15/2024		$800	833
Cantor Fitzgerald LP
4.875% due 05/01/2024		2,100	2,168
6.500% due 06/17/2022		450	484
7.875% due 10/15/2019		26,675	27,020
CBL & Associates LP
4.600% due 10/15/2024		600	405
5.250% due 12/01/2023		1,900	1,377
5.950% due 12/15/2026		22,550	15,559
Charles Schwab Corp.
4.625% due 03/01/2022 •(i)		4,000	4,018
5.000% due 12/01/2027 •(i)		11,000	10,962
China Evergrande Group
6.250% due 06/28/2021		22,000	21,159
7.000% due 03/23/2020 (m)		13,500	13,652
8.250% due 03/23/2022		7,400	7,153
Chubb INA Holdings, Inc. 3.350% due 05/03/2026		7,000	7,341
CIT Group, Inc. 5.000% due 08/15/2022		3,518	3,729
Citibank N.A. 3.123% due 05/20/2022 ~		13,700	13,722
Citigroup, Inc.
2.900% due 12/08/2021		15,700	15,864
3.200% due 10/21/2026		25,200	25,735
3.374% (US0003M + 0.790%) due 01/10/2020 ~		16,100	16,150
3.400% due 05/01/2026		2,200	2,279
3.540% (US0003M + 0.960%) due 04/25/2022 ~		2,000	2,018
3.543% due 06/01/2024 ~		23,500	23,642
3.700% due 01/12/2026		17,100	18,009
4.075% due 04/23/2029 •		5,800	6,231
5.950% due 05/15/2025 •(i)		1,400	1,464
6.300% due 05/15/2024 •(i)		11,800	12,266
8.125% due 07/15/2039		2,786	4,458
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,417
5.300% due 09/15/2043		6,400	8,194
CoBank ACB 6.250% due 10/01/2026 •(i)		9,300	9,800
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		2,411	2,384
Cooperatieve Rabobank UA
3.193% due 09/26/2023 ~		2,900	2,902
3.875% due 09/26/2023		11,700	12,345
4.625% due 05/23/2029	GBP	9,600	14,154
5.500% due 06/29/2020 •(i)(j)	EUR	10,839	12,848
6.625% due 06/29/2021 •(i)(j)		4,600	5,802
6.875% due 03/19/2020 (j)		15,300	18,262
Corestate Capital Holding S.A. 3.500% due 04/15/2023		1,100	1,254
Corporate Office Properties LP 5.000% due 07/01/2025		$13,800	14,794
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		9,800	9,963
7.500% due 03/09/2020		19,600	19,982

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Credit Agricole S.A.
3.601% due 04/24/2023 ~		1,100	1,098
3.750% due 04/24/2023		2,400	2,492
7.500% due 06/23/2026 •(i)(j)	GBP	300	433
Credit Suisse AG 6.500% due 08/08/2023 (j)		$38,355	42,311
Credit Suisse Group AG
3.574% due 01/09/2023		13,650	13,939
3.676% due 06/12/2024 ~		16,600	16,655
3.869% due 01/12/2029 •		21,800	22,483
4.207% due 06/12/2024 •		31,550	33,147
7.250% due 09/12/2025 •(i)(j)		400	430
7.500% due 07/17/2023 •(i)(j)		12,400	13,321
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	1,045
3.800% due 09/15/2022		19,550	20,268
3.800% due 06/09/2023		15,800	16,391
4.550% due 04/17/2026		4,800	5,222
4.891% (US0003M + 2.290%) due 04/16/2021 ~		14,400	14,863
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,526
3.200% due 09/01/2024		11,200	11,440
3.400% due 02/15/2021		600	608
3.700% due 06/15/2026		4,200	4,364
4.000% due 03/01/2027		3,100	3,255
4.450% due 02/15/2026		6,800	7,338
4.875% due 04/15/2022		10,450	11,115
5.250% due 01/15/2023		7,883	8,586
CubeSmart LP 4.375% due 02/15/2029		4,600	4,909
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 •(i)		7,000	7,001
Deutsche Bank AG
0.180% due 12/07/2020 ~	EUR	3,700	4,160
1.875% due 02/28/2020	GBP	1,400	1,777
2.700% due 07/13/2020		$4,779	4,759
3.150% due 01/22/2021		2,600	2,583
3.300% due 11/16/2022		9,015	8,865
3.567% (US0003M + 0.970%) due 07/13/2020 ~		37,200	36,967
3.715% due 11/16/2022 ~		10,300	9,957
3.855% due 02/04/2021 ~		7,200	7,142
4.250% due 10/14/2021		43,800	44,390
5.000% due 02/14/2022		500	515
Digital Realty Trust LP 3.600% due 07/01/2029		7,000	7,103
Discover Financial Services
4.100% due 02/09/2027		10,650	11,099
4.500% due 01/30/2026		6,900	7,411
5.200% due 04/27/2022		8,598	9,206
Doctors Co. 6.500% due 10/15/2023		12,300	13,272
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,795	2,911
E*TRADE Financial Corp.
4.500% due 06/20/2028		5,645	5,938
5.300% due 03/15/2023 •(i)		7,280	7,067
5.875% due 09/15/2026 •(i)		9,700	10,185
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,241
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	8,734	9,621
Encina Business Credit, LLC 5.303% due 12/05/2025 «		$12,727	12,727
EPR Properties
4.500% due 04/01/2025		7,200	7,536
4.500% due 06/01/2027		2,100	2,192
4.750% due 12/15/2026		8,000	8,480
4.950% due 04/15/2028		5,500	5,918
ERP Operating LP
2.375% due 07/01/2019		5,200	5,200
4.500% due 06/01/2045		400	459
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,657
3.500% due 04/01/2025		1,875	1,937
3.625% due 08/15/2022		300	309
3.875% due 05/01/2024		3,900	4,090
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	16,400	20,014
Fidelity National Financial, Inc. 5.500% due 09/01/2022		$22,440	24,287
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,734
4.600% due 11/15/2024		5,115	5,468
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		16,300	17,194

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Ford Motor Credit Co. LLC
2.343% due 11/02/2020		10,250	10,178
2.459% due 03/27/2020		800	798
3.006% due 11/02/2020 ~		3,400	3,368
3.200% due 01/15/2021		300	301
3.226% (US0003M + 0.790%) due 06/12/2020 ~		12,425	12,393
3.273% due 09/24/2020 ~		21,500	21,484
3.365% (US0003M + 0.830%) due 08/12/2019 ~		500	500
3.408% due 04/05/2021 ~		1,300	1,283
3.470% due 04/05/2021		1,800	1,813
3.656% (US0003M + 1.080%) due 08/03/2022 ~		19,400	18,986
5.584% due 03/18/2024		7,200	7,717
5.750% due 02/01/2021		9,700	10,101
5.875% due 08/02/2021		5,900	6,222
8.125% due 01/15/2020		7,374	7,584
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		4,400	4,543
6.750% due 03/15/2022		5,200	5,414
Freedom Mortgage Corp.
8.125% due 11/15/2024		11,880	10,157
8.250% due 04/15/2025		8,400	7,266
10.750% due 04/01/2024		2,400	2,244
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		6,997	6,965
4.418% due 11/15/2035		49,626	49,021
General Motors Financial Co., Inc.
3.200% due 07/13/2020		15,700	15,758
3.550% due 07/08/2022		3,300	3,359
3.640% (US0003M + 1.310%) due 06/30/2022 ~		1,700	1,700
4.200% due 11/06/2021		18,000	18,541
5.100% due 01/17/2024		16,400	17,549
GLP Capital LP
5.250% due 06/01/2025		18,955	20,356
5.300% due 01/15/2029		9,337	10,098
5.750% due 06/01/2028		6,300	6,966
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		10,500	10,603
3.500% due 01/23/2025		15,795	16,343
3.529% (US0003M + 1.050%) due 06/05/2023 ~		23,000	23,069
3.581% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,426
3.688% (US0003M + 1.170%) due 11/15/2021 ~		29,500	29,747
3.750% due 05/22/2025		23,115	24,184
3.850% due 01/26/2027		700	732
4.223% due 05/01/2029 •		44,100	47,307
4.291% (US0003M + 1.770%) due 02/25/2021 ~		1,700	1,739
5.750% due 01/24/2022		13,551	14,644
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	4,251
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,400	11,535
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		11,920	12,585
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,453
Guardian Life Global Funding 2.900% due 05/06/2024		4,900	5,030
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		2,100	2,085
Hartford Financial Services Group, Inc. 5.125% due 04/15/2022		1,200	1,287
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,696
Highwoods Realty LP 4.200% due 04/15/2029		4,000	4,186
Hospitality Properties Trust
4.375% due 02/15/2030		5,100	4,876
4.500% due 06/15/2023		1,200	1,243
5.000% due 08/15/2022		3,500	3,671
Host Hotels & Resorts LP
3.875% due 04/01/2024		5,600	5,761
4.000% due 06/15/2025		6,050	6,268
6.000% due 10/01/2021		6,100	6,470
HSBC Bank PLC 4.125% due 08/12/2020		9,878	10,075
HSBC Holdings PLC
2.950% due 05/25/2021		1,500	1,514
3.086% due 09/11/2021 ~		1,765	1,767
3.120% due 05/18/2021 ~		21,215	21,235
3.803% due 03/11/2025 •		3,000	3,126
3.816% due 09/12/2026 ~		4,400	4,406
3.950% due 05/18/2024 •		5,500	5,755
3.973% due 05/22/2030 •		15,000	15,663
4.292% due 09/12/2026 •		4,500	4,788
4.300% due 03/08/2026		35,600	38,254
4.693% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,543
5.250% due 09/16/2022 •(i)(j)	EUR	3,700	4,545

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.875% due 09/28/2026 •(i)(j)	GBP	21,000	28,066
6.000% due 09/29/2023 •(i)(j)	EUR	23,035	30,289
Hudson Pacific Properties LP 4.650% due 04/01/2029		$3,900	4,190
ICICI Bank Ltd.
3.500% due 03/18/2020		9,900	9,943
5.750% due 11/16/2020		2,000	2,076
Industrial & Commercial Bank of China Ltd. 3.310% due 11/08/2020 ~		4,400	4,409
ING Bank NV 1.650% due 08/15/2019		2,300	2,298
ING Groep NV
3.320% due 10/02/2023 ~		11,300	11,294
4.050% due 04/09/2029		10,000	10,679
4.100% due 10/02/2023		4,500	4,755
4.625% due 01/06/2026		5,800	6,328
Intercontinental Exchange, Inc. 3.750% due 12/01/2025		1,600	1,712
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,538
International Lease Finance Corp.
5.875% due 08/15/2022		200	218
8.250% due 12/15/2020		10,600	11,438
8.625% due 01/15/2022		14,500	16,553
Intesa Sanpaolo SpA
3.375% due 01/12/2023		5,300	5,283
5.017% due 06/26/2024		6,890	6,910
5.710% due 01/15/2026		10,000	10,126
iStar, Inc. 5.250% due 09/15/2022		3,350	3,438
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(i)(j)		13,500	13,767
6.125% due 12/12/2022 •(i)		5,300	5,405
Jackson National Life Global Funding
2.375% due 09/15/2022 «(b)		7,200	7,209
2.500% due 06/27/2022		7,300	7,330
Jefferies Finance LLC
6.250% due 06/03/2026		8,200	8,292
7.250% due 08/15/2024		2,300	2,270
JPMorgan Chase & Co.
2.776% due 04/25/2023 •		5,000	5,050
3.012% due 06/18/2022 ~		12,700	12,728
3.200% due 06/15/2026		11,000	11,325
3.220% due 03/01/2025 •		15,400	15,845
3.300% due 04/01/2026		11,303	11,726
3.480% (US0003M + 0.900%) due 04/25/2023 ~		39,000	39,201
3.509% due 01/23/2029 •		4,400	4,584
3.540% due 05/01/2028 •		10,200	10,621
3.702% due 05/06/2030 •		16,000	16,877
3.900% due 07/15/2025		7,150	7,637
4.005% due 04/23/2029 •		52,900	57,082
4.203% due 07/23/2029 •		24,400	26,686
6.053% (US0003M + 3.470%) due 07/30/2019 ~(i)		28,472	28,453
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 •		250	251
KBC Group NV 4.250% due 10/24/2025 •(i)(j)	EUR	8,800	9,820
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$2,500	2,562
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,961
4.375% due 10/01/2025		4,600	4,916
KSA Sukuk Ltd. 2.894% due 04/20/2022		13,800	13,972
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,804
4.375% due 03/11/2029		8,700	9,205
4.500% due 09/19/2028		3,500	3,729
Legg Mason, Inc. 2.700% due 07/15/2019		6,300	6,300
Life Storage LP 3.875% due 12/15/2027		1,200	1,227
Lifestorage LP 3.500% due 07/01/2026		4,300	4,302
Lloyds Bank PLC
3.300% due 05/07/2021		38,050	38,608
7.500% due 04/02/2032 þ		18,200	14,534
Lloyds Banking Group PLC
3.000% due 01/11/2022		3,800	3,841
3.186% due 06/21/2021 ~		1,100	1,101
3.574% due 11/07/2028 •		7,500	7,502
3.750% due 01/11/2027		10,500	10,706
4.050% due 08/16/2023		12,400	12,947
4.375% due 03/22/2028		3,400	3,614
6.375% due 06/27/2020 •(i)(j)	EUR	900	1,063
7.500% due 09/27/2025 •(i)(j)		$10,000	10,521

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

7.625% due 06/27/2023 •(i)(j)	GBP	7,848	10,876
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$28,970	28,843
Manulife Financial Corp. 4.150% due 03/04/2026		550	593
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,632
3.500% due 03/10/2025		10,750	11,204
3.875% due 03/15/2024		800	849
4.375% due 03/15/2029		7,600	8,405
MassMutual Global Funding 3.400% due 03/08/2026		4,600	4,819
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		5,400	5,894
Mercury General Corp. 4.400% due 03/15/2027		800	820
MetLife Capital Trust 7.875% due 12/15/2067		2,000	2,523
MetLife, Inc. 10.750% due 08/01/2069		4,000	6,347
MGIC Investment Corp. 5.750% due 08/15/2023		10,000	10,887
Mid-America Apartments LP
3.600% due 06/01/2027		300	310
3.750% due 06/15/2024		1,650	1,718
4.200% due 06/15/2028		5,900	6,338
4.300% due 10/15/2023		25,435	27,049
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022		4,000	4,063
3.446% due 07/26/2023 ~		13,500	13,530
3.455% due 03/02/2023		14,100	14,501
3.510% (US0003M + 1.060%) due 09/13/2021 ~		41,200	41,653
4.400% (US0003M + 1.880%) due 03/01/2021 ~		11,515	11,787
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022		6,000	6,007
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		8,000	8,026
2.839% due 09/13/2026		2,800	2,801
3.331% due 09/11/2022 ~		21,000	21,128
3.590% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,268
Morgan Stanley
2.750% due 05/19/2022		6,500	6,570
3.522% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,388
3.737% due 04/24/2024 •		1,200	1,252
3.780% (US0003M + 1.220%) due 05/08/2024 ~		11,900	12,074
3.875% due 01/27/2026		15,000	15,952
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		5,600	5,673
MUFG Bank Ltd.
2.300% due 03/05/2020		19,600	19,587
2.850% due 09/08/2021		13,950	14,075
Multibank, Inc. 4.375% due 11/09/2022		2,400	2,460
Nasdaq, Inc.
3.850% due 06/30/2026		10,000	10,489
4.250% due 06/01/2024		9,100	9,748
Nationstar Mortgage Holdings, Inc. 8.125% due 07/15/2023		4,800	4,908
Nationwide Building Society
3.622% due 04/26/2023 •		5,700	5,807
4.302% due 03/08/2029 •		4,500	4,715
Navient Corp.
5.875% due 03/25/2021		3,400	3,538
6.150% due 03/10/2021		1,300	1,272
6.500% due 06/15/2022		5,555	5,915
6.625% due 07/26/2021		800	849
7.250% due 01/25/2022		600	649
8.000% due 03/25/2020		1,800	1,867
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	8,233
New York Life Insurance Co. 4.450% due 05/15/2069		3,500	3,859
Newmark Group, Inc. 6.125% due 11/15/2023		7,800	8,256
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		3,700	3,692
2.720% due 09/28/2020 ~		3,400	3,397
3.487% (US0003M + 0.890%) due 01/13/2022 ~		3,200	3,205
Nordea Bank Abp 6.625% due 03/26/2026 •(i)		5,000	5,279
Nuveen Finance LLC 4.125% due 11/01/2024		1,000	1,078
Office Properties Income Trust 4.250% due 05/15/2024		2,700	2,700
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,391

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.950% due 04/01/2024		1,200	1,271
5.250% due 01/15/2026		600	650
OMX Timber Finance Investments LLC 5.420% due 01/29/2020		6,800	6,855
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	2,039
3.875% due 03/20/2027		1,900	2,002
4.125% due 02/01/2029		3,800	4,132
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		900	927
PartnerRe Finance B LLC 3.700% due 07/02/2029		8,000	8,148
Physicians Realty LP
3.950% due 01/15/2028		3,800	3,833
4.300% due 03/15/2027		4,100	4,235
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		6,000	6,196
Principal Financial Group, Inc. 3.700% due 05/15/2029		2,300	2,411
Progressive Corp. 5.375% due 03/15/2023 •(i)		5,500	5,660
Protective Life Corp. 4.300% due 09/30/2028		10,900	11,486
Protective Life Global Funding 1.999% due 09/14/2021		14,850	14,711
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	1,984
Quicken Loans, Inc. 5.250% due 01/15/2028		31,828	31,788
RBS Capital Trust 6.425% due 01/03/2034 •(i)		14,500	18,524
Regency Centers LP 3.600% due 02/01/2027		2,200	2,273
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,916
3.850% due 09/19/2023		5,500	5,711
Royal Bank of Canada 2.100% due 10/14/2020		2,000	2,001
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	780	916
3.875% due 09/12/2023		$1,100	1,129
3.899% due 06/25/2024 ~		23,500	23,467
3.988% (US0003M + 1.470%) due 05/15/2023 ~		3,400	3,392
4.269% due 03/22/2025 •		15,900	16,449
4.445% due 05/08/2030 •		4,900	5,087
4.800% due 04/05/2026		9,750	10,434
4.892% due 05/18/2029 •		4,800	5,127
5.076% due 01/27/2030 •		11,000	11,934
7.500% due 08/10/2020 •(i)(j)		12,563	12,908
8.000% due 08/10/2025 •(i)(j)		1,250	1,355
8.625% due 08/15/2021 •(i)(j)		11,027	11,912
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,990
4.450% due 12/03/2021		14,800	15,391
4.500% due 07/17/2025		3,700	3,939
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,718
2.875% due 08/05/2021		30,900	30,958
3.373% due 01/05/2024 •		9,600	9,696
3.823% due 11/03/2028 •		15,626	15,797
4.750% due 09/15/2025		38,261	39,783
4.796% due 11/15/2024 •		15,000	15,940
7.375% due 06/24/2022 •(i)(j)	GBP	2,630	3,555
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,434
2.375% due 03/16/2020		950	950
3.140% due 06/01/2021 ~		11,000	11,028
3.400% due 06/01/2021		13,600	13,829
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		5,500	5,733
6.125% due 02/07/2022		27,450	29,191
Scentre Group Trust 3.500% due 02/12/2025		3,300	3,375
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		17,400	17,695
SL Green Operating Partnership LP
3.250% due 10/15/2022		1,926	1,952
3.505% due 08/16/2021 ~		10,200	10,204
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	11,076
SLM Corp. 5.125% due 04/05/2022		4,800	4,776
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,800	5,798
3.550% due 04/15/2024		3,700	3,808
4.125% due 07/15/2023		6,000	6,280

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Societe Generale S.A. 6.750% due 04/06/2028 •(i)(j)		8,300	8,230
Spirit Realty LP
4.000% due 07/15/2029		4,900	4,965
4.450% due 09/15/2026		7,000	7,333
Springleaf Finance Corp.
7.125% due 03/15/2026		6,100	6,678
7.750% due 10/01/2021		5,000	5,487
8.250% due 12/15/2020		4,100	4,413
Standard Chartered PLC 3.785% due 05/21/2025 •		5,100	5,214
State Bank of India
3.250% due 01/24/2022		12,500	12,605
3.442% due 01/20/2020 ~		5,400	5,409
Stearns Holdings LLC 9.375% due 08/15/2020		12,213	11,663
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	10,650	14,853
STORE Capital Corp.
4.500% due 03/15/2028		$3,400	3,585
4.625% due 03/15/2029		3,000	3,200
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		9,800	9,808
2.911% due 10/18/2019 ~		3,000	3,002
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/2022		8,500	8,585
2.934% due 03/09/2021		5,900	5,954
3.102% due 01/17/2023		14,000	14,254
3.452% due 07/19/2023 ~		4,700	4,722
3.732% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,506
4.133% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,628
Sunac China Holdings Ltd.
6.875% due 08/08/2020		4,900	4,965
7.350% due 07/19/2021		1,500	1,538
8.375% due 01/15/2021		16,600	17,192
8.625% due 07/27/2020		4,800	4,950
Synchrony Financial
3.700% due 08/04/2026		4,100	4,072
3.806% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,404
3.950% due 12/01/2027		5,000	4,997
4.375% due 03/19/2024		6,900	7,227
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	45,820
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,954	9,662
5.661% due 10/13/2041		3,341	5,485
5.801% due 10/13/2040		6,249	10,497
Trust F
4.869% due 01/15/2030		$2,000	2,017
5.250% due 12/15/2024		2,000	2,130
5.250% due 01/30/2026		10,660	11,212
6.950% due 01/30/2044		5,683	6,376
U.S. Bancorp 5.300% due 04/15/2027 •(i)		5,500	5,711
UBS AG
2.450% due 12/01/2020		13,000	13,022
3.000% due 12/01/2020 ~		8,500	8,530
3.031% (US0003M + 0.580%) due 06/08/2020 ~		37,700	37,903
5.125% due 05/15/2024 (j)		21,530	22,879
7.625% due 08/17/2022 (j)		40,917	45,907
UBS Group Funding Switzerland AG
3.468% due 08/15/2023 ~		24,000	24,060
4.125% due 09/24/2025		11,150	11,902
UDR, Inc.
2.950% due 09/01/2026		4,400	4,376
3.200% due 01/15/2030 (b)		6,100	6,078
3.500% due 01/15/2028		7,200	7,380
3.700% due 10/01/2020		3,000	3,039
3.750% due 07/01/2024		1,125	1,176
4.000% due 10/01/2025		14,200	15,098
UniCredit SpA
6.497% due 01/14/2022 ~		6,400	6,660
7.830% due 12/04/2023		45,500	52,012
Vanke Real Estate Hong Kong Co. Ltd. 3.950% due 12/23/2019		8,700	8,753
Ventas Realty LP 2.650% due 01/15/2025 (b)		7,500	7,468
VEREIT Operating Partnership LP
4.625% due 11/01/2025		12,500	13,464
4.875% due 06/01/2026		5,499	5,949
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	700	804
Vonovia Finance BV 5.000% due 10/02/2023		$1,100	1,167
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,329

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Voyager Aviation Holdings LLC 8.500% due 08/15/2021	2,000	2,035
Washington Prime Group LP
3.850% due 04/01/2020	300	298
5.950% due 08/15/2024	28,650	27,253
WEA Finance LLC
3.150% due 04/05/2022	2,340	2,379
3.250% due 10/05/2020	10,250	10,348
3.750% due 09/17/2024	10,905	11,411
Wells Fargo & Co.
2.625% due 07/22/2022	41,600	41,932
3.000% due 04/22/2026	13,451	13,613
3.196% due 06/17/2027 •	4,700	4,793
3.465% (US0003M + 0.930%) due 02/11/2022 ~	18,000	18,110
3.550% due 09/29/2025	25,350	26,471
3.584% due 05/22/2028 •	33,786	35,319
3.691% (US0003M + 1.110%) due 01/24/2023 ~	41,950	42,476
3.750% due 01/24/2024	3,800	3,996
3.813% (US0003M + 1.230%) due 10/31/2023 ~	11,181	11,399
4.400% due 06/14/2046	1,250	1,355
6.180% (US0003M + 3.770%) due 09/15/2019 ~(i)	3,413	3,436
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •	12,350	12,474
2.900% due 03/25/2020 ~	6,250	6,258
3.102% due 10/22/2021 ~	4,500	4,510
3.124% (US0003M + 0.650%) due 12/06/2019 ~	7,500	7,521
3.141% (US0003M + 0.620%) due 05/27/2022 ~	6,000	6,015
3.550% due 08/14/2023	4,200	4,384
3.625% due 10/22/2021	3,900	4,010
Welltower, Inc.
4.250% due 04/15/2028	2,500	2,674
4.950% due 01/15/2021	2,500	2,580
Weyerhaeuser Co.
3.250% due 03/15/2023	12,275	12,485
4.000% due 11/15/2029	1,700	1,809
4.625% due 09/15/2023	4,430	4,768
7.125% due 07/15/2023	2,026	2,351
7.375% due 03/15/2032	19,459	27,215
7.950% due 03/15/2025	12,479	15,177
8.500% due 01/15/2025	12,449	15,935
WP Carey, Inc.
4.000% due 02/01/2025	8,000	8,265
4.250% due 10/01/2026	9,100	9,488
4.600% due 04/01/2024	10,164	10,732
XLIT Ltd. 4.450% due 03/31/2025	1,800	1,945
		5,507,181
INDUSTRIALS 28.3%

AbbVie, Inc.
2.850% due 05/14/2023	17,385	17,515
3.200% due 05/14/2026	11,843	12,003
3.600% due 05/14/2025	11,418	11,820
Activision Blizzard, Inc.
3.400% due 09/15/2026	4,700	4,769
3.400% due 06/15/2027	4,800	4,844
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029 (b)	4,800	4,874
Adecoagro S.A. 6.000% due 09/21/2027	3,500	3,360
Aetna, Inc. 2.800% due 06/15/2023	6,253	6,292
Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,800	3,829
3.600% due 09/15/2028	3,934	4,062
4.125% due 11/15/2026	7,469	7,869
5.375% due 11/15/2022	1,155	1,193
Alimentation Couche-Tard, Inc. 2.700% due 07/26/2022	7,200	7,214
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024	17,460	17,669
Allergan Funding SCS
3.850% due 06/15/2024	1,854	1,925
4.550% due 03/15/2035	12,302	12,431
Allergan Sales LLC
4.875% due 02/15/2021	12,942	13,331
5.000% due 12/15/2021	3,650	3,817
ALROSA Finance S.A. 4.650% due 04/09/2024	8,300	8,614
Altice Financing S.A. 7.500% due 05/15/2026	5,000	5,038
Altice France S.A. 8.125% due 02/01/2027	7,000	7,367
Altice Luxembourg S.A. 7.750% due 05/15/2022	1,581	1,611

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

America Movil S.A.B. de C.V. 5.000% due 03/30/2020	1,705	1,738
American Airlines Pass-Through Trust
3.350% due 04/15/2031	9,270	9,378
3.375% due 11/01/2028	7,466	7,610
3.600% due 03/22/2029	3,433	3,554
3.600% due 04/15/2031	3,500	3,510
3.700% due 04/01/2028	2,745	2,842
4.000% due 01/15/2027	2,510	2,620
5.250% due 07/31/2022	1,328	1,369
Amgen, Inc.
2.250% due 08/19/2023	7,247	7,224
3.625% due 05/22/2024	5,000	5,256
4.663% due 06/15/2051	39,404	43,178
Anadarko Petroleum Corp. 5.550% due 03/15/2026	1,200	1,349
Andeavor Logistics LP
5.250% due 01/15/2025	6,300	6,668
6.375% due 05/01/2024	2,400	2,523
6.875% due 02/15/2023 •(i)	7,800	7,785
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	20,698	22,796
4.900% due 02/01/2046	29,100	32,393
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048	1,500	1,613
4.750% due 01/23/2029	11,000	12,470
4.750% due 04/15/2058	14,739	15,593
4.900% due 01/23/2031	2,000	2,314
5.450% due 01/23/2039	18,860	22,443
5.550% due 01/23/2049	5,700	6,960
5.800% due 01/23/2059	6,600	8,274
Anthem, Inc. 3.650% due 12/01/2027	10,100	10,501
AP Moller - Maersk A/S
3.875% due 09/28/2025	12,900	12,986
4.500% due 06/20/2029	8,000	8,146
Apple, Inc. 2.450% due 08/04/2026	11,700	11,685
Aptiv PLC 4.350% due 03/15/2029	10,100	10,648
Arrow Electronics, Inc. 3.250% due 09/08/2024	3,500	3,468
Ashtead Capital, Inc. 5.250% due 08/01/2026	600	629
Associated Materials LLC 9.000% due 01/01/2024	1,700	1,619
Autodesk, Inc. 3.600% due 12/15/2022	3,000	3,084
AutoNation, Inc. 3.350% due 01/15/2021	8,530	8,609
Bacardi Ltd.
4.700% due 05/15/2028	19,600	20,977
5.150% due 05/15/2038	10,700	11,096
Baidu, Inc.
2.875% due 07/06/2022	5,000	5,017
3.500% due 11/28/2022	5,000	5,118
3.875% due 09/29/2023	17,400	18,056
4.375% due 05/14/2024	8,100	8,589
4.375% due 03/29/2028	10,000	10,558
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	1,200	1,209
BAT Capital Corp.
3.557% due 08/15/2027	6,800	6,773
4.390% due 08/15/2037	41,500	39,517
BAT International Finance PLC 2.750% due 06/15/2020	800	802
Baxalta, Inc. 2.875% due 06/23/2020	268	269
Bayer U.S. Finance LLC
2.750% due 07/15/2021	110	110
3.000% due 10/08/2021	10,957	11,038
3.375% due 07/15/2024	3,900	3,922
3.875% due 12/15/2023	6,000	6,221
4.250% due 12/15/2025	600	635
Bombardier, Inc.
6.125% due 01/15/2023	2,100	2,134
7.500% due 12/01/2024	900	920
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	500	500
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	4,114
3.850% due 05/15/2025	17,051	18,142
Brambles USA, Inc. 5.350% due 04/01/2020	1,100	1,125
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,436

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.750% due 04/15/2021	300	314
6.450% due 02/03/2024	9,700	10,745
BRF S.A. 3.950% due 05/22/2023	1,500	1,478
Bristol-Myers Squibb Co.
2.900% due 07/26/2024	6,800	6,954
3.200% due 06/15/2026	9,500	9,865
3.400% due 07/26/2029	15,000	15,702
Broadcom Corp.
2.650% due 01/15/2023	4,320	4,260
3.625% due 01/15/2024	64,480	65,179
3.875% due 01/15/2027	5,000	4,906
Broadcom, Inc.
3.125% due 04/15/2021	1,900	1,913
4.250% due 04/15/2026	12,320	12,492
4.750% due 04/15/2029	7,500	7,692
Bukit Makmur Mandiri Utama PT 7.750% due 02/13/2022 (m)	3,400	3,524
Burlington Northern Santa Fe LLC 3.400% due 09/01/2024	1,700	1,795
Caesars Resort Collection LLC 5.250% due 10/15/2025	9,500	9,524
Campbell Soup Co.
3.040% due 03/15/2021 ~	1,500	1,497
3.650% due 03/15/2023	13,516	13,919
3.950% due 03/15/2025	3,000	3,121
4.150% due 03/15/2028	11,500	12,011
4.800% due 03/15/2048	10,000	10,125
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	13,700
CBS Corp. 3.500% due 01/15/2025	2,015	2,064
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	2,155	2,247
Celgene Corp.
4.350% due 11/15/2047	6,175	6,819
4.550% due 02/20/2048	1,411	1,617
Cenovus Energy, Inc.
5.250% due 06/15/2037	18,300	19,172
5.700% due 10/15/2019	4,365	4,399
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	13,800	14,223
4.500% due 01/15/2021	500	514
Central Nippon Expressway Co. Ltd. 2.170% due 08/05/2019	400	400
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	29,117
4.200% due 03/15/2028	10,600	11,016
4.464% due 07/23/2022	32,765	34,430
4.500% due 02/01/2024	5,100	5,432
4.908% due 07/23/2025	11,700	12,705
5.125% due 07/01/2049 (b)	28,200	28,686
5.375% due 04/01/2038	7,900	8,466
5.375% due 05/01/2047	7,600	8,010
5.750% due 04/01/2048	15,590	17,260
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	10,900	11,867
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020	2,000	2,014
Cigna Corp.
3.060% due 09/17/2021 ~	3,600	3,602
3.487% due 07/15/2023 ~	1,900	1,900
Cimarex Energy Co. 4.375% due 06/01/2024	33,442	35,485
Comcast Corp.
3.150% due 03/01/2026	6,500	6,720
3.227% due 04/15/2024 ~	3,700	3,718
3.700% due 04/15/2024	10,100	10,722
3.999% due 11/01/2049	9,131	9,626
4.700% due 10/15/2048	10,000	11,735
Community Health Systems, Inc.
5.125% due 08/01/2021	2,125	2,085
6.250% due 03/31/2023	7,975	7,706
8.000% due 03/15/2026	3,100	2,987
8.625% due 01/15/2024	18,700	18,805
Conagra Brands, Inc.
3.342% due 10/22/2020 ~	2,500	2,501
4.300% due 05/01/2024	24,800	26,307
Concho Resources, Inc.
3.750% due 10/01/2027	3,500	3,629
4.300% due 08/15/2028	21,150	22,835
Constellation Brands, Inc. 2.700% due 05/09/2022	3,700	3,724
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(c)(d)	3,621	1,738

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	423	444
4.750% due 07/12/2022	1,320	1,356
7.250% due 05/10/2021	8,931	9,061
Continental Resources, Inc.
4.375% due 01/15/2028	24,700	26,047
5.000% due 09/15/2022	6,437	6,494
Cox Communications, Inc. 3.250% due 12/15/2022	10,200	10,414
CRH America Finance, Inc.
3.400% due 05/09/2027	4,498	4,491
3.950% due 04/04/2028	13,500	13,808
CRH America, Inc. 3.875% due 05/18/2025	3,200	3,348
Crown Americas LLC 4.750% due 02/01/2026	2,000	2,060
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,050
4.241% due 07/15/2048	4,400	4,744
CSN Resources S.A. 6.500% due 07/21/2020 (m)	4,900	5,048
CVS Health Corp.
3.875% due 07/20/2025	7,600	7,943
4.300% due 03/25/2028	50,100	52,847
5.125% due 07/20/2045	1,500	1,602
CVS Pass-Through Trust
4.163% due 08/11/2036	362	364
4.704% due 01/10/2036	8,572	9,114
5.789% due 01/10/2026	64	68
5.926% due 01/10/2034	396	450
6.036% due 12/10/2028	2,653	2,971
8.353% due 07/10/2031	377	474
D.R. Horton, Inc.
4.000% due 02/15/2020	2,950	2,971
5.750% due 08/15/2023	12,030	13,187
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,203
5.000% due 08/01/2024	3,800	3,966
5.250% due 11/15/2021	200	208
Danone S.A.
1.691% due 10/30/2019	800	798
2.077% due 11/02/2021	13,279	13,193
Dell International LLC
4.000% due 07/15/2024	24,600	25,249
4.420% due 06/15/2021	59,152	60,937
4.900% due 10/01/2026	2,800	2,922
5.450% due 06/15/2023	40,200	43,355
6.020% due 06/15/2026	9,800	10,816
Discovery Communications LLC
2.200% due 09/20/2019	1,600	1,598
4.125% due 05/15/2029	17,000	17,628
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,216
6.750% due 06/01/2021	19,488	20,511
DP World Crescent Ltd. 4.848% due 09/26/2028	19,800	21,142
DP World PLC 6.850% due 07/02/2037	5,720	7,201
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	925	937
eBay, Inc.
3.600% due 06/05/2027	19,400	19,866
4.000% due 07/15/2042	15,900	14,890
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	7,239
Embraer Netherlands Finance BV 5.050% due 06/15/2025	1,200	1,298
Enbridge, Inc.
2.984% due 01/10/2020 ~	36,600	36,611
6.250% due 03/01/2078 •	8,700	8,817
Energy Transfer Operating LP
4.050% due 03/15/2025	14,239	14,850
4.150% due 10/01/2020	5,240	5,331
4.250% due 03/15/2023	1,700	1,775
4.750% due 01/15/2026	7,050	7,557
5.150% due 03/15/2045	1,250	1,272
5.300% due 04/15/2047	13,200	13,776
5.950% due 10/01/2043	1,000	1,101
6.050% due 06/01/2041	6,400	7,172
6.125% due 12/15/2045	4,300	4,930
6.500% due 02/01/2042	3,600	4,259
6.625% due 10/15/2036	290	338
7.500% due 07/01/2038	4,302	5,473
Energy Transfer Partners LP
4.500% due 11/01/2023	8,900	9,404
5.000% due 10/01/2022	850	904

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.750% due 09/01/2020		1,860	1,912
5.875% due 03/01/2022		9,278	9,953
Entergy Louisiana LLC
3.120% due 09/01/2027		4,300	4,397
4.050% due 09/01/2023		1,160	1,234
Enterprise Products Operating LLC
4.150% due 10/16/2028		21,130	22,978
4.250% due 02/15/2048		3,000	3,109
4.450% due 02/15/2043		6,890	7,201
4.875% due 08/16/2077 •		9,900	9,342
5.375% due 02/15/2078 •		10,700	9,967
5.700% due 02/15/2042		15,002	18,097
EQM Midstream Partners LP
4.000% due 08/01/2024		21,160	21,106
4.750% due 07/15/2023		11,700	12,135
5.500% due 07/15/2028		1,800	1,899
EQT Corp.
3.000% due 10/01/2022		11,800	11,709
3.900% due 10/01/2027		11,600	10,975
4.875% due 11/15/2021		2,247	2,350
ERAC USA Finance LLC
2.600% due 12/01/2021		5,100	5,113
5.250% due 10/01/2020		1,100	1,137
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)		2,500	2,555
Fiserv, Inc.
3.200% due 07/01/2026		7,600	7,764
4.200% due 10/01/2028		4,945	5,363
Flex Ltd. 4.875% due 06/15/2029		18,100	18,470
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		2,800	2,873
Fortune Brands Home & Security, Inc. 4.000% due 09/21/2023		12,400	13,055
Fox Corp.
3.666% due 01/25/2022		2,500	2,584
4.030% due 01/25/2024		13,600	14,469
4.709% due 01/25/2029		9,200	10,272
Freeport Minerals Corp. 9.500% due 06/01/2031		200	248
Frontera Energy Corp. 9.700% due 06/25/2023		8,000	8,550
GATX Corp.
2.500% due 07/30/2019		600	600
3.285% due 11/05/2021 ~		2,000	1,992
General Electric Co.
2.200% due 01/09/2020		440	439
3.100% due 01/09/2023		1,115	1,125
3.450% due 05/15/2024		1,000	1,024
5.000% due 01/21/2021 •(i)		31,700	30,457
5.550% due 05/04/2020		1,351	1,382
5.550% due 01/05/2026		33,200	37,093
5.875% due 01/14/2038		2,396	2,717
6.875% due 01/10/2039		1,108	1,396
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		3,975	3,981
Georgia-Pacific LLC 8.000% due 01/15/2024		800	989
Glencore Funding LLC 4.125% due 03/12/2024		10,300	10,696
Globo Comunicacao e Participacoes S.A. 4.875% due 04/11/2022		2,700	2,789
GTP Acquisition Partners LLC 2.350% due 06/15/2045		11,800	11,763
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	3,127
Harris Corp. 3.063% due 04/30/2020 ~		7,500	7,498
HCA, Inc.
4.125% due 06/15/2029		10,000	10,253
4.750% due 05/01/2023		2,650	2,827
5.000% due 03/15/2024		12,604	13,740
5.125% due 06/15/2039		1,000	1,042
Health and Happiness International Holdings Ltd. 7.250% due 06/21/2021		2,004	2,051
Hilton Domestic Operating Co., Inc. 4.250% due 09/01/2024		3,000	3,053
Humana, Inc.
3.150% due 12/01/2022		5,000	5,106
3.950% due 03/15/2027		1,500	1,559
Huntsman International LLC 4.500% due 05/01/2029		7,400	7,640
Hyundai Capital America 3.202% due 09/18/2020 ~		11,400	11,409
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,700	1,981

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	2,100	2,430
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)	$3,700	3,709
IHS Markit Ltd.
3.625% due 05/01/2024	900	929
4.125% due 08/01/2023	5,900	6,141
4.250% due 05/01/2029	17,342	18,295
4.750% due 08/01/2028	6,450	7,054
Imperial Brands Finance PLC 3.750% due 07/21/2022	11,755	12,102
Indika Energy Capital Pte. Ltd. 6.875% due 04/10/2022	3,100	3,240
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	5,500	5,570
3.750% due 10/01/2021	4,500	4,618
JB Hunt Transport Services, Inc. 3.875% due 03/01/2026	6,200	6,493
Jeld-Wen, Inc.
4.625% due 12/15/2025	2,175	2,140
4.875% due 12/15/2027	3,700	3,589
Kansas City Southern
3.125% due 06/01/2026	8,645	8,481
4.950% due 08/15/2045	1,631	1,796
Kerr-McGee Corp. 6.950% due 07/01/2024	2,679	3,140
Keurig Dr Pepper, Inc. 4.597% due 05/25/2028	8,500	9,316
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,610	2,686
6.550% due 09/15/2040	3,300	4,088
7.300% due 08/15/2033	6,300	8,303
7.400% due 03/15/2031	500	643
7.500% due 11/15/2040	5,500	7,363
Kinetic Concepts, Inc. 12.500% due 11/01/2021	3,000	3,311
KLA-Tencor Corp.
4.100% due 03/15/2029	5,000	5,274
4.125% due 11/01/2021	7,885	8,165
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,000	1,991
2.437% due 09/11/2022	2,400	2,398
Kraft Heinz Foods Co.
3.115% due 02/10/2021 ~	13,700	13,679
3.950% due 07/15/2025	8,851	9,215
4.875% due 02/15/2025	6,000	6,189
5.000% due 06/04/2042	10,400	10,695
6.500% due 02/09/2040	1,358	1,590
6.875% due 01/26/2039	20,000	24,187
7.125% due 08/01/2039	7,120	8,764
Land O' Lakes, Inc. 7.000% due 09/18/2028 (i)	6,000	5,700
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	3,085	3,130
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	7,658	9,452
Magellan Health, Inc. 4.900% due 09/22/2024	16,000	15,864
Marathon Oil Corp.
3.850% due 06/01/2025	6,791	7,043
4.400% due 07/15/2027	15,000	15,941
Marriott International, Inc.
3.750% due 03/15/2025	3,375	3,500
4.500% due 10/01/2034	6,099	6,584
Marvell Technology Group Ltd.
4.200% due 06/22/2023	11,200	11,667
4.875% due 06/22/2028	11,200	11,878
Masco Corp.
3.500% due 11/15/2027	5,000	4,916
4.450% due 04/01/2025	5,500	5,858
4.500% due 05/15/2047	1,100	1,042
5.950% due 03/15/2022	3,808	4,120
7.125% due 03/15/2020	2,697	2,775
Masonite International Corp. 5.750% due 09/15/2026	5,750	5,937
Massachusetts Institute of Technology 4.678% due 07/01/2114	150	190
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	37,900	37,725
5.250% due 04/26/2026	17,000	17,026
Metinvest BV 7.750% due 04/23/2023	7,800	8,084
MGM China Holdings Ltd.
5.375% due 05/15/2024	9,200	9,451
5.875% due 05/15/2026	9,000	9,259

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

MGM Resorts International 5.500% due 04/15/2027		3,800	3,995
Microchip Technology, Inc. 3.922% due 06/01/2021		3,800	3,869
Micron Technology, Inc.
4.640% due 02/06/2024		5,800	6,049
5.500% due 02/01/2025		2,800	2,895
Midcontinent Express Pipeline LLC 6.700% due 09/15/2019		11,160	11,268
Mitchells & Butlers Finance PLC 1.236% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	930	1,108
MMK International Capital DAC 4.375% due 06/13/2024		$5,400	5,482
Moody's Corp. 4.875% due 02/15/2024		1,500	1,647
MPLX LP
4.500% due 04/15/2038		10,100	10,205
4.900% due 04/15/2058		2,600	2,639
Mylan NV
3.150% due 06/15/2021		3,830	3,831
3.750% due 12/15/2020		340	343
3.950% due 06/15/2026		36,300	35,061
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,169
4.200% due 11/29/2023		13,500	13,565
4.550% due 04/15/2028		5,000	4,905
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (i)		19,200	19,668
Netflix, Inc.
3.875% due 11/15/2029	EUR	9,000	11,112
5.375% due 11/15/2029		$1,700	1,810
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		4,000	3,829
Newell Brands, Inc. 4.200% due 04/01/2026		8,294	8,247
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		594	617
7.027% due 05/01/2021		887	899
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		4,583	4,435
NTT Finance Corp. 1.900% due 07/21/2021		3,650	3,620
NVR, Inc. 3.950% due 09/15/2022		4,000	4,153
NXP BV
3.875% due 06/18/2026		4,900	5,028
4.125% due 06/01/2021		3,900	4,000
4.300% due 06/18/2029		6,000	6,193
4.625% due 06/15/2022		2,950	3,098
4.625% due 06/01/2023		8,300	8,770
5.350% due 03/01/2026		1,100	1,220
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (g)(i)		3,579	39
ONEOK Partners LP
3.375% due 10/01/2022		7,991	8,120
4.900% due 03/15/2025		5,700	6,197
5.000% due 09/15/2023		7,200	7,780
ONGC Videsh Ltd. 3.250% due 07/15/2019		400	400
Oracle Corp.
3.250% due 11/15/2027		5,100	5,342
3.800% due 11/15/2037		7,500	7,946
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		2,800	2,688
Owens Corning
3.400% due 08/15/2026		15,655	15,254
4.300% due 07/15/2047		10,079	8,541
4.400% due 01/30/2048		1,900	1,613
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020		2,930	2,989
6.000% due 04/07/2023		8,600	9,386
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		500	506
4.500% due 03/15/2023		16,900	17,526
5.250% due 08/15/2022		9,150	9,682
Penske Truck Leasing Co. LP
3.900% due 02/01/2024		4,600	4,813
4.125% due 08/01/2023		7,800	8,205
4.875% due 07/11/2022		1,700	1,807
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026		2,200	2,205
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022		3,750	3,731
Petroleos Mexicanos
5.500% due 06/27/2044		5,000	4,016
5.625% due 01/23/2046		5,000	4,052

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

6.500% due 03/13/2027		25,500	25,212
Petronas Capital Ltd. 5.250% due 08/12/2019		2,100	2,107
Pioneer Natural Resources Co.
3.950% due 07/15/2022		3,277	3,409
4.450% due 01/15/2026		17,588	19,048
7.200% due 01/15/2028		4,497	5,687
7.500% due 01/15/2020		22,748	23,331
QVC, Inc.
4.375% due 03/15/2023		6,400	6,499
4.450% due 02/15/2025		7,900	7,958
4.850% due 04/01/2024		4,274	4,423
5.125% due 07/02/2022		6,527	6,796
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	910
6.750% due 09/30/2019		8,100	8,175
Reckitt Benckiser Treasury Services PLC 2.903% (US0003M + 0.560%) due 06/24/2022 ~		2,200	2,193
RELX Capital, Inc. 3.500% due 03/16/2023		4,100	4,235
Rockies Express Pipeline LLC 5.625% due 04/15/2020		9,300	9,498
Rockwell Collins, Inc. 3.500% due 03/15/2027		5,000	5,220
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,200	1,307
5.625% due 03/01/2025		6,800	7,617
5.750% due 05/15/2024		13,010	14,472
5.875% due 06/30/2026		10,705	12,237
6.250% due 03/15/2022		7,000	7,599
Sands China Ltd. 5.125% due 08/08/2025		20,500	22,026
SASOL Financing USA LLC 5.875% due 03/27/2024		10,900	11,814
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		4,309	4,303
2.400% due 09/23/2021		2,800	2,795
Southern Co.
2.350% due 07/01/2021		5,800	5,796
3.250% due 07/01/2026		14,315	14,544
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,000	3,009
3.950% due 06/15/2023		2,800	2,890
4.600% due 06/15/2028		12,961	13,603
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		2,554	2,677
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		7,988	8,007
4.738% due 09/20/2029		19,100	19,864
Standard Industries, Inc.
4.750% due 01/15/2028		3,000	2,985
5.000% due 02/15/2027		8,900	9,033
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023		300	301
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026		5,861	5,987
5.350% due 05/15/2045		7,100	7,388
Suntory Holdings Ltd. 2.550% due 06/28/2022		4,000	3,999
Syngenta Finance NV
4.441% due 04/24/2023		9,100	9,463
4.892% due 04/24/2025		5,500	5,742
5.182% due 04/24/2028		9,000	9,367
Tech Data Corp. 3.700% due 02/15/2022		3,500	3,560
Telefonica Emisiones S.A.
4.103% due 03/08/2027		1,900	2,019
4.665% due 03/06/2038		7,600	7,905
5.877% due 07/15/2019		10,370	10,382
Tencent Holdings Ltd.
3.491% due 04/11/2024 ~		7,000	7,007
3.575% due 04/11/2026		13,700	14,048
3.975% due 04/11/2029		23,900	24,990
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		4,427	4,291
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		8,484	7,751
3.650% due 11/10/2021		11,954	11,551
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	1,500	1,417
1.700% due 07/19/2019		$200	199
2.200% due 07/21/2021		13,091	12,469
2.800% due 07/21/2023		28,110	24,456
3.250% due 04/15/2022	EUR	1,650	1,856
Textron, Inc. 3.095% due 11/10/2020 ~		$17,300	17,300

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	4,900	4,937
3.000% due 04/15/2023	12,800	13,130
Thomson Reuters Corp. 3.350% due 05/15/2026	6,600	6,630
Time Warner Cable LLC
4.125% due 02/15/2021	1,500	1,528
4.500% due 09/15/2042	9,000	8,475
5.000% due 02/01/2020	7,400	7,498
Times Square Hotel Trust 8.528% due 08/01/2026	518	607
Transcontinental Gas Pipe Line Co. LLC 7.850% due 02/01/2026	12,066	15,411
Transocean Guardian Ltd. 5.875% due 01/15/2024	10,962	11,195
Transocean Pontus Ltd. 6.125% due 08/01/2025	1,796	1,858
Transocean, Inc.
7.250% due 11/01/2025	3,800	3,615
9.000% due 07/15/2023	4,000	4,275
Trimble, Inc.
4.150% due 06/15/2023	4,300	4,452
4.900% due 06/15/2028	9,200	9,861
Triumph Group, Inc.
4.875% due 04/01/2021	1,800	1,782
7.750% due 08/15/2025	4,500	4,365
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,357	3,092
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	412	435
7.125% due 04/22/2025	1,363	1,537
United Airlines Pass-Through Trust
2.875% due 04/07/2030	16,941	16,827
3.100% due 01/07/2030	1,340	1,350
3.100% due 04/07/2030	4,696	4,643
3.450% due 01/07/2030	10,314	10,544
3.700% due 09/01/2031	3,636	3,685
4.150% due 02/25/2033	12,000	12,894
United Technologies Corp. 4.125% due 11/16/2028	15,110	16,606
UnitedHealth Group, Inc. 3.750% due 07/15/2025	1,000	1,069
Universal Health Services, Inc. 4.750% due 08/01/2022	2,000	2,023
Univision Communications, Inc. 5.125% due 02/15/2025	5,800	5,546
Vale Overseas Ltd.
6.250% due 08/10/2026	12,400	14,148
6.875% due 11/10/2039	3,600	4,339
Valero Energy Corp. 4.000% due 04/01/2029	7,500	7,855
Valero Energy Partners LP
4.375% due 12/15/2026	2,500	2,683
4.500% due 03/15/2028	8,100	8,593
Vedanta Resources Ltd 8.250% due 06/07/2021	1,900	1,977
Virgin Australia Pass-Through Trust 5.000% due 04/23/2025	1,141	1,175
Viterra, Inc. 5.950% due 08/01/2020	470	486
VMware, Inc.
2.950% due 08/21/2022	14,600	14,718
3.900% due 08/21/2027	15,345	15,555
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	2,800	2,799
3.305% due 11/13/2020 ~	15,400	15,466
3.475% due 11/12/2021 ~	13,900	14,016
4.625% due 11/13/2025	9,100	9,889
4.750% due 11/13/2028	3,500	3,810
Vulcan Materials Co. 3.010% (US0003M + 0.600%) due 06/15/2020 ~	4,250	4,251
Wabtec Corp. 4.950% due 09/15/2028	15,600	16,733
Warner Media LLC 4.850% due 07/15/2045	5,000	5,052
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	2,600	2,699
Western Digital Corp. 4.750% due 02/15/2026	7,600	7,475
WestJet Airlines Ltd. 3.500% due 06/16/2021	5,000	5,028
Willamette Industries, Inc.
7.350% due 07/01/2026	2,000	2,441
9.000% due 10/01/2021	1,500	1,694
Williams Cos., Inc.
4.850% due 03/01/2048	11,000	11,770

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

5.100% due 09/15/2045	650	702
Woodside Finance Ltd.
3.650% due 03/05/2025	9,700	9,958
3.700% due 09/15/2026	11,600	11,794
3.700% due 03/15/2028	6,100	6,109
4.500% due 03/04/2029	15,000	15,856
WRKCo, Inc.
3.000% due 09/15/2024	805	813
3.900% due 06/01/2028	7,400	7,611
Wyndham Destinations, Inc. 5.750% due 04/01/2027	8,300	8,694
Wynn Macau Ltd.
4.875% due 10/01/2024	9,200	9,039
5.500% due 10/01/2027	40,720	39,702
Yara International ASA 4.750% due 06/01/2028	16,500	17,794
Yellowstone Energy LP 5.750% due 12/31/2026 «	3,520	3,655
Yingde Gases Investment Ltd. 6.250% due 01/19/2023	1,100	1,119
ZF North America Capital, Inc. 4.500% due 04/29/2022	3,329	3,393
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	7,748	7,755
3.150% due 04/01/2022	10,000	10,173
3.700% due 03/19/2023	1,000	1,032
4.625% due 11/30/2019	1,580	1,593
Zoetis, Inc. 3.000% due 09/12/2027	2,300	2,299
		4,018,838
UTILITIES 8.7%

American Electric Power Co., Inc. 3.650% due 12/01/2021	9,300	9,592
American Transmission Systems, Inc. 5.250% due 01/15/2022	4,275	4,557
AT&T, Inc.
3.270% due 06/01/2021 ~	59,700	60,015
3.418% due 02/15/2023 ~	3,925	3,886
3.547% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,541
3.616% due 06/12/2024 ~	38,700	39,214
3.800% due 02/15/2027	3,100	3,226
3.875% due 01/15/2026	4,392	4,597
4.100% due 02/15/2028	19,670	20,856
4.125% due 02/17/2026	19,000	20,220
4.250% due 03/01/2027	200	214
4.300% due 02/15/2030	59,979	64,105
4.500% due 03/09/2048	22,500	23,089
4.550% due 03/09/2049	18,815	19,282
4.800% due 06/15/2044	2,025	2,140
5.150% due 03/15/2042	4,200	4,595
5.150% due 11/15/2046	10,330	11,427
5.350% due 09/01/2040	636	718
5.450% due 03/01/2047	22,000	25,283
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049	16,700	18,853
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	2,950	3,092
6.875% due 07/30/2019	9,150	9,175
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	12,128
CNOOC Finance Ltd. 4.250% due 01/26/2021	700	719
Drax Finco PLC 6.625% due 11/01/2025	3,200	3,287
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,000	1,009
2.950% due 12/01/2026	160	163
Duke Energy Corp.
2.400% due 08/15/2022	5,000	4,998
3.028% due 05/14/2021 ~	3,300	3,309
Duke Energy Florida LLC 3.200% due 01/15/2027	1,100	1,135
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	15,400	15,493
Edison International 5.750% due 06/15/2027	8,000	8,603
Electricite de France S.A. 4.875% due 01/22/2044	500	554
Emera U.S. Finance LP
2.700% due 06/15/2021	7,693	7,720
4.750% due 06/15/2046	15,000	16,180
Enable Midstream Partners LP
3.900% due 05/15/2024	8,956	9,077
4.400% due 03/15/2027	18,850	19,007

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.950% due 05/15/2028		5,000	5,250
Enel Finance International NV
2.875% due 05/25/2022		10,000	10,080
3.625% due 05/25/2027		14,262	14,334
4.250% due 09/14/2023		2,500	2,626
Entergy Arkansas, Inc. 3.700% due 06/01/2024		594	629
Entergy Corp.
4.000% due 07/15/2022		900	936
5.125% due 09/15/2020		3,800	3,891
Entergy New Orleans LLC 5.100% due 12/01/2020		10,000	10,188
Eversource Energy 2.900% due 10/01/2024		3,200	3,253
Exelon Corp.
3.950% due 06/15/2025		6,400	6,835
5.150% due 12/01/2020		4,500	4,641
Exelon Generation Co. LLC
4.000% due 10/01/2020		2,500	2,538
6.250% due 10/01/2039		990	1,172
FirstEnergy Corp. 2.850% due 07/15/2022		1,922	1,948
Fortis, Inc. 2.100% due 10/04/2021		2,145	2,127
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		10,600	10,827
6.000% due 11/27/2023		15,500	16,865
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	2,500	2,958
2.949% due 01/24/2024		3,800	4,636
3.125% due 11/17/2023		700	862
4.250% due 04/06/2024	GBP	5,600	7,566
4.950% due 07/19/2022		$3,700	3,887
4.950% due 03/23/2027		6,000	6,349
5.150% due 02/11/2026		6,600	7,045
6.510% due 03/07/2022		47,200	51,073
Georgia Power Co. 3.250% due 03/30/2027		420	424
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		8,150	8,440
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022		4,000	4,099
3.900% due 04/01/2024		13,200	13,739
Mississippi Power Co. 3.950% due 03/30/2028		9,000	9,454
National Rural Utilities Cooperative Finance Corp. 2.694% due 06/30/2021 ~		4,000	4,011
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~		23,500	23,509
2.900% due 04/01/2022		2,500	2,544
3.150% due 04/01/2024		5,900	6,059
3.241% due 02/25/2022 ~		10,100	10,161
3.250% due 04/01/2026		1,600	1,647
4.800% due 12/01/2077 •		4,500	4,237
5.650% due 05/01/2079 •		5,000	5,158
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		15,582	15,990
NRG Energy, Inc.
3.750% due 06/15/2024		3,500	3,597
4.450% due 06/15/2029		1,500	1,562
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		1,080	1,075
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (c)		2,764	1,737
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		5,902	5,696
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (c)		14,792	3,775
Oi S.A. (10.000% Cash) 10.000% due 07/27/2025 (c)(k)		5,500	5,734
ONEOK, Inc.
4.350% due 03/15/2029		15,200	16,257
4.550% due 07/15/2028		29,100	31,599
4.950% due 07/13/2047		5,500	5,817
5.200% due 07/15/2048		4,300	4,740
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)		1,500	1,447
3.250% due 09/15/2021 ^(d)		3,407	3,339
3.300% due 03/15/2027 ^(d)		3,800	3,629
3.300% due 12/01/2027 ^(d)		18,500	17,621
3.500% due 10/01/2020 ^(d)		5,450	5,341
3.850% due 11/15/2023 ^(d)		545	538
4.250% due 05/15/2021 ^(d)		5,100	5,049
4.650% due 08/01/2028 ^(d)		11,400	11,685
Pennsylvania Electric Co. 6.150% due 10/01/2038		1,600	1,988

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Piedmont Natural Gas Co., Inc. 3.640% due 11/01/2046	1,500	1,425
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,382
3.600% due 11/01/2024	12,900	13,086
3.850% due 10/15/2023	25,812	26,676
4.500% due 12/15/2026	8,600	9,144
4.650% due 10/15/2025	13,394	14,269
4.700% due 06/15/2044	2,385	2,299
4.900% due 02/15/2045	3,300	3,284
5.150% due 06/01/2042	5,000	4,987
6.650% due 01/15/2037	1,600	1,860
PPL WEM Ltd. 5.375% due 05/01/2021	2,200	2,277
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	1,200	1,189
Rio Oil Finance Trust
8.200% due 04/06/2028	17,700	19,913
9.750% due 01/06/2027	11,936	13,757
San Diego Gas & Electric Co. 4.100% due 06/15/2049	9,500	9,878
Sempra Energy
2.860% due 03/15/2021 ~	3,500	3,487
3.097% due 01/15/2021 ~	1,000	997
3.400% due 02/01/2028	2,800	2,794
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	919
Sinopec Group Overseas Development Ltd. 1.750% due 09/29/2019	22,300	22,269
Southern California Edison Co.
3.700% due 08/01/2025	8,800	9,101
3.900% due 12/01/2041	1,100	1,035
6.650% due 04/01/2029	5,739	6,572
Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	5,475	5,523
3.875% due 11/15/2025	2,300	2,420
4.400% due 05/30/2047	5,154	5,453
Southern Power Co.
1.950% due 12/15/2019	6,000	5,983
2.500% due 12/15/2021	6,000	6,009
2.937% due 12/20/2020 ~	6,700	6,702
Sprint Communications, Inc. 7.000% due 08/15/2020	618	642
Sprint Corp. 7.250% due 09/15/2021	16,181	17,233
State Grid Overseas Investment Ltd. 2.750% due 05/04/2022	3,000	3,011
Targa Resources Partners LP 5.000% due 01/15/2028	14,425	14,497
Telstra Corp. Ltd. 4.800% due 10/12/2021	3,600	3,787
Transcanada Trust 5.300% due 03/15/2077 •	22,550	21,691
Transocean Proteus Ltd. 6.250% due 12/01/2024	750	777
Verizon Communications, Inc.
3.618% due 05/15/2025 ~	13,200	13,381
4.329% due 09/21/2028	5,000	5,534
4.522% due 09/15/2048	6,100	6,823
4.672% due 03/15/2055	7,726	8,753
4.862% due 08/21/2046	200	233
5.012% due 04/15/2049	7,827	9,324
5.012% due 08/21/2054	10,000	11,972
Vistra Operations Co. LLC 3.550% due 07/15/2024	5,000	5,033
Vodafone Group PLC
3.750% due 01/16/2024	2,900	3,038
4.375% due 05/30/2028	3,300	3,567
4.875% due 06/19/2049	5,400	5,685
7.000% due 04/04/2079 •	5,900	6,373
		1,230,317
Total Corporate Bonds & Notes (Cost $10,430,665)		10,756,336

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	2,230	2,236

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	2,080	2,100

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $4,159)		4,336

U.S. GOVERNMENT AGENCIES 10.7%

Fannie Mae UMBS
3.000% due 01/01/2045	322	327
3.500% due 07/01/2046	4,552	4,726
Fannie Mae UMBS, TBA
3.000% due 09/01/2049	18,900	19,024
3.500% due 07/01/2049 - 09/01/2049	1,109,900	1,134,228
4.000% due 07/01/2049 - 08/01/2049	342,300	353,656
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(i)	3,000	3,138
Freddie Mac
11.404% due 03/25/2029 •	499	617
16.592% due 11/25/2055 «~	3,460	2,074
Total U.S. Government Agencies (Cost $1,511,681)		1,517,790

U.S. TREASURY OBLIGATIONS 24.1%

U.S. Treasury Bonds
2.500% due 02/15/2045 (o)	41,640	41,443
2.500% due 02/15/2046 (m)	89,225	88,657
2.500% due 05/15/2046 (m)	93,508	92,865
2.750% due 11/15/2047 (q)	32	33
2.875% due 08/15/2045 (m)(q)	27,317	29,169
2.875% due 11/15/2046 (o)	10,966	11,722
3.000% due 05/15/2042 (o)(q)	2,750	3,009
3.000% due 11/15/2044	4,454	4,862
3.000% due 02/15/2049 (m)	448,304	491,751
3.125% due 02/15/2042 (m)	74,170	82,884
3.125% due 08/15/2044 (q)	70,025	78,064
3.125% due 05/15/2048 (m)	106,663	119,546
3.375% due 05/15/2044 (m)(q)	175,750	204,076
3.500% due 02/15/2039 (q)	707	839
3.625% due 02/15/2044	21,050	25,418
4.375% due 05/15/2040 (o)	6,695	8,910
6.250% due 05/15/2030 (o)(q)	5,950	8,392
U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2025 (o)	10,451	10,570
0.375% due 01/15/2027 (o)	97,522	98,239
0.500% due 01/15/2028 (o)	22,664	23,045
U.S. Treasury Notes
2.875% due 05/15/2049	452,900	485,178
2.000% due 05/31/2024 (o)(q)	175,270	177,259
2.250% due 02/15/2027 (o)(q)	137,299	140,640
2.250% due 11/15/2027 (o)(q)	179,097	183,277
2.375% due 05/15/2029 (m)	178,023	183,889
2.625% due 02/15/2029 (m)	31,319	33,013
2.875% due 05/15/2028 (o)(q)	118,068	126,720
2.875% due 08/15/2028	143,866	154,543
3.125% due 11/15/2028 (o)(q)	463,454	508,134
Total U.S. Treasury Obligations (Cost $3,239,088)		3,416,147

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

American Home Mortgage Assets Trust 3.444% due 10/25/2046 •	2,386	2,151
American Home Mortgage Investment Trust 4.294% due 11/25/2045 ^•	877	650
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	764	758
Banc of America Funding Trust
2.573% due 10/20/2036 •	2,205	1,982
2.663% due 06/20/2047 •	1,569	1,442
2.804% due 05/25/2037 ^•	578	503
30.290% due 07/25/2047 ^•	1,004	1,923
BCAP LLC Trust
2.624% due 05/25/2047 ^•	1,270	1,203
4.003% due 07/26/2036 ~	250	232
Bear Stearns ALT-A Trust
2.724% due 08/25/2036 •	784	848
4.016% due 08/25/2036 ^~	1,262	860
4.253% due 03/25/2036 ^~	280	240
4.276% due 04/25/2035 ~	17,497	17,106
ChaseFlex Trust 2.744% due 08/25/2037 •	627	671
Citigroup Mortgage Loan Trust 4.170% due 03/25/2037 ^~	502	465
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,148	881
Countrywide Alternative Loan Trust
2.564% due 07/25/2036 •	1,364	1,332
2.564% due 12/25/2046 ^•	17	17
2.573% due 09/20/2046 •	3,200	2,773

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.574% due 11/25/2036 •	172	167
2.593% due 09/20/2046 •	3,073	2,468
2.594% due 09/25/2046 ^•	3,113	2,868
2.754% due 05/25/2037 ^•	913	472
3.854% due 08/25/2035 ^•	2,857	2,603
5.500% due 01/25/2036	1,614	1,501
6.000% due 03/25/2036 ^	1,204	936
6.000% due 05/25/2036 ^	123	94
6.500% due 12/25/2036 ^	472	336
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058	7,694	7,785
4.300% due 04/28/2037 ~	2,396	2,432
Credit Suisse Mortgage Capital Trust 3.924% due 05/27/2037 ~	4,725	3,810
DBUBS Mortgage Trust 4.537% due 07/10/2044	300	310
HarborView Mortgage Loan Trust
2.890% due 01/19/2036 •	2,800	2,239
3.960% due 06/19/2036 ^~	1,002	664
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	164	154
JPMorgan Alternative Loan Trust
2.624% due 09/25/2036 ^•	137	137
4.349% due 05/25/2037 ^~	1,465	1,344
6.310% due 08/25/2036 ^þ	2,481	2,352
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	372	354
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •	10	10
4.879% due 05/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	457	194
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	40	43
Morgan Stanley Resecuritization Trust 2.970% due 12/26/2046 •	12,221	12,045
MortgageIT Mortgage Loan Trust 2.604% due 04/25/2036 •	7,184	6,401
New Century Alternative Mortgage Loan Trust 6.167% due 07/25/2036 ^þ	1,238	640
New Residential Mortgage Loan Trust 4.500% due 05/25/2058	16,570	17,583
Residential Accredit Loans, Inc. Trust
2.584% due 05/25/2036 •	1,854	1,777
2.594% due 08/25/2036 ^•	1,533	1,446
4.609% due 07/25/2035 ~	337	323
4.934% due 01/25/2036 ^~	2,093	1,909
5.165% due 09/25/2035 ^~	185	168
Structured Adjustable Rate Mortgage Loan Trust
2.704% due 08/25/2036 ^•	1,135	907
3.977% due 05/25/2036 ^~	1,752	1,509
4.255% due 07/25/2036 ^~	2,926	2,644
4.489% due 02/25/2036 ^~	557	531
Thornburg Mortgage Securities Trust 4.129% due 09/25/2037 ~	8	9
Wachovia Mortgage Loan Trust LLC 4.849% due 05/20/2036 ^~	635	630
WaMu Mortgage Pass-Through Certificates Trust 3.998% due 07/25/2037 ^~	596	565
Washington Mutual Mortgage Pass-Through Certificates Trust
3.344% due 11/25/2046 ^•	1,686	1,529
6.000% due 07/25/2036	307	255
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	202	197
Total Non-Agency Mortgage-Backed Securities (Cost $108,088)		120,387

ASSET-BACKED SECURITIES 2.6%

Aames Mortgage Investment Trust 3.604% due 06/25/2035 •	3,600	3,526
AASET Trust 3.967% due 05/16/2042	4,125	4,174
Accredited Mortgage Loan Trust 2.664% due 09/25/2036 •	4,471	4,399
ACE Securities Corp. Home Equity Loan Trust
2.564% due 08/25/2036 ^•	1,741	570
2.604% due 12/25/2036 •	5,864	2,188
3.349% due 05/25/2035 •	5,500	5,409
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	4,286	4,349
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.094% due 07/25/2035 •	506	508
Argent Securities Trust
2.514% due 09/25/2036 •	1,932	788
2.674% due 05/25/2036 •	1,523	592

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.784% due 02/25/2036 •	3,198	2,617
Asset-Backed Funding Certificates Trust 2.534% due 01/25/2037 •	5,219	3,737
Asset-Backed Securities Corp. Home Equity Loan Trust 4.279% due 09/25/2034 •	1,194	1,238
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	2,327	2,347
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 «þ	4,450	4,452
Bear Stearns Asset-Backed Securities Trust
2.754% due 12/25/2035 ^•	400	278
2.814% due 12/25/2035 •	19	20
3.404% due 08/25/2035 •	179	142
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	5,094	5,252
Business Jet Securities LLC 4.335% due 02/15/2033	3,279	3,316
Citigroup Mortgage Loan Trust 2.664% due 03/25/2036 •	2,018	1,872
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 ^•	2,521	2,244
2.624% due 09/25/2047 ^•	742	661
2.644% due 03/25/2036 •	1,925	1,736
Countrywide Asset-Backed Certificates Trust 3.144% due 08/25/2047 •	4,667	4,637
Credit-Based Asset Servicing & Securitization Trust 2.554% due 11/25/2036 •	1,522	959
ECAF Ltd.
3.473% due 06/15/2040	798	803
4.947% due 06/15/2040	6,835	7,043
Fremont Home Loan Trust
2.554% due 01/25/2037 •	1,788	1,054
2.574% due 02/25/2037 •	2,329	1,199
3.094% due 01/25/2035 •	144	144
GSAA Home Equity Trust
2.554% due 07/25/2036 •	62,399	28,991
2.564% due 05/25/2036 •	40,995	17,850
2.659% due 01/25/2036 •	23,212	21,399
4.101% due 03/25/2036 ~	2,010	1,317
GSAMP Trust
2.544% due 09/25/2036 •	86,393	41,656
2.564% due 01/25/2037 •	3,970	2,748
Home Equity Loan Trust 2.744% due 04/25/2037 •	3,100	2,636
Home Equity Mortgage Loan Asset-Backed Trust 2.904% due 10/25/2035 •	4,238	4,182
JPMorgan Mortgage Acquisition Trust
2.554% due 01/25/2037 •	1,445	1,446
6.080% due 08/25/2036 þ	1,812	1,342
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,331	4,441
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	11,885	12,254
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	6,885	7,029
Lehman XS Trust 2.584% due 06/25/2036 •	679	590
Long Beach Mortgage Loan Trust 2.584% due 03/25/2046 •	7,498	6,062
MAPS Ltd. 4.212% due 05/15/2043	6,372	6,535
MASTR Asset-Backed Securities Trust
2.644% due 03/25/2036 •	3,487	2,559
2.904% due 10/25/2035 ^•	1,621	1,551
MelTel Land Funding LLC 3.768% due 04/15/2049	2,900	2,972
Merrill Lynch Mortgage Investors Trust
2.574% due 07/25/2037 •	1,521	853
2.664% due 03/25/2037 •	11,825	10,601
2.854% due 02/25/2047 •	6,782	4,982
METAL LLC 4.581% due 10/15/2042	11,973	12,104
Morgan Stanley ABS Capital, Inc. Trust
2.544% due 10/25/2036 •	1,297	802
2.554% due 11/25/2036 •	2,005	1,445
2.554% due 12/25/2036 •	945	586
2.554% due 02/25/2037 •	4,912	2,977
2.584% due 02/25/2037 •	13,358	6,371
2.604% due 02/25/2037 •	644	393
2.624% due 10/25/2036 •	1,417	887
2.634% due 02/25/2037 •	5,090	2,445
2.654% due 08/25/2036 •	7,881	4,962
2.714% due 12/25/2035 •	856	853
3.654% due 07/25/2037 •	2,100	1,998

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Morgan Stanley Home Equity Loan Trust
2.504% due 04/25/2037 •		298	200
2.754% due 04/25/2037 •		1,420	982
3.349% (US0001M + 0.945%) due 05/25/2035 ~		2,366	2,374
National Collegiate Student Loan Trust 2.674% due 03/26/2029 •		63	62
New Century Home Equity Loan Trust 2.874% due 02/25/2036 •		6,100	5,339
NovaStar Mortgage Funding Trust
2.554% due 03/25/2037 •		1,372	673
2.614% due 01/25/2037 •		5,229	2,468
2.680% due 10/25/2036 •		1,402	838
Option One Mortgage Loan Trust 2.544% due 01/25/2037 •		5,432	3,602
RBSSP Resecuritization Trust 2.590% due 11/26/2036 •		1,527	1,510
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		12,451	7,211
Residential Asset Mortgage Products Trust 2.864% due 12/25/2035 •		10,444	8,963
S-Jets Ltd. 3.967% due 08/15/2042		11,411	11,655
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		10,085	10,230
Securitized Asset-Backed Receivables LLC Trust 2.654% due 03/25/2036 •		1,571	1,139
Specialty Underwriting & Residential Finance Trust
2.554% due 06/25/2037 •		686	464
2.674% due 04/25/2037 •		1,525	959
4.268% due 02/25/2037 ^þ		1,869	1,044
Sprite Ltd. 4.250% due 12/15/2037		6,664	6,837
START Ireland 4.089% due 03/15/2044		4,223	4,255
Structured Asset Investment Loan Trust
2.554% due 09/25/2036 •		780	754
2.564% due 05/25/2036 •		466	445
Structured Asset Securities Corp. Mortgage Loan Trust 2.904% due 11/25/2037 •		8,000	7,307
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,794	2,873
Total Asset-Backed Securities (Cost $355,884)			374,257

SOVEREIGN ISSUES 1.6%

Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	1,268	824
3.750% due 12/31/2038 þ		$8,032	4,719
6.250% due 11/09/2047	EUR	1,400	1,158
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	5,650	115
63.705% due 06/21/2020 ~(a)		170,300	3,913
Corp. Financiera de Desarrollo S.A. 3.250% due 07/15/2019		$3,600	3,602
Indonesia Government International Bond 2.875% due 07/08/2021	EUR	1,600	1,923
Iraq Government International Bond 6.752% due 03/09/2023		$1,750	1,802
Kuwait International Government Bond 3.500% due 03/20/2027		24,700	26,334
Mexico Government International Bond 4.600% due 02/10/2048		2,900	3,002
Peru Government International Bond
5.940% due 02/12/2029	PEN	18,400	6,100
6.350% due 08/12/2028		97,900	33,396
8.200% due 08/12/2026		142,200	53,729
Qatar Government International Bond 3.875% due 04/23/2023		$37,600	39,482
Saudi Government International Bond
2.375% due 10/26/2021		15,000	14,993
2.875% due 03/04/2023		14,200	14,386
4.000% due 04/17/2025		6,700	7,142
Slovenia Government International Bond 5.250% due 02/18/2024		1,550	1,745
Ukraine Government International Bond 7.375% due 09/25/2032		2,300	2,267
Total Sovereign Issues (Cost $215,989)			220,632
		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex S.A.B. de C.V. (e)		441,790	2

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Urbi Desarrollos Urbanos S.A.B. de C.V. (e)	141,128	7
		9
INDUSTRIALS 0.0%

Westmoreland Mining Holdings LLC «(k)	48,126	698
Total Common Stocks (Cost $11,683)		707

WARRANTS 0.0%

UTILITIES 0.0%

Vistra Energy Corp. - Exp. 02/02/2024	11,865	23
Total Warrants (Cost $31)		23

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co. 7.500%	7,750	10,572
Total Convertible Preferred Securities (Cost $5,523)		10,572

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.4%

AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(i)	30,000	3,199
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)	106,000	10,972
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)	25,000	2,611
Encina Private Credit, LLC «	3,793	1
Farm Credit Bank of Texas 10.000% due 12/15/2020 (i)(k)	13,000	14,365
Nationwide Building Society 10.250% ~	156,400	30,066
		61,214
INDUSTRIALS 0.3%

Energy Transfer Operating LP 7.600% due 05/15/2024 ~(i)	1,567,000	39,065
Total Preferred Securities (Cost $101,240)		100,279

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Welltower, Inc.	74,398	6,066
Total Real Estate Investment Trusts (Cost $4,200)		6,066
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%

CERTIFICATES OF DEPOSIT 0.1%

Lloyds Bank Corporate Markets PLC 2.843% due 09/24/2020 ~	$10,700	10,732

REPURCHASE AGREEMENTS (l) 0.0%		2,506
U.S. TREASURY BILLS 0.0%

2.131% due 08/20/2019 (f)(g)(m)(o)	3,676	3,665

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $16,871)		16,903
Total Investments in Securities (Cost $16,511,185)		17,046,553

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	62,667,281	619,905
Total Short-Term Instruments (Cost $619,911)		619,905
Total Investments in Affiliates (Cost $619,911)		619,905
Total Investments 124.5% (Cost $17,131,096)		$17,666,458
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $72,900)		17,911
Other Assets and Liabilities, net (24.6)%		(3,494,728)

Net Assets 100.0%		$14,189,641

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$12,046	$12,195	0.09%
Delta Air Lines, Inc.	4.501	09/30/2019	09/29/2014	9,426	9,442	0.07
Farm Credit Bank of Texas	10.000	12/15/2020	08/26/2010 - 12/03/2010	13,263	14,365	0.10
Norwegian Air Shuttle	4.311	06/24/2026	06/25/2014	11,221	10,744	0.08
Norwegian Air Shuttle	6.811	06/24/2021	06/25/2014	5,072	5,010	0.03
Oi S.A. (10.000% Cash)	10.000	07/27/2025	05/08/2019 - 07/02/2019	5,743	5,734	0.04
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,196	0.04
Westmoreland Mining Holdings LLC			12/08/2014	1,405	698	0.00
				$64,176	$64,384	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.750%	06/25/2019	07/02/2019	$194	U.S. Treasury Bonds 3.375% due 11/15/2048	$(194)	$194	$194
FICC	2.000	06/28/2019	07/01/2019	2,312	U.S. Treasury Notes 2.250% due 03/31/2021	(2,361)	2,312	2,312
Total Repurchase Agreements						$(2,554)	$2,506	$2,506

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.590%	04/25/2019	07/16/2019	$(5,244)	$(5,269)
	2.600	05/06/2019	07/15/2019	(228,707)	(229,632)
	2.600	05/09/2019	07/09/2019	(78,249)	(78,549)
BOS	2.520	06/19/2019	07/03/2019	(128,750)	(128,858)
BRC	0.750	02/12/2019	TBD(3)	(3,960)	(3,971)
	1.850	06/18/2019	TBD(3)	(1,048)	(1,049)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	2.450	04/18/2019	TBD(3)	(3,965)	(3,985)
BSN	2.540	04/04/2019	07/02/2019	(192,063)	(193,255)
JML	1.750	04/04/2019	TBD(3)	(5,290)	(5,313)
JPS	2.380	06/18/2019	08/15/2019	(75,693)	(75,758)
SGY	2.540	06/13/2019	07/05/2019	(32,963)	(33,005)
Total Reverse Repurchase Agreements					$(758,644)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	2.580%	06/18/2019	07/02/2019	$(43,865)	$(43,905)
	2.580	06/24/2019	07/01/2019	(877)	(878)
	2.600	06/20/2019	07/05/2019	(53,842)	(53,885)
	2.630	06/18/2019	07/02/2019	(36,563)	(36,598)
	2.630	06/18/2019	07/02/2019	(53,727)	(53,778)
MSC	2.600	04/24/2019	07/23/2019	(45,561)	(45,787)
	2.610	06/19/2019	07/10/2019	(17,986)	(18,001)
	2.610	06/19/2019	07/10/2019	(55,170)	(55,218)
	2.610	06/19/2019	07/10/2019	(55,170)	(55,218)
	2.610	06/19/2019	07/10/2019	(55,170)	(55,218)
UBS	2.590	04/30/2019	07/09/2019	(17,069)	(17,145)
	2.590	04/30/2019	07/09/2019	(2,976)	(2,990)
	2.590	04/30/2019	07/09/2019	(49,605)	(49,826)
	2.590	04/30/2019	07/09/2019	(16,462)	(16,536)
	2.590	04/30/2019	07/09/2019	(28,261)	(28,389)
	2.590	04/30/2019	07/09/2019	(52,433)	(52,670)
	2.590	04/30/2019	07/09/2019	(16,352)	(16,425)
	2.600	04/17/2019	07/17/2019	(42,575)	(42,805)
	2.600	04/17/2019	07/17/2019	(51,461)	(51,740)
	2.600	04/17/2019	07/17/2019	(51,461)	(51,740)
	2.600	04/17/2019	07/17/2019	(48,758)	(49,025)
	2.600	04/23/2019	07/24/2019	(48,773)	(49,019)
	2.600	04/23/2019	07/24/2019	(48,773)	(49,019)
	2.600	04/23/2019	07/24/2019	(48,773)	(49,019)
	2.600	04/23/2019	07/24/2019	(17,499)	(17,587)
	2.600	04/23/2019	07/24/2019	(51,160)	(51,418)
	2.600	04/23/2019	07/24/2019	(32,011)	(32,172)
	2.600	04/23/2019	07/24/2019	(31,631)	(31,788)
	2.600	04/23/2019	07/24/2019	(22,133)	(22,244)
	2.600	04/23/2019	07/24/2019	(52,199)	(52,462)
	2.600	04/23/2019	07/24/2019	(52,199)	(52,462)
	2.600	04/23/2019	07/24/2019	(52,199)	(52,462)
	2.600	04/23/2019	07/24/2019	(52,199)	(52,462)
	2.600	04/23/2019	07/24/2019	(2,909)	(2,923)
	2.600	04/23/2019	07/24/2019	(49,271)	(49,516)
	2.600	04/25/2019	07/30/2019	(30,943)	(31,093)
	2.600	06/18/2019	07/17/2019	(32,687)	(32,717)
	2.600	06/18/2019	07/30/2019	(547)	(547)
	2.600	06/26/2019	07/17/2019	(28,694)	(28,704)
	2.650	03/12/2019	01/31/2020	(34,796)	(35,087)
	2.650	03/12/2019	01/31/2020	(51,780)	(52,213)
Total Sale-Buyback Transactions					$(1,542,691)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Government Agencies 0.0%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$3,000	$(3,020)	$(3,022)
U.S. Treasury Obligations 0.0%
U.S. Treasury Bonds	3.375%	11/15/2048	164	(192)	(194)
Total Short Sales 0.0%				$(3,212)	$(3,216)

(m)	Securities with an aggregate market value of $2,376,942 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(1,764,514) at a weighted average interest rate of 2.478%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for sale-buyback transactions includes $(3,001) of deferred price drop.

(5)	Payable for short sales includes $(1) of accrued interest.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$127.000	07/26/2019	30	$30	$(8)	$(7)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.500	07/26/2019	30	30	(8)	(5)
Total Written Options					$(16)	$(12)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	3,179	$375,619	$5,022	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2019	4,489	574,452	12,657	140	0
				$17,679	$140	$0

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2019	747	$(75,335)	$(452)	$425	$(151)
Euro-Bund 10-Year Bond September Futures	09/2019	552	(108,425)	(1,096)	0	(151)
United Kingdom Long Gilt September Futures	09/2019	129	(21,346)	(239)	41	0
				$(1,787)	$466	$(302)
Total Futures Contracts				$15,892	$606	$(302)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.169%	$13,100	$(355)	$191	$(164)	$4	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.073	11,500	(222)	114	(108)	0	(1)
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.090	3,800	(86)	34	(52)	0	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.111	7,000	15	(109)	(94)	1	0
						$(648)	$230	$(418)	$5	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.123%	$7,000	$(136)	$258	$122	$1	$0
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.192	10,600	(304)	517	213	0	(4)
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.237	11,700	(123)	387	264	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.095	22,500	315	(109)	206	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.211	28,750	198	365	563	0	(5)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.242	36,650	416	407	823	0	(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.285		22,400	463	87	550	0	(8)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.317		19,400	(120)	637	517	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.405		10,000	(132)	405	273	2	0
Chesapeake Energy Corp.	5.000	Quarterly	06/20/2021	4.438		7,000	429	(344)	85	33	0
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2021	5.507		2,500	(7)	(18)	(25)	0	(1)
Daimler AG	1.000	Quarterly	12/20/2020	0.173	EUR	3,500	58	(7)	51	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		1,900	5	0	5	1	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.195		$8,500	461	47	508	0	(21)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	3.693		400	3	16	19	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.305		10,000	(271)	444	173	0	(4)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.455		7,600	(210)	333	123	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.899		1,800	278	(97)	181	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.529		9,400	1,426	(184)	1,242	15	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.805		2,000	365	(95)	270	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.775		10,300	1,587	(725)	862	13	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	1.034		900	153	(65)	88	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	1.204		1,100	190	(68)	122	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.448		10,900	2,010	(709)	1,301	9	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.838		2,400	326	(7)	319	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		9,100	(427)	504	77	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2024	0.928		8,400	(18)	49	31	6	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.263		4,000	61	(24)	37	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.300		12,200	180	(9)	171	4	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.359		16,000	212	43	255	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.398		6,100	68	41	109	2	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.276		10,000	(142)	252	110	0	(7)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.679		4,200	650	134	784	1	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.307		6,300	(773)	925	152	1	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.258		2,800	(4)	61	57	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.276		34,500	305	435	740	5	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.346		40,500	818	92	910	0	(5)
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.483		2,800	(69)	132	63	0	0
Morgan Stanley	1.000	Quarterly	06/20/2020	0.215		66,700	1,037	(504)	533	11	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.367		5,000	63	31	94	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.786	EUR	19,600	143	101	244	27	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.488		$5,900	99	5	104	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.242		6,900	20	135	155	2	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.655		12,300	552	121	673	0	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.367		1,800	35	4	39	0	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.184		4,700	60	7	67	0	(1)
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.451	EUR	11,200	100	186	286	4	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.605		3,600	36	46	82	1	0
							$10,386	$4,242	$14,628	$158	$(64)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	276,100	$(8,546)	$682	$(7,864)	$0	$(295)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$253,700	$(9,342)	$1,429	$(7,913)	$98	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	128,000	9,382	416	9,798	114	0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	(26)	2	0	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	635	69	704	9	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	255,000	3,860	1,931	5,791	118	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	4,022,100	80,569	6,299	86,868	1,873	0
					$85,132	$10,118	$95,250	$2,212	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.290%	Semi-Annual	05/28/2024		$5,700	$(7)	$(132)	$(139)	$5	$0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		46,700	(58)	(966)	(1,024)	40	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		45,500	(59)	(893)	(952)	39	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		45,400	(55)	(960)	(1,015)	39	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024		50,800	(56)	(1,057)	(1,113)	44	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		45,500	(50)	(884)	(934)	40	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		45,400	(56)	(858)	(914)	40	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		46,700	(47)	(1,095)	(1,142)	41	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		46,700	(47)	(1,051)	(1,098)	41	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	06/10/2024		50,800	(66)	(1,010)	(1,076)	45	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		46,800	(58)	(867)	(925)	42	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		52,800	(74)	(896)	(970)	47	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		45,400	(58)	(885)	(943)	41	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		45,600	(68)	(644)	(712)	41	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		45,600	(71)	(530)	(601)	42	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		47,000	(63)	(628)	(691)	43	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		47,000	(71)	(575)	(646)	44	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024		46,000	(68)	(637)	(705)	43	0
Receive	3-Month USD-LIBOR	2.110	Semi-Annual	06/25/2024		46,500	(67)	(690)	(757)	43	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/26/2024		46,400	(68)	(622)	(690)	43	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		46,400	(73)	(397)	(470)	44	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		53,700	(81)	(460)	(541)	51	0
Receive(6)	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		46,400	(79)	(191)	(270)	0	(270)
Receive(6)	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024		53,700	(99)	(368)	(467)	0	(467)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		130,400	9,863	(18,084)	(8,221)	794	0
Receive(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	66,500	(588)	(3,638)	(4,226)	0	(268)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		76,700	(1,521)	(850)	(2,371)	0	(300)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		11,600	(87)	(1,868)	(1,955)	0	(87)
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	74,500	7	1,590	1,597	0	(46)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		188,300	(1,367)	(8,889)	(10,256)	182	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		41,700	669	(4,271)	(3,602)	187	0
Receive	6-Month GBP-LIBOR	1.750	Semi-Annual	09/21/2066		800	(219)	14	(205)	12	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(43)	(1,233)	(1,276)	0	(35)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		14,860,000	(434)	(5,677)	(6,111)	0	(131)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,330,000	0	(503)	(503)	0	(12)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	(643)	(2,377)	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	(1,153)	(3,608)	0	(4)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(12)	(1)	4	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,500	(444)	172	(272)	28	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	138	(187)	22	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	245	(384)	48	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	167	(280)	34	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	132	(216)	25	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	959	(1,459)	161	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	(2)	(2)	4	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	867	867	276	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	499	564	179	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	348	348	176	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		1,548,400	(1,040)	1,853	813	457	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024		446,600	0	708	708	145	0
Pay	28-Day MXN-TIIE	7.850	Lunar	04/17/2024		2,401,100	15	2,871	2,886	783	0
Pay	28-Day MXN-TIIE	7.910	Lunar	04/18/2024		94,200	1	125	126	31	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		1,485,600	(103)	(2,548)	(2,651)	0	(610)
Receive	CPURNSA	1.273	Maturity	09/30/2020		$29,300	687	41	728	0	(21)
Receive	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	10	176	0	(5)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	344	(557)	(213)	62	0
							$(3,873)	$(56,485)	$(60,358)	$4,508	$(2,257)
Total Swap Agreements							$82,451	$(41,213)	$41,238	$6,883	$(2,617)

(o)	Securities with an aggregate market value of $315,795 and cash of $14,368 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	264,449		$295,487	$0	$(5,218)
	07/2019		$4,221	AUD	6,044	22	0
	08/2019	AUD	6,044		$4,225	0	(23)
	09/2019	SGD	174		127	0	(2)
BPS	07/2019	EUR	4,407		4,943	0	(68)
	07/2019	JPY	383,800		3,535	0	(25)
	07/2019	NZD	8,028		5,355	0	(38)
	07/2019		$5,808	ARS	290,112	814	0
	07/2019		314,356	EUR	276,479	28	0
	07/2019		159,534	GBP	125,780	200	0
	07/2019		22,395	PLN	83,775	51	0
	07/2019		503	TRY	2,979	9	0
	08/2019	ARS	449,575		$10,073	68	0
	08/2019	EUR	276,479		315,158	0	(33)
	08/2019	GBP	124,785		158,514	0	(204)
	08/2019		$5,358	NZD	8,028	39	0
	09/2019	KRW	267,418		$226	0	(6)
	09/2019		$668	CNY	4,629	6	0
	09/2019		22,633	COP	76,459,434	1,040	0
	10/2019	PEN	22,387		$6,650	0	(121)
	02/2020	ARS	759,874		12,692	0	(425)
BRC	08/2019		$151,803	JPY	16,316,700	0	(100)
	08/2019		793	MXN	15,254	0	(4)
BSS	08/2019		42,574	BRL	164,165	56	0
CBK	07/2019	ARS	75,082		$1,540	0	(150)
	07/2019	AUD	6,044		4,204	0	(39)
	07/2019	EUR	6,008		6,828	0	(4)
	07/2019	GBP	8,361		10,623	5	0
	07/2019	JPY	947,565		8,698	0	(91)
	07/2019	PEN	175,427		52,189	0	(1,085)
	07/2019		$10,600	GBP	8,361	18	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	08/2019		10,640		8,361	0	(5)
	08/2019		2,326	MXN	44,939	0	(1)
	09/2019	PEN	20,462		$6,068	0	(130)
	10/2019		30,109		8,870	0	(233)
GLM	07/2019	GBP	4,376		5,571	14	0
	07/2019		$34,334	ZAR	487,238	233	0
	08/2019		26,108	BRL	101,101	146	0
	08/2019		12,086	RUB	795,722	396	0
	09/2019		30,747	IDR	451,207,930	883	0
HUS	07/2019		20,880	ARS	1,039,912	2,537	0
	08/2019		1,181	GBP	929	0	0
	08/2019		1,103	MXN	21,281	0	(2)
	09/2019	CNH	4,654		$670	0	(7)
	11/2019	TWD	495		16	0	0
JPM	07/2019	EUR	4,496		5,083	0	(29)
	07/2019	PEN	34,488		10,380	0	(87)
	07/2019		$10,444	PEN	34,488	23	0
	07/2019		10,585	PLN	39,621	31	0
	10/2019	PEN	34,488		$10,397	0	(24)
	10/2019		$1,580	MXN	30,960	6	0
	11/2019	TWD	1,726		$55	0	(1)
	02/2020		$13,667	ARS	759,874	0	(550)
MSB	09/2019		147	INR	10,401	2	0
MYI	07/2019		5,239	NZD	8,028	154	0
	08/2019	EUR	6,164		$7,033	6	0
RYL	07/2019		3,283		3,733	0	0
	07/2019		$53,176	PEN	175,427	98	0
	10/2019	PEN	175,427		$52,948	0	(106)
SCX	07/2019	GBP	82,644		104,603	0	(351)
SOG	07/2019		$1,356	PLN	5,104	12	0
	07/2019		47,672	RUB	3,154,227	2,129	0
SSB	07/2019	GBP	38,760		$48,975	0	(248)
	09/2019	HKD	2,872		367	0	(1)
TOR	08/2019		$35,211	MXN	687,445	353	0
UAG	07/2019		12,369	JPY	1,331,365	0	(21)
	08/2019	JPY	1,331,365		$12,399	20	0
Total Forward Foreign Currency Contracts						$9,399	$(9,432)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107%	09/12/2019	160,400	$754	$4,354
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	273,000	2,002	6,955
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	31,300	933	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	34,300	1,646	61
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	14,600	689	27
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	26,600	807	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	22,200	627	0
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	20,400	632	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	48,200	2,217	93
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	15,900	763	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	17,000	978	1
Total Purchased Options							$12,048	$11,523

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	28,600	$(34)	$(5)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	39,600	(37)	(10)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	47,400	(41)	(11)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	36,900	(41)	(5)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	35,200	(41)	(9)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	54,800	(107)	(16)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	30,400	(31)	(5)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	31,000	(34)	(9)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	33,800	(51)	(9)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	12,600	(14)	(3)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	26,100	(44)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	41,100	(48)	(12)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	59,100	(53)	(14)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	25,100	(49)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	64,800	(66)	(15)
JLN	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	18,200	(29)	(5)
						$(720)	$(128)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	26,500	$(228)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	20,700	(267)	0
						$(495)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	134,600	$(955)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	150,900	(1,648)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	64,200	(689)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019	35,300	(755)	(3,630)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	26,000	(2,002)	(4,947)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	114,400	(807)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	95,600	(642)	0
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.790	07/11/2019	46,600	(78)	(164)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.070	07/11/2019	46,600	(61)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	87,700	(637)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	211,900	(2,225)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	70,200	(766)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.990	07/12/2019	24,100	(61)	(132)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/12/2019	24,100	(58)	(4)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/01/2019	54,700	(85)	(296)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	07/01/2019	54,700	(82)	0
							$(12,530)	$(9,230)
Total Written Options							$(13,745)	$(9,358)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	BHP Billiton Finance USA Ltd.	1.000%	Quarterly	06/20/2021	0.145%	$800	$(24)	$38	$14	$0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.129	1,400	(27)	45	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804	5,500	(66)	114	48	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	23,650	(467)	472	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	11,200	(181)	127	0	(54)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.229	37,700	(2,053)	2,132	79	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	6,600	(720)	746	26	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	15,500	(776)	563	0	(213)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	1,900	(115)	13	0	(102)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	6,600	(379)	(160)	0	(539)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2020	10.992	5,000	(283)	12	0	(271)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.716	500	(7)	13	6	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	4,600	(237)	174	0	(63)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.178	5,800	(158)	121	0	(37)
	Bausch Health Companies, Inc.	5.000	Quarterly	12/20/2020	0.414	400	10	18	28	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	4,700	(155)	48	0	(107)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	4,500	(46)	66	20	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	25,400	(442)	319	0	(123)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866	9,500	(793)	821	28	0
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600	1,600	(145)	97	0	(48)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799	3,700	(335)	179	0	(156)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	12,200	(758)	105	0	(653)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.017	12,500	(590)	590	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	6,400	(208)	62	0	(146)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.222	6,000	(310)	403	93	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.716	1,200	(16)	29	13	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.778	64,200	(796)	1,093	297	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.866	4,200	(39)	62	23	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	15,650	(309)	313	4	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.229	9,600	(545)	565	20	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.407	6,000	(643)	552	0	(91)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	16,000	(798)	579	0	(219)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	1.214	6,100	(58)	54	0	(4)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2020	10.992	5,000	(273)	2	0	(271)
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.359	700	(24)	14	0	(10)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	6,500	(190)	42	0	(148)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.716	700	(9)	17	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	17,900	(285)	289	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	24,000	(386)	269	0	(117)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	3,700	(225)	27	0	(198)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	5,000	(287)	(121)	0	(408)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	45,050	(819)	829	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	5,750	(93)	65	0	(28)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	2,800	(151)	113	0	(38)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799	8,250	(711)	363	0	(348)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	10,000	(627)	91	0	(536)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	3.454	2,300	(141)	(84)	0	(225)
	Southern Co.	1.000	Quarterly	12/20/2022	0.365	13,400	166	126	292	0
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.222	24,000	(795)	1,168	373	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.349	10,000	(980)	1,110	130	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	1,750	(31)	31	0	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866	9,500	(783)	811	28	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.157	4,300	252	(74)	178	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.981	1,550	(103)	104	1	0
							$(18,964)	$15,557	$1,746	$(5,153)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$4,700	$42	$306	$348	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	(353)	1,213	0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	3,800	443	155	598	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	194	1,249	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	302	882	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	296	1,048	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	4,000	555	40	595	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	632	2,567	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(35)	45	10	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	15	100	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(12)	179	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	1,023	4,677	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	193	787	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	158	34	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	103	23	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(2)	0	(10)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	66	14	0
						$11,153	$3,161	$14,324	$(10)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$52	$52	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$16,900	$(7)	$77	$70	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	50,700	(20)	212	192	0
								$(27)	$289	$262	$0
Total Swap Agreements								$(7,838)	$19,059	$16,384	$(5,163)

(q)	Securities with an aggregate market value of $4,514 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$365,564	$136,554	$502,118
Corporate Bonds & Notes
Banking & Finance	0	5,481,049	26,132	5,507,181
Industrials	0	4,015,183	3,655	4,018,838
Utilities	0	1,230,317	0	1,230,317
Municipal Bonds & Notes
Michigan	0	2,236	0	2,236
West Virginia	0	2,100	0	2,100
U.S. Government Agencies	0	1,515,716	2,074	1,517,790
U.S. Treasury Obligations	0	3,416,147	0	3,416,147
Non-Agency Mortgage-Backed Securities	0	120,387	0	120,387
Asset-Backed Securities	0	369,805	4,452	374,257
Sovereign Issues	0	220,632	0	220,632
Common Stocks
Consumer Discretionary	9	0	0	9
Industrials	0	0	698	698
Warrants
Utilities	23	0	0	23
Convertible Preferred Securities
Banking & Finance	10,572	0	0	10,572
Preferred Securities
Banking & Finance	0	61,213	1	61,214
Industrials	39,065	0	0	39,065
Real Estate Investment Trusts
Real Estate	6,066	0	0	6,066
Short-Term Instruments
Certificates of Deposit	0	10,732	0	10,732

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Repurchase Agreements	0	2,506	0	2,506
U.S. Treasury Bills	0	3,665	0	3,665

	$55,735	$16,817,252	$173,566	$17,046,553
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$619,905	$0	$0	$619,905
Total Investments	$675,640	$16,817,252	$173,566	$17,666,458
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,022)	0	(3,022)
U.S. Treasury Obligations	0	(194)	0	(194)
	$0	$(3,216)	$0	$(3,216)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	606	6,883	0	7,489
Over the counter	0	37,128	178	37,306
	$606	$44,011	$178	$44,795
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(302)	(2,629)	0	(2,931)
Over the counter	0	(23,953)	0	(23,953)
	$(302)	$(26,582)	$0	$(26,884)

Total Financial Derivative Instruments	$304	$17,429	$178	$17,911
Totals	$675,944	$16,831,465	$173,744	$17,681,153

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$154,428	$15,883	$(2,653)	$51	$(4)	$(2,305)	$11,554	$(40,400)	$136,554	$(2,486)
Corporate Bonds & Notes
Banking & Finance	12,649	13,144	0	0	0	339	0	0	26,132	339
Industrials	4,195	0	0	(1)	0	78	0	(617)	3,655	71
U.S. Government Agencies	2,096	0	(14)	15	5	(28)	0	0	2,074	(28)
Asset-Backed Securities	0	4,450	0	0	0	2	0	0	4,452	2
Common Stocks
Industrials	0	1,406	0	0	0	(708)	0	0	698	(708)
Preferred Securities
Banking & Finance	1	0	0	0	0	0	0	0	1	0
	$173,369	$34,883	$(2,667)	$65	$1	$(2,622)	$11,554	$(41,017)	$173,566	$(2,810)
Financial Derivative Instruments - Assets
Over the counter	$219	$0	$0	$0	$0	$(41)	$0	$0	$178	$(41)
Totals	$173,588	$34,883	$(2,667)	$65	$1	$(2,663)	$11,554	$(41,017)	$173,744	$(2,851)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$91,835	Proxy Pricing	Base Price	95.375 - 101.000
	44,719	Third Party Vendor	Broker Quote	82.500 - 101.000
Corporate Bonds & Notes
Banking & Finance	12,727	Other Valuation Techniques(3)	-	-
	7,209	Proxy Pricing	Base Price	99.959
	6,196	Reference Instrument	Option Adjusted Spread	617.637 bps
Industrials	3,655	Proxy Pricing	Base Price	103.520
U.S. Government Agencies	2,074	Proxy Pricing	Base Price	59.945
Asset-Backed Securities	4,452	Proxy Pricing	Base Price	100.000
Common Stocks
Industrials	698	Indicative Market Quotation	Broker Quote	$14.500
Preferred Securities
Banking & Finance	1	Other Valuation Techniques(3)	-	-

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Financial Derivative Instruments - Assets
Over the counter	178	Indicative Market Quotation	Broker Quote	3.990
Total	$173,744

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(h)	$6,324	$6,402
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,364	2,354
Delta Air Lines, Inc. 4.501% (LIBOR03M + 1.900%) due 09/30/2019 ~(h)	5,713	5,722
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~	19,848	19,733
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~	796	797
WR Grace & Co. 4.080% (LIBOR03M + 1.750%) due 04/03/2025 ~	298	298
Wyndham Hotels & Resorts, Inc. 4.152% (LIBOR03M + 1.750%) due 05/30/2025 ~	1,787	1,785
Total Loan Participations and Assignments (Cost $36,979)		37,091
CORPORATE BONDS & NOTES 90.8%
BANKING & FINANCE 46.8%
AerCap Ireland Capital DAC
3.950% due 02/01/2022	600	617
4.450% due 04/03/2026	12,025	12,694
4.625% due 10/30/2020	5,659	5,803
4.875% due 01/16/2024	2,500	2,692
AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,848
Air Lease Corp.
2.750% due 01/15/2023	300	300
3.000% due 09/15/2023	3,300	3,308
3.250% due 03/01/2025	2,343	2,358
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028	300	316
American Financial Group, Inc. 3.500% due 08/15/2026	2,200	2,214
American Homes 4 Rent LP 4.250% due 02/15/2028	1,600	1,659
American International Group, Inc. 5.750% due 04/01/2048 •	300	309
American Tower Corp.
2.250% due 01/15/2022	600	598
2.800% due 06/01/2020	3,900	3,909
3.300% due 02/15/2021	400	405
3.450% due 09/15/2021	557	569
3.800% due 08/15/2029	5,700	5,887
5.900% due 11/01/2021	812	874
Assurant, Inc. 3.583% (US0003M + 1.250%) due 03/26/2021 ~	1,900	1,900
AvalonBay Communities, Inc. 3.027% (US0003M + 0.430%) due 01/15/2021 ~	5,000	5,002
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,317
4.375% due 01/30/2024	1,480	1,559
6.750% due 04/06/2021	2,300	2,457
7.125% due 10/15/2020	14,600	15,444
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028	1,200	1,262
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027	1,700	1,685
Banco Santander Mexico S.A. 4.125% due 11/09/2022	2,400	2,468
Banco Santander S.A. 4.379% due 04/12/2028	4,800	5,110
Bank of America Corp.
3.552% (US0003M + 0.960%) due 07/23/2024 ~	3,200	3,222
3.581% (US0003M + 1.000%) due 04/24/2023 ~	2,500	2,521
3.705% due 04/24/2028 •	133	140
3.875% due 08/01/2025	6,000	6,423
5.875% due 03/15/2028 •(f)	21,585	22,550
Barclays Bank PLC
7.625% due 11/21/2022 (g)	6,700	7,320
10.179% due 06/12/2021	250	283

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Barclays PLC
2.875% due 06/08/2020	200	200
3.200% due 08/10/2021	2,800	2,821
3.650% due 03/16/2025	6,800	6,849
3.684% due 01/10/2023	2,300	2,331
3.905% (US0003M + 1.380%) due 05/16/2024 ~	14,000	13,804
3.948% (US0003M + 1.430%) due 02/15/2023 ~	3,400	3,384
4.337% due 01/10/2028	7,200	7,376
4.610% due 02/15/2023 •	4,500	4,666
4.836% due 05/09/2028	200	205
BBVA Bancomer S.A.
4.375% due 04/10/2024	3,200	3,338
5.125% due 01/18/2033 •	7,800	7,535
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,035
5.375% due 07/24/2023	6,000	6,288
BNP Paribas S.A.
4.705% due 01/10/2025 •	700	753
5.198% due 01/10/2030 •	7,500	8,592
6.625% due 03/25/2024 •(f)	5,250	5,470
7.000% due 08/16/2028 •(f)(g)	2,800	2,992
7.375% due 08/19/2025 •(f)(g)	500	556
BOC Aviation Ltd.
3.500% due 10/10/2024	8,600	8,744
3.626% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,111
Boston Properties LP 2.750% due 10/01/2026	7	7
BPCE S.A. 4.500% due 03/15/2025	5,700	6,009
Brighthouse Financial, Inc. 3.700% due 06/22/2027	300	286
British Transco International Finance BV 0.000% due 11/04/2021 (e)	1,860	1,751
Brixmor Operating Partnership LP 3.629% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,632
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,300	1,398
7.875% due 10/15/2019	13,500	13,675
CBL & Associates LP 5.950% due 12/15/2026	900	621
Charles Schwab Corp. 5.000% due 12/01/2027 •(f)	700	698
Citibank N.A. 3.123% (US0003M + 0.600%) due 05/20/2022 ~	10,300	10,317
Citigroup, Inc.
2.876% due 07/24/2023 •	400	405
3.200% due 10/21/2026	5,337	5,450
3.400% due 05/01/2026	875	906
3.520% due 10/27/2028 •	226	233
3.531% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,035
3.543% (US0003M + 1.023%) due 06/01/2024 ~	1,369	1,377
3.625% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,010
3.668% due 07/24/2028 •	9	9
3.766% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,766
3.887% due 01/10/2028 •	12,900	13,653
3.950% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,955
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,895
5.300% due 09/15/2043	500	640
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,225	7,375
4.875% due 04/01/2021	6,500	6,741
Cooperatieve Rabobank UA 4.750% due 01/15/2020	1,069	1,083
Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	5,800	5,913
Credit Suisse AG
3.625% due 09/09/2024	6,800	7,160
6.500% due 08/08/2023 (g)	12,438	13,721
Credit Suisse Group AG 2.997% due 12/14/2023 •	1,300	1,311
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,753
3.750% due 03/26/2025	10,200	10,654
3.800% due 06/09/2023	4,800	4,979
Crown Castle International Corp.
3.150% due 07/15/2023	3,000	3,059
3.400% due 02/15/2021	1,695	1,718
4.300% due 02/15/2029	1,500	1,614
4.450% due 02/15/2026	1,400	1,511
5.250% due 01/15/2023	207	225
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 •(f)	3,500	3,501
Deutsche Bank AG
2.700% due 07/13/2020	7,400	7,370
3.150% due 01/22/2021	7,900	7,847

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.300% due 11/16/2022	400	393
3.567% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,645
3.855% (US0003M + 1.290%) due 02/04/2021 ~	14,140	14,027
4.250% due 10/14/2021	23,300	23,614
Digital Realty Trust LP
3.600% due 07/01/2029	7,500	7,610
3.700% due 08/15/2027	2,700	2,776
Discover Bank
3.100% due 06/04/2020	500	502
3.450% due 07/27/2026	1,000	1,018
Discover Financial Services 4.100% due 02/09/2027	1,500	1,563
Doctors Co. 6.500% due 10/15/2023	675	728
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	474	493
EPR Properties
4.500% due 04/01/2025	3,500	3,664
4.500% due 06/01/2027	1,178	1,229
4.750% due 12/15/2026	10,000	10,601
5.250% due 07/15/2023	2,100	2,249
ERP Operating LP
3.000% due 07/01/2029	2,300	2,332
4.500% due 07/01/2044	300	343
Essex Portfolio LP 3.875% due 05/01/2024	3,500	3,671
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	2,200	2,321
Federal Realty Investment Trust 3.250% due 07/15/2027	3,300	3,370
First American Financial Corp. 4.300% due 02/01/2023	2,975	3,081
Ford Motor Credit Co. LLC
2.343% due 11/02/2020	12,704	12,615
2.425% due 06/12/2020	8,398	8,367
2.459% due 03/27/2020	3,080	3,071
2.597% due 11/04/2019	2,700	2,699
2.681% due 01/09/2020	5,290	5,287
3.006% (US0003M + 0.430%) due 11/02/2020 ~	1,100	1,090
3.157% due 08/04/2020	1,900	1,907
3.200% due 01/15/2021	1,400	1,404
3.336% due 03/18/2021	5,500	5,525
3.408% (US0003M + 0.810%) due 04/05/2021 ~	5,800	5,726
3.470% due 04/05/2021	5,854	5,895
3.600% (US0003M + 1.270%) due 03/28/2022 ~	300	295
3.656% (US0003M + 1.080%) due 08/03/2022 ~	500	489
3.753% (US0003M + 1.235%) due 02/15/2023 ~	6,500	6,313
5.584% due 03/18/2024	14,700	15,756
5.596% due 01/07/2022	1,213	1,285
5.875% due 08/02/2021	200	211
8.125% due 01/15/2020	2,572	2,645
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	1,000	995
3.373% due 11/15/2025	247	250
General Motors Financial Co., Inc.
4.147% (US0003M + 1.550%) due 01/14/2022 ~	13,000	13,131
4.250% due 05/15/2023	10	10
GLP Capital LP 5.750% due 06/01/2028	1,200	1,327
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	3,150	3,176
2.908% due 06/05/2023 •	3,849	3,892
3.529% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,234
3.581% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,227
3.691% due 06/05/2028 •	600	620
3.696% (US0003M + 1.110%) due 04/26/2022 ~	9,000	9,079
3.750% due 02/25/2026	4,600	4,804
4.000% due 03/03/2024	2,500	2,653
4.017% due 10/31/2038 •	1,600	1,650
4.125% (US0003M + 1.600%) due 11/29/2023 ~	100	103
4.223% due 05/01/2029 •	10,000	10,727
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	449	466
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	2,006
Guardian Life Global Funding 2.900% due 05/06/2024	4,000	4,106
Harley-Davidson Financial Services, Inc. 2.400% due 06/15/2020	504	502
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	600	620
Host Hotels & Resorts LP
3.875% due 04/01/2024	1,006	1,035
4.000% due 06/15/2025	1,133	1,174
HSBC Capital Funding LP 10.176% due 06/30/2030 •(f)	4,850	7,543

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

HSBC Holdings PLC
3.033% due 11/22/2023 •	2,000	2,025
3.086% (US0003M + 0.650%) due 09/11/2021 ~	1,300	1,301
3.120% (US0003M + 0.600%) due 05/18/2021 ~	5,100	5,105
3.816% (US0003M + 1.380%) due 09/12/2026 ~	800	801
4.300% due 03/08/2026	600	645
6.250% due 03/23/2023 •(f)(g)	1,100	1,134
6.500% due 03/23/2028 •(f)(g)	6,300	6,610
Hudson Pacific Properties LP 3.950% due 11/01/2027	2,000	2,037
ICICI Bank Ltd.
3.500% due 03/18/2020	6,000	6,026
5.750% due 11/16/2020	1,800	1,868
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	2,800	2,870
ING Groep NV 3.320% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,598
Intercontinental Exchange, Inc. 4.000% due 10/15/2023	8,500	9,046
International Lease Finance Corp.
8.250% due 12/15/2020	2,500	2,698
8.625% due 01/15/2022	8,800	10,046
Intesa Sanpaolo SpA
5.017% due 06/26/2024	2,200	2,206
6.500% due 02/24/2021	11,629	12,240
JPMorgan Chase & Co.
3.003% (US0003M + 0.550%) due 03/09/2021 ~	8,900	8,916
3.482% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,413
3.797% due 07/23/2024 •	5,150	5,404
3.811% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,149
3.900% due 07/15/2025	5	5
4.005% due 04/23/2029 •	10,900	11,762
4.400% due 07/22/2020	17	17
6.053% (US0003M + 3.470%) due 07/30/2019 ~(f)	2,167	2,166
8.750% due 09/01/2030	75	107
JPMorgan Chase Bank N.A. 3.086% due 04/26/2021 •	400	402
Kilroy Realty LP
3.450% due 12/15/2024	3,000	3,087
4.375% due 10/01/2025	3,800	4,061
Lazard Group LLC 4.375% due 03/11/2029	300	317
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,090
Lloyds Bank PLC
2.400% due 03/17/2020	8,900	8,897
2.700% due 08/17/2020	500	502
5.800% due 01/13/2020	10,600	10,790
7.500% due 04/02/2032 þ	2,400	1,917
Lloyds Banking Group PLC
3.750% due 01/11/2027	13,600	13,866
4.450% due 05/08/2025	14,700	15,654
Macquarie Group Ltd. 3.189% due 11/28/2023 •	7,500	7,597
MassMutual Global Funding 3.400% due 03/08/2026	2,600	2,724
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	800	873
MetLife, Inc. 6.400% due 12/15/2066	30	34
Metropolitan Life Global Funding 2.400% due 06/17/2022	2,000	2,011
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,561
4.200% due 06/15/2028	3,500	3,760
Mitsubishi UFJ Financial Group, Inc.
3.236% (US0003M + 0.650%) due 07/26/2021 ~	6,200	6,227
3.510% (US0003M + 1.060%) due 09/13/2021 ~	7,700	7,785
4.400% (US0003M + 1.880%) due 03/01/2021 ~	400	409
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.406% due 02/28/2022	5,800	5,925
3.559% due 02/28/2024	400	415
Mitsubishi UFJ Trust & Banking Corp. 2.450% due 10/16/2019	4,700	4,700
Mizuho Bank Ltd. 2.400% due 03/26/2020	7,800	7,806
Mizuho Financial Group, Inc. 2.632% due 04/12/2021	5,000	5,016
Morgan Stanley
3.625% due 01/20/2027	216	227
3.737% due 04/24/2024 •	15,500	16,165
3.780% (US0003M + 1.220%) due 05/08/2024 ~	4,900	4,971
4.000% due 07/23/2025	3,000	3,214
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	3,520	3,566

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Nationwide Building Society
4.302% due 03/08/2029 •	13,200	13,832
4.363% due 08/01/2024 •	6,600	6,891
Nissan Motor Acceptance Corp. 2.930% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,490
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,339
5.250% due 01/15/2026	900	975
OMX Timber Finance Investments LLC 5.420% due 01/29/2020	2,000	2,016
ORIX Corp. 3.250% due 12/04/2024	296	305
Oversea-Chinese Banking Corp. Ltd. 2.975% (US0003M + 0.450%) due 05/17/2021 ~	2,000	2,001
Pacific Life Insurance Co. 9.250% due 06/15/2039	900	1,455
Physicians Realty LP 4.300% due 03/15/2027	1,975	2,040
Regency Centers LP
3.600% due 02/01/2027	200	207
4.125% due 03/15/2028	100	107
4.400% due 02/01/2047	200	216
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,850	3,951
3.899% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,390
4.269% due 03/22/2025 •	5,000	5,172
4.892% due 05/18/2029 •	3,000	3,205
5.076% due 01/27/2030 •	27,400	29,726
Santander Holdings USA, Inc.
2.650% due 04/17/2020	568	568
3.700% due 03/28/2022	11,920	12,210
4.400% due 07/13/2027	3,000	3,132
4.450% due 12/03/2021	6,300	6,552
4.500% due 07/17/2025	500	532
Santander UK Group Holdings PLC 2.875% due 08/05/2021	6,080	6,091
Santander UK PLC
2.125% due 11/03/2020	8,000	7,961
3.400% due 06/01/2021	3,400	3,457
5.000% due 11/07/2023	800	845
SBA Tower Trust
2.877% due 07/15/2046	1,200	1,204
3.168% due 04/09/2047	100	101
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021	4,500	4,690
6.125% due 02/07/2022	2,000	2,127
SL Green Operating Partnership LP 3.505% (US0003M + 0.980%) due 08/16/2021 ~	4,500	4,502
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,559
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	600	608
3.550% due 04/15/2024	2,100	2,162
4.125% due 07/15/2023	4,200	4,396
State Street Corp. 5.625% due 12/15/2023 •(f)	1,900	1,928
STORE Capital Corp. 4.500% due 03/15/2028	2,700	2,847
Sumitomo Mitsui Financial Group, Inc.
2.784% due 07/12/2022	183	185
4.133% (US0003M + 1.680%) due 03/09/2021 ~	2,400	2,450
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,956
Temasek Financial Ltd. 2.375% due 01/23/2023	5,000	5,034
Trust F 4.869% due 01/15/2030	4,300	4,337
UBS AG
2.350% due 03/26/2020	3,350	3,352
3.000% (US0003M + 0.480%) due 12/01/2020 ~	400	401
3.031% (US0003M + 0.580%) due 06/08/2020 •	8,400	8,445
7.625% due 08/17/2022 (g)	5,125	5,750
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	25,200	25,444
3.468% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,421
4.125% due 09/24/2025	1,900	2,028
UniCredit SpA
3.750% due 04/12/2022	5,000	5,059
7.830% due 12/04/2023	10,200	11,660
USB Capital 3.617% due 07/29/2019 •(f)	14,250	11,671
Vanke Real Estate Hong Kong Co. Ltd. 3.950% due 12/23/2019	3,000	3,018
Ventas Realty LP 3.250% due 08/15/2022	500	511

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

VEREIT Operating Partnership LP
3.950% due 08/15/2027	13,700	14,130
4.875% due 06/01/2026	900	974
Vonovia Finance BV 5.000% due 10/02/2023	4,655	4,938
Wachovia Capital Trust 5.570% due 07/29/2019 •(f)	10,010	10,030
Washington Prime Group LP 5.950% due 08/15/2024	3,200	3,044
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,812
3.750% due 09/17/2024	3,400	3,558
Wells Fargo & Co.
2.500% due 03/04/2021	1,525	1,528
3.300% due 09/09/2024	233	241
3.550% due 09/29/2025	92	96
3.584% due 05/22/2028 •	1,025	1,072
Wells Fargo Bank N.A.
3.550% due 08/14/2023	8,300	8,664
3.625% due 10/22/2021	12,400	12,750
6.600% due 01/15/2038	720	1,002
Weyerhaeuser Co. 4.000% due 11/15/2029	10,800	11,495
XLIT Ltd. 4.450% due 03/31/2025	1,100	1,188

		1,274,274

INDUSTRIALS 35.5%

AbbVie, Inc.
3.200% due 11/06/2022	9,277	9,419
4.250% due 11/14/2028	5,000	5,345
Activision Blizzard, Inc. 2.300% due 09/15/2021	1,000	998
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029 (a)	4,700	4,773
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,216	3,240
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027	1,100	1,085
Allergan, Inc. 2.800% due 03/15/2023	1,000	998
Amgen, Inc.
3.625% due 05/22/2024	300	315
4.100% due 06/15/2021	1,614	1,661
4.663% due 06/15/2051	400	438
Andeavor Logistics LP
5.250% due 01/15/2025	800	847
5.500% due 10/15/2019	1,775	1,783
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,432
3.875% due 09/28/2025	1,900	1,913
Applied Materials, Inc. 3.300% due 04/01/2027	700	730
Aptiv PLC 4.250% due 01/15/2026	700	736
Arrow Electronics, Inc.
3.250% due 09/08/2024	6,100	6,044
4.500% due 03/01/2023	9,970	10,446
Autodesk, Inc. 3.600% due 12/15/2022	1,000	1,028
Bacardi Ltd.
4.450% due 05/15/2025	9,100	9,676
4.500% due 01/15/2021	1,100	1,126
5.150% due 05/15/2038	5,600	5,807
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,292
4.375% due 05/14/2024	2,600	2,757
BAT Capital Corp.
2.764% due 08/15/2022	3,655	3,666
3.118% due 08/14/2020 •	11,000	11,029
3.222% due 08/15/2024	240	242
3.398% (US0003M + 0.880%) due 08/15/2022 ~	760	762
3.557% due 08/15/2027	5,000	4,980
BAT International Finance PLC
2.750% due 06/15/2020	1,145	1,148
3.250% due 06/07/2022	6,700	6,797
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,400	1,401
2.979% (US0003M + 0.630%) due 06/25/2021 ~	1,600	1,590
3.875% due 12/15/2023	5,000	5,184
4.250% due 12/15/2025	7,500	7,937
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	100	100
Braskem Finance Ltd. 6.450% due 02/03/2024	400	443

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Braskem Netherlands Finance BV 4.500% due 01/10/2028	1,400	1,421
Bristol-Myers Squibb Co. 2.905% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,515
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,848	1,943
4.125% due 03/20/2033	2,529	2,645
Broadcom Corp.
3.000% due 01/15/2022	5,800	5,825
3.500% due 01/15/2028	2,700	2,565
3.625% due 01/15/2024	906	916
3.875% due 01/15/2027	4,100	4,023
Broadcom, Inc.
3.125% due 04/15/2021	18,200	18,324
3.125% due 10/15/2022	4,600	4,627
4.250% due 04/15/2026	10,700	10,849
Campbell Soup Co.
2.500% due 08/02/2022	5,300	5,287
2.910% (US0003M + 0.500%) due 03/16/2020 ~	4,500	4,504
3.300% due 03/15/2021	3,784	3,833
3.950% due 03/15/2025	6,203	6,454
4.250% due 04/15/2021	1,384	1,424
CBS Corp. 3.375% due 02/15/2028	900	897
Celgene Corp.
2.250% due 08/15/2021	5,200	5,182
3.250% due 02/20/2023	12,800	13,123
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	2,000	2,143
Charter Communications Operating LLC
4.464% due 07/23/2022	10,000	10,508
4.908% due 07/23/2025	19,800	21,501
5.375% due 05/01/2047	800	843
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020	300	302
Cigna Holding Co. 3.250% due 04/15/2025	200	203
Conagra Brands, Inc.
3.342% (US0003M + 0.750%) due 10/22/2020 ~	800	800
4.300% due 05/01/2024	3,300	3,501
Constellation Brands, Inc.
2.250% due 11/06/2020	6,455	6,445
2.650% due 11/07/2022	4,112	4,127
3.500% due 05/09/2027	102	105
4.250% due 05/01/2023	4	4
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,255	2,366
4.750% due 07/12/2022	4,355	4,474
7.250% due 05/10/2021	511	518
CRH America Finance, Inc. 3.950% due 04/04/2028	8,000	8,182
CRH America, Inc. 3.875% due 05/18/2025	5,000	5,231
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,516
3.720% due 07/15/2043	500	515
4.241% due 07/15/2048	900	970
CVS Health Corp.
2.750% due 12/01/2022	5,100	5,119
3.500% due 07/20/2022	1,924	1,977
3.700% due 03/09/2023	10,200	10,537
4.125% due 05/15/2021	4,000	4,109
CVS Pass-Through Trust 7.507% due 01/10/2032	1,628	1,967
D.R. Horton, Inc. 4.000% due 02/15/2020	500	504
Daimler Finance North America LLC
2.000% due 07/06/2021	2,800	2,771
2.200% due 10/30/2021	1,850	1,832
2.300% due 02/12/2021	4,300	4,284
2.450% due 05/18/2020	200	200
3.350% due 05/04/2021	8,265	8,382
3.403% (US0003M + 0.880%) due 02/22/2022 ~	5,500	5,535
Dell International LLC
4.000% due 07/15/2024	6,200	6,364
4.420% due 06/15/2021	30,062	30,969
4.900% due 10/01/2026	500	522
5.450% due 06/15/2023	7,600	8,197
6.020% due 06/15/2026	3,600	3,973
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	2,200	2,177
Discovery Communications LLC 3.097% (US0003M + 0.710%) due 09/20/2019 ~	500	501
Dominion Energy Gas Holdings LLC 3.600% due 12/15/2024	500	518

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

DP World Crescent Ltd. 4.848% due 09/26/2028	7,500	8,008
eBay, Inc.
2.600% due 07/15/2022	1,129	1,131
2.875% due 08/01/2021	900	908
EMD Finance LLC 2.400% due 03/19/2020	500	500
Enbridge Energy Partners LP 5.875% due 10/15/2025	1,800	2,080
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,003
Energy Transfer Operating LP
4.750% due 01/15/2026	14,000	15,007
6.050% due 06/01/2041	2,134	2,391
6.125% due 12/15/2045	200	229
6.625% due 10/15/2036	3,170	3,693
Energy Transfer Partners LP 5.750% due 09/01/2020	300	308
Enterprise Products Operating LLC
2.550% due 10/15/2019	5,619	5,618
3.350% due 03/15/2023	1,115	1,148
3.750% due 02/15/2025	6,700	7,089
4.150% due 10/16/2028	9,100	9,896
EOG Resources, Inc. 4.150% due 01/15/2026	7,364	8,022
EQM Midstream Partners LP 4.000% due 08/01/2024	2,400	2,394
ERAC USA Finance LLC 2.600% due 12/01/2021	1,700	1,704
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	565	564
5.000% due 10/15/2025	1,307	1,468
Fiserv, Inc. 3.500% due 07/01/2029	5,000	5,138
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	2,556	2,667
GATX Corp. 4.750% due 06/15/2022	2,526	2,669
General Electric Co.
3.100% due 01/09/2023	3,742	3,776
3.410% (US0003M + 1.000%) due 03/15/2023 ~	800	791
5.000% due 01/21/2021 •(f)	2,400	2,306
5.550% due 05/04/2020	1,200	1,228
General Motors Co.
3.365% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,907
4.875% due 10/02/2023	61	65
Globo Comunicacao e Participacoes S.A. 4.843% due 06/08/2025	1,000	1,030
HCA, Inc. 5.875% due 03/15/2022	7,400	8,087
Heathrow Funding Ltd. 4.875% due 07/15/2023	2,505	2,668
Hyatt Hotels Corp. 5.375% due 08/15/2021	600	631
IHS Markit Ltd. 4.750% due 08/01/2028	2,500	2,734
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,176	6,194
3.500% due 02/11/2023	1,300	1,325
3.750% due 07/21/2022	2,000	2,059
International Flavors & Fragrances, Inc.
3.400% due 09/25/2020	4,700	4,748
4.450% due 09/26/2028	2,100	2,296
Kinder Morgan, Inc.
5.000% due 02/15/2021	5,805	6,021
6.500% due 09/15/2020	400	419
8.050% due 10/15/2030	7,700	10,057
KLA-Tencor Corp.
4.100% due 03/15/2029	3,000	3,165
4.125% due 11/01/2021	1,500	1,553
Komatsu Finance America, Inc.
2.118% due 09/11/2020	8,225	8,189
2.437% due 09/11/2022	2,600	2,598
Kraft Heinz Foods Co.
2.800% due 07/02/2020	10,070	10,085
2.982% (US0003M + 0.420%) due 08/09/2019 ~	2,500	2,501
3.500% due 06/06/2022	4,251	4,365
3.500% due 07/15/2022	2,145	2,196
3.950% due 07/15/2025	4	4
4.625% due 01/30/2029	8,000	8,611
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	325	329
Lowe’s Cos., Inc. 3.875% due 09/15/2023	103	109
Marriott International, Inc. 4.650% due 12/01/2028	5,000	5,503

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Masco Corp. 7.125% due 03/15/2020	129	133
McCormick & Co., Inc. 3.900% due 07/15/2021	1,200	1,231
Medtronic Global Holdings S.C.A. 3.350% due 04/01/2027	400	425
Medtronic, Inc. 3.500% due 03/15/2025	9,800	10,395
Microchip Technology, Inc. 3.922% due 06/01/2021	600	611
Mitsubishi Corp. 2.625% due 07/14/2022	3,900	3,925
Molson Coors Brewing Co. 2.100% due 07/15/2021	4,290	4,266
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	2,200	2,179
Mondelez International, Inc. 3.625% due 05/07/2023	13,120	13,763
Mylan, Inc.
3.125% due 01/15/2023	6,465	6,285
4.200% due 11/29/2023	335	337
4.550% due 04/15/2028	4,500	4,414
NetApp, Inc. 3.250% due 12/15/2022	6,500	6,611
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021	700	726
Northern Natural Gas Co. 4.100% due 09/15/2042	580	592
Northwest Pipeline LLC 4.000% due 04/01/2027	7,470	7,824
NTT Finance Corp. 1.900% due 07/21/2021	7,500	7,438
NXP BV
3.875% due 09/01/2022	5,300	5,463
4.875% due 03/01/2024	5,000	5,365
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (e)(f)	408	5
ONEOK Partners LP
4.900% due 03/15/2025	10,796	11,737
5.000% due 09/15/2023	2,300	2,485
Owens Corning
3.400% due 08/15/2026	1,167	1,137
4.200% due 12/15/2022	2,050	2,134
4.200% due 12/01/2024	1,800	1,871
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	920
6.000% due 04/07/2023	1,576	1,720
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	4,238	4,484
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	6,000	6,028
3.950% due 03/10/2025	4,550	4,776
4.875% due 07/11/2022	1,800	1,914
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023	1,500	1,513
Pioneer Natural Resources Co. 3.950% due 07/15/2022	1,200	1,248
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.750% due 09/30/2019	900	908
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022	13,163	13,146
RELX Capital, Inc. 3.500% due 03/16/2023	100	103
Republic Services, Inc. 5.000% due 03/01/2020	128	130
Reynolds American, Inc.
4.000% due 06/12/2022	349	362
6.875% due 05/01/2020	8,846	9,156
Roche Holdings, Inc. 2.375% due 01/28/2027	2,600	2,575
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	4,425	4,821
5.625% due 03/01/2025	400	448
5.750% due 05/15/2024	4,170	4,639
5.875% due 06/30/2026	11,100	12,689
salesforce.com, Inc. 3.700% due 04/11/2028	3,000	3,236
Sands China Ltd.
4.600% due 08/08/2023	8,800	9,263
5.400% due 08/08/2028	2,000	2,176
SK Telecom Co. Ltd. 3.750% due 04/16/2023	700	727
Southern Co.
2.350% due 07/01/2021	6,913	6,908
2.750% due 06/15/2020	3,365	3,376

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Spirit AeroSystems, Inc. 4.600% due 06/15/2028	3,200	3,359
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	3,716	3,741
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	6,694	6,710
4.738% due 09/20/2029	2,400	2,496
Standard Industries, Inc. 4.750% due 01/15/2028	2,100	2,090
Syngenta Finance NV
3.698% due 04/24/2020	13,000	13,093
4.441% due 04/24/2023	4,800	4,991
5.182% due 04/24/2028	1,800	1,873
Telefonica Emisiones S.A.
5.134% due 04/27/2020	50	51
5.462% due 02/16/2021	1,800	1,886
Tencent Holdings Ltd.
3.280% due 04/11/2024	6,700	6,845
3.595% due 01/19/2028	3,900	3,984
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021	7,075	6,836
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~	1,900	1,900
Thermo Fisher Scientific, Inc.
3.000% due 04/15/2023	9,000	9,232
4.150% due 02/01/2024	256	274
Time Warner Cable LLC
4.000% due 09/01/2021	5,328	5,469
5.000% due 02/01/2020	4,985	5,051
6.550% due 05/01/2037	1,900	2,197
Tyson Foods, Inc.
2.972% (US0003M + 0.450%) due 08/21/2020 ~	1,500	1,500
3.550% due 06/02/2027	13,300	13,790
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,258	1,419
United Airlines Pass-Through Trust 2.875% due 04/07/2030	829	823
Vale Overseas Ltd. 6.250% due 08/10/2026	3,200	3,651
Valero Energy Partners LP 4.500% due 03/15/2028	3,100	3,289
VMware, Inc.
2.300% due 08/21/2020	11,063	11,034
2.950% due 08/21/2022	3,588	3,617
3.900% due 08/21/2027	900	912
Volkswagen Group of America Finance LLC 4.750% due 11/13/2028	5,000	5,443
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	1,800	1,868
Western Digital Corp. 4.750% due 02/15/2026	600	590
Woodside Finance Ltd. 4.600% due 05/10/2021	800	824
WRKCo, Inc.
4.000% due 03/15/2028	600	623
4.900% due 03/15/2029	8,600	9,405
Wyeth LLC 7.250% due 03/01/2023	8,000	9,402
Yara International ASA
3.800% due 06/06/2026	3,600	3,623
4.750% due 06/01/2028	2,700	2,912
ZF North America Capital, Inc. 4.500% due 04/29/2022	5,634	5,742
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	650	661
3.169% (US0003M + 0.750%) due 03/19/2021 ~	7,100	7,095
3.375% due 11/30/2021	3,300	3,358
4.250% due 08/15/2035	228	219
4.625% due 11/30/2019	200	202
		966,100

UTILITIES 8.5%
AEP Texas, Inc. 6.650% due 02/15/2033	300	399
American Electric Power Co., Inc. 2.150% due 11/13/2020	2,625	2,619
AT&T, Inc.
3.247% (US0003M + 0.650%) due 01/15/2020 ~	1,100	1,103
3.270% (US0003M + 0.750%) due 06/01/2021 ~	14,600	14,677
3.400% due 05/15/2025	9,300	9,563
3.547% (US0003M + 0.950%) due 07/15/2021 ~	3,850	3,885
3.600% due 02/17/2023	9	9
4.350% due 06/15/2045	100	100
4.450% due 04/01/2024	5,000	5,388
4.500% due 03/09/2048	1,900	1,950

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.750% due 05/15/2046	2,200	2,317
Baltimore Gas & Electric Co. 3.500% due 11/15/2021	200	205
BG Energy Capital PLC 4.000% due 10/15/2021	10,400	10,750
British Telecommunications PLC 4.500% due 12/04/2023	10,000	10,706
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	1,500	1,501
CNOOC Finance Ltd. 4.250% due 01/26/2021	2,300	2,362
Commonwealth Edison Co. 4.000% due 08/01/2020	500	507
DTE Energy Co. 2.400% due 12/01/2019	2,300	2,300
Duke Energy Corp. 3.550% due 09/15/2021	1,400	1,431
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	2,821	3,417
Enable Midstream Partners LP
3.900% due 05/15/2024	1,506	1,526
4.400% due 03/15/2027	6,100	6,151
Enel Finance International NV
2.875% due 05/25/2022	1,000	1,008
3.625% due 05/25/2027	1,372	1,379
4.625% due 09/14/2025	2,700	2,899
Engie S.A. 2.875% due 10/10/2022	783	800
Entergy Arkansas LLC 3.500% due 04/01/2026	6,100	6,367
Exelon Corp. 2.850% due 06/15/2020	2,000	2,008
Exelon Generation Co. LLC 5.200% due 10/01/2019	490	493
FirstEnergy Corp. 2.850% due 07/15/2022	700	709
Fortis, Inc. 3.055% due 10/04/2026	867	861
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023	3,500	3,808
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,151
5.150% due 02/11/2026	3,300	3,523
5.999% due 01/23/2021	500	524
6.510% due 03/07/2022	6,800	7,358
Georgia Power Co. 4.250% due 12/01/2019	100	101
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	1,806	1,870
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	5,800	6,037
Monongahela Power Co. 3.550% due 05/15/2027	1,525	1,577
NextEra Energy Capital Holdings, Inc.
3.200% due 02/25/2022	22,500	22,931
3.550% due 05/01/2027	5,000	5,222
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	5,000	5,504
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022	686	662
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (b)	2,809	717
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,476
ONEOK, Inc.
4.350% due 03/15/2029	300	321
4.550% due 07/15/2028	1,700	1,846
Pacific Bell Telephone Co. 7.125% due 03/15/2026	8,029	9,713
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)	1,330	1,283
3.500% due 10/01/2020 ^(c)	4,700	4,606
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	4,300	4,308
Plains All American Pipeline LP
3.600% due 11/01/2024	1,955	1,983
3.850% due 10/15/2023	200	207
4.300% due 01/31/2043	3,800	3,434
4.500% due 12/15/2026	4,200	4,466
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	2,916
Rio Oil Finance Trust
9.250% due 07/06/2024	1,200	1,343
9.750% due 01/06/2027	1,411	1,626
Sempra Energy 3.097% (US0003M + 0.500%) due 01/15/2021 ~	400	399

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Southern California Edison Co. 6.650% due 04/01/2029	700	801
Southern California Gas Co. 3.950% due 02/15/2050	4,100	4,291
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,800	2,921
Tallgrass Energy Partners LP 4.750% due 10/01/2023	3,000	3,053
Telstra Corp. Ltd. 4.800% due 10/12/2021	1,230	1,294
Verizon Communications, Inc.
4.329% due 09/21/2028	14,028	15,526
5.012% due 04/15/2049	300	357
		230,545
Total Corporate Bonds & Notes (Cost $2,383,302)		2,470,919

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	155
California State General Obligation Bonds, (BABs), Series 2010 7.700% due 11/01/2030	500	536
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	156
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	782
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	440
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	469
		2,538
GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,626	11,287

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	816
Chicago, Illinois General Obligation Notes, Series 2015 5.633% due 01/01/2020	200	202
		1,018
MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	361
NEW YORK 0.0%
New York State Urban Development Corp., Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	365
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 8.084% due 02/15/2050	6,210	10,814
Total Municipal Bonds & Notes (Cost $24,562)		26,383

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae UMBS 3.500% due 08/01/2047 - 08/01/2048	15,953	16,409
Fannie Mae UMBS, TBA
3.000% due 08/01/2049	9,800	9,872
3.500% due 08/01/2049	118,900	121,497
4.000% due 08/01/2049	78,500	81,096
Ginnie Mae 8.500% due 08/15/2030	11	11
Total U.S. Government Agencies (Cost $228,040)		228,885
U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.000% due 02/15/2049	252	277
U.S. Treasury Notes
2.875% due 05/15/2049	34,843	37,326
2.375% due 05/15/2029	9,587	9,903

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $46,753)		47,506
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Structured Asset Mortgage Investments Trust
3.090% due 03/19/2034 •	597	592
Total Non-Agency Mortgage-Backed Securities (Cost $564)		592
ASSET-BACKED SECURITIES 0.1%
MelTel Land Funding LLC
3.768% due 04/15/2049	700	717
RBSSP Resecuritization Trust
2.590% due 11/26/2036 •	1,527	1,510
START Ireland
4.089% due 03/15/2044	982	990
Total Asset-Backed Securities (Cost $3,163)		3,217
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,293
Qatar Government International Bond
3.875% due 04/23/2023	5,900	6,195
Saudi Government International Bond
2.875% due 03/04/2023	7,500	7,599
Total Sovereign Issues (Cost $19,512)		20,087
	SHARES

CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500%	13,190	17,994
Total Convertible Preferred Securities (Cost $10,405)		17,994
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	3,105
Total Preferred Securities (Cost $3,000)		3,105
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (i) 0.2%
		6,045

	PRINCIPAL
	AMOUNT
	(000s)

U.S. TREASURY BILLS 0.0%
2.130% due 07/23/2019 - 08/22/2019 (d)(e)(l)	$546	545
Total Short-Term Instruments (Cost $6,590)		6,590
Total Investments in Securities (Cost $2,762,870)		2,862,369
	SHARES

INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	4,536,634	44,876
Total Short-Term Instruments (Cost $44,881)		44,876
Total Investments in Affiliates (Cost $44,881)		44,876
Total Investments 106.8% (Cost $2,807,751)		$2,907,245
Financial Derivative Instruments (j)(k) 0.1%(Cost or Premiums, net $8,468)		1,499

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (6.9)%	(185,885)
Net Assets 100.0%	$2,722,859

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

						Market Value
		Maturity	Acquisition		Market	as Percentage
Issuer Description	Coupon	Date	Date	Cost	Value	of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$6,324	$6,402	0.24%
Delta Air Lines, Inc.	4.501	09/30/2019	09/29/2014	5,713	5,722	0.21
				$12,037	$12,124	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$6,045	U.S. Treasury Notes 2.250% due 03/31/2021	$(6,170)	$6,045	$6,046
Total Repurchase Agreements						$(6,170)	$6,045	$6,046

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(5,972) at a weighted average interest rate of 1.657%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	756	$(162,676)	$(1,076)	$30	$0
U.S. Treasury 5-Year Note September Futures	09/2019	133	(15,715)	(187)	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	593	(75,885)	(1,664)	0	(19)
U.S. Treasury 10-Year Ultra September Futures	09/2019	191	(26,382)	(841)	0	(6)
U.S. Treasury 30-Year Bond September Futures	09/2019	235	(36,565)	(1,313)	29	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	106	(18,822)	(485)	20	0
Total Futures Contracts				$(5,566)	$79	$(25)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.073%	$3,500	$(62)	$29	$(33)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
				Implied		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.913%	$5,800	$24	$1	$25	$3	$0
Berkshire
Hathaway,
Inc.	1.000	Quarterly	12/20/2022	0.285	9,800	194	47	241	0	(4)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.438	5,700	17	93	110	1	0
Ford Motor
Credit Co.
LLC	5.000	Quarterly	12/20/2023	1.838	2,800	378	(5)	373	2	0
General
Electric Co.	1.000	Quarterly	12/20/2020	0.244	6,100	(176)	246	70	0	(2)
General
Electric Co.	1.000	Quarterly	06/20/2023	0.658	6,600	40	48	88	3	0
General
Electric Co.	1.000	Quarterly	12/20/2023	0.809	6,900	(351)	410	59	0	(2)
General
Electric Co.	1.000	Quarterly	06/20/2024	0.928	6,400	(13)	37	24	5	0
International
Lease
Finance Corp.	5.000	Quarterly	06/20/2021	0.321	3,500	523	(197)	326	1	0
Sherwin-
Williams Co.	1.000	Quarterly	06/20/2022	0.380	1,100	14	6	20	0	0
Sherwin-
Williams Co.	1.000	Quarterly	12/20/2022	0.488	1,600	27	1	28	0	0
						$677	$687	$1,364	$15	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$24,600	$(968)	$201	$(767)	$9	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	150,000	2,989	250	3,239	70	0
					$2,021	$451	$2,472	$79	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/
Receive						Premiums	Unrealized
Floating			Payment	Maturity	Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.290%	Semi-Annual	05/15/2024	$11,300	$(12)	$(261)	$(273)	$9	$0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/17/2024	10,400	(11)	(245)	(256)	9	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/28/2024	11,600	(14)	(268)	(282)	10	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024	10,300	(13)	(213)	(226)	9	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024	10,000	(13)	(196)	(209)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024	10,000	(12)	(212)	(224)	9	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024	11,200	(12)	(233)	(245)	10	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024	10,100	(11)	(196)	(207)	9	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024	10,000	(12)	(189)	(201)	9	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024	10,300	(10)	(242)	(252)	9	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024	10,400	(10)	(235)	(245)	9	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	06/10/2024	11,200	(14)	(223)	(237)	10	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024	10,300	(13)	(191)	(204)	9	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024	11,700	(16)	(199)	(215)	11	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024	10,000	(13)	(195)	(208)	9	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024	10,000	(15)	(141)	(156)	9	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024	10,000	(16)	(116)	(132)	9	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024	10,200	(14)	(136)	(150)	9	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024	10,000	(15)	(122)	(137)	9	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024	10,000	(15)	(138)	(153)	9	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.110 Semi-Annual	06/25/2024	10,100	(14)	(150)	(164)	9	0
Receive	3-Month USD-LIBOR	2.080 Semi-Annual	06/26/2024	10,000	(15)	(134)	(149)	9	0
Receive	3-Month USD-LIBOR	1.980 Semi-Annual	06/27/2024	10,000	(16)	(85)	(101)	9	0
Receive	3-Month USD-LIBOR	1.980 Semi-Annual	06/28/2024	11,700	(18)	(100)	(118)	11	0
Receive(6)	3-Month USD-LIBOR	1.880 Semi-Annual	07/02/2024	10,100	(17)	(42)	(59)	0	(59)
Receive(6)	3-Month USD-LIBOR	1.940 Semi-Annual	07/02/2024	11,700	(22)	(80)	(102)	0	(101)
Receive	3-Month USD-LIBOR	2.250 Semi-Annual	06/20/2028	88,200	6,414	(8,823)	(2,409)	146	0

Receive	3-Month USD-LIBOR	3.000 Semi-Annual	12/19/2028	68,600	574	(6,842)	(6,268)	110	0
Receive	3-Month USD-LIBOR	2.933 Semi-Annual	08/15/2048	5,400	105	(976)	(871)	34	0
					$6,730	$(21,183)	$(14,453)	$513	$(160)
Total Swap Agreements					$9,366	$(20,016)	$(10,650)	$607	$(168)

Cash of $41,647 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	Cost	Value
	Call - OTC 2-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Pay	3.107%	09/12/2019	93,700	$441	$2,543
	Put - OTC 30-Year Interest Rate
DUB	Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	9,200	260	0
	Call - OTC 2-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Pay	3.050	09/10/2019	93,700	432	2,438
	Call - OTC 2-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	3.120	09/13/2019	93,700	432	2,568
	Put - OTC 30-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	6,100	281	12
Total Purchased Options							$1,846	$7,561

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount(1)	(Received)	Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	7,800	$(7)	$(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	7,000	(8)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	8,800	(8)	(2)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	10,500	(9)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	7,300	(7)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	19,200	(26)	(5)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	7,800	(9)	(2)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	20,800	(20)	(5)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	6,700	(7)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	6,500	(7)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	7,500	(11)	(2)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	7,100	(8)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	2,700	(3)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	5,600	(10)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800	07/17/2019	10,300	(10)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	11,900	(12)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	8,900	(10)	(3)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	12,700	(12)	(3)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,900	(6)	(1)
						$(190)	$(36)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	(Received)	Value
	Call - OTC 10-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	3.100%	09/12/2019	20,600	$(441)	$(2,119)
	Put - OTC 5-Year Interest Rate
DUB	Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	38,700	(260)	0
	Call - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	1.790	07/11/2019	9,800	(16)	(34)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.070	07/11/2019	9,800	(13)	(1)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	26,900	(282)	(3)
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	1.990	07/12/2019	5,100	(13)	(28)
	Put - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.230	07/12/2019	5,100	(12)	(1)
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.055	09/10/2019	20,600	(433)	(2,033)
	Call - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.100	09/13/2019	20,600	(433)	(2,118)
	Call - OTC 5-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Receive	1.880	07/01/2019	11,900	(18)	(64)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.160	07/01/2019	11,900	(18)	0
							$(1,939)	$(6,401)
Total Written Options							$(2,129)	$(6,437)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
	Mexico Government International
BPS	Bond	1.000%	Quarterly	12/20/2023	1.002%	$200	$(1)	$1	$0	$0
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.110	100	(2)	1	0	(1)
	Mexico Government International
BRC	Bond	1.000	Quarterly	06/20/2022	0.654	2,773	(39)	68	29	0
	Mexico Government International
CBK	Bond	1.000	Quarterly	06/20/2024	1.110	300	(5)	4	0	(1)
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	2,000	(100)	73	0	(27)
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799	600	(54)	29	0	(25)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	700	(43)	(14)	0	(57)
	Mexico Government International
GST	Bond	1.000	Quarterly	06/20/2023	0.866	500	(5)	8	3	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	100	(5)	4	0	(1)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	1.214	900	(8)	7	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.678	2,000	(149)	157	8	0
	Mexico Government International
	Bond	1.000	Quarterly	12/20/2023	1.002	1,900	(30)	30	0	0
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.110	2,600	(42)	29	0	(13)
	Mexico Government International
JPM	Bond	1.000	Quarterly	12/20/2023	1.002	600	(12)	12	0	0
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.110	100	(2)	2	0	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.155	2,300	(118)	86	0	(32)
Total Swap Agreements							$(615)	$497	$40	$(158)

(l)	Securities with an aggregate market value of $545 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio’s assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,689	$6,402	$37,091
Corporate Bonds & Notes
Banking & Finance	0	1,274,274	0	1,274,274
Industrials	0	966,100	0	966,100
Utilities	0	230,545	0	230,545
Municipal Bonds & Notes
California	0	2,538	0	2,538
Georgia	0	11,287	0	11,287
Illinois	0	1,018	0	1,018
Massachusetts	0	361	0	361
New York	0	365	0	365
Ohio	0	10,814	0	10,814
U.S. Government Agencies	0	228,885	0	228,885
U.S. Treasury Obligations	0	47,506	0	47,506
Non-Agency Mortgage-Backed Securities	0	592	0	592
Asset-Backed Securities	0	3,217	0	3,217
Sovereign Issues	0	20,087	0	20,087
Convertible Preferred Securities
Banking & Finance	17,994	0	0	17,994
Preferred Securities
Banking & Finance	0	3,105	0	3,105
Short-Term Instruments
Repurchase Agreements	0	6,045	0	6,045
U.S. Treasury Bills	0	545	0	545

	$17,994	$2,837,973	$6,402	$2,862,369
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,876	$0	$0	$44,876

Total Investments	$62,870	$2,837,973	$6,402	$2,907,245

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	79	607	0	686
Over the counter	0	7,601	0	7,601

	$79	$8,208	$0	$8,287
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(168)	0	(193)
Over the counter	0	(6,595)	0	(6,595)

	$(25)	$(6,763)	$0	$(6,788)

Total Financial Derivative Instruments	$54	$1,445	$0	$1,499

Totals	$62,924	$2,839,418	$6,402	$2,908,744

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.2%

American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~	$29,100	$29,057
Aramark Services, Inc. 4.080% (LIBOR03M + 1.750%) due 03/11/2025 ~	4,477	4,470
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)	40,956	41,461
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	12,412	12,639
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~	58,263	58,255
Citadel Securities LP TBD% due 02/27/2026 «	6,000	6,015
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~	968	964
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~	21,085	21,094
Delta Air Lines, Inc. 4.501% (LIBOR03M + 1.900%) due 09/30/2019 ~(i)	34,360	34,417
HCA, Inc. 4.080% (LIBOR03M + 1.750%) due 03/17/2023 ~	3,725	3,730
Hilton Worldwide Finance LLC
4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,417
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~	159,016	158,094
Norwegian Air Shuttle 4.311% (LIBOR03M + 2.000%) due 06/24/2026 «~(i)	48,130	46,084
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~	17,300	17,274
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~	25,000	24,937
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~	35,100	35,065
WR Grace & Co. 4.080% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,573	3,570
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	18,593	18,717
Total Loan Participations and Assignments (Cost $523,913)		522,260

CORPORATE BONDS & NOTES 84.0%

BANKING & FINANCE 26.6%

AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,760	3,795
3.500% due 05/26/2022	350	357
3.500% due 01/15/2025	600	604
3.650% due 07/21/2027 (k)	700	697
3.875% due 01/23/2028	150	151
4.125% due 07/03/2023	9,415	9,794
4.450% due 12/16/2021	9,300	9,660
4.500% due 05/15/2021	7,800	8,044
Air Lease Corp.
3.375% due 06/01/2021	7,749	7,870
3.500% due 01/15/2022	11,825	12,110
3.625% due 12/01/2027	2,900	2,918
3.875% due 04/01/2021	6,331	6,469
4.625% due 10/01/2028	1,400	1,496
Aircastle Ltd. 5.125% due 03/15/2021	3,958	4,105
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	700	721
4.500% due 07/30/2029	14,743	16,233
4.850% due 04/15/2049	900	1,032
Alleghany Corp. 4.900% due 09/15/2044	5,400	5,923
Allstate Corp. 3.850% due 08/10/2049	3,700	3,893
American Campus Communities Operating Partnership LP 3.750% due 04/15/2023	4,100	4,245
American Express Co. 4.900% due 03/15/2020 •(g)	17,900	17,972

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

American Financial Group, Inc. 4.500% due 06/15/2047	40,300	40,914
American Homes 4 Rent LP
4.250% due 02/15/2028	4,783	4,959
4.900% due 02/15/2029	10,900	11,871
American International Group, Inc.
3.875% due 01/15/2035	2,000	1,995
3.900% due 04/01/2026	6,900	7,224
4.375% due 01/15/2055	16,512	16,627
4.500% due 07/16/2044	40,700	43,039
4.700% due 07/10/2035	4,550	4,997
4.750% due 04/01/2048	1,100	1,214
4.800% due 07/10/2045	1,200	1,314
5.750% due 04/01/2048 •	3,100	3,192
American Tower Corp.
2.950% due 01/15/2025	7,500	7,564
3.000% due 06/15/2023	4,060	4,101
3.125% due 01/15/2027	8,200	8,139
3.375% due 10/15/2026	4,300	4,376
3.550% due 07/15/2027	8,000	8,158
3.600% due 01/15/2028	2,250	2,291
3.800% due 08/15/2029	32,000	33,051
3.950% due 03/15/2029	21,900	22,932
4.400% due 02/15/2026	3,100	3,351
Arch Capital Finance LLC 5.031% due 12/15/2046	4,100	4,896
AvalonBay Communities, Inc. 4.150% due 07/01/2047	7,200	7,874
Aviation Capital Group LLC
3.500% due 11/01/2027	6,100	6,106
6.750% due 04/06/2021	5,900	6,302
7.125% due 10/15/2020	1,500	1,587
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	9,795	10,467
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023	800	834
4.350% due 04/20/2028	14,907	15,682
5.000% due 04/20/2048	36,100	37,266
AXIS Specialty Finance LLC 3.900% due 07/15/2029	4,000	4,082
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027	9,200	9,298
4.000% due 02/11/2023	1,900	1,992
Banco General S.A. 4.125% due 08/07/2027	400	406
Banco Santander S.A.
3.306% due 06/27/2029	7,200	7,253
4.379% due 04/12/2028	18,400	19,589
Bank of America Corp.
3.248% due 10/21/2027	200	205
3.419% due 12/20/2028 •	100,251	103,323
3.500% due 04/19/2026	19,600	20,534
3.593% due 07/21/2028 •	16,700	17,418
3.974% due 02/07/2030 •	12,200	13,076
4.000% due 04/01/2024	3,243	3,457
5.875% due 03/15/2028 •(g)	112,754	117,794
7.750% due 05/14/2038	15,700	23,179
8.050% due 06/15/2027	3,180	4,023
Bank of America N.A. 6.000% due 10/15/2036	9,200	12,151
Bank of New York Mellon Corp. 4.950% due 06/20/2020 •(g)	5,700	5,770
Banque Federative du Credit Mutuel S.A. 3.322% (US0003M + 0.730%) due 07/20/2022 ~	500	502
Barclays Bank PLC 7.625% due 11/21/2022 (h)	54,050	59,055
Barclays PLC
4.337% due 01/10/2028	2,400	2,459
4.338% due 05/16/2024 •	15,000	15,496
4.950% due 01/10/2047	12,250	12,920
4.972% due 05/16/2029 •	36,600	39,050
5.250% due 08/17/2045	2,000	2,176
BBVA Bancomer S.A.
5.125% due 01/18/2033 •	1,900	1,835
6.500% due 03/10/2021	35,235	37,120
6.750% due 09/30/2022	12,500	13,635
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048	15,400	17,231
4.250% due 01/15/2049	5,000	5,627
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	4,045	4,710
BGC Partners, Inc. 5.375% due 07/24/2023	20,500	21,483
Blackstone Holdings Finance Co. LLC 4.000% due 10/02/2047	8,400	8,209

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

BNP Paribas S.A.
6.625% due 03/25/2024 •(g)		10,500	10,941
7.195% due 06/25/2037 •(g)		17,300	18,744
7.375% due 08/19/2025 •(g)(h)		16,400	18,239
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,038
BPCE S.A. 5.150% due 07/21/2024		2,900	3,138
Brighthouse Financial, Inc. 4.700% due 06/22/2047		25,336	21,189
Brixmor Operating Partnership LP 4.125% due 05/15/2029		3,000	3,136
Brookfield Finance, Inc.
4.700% due 09/20/2047		30,300	31,687
4.850% due 03/29/2029		20,000	21,882
Brown & Brown, Inc. 4.500% due 03/15/2029		10,300	10,824
Cantor Fitzgerald LP 6.500% due 06/17/2022		25,450	27,376
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	6,193
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		3,113	3,391
CBL & Associates LP 5.950% due 12/15/2026		3,900	2,691
CC Holdings GS LLC 3.849% due 04/15/2023		29,710	31,049
Charles Schwab Corp.
4.625% due 03/01/2022 •(g)		3,000	3,014
5.000% due 12/01/2027 •(g)		9,400	9,367
Citigroup, Inc.
3.200% due 10/21/2026		20,000	20,425
3.400% due 05/01/2026		2,800	2,900
3.668% due 07/24/2028 •		17,500	18,270
3.700% due 01/12/2026		22,377	23,567
4.075% due 04/23/2029 •		20,100	21,595
4.281% due 04/24/2048 •		7,600	8,510
4.650% due 07/23/2048		3,700	4,309
4.750% due 05/18/2046		12,600	14,298
6.625% due 06/15/2032		600	775
8.125% due 07/15/2039		72,588	116,160
CME Group, Inc.
4.150% due 06/15/2048		9,100	10,207
5.300% due 09/15/2043		1,125	1,440
CNH Industrial Capital LLC 3.875% due 10/15/2021		1,000	1,022
Cooperatieve Rabobank UA
4.625% due 12/29/2025 •(g)(h)	EUR	3,200	3,910
5.500% due 06/29/2020 •(g)(h)		22,085	26,178
6.625% due 06/29/2021 •(g)(h)		23,400	29,513
6.875% due 03/19/2020 (h)		35,400	42,254
Credit Agricole S.A.
7.500% due 06/23/2026 •(g)(h)	GBP	2,500	3,612
8.375% due 10/13/2019 •(g)		$4,770	4,808
Credit Suisse AG
3.625% due 09/09/2024		1,800	1,895
6.500% due 08/08/2023 (h)		69,377	76,532
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,276
3.869% due 01/12/2029 •		9,950	10,262
4.282% due 01/09/2028		20,050	21,170
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	403
3.750% due 03/26/2025		18,150	18,958
3.800% due 09/15/2022		5,125	5,313
3.800% due 06/09/2023		3,500	3,631
4.550% due 04/17/2026		11,600	12,621
4.875% due 05/15/2045		9,775	11,474
Crown Castle International Corp.
2.250% due 09/01/2021		2,665	2,653
3.150% due 07/15/2023		3,100	3,161
4.300% due 02/15/2029		1,100	1,184
4.450% due 02/15/2026		15,750	16,996
4.750% due 05/15/2047		1,600	1,725
5.200% due 02/15/2049		15,500	17,836
CubeSmart LP 3.125% due 09/01/2026		600	594
Danske Bank A/S 5.375% due 01/12/2024		1,500	1,622
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 •(g)		15,000	15,003
Deutsche Bank AG 4.250% due 10/14/2021		88,485	89,677
Digital Realty Trust LP
3.600% due 07/01/2029		8,700	8,816
3.700% due 08/15/2027		500	514

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.450% due 07/15/2028	18,900	20,511
Discover Financial Services 4.500% due 01/30/2026	7,600	8,163
Doctors Co. 6.500% due 10/15/2023	31,800	34,312
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	13,549	14,112
E*TRADE Financial Corp.
3.800% due 08/24/2027	5,525	5,566
4.500% due 06/20/2028	7,885	8,295
EPR Properties
4.500% due 06/01/2027	3,525	3,679
4.950% due 04/15/2028	6,800	7,317
ERP Operating LP 4.500% due 07/01/2044	14,885	17,021
Essex Portfolio LP
3.625% due 05/01/2027	13,800	14,339
4.000% due 03/01/2029	10,600	11,297
4.500% due 03/15/2048	3,900	4,211
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	11,100	11,708
Farmers Insurance Exchange 4.747% due 11/01/2057 •	21,600	20,799
Federal Realty Investment Trust 4.500% due 12/01/2044	1,200	1,330
Fidelity National Financial, Inc. 5.500% due 09/01/2022	29,500	31,928
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020	24,100	24,050
First American Financial Corp. 4.300% due 02/01/2023	18,250	18,899
First Gulf Bank PJSC 2.625% due 02/24/2020	15,100	15,101
First Union Capital 7.950% due 11/15/2029	1,000	1,349
FMR LLC
4.950% due 02/01/2033	6,200	7,388
5.150% due 02/01/2043	1,550	1,856
6.450% due 11/15/2039	500	676
Ford Holdings LLC 9.300% due 03/01/2030	14,575	18,860
Ford Motor Credit Co. LLC
2.343% due 11/02/2020	3,793	3,767
3.006% due 11/02/2020 ~	300	297
3.273% due 09/24/2020 ~	14,100	14,090
3.336% due 03/18/2021	5,000	5,023
3.408% due 04/05/2021 ~	1,215	1,199
3.600% (US0003M + 1.270%) due 03/28/2022 ~	7,778	7,656
3.656% (US0003M + 1.080%) due 08/03/2022 ~	524	513
3.753% due 02/15/2023 ~	3,131	3,041
5.584% due 03/18/2024	54,000	57,878
5.596% due 01/07/2022	14,107	14,943
5.729% due 01/07/2022 ~	900	928
5.875% due 08/02/2021	5,000	5,273
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	147,775	145,974
General Motors Financial Co., Inc.
3.640% (US0003M + 1.310%) due 06/30/2022 ~	2,000	2,000
3.665% due 11/06/2021 ~	700	700
5.100% due 01/17/2024	16,015	17,137
5.650% due 01/17/2029	5,282	5,795
GLP Capital LP 5.300% due 01/15/2029	22,800	24,658
Goldman Sachs Group, Inc.
3.750% due 02/25/2026	12,000	12,531
3.814% due 04/23/2029 •	7,700	8,025
3.850% due 07/08/2024	1,400	1,469
3.850% due 01/26/2027	1,500	1,569
3.940% (US0003M + 1.360%) due 04/23/2021 ~	72,500	73,616
4.000% due 03/03/2024	20,800	22,075
4.017% due 10/31/2038 •	100	103
4.411% due 04/23/2039 •	10,300	11,152
4.800% due 07/08/2044	20,050	23,109
5.750% due 01/24/2022	15,400	16,642
5.950% due 01/15/2027	112	131
6.250% due 02/01/2041	12,925	17,346
6.750% due 10/01/2037	124,500	163,143
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	21,200	21,979
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	21,450	21,704
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047	12,500	13,463
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	4,000	4,520

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Hanover Insurance Group, Inc. 4.500% due 04/15/2026		7,800	8,259
Harborwalk Funding Trust 5.077% due 02/15/2069 •		27,500	31,505
Harley-Davidson Financial Services, Inc. 3.460% due 03/02/2021 ~		1,500	1,498
Hartford Financial Services Group, Inc. 4.643% (US0003M + 2.125%) due 02/12/2067 ~		3,600	3,065
HBOS PLC 5.374% due 06/30/2021	EUR	8,000	10,000
HCP, Inc. 6.750% due 02/01/2041		$3,500	4,685
High Street Funding Trust 4.682% due 02/15/2048		4,200	4,570
Hospitality Properties Trust 4.375% due 02/15/2030		7,700	7,362
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(g)	GBP	8,956	14,712
5.862% due 04/07/2020 •(g)		2,000	2,618
HSBC Bank USA N.A. 7.000% due 01/15/2039		$11,450	16,144
HSBC Capital Funding LP 10.176% due 06/30/2030 •(g)		4,800	7,465
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,244
3.803% due 03/11/2025 •		11,300	11,775
3.900% due 05/25/2026		4,500	4,713
3.973% due 05/22/2030 •		2,000	2,088
4.300% due 03/08/2026		21,131	22,706
4.583% due 06/19/2029 •		7,050	7,704
5.250% due 09/16/2022 •(g)(h)	EUR	1,450	1,781
5.875% due 09/28/2026 •(g)(h)	GBP	26,400	35,283
6.000% due 09/29/2023 •(g)(h)	EUR	26,645	35,036
6.100% due 01/14/2042		$10,850	14,760
6.250% due 03/23/2023 •(g)(h)		1,172	1,208
6.500% due 03/23/2028 •(g)(h)		70,700	74,177
6.500% due 09/15/2037		6,715	8,763
6.800% due 06/01/2038		4,300	5,804
7.000% due 04/07/2038	GBP	1,900	3,483
7.625% due 05/17/2032		$11,547	16,039
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,600	5,703
4.650% due 04/01/2029		6,000	6,446
ING Groep NV 4.625% due 01/06/2026		5,200	5,674
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,193
4.250% due 09/21/2048		6,800	7,607
International Lease Finance Corp.
4.625% due 04/15/2021		1,500	1,547
8.250% due 12/15/2020		1,030	1,111
8.625% due 01/15/2022		800	913
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,422
6.500% due 02/24/2021		10,000	10,526
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	473
5.500% due 08/06/2022		6,900	7,308
Jackson National Life Global Funding 3.250% due 01/30/2024		2,155	2,220
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.897% due 01/23/2049 •		41,400	43,459
3.900% due 07/15/2025		900	961
4.032% due 07/24/2048 •		12,350	13,177
5.600% due 07/15/2041		21,340	27,727
5.639% (US0003M + 3.320%) due 10/01/2019 ~(g)		19,175	19,138
6.000% due 08/01/2023 •(g)		8,410	8,847
6.053% (US0003M + 3.470%) due 07/30/2019 ~(g)		42,817	42,788
6.100% due 10/01/2024 •(g)		81,200	87,536
6.125% due 04/30/2024 •(g)		29,650	31,676
6.400% due 05/15/2038		40,278	55,596
6.750% due 02/01/2024 •(g)		26,742	29,575
Kilroy Realty LP
4.250% due 08/15/2029		12,400	13,174
4.750% due 12/15/2028		2,000	2,223
Kimco Realty Corp. 4.450% due 09/01/2047		5,700	5,965
Lazard Group LLC
4.375% due 03/11/2029		6,400	6,771
4.500% due 09/19/2028		400	426
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	20,159
Liberty Mutual Group, Inc.
4.500% due 06/15/2049		4,200	4,424
6.500% due 05/01/2042		5,670	7,521

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Life Storage LP 3.875% due 12/15/2027	1,100	1,125
Lloyds Bank PLC 7.500% due 04/02/2032 þ	29,200	23,318
Lloyds Banking Group PLC
3.000% due 01/11/2022	2,000	2,021
3.574% due 11/07/2028 •	10,200	10,203
4.344% due 01/09/2048	200	195
4.450% due 05/08/2025	500	532
4.550% due 08/16/2028	26,900	29,037
7.500% due 09/27/2025 •(g)(h)	20,800	21,884
Manulife Financial Corp. 5.375% due 03/04/2046	2,600	3,203
Markel Corp. 5.000% due 05/20/2049	6,200	6,758
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048	9,000	9,583
4.350% due 01/30/2047	6,400	6,942
4.375% due 03/15/2029	9,200	10,175
4.900% due 03/15/2049	14,600	17,434
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077	3,800	4,440
8.875% due 06/01/2039	5,084	8,343
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	11,000	12,007
MetLife Capital Trust 7.875% due 12/15/2067	11,690	14,748
MetLife, Inc.
5.250% due 06/15/2020 •(g)	19,650	19,810
5.875% due 03/15/2028 •(g)	6,800	7,184
9.250% due 04/08/2068	42,266	59,240
10.750% due 08/01/2069	5,132	8,144
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,400	1,418
3.050% due 06/17/2029	1,800	1,832
Mid-America Apartments LP
3.600% due 06/01/2027	300	310
4.300% due 10/15/2023	13,700	14,569
Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039	7,700	8,447
4.286% due 07/26/2038	7,900	8,780
Morgan Stanley
3.591% due 07/22/2028 •	18,200	18,957
3.875% due 01/27/2026	22,995	24,455
6.375% due 07/24/2042	45,700	64,037
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •	28,500	29,148
Nationwide Building Society
4.000% due 09/14/2026	9,400	9,406
4.302% due 03/08/2029 •	1,000	1,048
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	32,300	52,856
Navient Corp.
5.625% due 08/01/2033	7,679	6,431
7.250% due 01/25/2022	23,096	25,001
8.000% due 03/25/2020	20,750	21,528
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,544
4.875% due 04/15/2045	8,288	7,939
New York Life Global Funding 2.900% due 01/17/2024	913	935
New York Life Insurance Co.
4.450% due 05/15/2069	12,000	13,229
5.875% due 05/15/2033	1,000	1,304
6.750% due 11/15/2039	12,750	18,166
Nippon Life Insurance Co. 5.100% due 10/16/2044 •	24,450	26,260
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	7,400	7,371
2.150% due 09/28/2020	4,480	4,456
2.650% due 07/13/2022	11,878	11,846
3.016% due 09/21/2021 ~	2,300	2,300
3.020% due 09/28/2022 ~	400	398
3.150% due 03/15/2021	13,060	13,173
3.247% (US0003M + 0.650%) due 07/13/2022 ~	1,500	1,493
3.450% due 03/15/2023	1,215	1,243
3.487% (US0003M + 0.890%) due 01/13/2022 ~	2,300	2,303
3.875% due 09/21/2023	8,000	8,302
Nordea Bank Abp 6.625% due 03/26/2026 •(g)	5,000	5,279
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/2047	10,340	10,641
6.063% due 03/30/2040	33,429	44,652
Ohio National Life Insurance Co. 6.875% due 06/15/2042	400	485

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Old Republic International Corp. 3.875% due 08/26/2026		300	309
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025 (k)		5,000	5,218
4.750% due 01/15/2028 (k)		7,900	8,369
5.250% due 01/15/2026		15,000	16,248
Ontario Teachers' Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	4,110
4.125% due 02/01/2029		4,500	4,893
ORIX Corp. 4.050% due 01/16/2024		22,600	23,985
Pacific Life Insurance Co. 9.250% due 06/15/2039		114,131	184,481
PartnerRe Finance B LLC 3.700% due 07/02/2029		16,100	16,398
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		26,295	36,379
Physicians Realty LP 3.950% due 01/15/2028		7,900	7,968
Pine Street Trust
4.572% due 02/15/2029		25,000	26,196
5.568% due 02/15/2049		25,300	27,369
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		24,000	24,785
Progressive Corp.
3.700% due 01/26/2045		1,400	1,441
4.125% due 04/15/2047		7,900	8,777
Prudential Financial, Inc.
3.935% due 12/07/2049		14,113	14,819
5.200% due 03/15/2044 •		1,400	1,459
5.625% due 06/15/2043 •		7,000	7,415
5.700% due 12/14/2036		900	1,149
Prudential PLC 5.560% due 07/20/2055 •	GBP	1,900	2,584
Realty Income Corp. 4.650% due 03/15/2047		$2,750	3,188
Regency Centers LP
4.125% due 03/15/2028		1,100	1,176
4.400% due 02/01/2047		5,700	6,159
4.650% due 03/15/2049		1,500	1,677
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	1,000	1,166
2.500% due 03/22/2023		3,900	4,713
3.875% due 09/12/2023		$30,000	30,790
4.269% due 03/22/2025 •		3,160	3,269
4.445% due 05/08/2030 •		5,700	5,918
4.800% due 04/05/2026		1,300	1,391
4.892% due 05/18/2029 •		26,200	27,987
5.076% due 01/27/2030 •		48,650	52,781
6.000% due 12/19/2023		16,524	18,000
Santander Holdings USA, Inc. 4.400% due 07/13/2027		5,200	5,429
Santander UK Group Holdings PLC
2.875% due 08/05/2021		10,300	10,319
3.823% due 11/03/2028 •		55,945	56,559
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		14,550	15,166
6.125% due 02/07/2022		26,400	28,074
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	9,677
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,119
Spirit Realty LP 4.450% due 09/15/2026		2,350	2,462
Standard Chartered PLC 4.305% due 05/21/2030 •		1,300	1,349
State Bank of India 3.250% due 01/24/2022		22,000	22,185
State Street Corp. 5.625% due 12/15/2023 •(g)		4,500	4,566
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	6,800	9,484
Stifel Financial Corp. 4.250% due 07/18/2024		$1,000	1,050
Synchrony Financial 4.500% due 07/23/2025		600	630
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	12,238
4.900% due 09/15/2044		25,100	29,380
6.850% due 12/16/2039		5,129	7,273
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	340	570
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		$7,933	11,390
Travelers Cos., Inc. 4.050% due 03/07/2048		5,600	6,215

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Trust F
6.390% due 01/15/2050		7,500	7,706
6.950% due 01/30/2044		25,270	28,353
U.S. Bancorp 5.300% due 04/15/2027 •(g)		23,300	24,195
UBS AG
4.750% due 02/12/2026 •(h)	EUR	4,400	5,347
5.125% due 05/15/2024 (h)		$58,221	61,870
7.625% due 08/17/2022 (h)		95,000	106,585
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •		2,100	2,120
4.125% due 09/24/2025		400	427
4.125% due 04/15/2026		36,300	38,797
UDR, Inc.
3.500% due 07/01/2027		3,323	3,413
4.400% due 01/26/2029		5,100	5,574
UniCredit SpA
6.572% due 01/14/2022		16,950	18,020
7.830% due 12/04/2023		70,950	81,105
Unum Group 4.000% due 06/15/2029		4,700	4,826
Ventas Realty LP
2.650% due 01/15/2025 (a)		3,300	3,286
4.400% due 01/15/2029		1,900	2,064
4.875% due 04/15/2049		5,800	6,398
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,900	7,116
4.875% due 06/01/2026		1,900	2,055
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,334
Voya Financial, Inc. 4.700% due 01/23/2048 •		8,300	7,580
Washington Prime Group LP 5.950% due 08/15/2024 (k)		31,000	29,489
WEA Finance LLC
3.150% due 04/05/2022		2,100	2,135
4.750% due 09/17/2044		1,309	1,446
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	41,090
3.196% due 06/17/2027 •		11,205	11,428
3.300% due 09/09/2024		2,000	2,070
3.584% due 05/22/2028 •		34,600	36,170
4.900% due 11/17/2045		700	813
5.375% due 02/07/2035		4,900	6,049
5.375% due 11/02/2043		28,425	34,400
5.606% due 01/15/2044		200	250
5.875% due 06/15/2025 •(g)		3,400	3,699
5.900% due 06/15/2024 •(g)		82,329	86,196
Wells Fargo Bank N.A.
3.550% due 08/14/2023		15,000	15,658
5.850% due 02/01/2037		5,901	7,584
5.950% due 08/26/2036		800	1,022
6.600% due 01/15/2038		22,877	31,826
Wells Fargo Capital 5.950% due 12/01/2086		2,100	2,476
Welltower, Inc.
4.000% due 06/01/2025		12,100	12,752
4.950% due 09/01/2048		6,200	6,921
6.500% due 03/15/2041		29,850	38,153
Weyerhaeuser Co.
4.000% due 11/15/2029		3,025	3,220
6.875% due 12/15/2033		14,477	19,345
6.950% due 10/01/2027		4,500	5,642
7.375% due 03/15/2032		144,587	202,216
7.950% due 03/15/2025		850	1,034
8.500% due 01/15/2025		450	576
WP Carey, Inc.
3.850% due 07/15/2029		2,100	2,129
4.000% due 02/01/2025		1,600	1,653
XLIT Ltd. 5.500% due 03/31/2045		12,450	14,686
			6,431,266
INDUSTRIALS 42.3%
AbbVie, Inc.
2.900% due 11/06/2022		2,600	2,618
4.300% due 05/14/2036		23,400	23,519
4.400% due 11/06/2042		44,237	43,851
4.450% due 05/14/2046		33,650	33,067
4.500% due 05/14/2035		25,127	25,857
4.700% due 05/14/2045		32,100	32,837
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	8,694
Activision Blizzard, Inc. 4.500% due 06/15/2047		12,455	12,907

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

ADT Security Corp. 4.875% due 07/15/2032	72,930	63,267
AEP Transmission Co. LLC 3.750% due 12/01/2047	1,100	1,130
Aetna, Inc. 4.750% due 03/15/2044	50	51
Air Canada Pass-Through Trust 4.125% due 11/15/2026	13,713	14,447
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	14,606
4.200% due 12/06/2047	12,200	12,832
Alimentation Couche-Tard, Inc. 4.500% due 07/26/2047	8,900	8,965
Allergan Funding SCS
4.550% due 03/15/2035	14,400	14,551
4.850% due 06/15/2044	51,900	53,924
Allergan Sales LLC
4.875% due 02/15/2021	2,000	2,060
5.000% due 12/15/2021	1,225	1,281
Altria Group, Inc.
3.875% due 09/16/2046	12,080	10,741
4.400% due 02/14/2026	5,000	5,349
5.950% due 02/14/2049	25,500	29,040
6.200% due 02/14/2059	17,500	19,951
Amazon.com, Inc.
3.875% due 08/22/2037	1,100	1,214
4.250% due 08/22/2057	48,800	56,265
4.950% due 12/05/2044	475	598
American Airlines Pass-Through Trust
3.000% due 04/15/2030	628	628
3.200% due 12/15/2029	5,152	5,208
3.250% due 04/15/2030	897	891
3.375% due 11/01/2028	8,349	8,510
3.600% due 04/15/2031	3,646	3,657
3.700% due 04/01/2028	4,361	4,515
4.000% due 01/15/2027	4,516	4,714
4.375% due 04/01/2024	555	567
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,065
4.563% due 06/15/2048	11,574	12,576
4.663% due 06/15/2051	162,358	177,907
4.950% due 10/01/2041	4,650	5,257
Anadarko Holding Co. 7.150% due 05/15/2028	14,050	16,786
Anadarko Petroleum Corp.
4.500% due 07/15/2044	800	820
6.450% due 09/15/2036	10,816	13,305
7.000% due 11/15/2027	1,000	1,158
7.950% due 06/15/2039	50,000	68,775
Andeavor Logistics LP
3.500% due 12/01/2022	2,525	2,586
5.200% due 12/01/2047	2,100	2,230
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	110,137
4.900% due 02/01/2046	166,210	185,019
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	286
4.375% due 04/15/2038	14,400	15,268
4.439% due 10/06/2048	16,601	17,451
4.600% due 04/15/2048	7,282	7,833
4.750% due 01/23/2029	4,297	4,871
4.750% due 04/15/2058	23,800	25,178
4.900% due 01/23/2031	2,666	3,085
4.950% due 01/15/2042	4,000	4,453
5.450% due 01/23/2039	12,150	14,458
5.550% due 01/23/2049	13,605	16,613
5.800% due 01/23/2059	64,000	80,232
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,018
4.375% due 12/01/2047	27,800	29,632
4.550% due 03/01/2048	9,700	10,626
4.625% due 05/15/2042	11,000	11,984
4.650% due 01/15/2043	2,605	2,844
5.100% due 01/15/2044	13,244	15,232
AP Moller - Maersk A/S 3.750% due 09/22/2024	3,900	3,952
Apache Corp. 5.100% due 09/01/2040	850	861
Apple, Inc.
3.200% due 05/11/2027	3,700	3,859
3.750% due 09/12/2047	31,100	32,597
3.850% due 08/04/2046	73,395	78,247
4.250% due 02/09/2047	19,576	21,969
4.375% due 05/13/2045	2,400	2,736
Applied Materials, Inc. 4.350% due 04/01/2047	13,300	14,862

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Aptiv PLC 5.400% due 03/15/2049	20,000	21,100
Arconic, Inc. 5.900% due 02/01/2027	1,900	2,070
Arrow Electronics, Inc. 4.500% due 03/01/2023	2,100	2,200
AstraZeneca PLC 4.375% due 11/16/2045	6,400	7,095
Bacardi Ltd.
4.500% due 01/15/2021	5,900	6,037
4.700% due 05/15/2028	5,200	5,565
5.150% due 05/15/2038	18,440	19,123
5.300% due 05/15/2048	28,300	29,801
Baker Hughes a GE Co. LLC 5.125% due 09/15/2040	6,800	7,495
Barrick North America Finance LLC 5.700% due 05/30/2041	9,900	11,850
BAT Capital Corp.
3.222% due 08/15/2024	3,850	3,884
4.390% due 08/15/2037	21,600	20,568
4.540% due 08/15/2047	36,508	33,884
Baxter International, Inc. 2.600% due 08/15/2026	1,500	1,486
Bayer U.S. Finance LLC
2.750% due 07/15/2021	5,985	5,990
3.000% due 10/08/2021	1,900	1,914
3.420% due 12/15/2023 ~	1,050	1,032
3.875% due 12/15/2023	5,000	5,184
4.200% due 07/15/2034	18,043	17,114
4.375% due 12/15/2028	8,100	8,541
4.625% due 06/25/2038	900	919
4.875% due 06/25/2048	27,000	27,740
Becton Dickinson and Co. 4.875% due 05/15/2044	8,013	8,624
Biogen, Inc. 5.200% due 09/15/2045	6,400	7,197
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	58,619
7.375% due 01/15/2040	42,000	59,957
Braskem America Finance Co. 7.125% due 07/22/2041	26,600	31,486
Braskem Netherlands Finance BV 4.500% due 01/10/2028	10,000	10,153
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	800	837
4.125% due 06/15/2039	5,500	5,969
4.250% due 10/26/2049	39,500	43,542
Broadcom Corp.
2.200% due 01/15/2021	2,930	2,905
2.650% due 01/15/2023	28,383	27,991
3.000% due 01/15/2022	39,704	39,872
3.875% due 01/15/2027	51,800	50,831
Broadcom, Inc.
3.125% due 04/15/2021	35,636	35,879
3.125% due 10/15/2022	31,000	31,182
Buckeye Partners LP 5.600% due 10/15/2044	3,800	3,134
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	44,156
4.450% due 03/15/2043	69,500	79,393
4.900% due 04/01/2044	3,300	4,001
5.050% due 03/01/2041	11,900	14,443
5.750% due 05/01/2040	15,720	20,734
6.200% due 08/15/2036	800	1,071
6.530% due 07/15/2037	1,500	2,049
7.290% due 06/01/2036	800	1,158
CA, Inc. 3.600% due 08/01/2020	5,200	5,235
Campbell Soup Co.
3.040% due 03/15/2021 ~	1,000	998
3.300% due 03/15/2021	8,200	8,306
3.950% due 03/15/2025	2,200	2,289
4.150% due 03/15/2028	4,000	4,178
4.800% due 03/15/2048	500	506
Canadian Pacific Railway Co. 6.125% due 09/15/2115	46,358	63,508
CBS Corp.
4.850% due 07/01/2042	14,534	15,312
4.900% due 08/15/2044	4,027	4,282
7.875% due 07/30/2030	7,800	10,611
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	3,821	3,983
Celgene Corp.
3.250% due 08/15/2022	2,816	2,895
3.900% due 02/20/2028	1,500	1,608
4.350% due 11/15/2047	17,664	19,506

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.550% due 02/20/2048	1,100	1,261
4.625% due 05/15/2044	5,341	6,091
5.000% due 08/15/2045	5,917	7,024
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	9,000	9,675
Cenovus Energy, Inc.
5.250% due 06/15/2037	7,515	7,873
5.400% due 06/15/2047	22,000	23,827
6.750% due 11/15/2039	16,900	20,019
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	2,053
Central Japan Railway Co. 2.800% due 02/23/2022	1,200	1,213
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	11,000	10,896
2.362% due 05/28/2021	18,500	18,490
3.125% due 11/02/2021 ~	2,000	2,002
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,814
4.200% due 03/15/2028	1,900	1,975
4.464% due 07/23/2022	2,375	2,496
4.500% due 02/01/2024	9,100	9,692
5.125% due 07/01/2049 (a)	42,000	42,724
5.375% due 05/01/2047	49,200	51,852
5.750% due 04/01/2048	14,200	15,721
6.384% due 10/23/2035	34,381	40,404
6.484% due 10/23/2045	38,419	45,290
China Resources Gas Group Ltd. 4.500% due 04/05/2022	5,434	5,689
Cigna Corp. 3.487% due 07/15/2023 ~	4,600	4,599
Cigna Holding Co. 5.125% due 06/15/2020	5,870	6,015
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,842
4.375% due 06/01/2024	1,300	1,379
4.375% due 03/15/2029	25,000	26,555
Citrix Systems, Inc. 4.500% due 12/01/2027	4,100	4,244
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	12,550
Comcast Corp.
2.350% due 01/15/2027	1,900	1,854
3.200% due 07/15/2036	1,300	1,265
3.969% due 11/01/2047	57,110	60,112
3.999% due 11/01/2049	144,597	152,432
4.000% due 03/01/2048	12,260	12,977
4.049% due 11/01/2052	3,821	4,058
4.500% due 01/15/2043	2,600	2,898
4.600% due 10/15/2038	5,400	6,188
4.650% due 07/15/2042	46,600	53,645
4.700% due 10/15/2048	10,000	11,735
4.750% due 03/01/2044	1,600	1,867
5.650% due 06/15/2035	10,000	12,483
7.050% due 03/15/2033	6,875	9,633
Conagra Brands, Inc.
3.250% due 09/15/2022	1,904	1,940
3.800% due 10/22/2021	19,946	20,500
4.300% due 05/01/2024	7,593	8,055
4.600% due 11/01/2025	6,541	7,122
5.300% due 11/01/2038	7,431	8,085
5.400% due 11/01/2048	10,300	11,309
7.000% due 10/01/2028	1,800	2,222
Concho Resources, Inc.
4.850% due 08/15/2048	5,400	6,074
4.875% due 10/01/2047	7,979	8,934
Constellation Brands, Inc.
2.650% due 11/07/2022	8,000	8,030
4.100% due 02/15/2048	10,200	10,143
4.500% due 05/09/2047	8,100	8,452
5.250% due 11/15/2048	3,500	4,056
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	4,780	5,003
7.250% due 05/10/2021	10,901	11,060
Continental Resources, Inc. 4.900% due 06/01/2044	16,600	17,459
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,094
4.500% due 08/01/2047	28,470	30,809
5.625% due 10/18/2043	2,200	2,746
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	21,006
4.600% due 08/15/2047	3,010	3,051
4.700% due 12/15/2042	12,190	12,143
4.800% due 02/01/2035	15,800	16,022

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,576
4.500% due 04/04/2048	9,490	9,398
CRH America, Inc. 5.750% due 01/15/2021	1,300	1,359
CVS Health Corp.
4.300% due 03/25/2028	1,700	1,793
5.050% due 03/25/2048	20,000	21,304
CVS Pass-Through Trust
4.163% due 08/11/2036	9,533	9,590
4.704% due 01/10/2036	1,428	1,518
5.773% due 01/10/2033	1,229	1,372
5.880% due 01/10/2028	3,343	3,698
5.926% due 01/10/2034	28,260	32,134
6.036% due 12/10/2028	1,474	1,650
6.943% due 01/10/2030	29,564	34,788
7.507% due 01/10/2032	74,064	89,472
8.353% due 07/10/2031	13,847	17,408
D.R. Horton, Inc. 4.375% due 09/15/2022	800	833
Daimler Finance North America LLC
2.200% due 10/30/2021	1,601	1,585
2.300% due 02/12/2021	1,550	1,544
2.850% due 01/06/2022	7,817	7,859
2.875% due 03/10/2021	4,395	4,417
3.235% due 11/05/2021 ~	1,225	1,229
3.350% due 05/04/2021	1,695	1,719
3.400% due 02/22/2022	8,758	8,936
Danone S.A.
2.077% due 11/02/2021	10,200	10,134
2.589% due 11/02/2023	1,199	1,206
Dell International LLC
4.420% due 06/15/2021	15,285	15,746
4.900% due 10/01/2026	17,200	17,949
5.300% due 10/01/2029	38,900	40,974
5.450% due 06/15/2023	32,130	34,652
6.020% due 06/15/2026	78,400	86,526
8.100% due 07/15/2036	19,700	24,193
8.350% due 07/15/2046	37,150	47,007
Delta Air Lines Pass-Through Trust 7.750% due 06/17/2021	694	708
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	14,810	14,656
2.820% due 01/19/2022	2,315	2,336
4.750% due 06/21/2038	8,400	9,179
8.750% due 06/15/2030	70,000	100,814
9.250% due 06/01/2032	250	383
Discovery Communications LLC
3.300% due 05/15/2022	300	305
4.950% due 05/15/2042	800	809
5.200% due 09/20/2047	21,300	22,495
5.300% due 05/15/2049	1,300	1,399
6.350% due 06/01/2040	3,900	4,584
Dominion Energy Gas Holdings LLC 4.800% due 11/01/2043	800	902
DP World Crescent Ltd. 4.848% due 09/26/2028	1,000	1,068
DP World PLC
5.625% due 09/25/2048	22,800	25,334
6.850% due 07/02/2037	33,320	41,947
eBay, Inc.
2.600% due 07/15/2022	1,949	1,953
2.750% due 01/30/2023	4,788	4,816
3.800% due 03/09/2022	3,253	3,368
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	8,100
7.375% due 09/18/2043	25,700	33,057
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	34,510
Eli Lilly & Co. 3.950% due 05/15/2047	7,000	7,559
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	4,600	4,861
Enbridge Energy Partners LP 7.375% due 10/15/2045	2,041	2,999
Enbridge, Inc.
3.700% due 07/15/2027	400	413
4.500% due 06/10/2044	7,947	8,431
Encana Corp.
5.150% due 11/15/2041	1,581	1,682
7.200% due 11/01/2031	11,096	14,158
7.375% due 11/01/2031	4,600	5,903
Energy Transfer Operating LP
3.600% due 02/01/2023	4,256	4,351
4.250% due 03/15/2023	8,906	9,301

4.900% due 03/15/2035	26,073	26,270

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.150% due 02/01/2043	26,385	26,559
5.150% due 03/15/2045	42,286	43,022
5.300% due 04/15/2047	20,740	21,645
5.950% due 10/01/2043	1,788	1,968
6.050% due 06/01/2041	1,500	1,681
6.125% due 12/15/2045	38,400	44,025
6.500% due 02/01/2042	9,314	11,019
6.625% due 10/15/2036	11,177	13,023
7.500% due 10/15/2020	4,244	4,503
7.500% due 07/01/2038	19,850	25,255
Energy Transfer Partners LP 5.000% due 10/01/2022	900	957
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	11,868
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	12,180
4.000% due 03/15/2033	8,350	9,214
4.200% due 09/01/2048	1,410	1,560
4.200% due 04/01/2050	10,000	11,136
5.000% due 07/15/2044	4,300	4,417
Enterprise Products Operating LLC
3.125% due 07/31/2029 (a)	10,000	10,073
3.500% due 02/01/2022	6,300	6,468
4.200% due 01/31/2050 (a)	5,500	5,674
4.450% due 02/15/2043	95,045	99,340
4.800% due 02/01/2049	3,575	4,003
4.850% due 08/15/2042	11,300	12,351
4.850% due 03/15/2044	42,362	46,904
4.875% due 08/16/2077 •	5,000	4,718
4.950% due 10/15/2054	500	546
5.100% due 02/15/2045	31,665	36,266
5.250% due 08/16/2077 •	18,400	17,610
5.700% due 02/15/2042	5,600	6,755
5.750% due 03/01/2035	15,361	17,279
5.950% due 02/01/2041	7,663	9,402
6.125% due 10/15/2039	5,000	6,171
6.450% due 09/01/2040	4,995	6,418
6.650% due 10/15/2034	2,147	2,842
7.550% due 04/15/2038	2,850	3,949
EQM Midstream Partners LP
4.000% due 08/01/2024	10,100	10,074
6.500% due 07/15/2048	5,000	5,254
EQT Corp.
3.089% due 10/01/2020 ~	1,100	1,099
3.900% due 10/01/2027	11,305	10,696
Equinor ASA 5.100% due 08/17/2040	6,000	7,484
ERAC USA Finance LLC
2.700% due 11/01/2023	6,577	6,591
3.300% due 12/01/2026	1,000	1,014
4.500% due 08/16/2021	1,000	1,042
4.500% due 02/15/2045	2,067	2,184
7.000% due 10/15/2037	9,200	12,571
FedEx Corp.
3.875% due 08/01/2042	765	719
4.550% due 04/01/2046	18,300	18,886
4.750% due 11/15/2045	6,250	6,547
4.950% due 10/17/2048	12,000	13,110
5.100% due 01/15/2044	15,041	16,555
Fiserv, Inc.
3.500% due 07/01/2029	4,000	4,110
4.400% due 07/01/2049	25,000	26,282
Ford Motor Co.
4.750% due 01/15/2043	1,100	959
8.900% due 01/15/2032	9,209	11,643
9.980% due 02/15/2047	5,300	7,562
Fortune Brands Home & Security, Inc. 4.000% due 06/15/2025	24,600	25,849
GATX Corp.
4.850% due 06/01/2021	6,170	6,406
5.200% due 03/15/2044	1,500	1,685
General Electric Co.
4.125% due 10/09/2042	42,200	38,910
4.500% due 03/11/2044	28,550	27,821
5.000% due 01/21/2021 •(g)	38,582	37,069
5.875% due 01/14/2038	24,551	27,841
6.150% due 08/07/2037	744	865
6.750% due 03/15/2032	1,289	1,592
6.875% due 01/10/2039	7,868	9,910
General Mills, Inc. 4.550% due 04/17/2038	3,200	3,410
General Motors Co.
5.150% due 04/01/2038	15,200	15,033
5.400% due 04/01/2048	1,760	1,718
Georgia-Pacific LLC
3.600% due 03/01/2025	2,654	2,787

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

7.250% due 06/01/2028	14,460	19,001
7.750% due 11/15/2029	1,600	2,266
8.875% due 05/15/2031	20,200	31,193
Gilead Sciences, Inc.
4.150% due 03/01/2047	4,000	4,202
4.600% due 09/01/2035	16,700	18,813
4.750% due 03/01/2046	7,700	8,751
4.800% due 04/01/2044	2,700	3,078
GlaxoSmithKline Capital, Inc. 6.375% due 05/15/2038	3,000	4,192
Glencore Finance Canada Ltd.
4.950% due 11/15/2021	7,800	8,180
5.550% due 10/25/2042	10,430	10,801
6.900% due 11/15/2037	100	120
Glencore Funding LLC 4.875% due 03/12/2029	20,000	21,083
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,858
5.125% due 03/31/2027	1,300	1,313
GNL Quintero S.A. 4.634% due 07/31/2029	5,000	5,313
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	3,672	3,738
GTL Trade Finance, Inc. 7.250% due 04/16/2044	5,200	6,213
GTP Acquisition Partners LLC 3.482% due 06/15/2050	7,500	7,746
Hackensack Meridian Health, Inc. 4.500% due 07/01/2057	8,700	10,042
Halliburton Co.
4.850% due 11/15/2035	10,400	11,099
6.700% due 09/15/2038	1,130	1,441
7.450% due 09/15/2039	21,739	29,896
Harris Corp. 4.854% due 04/27/2035	2,150	2,390
HCA, Inc.
4.500% due 02/15/2027	8,800	9,399
4.750% due 05/01/2023	6,500	6,934
5.500% due 06/15/2047	17,662	18,878
5.875% due 03/15/2022	36,235	39,601
Heathrow Funding Ltd. 4.875% due 07/15/2023	8,800	9,374
Heineken NV
4.000% due 10/01/2042	3,066	3,097
4.350% due 03/29/2047	17,000	18,353
Hess Corp.
6.000% due 01/15/2040	9,135	10,015
7.300% due 08/15/2031	2,129	2,614
Hewlett Packard Enterprise Co. 3.318% due 10/05/2021 ~	3,905	3,906
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019	2,485	2,520
Home Depot, Inc. 4.400% due 03/15/2045	10,850	12,561
Humana, Inc.
3.950% due 03/15/2027	900	935
4.800% due 03/15/2047	8,200	8,945
8.150% due 06/15/2038	1,000	1,408
Huntsman International LLC 5.125% due 11/15/2022	18,051	19,092
IHS Markit Ltd.
4.250% due 05/01/2029	7,700	8,123
5.000% due 11/01/2022	9,301	9,901
Imperial Brands Finance PLC
2.950% due 07/21/2020	10,250	10,279
3.500% due 02/11/2023	200	204
3.750% due 07/21/2022	3,700	3,809
4.250% due 07/21/2025	19,215	20,169
Intel Corp. 4.100% due 05/11/2047	2,065	2,270
International Business Machines Corp.
3.500% due 05/15/2029	2,300	2,407
4.250% due 05/15/2049	4,400	4,733
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	1,500	1,525
5.000% due 09/26/2048	10,000	11,111
International Paper Co.
4.350% due 08/15/2048	6,900	6,774
4.400% due 08/15/2047	6,800	6,635
4.800% due 06/15/2044	12,450	12,787
6.000% due 11/15/2041	7,400	8,681
8.700% due 06/15/2038	9,455	13,526
Interpublic Group of Cos., Inc. 5.400% due 10/01/2048	8,100	9,011
Japan Tobacco, Inc. 2.000% due 04/13/2021	4,100	4,065

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

JB Hunt Transport Services, Inc.
3.300% due 08/15/2022	2,100	2,145
3.875% due 03/01/2026	1,000	1,047
JM Smucker Co. 4.375% due 03/15/2045	1,400	1,415
JT International Financial Services BV 3.500% due 09/28/2023	8,100	8,421
Juniper Networks, Inc. 5.950% due 03/15/2041	46,478	50,705
Kaiser Foundation Hospitals 4.150% due 05/01/2047	12,600	14,118
Kansas City Southern
4.300% due 05/15/2043	5,000	5,187
4.700% due 05/01/2048	19,600	21,966
4.950% due 08/15/2045	24,795	27,305
Kellogg Co. 4.500% due 04/01/2046	6,800	6,859
Kerr-McGee Corp. 7.875% due 09/15/2031	2,400	3,286
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	3,700	4,055
4.985% due 05/25/2038	14,200	15,605
5.085% due 05/25/2048	7,300	8,131
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	10,890
5.000% due 08/15/2042	5,500	5,816
5.000% due 03/01/2043	34,835	36,566
5.500% due 03/01/2044	2,250	2,543
5.625% due 09/01/2041	1,700	1,917
5.800% due 03/15/2035	10,942	12,632
6.375% due 03/01/2041	6,000	7,255
6.500% due 02/01/2037	12,219	14,684
6.500% due 09/01/2039	36,840	45,378
6.550% due 09/15/2040	30,300	37,537
6.950% due 01/15/2038	8,500	10,904
7.400% due 03/15/2031	5,000	6,433
7.500% due 11/15/2040	22,967	30,747
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,585
7.750% due 01/15/2032	3,000	4,110
7.800% due 08/01/2031	2,000	2,691
KLA-Tencor Corp. 4.125% due 11/01/2021	2,200	2,278
Kraft Heinz Foods Co.
3.375% due 06/15/2021	2,209	2,246
3.500% due 07/15/2022	1,746	1,787
4.375% due 06/01/2046	250	238
5.000% due 06/04/2042	13,250	13,626
5.200% due 07/15/2045	1,000	1,049
6.375% due 07/15/2028	650	758
6.500% due 02/09/2040	98,198	114,948
6.750% due 03/15/2032	5,025	6,127
6.875% due 01/26/2039	3,900	4,717
7.125% due 08/01/2039	36,043	44,368
Kroger Co. 7.500% due 04/01/2031	150	200
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,200	1,242
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	4,300	4,257
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	3,076	3,122
Leonardo U.S. Holdings, Inc. 6.250% due 01/15/2040	5,500	5,390
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,611
4.090% due 09/15/2052	5,409	6,015
4.500% due 05/15/2036	2,100	2,413
Lowe's Cos., Inc. 4.050% due 05/03/2047	7,940	7,882
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	10,560
Magellan Midstream Partners LP 4.850% due 02/01/2049	11,300	12,631
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	5,572
6.600% due 10/01/2037	3,700	4,573
Marriott International, Inc. 4.650% due 12/01/2028	3,288	3,619
Marvell Technology Group Ltd. 4.875% due 06/22/2028	15,500	16,438
Masco Corp.
3.500% due 04/01/2021	1,210	1,228
4.375% due 04/01/2026	5,400	5,667
4.500% due 05/15/2047	15,147	14,345
5.950% due 03/15/2022	5,871	6,352

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

6.500% due 08/15/2032	3,614	4,266
7.750% due 08/01/2029	2,539	3,190
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,516
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,511
4.625% due 03/15/2045	3,853	4,670
Merck & Co., Inc. 4.000% due 03/07/2049	13,000	14,454
Microchip Technology, Inc. 3.922% due 06/01/2021	15,655	15,939
Micron Technology, Inc. 5.327% due 02/06/2029	15,400	16,313
Microsoft Corp.
3.450% due 08/08/2036	11,400	12,071
3.700% due 08/08/2046	59,071	63,630
3.750% due 02/12/2045	1,300	1,418
4.100% due 02/06/2037	26,700	30,494
4.500% due 02/06/2057	22,900	28,037
4.750% due 11/03/2055	16,700	21,199
Midcontinent Express Pipeline LLC 6.700% due 09/15/2019	12,670	12,792
Molson Coors Brewing Co. 5.000% due 05/01/2042	200	211
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	14,345	14,211
Moody's Corp.
3.250% due 01/15/2028	3,723	3,777
4.875% due 12/17/2048	9,000	10,475
5.250% due 07/15/2044	4,144	4,919
Motorola Solutions, Inc. 5.500% due 09/01/2044	11,700	11,857
MPLX LP
4.700% due 04/15/2048	10,306	10,559
4.900% due 04/15/2058	12,600	12,788
5.200% due 03/01/2047	15,000	16,278
Mylan NV
3.150% due 06/15/2021	29,030	29,038
3.750% due 12/15/2020	17,293	17,457
3.950% due 06/15/2026	6,100	5,892
5.250% due 06/15/2046	18,153	16,998
Mylan, Inc.
3.125% due 01/15/2023	2,100	2,042
4.200% due 11/29/2023	4,461	4,483
4.550% due 04/15/2028	4,845	4,753
5.200% due 04/15/2048	28,900	26,705
5.400% due 11/29/2043	1,900	1,770
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (g)	16,400	16,799
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	36,121
5.950% due 04/01/2041	52,000	68,329
Nestle Holdings, Inc. 3.900% due 09/24/2038	4,000	4,378
NetApp, Inc. 3.375% due 06/15/2021	200	202
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	4,300	4,461
5.750% due 11/15/2041	22,905	25,532
Newell Brands, Inc. 5.375% due 04/01/2036	2,463	2,435
Newmont Goldcorp Corp.
3.700% due 03/15/2023	3,725	3,865
5.450% due 06/09/2044	33,900	40,902
6.250% due 10/01/2039	11,710	15,067
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022	3,600	3,585
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	6,761
4.050% due 08/15/2052	8,710	9,135
5.100% due 08/01/2118	6,425	7,288
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	14,288
4.300% due 01/15/2049	17,200	18,689
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	10,401	10,064
NTT Finance Corp. 1.900% due 07/21/2021	1,600	1,587
NVR, Inc. 3.950% due 09/15/2022	5,000	5,192
NXP BV
3.875% due 09/01/2022	21,118	21,767
4.125% due 06/01/2021	51,704	53,028
4.300% due 06/18/2029	3,200	3,303
4.625% due 06/15/2022	35,919	37,715
4.625% due 06/01/2023	28,016	29,602

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.350% due 03/01/2026	10,000	11,087
5.550% due 12/01/2028	2,200	2,471
Occidental Petroleum Corp. 4.200% due 03/15/2048	3,400	3,438
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (e)(g)	4,491	49
ONEOK Partners LP
6.125% due 02/01/2041	27,327	32,212
6.200% due 09/15/2043	49,744	58,874
6.650% due 10/01/2036	4,765	5,841
6.850% due 10/15/2037	8,494	10,510
Oracle Corp.
3.800% due 11/15/2037	8,405	8,905
3.850% due 07/15/2036	1,500	1,592
3.900% due 05/15/2035	425	460
4.000% due 11/15/2047	78,180	84,050
4.125% due 05/15/2045	5,100	5,532
4.375% due 05/15/2055	1,700	1,915
4.500% due 07/08/2044	1,400	1,601
Owens Corning
4.300% due 07/15/2047	27,981	23,711
4.400% due 01/30/2048	39,150	33,237
7.000% due 12/01/2036	491	583
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	2,000	2,040
4.750% due 03/22/2028	14,885	15,210
6.000% due 04/07/2023	19,900	21,719
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	11,411	11,540
4.500% due 03/15/2023	1,600	1,659
5.250% due 08/15/2022	74,790	79,136
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,658
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	3,300	3,341
3.375% due 02/01/2022	7,600	7,748
3.650% due 07/29/2021	1,673	1,711
3.900% due 02/01/2024	6,899	7,218
4.125% due 08/01/2023	2,143	2,254
4.250% due 01/17/2023	7,204	7,579
Pernod Ricard S.A.
4.250% due 07/15/2022	400	420
4.450% due 01/15/2022	13,438	14,062
5.750% due 04/07/2021	7,850	8,289
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,764
6.450% due 05/30/2044	5,700	7,004
Petroleos Mexicanos
5.500% due 06/27/2044	13,050	10,482
5.625% due 01/23/2046	13,350	10,820
6.350% due 02/12/2048	125,896	108,554
6.375% due 01/23/2045	29,069	25,108
6.500% due 03/13/2027	1,600	1,582
6.500% due 06/02/2041	1,000	890
6.750% due 09/21/2047	100,026	89,323
Pfizer, Inc.
3.900% due 03/15/2039	11,400	12,301
4.200% due 09/15/2048	600	675
4.300% due 06/15/2043	400	451
4.400% due 05/15/2044	6,900	7,899
5.600% due 09/15/2040	33,365	43,360
7.200% due 03/15/2039	2,470	3,762
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,645
4.125% due 03/04/2043	2,575	2,631
4.250% due 11/10/2044	21,000	22,030
4.375% due 11/15/2041	12,700	13,382
4.875% due 11/15/2043	2,500	2,831
6.375% due 05/16/2038	13,283	17,588
Pioneer Natural Resources Co.
4.450% due 01/15/2026	250	271
7.200% due 01/15/2028	24,475	30,950
QUALCOMM, Inc.
4.650% due 05/20/2035	15,340	17,141
4.800% due 05/20/2045	7,278	8,160
QVC, Inc.
4.375% due 03/15/2023	5,558	5,644
4.850% due 04/01/2024	18,100	18,732
5.125% due 07/02/2022	6,820	7,101
5.450% due 08/15/2034	35,700	35,189
5.950% due 03/15/2043	34,155	32,788
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,685
6.332% due 09/30/2027	3,535	4,060
Reckitt Benckiser Treasury Services PLC 2.903% (US0003M + 0.560%) due 06/24/2022 ~	1,200	1,196

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,231
3.500% due 03/16/2023	2,570	2,655
Reynolds American, Inc.
4.000% due 06/12/2022	4,660	4,834
5.850% due 08/15/2045	10,000	10,788
6.150% due 09/15/2043	10,920	11,912
7.250% due 06/15/2037	700	875
Rockies Express Pipeline LLC
4.950% due 07/15/2029	1,700	1,762
5.625% due 04/15/2020	8,500	8,681
6.875% due 04/15/2040	8,450	9,467
7.500% due 07/15/2038	25,640	29,479
Rockwell Collins, Inc.
3.100% due 11/15/2021	1,215	1,232
3.200% due 03/15/2024	3,353	3,453
3.500% due 03/15/2027	7,600	7,934
4.350% due 04/15/2047	4,500	4,919
Ryder System, Inc. 2.500% due 09/01/2022	1,060	1,062
S&P Global, Inc. 4.500% due 05/15/2048	200	229
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	24,481
5.000% due 03/15/2027	36,700	40,256
5.625% due 02/01/2021	45,921	47,698
5.625% due 03/01/2025	300	336
5.750% due 05/15/2024	8,950	9,956
5.875% due 06/30/2026	7,556	8,638
6.250% due 03/15/2022	6,500	7,056
salesforce.com, Inc. 3.250% due 04/11/2023	3,100	3,218
Sands China Ltd.
5.125% due 08/08/2025	26,800	28,794
5.400% due 08/08/2028 (k)	13,400	14,580
SASOL Financing USA LLC 6.500% due 09/27/2028	11,200	12,576
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	15,902	15,874
2.875% due 09/23/2023	7,900	7,979
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,423
4.200% due 03/16/2047	6,700	7,360
Sky Ltd.
3.125% due 11/26/2022	4,200	4,309
3.750% due 09/16/2024	2,800	2,976
Southern Co.
4.250% due 07/01/2036	9,300	9,613
4.400% due 07/01/2046	19,705	20,839
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	11,682
Spirit AeroSystems, Inc.
3.210% due 06/15/2021 ~	2,700	2,683
3.850% due 06/15/2026	2,400	2,407
4.600% due 06/15/2028	800	840
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	5,718	5,995
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	6,435	6,451
5.152% due 09/20/2029	22,100	22,818
Standard Industries, Inc.
4.750% due 01/15/2028	14,500	14,428
5.000% due 02/15/2027	2,380	2,416
Starbucks Corp. 4.450% due 08/15/2049	2,000	2,191
Suncor Energy, Inc. 6.500% due 06/15/2038	100	134
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021	1,822	1,876
4.650% due 02/15/2022	2,000	2,100
4.950% due 01/15/2043	27,800	27,069
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	14,858
7.000% due 03/16/2047	21,520	24,533
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,251
Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,500
4.892% due 04/24/2025	7,450	7,777
5.676% due 04/24/2048	13,575	13,500
Takeda Pharmaceutical Co. Ltd.
4.000% due 11/26/2021	3,200	3,307
4.400% due 11/26/2023	1,400	1,500
5.000% due 11/26/2028	4,000	4,533
Tech Data Corp. 4.950% due 02/15/2027	4,300	4,502

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Teck Resources Ltd. 6.125% due 10/01/2035	10,000	11,400
Telefonica Emisiones S.A.
4.665% due 03/06/2038	2,970	3,089
4.895% due 03/06/2048	20,230	21,495
5.213% due 03/08/2047	14,400	15,883
5.462% due 02/16/2021	14,606	15,301
5.520% due 03/01/2049	10,000	11,585
7.045% due 06/20/2036	27,468	36,046
Tencent Holdings Ltd.
3.925% due 01/19/2038	2,000	2,017
3.975% due 04/11/2029	24,900	26,036
4.525% due 04/11/2049	3,000	3,306
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	320	428
Tesco PLC 6.150% due 11/15/2037	1,795	2,091
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	8,137	7,434
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	1,500	1,429
Textron, Inc. 3.095% due 11/10/2020 ~	2,100	2,100
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	24,163
5.650% due 11/23/2043	23,336	26,305
Time Warner Cable LLC
4.000% due 09/01/2021	1,516	1,556
4.125% due 02/15/2021	5,806	5,914
4.500% due 09/15/2042	18,500	17,420
5.500% due 09/01/2041	14,800	15,532
5.875% due 11/15/2040	5,000	5,414
6.550% due 05/01/2037	2,950	3,411
6.750% due 06/15/2039	52,495	60,948
7.300% due 07/01/2038	2,080	2,526
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,337
8.375% due 07/15/2033	18,720	25,230
Topaz Solar Farms LLC 4.875% due 09/30/2039	6,330	6,292
Toyota Tsusho Corp. 3.625% due 09/13/2023	6,920	7,204
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	2,000	2,222
4.875% due 05/15/2048	22,100	24,698
6.200% due 10/15/2037	3,484	4,371
7.250% due 08/15/2038	1,550	2,154
7.625% due 01/15/2039	10,020	14,455
9.875% due 01/01/2021	1,800	1,990
Transcontinental Gas Pipe Line Co. LLC 5.400% due 08/15/2041	4,330	4,953
TTX Co. 4.600% due 02/01/2049	3,700	4,235
Tyson Foods, Inc.
4.350% due 03/01/2029	4,100	4,485
4.550% due 06/02/2047	1,000	1,046
4.875% due 08/15/2034	950	1,084
5.100% due 09/28/2048	7,700	8,698
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	7,423	7,824
4.625% due 12/03/2026	2,799	3,029
7.125% due 04/22/2025	2,150	2,424
Union Pacific Corp.
4.100% due 09/15/2067	4,347	4,336
4.300% due 03/01/2049	14,600	16,176
4.375% due 11/15/2065	12,500	13,203
United Airlines Pass-Through Trust
3.100% due 01/07/2030	29,651	29,869
3.100% due 04/07/2030	3,897	3,854
3.450% due 01/07/2030	979	1,001
3.750% due 03/03/2028	6,171	6,423
4.000% due 10/11/2027	12,841	13,515
4.150% due 02/25/2033	7,200	7,737
4.300% due 02/15/2027	14,805	15,769
4.550% due 02/25/2033	17,113	18,416
United Parcel Service, Inc. 3.750% due 11/15/2047	23,000	23,224
United Technologies Corp.
3.100% due 06/01/2022	1,543	1,579
3.175% due 08/16/2021 ~	11,700	11,708
4.450% due 11/16/2038	8,800	9,883
4.625% due 11/16/2048	9,050	10,561
UnitedHealth Group, Inc.
3.750% due 10/15/2047	8,100	8,305
4.625% due 11/15/2041	14,000	15,971
4.750% due 07/15/2045	10,099	12,018

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.800% due 03/15/2036		300	385
5.950% due 02/15/2041		4,700	6,212
6.625% due 11/15/2037		2,150	3,021
Vale Overseas Ltd.
6.250% due 08/10/2026		28,600	32,631
6.875% due 11/21/2036		20,806	25,097
6.875% due 11/10/2039		5,900	7,111
Vale S.A. 3.750% due 01/10/2023	EUR	8,000	9,847
Valero Energy Corp. 4.000% due 04/01/2029		$10,300	10,788
Virgin Australia Pass-Through Trust 5.000% due 04/23/2025		1,044	1,075
VMware, Inc. 3.900% due 08/21/2027		18,200	18,449
Volkswagen Group of America Finance LLC
3.305% due 11/13/2020 ~		5,700	5,724
3.875% due 11/13/2020		21,486	21,943
4.000% due 11/12/2021		30,393	31,371
Wabtec Corp. 4.950% due 09/15/2028		2,690	2,885
Walmart, Inc. 3.950% due 06/28/2038		1,100	1,226
Walt Disney Co.
4.750% due 09/15/2044		6,000	7,329
6.150% due 03/01/2037		600	816
6.150% due 02/15/2041		51,100	71,100
6.650% due 11/15/2037		2,031	2,919
6.900% due 08/15/2039		7,229	10,659
7.750% due 12/01/2045		4,773	7,982
Warner Media LLC
4.650% due 06/01/2044		10,705	10,681
4.900% due 06/15/2042		8,000	8,300
5.350% due 12/15/2043		3,300	3,613
5.375% due 10/15/2041		5,000	5,470
Waste Management, Inc. 4.000% due 07/15/2039		1,248	1,343
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		9,100	9,445
Western & Southern Life Insurance Co. 5.150% due 01/15/2049		13,800	15,921
Western Digital Corp. 4.750% due 02/15/2026		8,100	7,967
Western Midstream Operating LP 5.450% due 04/01/2044		2,600	2,458
WestRock RKT LLC 4.000% due 03/01/2023		8,350	8,677
Whirlpool Corp. 5.150% due 03/01/2043		21,075	21,905
Williams Cos., Inc.
4.900% due 01/15/2045		1,500	1,582
5.100% due 09/15/2045		7,225	7,808
5.750% due 06/24/2044		7,550	8,815
6.300% due 04/15/2040		7,328	8,909
8.750% due 03/15/2032		29,088	41,406
Woodside Finance Ltd.
3.650% due 03/05/2025		500	513
4.500% due 03/04/2029		5,800	6,131
4.600% due 05/10/2021		1,100	1,134
WRKCo, Inc. 4.200% due 06/01/2032		9,830	10,186
Wyeth LLC 5.950% due 04/01/2037		500	663
Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	10,560
5.500% due 03/01/2025		54,700	56,631
Yara International ASA 4.750% due 06/01/2028		5,900	6,363
Zimmer Biomet Holdings, Inc.
3.169% due 03/19/2021 ~		6,100	6,096
3.375% due 11/30/2021		1,000	1,017
4.250% due 08/15/2035		1,681	1,615
Zoetis, Inc.
3.950% due 09/12/2047		8,700	8,898
4.450% due 08/20/2048		7,500	8,276
4.700% due 02/01/2043		9,069	10,254
			10,226,261
UTILITIES 15.1%
AEP Texas, Inc. 4.150% due 05/01/2049		8,900	9,634
Alabama Power Co.
3.850% due 12/01/2042		2,950	3,069
4.300% due 07/15/2048		8,700	9,756
5.200% due 06/01/2041		200	234

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Ameren Illinois Co. 3.700% due 12/01/2047		3,700	3,822
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	13,130
5.250% due 01/15/2022		1,300	1,386
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,048
4.300% due 12/01/2042		8,700	9,454
6.593% due 10/15/2037		150	205
Anadarko Finance Co. 7.500% due 05/01/2031		8,974	11,903
Antero Midstream Partners LP 5.750% due 03/01/2027		10,000	10,025
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,909
5.800% due 10/01/2035		2,176	2,616
6.375% due 04/01/2036		5,146	6,523
6.700% due 08/15/2037		3,600	4,703
7.000% due 04/01/2038		3,878	5,370
AT&T, Inc.
1.800% due 09/05/2026	EUR	600	740
3.150% due 09/04/2036		4,500	5,807
3.270% due 06/01/2021 ~		$1,800	1,810
3.547% (US0003M + 0.950%) due 07/15/2021 ~		7,900	7,972
4.100% due 02/15/2028		1,690	1,792
4.300% due 02/15/2030		60,681	64,856
4.350% due 06/15/2045		51,977	51,825
4.500% due 03/09/2048		132,562	136,030
4.550% due 03/09/2049		111,412	114,177
4.750% due 05/15/2046		3,700	3,896
4.800% due 06/15/2044		113,800	120,249
4.850% due 03/01/2039		4,300	4,621
5.150% due 03/15/2042		5,500	6,017
5.150% due 11/15/2046		44,925	49,698
5.150% due 02/15/2050		31,507	34,728
5.300% due 08/15/2058		20,490	22,990
5.350% due 09/01/2040		11,908	13,452
5.450% due 03/01/2047		25,238	29,004
6.000% due 08/15/2040		4,400	5,233
6.375% due 03/01/2041		22,200	27,706
8.750% due 11/15/2031		265	361
Atmos Energy Corp. 4.300% due 10/01/2048		20,000	22,606
Avangrid, Inc. 3.800% due 06/01/2029		4,000	4,192
Berkshire Hathaway Energy Co.
2.375% due 01/15/2021		4,320	4,334
4.450% due 01/15/2049		20,290	22,906
4.500% due 02/01/2045		580	654
5.950% due 05/15/2037		400	521
6.125% due 04/01/2036		10,154	13,593
BG Energy Capital PLC
4.000% due 12/09/2020		17,800	18,218
5.125% due 10/15/2041		31,445	37,123
Boston Gas Co. 4.487% due 02/15/2042		7,784	8,576
British Telecommunications PLC 9.625% due 12/15/2030		26,255	39,575
British Transco International Finance BV 0.000% due 11/04/2021 (e)		1,950	1,835
Brooklyn Union Gas Co. 4.487% due 03/04/2049		12,500	14,065
CenterPoint Energy Houston Electric LLC 4.250% due 02/01/2049		5,700	6,499
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)		13,900	14,411
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	428
Cleco Power LLC 6.000% due 12/01/2040		18,175	21,882
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	8,513
CMS Energy Corp. 4.700% due 03/31/2043		5,437	5,990
CNOOC Finance Ltd.
3.000% due 05/09/2023		20,750	20,954
3.875% due 05/02/2022		10,900	11,247
CNOOC Nexen Finance ULC 4.250% due 04/30/2024		42,750	45,443
Connecticut Light & Power Co.
4.000% due 04/01/2048		1,300	1,422
4.300% due 04/15/2044		1,460	1,638
Consolidated Edison Co. of New York, Inc.
4.125% due 05/15/2049		18,110	19,529
4.200% due 03/15/2042		5,000	5,388
4.500% due 05/15/2058		23,060	25,720

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.625% due 12/01/2054		2,285	2,563
5.300% due 03/01/2035		900	1,064
5.500% due 12/01/2039		4,900	6,160
5.700% due 06/15/2040		4,900	6,166
6.200% due 06/15/2036		5,980	7,873
6.750% due 04/01/2038		7,950	11,179
Consumers Energy Co.
4.050% due 05/15/2048		8,100	8,935
4.100% due 11/15/2045		2,150	2,297
4.350% due 04/15/2049		14,000	16,220
Dayton Power & Light Co. 3.950% due 06/15/2049		12,500	12,939
DTE Electric Co.
3.950% due 06/15/2042		500	523
4.300% due 07/01/2044		9,150	10,259
Duke Energy Carolinas LLC
3.350% due 05/15/2022		1,200	1,241
3.700% due 12/01/2047		11,032	11,271
3.950% due 03/15/2048		8,900	9,391
4.000% due 09/30/2042		3,500	3,761
4.250% due 12/15/2041		16,400	18,063
6.000% due 01/15/2038		50	66
Duke Energy Corp.
3.750% due 09/01/2046		17,850	17,482
3.950% due 08/15/2047		4,670	4,720
4.200% due 06/15/2049		5,000	5,262
Duke Energy Florida LLC
4.200% due 07/15/2048		7,600	8,423
5.650% due 04/01/2040		7,400	9,562
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	124
6.120% due 10/15/2035		6,724	8,838
Duke Energy Progress LLC
3.600% due 09/15/2047		36,600	36,543
4.100% due 03/15/2043		4,701	5,052
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,950	2,081
6.400% due 09/15/2020		2,200	2,295
E.ON International Finance BV 6.650% due 04/30/2038		3,020	3,901
Electricite de France S.A.
4.875% due 09/21/2038		8,000	9,115
4.875% due 01/22/2044		9,140	10,119
4.950% due 10/13/2045		4,855	5,465
5.000% due 09/21/2048		16,300	18,567
6.000% due 01/22/2114		17,338	20,129
6.950% due 01/26/2039		5,508	7,660
Emera U.S. Finance LP
2.700% due 06/15/2021		2,140	2,147
4.750% due 06/15/2046		11,300	12,189
Emera, Inc. 6.750% due 06/15/2076 •		9,100	9,769
Enable Midstream Partners LP
4.400% due 03/15/2027		800	807
5.000% due 05/15/2044		31,573	29,481
Enel Finance International NV
3.625% due 05/25/2027		7,900	7,940
4.625% due 09/14/2025		4,500	4,832
4.750% due 05/25/2047		48,680	50,677
Entergy Corp. 4.000% due 07/15/2022		5,305	5,519
Eversource Energy 3.350% due 03/15/2026		2,838	2,901
Exelon Corp. 5.625% due 06/15/2035		7,000	8,442
Exelon Generation Co. LLC
5.600% due 06/15/2042		16,164	18,021
6.250% due 10/01/2039		13,115	15,521
FirstEnergy Transmission LLC
4.350% due 01/15/2025		11,846	12,716
5.450% due 07/15/2044		10,100	12,003
Florida Power & Light Co.
3.700% due 12/01/2047		18,800	19,653
3.950% due 03/01/2048		1,000	1,095
4.050% due 10/01/2044		4,200	4,604
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		19,650	20,071
6.000% due 11/27/2023		22,325	24,291
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,615
3.125% due 11/17/2023		10,700	13,174
4.250% due 04/06/2024	GBP	12,600	17,024
4.950% due 02/06/2028		$11,600	12,312
5.150% due 02/11/2026		50,300	53,695
5.999% due 01/23/2021		21,100	22,128
6.510% due 03/07/2022		36,075	39,035

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Idaho Power Co. 4.850% due 08/15/2040	9,000	10,002
Indiana Michigan Power Co.
4.250% due 08/15/2048	5,000	5,504
4.550% due 03/15/2046	500	562
Interstate Power & Light Co. 6.250% due 07/15/2039	5,000	6,522
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	29,800	30,965
Jersey Central Power & Light Co. 6.150% due 06/01/2037	6,200	7,629
Kentucky Utilities Co.
4.375% due 10/01/2045	7,100	8,030
5.125% due 11/01/2040	14,500	17,666
Koninklijke KPN NV 8.375% due 10/01/2030	30,590	40,228
Louisville Gas & Electric Co. 4.250% due 04/01/2049	7,900	8,876
Metropolitan Edison Co. 3.500% due 03/15/2023	1,900	1,960
MidAmerican Energy Co.
3.650% due 08/01/2048	5,000	5,162
4.250% due 07/15/2049	1,800	2,049
4.400% due 10/15/2044	500	569
5.800% due 10/15/2036	3,000	3,820
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	10,000	10,721
Mississippi Power Co. 4.250% due 03/15/2042	5,000	5,041
Monongahela Power Co. 5.400% due 12/15/2043	700	880
National Rural Utilities Cooperative Finance Corp.
4.300% due 03/15/2049	4,100	4,670
4.400% due 11/01/2048	8,500	9,715
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/2023	9,400	9,469
5.650% due 05/01/2079 •	5,100	5,261
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,850	4,036
4.278% due 10/01/2034	7,000	7,761
NiSource, Inc.
3.950% due 03/30/2048	7,200	7,232
4.375% due 05/15/2047	11,100	11,876
5.650% due 02/01/2045	6,240	7,582
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	22,300	22,885
NSTAR Electric Co. 4.400% due 03/01/2044	1,500	1,666
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021	2,736	2,722
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (b)	7,002	4,411
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022	1,466	1,414
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (b)	6,000	1,531
Oglethorpe Power Corp.
5.050% due 10/01/2048	30,000	34,813
5.250% due 09/01/2050	25,000	29,271
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,696
8.250% due 10/15/2038	1,000	1,555
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	5,161
Oncor Electric Delivery Co. LLC
3.700% due 11/15/2028	2,400	2,586
4.100% due 11/15/2048	2,000	2,239
5.250% due 09/30/2040	15,100	18,908
5.300% due 06/01/2042	600	760
7.000% due 09/01/2022	3,900	4,462
7.250% due 01/15/2033	3,400	4,948
7.500% due 09/01/2038	2,590	4,047
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,839
4.950% due 07/13/2047	4,900	5,183
5.200% due 07/15/2048	105,425	116,214
Orange S.A. 9.000% due 03/01/2031	11,250	17,187
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^(c)	4,100	3,905
3.750% due 08/15/2042 ^(c)	2,925	2,662
3.950% due 12/01/2047 ^(c)	7,200	6,507
4.250% due 03/15/2046 ^(c)	5,300	5,048
4.300% due 03/15/2045 ^(c)	3,700	3,561
4.450% due 04/15/2042 ^(c)	5,150	4,957
4.600% due 06/15/2043 ^(c)	85	84

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.650% due 08/01/2028 ^(c)		4,300	4,408
4.750% due 02/15/2044 ^(c)		5,000	5,125
5.125% due 11/15/2043 ^(c)		1,100	1,132
5.800% due 03/01/2037 ^(c)		3,334	3,659
PacifiCorp
4.125% due 01/15/2049		1,400	1,545
6.000% due 01/15/2039		1,500	2,014
PECO Energy Co.
1.700% due 09/15/2021		5,000	4,952
4.150% due 10/01/2044		8,900	9,698
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,309	2,868
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	17,356
Plains All American Pipeline LP
3.650% due 06/01/2022		$7,100	7,273
4.300% due 01/31/2043		13,425	12,134
4.500% due 12/15/2026		4,650	4,944
4.700% due 06/15/2044		30,055	28,975
4.900% due 02/15/2045		29,035	28,896
5.000% due 02/01/2021		2,806	2,891
5.150% due 06/01/2042		70,914	70,729
6.650% due 01/15/2037		2,300	2,673
6.700% due 05/15/2036		11,433	12,932
PPL Electric Utilities Corp. 5.200% due 07/15/2041		5,500	6,623
Progress Energy, Inc.
3.150% due 04/01/2022		3,462	3,527
6.000% due 12/01/2039		700	875
7.750% due 03/01/2031		13,091	18,333
Public Service Co. of Colorado
3.950% due 03/15/2043		1,500	1,532
4.100% due 06/15/2048		4,000	4,414
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	4,854
Puget Sound Energy, Inc.
4.223% due 06/15/2048		5,400	6,036
5.764% due 07/15/2040		8,200	10,373
Rio Oil Finance Trust 9.750% due 01/06/2027		19,453	22,419
San Diego Gas & Electric Co.
3.950% due 11/15/2041		1,968	1,902
4.100% due 06/15/2049		7,300	7,590
4.150% due 05/15/2048		6,900	7,192
4.500% due 08/15/2040		2,600	2,784
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		54,700	58,266
5.500% due 04/08/2044		37,700	42,062
Sempra Energy
2.860% due 03/15/2021 ~		1,500	1,494
3.097% due 01/15/2021 ~		11,000	10,967
3.250% due 06/15/2027		3,300	3,302
3.400% due 02/01/2028		1,000	998
Shell International Finance BV
3.625% due 08/21/2042		3,900	4,026
4.000% due 05/10/2046		400	439
4.125% due 05/11/2035		44,400	49,389
4.550% due 08/12/2043		11,450	13,416
Southern California Edison Co.
3.900% due 12/01/2041		37,144	34,951
3.900% due 03/15/2043		6,655	6,434
4.000% due 04/01/2047		7,900	7,871
4.050% due 03/15/2042		3,634	3,579
4.125% due 03/01/2048		11,000	11,095
4.500% due 09/01/2040		445	467
4.650% due 10/01/2043		15,065	16,133
5.750% due 04/01/2035		2,073	2,363
6.000% due 01/15/2034		900	1,077
6.650% due 04/01/2029		6,995	8,010
Southern California Gas Co.
3.750% due 09/15/2042		4,900	4,919
4.300% due 01/15/2049		100	110
5.125% due 11/15/2040		1,300	1,522
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		11,010	11,649
5.875% due 03/15/2041		7,500	9,198
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	877
3.550% due 02/15/2022		2,661	2,725
3.850% due 02/01/2048		20,000	19,644
6.200% due 03/15/2040		14,340	18,409
Southwestern Public Service Co. 6.000% due 10/01/2036		2,000	2,447
Tampa Electric Co.
2.600% due 09/15/2022		763	766
4.300% due 06/15/2048		4,000	4,286

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.450% due 06/15/2049	20,000	22,310
Telefonica Europe BV 8.250% due 09/15/2030	18,950	26,588
Toledo Edison Co. 6.150% due 05/15/2037	11,490	14,727
Verizon Communications, Inc.
3.618% due 05/15/2025 ~	1,300	1,318
3.850% due 11/01/2042	16,560	16,937
4.016% due 12/03/2029	16,439	17,820
4.329% due 09/21/2028	1,600	1,771
4.522% due 09/15/2048	42,992	48,090
4.672% due 03/15/2055	134,884	152,805
4.862% due 08/21/2046	11,500	13,403
5.012% due 08/21/2054	22,600	27,057
5.250% due 03/16/2037	1,100	1,316
Virginia Electric & Power Co.
3.800% due 09/15/2047	7,900	8,114
4.600% due 12/01/2048	4,455	5,132
6.000% due 05/15/2037	400	517
Vodafone Group PLC
4.375% due 05/30/2028	5,000	5,405
4.875% due 06/19/2049	25,900	27,268
5.125% due 06/19/2059	26,700	28,487
5.250% due 05/30/2048	24,000	26,575
6.150% due 02/27/2037	17,613	21,409
6.250% due 11/30/2032	2,650	3,270
7.000% due 04/04/2079 •	5,700	6,157
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	16,514
5.700% due 12/01/2036	220	286
		3,632,819
Total Corporate Bonds & Notes (Cost $18,904,377)		20,290,346
MUNICIPAL BONDS & NOTES 3.5%
CALIFORNIA 1.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	12,850	19,879
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	7,208
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	866
6.907% due 10/01/2050	28,895	46,843
7.043% due 04/01/2050	15,775	25,501
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	3,050
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	6,406
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	3,343
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	23,092
7.500% due 04/01/2034	4,840	7,313
7.550% due 04/01/2039	12,135	19,235
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	11,967
7.950% due 03/01/2036	22,100	22,933
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	12,948
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,838
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	14,278
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010 6.750% due 08/01/2049	17,985	28,513
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,148
7.618% due 08/01/2040	5,200	8,132
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	631
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	2,185
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	132
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,934
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,305
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	712
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010 6.400% due 02/01/2044	10,000	14,371
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	15,629

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	6,180
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	36,072
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	400	626
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,559
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010 7.750% due 09/01/2040	400	426
University of California Revenue Bonds, Series 2012 4.053% due 05/15/2041	5,000	5,526
		374,781
GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,376	2,858
6.655% due 04/01/2057	43,738	57,233
		60,091
ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,176
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	22,208
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	7,387
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,965	2,180
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,612
		36,563
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,545
MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	4,278
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009 6.875% due 12/15/2039	500	501
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	22,612
		23,113
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	6,832
NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	25,491
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,502
5.508% due 08/01/2037	800	1,024
5.572% due 11/01/2038	9,000	11,451
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,475
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	604
5.389% due 03/15/2040	200	249
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	3,203
New York State Urban Development Corp., Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	11,434
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	662
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	252
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	100,871

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	3,102
		168,320
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,411
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,493
7.734% due 02/15/2033	7,325	10,576
8.084% due 02/15/2050	50,725	88,329
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	83
		101,892
PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	15,699
TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	19,411
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010 5.178% due 04/01/2030	16,000	19,344
		38,755
Total Municipal Bonds & Notes (Cost $635,750)		832,869
U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae UMBS
3.500% due 12/01/2042 - 04/01/2049	40,158	41,344
3.500% due 02/01/2048 (k)	123,096	126,667
4.000% due 10/01/2040 - 09/01/2046	718	755
6.000% due 01/01/2023 - 06/01/2038	10	10
7.000% due 11/01/2026	8	9
8.500% due 08/01/2026	1	1
Fannie Mae UMBS, TBA
3.000% due 08/01/2049 - 09/01/2049	314,500	316,572
3.500% due 07/01/2049 - 08/01/2049	1,244,900	1,272,203
4.000% due 08/01/2049	39,000	40,290
Freddie Mac
4.016% due 08/15/2032 ~	9	9
4.097% due 10/25/2052 ~	19,419	21,374
Ginnie Mae
4.500% due 09/15/2033	10	11
8.500% due 09/15/2030	4	4
Total U.S. Government Agencies (Cost $1,807,207)		1,819,249
U.S. TREASURY OBLIGATIONS 25.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (o)	13	12
2.500% due 02/15/2045 (k)	188,518	187,627
2.500% due 02/15/2046 (k)(m)	213,985	212,622
2.500% due 05/15/2046 (k)	342,000	339,649
2.750% due 11/15/2042 (k)(m)(o)	414,000	433,722
2.750% due 08/15/2047 (k)(m)(o)	216,500	225,667
2.750% due 11/15/2047 (k)(m)(o)	100,512	104,782
2.875% due 05/15/2043 (m)(o)	28,000	29,927
2.875% due 08/15/2045 (k)	105,207	112,341
3.000% due 05/15/2045 (k)(m)(o)	231,583	253,004
3.000% due 02/15/2048 (k)(m)	51,708	56,572
3.000% due 08/15/2048 (k)	314,447	344,399
3.000% due 02/15/2049 (k)	1,145,518	1,256,535
3.125% due 02/15/2042 (k)(m)(o)	212,200	237,129
3.125% due 02/15/2043 (k)(m)	199,000	221,761
3.125% due 05/15/2048 (k)	242,485	271,773
3.375% due 11/15/2048 (k)	125,877	147,992
3.625% due 02/15/2044 (k)	302,675	365,474
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (m)	71,110	71,922
0.375% due 01/15/2027 (m)	4,125	4,155
0.500% due 01/15/2028 (m)	1,005	1,022
0.625% due 01/15/2026 (m)	69,679	71,381
1.750% due 01/15/2028 (m)	15,123	16,963
2.000% due 01/15/2026 (m)(o)	18,795	20,922
2.375% due 01/15/2027 (m)	124,416	143,757
2.500% due 01/15/2029 (m)	25,110	30,224
3.875% due 04/15/2029 (m)	933	1,249
U.S. Treasury Notes
2.875% due 05/15/2049 (k)	735,837	788,280
2.000% due 05/31/2024 (m)(o)	304,880	308,340

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.625% due 02/15/2029		500	527
Total U.S. Treasury Obligations (Cost $5,837,695)			6,259,730
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		20,220	22,962
BCAP LLC Trust
2.930% due 05/26/2035 •		188	187
3.297% due 11/26/2046 •		169	170
Countrywide Home Loan Mortgage Pass-Through Trust 3.064% due 02/25/2035 •		16	16
HomeBanc Mortgage Trust 2.844% due 07/25/2035 •		5,364	5,383
Merrill Lynch Mortgage Investors Trust
3.240% due 01/25/2029 •		77	78
3.524% due 03/25/2028 •		25	26
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	10,705
Structured Adjustable Rate Mortgage Loan Trust 4.561% due 09/25/2034 ~		694	708
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	12,800	16,317
Total Non-Agency Mortgage-Backed Securities (Cost $56,692)			56,552
ASSET-BACKED SECURITIES 0.6%
AASET U.S. Ltd. 3.844% due 01/16/2038		$17,308	17,375
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ		14,173	14,381
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		247	254
Business Jet Securities LLC 4.335% due 02/15/2033		4,882	4,937
JPMorgan Mortgage Acquisition Corp. 2.884% due 12/25/2035 •		4,748	4,735
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		6,829	7,003
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		19,951	20,569
MAPS Ltd. 4.212% due 05/15/2043		9,467	9,709
METAL LLC 4.581% due 10/15/2042		19,074	19,283
Morgan Stanley ABS Capital, Inc. Trust 3.259% due 03/25/2034 •		9,482	9,347
RBSSP Resecuritization Trust 2.590% due 11/26/2036 •		1,601	1,584
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		15,039	15,256
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,782
Sprite Ltd. 4.250% due 12/15/2037		10,534	10,807
START Ireland 4.089% due 03/15/2044		7,857	7,916
Structured Asset Securities Corp. Mortgage Loan Trust 3.404% due 08/25/2037 •		339	342
Total Asset-Backed Securities (Cost $152,432)			155,280
SOVEREIGN ISSUES 1.9%
Brazil Government International Bond 5.000% due 01/27/2045		46,630	46,135
Colombia Government International Bond 6.125% due 01/18/2041		200	248
Israel Government International Bond 4.125% due 01/17/2048		13,300	14,592
Mexico Government International Bond
4.600% due 01/23/2046		4,171	4,278
4.600% due 02/10/2048 (k)		23,200	24,012
5.550% due 01/21/2045 (k)		19,780	23,093
5.750% due 10/12/2110		1,550	1,697
6.050% due 01/11/2040		1,238	1,481
Peru Government International Bond
5.700% due 08/12/2024	PEN	231,100	76,329
5.940% due 02/12/2029		97,400	32,291
6.350% due 08/12/2028		68,700	23,435
6.950% due 08/12/2031		37,000	13,182
8.200% due 08/12/2026		109,500	41,373
Qatar Government International Bond
3.875% due 04/23/2023		$700	735
4.000% due 03/14/2029		14,500	15,651
4.817% due 03/14/2049		4,000	4,594

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.103% due 04/23/2048	24,600	29,366
Saudi Government International Bond
3.250% due 10/26/2026	8,900	9,093
4.000% due 04/17/2025	500	533
4.500% due 10/26/2046	46,700	47,584
4.625% due 10/04/2047	14,800	15,355
5.000% due 04/17/2049	15,400	16,902
Uruguay Government International Bond 4.975% due 04/20/2055	15,100	16,705
Total Sovereign Issues (Cost $430,911)		458,664
	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	20,200	27,557
Total Convertible Preferred Securities (Cost $24,500)		27,557
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.1%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	130,000	13,861
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	6,876
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	52,750	1,393
		22,130
UTILITIES 0.1%
DTE Energy Co. 5.250% due 12/01/2062	11,150	285
Entergy Arkansas LLC 4.750% due 06/01/2063	38,000	981
Entergy Louisiana LLC 4.700% due 06/01/2063	29,925	758
Entergy Texas, Inc. 5.625% due 06/01/2064	483,816	13,112
		15,136
Total Preferred Securities (Cost $34,447)		37,266

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%		15,748
U.S. TREASURY BILLS 0.0%
2.151% due 07/16/2019 - 08/29/2019 (d)(e)(m)(o)	9,772	9,746
Total Short-Term Instruments (Cost $25,493)		25,494
Total Investments in Securities (Cost $28,433,417)		30,485,267

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	5,384,882	53,267
Total Short-Term Instruments (Cost $53,268)		53,267
Total Investments in Affiliates (Cost $53,268)		53,267
Total Investments 126.4% (Cost $28,486,685)		$30,538,534
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $112,523)		7,607

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (26.4)%	(6,388,768)
Net Assets 100.0%	$24,157,373

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$40,956	$41,461	0.17%
Delta Air Lines, Inc.	4.501	09/30/2019	09/29/2014	34,360	34,417	0.14
Norwegian Air Shuttle	4.311	06/24/2026	06/25/2014	48,130	46,084	0.19
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	24,785	0.10
				$147,446	$146,747	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	1.980%	06/28/2019	07/01/2019	$15,748	U.S. Treasury Notes 2.375% due 05/15/2029	$(15,762)	$15,748	$15,750
Total Repurchase Agreements						$(15,762)	$15,748	$15,750

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.350%	06/18/2019	TBD(3)	$(3,143)	$(3,144)
	2.600	06/10/2019	TBD(3)	(13,468)	(13,488)
BOM	2.590	04/15/2019	07/15/2019	(244,551)	(245,906)
BOS	2.390	06/12/2019	07/12/2019	(147,981)	(148,167)
	2.440	06/26/2019	07/05/2019	(457,582)	(457,737)
	2.450	06/10/2019	07/10/2019	(336,146)	(336,627)
	2.550	06/19/2019	07/03/2019	(110,317)	(110,411)
BRC	1.750	12/24/2018	TBD(3)	(5,151)	(5,198)
	1.750	02/15/2019	TBD(3)	(3,444)	(3,467)
	2.450	05/15/2019	TBD(3)	(20,858)	(20,925)
BSN	2.540	04/30/2019	07/02/2019	(60,750)	(61,016)
	2.550	04/30/2019	07/09/2019	(60,750)	(61,017)
CIB	2.600	04/18/2019	07/17/2019	(438,134)	(440,476)
	2.600	04/30/2019	07/17/2019	(43,879)	(44,076)
	2.600	05/08/2019	07/08/2019	(301,244)	(302,419)
DEU	2.470	05/29/2019	07/10/2019	(53,438)	(53,558)
	2.470	05/30/2019	07/10/2019	(4,956)	(4,967)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

	2.470	06/07/2019	07/10/2019	(9,745)	(9,762)
	2.470	06/27/2019	07/10/2019	(40,058)	(40,069)
FOB	1.000	02/04/2019	TBD(3)	(1,990)	(1,998)
JPS	2.450	06/10/2019	07/10/2019	(343,127)	(343,617)
	2.600	04/24/2019	07/16/2019	(13,782)	(13,850)
NOM	2.600	02/14/2019	TBD(3)	(20,648)	(20,852)
NXN	2.540	04/05/2019	07/02/2019	(465,151)	(468,006)
	2.540	04/24/2019	07/02/2019	(36,062)	(36,234)
	2.540	05/16/2019	07/02/2019	(98,500)	(98,820)
	2.550	05/14/2019	07/15/2019	(113,994)	(114,381)
	2.580	04/22/2019	07/18/2019	(985,872)	(990,818)
	2.580	04/24/2019	07/18/2019	(48,000)	(48,234)
	2.610	06/04/2019	08/05/2019	(124,000)	(124,243)
RCY	2.600	04/22/2019	07/22/2019	(105,248)	(105,780)
	2.600	06/13/2019	07/22/2019	(136,262)	(136,439)
RDR	1.750	05/06/2019	TBD(3)	(3,177)	(3,186)
SAL	2.500	06/20/2019	TBD(3)	(5,620)	(5,620)
SCX	2.600	04/24/2019	07/17/2019	(2,880)	(2,894)
Total Reverse Repurchase Agreements					$(4,877,402)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	2.530%	06/24/2019	07/08/2019	$(21,350)	$(21,360)
	2.530	06/24/2019	07/08/2019	(53,110)	(53,135)
	2.530	06/24/2019	07/08/2019	(53,109)	(53,136)
	2.530	06/24/2019	07/08/2019	(53,109)	(53,136)
Total Sale-Buyback Transactions					$(180,767)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.375%	05/15/2029	$15,215	$(15,695)	$(15,762)
U.S. Treasury Notes	2.625	02/15/2029	8,760	(9,214)	(9,321)
Total Short Sales (0.1)%				$(24,909)	$(25,083)

(k)	Securities with an aggregate market value of $5,293,426 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(4,510,594) at a weighted average interest rate of 2.538%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(89) of deferred price drop.
(5)	Payable for short sales includes $(133) of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	$112.500	08/23/2019	799	$799	$7	$1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	113.500	08/23/2019	139	139	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	144.000	08/23/2019	250	250	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.000	08/23/2019	1,004	1,004	9	1
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.000	08/23/2019	920	920	8	1
Total Purchased Options					$27	$3

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2019	952	$148,125	$3,383	$0	$(119)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	127	22,550	1,139	0	(24)
				$4,522	$0	$(143)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2019	1,409	$(142,097)	$(853)	$802	$(286)
Euro-Bund 10-Year Bond September Futures	09/2019	6	(1,179)	(13)	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2019	1,032	(222,065)	(1,520)	40	0
U.S. Treasury 5-Year Note September Futures	09/2019	6,551	(774,042)	(6,741)	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	1,181	(151,131)	(1,735)	0	(37)
				$(10,862)	$842	$(324)
Total Futures Contracts				$(6,340)	$842	$(467)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.125%	$17,200	$(354)	$127	$(227)	$2	$0
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.169	31,600	(783)	386	(397)	10	0
						$(1,137)	$513	$(624)	$12	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.297%	$2,700	$29	$4	$33	$0	$(3)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.312	2,600	21	15	36	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.211	7,600	173	(24)	149	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.285	3,900	83	13	96	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.317	7,600	149	53	202	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.379	4,000	69	39	108	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.428	17,050	243	227	470	5	0
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.363	7,800	95	52	147	2	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.455	4,200	(2)	70	68	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.899	500	87	(37)	50	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.529	7,410	1,137	(158)	979	12	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.805	5,300	1,179	(464)	715	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.448	5,200	925	(304)	621	4	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.244	2,600	(47)	77	30	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.809	13,200	(755)	867	112	0	(4)
General Electric Co.	1.000	Quarterly	06/20/2024	0.928	12,400	(26)	72	46	9	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.263	7,800	139	(66)	73	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.279	20,000	371	(153)	218	2	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.679		6,800	1,052	217	1,269	2	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.210		11,000	269	(74)	195	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.236		13,750	340	(79)	261	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.276		16,550	400	(45)	355	3	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.346		20,900	480	(10)	470	0	(3)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.173		7,300	167	(46)	121	1	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.488		14,800	229	32	261	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2023	0.544	EUR	1,000	(2)	26	24	1	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.177		$5,700	121	(39)	82	0	(3)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.605	EUR	9,600	91	129	220	3	0
							$7,017	$394	$7,411	$52	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(236)	$174	$(62)	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	11,349	(414)	287	(127)	1	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	53,100	(2,407)	1,316	(1,091)	0	(5)
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	405,300	(18,885)	7,372	(11,513)	44	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	210,800	(9,197)	2,622	(6,575)	82	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	1,338,100	21,001	9,387	30,388	618	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	9,062,200	168,009	27,715	195,724	4,219	0
					$157,871	$48,873	$206,744	$4,964	$(5)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2020		$310,500	$1,300	$(5,175)	$(3,875)	$97	$0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	03/28/2024		39,500	(38)	(1,369)	(1,407)	35	0
Receive	3-Month USD-LIBOR	2.440	Semi-Annual	03/29/2024		100,700	(101)	(3,625)	(3,726)	88	0
Receive	3-Month USD-LIBOR	2.480	Semi-Annual	04/02/2024		88,500	(97)	(2,771)	(2,868)	81	0
Receive	3-Month USD-LIBOR	2.490	Semi-Annual	04/03/2024		92,900	(102)	(2,957)	(3,059)	84	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/08/2024		103,900	(125)	(3,407)	(3,532)	91	0
Receive	3-Month USD-LIBOR	2.435	Semi-Annual	04/10/2024		88,900	(98)	(2,608)	(2,706)	77	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	04/11/2024		86,800	(87)	(2,453)	(2,540)	75	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/15/2024		94,900	(100)	(2,193)	(2,293)	79	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/17/2024		87,900	(92)	(2,074)	(2,166)	73	0
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	05/20/2024		99,900	(110)	(2,502)	(2,612)	82	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	05/21/2024		99,600	(116)	(2,441)	(2,557)	81	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/22/2024		99,700	(107)	(2,358)	(2,465)	82	0
Receive	3-Month USD-LIBOR	2.310	Semi-Annual	05/24/2024		98,400	(108)	(2,370)	(2,478)	83	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/28/2024		98,400	(116)	(2,279)	(2,395)	84	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		87,200	(108)	(1,804)	(1,912)	75	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		86,800	(113)	(1,703)	(1,816)	75	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		86,700	(105)	(1,834)	(1,939)	75	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024		94,700	(104)	(1,971)	(2,075)	82	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		84,200	(93)	(1,636)	(1,729)	74	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		84,400	(104)	(1,595)	(1,699)	74	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		87,100	(88)	(2,042)	(2,130)	76	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		86,800	(88)	(1,952)	(2,040)	76	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	06/10/2024		95,000	(123)	(1,890)	(2,013)	85	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		87,100	(109)	(1,612)	(1,721)	78	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		98,200	(137)	(1,667)	(1,804)	88	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		84,700	(108)	(1,651)	(1,759)	76	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		84,500	(127)	(1,193)	(1,320)	77	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		86,800	(136)	(1,008)	(1,144)	79	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		88,700	(120)	(1,185)	(1,305)	81	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		86,900	(130)	(1,064)	(1,194)	81	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024		85,100	(126)	(1,177)	(1,303)	79	0
Receive	3-Month USD-LIBOR	2.110	Semi-Annual	06/25/2024		86,800	(125)	(1,287)	(1,412)	80	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/26/2024		85,600	(125)	(1,148)	(1,273)	80	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		85,600	(135)	(733)	(868)	80	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		98,500	(149)	(844)	(993)	93	0
Receive(6)	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		86,300	(147)	(355)	(502)	0	(502)
Receive(6)	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024		100,600	(186)	(689)	(875)	0	(875)
Receive(6))	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	220,800	(1,953)	(12,078)	(14,031)	0	(891)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		80,000	(1,586)	(887)	(2,473)	0	(314)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		16,500	(65)	(2,716)	(2,781)	0	(96)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	253,100	1,267	4,159	5,426	0	(156)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		349,700	(2,539)	(16,509)	(19,048)	338	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		37,100	595	(3,800)	(3,205)	167	0
Pay	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	1,489	464	0	(25)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	1,395	1,636	0	(25)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	(49)	(1,414)	0	(3)
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	(9,856)	(4,633)	(14,489)	0	(38)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		3,168,600	(29)	(827)	(856)	0	(23)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(614)	(4,547)	(5,161)	0	(110)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	(28)	(607)	(635)	0	(15)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(4,067)	(2,672)	(6,739)	0	(3)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	2,011	2,011	696	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		807,700	87	668	755	240	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,641,500	232	1,343	1,575	488	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		222,400	0	141	141	66	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	467	467	236	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,505,500	0	1,280	1,280	449	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024		914,300	0	1,449	1,449	297	0
Pay	28-Day MXN-TIIE	7.850	Lunar	04/17/2024		4,055,500	26	4,848	4,874	1,322	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		1,895,200	256	(3,764)	(3,508)	0	(777)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	316	532	0	(17)
							$(23,090)	$(106,145)	$(129,235)	$7,155	$(3,870)
Total Swap Agreements							$140,661	$(56,365)	$84,296	$12,183	$(3,896)

(m)	Securities with an aggregate market value of $520,203 and cash of $41,409 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	07/2019		$215,220	EUR	189,325	$65	$(3)
	07/2019		151,173	GBP	119,186	188	(1)
	08/2019	EUR	185,267		$211,186	0	(22)
	08/2019	GBP	118,138		150,070	0	(193)
	08/2019	PEN	406,898		121,961	0	(1,448)
	08/2019		$1,150	EUR	1,008	0	(1)
	08/2019		1,361	MXN	26,679	20	0
BRC	07/2019	HUF	225,000		$793	0	0
	07/2019		$22,532	GBP	17,778	52	(6)
CBK	07/2019	AUD	6,807		$4,712	0	(67)
	07/2019	GBP	28,738		36,488	15	(23)
	07/2019	JPY	419,700		3,852	0	(40)
	07/2019	PEN	173,458		52,000	0	(645)
	07/2019		$2,635	AUD	3,784	22	0
	07/2019		6,868	EUR	6,074	39	0
	07/2019		36,323	GBP	28,659	72	0
	08/2019		28,701		22,554	0	(14)
	08/2019		2,415	JPY	259,500	0	(2)
	08/2019		506	MXN	10,081	16	0
	10/2019	MXN	10,081		$500	0	(16)
	10/2019		$796	MXN	15,637	4	0
GLM	07/2019		2,652	HUF	751,399	0	(5)
	10/2019		2,787	MXN	54,500	3	0
HUS	07/2019		333	HUF	96,190	6	0
	08/2019	MXN	26,679		$1,359	0	(21)
	08/2019		$4,286	MXN	82,665	0	(9)
	10/2019	MXN	54,500		$2,784	0	(6)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

	10/2019		$2,787	MXN	54,500	6	0
JPM	07/2019	EUR	10,680		$12,075	0	(69)
	07/2019	HUF	643,034		2,336	72	0
	07/2019		$7,239	EUR	6,400	38	0
	07/2019		3,486	GBP	2,766	27	0
	07/2019		52,531	PEN	173,458	114	0
	08/2019	MXN	54,499		$2,747	0	(73)
	10/2019		54,499		2,782	0	(11)
	10/2019	PEN	173,458		52,295	0	(122)
SCX	07/2019	GBP	138,603		175,429	0	(589)
SSB	07/2019	EUR	191,119		213,436	0	(3,886)
	08/2019	MXN	100,000		5,175	1	0
TOR	08/2019		$2,792	MXN	54,007	2	0
UAG	07/2019		3,899	JPY	419,700	0	(7)
	08/2019	JPY	419,700		$3,909	6	0
Total Forward Foreign Currency Contracts						$768	$(7,279)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	407,400	$2,987	$10,379
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	50,700	1,511	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019	125,000	11,250	1,369
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	52,600	2,525	94
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	27,000	1,274	50
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	41,800	1,268	1
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019	44,900	1,976	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	34,800	1,079	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	78,200	3,597	151
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	27,000	1,296	52
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	28,500	1,639	1
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019	150,000	10,800	1,182
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	76,400	7,258	107
Total Purchased Options							$48,460	$13,441

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	54,000	$(65)	$(10)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	77,200	(72)	(19)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	88,600	(76)	(20)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	67,100	(75)	(8)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	65,800	(76)	(17)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	101,700	(199)	(30)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	56,300	(57)	(9)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	56,000	(62)	(17)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	62,600	(94)	(16)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	22,900	(25)	(5)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	45,800	(78)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	76,600	(90)	(23)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	100,000	(90)	(24)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	43,900	(85)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	140,700	(142)	(32)
JLN	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	33,100	(53)	(10)
						$(1,339)	$(240)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	20,400	$(169)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	19,100	(246)	0
						$(415)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	218,000	$(1,546)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019	625,000	(11,269)	(715)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	231,200	(2,525)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	119,000	(1,277)	(13)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	38,800	(2,988)	(7,382)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	179,700	(1,268)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.790	07/11/2019	86,600	(145)	(304)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.070	07/11/2019	86,600	(113)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	225,400	(1,976)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	149,600	(1,087)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	343,800	(3,610)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	118,700	(1,295)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	125,600	(1,641)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.990	07/12/2019	46,000	(118)	(253)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/12/2019	46,000	(110)	(7)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/01/2019	98,800	(153)	(534)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	07/01/2019	98,800	(148)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019	750,000	(10,830)	(692)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	382,000	(7,258)	(24)
							$(49,357)	$(10,016)
Total Written Options							$(51,111)	$(10,256)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	09/20/2019	0.357%	$60,400	$320	$(212)	$108	$0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.476	29,604	(95)	217	122	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.565	30,950	15	126	141	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	300	(6)	6	0	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.061	50,000	216	26	242	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804	1,950	(23)	40	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	25,050	(478)	484	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	11,900	(192)	134	0	(58)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.229	38,000	(2,102)	2,182	80	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	8,600	(353)	(107)	0	(460)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	7,100	(432)	(148)	0	(580)
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.539	4,625	(429)	446	17	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.476	14,700	(24)	85	61	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.565	3,600	5	11	16	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.720	9,900	(463)	553	90	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	13,250	(255)	258	3	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	0.395	7,000	(861)	905	44	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	7,700	(410)	(219)	0	(629)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.178	9,100	(248)	190	0	(58)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	1,600	(16)	23	7	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.476	114,500	163	310	473	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.776	800	(5)	11	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	61,100	(1,064)	768	0	(296)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	2,900	(116)	(39)	0	(155)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	1,800	(110)	(37)	0	(147)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866	1,000	(83)	86	3	0
DUB	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.357	70,100	(284)	410	126	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	23,300	(469)	474	5	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	5,300	(311)	(122)	0	(433)
GST	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.476	55,000	79	148	227	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.565	23,550	0	107	107	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.866	7,950	(63)	106	43	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	44,050	(835)	845	10	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.229	800	(47)	49	2	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	700	(78)	81	3	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.600	5,400	(519)	356	0	(163)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	11,900	(486)	(151)	0	(637)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	3,700	(214)	(88)	0	(302)
HUS	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.565	4,000	(4)	22	18	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.425	10,750	(225)	304	79	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	54,550	(863)	875	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	73,300	(1,179)	823	0	(356)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	7,500	(486)	(126)	0	(612)
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.061	43,800	168	44	212	0
JPM	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.565	50,000	74	154	228	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	36,950	(732)	740	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	5,300	(86)	60	0	(26)
MYC	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.357	12,200	(128)	150	22	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.565	40,600	75	110	185	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.067	24,500	363	(303)	60	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.061	58,000	251	29	280	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	9,150	(121)	123	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.866	3,100	(256)	265	9	0
							$(13,422)	$11,584	$3,074	$(4,912)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$122,400	$(6,174)	$7,598	$1,424	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	67	14	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,320	417	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	575	124	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	383	(4)	7	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,920	330	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	290	62	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	237	40	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	744	158	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	178	39	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(2)	0	(11)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	118	26	0
						$(11,426)	$14,052	$2,637	$(11)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$100,000	$(666)	$2,146	$1,480	$0
Total Swap Agreements								$(25,514)	$27,782	$7,191	$(4,923)

(o)	Securities with an aggregate market value of $9,772 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$322,367	$199,893	$522,260
Corporate Bonds & Notes
Banking & Finance	0	6,406,481	24,785	6,431,266
Industrials	0	10,226,261	0	10,226,261
Utilities	0	3,632,819	0	3,632,819
Municipal Bonds & Notes
California	0	374,781	0	374,781
Georgia	0	60,091	0	60,091
Illinois	0	36,563	0	36,563
Indiana	0	2,545	0	2,545
Massachusetts	0	4,278	0	4,278
New Jersey	0	23,113	0	23,113
New Mexico	0	6,832	0	6,832
New York	0	168,320	0	168,320
Ohio	0	101,892	0	101,892
Pennsylvania	0	15,699	0	15,699
Texas	0	38,755	0	38,755
U.S. Government Agencies	0	1,819,249	0	1,819,249
U.S. Treasury Obligations	0	6,259,730	0	6,259,730
Non-Agency Mortgage-Backed Securities	0	56,552	0	56,552
Asset-Backed Securities	0	155,280	0	155,280
Sovereign Issues	0	458,664	0	458,664
Convertible Preferred Securities
Banking & Finance	27,557	0	0	27,557
Preferred Securities
Banking & Finance	8,269	13,861	0	22,130
Utilities	15,136	0	0	15,136
Short-Term Instruments
Repurchase Agreements	0	15,748	0	15,748
U.S. Treasury Bills	0	9,746	0	9,746
	$50,962	$30,209,627	$224,678	$30,485,267
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,267	$0	$0	$53,267
Total Investments	$104,229	$30,209,627	$224,678	$30,538,534
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(25,083)	$0	$(25,083)
Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2019 (Unaudited)

Exchange-traded or centrally cleared	842	12,186	0	13,028
Over the counter	0	21,400	0	21,400
	$842	$33,586	$0	$34,428
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(467)	(3,896)	0	(4,363)
Over the counter	0	(22,458)	0	(22,458)
	$(467)	$(26,354)	$0	$(26,821)
Total Financial Derivative Instruments	$375	$7,232	$0	$7,607
Totals	$104,604	$30,191,776	$224,678	$30,521,058

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	$1,100	$1,101
Total Loan Participations and Assignments (Cost $1,100)		1,101
CORPORATE BONDS & NOTES 69.0%
BANKING & FINANCE 26.9%
ABN AMRO Bank NV
1.800% due 09/20/2019	200	200
3.091% due 08/27/2021 ~	3,000	3,013
AerCap Ireland Capital DAC
3.300% due 01/23/2023	800	807
3.500% due 01/15/2025	3,900	3,924
3.875% due 01/23/2028	2,000	2,010
4.125% due 07/03/2023	2,800	2,913
4.450% due 10/01/2025	200	211
4.450% due 04/03/2026	600	633
Aflac, Inc. 4.750% due 01/15/2049	5,800	6,860
AIA Group Ltd. 3.900% due 04/06/2028	7,700	8,190
AIB Group PLC 4.263% due 04/10/2025 •	5,800	5,973
AIG SunAmerica Global Financing 6.900% due 03/15/2032	735	1,012
Air Lease Corp. 3.625% due 04/01/2027	200	201
Alleghany Corp. 4.900% due 09/15/2044	2,500	2,742
Ally Financial, Inc. 8.000% due 11/01/2031	2,700	3,580
American Financial Group, Inc.
3.500% due 08/15/2026	2,100	2,114
4.500% due 06/15/2047	7,400	7,513
American Homes 4 Rent LP
4.250% due 02/15/2028	500	518
4.900% due 02/15/2029	4,100	4,465
American International Group, Inc. 4.750% due 04/01/2048	6,000	6,622
American Tower Corp.
2.950% due 01/15/2025	5,600	5,648
3.375% due 05/15/2024	5,200	5,350
3.800% due 08/15/2029	2,100	2,169
4.000% due 06/01/2025	1,300	1,371
Ameriprise Financial, Inc. 2.875% due 09/15/2026	10,500	10,553
Asian Development Bank 5.820% due 06/16/2028	500	637
Aviation Capital Group LLC
3.470% due 06/01/2021 ~	2,800	2,815
4.125% due 08/01/2025	200	208
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	800	855
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	2,100	2,209
5.000% due 04/20/2048	12,000	12,388
Banco La Hipotecaria S.A. 4.750% due 11/15/2022 «	11,800	11,930
Bank of America Corp.
2.881% due 04/24/2023 •	11,800	11,951
3.550% due 03/05/2024 •	1,100	1,140
3.705% due 04/24/2028 •	9,100	9,565
5.125% due 06/20/2024 •(e)	1,200	1,209
5.875% due 03/15/2028 •(e)	2,000	2,089
Bank of Ireland Group PLC 4.500% due 11/25/2023	7,600	7,935
Bank of New York Mellon Corp.
2.661% due 05/16/2023 •	4,700	4,740
3.400% due 01/29/2028	3,900	4,098
Banque Federative du Credit Mutuel S.A.
3.322% (US0003M + 0.730%) due 07/20/2022 ~	6,800	6,827

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.552% due 07/20/2023 ~		2,000	2,017
Barclays Bank PLC 10.179% due 06/12/2021		9,060	10,255
Barclays PLC
4.337% due 01/10/2028		5,500	5,635
4.610% due 02/15/2023 •		7,700	7,983
7.750% due 09/15/2023 •(e)(f)		200	205
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		9,600	11,179
BGC Partners, Inc. 5.125% due 05/27/2021		2,000	2,070
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027		2,100	2,108
6.250% due 08/15/2042		2,000	2,528
BNP Paribas S.A. 3.375% due 01/09/2025		4,600	4,681
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,598
3.500% due 01/31/2023		600	610
3.500% due 10/10/2024		300	305
BPCE S.A.
3.000% due 05/22/2022		3,800	3,838
3.676% due 09/12/2023 ~		5,100	5,119
4.625% due 09/12/2028		3,800	4,201
Brandywine Operating Partnership LP 3.950% due 02/15/2023		300	311
Brighthouse Holdings LLC 6.500% due 07/27/2037 Þ(e)		1,100	1,031
Brixmor Operating Partnership LP
3.629% due 02/01/2022 ~		2,900	2,901
4.125% due 05/15/2029		600	627
Brookfield Finance, Inc.
3.900% due 01/25/2028		1,800	1,836
4.000% due 04/01/2024		100	105
4.700% due 09/20/2047		5,600	5,856
4.850% due 03/29/2029		1,000	1,094
Carlyle Finance LLC 5.650% due 09/15/2048		4,400	4,781
Caterpillar Financial Services Corp. 2.850% due 05/17/2024		14,200	14,512
CBL & Associates LP 5.950% due 12/15/2026		2,100	1,449
Charles Schwab Corp.
3.850% due 05/21/2025		2,600	2,776
5.000% due 12/01/2027 •(e)		400	399
CIT Group, Inc. 5.250% due 03/07/2025		100	110
Citigroup, Inc.
2.795% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	2,500	1,757
4.044% due 06/01/2024 •		$13,300	14,061
8.125% due 07/15/2039		5,571	8,915
CME Group, Inc.
3.750% due 06/15/2028		700	763
4.150% due 06/15/2048		4,400	4,935
5.300% due 09/15/2043		3,740	4,788
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		300	297
Compass Bank 2.750% due 09/29/2019		500	500
Cooperatieve Rabobank UA
3.193% due 09/26/2023 ~		1,800	1,801
5.500% due 06/29/2020 •(e)(f)	EUR	8,875	10,520
Credit Agricole S.A.
3.750% due 04/24/2023		$400	415
8.375% due 10/13/2019 •(e)		10,000	10,080
Credit Suisse AG 6.500% due 08/08/2023 (f)		13,000	14,341
Credit Suisse Group AG
2.997% due 12/14/2023 •		1,600	1,614
3.869% due 01/12/2029 •		1,600	1,650
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		1,000	1,088
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,597
4.450% due 02/15/2026		800	863
Danske Bank A/S 4.375% due 06/12/2028		7,400	7,582
Deutsche Bank AG
2.700% due 07/13/2020		5,800	5,776
3.407% due 01/22/2021 ~		2,800	2,764
Digital Realty Trust LP 4.450% due 07/15/2028		6,800	7,380
E*TRADE Financial Corp. 4.500% due 06/20/2028		2,000	2,104
EPR Properties
4.950% due 04/15/2028		1,500	1,614

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

5.250% due 07/15/2023		500	535
Essex Portfolio LP
4.000% due 03/01/2029		1,400	1,492
4.500% due 03/15/2048		200	216
Farmers Insurance Exchange 4.747% due 11/01/2057 •		4,400	4,237
Fidelity National Financial, Inc. 5.500% due 09/01/2022		700	758
First American Financial Corp. 4.300% due 02/01/2023		4,500	4,660
FMR LLC
4.950% due 02/01/2033		3,000	3,575
5.150% due 02/01/2043		11,300	13,518
Ford Motor Credit Co. LLC
3.273% due 09/24/2020 ~		8,600	8,594
3.408% due 04/05/2021 ~		1,100	1,086
3.600% (US0003M + 1.270%) due 03/28/2022 ~		700	689
3.656% (US0003M + 1.080%) due 08/03/2022 ~		200	196
5.584% due 03/18/2024		900	965
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		18,410	18,186
General Motors Financial Co., Inc.
3.665% due 11/06/2021 ~		100	100
4.147% (US0003M + 1.550%) due 01/14/2022 ~		1,000	1,010
GLP Capital LP
5.250% due 06/01/2025		3,700	3,973
5.300% due 01/15/2029		3,100	3,353
Goldman Sachs Bank USA 3.200% due 06/05/2020		1,700	1,715
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		8,300	8,382
2.908% due 06/05/2023 •		600	607
3.500% due 01/23/2025		600	621
3.814% due 04/23/2029 •		4,900	5,107
4.223% due 05/01/2029 •		1,500	1,609
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		7,400	7,672
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		7,700	7,791
Great-West Lifeco Finance LP 4.581% due 05/17/2048		1,900	2,141
Guardian Life Global Funding 2.500% due 05/08/2022		9,300	9,344
Harley-Davidson Financial Services, Inc. 3.022% due 05/21/2020 ~		3,100	3,103
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048		6,500	7,089
6.625% due 03/30/2040		500	651
High Street Funding Trust
4.111% due 02/15/2028		200	211
4.682% due 02/15/2048		500	544
Hospitality Properties Trust 4.500% due 06/15/2023		300	311
Host Hotels & Resorts LP 4.000% due 06/15/2025		100	104
HSBC Holdings PLC
3.520% due 05/18/2024 ~		2,800	2,809
3.600% due 05/25/2023		7,500	7,805
3.973% due 05/22/2030 •		2,000	2,088
5.875% due 09/28/2026 •(e)(f)	GBP	3,700	4,945
6.500% due 03/23/2028 •(e)(f)		$5,100	5,351
Hudson Pacific Properties LP 3.950% due 11/01/2027		900	917
ING Bank NV 2.450% due 03/16/2020		800	801
ING Groep NV
4.050% due 04/09/2029		400	427
4.550% due 10/02/2028		2,700	2,973
4.625% due 01/06/2026		1,100	1,200
Intesa Sanpaolo SpA 3.375% due 01/12/2023		3,600	3,588
Jackson National Life Global Funding 3.250% due 01/30/2024		7,600	7,830
JPMorgan Chase & Co.
3.012% due 06/18/2022 ~		5,000	5,011
3.482% due 07/23/2024 ~		2,000	2,007
3.509% due 01/23/2029 •		2,900	3,021
3.540% due 05/01/2028 •		8,500	8,851
4.203% due 07/23/2029 •		3,500	3,828
4.260% due 02/22/2048 •		2,600	2,873
6.053% (US0003M + 3.470%) due 07/30/2019 ~(e)		1,004	1,003
6.100% due 10/01/2024 •(e)		10,900	11,751
Kilroy Realty LP 4.250% due 08/15/2029		8,900	9,456
Kimco Realty Corp. 4.125% due 12/01/2046		5,900	5,863

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Lazard Group LLC
4.375% due 03/11/2029	3,600	3,809
4.500% due 09/19/2028	700	746
Legg Mason, Inc. 5.625% due 01/15/2044	2,000	2,180
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)	1,200	22
Liberty Mutual Group, Inc. 4.500% due 06/15/2049	1,200	1,264
Life Storage LP 3.875% due 12/15/2027	1,400	1,432
Lifestorage LP 3.500% due 07/01/2026	1,400	1,401
Lloyds Bank PLC
3.055% due 05/07/2021 ~	2,500	2,500
5.800% due 01/13/2020	300	305
Lloyds Banking Group PLC
3.186% due 06/21/2021 ~	4,300	4,303
4.344% due 01/09/2048	8,000	7,801
4.375% due 03/22/2028	2,500	2,657
4.550% due 08/16/2028	200	216
Marsh & McLennan Cos., Inc. 4.200% due 03/01/2048	8,900	9,477
MetLife, Inc.
4.050% due 03/01/2045	2,810	3,020
5.700% due 06/15/2035	2,690	3,450
Metropolitan Life Global Funding
3.000% due 09/19/2027	7,700	7,832
3.450% due 12/18/2026	7,000	7,370
Mid-America Apartments LP
3.950% due 03/15/2029	600	635
4.200% due 06/15/2028	900	967
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	1,600	1,625
3.236% due 07/26/2021 ~	800	803
3.407% due 03/07/2024	1,000	1,038
3.446% due 07/26/2023 ~	10,300	10,323
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,688
2.601% due 09/11/2022	5,000	4,997
2.953% due 02/28/2022	8,300	8,396
Morgan Stanley 3.249% (SOFRRATE + 0.830%) due 06/10/2022 ~	7,700	7,712
MUFG Bank Ltd. 2.300% due 03/05/2020	300	300
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •	8,200	8,387
Nasdaq, Inc. 3.850% due 06/30/2026	7,000	7,342
Nationwide Building Society 4.302% due 03/08/2029 •	11,200	11,736
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	500	818
Navient Corp. 8.000% due 03/25/2020	4,200	4,357
New York Life Insurance Co. 6.750% due 11/15/2039	2,500	3,562
Nissan Motor Acceptance Corp.
3.016% due 09/21/2021 ~	1,300	1,300
3.450% due 03/15/2023	4,700	4,810
Nordea Bank Abp 2.500% due 09/17/2020	300	301
Northern Trust Corp. 4.600% due 10/01/2026 •(e)	9,600	9,663
Nuveen LLC 4.000% due 11/01/2028	1,100	1,207
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,252
4.950% due 04/01/2024	2,000	2,118
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	2,500	2,452
9.250% due 06/15/2039	9,300	15,033
Principal Financial Group, Inc. 3.700% due 05/15/2029	400	419
Protective Life Corp. 4.300% due 09/30/2028	5,100	5,374
Prudential Financial, Inc. 4.500% due 09/15/2047 •	7,700	7,716
Quicken Loans, Inc. 5.250% due 01/15/2028	8,100	8,090
Regency Centers LP 4.650% due 03/15/2049	900	1,006
RenaissanceRe Holdings Ltd. 3.600% due 04/15/2029	5,500	5,648
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,284

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.899% due 06/25/2024 ~	2,800	2,796
4.269% due 03/22/2025 •	7,600	7,862
4.892% due 05/18/2029 •	6,000	6,409
5.076% due 01/27/2030 •	3,100	3,363
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	5,500	5,555
3.823% due 11/03/2028 •	2,000	2,022
4.796% due 11/15/2024 •	5,500	5,845
Santander UK PLC
2.875% due 06/18/2024	5,700	5,732
3.140% due 06/01/2021 ~	3,000	3,008
SL Green Operating Partnership LP 3.505% due 08/16/2021 ~	1,800	1,801
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	405
Societe Generale S.A. 7.375% due 10/04/2023 •(e)(f)	4,900	5,100
Springleaf Finance Corp.
6.625% due 01/15/2028	6,900	7,262
6.875% due 03/15/2025	500	549
7.750% due 10/01/2021	1,100	1,207
State Bank of India 3.442% due 01/20/2020 ~	500	501
STORE Capital Corp. 4.500% due 03/15/2028	300	316
Sumitomo Mitsui Financial Group, Inc.
3.102% due 01/17/2023	6,300	6,415
3.401% due 10/16/2023 ~	7,100	7,128
3.748% due 07/19/2023	4,800	5,041
Svenska Handelsbanken AB 2.995% due 05/24/2021 ~	6,450	6,481
Synchrony Financial
4.375% due 03/19/2024	500	524
5.150% due 03/19/2029	900	970
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	6,065
4.375% due 09/15/2054 •	4,800	5,068
6.850% due 12/16/2039	582	825
Trust F
4.869% due 01/15/2030	600	605
6.390% due 01/15/2050	1,100	1,130
UBS AG 2.200% due 06/08/2020	20,600	20,593
UBS Group Funding Switzerland AG 4.125% due 09/24/2025	2,200	2,348
UDR, Inc.
3.500% due 07/01/2027	300	308
3.500% due 01/15/2028	200	205
UniCredit SpA 7.830% due 12/04/2023	8,300	9,488
Ventas Realty LP 3.500% due 04/15/2024	2,500	2,594
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	413
4.875% due 06/01/2026	300	325
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,288
WEA Finance LLC 4.750% due 09/17/2044	500	552
Wells Fargo & Co.
3.000% due 04/22/2026	1,600	1,619
3.196% due 06/17/2027 •	3,800	3,876
3.813% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,893
5.900% due 06/15/2024 •(e)	4,100	4,293
Wells Fargo Bank N.A. 3.092% due 07/23/2021 ~	2,100	2,103
Welltower, Inc. 5.125% due 03/15/2043	12,400	13,670
Weyerhaeuser Co.
4.000% due 11/15/2029	2,500	2,661
7.375% due 03/15/2032	17,200	24,056
		1,001,470
INDUSTRIALS 28.2%
AbbVie, Inc. 3.375% due 11/14/2021	6,700	6,814
ADT Security Corp. 4.125% due 06/15/2023	8,300	8,321
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,302
3.750% due 12/01/2047	1,000	1,027
Air Canada Pass-Through Trust
3.300% due 07/15/2031	780	785
3.750% due 06/15/2029	342	358

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	900	911
3.550% due 10/01/2027	400	395
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,485	4,486
3.250% due 04/15/2030	3,050	3,031
3.700% due 04/01/2028	1,880	1,946
4.000% due 01/15/2027	301	314
Amgen, Inc.
2.650% due 05/11/2022	800	806
4.400% due 05/01/2045	13,000	13,844
4.663% due 06/15/2051	10,879	11,921
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	700	779
Anheuser-Busch InBev Finance, Inc. 3.700% due 02/01/2024	700	737
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	11,800	12,483
4.900% due 01/23/2031	3,000	3,471
5.450% due 01/23/2039	3,800	4,522
5.550% due 01/23/2049	1,400	1,710
Anthem, Inc.
3.350% due 12/01/2024	2,800	2,897
3.650% due 12/01/2027	4,000	4,159
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	608
4.500% due 06/20/2029	2,900	2,953
Apple, Inc. 4.375% due 05/13/2045	2,600	2,964
Arrow Electronics, Inc. 3.250% due 09/08/2024	900	892
Bacardi Ltd.
2.750% due 07/15/2026	500	473
4.450% due 05/15/2025	3,500	3,722
4.700% due 05/15/2028	4,800	5,137
Baidu, Inc. 4.875% due 11/14/2028	1,100	1,206
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	3,300	3,324
BAT Capital Corp. 4.390% due 08/15/2037	9,990	9,513
Bayer U.S. Finance LLC
3.875% due 12/15/2023	2,000	2,074
4.250% due 12/15/2025	2,200	2,328
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	200	200
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	18,201
Braskem Finance Ltd. 6.450% due 02/03/2024	300	332
Braskem Netherlands Finance BV 4.500% due 01/10/2028	4,100	4,163
Bristol-Myers Squibb Co.
3.200% due 06/15/2026	6,100	6,334
4.250% due 10/26/2049	5,000	5,512
Broadcom Corp.
3.125% due 01/15/2025	400	391
3.875% due 01/15/2027	7,400	7,262
Broadcom, Inc. 3.125% due 04/15/2021	5,000	5,034
Burlington Northern Santa Fe LLC 6.530% due 07/15/2037	200	273
Campbell Soup Co.
3.950% due 03/15/2025	1,600	1,665
4.150% due 03/15/2028	4,100	4,282
4.800% due 03/15/2048	4,200	4,252
Canadian Natural Resources Ltd. 5.850% due 02/01/2035	2,090	2,429
CBS Corp. 3.375% due 02/15/2028	1,700	1,694
Celgene Corp. 4.350% due 11/15/2047	10,800	11,926
Cenovus Energy, Inc.
4.250% due 04/15/2027	1,800	1,863
5.250% due 06/15/2037	2,000	2,095
6.750% due 11/15/2039	200	237
Charter Communications Operating LLC
4.200% due 03/15/2028	2,200	2,286
4.229% due 02/01/2024 ~	4,000	4,019
5.125% due 07/01/2049 (a)	10,800	10,986
5.375% due 04/01/2038	600	643
5.375% due 05/01/2047	2,200	2,319
5.750% due 04/01/2048	1,100	1,218
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	2,000	2,305

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

CHRISTUS Health 4.341% due 07/01/2028	6,400	7,114
City of Hope 4.378% due 08/15/2048	1,010	1,108
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,497
Comcast Corp.
3.950% due 10/15/2025	3,300	3,561
3.969% due 11/01/2047	728	766
3.999% due 11/01/2049	7,430	7,833
4.150% due 10/15/2028	7,000	7,722
4.400% due 08/15/2035	4,300	4,793
7.050% due 03/15/2033	7,590	10,635
Community Health Systems, Inc. 8.625% due 01/15/2024	4,400	4,425
Conagra Brands, Inc. 5.300% due 11/01/2038	11,900	12,947
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	6,961
Continental Resources, Inc. 5.000% due 09/15/2022	400	404
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	8,495
4.600% due 08/15/2047	2,760	2,798
CRH America Finance, Inc.
3.400% due 05/09/2027	600	599
3.950% due 04/04/2028	300	307
4.400% due 05/09/2047	200	191
CRH America, Inc. 3.875% due 05/18/2025	2,600	2,720
Crown Castle Towers LLC
3.720% due 07/15/2043	600	618
4.241% due 07/15/2048	3,300	3,558
CSX Corp. 6.150% due 05/01/2037	800	1,034
CVS Pass-Through Trust
6.036% due 12/10/2028	97	109
7.507% due 01/10/2032	15,984	19,309
DAE Funding LLC
4.000% due 08/01/2020	100	100
5.000% due 08/01/2024	1,000	1,044
5.250% due 11/15/2021	1,700	1,770
5.750% due 11/15/2023	1,600	1,684
Danone S.A. 2.589% due 11/02/2023	700	704
Dell International LLC
4.420% due 06/15/2021	3,400	3,503
4.900% due 10/01/2026	1,200	1,252
5.300% due 10/01/2029	7,500	7,900
8.350% due 07/15/2046	2,400	3,037
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	10,391	14,965
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,404
5.200% due 09/20/2047	2,400	2,535
Dominion Energy Gas Holdings LLC 3.010% due 06/15/2021 ~	4,500	4,521
eBay, Inc.
2.600% due 07/15/2022	900	902
4.000% due 07/15/2042	600	562
Edwards Lifesciences Corp. 4.300% due 06/15/2028	700	756
Energy Transfer Operating LP
5.300% due 04/15/2047	9,200	9,602
6.050% due 06/01/2041	3,200	3,586
6.625% due 10/15/2036	5,200	6,059
7.500% due 07/01/2038	4,135	5,261
Eni SpA
4.000% due 09/12/2023	3,700	3,856
4.750% due 09/12/2028	800	876
Enterprise Products Operating LLC
4.200% due 01/31/2050 (a)	1,300	1,341
4.450% due 02/15/2043	1,000	1,045
4.850% due 08/15/2042	642	702
4.850% due 03/15/2044	1,850	2,048
5.750% due 03/01/2035	600	675
5.950% due 02/01/2041	3,200	3,926
6.125% due 10/15/2039	1,000	1,234
6.450% due 09/01/2040	200	257
6.875% due 03/01/2033	10,000	13,399
Fair Isaac Corp. 5.250% due 05/15/2026	200	211
FedEx Corp. 4.950% due 10/17/2048	6,600	7,210
Fiserv, Inc.
3.200% due 07/01/2026	4,200	4,291

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.500% due 07/01/2029	1,300	1,336
Fortune Brands Home & Security, Inc. 4.000% due 09/21/2023	900	948
Fox Corp.
4.709% due 01/25/2029	500	558
5.476% due 01/25/2039	200	236
GATX Corp. 3.285% due 11/05/2021 ~	5,300	5,279
General Electric Co.
2.200% due 01/09/2020	200	199
5.000% due 01/21/2021 •(e)	2,000	1,922
5.500% due 01/08/2020	600	609
5.550% due 05/04/2020	300	307
5.550% due 01/05/2026	2,600	2,905
General Mills, Inc. 6.610% due 10/15/2022	5,200	5,478
Georgia-Pacific LLC 8.000% due 01/15/2024	1,750	2,162
Glencore Funding LLC
4.125% due 03/12/2024	3,200	3,323
4.875% due 03/12/2029	5,600	5,903
Hackensack Meridian Health, Inc. 4.500% due 07/01/2057	1,340	1,547
Halliburton Co. 7.450% due 09/15/2039	1,100	1,513
Harris Corp. 3.063% due 04/30/2020 ~	5,200	5,199
HCA, Inc.
5.125% due 06/15/2039	2,900	3,022
5.250% due 06/15/2049	2,000	2,087
5.875% due 03/15/2022	800	874
Heineken NV 3.500% due 01/29/2028	12,100	12,577
Hewlett Packard Enterprise Co. 3.318% due 10/05/2021 ~	900	900
Home Depot, Inc. 4.500% due 12/06/2048	9,000	10,639
Huntsman International LLC 4.500% due 05/01/2029	800	826
IHS Markit Ltd. 4.750% due 08/01/2028	1,100	1,203
Indonesia Asahan Aluminium Persero PT 5.710% due 11/15/2023	700	769
International Business Machines Corp. 3.300% due 05/15/2026	9,500	9,844
International Flavors & Fragrances, Inc. 5.000% due 09/26/2048	5,400	6,000
International Paper Co.
5.150% due 05/15/2046	4,700	5,031
6.000% due 11/15/2041	500	587
Kansas City Southern
3.125% due 06/01/2026	1,800	1,766
4.700% due 05/01/2048	4,300	4,819
4.950% due 08/15/2045	5,200	5,726
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	6,900	8,499
7.300% due 08/15/2033	3,000	3,954
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,800	1,711
5.200% due 07/15/2045	6,960	7,303
6.500% due 02/09/2040	9,600	11,237
6.875% due 01/26/2039	600	726
7.125% due 08/01/2039	4,650	5,724
Marathon Oil Corp. 6.600% due 10/01/2037	700	865
Marriott International, Inc.
3.600% due 04/15/2024	3,700	3,857
4.000% due 04/15/2028	2,100	2,215
Marvell Technology Group Ltd.
4.200% due 06/22/2023	7,000	7,292
4.875% due 06/22/2028	1,000	1,061
Masco Corp.
3.500% due 11/15/2027	700	688
4.500% due 05/15/2047	1,000	947
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	3,464
McDonald's Corp.
3.012% due 10/28/2021 ~	8,500	8,508
3.800% due 04/01/2028	3,600	3,867
4.450% due 03/01/2047	1,000	1,097
4.450% due 09/01/2048	5,300	5,814
MGM China Holdings Ltd.
5.375% due 05/15/2024	1,000	1,027
5.875% due 05/15/2026	1,100	1,132
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	300	297

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Moody's Corp. 5.250% due 07/15/2044		8,000	9,496
Mylan NV 3.950% due 06/15/2026		3,400	3,284
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (e)		10,000	10,243
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,900	3,580
New York and Presbyterian Hospital
4.063% due 08/01/2056		$900	983
4.763% due 08/01/2116		3,500	3,926
Newell Brands, Inc. 5.375% due 04/01/2036		539	533
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022		2,500	2,490
Norfolk Southern Corp. 5.100% due 08/01/2118		7,900	8,961
Northern Natural Gas Co. 4.300% due 01/15/2049		6,100	6,628
Northwell Healthcare, Inc. 4.260% due 11/01/2047		3,600	3,845
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		5,288	5,117
NVIDIA Corp. 3.200% due 09/16/2026		4,200	4,298
NXP BV
4.300% due 06/18/2029		1,400	1,445
5.350% due 03/01/2026		1,600	1,774
ONEOK Partners LP
4.900% due 03/15/2025		1,200	1,305
6.125% due 02/01/2041		1,700	2,004
Oracle Corp.
3.250% due 11/15/2027		7,100	7,438
3.800% due 11/15/2037		4,200	4,450
4.000% due 11/15/2047		1,100	1,183
4.300% due 07/08/2034		2,000	2,280
4.500% due 07/08/2044		900	1,029
Owens Corning
3.400% due 08/15/2026		1,100	1,072
4.300% due 07/15/2047		1,100	932
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		700	741
5.500% due 02/15/2024		100	108
PeaceHealth Obligated Group 4.787% due 11/15/2048		2,730	3,299
Penske Truck Leasing Co. LP
3.450% due 07/01/2024		700	721
3.950% due 03/10/2025		4,100	4,304
4.125% due 08/01/2023		700	736
4.450% due 01/29/2026		3,500	3,754
Pernod Ricard S.A. 4.450% due 01/15/2022		2,000	2,093
Pertamina Persero PT 6.500% due 11/07/2048		1,700	2,106
Philip Morris International, Inc. 6.375% due 05/16/2038		1,400	1,854
Post Holdings, Inc. 5.000% due 08/15/2026		2,300	2,340
Pride International LLC 7.875% due 08/15/2040		3,500	2,380
QVC, Inc. 5.950% due 03/15/2043		3,500	3,360
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		850	966
RELX Capital, Inc. 4.000% due 03/18/2029		6,700	7,082
Reynolds American, Inc. 7.250% due 06/15/2037		200	250
Rockies Express Pipeline LLC 6.875% due 04/15/2040		4,700	5,266
S&P Global, Inc.
2.950% due 01/22/2027		200	203
4.000% due 06/15/2025		2,300	2,498
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		2,400	2,522
5.000% due 03/15/2027		2,700	2,962
5.625% due 04/15/2023		700	763
5.750% due 05/15/2024		1,100	1,224
5.875% due 06/30/2026		5,900	6,745
6.250% due 03/15/2022		800	868
salesforce.com, Inc. 3.700% due 04/11/2028		500	539
Sands China Ltd.
5.125% due 08/08/2025		2,100	2,256
5.400% due 08/08/2028		500	544

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

SASOL Financing USA LLC 5.875% due 03/27/2024	1,400	1,517
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	4,400	4,392
2.875% due 09/23/2023	700	707
3.200% due 09/23/2026	500	505
Southern Co.
3.250% due 07/01/2026	500	508
4.250% due 07/01/2036	5,400	5,582
Spirit AeroSystems, Inc.
3.210% due 06/15/2021 ~	2,200	2,186
3.850% due 06/15/2026	1,300	1,304
4.600% due 06/15/2028	5,300	5,563
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	476	480
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,800	1,804
4.738% due 09/20/2029	2,700	2,808
5.152% due 09/20/2029	4,800	4,956
Starbucks Corp. 4.450% due 08/15/2049	7,200	7,887
Suntory Holdings Ltd. 2.550% due 06/28/2022	1,300	1,300
Syngenta Finance NV 5.182% due 04/24/2028	800	833
Takeda Pharmaceutical Co. Ltd. 5.000% due 11/26/2028	5,400	6,119
Telefonica Emisiones S.A.
4.665% due 03/06/2038	6,300	6,553
4.895% due 03/06/2048	6,700	7,119
7.045% due 06/20/2036	7,100	9,317
Tencent Holdings Ltd.
3.491% due 04/11/2024 ~	4,300	4,304
3.595% due 01/19/2028	4,000	4,086
3.975% due 04/11/2029	6,800	7,110
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,742
7.625% due 04/01/2037	4,720	6,316
8.375% due 06/15/2032	3,600	4,880
Teva Pharmaceutical Finance Co. LLC 6.150% due 02/01/2036	49	43
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	8,662	7,536
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	4,254
Time Warner Cable LLC
4.500% due 09/15/2042	100	94
5.875% due 11/15/2040	1,000	1,083
6.550% due 05/01/2037	14,450	16,707
6.750% due 06/15/2039	2,700	3,135
7.300% due 07/01/2038	1,225	1,488
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,951	4,920
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,253
4.600% due 03/15/2048	2,000	2,123
Transocean Guardian Ltd. 5.875% due 01/15/2024	1,418	1,448
Transocean Pontus Ltd. 6.125% due 08/01/2025	3,402	3,521
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	300	312
Trimble, Inc. 4.900% due 06/15/2028	4,700	5,038
TTX Co. 4.200% due 07/01/2046	3,000	3,212
Tyson Foods, Inc.
2.250% due 08/23/2021	700	698
5.100% due 09/28/2048	1,700	1,920
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	4,330	4,564
4.625% due 12/03/2026	3,803	4,115
5.900% due 04/01/2026	2,478	2,736
United Airlines Pass-Through Trust
2.875% due 04/07/2030	552	549
3.100% due 04/07/2030	552	546
4.000% due 10/11/2027	1,557	1,638
4.300% due 02/15/2027	11,275	12,009
United Technologies Corp. 4.450% due 11/16/2038	1,900	2,134
UnitedHealth Group, Inc. 4.750% due 07/15/2045	5,700	6,783
University of Notre Dame du Lac 3.394% due 02/15/2048	7,000	7,198
University of Southern California 3.841% due 10/01/2047	2,800	3,062

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Valero Energy Corp. 4.000% due 04/01/2029	1,000	1,047
Valley Children's Hospital 4.399% due 03/15/2048	2,000	2,217
Viterra, Inc. 5.950% due 08/01/2020	200	207
VMware, Inc. 2.300% due 08/21/2020	2,300	2,294
Wabtec Corp. 4.950% due 09/15/2028	6,700	7,186
Walt Disney Co.
3.375% due 11/15/2026	1,400	1,469
4.750% due 11/15/2046	700	863
5.400% due 10/01/2043	3,600	4,696
6.200% due 12/15/2034	2,000	2,713
Waste Management, Inc. 4.000% due 07/15/2039	1,200	1,291
WestJet Airlines Ltd. 3.500% due 06/16/2021	2,300	2,313
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,117
3.700% due 03/15/2028	2,500	2,504
WRKCo, Inc.
4.000% due 03/15/2028	2,700	2,805
4.650% due 03/15/2026	2,800	3,046
4.900% due 03/15/2029	900	984
Yara International ASA 4.750% due 06/01/2028	4,600	4,961
Zimmer Biomet Holdings, Inc. 3.700% due 03/19/2023	600	619
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,199
3.900% due 08/20/2028	4,300	4,584
		1,051,127
UTILITIES 13.9%
AEP Texas, Inc.
3.950% due 06/01/2028	2,500	2,673
4.150% due 05/01/2049	1,100	1,191
6.650% due 02/15/2033	1,800	2,393
Alabama Power Co. 4.300% due 07/15/2048	2,000	2,243
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	232
American Water Capital Corp.
3.750% due 09/01/2047	3,400	3,433
4.150% due 06/01/2049	5,000	5,409
Antero Midstream Partners LP 5.750% due 03/01/2027	6,400	6,416
AT&T, Inc.
3.270% due 06/01/2021 ~	6,800	6,836
3.616% due 06/12/2024 ~	4,800	4,864
4.350% due 03/01/2029	1,800	1,933
4.500% due 05/15/2035	700	734
4.500% due 03/09/2048	265	272
4.550% due 03/09/2049	30,507	31,264
5.150% due 11/15/2046	400	442
5.150% due 02/15/2050	7,800	8,597
5.350% due 09/01/2040	2,932	3,312
Avangrid, Inc. 3.800% due 06/01/2029	3,400	3,563
Bell Canada, Inc. 4.300% due 07/29/2049	3,900	4,204
Berkshire Hathaway Energy Co. 6.125% due 04/01/2036	2,246	3,007
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	7,201
BP Capital Markets America, Inc. 4.234% due 11/06/2028	2,500	2,781
British Telecommunications PLC
4.500% due 12/04/2023	12,400	13,275
9.625% due 12/15/2030	730	1,100
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(e)	11,800	12,234
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	7,100	7,173
4.973% due 05/01/2046	1,000	1,070
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,200	2,423
Consolidated Edison Co. of New York, Inc.
4.125% due 05/15/2049	5,900	6,362
4.500% due 05/15/2058	2,500	2,788
4.625% due 12/01/2054	1,200	1,346
Consumers Energy Co. 4.350% due 04/15/2049	2,800	3,244

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,056
4.000% due 09/30/2042	400	430
Duke Energy Corp.
3.028% due 05/14/2021 ~	9,100	9,125
3.101% due 03/11/2022 ~	2,000	2,011
3.400% due 06/15/2029	800	818
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,341
3.850% due 11/15/2042	4,600	4,800
6.350% due 09/15/2037	200	274
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	130
Duke Energy Progress LLC 6.300% due 04/01/2038	800	1,096
Edison International 5.750% due 06/15/2027	700	753
Electricite de France S.A. 5.000% due 09/21/2048	300	342
Enel Finance International NV
2.875% due 05/25/2022	2,100	2,117
3.500% due 04/06/2028	6,300	6,214
3.625% due 05/25/2027	1,100	1,106
Exelon Corp. 5.100% due 06/15/2045	19,400	22,346
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,150
3.950% due 03/01/2048	1,300	1,423
4.050% due 10/01/2044	1,805	1,979
Indiana Michigan Power Co. 6.050% due 03/15/2037	800	1,027
ITC Holdings Corp. 2.700% due 11/15/2022	7,400	7,439
Jersey Central Power & Light Co. 4.300% due 01/15/2026	800	859
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	2,601
Koninklijke KPN NV 8.375% due 10/01/2030	3,000	3,945
Louisville Gas & Electric Co. 4.250% due 04/01/2049	3,000	3,371
Monongahela Power Co. 3.550% due 05/15/2027	1,100	1,138
National Grid USA 5.803% due 04/01/2035	120	143
New England Power Co. 3.800% due 12/05/2047	2,300	2,330
New York State Electric & Gas Corp. 3.250% due 12/01/2026	8,900	9,103
NextEra Energy Capital Holdings, Inc.
3.200% due 02/25/2022	5,900	6,013
3.342% due 09/01/2020	700	708
5.650% due 05/01/2079 •	2,600	2,682
Niagara Mohawk Power Corp. 4.119% due 11/28/2042	3,500	3,669
Northern States Power Co. 3.600% due 09/15/2047	6,300	6,428
Oglethorpe Power Corp. 5.050% due 10/01/2048	7,000	8,123
Ohio Power Co.
5.375% due 10/01/2021	700	748
5.850% due 10/01/2035	100	124
ONEOK, Inc.
4.550% due 07/15/2028	1,600	1,737
5.200% due 07/15/2048	12,400	13,669
Pacific Gas & Electric Co.
4.000% due 12/01/2046 ^(b)	600	547
6.350% due 02/15/2038 ^(b)	11,900	13,566
PacifiCorp
4.125% due 01/15/2049	10,100	11,144
5.750% due 04/01/2037	60	77
6.000% due 01/15/2039	2,040	2,739
6.100% due 08/01/2036	60	79
Pennsylvania Electric Co.
3.600% due 06/01/2029	3,300	3,414
5.200% due 04/01/2020	200	204
Perusahaan Listrik Negara PT 6.250% due 01/25/2049	2,600	3,108
Petrobras Global Finance BV
5.999% due 01/27/2028	8,046	8,565
6.125% due 01/17/2022	3,224	3,461
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	1,900	1,990
Plains All American Pipeline LP
3.600% due 11/01/2024	400	406
4.500% due 12/15/2026	200	213

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.900% due 02/15/2045	5,800	5,772
5.150% due 06/01/2042	2,800	2,793
6.650% due 01/15/2037	500	581
PPL Capital Funding, Inc. 4.000% due 09/15/2047	6,500	6,302
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,902
Public Service Co. of New Hampshire 3.600% due 07/01/2049	1,220	1,260
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	6,032
San Diego Gas & Electric Co.
4.100% due 06/15/2049	4,600	4,783
4.150% due 05/15/2048	9,400	9,798
SES S.A.
3.600% due 04/04/2023	4,600	4,652
5.300% due 04/04/2043	3,800	3,691
Shell International Finance BV 4.375% due 05/11/2045	2,200	2,537
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	4,933
Sinopec Group Overseas Development Ltd. 4.125% due 09/12/2025	9,900	10,577
Southern California Edison Co.
3.400% due 06/01/2023	300	306
3.650% due 03/01/2028	200	205
3.900% due 12/01/2041	500	470
3.900% due 03/15/2043	3,300	3,191
4.000% due 04/01/2047	2,500	2,491
6.000% due 01/15/2034	3,600	4,309
6.650% due 04/01/2029	400	458
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,674
4.125% due 06/01/2048	5,300	5,669
Southwestern Electric Power Co. 6.200% due 03/15/2040	2,200	2,824
SP Group Treasury Pte Ltd. 3.375% due 02/27/2029	5,100	5,340
Transcanada Trust 5.300% due 03/15/2077 •	800	770
Verizon Communications, Inc.
4.522% due 09/15/2048	29,391	32,876
4.862% due 08/21/2046	5,100	5,944
5.250% due 03/16/2037	6,200	7,420
5.500% due 03/16/2047	3,800	4,805
Virginia Electric & Power Co.
3.800% due 09/15/2047	1,100	1,130
4.600% due 12/01/2048	1,500	1,728
Vodafone Group PLC
4.125% due 05/30/2025	1,600	1,706
4.875% due 06/19/2049	5,600	5,896
5.250% due 05/30/2048	15,200	16,831
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	3,915
		519,467
Total Corporate Bonds & Notes (Cost $2,415,152)		2,572,064
MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 0.9%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	6,800	9,772
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,320
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	1,400	2,190
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	2,960
Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,098
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	14,500	17,643
		34,983
COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009 6.650% due 09/15/2045	1,000	1,474
DELAWARE 0.0%
University of Delaware Revenue Bonds, Series 2018 4.221% due 11/01/2058	500	575

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.712% due 10/01/2027	3,000	3,237
3.762% due 10/01/2028	500	541
		3,778
GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,293	6,367
6.655% due 04/01/2057	13,684	17,906
		24,273
ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	10,900	14,237
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	500	676
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	116
		15,029
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	3,192
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010 6.413% due 01/01/2040	3,100	4,358
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	1,120
NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009 7.336% due 11/15/2039	500	767
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.480% due 08/01/2026	4,245	4,526
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	7,500	8,992
		14,285
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	800	1,270
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	6,080
		7,350
PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016 4.014% due 06/01/2033	600	658
TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	7,557
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	11,640	11,696
		19,253
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	7,465	7,538
Total Municipal Bonds & Notes (Cost $114,908)		137,866
U.S. GOVERNMENT AGENCIES 28.0%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (c)	43,912	33,373
2.560% due 03/25/2036 •	5	5
2.757% due 07/25/2037 •	16	16
2.804% due 09/25/2032 •	4	4
3.000% due 10/25/2046 - 12/25/2046	1,520	1,479
3.250% due 11/01/2042	2,709	2,756

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.300% due 07/01/2054 «(a)	1,621	1,675
3.682% due 06/01/2043 •	101	102
3.750% due 01/01/2029	4,695	5,142
3.840% due 01/01/2031	7,484	8,297
3.851% due 06/01/2035 •	581	605
3.990% due 01/01/2029	2,275	2,528
4.175% due 06/01/2035 •	564	586
4.271% due 04/01/2035 •	372	391
4.279% due 12/01/2034 •	287	298
4.281% due 09/01/2035 •	22	23
4.290% due 10/01/2035 •	111	116
4.393% due 05/25/2035	374	394
4.534% due 08/01/2035 •	41	44
4.666% due 12/01/2033 •	21	22
4.743% due 11/01/2034 •	568	602
4.780% due 11/01/2035 •	11	11
5.000% due 08/25/2033	51	57
5.500% due 04/25/2033 - 09/25/2035	4,795	5,826
5.900% due 07/25/2042	9	10
6.000% due 07/25/2031 - 03/25/2036	895	1,164
6.080% due 09/01/2028	1,800	2,368
6.500% due 05/25/2032 Þ	1	1
Fannie Mae UMBS
4.000% due 09/01/2048	91	94
5.500% due 04/01/2031 - 04/01/2049	7,400	7,892
Fannie Mae UMBS, TBA
3.000% due 08/01/2049 - 09/01/2049	30,000	30,206
3.500% due 07/01/2049 - 08/01/2049	14,4000	147,153
4.000% due 07/01/2049 - 08/01/2049	534,000	551,751
5.500% due 07/01/2049	2,500	2,667
Federal Farm Credit Bank
5.125% due 07/09/2029	500	623
5.750% due 12/07/2028	20	26
Freddie Mac
0.000% due 03/15/2031 (c)	11,600	8,678
2.794% due 01/15/2033 •	3	3
2.894% due 09/15/2030 •	2	2
3.488% due 02/25/2045 •	7	7
3.704% due 10/25/2044 •	29	29
3.950% due 12/25/2029	13,498	14,725
4.000% due 06/15/2041	14,934	16,235
4.403% due 10/01/2035 •	24	25
4.577% due 06/01/2035 •	10	10
4.629% due 04/01/2035 •	41	43
5.000% due 03/01/2038 - 12/01/2038	718	785
5.500% due 02/15/2024	68	71
6.000% due 06/15/2035 - 10/01/2037	491	618
6.500% due 10/25/2043	65	77
Ginnie Mae 3.625% due 05/20/2030 •	52	54
Israel Government AID Bond 0.000% due 08/15/2024 - 11/01/2024 (c)	9,298	8,300
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (c)	207,567	160,690
Resolution Funding Corp. STRIPS 0.000% due 07/15/2026 - 07/15/2029 (c)	30,294	24,884
Small Business Administration
5.290% due 12/01/2027	235	250
5.510% due 11/01/2027	57	62
Total U.S. Government Agencies (Cost $1,000,560)		1,043,855
U.S. TREASURY OBLIGATIONS 24.1%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)	19,100	20,900
3.000% due 08/15/2048 (h)	7,990	8,751
3.125% due 11/15/2041 (h)	41,470	46,382
3.125% due 08/15/2044 (h)	4,300	4,794
4.250% due 11/15/2040 (h)	3,100	4,065
4.375% due 05/15/2040 (h)	830	1,105
4.375% due 05/15/2041 (h)	15,200	20,284
4.500% due 08/15/2039 (h)	2,000	2,700
4.750% due 02/15/2037 (h)	3,200	4,379
4.750% due 02/15/2041 (h)	2,480	3,468
6.250% due 05/15/2030 (h)	6,240	8,801
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022 (h)(j)	7,985	7,924
0.375% due 01/15/2027 (h)(j)	7,647	7,704
0.375% due 07/15/2027 (h)(j)(l)	4,658	4,704
0.500% due 01/15/2028 (h)(j)	19,598	19,927
0.625% due 01/15/2026 (h)(j)(l)	5,344	5,475
0.750% due 07/15/2028 (h)(j)	55,169	57,510
0.875% due 01/15/2029 (h)	16,392	17,264
0.875% due 02/15/2047 (h)	9,738	9,936
1.000% due 02/15/2048 (h)(l)	13,977	14,723
1.750% due 01/15/2028 (h)(j)(l)	9,367	10,506

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

2.500% due 01/15/2029 (h)(j)	26,598	32,014
U.S. Treasury Notes
2.875% due 05/15/2049 (h)	26,630	28,528
1.125% due 02/28/2021 (h)	139,200	137,626
1.125% due 07/31/2021 (h)	111,439	109,991
1.375% due 05/31/2021 (h)	113,900	113,039
2.750% due 06/30/2025 (h)	44,500	46,813
U.S. Treasury STRIPS (c)
0.000% due 05/15/2034 (h)(j)	71,900	50,901
0.000% due 08/15/2034	32,970	23,148
0.000% due 05/15/2035 (h)(j)	32,500	22,341
0.000% due 11/15/2036	37,600	24,764
0.000% due 08/15/2037 (j)	8,900	5,740
0.000% due 08/15/2040 (j)	5,930	3,559
0.000% due 05/15/2044	15,400	8,130
0.000% due 08/15/2044	18,300	9,600
Total U.S. Treasury Obligations (Cost $859,971)		897,496
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	6,000	6,567
American Home Mortgage Assets Trust
2.524% due 10/25/2046 •	153	145
3.424% due 11/25/2046 •	1,841	932
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	9	10
AREIT Trust 3.251% due 02/14/2035 •	633	633
BAMLL Commercial Mortgage Securities Trust
3.444% due 04/15/2036 •	7,000	7,015
3.594% due 03/15/2034 •	2,400	2,409
4.325% due 08/15/2046 ~	13,300	14,879
Banc of America Funding Trust
4.648% due 01/20/2047 ^~	41	40
4.753% due 02/20/2036 ~	354	354
4.793% due 05/25/2035 ~	10	11
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,755
5.122% due 08/10/2035 ~	8,700	9,461
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	46	45
4.236% due 11/25/2034 ~	26	25
4.392% due 05/25/2047 ^~	1,106	1,049
4.673% due 02/25/2034 ~	10	10
4.730% due 10/25/2035 •	73	75
5.125% due 05/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.987% due 11/25/2036 ^~	150	126
4.110% due 11/25/2036 ~	208	193
4.294% due 09/25/2035 ^~	3,924	3,311
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	7,641
Chase Mortgage Finance Trust
4.239% due 03/25/2037 ^~	395	396
5.500% due 11/25/2035	3,336	3,305
Citigroup Mortgage Loan Trust
2.474% due 01/25/2037 •	46	43
3.204% due 08/25/2035 ^•	228	213
4.820% due 10/25/2035 •	39	40
Citigroup Mortgage Loan Trust, Inc.
4.550% due 09/25/2035 •	66	68
4.680% due 09/25/2035 •	106	109
Civic Mortgage LLC 3.892% due 06/25/2022 Þ	340	339
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,430
3.942% due 04/10/2033 ~	7,300	7,724
Core Industrial Trust 3.494% due 02/10/2037	4,250	4,447
Countrywide Alternative Loan Trust
2.578% due 12/20/2046 ^•	880	796
2.593% due 03/20/2046 •	220	204
2.594% due 09/25/2046 ^•	1,128	1,039
2.614% due 05/25/2036 •	5,964	5,324
2.684% due 02/25/2037 •	90	84
5.500% due 09/25/2035 ^	2,257	2,185
5.500% due 11/25/2035	924	793
5.500% due 03/25/2036 ^	95	70
6.250% due 08/25/2037 ^	150	125
Countrywide Home Loan Mortgage Pass-Through Trust
2.864% due 05/25/2035 •	90	83
3.044% due 03/25/2035 •	250	227
3.927% due 08/25/2034 ^~	25	24
4.178% due 08/25/2034 ^~	37	38
4.269% due 11/20/2034 ~	16	16

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.280% due 11/25/2034 ~	97	98
4.285% due 02/20/2035 ~	17	18
4.312% due 04/20/2035 ~	9	10
4.592% due 02/20/2036 ^•	79	70
4.667% due 02/20/2036 ^•	157	146
5.250% due 05/25/2035	165	143
Countrywide Home Loan Reperforming REMIC Trust 2.824% due 07/25/2036 •	3,790	3,639
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~	17	18
Credit Suisse Mortgage Capital Certificates 2.600% due 11/27/2036 •	8,452	8,456
DBUBS Mortgage Trust 3.763% due 07/12/2044 •	1,894	1,903
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	4	4
Downey Savings & Loan Association Mortgage Loan Trust 2.650% due 08/19/2045 •	119	116
First Horizon Mortgage Pass-Through Trust
4.518% due 08/25/2035 ~	18	15
4.630% due 12/25/2034 ~	3	3
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,779
3.722% due 10/10/2049 ~	5,225	5,275
GSMPS Mortgage Loan Trust 2.754% due 01/25/2036 •	603	529
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~	9	9
4.500% due 09/25/2035 ~	46	48
HarborView Mortgage Loan Trust
2.570% due 07/19/2046 ^•	1,968	1,523
2.580% due 01/19/2038 •	595	572
2.630% due 03/19/2036 ^•	199	189
4.697% due 07/19/2035 ^~	61	56
IndyMac Mortgage Loan Trust
2.604% due 06/25/2046 •	705	622
3.736% due 04/25/2037 ^~	224	198
3.861% due 04/25/2037 ~	151	143
4.290% due 12/25/2034 ~	17	17
JPMorgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,738
JPMorgan Mortgage Trust
3.304% due 11/25/2049 •	7,400	7,419
4.193% due 01/25/2037 ^~	39	37
4.697% due 07/25/2035 ~	2,171	2,277
4.724% due 02/25/2035 ~	6	6
MASTR Adjustable Rate Mortgages Trust
2.614% due 04/25/2046 •	678	626
4.663% due 11/21/2034 ~	99	103
MASTR Alternative Loan Trust 5.500% due 01/25/2025	49	49
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.094% due 11/15/2031 •	43	44
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •	62	61
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •	253	247
2.654% due 11/25/2035 •	2	2
4.598% due 02/25/2034 ~	11	11
4.602% due 05/25/2033 ~	20	21
4.819% due 07/25/2034 ~	117	119
4.879% due 05/25/2033 ~	11	11
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049	3,100	3,140
Morgan Stanley Capital Trust 4.418% due 07/11/2040	3,500	3,927
Motel 6 Trust 3.314% due 08/15/2034 •	11,097	11,112
New Residential Mortgage Loan Trust 4.500% due 05/25/2058	4,367	4,634
Prime Mortgage Trust 2.804% due 02/25/2034 •	3	3
Residential Accredit Loans, Inc. Trust
2.614% due 04/25/2046 •	217	100
6.000% due 06/25/2036 ^	59	56
Residential Asset Securitization Trust
2.804% due 01/25/2046 ^•	236	105
2.854% due 04/25/2035 ^•	65	50
SFAVE Commercial Mortgage Securities Trust 3.872% due 01/05/2043 ~	13,400	13,957
Structured Adjustable Rate Mortgage Loan Trust
2.624% due 05/25/2037 •	193	184
2.724% due 10/25/2035 •	64	62
3.904% due 01/25/2035 ^•	66	64
4.329% due 08/25/2035 ~	25	26
4.475% due 12/25/2034 ~	114	116

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Structured Asset Mortgage Investments Trust
2.614% due 04/25/2036 •		978	956
2.624% due 05/25/2036 •		233	220
2.640% due 07/19/2035 •		39	38
2.684% due 02/25/2036 ^•		486	467
2.714% due 12/25/2035 ^•		7	7
3.050% due 10/19/2034 •		23	23
Structured Asset Securities Corp. 4.472% due 12/25/2033 ~		17	18
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	24,300	30,977
WaMu Mortgage Pass-Through Certificates Trust
2.458% due 05/25/2046 •		$39	38
2.595% due 09/25/2046 •		21	22
2.595% due 10/25/2046 •		6	6
2.595% due 11/25/2046 •		72	73
2.674% due 12/25/2045 •		67	67
2.694% due 10/25/2045 •		927	928
2.714% due 01/25/2045 •		49	49
2.774% due 05/25/2034 •		557	507
3.204% due 02/25/2047 ^•		606	585
3.204% due 03/25/2047 ^•		364	335
3.234% due 01/25/2047 •		2	2
3.264% due 04/25/2047 •		1,397	1,404
3.504% due 08/25/2046 •		1,723	1,615
3.683% due 12/25/2036 ^~		316	300
3.904% due 08/25/2042 •		2	2
3.961% due 02/25/2037 ^~		367	364
3.998% due 07/25/2037 ^~		35	33
4.814% due 03/25/2034 ~		140	145
Washington Mutual Mortgage Pass-Through Certificates Trust 3.474% due 05/25/2046 ^•		552	478
Wells Fargo Mortgage-Backed Securities Trust
4.856% due 09/25/2034 ~		42	44
4.986% due 01/25/2035 ~		8	9
4.991% due 03/25/2036 ~		385	396
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,493
Total Non-Agency Mortgage-Backed Securities (Cost $203,098)			212,316
ASSET-BACKED SECURITIES 1.9%
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		379	391
Barings BDC Static CLO Ltd. 3.544% due 04/15/2027 •		3,400	3,400
Bear Stearns Asset-Backed Securities Trust
4.366% due 07/25/2036 ~		70	71
4.862% due 10/25/2036 ~		27	28
Citigroup Mortgage Loan Trust 2.464% due 07/25/2045 •		10	8
Countrywide Asset-Backed Certificates 2.644% due 04/25/2037 •		744	578
Credit-Based Asset Servicing & Securitization LLC
2.524% due 07/25/2037 •		24	16
3.304% due 07/25/2035 •		62	62
4.133% due 04/25/2037 Þ		582	591
Credit-Based Asset Servicing & Securitization Trust 2.474% due 01/25/2037 ^•		31	13
Crown Point CLO Ltd. 3.713% due 07/17/2028		3,100	3,086
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		3,400	3,396
ECMC Group Student Loan Trust 3.240% due 02/27/2068		1,753	1,744
Equity One Mortgage Pass-Through Trust 5.699% due 07/25/2034 Þ		812	832
First NLC Trust 2.474% due 08/25/2037 •		19	12
Gallatin CLO Ltd. 3.642% due 01/21/2028 •		5,700	5,695
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	4,225	3,444
GE-WMC Mortgage Securities Trust 2.444% due 08/25/2036 •		$1	1
GSAMP Trust
2.474% due 12/25/2036 •		7	4
2.564% due 04/25/2036 •		311	232
2.604% due 01/25/2047 •		7,744	4,813
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,472	2,565
Legacy Mortgage Asset Trust 3.438% due 05/25/2059 Þ		1,134	1,145
Lehman ABS Mortgage Loan Trust 2.494% due 06/25/2037 •		17	13

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Long Beach Mortgage Loan Trust
2.559% due 08/25/2036 •		547	340
2.964% due 10/25/2034 •		5	5
M360 Advisors LLC 4.395% due 07/24/2028		800	802
MASTR Asset-Backed Securities Trust 2.624% due 11/25/2036 •		3,800	2,699
MASTR Specialized Loan Trust 2.664% due 02/25/2036 •		5,459	5,425
MESA Trust 3.204% due 12/25/2031 •		26	26
Navient Student Loan Trust 3.554% due 03/25/2066 •		2,527	2,539
Nelnet Student Loan Trust 4.171% due 11/25/2024 •		312	312
New Century Home Equity Loan Trust
3.144% due 08/25/2034 •		17	17
3.484% due 01/25/2034 •		240	241
4.678% due 08/25/2035 Þ		138	141
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,700	1,724
Palmer Square CLO Ltd. 3.368% due 08/15/2026 •		3,242	3,229
Securitized Asset-Backed Receivables LLC Trust 2.534% due 05/25/2037 ^•		53	41
SLM Student Loan Trust
3.180% due 10/25/2029 •		2,000	1,992
4.080% due 04/25/2023 •		4,625	4,679
SoFi Consumer Loan Program Trust 2.930% due 04/26/2027		1,186	1,187
Soundview Home Loan Trust
2.484% due 06/25/2037 •		12	8
2.514% due 01/25/2037 •		1,100	887
2.574% due 07/25/2037 •		513	434
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 Þ		4,488	4,509
Wells Fargo Home Equity Asset-Backed Securities Trust 2.674% due 07/25/2036 •		3,400	3,378
Zais CLO Ltd. 3.747% due 04/15/2028 •		5,200	5,211
Total Asset-Backed Securities (Cost $71,039)			71,966
SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
5.875% due 01/11/2028		4,800	3,663
6.875% due 01/11/2048		4,400	3,273
Colombia Government International Bond 7.375% due 09/18/2037		720	982
Indonesia Government International Bond 4.750% due 07/18/2047		6,800	7,363
Israel Government International Bond 3.250% due 01/17/2028		3,800	4,019
Korea Expressway Corp. 3.625% due 10/22/2021		1,700	1,749
Mexico Government International Bond
4.600% due 01/23/2046		3,335	3,420
5.750% due 10/12/2110		10,400	11,388
6.050% due 01/11/2040		4,785	5,723
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,600	808
5.940% due 02/12/2029		550	182
6.950% due 08/12/2031		2,950	1,051
8.200% due 08/12/2026		25,400	9,597
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		$5,500	5,899
Qatar Government International Bond 3.875% due 04/23/2023		4,500	4,725
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	1,164
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	18,550
Uruguay Government International Bond 4.975% due 04/20/2055		$4,500	4,978
Total Sovereign Issues (Cost $82,628)			88,534
		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	198

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Total Common Stocks (Cost $108)		198
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co. 7.500%	15,300	20,872
Total Convertible Preferred Securities (Cost $15,982)		20,872
PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
Entergy Louisiana LLC 4.700% due 06/01/2063	20,000	507
Entergy Texas, Inc. 5.625% due 06/01/2064	156,000	4,227
Total Preferred Securities (Cost $4,289)		4,734
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 2.980% due 10/25/2019 ~	$10,200	10,211
Lloyds Bank Corporate Markets PLC 3.092% due 10/26/2020 ~	6,600	6,620
		16,831
COMMERCIAL PAPER 0.2%
Boston Scientific Corp. 2.910% due 07/09/2019	4,600	4,596
Campbell Soup Co. 3.100% due 08/15/2019	2,200	2,192
CRH America Finance, Inc. 2.830% due 07/09/2019	400	400
Royal Caribbean Cruise 2.900% due 07/11/2019	1,400	1,399
		8,587
REPURCHASE AGREEMENTS (g) 0.0%		1,749
Total Short-Term Instruments (Cost $27,136)		27,167
Total Investments in Securities (Cost $4,795,971)		5,078,169
	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short Asset Portfolio	11,095,069	110,352
PIMCO Short-Term Floating NAV Portfolio III	14,774	146
Total Short-Term Instruments (Cost $111,291)		110,498
Total Investments in Affiliates (Cost $111,291)		110,498
Total Investments 139.2% (Cost $4,907,262)		$5,188,667
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $(3,208))		(1,312)
Other Assets and Liabilities, net (39.2)%		(1,459,036)
Net Assets 100.0%		$3,728,319

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,749	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,788)	$1,749	$1,749
Total Repurchase Agreements						$(1,788)	$1,749	$1,749

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.590%	04/16/2019	07/16/2019	$(3,264)	$(3,282)
	2.750	06/28/2019	07/01/2019	(76,062)	(76,080)
BOS	2.390	06/12/2019	07/12/2019	(28,095)	(28,130)
	2.780	06/28/2019	07/01/2019	(26,790)	(26,796)
BSN	2.540	04/04/2019	07/02/2019	(131,173)	(131,987)
	2.540	06/21/2019	07/02/2019	(19,745)	(19,759)
	2.550	04/09/2019	07/09/2019	(182,049)	(183,119)
	2.560	04/11/2019	07/11/2019	(14,961)	(15,048)
CIB	2.590	04/15/2019	07/12/2019	(34,448)	(34,639)
DEU	2.570	06/18/2019	07/18/2019	(9,516)	(9,525)
GRE	2.560	05/17/2019	07/17/2019	(9,304)	(9,334)
IND	2.560	05/09/2019	08/07/2019	(3,395)	(3,408)
	2.590	06/14/2019	07/12/2019	(6,146)	(6,153)
	2.600	06/25/2019	07/25/2019	(11,459)	(11,464)
	2.620	05/30/2019	07/11/2019	(17,522)	(17,563)
	2.620	06/12/2019	07/12/2019	(72,133)	(72,232)
JPS	2.600	04/17/2019	07/16/2019	(32,434)	(32,609)
RCY	2.600	04/22/2019	07/22/2019	(4,619)	(4,642)
	2.600	05/08/2019	07/08/2019	(2,684)	(2,694)
	2.600	05/16/2019	07/08/2019	(6,409)	(6,431)
	2.610	06/27/2019	08/02/2019	(17,273)	(17,278)
SCX	2.580	05/15/2019	07/15/2019	(21,812)	(21,886)
	2.590	04/24/2019	07/24/2019	(1,724)	(1,733)
	2.600	04/17/2019	07/17/2019	(2,475)	(2,489)
	2.600	04/25/2019	07/09/2019	(2,620)	(2,632)
	2.600	05/15/2019	07/09/2019	(4,145)	(4,159)
Total Reverse Repurchase Agreements					$(745,072)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.650%	06/24/2019	08/05/2019	$(3,477)	$(3,478)
GSC	2.600	06/20/2019	07/05/2019	(7,035)	(7,041)
MSC	2.650	06/28/2019	07/01/2019	(1,866)	(1,866)
UBS	2.590	04/30/2019	07/09/2019	(39,410)	(39,586)
	2.600	04/17/2019	07/17/2019	(1,132)	(1,138)
	2.600	04/23/2019	07/24/2019	(5,846)	(5,876)
	2.600	04/23/2019	07/24/2019	(20,641)	(20,744)
	2.600	04/23/2019	07/24/2019	(21,360)	(21,467)
Total Sale-Buyback Transactions					$(101,196)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.8)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$21,000	$(21,187)	$(21,155)
Fannie Mae UMBS, TBA	3.500	07/01/2049	41,500	(42,375)	(42,418)
Fannie Mae UMBS, TBA	4.500	08/01/2049	2,600	(2,715)	(2,716)
Fannie Mae UMBS, TBA	6.000	07/01/2049	2,000	(2,170)	(2,190)
Total Short Sales (1.8)%				$(68,447)	$(68,479)

(h)	Securities with an aggregate market value of $857,619 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(651,598) at a weighted average interest rate of 2.556%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(115) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$109.750	08/23/2019	1,185	$2,370	$10	$1
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.000	08/23/2019	178	356	2	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.250	08/23/2019	525	1,050	4	1
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	111.000	08/23/2019	678	1,356	6	1
Call - CBOT U.S. Treasury 5-Year Note July 2019 Futures	128.500	08/23/2019	44	44	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	125.750	08/23/2019	413	413	4	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.500	08/23/2019	23	23	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.250	08/23/2019	6,684	6,684	57	7
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	129.000	08/23/2019	294	294	3	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	130.250	08/23/2019	126	126	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	180	180	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	2,052	2,052	18	2
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	140.000	08/23/2019	61	61	1	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	141.500	08/23/2019	468	468	4	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	143.000	08/23/2019	27	27	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.500	08/23/2019	38	38	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	115.000	08/23/2019	240	240	2	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	118.000	08/23/2019	53	53	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	103.000	08/23/2019	1,081	1,081	9	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	431	431	4	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	114.000	08/23/2019	7,458	7,458	64	7
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	125.000	08/23/2019	620	620	5	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	127.000	08/23/2019	460	460	4	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	128.000	08/23/2019	307	307	3	3
Total Purchased Options					$203	$26

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$124.500	07/26/2019	391	$391	$(140)	$(6)
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	126.500	07/26/2019	451	451	(112)	(63)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	391	391	(134)	(477)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	451	451	(105)	(120)
Total Written Options					$(491)	$(666)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	226	$28,921	$505	$7	$0
U.S. Treasury 30-Year Bond September Futures	09/2019	274	42,633	1,145	0	(34)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	11,550	2,050,847	70,404	0	(2,166)
				$72,054	$7	$(2,200)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	496	$(121,514)	$(156)	$13	$0
U.S. Treasury 2-Year Note September Futures	09/2019	2,331	(501,584)	(2,515)	91	0
U.S. Treasury 5-Year Note September Futures	09/2019	7,406	(875,065)	(11,989)	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2019	8,778	(1,212,461)	(32,744)	0	(274)
				$(47,404)	$104	$(274)
Total Futures Contracts				$24,650	$111	$(2,474)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Koninklijke KPN N.V.	(1.000)%	Quarterly	12/20/2023	1.021%	EUR	1,400	$5	$(4)	$1	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2023	1.838%	$200	$26	$1	$27	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$130,600	$(2,918)	$609	$(2,309)	$0	$(30)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		171,000	(3,621)	352	(3,269)	0	(31)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		60,000	(185)	(1,178)	(1,363)	0	(28)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	23,900	(627)	(64)	(691)	0	(31)
						$(7,351)	$(281)	$(7,632)	$0	$(120)
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019	$1,700	$(4)	$6	$2	$0	$0
Pay(6)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021	1,713,500	(739)	16,767	16,028	0	(564)
Receive(6)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	1,713,500	876	(18,162)	(17,286)	156	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	398,100	(438)	(9,955)	(10,393)	124	0
Pay	3-Month USD-LIBOR	2.740	Semi-Annual	12/05/2023	106,700	(507)	5,005	4,498	0	(83)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	17,200	257	(727)	(470)	29	0
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028	9,400	0	842	842	0	(14)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028		24,800	(68)	2,812	2,744	0	(38)
Receive(6)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		63,600	(323)	(3,561)	(3,884)	167	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		29,200	407	(2,025)	(1,618)	161	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		136,100	5,439	(10,489)	(5,050)	773	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,200	352	(932)	(580)	31	0
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		2,800	32	(242)	(210)	17	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		800	48	(184)	(136)	5	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		25,300	(3,738)	(609)	(4,347)	165	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	JPY	1,913,700	(58)	(1,603)	(1,661)	0	(35)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	29,700	0	(7)	(7)	7	0
							$1,536	$(23,064)	$(21,528)	$1,635	$(734)
Total Swap Agreements							$(5,784)	$(23,348)	$(29,132)	$1,636	$(854)

(j)	Securities with an aggregate market value of $40,396 and cash of $3,440 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	08/2019	JPY	150,000		$1,378	$0	$(18)
	08/2019	PEN	30,772		9,224	0	(110)
BRC	08/2019	AUD	2,234		1,555	0	(15)
CBK	07/2019	CAD	3,705		2,747	0	(82)
	07/2019		$2,866	COP	9,687,975	144	0
	07/2019		15,801	EUR	13,903	8	0
	08/2019	EUR	13,903		$15,841	0	(9)
	08/2019	GBP	17,652		22,436	2	(30)
	08/2019		$1,142	GBP	897	0	0
	09/2019	PEN	1,451		$434	0	(5)
GLM	07/2019	COP	9,687,975		3,041	30	0
	07/2019	EUR	13,903		15,515	0	(294)
	08/2019	MXN	42,330		2,154	0	(36)
	08/2019		$12,087	RUB	795,822	396	0
	08/2019		13,501	SEK	129,240	462	0
	10/2019		3,027	COP	9,687,975	0	(31)
HUS	08/2019	PEN	1,086		$325	0	(4)
	11/2019	TWD	264,318		8,443	0	(145)
JPM	07/2019	ZAR	15,832		1,087	0	(36)
	08/2019	GBP	11,691		15,295	417	0
	08/2019		$2,150	MXN	42,330	40	0
	09/2019		3,318	INR	234,437	47	0
	11/2019	TWD	192,045		$6,130	0	(109)
SCX	09/2019		$3,348	IDR	49,052,860	91	0
Total Forward Foreign Currency Contracts						$1,637	$(924)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520%	07/31/2019	16,900	$312	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	75,300	1,596	1

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	174,800	526	2,932
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	09/27/2019	80,000	1,750	0
							$4,184	$2,933
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.000	08/06/2019	52,000	$2	$0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	132.000	09/05/2019	48,800	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	73.000	08/06/2019	53,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	73.000	09/05/2019	256,000	10	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	74.500	07/08/2019	107,000	4	0
					$20	$0
Total Purchased Options					$4,204	$2,933
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000%	09/18/2019	5,500	$(6)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	12,700	(14)	(4)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	7,000	(8)	(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	34,000	(58)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	20,900	(24)	(6)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	18,400	(19)	(3)
						$(129)	$(16)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	39,000	$(351)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510%	05/11/2020	35,100	$(412)	$(1,805)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$99.766	09/05/2019	13,300	$(37)	$(38)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.766	09/05/2019	13,300	(27)	(25)
					$(64)	$(63)
Total Written Options					$(956)	$(1,884)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	0.902%	$200	$(18)	$19	$1	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	1,700	79	(327)	0	(248)
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.902	400	(34)	35	1	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	1,800	64	(327)	0	(263)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	3,100	177	(629)	0	(452)
	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.180	2,300	32	6	38	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731	6,800	(195)	241	46	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.902	500	(42)	43	1	0
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.902	8,630	(447)	470	23	0
Total Swap Agreements							$(384)	$(469)	$110	$(963)
(l)	Securities with an aggregate market value of $1,212 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,101	$1,101
Corporate Bonds & Notes
Banking & Finance	0	989,540	11,930	1,001,470
Industrials	0	1,051,127	0	1,051,127
Utilities	0	519,467	0	519,467
Municipal Bonds & Notes
California	0	34,983	0	34,983
Colorado	0	1,474	0	1,474
Delaware	0	575	0	575
Florida	0	3,778	0	3,778
Georgia	0	24,273	0	24,273
Illinois	0	15,029	0	15,029
Kansas	0	3,192	0	3,192
Mississippi	0	4,358	0	4,358
New Mexico	0	1,120	0	1,120
New York	0	14,285	0	14,285
Ohio	0	7,350	0	7,350
Pennsylvania	0	658	0	658
Texas	0	19,253	0	19,253
West Virginia	0	7,538	0	7,538
U.S. Government Agencies	0	1,042,180	1,675	1,043,855
U.S. Treasury Obligations	0	897,496	0	897,496
Non-Agency Mortgage-Backed Securities	0	212,316	0	212,316
Asset-Backed Securities	0	68,522	3,444	71,966
Sovereign Issues	0	88,534	0	88,534
Common Stocks
Financials	198	0	0	198
Convertible Preferred Securities
Banking & Finance	20,872	0	0	20,872
Preferred Securities
Utilities	4,734	0	0	4,734
Short-Term Instruments
Certificates of Deposit	0	16,831	0	16,831
Commercial Paper	0	8,587	0	8,587
Repurchase Agreements	0	1,749	0	1,749
	$25,804	$5,034,215	$18,150	$5,078,169
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$110,498	$0	$0	$110,498
Total Investments	$136,302	$5,034,215	$18,150	$5,188,667
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(68,479)	$0	$(68,479)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	111	1,662	0	1,773
Over the counter	0	4,680	0	4,680

	$111	$6,342	$0	$6,453
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,474)	(1,520)	0	(3,994)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Over the counter	0	(3,771)	0	(3,771)
	$(2,474)	$(5,291)	$0	$(7,765)
Total Financial Derivative Instruments	$(2,363)	$1,051	$0	$(1,312)
Totals	$133,939	$4,966,787	$18,150	$5,118,876

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.1% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.4%

AECOM Technology Corp. 4.152% (LIBOR03M + 1.750%) due 03/13/2025 ~		$904	$902
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		4,800	4,793
Aramark Services, Inc. 4.080% (LIBOR03M + 1.750%) due 03/11/2025 ~		466	466
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)		8,673	8,780
Brand Energy & Infrastructure Services, Inc. 6.842% (LIBOR03M + 4.250%) due 06/21/2024 ~		2,940	2,858
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~		4,630	4,550
Citadel Securities LP
TBD% due 02/27/2026 «		1,100	1,103
5.902% (LIBOR03M + 3.500%) due 02/22/2026 «~		2,200	2,205
CommScope, Inc. 5.652% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,700	1,700
CSC Holdings LLC 4.894% (LIBOR03M + 2.500%) due 01/25/2026 ~		1,683	1,666
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~		299	298
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~		7,500	7,503
Delta Air Lines, Inc. 4.501% (LIBOR03M + 1.900%) due 09/30/2019 ~(i)		7,046	7,058
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~		3,781	3,584
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,791	1,559
EW Scripps Co. 5.152% (LIBOR03M + 2.750%) due 05/01/2026 ~		898	897
Intelsat Jackson Holdings S.A. 6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~		1,200	1,188
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~		28,257	28,094
Level 3 Financing, Inc. 4.652% (LIBOR03M + 2.250%) due 02/22/2024 ~		500	497
MGM Resorts International 4.402% (LIBOR03M + 2.000%) due 12/21/2023 «~		800	797
MH Sub LLC 6.152% (LIBOR03M + 3.750%) due 09/13/2024 ~		4,642	4,571
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		2,893	2,820
Nielsen Finance LLC 4.412% (LIBOR03M + 2.000%) due 10/04/2023 ~		390	387
Norwegian Air Shuttle
4.311% (LIBOR03M + 2.000%) due 06/24/2026 «~(i)		13,092	12,536
6.811% (LIBOR03M + 4.500%) due 06/24/2021 «~(i)		5,916	5,843
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,595	1,758
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		$2,100	2,099
PG&E Corp. 1.125% due 12/31/2020 «µ		700	700
SS&C Technologies Holdings Europe SARL 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		909	907
SS&C Technologies, Inc. 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		1,326	1,322
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		5,000	4,987
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,700	6,708
TEX Operations Co. LLC 4.402% (LIBOR03M + 2.000%) due 08/04/2023 ~		4,444	4,437
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		5,600	5,594
Traverse Midstream Partners LLC 6.590% (LIBOR03M + 4.000%) due 09/27/2024 ~		360	357
U.S. Foods, Inc. 4.402% (LIBOR03M + 2.000%) due 06/27/2023 ~		496	494
Unitymedia Finance LLC 4.644% (LIBOR03M + 2.250%) due 01/15/2026 ~		1,500	1,497

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Westmoreland Coal Co. (Cash 12.500% and PIK 15.000%) 27.500% - 15.000% (LIBOR03M + 12.500%) due 03/15/2029 «~(c)		1,944	1,604
Westmoreland Mining Holdings LLC 10.660% (LIBOR03M + 8.250%) due 03/15/2022 «~		882	891
WR Grace & Co. 4.080% (LIBOR03M + 1.750%) due 04/03/2025 ~		695	694
Total Loan Participations and Assignments (Cost $143,501)			140,704

CORPORATE BONDS & NOTES 73.6%

BANKING & FINANCE 26.4%

Air Lease Corp.
4.250% due 02/01/2024		290	306
4.625% due 10/01/2028		600	641
Alexandria Real Estate Equities, Inc.
4.700% due 07/01/2030		700	790
4.850% due 04/15/2049		700	803
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,598
Ally Financial, Inc. 8.000% due 11/01/2031		4,300	5,695
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	7,817
American Homes 4 Rent LP
4.250% due 02/15/2028		1,800	1,866
4.900% due 02/15/2029		300	327
American International Group, Inc.
4.375% due 01/15/2055		13,200	13,292
5.750% due 04/01/2048 •		600	618
American Tower Corp.
3.125% due 01/15/2027		6,300	6,253
3.375% due 10/15/2026		3,500	3,562
3.800% due 08/15/2029		9,000	9,296
Arch Capital Finance LLC 5.031% due 12/15/2046		500	597
AvalonBay Communities, Inc. 3.900% due 10/15/2046		7,100	7,458
Aviation Capital Group LLC 4.875% due 10/01/2025		4,500	4,859
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,600	1,683
5.000% due 04/20/2048		4,100	4,232
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,082
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	800	943
6.750% due 02/18/2020 •(g)(h)		12,200	14,281
8.875% due 04/14/2021 •(g)(h)		3,000	3,808
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)(h)		$1,200	1,214
Banco Santander S.A.
5.250% due 09/29/2023 •(g)	EUR	2,000	2,318
6.250% due 09/11/2021 •(g)(h)		9,700	11,623
Bank of America Corp.
3.593% due 07/21/2028 •		$7,200	7,510
5.125% due 06/20/2024 •(g)		6,200	6,246
5.875% due 03/15/2028 •(g)		5,500	5,746
7.750% due 05/14/2038		7,700	11,368
Bank of America N.A. 6.000% due 10/15/2036		1,200	1,585
Barclays Bank PLC 7.625% due 11/21/2022 (h)		200	219
Barclays PLC
3.650% due 03/16/2025		4,400	4,432
4.375% due 01/12/2026		5,000	5,185
5.250% due 08/17/2045		2,900	3,156
7.125% due 06/15/2025 •(g)(h)	GBP	5,300	7,042
7.875% due 09/15/2022 •(g)(h)		800	1,078
8.000% due 12/15/2020 •(g)(h)	EUR	10,000	12,323
8.000% due 06/15/2024 •(g)(h)		$5,700	5,982
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		2,400	2,685
BGC Partners, Inc. 5.375% due 07/24/2023		3,300	3,458
BNP Paribas S.A.
6.625% due 03/25/2024 •(g)		2,500	2,605
7.000% due 08/16/2028 •(g)(h)		3,100	3,312
Brighthouse Financial, Inc. 4.700% due 06/22/2047		6,200	5,185
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,254
Brookfield Finance, Inc.
4.700% due 09/20/2047		5,000	5,229
4.850% due 03/29/2029		1,100	1,204

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,500	1,551
Cantor Fitzgerald LP 7.875% due 10/15/2019		6,030	6,108
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	3,368
CBL & Associates LP 5.950% due 12/15/2026		700	483
Charles Schwab Corp. 5.000% due 12/01/2027 •(g)		2,500	2,491
China Evergrande Group
6.250% due 06/28/2021		3,200	3,078
7.000% due 03/23/2020		6,000	6,067
Citigroup, Inc.
3.200% due 10/21/2026		11,200	11,438
3.400% due 05/01/2026		1,000	1,036
4.750% due 05/18/2046		11,800	13,390
5.950% due 05/15/2025 •(g)		7,000	7,321
6.300% due 05/15/2024 •(g)		2,550	2,651
8.125% due 07/15/2039		2,900	4,641
CME Group, Inc. 4.150% due 06/15/2048		1,800	2,019
CNA Financial Corp. 3.900% due 05/01/2029		2,500	2,630
CoBank ACB 6.250% due 10/01/2026 •(g)		3,700	3,899
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	7,300	8,653
6.625% due 06/29/2021 •(g)(h)		4,600	5,802
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		$3,000	3,050
7.500% due 03/09/2020		5,500	5,607
Credit Agricole S.A. 7.500% due 06/23/2026 •(g)(h)	GBP	400	578
Credit Suisse AG 6.500% due 08/08/2023 (h)		$7,675	8,467
Credit Suisse Group AG
3.869% due 01/12/2029 •		750	773
4.282% due 01/09/2028		1,450	1,531
6.250% due 12/18/2024 •(g)(h)		2,000	2,089
7.250% due 09/12/2025 •(g)(h)		18,200	19,581
Crown Castle International Corp.
4.000% due 03/01/2027		200	210
4.750% due 05/15/2047		2,400	2,588
5.200% due 02/15/2049		8,100	9,321
CubeSmart LP 4.375% due 02/15/2029		1,900	2,028
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 •(g)		8,250	8,252
Deutsche Bank AG 4.250% due 10/14/2021		7,300	7,398
Digital Realty Trust LP
3.600% due 07/01/2029		5,000	5,067
4.450% due 07/15/2028		3,400	3,690
Discover Bank 3.450% due 07/27/2026		2,000	2,036
Discover Financial Services 5.500% due 10/30/2027 •(g)		3,000	2,915
Doctors Co. 6.500% due 10/15/2023		10,150	10,952
E*TRADE Financial Corp.
3.800% due 08/24/2027		1,400	1,410
4.500% due 06/20/2028		800	842
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	8,567	9,437
EPR Properties
4.500% due 06/01/2027		$1,567	1,635
4.950% due 04/15/2028		100	108
ERP Operating LP
4.500% due 07/01/2044		3,040	3,476
4.500% due 06/01/2045		1,200	1,377
Essex Portfolio LP 3.375% due 04/15/2026		5,600	5,726
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		2,500	2,637
Farmers Exchange Capital 5.454% due 10/15/2054 •		10,200	11,032
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	6,741
Fidelity National Financial, Inc. 5.500% due 09/01/2022		12,425	13,448
First American Financial Corp. 4.300% due 02/01/2023		900	932
First Republic Bank 4.625% due 02/13/2047		2,000	2,154

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Flagstar Bancorp, Inc. 6.125% due 07/15/2021		6,100	6,435
FMR LLC 6.450% due 11/15/2039		4,500	6,085
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		800	794
3.336% due 03/18/2021		2,500	2,511
3.408% due 04/05/2021 ~		3,890	3,840
3.600% (US0003M + 1.270%) due 03/28/2022 ~		1,100	1,083
5.584% due 03/18/2024		8,100	8,682
5.596% due 01/07/2022		200	212
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,400	1,446
6.750% due 03/15/2022		3,300	3,436
Freedom Mortgage Corp. 8.250% due 04/15/2025		4,100	3,547
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	5,000
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		24,415	24,117
GLP Capital LP 5.300% due 01/15/2029		3,600	3,893
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,474
4.017% due 10/31/2038 •		23,500	24,237
4.223% due 05/01/2029 •		2,700	2,896
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,732
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,744
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		3,903	4,410
Harborwalk Funding Trust 5.077% due 02/15/2069 •		2,500	2,864
Hartford Financial Services Group, Inc. 4.643% (US0003M + 2.125%) due 02/12/2067 ~		2,900	2,469
High Street Funding Trust 4.682% due 02/15/2048		700	762
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	2,009
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)	GBP	400	657
HSBC Holdings PLC
3.600% due 05/25/2023		$3,000	3,122
3.803% due 03/11/2025 •		3,500	3,647
3.973% due 05/22/2030 •		15,000	15,663
4.041% due 03/13/2028 •		5,600	5,885
4.583% due 06/19/2029 •		1,900	2,076
5.250% due 09/16/2022 •(g)(h)	EUR	8,800	10,809
6.000% due 09/29/2023 •(g)(h)		1,055	1,387
6.500% due 09/15/2037		$100	131
6.800% due 06/01/2038		220	297
7.625% due 05/17/2032		1,800	2,500
Intercontinental Exchange, Inc.
3.100% due 09/15/2027		600	616
4.250% due 09/21/2048		1,100	1,231
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)	EUR	600	770
JPMorgan Chase & Co.
3.480% (US0003M + 0.900%) due 04/25/2023 ~		$3,000	3,015
3.482% due 07/23/2024 ~		2,500	2,509
3.702% due 05/06/2030 •		5,000	5,274
3.897% due 01/23/2049 •		16,000	16,796
6.053% (US0003M + 3.470%) due 07/30/2019 ~(g)		10,759	10,752
6.100% due 10/01/2024 •(g)		8,823	9,512
6.125% due 04/30/2024 •(g)		6,877	7,347
8.750% due 09/01/2030		275	393
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		700	718
Kimco Realty Corp. 4.450% due 09/01/2047		2,000	2,093
Lazard Group LLC 4.375% due 03/11/2029		300	317
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,526
Liberty Mutual Group, Inc. 6.500% due 05/01/2042		900	1,194
Life Storage LP 4.000% due 06/15/2029		6,500	6,690
Lincoln National Corp. 4.350% due 03/01/2048		3,000	3,185
Lloyds Bank PLC 7.500% due 04/02/2032 þ		4,600	3,673
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,000	4,001
4.550% due 08/16/2028		5,600	6,045

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

7.875% due 06/27/2029 •(g)(h)	GBP	500	722
Manulife Financial Corp. 5.375% due 03/04/2046		$7,300	8,992
Markel Corp. 5.000% due 05/20/2049		1,200	1,308
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047		200	217
4.900% due 03/15/2049		400	478
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		1,000	1,169
8.875% due 06/01/2039		1,805	2,962
MetLife Capital Trust 7.875% due 12/15/2067		11,950	15,076
Metropolitan Life Global Funding 2.400% due 06/17/2022		4,600	4,626
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		1,900	2,050
Mitsubishi UFJ Financial Group, Inc. 4.153% due 03/07/2039		2,200	2,414
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		200	204
Morgan Stanley 4.000% due 07/23/2025		15,000	16,070
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	4,091
Navient Corp. 6.150% due 03/10/2021		400	391
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	422
4.875% due 04/15/2045		1,700	1,628
New York Life Insurance Co. 4.450% due 05/15/2069		4,700	5,181
Nissan Motor Acceptance Corp. 3.875% due 09/21/2023		5,400	5,604
Nordea Bank Abp 6.625% due 03/26/2026 •(g)		2,200	2,323
Northwestern Mutual Life Insurance Co. 6.063% due 03/30/2040		7,000	9,350
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	606
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,767
ORIX Corp. 4.050% due 01/16/2024		3,500	3,714
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	23,607
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	2,954
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,383
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,916
Pine Street Trust 5.568% due 02/15/2049		3,800	4,111
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		7,000	7,229
Progressive Corp. 4.125% due 04/15/2047		500	556
Quicken Loans, Inc. 5.250% due 01/15/2028		2,500	2,497
RBS Capital Trust 6.425% due 01/03/2034 •(g)		1,400	1,789
Regency Centers LP
4.400% due 02/01/2047		1,100	1,189
4.650% due 03/15/2049		500	559
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,850
4.269% due 03/22/2025 •		2,100	2,172
4.445% due 05/08/2030 •		3,900	4,049
4.892% due 05/18/2029 •		2,700	2,884
5.076% due 01/27/2030 •		4,100	4,448
7.500% due 08/10/2020 •(g)(h)		2,600	2,672
7.648% due 09/30/2031 •(g)		700	915
8.625% due 08/15/2021 •(g)(h)		200	216
Sabra Health Care LP 4.800% due 06/01/2024		1,300	1,342
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		3,000	3,188
6.750% due 06/24/2024 •(g)(h)	GBP	700	930
7.375% due 06/24/2022 •(g)(h)		600	811
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$11,985	12,745
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,869
SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,940

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Societe Generale S.A.
6.750% due 04/06/2028 •(g)(h)		400	397
7.375% due 10/04/2023 •(g)(h)		4,800	4,995
Spirit Realty LP 4.450% due 09/15/2026		2,000	2,095
Standard Chartered PLC 4.305% due 05/21/2030 •		2,000	2,075
State Street Corp. 5.625% due 12/15/2023 •(g)		2,000	2,029
Stearns Holdings LLC 9.375% due 08/15/2020		2,502	2,389
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	5,195	7,245
Sunac China Holdings Ltd.
7.350% due 07/19/2021		$300	308
8.375% due 01/15/2021		5,300	5,489
8.625% due 07/27/2020		1,900	1,959
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,791
4.375% due 09/15/2054 •		4,000	4,223
6.850% due 12/16/2039		371	526
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	768	1,247
5.661% due 10/13/2041		49	81
5.744% due 04/13/2040		97	161
7.623% due 07/13/2039		3,241	6,057
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	1,110
Trust F
6.390% due 01/15/2050		1,900	1,952
6.950% due 01/30/2044		5,300	5,947
U.S. Bancorp 5.300% due 04/15/2027 •(g)		3,600	3,738
UBS AG 7.625% due 08/17/2022 (h)		13,050	14,641
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		6,600	7,045
7.000% due 02/19/2025 •(g)(h)		3,600	3,951
UDR, Inc.
4.000% due 10/01/2025		600	638
4.400% due 01/26/2029		700	765
UniCredit SpA
6.572% due 01/14/2022		2,600	2,764
6.625% due 06/03/2023 •(g)	EUR	2,200	2,497
Unum Group 4.000% due 06/15/2029		$800	821
Ventas Realty LP 4.875% due 04/15/2049		500	552
VEREIT Operating Partnership LP
3.950% due 08/15/2027		1,100	1,134
4.875% due 06/01/2026		300	325
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	457
5.700% due 07/15/2043		630	777
Wachovia Capital Trust 5.570% due 07/29/2019 •(g)		1,180	1,182
Washington Prime Group LP 5.950% due 08/15/2024 (k)		6,250	5,945
WEA Finance LLC 3.750% due 09/17/2024		1,400	1,465
Wells Fargo & Co.
3.196% due 06/17/2027 •		5,000	5,099
3.550% due 09/29/2025		7,400	7,727
4.150% due 01/24/2029		8,600	9,372
5.375% due 02/07/2035		1,600	1,975
5.375% due 11/02/2043		3,100	3,752
5.900% due 06/15/2024 •(g)		3,000	3,141
6.180% (US0003M + 3.770%) due 09/15/2019 ~(g)		6,033	6,073
Wells Fargo Bank N.A. 6.600% due 01/15/2038		3,700	5,147
Welltower, Inc.
4.950% due 09/01/2048		5,000	5,581
5.125% due 03/15/2043		2,300	2,536
6.500% due 03/15/2041		900	1,150
Weyerhaeuser Co.
4.000% due 11/15/2029		7,900	8,409
6.950% due 10/01/2027		16,922	21,216
7.950% due 03/15/2025		200	243
XLIT Ltd. 5.500% due 03/31/2045		2,000	2,359
			1,084,728

INDUSTRIALS 34.8%

AbbVie, Inc.
4.400% due 11/06/2042		2,100	2,082

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.450% due 05/14/2046	7,000	6,879
4.700% due 05/14/2045	11,100	11,355
4.875% due 11/14/2048	2,400	2,529
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047	1,400	1,541
Activision Blizzard, Inc.
3.400% due 09/15/2026	7,000	7,103
4.500% due 06/15/2047	5,890	6,104
Alimentation Couche-Tard, Inc. 4.500% due 07/26/2047	1,400	1,410
Allergan Funding SCS
4.550% due 03/15/2035	4,700	4,749
4.750% due 03/15/2045	3,000	3,083
4.850% due 06/15/2044	3,300	3,429
Altria Group, Inc.
3.875% due 09/16/2046	3,200	2,845
5.800% due 02/14/2039	4,100	4,611
Amazon.com, Inc. 3.875% due 08/22/2037	1,800	1,987
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,543	2,571
3.375% due 11/01/2028	4,014	4,091
4.000% due 01/15/2027	481	502
Amgen, Inc.
4.563% due 06/15/2048	2,500	2,717
4.663% due 06/15/2051	14,953	16,385
Anadarko Holding Co. 7.150% due 05/15/2028	1,722	2,057
Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,100	1,353
6.600% due 03/15/2046	300	390
7.000% due 11/15/2027	600	695
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	11,014
4.900% due 02/01/2046	28,700	31,948
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	4,310
4.600% due 04/15/2048	1,000	1,076
4.750% due 04/15/2058	6,500	6,876
4.900% due 01/23/2031	1,000	1,157
4.950% due 01/15/2042	5,600	6,235
5.450% due 01/23/2039	4,900	5,831
5.550% due 01/23/2049	500	611
5.800% due 01/23/2059	13,700	17,175
Anthem, Inc.
4.375% due 12/01/2047	5,600	5,969
4.550% due 03/01/2048	1,900	2,081
4.650% due 01/15/2043	1,400	1,528
5.100% due 01/15/2044	500	575
AP Moller - Maersk A/S 3.875% due 09/28/2025	2,425	2,441
Apache Corp. 5.250% due 02/01/2042	2,300	2,355
Apple, Inc.
3.750% due 09/12/2047	1,600	1,677
4.250% due 02/09/2047	14,200	15,936
Aptiv PLC 5.400% due 03/15/2049	2,800	2,954
Bacardi Ltd.
5.150% due 05/15/2038	4,100	4,252
5.300% due 05/15/2048	3,600	3,791
Baker Hughes a GE Co. LLC 4.080% due 12/15/2047	500	485
BAT Capital Corp.
4.390% due 08/15/2037	3,700	3,523
4.540% due 08/15/2047	9,700	9,003
Bausch Health Cos., Inc.
5.500% due 11/01/2025	300	314
7.250% due 05/30/2029	2,500	2,606
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,700	1,793
4.625% due 06/25/2038	1,800	1,838
4.875% due 06/25/2048	3,400	3,493
Berry Global, Inc. 4.500% due 02/15/2026	700	692
Biogen, Inc. 5.200% due 09/15/2045	1,000	1,124
Bombardier, Inc.
6.125% due 01/15/2023	600	610
7.500% due 12/01/2024	100	102
Boston Scientific Corp.
4.700% due 03/01/2049	4,600	5,281
7.000% due 11/15/2035	1,500	2,006
Braskem America Finance Co. 7.125% due 07/22/2041	6,200	7,339

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Braskem Netherlands Finance BV 4.500% due 01/10/2028	1,900	1,929
Bristol-Myers Squibb Co.
4.125% due 06/15/2039	900	977
4.250% due 10/26/2049	6,900	7,606
Broadcom Corp.
3.625% due 01/15/2024	7,900	7,986
3.875% due 01/15/2027	8,500	8,341
Broadcom, Inc. 4.750% due 04/15/2029	3,300	3,385
Caesars Resort Collection LLC 5.250% due 10/15/2025	3,200	3,208
Campbell Soup Co. 3.950% due 03/15/2025	1,200	1,248
Canadian Pacific Railway Co. 6.125% due 09/15/2115	11,470	15,713
CBS Corp. 4.900% due 08/15/2044	5,700	6,061
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	490	511
Celgene Corp.
4.350% due 11/15/2047	1,800	1,988
4.550% due 02/20/2048	400	459
4.625% due 05/15/2044	300	342
5.000% due 08/15/2045	2,500	2,968
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	1,500	1,612
Cenovus Energy, Inc.
5.250% due 06/15/2037	3,740	3,918
5.400% due 06/15/2047	1,175	1,273
6.750% due 11/15/2039	6,200	7,344
Charter Communications Operating LLC
5.125% due 07/01/2049 (b)	7,000	7,121
5.375% due 05/01/2047	10,100	10,644
5.750% due 04/01/2048	7,900	8,746
6.834% due 10/23/2055	12,555	14,918
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,439
4.375% due 06/01/2024	200	212
Citrix Systems, Inc. 4.500% due 12/01/2027	1,000	1,035
Comcast Corp.
3.400% due 07/15/2046	5,500	5,276
3.969% due 11/01/2047	6,517	6,860
4.000% due 08/15/2047	9,400	9,949
4.750% due 03/01/2044	1,300	1,517
4.950% due 10/15/2058	15,000	18,308
Community Health Systems, Inc.
5.125% due 08/01/2021	1,200	1,177
6.250% due 03/31/2023	1,000	966
8.000% due 03/15/2026	1,600	1,542
8.625% due 01/15/2024	6,400	6,436
Conagra Brands, Inc.
5.300% due 11/01/2038	7,500	8,160
5.400% due 11/01/2048	4,055	4,452
Concho Resources, Inc.
4.850% due 08/15/2048	1,000	1,125
4.875% due 10/01/2047	1,100	1,232
Constellation Brands, Inc.
4.100% due 02/15/2048	2,000	1,989
4.500% due 05/09/2047	1,200	1,252
5.250% due 11/15/2048	400	463
Continental Resources, Inc. 4.900% due 06/01/2044	3,500	3,681
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	1,064
4.500% due 08/01/2047	5,100	5,519
Cox Communications, Inc.
4.600% due 08/15/2047	1,500	1,520
4.800% due 02/01/2035	4,800	4,867
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,763
CSN Resources S.A. 7.625% due 04/17/2026	2,500	2,658
CVS Health Corp.
4.780% due 03/25/2038	400	418
5.050% due 03/25/2048	19,700	20,984
CVS Pass-Through Trust
4.704% due 01/10/2036	1,596	1,697
7.507% due 01/10/2032	13,789	16,658
8.353% due 07/10/2031	299	376
Dell International LLC
4.000% due 07/15/2024	1,300	1,334
4.900% due 10/01/2026	3,400	3,548
5.450% due 06/15/2023	1,500	1,618
6.020% due 06/15/2026	6,500	7,174

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

8.100% due 07/15/2036	17,000	20,877
Deutsche Telekom International Finance BV 4.750% due 06/21/2038	9,000	9,834
Devon Energy Corp. 5.850% due 12/15/2025	2,655	3,163
Diamond Resorts International, Inc. 7.750% due 09/01/2023	2,000	2,067
Discovery Communications LLC
5.200% due 09/20/2047	5,000	5,280
5.300% due 05/15/2049	1,600	1,722
DP World PLC 6.850% due 07/02/2037	4,010	5,048
eBay, Inc. 4.000% due 07/15/2042	2,500	2,341
Ecopetrol S.A. 7.375% due 09/18/2043	3,750	4,823
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	9,300	12,502
Enbridge, Inc. 4.500% due 06/10/2044	271	287
Encana Corp.
6.625% due 08/15/2037	300	372
7.200% due 11/01/2031	4,700	5,997
Endo Dac 6.000% due 07/15/2023	1,105	801
Energy Transfer Operating LP
5.150% due 03/15/2045	3,500	3,561
6.125% due 12/15/2045	4,725	5,417
6.500% due 02/01/2042	6,400	7,572
7.500% due 07/01/2038	14,004	17,817
EnLink Midstream Partners LP 5.450% due 06/01/2047	1,200	1,032
Entergy Louisiana LLC 4.200% due 04/01/2050	4,200	4,677
Enterprise Products Operating LLC
4.200% due 01/31/2050 (b)	3,000	3,095
4.450% due 02/15/2043	18,697	19,542
4.850% due 03/15/2044	13,179	14,592
4.875% due 08/16/2077 •	3,900	3,680
4.950% due 10/15/2054	830	907
5.250% due 08/16/2077 •	2,900	2,776
5.375% due 02/15/2078 •	3,800	3,540
5.950% due 02/01/2041	2,400	2,945
ERAC USA Finance LLC 3.300% due 12/01/2026	100	101
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)	2,500	2,555
FedEx Corp. 4.950% due 10/17/2048	6,900	7,538
Fiserv, Inc. 4.400% due 07/01/2049	6,300	6,623
Flex Ltd. 4.875% due 06/15/2029	2,000	2,041
Fox Corp. 5.576% due 01/25/2049	11,600	14,160
GATX Corp. 4.500% due 03/30/2045	1,038	1,043
General Electric Co.
5.000% due 01/21/2021 •(g)	21,900	21,041
6.875% due 01/10/2039	500	630
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,202
Georgia-Pacific LLC 8.875% due 05/15/2031	300	463
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	3,640
Halliburton Co.
5.000% due 11/15/2045	4,600	5,021
7.450% due 09/15/2039	2,800	3,851
HCA, Inc.
5.125% due 06/15/2039	2,400	2,501
5.250% due 06/15/2049	6,000	6,262
5.500% due 06/15/2047	5,000	5,344
Heineken NV 4.350% due 03/29/2047	3,000	3,239
Hess Corp. 7.300% due 08/15/2031	1,974	2,424
Humana, Inc. 4.800% due 03/15/2047	1,600	1,745
Huntsman International LLC 4.500% due 05/01/2029	3,600	3,717
IHS Markit Ltd. 4.250% due 05/01/2029	2,000	2,110
International Business Machines Corp. 4.250% due 05/15/2049	800	860

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

International Flavors & Fragrances, Inc.
4.375% due 06/01/2047		800	813
5.000% due 09/26/2048		7,100	7,889
International Paper Co. 5.150% due 05/15/2046		1,000	1,070
Interpublic Group of Cos., Inc. 5.400% due 10/01/2048		1,000	1,113
JB Hunt Transport Services, Inc. 3.875% due 03/01/2026		1,000	1,047
Jeld-Wen, Inc. 4.625% due 12/15/2025		1,300	1,279
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	560
Kansas City Southern
3.125% due 06/01/2026		4,000	3,924
4.300% due 05/15/2043		700	726
4.700% due 05/01/2048		7,000	7,845
4.950% due 08/15/2045		3,400	3,744
Keurig Dr Pepper, Inc. 4.597% due 05/25/2028		3,300	3,617
Kinder Morgan Energy Partners LP 7.400% due 03/15/2031		100	129
Kinder Morgan, Inc.
6.950% due 06/01/2028		3,795	4,432
7.420% due 02/15/2037		2,980	3,638
8.050% due 10/15/2030		3,825	4,996
Kraft Heinz Foods Co.
4.875% due 02/15/2025		5,000	5,157
5.000% due 07/15/2035		1,600	1,680
5.200% due 07/15/2045		13,726	14,402
6.875% due 01/26/2039		3,500	4,233
7.125% due 08/01/2039		5,100	6,278
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046		2,521	2,496
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		487	494
Lockheed Martin Corp. 4.090% due 09/15/2052		100	111
Lowe's Cos., Inc. 4.050% due 05/03/2047		2,000	1,985
Magellan Midstream Partners LP 4.850% due 02/01/2049		1,900	2,124
Marathon Oil Corp.
5.200% due 06/01/2045		800	891
6.600% due 10/01/2037		500	618
Masco Corp. 4.500% due 05/15/2047		6,000	5,682
McDonald's Corp.
3.625% due 05/01/2043		4,025	3,876
4.450% due 03/01/2047		1,400	1,536
Medtronic, Inc. 4.375% due 03/15/2035		1,077	1,241
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		11,080	11,028
Metinvest BV 7.750% due 04/23/2023		2,000	2,073
MGM China Holdings Ltd. 5.875% due 05/15/2026		1,900	1,955
Micron Technology, Inc.
5.327% due 02/06/2029		2,500	2,648
5.500% due 02/01/2025		2,300	2,378
Microsoft Corp.
3.450% due 08/08/2036		2,000	2,118
4.100% due 02/06/2037		8,800	10,050
4.450% due 11/03/2045		3,500	4,198
4.750% due 11/03/2055		4,000	5,078
Moody's Corp. 3.250% due 01/15/2028		1,800	1,826
Motorola Solutions, Inc. 5.500% due 09/01/2044		1,400	1,419
MPLX LP 4.900% due 04/15/2058		1,900	1,928
Mylan NV
3.950% due 06/15/2026		5,667	5,474
5.250% due 06/15/2046		7,700	7,210
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (g)		11,000	11,268
NBCUniversal Media LLC 5.950% due 04/01/2041		2,400	3,154
Nestle Holdings, Inc.
3.900% due 09/24/2038		800	876
4.000% due 09/24/2048		800	887
Netflix, Inc.
3.875% due 11/15/2029	EUR	900	1,111
5.375% due 11/15/2029		$2,200	2,342

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,225	3,595
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	5,009
5.100% due 08/01/2118	5,090	5,774
Northern Natural Gas Co. 4.300% due 01/15/2049	10,000	10,866
NXP BV
4.300% due 06/18/2029	6,500	6,709
5.550% due 12/01/2028	600	674
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (e)(g)	1,253	14
ONEOK Partners LP 6.125% due 02/01/2041	7,090	8,357
Oracle Corp. 3.850% due 07/15/2036	9,900	10,510
Owens Corning
3.400% due 08/15/2026	1,300	1,267
4.300% due 07/15/2047	7,222	6,120
4.400% due 01/30/2048	1,300	1,104
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	6,600	6,744
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023	6,300	6,533
Petroleos Mexicanos
5.500% due 06/27/2044	1,950	1,566
5.625% due 01/23/2046	1,650	1,337
6.350% due 02/12/2048	42,189	36,377
6.375% due 01/23/2045	5,200	4,491
Pfizer, Inc.
5.600% due 09/15/2040	3,000	3,899
7.200% due 03/15/2039	5,224	7,956
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,579
4.250% due 11/10/2044	5,000	5,245
6.375% due 05/16/2038	10,600	14,035
Pioneer Natural Resources Co. 7.200% due 01/15/2028	17,016	21,518
QVC, Inc.
4.450% due 02/15/2025	4,615	4,649
5.450% due 08/15/2034	900	887
5.950% due 03/15/2043	3,365	3,230
Reynolds American, Inc.
5.850% due 08/15/2045	1,500	1,618
6.150% due 09/15/2043	500	545
7.250% due 06/15/2037	660	825
Rockies Express Pipeline LLC 4.950% due 07/15/2029	6,000	6,220
Rockwell Collins, Inc.
3.500% due 03/15/2027	1,200	1,253
4.350% due 04/15/2047	700	765
Sabine Pass Liquefaction LLC 5.875% due 06/30/2026	1,300	1,486
Sands China Ltd.
5.125% due 08/08/2025	2,000	2,149
5.400% due 08/08/2028	1,300	1,414
SASOL Financing USA LLC 6.500% due 09/27/2028	2,700	3,032
Siemens Financieringsmaatschappij NV 4.200% due 03/16/2047	1,000	1,099
Southern Co. 4.250% due 07/01/2036	3,640	3,763
Southern Natural Gas Co. LLC 7.350% due 02/15/2031	1,400	1,783
Spectra Energy Partners LP 4.500% due 03/15/2045	1,675	1,770
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	9,400	9,866
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	239	251
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	4,300	4,440
Standard Industries, Inc.
4.750% due 01/15/2028	700	696
5.000% due 02/15/2027	2,500	2,537
Starbucks Corp. 4.450% due 08/15/2049	2,000	2,191
Stryker Corp. 4.625% due 03/15/2046	11,900	13,552
Studio City Finance Ltd. 7.250% due 02/11/2024	4,700	4,902
Suzano Austria GmbH
6.000% due 01/15/2029	1,400	1,529
7.000% due 03/16/2047	6,340	7,228
Syngenta Finance NV 5.676% due 04/24/2048	4,300	4,276

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Takeda Pharmaceutical Co. Ltd. 5.000% due 11/26/2028		3,400	3,853
Telefonica Emisiones S.A.
4.895% due 03/06/2048		7,000	7,438
5.213% due 03/08/2047		1,900	2,096
5.520% due 03/01/2049		5,400	6,256
Tencent Holdings Ltd.
3.925% due 01/19/2038		400	403
3.975% due 04/11/2029		1,600	1,673
4.525% due 04/11/2049		600	661
Tennessee Gas Pipeline Co. LLC 8.375% due 06/15/2032		1,275	1,728
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		4,000	3,810
Texas Eastern Transmission LP
4.150% due 01/15/2048		7,000	7,146
7.000% due 07/15/2032		1,000	1,309
Thermo Fisher Scientific, Inc. 5.300% due 02/01/2044		900	1,093
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,167
5.500% due 09/01/2041		$3,225	3,385
5.875% due 11/15/2040		2,641	2,860
6.550% due 05/01/2037		1,400	1,619
6.750% due 06/15/2039		4,859	5,641
7.300% due 07/01/2038		6,900	8,379
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		9,340	10,438
5.100% due 03/15/2049		4,000	4,636
7.625% due 01/15/2039		1,900	2,741
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,400	4,671
7.850% due 02/01/2026		3,400	4,342
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,323	1,351
Transocean, Inc.
7.250% due 11/01/2025		600	571
9.000% due 07/15/2023		2,100	2,244
TTX Co. 4.600% due 02/01/2049		1,800	2,060
Tyson Foods, Inc.
4.550% due 06/02/2047		200	209
4.875% due 08/15/2034		2,700	3,081
U.S. Airways Pass-Through Trust 8.000% due 04/01/2021		644	650
Union Pacific Corp. 4.300% due 03/01/2049		3,300	3,656
United Airlines Pass-Through Trust
3.450% due 01/07/2030		4,512	4,613
4.150% due 02/25/2033		2,500	2,686
4.300% due 02/15/2027		54	57
United Technologies Corp.
4.450% due 11/16/2038		1,300	1,460
4.625% due 11/16/2048		2,500	2,917
UnitedHealth Group, Inc.
3.750% due 10/15/2047		200	205
4.625% due 07/15/2035		9,238	10,634
4.750% due 07/15/2045		7,240	8,616
Univision Communications, Inc. 5.125% due 02/15/2025		1,900	1,817
Vale Overseas Ltd.
6.250% due 08/10/2026		3,500	3,993
6.875% due 11/21/2036		5,739	6,923
6.875% due 11/10/2039		300	362
Vale S.A. 3.750% due 01/10/2023	EUR	2,000	2,462
Valero Energy Corp. 4.000% due 04/01/2029		$2,700	2,828
Virgin Australia Pass-Through Trust 5.000% due 04/23/2025		1,162	1,197
VMware, Inc. 3.900% due 08/21/2027		2,600	2,636
Wabtec Corp. 4.950% due 09/15/2028		2,000	2,145
Warner Media LLC 4.900% due 06/15/2042		3,700	3,839
Waste Management, Inc. 4.000% due 07/15/2039		403	434
Western & Southern Life Insurance Co. 5.150% due 01/15/2049		2,200	2,538
Western Digital Corp. 4.750% due 02/15/2026		1,200	1,180
Western Midstream Operating LP 5.450% due 04/01/2044		2,000	1,891
Williams Cos., Inc.
5.100% due 09/15/2045		400	432

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

6.300% due 04/15/2040	1,900	2,310
Woodside Finance Ltd.
3.650% due 03/05/2025	100	103
3.700% due 09/15/2026	1,300	1,322
3.700% due 03/15/2028	1,126	1,128
Wynn Macau Ltd. 5.500% due 10/01/2027	15,300	14,917
Yara International ASA 4.750% due 06/01/2028	1,100	1,186
Yellowstone Energy LP 5.750% due 12/31/2026 «	1,337	1,389
Zimmer Biomet Holdings, Inc.
3.375% due 11/30/2021	500	509
4.250% due 08/15/2035	205	197
Zoetis, Inc.
3.950% due 09/12/2047	1,400	1,432
4.450% due 08/20/2048	1,200	1,324
		1,425,145

UTILITIES 12.4%

AEP Texas, Inc. 4.150% due 05/01/2049	1,600	1,732
Antero Midstream Partners LP 5.750% due 03/01/2027	2,000	2,005
AT&T, Inc.
3.547% (US0003M + 0.950%) due 07/15/2021 ~	5,150	5,197
4.300% due 12/15/2042	6,813	6,744
4.350% due 06/15/2045	10,443	10,412
4.500% due 03/09/2048	38,877	39,894
4.750% due 05/15/2046	400	421
4.800% due 06/15/2044	6,000	6,340
5.150% due 11/15/2046	4,600	5,089
5.150% due 02/15/2050	13,430	14,803
5.300% due 08/15/2058	7,500	8,415
5.450% due 03/01/2047	20,000	22,985
Avangrid, Inc. 3.800% due 06/01/2029	4,000	4,192
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049	8,300	9,370
BG Energy Capital PLC 5.125% due 10/15/2041	3,100	3,660
British Telecommunications PLC 9.625% due 12/15/2030	3,600	5,426
Brooklyn Union Gas Co. 4.487% due 03/04/2049	3,100	3,488
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	2,200	2,281
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	428
Commonwealth Edison Co. 4.000% due 03/01/2048	700	760
Connecticut Light & Power Co. 6.350% due 06/01/2036	535	711
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058	9,600	10,707
4.650% due 12/01/2048	1,900	2,217
Consumers Energy Co. 4.050% due 05/15/2048	2,500	2,758
Drax Finco PLC 6.625% due 11/01/2025	3,200	3,287
DTE Electric Co. 4.050% due 05/15/2048	1,600	1,776
Duke Energy Carolinas LLC 3.950% due 03/15/2048	6,000	6,331
Duke Energy Corp.
3.750% due 09/01/2046	9,050	8,864
3.950% due 08/15/2047	2,300	2,325
Duke Energy Progress LLC 3.600% due 09/15/2047	5,900	5,891
E.ON International Finance BV 6.650% due 04/30/2038	600	775
Edison International 5.750% due 06/15/2027	1,400	1,505
Electricite de France S.A. 4.950% due 10/13/2045	2,100	2,364
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	2,265
Emera, Inc. 6.750% due 06/15/2076 •	1,000	1,073
Enable Midstream Partners LP 5.000% due 05/15/2044	7,193	6,716
Enel Finance International NV
4.750% due 05/25/2047	3,000	3,123
4.875% due 06/14/2029	2,800	3,061

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Exelon Corp. 5.625% due 06/15/2035		200	241
Exelon Generation Co. LLC 5.600% due 06/15/2042		2,100	2,341
FirstEnergy Transmission LLC 5.450% due 07/15/2044		6,330	7,523
Florida Power & Light Co. 3.950% due 03/01/2048		4,600	5,036
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,300	2,350
6.000% due 11/27/2023		5,600	6,093
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	600	710
3.125% due 11/17/2023		4,300	5,294
4.250% due 04/06/2024	GBP	7,000	9,458
5.150% due 02/11/2026		$8,400	8,967
6.510% due 03/07/2022		700	757
Gulf Power Co. 4.550% due 10/01/2044		4,000	4,391
Indiana Michigan Power Co. 4.550% due 03/15/2046		400	450
Jersey Central Power & Light Co. 6.150% due 06/01/2037		250	308
Kentucky Utilities Co. 4.375% due 10/01/2045		2,300	2,601
Louisville Gas & Electric Co. 4.250% due 04/01/2049		2,200	2,472
MidAmerican Energy Co.
4.250% due 05/01/2046		3,450	3,845
4.250% due 07/15/2049		2,400	2,733
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		2,200	2,359
Monongahela Power Co. 5.400% due 12/15/2043		4,224	5,311
National Rural Utilities Cooperative Finance Corp. 4.300% due 03/15/2049		2,100	2,392
New England Power Co. 3.800% due 12/05/2047		6,300	6,382
NGPL PipeCo LLC 7.768% due 12/15/2037		1,800	2,295
NiSource, Inc.
3.950% due 03/30/2048		1,200	1,205
4.375% due 05/15/2047		1,700	1,819
5.650% due 02/01/2045		500	608
5.800% due 02/01/2042		300	367
NRG Energy, Inc. 4.450% due 06/15/2029		2,000	2,083
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		400	398
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (c)		1,024	645
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		1,217	1,175
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (c)		4,983	1,272
Oi S.A. (10.000% Cash) 10.000% due 07/27/2025 (c)(i)		1,100	1,147
ONEOK, Inc.
4.950% due 07/13/2047		4,100	4,336
5.200% due 07/15/2048		17,400	19,181
Orange S.A. 9.000% due 03/01/2031		685	1,046
Pacific Gas & Electric Co. 3.750% due 08/15/2042 ^(d)		1,300	1,183
PacifiCorp 4.125% due 01/15/2049		8,700	9,599
Petrobras Global Finance BV
5.999% due 01/27/2028		1,295	1,379
6.250% due 12/14/2026	GBP	900	1,293
7.375% due 01/17/2027		$6,300	7,248
Piedmont Natural Gas Co., Inc. 3.640% due 11/01/2046		1,000	950
Plains All American Pipeline LP
4.300% due 01/31/2043		1,500	1,356
4.700% due 06/15/2044		2,500	2,410
4.900% due 02/15/2045		8,200	8,161
5.150% due 06/01/2042		10,500	10,473
6.650% due 01/15/2037		2,212	2,571
PPL Capital Funding, Inc. 4.000% due 09/15/2047		1,700	1,648
Puget Sound Energy, Inc. 4.223% due 06/15/2048		2,700	3,018
Rio Oil Finance Trust
8.200% due 04/06/2028		4,600	5,175
9.250% due 07/06/2024		3,108	3,477

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

San Diego Gas & Electric Co.
3.750% due 06/01/2047	1,400	1,345
4.150% due 05/15/2048	1,200	1,251
4.500% due 08/15/2040	2,700	2,891
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	5,690
Sempra Energy 3.250% due 06/15/2027	1,268	1,269
Shell International Finance BV 3.625% due 08/21/2042	1,000	1,032
Southern California Edison Co.
3.900% due 12/01/2041	3,800	3,576
3.900% due 03/15/2043	5,000	4,834
4.000% due 04/01/2047	1,900	1,893
4.050% due 03/15/2042	2,000	1,970
4.125% due 03/01/2048	1,200	1,210
6.650% due 04/01/2029	1,000	1,145
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,606
3.950% due 02/15/2050	1,000	1,046
4.300% due 01/15/2049	3,600	3,972
5.125% due 11/15/2040	300	351
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	3,400	3,597
Southwestern Electric Power Co. 6.200% due 03/15/2040	8,200	10,527
Sprint Corp. 7.250% due 09/15/2021	4,969	5,292
Tampa Electric Co. 4.450% due 06/15/2049	5,100	5,689
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,700	1,801
Verizon Communications, Inc.
4.672% due 03/15/2055	21,277	24,104
4.862% due 08/21/2046	3,500	4,079
5.012% due 08/21/2054	1,000	1,197
5.500% due 03/16/2047	2,700	3,414
Virginia Electric & Power Co.
3.800% due 09/15/2047	300	308
4.600% due 12/01/2048	1,800	2,074
Vodafone Group PLC
5.125% due 06/19/2059	4,100	4,374
5.250% due 05/30/2048	5,100	5,647
7.000% due 04/04/2079 •	2,600	2,808
		508,915
Total Corporate Bonds & Notes (Cost $2,843,796)		3,018,788

MUNICIPAL BONDS & NOTES 2.7%

CALIFORNIA 0.4%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	3,274
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,737
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	993
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	5,000	6,866
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009 7.200% due 08/01/2039	2,500	2,510
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009 6.322% due 05/15/2036	300	410
		17,790

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	10,114	13,235

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	1,240	1,319
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	400	505
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,580
		4,404

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,163

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

MICHIGAN 0.0%

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	620	622

NEW JERSEY 0.0%

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009 6.875% due 12/15/2039	900	902

NEW YORK 0.6%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.267% due 05/01/2027	13,200	15,625
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	8,400	9,308
		24,933
OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 6.270% due 02/15/2050	5,095	6,852
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,918
8.084% due 02/15/2050	1,000	1,741
		16,511
PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	15,699

TENNESSEE 0.1%

Tennessee State School Bond Authority Revenue Bonds, Series 2010 4.848% due 09/15/2027	3,610	4,209

TEXAS 0.2%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	5,546

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	3,105	2,936

WASHINGTON 0.1%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,100	1,480

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	1,025	1,035

Total Municipal Bonds & Notes (Cost $89,696)		110,465

U.S. GOVERNMENT AGENCIES 8.0%

Fannie Mae UMBS 3.500% due 12/01/2047 - 08/01/2048	37,201	38,232
Fannie Mae UMBS, TBA
3.000% due 08/01/2049	5,000	5,037
3.500% due 08/01/2049 - 09/01/2049	211,500	216,096
4.000% due 08/01/2049	65,500	67,666
Total U.S. Government Agencies (Cost $325,390)		327,031

U.S. TREASURY OBLIGATIONS 24.9%

U.S. Treasury Bonds
2.500% due 02/15/2045 (k)(m)	24,000	23,886
2.500% due 05/15/2046 (m)(o)	59,539	59,130
3.000% due 11/15/2044 (k)(m)	23,400	25,541
3.000% due 08/15/2048	181,500	198,788
3.000% due 02/15/2049 (k)	412,290	452,247
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (m)	16,485	16,673
0.375% due 01/15/2027 (m)	24,751	24,933
0.500% due 01/15/2028 (k)	6,225	6,330
U.S. Treasury Notes
2.875% due 05/15/2049 (k)	41,670	44,640
2.000% due 05/31/2024	61,800	62,501
2.375% due 05/15/2029 (k)	39,858	41,171
2.625% due 02/15/2029 (k)	37,390	39,412
2.875% due 08/15/2028 (k)	16,200	17,402
3.125% due 11/15/2028 (o)	7,121	7,808

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury STRIPS
0.000% due 08/15/2048 (e)	2,250	1,058
Total U.S. Treasury Obligations (Cost $964,489)		1,021,520

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Banc of America Funding Trust
5.500% due 01/25/2036	238	212
5.750% due 03/25/2036	259	264
Bear Stearns Adjustable Rate Mortgage Trust 4.236% due 11/25/2034 ~	814	807
Bear Stearns ALT-A Trust 4.710% due 11/25/2034 ~	42	42
Chase Mortgage Finance Trust 3.758% due 12/25/2037 ^~	300	274
Citigroup Mortgage Loan Trust 2.644% due 11/25/2036 •	705	710
Countrywide Alternative Loan Trust 2.734% due 09/25/2035 •	565	462
Countrywide Home Loan Mortgage Pass-Through Trust 4.312% due 04/20/2035 ~	8	8
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	2,278	2,305
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.544% due 07/25/2047 •	262	250
GSMPS Mortgage Loan Trust 2.754% due 03/25/2035 •	1,031	964
IndyMac Mortgage Loan Trust 2.704% due 07/25/2035 •	467	450
JPMorgan Mortgage Trust 4.323% due 11/25/2033 ~	14	14
Merrill Lynch Mortgage Investors Trust 4.602% due 05/25/2033 ~	13	13
NAAC Reperforming Loan REMIC Trust Certificates 2.854% due 02/25/2035 ^•	1,477	1,312
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.474% due 02/25/2035 •	955	961
4.714% due 08/25/2035 ~	237	239
OBP Depositor LLC Trust 4.646% due 07/15/2045	3,000	3,034
Residential Accredit Loans, Inc. Trust
4.378% due 02/25/2035 ^~	644	564
4.940% due 03/25/2035 ^~	290	271
Residential Funding Mortgage Securities, Inc. Trust 4.802% due 02/25/2036 ^~	434	407
Sequoia Mortgage Trust 3.154% due 05/20/2034 •	819	829
Structured Adjustable Rate Mortgage Loan Trust 4.403% due 03/25/2034 ~	18	18
WaMu Mortgage Pass-Through Certificates Trust
1.997% due 11/25/2041 ~	188	187
2.844% due 07/25/2044 •	401	407
Wells Fargo Mortgage-Backed Securities Trust
4.827% due 12/25/2033 ~	16	16
4.986% due 01/25/2035 ~	25	26
5.016% due 01/25/2035 ~	274	286
Total Non-Agency Mortgage-Backed Securities (Cost $14,431)		15,332

ASSET-BACKED SECURITIES 1.1%

ACE Securities Corp. Home Equity Loan Trust 3.199% due 01/25/2035 •	994	996
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	2,915	2,957
Aircraft Certificate Owner Trust 7.001% due 09/20/2022	1,563	1,610
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.079% due 07/25/2035 •	1,860	1,870
3.274% due 07/25/2034 •	489	492
Asset-Backed Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2035 •	2,000	2,010
Bayview Financial Acquisition Trust 6.101% due 05/28/2037 þ	16	17
Bear Stearns Asset-Backed Securities Trust
2.824% due 12/25/2035 •	2,000	2,009
3.144% due 01/25/2034 •	4	4
Business Jet Securities LLC 4.335% due 02/15/2033	874	884
ECAF Ltd. 4.947% due 06/15/2040	3,190	3,287
First Franklin Mortgage Loan Trust 3.139% due 09/25/2035 •	892	898
JPMorgan Mortgage Acquisition Corp. 2.884% due 12/25/2035 •	3,700	3,690
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,166	1,196

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,971	3,063
Lehman XS Trust 3.204% due 10/25/2035 •		224	224
MAPS Ltd. 4.212% due 05/15/2043		1,730	1,774
METAL LLC 4.581% due 10/15/2042		3,138	3,172
Morgan Stanley Home Equity Loan Trust 3.109% due 08/25/2035 •		321	322
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.154% due 07/25/2035 •		461	463
RAAC Trust
2.784% due 10/25/2046 •		124	123
2.884% due 03/25/2037 •		599	601
RBSSP Resecuritization Trust 2.590% due 11/26/2036 •		1,527	1,510
Residential Asset Mortgage Products Trust 2.654% due 08/25/2046 •		1,216	1,215
Residential Asset Securities Corp. Trust 2.864% due 10/25/2035 •		207	208
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,742	2,782
Saxon Asset Securities Trust 3.180% due 03/25/2035 ^•		596	583
SLM Student Loan Trust 4.080% due 04/25/2023 •		2,917	2,951
Sprite Ltd. 4.250% due 12/15/2037		1,791	1,838
START Ireland 4.089% due 03/15/2044		1,277	1,286
Total Asset-Backed Securities (Cost $41,872)			44,035

SOVEREIGN ISSUES 1.4%

Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	5,647	3,670
3.750% due 12/31/2038 þ		$9,353	5,495
6.250% due 11/09/2047	EUR	150	124
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,840	37
63.705% due 06/21/2020 ~(a)		46,710	1,073
Mexico Government International Bond
4.600% due 01/23/2046		$6,075	6,230
4.600% due 02/10/2048		4,100	4,243
Peru Government International Bond
6.350% due 08/12/2028	PEN	26,800	9,142
8.200% due 08/12/2026		40,000	15,114
Qatar Government International Bond
4.817% due 03/14/2049		$1,000	1,149
5.103% due 04/23/2048		4,300	5,133
Saudi Government International Bond
4.625% due 10/04/2047		2,500	2,594
5.000% due 04/17/2049		1,200	1,317
Ukraine Government International Bond 7.375% due 09/25/2032		1,000	986
Total Sovereign Issues (Cost $54,452)			56,307

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Westmoreland Mining Holdings LLC «(i)		32,402	470
Total Common Stocks (Cost $944)			470

WARRANTS 0.0%

UTILITIES 0.0%

Vistra Energy Corp. - Exp. 02/02/2024		8,823	17
Total Warrants (Cost $23)			17

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.2%

AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	4,265
Nationwide Building Society 10.250% ~		6,800	1,307
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~		54,575	1,451

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	602
		7,625

INDUSTRIALS 0.2%

Energy Transfer Operating LP 7.600% due 05/15/2024 ~(g)	433,000	10,795

UTILITIES 0.1%

Entergy Arkansas LLC 4.750% due 06/01/2063	39,925	1,031
Entergy Texas, Inc. 5.625% due 06/01/2064	142,184	3,853
		4,884
Total Preferred Securities (Cost $22,436)		23,304

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (j) 0.1%		5,003

Total Short-Term Instruments (Cost $5,003)		5,003
Total Investments in Securities (Cost $4,506,033)		4,762,976

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	255,231	2,525
Total Short-Term Instruments (Cost $2,525)		2,525
Total Investments in Affiliates (Cost $2,525)		2,525
Total Investments 116.2% (Cost $4,508,558)		$4,765,501
Financial Derivative Instruments (l)(n) 0.2%(Cost or Premiums, net $55,084)		9,755
Other Assets and Liabilities, net (16.4)%		(675,189)
Net Assets 100.0%		$4,100,067

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$8,673	$8,780	0.21%
Delta Air Lines, Inc.	4.501	09/30/2019	09/29/2014	7,047	7,058	0.17
Norwegian Air Shuttle	4.311	06/24/2026	06/25/2014 - 09/08/2014	13,092	12,536	0.31
Norwegian Air Shuttle	6.811	06/24/2021	06/25/2014	5,916	5,843	0.14
Oi S.A. (10.000% Cash)	10.000	07/27/2025	05/08/2019 - 07/02/2019	1,154	1,147	0.03
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,229	0.18
Westmoreland Mining Holdings LLC			12/08/2014	944	470	0.01
				$43,826	$43,063	1.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,003	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,106)	$5,003	$5,004
Total Repurchase Agreements						$(5,106)	$5,003	$5,004

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.590%	06/18/2019	07/16/2019	$(39,493)	$(39,530)
BOS	1.850	06/25/2019	07/09/2019	(8,547)	(8,550)
	2.450	06/10/2019	07/10/2019	(123,649)	(123,825)
	2.520	06/19/2019	07/03/2019	(32,548)	(32,575)
	2.600	06/25/2019	07/09/2019	(40,599)	(40,617)
BSN	2.550	04/09/2019	07/09/2019	(30,179)	(30,356)
DEU	2.470	05/29/2019	07/10/2019	(23,512)	(23,566)
JPS	2.380	06/18/2019	08/15/2019	(44,379)	(44,417)
SBI	2.000	06/20/2019	TBD(3)	(4,651)	(4,654)
SGY	2.340	06/17/2019	07/01/2019	(40,141)	(40,177)
Total Reverse Repurchase Agreements					$(388,267)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	2.600%	06/20/2019	07/05/2019	$(19,277)	$(19,292)
	2.850	06/26/2020	07/03/2019	(14,916)	(14,922)
Total Sale-Buyback Transactions					$(34,214)

(k)	Securities with an aggregate market value of $424,790 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(212,479) at a weighted average interest rate of 2.389%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for sale-buyback transactions includes $(8) of deferred price drop.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$109.750	08/23/2019	703	$1,406	$6	$1
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.000	08/23/2019	22	44	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.125	08/23/2019	1	2	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.250	08/23/2019	6	12	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.500	08/23/2019	2	4	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.750	08/23/2019	13	26	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.875	08/23/2019	87	174	1	0
Put - CBOT U.S. Treasury 5-Year Note July 2019 Futures	105.500	08/23/2019	31	31	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.250	08/23/2019	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.750	08/23/2019	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	85	85	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	583	583	5	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.500	08/23/2019	2	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	115.000	08/23/2019	222	222	2	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	116.000	08/23/2019	34	34	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	121.000	08/23/2019	5	5	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	125.000	08/23/2019	40	40	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	126.000	08/23/2019	6	6	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.000	08/23/2019	30	30	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	103.000	08/23/2019	5	5	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	312	312	3	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	120.000	08/23/2019	41	41	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	122.000	08/23/2019	13	13	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	127.000	08/23/2019	9	9	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	128.000	08/23/2019	41	41	0	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	130.000	08/23/2019	278	278	3	0
Total Purchased Options					$22	$3

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	258	$33,016	$711	$8	$0
U.S. Treasury 30-Year Bond September Futures	09/2019	307	47,767	1,283	0	(38)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	532	94,463	3,075	0	(100)
				$5,069	$8	$(138)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2019	247	$(24,910)	$(149)	$140	$(50)
U.S. Treasury 2-Year Note September Futures	09/2019	834	(179,460)	(1,194)	33	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

U.S. Treasury 5-Year Note September Futures	09/2019	36	(4,254)	(51)	0	0
				$(1,394)	$173	$(50)
Total Futures Contracts				$3,675	$181	$(188)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.110%	$3,200	$(85)	$42	$(43)	$1	$0
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.119	1,925	(51)	25	(26)	0	0
						$(136)	$67	$(69)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
DISH DBS Corp.	5.000%	Quarterly	06/20/2023	3.693%		$8,300	$(43)	$446	$403	$17	$0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.899		600	104	(43)	61	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.039		1,400	263	(101)	162	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.805		4,200	480	88	568	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.448		2,600	463	(153)	310	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.838		600	72	8	80	1	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.658		1,400	8	11	19	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		400	(3)	6	3	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.928		300	0	1	1	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.679		1,200	186	38	224	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.307		1,300	(161)	192	31	0	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2023	0.544	EUR	3,200	(6)	82	76	2	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.605		3,400	32	46	78	1	0
							$1,395	$621	$2,016	$30	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,552	$(45)	$33	$(12)	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	1,649	(60)	42	(18)	0	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	900	(18)	(1)	(19)	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	6,500	(303)	118	(185)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	113,800	(4,762)	1,213	(3,549)	44	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	180,000	13,770	9	13,779	160	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	2,540,000	51,978	2,880	54,858	1,183	0
					$60,560	$4,294	$64,854	$1,388	$0

INTEREST RATE SWAPS
								Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.760%	Semi-Annual	01/16/2024	$12,600	$(17)	$(626)	$(643)	$10	$0
Receive	3-Month USD-LIBOR	2.710	Semi-Annual	01/22/2024	17,400	(23)	(826)	(849)	14	0
Receive	3-Month USD-LIBOR	2.475	Semi-Annual	03/25/2024	14,400	(14)	(543)	(557)	12	0
Receive	3-Month USD-LIBOR	2.430	Semi-Annual	03/26/2024	13,300	(15)	(472)	(487)	11	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.450	Semi-Annual	03/27/2024		14,500	(14)	(531)	(545)	13	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	03/28/2024		16,800	(16)	(582)	(598)	15	0
Receive	3-Month USD-LIBOR	2.440	Semi-Annual	03/29/2024		11,000	(11)	(396)	(407)	10	0
Receive	3-Month USD-LIBOR	2.480	Semi-Annual	04/02/2024		14,400	(16)	(451)	(467)	13	0
Receive	3-Month USD-LIBOR	2.490	Semi-Annual	04/03/2024		15,000	(16)	(478)	(494)	13	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/08/2024		15,500	(19)	(508)	(527)	14	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/09/2024		13,600	(14)	(449)	(463)	12	0
Receive	3-Month USD-LIBOR	2.435	Semi-Annual	04/10/2024		14,400	(16)	(422)	(438)	12	0
Receive	3-Month USD-LIBOR	2.475	Semi-Annual	04/10/2024		14,900	(18)	(464)	(482)	13	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	04/11/2024		14,000	(14)	(396)	(410)	12	0
Receive	3-Month USD-LIBOR	2.425	Semi-Annual	04/15/2024		22,200	(22)	(644)	(666)	19	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	05/15/2024		14,000	(15)	(323)	(338)	12	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/17/2024		12,900	(13)	(305)	(318)	11	0
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	05/20/2024		14,600	(16)	(366)	(382)	12	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	05/21/2024		14,600	(17)	(358)	(375)	12	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/22/2024		14,700	(16)	(347)	(363)	12	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		15,200	(19)	(314)	(333)	13	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		14,800	(19)	(291)	(310)	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		14,800	(18)	(313)	(331)	13	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/31/2024		16,600	(18)	(346)	(364)	14	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		14,900	(16)	(290)	(306)	13	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		15,000	(18)	(284)	(302)	13	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		15,500	(16)	(363)	(379)	14	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		15,400	(16)	(346)	(362)	14	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	06/10/2024		16,800	(22)	(334)	(356)	15	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		15,700	(20)	(290)	(310)	14	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		17,500	(24)	(297)	(321)	16	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		15,000	(19)	(293)	(312)	13	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		15,100	(23)	(213)	(236)	14	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		15,100	(24)	(175)	(199)	14	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		16,600	(22)	(222)	(244)	15	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		15,100	(23)	(184)	(207)	14	0
Receive	3-Month USD-LIBOR	2.090	Semi-Annual	06/24/2024		17,100	(25)	(237)	(262)	16	0
Receive	3-Month USD-LIBOR	2.110	Semi-Annual	06/25/2024		15,200	(22)	(225)	(247)	14	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/26/2024		17,200	(25)	(231)	(256)	16	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		15,200	(24)	(130)	(154)	14	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		19,900	(30)	(171)	(201)	19	0
Receive(6)	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		15,200	(26)	(62)	(88)	0	(88)
Receive(6)	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024		17,600	(33)	(120)	(153)	0	(153)
Receive(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	46,900	(415)	(2,565)	(2,980)	0	(189)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		26,500	(525)	(294)	(819)	0	(104)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	75,500	7	1,612	1,619	0	(47)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		74,000	(537)	(3,494)	(4,031)	71	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		9,350	150	(958)	(808)	42	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	527	587	0	(9)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	(40)	(1,161)	0	(3)
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		4,420,000	(1,564)	(735)	(2,299)	0	(6)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,510,900	(11)	(397)	(408)	0	(11)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		340,000	(17)	(123)	(140)	0	(3)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		40,000	(1)	(14)	(15)	0	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,040,000	(985)	(647)	(1,632)	0	(1)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	47	(103)	12	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		1,900	0	0	0	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		229,300	25	189	214	68	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		468,600	0	296	296	138	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		4,700	0	3	3	1	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		610,100	(410)	730	320	180	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024		148,900	0	236	236	48	0
Pay	28-Day MXN-TIIE	7.850	Lunar	04/17/2024		771,900	5	923	928	252	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		144,600	10	(261)	(251)	0	(59)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		260,000	144	(427)	(283)	0	(105)
Receive	CPURNSA	1.273	Maturity	09/30/2020		$4,350	114	(6)	108	0	(3)
Receive	CPURNSA	1.303	Maturity	09/30/2020		19,500	483	(29)	454	0	(14)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	(123)	(58)	17	0
Pay	UKRPI	3.585	Maturity	10/15/2046		800	32	48	80	0	(3)
							$(5,465)	$(20,720)	$(26,185)	$1,383	$(798)
Total Swap Agreements							$56,354	$(15,738)	$40,616	$2,802	$(799)

(m)	Securities with an aggregate market value of $91,397 and cash of $8,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	112,954		$126,212	$0	$(2,229)
	07/2019		$4,545	PLN	17,004	11	0
	08/2019		3,764	RUB	247,276	124	0
BPS	07/2019	AUD	414		$286	0	(4)
	07/2019	GBP	6,253		7,973	32	0
	07/2019	PEN	35,166		10,626	0	(47)
	07/2019		$1,792	ARS	89,488	251	0
	07/2019		35,198	GBP	27,751	44	0
	07/2019		10,669	PEN	35,166	4	0
	07/2019		211	TRY	1,252	4	0
	08/2019	GBP	27,751		$35,252	0	(45)
	08/2019	PEN	42,393		12,707	0	(151)
	09/2019		35,166		10,638	0	(8)
	09/2019		$183	CNY	1,268	2	0
	09/2019		1,997	COP	6,745,595	92	0
BRC	08/2019		42,920	JPY	4,613,300	0	(28)
BSS	08/2019		20,382	BRL	78,593	27	0
CBK	07/2019	ARS	61,367		$1,259	0	(122)
	07/2019	AUD	1,398		973	0	(8)
	07/2019	JPY	403,564		3,718	3	(28)
	07/2019		$129,414	EUR	113,870	68	0
	08/2019	EUR	113,870		$129,744	0	(71)
	08/2019		$794	MXN	15,336	0	0
	10/2019		704		13,805	3	0
GLM	07/2019		873	HUF	247,215	0	(2)
	07/2019		4,435	ZAR	62,938	30	0
	08/2019		693	MXN	13,805	21	0
	08/2019		227	RUB	14,976	7	0
	09/2019		13,325	IDR	195,549,622	383	0
	10/2019	MXN	13,805		$685	0	(22)
HUS	07/2019		$3,399	ARS	169,775	426	0
	07/2019		15,101	RUB	1,001,975	719	0
	08/2019		578	MXN	11,162	0	(1)
	09/2019	CNH	1,273		$183	0	(2)
JPM	07/2019	EUR	916		1,036	0	(6)
	07/2019	HUF	439,063		1,595	49	0
	07/2019		$5,644	PLN	21,117	14	0
	09/2019		7,162	COP	24,187,611	327	0
	10/2019		5,141	MXN	100,711	21	0
MYI	07/2019		5,634	ZAR	82,593	226	0
SCX	07/2019	GBP	7,471		$9,456	0	(32)
SSB	07/2019		14,027		17,724	0	(90)
	09/2019	HKD	1,834		234	0	(1)
TOR	07/2019	AUD	426		294	0	(5)
	08/2019		$3,556	MXN	68,772	2	0
UAG	07/2019		3,749	JPY	403,564	0	(6)
	08/2019	JPY	403,565		$3,758	6	0
Total Forward Foreign Currency Contracts						$2,896	$(2,908)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	72,450	$531	$1,846
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	8,500	253	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	8,700	418	16

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	3,900	184	7
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	10,400	316	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	18,000	508	0
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	5,000	155	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	12,700	584	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	3,900	187	8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	4,600	265	0
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	12,800	1,216	18
							$4,617	$1,920

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$71.000	08/06/2019	210,000	$8	$0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	73.000	08/06/2019	65,000	3	0
					$11	$0
Total Purchased Options					$4,628	$1,920

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	9,500	$(11)	$(2)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	15,700	(13)	(3)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	12,200	(14)	(1)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	11,700	(14)	(3)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	18,100	(35)	(5)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	10,000	(10)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	7,000	(8)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	11,200	(17)	(3)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	4,100	(5)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	9,000	(11)	(3)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	19,300	(17)	(5)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	21,200	(21)	(5)
JLN	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	6,000	(10)	(2)
						$(186)	$(36)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	10,300	$(88)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,800	(88)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	2,900	(28)	0
						$(204)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	36,600	$(260)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	38,300	(418)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	17,100	(183)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	6,900	(531)	(1,313)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	44,700	(315)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	77,600	(522)	0
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.790	07/11/2019	15,200	(25)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.070	07/11/2019	15,200	(20)	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	21,500	(156)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	55,900	(587)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	17,100	(187)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	20,100	(263)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.990	07/12/2019	7,900	(20)	(44)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/12/2019	7,900	(19)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/01/2019	17,900	(28)	(97)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	07/01/2019	17,900	(27)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	64,000	(1,216)	(4)
							$(4,777)	$(1,527)
Total Written Options							$(5,167)	$(1,563)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2023	0.804%	$2,500	$(30)	$52	$22	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	2,700	(54)	55	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	1,900	(31)	22	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	1,000	(61)	(21)	0	(82)
BRC	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	1,800	(76)	(20)	0	(96)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	400	(21)	(12)	0	(33)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.178	1,400	(38)	29	0	(9)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	2,000	(20)	29	9	0
	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.913	26,000	(765)	828	63	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	1.511	2,300	(64)	31	0	(33)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	13,600	(237)	171	0	(66)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	3,000	(178)	(67)	0	(245)
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	2,100	(84)	(28)	0	(112)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	2,200	(129)	(50)	0	(179)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.866	700	(6)	10	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	5,100	(85)	86	1	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	1,200	(48)	(16)	0	(64)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.269	500	(29)	(12)	0	(41)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	7,700	(122)	124	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	10,500	(169)	118	0	(51)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.407	3,300	(327)	277	0	(50)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.930	700	(29)	(8)	0	(37)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	12,700	(237)	240	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	1,800	(29)	20	0	(9)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.407	1,700	(171)	145	0	(26)
	Southern Co.	1.000	Quarterly	12/20/2022	0.365	3,500	43	33	76	0
MYC	Entergy Corp.	1.000	Quarterly	03/20/2021	0.197	2,500	(271)	306	35	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	7,550	(139)	140	1	0
							$(3,407)	$2,482	$217	$(1,142)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020		$900	$22	$45	$67	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	(68)	236	0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,100	128	45	173	0
BRC	iTraxx Japan 31 5-Year Index	1.000	Quarterly	06/20/2024	JPY	23,000	4	0	4	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$250	20	9	29	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,600	166	86	252	0
	iTraxx Japan 31 5-Year Index	1.000	Quarterly	06/20/2024	JPY	10,000	2	0	2	0
DUB	iTraxx Japan 31 5-Year Index	1.000	Quarterly	06/20/2024		48,000	9	0	9	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$2,500	211	83	294	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		1,300	180	13	193	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		4,800	571	185	756	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		150	13	5	18	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	16	(1)	15	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		7,900	970	274	1,244	0
	iTraxx Japan 31 5-Year Index	1.000	Quarterly	06/20/2024	JPY	89,000	17	(1)	16	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		$1,200	143	46	189	0
							$2,776	$721	$3,497	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	$21,700	$(122)	$814	$692	$0

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.380%	Maturity	08/14/2019	$200,000	$0	$4,147	$4,147	$0
Total Swap Agreements								$(753)	$8,164	$8,553	$(1,142)

(o)	Securities with an aggregate market value of $1,786 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$82,064	$58,640	$140,704
Corporate Bonds & Notes
Banking & Finance	0	1,077,499	7,229	1,084,728
Industrials	0	1,423,756	1,389	1,425,145
Utilities	0	508,915	0	508,915
Municipal Bonds & Notes
California	0	17,790	0	17,790
Georgia	0	13,235	0	13,235
Illinois	0	4,404	0	4,404
Indiana	0	1,163	0	1,163
Michigan	0	622	0	622
New Jersey	0	902	0	902
New York	0	24,933	0	24,933
Ohio	0	16,511	0	16,511
Pennsylvania	0	15,699	0	15,699
Tennessee	0	4,209	0	4,209
Texas	0	5,546	0	5,546
Virginia	0	2,936	0	2,936
Washington	0	1,480	0	1,480
West Virginia	0	1,035	0	1,035

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2019 (Unaudited)

U.S. Government Agencies	0	327,031	0	327,031
U.S. Treasury Obligations	0	1,021,520	0	1,021,520
Non-Agency Mortgage-Backed Securities	0	15,332	0	15,332
Asset-Backed Securities	0	44,035	0	44,035
Sovereign Issues	0	56,307	0	56,307
Common Stocks
Industrials	0	0	470	470
Warrants
Utilities	17	0	0	17
Preferred Securities
Banking & Finance	2,053	5,572	0	7,625
Industrials	10,795	0	0	10,795
Utilities	4,884	0	0	4,884
Short-Term Instruments
Repurchase Agreements	0	5,003	0	5,003
	$17,749	$4,677,499	$67,728	$4,762,976
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,525	$0	$0	$2,525
Total Investments	$20,274	$4,677,499	$67,728	$4,765,501

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	181	2,805	0	2,986
Over the counter	0	13,369	0	13,369

	$181	$16,174	$0	$16,355
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(188)	(799)	0	(987)
Over the counter	0	(5,613)	0	(5,613)
	$(188)	$(6,412)	$0	$(6,600)
Total Financial Derivative Instruments	$(7)	$9,762	$0	$9,755
Totals	$20,267	$4,687,261	$67,728	$4,775,256

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$59,711	$5,367	$(1,125)	$1	$9	$(1,821)	$3,596	$(7,098)	$58,640	$(1,869)
Corporate Bonds & Notes
Banking & Finance	6,848	0	0	0	0	381	0	0	7,229	381
Industrials	1,362	0	0	0	0	27	0	0	1,389	27
Asset-Backed Securities	1,582	0	0	0	0	28	0	(1,610)	0	0
Common Stocks
Industrials	0	944	0	0	0	(474)	0	0	470	(474)
Totals	$69,503	$6,311	$(1,125)	$1	$9	$(1,859)	$3,596	$(8,708)	$67,728	$(1,935)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$44,255	Proxy Pricing	Base Price	95.375 - 101.000
	14,385	Third Party Vendor	Broker Quote	82.500 - 101.000
Corporate Bonds & Notes
Banking & Finance	7,229	Reference Instrument	Option Adjusted Spread	617.637 bps
Industrials	1,389	Proxy Pricing	Base Price	103.520
Common Stocks
Industrials	470	Indicative Market Quotation	Broker Quote	$14.500
Total	$67,728

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.9% ¤
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 3.0%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$100	$103
Ally Financial, Inc. 8.000% due 03/15/2020		300	311
American Tower Corp. 3.300% due 02/15/2021		100	101
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	1,800	2,122
Bank of America Corp. 5.875% due 03/15/2028 •(e)		$160	167
Cooperatieve Rabobank UA 5.500% due 06/29/2020 •(e)(f)	EUR	200	237
Deutsche Bank AG 4.250% due 10/14/2021		$1,000	1,014
Emerald Bay S.A. 0.000% due 10/08/2020 (c)	EUR	492	542
International Lease Finance Corp. 8.250% due 12/15/2020		$1,000	1,079
John Deere Capital Corp. 2.633% (US0003M + 0.290%) due 06/22/2020 ~		200	200
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	100,200	15,062
2.500% due 10/01/2047		44	7
Lloyds Banking Group PLC 3.186% (US0003M + 0.800%) due 06/21/2021 ~		$200	200
Navient Corp. 8.000% due 03/25/2020		300	311
Nissan Motor Acceptance Corp. 3.650% due 09/21/2021		100	102
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	41,600	6,255
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		99,600	14,976
2.500% due 10/01/2047		102	16
Realkredit Danmark A/S 2.500% due 07/01/2047		87	14
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		$300	300
4.519% due 06/25/2024 •		200	208
UBS AG 3.031% (US0003M + 0.580%) due 06/08/2020 •		700	704
UniCredit SpA 7.830% due 12/04/2023		1,300	1,486
			45,517
INDUSTRIALS 0.7%
Allergan Funding SCS 3.000% due 03/12/2020		100	100
Allergan Sales LLC 5.000% due 12/15/2021		1,000	1,046
BAT Capital Corp. 3.118% due 08/14/2020 •		200	200
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		600	600
Daimler Finance North America LLC 2.250% due 09/03/2019		500	500
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		200	201
eBay, Inc. 2.750% due 01/30/2023		200	201
EMC Corp. 2.650% due 06/01/2020		600	597
Enbridge, Inc. 2.984% (US0003M + 0.400%) due 01/10/2020 ~		300	300
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	206
Hyundai Capital America 3.202% due 09/18/2020 •		1,200	1,201

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

JT International Financial Services BV 3.500% due 09/28/2023		200	208
Kraft Heinz Foods Co. 3.500% due 06/06/2022		100	103
Mylan NV 3.750% due 12/15/2020		700	707
NXP BV 3.875% due 09/01/2022		200	206
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		400	423
Penske Truck Leasing Co. LP 3.650% due 07/29/2021		200	204
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		100	104
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		300	309
Telefonica Emisiones S.A. 5.877% due 07/15/2019		400	400
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~		90	90
Volkswagen Group of America Finance LLC 2.450% due 11/20/2019		700	700
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,300	1,301
3.375% due 11/30/2021		200	203
			10,110
UTILITIES 0.3%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		400	402
3.547% (US0003M + 0.950%) due 07/15/2021 ~		600	605
5.150% due 02/15/2050		200	221
5.300% due 08/15/2058		100	112
Consolidated Edison Co. of New York, Inc. 2.749% (US0003M + 0.400%) due 06/25/2021 ~		100	100
Duke Energy Corp. 2.400% due 08/15/2022		100	100
National Rural Utilities Cooperative Finance Corp.
2.300% due 09/15/2022		100	100
2.694% (US0003M + 0.375%) due 06/30/2021 ~		100	100
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/2023		100	101
2.835% (US0003M + 0.315%) due 09/03/2019 ~		470	470
Petrobras Global Finance BV
5.999% due 01/27/2028		1,050	1,118
6.250% due 12/14/2026	GBP	100	144
7.375% due 01/17/2027		$400	460
8.750% due 05/23/2026		100	124
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~		100	100
Sprint Communications, Inc. 7.000% due 03/01/2020		100	103
			4,360
Total Corporate Bonds & Notes (Cost $59,602)			59,987
U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae 2.804% due 03/25/2049 •		7,301	7,284
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049		133,210	136,104
4.000% due 07/01/2049 - 08/01/2049		124,400	128,518
Freddie Mac
2.584% due 10/25/2029 •		177	176
2.710% due 09/25/2031 •		29	29
5.760% due 05/15/2035 •		32	38
Ginnie Mae
2.783% due 02/20/2049 •		7,498	7,493
3.030% due 08/20/2068 •		3,014	2,958
Total U.S. Government Agencies (Cost $282,364)			282,600
U.S. TREASURY OBLIGATIONS 113.0%
U.S. Treasury Inflation Protected Securities (d)
0.375% due 01/15/2027		181,061	182,391
0.375% due 07/15/2027 (l)		198	200
0.625% due 02/15/2043		88,327	85,709
0.750% due 07/15/2028 (j)		20,561	21,434
0.750% due 02/15/2042		39,791	39,981
0.750% due 02/15/2045		17,686	17,521
0.875% due 01/15/2029 (j)		12,972	13,662
0.875% due 02/15/2047		14,191	14,480
1.000% due 02/15/2046		156,766	164,498
1.000% due 02/15/2048 (h)		281,110	296,111

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

1.000% due 02/15/2049		81,423	86,225
1.375% due 02/15/2044 (h)		463,450	526,656
2.125% due 02/15/2040		87,820	112,531
2.125% due 02/15/2041		85,587	110,352
3.375% due 04/15/2032 (j)(l)		2,698	3,699
Total U.S. Treasury Obligations (Cost $1,589,792)			1,675,450
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust 3.863% due 01/25/2036 ^~		97	93
Alliance Bancorp Trust 2.644% due 07/25/2037 •		216	197
Banc of America Funding Trust
2.694% due 07/25/2037 •		1,412	1,352
4.225% due 01/20/2047 ~		3,562	3,465
4.849% due 03/20/2036 ~		188	184
Banc of America Mortgage Trust 4.491% due 11/25/2035 ^~		15	15
BCAP LLC Trust 2.624% due 05/25/2047 ^•		365	346
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~		16	15
4.333% due 07/25/2036 ^~		35	33
Bear Stearns ALT-A Trust
4.018% due 09/25/2047 ^~		2,680	2,174
4.294% due 09/25/2035 ^~		258	218
CIM Trust 3.404% due 02/25/2049 •		455	461
Citigroup Mortgage Loan Trust
4.626% due 03/25/2037 ^~		323	322
4.810% due 05/25/2035 •		26	26
Citigroup Mortgage Loan Trust, Inc.
4.108% due 12/25/2035 ^~		242	178
4.200% due 09/25/2035 •		21	21
Countrywide Alternative Loan Trust
3.504% due 12/25/2035 •		220	202
4.419% due 02/25/2037 ^~		136	134
Countrywide Home Loan Mortgage Pass-Through Trust
4.571% due 02/20/2036 ^•		97	92
6.000% due 03/25/2037 ^		1,431	1,228
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		1,881	1,904
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		939	851
Downey Savings & Loan Association Mortgage Loan Trust 2.650% due 08/19/2045 •		103	100
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		38	28
GMAC Mortgage Corp. Loan Trust 4.185% due 11/19/2035 ~		162	156
Great Hall Mortgages PLC
0.911% due 03/18/2039 •	GBP	84	105
0.931% due 06/18/2038 •		88	110
IndyMac Mortgage Loan Trust 4.335% due 12/25/2036 ^~		$1,001	959
JPMorgan Alternative Loan Trust 2.634% due 12/25/2036 •		3,162	3,020
Merrill Lynch Mortgage Investors Trust 3.064% due 09/25/2029 •		149	150
MortgageIT Securities Corp. Mortgage Loan Trust 2.904% due 09/25/2037 •		817	776
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		432	458
Residential Accredit Loans, Inc. Trust 2.584% due 06/25/2046 •		180	73
Residential Asset Securitization Trust
2.804% due 05/25/2035 •		275	231
5.000% due 08/25/2019		12	12
5.750% due 02/25/2036		1,415	1,411
5.750% due 03/25/2037 ^		125	72
6.250% due 10/25/2036 ^		208	214
6.500% due 06/25/2037		3,348	1,498
Silverstone Master Issuer PLC
0.000% due 01/21/2070 •	GBP	1,000	1,273
3.148% due 01/21/2070		$200	201
Structured Adjustable Rate Mortgage Loan Trust 4.246% due 07/25/2035 ^~		100	95
Structured Asset Mortgage Investments Trust 2.614% due 04/25/2036 •		13	13
Thornburg Mortgage Securities Trust 3.144% due 09/25/2044 •		156	157
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	6,300	8,031
Wachovia Mortgage Loan Trust LLC 4.671% due 10/20/2035 ~		$92	87

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.674% due 12/25/2045 •	88	90
3.752% due 08/25/2036 ^~	63	60
4.136% due 11/25/2036 ~	1,879	1,788
4.347% due 09/25/2033 ~	53	55
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	5,758	5,458
6.500% due 08/25/2035	18	17
Wells Fargo Mortgage-Backed Securities Trust
4.759% due 11/25/2036 ^~	1,492	1,497
4.766% due 10/25/2035 ~	1,272	1,286
4.803% due 11/25/2037 ^~	139	136
4.869% due 07/25/2034 ~	85	89
5.222% due 04/25/2036 ~	3,752	3,731
Total Non-Agency Mortgage-Backed Securities (Cost $46,367)		46,948
ASSET-BACKED SECURITIES 2.8%
ACE Securities Corp. Home Equity Loan Trust 2.464% due 10/25/2036 •	31	16
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.793% due 06/25/2033 •	1,373	1,382
Apidos CLO 3.572% due 01/19/2025 •	17	17
Argent Mortgage Loan Trust 2.884% due 05/25/2035 •	63	61
Bayview Opportunity Master Fund Trust 4.090% due 02/28/2034 þ	2,584	2,635
Citigroup Mortgage Loan Trust 2.634% due 12/25/2036 •	99	77
Citigroup Mortgage Loan Trust, Inc.
2.624% due 11/25/2036 •	680	682
2.734% due 10/25/2036 •	300	290
Countrywide Asset-Backed Certificates
2.544% due 05/25/2035 •	34	33
2.544% due 07/25/2037 •	24	22
2.594% due 11/25/2037 •	1,811	1,749
2.654% due 03/25/2037 •	200	191
Countrywide Asset-Backed Certificates Trust
2.934% due 02/25/2036 •	1,900	1,902
3.144% due 08/25/2047 •	281	280
Credit-Based Asset Servicing & Securitization LLC 2.624% due 07/25/2037 •	719	489
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •	22	14
Crown Point CLO Ltd. 3.713% due 07/17/2028	600	597
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •	200	199
Figueroa CLO Ltd. 3.237% due 06/20/2027 •	400	399
First Franklin Mortgage Loan Trust 2.874% due 11/25/2036 •	500	454
Fremont Home Loan Trust
2.539% due 10/25/2036 •	69	65
2.544% due 01/25/2037 •	3,923	2,529
GSAA Trust 6.220% due 03/25/2046 þ	356	286
GSAMP Trust 3.379% due 03/25/2035 ^•	374	330
Home Equity Asset Trust 3.259% due 08/25/2034 •	27	27
Home Equity Mortgage Loan Asset-Backed Trust 2.624% due 04/25/2037 •	120	96
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •	250	249
IndyMac Mortgage Loan Trust 2.474% due 07/25/2036 •	117	52
Jamestown CLO Ltd. 3.467% due 01/15/2028 •	300	299
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •	250	249
JPMorgan Mortgage Acquisition Corp. 2.744% due 02/25/2036 ^•	1,900	1,873
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	687	701
Lehman XS Trust 5.354% due 06/25/2036 þ	77	80
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •	2,300	2,309
Long Beach Mortgage Loan Trust 2.524% due 08/25/2036 •	116	60
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •	400	398
Marlette Funding Trust 2.690% due 09/17/2029 (b)	600	600

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

MASTR Specialized Loan Trust 3.604% due 07/25/2035 •		1,417	1,382
Meritage Mortgage Loan Trust 3.154% due 11/25/2035 •		630	647
Monarch Grove CLO 3.460% due 01/25/2028 •		400	398
Morgan Stanley ABS Capital, Inc. Trust 2.534% due 10/25/2036 •		133	128
Morgan Stanley Mortgage Loan Trust 3.794% due 11/25/2036 ^•		766	378
Navient Student Loan Trust 3.554% due 03/25/2066 •		421	423
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •		290	289
Option One Mortgage Loan Trust 3.184% due 02/25/2035 •		724	713
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •		500	500
Renaissance Home Equity Loan Trust 3.590% due 09/25/2037		462	257
Saxon Asset Securities Trust
2.694% due 09/25/2036 •		3,000	2,834
2.714% due 09/25/2047 •		127	124
Securitized Asset-Backed Receivables LLC Trust 2.564% due 07/25/2036 •		3,339	1,741
Soundview Home Loan Trust
2.464% due 11/25/2036 •		320	136
2.584% due 07/25/2037 •		257	237
2.604% due 06/25/2037 •		493	370
2.684% due 05/25/2036 •		200	196
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		4,165	4,215
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		470	471
Symphony CLO Ltd. 3.627% due 10/15/2025 •		570	571
Telos CLO Ltd. 3.538% due 04/17/2028 •		300	299
THL Credit Wind River CLO Ltd. 0.000% due 01/15/2026 •(b)		1,500	1,500
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		280	283
Venture CLO Ltd. 3.321% due 02/28/2026 •		615	613
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		118	119
Wachovia Mortgage Loan Trust 3.064% due 10/25/2035 •		81	81
WhiteHorse Ltd. 3.518% due 04/17/2027 •		300	300
Total Asset-Backed Securities (Cost $40,699)			40,897
SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	100	3
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		2,116	43
63.705% (ARLLMONP) due 06/21/2020 ~(a)		13,034	300
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	642	468
3.000% due 09/20/2025 (d)		1,519	1,274
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (c)	BRL	787	199
Canadian Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	774	774
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	224	318
2.250% due 07/25/2020 (d)		511	602
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)		100	116
2.350% due 09/15/2024 (d)		747	915
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	818,043	7,925
0.100% due 03/10/2029 (d)		220,651	2,138
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	7,486	441
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	433	318
2.500% due 09/20/2035 (d)		1,373	1,169
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	232
Qatar Government International Bond 3.875% due 04/23/2023		$300	315
United Kingdom Gilt
0.125% due 08/10/2028 (d)	GBP	8,491	13,627
1.250% due 11/22/2027 (d)		19,996	34,348

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

1.875% due 11/22/2022 (d)		15,844	23,424
Total Sovereign Issues (Cost $89,289)			88,949
SHORT-TERM INSTRUMENTS 1.9%
COMMERCIAL PAPER 1.6%
Bank of Montreal
1.787% due 07/22/2019	CAD	500	381
1.797% due 07/19/2019		300	229
1.800% due 07/24/2019		200	153
1.802% due 07/26/2019		300	229
1.806% due 07/31/2019		2,500	1,906
Bank of Nova Scotia
1.773% due 07/22/2019		700	534
1.775% due 07/23/2019		100	76
1.775% due 07/25/2019		200	153
1.781% due 07/26/2019		100	76
1.785% due 07/22/2019		700	534
Broadcom, Inc.
2.830% due 07/18/2019		$500	499
2.870% due 07/16/2019		800	799
2.910% due 07/09/2019		900	899
Campbell Soup Co. 2.980% due 07/15/2019		300	300
Crown Castle International Corp. 2.800% due 07/17/2019		500	499
Enable Midstream Partners LP 3.150% due 07/25/2019		500	499
Enbridge (U.S.), Inc. 2.830% due 08/06/2019		2,400	2,393
Encana Corp.
3.120% due 07/08/2019		250	250
3.200% due 08/01/2019		750	748
Energy Transfer Partners LP 3.040% due 07/08/2019		1,900	1,899
HSBC Bank Canada
1.827% due 07/24/2019	CAD	500	381
1.828% due 07/25/2019		300	229
1.828% due 07/26/2019		500	381
1.854% due 07/11/2019		3,200	2,442
Royal Bank Of Canada
1.765% due 07/02/2019		1,000	763
1.773% due 07/22/2019		400	305
1.777% due 07/25/2019		300	229
1.777% due 07/26/2019		900	686
1.795% due 07/31/2019		1,500	1,144
Royal Caribbean Cruise
2.750% due 08/07/2019		$250	249
2.850% due 07/30/2019		400	399
2.900% due 07/15/2019		250	250
2.970% due 07/01/2019		400	400
Toronto-Dominion Bank
1.765% due 07/02/2019	CAD	1,600	1,222
1.787% due 07/22/2019		600	458
1.788% due 07/24/2019		800	610
1.792% due 07/16/2019		100	76
1.792% due 07/26/2019		200	153
1.795% due 07/19/2019		600	458
			23,891
REPURCHASE AGREEMENTS (g) 0.3%			5,087
Total Short-Term Instruments (Cost $28,892)			28,978
Total Investments in Securities (Cost $2,137,005)			2,223,809
		SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		2,850,217	28,194
Total Short-Term Instruments (Cost $28,192)			28,194
Total Investments in Affiliates (Cost $28,192)			28,194
Total Investments 151.8% (Cost $2,165,197)			$2,252,003
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $(2,978))			221

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (51.8)%	(768,990)
Net Assets 100.0%	$1,483,234

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,087	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,192)	$5,087	$5,088
Total Repurchase Agreements						$(5,192)	$5,087	$5,088

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	2.540%	04/04/2019	07/02/2019	$(177,325)	$(178,426)
	2.550	04/09/2019	07/09/2019	(68,340)	(68,742)
DEU	2.620	06/04/2019	07/05/2019	(61,688)	(61,810)
GRE	2.580	05/22/2019	07/18/2019	(13,292)	(13,330)
	2.610	04/30/2019	07/22/2019	(24,115)	(24,223)
	2.610	05/29/2019	07/10/2019	(6,331)	(6,346)
JPS	2.560	05/07/2019	07/09/2019	(32,706)	(32,834)
	2.600	06/06/2019	07/09/2019	(43,239)	(43,317)
RCY	2.600	05/08/2019	07/08/2019	(5,253)	(5,273)
	2.610	06/11/2019	07/23/2019	(6,422)	(6,431)
	2.610	06/26/2019	08/02/2019	(16,420)	(16,426)
Total Reverse Repurchase Agreements					$(457,158)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.660%	06/10/2019	07/10/2019	$(29,981)	$(30,028)
Total Sale-Buyback Transactions					$(30,028)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Fannie Mae UMBS, TBA	3.000%	07/01/2049	$17,000	$(17,058)	$(17,139)
Fannie Mae UMBS, TBA	3.000	08/01/2049	2,900	(2,921)	(2,921)
Total Short Sales (1.4)%				$(19,979)	$(20,060)

(h)	Securities with an aggregate market value of $505,309 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(410,422) at a weighted average interest rate of 2.569%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(20) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$127.250	08/23/2019	5	$5	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.500	08/23/2019	33	33	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	129.500	08/23/2019	138	138	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.000	08/23/2019	46	46	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	248	248	2	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	243	243	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.500	08/23/2019	307	307	3	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	147.000	08/23/2019	127	127	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	149.500	08/23/2019	143	143	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	188.000	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	190.000	08/23/2019	17	17	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.000	08/23/2019	93	93	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	225.000	08/23/2019	52	52	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	230.000	08/23/2019	137	137	1	0
Total Purchased Options					$14	$2

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$129.000	07/26/2019	77	$77	$(19)	$(20)
Total Written Options					$(19)	$(20)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	250	$3	$0	$0	$0
Call Options Strike @ EUR 113.800 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	1,570	9	(2)	9	(9)
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	400	5	0	0	0
Euro-Bobl September Futures	09/2019	18	2,752	14	2	0
Euro-Bund 10-Year Bond September Futures	09/2019	1,129	221,761	2,476	308	0
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	358	4	0	0	0
				$2,488	$319	$(9)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	7	$(565)	$(1)	$1	$0
Australia Government 10-Year Bond September Futures	09/2019	6	(605)	(7)	4	(1)
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	93	(350)	(232)	0	(23)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	92	(298)	(186)	0	(22)
Call Options Strike @ EUR 134.500 on Euro-Bobl September 2019 Futures (1)	08/2019	216	(88)	(6)	0	(12)
Euro-BTP Italy Government Bond September Futures	09/2019	250	(38,178)	(1,479)	0	(185)
Euro-Buxl 30-Year Bond September Futures	09/2019	154	(35,531)	(473)	32	(51)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	503	(94,299)	(1,923)	0	(137)
Euro-Schatz September Futures	09/2019	3,160	(403,467)	(402)	0	(108)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Japan Government 10-Year Bond September Futures	09/2019	5	(7,135)	(9)	2	(5)
Put Options Strike @ EUR 112.100 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	693	(28)	34	4	0
Put Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	93	(7)	104	2	0
Put Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	92	(12)	91	3	0
U.S. Treasury 5-Year Note September Futures	09/2019	458	(54,116)	(444)	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	274	(35,063)	(879)	0	(13)
U.S. Treasury 30-Year Bond September Futures	09/2019	19	(2,956)	(100)	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	275	(48,830)	(573)	45	(1)
United Kingdom Long Gilt September Futures	09/2019	201	(33,260)	(82)	64	0
				$(6,567)	$159	$(558)
Total Futures Contracts				$(4,079)	$478	$(567)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	100	$2	$0	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		$100	(5)	6	1	0	0
							$(3)	$6	$3	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,020	$3	$(7)	$(4)	$9	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		100	0	(10)	(10)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		482	3	(57)	(54)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		160	0	(19)	(19)	2	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(114)	(110)	1	0
Receive(6)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		$12,100	0	(56)	(56)	12	0
Pay(6)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		12,100	0	59	59	0	(12)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,250	(4)	7	3	2	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,500	150	(182)	(32)	5	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		9,710	89	(305)	(216)	8	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		5,690	(17)	(245)	(262)	4	0
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		110,070	(1,276)	(3,694)	(4,970)	87	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		1,240	124	(99)	25	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		240	29	(43)	(14)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,100	66	(253)	(187)	7	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021	GBP	7,450	27	(59)	(32)	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		13,140	(93)	(623)	(716)	13	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(16)	(17)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	(15)	(16)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		274,770	(15)	(98)	(113)	0	(2)
Pay	CPTFEMU	1.535	Maturity	03/15/2028	EUR	100	0	6	6	0	0
Pay	CPTFEMU	1.620	Maturity	05/15/2028		670	0	44	44	0	(2)
Pay	CPTFEMU	1.290	Maturity	01/15/2029		8,600	0	289	289	5	0
Pay	CPTFEMU	1.726	Maturity	02/15/2049		710	0	109	109	0	(6)
Pay	CPURNSA	2.070	Maturity	10/04/2019		$5,500	0	(31)	(31)	0	0
Pay	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	53	(42)	2	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	21	(9)	1	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,300	0	65	65	2	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		15,300	(3)	794	791	17	0
Pay	CPURNSA	2.151	Maturity	05/02/2029		55,000	0	1,195	1,195	65	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	120	0	0	0	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		50	0	0	0	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		550	0	(8)	(8)	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		23,510	(4)	(218)	(222)	43	0
Pay	UKRPI	3.603	Maturity	11/15/2028	GBP	120	0	1	1	0	0
Pay	UKRPI	3.633	Maturity	12/15/2028		400	0	6	6	1	0
Pay	UKRPI	3.695	Maturity	12/15/2028		80	0	2	2	0	0
Pay	UKRPI	4.465	Maturity	01/15/2029		9,100	0	(127)	(127)	24	0
Pay	UKRPI	3.520	Maturity	02/15/2029		8,700	0	(71)	(71)	23	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.470	Maturity	09/15/2032	640	(3)	(8)	(11)	1	0
Pay	UKRPI	3.500	Maturity	09/15/2033	30	0	0	0	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033	2,800	69	(35)	34	4	0
Pay	UKRPI	3.572	Maturity	05/15/2034	2,990	0	(50)	(50)	5	0
Pay	UKRPI	3.358	Maturity	04/15/2035	4,900	(231)	118	(113)	10	0
Pay	UKRPI	3.580	Maturity	06/15/2039	1,360	1	(3)	(2)	0	(1)
Pay	UKRPI	3.590	Maturity	06/15/2039	1,470	0	4	4	0	(1)
Pay	UKRPI	3.600	Maturity	06/15/2039	5,580	(1)	39	38	0	(3)
						$(1,209)	$(3,634)	$(4,843)	$367	$(28)
Total Swap Agreements						$(1,212)	$(3,628)	$(4,840)	$367	$(28)

(j)	Securities with an aggregate market value of $6,215 and cash of $6,404 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	09/2019	SGD	5,230		$3,821	$0	$(49)
	09/2019		$7,507	IDR	110,539,918	242	0
	10/2019	DKK	48,441		$7,436	0	0
	10/2019		$1,069	DKK	6,962	0	(1)
BPS	07/2019	CAD	3,100		$2,355	0	(12)
	07/2019	EUR	1,614		1,810	0	(25)
	07/2019	GBP	13,268		16,914	64	0
	07/2019	JPY	153,400		1,435	12	0
	07/2019	NZD	1,826		1,199	0	(28)
	07/2019		$44	ARS	2,191	6	0
	07/2019		2,405	CAD	3,200	39	0
	07/2019		82,801	GBP	65,282	104	0
	08/2019	GBP	65,282		$82,928	0	(107)
	08/2019		$526	RUB	34,320	14	0
	10/2019	DKK	15,715		$2,416	4	0
BRC	08/2019	MXN	4,723		238	0	(7)
	08/2019		$1,155	BRL	4,437	0	(3)
CBK	07/2019	ARS	3,660		$75	0	(7)
	07/2019	AUD	2,545		1,772	0	(15)
	07/2019	CAD	4,223		3,163	0	(61)
	07/2019	JPY	850,100		7,827	8	(67)
	07/2019		$1,934	DKK	12,714	3	0
	07/2019		20,667	EUR	18,185	11	0
	08/2019	EUR	18,185		$20,720	0	(11)
	08/2019	PEN	747		222	0	(4)
	08/2019		$2,883	BRL	11,094	0	(2)
	09/2019	COP	25,390,923		$7,879	18	0
	09/2019	TWD	229,219		7,433	5	0
	10/2019	DKK	25,429		3,900	0	(4)
GLM	07/2019	CAD	500		381	0	(1)
	07/2019	EUR	16,571		18,493	0	(350)
	07/2019	GBP	9,829		12,513	31	0
	08/2019		$3,395	BRL	13,016	0	(15)
	10/2019	DKK	6,960		$1,068	0	0
	10/2019	MXN	3,693		190	1	0
HUS	07/2019	CAD	400		304	0	(2)
	07/2019		$136	ARS	6,753	17	0
	07/2019		3,012	RUB	199,829	143	0
	08/2019	JPY	112,000		$1,042	0	0
JPM	07/2019	CAD	100		76	0	(1)
	07/2019	GBP	18,677		23,574	2	(146)
	07/2019		$3,783	ZAR	55,096	125	0
	01/2020	BRL	787		$205	3	0
MYI	07/2019	CAD	6,200		4,732	0	(5)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019	GBP	5,057		6,392	0	(30)
RYL	07/2019	CAD	2,100		1,594	0	(10)
SCX	07/2019		3,200		2,400	0	(44)
	07/2019	GBP	18,451		23,353	0	(78)
	07/2019		$4,014	RUB	266,244	190	0
SSB	07/2019	CAD	2,200		$1,670	0	(11)
TOR	07/2019		300		228	0	(1)
	09/2019		$7,422	COP	25,057,772	336	0
UAG	07/2019		9,323	JPY	1,003,500	0	(16)
	08/2019	JPY	1,003,500		$9,345	15	0
Total Forward Foreign Currency Contracts						$1,393	$(1,113)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-32 5-Year Index	Buy	1.650%	08/21/2019	44,400	$4	$1
OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	$73.000	08/06/2019	30,000	$1	$0
FAR	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	108.500	08/06/2019	1,100	0	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	73.000	07/08/2019	5,700	0	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	14,000	1	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	48,900	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	45,800	2	0
					$6	$0
Total Purchased Options					$10	$1

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	4,200	$(4)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,200	(4)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	3,500	(3)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	5,000	(8)	(1)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	8,300	(18)	(3)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	3,300	(3)	(1)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	1,900	(3)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,000	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	3,200	(5)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,500	(4)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,500	(2)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	600	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	6,300	(6)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,600	(5)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	200	(1)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	3,800	(6)	(1)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	1,800	(3)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,100	(3)	(1)
						$(82)	$(14)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	89,600	$(799)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	(409)	(15)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	29,800	(337)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	13,300	(246)	(6)
						$(1,823)	$(21)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	15,600	$(12)	$(2)
Total Written Options						$(1,917)	$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$2,750	$26	$(27)	$0	$(1)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	8,200	75	(77)	0	(2)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	950	8	(8)	0	0
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	3,400	31	(32)	0	(1)
							$140	$(144)	$0	$(4)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	3,480	$0	$(1)	$0	$(1)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		450	0	7	7	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		1,830	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		390	0	5	5	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$900	6	(102)	0	(96)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(188)	0	(188)
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	2,140	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,430	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		730	0	12	12	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		310	0	5	5	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,130	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		240	0	4	4	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		1,760	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		380	0	6	6	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		$300	0	(4)	0	(4)
								$6	$(257)	$39	$(290)
Total Swap Agreements								$146	$(401)	$39	$(294)

(l)	Securities with an aggregate market value of $291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$45,517	$0	$45,517
Industrials	0	10,110	0	10,110
Utilities	0	4,360	0	4,360
U.S. Government Agencies	0	282,600	0	282,600
U.S. Treasury Obligations	0	1,675,450	0	1,675,450
Non-Agency Mortgage-Backed Securities	0	46,948	0	46,948
Asset-Backed Securities	0	40,897	0	40,897
Sovereign Issues	0	88,949	0	88,949
U.S. Treasury Obligations	0	0	0	0
Short-Term Instruments
Commercial Paper	0	23,891	0	23,891
Repurchase Agreements	0	5,087	0	5,087
	$0	$2,223,809	$0	$2,223,809
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,194	$0	$0	$28,194

Total Investments	$28,194	$2,223,809	$0	$2,252,003

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(20,060)	0	(20,060)
U.S. Treasury Obligations	0	0	0	0
	$0	$(20,060)	$0	$(20,060)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	478	369	0	847
Over the counter	0	1,433	0	1,433
	$478	$1,802	$0	$2,280
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(567)	(48)	0	(615)
Over the counter	0	(1,444)	0	(1,444)
	$(567)	$(1,492)	$0	$(2,059)
Total Financial Derivative Instruments	$(89)	$310	$0	$221
Totals	$28,105	$2,204,059	$0	$2,232,164

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 177.4% ¤
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.6%
Wells Fargo & Co. 3.813% (US0003M + 1.230%) due 10/31/2023 ~	$6,000	$6,117
INDUSTRIALS 0.9%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,657	1,646
3.100% due 04/07/2030	1,657	1,639
Vessel Management Services, Inc. 3.432% due 08/15/2036	4,805	4,983
		8,268
Total Corporate Bonds & Notes (Cost $14,120)		14,385
U.S. GOVERNMENT AGENCIES 40.0%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	10,090
2.582% due 03/18/2031 •	1	1
2.757% due 07/25/2037 •	153	150
2.790% due 04/01/2030	2,109	2,139
2.854% due 10/25/2030 •	2	2
3.304% due 04/25/2032 •	18	18
3.454% due 03/25/2022 •	7	7
3.500% due 06/25/2044	2,841	3,087
3.682% due 06/01/2043 - 03/01/2044 •	305	307
4.000% due 09/25/2044 - 10/25/2044	14,525	15,702
4.157% due 04/01/2028 •	13	13
4.250% due 04/25/2037	540	581
4.327% due 07/01/2035 •	45	47
4.362% due 10/01/2024 •	18	18
4.500% due 10/25/2023 - 06/25/2025	1,410	1,457
4.597% due 02/01/2028 •	2	2
4.608% due 11/01/2034 •	41	44
4.625% due 11/01/2023 •	6	6
4.815% due 05/01/2025 •	3	3
5.108% due 12/01/2027 •	21	22
5.375% due 10/01/2024 •	1	1
5.625% due 04/17/2028	200	251
6.000% due 05/17/2027	173	187
6.500% due 11/25/2023 - 07/25/2031	706	790
6.750% due 06/25/2032	1,121	1,303
6.900% due 05/25/2023	20	21
7.000% due 12/25/2022 - 05/18/2027	978	1,057
7.800% due 10/25/2022	3	3
9.000% due 06/01/2027	10	10
Fannie Mae UMBS
2.500% due 11/01/2046	285	283
6.500% due 02/01/2022 - 08/01/2037	65	72
7.000% due 02/01/2038 - 03/01/2038	19	22
9.000% due 09/01/2030 - 11/01/2030	1	2
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	26,000	26,568
4.000% due 08/01/2049	123,100	127,170
4.500% due 08/01/2049	41,800	43,669
5.500% due 07/01/2049	3,400	3,627
Federal Farm Credit Bank
5.125% due 07/09/2029	675	841
5.750% due 12/07/2028	500	644
Federal Housing Administration
6.896% due 07/01/2020	42	42
7.430% due 10/01/2022 - 01/01/2024	13	12
Freddie Mac
2.794% due 01/15/2033 •	37	37
2.894% due 04/15/2029 - 12/15/2032 •	33	33
2.944% due 06/15/2031 •	15	15
3.394% due 09/15/2021 •	7	8
3.500% due 05/15/2042 - 01/15/2048	14,154	14,904
3.650% due 02/25/2028 ~	200	218
3.704% due 10/25/2044 •	1,887	1,906
3.800% due 10/25/2023 •	14	14

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

3.904% due 07/25/2044 •	480	493
4.000% due 07/15/2042	4,500	4,988
4.000% due 12/15/2042 •	4,716	4,541
4.097% due 10/25/2052 ~	6,797	7,481
4.500% due 02/15/2035 - 07/15/2035	2,294	2,414
4.631% due 10/01/2026 •	11	11
4.646% due 01/01/2028 •	9	10
4.651% due 06/01/2022 •	1	1
4.677% due 01/01/2028 •	17	17
4.825% due 09/01/2027 •	14	14
4.875% due 05/01/2022 •	1	1
5.500% due 06/15/2035	7,553	9,354
6.000% due 05/15/2028 - 09/15/2029	30	32
6.250% due 09/15/2023	267	281
6.500% due 08/01/2022 - 10/25/2043	275	301
7.000% due 07/15/2022 - 01/15/2024	51	54
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	52	52
3.625% due 04/20/2027 - 05/20/2032 •	169	172
3.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	49	50
4.000% (H15T1Y + 1.500%) due 03/20/2021 - 03/20/2026 ~	16	17
4.000% due 01/20/2027 - 01/20/2028 •	56	58
4.000% due 08/20/2044 - 09/20/2044	29,811	31,816
4.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2026 ~	17	17
4.125% due 10/20/2026 - 11/20/2027 •	42	44
6.000% due 08/20/2033	1,504	1,683
6.500% due 08/20/2034 - 09/20/2034	10	12
Residual Funding Corp. STRIPS 0.000% due 07/15/2020 - 04/15/2030 (a)	47,244	36,306
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	9,947
Small Business Administration 5.240% due 08/01/2023	314	328
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (a)	7,400	5,554
Total U.S. Government Agencies (Cost $355,893)		373,455
U.S. TREASURY OBLIGATIONS 126.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	36,580	36,407
2.500% due 05/15/2046	17,200	17,082
2.750% due 08/15/2042	22,800	23,907
2.750% due 11/15/2042	24,500	25,667
2.875% due 05/15/2043 (d)	80,220	85,741
3.000% due 05/15/2042 (d)	78,570	85,974
3.000% due 11/15/2044	37,130	40,527
3.000% due 05/15/2045 (d)	91,200	99,636
3.000% due 11/15/2045	680	743
3.125% due 11/15/2041	38,500	43,061
3.125% due 02/15/2042	32,300	36,095
3.125% due 02/15/2043 (d)	95,625	106,562
3.125% due 08/15/2044	35,090	39,118
3.375% due 05/15/2044 (d)	101,520	117,882
3.625% due 08/15/2043 (d)	50,200	60,554
3.625% due 02/15/2044 (d)	70,700	85,369
3.750% due 08/15/2041	2,740	3,363
4.250% due 11/15/2040	1,300	1,705
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022	2,627	2,606
0.500% due 01/15/2028	13,487	13,713
0.625% due 01/15/2026	828	848
0.750% due 07/15/2028	6,514	6,791
0.750% due 02/15/2045	1,411	1,397
0.875% due 01/15/2029	4,048	4,263
1.000% due 02/15/2048	4,663	4,911
1.375% due 02/15/2044	1,063	1,209
2.500% due 01/15/2029	10,127	12,190
U.S. Treasury Notes
2.875% due 05/15/2049 (d)	81,600	87,416
1.375% due 09/30/2023 (d)(f)	53,800	52,976
1.750% due 01/31/2023 (f)	2,250	2,251
2.000% due 04/30/2024	47,100	47,598
2.000% due 06/30/2024	19,000	19,199
2.125% due 02/29/2024 (f)	1,017	1,034
2.125% due 07/31/2024	8,200	8,336
2.750% due 06/30/2025	2,000	2,104
U.S. Treasury STRIPS (a)
0.000% due 05/15/2044	2,800	1,478
0.000% due 08/15/2044	4,800	2,518
Total U.S. Treasury Obligations (Cost $1,106,040)		1,182,231
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
BAMLL Commercial Mortgage Securities Trust
3.444% due 04/15/2036 •	2,200	2,205

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

4.325% due 08/15/2046 ~	9,800	10,963
Bear Stearns Adjustable Rate Mortgage Trust
4.436% due 02/25/2033 ~	6	5
4.673% due 02/25/2034 ~	106	109
4.785% due 04/25/2033 ~	21	22
4.886% due 01/25/2034 ~	48	50
Bear Stearns ALT-A Trust 4.294% due 09/25/2035 ^~	336	284
Bear Stearns Mortgage Securities, Inc. 4.405% due 06/25/2030 ~	1	1
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,569
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,884
3.942% due 04/10/2033 ~	2,600	2,751
Countrywide Alternative Loan Trust
2.584% due 05/25/2047 •	452	439
2.614% due 05/25/2035 •	389	374
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •	74	70
3.044% due 03/25/2035 •	569	528
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	44	48
6.500% due 04/25/2033	1	2
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~	99	101
Credit Suisse Mortgage Capital Certificates 2.600% due 11/27/2036 •	3,186	3,188
Credit Suisse Mortgage Capital LLC 3.953% due 09/15/2037	10,000	10,620
DBWF Mortgage Trust 3.791% due 12/10/2036	7,300	7,851
HarborView Mortgage Loan Trust
2.630% due 03/19/2036 ^•	399	379
2.830% due 05/19/2035 •	318	309
4.697% due 07/19/2035 ^~	105	96
Impac CMB Trust 2.904% due 10/25/2035 •	1,668	1,638
JPMorgan Chase Commercial Mortgage Securities Trust 2.798% due 10/05/2031	4,400	4,443
JPMorgan Mortgage Trust 4.697% due 07/25/2035 ~	129	136
Morgan Stanley Capital Trust 4.418% due 07/11/2040	2,800	3,142
Motel 6 Trust 3.314% due 08/15/2034 •	4,932	4,939
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.099% due 10/25/2035 ~	1,297	1,306
Residential Accredit Loans, Inc. Trust
2.704% due 08/25/2035 •	321	290
6.000% due 06/25/2036 ^	784	736
Sequoia Mortgage Trust
2.733% due 07/20/2033 •	208	205
3.090% due 10/19/2026 •	8	8
3.143% due 10/20/2027 •	3	3
Structured Adjustable Rate Mortgage Loan Trust 2.624% due 05/25/2037 •	865	824
Structured Asset Mortgage Investments Trust
2.624% due 05/25/2036 •	129	122
3.050% due 09/19/2032 •	6	6
3.230% due 10/19/2033 •	70	67
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 08/25/2046 •	282	270
2.664% due 11/25/2045 •	26	26
2.714% due 01/25/2045 •	391	389
3.292% due 12/25/2046 •	457	459
3.504% due 02/25/2046 •	717	733
3.904% due 06/25/2042 •	16	15
3.904% due 08/25/2042 •	13	12
Wells Fargo Mortgage-Backed Securities Trust 4.991% due 03/25/2036 ~	304	312
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,694
Total Non-Agency Mortgage-Backed Securities (Cost $66,597)		68,623
ASSET-BACKED SECURITIES 1.1%
Bear Stearns Asset-Backed Securities Trust
3.064% due 10/25/2032 •	32	33
3.404% due 11/25/2042 •	289	290
CIT Group Home Equity Loan Trust 2.970% due 06/25/2033 •	16	16
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •	13	8
ECMC Group Student Loan Trust 3.240% due 02/27/2068	838	834

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

LA Arena Funding LLC 7.656% due 12/15/2026	15	16
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •	172	173
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	6,200	6,289
SLM Student Loan Trust 3.180% due 10/25/2029 •	900	896
Soundview Home Loan Trust 2.464% due 11/25/2036 •	160	68
Specialty Underwriting & Residential Finance Trust 3.204% due 10/25/2035 •	1,477	1,469
Washington Mutual Asset-Backed Certificates Trust 2.464% due 10/25/2036 •	97	50
Total Asset-Backed Securities (Cost $10,137)		10,142
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.6%		6,059
Total Short-Term Instruments (Cost $6,059)		6,059
Total Investments in Securities (Cost $1,558,846)		1,654,895
	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short Asset Portfolio	4,545,414	45,209
PIMCO Short-Term Floating NAV Portfolio III	15,961	158
Total Short-Term Instruments (Cost $45,696)		45,367
Total Investments in Affiliates (Cost $45,696)		45,367
Total Investments 182.3% (Cost $1,604,542)		$1,700,262
Financial Derivative Instruments (e)(g) 0.1%(Cost or Premiums, net $1,176)		1,160
Other Assets and Liabilities, net (82.4)%		(768,789)
Net Assets 100.0%		$932,633

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$6,059	U.S. Treasury Notes 2.250% due 03/31/2021	$(6,180)	$6,059	$6,060
Total Repurchase Agreements						$(6,180)	$6,059	$6,060

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.590%	05/07/2019	07/16/2019	$(1,037)	$(1,042)
	2.600	05/06/2019	07/15/2019	(42,849)	(43,022)
	2.600	05/09/2019	07/09/2019	(77,718)	(78,015)
	2.600	05/29/2019	07/09/2019	(19,742)	(19,789)
BOS	2.390	06/12/2019	07/12/2019	(39,985)	(40,035)
BSN	2.540	04/04/2019	07/02/2019	(16,540)	(16,643)
	2.550	04/10/2019	07/09/2019	(36,750)	(36,963)
CIB	2.600	04/10/2019	07/10/2019	(5,453)	(5,486)
	2.600	05/30/2019	07/08/2019	(19,986)	(20,032)
GRE	2.610	05/29/2019	07/10/2019	(83,514)	(83,714)
IND	2.560	05/07/2019	08/07/2019	(5,291)	(5,312)
	2.570	05/16/2019	07/16/2019	(91,125)	(91,424)
	2.620	06/19/2019	07/12/2019	(46,757)	(46,797)
JPS	2.380	06/18/2019	08/15/2019	(46,541)	(46,580)
RCY	2.600	05/08/2019	07/08/2019	(33,412)	(33,543)
Total Reverse Repurchase Agreements					$(568,397)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.6)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$14,700	$(14,808)	$(14,808)
Total Short Sales (1.6)%				$(14,808)	$(14,808)

(d)	Securities with an aggregate market value of $586,786 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(435,781) at a weighted average interest rate of 2.580%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$109.500	08/23/2019	11	$22	$0	$0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	109.625	08/23/2019	1	2	0	0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	109.750	08/23/2019	531	1,062	5	1
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.000	08/23/2019	68	136	1	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.250	08/23/2019	126	252	1	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.375	08/23/2019	3	6	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.500	08/23/2019	19	38	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	111.250	08/23/2019	131	262	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	125.750	08/23/2019	99	99	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.500	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.750	08/23/2019	14	14	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.750	08/23/2019	94	94	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	129.000	08/23/2019	87	87	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	33	33	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	140.500	08/23/2019	46	46	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	142.500	08/23/2019	15	15	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	143.000	08/23/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	144.500	08/23/2019	14	14	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.000	08/23/2019	43	43	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	236	236	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	124	124	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	158.000	08/23/2019	595	595	5	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	165.000	08/23/2019	970	970	8	1
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	193.000	08/23/2019	191	191	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	46	46	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	200.000	08/23/2019	108	108	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	103.000	08/23/2019	514	514	5	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	110.000	08/23/2019	11	11	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	112.000	08/23/2019	234	234	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	114.000	08/23/2019	35	35	0	0
Total Purchased Options					$38	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note August 2019 Futures	$116.750	07/26/2019	86	$86	$(17)	$(3)
Call - CBOT U.S. Treasury 5-Year Note August 2019 Futures	118.250	07/26/2019	86	86	(15)	(32)
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	124.500	07/26/2019	80	80	(29)	(1)
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	125.500	07/26/2019	6	6	(2)	0
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	126.500	07/26/2019	30	30	(8)	(4)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	80	80	(27)	(98)
Put - CBOT U.S. Treasury 10-Year Note August 2019 Futures	127.000	07/26/2019	39	39	(12)	(10)
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	129.000	07/26/2019	75	75	(19)	(20)
Total Written Options					$(129)	$(168)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	796	$195,010	$138	$0	$(20)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	176	31,251	1,254	0	(33)
				$1,392	$0	$(53)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	834	$(179,460)	$(926)	$33	$0
U.S. Treasury 5-Year Note September Futures	09/2019	166	(19,614)	(55)	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	332	(42,486)	(913)	0	(10)
U.S. Treasury 10-Year Ultra September Futures	09/2019	2,056	(283,985)	(7,940)	0	(64)
U.S. Treasury 30-Year Bond September Futures	09/2019	347	(53,991)	(2,012)	43	0
				$(11,846)	$76	$(74)
Total Futures Contracts				$(10,454)	$76	$(127)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(1)	3-Month USD-LIBOR	2.600%	Semi-Annual	03/16/2021	$835,200	$(360)	$8,172	$7,812	$0	$(275)
Receive(1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	835,200	427	(8,852)	(8,425)	76	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	152,800	(168)	(3,821)	(3,989)	48	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	103,800	(2,149)	(3,954)	(6,103)	89	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,900	58	(164)	(106)	6	0
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028	3,300	0	295	295	0	(5)
Pay	3-Month USD-LIBOR	3.210	Semi-Annual	11/15/2028	3,400	(10)	383	373	0	(5)
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	15,000	(41)	1,700	1,659	0	(23)
Receive(1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037	31,000	(158)	(1,735)	(1,893)	82	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,200	149	(394)	(245)	13	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	24,300	2,374	(3,767)	(1,393)	144	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	12,000	763	(2,801)	(2,038)	77	0
Total Swap Agreements						$885	$(14,938)	$(14,053)	$535	$(308)

(f)	Securities with an aggregate market value of $8,870 and cash of $2,554 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	11/07/2019	34,300	$800	$1
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	2,200	41	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	3,200	68	0
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	181,100	474	3,037
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	10,600	231	0
							$1,614	$3,038

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.000	08/06/2019	15,000	$1	$0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	132.000	09/05/2019	11,300	0	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	73.000	08/06/2019	20,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	73.000	09/05/2019	61,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	74.500	07/08/2019	21,000	1	0
					$5	$0
Total Purchased Options					$1,619	$3,038

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	7,600	$(62)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,100	(145)	0
						$(207)	$0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	11/07/2019	113,000	$(631)	$0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	36,700	(396)	(1,887)
							$(1,027)	$(1,887)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$99.766	09/05/2019	600	$(2)	$(2)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.766	09/05/2019	600	(1)	(1)
					$(3)	$(3)
Total Written Options					$(1,237)	$(1,890)

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,117	$0	$6,117
Industrials	0	8,268	0	8,268
U.S. Government Agencies	0	373,455	0	373,455
U.S. Treasury Obligations	0	1,182,231	0	1,182,231
Non-Agency Mortgage-Backed Securities	0	68,623	0	68,623
Asset-Backed Securities	0	10,142	0	10,142
Short-Term Instruments
Repurchase Agreements	0	6,059	0	6,059
	$0	$1,654,895	$0	$1,654,895
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,367	$0	$0	$45,366
Total Investments	$45,367	$1,654,895	$0	$1,700,262
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,808)	$0	$(14,808)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	539	0	615
Over the counter	0	3,038	0	3,038
	$76	$3,577	$0	$3,653
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(127)	(476)	0	(603)
Over the counter	0	(1,890)	0	(1,890)
	$(127)	$(2,366)	$0	$(2,493)
Total Financial Derivative Instruments	$(51)	$1,211	$0	$1,160
Totals	$45,316	$1,641,298	$0	$1,686,614

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.7% ¤

CORPORATE BONDS & NOTES 54.6%

BANKING & FINANCE 39.9%

ABN AMRO Bank NV 0.750% due 06/09/2020	EUR	400	$459
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$2,300	2,353
AerCap Ireland Capital DAC 4.625% due 10/30/2020		700	718
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		1,200	1,270
American Express Co.
3.050% (US0003M + 0.525%) due 05/17/2021 ~		1,000	1,004
3.165% (US0003M + 0.600%) due 11/05/2021 ~		600	603
3.375% due 05/17/2021		900	917
3.700% due 11/05/2021		600	618
American Tower Corp. 2.800% due 06/01/2020		1,500	1,504
Asian Development Bank 1.875% due 08/10/2022		800	801
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	400	466
3.300% due 05/17/2021		$500	509
Aviation Capital Group LLC 2.875% due 01/20/2022		600	604
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023		1,200	1,251
Bank of America Corp.
3.269% (US0003M + 0.790%) due 03/05/2024 ~		500	501
3.499% due 05/17/2022 •		1,900	1,938
Bank of America N.A. 3.335% due 01/25/2023 •		1,200	1,231
Bank of China Ltd. 1.875% due 07/12/2019		1,600	1,600
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,016
3.948% (US0003M + 1.430%) due 02/15/2023 ~		$700	697
4.610% due 02/15/2023 •		800	829
BNG Bank NV 2.125% due 12/14/2020		3,000	3,007
Citibank N.A. 3.050% due 05/01/2020		300	302
Citigroup, Inc.
2.450% due 01/10/2020		200	200
3.142% due 01/24/2023 •		600	610
3.272% (US0003M + 0.690%) due 10/27/2022 ~		600	601
3.374% (US0003M + 0.790%) due 01/10/2020 ~		1,000	1,003
Compass Bank
2.750% due 09/29/2019		1,000	1,000
3.181% (US0003M + 0.730%) due 06/11/2021 ~		500	500
Cooperatieve Rabobank UA
3.016% (US0003M + 0.430%) due 04/26/2021 ~		1,300	1,305
3.125% due 04/26/2021		1,300	1,321
Credit Agricole S.A. 3.601% (US0003M + 1.020%) due 04/24/2023 ~		1,900	1,897
Dexia Credit Local S.A. 2.500% due 01/25/2021		1,400	1,409
Ford Motor Credit Co. LLC 3.495% (US0003M + 0.930%) due 11/04/2019 ~		500	501
Goldman Sachs Group, Inc.
3.752% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,208
3.940% (US0003M + 1.360%) due 04/23/2021 ~		500	508
6.000% due 06/15/2020		400	413
HSBC France S.A. 0.625% due 12/03/2020	EUR	900	1,037
HSBC Holdings PLC
3.033% due 11/22/2023 •		$700	709
3.086% (US0003M + 0.650%) due 09/11/2021 ~		500	501
ING Bank NV 0.750% due 11/24/2020	EUR	400	461
International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600	3,585
2.250% due 01/17/2023	CAD	2,800	2,181

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

International Lease Finance Corp. 8.250% due 12/15/2020		$500	540
JPMorgan Chase & Co.
2.550% due 10/29/2020		300	301
3.012% (US0003M + 0.610%) due 06/18/2022 ~		400	401
JPMorgan Chase Bank N.A.
2.926% (US0003M + 0.340%) due 04/26/2021 ~		1,800	1,802
3.086% due 04/26/2021 •		800	804
KEB Hana Bank 3.375% due 01/30/2022		2,100	2,145
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,429
Macquarie Bank Ltd. 3.702% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,011
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	400
3.500% due 12/29/2020		600	610
3.519% (US0003M + 1.200%) due 12/29/2021 ~		700	702
Mitsubishi UFJ Financial Group, Inc. 2.527% due 09/13/2023		2,200	2,196
Mizuho Bank Ltd. 2.400% due 03/26/2020		600	600
Mizuho Financial Group, Inc. 3.086% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	778
Morgan Stanley 3.981% (US0003M + 1.400%) due 10/24/2023 ~		$500	510
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	346
3.450% due 12/04/2023		$1,500	1,582
3.625% due 06/20/2023		1,500	1,569
Nederlandse Waterschapsbank NV 2.125% due 11/15/2021		2,100	2,114
ORIX Corp. 4.050% due 01/16/2024		900	955
Private Export Funding Corp.
2.100% due 12/19/2019		1,500	1,499
2.650% due 02/16/2021		1,000	1,010
Reliance Standard Life Global Funding 2.500% due 01/15/2020		1,500	1,499
Royal Bank of Canada 3.350% due 10/22/2021		2,300	2,365
Royal Bank of Scotland Group PLC 3.899% (US0003M + 1.550%) due 06/25/2024 ~		500	499
SBA Communications Corp. 4.875% due 09/01/2024		400	413
SL Green Operating Partnership LP 3.505% (US0003M + 0.980%) due 08/16/2021 ~		600	600
Stadshypotek AB 2.500% due 04/05/2022		1,000	1,010
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		1,700	1,702
2.971% (US0003M + 0.370%) due 10/16/2020 ~		900	901
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024	EUR	900	1,055
Sumitomo Mitsui Trust Bank Ltd. 3.511% (US0003M + 0.910%) due 10/18/2019 ~		$1,200	1,203
Swedbank AB 0.250% due 11/07/2022	EUR	400	458
Toronto-Dominion Bank
2.250% due 09/25/2019		$1,400	1,400
3.350% due 10/22/2021		2,300	2,368
U.S. Bank N.A.
2.831% (US0003M + 0.250%) due 07/24/2020 ~		1,200	1,202
3.050% due 07/24/2020		600	605
UBS AG
2.450% due 12/01/2020		1,300	1,302
3.000% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,305
3.031% (US0003M + 0.580%) due 06/08/2020 •		200	201
UBS Group Funding Switzerland AG 4.377% (US0003M + 1.780%) due 04/14/2021 •		800	820
UniCredit SpA
6.497% (US0003M + 3.900%) due 01/14/2022 ~		600	624
7.830% due 12/04/2023		1,200	1,372
WEA Finance LLC 3.250% due 10/05/2020		700	707
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	1,000
3.050% due 05/15/2020		600	604
3.100% due 06/03/2021	AUD	1,600	1,157
			97,824
INDUSTRIALS 10.5%

Apple, Inc. 2.850% due 02/23/2023		$1,200	1,229

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

CA, Inc. 3.600% due 08/01/2020	300	302
Campbell Soup Co.
2.910% (US0003M + 0.500%) due 03/16/2020 ~	1,200	1,201
3.040% (US0003M + 0.630%) due 03/15/2021 ~	500	499
Conagra Brands, Inc. 3.800% due 10/22/2021	900	925
CVS Health Corp. 3.125% due 03/09/2020	600	602
Danone S.A.
1.691% due 10/30/2019	300	299
2.077% due 11/02/2021	580	576
2.589% due 11/02/2023	600	603
Dell International LLC 4.420% due 06/15/2021	900	927
DXC Technology Co. 3.470% (US0003M + 0.950%) due 03/01/2021 ~	692	692
eBay, Inc.
2.150% due 06/05/2020	800	798
3.800% due 03/09/2022	700	725
ERAC USA Finance LLC
2.350% due 10/15/2019	1,200	1,199
2.600% due 12/01/2021	300	301
General Mills, Inc. 3.141% (US0003M + 0.540%) due 04/16/2021 ~	500	500
Georgia-Pacific LLC
2.539% due 11/15/2019	800	800
5.400% due 11/01/2020	200	208
Heathrow Funding Ltd. 4.875% due 07/15/2023	600	639
Intel Corp.
1.700% due 05/19/2021	400	397
2.615% (US0003M + 0.080%) due 05/11/2020 ~	700	700
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023	1,000	1,016
Komatsu Finance America, Inc.
2.118% due 09/11/2020	500	498
2.437% due 09/11/2022	500	500
Kraft Heinz Foods Co. 3.500% due 07/15/2022	500	512
Local Initiatives Support Corp. 3.005% due 03/01/2022	700	710
Microsoft Corp. 1.100% due 08/08/2019	400	400
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	400	399
2.000% due 10/28/2021	1,400	1,387
Mondelez International, Inc. 3.000% due 05/07/2020	500	502
NTT Finance Corp. 1.900% due 07/21/2021	500	496
Oracle Corp.
1.900% due 09/15/2021	1,000	995
5.000% due 07/08/2019	600	600
Ryder System, Inc. 2.875% due 06/01/2022	1,200	1,214
Telefonica Emisiones S.A.
5.134% due 04/27/2020	1,000	1,021
5.462% due 02/16/2021	500	524
Zoetis, Inc. 3.250% due 02/01/2023	900	919
		25,815
UTILITIES 4.2%

AT&T, Inc. 3.547% (US0003M + 0.950%) due 07/15/2021 ~	400	404
Avangrid, Inc. 3.150% due 12/01/2024	1,200	1,224
Baltimore Gas & Electric Co. 3.350% due 07/01/2023	1,000	1,036
Consolidated Edison, Inc. 2.000% due 05/15/2021	900	895
Electricite de France S.A. 3.625% due 10/13/2025	500	528
Exelon Corp. 2.850% due 06/15/2020	500	502
NextEra Energy Capital Holdings, Inc. 2.921% (US0003M + 0.400%) due 08/21/2020 ~	500	500
Sempra Energy
2.400% due 03/15/2020	500	500
2.860% (US0003M + 0.450%) due 03/15/2021 ~	700	697
3.097% (US0003M + 0.500%) due 01/15/2021 ~	1,200	1,196
Southern Power Co. 1.950% due 12/15/2019	1,700	1,695

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

Telstra Corp. Ltd. 4.800% due 10/12/2021	600	631
Vodafone Group PLC 3.750% due 01/16/2024	500	524
		10,332
Total Corporate Bonds & Notes (Cost $132,751)		133,971

U.S. GOVERNMENT AGENCIES 31.4%

Fannie Mae
1.000% due 01/25/2043	21	20
2.827% (US0001M + 0.350%) due 09/25/2042 •	49	49
3.304% (LIBOR01M + 0.900%) due 06/25/2021 - 09/25/2021 •	1	1
3.330% due 11/01/2023	1,182	1,236
3.500% due 02/25/2043 (a)	1,237	142
3.543% (COF 11 + 1.250%) due 08/01/2029 •	10	10
3.682% (12MTA + 1.200%) due 07/01/2042 •	12	12
3.732% (12MTA + 1.250%) due 09/01/2041 •	34	34
3.882% (12MTA + 1.400%) due 09/01/2040 •	3	3
4.120% (US0012M + 1.258%) due 11/01/2034 •	3	4
4.263% (12MTA + 1.821%) due 11/01/2035 •	6	6
4.394% (US0012M + 1.506%) due 05/01/2035 •	6	6
4.401% (US0012M + 1.625%) due 11/01/2035 •	13	14
4.534% (US0012M + 1.750%) due 08/01/2035 •	47	49
4.561% (US0012M + 1.636%) due 07/01/2035 •	3	3
5.000% due 01/25/2040 - 07/25/2040	297	322
5.349% due 12/25/2042 ~	5	6
5.750% due 10/25/2035	12	14
5.848% (COF 11 + 1.250%) due 02/01/2031 •	5	5
7.500% due 07/25/2022	4	5
Fannie Mae UMBS
4.000% due 06/01/2048 - 10/01/2048	13,063	13,510
4.500% due 11/01/2048	401	421
5.500% due 01/01/2025 - 02/01/2028	261	273
6.000% due 05/01/2037	1	1
Fannie Mae UMBS, TBA
3.000% due 09/01/2049	2,000	2,013
3.500% due 08/01/2049	10,000	10,218
4.500% due 08/01/2049	1,400	1,463
FDIC Structured Sale Guaranteed Notes 2.902% (LIBOR01M + 0.500%) due 11/29/2037 •	78	78
Freddie Mac
2.000% due 11/15/2026	463	463
2.470% (LIBOR01M + 0.040%) due 12/25/2036 •	8	8
2.844% (LIBOR01M + 0.450%) due 11/15/2030 •	1	1
2.875% due 04/25/2026	1,900	1,966
2.886% (LIBOR01M + 0.400%) due 12/15/2042 •	1,303	1,301
2.939% due 04/25/2029	1,900	1,969
3.104% (LIBOR01M + 0.710%) due 10/15/2037 •	55	56
3.488% (12MTA + 1.200%) due 02/25/2045 •	27	27
4.000% due 06/01/2048 - 11/01/2048	9,016	9,345
4.542% (US0012M + 1.687%) due 07/01/2035 •	8	8
4.546% (H15T1Y + 2.250%) due 08/01/2035 •	25	27
4.579% (US0012M + 1.722%) due 06/01/2035 •	33	34
5.000% due 10/01/2033	6	6
5.849% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 •	405	458
6.500% due 07/25/2043	53	62
7.000% due 04/15/2023	1	1
Ginnie Mae
2.740% due 10/20/2043 •	985	981
2.840% (LIBOR01M + 0.400%) due 11/20/2045 •	193	193
2.927% (US0001M + 0.460%) due 02/20/2067 •	763	763
2.944% (LIBOR01M + 0.550%) due 12/16/2025 •	1	1
2.953% (US0001M + 0.460%) due 06/20/2065 •	286	286
2.959% due 04/20/2065	189	189
3.009% due 07/20/2067	1,428	1,429
3.047% (US0001M + 0.580%) due 05/20/2066 •	480	481
3.097% due 03/20/2065 •	984	985
3.109% due 04/20/2065	216	216
3.117% (US0001M + 0.650%) due 11/20/2065 •	651	654
3.187% (US0001M + 0.720%) due 02/20/2066 •	650	653
3.237% (US0001M + 0.770%) due 10/20/2066 •	888	894
3.487% (US0012M + 0.750%) due 06/20/2067 •	1,138	1,160
3.625% (H15T1Y + 1.500%) due 06/20/2027 - 05/20/2030 •	20	21
4.000% (H15T1Y + 1.500%) due 02/20/2032 •	8	9
4.500% due 12/20/2048 - 04/20/2049	2,480	2,586
5.000% due 02/20/2041 (a)	2	0
5.000% due 08/20/2048 - 04/20/2049	8,951	9,394
Ginnie Mae, TBA
4.500% due 08/01/2049	4,800	5,001

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 08/01/2049		5,200	5,435
Total U.S. Government Agencies (Cost $76,123)			76,981

U.S. TREASURY OBLIGATIONS 16.6%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022 (d)		9,771	9,696
0.125% due 01/15/2023		5,313	5,285
0.250% due 01/15/2025		1,834	1,836
0.375% due 07/15/2023 (d)(f)		9,552	9,632
0.625% due 04/15/2023 (d)		9,566	9,681
0.875% due 01/15/2029		4,250	4,476
Total U.S. Treasury Obligations (Cost $40,092)			40,606

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

American Home Mortgage Investment Trust
4.213% due 10/25/2034 •		6	6
4.544% due 02/25/2045 •		9	10
Banc of America Funding Trust 4.793% due 05/25/2035 ~		166	177
Banc of America Mortgage Trust
4.658% due 08/25/2034 ~		86	89
4.927% due 03/25/2033 ~		183	185
Bear Stearns Adjustable Rate Mortgage Trust
4.436% due 02/25/2033 ~		1	1
4.886% due 01/25/2034 ~		8	8
Bear Stearns ALT-A Trust
4.294% due 09/25/2035 ^~		11	9
4.625% due 05/25/2035 ~		45	46
Citigroup Mortgage Loan Trust
2.474% due 01/25/2037 •		53	49
4.810% due 05/25/2035 •		10	10
4.820% due 10/25/2035 •		6	6
Countrywide Home Loan Mortgage Pass-Through Trust
4.280% due 11/25/2034 ~		28	29
4.285% due 02/20/2035 ~		20	20
4.667% due 02/20/2036 ^•		52	49
Credit Suisse Mortgage Capital Certificates 4.018% due 09/26/2047 ~		30	30
Eurosail PLC 1.739% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,043	1,321
First Horizon Alternative Mortgage Securities Trust 3.954% due 01/25/2035 ~		$154	156
FirstMac Mortgage Funding Trust
2.418% due 03/08/2049 •	AUD	552	387
2.668% due 03/08/2049 •		800	559
GMAC Mortgage Corp. Loan Trust 4.659% due 11/19/2035 ~		$12	12
Great Hall Mortgages PLC 2.532% due 06/18/2039 •		147	143
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		500	507
GSR Mortgage Loan Trust
3.919% due 06/25/2034 ~		14	14
4.440% due 11/25/2035 ~		57	58
4.500% due 09/25/2035 ~		46	48
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		31	25
Merrill Lynch Mortgage Investors Trust 2.654% due 11/25/2035 •		2	1
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.684% due 12/25/2035 •		53	50
Prime Mortgage Trust 2.804% due 02/25/2034 •		3	3
RBSSP Resecuritization Trust
4.560% due 01/26/2036 •		55	56
4.642% due 12/25/2035 ~		147	152
Structured Adjustable Rate Mortgage Loan Trust
3.904% due 01/25/2035 ^•		42	41
4.566% due 02/25/2034 ~		39	39
4.614% due 08/25/2034 ~		52	53
Structured Asset Mortgage Investments Trust
2.640% due 07/19/2035 •		18	18
2.664% due 03/25/2037 •		85	62
2.684% due 02/25/2036 ^•		21	20
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	1,000	1,275
WaMu Mortgage Pass-Through Certificates Trust
2.674% due 12/25/2045 •		$15	15
2.694% due 10/25/2045 •		98	99
3.144% due 11/25/2034 •		47	48
3.904% due 06/25/2042 •		11	11
Washington Mutual Mortgage Pass-Through Certificates Trust 3.941% due 02/25/2033 ~		1	1

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
4.905% due 10/25/2035 ~		197	202
4.947% due 06/25/2035 ~		68	71
Total Non-Agency Mortgage-Backed Securities (Cost $6,514)			6,171

ASSET-BACKED SECURITIES 6.3%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.514% due 03/25/2035 •		1,300	1,316
Bear Stearns Asset-Backed Securities Trust 3.404% due 10/25/2037 •		109	110
Countrywide Asset-Backed Certificates 2.824% due 01/25/2045 •		314	314
Countrywide Asset-Backed Certificates Trust, Inc. 3.144% due 12/25/2034 •		1,695	1,711
CPS Auto Receivables Trust 3.180% due 06/15/2022		922	926
Drive Auto Receivables Trust
2.674% due 03/15/2022 •		2,400	2,400
2.930% due 03/15/2022		2,400	2,405
Edsouth Indenture LLC 3.554% due 09/25/2040 •		96	96
Ford Credit Auto Owner Trust 2.440% due 01/15/2027		400	401
GE-WMC Mortgage Securities Trust 2.444% due 08/25/2036 •		2	1
Gracechurch Card Funding PLC 2.794% due 07/15/2022 •		600	600
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •		22	22
Morgan Stanley ABS Capital, Inc. Trust 2.454% due 07/25/2036 •		11	5
Navient Private Education Loan Trust 2.744% due 12/15/2059 •		254	254
Nelnet Student Loan Trust 4.171% due 11/25/2024 •		499	500
NovaStar Mortgage Funding Trust 2.724% due 05/25/2036 •		317	313
Palmer Square Loan Funding Ltd. 3.247% due 07/15/2026 •		471	468
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •		98	98
Penarth Master Issuer PLC
2.762% due 03/18/2022 •		600	600
2.932% due 09/18/2022		600	600
RAAC Trust 2.884% due 03/25/2037 •		33	33
Securitized Asset-Backed Receivables LLC Trust 2.570% due 12/25/2036 ^		47	16
SLC Student Loan Trust
2.510% due 09/15/2026 •		200	200
2.520% due 03/15/2027 •		213	212
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	30	34
2.670% due 10/25/2024 •		$98	98
2.670% due 01/26/2026 •		274	273
2.700% due 01/25/2027 •		215	214
2.730% due 10/25/2029 •		452	447
3.080% due 04/25/2024 •		96	96
SoFi Consumer Loan Program LLC 2.200% due 11/25/2026		26	26
Structured Asset Investment Loan Trust
3.109% due 03/25/2034 •		108	108
3.379% due 10/25/2033 •		28	28
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		467	469
Total Asset-Backed Securities (Cost $14,985)			15,394

SOVEREIGN ISSUES 5.4%

Export Development Canada 1.800% due 09/01/2022	CAD	1,700	1,305
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,840
Japan Bank for International Cooperation
2.375% due 07/21/2022		500	505
2.500% due 06/01/2022		1,600	1,623
Japan Finance Organization for Municipalities 2.000% due 09/08/2020		1,200	1,197
Korea International Bond 2.000% due 06/19/2024		1,200	1,196
Province of Ontario 4.400% due 04/14/2020		1,200	1,221
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	764
2.450% due 03/01/2023		3,000	2,350

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

Spain Government International Bond 4.000% due 04/30/2020	EUR	1,100	1,297
Total Sovereign Issues (Cost $13,290)			13,298

SHORT-TERM INSTRUMENTS 1.9%

CERTIFICATES OF DEPOSIT 0.9%

Barclays Bank PLC 3.171% (US0003M + 0.400%) due 10/25/2019 ~		$1,200	1,201

Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~		1,000	1,003
			2,204

REPURCHASE AGREEMENTS (c) 1.0%			2,355

Total Short-Term Instruments (Cost $4,555)			4,559
Total Investments in Securities (Cost $288,310)			290,980
Total Investments 118.7% (Cost $288,310)			$290,980
Financial Derivative Instruments (e)(g) (0.1)%(Cost or Premiums, net $178)			(241)
Other Assets and Liabilities, net (18.6)%			(45,622)
Net Assets 100.0%			$245,117

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.000%	06/28/2019	07/01/2019	$2,355	U.S. Treasury Notes 2.250% due 03/31/2021	$(2,406)	$2,355	$2,355
Total Repurchase Agreements						$(2,406)	$2,355	$2,355

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.750%	06/28/2019	07/01/2019	$(3,124)	$(3,124)
DEU	2.620	06/04/2019	07/05/2019	(12,857)	(12,883)
Total Reverse Repurchase Agreements					$(16,007)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.530%	06/24/2019	08/26/2019	$(5,882)	$(5,886)
Total Sale-Buyback Transactions					$(5,886)

(d)	Securities with an aggregate market value of $21,914 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(5,411) at a weighted average interest rate of 2.595%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(23) of deferred price drop.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.750	08/23/2019	25	$50	$0	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	103.875	08/23/2019	20	40	0	0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	113	226	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.250	08/23/2019	88	88	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	60	60	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	21	21	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	147.000	08/23/2019	3	3	0	0
Total Purchased Options					$3	$0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	39	$7,660	$135	$10	$0
U.S. Treasury 2-Year Note September Futures	09/2019	567	122,007	783	0	(22)
U.S. Treasury 5-Year Note September Futures	09/2019	55	6,499	(4)	0	0
				$914	$10	$(22)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	215	$(17,358)	$(23)	$24	$(5)
Australia Government 10-Year Bond September Futures	09/2019	19	(1,916)	(23)	11	(4)
Canada Government 10-Year Bond September Futures	09/2019	40	(4,366)	(61)	2	(10)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	43	(8,061)	(164)	0	(11)
U.S. Treasury 10-Year Note September Futures	09/2019	29	(3,711)	(93)	0	(1)
United Kingdom Long Gilt September Futures	09/2019	4	(662)	(8)	1	0
				$(372)	$38	$(31)
Total Futures Contracts				$542	$48	$(53)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

MetLife, Inc.	1.000%	Quarterly	09/20/2019	0.061%	$500	$8	$(7)	$1	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$5,300	$168	$(414)	$(246)	$8	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	139	(210)	(71)	4	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	4,100	(29)	(194)	(223)	4	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,270,000	40	85	125	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		990,000	(57)	(186)	(243)	0	(4)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	1	2	3	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		310,000	7	(276)	(269)	0	(6)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		40,000	(1)	(65)	(66)	0	(1)
							$268	$(1,258)	$(990)	$19	$(11)
Total Swap Agreements							$276	$(1,265)	$(989)	$19	$(11)

(f)	Securities with an aggregate market value of $640 and cash of $1,232 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	2,762		$2,059	$0	$(50)
	07/2019		$2,979	AUD	4,266	16	0
	07/2019		9,439	CAD	12,476	87	0
	08/2019	AUD	4,266		$2,982	0	(16)
	08/2019	CAD	8,788		6,686	0	(29)
	08/2019	EUR	93		106	0	(1)
BPS	07/2019		$2,807	GBP	2,213	4	0
	08/2019	GBP	2,213		$2,811	0	(4)
	08/2019		$2,601	JPY	283,200	35	0
BRC	07/2019	CAD	1,173		$875	0	(21)
CBK	07/2019	AUD	4,266		2,953	0	(42)
	07/2019	CAD	99		73	0	(2)
	07/2019		$2,883	GBP	2,277	8	0
	08/2019	EUR	75		$85	0	(1)
	08/2019	JPY	104,100		956	0	(13)
	08/2019		$171	EUR	151	2	0
GLM	07/2019	CAD	2,717		$2,040	0	(35)
HUS	07/2019		6,721		4,986	0	(146)
JPM	07/2019	DKK	1,760		267	0	(1)
	07/2019		$743	CAD	996	17	0
	08/2019	JPY	193,100		$1,775	0	(22)
	08/2019		$6,621	JPY	711,200	0	(3)
	10/2019	DKK	1,760		$271	0	0
SCX	07/2019	GBP	4,490		5,683	0	(19)
UAG	08/2019	EUR	5,901		6,677	0	(56)
Total Forward Foreign Currency Contracts						$169	$(461)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.500	08/06/2019	11,000	$1	$0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	70.000	08/06/2019	2,700	0	0
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	70.000	08/06/2019	2,000	0	0
Total Purchased Options					$1	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$12,000	$(102)	$150	$48	$0
Total Swap Agreements						$(102)	$150	$48	$0

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$97,824	$0	$97,824
Industrials	0	25,815	0	25,815
Utilities	0	10,332	0	10,332
U.S. Government Agencies	0	76,981	0	76,981
U.S. Treasury Obligations	0	40,606	0	40,606
Non-Agency Mortgage-Backed Securities	0	6,171	0	6,171
Asset-Backed Securities	0	15,394	0	15,394
Sovereign Issues	0	13,298	0	13,298
Short-Term Instruments
Certificates of Deposit	0	2,204	0	2,204
Repurchase Agreements	0	2,355	0	2,355

Total Investments	$0	$290,980	$0	$290,980

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	19	0	67
Over the counter	0	217	0	217
	$48	$236	$0	$284
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(11)	0	(64)
Over the counter	0	(461)	0	(461)
	$(53)	$(472)	$0	$(525)
Total Financial Derivative Instruments	$(5)	$(236)	$0	$(241)

Totals	$(5)	$290,744	$0	$290,739

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤

CORPORATE BONDS & NOTES 29.3%

BANKING & FINANCE 14.4%

AIG Global Funding 2.809% (US0003M + 0.460%) due 06/25/2021 ~	$900	$904
American Express Co. 3.700% due 11/05/2021	900	927
American Express Credit Corp. 2.375% due 05/26/2020	4,500	4,502
AvalonBay Communities, Inc. 3.625% due 10/01/2020	900	912
Aviation Capital Group LLC 3.470% (US0003M + 0.950%) due 06/01/2021 ~	900	905
Bank of America Corp.
2.969% (US0003M + 0.650%) due 10/01/2021 ~	100	100
3.300% due 01/11/2023	200	206
Boeing Capital Corp. 4.700% due 10/27/2019	1,176	1,184
Capital One Financial Corp.
3.033% (US0003M + 0.450%) due 10/30/2020 ~	1,900	1,902
3.450% due 04/30/2021	1,000	1,018
Citibank N.A. 3.050% due 05/01/2020	1,400	1,408
Citigroup, Inc. 2.450% due 01/10/2020	300	300
Goldman Sachs Group, Inc.
3.041% (US0003M + 0.730%) due 12/27/2020 ~	2,000	2,004
3.274% (US0003M + 0.750%) due 02/23/2023 ~	700	698
3.610% (US0003M + 1.200%) due 09/15/2020 ~	700	707
3.940% (US0003M + 1.360%) due 04/23/2021 ~	600	609
4.125% (US0003M + 1.600%) due 11/29/2023 ~	100	103
Harley-Davidson Financial Services, Inc.
3.022% (US0003M + 0.500%) due 05/21/2020 ~	1,100	1,101
3.460% (US0003M + 0.940%) due 03/02/2021 ~	900	899
Intercontinental Exchange, Inc. 2.350% due 09/15/2022	1,100	1,101
Jackson National Life Global Funding 2.375% due 09/15/2022 «(c)	1,100	1,101
JPMorgan Chase & Co.
2.400% due 06/07/2021	800	802
3.012% (US0003M + 0.610%) due 06/18/2022 ~	900	902
JPMorgan Chase Bank N.A.
2.750% (US0003M + 0.230%) due 09/01/2020 ~	700	700
2.926% (US0003M + 0.340%) due 04/26/2021 ~	2,000	2,003
3.086% due 04/26/2021 •	600	603
KeyBank N.A. 3.350% due 06/15/2021	1,100	1,123
MassMutual Global Funding 2.250% due 07/01/2022 (c)	1,200	1,201
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,400	1,393
2.650% due 07/13/2022	800	798
PNC Bank N.A. 2.250% due 07/02/2019	1,785	1,785
Private Export Funding Corp.
2.100% due 12/19/2019	2,500	2,499
2.650% due 02/16/2021	1,400	1,414
Public Storage 2.370% due 09/15/2022	1,100	1,107
Regions Bank 3.035% (US0003M + 0.500%) due 08/13/2021 ~	900	900
Reliance Standard Life Global Funding 2.500% due 01/15/2020	2,800	2,799
State Street Corp. 3.420% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,817
Toyota Motor Credit Corp.
2.684% (US0003M + 0.100%) due 01/10/2020 ~	1,200	1,200
2.925% due 05/17/2022 •	900	903
U.S. Bank N.A.
2.831% (US0003M + 0.250%) due 07/24/2020 ~	900	902
2.906% (US0003M + 0.320%) due 04/26/2021 ~	1,100	1,102
3.050% due 07/24/2020	900	908
3.150% due 04/26/2021	1,500	1,527

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo & Co. 2.100% due 07/26/2021	600	597
Wells Fargo Bank N.A.
3.092% (US0003M + 0.500%) due 07/23/2021 ~	1,800	1,802
3.124% (US0003M + 0.650%) due 12/06/2019 ~	900	902
3.141% (US0003M + 0.620%) due 05/27/2022 ~	1,100	1,103
		55,383
INDUSTRIALS 11.7%

AbbVie, Inc.
2.300% due 05/14/2021	1,100	1,097
2.900% due 11/06/2022	1,300	1,309
3.200% due 11/06/2022	1,000	1,015
Altria Group, Inc. 9.250% due 08/06/2019	2,393	2,408
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,100	1,101
2.979% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,093
BMW U.S. Capital LLC 3.100% due 04/12/2021	900	911
Crown Castle Towers LLC 3.222% due 05/15/2042	800	810
Daimler Finance North America LLC
1.750% due 10/30/2019	1,900	1,894
2.965% (US0003M + 0.430%)due 02/12/2021 ~	1,100	1,099
eBay, Inc. 3.059% (US0003M + 0.480%) due 08/01/2019 ~	5,000	5,002
ERAC USA Finance LLC
2.350% due 10/15/2019	1,900	1,898
4.500% due 08/16/2021	800	834
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,300
5.400% due 11/01/2020	1,900	1,976
Komatsu Finance America, Inc. 2.118% due 09/11/2020	1,000	996
Oracle Corp.
1.900% due 09/15/2021	1,400	1,393
5.000% due 07/08/2019	900	900
Phillips 66 3.121% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,100
QUALCOMM, Inc. 3.000% due 05/20/2022	1,000	1,020
Roche Holdings, Inc. 2.670% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,504
Ryder System, Inc.
2.500% due 09/01/2022	800	801
2.650% due 03/02/2020	1,000	1,001
Southern Co. 2.350% due 07/01/2021	1,000	999
UnitedHealth Group, Inc. 2.700% due 07/15/2020	700	703
Volkswagen Group of America Finance LLC
3.305% (US0003M + 0.770%) due 11/13/2020 ~	1,800	1,808
3.475% (US0003M + 0.940%) due 11/12/2021 ~	1,100	1,109
3.875% due 11/13/2020	1,100	1,123
4.000% due 11/12/2021	1,800	1,858
		45,062
UTILITIES 3.2%

AEP Texas, Inc. 2.400% due 10/01/2022	300	301
AT&T, Inc. 3.547% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,009
BP Capital Markets America, Inc. 4.500% due 10/01/2020	400	411
Consolidated Edison Co. of New York, Inc. 2.749% (US0003M + 0.400%) due 06/25/2021 ~	1,000	1,003
DTE Energy Co. 2.400% due 12/01/2019	400	400
Duke Energy Progress LLC 2.633% (US0003M + 0.180%) due 09/08/2020 ~	1,200	1,200
MidAmerican Energy Co. 3.500% due 10/15/2024	1,000	1,053
NextEra Energy Capital Holdings, Inc.
2.835% (US0003M + 0.315%) due 09/03/2019 ~	1,500	1,501
2.921% (US0003M + 0.400%) due 08/21/2020 ~	900	900
Ohio Power Co. 5.375% due 10/01/2021	300	320
PacifiCorp 2.950% due 02/01/2022	1,100	1,119
Public Service Co. of Oklahoma 4.400% due 02/01/2021	1,150	1,182

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,826
		12,225
Total Corporate Bonds & Notes (Cost $111,962)		112,670

U.S. GOVERNMENT AGENCIES 29.9%

Fannie Mae
2.854% due 10/25/2030 •	18	18
3.154% due 06/25/2040 •	1,058	1,074
3.682% due 07/01/2042 •	63	63
3.732% due 09/01/2041 •	184	186
3.846% due 01/25/2040 •(a)	1,628	280
3.882% due 08/01/2030 •	42	41
4.000% due 01/25/2033	16	17
4.413% due 01/01/2035 •	38	40
4.420% due 09/01/2028 •	13	13
4.480% due 12/01/2034 •	109	113
4.500% due 01/01/2036	169	174
4.561% due 07/01/2035 •	14	15
4.607% due 05/01/2038 •	320	336
4.743% due 11/01/2034 •	212	225
4.875% due 01/01/2024 •	20	20
4.993% due 06/01/2035 •	396	421
5.349% due 12/25/2042 ~	56	61
8.000% due 11/25/2023	14	15
Fannie Mae UMBS
3.500% due 07/01/2047 - 11/01/2047	13,353	13,835
4.000% due 06/01/2048 - 08/01/2048	26,454	27,488
4.500% due 02/01/2020 - 06/01/2048	6,615	6,945
6.000% due 11/01/2022	6	7
Fannie Mae UMBS, TBA 4.000% due 08/01/2049	1,800	1,860
Freddie Mac
0.000% due 05/15/2037 (b)(d)	352	327
2.000% due 11/15/2026	1,127	1,127
2.886% due 12/15/2042 •	1,129	1,128
2.944% due 07/15/2041 •	704	708
3.114% due 05/15/2037 •	286	290
3.488% due 02/25/2045 •	191	191
4.000% due 08/01/2048	6,921	7,245
4.056% due 04/15/2037 •(a)	1,390	249
4.542% due 07/01/2035 •	37	39
5.849% due 08/15/2044 •	860	973
6.500% due 07/25/2043	430	507
8.500% due 06/01/2025	1	1
Ginnie Mae
2.953% due 06/20/2065 •	572	571
3.009% due 07/20/2067	3,023	3,026
3.067% due 03/20/2065 •	1,697	1,697
3.097% due 03/20/2065 •	1,740	1,742
3.237% due 10/20/2066 •	1,155	1,162
3.309% due 05/20/2066	681	687
3.359% due 04/20/2066	1,317	1,330
3.367% due 04/20/2066 •	1,134	1,148
3.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	51	52
3.625% due 04/20/2027 - 05/20/2027 •	68	70
3.628% due 09/20/2067	2,452	2,496
3.750% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	71	72
3.750% due 07/20/2030 •	41	43
4.125% (H15T1Y + 1.500%) due 10/20/2025 ~	83	85
4.500% due 12/20/2048 - 05/20/2049	10,838	11,328
5.000% due 12/20/2048 - 05/20/2049	14,802	15,545
Ginnie Mae, TBA 5.000% due 07/01/2049 - 08/01/2049	7,500	7,839
Total U.S. Government Agencies (Cost $113,204)		114,925

U.S. TREASURY OBLIGATIONS 21.1%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (g)	32,674	32,423
0.125% due 01/15/2023	7,527	7,487
0.250% due 01/15/2025	2,805	2,809
0.375% due 07/15/2023 (g)	18,445	18,600
0.625% due 04/15/2023	13,475	13,637
0.875% due 01/15/2029	5,869	6,181
Total U.S. Treasury Obligations (Cost $80,005)		81,137

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%

American Home Mortgage Investment Trust
4.213% due 10/25/2034 •	34	35
4.544% due 02/25/2045 •	76	78
Banc of America Funding Trust 4.793% due 05/25/2035 ~	374	398

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
4.436% due 02/25/2033 ~	6	5
4.706% due 02/25/2036 ^~	21	21
4.740% due 02/25/2033 ~	3	3
4.886% due 01/25/2034 ~	52	54
Bear Stearns ALT-A Trust 4.625% due 05/25/2035 ~	253	258
Citigroup Mortgage Loan Trust, Inc.
4.550% due 09/25/2035 •	51	52
4.680% due 09/25/2035 •	53	54
Countrywide Home Loan Mortgage Pass-Through Trust
4.280% due 11/25/2034 ~	74	75
4.285% due 02/20/2035 ~	55	55
4.667% due 02/20/2036 ^•	332	308
Credit Suisse First Boston Mortgage Securities Corp.
3.133% due 03/25/2032 ~	27	26
5.380% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Certificates 4.018% due 09/26/2047 ~	30	30
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029	900	913
GS Mortgage Securities Trust 3.206% due 02/10/2048	2,000	2,062
GSR Mortgage Loan Trust
3.919% due 06/25/2034 ~	390	389
4.500% due 09/25/2035 ~	310	319
HomeBanc Mortgage Trust 2.644% due 07/25/2035 •	698	697
Impac CMB Trust 3.104% due 02/25/2036 •	790	796
JPMorgan Mortgage Trust 4.760% due 04/25/2035 ~	382	396
MASTR Adjustable Rate Mortgages Trust 4.663% due 11/21/2034 ~	511	534
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.254% due 08/15/2032 •	1,075	1,058
Merrill Lynch Mortgage Investors Trust 4.453% due 02/25/2035 ~	123	125
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	2,000	2,060
Prime Mortgage Trust 2.804% due 02/25/2034 •	24	23
RBSSP Resecuritization Trust
4.560% due 01/26/2036 •	111	112
4.642% due 12/25/2035 ~	295	304
Structured Asset Mortgage Investments Trust
2.640% due 07/19/2035 •	80	79
2.664% due 03/25/2037 •	235	172
3.050% due 09/19/2032 •	45	44
3.069% due 05/19/2035 •	942	937
6.666% due 06/25/2029 ~	41	41
WaMu Mortgage Pass-Through Certificates Trust
2.674% due 12/25/2045 •	81	82
2.694% due 10/25/2045 •	57	57
2.944% due 07/25/2045 •	72	72
3.574% due 01/25/2046 •	373	383
3.904% due 06/25/2042 •	23	23
Wells Fargo Mortgage-Backed Securities Trust
4.986% due 01/25/2035 ~	158	163
4.988% due 06/25/2035 ~	992	1,033
Total Non-Agency Mortgage-Backed Securities (Cost $13,904)		14,328

ASSET-BACKED SECURITIES 10.4%

AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021	900	898
2.612% due 07/19/2021 •	451	451
Asset-Backed Securities Corp. Home Equity Loan Trust
3.639% due 08/15/2033 •	421	424
4.044% due 03/15/2032 •	143	146
Bear Stearns Asset-Backed Securities Trust 3.404% due 10/25/2037 •	261	263
Capital Auto Receivables Asset Trust 2.540% due 10/20/2020	189	189
CarMax Auto Owner Trust 2.730% due 08/16/2021	1,050	1,052
Chesapeake Funding LLC
2.859% due 08/15/2030	1,331	1,330
3.230% due 08/15/2030	976	989
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •	16	10
Discover Card Execution Note Trust 1.900% due 10/17/2022	900	898
Drive Auto Receivables Trust
2.674% due 03/15/2022 •	1,900	1,900
2.930% due 03/15/2022	1,900	1,904

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

Edsouth Indenture LLC 3.554% due 09/25/2040 •	335	335
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	587	587
3.050% due 12/15/2021	780	782
Ford Credit Auto Lease Trust 2.710% due 12/15/2020	1,966	1,968
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	1,900	1,899
2.674% due 05/15/2023 •	1,500	1,499
2.840% due 03/15/2024	900	917
2.854% due 11/15/2021 •	1,900	1,902
Fremont Home Loan Trust 2.464% due 01/25/2037 •	8	5
GMF Floorplan Owner Revolving Trust
2.784% due 03/15/2022	1,800	1,801
2.864% due 03/15/2023	1,800	1,802
3.130% due 03/15/2023	1,800	1,830
GSAMP Trust 2.474% due 12/25/2036 •	57	34
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032	1,500	1,507
HSI Asset Loan Obligation Trust 2.464% due 12/25/2036 •	90	40
MMAF Equipment Finance LLC 2.920% due 07/12/2021	621	622
Navient Private Education Loan Trust 2.744% due 12/15/2059 •	339	339
Nelnet Student Loan Trust 4.171% due 11/25/2024 •	749	749
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •	244	245
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.484% due 03/25/2035 •	409	411
Santander Drive Auto Receivables Trust 2.730% due 04/15/2021	447	447
Santander Retail Auto Lease Trust
2.653% due 10/20/2020 •	347	347
2.710% due 10/20/2020	347	347
Securitized Asset-Backed Receivables LLC Trust 2.550% due 12/25/2036 ^	94	32
SLC Student Loan Trust 2.510% due 09/15/2026 •	333	333
SLM Student Loan Trust
2.670% due 10/25/2024 •	164	163
2.700% due 01/25/2027 •	817	813
2.880% due 12/15/2027 •	443	443
3.080% due 04/25/2024 •	184	184
SMB Private Education Loan Trust 2.744% due 03/16/2026 •	591	591
SoFi Consumer Loan Program LLC 2.200% due 11/25/2026	59	59
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	790	791
3.010% due 04/25/2028	1,777	1,791
SoFi Professional Loan Program LLC 2.390% due 02/25/2042	1,453	1,454
Structured Asset Investment Loan Trust 3.379% due 10/25/2033 •	72	73
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	305	305
2.840% due 09/15/2021	831	831
World Omni Automobile Lease Securitization Trust
2.130% due 04/15/2020	840	839

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

2.590% due 11/16/2020	503	503
Total Asset-Backed Securities (Cost $39,958)		40,074

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (f) 0.8%		3,066
Total Short-Term Instruments (Cost $3,066)		3,066
Total Investments in Securities (Cost $362,099)		366,200
	SHARES
INVESTMENTS IN AFFILIATES 13.5%

SHORT-TERM INSTRUMENTS 13.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%

PIMCO Short Asset Portfolio	5,169,253	51,414
PIMCO Short-Term Floating NAV Portfolio III	21,863	216
Total Short-Term Instruments (Cost $51,921)		51,630
Total Investments in Affiliates (Cost $51,921)		51,630
Total Investments 108.7% (Cost $414,020)		$417,830
Financial Derivative Instruments (h)(i) 0.1%(Cost or Premiums, net $430)		236
Other Assets and Liabilities, net (8.8)%		(33,656)
Net Assets 100.0%		$384,410

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BSN	2.520%	06/28/2019	07/01/2019	$1,400	U.S. Treasury Notes 2.500% due 05/15/2024	$(1,430)	$1,400	$1,401
FICC	2.000	06/28/2019	07/01/2019	466	U.S. Treasury Notes 2.250% due 03/31/2021	(476)	466	466
JPS	2.730	06/28/2019	07/01/2019	1,200	U.S. Treasury Notes 1.250% due 02/29/2020	(1,225)	1,200	1,200
Total Repurchase Agreements						$(3,131)	$3,066	$3,067

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	2.620%	06/04/2019	07/05/2019	$(18,675)	$(18,712)
Total Reverse Repurchase Agreements					$(18,712)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.530%	06/24/2019	08/26/2019	$(8,213)	$(8,218)
	2.580	06/13/2019	07/25/2019	(772)	(772)
Total Sale-Buyback Transactions					$(8,990)

(g)	Securities with an aggregate market value of $27,734 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(7,999) at a weighted average interest rate of 2.591%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(32)	Payable for sale-buyback transactions includes $(33) of deferred price drop.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$108.000	08/23/2019	86	$86	$1	$0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	283	283	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	25	25	0	0

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	147.000	08/23/2019	77	77	1	0
Total Purchased Options					$4	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	658	$141,588	$909	$0	$(26)
U.S. Treasury 5-Year Note September Futures	09/2019	678	80,110	825	10	0
				$1,734	$10	$(26)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	308	$(39,414)	$(701)	$0	$(9)
Total Futures Contracts				$1,033	$10	$(35)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$7,400	$235	$(578)	$(343)	$10	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	4,200	224	(339)	(115)	7	0
Total Swap Agreements						$459	$(917)	$(458)	$17	$0

Cash of $5,620 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.500	08/06/2019	4,000	$0	$0
SAL	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	74.500	07/08/2019	23,000	1	0
Total Purchased Options					$1	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(34)	$278	$244	$0
Total Swap Agreements						$(34)	$278	$244	$0

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$54,282	$1,101	$55,383
Industrials	0	45,062	0	45,062
Utilities	0	12,225	0	12,225
U.S. Government Agencies	0	114,925	0	114,925
U.S. Treasury Obligations	0	81,137	0	81,137
Non-Agency Mortgage-Backed Securities	0	14,328	0	14,328
Asset-Backed Securities	0	40,074	0	40,074
Short-Term Instruments
Repurchase Agreements	0	3,066	0	3,066
	$0	$365,099	$1,101	$366,200
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,630	$0	$0	$51,630

Total Investments	$51,630	$365,099	$1,101	$417,830

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	17	0	27
Over the counter	0	244	0	244
	$10	$261	$0	$271
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(35)	$0	$0	$(35)

Total Financial Derivative Instruments	$(25)	$261	$0	$236
Totals	$51,605	$365,360	$1,101	$418,066

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~	$57,100	$56,957
Total Loan Participations and Assignments (Cost $56,741)		56,957
CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 23.4%
ABN AMRO Bank NV 3.091% due 08/27/2021 ~	21,500	21,591
AerCap Ireland Capital DAC
4.450% due 12/16/2021	16,800	17,451
4.500% due 05/15/2021	4,650	4,795
4.625% due 10/30/2020	1,056	1,083
AIG Global Funding 2.809% due 06/25/2021 ~	5,500	5,522
Air Lease Corp. 3.375% due 06/01/2021	7,800	7,922
Aircastle Ltd. 5.125% due 03/15/2021	600	622
Ally Financial, Inc.
3.750% due 11/18/2019	500	501
4.125% due 03/30/2020	1,400	1,417
4.250% due 04/15/2021	100	102
7.500% due 09/15/2020	1,700	1,793
8.000% due 03/15/2020	200	207
Ambac LSNI LLC 7.319% due 02/12/2023 ~	1,073	1,094
American Express Co.
3.050% due 05/17/2021 ~	22,400	22,492
3.165% due 11/05/2021 ~	21,600	21,718
3.700% due 11/05/2021	21,600	22,256
American Express Credit Corp. 2.375% due 05/26/2020	23,000	23,012
American Tower Corp.
2.800% due 06/01/2020	49,110	49,228
3.450% due 09/15/2021	7,600	7,758
Australia & New Zealand Banking Group Ltd. 3.300% due 05/17/2021	23,850	24,285
Aviation Capital Group LLC 3.470% due 06/01/2021 ~	21,400	21,514
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023	3,955	4,122
Bank of America Corp.
3.269% due 03/05/2024 ~	21,600	21,634
4.012% (US0003M + 1.420%) due 04/19/2021 ~	11,900	12,127
Barclays Bank PLC 10.179% due 06/12/2021	1,900	2,151
Barclays PLC
3.200% due 08/10/2021	1,700	1,713
3.948% due 02/15/2023 ~	28,700	28,568
4.610% due 02/15/2023 •	30,100	31,207
4.655% (US0003M + 2.110%) due 08/10/2021 ~	18,900	19,322
Brixmor Operating Partnership LP 3.629% due 02/01/2022 ~	21,300	21,308
CIT Group, Inc. 4.125% due 03/09/2021	500	511
Citigroup, Inc.
2.700% due 10/27/2022	2,600	2,621
3.272% due 10/27/2022 ~	25,000	25,039
3.540% (US0003M + 0.960%) due 04/25/2022 ~	900	908
3.710% (US0003M + 1.380%) due 03/30/2021 ~	18,369	18,673
3.950% (US0003M + 1.430%) due 09/01/2023 ~	3,200	3,261
Compass Bank 3.181% due 06/11/2021 ~	21,250	21,239
Cooperatieve Rabobank UA
3.016% due 04/26/2021 ~	500	502
3.125% due 04/26/2021	600	610
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	700	726
4.891% (US0003M + 2.290%) due 04/16/2021 ~	15,600	16,102

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Crown Castle International Corp. 2.250% due 09/01/2021		3,100	3,086
Danske Bank A/S 5.000% due 01/12/2022		20,100	21,027
DBS Bank Ltd. 3.300% due 11/27/2021		25,900	26,547
Deutsche Bank AG
0.180% due 12/07/2020 ~	EUR	13,500	15,178
1.875% due 02/28/2020	GBP	2,100	2,666
3.150% due 01/22/2021		$300	298
3.855% due 02/04/2021 ~		21,600	21,427
4.250% due 10/14/2021		9,300	9,426
5.000% due 02/14/2022		20,100	20,721
FCE Bank PLC
1.114% due 05/13/2020	EUR	500	574
1.875% due 06/24/2021		1,300	1,513
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$1,400	1,399
3.273% due 09/24/2020 ~		800	799
3.336% due 03/18/2021		5,500	5,525
3.495% (US0003M + 0.930%) due 11/04/2019 ~		53,500	53,571
5.085% due 01/07/2021		6,700	6,905
5.139% due 01/07/2021 ~		24,500	24,943
5.750% due 02/01/2021		6,300	6,560
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020		400	398
General Motors Financial Co., Inc.
3.105% due 11/06/2020 ~		1,400	1,395
3.200% due 07/13/2020		3,900	3,914
3.442% due 04/09/2021 ~		1,200	1,200
3.665% due 11/06/2021 ~		500	500
4.147% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,121
4.157% (US0003M + 1.560%) due 01/15/2020 ~		38,700	38,927
Goldman Sachs Group, Inc.
3.041% (US0003M + 0.730%) due 12/27/2020 ~		39,950	40,021
3.274% due 02/23/2023 ~		18,200	18,154
3.610% (US0003M + 1.200%) due 09/15/2020 ~		6,105	6,166
3.688% due 05/15/2026 ~		200	197
3.752% (US0003M + 1.160%) due 04/23/2020 ~		2,000	2,013
3.940% (US0003M + 1.360%) due 04/23/2021 ~		19,600	19,902
4.125% (US0003M + 1.600%) due 11/29/2023 ~		18,500	19,009
5.375% due 03/15/2020		5,000	5,104
6.000% due 06/15/2020		6,033	6,234
Harley-Davidson Financial Services, Inc.
3.022% due 05/21/2020 ~		14,800	14,816
3.460% due 03/02/2021 ~		21,500	21,476
HSBC Holdings PLC 3.120% due 05/18/2021 ~		20,400	20,419
International Lease Finance Corp. 4.625% due 04/15/2021		2,200	2,269
Jackson National Life Global Funding 2.897% due 10/15/2020 ~		21,200	21,244
JPMorgan Chase & Co.
2.250% due 01/23/2020		1,801	1,801
3.012% due 06/18/2022 ~		13,000	13,029
3.482% due 07/23/2024 ~		13,000	13,047
3.787% (US0003M + 1.205%) due 10/29/2020 ~		29,500	29,838
4.625% due 05/10/2021		400	416
JPMorgan Chase Bank N.A.
2.926% due 04/26/2021 ~		40,000	40,055
3.086% due 04/26/2021 •		6,050	6,083
Lloyds Bank PLC 3.055% due 05/07/2021 ~		11,900	11,899
LoanCore Capital Markets LLC 6.875% due 06/01/2020		1,600	1,593
Logicor Financing SARL 1.500% due 11/14/2022	EUR	21,800	25,660
Macquarie Bank Ltd. 3.702% (US0003M + 1.120%) due 07/29/2020 ~		$56,200	56,796
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		987	996
3.260% due 03/02/2023 ~		43,400	43,409
Mizuho Financial Group, Inc.
3.086% due 07/19/2023 ~	AUD	28,800	20,379
3.269% due 03/05/2023 ~		$21,300	21,301
Morgan Stanley
3.522% (US0003M + 0.930%) due 07/22/2022 ~		1,400	1,409
3.772% (US0003M + 1.180%) due 01/20/2022 ~		6,900	6,974
3.780% (US0003M + 1.220%) due 05/08/2024 ~		5,800	5,885
3.981% (US0003M + 1.400%) due 10/24/2023 ~		1,500	1,530
5.500% due 01/26/2020		2,100	2,136
National Australia Bank Ltd. 3.625% due 06/20/2023		2,300	2,406
Natwest Markets PLC 0.080% due 03/02/2020 ~	EUR	13,500	15,366

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Navient Corp. 8.000% due 03/25/2020	$500	519
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	700	696
3.016% due 09/21/2021 ~	1,100	1,100
Oversea-Chinese Banking Corp. Ltd. 2.975% due 05/17/2021 ~	25,300	25,318
Regions Bank 3.035% due 08/13/2021 ~	22,900	22,888
Reliance Standard Life Global Funding 2.500% due 01/15/2020	2,000	1,999
Royal Bank of Scotland Group PLC 6.400% due 10/21/2019	8,300	8,397
Santander Holdings USA, Inc. 4.450% due 12/03/2021	3,100	3,224
Santander UK Group Holdings PLC 2.875% due 08/05/2021	800	802
Santander UK PLC
3.140% due 06/01/2021 ~	14,550	14,586
3.178% due 11/15/2021 ~	31,300	31,403
3.400% due 06/01/2021	2,100	2,135
Skandinaviska Enskilda Banken AB 2.955% due 05/17/2021 ~	20,950	21,008
SL Green Operating Partnership LP 3.505% due 08/16/2021 ~	7,600	7,603
Springleaf Finance Corp.
6.125% due 05/15/2022	12,075	13,011
8.250% due 12/15/2020	600	646
Standard Chartered PLC 3.742% due 01/20/2023 ~	20,200	20,203
Sumitomo Mitsui Banking Corp. 2.971% due 10/16/2020 ~	25,300	25,340
Svenska Handelsbanken AB 2.995% due 05/24/2021 ~	21,100	21,202
Synchrony Bank 3.650% due 05/24/2021	20,200	20,536
Synchrony Financial 3.806% (US0003M + 1.230%) due 02/03/2020 ~	42,500	42,673
Toyota Motor Credit Corp. 2.925% due 05/17/2022 ~	11,239	11,271
U.S. Bank N.A. 2.906% due 04/26/2021 ~	34,200	34,261
UBS AG 2.450% due 12/01/2020	3,100	3,105
UBS Group Funding Switzerland AG
2.650% due 02/01/2022	3,300	3,317
2.950% due 09/24/2020	300	302
3.000% due 04/15/2021	5,700	5,753
4.377% (US0003M + 1.780%) due 04/14/2021 ~	51,000	52,248
UniCredit SpA
6.497% due 01/14/2022 ~	21,250	22,113
7.830% due 12/04/2023	45,200	51,669
Wells Fargo & Co.
2.625% due 07/22/2022	6,400	6,451
3.465% (US0003M + 0.930%) due 02/11/2022 ~	2,300	2,314
3.843% (US0003M + 1.340%) due 03/04/2021 ~	13,149	13,354
Wells Fargo Bank N.A.
3.092% due 07/23/2021 ~	21,400	21,426
3.102% due 10/22/2021 ~	9,000	9,020
3.625% due 10/22/2021	1,500	1,542
		1,801,794
INDUSTRIALS 12.5%
AbbVie, Inc. 3.375% due 11/14/2021	24,480	24,897
Adani Ports & Special Economic Zone Ltd. 3.500% due 07/29/2020	17,100	17,212
BAT Capital Corp. 2.297% due 08/14/2020	7,500	7,484
BAT International Finance PLC 2.750% due 06/15/2020	5,500	5,514
Bayer U.S. Finance LLC
2.979% due 06/25/2021 ~	21,900	21,760
3.420% due 12/15/2023 ~	2,300	2,260
3.500% due 06/25/2021	500	507
BMW U.S. Capital LLC 3.100% due 04/12/2021	300	304
Boston Scientific Corp. 3.375% due 05/15/2022	4,100	4,217
Broadcom Corp.
2.375% due 01/15/2020	21,885	21,849
3.000% due 01/15/2022	2,500	2,511
Broadcom, Inc. 3.125% due 04/15/2021	19,700	19,834

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Campbell Soup Co.
2.910% due 03/16/2020 ~		38,725	38,758
3.040% due 03/15/2021 ~		15,200	15,174
Charter Communications Operating LLC
3.579% due 07/23/2020		20,800	20,988
4.464% due 07/23/2022		2,200	2,312
Cigna Corp. 3.487% due 07/15/2023 ~		2,100	2,100
Conagra Brands, Inc.
3.092% due 10/09/2020 ~		10,900	10,877
3.800% due 10/22/2021		19,386	19,925
Constellation Brands, Inc. 3.218% due 11/15/2021 ~		17,800	17,810
Continental Airlines Pass-Through Trust 6.250% due 10/11/2021		392	400
CVS Health Corp.
2.125% due 06/01/2021		1,500	1,490
2.800% due 07/20/2020		400	401
3.083% due 03/09/2020 ~		25,700	25,768
3.125% due 03/09/2020		11,300	11,345
D.R. Horton, Inc. 2.550% due 12/01/2020		1,600	1,601
Daimler Finance North America LLC
1.750% due 10/30/2019		5,750	5,733
2.955% due 05/04/2020 ~		21,200	21,223
2.965% due 02/12/2021 ~		6,000	5,995
3.115% due 05/04/2021 ~		21,300	21,311
3.403% due 02/22/2022 ~		13,000	13,083
3.875% due 09/15/2021		4,800	4,936
Dell International LLC 4.420% due 06/15/2021		5,700	5,872
Delta Air Lines, Inc. 3.400% due 04/19/2021		1,000	1,015
Diageo Capital PLC 3.000% due 05/18/2020		3,800	3,822
DISH DBS Corp. 7.875% due 09/01/2019		500	503
Dominion Energy Gas Holdings LLC 2.500% due 12/15/2019		17,900	17,887
DXC Technology Co. 3.470% due 03/01/2021 ~		1,400	1,400
EMC Corp. 2.650% due 06/01/2020		1,600	1,591
Equifax, Inc. 3.388% due 08/15/2021 ~		400	399
FedEx Corp. 3.400% due 01/14/2022		4,500	4,614
GATX Corp. 3.285% due 11/05/2021 ~		20,600	20,519
General Electric Co.
0.375% due 05/17/2022	EUR	500	572
5.550% due 05/04/2020		$2,000	2,046
6.000% due 08/07/2019		11,205	11,242
General Mills, Inc. 6.610% due 10/15/2022		15,000	15,803
Harris Corp. 3.063% due 04/30/2020 ~		20,500	20,495
HCA, Inc.
5.875% due 03/15/2022		4,800	5,246
6.500% due 02/15/2020		500	512
Heathrow Funding Ltd. 4.875% due 07/15/2023		300	320
Hyundai Capital America 3.202% due 09/18/2020 ~		21,100	21,117
Indonesia Asahan Aluminium Persero PT 5.230% due 11/15/2021		5,000	5,273
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021		31,500	32,175
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020		400	410
Komatsu Finance America, Inc. 2.118% due 09/11/2020		880	876
Kraft Heinz Foods Co.
3.115% due 02/10/2021 ~		2,200	2,197
3.375% due 06/15/2021		16,500	16,776
Marathon Oil Corp. 2.800% due 11/01/2022		2,400	2,411
Marriott International, Inc. 3.120% due 12/01/2020 ~		21,500	21,589
McDonald's Corp. 3.012% due 10/28/2021 ~		21,800	21,821
Microchip Technology, Inc. 3.922% due 06/01/2021		400	407
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,000	991

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Mondelez International, Inc. 3.000% due 05/07/2020		21,300	21,389
Moody's Corp. 3.250% due 06/07/2021		4,450	4,513
Mylan NV
3.150% due 06/15/2021		2,300	2,301
3.750% due 12/15/2020		5,800	5,855
Northwest Airlines Pass-Through Trust 7.150% due 04/01/2021		264	261
NXP BV
4.125% due 06/01/2021		1,300	1,333
4.625% due 06/15/2022		8,200	8,610
Origin Energy Finance Ltd. 5.450% due 10/14/2021		9,721	10,281
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		6,095	6,218
Park Aerospace Holdings Ltd. 3.625% due 03/15/2021		1,830	1,851
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		8,310	8,349
3.650% due 07/29/2021		1,800	1,841
Pernod Ricard S.A. 5.750% due 04/07/2021		3,900	4,118
QUALCOMM, Inc. 3.000% due 05/20/2022		19,100	19,475
Reynolds American, Inc. 3.250% due 06/12/2020		4,700	4,732
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,600	3,634
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		20,600	20,569
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~		6,200	6,203
Spirit AeroSystems, Inc. 3.210% due 06/15/2021 ~		1,400	1,391
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		1,100	1,132
Syngenta Finance NV 3.698% due 04/24/2020		3,800	3,827
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020		17,300	17,616
4.000% due 11/26/2021		13,600	14,055
Thermo Fisher Scientific, Inc. 3.600% due 08/15/2021		4,541	4,648
Time Warner Cable LLC 4.000% due 09/01/2021		1,100	1,129
Toyota Motor Corp. 2.157% due 07/02/2022 (c)		15,500	15,499
Tyson Foods, Inc. 2.972% due 08/21/2020 ~		5,100	5,100
United Technologies Corp. 3.175% due 08/16/2021 ~		7,800	7,805
Viterra, Inc. 5.950% due 08/01/2020		1,100	1,137
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		21,800	21,793
3.305% due 11/13/2020 ~		26,800	26,915
3.475% due 11/12/2021 ~		25,800	26,016
3.875% due 11/13/2020		25,800	26,349
4.000% due 11/12/2021		27,000	27,869
Volkswagen International Finance NV 1.239% due 11/16/2024 ~	EUR	3,500	4,064
Wabtec Corp. 3.710% due 09/15/2021 ~		$2,700	2,693
Woodside Finance Ltd. 4.600% due 05/10/2021		7,700	7,935
ZF North America Capital, Inc. 4.000% due 04/29/2020		3,200	3,217
Zimmer Biomet Holdings, Inc. 3.169% due 03/19/2021 ~		4,900	4,896
			966,099
SPECIALTY FINANCE 0.0%
CIMIC Group Ltd. 0.000% due 07/03/2019 (f)(h)	AUD	2,163	1,519
UTILITIES 2.3%
Ameren Corp. 2.700% due 11/15/2020		$2,600	2,609
American Electric Power Co., Inc. 3.650% due 12/01/2021		8,000	8,251
AT&T, Inc.
3.270% due 06/01/2021 ~		25,600	25,735
3.547% (US0003M + 0.950%) due 07/15/2021 ~		6,600	6,660

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

BG Energy Capital PLC 4.000% due 10/15/2021	2,692	2,783
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~	5,200	5,215
DTE Energy Co. 2.400% due 12/01/2019	14,400	14,400
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	500	522
Entergy Arkansas LLC 3.750% due 02/15/2021	1,800	1,837
National Rural Utilities Cooperative Finance Corp. 2.694% due 06/30/2021 ~	2,300	2,306
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~	2,100	2,101
2.921% due 08/21/2020 ~	25,400	25,391
3.241% due 02/25/2022 ~	20,400	20,522
3.342% due 09/01/2020	10,000	10,114
Pennsylvania Electric Co. 5.200% due 04/01/2020	1,800	1,832
Sempra Energy
2.860% due 03/15/2021 ~	21,100	21,019
3.097% due 01/15/2021 ~	8,800	8,773
Sprint Communications, Inc. 7.000% due 03/01/2020	4,100	4,213
Telstra Corp. Ltd. 3.125% due 04/07/2025	1,000	1,020
Verizon Communications, Inc. 3.410% (US0003M + 1.000%) due 03/16/2022 ~	13,200	13,404
		178,707
Total Corporate Bonds & Notes (Cost $2,915,073)		2,948,119
U.S. GOVERNMENT AGENCIES 48.6%
Fannie Mae
1.000% due 01/25/2043	1,483	1,412
2.500% due 05/25/2028 (a)	12,112	725
2.524% due 06/25/2034 •	153	152
2.537% due 12/25/2036 •	559	555
2.654% due 01/25/2037 •	6	6
2.704% due 03/25/2037 - 12/25/2042 •	1,271	1,266
2.754% due 07/25/2037 - 03/25/2044 •	643	641
2.764% due 03/25/2037 •	49	49
2.784% due 07/25/2037 •	1,105	1,106
2.804% due 06/25/2032 - 10/25/2040 •	2,194	2,198
2.840% due 03/25/2037	495	495
2.854% due 12/25/2040 •	22	22
2.874% due 07/25/2037 - 12/25/2040 •	2,020	2,028
2.904% due 08/25/2037 - 05/25/2040 •	6,088	6,122
2.954% due 09/25/2041 •	21	21
3.054% due 12/25/2037 •	1,538	1,557
3.074% due 03/25/2038 •	43	43
3.104% due 10/25/2037 •	5,663	5,745
3.154% due 03/25/2038 - 01/25/2040 •	844	859
3.254% due 02/25/2040 •	815	831
3.646% due 10/25/2042 •(a)	30,529	5,426
3.660% due 11/25/2042	44,010	5,645
3.662% due 01/01/2021 •	1	1
3.667% due 01/25/2043 •	5,019	5,521
3.675% due 03/01/2035 •	178	189
3.682% due 07/01/2042 - 07/01/2044 •	428	432
3.732% due 09/01/2041 •	38	38
3.882% due 10/01/2030 - 11/01/2039 •	424	418
4.034% due 10/01/2034 •	329	337
4.120% due 11/01/2034 •	122	129
4.160% due 01/25/2042	3,021	505
4.228% due 03/01/2035 •	1,475	1,520
4.241% due 12/01/2036 •	22	23
4.250% due 05/25/2033	406	419
4.345% due 11/01/2027 •	6	6
4.359% due 08/01/2029 •	222	232
4.369% due 07/01/2035 •	878	919
4.390% due 09/01/2035 •	669	697
4.394% due 05/01/2035 •	207	215
4.400% due 08/01/2035 •	950	994
4.413% due 01/01/2035 •	893	928
4.459% due 05/01/2035 •	640	670
4.472% due 10/01/2035 •	871	911
4.507% due 01/01/2028 •	4	4
4.511% due 09/01/2035 •	13	13
4.531% due 02/01/2028 •	1	1
4.534% due 08/01/2035 •	305	321
4.561% due 07/01/2035 •	320	332
4.597% due 02/01/2028 •	32	33
4.633% due 06/01/2035 •	192	200
4.666% due 12/01/2033 •	74	78

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

4.714% due 10/01/2024 •	53	53
4.715% due 04/01/2034 •	254	267
4.718% due 09/01/2032 •	342	363
4.734% due 03/01/2024 •	54	55
4.787% due 11/01/2035 •	8	9
4.800% due 03/01/2035 •	60	61
4.874% due 04/01/2024 •	13	13
4.993% due 06/01/2035 •	190	202
5.000% due 04/25/2033	3,450	3,788
5.100% due 09/01/2034 •	12	13
5.210% due 01/01/2024 •	18	18
5.349% due 12/25/2042 ~	1,095	1,188
5.500% due 08/25/2034	984	1,082
6.500% due 07/25/2023 - 09/01/2033	1,734	1,995
7.000% due 04/01/2034	17	19
8.000% due 11/25/2023	2	3
9.000% due 03/25/2021 - 04/25/2021	9	9
9.500% due 03/25/2020	4	4
Fannie Mae UMBS
3.500% due 02/01/2047 - 12/01/2047	360,202	373,371
4.000% due 11/01/2047 - 12/01/2048	705,822	732,303
4.000% due 09/01/2048 - 10/01/2048 (j)	662,345	684,738
4.500% due 08/01/2019 - 11/01/2048	16,507	17,440
5.000% due 08/01/2025 - 08/01/2040	1,082	1,149
5.500% due 06/01/2021 - 01/01/2030	6,059	6,457
6.000% due 01/01/2021 - 01/01/2039	8,236	8,944
6.500% due 07/01/2034 - 03/01/2038	626	709
8.000% due 04/01/2030 - 11/01/2031	414	492
8.500% due 04/01/2025	27	29
9.500% due 07/01/2025 - 11/01/2025	39	43
Fannie Mae UMBS, TBA
4.000% due 07/01/2049	591,800	611,554
4.500% due 08/01/2049	48,900	51,086
5.500% due 07/01/2049	8,000	8,534
Federal Housing Administration 7.430% due 10/01/2020 - 10/01/2023	12	12
Freddie Mac
1.520% due 11/25/2019 ~(a)	166,229	600
2.000% due 11/15/2026	38,572	38,562
2.534% due 08/25/2031 •	948	944
2.710% due 09/25/2031 •	1,592	1,577
2.724% due 02/15/2037 •	44	44
2.734% due 02/15/2037 •	49	49
2.794% due 05/15/2037 •	14	14
2.844% due 11/15/2030 - 12/15/2031 •	42	42
2.914% due 05/15/2036 •	16	16
2.944% due 01/15/2042 •	39	39
3.000% due 03/15/2027 - 05/15/2027 (a)	20,151	1,377
3.000% due 03/15/2041	2,588	2,647
3.244% due 12/15/2039 •	1	1
3.249% due 01/15/2038 •	3,571	3,646
3.254% due 05/15/2040 (a)(b)	8,125	8,429
3.440% due 03/15/2021 •	1	1
3.500% due 02/01/2047 - 06/01/2047	22,714	23,538
3.556% due 08/15/2043 •(a)	53,725	9,119
3.904% due 07/25/2044 •	259	266
4.000% due 01/15/2024 (a)	143	9
4.000% due 08/01/2048 - 09/01/2048	333,330	346,662
4.016% due 08/15/2032 ~	17	17
4.076% due 07/15/2036 •(a)	1,774	302
4.403% due 10/01/2035 •	776	812
4.423% due 10/01/2027 •	8	9
4.542% due 07/01/2035 •	8	9
4.589% due 08/01/2035 •	2,059	2,168
4.632% due 07/01/2027 •	13	13
4.657% due 12/01/2022 •	7	7
4.675% due 10/01/2023 - 03/01/2035 •	240	253
4.676% due 09/01/2023 •	3	3
4.691% due 06/01/2024 •	5	5
4.694% due 04/01/2035 •	482	508
4.709% due 04/01/2035 •	325	342
4.737% due 05/01/2037 •	32	34
4.738% due 03/01/2035 •	100	104
4.740% due 11/01/2023 •	4	4
4.756% due 08/15/2036 •(a)	4,981	946
4.778% due 03/01/2035 •	227	235
4.844% due 04/01/2035 •	348	365
5.122% due 01/01/2024 •	3	3
5.203% due 02/01/2037 •	19	20
5.500% due 07/15/2034	612	673
5.849% due 08/15/2044 •	17,463	19,762
6.000% due 12/15/2028 - 07/15/2029	36	40
6.500% due 02/01/2022 - 07/25/2043	11,420	13,392
7.000% due 01/01/2030 - 04/01/2032	11	13
7.500% due 07/15/2030	62	72
8.000% due 04/15/2021 - 12/01/2024	14	16

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

8.500% due 07/01/2024 - 11/01/2025	78	84
9.000% due 12/15/2020 - 08/01/2022	8	8
Freddie Mac, TBA
4.000% due 07/01/2049	19,000	19,647
Ginnie Mae
2.944% due 12/16/2025 •	18	18
3.067% due 03/20/2065 •	10,961	10,959
3.309% due 05/20/2066	3,974	4,005
3.367% due 04/20/2066 •	5,388	5,453
3.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	222	227
3.625% due 04/20/2027 - 05/20/2030 •	121	125
3.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	450	458
3.750% due 07/20/2027 - 07/20/2034 •	216	223
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	243	248
4.000% due 01/20/2027 - 02/20/2032 •	1,444	1,491
4.125% (H15T1Y + 1.500%)s due 10/20/2023 - 10/20/2025 ~	421	428
4.125% due 11/20/2026 - 12/20/2027 •	79	80
4.500% due 06/20/2048 - 05/20/2049	121,520	127,343
5.000% due 02/20/2041 (a)	140	7
5.000% due 12/20/2048 - 06/20/2049	332,950	349,065
Ginnie Mae, TBA
4.500% due 08/01/2049	90,300	94,080
5.000% due 07/01/2049	85,200	89,072
Vendee Mortgage Trust 6.500% due 05/15/2029	7,976	8,846
Total U.S. Government Agencies (Cost $3,681,230)		3,748,569
U.S. TREASURY OBLIGATIONS 16.6%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022 (j)	336,826	334,244
0.125% due 01/15/2023 (j)	151,428	150,614
0.250% due 01/15/2025	55,771	55,856
0.375% due 07/15/2023 (j)	299,949	302,474
0.625% due 04/15/2023 (j)(l)	311,675	315,416
0.875% due 01/15/2029 (j)(l)(n)	119,503	125,856
Total U.S. Treasury Obligations (Cost $1,267,766)		1,284,460
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	78	80
American Home Mortgage Assets Trust 2.944% due 11/25/2035 •	994	975
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	13,342	13,687
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	5,960	6,279
Banc of America Funding Trust
2.623% due 05/20/2035 •	1,341	1,338
4.753% due 02/20/2036 ~	701	701
4.793% due 05/25/2035 ~	187	199
5.500% due 09/25/2035	855	934
Banc of America Mortgage Trust
4.327% due 09/25/2035 ^~	2,662	2,621
4.503% due 02/25/2035 ~	172	175
5.168% due 05/25/2033 ~	26	27
6.500% due 10/25/2031	352	375
BCAP LLC Trust
2.930% due 05/26/2035 •	665	663
3.297% due 11/26/2046 •	2,264	2,283
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	12	12
3.939% due 03/25/2035 ~	6	6
4.305% due 08/25/2035 ^~	11,403	10,882
4.351% due 01/25/2035 ~	544	543
4.379% due 08/25/2033 ~	149	147
4.427% due 01/25/2035 ~	3	3
4.436% due 02/25/2033 ~	104	99
4.447% due 08/25/2035 ^~	1,902	1,760
4.585% due 08/25/2033 ~	427	436
4.740% due 02/25/2033 ~	56	58
4.808% due 10/25/2036 ^~	645	636
4.886% due 01/25/2034 ~	12	13
5.026% due 04/25/2033 ~	610	635
Bear Stearns ALT-A Trust
4.294% due 09/25/2035 ^~	1,760	1,485
4.309% due 04/25/2035 ~	4,490	4,587
4.625% due 05/25/2035 ~	615	626
4.851% due 09/25/2034 ~	500	508
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~	4,007	3,561
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.684% due 01/25/2035 •	517	510
Citigroup Mortgage Loan Trust 4.799% due 03/25/2036 ^~	3,888	3,779

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
4.680% due 09/25/2035 •		28	29
5.130% due 03/25/2034 ~		517	531
Countrywide Alternative Loan Trust 2.804% due 06/25/2036 ^•		532	322
Countrywide Home Loan Mortgage Pass-Through Trust 4.667% due 02/20/2036 ^•		7,821	7,268
Credit Suisse First Boston Mortgage Securities Corp.
3.133% due 03/25/2032 ~		451	440
4.741% due 04/25/2034 ~		1,011	1,019
5.380% due 06/25/2032 ~		45	45
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.753% due 10/25/2033 ~		61	61
Credit Suisse Mortgage Capital Certificates
4.018% due 09/26/2047 ~		303	304
4.109% due 02/26/2036 ~		22	22
4.230% due 08/28/2036 ~		184	185
Credit Suisse Mortgage Capital Trust 4.473% due 07/25/2050 (a)		66,783	68,858
EMF-NL Prime BV 0.540% due 04/17/2041 •	EUR	3,000	2,857
Eurosail PLC
0.946% due 12/10/2044 •	GBP	360	451
0.949% due 03/13/2045 •		1,007	1,259
1.739% (BP0003M + 0.950%) due 06/13/2045 ~		6,417	8,128
First Horizon Alternative Mortgage Securities Trust
4.366% due 09/25/2035 ^~		$378	367
4.377% due 09/25/2034 ~		137	137
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	842	944
2.532% due 06/18/2039 •		$8,961	8,723
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		26,000	26,367
GS Mortgage Securities Trust 2.111% due 11/10/2045 ~(a)		10,715	586
GSR Mortgage Loan Trust
4.500% due 09/25/2035 ~		496	511
4.528% due 09/25/2035 ~		62	63
4.674% due 07/25/2035 ~		767	677
4.898% due 09/25/2035 ~		6,148	6,240
6.000% due 03/25/2032		38	41
HarborView Mortgage Loan Trust 4.422% due 07/19/2035 ^~		2,776	2,644
IndyMac Mortgage Loan Trust 2.614% due 05/25/2046 •		1,924	1,881
JPMorgan Chase Commercial Mortgage Securities Trust 1.746% due 05/15/2045 ~(a)		28,117	1,046
JPMorgan Mortgage Trust
4.321% due 08/25/2035 ^~		3,294	3,224
4.527% due 04/25/2037 ^~		400	345
4.661% due 07/25/2035 ~		168	175
MASTR Adjustable Rate Mortgages Trust 4.663% due 11/21/2034 ~		132	138
Merrill Lynch Mortgage Investors Trust 2.654% due 11/25/2035 •		92	91
Morgan Stanley Mortgage Loan Trust
2.664% due 04/25/2035 •		3,795	3,765
2.724% due 01/25/2035 •		541	539
4.044% due 08/25/2034 ~		320	304
5.500% due 11/25/2035		2,121	2,237
MortgageIT Trust 3.044% due 02/25/2035 •		544	549
Newgate Funding PLC 0.282% due 12/15/2050 •	EUR	1,595	1,756
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.684% due 12/25/2035 •		$4,403	4,151
Pepper Residential Securities Trust 2.400% due 08/13/2057 •	AUD	2,750	1,930
Prime Mortgage Trust 2.804% due 02/25/2034 •		$482	458
Residential Funding Mortgage Securities, Inc. Trust 5.250% due 01/25/2036 ^		65	62
Structured Adjustable Rate Mortgage Loan Trust 4.566% due 02/25/2034 ~		46	47
Structured Asset Mortgage Investments Trust
2.664% due 03/25/2037 •		85	62
2.684% due 02/25/2036 ^•		2,220	2,131
3.050% due 09/19/2032 •		811	803
6.666% due 06/25/2029 ~		66	65
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.413% due 06/25/2033 ~		63	63
SunTrust Adjustable Rate Mortgage Loan Trust 4.814% due 01/25/2037 ^~		1,563	1,474
Thornburg Mortgage Securities Trust
4.298% due 12/25/2045 ^•		4,666	4,564
4.726% due 10/25/2045 •		8,709	8,348

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	47,293	60,289
WaMu Mortgage Pass-Through Certificates Trust
2.694% due 10/25/2045 •		$74	74
3.144% due 11/25/2034 •		3,240	3,268
3.504% due 08/25/2046 •		63	59
3.904% due 06/25/2042 •		582	576
4.250% due 01/25/2036 ~		193	194
6.000% due 06/25/2034		994	1,101
Washington Mutual Mortgage Pass-Through Certificates Trust
3.941% due 02/25/2033 ~		46	45
4.615% due 02/25/2033 ~		45	47
Wells Fargo Commercial Mortgage Trust 1.933% due 10/15/2045 ~(a)		85,981	4,008
Wells Fargo Mortgage-Backed Securities Trust
4.859% due 04/25/2036 ^~		453	459
4.901% due 12/25/2033 ~		264	276
4.971% due 12/25/2034 ~		5,195	5,345
4.988% due 06/25/2035 ~		11,624	12,113
4.991% due 03/25/2036 ~		2,860	2,951
4.991% due 03/25/2036 ^~		398	399
4.992% due 07/25/2036 ^~		2,789	2,840
4.995% due 06/25/2034 ~		4,071	4,219
5.002% due 04/25/2036 ^~		99	101
5.016% due 01/25/2035 ~		464	485
5.081% due 02/25/2035 ~		176	183
5.140% due 03/25/2035 ~		112	116
Wells Fargo-RBS Commercial Mortgage Trust 1.495% due 03/15/2044 ~(a)		101,853	1,927
Total Non-Agency Mortgage-Backed Securities (Cost $348,374)			340,985
ASSET-BACKED SECURITIES 9.3%
Accredited Mortgage Loan Trust 2.534% due 02/25/2037 •		378	378
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.854% due 10/25/2035 •		5,189	5,226
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.904% due 09/25/2035 •		7,182	7,222
3.094% due 07/25/2035 •		1,127	1,131
3.754% due 02/25/2033 •		1,227	1,234
Asset-Backed Securities Corp. Home Equity Loan Trust 2.914% due 06/15/2031 •		4	4
Bear Stearns Asset-Backed Securities Trust
3.404% due 10/25/2037 •		8,024	8,083
3.404% due 11/25/2042 •		381	382
4.204% due 03/25/2043 •		1,517	1,525
Cent CLO Ltd. 3.667% due 10/15/2026 •		21,600	21,603
Centex Home Equity Loan Trust 3.024% due 09/25/2034 •		1,755	1,763
Chesapeake Funding LLC
2.859% due 08/15/2030		15,262	15,252
3.230% due 08/15/2030		13,044	13,219
Countrywide Asset-Backed Certificates
2.744% due 04/25/2036 •		1,081	1,083
2.824% due 01/25/2045 •		8,162	8,159
Countrywide Asset-Backed Certificates Trust, Inc. 3.124% due 07/25/2034 •		2,324	2,340
Countrywide Asset-Backed Certificates, Inc. 3.154% due 03/25/2034 •		1,663	1,676
Crown Point CLO Ltd. 3.713% due 07/17/2028		13,000	12,941
Drug Royalty LP 5.637% due 07/15/2023 •		28	29
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		23,300	23,271
Edsouth Indenture LLC 3.554% due 09/25/2040 •		8,289	8,295
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		21,600	21,911
EquiFirst Mortgage Loan Trust 2.884% due 01/25/2034 •		297	291
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		21,800	21,681
Exeter Automobile Receivables Trust
2.900% due 01/18/2022		6,973	6,980
3.050% due 12/15/2021		9,364	9,382
Figueroa CLO Ltd. 3.497% due 01/15/2027 •		20,734	20,717
First Franklin Mortgage Loan Asset-Backed Certificates 3.229% due 05/25/2034 •		2,101	2,096
First Franklin Mortgage Loan Trust 2.854% due 06/25/2036 •		1,006	1,013
First NLC Trust 3.109% due 12/25/2035 •		2,693	2,723

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Ford Credit Auto Owner Trust 2.440% due 01/15/2027	8,400	8,412
Fremont Home Loan Trust
2.464% due 01/25/2037 •	220	128
3.124% due 07/25/2035 •	4	4
Gallatin CLO Ltd. 3.642% due 01/21/2028 •	21,500	21,480
GMF Floorplan Owner Revolving Trust
2.784% due 03/15/2022	17,300	17,314
3.130% due 03/15/2023	22,300	22,673
Gracechurch Card Funding PLC 2.794% due 07/15/2022 •	20,500	20,506
GSAMP Trust
2.474% due 12/25/2036 •	1,810	1,065
3.084% due 11/25/2034 •	43	44
3.274% due 11/25/2034 •	2,634	2,641
Hertz Fleet Lease Funding LP 2.912% due 05/10/2032 •	17,700	17,713
Home Equity Asset Trust 2.684% due 08/25/2036 •	16,767	16,757
HSI Asset Securitization Corp. Trust 2.454% due 10/25/2036 •	42	22
M360 Advisors LLC 4.395% due 07/24/2028	13,000	13,032
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •	2,817	2,834
MASTR Alternative Loan Trust 4.500% due 07/25/2019	6	6
Merrill Lynch Mortgage Investors Trust 2.714% due 08/25/2036 •	3,753	3,763
Mid-State Trust 4.864% due 07/15/2038	219	236
MMAF Equipment Finance LLC 2.920% due 07/12/2021	7,847	7,865
Morgan Stanley ABS Capital, Inc. Trust 3.109% due 12/25/2034 •	614	588
Morgan Stanley IXIS Real Estate Capital Trust 2.454% due 11/25/2036 •	17	8
Navient Private Education Loan Trust 2.744% due 12/15/2059 •	5,978	5,976
New Century Home Equity Loan Trust
2.734% due 02/25/2036 •	7,859	7,904
3.124% due 03/25/2035 •	2,002	1,980
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.894% due 05/25/2035 •	2,444	2,461
NovaStar Mortgage Funding Trust 2.724% due 05/25/2036 •	4,903	4,843
Option One Mortgage Loan Trust 3.139% due 08/25/2035 •	2,498	2,509
OSCAR U.S. Funding Trust
2.882% due 08/10/2021 •	12,081	12,092
3.150% due 08/10/2021	9,243	9,273
Palmer Square CLO Ltd. 3.368% due 08/15/2026 •	17,870	17,803
Palmer Square Loan Funding Ltd. 3.418% due 11/15/2026 •	20,842	20,826
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •	73	73
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.244% due 01/25/2036 •	644	646
Penarth Master Issuer PLC
2.762% due 03/18/2022 •	21,500	21,501
2.932% due 09/18/2022	13,600	13,599
RAAC Trust
2.884% due 03/25/2037 •	1,731	1,737
3.104% due 03/25/2034 •	251	249
Renaissance Home Equity Loan Trust 3.104% due 08/25/2032 •	40	39
Residential Asset Securities Corp. Trust
3.079% due 09/25/2035 •	1,076	1,075
3.199% due 01/25/2035 •	508	511
3.229% due 07/25/2034 •	1,561	1,556
Santander Drive Auto Receivables Trust 2.730% due 04/15/2021	4,968	4,968
Saxon Asset Securities Trust
2.724% due 09/25/2047 •	3,499	3,487
3.180% due 03/25/2035 ^•	1,638	1,604
Securitized Asset-Backed Receivables LLC Trust
2.534% due 05/25/2037 ^•	633	493
2.550% due 12/25/2036 ^	3,310	1,114
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021	15,093	15,142
SLC Student Loan Trust
2.510% due 09/15/2026 •	10,997	10,976
2.520% due 03/15/2027 •	11,188	11,138

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	106	120
0.000% due 06/17/2024 •		174	198
0.232% due 12/15/2033 •		1,067	1,176
2.670% due 10/25/2024 •		$5,495	5,491
2.670% due 01/26/2026 •		7,942	7,918
2.700% due 01/25/2027 •		4,712	4,684
2.730% due 10/25/2029 •		23,050	22,801
3.080% due 04/25/2024 •		2,818	2,820
SoFi Consumer Loan Program LLC 2.200% due 11/25/2026		1,051	1,050
SoFi Consumer Loan Program Trust 2.930% due 04/26/2027		3,458	3,462
Sound Point CLO Ltd. 3.482% due 01/20/2028 •		19,700	19,675
Soundview Home Loan Trust 2.464% due 11/25/2036 •		1,352	577
South Carolina Student Loan Corp. 3.520% due 09/03/2024 •		2,087	2,100
Structured Asset Investment Loan Trust
3.094% due 06/25/2035 •		414	416
3.109% due 03/25/2034 •		4,668	4,665
3.124% due 02/25/2035 •		2,825	2,846
3.304% due 09/25/2034 •		308	307
3.379% due 10/25/2033 •		2,470	2,481
Structured Asset Securities Corp. 3.064% due 02/25/2035 •		857	862
Structured Asset Securities Corp. Mortgage Loan Trust 3.079% due 11/25/2035 •		4,360	4,380
TICP CLO Ltd. 3.601% due 04/20/2028		25,600	25,388
Westlake Automobile Receivables Trust 2.840% due 09/15/2021		11,720	11,730
WhiteHorse Ltd. 3.518% due 04/17/2027 •		13,600	13,579
Zais CLO Ltd. 3.747% due 04/15/2028 •		21,200	21,245
Total Asset-Backed Securities (Cost $703,464)			714,247
SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2019 (f)	BRL	306,000	78,437
0.000% due 01/01/2020 (f)		284,200	71,834
0.000% due 04/01/2020 (f)		614,400	153,225
Korea Resources Corp. 2.250% due 04/29/2020		$9,700	9,686
Provincia de Buenos Aires 54.501% due 04/12/2025 ~(a)	ARS	28,931	540
Qatar Government International Bond 3.875% due 04/23/2023		$9,100	9,555
Spain Government International Bond 4.000% due 04/30/2020	EUR	49,800	58,705
Total Sovereign Issues (Cost $379,968)			381,982
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		11,443	1
Total Common Stocks (Cost $607)			1
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(d)		428,000	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Total Convertible Preferred Securities (Cost $0)	0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC 2.980% due 10/25/2019 ~	$43,300	43,344
Lloyds Bank Corporate Markets PLC
2.843% due 09/24/2020 ~	25,000	25,075
3.092% due 10/26/2020 ~	21,600	21,666
		90,085
REPURCHASE AGREEMENTS (i) 0.1%		7,276
U.S. TREASURY BILLS 0.1%
2.105% due 07/16/2019 - 08/20/2019 (e)(f)(n)	7,142	7,127
Total Short-Term Instruments (Cost $104,303)		104,488
Total Investments in Securities (Cost $9,457,526)		9,579,808
	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short Asset Portfolio	61,497,078	611,650
PIMCO Short-Term Floating NAV Portfolio III	4,293,498	42,471
Total Short-Term Instruments (Cost $657,751)		654,121
Total Investments in Affiliates (Cost $657,751)		654,121
Total Investments 132.6% (Cost $10,115,277)		$10,233,929
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $10,013)		(942)
Other Assets and Liabilities, net (32.6)%		(2,514,716)
Net Assets 100.0%		$7,718,271

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	07/03/2019	12/19/2018	$1,535	$1,519	0.02%
				$1,535	$1,519	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$7,276	U.S. Treasury Notes 2.250% due 03/31/2021	$(7,426)	$7,276	$7,277
Total Repurchase Agreements						$(7,426)	$7,276	$7,277

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.600%	05/09/2019	07/09/2019	$(18,303)	$(18,373)
BSN	2.540	05/30/2019	07/02/2019	(71,775)	(71,937)
	2.550	04/09/2019	07/09/2019	(78,823)	(79,286)
	2.550	05/15/2019	07/15/2019	(51,500)	(51,671)
	2.550	05/30/2019	07/09/2019	(131,683)	(131,981)
	2.560	04/11/2019	07/11/2019	(3,694)	(3,716)
CIB	2.600	04/10/2019	07/10/2019	(92,475)	(93,023)
	2.600	04/18/2019	07/17/2019	(45,415)	(45,658)
	2.600	05/14/2019	07/10/2019	(376,248)	(377,552)
	2.600	05/30/2019	07/10/2019	(1,776)	(1,781)
GRE	2.560	05/17/2019	07/17/2019	(17,812)	(17,869)
IND	2.590	05/31/2019	07/12/2019	(89,712)	(89,912)
	2.600	06/06/2019	07/18/2019	(829)	(830)
	2.620	05/30/2019	07/11/2019	(765)	(767)
	2.650	06/13/2019	07/15/2019	(642,684)	(643,535)
RCY	2.610	06/11/2019	07/23/2019	(527)	(527)
SCX	2.580	05/15/2019	07/15/2019	(71,670)	(71,912)
	2.600	04/17/2019	07/17/2019	(7,767)	(7,809)
Total Reverse Repurchase Agreements					$(1,708,139)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (23.6)%
Fannie Mae UMBS, TBA	4.000%	07/01/2049	$678,670	$(701,612)	$(701,324)
Fannie Mae UMBS, TBA	4.000	08/01/2049	1,082,330	(1,117,511)	(1,118,118)
Total Short Sales (23.6)%				$(1,819,123)	$(1,819,442)

(j)	Securities with an aggregate market value of $1,747,181 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(1,487) at a weighted average interest rate of 2.614%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.750	08/23/2019	1,034	$2,068	$9	$1
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	103.875	08/23/2019	639	1,278	5	1
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.000	08/23/2019	360	720	3	0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	7,628	15,256	66	8
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.750	08/23/2019	1,074	1,074	9	1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	6,785	6,785	58	7
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	3,266	3,266	28	3
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	146.000	08/23/2019	699	699	6	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	147.000	08/23/2019	105	105	1	0
Total Purchased Options					$185	$22

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2019	13	$1,985	$72	$10	$0
Euro-Bund 10-Year Bond September Futures	09/2019	1,680	329,990	5,672	458	0
U.S. Treasury 2-Year Note September Futures	09/2019	18,545	3,990,507	21,719	0	(724)
U.S. Treasury 5-Year Note September Futures	09/2019	12,737	1,504,956	16,302	0	0
				$43,765	$468	$(724)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	6,738	$(543,986)	$(729)	$760	$(152)
Australia Government 10-Year Bond September Futures	09/2019	552	(55,669)	(334)	314	(112)
Canada Government 10-Year Bond September Futures	09/2019	471	(51,407)	(711)	18	(119)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	1,594	(298,833)	(6,193)	0	(435)
U.S. Treasury 10-Year Note September Futures	09/2019	370	(47,348)	(1,187)	0	(11)
United Kingdom Long Gilt September Futures	09/2019	432	(71,485)	(578)	137	0
				$(9,732)	$1,229	$(829)
Total Futures Contracts				$34,033	$1,697	$(1,553)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.379%	$10,000	$198	$74	$272	$1	$0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597	EUR	14,700	37	1	38	5	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.244		$16,400	(426)	613	187	0	(6)
							$(191)	$688	$497	$6	$(6)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$206,900	$6,993	$(16,591)	$(9,598)	$289	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		82,400	4,619	(6,870)	(2,251)	136	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	126,000	(915)	(5,948)	(6,863)	122	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	47,270,000	1,475	3,135	4,610	104	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		24,240,000	(1,392)	(4,560)	(5,952)	0	(106)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		4,840,000	(68)	(1,535)	(1,603)	0	(35)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		13,810,000	292	(12,276)	(11,984)	0	(256)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,480,000	(46)	(2,375)	(2,421)	0	(29)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	3,510,700	(45)	2,313	2,268	431	0
Pay	28-Day MXN-TIIE	8.750	Lunar	11/06/2020		3,309,900	0	2,173	2,173	407	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		2,383,300	271	(1,821)	(1,550)	0	(301)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		3,371,000	35	(2,259)	(2,224)	0	(450)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		789,100	0	(642)	(642)	0	(111)
							$11,219	$(47,256)	$(36,037)	$1,489	$(1,288)
Total Swap Agreements							$11,028	$(46,568)	$(35,540)	$1,495	$(1,294)

(l)	Securities with an aggregate market value of $3,113 and cash of $76,503 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	86,908		$64,804	$0	$(1,561)
	07/2019		$26,182	AUD	37,491	139	0
	07/2019		79,971	CAD	106,931	1,684	0
	08/2019	AUD	37,491		$26,209	0	(140)
	08/2019	EUR	5,127		5,810	0	(40)
	08/2019		$2,535	GBP	1,993	1	0
	10/2019		1,001	DKK	6,517	0	0
BPS	07/2019	CHF	380		$381	0	(8)
	07/2019	GBP	62,556		79,343	0	(100)
	07/2019	TRY	1,490		252	0	(4)
	08/2019	ARS	47,824		1,072	7	0
	08/2019	GBP	89,032		114,961	1,659	0
	08/2019	NOK	1,400		161	0	(3)
	08/2019		$4,004	EUR	3,536	31	0
	08/2019		85,105	GBP	66,982	102	(8)
	08/2019		81,144	JPY	8,835,500	1,075	0
	09/2019	KRW	292,561		$247	0	(7)
	10/2019	BRL	99,700		26,229	495	0
	04/2020		408,900		99,277	0	(4,603)
BRC	07/2019	CAD	36,443		27,184	0	(645)
	08/2019		$3,493	JPY	377,100	16	0
CBK	07/2019	AUD	36,004		$24,925	0	(352)
	07/2019	CAD	1,415		1,052	0	(29)
	07/2019		$2,517	AUD	3,661	53	0
	08/2019	EUR	2,931		$3,297	0	(47)
	08/2019	GBP	96,399		123,607	932	(4)
	08/2019	JPY	2,007,500		18,433	0	(248)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

08/2019	$1,759	EUR	1,558	19	0
08/2019	105,680	GBP	83,279	306	(4)
04/2020	BRL	205,500	$49,865	0	(2,341)
GLM	07/2019	CAD	83,243	62,503	0	(1,064)
HUS	07/2019	$50,392	CAD	67,928	1,480	0
08/2019	JPY	1,170,900	$10,789	0	(107)
08/2019	$1,739	EUR	1,545	24	0
09/2019	CNH	2,204	$317	0	(3)
JPM	07/2019	AUD	5,148	3,553	0	(61)
07/2019	$22,999	CAD	30,822	537	0
07/2019	990	DKK	6,517	3	0
08/2019	GBP	29,379	$37,658	269	0
08/2019	JPY	6,146,600	56,503	0	(695)
08/2019	MXN	364	18	0	0
08/2019	$209,197	JPY	22,470,200	2	(100)
09/2019	INR	15,057	$213	0	(3)
09/2019	THB	57,166	1,803	0	(65)
10/2019	BRL	206,300	54,458	1,208	0
MSB	01/2020	284,200	74,585	1,811	0
MYI	07/2019	AUD	2,163	1,545	27	0
SCX	07/2019	$79,177	GBP	62,556	266	0
07/2019	86	RUB	5,715	4	0
SOG	08/2019	SEK	3,235	$340	0	(10)
SSB	08/2019	JPY	423,800	3,922	0	(22)
UAG	08/2019	EUR	113,996	128,994	0	(1,090)
Total Forward Foreign Currency Contracts	$12,150	$(13,364)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 4.500% due 07/01/2049	$72.000	07/08/2019	18,000	$1	$0
Total Purchased Options	$1	$0

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	19.600	07/03/2019	38,300	$(330)	$(9)
HUS	Call - OTC USD versus MXN		20.300	07/18/2019	41,400	(342)	(25)
MYI	Call - OTC USD versus MXN		19.800	07/10/2019	19,300	(162)	(15)
	Call - OTC USD versus MXN		20.410	08/01/2019	36,700	(367)	(46)
Total Written Options						$(1,201)	$(95)

(n)	Securities with an aggregate market value of $4,909 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$56,957	$56,957
Corporate Bonds & Notes
Banking & Finance	0	1,801,794	0	1,801,794
Industrials	0	966,099	0	966,099
Specialty Finance	0	1,519	0	1,519
Utilities	0	178,707	0	178,707
U.S. Government Agencies	0	3,748,569	0	3,748,569
U.S. Treasury Obligations	0	1,284,460	0	1,284,460
Non-Agency Mortgage-Backed Securities	0	340,985	0	340,985
Asset-Backed Securities	0	714,247	0	714,247
Sovereign Issues	0	381,982	0	381,982
Common Stocks
Consumer Discretionary	1	0	0	1
Short-Term Instruments
Certificates of Deposit	0	90,085	0	90,085
Repurchase Agreements	0	7,276	0	7,276
U.S. Treasury Bills	0	7,127	0	7,127
	$1	$9,522,850	$56,957	$9,579,808
Investments in Affiliates, at Value

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$654,121	$0	$0	$654,121
Total Investments	$654,122	$9,522,850	$56,957	$10,233,929
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,819,442)	$0	$(1,819,442)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,697	1,517	0	3,214
Over the counter	0	12,150	0	12,150
	$1,697	$13,667	$0	$15,364
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,553)	(1,294)	0	(2,847)
Over the counter	0	(13,459)	0	(13,459)
	$(1,553)	$(14,753)	$0	$(16,306)
Total Financial Derivative Instruments	$144	$(1,086)	$0	$(942)
Totals	$654,266	$7,702,322	$56,957	$8,413,545

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
AASET 4.212% due 11/15/2041 (k)	$8,890	$9,043
Advanz Pharma Corp. 7.911% (LIBOR03M + 5.500%) due 09/06/2024 ~	1,379	1,326
Alphabet Holding Co., Inc. 5.902% (LIBOR03M + 3.500%) due 09/26/2024 ~	98	93
Altice France S.A. 6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~	1,393	1,367
Aramark Services, Inc. 4.080% (LIBOR03M + 1.750%) due 03/11/2025 ~	93	93
Avantor, Inc. 5.402% (LIBOR03M + 3.000%) due 11/21/2024 ~	19	19
Avolon TLB Borrower (U.S.) LLC 4.133% (LIBOR03M + 1.750%) due 01/15/2025 ~	2,840	2,839
Axalta Coating Systems U.S. Holdings, Inc. 4.080% (LIBOR03M + 1.750%) due 06/01/2024 ~	69	68
Bausch Health Cos., Inc. 5.162% (LIBOR03M + 2.750%) due 11/27/2025 ~	516	513
Beacon Roofing Supply, Inc. 4.663% (LIBOR03M + 2.250%) due 01/02/2025 ~	79	78
BWAY Holding Co. 5.854% (LIBOR03M + 3.250%) due 04/03/2024 ~	69	66
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~	788	775
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~	346	339
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,733	1,733
Core & Main LP 5.520% (LIBOR03M + 3.000%) due 08/01/2024 ~	46	46
Crown Americas LLC 4.401% (LIBOR03M + 2.000%) due 04/03/2025 ~	27	27
CSC Holdings LLC 4.894% (LIBOR03M + 2.500%) due 01/25/2026 ~	198	196
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~	4,248	4,230
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~	524	524
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~	4,349	4,122
Dubai World (Cash 2.500% and PIK 1.750%) 4.250% (LIBOR03M + 2.500%) due 09/30/2022 ~(c)	5,600	5,306
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~	2,787	2,426
Financial & Risk U.S. Holdings, Inc.
6.152% (LIBOR03M + 3.750%) due 10/01/2025 ~	3,758	3,651
Forest City Enterprises, L.P. 6.402% (LIBOR03M + 4.000%) due 12/07/2025 «~	697	699
Gardner Denver, Inc. 5.152% (LIBOR03M + 2.750%) due 07/30/2024 ~	650	652
Gates Global LLC 5.152% (LIBOR03M + 2.750%) due 04/01/2024 ~	821	818
Genworth Holdings, Inc. 6.993% (LIBOR03M + 4.500%) due 03/07/2023 «~	50	50
Gray Television, Inc. 4.931% (LIBOR03M + 2.500%) due 01/02/2026 ~	498	497
Hilton Worldwide Finance LLC 4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~	4,007	4,017
iHeartCommunications, Inc.
TBD% due 01/30/2020 ^(d)	300	301
6.579% (LIBOR03M + 4.000%) due 05/01/2026 ~	21,334	21,387
Intelsat Jackson Holdings S.A.
6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~	3,129	3,099
6.625% due 01/02/2024	225	226
IRB Holding Corp. 5.644% (LIBOR03M + 3.250%) due 02/05/2025 ~	99	98
Kinetic Concepts, Inc. 5.580% (LIBOR03M + 3.250%) due 02/02/2024 ~	4,736	4,748
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~	1,053	1,047
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~	697	698

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

McDermott Technology Americas, Inc. 7.402% (LIBOR03M + 5.000%) due 05/09/2025 ~		3,401	3,350
Meredith Corp. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~		58	58
Messer Industrie GmbH 4.830% (LIBOR03M + 2.500%) due 03/01/2026 ~		600	592
MH Sub LLC 6.152% (LIBOR03M + 3.750%) due 09/13/2024 ~		167	164
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		200	201
Multi Color Corp. 6.750% (PRIME + 1.250%) due 10/31/2024 ~		28	28
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,783	3,688
Neiman Marcus Group Ltd. LLC 7.972% (LIBOR03M + 5.500%) due 10/25/2023 «~		9,169	8,046
Nielsen Finance LLC 4.412% (LIBOR03M + 2.000%) due 10/04/2023 ~		98	97
Ortho-Clinical Diagnostics S.A. 5.680% (LIBOR03M + 3.250%) due 06/30/2025 ~		503	485
Pacific Gas & Electric Co.
TBD% due 02/22/2049 ^«(d)		4,406	4,296
4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		11,450	11,443
Panther BF Aggregator LP 5.902% (LIBOR03M + 3.500%) due 04/30/2026 ~		500	497
Parexel International Corp. 5.152% (LIBOR03M + 2.750%) due 09/27/2024 ~		93	90
PetSmart, Inc. 6.670% (LIBOR03M + 4.250%) due 03/11/2022 ~		796	774
PG&E Corp. 1.125% due 12/31/2020 «µ		3,817	3,814
Post Holdings, Inc. 4.404% (LIBOR03M + 2.000%) due 05/24/2024 ~		42	42
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		2,100	2,097
RPI Finance Trust 4.402% (LIBOR03M + 2.000%) due 03/27/2023 ~		69	69
SBA Senior Finance LLC 4.410% (LIBOR03M + 2.000%) due 04/11/2025 ~		99	98
Sequa Mezzanine Holdings LLC
7.560% (LIBOR03M + 5.000%) due 11/28/2021 ~		14,960	14,661
11.583% (LIBOR03M + 9.000%) due 04/28/2022 ~		1,572	1,509
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	1,000	1,115
Sprint Communications, Inc. 4.938% (LIBOR03M + 2.500%) due 02/02/2024 ~		$978	964
SS&C Technologies Holdings Europe SARL 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		253	252
SS&C Technologies, Inc. 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~		351	350
Starfruit Finco BV
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	700	800
5.669% (LIBOR03M + 3.250%) due 10/01/2025 ~		$1,300	1,283
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		11,200	11,172
Syniverse Holdings, Inc. 7.401% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,200	1,113
Tronox Finance LLC 5.402% (LIBOR03M + 3.000%) due 09/23/2024 ~		67	67
U.S. Renal Care, Inc. TBD% due 06/13/2026		1,014	998
Unitymedia Finance LLC 4.644% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	100
Unitymedia Hessen GmbH & Co. KG 2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	400	455
Univision Communications, Inc. 5.152% (LIBOR03M + 2.750%) due 03/15/2024 ~		$981	936
Valeant Pharmaceuticals International, Inc. 5.412% (LIBOR03M + 3.000%) due 06/02/2025 ~		324	324
West Corp. 6.522% (LIBOR03M + 4.000%) due 10/10/2024 ~		75	70
Westmoreland Coal Co. (Cash 12.500% and PIK 15.000%) 27.500% (LIBOR03M + 12.500%) due 03/15/2029 «~		176	145
Westmoreland Mining Holdings LLC 10.660% (LIBOR03M + 8.250%) due 03/15/2022 «~		81	82
Wyndham Hotels & Resorts, Inc. 4.152% (LIBOR03M + 1.750%) due 05/30/2025 ~		199	198

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		4,440	4,470
Total Loan Participations and Assignments (Cost $158,730)			158,210
CORPORATE BONDS & NOTES 42.1%
BANKING & FINANCE 17.9%
ABN AMRO Bank NV 2.450% due 06/04/2020		4,000	4,003
AerCap Ireland Capital DAC
3.300% due 01/23/2023		700	706
3.500% due 05/26/2022		1,360	1,387
4.125% due 07/03/2023		1,800	1,872
4.450% due 12/16/2021		10,500	10,907
4.450% due 10/01/2025		6,239	6,580
4.500% due 05/15/2021		1,400	1,444
4.625% due 10/30/2020		1,954	2,004
4.625% due 07/01/2022		1,000	1,044
4.875% due 01/16/2024		1,300	1,400
5.000% due 10/01/2021		3,750	3,933
AIB Group PLC
4.263% due 04/10/2025 •		5,000	5,149
4.750% due 10/12/2023		600	631
Air Lease Corp.
2.500% due 03/01/2021		7,675	7,682
3.500% due 01/15/2022		4,038	4,135
4.250% due 02/01/2024		4,863	5,131
Aircastle Ltd.
5.125% due 03/15/2021		2,140	2,220
7.625% due 04/15/2020		210	218
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	118
Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026		$1,200	1,262
4.000% due 01/15/2024		728	770
Ally Financial, Inc.
3.750% due 11/18/2019		2,614	2,621
3.875% due 05/21/2024		1,280	1,314
4.125% due 03/30/2020		9,830	9,950
4.125% due 02/13/2022		705	724
4.250% due 04/15/2021		3,702	3,795
7.500% due 09/15/2020		1,686	1,779
8.000% due 03/15/2020		7,930	8,217
8.000% due 11/01/2031		164	217
Ambac LSNI LLC 7.319% due 02/12/2023 •		5,341	5,441
American International Group, Inc. 5.750% due 04/01/2048 •		364	375
American Tower Corp.
2.250% due 01/15/2022		548	546
3.000% due 06/15/2023		172	174
3.300% due 02/15/2021		405	410
3.500% due 01/31/2023		1,200	1,239
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	4,790	5,600
Assurant, Inc. 4.200% due 09/27/2023		$164	171
Athene Holding Ltd. 4.125% due 01/12/2028		110	111
Aviation Capital Group LLC
2.875% due 01/20/2022		3,108	3,130
7.125% due 10/15/2020		200	212
Avolon Holdings Funding Ltd.
3.625% due 05/01/2022		1,391	1,412
5.125% due 10/01/2023		3,415	3,627
5.250% due 05/15/2024		3,171	3,388
5.500% due 01/15/2023		2,350	2,511
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		74	77
4.350% due 04/20/2028		158	166
5.000% due 04/20/2048		236	244
Axis Bank Ltd. 3.250% due 05/21/2020		200	200
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	1,400	1,639
8.875% due 04/14/2021 •(i)(j)		1,000	1,269
Banco Santander S.A.
3.848% due 04/12/2023		$200	208
6.250% due 09/11/2021 •(i)(j)	EUR	600	719
Bank of America Corp.
2.999% (US0003M + 0.650%) due 06/25/2022 ~		$1,495	1,500
3.269% (US0003M + 0.790%) due 03/05/2024 ~		98	98
5.125% due 06/20/2024 •(i)		4,600	4,634

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Bank of Ireland 7.375% due 06/18/2020 •(i)(j)	EUR	10,475	12,596
Banque PSA Finance S.A. 5.750% due 04/04/2021		$82	86
Barclays Bank PLC 7.625% due 11/21/2022 (j)		4,300	4,698
Barclays PLC
3.125% due 01/17/2024	GBP	600	785
3.905% (US0003M + 1.380%) due 05/16/2024 ~		$1,600	1,578
3.932% due 05/07/2025 •		6,600	6,719
3.948% (US0003M + 1.430%) due 02/15/2023 ~		2,000	1,991
4.338% due 05/16/2024 •		1,900	1,963
4.610% due 02/15/2023 •		2,000	2,074
5.875% due 09/15/2024 •(i)(j)	GBP	600	740
6.500% due 09/15/2019 •(i)(j)	EUR	3,890	4,478
7.000% due 09/15/2019 •(i)(j)	GBP	4,870	6,245
7.125% due 06/15/2025 •(i)(j)		1,600	2,126
7.250% due 03/15/2023 •(i)(j)		1,540	2,042
7.750% due 09/15/2023 •(i)(j)		$8,890	9,119
7.875% due 09/15/2022 •(i)(j)	GBP	200	270
8.000% due 12/15/2020 •(i)(j)	EUR	15,181	18,708
8.000% due 06/15/2024 •(i)(j)		$4,000	4,198
BNP Paribas S.A.
4.400% due 08/14/2028		600	650
7.000% due 08/16/2028 •(i)(j)		400	427
7.625% due 03/30/2021 •(i)(j)		1,800	1,906
BOC Aviation Ltd.
3.000% due 03/30/2020		700	702
3.458% (US0003M + 1.125%) due 09/26/2023 ~		600	602
3.500% due 10/10/2024		1,200	1,220
3.626% (US0003M + 1.050%) due 05/02/2021 ~		550	553
4.000% due 01/25/2024		400	415
BPCE S.A. 12.500% due 09/30/2019 •(i)		800	819
Brighthouse Financial, Inc. 3.700% due 06/22/2027		90	86
British Transco International Finance BV 0.000% due 11/04/2021 (g)		300	282
Brixmor Operating Partnership LP 3.629% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,601
Brookfield Finance, Inc.
3.900% due 01/25/2028		188	192
4.700% due 09/20/2047		340	356
Cantor Fitzgerald LP 4.875% due 05/01/2024		192	198
Capital One Financial Corp. 3.450% due 04/30/2021		896	912
CBL & Associates LP
4.600% due 10/15/2024		31	21
5.950% due 12/15/2026		988	682
China Construction Bank Asia Corp. Ltd. 3.250% due 07/02/2019		1,300	1,300
CIT Group, Inc.
4.125% due 03/09/2021		468	478
5.000% due 08/15/2022		2,628	2,786
5.000% due 08/01/2023		815	873
Citigroup, Inc.
2.795% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	14,210	9,989
3.531% (US0003M + 0.950%) due 07/24/2023 ~		$380	381
3.540% (US0003M + 0.960%) due 04/25/2022 ~		290	293
3.950% (US0003M + 1.430%) due 09/01/2023 ~		570	581
CNH Industrial Capital LLC 3.875% due 10/15/2021		20	20
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		670	662
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	15,135	17,940
6.625% due 06/29/2021 •(i)(j)		17,200	21,693
Credit Agricole S.A.
3.601% (US0003M + 1.020%) due 04/24/2023 ~		$250	250
3.750% due 04/24/2023		250	260
Credit Suisse AG
5.750% due 09/18/2025 •	EUR	700	848
6.500% due 08/08/2023 (j)		$1,000	1,103
Credit Suisse Group AG
3.574% due 01/09/2023		500	511
7.250% due 09/12/2025 •(i)(j)		600	645
7.500% due 07/17/2023 •(i)(j)		1,400	1,504
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		8,800	8,815
3.750% due 03/26/2025		4,500	4,700
Crown Castle International Corp. 2.250% due 09/01/2021		660	657
CTR Partnership LP 5.250% due 06/01/2025		66	69

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	4,400	4,947
0.327% (EUR003M + 0.650%) due 09/10/2021 ~		2,500	2,781
1.875% due 02/28/2020	GBP	7,500	9,521
2.700% due 07/13/2020		$222	221
3.150% due 01/22/2021		8,200	8,145
3.567% (US0003M + 0.970%) due 07/13/2020 ~		1,070	1,063
3.855% (US0003M + 1.290%) due 02/04/2021 ~		1,520	1,508
4.250% due 10/14/2021		5,120	5,189
5.000% due 02/14/2022		12,057	12,430
Digital Realty Trust LP
3.600% due 07/01/2029		1,612	1,634
3.700% due 08/15/2027		15	15
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		379	395
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	4,383	4,828
EPR Properties
4.750% due 12/15/2026		$112	119
4.950% due 04/15/2028		316	340
Equinix, Inc.
2.875% due 03/15/2024	EUR	400	477
2.875% due 02/01/2026		400	477
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$186	196
FCE Bank PLC
0.189% due 08/26/2020 •	EUR	1,500	1,698
0.869% due 09/13/2021		3,900	4,450
1.114% due 05/13/2020		300	344
1.660% due 02/11/2021		800	929
1.875% due 06/24/2021		4,000	4,655
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 •		4,690	5,224
0.121% due 05/14/2021 •		3,970	4,465
2.343% due 11/02/2020		$600	596
2.459% due 03/27/2020		2,400	2,393
3.006% (US0003M + 0.430%) due 11/02/2020 ~		400	396
3.157% due 08/04/2020		1,750	1,757
3.200% due 01/15/2021		550	552
3.226% (US0003M + 0.790%) due 06/12/2020 ~		300	299
3.336% due 03/18/2021		400	402
3.408% (US0003M + 0.810%) due 04/05/2021 ~		5,550	5,479
3.484% (US0003M + 0.880%) due 10/12/2021 ~		1,600	1,575
3.600% (US0003M + 1.270%) due 03/28/2022 ~		3,600	3,543
3.656% (US0003M + 1.080%) due 08/03/2022 ~		1,600	1,566
3.753% (US0003M + 1.235%) due 02/15/2023 ~		3,100	3,011
5.085% due 01/07/2021		1,000	1,031
5.139% (US0003M + 2.550%) due 01/07/2021 ~		3,000	3,054
5.729% (US0003M + 3.140%) due 01/07/2022 ~		3,000	3,095
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		3,376	3,486
6.750% due 03/15/2022		9,551	9,945
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	650	739
0.069% (EUR003M + 0.380%) due 01/21/2020 ~		200	228
2.625% due 03/15/2023		727	895
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$3,000	2,986
4.418% due 11/15/2035		1,300	1,284
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	1,000	1,372
4.375% due 07/31/2019		242	308
5.875% due 11/04/2020		48	64
General Motors Financial Co., Inc.
0.207% due 03/26/2022 •	EUR	1,950	2,189
3.105% (US0003M + 0.540%) due 11/06/2020 ~		$480	478
3.200% due 07/13/2020		1,836	1,843
3.442% (US0003M + 0.850%) due 04/09/2021 ~		1,302	1,302
3.588% (US0003M + 0.990%) due 01/05/2023 ~		1,254	1,237
3.640% (US0003M + 1.310%) due 06/30/2022 ~		480	480
3.665% (US0003M + 1.100%) due 11/06/2021 ~		486	486
4.147% (US0003M + 1.550%) due 01/14/2022 ~		2,420	2,444
GLP Capital LP 5.300% due 01/15/2029		982	1,062
Goldman Sachs Group, Inc. 3.696% (US0003M + 1.110%) due 04/26/2022 ~		3,150	3,178
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		279	282
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		200	211
Harley-Davidson Financial Services, Inc. 2.850% due 01/15/2021		3,200	3,207
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		13,100	13,180
Highwoods Realty LP 4.200% due 04/15/2029		1,853	1,939

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Howard Hughes Corp. 5.375% due 03/15/2025		621	645
HSBC Holdings PLC
3.000% due 05/29/2030 •	GBP	1,600	2,092
3.120% (US0003M + 0.600%) due 05/18/2021 ~		$1,400	1,401
3.520% (US0003M + 1.000%) due 05/18/2024 ~		600	602
3.681% (US0003M + 1.230%) due 03/11/2025 ~		7,600	7,626
3.973% due 05/22/2030 •		2,400	2,506
4.292% due 09/12/2026 •		7,500	7,980
6.000% due 09/29/2023 •(i)(j)	EUR	2,730	3,590
Huarong Finance Co. Ltd. 4.000% due 07/17/2019		$2,900	2,901
Hudson Pacific Properties LP 3.950% due 11/01/2027		52	53
Hunt Cos., Inc. 6.250% due 02/15/2026		60	57
ICICI Bank Ltd.
3.500% due 03/18/2020		200	201
5.750% due 11/16/2020		1,300	1,349
Industrial & Commercial Bank of China Ltd.
3.198% (US0003M + 0.770%) due 12/14/2020 ~		565	566
3.310% (US0003M + 0.750%) due 11/08/2020 ~		15,717	15,750
3.400% (US0003M + 0.875%) due 11/29/2019 ~		5,270	5,277
ING Bank NV 2.500% due 10/01/2019		5,100	5,101
ING Groep NV
3.320% (US0003M + 1.000%) due 10/02/2023 ~		1,000	999
4.100% due 10/02/2023		1,800	1,902
4.550% due 10/02/2028		800	881
International Lease Finance Corp.
4.625% due 04/15/2021		380	392
5.875% due 08/15/2022		130	142
8.250% due 12/15/2020		3,300	3,561
8.625% due 01/15/2022		2,000	2,283
iStar, Inc.
4.625% due 09/15/2020		22	22
5.250% due 09/15/2022		32	33
Jefferies Finance LLC
6.250% due 06/03/2026		4,389	4,438
7.250% due 08/15/2024		200	197
John Deere Capital Corp. 2.769% (US0003M + 0.180%) due 01/07/2020 ~		375	375
JPMorgan Chase & Co.
3.480% (US0003M + 0.900%) due 04/25/2023 ~		860	864
3.811% (US0003M + 1.230%) due 10/24/2023 ~		480	488
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	8,781	799
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	13,120	17,066
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$202	207
Life Storage LP
3.875% due 12/15/2027		494	505
4.000% due 06/15/2029		192	198
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		800	853
Lloyds Bank PLC 2.700% due 08/17/2020		4,100	4,116
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	200	255
3.900% due 03/12/2024		$200	209
4.000% due 03/07/2025	AUD	700	520
4.050% due 08/16/2023		$1,600	1,671
4.375% due 03/22/2028		400	425
4.550% due 08/16/2028		1,400	1,511
7.500% due 06/27/2024 •(i)(j)		600	632
7.500% due 09/27/2025 •(i)(j)		4,800	5,050
7.875% due 06/27/2029 •(i)(j)	GBP	2,708	3,910
LoanCore Capital Markets LLC 6.875% due 06/01/2020		$14,810	14,745
Logicor Financing SARL 3.250% due 11/13/2028	EUR	534	674
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$3,600	3,677
Mizuho Bank Ltd. 2.400% due 03/26/2020		200	200
Mizuho Financial Group, Inc. 3.451% (US0003M + 1.000%) due 09/11/2024 ~		7,100	7,171
MPT Operating Partnership LP 5.250% due 08/01/2026		2,140	2,239
Nationstar Mortgage LLC 6.500% due 07/01/2021		600	602
Nationwide Building Society
3.766% due 03/08/2024 •		5,700	5,819
4.302% due 03/08/2029 •		5,600	5,868

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Natwest Markets PLC
0.080% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	10,950	12,463
0.625% due 03/02/2022		12,990	14,848
1.125% due 06/14/2023		3,440	3,978
Navient Corp.
5.000% due 10/26/2020		$570	583
5.875% due 03/25/2021		7,920	8,242
6.500% due 06/15/2022		3,648	3,884
6.625% due 07/26/2021		925	982
7.250% due 01/25/2022		6,750	7,307
8.000% due 03/25/2020		15,410	15,988
Newmark Group, Inc. 6.125% due 11/15/2023		1,000	1,058
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020		670	666
2.650% due 07/13/2022		768	766
2.800% due 01/13/2022		100	100
3.020% due 09/28/2022 •		290	288
3.150% due 03/15/2021		860	867
3.247% (US0003M + 0.650%) due 07/13/2022 ~		768	764
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		130	135
4.500% due 01/15/2025		400	417
4.950% due 04/01/2024		1,000	1,059
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		52	54
Physicians Realty LP 3.950% due 01/15/2028		111	112
Provident Funding Associates LP 6.375% due 06/15/2025		30	28
QNB Finance Ltd.
3.985% (US0003M + 1.450%) due 08/11/2021 ~		2,600	2,607
4.171% (US0003M + 1.570%) due 07/18/2021 ~		1,800	1,824
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 •	EUR	8,250	9,751
2.500% due 03/22/2023		2,100	2,538
3.498% due 05/15/2023 •		$593	600
3.875% due 09/12/2023		2,500	2,566
3.988% (US0003M + 1.470%) due 05/15/2023 ~		478	477
4.445% due 05/08/2030 •		7,400	7,682
4.519% due 06/25/2024 •		1,700	1,771
4.892% due 05/18/2029 •		1,430	1,528
5.076% due 01/27/2030 •		6,400	6,943
7.500% due 08/10/2020 •(i)(j)		8,850	9,093
8.000% due 08/10/2025 •(i)(j)		1,500	1,626
8.625% due 08/15/2021 •(i)(j)		8,077	8,725
Sabra Health Care LP 4.800% due 06/01/2024		236	244
Santander Holdings USA, Inc.
3.400% due 01/18/2023		116	118
3.500% due 06/07/2024		900	914
3.700% due 03/28/2022		52	53
4.400% due 07/13/2027		78	81
4.450% due 12/03/2021		6,590	6,853
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	1,900	2,459
3.373% due 01/05/2024 •		$1,000	1,010
3.571% due 01/10/2023		22,555	22,953
3.823% due 11/03/2028 •		1,700	1,719
4.796% due 11/15/2024 •		11,100	11,795
6.750% due 06/24/2024 •(i)(j)	GBP	5,596	7,438
7.375% due 06/24/2022 •(i)(j)		4,150	5,610
Santander UK PLC
3.140% (US0003M + 0.620%) due 06/01/2021 ~		$200	200
3.400% due 06/01/2021		4,200	4,271
SBA Tower Trust
3.156% due 10/10/2045		1,300	1,303
3.168% due 04/09/2047		500	504
SL Green Operating Partnership LP 3.250% due 10/15/2022		792	803
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		4,500	4,557
3.550% due 04/15/2024		1,300	1,338
4.125% due 07/15/2023		800	837
Societe Generale S.A.
2.625% due 09/16/2020		2,800	2,809
6.750% due 04/06/2028 •(i)(j)		400	397
Society of Lloyd’s 4.750% due 10/30/2024	GBP	200	281
Springleaf Finance Corp.
5.625% due 03/15/2023		$2,600	2,769
6.125% due 05/15/2022		11,352	12,232
6.125% due 03/15/2024		1,060	1,142
6.875% due 03/15/2025		3,100	3,402
7.750% due 10/01/2021		6,590	7,233
8.250% due 12/15/2020		18,850	20,287

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Standard Chartered PLC
3.742% (US0003M + 1.150%) due 01/20/2023 ~		700	700
4.247% due 01/20/2023 •		1,330	1,374
Starwood Property Trust, Inc. 4.750% due 03/15/2025		83	84
State Bank of India
3.442% (US0003M + 0.850%) due 01/20/2020 ~		1,300	1,302
4.000% due 01/24/2022		6,500	6,653
Stearns Holdings LLC 9.375% due 08/15/2020		3,079	2,940
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	3,100	4,323
STORE Capital Corp.
4.500% due 03/15/2028		$106	112
4.625% due 03/15/2029		190	203
Synchrony Financial 4.375% due 03/19/2024		2,125	2,226
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	468	783
TP ICAP PLC 5.250% due 01/26/2024		2,100	2,791
UBS AG 7.625% due 08/17/2022 (j)		$3,400	3,815
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •		258	260
4.125% due 09/24/2025		900	961
UDR, Inc.
3.500% due 01/15/2028		50	51
4.625% due 01/10/2022		13	14
UniCredit SpA 7.830% due 12/04/2023		11,400	13,032
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	5,319	7,593
7.395% due 03/28/2024		2,956	4,240
VEREIT Operating Partnership LP
3.950% due 08/15/2027		$56	58
4.875% due 06/01/2026		670	725
Volkswagen Bank GmbH
0.102% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	900	1,022
0.625% due 09/08/2021		3,100	3,562
Volkswagen Leasing GmbH 0.140% due 07/06/2021 •		1,100	1,249
Vornado Realty LP 3.500% due 01/15/2025		$66	67
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		6,180	6,288
WEA Finance LLC 2.700% due 09/17/2019		200	200
Wells Fargo & Co.
2.625% due 07/22/2022		116	117
3.691% (US0003M + 1.110%) due 01/24/2023 ~		2,886	2,922
Wells Fargo Bank N.A.
3.092% (US0003M + 0.500%) due 07/23/2021 ~		1,100	1,101
3.325% due 07/23/2021 •		1,750	1,767
WeWork Cos., Inc. 7.875% due 05/01/2025		276	274
Weyerhaeuser Co. 4.700% due 03/15/2021		100	103
WP Carey, Inc. 3.850% due 07/15/2029		117	119
WPC Eurobond BV
2.125% due 04/15/2027	EUR	300	359
2.250% due 04/09/2026		1,000	1,214
			946,069
INDUSTRIALS 21.5%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	11,000	13,330
4.249% due 07/31/2043		13,819	17,839
AbbVie, Inc.
2.900% due 11/06/2022		$2,217	2,232
3.375% due 11/14/2021		1,165	1,185
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,680	2,675
2.600% due 06/15/2022		1,500	1,513
Adient U.S. LLC 7.000% due 05/15/2026		119	123
Aetna, Inc. 2.750% due 11/15/2022		2,300	2,314
Air Canada Pass-Through Trust 3.700% due 07/15/2027		44	44
Allied Universal Holdco LLC 6.625% due 07/15/2026 (b)		510	520
ALROSA Finance S.A. 7.750% due 11/03/2020		655	696

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Altice Financing S.A.
5.250% due 02/15/2023	EUR	28,500	33,438
6.625% due 02/15/2023		$9,200	9,453
Altice France S.A.
5.625% due 05/15/2024	EUR	120	142
5.875% due 02/01/2027		2,300	2,839
6.250% due 05/15/2024		$292	302
7.375% due 05/01/2026		2,900	2,980
8.125% due 02/01/2027		9,300	9,788
Altria Group, Inc. 1.000% due 02/15/2023	EUR	5,966	6,941
American Airlines Group, Inc. 5.500% due 10/01/2019		$8,000	8,076
American Airlines Pass-Through Trust 3.350% due 04/15/2031		66	67
Andeavor Logistics LP 5.500% due 10/15/2019		3,670	3,687
Arrow Electronics, Inc.
3.250% due 09/08/2024		505	500
3.500% due 04/01/2022		2,600	2,642
Associated Materials LLC 9.000% due 01/01/2024		2,100	2,000
Autodesk, Inc. 3.125% due 06/15/2020		200	201
AutoNation, Inc. 3.350% due 01/15/2021		600	606
Avon International Capital PLC 6.500% due 08/15/2022 (b)		268	271
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		289	293
Bacardi Ltd.
4.450% due 05/15/2025		2,000	2,127
4.700% due 05/15/2028		2,400	2,569
Baidu, Inc. 3.875% due 09/29/2023		300	311
BAT Capital Corp.
2.297% due 08/14/2020		1,734	1,730
2.764% due 08/15/2022		4,340	4,353
3.398% (US0003M + 0.880%) due 08/15/2022 ~		932	935
BAT International Finance PLC
2.750% due 06/15/2020		1,377	1,380
3.250% due 06/07/2022		596	605
3.500% due 06/15/2022		1,048	1,072
Bausch Health Americas, Inc. 8.500% due 01/31/2027		304	335
Bausch Health Cos., Inc.
6.500% due 03/15/2022		21,852	22,671
7.000% due 01/15/2028		206	214
7.250% due 05/30/2029		412	430
Bayer U.S. Finance LLC
2.750% due 07/15/2021		884	885
2.979% (US0003M + 0.630%) due 06/25/2021 ~		1,800	1,789
3.000% due 10/08/2021		600	604
3.420% (US0003M + 1.010%) due 12/15/2023 ~		400	393
3.500% due 06/25/2021		700	710
3.875% due 12/15/2023		2,300	2,385
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		614	623
Berry Global Escrow Corp. 4.875% due 07/15/2026		595	609
Bombardier, Inc. 7.875% due 04/15/2027		1,174	1,178
Broadcom Corp.
2.200% due 01/15/2021		2,210	2,191
2.375% due 01/15/2020		2,600	2,596
2.650% due 01/15/2023		861	849
3.000% due 01/15/2022		4,558	4,577
3.625% due 01/15/2024		2,252	2,276
3.875% due 01/15/2027		2,700	2,649
Broadcom, Inc. 3.125% due 04/15/2021		2,210	2,225
Builders FirstSource, Inc. 6.750% due 06/01/2027		192	204
Campbell Soup Co.
2.910% (US0003M + 0.500%) due 03/16/2020 ~		360	360
3.040% (US0003M + 0.630%) due 03/15/2021 ~		1,362	1,360
Canadian Natural Resources Ltd. 3.450% due 11/15/2021		1,230	1,257
Canadian Pacific Railway Co. 4.500% due 01/15/2022		90	95
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027		88	90
CCO Holdings LLC 5.250% due 09/30/2022		250	254
Celanese U.S. Holdings LLC 4.625% due 11/15/2022		2,680	2,840

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Celgene Corp. 2.250% due 08/15/2021		1,000	996
Charter Communications Operating LLC
3.579% due 07/23/2020		3,250	3,279
4.229% (US0003M + 1.650%) due 02/01/2024 ~		16,146	16,224
4.464% due 07/23/2022		2,668	2,804
4.908% due 07/23/2025		6,892	7,484
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020		400	403
Cigna Corp.
2.760% (US0003M + 0.350%) due 03/17/2020 ~		1,812	1,814
3.487% (US0003M + 0.890%) due 07/15/2023 ~		2,068	2,068
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		33,471	34,288
9.250% due 02/15/2024		9,802	10,660
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		72	73
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	570	763
Community Health Systems, Inc.
5.125% due 08/01/2021		$12,090	11,863
6.250% due 03/31/2023		19,292	18,641
8.000% due 03/15/2026		5,508	5,307
8.625% due 01/15/2024		6,708	6,746
Conagra Brands, Inc.
3.342% (US0003M + 0.750%) due 10/22/2020 ~		2,500	2,501
3.800% due 10/22/2021		5,500	5,653
Constellation Brands, Inc.
2.250% due 11/06/2020		500	499
3.218% (US0003M + 0.700%) due 11/15/2021 ~		900	900
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(d)		1,200	0
9.250% due 06/30/2020 ^«(d)		2,300	0
CSC Holdings LLC 6.500% due 02/01/2029		1,300	1,421
CVS Pass-Through Trust 7.507% due 01/10/2032		80	96
D.R. Horton, Inc.
2.550% due 12/01/2020		580	580
4.375% due 09/15/2022		905	942
DAE Funding LLC
4.000% due 08/01/2020		24,267	24,328
4.500% due 08/01/2022		3,199	3,255
5.000% due 08/01/2024		460	480
5.250% due 11/15/2021		2,828	2,945
5.750% due 11/15/2023		1,854	1,951
Daimler Finance North America LLC
2.200% due 10/30/2021		1,800	1,782
3.400% due 02/22/2022		39,340	40,139
3.403% (US0003M + 0.880%) due 02/22/2022 ~		10,350	10,416
3.750% due 11/05/2021		1,100	1,128
3.875% due 09/15/2021		600	617
Danone S.A.
2.077% due 11/02/2021		200	199
3.000% due 06/15/2022		1,200	1,222
Dell International LLC
4.420% due 06/15/2021		10,495	10,812
5.450% due 06/15/2023		4,943	5,331
6.020% due 06/15/2026		800	883
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		415	444
7.750% due 06/17/2021		39	40
Delta Air Lines, Inc. 2.600% due 12/04/2020		7,830	7,824
Deutsche Telekom International Finance BV 1.950% due 09/19/2021		3,610	3,572
Diamond Resorts International, Inc. 7.750% due 09/01/2023		2,923	3,022
Discovery Communications LLC 2.800% due 06/15/2020		4,877	4,888
DISH DBS Corp.
5.125% due 05/01/2020		15,910	16,029
6.750% due 06/01/2021		5,210	5,484
7.875% due 09/01/2019		21,989	22,126
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020		300	301
DP World PLC
2.375% due 09/25/2026	EUR	300	358
4.250% due 09/25/2030	GBP	200	276
DXC Technology Co. 4.750% due 04/15/2027		$40	43
Eagle Holding Co. LLC (7.750% Cash or 7.750% PIK) 7.750% due 05/15/2022 (c)		254	257
eBay, Inc.
2.600% due 07/15/2022		3,011	3,018
3.800% due 03/09/2022		2,400	2,485

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

EMC Corp. 2.650% due 06/01/2020		4,376	4,353
Energy Transfer Operating LP
4.150% due 10/01/2020		7,030	7,152
4.200% due 09/15/2023		172	180
4.250% due 03/15/2023		290	303
4.650% due 06/01/2021		640	664
5.200% due 02/01/2022		1,050	1,109
Energy Transfer Partners LP
5.000% due 10/01/2022		1,900	2,020
5.750% due 09/01/2020		1,030	1,059
5.875% due 03/01/2022		380	408
EQT Corp.
2.500% due 10/01/2020		700	698
3.089% (US0003M + 0.770%) due 10/01/2020 ~		142	142
Equifax, Inc.
3.388% (US0003M + 0.870%) due 08/15/2021 ~		544	543
3.600% due 08/15/2021		122	124
ERAC USA Finance LLC
2.600% due 12/01/2021		1,290	1,293
3.300% due 10/15/2022		700	719
4.500% due 08/16/2021		1,760	1,835
5.250% due 10/01/2020		1,565	1,618
Eurofins Scientific SE 2.250% due 01/27/2022	EUR	1,100	1,280
Exela Intermediate LLC 10.000% due 07/15/2023		$124	101
Express Scripts Holding Co. 3.050% due 11/30/2022		600	609
Fidelity National Information Services, Inc.
1.500% due 05/21/2027	EUR	300	356
2.250% due 08/15/2021		$300	299
2.602% due 05/21/2025	GBP	100	131
2.950% due 05/21/2039	EUR	200	253
Fiserv, Inc.
2.750% due 07/01/2024		$1,787	1,801
3.200% due 07/01/2026		1,143	1,168
3.500% due 07/01/2029		1,202	1,235
4.400% due 07/01/2049		557	586
Flex Ltd. 4.875% due 06/15/2029		786	802
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		200	205
Fox Corp. 3.666% due 01/25/2022		1,050	1,085
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		90	91
5.750% due 02/15/2021		708	739
GATX Corp.
3.285% (US0003M + 0.720%) due 11/05/2021 ~		5,900	5,877
4.850% due 06/01/2021		170	177
General Electric Co.
0.000% due 05/28/2020 •	EUR	200	227
0.375% due 05/17/2022		1,650	1,887
2.200% due 01/09/2020		$899	897
2.700% due 10/09/2022		1,100	1,099
3.100% due 01/09/2023		818	826
3.150% due 09/07/2022		44	45
4.375% due 09/16/2020		46	47
4.625% due 01/07/2021		200	206
4.650% due 10/17/2021		1,350	1,407
5.000% due 01/21/2021 •(i)		6,046	5,809
5.550% due 05/04/2020		1,235	1,264
5.550% due 01/05/2026		439	490
5.875% due 01/14/2038		84	95
6.150% due 08/07/2037		14	16
6.875% due 01/10/2039		28	35
General Mills, Inc. 3.141% (US0003M + 0.540%) due 04/16/2021 ~		1,478	1,479
General Motors Co. 3.353% (US0003M + 0.900%) due 09/10/2021 ~		190	189
Glencore Finance Canada Ltd. 4.950% due 11/15/2021		1,670	1,751
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		358	372
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,957	4,052
5.106% due 03/15/2034		4,883	7,195
GrubHub Holdings, Inc. 5.500% due 07/01/2027		$166	171
Harris Corp. 3.063% (US0003M + 0.480%) due 04/30/2020 ~		100	100
HCA, Inc.
4.750% due 05/01/2023		576	614
5.875% due 03/15/2022		4,117	4,499
6.500% due 02/15/2020		90	92

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Heathrow Funding Ltd. 4.875% due 07/15/2023		1,600	1,704
Hewlett Packard Enterprise Co.
3.318% (US0003M + 0.720%) due 10/05/2021 ~		10,800	10,802
3.500% due 10/05/2021		4,700	4,812
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		850	879
Huntsman International LLC
4.500% due 05/01/2029		280	289
5.125% due 11/15/2022		1,852	1,959
Hyundai Capital America 3.202% due 09/18/2020 •		890	891
iHeartCommunications, Inc.
6.375% due 05/01/2026		4,876	5,199
8.375% due 05/01/2027		8,838	9,303
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,100	1,282
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		600	694
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,474	1,485
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,556	1,560
IHS Markit Ltd.
4.000% due 03/01/2026		15	16
5.000% due 11/01/2022		200	213
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,800	2,808
3.750% due 07/21/2022		2,990	3,078
Incitec Pivot Finance LLC 6.000% due 12/10/2019		106	107
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		2,300	2,426
5.710% due 11/15/2023		1,900	2,086
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		680	605
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,750	2,523
8.000% due 02/15/2024		10,525	10,999
8.500% due 10/15/2024		3,345	3,328
9.750% due 07/15/2025		1,216	1,252
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^		6,418	6,177
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020		500	505
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		580	587
3.750% due 10/01/2021		900	924
4.000% due 03/15/2022		1,066	1,101
IQVIA, Inc.
2.875% due 09/15/2025	EUR	100	118
3.250% due 03/15/2025		100	118
5.000% due 05/15/2027		$245	254
Keurig Dr Pepper, Inc.
2.530% due 11/15/2021		730	729
3.551% due 05/25/2021		3,450	3,524
Kinder Morgan Energy Partners LP 5.300% due 09/15/2020		300	310
Komatsu Finance America, Inc.
2.118% due 09/11/2020		600	597
2.437% due 09/11/2022		540	540
Kraft Heinz Foods Co.
2.800% due 07/02/2020		2,154	2,157
3.115% (US0003M + 0.570%) due 02/10/2021 ~		850	849
3.500% due 06/06/2022		1,100	1,130
3.500% due 07/15/2022		6,215	6,362
LABL Escrow Issuer LLC 6.750% due 07/15/2026 (b)		100	101
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,948	1,977
4.500% due 08/15/2025		1,094	1,089
Marathon Oil Corp.
2.700% due 06/01/2020		1,606	1,608
2.800% due 11/01/2022		4,732	4,754
Masco Corp.
3.500% due 04/01/2021		290	294
5.950% due 03/15/2022		464	502
McCormick & Co., Inc. 3.900% due 07/15/2021		2,080	2,134
MGM Resorts International
5.250% due 03/31/2020		20	20
6.625% due 12/15/2021		570	617
6.750% due 10/01/2020		3,036	3,180
Microchip Technology, Inc. 3.922% due 06/01/2021		3,896	3,967

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Micron Technology, Inc. 5.327% due 02/06/2029		838	888
Mitchells & Butlers Finance PLC
2.860% (US0003M + 0.450%) due 12/15/2030 ~		7,189	6,719
6.013% due 12/15/2030	GBP	344	496
Molson Coors Brewing Co. 2.100% due 07/15/2021		$2,410	2,396
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		3,445	3,413
Mylan NV 3.150% due 06/15/2021		1,087	1,087
Mylan, Inc. 3.125% due 01/15/2023		384	373
NetApp, Inc. 3.300% due 09/29/2024		24	24
Netflix, Inc.
3.625% due 05/15/2027	EUR	600	747
3.875% due 11/15/2029		3,109	3,838
4.625% due 05/15/2029		1,600	2,071
5.375% due 11/15/2029		$676	720
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		5,000	5,187
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		200	201
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022		218	217
Nokia Oyj 4.375% due 06/12/2027		41	42
Norbord, Inc. 5.750% due 07/15/2027		252	255
NTT Finance Corp. 1.900% due 07/21/2021		4,800	4,760
NXP BV
3.875% due 09/01/2022		3,199	3,297
4.125% due 06/01/2021		3,449	3,537
4.300% due 06/18/2029		900	929
4.625% due 06/15/2022		1,200	1,260
4.625% due 06/01/2023		4,200	4,438
4.875% due 03/01/2024		4,800	5,150
5.350% due 03/01/2026		4,100	4,546
5.550% due 12/01/2028		2,100	2,359
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (g)(i)		920	11
ONEOK Partners LP 3.375% due 10/01/2022		1,400	1,423
ONGC Videsh Ltd. 3.250% due 07/15/2019		200	200
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		1,412	1,356
Outfront Media Capital LLC 5.000% due 08/15/2027		513	526
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		1,640	1,673
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		981	966
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		12,773	12,917
4.500% due 03/15/2023		1,713	1,776
5.250% due 08/15/2022		15,288	16,176
5.500% due 02/15/2024		1,036	1,118
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,360
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		1,520	1,550
3.900% due 02/01/2024		400	419
Pernod Ricard S.A.
4.250% due 07/15/2022		1,800	1,888
4.450% due 01/15/2022		1,500	1,570
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		3,300	528
5.500% due 04/12/2037 ^(d)		4,350	718
6.000% due 05/16/2024 ^(d)		1,810	290
6.000% due 11/15/2026 ^(d)		3,434	549
9.000% due 11/17/2021 ^(d)		100	24
9.750% due 05/17/2035 ^(d)		840	210
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	300	300
5.500% due 01/21/2021		$2,670	2,706
6.500% due 03/13/2027		190	188
6.750% due 09/21/2047		70	63
Petronas Capital Ltd. 5.250% due 08/12/2019		1,500	1,505
PetSmart, Inc. 5.875% due 06/01/2025		118	115
Post Holdings, Inc. 5.500% due 12/15/2029 (b)		308	310

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

QVC, Inc.
4.375% due 03/15/2023		5,804	5,893
4.850% due 04/01/2024		4,011	4,151
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	5,061
Radiate Holdco LLC 6.875% due 02/15/2023		$150	151
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.750% due 09/30/2019		300	303
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		7,400	7,391
2.903% (US0003M + 0.560%) due 06/24/2022 ~		1,300	1,296
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,275	1,487
6.875% due 11/15/2026		200	232
Reynolds American, Inc.
3.250% due 06/12/2020		$550	554
4.000% due 06/12/2022		450	467
Reynolds Group Issuer, Inc. 5.750% due 10/15/2020		1,357	1,362
Rockies Express Pipeline LLC 5.625% due 04/15/2020		800	817
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023		22	22
Rockwell Collins, Inc. 2.800% due 03/15/2022		13,100	13,238
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,300	3,428
6.250% due 03/15/2022		2,200	2,388
Sands China Ltd.
4.600% due 08/08/2023		1,000	1,053
5.125% due 08/08/2025		1,400	1,504
5.400% due 08/08/2028		2,200	2,394
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		1,110	1,108
Sirius XM Radio, Inc.
4.625% due 07/15/2024 (b)		474	486
5.500% due 07/01/2029		700	719
Sky Ltd. 3.125% due 11/26/2022		200	205
SoftBank Group Corp. 4.000% due 04/20/2023	EUR	2,900	3,588
Southern Co. 2.350% due 07/01/2021		$1,475	1,474
Spirit AeroSystems, Inc. 3.210% (US0003M + 0.800%) due 06/15/2021 ~		408	405
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		338	338
4.738% due 09/20/2029		2,000	2,080
5.152% due 09/20/2029		10,190	10,521
Staples, Inc.
7.500% due 04/15/2026		1,036	1,032
10.750% due 04/15/2027		518	517
Starfruit Finco BV 6.500% due 10/01/2026	EUR	300	346
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		$400	412
Suntory Holdings Ltd. 2.550% due 06/28/2022		200	200
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		622	638
Syngenta Finance NV
3.698% due 04/24/2020		2,100	2,115
3.933% due 04/23/2021		6,800	6,924
4.441% due 04/24/2023		5,900	6,135
4.892% due 04/24/2025		200	209
5.182% due 04/24/2028		2,600	2,706
T-Mobile USA, Inc. 4.750% due 02/01/2028		51	53
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020		4,400	4,480
4.000% due 11/26/2021		7,850	8,112
Tech Data Corp.
3.700% due 02/15/2022		23	23
4.950% due 02/15/2027		50	52
Telefonica Emisiones S.A. 5.462% due 02/16/2021		352	369
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		200	204
Tenet Healthcare Corp.
4.625% due 07/15/2024		264	268
6.000% due 10/01/2020		480	497
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		704	643
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020		7,400	7,348

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	4,700	5,258
1.700% due 07/19/2019		$200	199
2.200% due 07/21/2021		67,383	64,182
2.800% due 07/21/2023		2,840	2,471
3.250% due 04/15/2022	EUR	1,000	1,125
Texas Eastern Transmission LP 4.125% due 12/01/2020		$400	406
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~		500	500
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		246	252
4.700% due 05/01/2020		90	92
Time Warner Cable LLC 5.000% due 02/01/2020		902	914
Times Square Hotel Trust 8.528% due 08/01/2026		215	252
Topaz Solar Farms LLC
4.875% due 09/30/2039		596	592
5.750% due 09/30/2039		3,856	4,076
Transocean Pontus Ltd. 6.125% due 08/01/2025		38	39
Triumph Group, Inc.
4.875% due 04/01/2021		684	677
5.250% due 06/01/2022		132	130
TTX Co. 2.600% due 06/15/2020		250	250
UAL Pass-Through Trust 6.636% due 01/02/2024		1,103	1,173
United Group BV
4.375% due 07/01/2022	EUR	15,550	18,129
4.875% due 07/01/2024		7,945	9,406
United Technologies Corp. 3.175% (US0003M + 0.650%) due 08/16/2021 ~		$620	620
Univision Communications, Inc.
5.125% due 05/15/2023		2,237	2,198
5.125% due 02/15/2025		10,529	10,068
Vale Overseas Ltd.
6.250% due 08/10/2026		1,333	1,521
6.875% due 11/21/2036		406	490
6.875% due 11/10/2039		318	383
ViaSat, Inc.
5.625% due 09/15/2025		60	59
5.625% due 04/15/2027		476	496
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	131
5.500% due 05/15/2029		$400	406
Viterra, Inc. 5.950% due 08/01/2020		380	393
VMware, Inc.
2.300% due 08/21/2020		8,882	8,859
2.950% due 08/21/2022		13,670	13,780
3.900% due 08/21/2027		5,380	5,454
VOC Escrow Ltd. 5.000% due 02/15/2028		128	130
Volkswagen Group of America Finance LLC
3.305% (US0003M + 0.770%) due 11/13/2020 ~		6,700	6,729
3.475% (US0003M + 0.940%) due 11/12/2021 ~		6,900	6,958
4.000% due 11/12/2021		7,100	7,328
Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~		5,310	5,297
Western Digital Corp. 4.750% due 02/15/2026		712	700
Wind Tre SpA
2.625% due 01/20/2023	EUR	300	344
2.750% due 01/20/2024 •		400	450
3.125% due 01/20/2025		200	227
Woodside Finance Ltd. 4.500% due 03/04/2029		$1,396	1,476
WPP Finance 4.750% due 11/21/2021		6,600	6,917
Wyndham Destinations, Inc.
3.900% due 03/01/2023		2,458	2,463
4.250% due 03/01/2022		34	35
5.400% due 04/01/2024		639	673
5.750% due 04/01/2027		2,507	2,626
Yara International ASA 4.750% due 06/01/2028		40	43
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,112	2,193
ZF North America Capital, Inc.
4.000% due 04/29/2020		1,350	1,357
4.500% due 04/29/2022		550	561
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		800	814
3.169% (US0003M + 0.750%) due 03/19/2021 ~		780	779

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.375% due 11/30/2021		100	102
			1,134,459
UTILITIES 2.7%
American Electric Power Co., Inc. 2.150% due 11/13/2020		850	848
American Transmission Systems, Inc. 5.250% due 01/15/2022		400	426
AT&T, Inc.
3.547% (US0003M + 0.950%) due 07/15/2021 ~		319	322
4.900% due 08/15/2037		66	71
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		300	308
BG Energy Capital PLC 4.000% due 10/15/2021		900	930
British Telecommunications PLC 4.500% due 12/04/2023		332	355
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020		200	200
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		200	200
CNOOC Finance Ltd. 4.250% due 01/26/2021		200	205
Duke Energy Corp.
2.400% due 08/15/2022		900	900
3.050% due 08/15/2022		700	714
3.550% due 09/15/2021		400	409
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		400	417
Edison International
2.400% due 09/15/2022		370	352
2.950% due 03/15/2023		47	45
5.750% due 06/15/2027		326	351
Emera U.S. Finance LP 2.700% due 06/15/2021		262	263
Enable Midstream Partners LP 4.950% due 05/15/2028		227	238
Entergy Corp.
4.000% due 07/15/2022		880	916
5.125% due 09/15/2020		330	338
Exelon Corp. 5.150% due 12/01/2020		400	413
Exelon Generation Co. LLC 4.000% due 10/01/2020		670	680
Fortis, Inc. 2.100% due 10/04/2021		400	397
Frontier Communications Corp. 8.000% due 04/01/2027		890	928
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022		500	511
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	7,800	9,515
8.625% due 04/28/2034		$300	410
IPALCO Enterprises, Inc. 3.450% due 07/15/2020		520	523
ITC Holdings Corp. 2.700% due 11/15/2022		490	493
LG&E & KU Energy LLC 3.750% due 11/15/2020		1,665	1,690
Majapahit Holding BV
7.750% due 01/20/2020		2,380	2,454
8.000% due 08/07/2019		800	805
NextEra Energy Capital Holdings, Inc. 3.625% due 06/15/2023		1,300	1,352
NiSource, Inc. 2.650% due 11/17/2022		550	554
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		743	739
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (c)		1,780	1,111
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		31	30
ONEOK, Inc. 4.250% due 02/01/2022		210	217
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)		2,011	1,941
2.950% due 03/01/2026 ^(d)		2,968	2,797
3.250% due 09/15/2021 ^(d)		774	759
3.250% due 06/15/2023 ^(d)		2,389	2,329
3.300% due 03/15/2027 ^(d)		1,310	1,251
3.300% due 12/01/2027 ^(d)		3,200	3,048
3.400% due 08/15/2024 ^(d)		2,044	1,993
3.500% due 10/01/2020 ^(d)		2,850	2,793
3.500% due 06/15/2025 ^(d)		2,826	2,734
3.750% due 02/15/2024 ^(d)		448	442

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

3.750% due 08/15/2042 ^(d)	140	127
3.850% due 11/15/2023 ^(d)	122	121
4.000% due 12/01/2046 ^(d)	32	29
4.250% due 05/15/2021 ^(d)	1,109	1,098
4.250% due 08/01/2023 ^(d)	1,630	1,642
4.300% due 03/15/2045 ^(d)	479	461
4.450% due 04/15/2042 ^(d)	888	853
4.500% due 12/15/2041 ^(d)	208	199
4.600% due 06/15/2043 ^(d)	132	130
4.650% due 08/01/2028 ^(d)	200	205
4.750% due 02/15/2044 ^(d)	445	456
5.125% due 11/15/2043 ^(d)	1,094	1,125
5.400% due 01/15/2040 ^(d)	138	149
5.800% due 03/01/2037 ^(d)	762	836
6.050% due 03/01/2034 ^(d)	1,130	1,263
6.250% due 03/01/2039 ^(d)	739	839
6.350% due 02/15/2038 ^(d)	271	309
Petrobras Global Finance BV
5.750% due 02/01/2029	1,951	2,039
5.999% due 01/27/2028	391	416
6.125% due 01/17/2022	8,522	9,147
6.250% due 03/17/2024	14,550	15,969
7.375% due 01/17/2027	11,550	13,288
8.750% due 05/23/2026	2,504	3,097
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	200	200
Plains All American Pipeline LP 3.650% due 06/01/2022	1,940	1,987
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	1,200	1,203
Rio Oil Finance Trust
8.200% due 04/06/2028	400	450
9.250% due 07/06/2024	954	1,067
9.750% due 01/06/2027	181	208
San Diego Gas & Electric Co. 3.750% due 06/01/2047	24	23
Sinopec Group Overseas Development Ltd. 1.750% due 09/29/2019	200	200
Southern California Edison Co.
3.650% due 03/01/2028	30	31
5.750% due 04/01/2035	58	66
6.000% due 01/15/2034	18	22
6.650% due 04/01/2029	187	214
Southern California Gas Co. 5.125% due 11/15/2040	12	14
Southern Co. Gas Capital Corp. 3.500% due 09/15/2021	350	358
Sprint Communications, Inc.
6.000% due 11/15/2022	2,726	2,849
7.000% due 03/01/2020	7,600	7,809
7.000% due 08/15/2020	8,890	9,235
Sprint Corp.
7.125% due 06/15/2024	1,000	1,063
7.250% due 09/15/2021	7,772	8,277
7.625% due 03/01/2026	122	130
7.875% due 09/15/2023	400	436
Talen Energy Supply LLC 6.625% due 01/15/2028 (b)	244	243
Transocean Phoenix Ltd. 7.750% due 10/15/2024	37	39
Transocean Proteus Ltd. 6.250% due 12/01/2024	8	8
Transocean Sentry Ltd. 5.375% due 05/15/2023	500	502
		142,149
Total Corporate Bonds & Notes (Cost $2,187,194)		2,222,677
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	200	342
Total Convertible Bonds & Notes (Cost $363)		342
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.375% due 01/01/2033	100	119
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	70	78

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	29
7.350% due 07/01/2035		20	23
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		360	379
			628
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)		10	7
5.250% due 07/01/2037 ^(d)		60	45
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)		20	15
5.700% due 07/01/2023 ^(d)		100	75
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)		40	30
6.000% due 07/01/2039 ^(d)		30	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)		95	68
5.750% due 07/01/2041 ^(d)		100	72
6.500% due 07/01/2040 ^(d)		15	11
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)		225	132
5.500% due 07/01/2039 ^(d)		300	176
			653
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		950	955
Total Municipal Bonds & Notes (Cost $1,844)			2,236
U.S. GOVERNMENT AGENCIES 28.7%
Fannie Mae
2.827% due 09/25/2042 •		8	8
4.747% due 09/01/2037 •		2,458	2,578
6.000% due 04/25/2043		7	7
Fannie Mae UMBS
3.500% due 09/01/2047 - 06/01/2049		109,077	112,196
4.000% due 05/01/2048		549	569
4.000% due 08/01/2049 (b)		67,792	70,064
Fannie Mae UMBS, TBA
3.500% due 07/01/2049 - 09/01/2049		649,700	663,950
4.000% due 07/01/2049 - 08/01/2049		532,700	550,394
Freddie Mac 0.733% due 01/25/2031 ~(a)		283,880	12,106
Freddie Mac UMBS
3.500% due 05/01/2049		1,491	1,526
4.000% due 08/01/2048 - 03/01/2049		9,834	10,209
Ginnie Mae
2.500% due 07/20/2045 - 12/20/2045 •		14,124	14,504
2.694% due 12/16/2026 •		21	21
5.000% due 12/20/2048 - 05/20/2049		31,120	32,618
5.500% due 12/20/2048		4,933	5,208
Ginnie Mae, TBA 5.000% due 07/01/2049		37,400	39,100
Total U.S. Government Agencies (Cost $1,504,148)			1,515,058
U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Bonds
2.750% due 08/15/2047 (q)		1,000	1,042
3.000% due 08/15/2048 (q)		80	88
3.000% due 02/15/2049		10	11
U.S. Treasury Inflation Protected Securities (h)
0.750% due 07/15/2028 (o)(q)		31,147	32,469
0.875% due 01/15/2029		36,428	38,364
U.S. Treasury Notes
2.375% due 05/15/2029 (m)		196,800	203,284
2.500% due 01/31/2025 (o)		23,130	23,978
2.625% due 01/31/2026 (o)(q)		12,600	13,193
Total U.S. Treasury Obligations (Cost $305,115)			312,429
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
Adjustable Rate Mortgage Trust
4.160% due 11/25/2035 ^~		136	124
4.318% due 10/25/2035 ^~		368	353
5.116% due 08/25/2035 ~		185	186
AFG Trust 2.198% due 10/10/2050 •	AUD	2,859	2,007
American Home Mortgage Assets Trust
2.529% due 03/25/2047 •		$5,064	4,684

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

2.594% due 12/25/2046 ^•		8,522	7,521
3.444% due 10/25/2046 •		5,225	4,711
American Home Mortgage Investment Trust
2.854% due 09/25/2035 •		1,691	1,657
4.294% due 12/25/2035 •		10,506	4,758
6.700% due 06/25/2036 þ		7,350	2,689
7.100% due 06/25/2036 þ		4,005	1,464
Ashford Hospitality Trust
3.644% due 04/15/2035 •		5,000	5,002
4.494% due 04/15/2035 •		5,000	5,029
BAMLL Re-REMIC Trust 6.012% due 06/17/2050 ~		506	470
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		3,341	1,871
Banc of America Commercial Mortgage Trust 6.236% due 02/10/2051 ~		1,287	1,214
Banc of America Funding Trust
4.351% due 06/25/2034 ~		19	19
4.359% due 05/20/2036 ^~		142	136
4.364% due 09/20/2035 ^~		79	75
5.888% due 04/25/2037 ^þ		181	172
Banc of America Mortgage Trust
4.373% due 01/25/2036 ^~		48	45
4.452% due 11/20/2046 ^~		503	496
Barclays Commercial Mortgage Securities Trust
1.194% due 02/15/2033 ~(a)		13,400	101
3.094% due 02/15/2033 •		4,794	4,756
3.444% due 02/15/2033 •		1,800	1,793
3.644% due 02/15/2033 •		1,300	1,295
4.444% due 02/15/2033 •		900	899
5.494% due 02/15/2033 •		5,800	5,812
BCAP LLC Trust
2.584% due 03/25/2037 •		536	530
3.981% due 03/27/2036 ~		1,071	947
4.234% due 10/26/2037 ~		3,285	3,343
6.000% due 04/25/2037		2,942	2,332
6.500% due 06/26/2037 ~		8,322	4,220
Bear Stearns Adjustable Rate Mortgage Trust 4.351% due 01/25/2035 ~		6	6
Bear Stearns ALT-A Trust
4.097% due 09/25/2047 ~		18,655	15,627
4.223% due 11/25/2035 ^~		659	622
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~		559	497
Brunel Residential Mortgage Securitisation PLC 1.041% due 01/13/2039 •	GBP	8,184	10,203
Cascade Funding Mortgage Trust 4.000% due 10/25/2068		$5,199	5,314
CD Mortgage Trust
5.648% due 10/15/2048		1,697	1,764
6.431% due 11/15/2044 ~		4,349	4,372
CGGS Commercial Mortgage Trust
3.294% due 02/15/2037 •		3,320	3,319
3.744% due 02/15/2037 •		1,320	1,322
4.694% due 02/15/2037 •		3,250	3,262
Chase Mortgage Finance Trust
4.493% due 02/25/2037 ~		117	122
5.500% due 12/25/2022 ^		715	502
6.000% due 05/25/2036		18,818	15,201
Citigroup Commercial Mortgage Trust 3.494% due 07/15/2030 •		3,834	3,813
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^		88	91
Civic Mortgage LLC
3.892% due 06/25/2022 þ		1,359	1,356
4.349% due 11/25/2022 þ		283	283
COBALT CMBS Commercial Mortgage Trust 5.802% due 05/15/2046 ~		2,846	2,864
Countrywide Alternative Loan Trust
2.564% due 07/25/2036 •		8,316	8,119
2.574% due 11/25/2036 •		896	872
2.574% due 06/25/2046 •		112	109
2.583% due 07/20/2046 ^•		151	119
2.584% due 04/25/2046 •		2,388	2,161
2.663% due 09/20/2046 •		1,086	665
2.804% due 02/25/2036 •		234	176
2.893% due 11/20/2035 ^•		62	26
3.884% due 11/25/2047 ^•		1,859	1,662
5.000% due 08/25/2035		4,219	3,683
5.500% due 12/25/2035		426	423
5.500% due 03/25/2036 ^		60	45
6.000% due 12/25/2034		1,520	1,500
6.000% due 03/25/2036 ^		583	453
6.000% due 08/25/2036 •		452	463
6.000% due 03/25/2037 ^		1,160	721
6.000% due 05/25/2037 ^		542	385

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Countrywide Asset-Backed Certificates 3.124% due 11/25/2035 •		1,117	1,121
Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 04/25/2035 •		364	356
2.862% due 04/25/2035 ~		189	174
3.044% due 03/25/2035 •		143	130
3.841% due 02/20/2036 ^~		81	70
4.332% due 10/20/2034 ~		270	253
5.500% due 11/25/2035 ^		62	54
6.000% due 02/25/2037 ^		8,398	5,906
Countrywide Home Loan Reperforming REMIC Trust 2.764% due 03/25/2035 ^•		1,158	1,078
Credit Suisse Commercial Mortgage Trust 5.819% due 01/15/2049 ~		15,000	18,772
Credit Suisse First Boston Mortgage Securities Corp.
3.133% due 03/25/2032 ~		46	45
5.100% due 08/15/2038 ~		328	331
6.000% due 01/25/2036 ^		286	263
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		3,555	3,597
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		55,812	50,596
Credit Suisse Mortgage Capital Trust
3.344% due 02/15/2031 •		4,200	4,186
4.473% due 07/25/2050 (a)		19,280	19,879
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.554% due 03/25/2037 ^•		379	358
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^þ		120	115
5.886% due 10/25/2036 ^þ		120	115
Downey Savings & Loan Association Mortgage Loan Trust 2.700% due 10/19/2036 ^•		357	270
Dragon Finance BV 1.911% due 07/13/2023 •	GBP	3,288	4,053
Epic Drummond Ltd. 0.000% due 01/25/2022 •	EUR	251	284
Eurosail PLC 1.489% due 09/13/2045 •	GBP	2,882	3,551
First Horizon Asset Securities, Inc. 4.550% due 02/25/2036 ~		$103	101
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		131	96
FWDSecuritization Trust 2.810% due 07/25/2049 ~		1,400	1,400
GSMPS Mortgage Loan Trust 4.178% due 06/25/2034 ~		2,836	2,813
GSR Mortgage Loan Trust 4.716% due 11/25/2035 ~		21	21
HarborView Mortgage Loan Trust 2.945% due 06/19/2045 ^•		968	634
Impac Secured Assets Trust 2.574% due 01/25/2037 •		154	151
IMT Trust
3.094% due 06/15/2034 •		300	297
3.344% due 06/15/2034 •		328	327
3.494% due 06/15/2034 •		200	199
IndyMac Mortgage Loan Trust
3.844% due 05/25/2037 ^~		2,031	1,949
3.924% due 05/25/2037 ^~		2,144	1,721
3.994% due 09/25/2035 ^~		95	89
4.122% due 08/25/2037 ~		397	391
JPMorgan Alternative Loan Trust
2.724% due 09/25/2036 •		31	31
3.722% due 10/25/2036 ~		8,692	7,706
3.906% due 12/25/2036 ~		137	133
4.293% due 05/25/2036 ^~		199	151
4.396% due 12/25/2035 ^~		801	705
JPMorgan Chase Commercial Mortgage Securities Trust
5.536% due 06/12/2041 ~		640	644
5.641% due 05/15/2045 ~		5,157	5,166
5.806% due 01/12/2043 ~		3,376	3,373
6.017% due 03/15/2046 ~		1,026	1,035
6.389% due 02/12/2051 ~		4,792	4,842
JPMorgan Mortgage Trust
3.970% due 06/25/2037 ^~		544	480
4.200% due 05/25/2036 ~		616	611
4.201% due 08/25/2036 ^~		1,507	1,411
4.441% due 07/25/2035 ~		54	55
6.500% due 09/25/2035		299	293
Lanark Master Issuer PLC 3.295% due 12/22/2069		11,100	11,130
Lavender Trust 6.250% due 10/26/2036		1,508	1,202
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		271	279

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Lehman XS Trust 2.594% due 09/25/2046 •		318	314
MASTR Adjustable Rate Mortgages Trust 2.614% due 04/25/2046 •		523	483
MASTR Alternative Loan Trust 6.750% due 07/25/2036		477	318
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		2,480	2,665
Merrill Lynch Alternative Note Asset Trust
2.600% due 02/25/2037 •		1,033	1,034
2.704% due 03/25/2037 •		752	323
Merrill Lynch Mortgage Investors Trust 4.691% due 11/25/2035 •		99	102
Merrill Lynch Mortgage Trust 5.167% due 10/12/2041 ~		3,573	3,572
Morgan Stanley Capital Trust
5.676% due 10/12/2052 ~		3,360	3,364
6.144% due 06/11/2042 ~		4,027	4,298
Morgan Stanley Mortgage Loan Trust 4.413% due 07/25/2035 ^~		31	30
Mortgage Equity Conversion Asset Trust 2.440% due 01/25/2042 •		15,720	14,505
Motel 6 Trust
3.314% due 08/15/2034 •		3,787	3,792
3.584% due 08/15/2034 •		3,259	3,263
4.544% due 08/15/2034 •		352	354
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.594% due 06/25/2037 •		6,224	5,043
5.325% due 04/25/2036 ^~		3,935	3,699
Nomura Resecuritization Trust 3.304% due 01/25/2037 •		37,598	37,695
Pepper Residential Securities Trust 3.330% due 11/18/2060		8,300	8,313
RBSSP Resecuritization Trust 4.938% (US0001M) due 01/26/2036 ~		7,918	8,052
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	3,900	2,973
Residential Accredit Loans, Inc. Trust
2.564% due 01/25/2037 •		$22,077	21,262
2.594% due 07/25/2036 •		301	283
3.354% due 09/25/2046 •		5,785	5,330
3.864% due 09/25/2045 •		370	349
6.000% due 09/25/2036 ^		552	382
Residential Funding Mortgage Securities, Inc. Trust 5.257% due 08/25/2036 ^~		115	109
Ripon Mortgages PLC 1.604% due 08/20/2056 •	GBP	2,344	2,974
RMAC PLC 1.493% due 06/12/2046 •		431	542
Sequoia Mortgage Trust 3.163% due 09/20/2034 •		$970	953
Silverstone Master Issuer PLC 3.148% due 01/21/2070		4,170	4,184
Structured Adjustable Rate Mortgage Loan Trust 4.576% due 09/25/2035 ~		536	523
Structured Asset Mortgage Investments Trust
2.664% due 03/25/2037 •		2,077	1,518
2.944% due 08/25/2035 •		529	521
Structured Asset Securities Corp.
2.654% due 07/25/2035 •		22,381	21,109
2.664% due 05/25/2043 •		13,416	12,512
Structured Asset Securities Corp. Mortgage Loan Trust 2.654% due 05/25/2036 •		22,755	20,147
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		2,744	2,725
TBW Mortgage-Backed Trust
2.584% due 01/25/2037 •		19,410	8,092
5.970% due 09/25/2036 ^þ		473	41
Thrones PLC 1.656% due 11/15/2049 •	GBP	1,831	2,326
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •		34,550	44,044
Twin Bridges PLC 1.668% due 09/12/2050 •		980	1,241
Uropa Securities PLC
0.986% due 06/10/2059 •		1,081	1,313
1.136% due 06/10/2059 •		264	315
1.174% due 10/10/2040 •		4,001	4,690
1.336% due 06/10/2059 •		206	247
1.536% due 06/10/2059 •		220	261
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		$4,701	4,747
5.844% due 02/15/2051 ~		921	802
6.308% due 05/15/2046 ~		143	144
WaMu Commercial Mortgage Securities Trust 4.718% due 03/23/2045 ~		12,845	13,259

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.684% due 11/25/2045 •		711	698
3.292% due 12/25/2046 •		274	276
3.704% due 11/25/2042 •		109	107
3.897% due 02/25/2037 ^~		415	388
4.380% due 09/25/2033 ~		82	85
Warwick Finance Residential Mortgages PLC 1.775% due 09/21/2049 •	GBP	4,416	5,624
Wells Fargo Commercial Mortgage Trust
2.800% due 03/18/2028 ~		$1,100	1,100
3.261% due 12/13/2031 •		5,100	5,087
3.511% due 12/13/2031 •		4,200	4,182
4.255% due 12/13/2031 •		100	99
Wells Fargo Mortgage-Backed Securities Trust
3.104% due 03/25/2036 •		3,120	2,886
4.687% due 09/25/2033 ~		82	85
4.803% due 11/25/2037 ^~		499	489
5.088% due 05/25/2036 ^~		42	43
5.188% due 04/25/2036 ^~		1,679	1,689
6.000% due 09/25/2037 ^		1,783	1,808
Total Non-Agency Mortgage-Backed Securities (Cost $635,435)			633,609
ASSET-BACKED SECURITIES 24.2%
Aames Mortgage Trust
6.950% due 11/25/2031 þ		1,651	1,583
7.150% due 01/25/2032 þ		369	378
AccessLex Institute 2.559% due 09/26/2033 •		7,714	7,549
Accredited Mortgage Loan Trust 2.664% due 09/25/2036 •		3,209	3,157
ACE Securities Corp. Home Equity Loan Trust 3.169% due 08/25/2035 •		140	140
Adams Mill CLO Ltd. 3.697% due 07/15/2026 •		197	197
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		76	79
Allegro CLO Ltd. 3.803% due 01/30/2026 •		321	322
American Credit Acceptance Receivables Trust 2.920% due 08/12/2021		2,749	2,750
Ameriquest Mortgage Securities Trust 2.744% due 04/25/2036 •		8,100	8,045
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.679% due 05/25/2033 •		2,320	2,327
3.754% due 03/25/2033 •		314	317
3.793% due 06/25/2033 ^•		2,414	2,340
Apex Credit CLO Ltd. 3.632% due 10/27/2028 •		12,400	12,415
Arbor Realty Commercial Real Estate Notes Ltd. 4.894% due 04/15/2027 •		2,200	2,210
Argent Securities Trust
2.554% due 06/25/2036 •		1,368	488
2.594% due 03/25/2036 •		7,734	7,179
2.644% due 07/25/2036 •		1,264	561
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.354% due 05/25/2034 •		793	752
Aspen Funding Ltd. 4.184% due 07/10/2037 •		1,496	1,491
Babson CLO Ltd. 3.742% due 07/20/2025 •		992	993
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ		3,948	3,984
4.090% due 02/28/2034 þ		1,512	1,541
4.213% due 10/29/2033 þ		758	766
Bear Stearns Asset-Backed Securities Trust
2.644% due 06/25/2047 •		1,000	991
2.754% due 06/25/2047 •		25,753	22,349
4.004% due 10/25/2037 •		22,194	21,490
4.354% due 08/25/2035 •		9,462	8,505
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	3,400	3,870
Black Diamond CLO Ltd. 3.638% due 02/06/2026 •		$2,856	2,857
Capitalsource Real Estate Loan Trust
2.974% due 01/20/2037 •		706	690
3.242% due 01/20/2037 •		1,650	1,528
3.342% due 01/20/2037 •		650	593
3.442% due 01/20/2037 •		400	285
Carrington Mortgage Loan Trust
3.064% due 06/25/2035 •		32,581	32,516
4.204% due 05/25/2035 •		15,328	12,539
Castle Park CLO Designated Activity Co. 0.690% due 01/15/2028 •	EUR	3,430	3,910
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		$6,790	6,851

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Cavendish Square Funding PLC
0.292% due 02/11/2055 •	EUR	1,844	2,086
1.542% due 02/11/2055 •		5,000	5,425
Cent CLO Ltd. 3.667% due 10/15/2026 •		$16,250	16,252
Centex Home Equity Loan Trust 3.054% due 03/25/2033 •		4,099	4,008
Citigroup Mortgage Loan Trust, Inc.
2.694% due 11/25/2036 •		400	389
2.864% due 10/25/2035 ^•		800	762
3.064% due 02/25/2035 •		631	625
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022 «	CAD	10,700	8,171
College Avenue Student Loans LLC
3.604% due 12/26/2047 •		$2,659	2,659
4.054% due 11/26/2046 •		1,355	1,377
4.130% due 12/26/2047		3,592	3,795
Conseco Finance Corp.
6.280% due 09/01/2030		6,123	6,547
7.500% due 03/01/2030 ~		3,597	2,502
Conseco Finance Securitizations Corp. 7.954% due 12/01/2033 ~		7,373	8,115
Countrywide Asset-Backed Certificates
2.544% due 05/25/2037 •		4,868	4,681
2.544% due 06/25/2047 ^•		3,798	3,424
2.624% due 05/25/2037 •		42,631	40,882
2.644% due 04/25/2037 •		73	56
2.754% due 03/25/2036 ^•		6,942	6,383
Countrywide Asset-Backed Certificates Trust
2.554% due 03/25/2047 ^•		103	102
2.644% due 03/25/2047 ^•		6,698	6,121
2.674% due 09/25/2046 •		1,876	1,365
3.144% due 08/25/2047 •		53,564	53,216
3.304% due 04/25/2035 •		4,753	4,856
3.979% due 12/25/2034 •		1,205	1,182
4.740% due 10/25/2035 ~		36	36
5.499% due 02/25/2035 ~		4,460	4,364
Credit Suisse Mortgage Capital Asset-Backed Trust 3.004% due 09/25/2037 •		249	244
Credit-Based Asset Servicing & Securitization CBO Ltd.
2.681% due 12/15/2034 •		13,260	4,044
2.795% due 02/16/2041 •		128,899	6,484
Credit-Based Asset Servicing & Securitization LLC 3.004% due 07/25/2035 •		5,409	5,449
Credit-Based Asset Servicing & Securitization Trust 2.554% due 07/25/2036 •		2,669	2,647
Crown Point CLO Ltd.
3.713% due 07/17/2028		400	398
3.762% due 10/20/2028 •		10,850	10,829
CWHEQ Revolving Home Equity Loan Resuritization Trust 2.654% due 05/15/2034 •		4,330	4,254
CWHEQ Revolving Home Equity Loan Trust 2.624% due 02/15/2036 •		8,577	8,343
Denali Capital CLO LLC 3.636% due 10/26/2027 •		14,365	14,350
Dryden Euro CLO BV 0.718% due 05/17/2027 •	EUR	2,893	3,292
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		$22,200	22,172
ECMC Group Student Loan Trust 3.454% due 05/25/2067 •		2,722	2,722
EFS Volunteer LLC 3.430% due 10/25/2035 •		2,387	2,375
EMC Mortgage Loan Trust 4.404% due 11/25/2030 •		4,518	4,560
Euromax ABS Ltd. 0.000% due 04/18/2097 •	EUR	459	523
First Franklin Mortgage Loan Trust
2.554% due 05/25/2036 •		$4,923	4,640
2.644% due 04/25/2036 •		7,600	7,164
First Investors Auto Owner Trust 1.860% due 10/15/2021		198	198
Flatiron CLO Ltd. 3.748% due 01/17/2026 •		10,027	10,032
Ford Auto Securitization Trust 2.198% due 03/15/2021	CAD	12,562	9,595
Fremont Home Loan Trust 2.544% due 11/25/2036 •		$3,926	2,736
Glacier Funding CDO Ltd. 3.155% due 11/12/2042 •		2,797	2,774
GMF Canada Leasing Trust Asset-Backed Notes 2.154% due 03/22/2021 «	CAD	9,100	6,951
Greystone Commercial Real Estate Ltd. 3.944% due 03/15/2027 •		$4,000	4,013
GSAA Home Equity Trust 2.854% due 08/25/2037 •		420	411

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

GSAA Trust
2.524% due 05/25/2047 •		1,695	1,329
2.624% (US0001M + 0.220%) due 03/25/2047 ~		7,603	4,297
3.054% due 06/25/2035 •		6,707	6,757
GSAMP Trust
2.544% due 03/25/2047 •		17,799	17,180
2.574% due 01/25/2037 •		2,562	2,495
2.644% due 09/25/2036 •		10,795	5,300
3.044% due 08/25/2033 •		9,879	9,863
3.154% due 01/25/2034 •		2,547	2,515
Harley Marine Financing LLC 5.682% due 05/15/2043 «		1,061	879
Harvest SBA Loan Trust 4.654% due 08/25/2044 •		12,838	12,891
Hildene TruPS Securitization Ltd. 4.278% due 05/22/2039 •		74,570	74,104
Home Equity Loan Trust
2.594% due 04/25/2037 •		19,556	18,632
2.634% due 04/25/2037 •		1,500	1,377
Home Equity Mortgage Loan Asset-Backed Trust 2.594% due 04/25/2037 •		7,926	6,030
House of Europe Funding PLC 0.000% due 11/08/2090 •	EUR	303	344
HSI Asset Loan Obligation Trust 2.464% due 12/25/2036 •		$71	32
Jamestown CLO Ltd. 3.287% due 07/15/2026 •		5,154	5,141
JPMorgan Mortgage Acquisition Corp.
2.989% due 01/25/2036 •		9,226	9,009
3.364% due 06/25/2035 •		6,629	6,240
Jubilee CLO BV 0.530% due 07/12/2028 •	EUR	2,450	2,786
LCM LP 3.632% due 10/20/2027 •		$2,900	2,900
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		1,263	1,275
3.750% due 04/25/2059 þ		5,090	5,196
4.180% due 01/28/2070 •		22,836	23,328
Lehman XS Trust
2.524% due 02/25/2037 •		9,411	9,068
2.564% due 02/25/2037 •		3,836	3,706
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		17,300	17,365
Long Beach Mortgage Loan Trust
2.554% due 06/25/2036 •		9,807	5,505
2.554% due 09/25/2036 •		16,463	12,411
2.704% due 02/25/2036 •		9,304	8,128
3.034% due 01/25/2046 •		3,565	3,518
LP Credit Card ABS Master Trust 4.053% due 08/20/2024 •		4,514	4,472
Madison Park Funding Ltd. 3.852% due 07/20/2026 •		632	633
Marlette Funding Trust
2.690% due 09/17/2029 (b)		4,900	4,902
3.060% due 07/17/2028		1,903	1,905
3.130% due 07/16/2029		7,250	7,294
3.200% due 09/15/2028		1,178	1,181
3.710% due 12/15/2028		424	429
MASTR Asset-Backed Securities Trust 2.454% due 01/25/2037 •		322	130
Merrill Lynch Mortgage Investors Trust
2.664% due 04/25/2037 •		863	531
3.204% due 08/25/2035 •		1,284	1,258
METAL LLC 4.581% due 10/15/2042		4,709	4,761
Morgan Stanley ABS Capital, Inc. Trust
2.674% due 03/25/2036 •		6,054	6,038
3.109% due 12/25/2034 •		132	126
Morgan Stanley Home Equity Loan Trust 3.454% due 12/25/2034 •		7,238	7,275
Mountain View CLO Ltd. 3.397% due 10/15/2026 •		9,563	9,529
Munda CLO BV 0.613% due 12/05/2024 •	EUR	1,336	1,519
National Collegiate Student Loan Trust
2.644% due 07/25/2030 •		$1,010	1,002
2.674% due 03/26/2029 •		892	888
2.674% due 09/25/2029 •		62	62
2.694% due 10/25/2033 •		7,592	7,269
2.724% due 10/27/2031 •		10,000	9,364
2.884% due 12/26/2033 •		2,829	2,788
Navient Student Loan Trust 2.654% due 06/27/2067 •		2,382	2,381
Nelnet Student Loan Trust 3.304% due 06/27/2067 •		49,671	49,408

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.554% due 07/25/2036 •		31,599	30,957
2.734% due 10/25/2036 ^•		2,389	808
NovaStar Mortgage Funding Trust
2.724% due 05/25/2036 •		3,364	3,323
4.530% due 12/25/2034 •		74	75
Ownit Mortgage Loan Trust 2.614% due 01/25/2037 •		3,280	3,249
Palisades CDO Ltd. 3.242% due 07/22/2039 •		23,197	22,884
Palmer Square Loan Funding Ltd. 3.418% due 11/15/2026 •		459	459
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.894% due 09/25/2035 •		12,188	12,190
People’s Choice Home Loan Securities Trust 3.349% due 05/25/2035 ^•		1,600	1,456
Quest Trust 2.694% due 08/25/2036 •		12,505	10,667
Residential Asset Securities Corp. Trust
2.644% due 09/25/2036 •		6,796	6,776
2.674% due 07/25/2036 •		1,436	1,184
3.054% due 09/25/2035 •		4,500	4,514
RMAT LP 4.090% due 05/25/2048 þ		10,688	10,785
RMF Buyout Issuance Trust 3.436% due 11/25/2028		6,378	6,390
Saranac CLO Ltd. 3.443% due 06/22/2030 •		6,600	6,614
Saxon Asset Securities Trust
2.714% due 09/25/2047 •		10,003	9,766
4.154% due 12/25/2037 •		5,651	5,699
Saybrook Point CBO Ltd. 3.251% due 02/25/2036 •		2,560	2,555
Securitized Asset-Backed Receivables LLC Trust 2.694% due 12/25/2035 •		354	349
SLM Private Education Loan Trust 4.644% due 06/16/2042 •		6,545	6,621
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	123	140
0.000% due 01/25/2024 •		1,147	1,305
0.000% due 06/17/2024 •		725	824
3.130% due 04/27/2026 •		$1,021	1,022
4.080% due 04/25/2023 •		3,479	3,517
SMB Private Education Loan Trust 2.694% due 09/15/2025 •		6,306	6,307
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		19,426	19,429
3.504% due 10/27/2036 •		375	378
SoFi Professional Loan Program Trust 3.120% due 02/25/2048		7,285	7,346
Sorin Real Estate CDO Ltd. 3.087% due 06/07/2040 •		3,748	3,752
Soundview Home Loan Trust
2.514% due 01/25/2037 •		5,987	4,825
2.554% due 03/25/2037 •		4,781	4,628
2.574% due 07/25/2037 •		8,315	7,038
2.604% due 06/25/2037 •		58,416	43,768
3.354% due 09/25/2037 •		1,219	1,170
Spirit Master Funding LLC 4.360% due 12/20/2047		13,901	14,434
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		9,976	10,096
Springleaf Funding Trust 2.680% due 07/15/2030		6,200	6,215
Sprite Ltd. 4.250% due 12/15/2037		3,654	3,750
St Paul’s CLO DAC 0.850% due 08/20/2030 •	EUR	30,600	34,825
Structured Asset Securities Corp. Mortgage Loan Trust 2.784% due 12/25/2035 •		$6,750	6,652
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		6,501	6,555
Trainer Wortham First Republic CBO Ltd. 1.950% due 04/10/2037 •		3,981	3,912
Tralee CLO Ltd. 3.702% due 10/20/2028 •		1,500	1,496
TruPS Financials Note Securitization Ltd. 3.957% due 09/20/2039 •		6,969	6,899
WAVE Trust 3.844% due 11/15/2042		8,106	8,152

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Wrightwood Capital Real Estate CDO Ltd. 3.202% due 11/21/2040 •		4,629	4,652
Total Asset-Backed Securities (Cost $1,271,927)			1,276,273
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	890	793
3.380% due 12/31/2038 þ		190	123
3.750% due 12/31/2038 þ		$2,288	1,344
3.875% due 01/15/2022	EUR	2,600	2,427
4.625% due 01/11/2023		$5,360	4,312
5.250% due 01/15/2028	EUR	17,000	14,129
5.625% due 01/26/2022		$460	389
5.875% due 01/11/2028		183	140
6.250% due 11/09/2047	EUR	100	83
6.875% due 01/26/2027		$300	242
6.875% due 01/11/2048		530	394
7.125% due 07/06/2036		150	116
7.500% due 04/22/2026		500	422
7.820% due 12/31/2033	EUR	853	811
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	6,524	228
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		110,039	2,231
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		3,560	81
63.705% (ARLLMONP) due 06/21/2020 ~(a)		1,962,633	45,089
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	250	308
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (g)	BRL	224,502	56,745
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$500	504
3.125% due 10/11/2027		900	935
Export-Credit Bank of Turkey 8.250% due 01/24/2024		1,000	1,047
Export-Import Bank of China 0.250% due 12/02/2019	EUR	1,000	1,138
Export-Import Bank of Korea 4.250% due 05/21/2020	AUD	4,600	3,301
Peru Government International Bond
5.400% due 08/12/2034	PEN	1,317	409
5.700% due 08/12/2024		3,333	1,101
5.940% due 02/12/2029		35,734	11,847
6.350% due 08/12/2028		25,879	8,828
6.950% due 08/12/2031		16,564	5,901
8.200% due 08/12/2026		25,445	9,614
Qatar Government International Bond 3.875% due 04/23/2023		$1,200	1,260
Saudi Government International Bond
2.875% due 03/04/2023		1,000	1,013
4.000% due 04/17/2025		16,400	17,481
Serbia Government International Bond 4.875% due 02/25/2020		200	203
Turkey Government International Bond
4.625% due 03/31/2025	EUR	6,500	7,384
5.625% due 03/30/2021		$700	711
7.250% due 12/23/2023		8,400	8,697
7.625% due 04/26/2029		10,800	11,084
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		408	111
7.000% due 03/31/2038 ^(d)		124	33
7.650% due 04/21/2025 ^(d)		3,123	851
7.750% due 10/13/2019 ^(d)		400	106
8.250% due 10/13/2024 ^(d)		2,021	556
9.000% due 05/07/2023 ^(d)		268	74
9.250% due 09/15/2027 ^(d)		729	213
9.250% due 05/07/2028 ^(d)		2,886	790
11.750% due 10/21/2026 ^(d)		130	38
11.950% due 08/05/2031 ^(d)		6,600	1,906
12.750% due 08/23/2022 ^(d)		930	270
Total Sovereign Issues (Cost $238,753)			227,813
		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		92,702	438
iHeartMedia, Inc.		1,541	23

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

iHeartMedia, Inc. ‘A’ (e)		114,574	1,724
			2,185
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (e)		34,648	410
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		82,130	4
			414
ENERGY 0.0%
Dommo Energia S.A. «(e)(k)		1,440,781	1,023
Dommo Energia S.A. SP - ADR «(e)		3,069	28
			1,051
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «		345,787	0
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(k)		2,935	42
UTILITIES 0.0%
Eneva S.A. (e)(k)		11,681	73
Eneva S.A. (k)		32,125	202
			275
Total Common Stocks (Cost $9,756)			3,967
WARRANTS 0.4%
COMMUNICATION SERVICES 0.4%
iHeartMedia, Inc.		746,185	11,230
iHeartMedia, Inc. - Exp. 05/01/2039		1,980,547	9,348
Total Warrants (Cost $22,327)			20,578
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.5%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$17,740	17,758
COMMERCIAL PAPER 2.1%
Bank of Montreal 1.802% due 07/24/2019	CAD	25,000	19,067
Boston Scientific Corp. 2.910% due 07/10/2019		$8,150	8,143
Broadcom, Inc.
2.830% due 07/18/2019		3,320	3,315
2.870% due 07/16/2019		4,200	4,194
2.910% due 07/09/2019		11,700	11,690
Campbell Soup Co.
2.980% due 07/15/2019		2,100	2,098
3.100% due 08/15/2019		5,350	5,332
CRH America Finance, Inc. 2.830% due 07/09/2019		500	500
Crown Castle International Corp. 2.800% due 07/17/2019		5,700	5,692
Enable Midstream Partners LP 3.150% due 07/25/2019		3,700	3,692
Enbridge (U.S.), Inc. 2.830% due 08/06/2019		8,730	8,706
Encana Corp.
3.120% due 07/08/2019		3,050	3,048
3.200% due 08/01/2019		8,250	8,230
Energy Transfer Partners LP 3.030% due 07/02/2019		13,900	13,896
Royal Caribbean Cruise
2.750% due 07/30/2019		4,600	4,590
2.850% due 07/30/2019		2,900	2,893
2.900% due 07/15/2019		2,240	2,237
2.970% due 07/01/2019		1,990	1,990

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

VW Credit, Inc. 2.900% due 07/09/2019		2,400	2,398
			111,711
REPURCHASE AGREEMENTS (l) 0.1%			5,949
ARGENTINA TREASURY BILLS 0.0%
49.461% due 07/19/2019 - 02/28/2020 (f)(g)	ARS	28,535	694
Total Short-Term Instruments (Cost $136,026)			136,112
Total Investments in Securities (Cost $6,471,618)			6,509,304
		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III		18,592,479	183,917
Total Short-Term Instruments (Cost $183,905)			183,917
Total Investments in Affiliates (Cost $183,905)			183,917
Total Investments 126.7% (Cost $6,655,523)			$6,693,221
Financial Derivative Instruments (n)(p) 0.2%(Cost or Premiums, net $(11,579))			11,407
Other Assets and Liabilities, net (26.9)%			(1,420,519)
Net Assets 100.0%			$5,284,109

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AASET 4.212% due 11/15/2041	03/15/2018 - 08/02/2018	$8,953	$9,043	0.17%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	375	1,023	0.02
Eneva S.A.	12/21/2017 - 03/25/2019	203	275	0.01
Westmoreland Mining Holdings LLC	03/26/2019	9	42	0.00
		$9,540	$10,383	0.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)       REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,949	U.S. Treasury Notes 2.250% due 03/31/2021	$(6,069)	$5,949	$5,950
Total Repurchase Agreements						$(6,069)	$5,949	$5,950

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SGY	2.250%	06/14/2019	07/05/2019	$(118,985)	$(119,111)
Total Reverse Repurchase Agreements					$(119,111)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049	$69,000	$(72,903)	$(72,909)
Total Short Sales (1.4)%				$(72,903)	$(72,909)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

(m)	Securities with an aggregate market value of $119,616 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(41,509) at a weighted average interest rate of 1.990%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2019	126	$12,707	$85	$25	$(71)
Euro-BTP Italy Government Bond September Futures	09/2019	22	3,360	121	16	0
U.S. Treasury 10-Year Note September Futures	09/2019	4,915	628,966	14,095	154	0
				$14,301	$195	$(71)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	17	$(3,339)	$(34)	$0	$(5)
Euro-Buxl 30-Year Bond September Futures	09/2019	6	(1,384)	(47)	1	(1)
U.S. Treasury 5-Year Note September Futures	09/2019	991	(117,093)	(1,543)	0	0
United Kingdom Long Gilt September Futures	09/2019	1,050	(173,748)	(1,531)	334	0
				$(3,155)	$335	$(6)
Total Futures Contracts				$11,146	$530	$(77)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.211%		$300	$7	$(1)	$6	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	4.348	500		(5)	20	15	6	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597	EUR	100	0	0	0	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.284		$800	79	(60)	19	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809	1,750		(83)	98	15	0	(1)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.149	5,000		424	48	472	2	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.266	EUR	300	8	(4)	4	0	0
							$430	$101	$531	$8	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$15,035	$(761)	$(490)	$(1,251)	$0	$(13)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	40,800	(2,795)	(328)	(3,123)	0	(36)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	16,200	(266)	(102)	(368)	0	(8)
					$(3,822)	$(920)	$(4,742)	$0	$(57)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$970	$(36)	$25	$(11)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	4,900	(231)	92	(139)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	46,100	(1,598)	160	(1,438)	17	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	42,800	749	175	924	20	0
					$(1,116)	$452	$(664)	$38	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$280,000	$2,668	$(14,668)	$(12,000)	$223	$0
Receive	3-Month USD-LIBOR	2.543	Semi-Annual	02/05/2024		11,900	0	(488)	(488)	9	0
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	02/05/2024		11,900	0	(492)	(492)	9	0
Receive	3-Month USD-LIBOR	2.559	Semi-Annual	02/05/2024		11,900	0	(497)	(497)	9	0
Receive	3-Month USD-LIBOR	2.571	Semi-Annual	02/05/2024		5,900	0	(250)	(250)	5	0
Receive	3-Month USD-LIBOR	2.580	Semi-Annual	02/05/2024		17,800	0	(761)	(761)	14	0
Receive	3-Month USD-LIBOR	2.605	Semi-Annual	02/05/2024		17,800	0	(783)	(783)	14	0
Receive	3-Month USD-LIBOR	2.607	Semi-Annual	02/05/2024		5,900	0	(260)	(260)	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2024		34,600	889	(2,189)	(1,300)	37	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		241,100	(8,135)	(10,169)	(18,304)	299	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,700	2,785	(3,951)	(1,166)	71	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		41,000	(144)	(3,602)	(3,746)	66	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		128,800	(9,427)	(2,660)	(12,087)	226	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		98,400	10,342	(15,982)	(5,640)	584	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		62,000	330	(10,861)	(10,531)	398	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(10)	(16)	0	(3)
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(13)	(15)	0	(1)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	35	35	26	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	752	838	0	(15)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	5,268	6,892	0	(97)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024	EUR	11,400	(42)	(264)	(306)	0	(24)
Receive (6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		2,200	(20)	(120)	(140)	0	(9)
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		17,400	(1,805)	(1,128)	(2,933)	0	(130)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	3,500	(25)	(166)	(191)	3	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		8,200	132	(840)	(708)	37	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	2,170,000	22	(715)	(693)	0	(15)
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		920,000	0	(291)	(291)	0	(6)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		740,000	47	(250)	(203)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,280,000	293	(1,449)	(1,156)	0	(32)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		840,000	14	(292)	(278)	0	(6)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		840,000	(1)	(291)	(292)	0	(6)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		24,060,000	(1,018)	(8,876)	(9,894)	0	(211)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	23	(49)	5	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	13	(30)	4	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	2	(3)	(1)	2	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	(2)	0	2	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	(1)	(2)	2	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	(1)	1	1	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	2	2	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	3	3	1	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	19	36	11	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	6	6	3	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	1	1	1	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	23	16	9	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	3	3	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	5	4	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	2	(11)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	6	(24)	2	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(2)	9	3	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(1)	5	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(1)	6	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	2	(15)	6	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(1)	(11)	13	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	(23)	(33)	0	(8)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	15	10	3	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	2,000	0	(4)	(4)	2	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	5,400	0	10	10	2	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032	2,500	(6)	0	(6)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	800	3	(1)	2	0	(1)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	21,100	(44)	(11)	(55)	13	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	24,500	22	(57)	(35)	0	(17)
						$(1,580)	$(76,236)	$(77,816)	$2,128	$(586)
Total Swap Agreements						$(6,088)	$(76,603)	$(82,691)	$2,174	$(644)

(o)	Securities with an aggregate market value of $35,833 and cash of $8,741 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$43,742	AUD	62,663	$251	$0
	07/2019		1,469	GBP	1,156	0	(1)
	08/2019	AUD	60,997		$42,642	0	(228)
BPS	07/2019	TRY	11,847		2,049	4	0
	07/2019		$1,241	ARS	61,982	158	0
	07/2019		383,999	EUR	337,730	34	0
	07/2019		98,184	GBP	77,488	221	0
	07/2019		2,049	TRY	11,914	0	(4)
	08/2019	ARS	239,226		$5,360	36	0
	08/2019	CAD	2,412		1,831	0	(13)
	08/2019	EUR	337,730		384,978	0	(41)
	08/2019	GBP	61,164		77,696	0	(100)
	08/2019		$1,350	EUR	1,183	0	(1)
	01/2020	BRL	900		$235	4	0
BRC	07/2019		$34,914	GBP	27,560	86	0
BSS	07/2019	BRL	178,000		$47,024	669	0
	07/2019		$46,448	BRL	178,000	0	(94)
CBK	07/2019	AUD	62,663		$43,381	0	(612)
	07/2019	BRL	65,206		17,015	34	0
	07/2019	JPY	335,000		3,110	3	0
	07/2019		$16,424	BRL	65,206	557	0
	07/2019		160,230	GBP	126,132	25	(74)
	08/2019	CAD	34,238		$25,815	0	(354)
	08/2019	GBP	114,456		145,651	70	0
	09/2019	PEN	736		220	0	(3)
	10/2019		$3,250	MXN	63,751	14	0
	01/2020	BRL	189,800		$49,074	473	0
GLM	07/2019		26,240		6,847	14	0
	07/2019		$6,477	BRL	26,240	357	0
	07/2019		1,198	EUR	1,056	3	0
	08/2019		1,004	CAD	1,339	19	0
	08/2019		3,199	MXN	63,751	99	0
	08/2019		12,381	RUB	814,656	410	0
	09/2019		2,400	IDR	35,225,182	69	0
	10/2019	MXN	63,751		$3,164	0	(100)
HUS	07/2019	EUR	339,511		379,529	0	(6,529)
	07/2019		$1,795	ARS	89,103	215	0
	07/2019		42,899	JPY	4,616,612	0	(79)
	08/2019	JPY	4,616,612		$43,001	78	0
	08/2019	PEN	551		165	0	(2)
	08/2019		$1,157	GBP	910	0	0
	09/2019	CNH	752		$108	0	(1)
JPM	07/2019	BRL	34,368		8,968	18	0
	07/2019	EUR	1,185		1,340	0	(8)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019	JPY	4,281,612		39,283	0	(430)
	07/2019		$8,677	BRL	34,368	274	0
	07/2019		2,160	EUR	1,910	12	0
	07/2019		7,164	GBP	5,685	56	0
	08/2019	CAD	24,964		$18,973	0	(107)
	10/2019		$36,035	MXN	705,952	147	0
	01/2020	BRL	7,300		$1,909	40	0
MSB	07/2019		52,180		13,616	27	0
	07/2019		$13,027	BRL	52,180	562	0
	01/2020	BRL	26,502		$6,603	0	(183)
SCX	07/2019	GBP	238,021		301,262	0	(1,012)
	07/2019		$4,403	TRY	26,145	110	0
SOG	07/2019		46,132	RUB	3,052,283	2,060	0
UAG	08/2019	NZD	24,778		$16,334	0	(327)
Total Forward Foreign Currency Contracts						$7,209	$(10,303)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	8,300	$(8)	$(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	6,600	(8)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	33,100	(29)	(8)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	8,000	(7)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	34,500	(42)	(9)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	2,300	(3)	0
BRC	Put - OTC CDX.HY-32 5-Year Index	Sell	99.000	10/16/2019	14,400	(53)	(26)
	Put - OTC CDX.HY-32 5-Year Index	Sell	97.000	11/20/2019	14,400	(58)	(31)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	11,000	(12)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	5,400	(8)	(2)
CBK	Put - OTC CDX.HY-32 5-Year Index	Sell	93.000	10/16/2019	30,100	(48)	(10)
	Put - OTC CDX.HY-32 5-Year Index	Sell	94.000	10/16/2019	22,700	(40)	(11)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	55,300	(53)	(13)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	17,500	(18)	(3)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	5,700	(9)	(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	6,700	(7)	(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	7,500	(11)	(2)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	7,800	(9)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	3,300	(4)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	10,600	(18)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	23,200	(23)	(4)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,300	(4)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	45,500	(41)	(11)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	11,100	(21)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	23,400	(37)	(7)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	48,200	(49)	(11)
JLN	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	6,300	(10)	(2)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	5,600	(10)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	6,700	(7)	(1)
						$(647)	$(162)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	$99.188	08/06/2019	6,000	$(15)	$(4)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.188	08/06/2019	6,000	(11)	(16)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.625	09/05/2019	31,100	(63)	(32)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.336	09/05/2019	10,000	(29)	(19)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.336	09/05/2019	10,000	(23)	(32)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.625	09/05/2019	31,100	(49)	(71)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.141	08/06/2019	6,000	(15)	(4)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.141	08/06/2019	6,000	(11)	(17)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.625	09/05/2019	31,100	(63)	(31)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.625	09/05/2019	31,100	(49)	(71)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	7,600	(18)	(3)
					$(346)	$(300)
Total Written Options					$(993)	$(462)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	11.023%	$400	$10	$(59)	$0	$(49)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	100	(2)	2	0	0
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021		1,900	0	58	58	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731	300	(12)	14	2	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	3,100	(54)	55	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	1,600	(26)	18	0	(8)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	300	(49)	11	0	(38)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	900	11	(142)	0	(131)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.185	400	(19)	16	0	(3)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799	100	(10)	6	0	(4)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731	3,500	(170)	194	24	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	947	26	(164)	0	(138)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	1,300	(44)	14	0	(30)
	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020		6,000	0	268	268	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021		1,800	210	(130)	80	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	900	(9)	13	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.866	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	8,400	(147)	106	0	(41)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	700	37	(139)	0	(102)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	600	(12)	12	0	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.799	100	(9)	5	0	(4)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.781	1,325	(51)	56	5	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.686	5,800	(638)	705	67	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	800	41	(158)	0	(117)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	2,700	(89)	27	0	(62)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804	1,100	(17)	27	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	3,600	(74)	75	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.861	1,200	(219)	223	4	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	1.013	1,400	(124)	124	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.731	3,900	(131)	158	27	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.053	100	(2)	2	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	9,900	(160)	99	0	(61)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.524	2,000	(123)	131	8	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	3,500	(149)	41	0	(108)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.686	650	(72)	79	7	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	1,300	31	(221)	0	(190)
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	28,500	45	2	47	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.359	500	(16)	9	0	(7)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	4,800	(140)	31	0	(109)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	6,900	(101)	102	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	9,300	(150)	105	0	(45)
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	100	1	(16)	0	(15)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	5,000	(99)	100	1	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	700	(11)	8	0	(3)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.026	300	(21)	21	0	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	300	(52)	14	0	(38)
MYC	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020		6,000	0	168	168	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.781	2,760	(90)	100	10	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	5,300	(867)	197	0	(670)
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002	1,000	(13)	13	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.946	11,900	(335)	363	28	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.509	600	4	5	9	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.157	200	12	(4)	8	0
							$(3,880)	$2,746	$839	$(1,973)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$(6)	$83	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	170	43	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(125)	181	56	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,800	(41)	32	0	(9)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	679	341	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	6,100	(33)	57	24	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,440	65	35	100	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	583	125	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	20	0	(5)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	107	28	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	45	18	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	53,400	(201)	121	0	(80)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	256	53	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	7	90	97	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	42,400	(282)	451	169	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	144,900	(475)	259	0	(216)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	188,013	1,642	(8)	1,634	0
						$(611)	$3,072	$2,771	$(310)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$400,000	$0	$11,625	$11,625	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	$900	$0	$4	$4	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	2,800	(1)	11	10	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	900	(6)	20	14	0
								$(7)	$35	$28	$0
Total Swap Agreements								$(4,498)	$17,478	$15,263	$(2,283)

(q)	Securities with an aggregate market value of $8,887 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$116,165	$42,045	$158,210
Corporate Bonds & Notes
Banking & Finance	0	945,270	799	946,069
Industrials	0	1,132,266	2,193	1,134,459
Utilities	0	142,149	0	142,149
Convertible Bonds & Notes
Industrials	0	342	0	342
Municipal Bonds & Notes
Illinois	0	628	0	628
Puerto Rico	0	653	0	653
Texas	0	955	0	955
U.S. Government Agencies	70,064	1,444,994	0	1,515,058
U.S. Treasury Obligations	0	312,429	0	312,429
Non-Agency Mortgage-Backed Securities	1,400	632,209	0	633,609
Asset-Backed Securities	0	1,260,272	16,001	1,276,273
Sovereign Issues	0	227,813	0	227,813
Common Stocks
Communication Services	2,162	23	0	2,185
Consumer Discretionary	414	0	0	414
Energy	0	0	1,051	1,051
Industrials	0	0	42	42
Utilities	73	202	0	275
Warrants
Communication Services	0	20,578	0	20,578
Short-Term Instruments
Certificates of Deposit	0	17,758	0	17,758
Commercial Paper	0	111,711	0	111,711
Repurchase Agreements	0	5,949	0	5,949
Argentina Treasury Bills	0	694	0	694

	$74,113	$6,373,060	$62,131	$6,509,304
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$183,917	$0	$0	$183,917

Total Investments	$258,030	$6,373,060	$62,131	$6,693,221

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(72,909)	$0	$(72,909)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	530	2,174	0	2,704
Over the counter	0	22,464	8	22,472

	$530	$24,638	$8	$25,176
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(644)	0	(721)
Over the counter	0	(13,048)	0	(13,048)

	$(77)	$(13,692)	$0	$(13,769)

Total Financial Derivative Instruments	$453	$10,946	$8	$11,407

Totals	$258,483	$6,311,097	$62,139	$6,631,719

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (2)
Investments in Securities, at Value

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2019 (Unaudited)

Loan Participations and Assignments	$23,834	$8,715	$(13)	$29	$0	$(183)	$19,553	$(9,890)	$42,045	$(221)
Corporate Bonds & Notes
Banking & Finance	714	0	0	0	0	85	0	0	799	85
Industrials	2,151	0	0	0	0	42	0	0	2,193	42
Non-Agency Mortgage-Backed Securities	20,752	0	(520)	12	21	(445)	0	(19,820)	0	0
Asset-Backed Securities	8,791	14,797	(1,571)	0	0	452	0	(6,468)	16,001	443
Common Stocks
Energy	2,289	0	0	0	0	(1,238)	0	0	1,051	(1,238)
Industrials	0	8	0	0	0	34	0	0	42	34
	$58,531	$23,520	$(2,104)	$41	$21	$(1,253)	$19,553	$(36,178)	$62,131	$(855)
Financial Derivative Instruments - Assets
Over the counter	$10	$0	$0	$0	$0	$(2)	$0	$0	$8	$(2)
Totals	$58,541	$23,520	$(2,104)	$41	$21	$(1,255)	$19,553	$(36,178)	$62,139	$(857)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$201	Proxy Pricing	Base Price	100.622
	41,844	Third Party Vendor	Broker Quote	82.500 - 101.125
Corporate Bonds & Notes
Banking & Finance	799	Other Valuation Techniques(3)	-	-
Industrials	2,193	Proxy Pricing	Base Price	103.520
Asset-Backed Securities	879	Other Valuation Techniques(3)	-	-
	15,122	Proxy Pricing	Base Price	100.000
Common Stocks
Energy	28	Other Valuation Techniques(3)	-	-
	1,023	Reference Instrument	Liquidity Discount	22.580
Industrials	42	Indicative Market Quotation	Broker Quote	$14.500
Financial Derivative Instruments - Assets
Over the counter	8	Indicative Market Quotation	Broker Quote	3.990
Total	$62,139

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.8% ¤
CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 19.1%
ABN AMRO Bank NV 2.450% due 06/04/2020	$1,040	$1,041
AIA Group Ltd. 2.907% (US0003M + 0.520%) due 09/20/2021 ~	1,700	1,700
American Express Credit Corp. 3.251% (US0003M + 0.730%) due 05/26/2020 ~	720	724
American International Group, Inc. 4.875% due 06/01/2022	138	148
American Tower Corp. 3.000% due 06/15/2023	1,700	1,717
Aviation Capital Group LLC 3.253% (US0003M + 0.670%) due 07/30/2021 ~	2,000	1,994
Bank of America Corp.
2.151% due 11/09/2020	1,000	997
3.269% (US0003M + 0.790%) due 03/05/2024 ~	700	701
3.499% due 05/17/2022 •	2,200	2,244
3.550% due 03/05/2024 •	1,700	1,762
3.552% (US0003M + 0.960%) due 07/23/2024 ~	1,200	1,208
3.581% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,008
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	599
2.300% due 09/11/2019	2,500	2,500
2.450% due 11/27/2020	140	140
2.500% due 04/15/2021	200	201
2.600% due 08/17/2020	410	412
Banque Federative du Credit Mutuel S.A. 3.552% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,622
Barclays PLC
3.200% due 08/10/2021	900	907
3.250% due 01/12/2021	3,100	3,125
3.905% (US0003M + 1.380%) due 05/16/2024 ~	400	394
4.209% (US0003M + 1.625%) due 01/10/2023 ~	500	501
BNP Paribas S.A. 4.705% due 01/10/2025 •	3,000	3,226
BOC Aviation Ltd. 3.458% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,810
BPCE S.A.
2.250% due 01/27/2020	1,500	1,499
3.000% due 05/22/2022	2,000	2,020
Capital One Financial Corp. 2.500% due 05/12/2020	2,000	2,002
CC Holdings GS LLC 3.849% due 04/15/2023	970	1,014
Citigroup, Inc.
2.450% due 01/10/2020	700	700
2.700% due 03/30/2021	2,000	2,010
3.540% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,018
3.543% (US0003M + 1.023%) due 06/01/2024 ~	600	604
3.750% due 06/16/2024	450	475
Commonwealth Bank of Australia 1.750% due 11/07/2019	700	699
Compass Bank 2.750% due 09/29/2019	500	500
Cooperatieve Rabobank UA 3.193% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,504
Credit Agricole S.A. 2.750% due 06/10/2020	800	804
Credit Suisse AG 3.000% due 10/29/2021	610	619
Credit Suisse Group AG
3.574% due 01/09/2023	1,500	1,532
3.676% (US0003M + 1.240%) due 06/12/2024 ~	300	301
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	656
3.125% due 12/10/2020	1,400	1,411
3.450% due 04/16/2021	400	406
3.800% due 06/09/2023	900	934
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~	500	482
4.250% due 10/14/2021	800	811

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Discover Bank 4.200% due 08/08/2023	2,000	2,123
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	3,515	3,499
General Motors Financial Co., Inc.
2.350% due 10/04/2019	2,300	2,299
3.550% due 04/09/2021	500	508
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	5,300	5,343
3.688% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,017
3.691% due 06/05/2028 •	1,000	1,034
4.000% due 03/03/2024	1,200	1,274
Guardian Life Global Funding 2.000% due 04/26/2021	700	696
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	250	249
2.400% due 06/15/2020	1,100	1,096
HSBC Bank PLC 4.125% due 08/12/2020	4,900	4,998
HSBC Holdings PLC
3.033% due 11/22/2023 •	1,000	1,013
3.600% due 05/25/2023	600	624
3.950% due 05/18/2024 •	1,050	1,099
ING Groep NV
3.150% due 03/29/2022	2,550	2,597
4.100% due 10/02/2023	250	264
Itau CorpBanca 3.875% due 09/22/2019	300	301
Jackson National Life Global Funding
2.250% due 04/29/2021	200	200
2.931% (US0003M + 0.480%) due 06/11/2021 ~	300	301
3.300% due 06/11/2021	2,100	2,138
JPMorgan Chase & Co.
2.295% due 08/15/2021	2,400	2,400
2.400% due 06/07/2021	200	200
3.482% (US0003M + 0.890%) due 07/23/2024 ~	2,400	2,409
3.797% due 07/23/2024 •	5,000	5,247
Lloyds Bank PLC
2.700% due 08/17/2020	1,200	1,205
5.800% due 01/13/2020	3,500	3,563
Lloyds Banking Group PLC 3.186% (US0003M + 0.800%) due 06/21/2021 ~	1,200	1,201
Metropolitan Life Global Funding 2.990% due 09/07/2020 •	500	501
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023	2,000	2,057
Mizuho Bank Ltd. 2.400% due 03/26/2020	2,700	2,702
Morgan Stanley
3.737% due 04/24/2024 •	1,600	1,669
3.772% (US0003M + 1.180%) due 01/20/2022 ~	2,500	2,527
5.500% due 07/28/2021	1,900	2,018
MUFG Bank Ltd.
2.300% due 03/05/2020	1,300	1,299
2.350% due 09/08/2019	1,900	1,899
National Australia Bank Ltd. 2.250% due 01/10/2020	3,000	2,999
Nationwide Building Society 4.363% due 08/01/2024 •	1,600	1,670
New York Life Global Funding 2.000% due 04/13/2021	1,000	997
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	400	398
2.250% due 01/13/2020	1,000	998
2.970% (US0003M + 0.520%) due 09/13/2019 •	400	400
3.016% (US0003M + 0.630%) due 09/21/2021 ~	2,400	2,400
3.150% due 03/15/2021	1,100	1,109
3.487% (US0003M + 0.890%) due 01/13/2022 ~	2,700	2,704
Nordea Bank Abp 4.875% due 01/27/2020	800	811
Oversea-Chinese Banking Corp. Ltd. 2.975% (US0003M + 0.450%) due 05/17/2021 ~	2,500	2,502
PNC Bank N.A. 2.450% due 11/05/2020	1,280	1,283
Pricoa Global Funding 2.550% due 11/24/2020	1,165	1,170
Principal Life Global Funding 2.150% due 01/10/2020	3,500	3,495
Protective Life Global Funding 2.615% due 08/22/2022	2,000	2,009
Qatari Diar Finance Co. 5.000% due 07/21/2020	2,300	2,359
QNB Finance Ltd. 2.875% due 04/29/2020	1,400	1,402
Royal Bank of Scotland Group PLC 3.498% due 05/15/2023 •	1,000	1,011

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Santander Holdings USA, Inc. 3.400% due 01/18/2023	1,700	1,726
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,604
3.125% due 01/08/2021	1,000	1,007
Societe Generale S.A. 3.919% (US0003M + 1.330%) due 04/08/2021 •	400	406
State Bank of India 3.539% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,002
State Street Corp. 3.420% (US0003M + 0.900%) due 08/18/2020 ~	520	525
Sumitomo Mitsui Banking Corp. 2.450% due 01/16/2020	1,600	1,600
Sumitomo Mitsui Financial Group, Inc. 2.442% due 10/19/2021	900	902
Svenska Handelsbanken AB 2.400% due 10/01/2020	2,300	2,303
Synchrony Financial 3.806% (US0003M + 1.230%) due 02/03/2020 ~	900	904
Toyota Motor Credit Corp.
2.925% due 05/17/2022 •	800	802
2.950% due 04/13/2021	2,100	2,128
3.041% (US0003M + 0.440%) due 10/18/2019 ~	700	701
U.S. Bank N.A. 2.906% (US0003M + 0.320%) due 04/26/2021 ~	2,650	2,655
UBS AG
2.375% due 08/14/2019	1,650	1,650
2.450% due 12/01/2020	2,250	2,254
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	1,500	1,514
2.950% due 09/24/2020	1,610	1,621
Unum Group 3.000% due 05/15/2021	600	603
Waha Aerospace BV 3.925% due 07/28/2020	138	139
WEA Finance LLC
2.700% due 09/17/2019	500	500
3.250% due 10/05/2020	400	404
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,070
3.465% (US0003M + 0.930%) due 02/11/2022 ~	600	604
3.691% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,366
3.843% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,208
		190,167
INDUSTRIALS 5.7%
America West Airlines Pass-Through Trust 8.057% due 01/02/2022	93	98
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,525	1,555
Arrow Electronics, Inc. 4.500% due 03/01/2023	1,800	1,886
Automatic Data Processing, Inc. 2.250% due 09/15/2020	1,900	1,901
BAT International Finance PLC 2.750% due 06/15/2020	900	902
Baxalta, Inc. 2.875% due 06/23/2020	626	628
BMW U.S. Capital LLC 2.898% (US0003M + 0.370%) due 08/14/2020 ~	1,600	1,604
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	1,031	1,082
CVS Health Corp. 4.750% due 12/01/2022	2,381	2,529
Daimler Finance North America LLC
1.500% due 07/05/2019	2,000	2,000
2.250% due 07/31/2019	1,415	1,414
2.300% due 01/06/2020	1,500	1,498
2.965% (US0003M + 0.430%) due 02/12/2021 ~	1,900	1,898
Dell International LLC 5.450% due 06/15/2023	200	216
Deutsche Telekom International Finance BV 6.000% due 07/08/2019	2,500	2,501
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020	350	352
EMD Finance LLC 2.400% due 03/19/2020	200	200
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,203
Enterprise Products Operating LLC 2.550% due 10/15/2019	110	110
Equifax, Inc. 3.388% (US0003M + 0.870%) due 08/15/2021 ~	1,500	1,497
General Electric Co. 3.410% (US0003M + 1.000%) due 03/15/2023 ~	500	494

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Georgia-Pacific LLC 5.400% due 11/01/2020	700	728
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019	2,000	2,028
Hyundai Capital America 3.202% due 09/18/2020 •	2,900	2,902
Imperial Brands Finance PLC 2.950% due 07/21/2020	1,400	1,404
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020	2,300	2,359
Martin Marietta Materials, Inc. 2.887% (US0003M + 0.500%) due 12/20/2019 ~	2,000	2,001
Northwest Airlines Pass-Through Trust 7.027% due 05/01/2021	219	222
Ooredoo International Finance Ltd. 4.750% due 02/16/2021	1,300	1,343
Reynolds American, Inc. 3.250% due 06/12/2020	1,200	1,208
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	500	499
Sky Ltd. 2.625% due 09/16/2019	300	300
Solvay Finance America LLC 3.400% due 12/03/2020	1,900	1,918
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~	1,400	1,401
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,744	1,748
Telefonica Emisiones S.A.
5.134% due 04/27/2020	700	714
5.877% due 07/15/2019	500	501
Tyson Foods, Inc. 2.972% (US0003M + 0.450%) due 08/21/2020 ~	600	600
United Technologies Corp. 3.175% (US0003M + 0.650%) due 08/16/2021 ~	2,500	2,502
VMware, Inc. 2.300% due 08/21/2020	1,500	1,496
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	1,200	1,200
3.875% due 11/13/2020	1,700	1,736
Zimmer Biomet Holdings, Inc. 3.169% (US0003M + 0.750%) due 03/19/2021 ~	2,300	2,298
		56,676
UTILITIES 1.6%
AT&T, Inc.
3.200% due 03/01/2022	1,000	1,022
3.270% (US0003M + 0.750%) due 06/01/2021 ~	2,500	2,513
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~	1,200	1,203
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	500	502
National Rural Utilities Cooperative Finance Corp. 2.694% (US0003M + 0.375%) due 06/30/2021 ~	2,800	2,808
NextEra Energy Capital Holdings, Inc. 2.835% (US0003M + 0.315%) due 09/03/2019 ~	3,200	3,201
Progress Energy, Inc. 4.400% due 01/15/2021	92	95
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	3,200	3,195
4.375% due 04/10/2024	500	535
Verizon Communications, Inc. 3.125% due 03/16/2022	1,000	1,025
		16,099
Total Corporate Bonds & Notes (Cost $260,389)		262,942
MUNICIPAL BONDS & NOTES 1.2%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010 6.423% due 08/01/2035	900	940
CALIFORNIA 0.2%
California Department of Water Resources State Revenue Notes, Series 2012 1.871% due 12/01/2019	10	10
California Earthquake Authority Revenue Notes, Series 2014 2.805% due 07/01/2019	336	336
California State General Obligation Bonds, (BABs), Series 2010 7.950% due 03/01/2036	290	301
California State General Obligation Bonds, Series 2017 2.193% due 04/01/2047	900	899

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

University of California Revenue Notes, Series 2013 2.300% due 05/15/2021	250	252
		1,798
COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015 2.001% due 06/01/2020	485	485
DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009 4.793% due 12/01/2021	250	266
GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.700% due 01/01/2022	340	345
IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,206
MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40
NEW YORK 0.4%
New York State Dormitory Authority Revenue Notes, Series 2019 2.756% due 07/01/2021	1,580	1,603
New York State Urban Development Corp., Revenue Notes, Series 2017 2.100% due 03/15/2022	1,685	1,686
Port Authority of New York & New Jersey Revenue Notes, Series 2014 2.529% due 10/15/2020	520	524
		3,813
SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	2,205	2,252
WASHINGTON 0.1%
Energy Northwest, Washington Revenue Notes, Series 2012 2.653% due 07/01/2020	770	773
Total Municipal Bonds & Notes (Cost $11,832)		11,918
U.S. GOVERNMENT AGENCIES 29.3%
Fannie Mae
0.000% due 07/25/2049 «	4,200	4,202
1.250% due 08/23/2019	500	499
2.000% due 01/05/2022	6,200	6,231
2.375% due 01/19/2023	2,400	2,447
2.644% due 06/25/2037 •	103	102
2.854% due 06/25/2049	3,466	3,465
2.904% due 11/25/2040 •	306	308
2.914% due 03/25/2041 •	1,630	1,623
2.926% due 12/25/2046 •	1,699	1,698
2.936% due 10/25/2046 •	1,814	1,814
3.009% due 01/25/2047	1,905	1,905
3.980% due 07/01/2021	710	735
4.401% due 07/01/2034 •	127	131
4.569% due 10/01/2037 •	153	161
Fannie Mae UMBS
3.500% due 09/01/2048 - 04/01/2049	12,880	13,201
4.000% due 09/01/2048 - 03/01/2049	48,393	50,035
4.500% due 08/01/2048 - 01/01/2049	7,252	7,592
5.500% due 04/01/2034 - 04/01/2039	252	277
Fannie Mae UMBS, TBA
3.000% due 08/01/2034	8,200	8,357
3.500% due 08/01/2034	10,300	10,628
Federal Home Loan Bank 2.625% due 05/28/2020	3,500	3,519
Freddie Mac
1.625% due 09/29/2020	2,100	2,093
2.790% due 10/15/2037 •	1,849	1,850
2.986% due 07/15/2041 •	2,144	2,141
3.000% due 08/15/2046	1,777	1,814
3.500% due 07/01/2048 - 01/01/2049	9,034	9,265
4.000% due 09/01/2048 - 10/01/2048	28,350	29,349
4.500% due 02/01/2049	23,183	24,283
4.744% due 06/01/2037 •	183	193

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Freddie Mac UMBS 3.500% due 05/01/2049 - 07/01/2049	51,701	52,894
Ginnie Mae
2.817% due 08/20/2065	2,898	2,889
2.833% due 02/20/2049	15,785	15,817
2.840% due 11/20/2045 •	735	733
2.927% due 02/20/2067 •	2,517	2,516
2.963% due 09/20/2065 •	1,727	1,727
3.007% due 07/20/2063 •	984	986
3.029% due 10/20/2065	2,323	2,327
3.037% due 06/20/2065 •	1,575	1,573
3.047% due 06/20/2065 •	1,015	1,013
3.067% due 03/20/2065 •	1,980	1,980
3.117% due 12/20/2064 - 11/20/2065 •	4,122	4,133
3.237% due 02/20/2066 •	728	730
3.347% due 04/20/2066 •	3,608	3,645
3.367% due 04/20/2066 •	4,860	4,918
3.467% due 01/20/2067 •	2,127	2,162
Tennessee Valley Authority 2.250% due 03/15/2020	2,300	2,303
Total U.S. Government Agencies (Cost $290,689)		292,264
U.S. TREASURY OBLIGATIONS 30.2%
U.S. Treasury Notes
1.000% due 11/15/2019	14,400	14,339
1.500% due 10/31/2019	50,500	50,403
1.500% due 07/15/2020 (c)	4,000	3,982
2.125% due 05/31/2021	16,000	16,106
2.125% due 12/31/2021	7,400	7,470
2.125% due 03/31/2024	2,000	2,033
2.250% due 03/31/2021	4,900	4,938
2.250% due 04/30/2021	20,000	20,166
2.375% due 04/30/2020	39,700	39,819
2.375% due 04/15/2021	14,300	14,445
2.500% due 12/31/2020	40,700	41,093
2.625% due 07/31/2020	68,000	68,499
2.875% due 10/31/2020	17,200	17,425
Total U.S. Treasury Obligations (Cost $299,003)		300,718
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Bancorp Commercial Mortgage Trust
3.294% due 09/15/2035 •	2,772	2,767
3.394% due 03/15/2036 •	1,984	1,986
BANK
3.279% due 11/15/2054	1,700	1,778
3.623% due 04/15/2052	3,000	3,206
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,500	1,576
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,377
CGGS Commercial Mortgage Trust 3.294% due 02/15/2037 •	2,000	1,999
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,451
3.297% due 10/12/2050	4,258	4,429
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,070
3.550% due 02/10/2049	1,200	1,254
4.181% due 05/10/2051	1,026	1,116
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	4,316	4,460
Exantas Capital Corp. 3.394% due 04/15/2036 •	3,300	3,311
Great Wolf Trust 3.244% due 09/15/2034 •	1,500	1,502
GS Mortgage Securities Trust 3.801% due 01/10/2047	1,095	1,153
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,142
JPMorgan Chase Commercial Mortgage Securities Corp. 3.194% due 06/15/2032 •	216	216
JPMorgan Chase Commercial Mortgage Securities Trust 3.244% due 10/15/2032 •	898	892
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	604
2.860% due 11/15/2049	3,000	3,062
Motel 6 Trust 3.314% due 08/15/2034 •	969	970
UBS Commercial Mortgage Trust
3.460% due 04/15/2052	3,200	3,368
3.903% due 02/15/2051	1,500	1,612
4.119% due 06/15/2051	2,000	2,174
VMC Finance LLC 3.314% due 10/15/2035 •	1,468	1,471

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,308
2.911% due 06/15/2049	1,000	1,021
3.390% due 11/15/2050	1,200	1,255
4.147% due 06/15/2051	600	656
Total Non-Agency Mortgage-Backed Securities (Cost $56,955)		58,186
ASSET-BACKED SECURITIES 6.7%
Arbor Realty Collateralized Loan Obligation Ltd. 3.384% due 12/15/2027 •	2,000	2,003
Avery Point CLO Ltd. 3.680% due 04/25/2026 •	576	576
B&M CLO Ltd. 3.331% due 04/16/2026 •	1,278	1,276
CNH Equipment Trust 2.960% due 05/16/2022	3,500	3,523
Columbia Cent CLO Ltd. 3.730% due 10/25/2028 •	2,000	1,998
Denali Capital CLO LLC 3.636% due 10/26/2027 •	1,000	999
ECMC Group Student Loan Trust
3.204% due 09/25/2068 •	3,470	3,375
3.240% due 02/27/2068	1,905	1,895
3.454% due 05/25/2067 •	1,074	1,074
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •	3,000	2,984
Figueroa CLO Ltd. 3.237% due 06/20/2027 •	2,000	1,995
Gallatin CLO Ltd. 3.647% (US0003M + 1.050%) due 07/15/2027 ~	900	899
Jamestown CLO Ltd. 3.467% due 01/15/2028 •	2,000	1,994
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •	1,400	1,393
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	3,800	3,811
Monroe Capital BSL CLO Ltd. 3.643% due 05/22/2027 •	1,050	1,051
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •	369	369
Navient Student Loan Trust
2.654% due 06/27/2067 •	1,888	1,887
2.784% due 03/25/2067 •	3,000	2,994
Nelnet Student Loan Trust
3.004% due 03/25/2030 •	813	814
3.321% due 11/25/2048 •	241	243
3.360% due 07/27/2048 •	469	472
OHA Credit Partners Ltd. 3.771% due 10/20/2025	382	382
Palmer Square Loan Funding Ltd. 3.418% due 11/15/2026 •	1,928	1,927
Seneca Park CLO Ltd. 3.708% due 07/17/2026 •	656	657
SLC Student Loan Trust
2.510% due 09/15/2026 •	113	113
2.520% due 03/15/2027 •	266	265
2.578% due 05/15/2029 •	1,107	1,086
2.678% due 05/15/2023 •	799	798
3.396% due 11/25/2042 •	408	410
SLM Student Loan Trust
2.670% due 01/26/2026 •	2,269	2,262
2.680% due 04/25/2027 •	201	201
2.690% due 01/27/2025 •	199	198
2.690% due 10/27/2025 •	103	103
2.700% due 01/25/2027 •	387	385
2.720% due 10/25/2028 •	2,406	2,390
2.880% due 12/15/2027 •	1,196	1,197
3.130% due 04/27/2026 •	645	646
Sound Point CLO Ltd. 3.472% due 07/20/2027 •	1,550	1,552
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •	571	572
Symphony CLO Ltd. 3.627% due 10/15/2025 •	693	693
Telos CLO Ltd. 3.858% due 01/17/2027 •	889	890
THL Credit Wind River CLO Ltd. 3.467% due 10/15/2027 •	4,138	4,130
TICP CLO Ltd. 3.601% due 04/20/2028	1,000	992
Tralee CLO Ltd. 3.702% due 10/20/2028 •	850	848
Venture CLO Ltd. 3.742% due 10/22/2031 •	5,500	5,498

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Voya CLO Ltd. 3.300% due 07/25/2026 •	1,124	1,123
Total Asset-Backed Securities (Cost $67,063)		66,943
SOVEREIGN ISSUES 1.4%
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,099
2.125% due 07/21/2020	1,600	1,601
Korea Expressway Corp. 3.625% due 10/22/2021	1,500	1,543
Province of Ontario 3.050% due 01/29/2024	3,000	3,132
Province of Quebec
2.375% due 01/31/2022	1,300	1,315
2.625% due 02/13/2023	4,500	4,605
Qatar Government International Bond 5.250% due 01/20/2020	640	650
Total Sovereign Issues (Cost $13,584)		13,945
SHORT-TERM INSTRUMENTS 0.8%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 2.843% (US0003M + 0.500%) due 09/24/2020 ~	2,700	2,708
REPURCHASE AGREEMENTS (a) 0.5%		4,760
Total Short-Term Instruments (Cost $7,460)		7,468
Total Investments in Securities (Cost $1,006,975)		1,014,384
Total Investments 101.8% (Cost $1,006,975)		$1,014,384
Financial Derivative Instruments (b)(d) (0.0)%(Cost or Premiums, net $800)		(53)
Other Assets and Liabilities, net (1.8)%		(17,737)
Net Assets 100.0%		$996,594

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)       REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$4,760	U.S. Treasury Notes 2.250% due 03/31/2021	$(4,858)	$4,760	$4,761
Total Repurchase Agreements						$(4,858)	$4,760	$4,761

(1)	Includes accrued interest.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	1,124	$275,366	$959	$0	$(28)
U.S. Treasury 2-Year Note September Futures	09/2019	1,220	262,519	1,447	0	(48)
				$2,406	$0	$(76)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	150	$(17,723)	$(268)	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2019	450	(57,586)	(1,429)	0	(14)
				$(1,697)	$0	$(14)
Total Futures Contracts				$709	$0	$(90)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.165%	$1,300	$30	$(8)	$22	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.211	1,150	27	(5)	22	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.242	450	11	(1)	10	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.255	900	19	(2)	17	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.236	800	20	(5)	15	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.276	300	8	(2)	6	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.346	300	7	0	7	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.173	1,400	33	(9)	24	0	0
						$155	$(32)	$123	$0	$(1)

INTEREST RATE SWAPS

								Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2025	$11,700	$648	$(775)	$(127)	$14	$0
Total Swap Agreements						$803	$(807)	$(4)	$14	$(1)

(c)	Securities with an aggregate market value of $2,761 and cash of $1,276 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Unsettled variation margin asset of $21 for closed swap agreements is outstanding at period end.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.600%	$250	$(3)	$6	$3	$0
Total Swap Agreements							$(3)	$6	$3	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$190,167	$0	$190,167
Industrials	0	56,676	0	56,676
Utilities	0	16,099	0	16,099
Municipal Bonds & Notes
Arizona	0	940	0	940
California	0	1,798	0	1,798
Colorado	0	485	0	485
District of Columbia	0	266	0	266
Georgia	0	345	0	345

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Idaho	0	1,206	0	1,206
Massachusetts	0	40	0	40
New York	0	3,813	0	3,813
South Dakota	0	2,252	0	2,252
Washington	0	773	0	773
U.S. Government Agencies	0	288,062	4,202	292,264
U.S. Treasury Obligations	0	300,718	0	300,718
Non-Agency Mortgage-Backed Securities	0	58,186	0	58,186
Asset-Backed Securities	0	66,943	0	66,943
Sovereign Issues	0	13,945	0	13,945
Short-Term Instruments
Certificates of Deposit	0	2,708	0	2,708
Repurchase Agreements	0	4,760	0	4,760
Total Investments	$0	$1,010,182	$4,202	$1,014,384

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	3	0	3
	$0	$17	$0	$17

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(90)	$(1)	$0	$(91)
Total Financial Derivative Instruments	$(90)	$16	$0	$(74)
Totals	$(90)	$1,010,198	$4,202	$1,014,310

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.2% ¤
CORPORATE BONDS & NOTES 45.9%
BANKING & FINANCE 29.8%
ABN AMRO Bank NV 2.450% due 06/04/2020		$1,400	$1,401
Air Lease Corp. 3.500% due 01/15/2022		3,246	3,324
Alexandria Real Estate Equities, Inc. 4.600% due 04/01/2022		4,082	4,304
Ally Financial, Inc. 4.125% due 03/30/2020		500	506
Ambac LSNI LLC 7.319% due 02/12/2023 •		3,846	3,919
American Express Co.
2.750% due 05/20/2022		3,700	3,745
3.050% (US0003M + 0.525%) due 05/17/2021 ~		3,300	3,314
American Homes 4 Rent LP 4.900% due 02/15/2029		3,600	3,921
American International Group, Inc. 3.750% due 07/10/2025		1,400	1,466
American Tower Corp. 3.375% due 05/15/2024		4,400	4,527
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	102
3.200% due 01/15/2028		2,200	2,275
Aviation Capital Group LLC
3.875% due 05/01/2023		5,000	5,166
4.125% due 08/01/2025		3,300	3,437
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)	EUR	2,200	2,792
Bank of America Corp.
3.269% (US0003M + 0.790%) due 03/05/2024 ~		$3,900	3,906
3.499% due 05/17/2022 •		4,000	4,080
Bank of Ireland 7.375% due 06/18/2020 •(f)(g)	EUR	2,622	3,153
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$3,300	3,606
10.179% due 06/12/2021		1,500	1,698
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,616
3.125% due 01/17/2024	GBP	700	916
3.948% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,280
4.610% due 02/15/2023 •		4,300	4,458
4.655% (US0003M + 2.110%) due 08/10/2021 ~		4,800	4,907
6.500% due 09/15/2019 •(f)(g)	EUR	300	345
8.000% due 12/15/2020 •(f)(g)		1,000	1,232
BGC Partners, Inc. 5.375% due 07/24/2023		$2,000	2,096
BPCE S.A. 4.000% due 09/12/2023		4,300	4,501
Capital One Financial Corp.
2.400% due 10/30/2020		3,400	3,404
3.033% (US0003M + 0.450%) due 10/30/2020 ~		3,400	3,404
CIT Group, Inc. 4.125% due 03/09/2021		700	715
Citibank N.A.
2.844% due 05/20/2022 •		4,400	4,435
3.050% due 05/01/2020		1,500	1,508
3.123% (US0003M + 0.600%) due 05/20/2022 ~		4,400	4,407
3.650% due 01/23/2024		3,600	3,785
Citigroup, Inc.
2.350% due 08/02/2021		6,000	5,996
2.700% due 10/27/2022		3,300	3,327
2.750% due 04/25/2022		4,100	4,141
3.540% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,136
Cooperatieve Rabobank UA
3.016% (US0003M + 0.430%) due 04/26/2021 ~		4,100	4,114
5.500% due 06/29/2020 •(f)(g)	EUR	2,300	2,726
6.625% due 06/29/2021 •(f)(g)		1,800	2,270
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		$2,900	2,923
3.450% due 04/16/2021		3,000	3,047
3.800% due 09/15/2022		3,900	4,043
4.891% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,851

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Danske Bank A/S 5.000% due 01/12/2022		3,600	3,766
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,200	3,598
3.407% (US0003M + 0.815%) due 01/22/2021 ~		$4,000	3,948
3.567% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,577
3.950% due 02/27/2023		800	803
Dexia Credit Local S.A. 2.500% due 01/25/2021		6,800	6,846
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,473
FCE Bank PLC 1.875% due 06/24/2021	EUR	600	698
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 •		3,300	3,675
0.121% due 05/14/2021 •		3,200	3,599
3.200% due 01/15/2021		$2,400	2,408
3.273% (US0003M + 0.930%) due 09/24/2020 ~		3,300	3,298
3.408% (US0003M + 0.810%) due 04/05/2021 ~		700	691
8.125% due 01/15/2020		1,100	1,131
GE Capital UK Funding Unlimited Co. 5.125% due 05/24/2023	GBP	2,000	2,821
General Motors Financial Co., Inc.
0.207% due 03/26/2022 •	EUR	3,300	3,704
2.450% due 11/06/2020		$200	199
3.150% due 01/15/2020		1,600	1,603
3.200% due 07/13/2020		8,900	8,933
3.700% due 11/24/2020		500	507
4.200% due 11/06/2021		3,600	3,708
GLP Capital LP 5.250% due 06/01/2025		2,600	2,792
Goldman Sachs Group, Inc.
3.274% (US0003M + 0.750%) due 02/23/2023 ~		3,400	3,391
3.500% due 01/23/2025		1,600	1,656
3.688% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,678
Harley-Davidson Financial Services, Inc.
3.460% (US0003M + 0.940%) due 03/02/2021 ~		3,500	3,496
3.550% due 05/21/2021		3,400	3,452
HCP, Inc. 4.000% due 12/01/2022		2,500	2,618
Hospitality Properties Trust 4.250% due 02/15/2021		2,500	2,528
HSBC Holdings PLC
3.400% due 03/08/2021		200	203
5.100% due 04/05/2021		300	314
ING Groep NV 4.100% due 10/02/2023		4,000	4,227
International Lease Finance Corp. 8.625% due 01/15/2022		2,200	2,511
Jackson National Life Global Funding 3.300% due 06/11/2021		3,900	3,971
John Deere Capital Corp. 3.022% (US0003M + 0.550%) due 06/07/2023 ~		3,600	3,614
JPMorgan Chase & Co.
2.400% due 06/07/2021		5,100	5,114
3.012% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,706
3.482% (US0003M + 0.890%) due 07/23/2024 ~		800	803
3.514% due 06/18/2022 •		4,000	4,088
4.000% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,276
4.350% due 08/15/2021		1,900	1,976
JPMorgan Chase Bank N.A.
2.926% (US0003M + 0.340%) due 04/26/2021 ~		7,000	7,010
3.086% due 04/26/2021 •		3,500	3,519
KEB Hana Bank 3.375% due 01/30/2022		3,600	3,677
Kilroy Realty LP 3.800% due 01/15/2023		800	827
Lloyds Bank PLC
2.400% due 03/17/2020		1,200	1,200
2.700% due 08/17/2020		600	602
5.800% due 01/13/2020		2,200	2,239
Lloyds Banking Group PLC
2.769% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,029
4.000% due 03/07/2025		50	37
7.625% due 06/27/2023 •(f)(g)	GBP	400	554
Mitsubishi UFJ Financial Group, Inc. 3.535% due 07/26/2021		$4,000	4,090
Mizuho Bank Ltd. 2.400% due 03/26/2020		4,200	4,203
Morgan Stanley
3.095% (US0003M + 0.550%) due 02/10/2021 ~		4,000	4,005
3.737% due 04/24/2024 •		3,900	4,067
3.875% due 01/27/2026		425	452
MUFG Bank Ltd. 2.300% due 03/05/2020		2,800	2,798

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,210
3.450% due 12/04/2023		4,200	4,430
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,471
Nissan Motor Acceptance Corp. 2.150% due 07/13/2020		1,600	1,594
Oversea-Chinese Banking Corp. Ltd. 2.975% (US0003M + 0.450%) due 05/17/2021 ~		2,700	2,702
Physicians Realty LP 4.300% due 03/15/2027		500	516
Reckson Operating Partnership LP 7.750% due 03/15/2020		700	725
Regions Bank 3.035% (US0003M + 0.500%) due 08/13/2021 ~		3,300	3,298
Royal Bank of Canada 2.300% due 03/22/2021		3,500	3,517
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	3,600	4,351
8.625% due 08/15/2021 •(f)(g)		$4,000	4,321
Santander Holdings USA, Inc. 4.450% due 12/03/2021		4,200	4,368
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,108
3.125% due 01/08/2021		500	503
Santander UK PLC 3.750% due 11/15/2021		4,300	4,434
Skandinaviska Enskilda Banken AB 3.250% due 05/17/2021		3,400	3,462
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,177
Springleaf Finance Corp. 8.250% due 12/15/2020		1,700	1,830
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		1,600	1,600
2.514% due 01/17/2020		3,400	3,403
Sumitomo Mitsui Financial Group, Inc. 2.934% due 03/09/2021		3,600	3,633
Svenska Handelsbanken AB 3.350% due 05/24/2021		3,500	3,565
Synchrony Bank 3.650% due 05/24/2021		3,500	3,558
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,376	2,259
Toronto-Dominion Bank
2.500% due 01/18/2023		$5,500	5,564
3.350% due 10/22/2021		4,300	4,426
U.S. Bank N.A. 3.150% due 04/26/2021		4,100	4,175
UBS AG
3.000% (US0003M + 0.480%) due 12/01/2020 ~		1,400	1,405
5.125% due 05/15/2024 (g)		5,800	6,164
7.625% due 08/17/2022 (g)		250	281
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,200	4,239
4.125% due 09/24/2025		100	107
UniCredit SpA 7.830% due 12/04/2023		7,800	8,916
United Overseas Bank Ltd. 3.072% (US0003M + 0.480%) due 04/23/2021 ~		6,000	6,015
Volkswagen Bank GmbH 0.102% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	3,200	3,635
Washington Prime Group LP 5.950% due 08/15/2024		$2,200	2,093
Wells Fargo & Co.
2.625% due 07/22/2022		4,200	4,234
3.750% due 01/24/2024		3,500	3,681
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •		4,500	4,545
3.625% due 10/22/2021		3,000	3,085
Welltower, Inc. 3.750% due 03/15/2023		250	260
Westpac Banking Corp. 2.100% due 02/25/2021		300	300
			445,094
INDUSTRIALS 12.9%
AbbVie, Inc. 3.375% due 11/14/2021		4,100	4,170
Amazon.com, Inc. 1.900% due 08/21/2020		2,800	2,794
BAT Capital Corp.
2.297% due 08/14/2020		2,900	2,894
2.764% due 08/15/2022		4,200	4,213

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Bayer U.S. Finance LLC
3.875% due 12/15/2023	5,400	5,599
4.250% due 12/15/2025	4,100	4,339
Broadcom Corp.
2.200% due 01/15/2021	2,400	2,379
3.000% due 01/15/2022	731	734
Broadcom, Inc. 3.625% due 10/15/2024	3,800	3,823
Campbell Soup Co. 3.300% due 03/15/2021	4,100	4,153
Canadian Pacific Railway Co. 4.500% due 01/15/2022	2,950	3,098
Celgene Corp. 2.875% due 08/15/2020	3,100	3,116
Centene Corp. 5.375% due 06/01/2026	900	948
Charter Communications Operating LLC 4.464% due 07/23/2022	3,900	4,098
Cigna Holding Co. 4.000% due 02/15/2022	1,000	1,033
Conagra Brands, Inc. 3.250% due 09/15/2022	1,800	1,834
Constellation Brands, Inc. 2.250% due 11/06/2020	2,100	2,097
Continental Airlines Pass-Through Trust 8.048% due 05/01/2022	5	5
Continental Resources, Inc. 5.000% due 09/15/2022	1,300	1,312
CVS Health Corp.
3.125% due 03/09/2020	1,500	1,506
3.700% due 03/09/2023	4,100	4,235
D.R. Horton, Inc. 4.750% due 02/15/2023	600	633
Daimler Finance North America LLC
2.300% due 02/12/2021	6,800	6,775
2.450% due 05/18/2020	500	500
3.400% due 02/22/2022	3,700	3,775
3.700% due 05/04/2023	2,150	2,225
Dell International LLC
4.420% due 06/15/2021	2,100	2,163
5.450% due 06/15/2023	2,000	2,157
Deutsche Telekom International Finance BV 2.225% due 01/17/2020	700	698
DXC Technology Co. 3.470% (US0003M + 0.950%) due 03/01/2021 ~	538	538
eBay, Inc. 2.600% due 07/15/2022	1,100	1,102
Energy Transfer Partners LP 5.750% due 09/01/2020	1,645	1,691
Enterprise Products Operating LLC 2.550% due 10/15/2019	2,700	2,699
EQT Corp. 2.500% due 10/01/2020	1,950	1,945
Equifax, Inc. 3.388% (US0003M + 0.870%)due 08/15/2021 ~	900	898
ERAC USA Finance LLC 2.700% due 11/01/2023	3,245	3,252
General Mills, Inc. 3.150% due 12/15/2021	1,000	1,017
Georgia-Pacific LLC 5.400% due 11/01/2020	800	832
GlaxoSmithKline Capital PLC 3.125% due 05/14/2021	3,400	3,459
Hewlett Packard Enterprise Co. 3.318% (US0003M + 0.720%) due 10/05/2021 ~	4,000	4,001
Imperial Brands Finance PLC 2.950% due 07/21/2020	3,100	3,109
Japan Tobacco, Inc. 2.000% due 04/13/2021	700	694
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	3,400	3,473
4.057% due 05/25/2023	2,100	2,205
Kraft Heinz Foods Co.
4.000% due 06/15/2023	4,000	4,186
5.375% due 02/10/2020	1,200	1,220
Laboratory Corp. of America Holdings 3.200% due 02/01/2022	1,700	1,729
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~	3,300	3,303
MGM Resorts International
6.625% due 12/15/2021	800	866
6.750% due 10/01/2020	1,100	1,152
Mondelez International, Inc. 3.000% due 05/07/2020	3,500	3,515
Mylan NV
3.150% due 06/15/2021	900	900

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

3.950% due 06/15/2026		4,300	4,153
Origin Energy Finance Ltd. 5.450% due 10/14/2021		1,166	1,233
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		500	529
Penske Truck Leasing Co. LP 4.125% due 08/01/2023		2,000	2,104
Pernod Ricard S.A. 4.450% due 01/15/2022		2,700	2,825
Philip Morris International, Inc. 2.375% due 08/17/2022		1,600	1,601
Pioneer Natural Resources Co. 3.950% due 07/15/2022		1,600	1,665
Prime Security Services Borrower LLC 9.250% due 05/15/2023		29	31
Ryder System, Inc. 2.875% due 06/01/2022		3,700	3,743
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		3,500	3,495
Siemens Financieringsmaatschappij NV 3.125% due 03/16/2024		1,600	1,661
Southern Co.
2.350% due 07/01/2021		3,100	3,098
2.950% due 07/01/2023		3,200	3,247
3.019% (US0003M + 0.700%) due 09/30/2020 ~		4,200	4,202
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		2,194	2,199
Syngenta Finance NV 3.698% due 04/24/2020		3,300	3,323
Takeda Pharmaceutical Co. Ltd. 4.400% due 11/26/2023		4,300	4,608
Telefonica Emisiones S.A. 5.134% due 04/27/2020		200	204
Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024		3,400	3,219
Time Warner Cable LLC 4.000% due 09/01/2021		1,500	1,540
Tyson Foods, Inc. 4.500% due 06/15/2022		760	803
United Group BV 4.375% due 07/01/2022	EUR	2,300	2,681
United Technologies Corp. 3.950% due 08/16/2025		$2,200	2,373
Volkswagen Group of America Finance LLC
3.305% (US0003M + 0.770%) due 11/13/2020 ~		3,600	3,615
3.475% (US0003M + 0.940%) due 11/12/2021 ~		3,600	3,630
3.875% due 11/13/2020		3,600	3,677
Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~		900	898
Wyndham Hotels & Resorts, Inc. 5.375% due 04/15/2026		1,500	1,577
			193,026
UTILITIES 3.2%
AEP Texas, Inc. 3.950% due 06/01/2028		1,800	1,924
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		4,000	4,021
4.350% due 03/01/2029		3,700	3,973
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		700	718
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		3,300	3,309
Jersey Central Power & Light Co. 4.700% due 04/01/2024		2,900	3,154
NextEra Energy Capital Holdings, Inc.
2.835% (US0003M + 0.315%) due 09/03/2019 ~		5,400	5,402
2.900% due 04/01/2022		2,000	2,035
3.200% due 02/25/2022		3,700	3,771
Niagara Mohawk Power Corp. 2.721% due 11/28/2022		1,400	1,419
Rio Oil Finance Trust 9.250% due 07/06/2024		616	688
Tampa Electric Co. 2.600% due 09/15/2022		1,800	1,807
Telstra Corp. Ltd. 4.800% due 10/12/2021		1,700	1,788
Verizon Communications, Inc. 3.376% due 02/15/2025		7,646	7,984
Vodafone Group PLC 3.750% due 01/16/2024		3,300	3,457

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Wisconsin Power & Light Co. 2.250% due 11/15/2022	2,500	2,483
		47,933
Total Corporate Bonds & Notes (Cost $670,899)		686,053
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Notes, Series 2015 5.633% due 01/01/2020	800	808
Total Municipal Bonds & Notes (Cost $800)		808
U.S. GOVERNMENT AGENCIES 38.4%
Fannie Mae
2.310% due 08/01/2022	$200	201
2.757% due 07/25/2037 •	263	259
2.854% due 06/25/2049	7,328	7,326
2.936% due 09/25/2046 •	2,489	2,491
3.160% due 06/01/2029	17,500	18,388
3.682% due 10/01/2044 •	24	24
4.013% due 04/01/2027 •	2	2
4.140% due 05/01/2037 •	5	6
4.192% due 03/01/2034 •	13	14
4.356% due 10/01/2037 •	8	8
4.373% due 09/01/2036 •	8	8
4.523% due 06/01/2035 •	752	793
4.565% due 05/01/2037 •	2	2
4.607% due 05/01/2038 •	1,486	1,560
4.632% due 06/01/2036 •	7	7
4.722% due 02/01/2035 •	17	17
4.753% due 02/01/2037 •	8	8
5.000% due 01/01/2027 •	3	3
5.349% due 12/25/2042 ~	107	116
6.500% due 06/25/2021 - 06/25/2044	21,891	24,721
7.000% due 09/01/2031	3	3
7.500% due 07/25/2041	5	5
8.000% due 12/15/2024	2	3
Fannie Mae UMBS
3.500% due 02/01/2048	297	306
4.000% due 03/01/2029 - 12/01/2048	117,132	121,141
4.500% due 07/01/2020 - 11/01/2048	4,931	5,187
5.000% due 07/01/2029 - 04/01/2039	1,398	1,515
5.500% due 09/01/2024 - 07/01/2041	6,918	7,602
6.000% due 01/01/2021 - 10/01/2040	508	570
7.500% due 01/01/2031 - 08/01/2032	3	4
8.000% due 11/01/2019 - 08/01/2031	2	2
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	35,400	36,173
4.000% due 07/01/2049 - 08/01/2049	113,632	117,422
5.500% due 07/01/2049	1,000	1,067
Freddie Mac
2.894% due 10/15/2040 •	2,942	2,951
2.994% due 12/15/2037 •	104	105
4.000% due 10/01/2047 - 11/01/2048	29,134	30,170
4.500% due 11/01/2029 - 05/01/2036	2,880	3,077
4.737% due 05/01/2037 •	17	18
5.000% due 10/01/2033 - 07/01/2041	65	71
5.500% due 07/01/2019 - 07/01/2038	300	330
5.563% due 05/01/2035 •	25	27
6.000% due 03/01/2020 - 11/01/2037	129	145
6.500% due 12/01/2021 - 07/25/2043	23	27
7.000% due 01/01/2033	13	14
8.500% due 04/15/2025	37	42
Ginnie Mae
2.959% due 04/20/2065	2,768	2,767
3.067% due 08/20/2065 •	3,144	3,144
3.487% due 06/20/2067 •	2,466	2,509
3.500% due 10/15/2047	1,944	2,011
3.625% due 06/20/2032 •	1	1
3.750% due 07/20/2034 •	22	23
4.000% due 03/20/2028 •	73	76
4.000% due 06/20/2048 - 06/20/2049	4,399	4,573
4.000% due 07/20/2049 (b)	5,200	5,422
4.125% (H15T1Y + 1.500%) due 11/20/2025 ~	2	2
4.500% due 08/20/2048 - 04/20/2049	11,192	11,692
4.625% due 11/20/2034 •	2	2
5.000% due 12/20/2048 - 06/20/2049	21,568	22,645
5.000% due 07/20/2049 (b)	4,500	4,740
5.500% due 11/20/2032	4,775	5,022
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	12	15
7.000% due 07/15/2031 - 12/15/2032	13	15

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Ginnie Mae, TBA
4.000% due 07/01/2049 - 08/01/2049		74,000	76,692
4.500% due 08/01/2049		19,100	19,899
5.000% due 07/01/2049		25,300	26,450
Small Business Administration
4.340% due 03/01/2024		5	6
4.750% due 07/01/2025		1,424	1,489
5.130% due 09/01/2023		1	1
Total U.S. Government Agencies (Cost $563,576)			573,150
U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)		28,352	28,093
0.375% due 07/15/2023 (j)		10,979	11,072
0.625% due 01/15/2026 (j)(l)		13,226	13,549
0.750% due 07/15/2028 (j)		33,386	34,803
0.750% due 02/15/2042 (j)		3,279	3,295
0.750% due 02/15/2045 (j)(n)		760	752
0.875% due 01/15/2029 (j)		37,440	39,430
0.875% due 02/15/2047 (j)		4,975	5,076
1.000% due 02/15/2048 (j)(n)		6,217	6,549
1.000% due 02/15/2049 (n)		609	645
1.375% due 02/15/2044 (j)		3,179	3,613
U.S. Treasury Notes
1.750% due 09/30/2022 (n)		1,402	1,403
1.750% due 06/30/2024 (b)		9,000	8,993
1.875% due 07/31/2022 (j)		8,227	8,262
2.000% due 08/31/2021 (l)(n)		800	804
2.000% due 07/31/2022 (l)(n)		1,200	1,210
2.000% due 11/30/2022 (n)		315	318
Total U.S. Treasury Obligations (Cost $163,897)			167,867
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust 4.318% due 10/25/2035 ^~		37	36
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •		256	262
Banc of America Funding Trust
2.623% due 05/20/2035 •		1,609	1,606
4.753% due 02/20/2036 ~		148	148
4.793% due 05/25/2035 ~		2,512	2,672
Banc of America Mortgage Trust 4.817% due 02/25/2034 ~		42	42
Bear Stearns Adjustable Rate Mortgage Trust
4.314% due 07/25/2034 ~		22	21
4.351% due 01/25/2035 ~		30	30
4.436% due 02/25/2033 ~		11	10
4.673% due 02/25/2034 ~		30	31
4.740% due 02/25/2033 ~		7	7
4.808% due 10/25/2036 ^~		601	592
5.026% due 04/25/2033 ~		10	10
Bear Stearns ALT-A Trust
2.944% due 08/25/2035 •		1,413	1,425
4.294% due 09/25/2035 ^~		314	265
4.466% due 10/25/2035 ^~		2,026	1,953
4.544% due 10/25/2033 ~		5	5
4.625% due 05/25/2035 ~		868	883
Chase Mortgage Finance Trust
4.239% due 03/25/2037 ^~		547	548
4.493% due 02/25/2037 ~		123	128
Citicorp Mortgage Securities Trust 5.500% due 12/25/2036		246	259
Citigroup Commercial Mortgage Trust
3.244% due 07/15/2032 •		3,500	3,504
3.674% due 07/15/2027 •		1,900	1,900
Citigroup Mortgage Loan Trust, Inc.
4.680% due 09/25/2035 •		1,349	1,385
5.130% due 03/25/2034 ~		27	27
CitiMortgage Alternative Loan Trust 3.054% due 12/25/2036 •		2,086	1,680
Countrywide Alternative Loan Trust
2.944% due 08/25/2035 •		2,868	1,918
3.504% due 12/25/2035 •		50	46
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •		54	51
4.280% due 11/25/2034 ~		398	402
4.285% due 02/20/2035 ~		279	283
4.991% due 03/25/2034 ~		437	442
Credit Suisse First Boston Mortgage Securities Corp. 3.133% due 03/25/2032 ~		13	13
Eurohome UK Mortgages PLC 0.936% due 06/15/2044 •	GBP	1,270	1,559
Eurosail PLC
0.939% due 03/13/2045 •		3,405	4,217

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

0.946% due 12/15/2044 •		136	170
GSMSC Pass-Through Trust 5.500% due 10/26/2035 ~		$563	496
GSR Mortgage Loan Trust
4.500% due 09/25/2035 ~		522	538
4.898% due 09/25/2035 ~		62	63
IndyMac Adjustable Rate Mortgage Trust 3.909% due 01/25/2032 ~		22	22
IndyMac Mortgage Loan Trust 2.654% due 02/25/2037 •		8,944	6,993
JPMorgan Mortgage Trust 4.279% due 02/25/2034 ~		24	24
LMREC, Inc. 3.408% due 02/22/2032		1,645	1,642
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		119	126
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.254% due 08/15/2032 •		71	70
Merrill Lynch Mortgage Investors Trust 2.654% due 11/25/2035 •		15	15
Morgan Stanley Mortgage Loan Trust 4.485% due 06/25/2036 ~		80	84
MortgageIT Trust 2.684% due 10/25/2035 •		517	517
Nomura Resecuritization Trust 2.630% due 12/26/2035 •		2,561	2,551
Prime Mortgage Trust 2.804% due 02/25/2034 •		50	47
Residential Funding Mortgage Securities, Inc. Trust
4.485% due 09/25/2035 ^~		213	177
4.691% due 09/25/2035 ~		311	228
5.750% due 02/25/2036		411	388
Resloc UK PLC 0.946% due 12/15/2043 •	GBP	1,212	1,453
Structured Adjustable Rate Mortgage Loan Trust
4.146% due 02/25/2037 ^~		$2,077	1,833
4.463% due 07/25/2034 ~		112	114
Structured Asset Mortgage Investments Trust
2.604% due 08/25/2036 •		148	196
2.640% due 07/19/2035 •		535	528
3.230% due 10/19/2033 •		18	18
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	8,500	10,836
Trinity Square PLC 1.971% due 07/15/2051 •		2,639	3,371
WaMu Mortgage Pass-Through Certificates Trust
2.694% due 10/25/2045 •		$254	254
3.833% due 12/25/2036 ^~		1,570	1,483
3.957% due 02/25/2037 ^~		1,840	1,835
Wells Fargo Mortgage-Backed Securities Trust
4.855% due 11/25/2034 ~		946	973
4.986% due 01/25/2035 ~		594	616
4.988% due 06/25/2035 ~		47	49
4.991% due 03/25/2036 ~		460	474
4.994% due 03/25/2035 ~		100	103
5.008% due 07/25/2036 ^~		1,005	1,026
Total Non-Agency Mortgage-Backed Securities (Cost $64,085)			67,673
ASSET-BACKED SECURITIES 8.8%
Ally Auto Receivables Trust 2.720% due 05/17/2021		2,192	2,193
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021		3,600	3,592
2.612% due 07/19/2021 •		939	939
CARDS Trust
2.744% due 04/17/2023 •		3,300	3,303
3.047% due 04/17/2023		3,300	3,319
Centex Home Equity Loan Trust 5.170% due 09/25/2034 þ		1	1
Chapel BV 0.050% due 07/17/2066 •	EUR	1,081	1,227
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		$2,127	2,157
Citigroup Mortgage Loan Trust
2.564% due 12/25/2036 •		454	309
3.024% due 12/25/2035 •		914	917
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 3.349% due 10/25/2034 •		3,000	3,007
Countrywide Asset-Backed Certificates
2.544% due 06/25/2035 •		453	415
2.664% due 12/25/2036 ^•		1,200	1,174
2.804% due 06/25/2036 •		8,500	8,432
Countrywide Asset-Backed Certificates Trust
2.544% due 03/25/2037 •		234	227
3.409% due 08/25/2035 •		431	434

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		4,000	4,059
Crown Point CLO Ltd. 3.713% due 07/17/2028		4,000	3,982
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		3,300	3,282
Exeter Automobile Receivables Trust 3.050% due 12/15/2021		1,561	1,564
Figueroa CLO Ltd. 3.497% due 01/15/2027 •		3,279	3,276
Flagship Credit Auto Trust 1.850% due 07/15/2021		348	348
Fremont Home Loan Trust
2.674% due 02/25/2036 •		1,000	846
3.194% due 12/25/2029 •		30	29
GSAMP Trust
2.794% due 01/25/2036 •		6,000	6,001
3.154% due 01/25/2034 •		2,849	2,814
4.054% due 10/25/2034 •		52	51
Hertz Fleet Lease Funding LP 2.912% due 05/10/2032 •		5,000	5,004
JPMorgan Mortgage Acquisition Trust 2.664% due 06/25/2037 •		11,500	11,355
KVK CLO Ltd. 3.697% due 01/14/2028		3,000	2,986
LoanCore Issuer Ltd. 3.524% due 05/15/2028 •		3,300	3,302
LP Credit Card ABS Master Trust 4.053% due 08/20/2024 •		3,126	3,097
MASTR Specialized Loan Trust
2.664% due 02/25/2036 •		571	568
2.664% due 06/25/2046 •		616	591
2.774% due 01/25/2037 •		319	181
MidOcean Credit CLO 3.397% due 04/15/2027 •		3,400	3,391
Morgan Stanley ABS Capital, Inc. Trust 3.334% due 11/25/2034 •		2,159	2,156
Morgan Stanley Capital, Inc. Trust 2.584% due 03/25/2036 •		46	38
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •		1,244	1,248
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.204% due 12/25/2034 •		1,352	1,409
Penarth Master Issuer PLC 2.932% due 09/18/2022		4,000	4,000
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		929	422
Residential Asset Mortgage Products Trust
2.624% due 12/25/2035 •		639	590
2.764% due 02/25/2036 •		1,000	948
Residential Asset Securities Corp. Trust 2.644% due 10/25/2036 •		2,731	2,689
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021		2,516	2,524
SLM Student Loan Trust 3.130% due 04/27/2026 •		914	915
SoFi Consumer Loan Program LLC 2.140% due 09/25/2026		129	129
Soundview Home Loan Trust 3.079% due 06/25/2035 •		1,325	1,327
Structured Asset Investment Loan Trust 3.304% due 05/25/2035 •		2,500	2,526
Structured Asset Securities Corp. Mortgage Loan Trust
2.614% due 02/25/2037 •		2,400	2,378
3.409% due 11/25/2035 •		500	503
Tralee CLO Ltd. 3.702% due 10/20/2028 •		4,000	3,990
Venture CLO Ltd. 3.667% due 04/15/2027		3,400	3,392
Wells Fargo Home Equity Asset-Backed Securities Trust 2.654% due 07/25/2036 •		766	768
Westlake Automobile Receivables Trust 2.980% due 01/18/2022		3,608	3,618
World Omni Automobile Lease Securitization Trust 2.130% due 04/15/2020		3,282	3,280
Z Capital Credit Partners CLO Ltd. 3.551% due 07/16/2027 •		3,500	3,494
Total Asset-Backed Securities (Cost $123,604)			130,717
SOVEREIGN ISSUES 9.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (d)	BRL	247,100	62,457
0.000% due 04/01/2020 (d)		66,700	16,634
Japan Bank for International Cooperation 2.375% due 07/21/2022		$3,700	3,739

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,500	3,492
3.375% due 09/27/2023		5,300	5,534
Province of Ontario
3.150% due 06/02/2022	CAD	3,100	2,464
4.000% due 06/02/2021		2,000	1,594
Province of Quebec
3.500% due 07/29/2020		$600	609
3.500% due 12/01/2022	CAD	600	485
4.250% due 12/01/2021		10,600	8,589
4.500% due 12/01/2020		900	714
Provincia de Buenos Aires 54.501% due 04/12/2025 ~(a)	ARS	4,228	79
Qatar Government International Bond
3.375% due 03/14/2024		$4,300	4,449
3.875% due 04/23/2023		3,600	3,780
Spain Government International Bond
0.600% due 10/31/2029	EUR	9,400	10,853
1.450% due 04/30/2029		4,200	5,263
1.850% due 07/30/2035		2,500	3,255
Total Sovereign Issues (Cost $133,842)			133,990
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(c)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas 10.000% due 12/15/2020 (f)(h)		4,000	4,420
Total Preferred Securities (Cost $4,120)			4,420
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$7,100	7,107
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~		3,300	3,310
			10,417
REPURCHASE AGREEMENTS (i) 0.3%			4,831
Total Short-Term Instruments (Cost $15,231)			15,248
Total Investments in Securities (Cost $1,740,054)			1,779,926
		SHARES
INVESTMENTS IN AFFILIATES 9.6%
SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short Asset Portfolio		9,150,172	91,008
PIMCO Short-Term Floating NAV Portfolio III		5,355,863	52,980
Total Short-Term Instruments (Cost $144,555)			143,988
Total Investments in Affiliates (Cost $144,555)			143,988
Total Investments 128.8% (Cost $1,884,609)			$1,923,914
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $(5,435))			(2,427)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (28.6)%	(427,352)
Net Assets 100.0%	$1,494,135

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$4,120	$4,420	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$4,831	U.S. Treasury Notes 2.250% due 03/31/2021	$(4,929)	$4,831	$4,832
Total Repurchase Agreements						$(4,929)	$4,831	$4,832

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.700%	06/17/2019	07/01/2019	$(16,641)	$(16,659)
	2.750	06/18/2019	07/02/2019	(12,269)	(12,281)
BSN	2.540	04/04/2019	07/02/2019	(40,619)	(40,871)
	2.550	04/09/2019	07/09/2019	(14,145)	(14,228)
	2.620	06/27/2019	07/26/2019	(15,488)	(15,493)
GRE	2.580	05/22/2019	07/18/2019	(31,636)	(31,726)
RCY	2.610	06/05/2019	08/02/2019	(5,915)	(5,926)
	2.610	06/11/2019	07/23/2019	(11,315)	(11,332)
Total Reverse Repurchase Agreements					$(148,516)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.720%	06/17/2019	07/01/2019	$(1,891)	$(1,893)
BPG	2.560	05/16/2019	07/16/2019	(5,310)	(5,328)
	2.580	06/13/2019	07/25/2019	(6,062)	(6,070)
Total Sale-Buyback Transactions					$(13,291)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.8)%
	4.000%	07/01/2049	$25,700	$(26,532)	$(26,558)
Fannie Mae UMBS, TBA	3.000	08/01/2049	6,700	(6,746)	(6,749)
Fannie Mae UMBS, TBA	4.000	07/01/2049	98,070	(101,325)	(101,344)
Fannie Mae UMBS, TBA	4.000	08/01/2049	60,000	(61,965)	(61,984)
Fannie Mae UMBS, TBA	4.500	08/01/2049	30,600	(31,961)	(31,968)
Freddie Mac, TBA	4.000	07/01/2049	21,000	(21,630)	(21,715)
Ginnie Mae, TBA	4.000	07/01/2049	500	(518)	(518)
Total Short Sales (16.8)%				$(250,677)	$(250,836)

(j)	Securities with an aggregate market value of $164,337 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(103,692) at a weighted average interest rate of 2.567%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(16) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$106.250	08/23/2019	668	$668	$6	$1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.500	08/23/2019	1,336	1,336	11	1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.750	08/23/2019	244	244	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	690	690	6	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.500	08/23/2019	534	534	5	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	1,343	1,343	12	2
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	335	335	3	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	313	313	3	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	105.000	08/23/2019	41	41	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	110.000	08/23/2019	42	42	0	0
Total Purchased Options					$48	$6

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	113	$22,196	$323	$31	$0
U.S. Treasury 5-Year Note September Futures	09/2019	4,959	585,937	7,736	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	3,830	490,120	10,465	119	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	87	15,448	780	0	(16)
				$19,304	$150	$(16)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	72	$(5,813)	$(8)	$8	$(2)
Australia Government 10-Year Bond September Futures	09/2019	667	(67,267)	(404)	379	(135)
Canada Government 10-Year Bond September Futures	09/2019	136	(14,844)	(205)	5	(34)
Euro-Buxl 30-Year Bond September Futures	09/2019	72	(16,612)	(459)	15	(15)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	546	(102,361)	(2,087)	0	(149)
U.S. Treasury 30-Year Bond September Futures	09/2019	741	(115,295)	(3,897)	93	0
United Kingdom Long Gilt September Futures	09/2019	106	(17,540)	(194)	34	0
				$(7,254)	$534	$(335)
Total Futures Contracts				$12,050	$684	$(351)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	0.597%	EUR	3,100	$8	$0	$8	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		$1,900	(86)	102	16	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.928		1,900	(4)	11	7	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.279		11,900	182	(52)	130	1	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.307		3,000	(90)	162	72	1	0
							$10	$223	$233	$4	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$220,100	$(3,948)	$(1,050)	$(4,998)	$0	$(102)
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024		32,800	(528)	(180)	(708)	0	(15)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	19,600	(347)	(220)	(567)	0	(25)
						$(4,823)	$(1,450)	$(6,273)	$0	$(142)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	1,100	$120	$(56)	$64	$0	$(9)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$24,700	(551)	1,768	1,217	0	(17)
Pay(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	19,800	174	1,084	1,258	80	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		19,900	377	238	615	78	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		12,400	0	2,770	2,770	81	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		4,700	35	757	792	35	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	22,700	61	(548)	(487)	14	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		6,000	(43)	(284)	(327)	6	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		5,100	23	18	41	5	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		3,100	50	(318)	(268)	14	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		9,900	(209)	185	(24)	43	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,130,000	(716)	(2,262)	(2,978)	0	(43)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	(155)	(192)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	63	(301)	(238)	0	(6)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		3,410,000	134	995	1,129	24	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		140,000	0	(48)	(48)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,590,000	(87)	(567)	(654)	0	(14)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,710,000	73	(1,557)	(1,484)	0	(32)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		150,000	0	(143)	(143)	0	(3)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		440,000	28	(373)	(345)	0	(8)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		230,000	1	(214)	(213)	0	(4)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,895,000	114	(1,736)	(1,622)	0	(35)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		160,000	(5)	(257)	(262)	0	(3)
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020	MXN	276,600	0	181	181	34	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		1,030,400	(70)	740	670	130	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		320,100	0	(211)	(211)	0	(43)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		834,600	21	(688)	(667)	0	(115)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		137,700	0	(112)	(112)	0	(19)
							$(444)	$(1,094)	$(1,538)	$544	$(357)
Total Swap Agreements							$(5,257)	$(2,321)	$(7,578)	$548	$(500)

(l)	Securities with an aggregate market value of $2,539 and cash of $24,140 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	16,745		$12,486	$0	$(301)
	07/2019		$25,594	CAD	33,912	302	0
	08/2019	AUD	1,117		$770	0	(16)
	08/2019	CAD	18,692		14,222	0	(63)
	08/2019	EUR	1,211		1,374	0	(8)
	08/2019		$4,195	EUR	3,730	61	0
	09/2019	ILS	428		$120	0	(1)
BPS	08/2019	MXN	175,991		8,970	0	(135)
	08/2019		$1,685	EUR	1,488	13	0
	08/2019		4,654	GBP	3,670	20	(3)
	08/2019		16,982	JPY	1,849,100	225	0
	08/2019		8,975	MXN	175,991	130	0
	04/2020	BRL	13,900		$3,375	0	(156)
BRC	07/2019	CAD	12,007		8,956	0	(212)
CBK	07/2019		6,409		4,807	0	(87)
	07/2019		$38,551	CAD	52,186	1,300	0
	08/2019	AUD	938		$651	0	(9)
	08/2019	EUR	17,654		19,915	5	(236)
	08/2019	GBP	37,503		48,144	418	(1)
	08/2019	JPY	639,600		5,873	0	(79)
	08/2019		$3,724	AUD	5,362	45	0
	08/2019		30,602	GBP	24,107	77	0
	01/2020	BRL	157,900		$38,979	0	(1,454)
	04/2020		7,000		1,699	0	(80)
GLM	07/2019	CAD	17,018		12,778	0	(217)
HUS	07/2019		46,512		34,504	0	(1,013)
	08/2019	AUD	1,524		1,057	0	(14)
	08/2019		$787	EUR	699	11	0
JPM	07/2019		9,397	CAD	12,593	219	0
	08/2019	GBP	15,000		$19,375	286	0
	08/2019	JPY	1,485,700		13,657	0	(168)
	08/2019		$40,118	JPY	4,309,700	1	(14)
	09/2019	THB	6,693		$211	0	(7)
	01/2020	BRL	45,800		11,017	0	(711)
	04/2020		45,800		10,879	0	(756)
MSB	01/2020		43,400		11,390	277	0
MYI	08/2019	AUD	8,147		5,695	0	(33)
SSB	08/2019		$1,110	GBP	872	0	(1)
UAG	08/2019	EUR	43,725		$49,478	0	(418)
Total Forward Foreign Currency Contracts						$3,390	$(6,193)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	4,400	$211	$8
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	1,100	53	2
							$264	$10

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	$71.000	07/08/2019	20,000	$1	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	44,000	1	0
					$2	$0
Total Purchased Options					$266	$10

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019	3,300	$(6)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Call - OTC USD versus MXN	MXN	20.300	07/18/2019	1,200	$(10)	$(1)
MYI	Call - OTC USD versus MXN		19.800	07/10/2019	4,050	(34)	(3)
	Call - OTC USD versus MXN		20.410	08/01/2019	10,300	(103)	(13)
						$(147)	$(17)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	19,500	$(213)	$(2)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	4,900	(53)	(1)
							$(266)	$(3)
Total Written Options							$(419)	$(20)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.362%	$1,700	$10	$12	$22	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	4,700	30	30	60	0
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	2,700	(113)	30	0	(83)
Total Swap Agreements							$(73)	$72	$82	$(83)

(n)	Securities with an aggregate market value of $2,426 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$445,094	$0	$445,094
Industrials	0	193,026	0	193,026
Utilities	0	47,933	0	47,933
Municipal Bonds & Notes
Illinois	0	808	0	808
U.S. Government Agencies	0	573,150	0	573,150
U.S. Treasury Obligations	0	167,867	0	167,867
Non-Agency Mortgage-Backed Securities	0	67,673	0	67,673
Asset-Backed Securities	0	130,717	0	130,717
Sovereign Issues	0	133,990	0	133,990
Preferred Securities
Banking & Finance	0	4,420	0	4,420
Short-Term Instruments
Certificates of Deposit	0	10,417	0	10,417
Repurchase Agreements	0	4,831	0	4,831
	$0	$1,779,926	$0	$1,779,926
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$143,988	$0	$0	$143,988

Total Investments	$143,988	$1,779,926	$0	$1,923,914

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(250,836)	$0	$(250,836)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	684	554	0	1,238
Over the counter	0	3,482	0	3,482
	$684	$4,036	$0	$4,720
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(351)	(500)	0	(851)
Over the counter	0	(6,296)	0	(6,296)
	$(351)	$(6,796)	$0	$(7,147)
Total Financial Derivative Instruments	$333	$(2,760)	$0	$(2,427)

Totals	$144,321	$1,526,330	$0	$1,670,651

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.4% ¤
CORPORATE BONDS & NOTES 29.5%
BANKING & FINANCE 20.5%
AIA Group Ltd. 3.125% due 03/13/2023	$1,600	$1,635
Air Lease Corp. 3.000% due 09/15/2023	300	301
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024	800	846
American Express Credit Corp.
2.200% due 03/03/2020	2,700	2,698
3.008% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,204
3.153% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,007
American International Group, Inc.
3.750% due 07/10/2025	9,000	9,425
4.875% due 06/01/2022	2,570	2,756
American Tower Corp.
3.000% due 06/15/2023	5,200	5,252
5.000% due 02/15/2024	300	330
Aviation Capital Group LLC
3.253% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,586
4.125% due 08/01/2025	600	625
6.750% due 04/06/2021	300	320
Bank of America Corp.
2.250% due 04/21/2020	4,520	4,520
3.004% due 12/20/2023 •	620	631
3.124% due 01/20/2023 •	1,100	1,118
3.269% (US0003M + 0.790%) due 03/05/2024 ~	3,500	3,505
3.300% due 01/11/2023	2,750	2,837
3.419% due 12/20/2028 •	1,542	1,589
3.499% due 05/17/2022 •	900	918
3.550% due 03/05/2024 •	500	518
4.000% due 04/01/2024	1,028	1,096
4.100% due 07/24/2023	300	320
4.125% due 01/22/2024	7,500	8,023
5.700% due 01/24/2022	950	1,031
Bank of New York Mellon Corp.
2.300% due 09/11/2019	7,500	7,500
2.500% due 04/15/2021	200	201
3.395% (US0003M + 0.870%) due 08/17/2020 ~	250	252
Bank of Nova Scotia 2.350% due 10/21/2020	1,500	1,501
Bank One Corp. 7.625% due 10/15/2026	3,000	3,837
Banque Federative du Credit Mutuel S.A.
2.200% due 07/20/2020	5,000	4,995
3.552% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,025
3.750% due 07/20/2023	1,100	1,153
Barclays PLC
3.200% due 08/10/2021	8,100	8,161
3.250% due 01/12/2021	2,700	2,722
3.650% due 03/16/2025	2,000	2,014
3.684% due 01/10/2023	1,400	1,419
4.375% due 01/12/2026	2,350	2,437
BNP Paribas S.A.
2.950% due 05/23/2022	600	606
3.375% due 01/09/2025	550	560
3.500% due 03/01/2023	5,100	5,248
3.500% due 11/16/2027	1,700	1,740
4.705% due 01/10/2025 •	1,800	1,935
5.000% due 01/15/2021	3,800	3,954
BOC Aviation Ltd.
3.458% (US0003M + 1.125%) due 09/26/2023 ~	5,000	5,018
3.626% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,719
BPCE S.A.
3.000% due 05/22/2022	300	303
4.000% due 04/15/2024	1,000	1,065
4.500% due 03/15/2025	5,000	5,271
4.625% due 07/11/2024	350	370
5.700% due 10/22/2023	1,100	1,205
Capital One Financial Corp. 2.500% due 05/12/2020	4,500	4,505
CC Holdings GS LLC 3.849% due 04/15/2023	1,000	1,045

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Citigroup, Inc.
2.350% due 08/02/2021	1,400	1,399
2.650% due 10/26/2020	2,870	2,881
3.300% due 04/27/2025	6,000	6,209
3.400% due 05/01/2026	1,500	1,554
3.540% (US0003M + 0.960%) due 04/25/2022 ~	4,000	4,035
3.625% (US0003M + 1.100%) due 05/17/2024 ~	400	404
3.750% due 06/16/2024	1,300	1,371
4.500% due 01/14/2022	3,750	3,942
Citizens Bank N.A. 2.200% due 05/26/2020	3,200	3,195
Commonwealth Bank of Australia 1.750% due 11/07/2019	6,100	6,090
Cooperatieve Rabobank UA
3.875% due 02/08/2022	2,925	3,042
3.875% due 09/26/2023	7,000	7,386
3.950% due 11/09/2022	500	519
4.625% due 12/01/2023	2,600	2,786
Credit Suisse AG
3.000% due 10/29/2021	5,500	5,581
3.625% due 09/09/2024	800	842
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	600	609
3.800% due 09/15/2022	800	829
3.800% due 06/09/2023	10,500	10,893
4.550% due 04/17/2026	3,000	3,264
Deutsche Bank AG 4.250% due 10/14/2021	7,800	7,905
Discover Bank 4.200% due 08/08/2023	6,000	6,369
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	426	444
Duke Realty LP 3.875% due 02/15/2021	1,000	1,022
European Investment Bank 2.000% due 03/15/2021	3,200	3,205
Ford Motor Credit Co. LLC 5.875% due 08/02/2021	450	474
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/2025	5,000	5,063
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,299
3.550% due 04/09/2021	2,700	2,743
3.700% due 05/09/2023	1,100	1,117
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	3,500	3,529
2.908% due 06/05/2023 •	6,900	6,978
3.500% due 01/23/2025	900	931
3.691% due 06/05/2028 •	5,200	5,375
3.750% due 05/22/2025	300	314
3.850% due 07/08/2024	1,100	1,154
4.000% due 03/03/2024	14,000	14,858
4.125% (US0003M + 1.600%) due 11/29/2023 ~	975	1,002
5.750% due 01/24/2022	2,100	2,269
Harley-Davidson Financial Services, Inc. 2.400% due 06/15/2020	4,100	4,087
HSBC Bank PLC 4.125% due 08/12/2020	5,200	5,304
HSBC Holdings PLC
3.600% due 05/25/2023	10,700	11,135
3.950% due 05/18/2024 •	6,600	6,906
4.000% due 03/30/2022	800	834
5.100% due 04/05/2021	550	575
ING Bank NV
2.625% due 12/05/2022	6,450	6,580
5.800% due 09/25/2023	1,250	1,383
ING Groep NV
3.480% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,025
4.100% due 10/02/2023	5,700	6,023
4.625% due 01/06/2026	6,600	7,201
Intercontinental Exchange, Inc. 3.750% due 12/01/2025	2,500	2,675
International Lease Finance Corp. 8.250% due 12/15/2020	2,300	2,482
Itau CorpBanca 3.875% due 09/22/2019	1,400	1,405
Jackson National Life Global Funding
2.250% due 04/29/2021	500	500
2.375% due 09/15/2022 «(a)	2,600	2,603
2.650% due 06/21/2024	3,300	3,317
3.300% due 06/11/2021	2,400	2,443
3.300% due 02/01/2022	5,600	5,730
JPMorgan Chase & Co.
2.700% due 05/18/2023	2,850	2,880
3.480% (US0003M + 0.900%) due 04/25/2023 ~	300	302
3.625% due 05/13/2024	700	738

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.797% due 07/23/2024 •	10,500	11,018
3.900% due 07/15/2025	4,800	5,127
4.023% due 12/05/2024 •	1,200	1,275
Lloyds Bank PLC 5.800% due 01/13/2020	3,400	3,461
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	500	500
3.000% due 01/11/2022	600	606
3.100% due 07/06/2021	1,900	1,924
3.574% due 11/07/2028 •	2,000	2,001
4.450% due 05/08/2025	600	639
MassMutual Global Funding
2.500% due 10/17/2022	800	806
3.400% due 03/08/2026	400	419
Metropolitan Life Global Funding 3.375% due 01/11/2022	11,200	11,513
Mitsubishi UFJ Financial Group, Inc.
3.510% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,336
3.761% due 07/26/2023	2,500	2,619
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022	600	601
Mizuho Bank Ltd. 2.400% due 03/26/2020	7,000	7,006
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	700	698
2.601% due 09/11/2022	300	300
2.632% due 04/12/2021	200	201
3.461% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
Morgan Stanley
3.700% due 10/23/2024	14,800	15,619
3.750% due 02/25/2023	1,000	1,045
3.772% (US0003M + 1.180%) due 01/20/2022 ~	600	606
4.000% due 07/23/2025	2,850	3,053
5.500% due 07/24/2020	3,000	3,097
5.750% due 01/25/2021	3,000	3,151
MUFG Bank Ltd.
2.300% due 03/05/2020	2,500	2,498
2.350% due 09/08/2019	4,900	4,899
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,599
3.625% due 06/20/2023	5,900	6,172
Nationwide Building Society 4.363% due 08/01/2024 •	4,100	4,281
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021	1,500	1,473
2.250% due 01/13/2020	4,000	3,993
2.970% (US0003M + 0.520%) due 09/13/2019 •	1,600	1,601
3.150% due 03/15/2021	4,700	4,741
Nordea Bank Abp 4.875% due 01/27/2020	2,400	2,433
PNC Bank N.A.
2.250% due 07/02/2019	1,000	1,000
2.450% due 11/05/2020	1,000	1,002
Principal Life Global Funding 2.150% due 01/10/2020	3,500	3,495
Protective Life Global Funding
2.161% due 09/25/2020	5,200	5,191
2.615% due 08/22/2022	5,800	5,826
Qatari Diar Finance Co. 5.000% due 07/21/2020	3,600	3,692
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	1,700	1,745
3.988% (US0003M + 1.470%) due 05/15/2023 ~	300	299
4.800% due 04/05/2026	5,000	5,351
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,218
4.500% due 07/17/2025	400	426
Santander UK Group Holdings PLC
2.875% due 08/05/2021	2,200	2,204
3.823% due 11/03/2028 •	2,000	2,022
Santander UK PLC
2.375% due 03/16/2020	3,500	3,500
3.140% (US0003M + 0.620%) due 06/01/2021 ~	3,400	3,408
4.000% due 03/13/2024	1,100	1,161
5.000% due 11/07/2023	4,300	4,544
SBA Tower Trust 2.877% due 07/15/2046	3,250	3,260
Simon Property Group LP 3.375% due 10/01/2024	900	939
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	608
Societe Generale S.A. 3.919% (US0003M + 1.330%) due 04/08/2021 •	1,350	1,369
State Bank of India 3.539% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,509

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Sumitomo Mitsui Banking Corp. 2.450% due 01/16/2020	4,700	4,701
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	6,112
2.784% due 07/12/2022	2,100	2,127
2.934% due 03/09/2021	1,500	1,514
3.452% (US0003M + 0.860%) due 07/19/2023 ~	400	402
Toronto-Dominion Bank
2.125% due 04/07/2021	2,700	2,697
2.250% due 03/15/2021	1,200	1,204
Toyota Motor Credit Corp. 3.041% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,306
UBS AG
2.375% due 08/14/2019	2,000	2,000
2.450% due 12/01/2020	5,000	5,008
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	5,680	5,735
2.950% due 09/24/2020	1,500	1,510
3.000% due 04/15/2021	4,600	4,642
4.125% due 09/24/2025	1,300	1,388
Ventas Realty LP 3.100% due 01/15/2023	2,000	2,036
Waha Aerospace BV 3.925% due 07/28/2020	30	30
WEA Finance LLC
3.150% due 04/05/2022	1,000	1,017
3.250% due 10/05/2020	500	505
Wells Fargo & Co.
3.000% due 02/19/2025	6,000	6,102
3.069% due 01/24/2023	3,500	3,555
3.300% due 09/09/2024	9,000	9,314
3.465% (US0003M + 0.930%) due 02/11/2022 ~	600	604
3.500% due 03/08/2022	300	309
3.550% due 09/29/2025	1,200	1,253
3.584% due 05/22/2028 •	630	659
3.843% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,016
Welltower, Inc. 3.750% due 03/15/2023	400	417
XLIT Ltd. 4.450% due 03/31/2025	500	540
		592,654
INDUSTRIALS 6.6%
AbbVie, Inc.
2.300% due 05/14/2021	300	299
3.200% due 11/06/2022	1,400	1,421
3.200% due 05/14/2026	200	203
Air Canada Pass-Through Trust 3.750% due 06/15/2029	470	493
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,731
3.600% due 11/28/2024	400	417
Allergan Funding SCS
3.000% due 03/12/2020	1,496	1,501
3.850% due 06/15/2024	150	156
Altria Group, Inc.
2.850% due 08/09/2022	3,100	3,133
3.490% due 02/14/2022	1,400	1,440
American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,845	4,938
4.000% due 01/15/2027	1,564	1,633
5.250% due 07/31/2022	198	204
Amgen, Inc.
2.700% due 05/01/2022	100	101
3.875% due 11/15/2021	150	155
Anthem, Inc. 2.500% due 11/21/2020	400	401
Apple, Inc. 2.850% due 05/06/2021	850	863
Baidu, Inc. 2.875% due 07/06/2022	1,300	1,304
BAT International Finance PLC 3.950% due 06/15/2025	5,000	5,177
Baxalta, Inc. 2.875% due 06/23/2020	447	448
Bayer U.S. Finance LLC 3.875% due 12/15/2023	4,000	4,147
BMW U.S. Capital LLC
3.035% (US0003M + 0.500%) due 08/13/2021 ~	1,400	1,405
3.400% due 08/13/2021	3,500	3,568
Boston Scientific Corp. 3.375% due 05/15/2022	293	301
Broadcom Corp.
2.200% due 01/15/2021	500	496
2.650% due 01/15/2023	500	493

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.625% due 01/15/2024	5,000	5,054
Campbell Soup Co. 3.650% due 03/15/2023	300	309
Cigna Holding Co. 5.125% due 06/15/2020	800	820
Conagra Brands, Inc. 3.342% (US0003M + 0.750%) due 10/22/2020 ~	400	400
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	434	454
4.750% due 07/12/2022	352	361
Crown Castle Towers LLC 3.720% due 07/15/2043	4,700	4,844
CVS Health Corp. 4.100% due 03/25/2025	9,300	9,810
CVS Pass-Through Trust 7.507% due 01/10/2032	1,295	1,564
Danone S.A. 2.077% due 11/02/2021	1,000	993
Dell International LLC
4.420% due 06/15/2021	900	927
5.450% due 06/15/2023	2,100	2,265
Deutsche Telekom International Finance BV 6.000% due 07/08/2019	2,600	2,601
Discovery Communications LLC 3.500% due 06/15/2022	400	407
DXC Technology Co. 3.470% (US0003M + 0.950%) due 03/01/2021 ~	1,808	1,808
eBay, Inc. 3.450% due 08/01/2024	7,000	7,207
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022	1,400	1,603
Enbridge, Inc.
2.900% due 07/15/2022	3,800	3,856
3.110% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,003
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	200
5.200% due 09/01/2020	200	207
Equifax, Inc. 3.388% (US0003M + 0.870%) due 08/15/2021 ~	2,500	2,494
ERAC USA Finance LLC 2.700% due 11/01/2023	1,900	1,904
GATX Corp. 3.285% (US0003M + 0.720%) due 11/05/2021 ~	1,000	996
General Electric Co. 2.700% due 10/09/2022	5,891	5,884
General Motors Co. 4.875% due 10/02/2023	400	424
Hyundai Capital America 3.202% due 09/18/2020 •	7,500	7,506
Imperial Brands Finance PLC 3.500% due 02/11/2023	300	306
Japan Tobacco, Inc. 2.000% due 04/13/2021	700	694
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,474
6.850% due 02/15/2020	1,300	1,333
Kraft Heinz Foods Co.
2.800% due 07/02/2020	400	401
3.500% due 07/15/2022	1,450	1,484
3.950% due 07/15/2025	2,600	2,707
Life Technologies Corp. 6.000% due 03/01/2020	700	715
Martin Marietta Materials, Inc. 2.887% (US0003M + 0.500%) due 12/20/2019 ~	2,300	2,302
Newmont Goldcorp Corp. 3.625% due 06/09/2021	600	611
Northwest Airlines Pass-Through Trust 7.027% due 05/01/2021	762	772
NTT Finance Corp. 1.900% due 07/21/2021	500	496
Oracle Corp.
2.625% due 02/15/2023	200	203
2.650% due 07/15/2026	400	402
2.950% due 11/15/2024	2,000	2,061
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	300	300
3.375% due 02/01/2022	5,000	5,098
Philip Morris International, Inc.
2.125% due 05/10/2023	700	693
3.600% due 11/15/2023	1,000	1,044
QUALCOMM, Inc.
2.600% due 01/30/2023	9,200	9,222
3.000% due 05/20/2022	800	816
Reynolds American, Inc.
4.850% due 09/15/2023	2,800	3,009
6.875% due 05/01/2020	2,600	2,691

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Roche Holdings, Inc. 2.875% due 09/29/2021	900	911
Rockwell Collins, Inc. 3.200% due 03/15/2024	2,036	2,097
Ryder System, Inc. 2.450% due 09/03/2019	2,900	2,900
Sabine Pass Liquefaction LLC 5.625% due 04/15/2023	2,000	2,179
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,496
2.400% due 09/23/2021	2,000	1,997
Siemens Financieringsmaatschappij NV 2.900% due 05/27/2022	800	814
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~	1,900	1,901
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~	6,950	6,971
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	2,756	2,763
Tech Data Corp. 3.700% due 02/15/2022	500	509
Telefonica Emisiones S.A. 5.134% due 04/27/2020	5,500	5,613
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	400	410
Tyson Foods, Inc. 2.250% due 08/23/2021	1,275	1,272
United Technologies Corp. 3.175% (US0003M + 0.650%) due 08/16/2021 ~	3,500	3,502
UnitedHealth Group, Inc. 3.875% due 10/15/2020	427	434
VMware, Inc. 2.300% due 08/21/2020	3,662	3,652
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	559	559
3.875% due 11/13/2020	700	715
Zimmer Biomet Holdings, Inc. 3.169% (US0003M + 0.750%) due 03/19/2021 ~	5,100	5,096
		188,954
UTILITIES 2.4%
AT&T, Inc.
2.625% due 12/01/2022	1,600	1,611
3.200% due 03/01/2022	800	817
3.400% due 05/15/2025	900	926
3.900% due 03/11/2024	200	211
4.100% due 02/15/2028	4,441	4,709
4.300% due 02/15/2030	5,699	6,091
4.450% due 04/01/2024	300	323
BG Energy Capital PLC 4.000% due 12/09/2020	1,000	1,024
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,225
CNOOC Finance Ltd. 3.000% due 05/09/2023	4,100	4,140
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	3,500	3,516
National Rural Utilities Cooperative Finance Corp. 2.694% (US0003M + 0.375%) due 06/30/2021 ~	8,000	8,023
NextEra Energy Capital Holdings, Inc. 2.835% (US0003M + 0.315%) due 09/03/2019 ~	5,500	5,502
PECO Energy Co. 2.375% due 09/15/2022	1,000	1,005
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	67	68
Shell International Finance BV 1.875% due 05/10/2021	1,100	1,095
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	749
2.500% due 09/13/2022	7,100	7,074
4.125% due 09/12/2025	400	427
Southern Power Co. 2.937% (US0003M + 0.550%) due 12/20/2020 ~	2,025	2,026
State Grid Overseas Investment Ltd. 4.125% due 05/07/2024	400	426

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Verizon Communications, Inc. 3.376% due 02/15/2025	16,936	17,685
		69,673
Total Corporate Bonds & Notes (Cost $834,770)		851,281
MUNICIPAL BONDS & NOTES 2.9%
CALIFORNIA 0.8%
California Earthquake Authority Revenue Notes, Series 2014 2.805% due 07/01/2019	1,378	1,378
California State General Obligation Bonds, (BABs), Series 2010 7.950% due 03/01/2036	3,065	3,181
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010 4.530% due 06/01/2022	1,850	1,986
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	397
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010 6.947% due 07/01/2040	400	418
Municipal Improvement Corp., of Los Angeles, California Revenue Notes, Series 2015 2.846% due 11/01/2019	250	251
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010 5.035% due 05/15/2021	700	738
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	782
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	6,400	7,280
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	511
3.063% due 07/01/2025	5,200	5,403
		22,325
FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	317
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016 2.638% due 07/01/2021	1,050	1,059
		1,376
GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,102
IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,111
2.447% due 09/01/2024	4,400	4,426
		6,537
MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Notes, Series 2014 2.446% due 11/01/2020	2,750	2,760
NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	679
6.814% due 11/15/2040	500	705
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014 2.523% due 07/01/2021	1,950	1,961
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,697
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	1,059
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	1,600	1,670
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 2.980% due 11/01/2027	7,000	7,264
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,022
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,969
Port Authority of New York & New Jersey Revenue Notes, Series 2014 2.529% due 10/15/2020	1,800	1,812
		28,838
OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009 6.458% due 12/01/2034	100	102

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	1,004
2.609% due 12/01/2021	1,000	1,015
		2,019
SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	3,670	3,749
TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009 6.875% due 11/01/2038	2,000	2,028
Houston, Texas Combined Utility System Revenue Notes, Series 2014 3.428% due 05/15/2023	4,250	4,448
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010 5.028% due 04/01/2026	2,205	2,494
		8,970
UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	2,042
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	715	761
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	524
		3,327
WASHINGTON 0.0%
Energy Northwest, Washington Revenue Notes, Series 2012 2.197% due 07/01/2019	945	945
WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016 1.899% due 05/01/2022	400	398
Total Municipal Bonds & Notes (Cost $81,146)		82,448
U.S. GOVERNMENT AGENCIES 52.7%
Fannie Mae
2.644% due 06/25/2037 •	365	363
2.654% due 05/25/2027	3,927	4,000
2.704% due 12/25/2045 •	578	576
2.740% due 11/25/2045	925	921
2.754% due 03/25/2035 - 03/25/2046 •	1,061	1,060
2.830% due 03/25/2036 •	957	957
2.886% due 11/25/2046 •	1,196	1,193
2.904% due 11/25/2040 •	1,094	1,098
2.906% due 11/25/2046 - 12/25/2056 •	9,618	9,604
2.926% due 12/25/2046 •	7,434	7,429
2.936% due 07/25/2046 - 10/25/2046 •	9,381	9,381
3.009% due 01/25/2047	7,619	7,621
3.124% due 07/25/2040 •	2,121	2,148
3.134% due 06/25/2040 •	378	384
3.820% due 09/01/2021	1,828	1,885
3.980% due 07/01/2021	2,500	2,588
4.401% due 07/01/2034 •	361	374
4.569% due 10/01/2037 •	460	484
Fannie Mae UMBS
3.000% due 04/01/2043	1,041	1,058
3.500% due 03/01/2024 - 07/01/2049	145,911	149,521
4.000% due 09/01/2048 - 10/01/2048	58,493	60,501
4.500% due 08/01/2048	33,976	35,508
5.000% due 04/01/2023 - 11/01/2044	5,837	6,318
5.500% due 04/01/2023 - 02/01/2042	2,162	2,358
Fannie Mae UMBS, TBA
3.000% due 07/01/2034 - 08/01/2034	35,800	36,496
3.500% due 08/01/2034 - 08/01/2049	198,200	203,066
4.000% due 07/01/2049 - 08/01/2049	98,200	101,473
4.500% due 07/01/2049	16,000	16,720
Federal Home Loan Bank
2.625% due 05/28/2020	7,700	7,743
3.375% due 12/08/2023	8,000	8,510
Freddie Mac
1.625% due 09/29/2020	7,700	7,673
2.491% due 12/25/2028	5,550	5,582
2.694% due 09/15/2035 •	20	20
2.790% due 10/15/2037 •	9,361	9,367
2.794% due 02/15/2041 •	410	410

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.844% due 04/15/2041 •	127	128
2.864% due 10/25/2026	3,251	3,344
2.864% due 11/15/2036 •	118	119
2.944% due 04/15/2041 •	1,043	1,050
2.949% due 07/15/2040	6,137	6,121
2.986% due 07/15/2041 - 03/15/2042 •	14,548	14,545
3.000% due 10/01/2046 - 09/01/2048	83,766	84,580
3.026% due 04/25/2027	1,921	1,989
3.065% due 08/25/2022	6,000	6,152
3.303% due 11/25/2027 ~	4,000	4,262
3.500% due 06/01/2044 - 01/01/2049	101,872	104,541
4.000% due 09/01/2048 - 05/01/2049	91,721	95,114
4.500% due 10/01/2048 - 02/01/2049	38,746	40,587
Freddie Mac UMBS 3.500% due 04/01/2049 - 07/01/2049	234,364	239,801
Freddie Mac, TBA 4.000% due 07/01/2049	99,000	102,370
Ginnie Mae
2.833% due 03/20/2049 •	4,262	4,263
2.840% due 12/20/2045 •	848	845
2.857% due 10/20/2066 •	244	244
2.917% due 08/20/2066 •	83	83
2.963% due 09/20/2065 •	6,910	6,910
3.007% due 07/20/2063 •	3,753	3,759
3.037% due 06/20/2065 •	6,456	6,448
3.067% due 03/20/2065 •	5,368	5,367
3.117% due 12/20/2064 - 06/20/2066 •	21,009	21,078
3.147% due 08/20/2061 - 03/20/2062 •	24	24
3.197% due 09/20/2063 •	425	427
3.217% due 10/20/2063 - 09/20/2065 •	683	688
3.237% due 02/20/2066 •	2,275	2,280
3.309% due 05/20/2066	5,535	5,578
3.347% due 04/20/2066 •	9,396	9,493
3.367% due 04/20/2066 •	9,521	9,635
3.387% due 07/20/2065 •	391	395
3.417% due 12/20/2066 •	8,188	8,301
3.467% due 01/20/2067 •	7,996	8,128
3.500% due 09/20/2045	5,809	6,016
3.617% due 03/20/2066 •	3,716	3,797
Ginnie Mae, TBA 4.500% due 08/01/2049	4,900	5,105
Tennessee Valley Authority 2.250% due 03/15/2020	6,000	6,008
Total U.S. Government Agencies (Cost $1,511,857)		1,523,965
U.S. TREASURY OBLIGATIONS 16.9%
U.S. Treasury Notes
2.000% due 12/31/2021 (d)	16,600	16,710
2.000% due 10/31/2022	38,000	38,326
2.125% due 03/31/2024	5,600	5,691
2.250% due 04/30/2024	57,500	58,784
2.250% due 03/31/2026	43,100	44,142
2.375% due 02/29/2024	160,000	164,450
2.500% due 02/28/2021	68,600	69,365
2.500% due 02/28/2026	16,000	16,634
2.625% due 07/31/2020	17,000	17,125
2.625% due 12/31/2023	27,800	28,837
3.125% due 11/15/2028	26,000	28,507
Total U.S. Treasury Obligations (Cost $477,139)		488,571
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Banc of America Commercial Mortgage Trust 3.019% due 07/15/2049	8,200	8,374
Bancorp Commercial Mortgage Trust 3.394% due 03/15/2036 •	4,067	4,071
BANK
3.279% due 11/15/2054	5,300	5,543
3.432% due 05/15/2062	2,000	2,113
3.623% due 04/15/2052	2,500	2,671
Benchmark Mortgage Trust 3.780% due 02/15/2051	1,100	1,174
CD Mortgage Trust 3.317% due 05/10/2050	3,000	3,120
CGGS Commercial Mortgage Trust 3.294% due 02/15/2037 •	5,000	4,998
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,881	3,965
3.268% due 09/15/2050	3,600	3,730
3.962% due 03/10/2051	4,800	5,167
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,231
3.432% due 08/10/2048	1,500	1,574
3.497% due 05/10/2048	1,500	1,582
3.694% due 08/10/2047	2,200	2,328

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.796% due 08/10/2047	3,250	3,463
3.902% due 07/10/2050	2,200	2,355
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	6,403
Exantas Capital Corp. 3.394% due 04/15/2036 •	8,800	8,830
Great Wolf Trust 3.244% due 09/15/2034 •	5,000	5,007
GS Mortgage Securities Corp. 3.419% due 10/10/2032	5,000	5,161
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,469	3,649
3.871% due 07/10/2046 ~	7,000	7,369
HPLY Trust 3.394% due 11/15/2036 •	5,500	5,515
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,505
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,568
3.611% due 05/15/2048	2,000	2,111
3.639% due 11/15/2047	3,000	3,161
3.670% due 09/15/2047	2,463	2,590
3.801% due 08/15/2048	1,500	1,601
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	308
3.242% due 10/15/2050	3,900	4,049
JPMorgan Chase Commercial Mortgage Securities Corp. 3.194% due 06/15/2032 •	433	432
JPMorgan Chase Commercial Mortgage Securities Trust 3.244% due 10/15/2032 •	2,943	2,923
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	2,085
Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,410
3.809% due 12/15/2048	2,000	2,145
Motel 6 Trust 3.314% due 08/15/2034 •	3,523	3,528
PFP Ltd. 3.371% due 04/14/2036 •	8,800	8,824
UBS Commercial Mortgage Trust
3.366% due 10/15/2050	2,700	2,815
3.504% due 12/15/2050	8,400	8,795
3.903% due 02/15/2051	3,500	3,762
VMC Finance LLC 3.314% due 10/15/2035 •	6,459	6,473
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	254
2.991% due 02/15/2048	250	255
3.306% due 05/15/2048	250	259
3.395% due 10/15/2050	3,400	3,559
3.461% due 07/15/2058	1,000	1,036
3.540% due 05/15/2048	1,500	1,582
4.147% due 06/15/2051	1,400	1,530
Wells Fargo-RBS Commercial Mortgage Trust 3.631% due 11/15/2047	2,000	2,115
Total Non-Agency Mortgage-Backed Securities (Cost $171,144)		174,068
ASSET-BACKED SECURITIES 6.0%
Apex Credit CLO Ltd. 3.632% due 10/27/2028 •	4,400	4,405
Arbor Realty Collateralized Loan Obligation Ltd. 3.384% due 12/15/2027 •	6,800	6,810
Avery Point CLO Ltd. 3.680% due 04/25/2026 •	1,958	1,959
B&M CLO Ltd. 3.331% due 04/16/2026 •	3,594	3,590
Chase Issuance Trust 1.840% due 04/15/2022	1,700	1,696
Columbia Cent CLO Ltd. 3.730% due 10/25/2028 •	6,000	5,995
Denali Capital CLO LLC 3.636% due 10/26/2027 •	3,800	3,796
ECMC Group Student Loan Trust
3.204% due 09/25/2068 •	8,158	7,936
3.240% due 02/27/2068	5,488	5,459
3.454% due 05/25/2067 •	4,082	4,082
Elevation CLO Ltd. 3.385% due 04/18/2027 •	1,400	1,400
Figueroa CLO Ltd. 3.237% due 06/20/2027 •	2,000	1,995
Gallatin CLO Ltd. 3.647% (US0003M + 1.050%) due 07/15/2027 ~	3,500	3,498
GPMT Ltd. 3.694% due 02/22/2036 •	6,500	6,531

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •	3,400	3,383
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	535	535
3.010% due 02/16/2021	10,000	10,030
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •	1,354	1,354
Navient Student Loan Trust
2.704% due 07/26/2066 •	547	547
2.784% due 03/25/2067 •	8,000	7,983
3.204% due 07/26/2066 •	4,224	4,199
Nelnet Student Loan Trust
2.634% due 08/23/2027 •	3,564	3,558
3.004% due 03/25/2030 •	3,020	3,024
3.321% due 11/25/2048 •	904	909
3.360% due 07/27/2048 •	1,764	1,774
OHA Credit Partners Ltd. 3.771% due 10/20/2025	1,299	1,300
OZLM Ltd. 3.663% due 07/30/2027 •	2,800	2,799
Palmer Square Loan Funding Ltd.
3.418% due 11/15/2026 •	4,820	4,817
3.493% due 04/20/2027 •	5,000	5,005
Seneca Park CLO Ltd. 3.708% due 07/17/2026 •	2,232	2,235
SLC Student Loan Trust
2.510% due 09/15/2026 •	500	499
2.520% due 03/15/2027 •	1,012	1,008
2.578% due 05/15/2029 •	3,710	3,639
3.396% due 11/25/2042 •	1,247	1,253
SLM Student Loan Trust
2.680% due 04/25/2027 •	765	764
2.690% due 10/27/2025 •	398	398
2.690% due 01/25/2027 •	636	634
2.700% due 01/25/2027 •	1,420	1,411
2.720% due 10/25/2028 •	7,297	7,251
2.880% due 12/15/2027 •	3,986	3,990
3.130% due 04/27/2026 •	2,526	2,528
3.130% due 01/25/2028 •	5,090	5,100
3.180% due 10/25/2029 •	3,600	3,585
Sound Point CLO Ltd. 3.472% due 07/20/2027 •	4,000	4,004
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •	2,117	2,119
Symphony CLO Ltd. 3.627% due 10/15/2025 •	2,567	2,568
Telos CLO Ltd. 3.858% due 01/17/2027 •	3,063	3,064
TICP CLO Ltd. 3.601% due 04/20/2028	3,400	3,372
Tralee CLO Ltd. 3.702% due 10/20/2028 •	3,400	3,391
Venture CLO Ltd. 3.742% due 10/22/2031 •	1,850	1,849
Voya CLO Ltd. 3.300% due 07/25/2026 •	3,174	3,172
Zais CLO Ltd. 3.747% due 04/15/2028 •	4,900	4,910
Total Asset-Backed Securities (Cost $173,367)		173,113
SOVEREIGN ISSUES 1.2%
Japan Bank for International Cooperation 2.125% due 06/01/2020	2,800	2,798
Korea Expressway Corp. 3.625% due 10/22/2021	4,000	4,115
Province of Ontario
2.500% due 04/27/2026	5,000	5,087
3.050% due 01/29/2024	4,000	4,176
3.200% due 05/16/2024	3,000	3,161
Province of Quebec
2.375% due 01/31/2022	4,700	4,754
2.625% due 02/13/2023	10,500	10,745
Saudi Government International Bond 2.375% due 10/26/2021	500	500
Total Sovereign Issues (Cost $34,237)		35,336
SHORT-TERM INSTRUMENTS 0.2%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 2.843% (US0003M + 0.500%) due 09/24/2020 ~	6,500	6,519

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

REPURCHASE AGREEMENTS (b) 0.0%	309
Total Short-Term Instruments (Cost $6,809)	6,828
Total Investments in Securities (Cost $3,290,469)	3,335,610
Total Investments 115.4% (Cost $3,290,469)	$3,335,610
Financial Derivative Instruments (c)(e) 0.0%(Cost or Premiums, net $10,493)	229
Other Assets and Liabilities, net (15.4)%	(445,149)
Net Assets 100.0%	$2,890,690

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$309	U.S. Treasury Notes 2.250% due 03/31/2021	$(319)	$309	$309
Total Repurchase Agreements						$(319)	$309	$309

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	325	$79,698	$877	$0	$(12)
90-Day Eurodollar September Futures	09/2019	229	56,102	54	0	(6)
U.S. Treasury 2-Year Note September Futures	09/2019	343	73,807	474	0	(13)
U.S. Treasury 5-Year Note September Futures	09/2019	160	18,905	317	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	903	115,556	2,017	28	0
Total Futures Contracts				$3,739	$28	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.165%	$650	$15	$(4)	$11	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.211	8,400	189	(24)	165	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.242	3,200	70	2	72	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.346	100	2	0	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.173	1,300	30	(9)	21	1	0
						$306	$(35)	$271	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$16,300	$294	$76	$370	$8	$0

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	82,500	1,522	260	1,782	38	0
					$1,816	$336	$2,152	$46	$0

INTEREST RATE SWAPS
									Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$43,200	$1,667	$(2,092)	$(425)	$39	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	113,400	6,703	(7,930)	(1,227)	135	0
						$8,370	$(10,022)	$(1,652)	$174	$0
Total Swap Agreements						$10,492	$(9,721)	$771	$221	$(2)

(d)	Securities with an aggregate market value of $12,051 and cash of $2,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Unsettled variation margin asset of $12 for closed swap agreements is outstanding at period end.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	China Government International Bond	1.000%	Quarterly	12/20/2019	0.075%	$200	$1	$0	$1	$0
Total Swap Agreements							$1	$0	$1	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$590,051	$2,603	$592,654
Industrials	0	188,954	0	188,954
Utilities	0	69,673	0	69,673
Municipal Bonds & Notes
California	0	22,325	0	22,325
Florida	0	1,376	0	1,376
Georgia	0	1,102	0	1,102
Idaho	0	6,537	0	6,537

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2019 (Unaudited)

Massachusetts	0	2,760	0	2,760
New York	0	28,838	0	28,838
Ohio	0	102	0	102
Pennsylvania	0	2,019	0	2,019
South Dakota	0	3,749	0	3,749
Texas	0	8,970	0	8,970
Utah	0	3,327	0	3,327
Washington	0	945	0	945
Wisconsin	0	398	0	398
U.S. Government Agencies	0	1,523,965	0	1,523,965
U.S. Treasury Obligations	0	488,571	0	488,571
Non-Agency Mortgage-Backed Securities	0	174,068	0	174,068
Asset-Backed Securities	0	173,113	0	173,113
Sovereign Issues	0	35,336	0	35,336
Short-Term Instruments
Certificates of Deposit	0	6,519	0	6,519
Repurchase Agreements	0	309	0	309

Total Investments	$0	$3,333,007	$2,603	$3,335,610

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	221	0	249
Over the counter	0	1	0	1

	$28	$222	$0	$250
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(31)	$(2)	$0	$(33)

Total Financial Derivative Instruments	$(3)	$220	$0	$217

Totals	$(3)	$3,333,227	$2,603	$3,335,827

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 294.3% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 06/07/2020	$38	$53
Ambac LSNI LLC 7.319% due 02/12/2023 ~	162	165
		218
INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	1,179	1,320
Total Corporate Bonds & Notes (Cost $1,384)		1,538
MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.2%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	3,263
Total Municipal Bonds & Notes (Cost $4,667)		3,263
U.S. GOVERNMENT AGENCIES 248.6%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	1	1
0.200% due 02/25/2043 •(a)	4,267	37
1.548% due 10/25/2046 ~(a)	690	38
1.562% due 04/25/2046 ~(a)	1,246	62
1.581% due 04/25/2055	2,196	140
1.592% due 10/25/2042	1,968	1,861
1.635% due 07/25/2044 ~(a)	1,429	80
1.660% due 08/25/2055	1,378	79
1.664% due 08/25/2054	2,442	149
1.670% due 07/25/2052 ~(a)	1,348	69
1.695% due 07/25/2044 ~(a)	1,855	105
1.764% due 01/25/2045 ~(a)	1,477	65
1.770% due 03/25/2045 ~(a)	1,238	62
1.825% due 07/25/2045 ~(a)	6,070	411
1.941% due 08/25/2044 ~(a)	1,284	71
2.208% due 11/01/2019 - 10/01/2031 •	20	19
2.355% due 01/25/2022 ~(a)	13,256	336
2.416% due 10/01/2023 •	6	6
2.570% due 12/25/2036 •	2,046	2,025
2.622% due 09/26/2033 •	21	21
2.650% due 07/25/2032 •	179	175
2.690% due 06/25/2032 •	1	1
2.704% due 12/25/2028 - 12/25/2048 •	49,173	48,966
2.745% due 07/01/2027 •	3	3
2.757% due 07/25/2037 •	848	834
2.782% due 04/18/2028 - 12/18/2032 •	31	31
2.790% due 02/25/2033 •	14	13
2.804% due 06/25/2029 - 04/25/2032 •	80	80
2.832% due 10/18/2030 •	17	17
2.882% due 09/18/2027 •	30	30
2.884% due 02/01/2026 •	13	13
2.904% due 06/25/2030 •	79	80
3.000% due 11/01/2042 - 09/25/2048	31,328	31,708
3.000% due 11/25/2043 - 12/25/2048 (a)	39,546	5,321
3.054% due 06/25/2022 - 09/25/2023 •	11	11
3.055% due 04/01/2020 •	5	5
3.304% due 04/25/2032 - 04/25/2037 •	3,798	3,883
3.353% due 05/01/2036 •	5	5
3.449% due 05/01/2036 •	246	249
3.500% due 07/01/2026 - 08/01/2026 •	5	4
3.500% due 04/25/2046 (a)	3,627	282
3.504% due 05/25/2023 •	6	6
3.575% due 02/01/2026	9,000	9,567
3.640% due 10/25/2045 •	2,460	2,773
3.675% due 03/01/2035 •	119	126
3.682% due 08/01/2042 - 10/01/2044 •	1,675	1,687
3.704% due 11/25/2021 •	3	3

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.728% due 08/01/2029 •	3	3
3.746% due 07/25/2042 - 08/25/2042 •(a)	20,331	2,939
3.790% due 01/01/2029	2,500	2,747
3.800% due 08/01/2025	3,054	3,311
3.820% due 01/01/2029	5,500	6,061
3.882% due 10/01/2030 - 12/01/2040 •	232	231
3.896% due 11/01/2028 •	45	45
3.905% due 02/01/2031 •	20	20
3.921% due 05/01/2036 •	4	4
3.960% due 08/01/2029	4,212	4,650
4.000% due 09/01/2043 - 10/01/2043	716	755
4.000% due 06/25/2044 (a)	416	62
4.000% due 03/25/2047 •	1,907	1,853
4.070% due 02/01/2025 •	19	19
4.077% due 05/01/2036 •	6	6
4.117% due 11/01/2035 •	5	5
4.120% due 11/01/2028 •	41	41
4.175% due 11/01/2035 •	293	299
4.182% due 06/01/2023 •	9	10
4.186% due 05/01/2035 •	34	35
4.211% due 08/01/2028 •	30	30
4.228% due 03/01/2035 •	35	37
4.250% due 06/01/2026 - 04/01/2033 •	84	86
4.269% due 09/01/2035 •	337	351
4.327% due 07/01/2035 •	40	42
4.352% due 10/01/2035 •	22	23
4.359% due 08/01/2029 •	27	28
4.360% due 11/01/2035 •	135	138
4.368% due 09/01/2035 •	218	225
4.369% due 07/01/2035 •	102	107
4.393% due 05/25/2035	131	138
4.394% due 06/01/2029 •	1	1
4.395% due 06/01/2029 •	15	15
4.400% due 08/01/2035 •	50	52
4.402% due 07/01/2032 •	17	18
4.415% due 07/01/2034 •	124	130
4.428% due 05/01/2035 •	97	101
4.493% due 12/01/2035 •	74	76
4.497% due 03/01/2025 •	3	3
4.500% due 02/01/2038 - 05/01/2041	122	128
4.504% due 02/01/2032 •	49	51
4.507% due 01/01/2028 •	1	1
4.520% due 09/01/2028 - 09/01/2030 •	6	6
4.524% due 05/01/2026 •	4	4
4.527% due 09/01/2030 •	8	8
4.531% due 02/01/2028 •	22	22
4.542% due 09/01/2035 •	11	11
4.552% due 02/01/2035 •	168	174
4.575% due 11/01/2026 •	53	54
4.580% due 11/01/2031 •	12	12
4.581% due 04/01/2022 •	12	13
4.590% due 03/01/2035 •	109	114
4.605% due 04/01/2030 •	5	5
4.609% due 02/01/2027 - 01/01/2035 •	69	71
4.622% due 09/01/2031 •	10	10
4.628% due 11/01/2025 •	44	46
4.640% due 05/01/2029 •	10	10
4.643% due 10/01/2035 •	4	5
4.658% due 05/01/2030 •	18	19
4.672% due 11/01/2025 •	6	6
4.685% due 09/01/2034 •	108	114
4.695% due 06/01/2035 •	35	36
4.699% due 06/01/2030 •	44	45
4.705% due 02/01/2034 •	64	67
4.724% due 02/01/2030 •	94	100
4.737% due 12/01/2035 •	12	12
4.738% due 01/01/2026 •	71	73
4.746% due 03/01/2024 •	3	3
4.757% due 06/01/2032 •	66	69
4.760% due 04/01/2030 •	4	4
4.763% due 06/01/2035 •	561	595
4.770% due 04/01/2032 •	4	4
4.777% due 12/01/2031 •	3	3
4.780% due 11/01/2035 •	22	22
4.800% due 02/01/2035 •	22	23
4.825% due 01/01/2030 •	6	6
4.829% due 05/01/2036 •	51	54
4.861% due 02/01/2031 •	64	65
4.900% due 03/01/2030 •	27	27
4.975% due 07/01/2024 - 01/01/2030 •	77	79
4.985% due 12/01/2029 •	3	3
5.000% due 04/25/2023 - 11/01/2039	345	362
5.000% (COF 11 + 1.250%) due 01/01/2024 ~	1	1
5.000% due 05/01/2027 •	16	16
5.027% due 04/01/2035 •	7	7
5.037% due 02/01/2036 •	23	24

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.094% due 01/01/2029 •	6	6
5.100% due 09/01/2034 •	8	8
5.108% due 12/01/2027 •	11	11
5.125% due 12/01/2023 •	5	5
5.220% due 02/01/2024 •	47	48
5.413% due 09/01/2020 •	1	1
5.500% due 12/01/2035 - 11/01/2039	2,633	2,784
5.501% due 02/01/2031 •	29	30
5.686% due 12/01/2030 •	72	75
6.000% due 04/25/2031 - 07/01/2037	598	665
6.300% due 06/25/2031 ~	162	165
6.300% due 10/17/2038	19	19
6.500% due 05/25/2020 - 10/25/2031	1,242	1,382
6.500% due 04/25/2038 (a)	267	65
6.589% due 10/25/2031 þ	3	3
6.850% due 12/18/2027	203	228
7.000% due 03/25/2020 - 09/01/2032	296	320
7.500% due 03/25/2023 - 07/25/2041	553	618
7.532% due 06/25/2042	379	605
7.800% due 10/25/2022	10	11
7.800% due 06/25/2026 ~	3	4
8.198% due 06/25/2032 ~	4	4
8.750% due 11/25/2019 - 06/25/2021	3	3
9.000% due 03/25/2021	4	4
9.000% due 05/25/2022 - 06/25/2022 (a)	2	0
9.500% due 11/25/2020	9	9
Fannie Mae UMBS
2.000% due 11/01/2026 - 03/01/2033	4,557	4,514
2.500% due 01/01/2033 - 11/01/2046	7,483	7,477
2.500% due 03/01/2047 (f)	12,061	11,974
3.000% due 05/01/2024 - 06/01/2049	7,460	7,590
3.000% due 04/01/2031 - 12/01/2046 (f)	46,391	47,330
3.500% due 09/01/2025 - 04/01/2049	24,068	24,923
3.500% due 12/01/2039 - 03/01/2048 (f)	81,981	84,833
4.000% due 07/01/2025 - 04/01/2048	80,367	84,942
4.000% due 11/01/2033 - 12/01/2048 (f)	100,876	106,427
4.500% due 09/01/2019 - 05/01/2049	18,653	19,852
4.500% due 07/01/2041 - 01/01/2049 (f)	27,880	29,965
5.000% due 10/01/2021 - 03/01/2049	18,483	19,730
5.500% due 01/01/2021 - 02/01/2042	17,593	19,359
6.000% due 03/01/2021 - 05/01/2041	17,144	19,029
6.000% due 11/01/2040 (f)	5,394	6,119
6.500% due 07/01/2019 - 05/01/2040	8,894	10,170
8.000% due 07/01/2030 - 05/01/2032	21	25
8.500% due 08/01/2037	9	9
9.000% due 11/01/2025	3	3
Fannie Mae UMBS, TBA
2.000% due 07/01/2034	33,000	32,676
2.500% due 07/01/2034 - 08/01/2049	109,250	109,915
3.000% due 08/01/2034 - 09/01/2049	545,880	550,745
3.500% due 07/01/2034 - 09/01/2049	444,053	454,256
4.000% due 07/01/2034 - 09/01/2049	195,130	201,753
4.500% due 08/01/2049	52,614	54,966
5.000% due 08/01/2049	119,950	126,746
6.000% due 07/01/2049	1,000	1,095
Farmer Mac 8.085% due 04/25/2030 «~	87	87
FDIC Structured Sale Guaranteed Notes 2.902% due 11/29/2037 •	352	351
Federal Housing Administration
6.896% due 07/01/2020	10	10
7.430% due 02/01/2020 - 12/01/2023	144	145
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	74,546	62,719
1.089% due 01/25/2020 ~(a)	49,398	132
1.112% due 11/25/2022 ~(a)	29,430	825
1.323% due 04/25/2021 ~(a)	89,438	1,600
1.381% due 10/15/2037 ~(a)	456	19
1.425% due 11/25/2019 ~(a)	29,851	86
1.520% due 11/25/2019 ~(a)	71,218	257
1.558% due 10/15/2037 ~(a)	160	8
1.647% due 11/15/2038	1,406	86
1.663% due 08/15/2041	443	24
1.742% due 05/15/2037 ~(a)	327	18
1.791% due 08/15/2036	824	55
1.815% due 03/15/2037 ~(a)	488	32
1.834% due 10/15/2041 ~(a)	801	36
1.883% due 11/15/2036 ~(a)	1,228	88
1.909% due 06/15/2038 ~(a)	856	63
1.997% due 02/15/2038 ~(a)	1,092	68
2.355% due 07/01/2030 •	84	83
2.500% due 12/15/2027 (a)	4,794	317
2.500% due 01/01/2032 - 12/01/2032	7,315	7,372
2.524% due 07/25/2031 •	40	40
2.529% due 05/25/2031 •	128	127
2.594% due 03/15/2031 •	54	54

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.644% due 07/15/2034 •	7	7
2.710% due 09/25/2031 •	100	99
2.744% due 12/15/2029 •	60	60
2.761% due 11/25/2021 •	964	964
2.781% due 09/25/2021 •	337	337
2.790% due 10/15/2037 •	2,087	2,089
2.836% due 04/15/2038 •	29,666	29,527
2.844% due 03/15/2024 - 12/15/2031 •	159	159
2.894% due 05/15/2023 - 06/15/2042 •	16,885	16,878
2.944% due 03/15/2032 •	1	1
2.994% due 08/15/2035 •	640	648
3.000% due 08/15/2032 - 05/15/2048	18,707	18,220
3.000% due 12/15/2042 - 09/15/2048 (a)	12,145	1,377
3.254% due 04/25/2023 ~	35,670	36,452
3.344% due 04/15/2031 •	617	632
3.394% due 06/15/2031 •	44	46
3.500% due 12/15/2022 - 07/01/2043	74,394	16,984
3.500% due 08/15/2026 - 08/15/2045 (a)	34,303	5,270
3.594% due 07/15/2027 •	261	267
4.000% due 06/01/2029 - 10/01/2048	27,171	17,151
4.000% due 08/01/2042 - 12/01/2048 (f)	21,930	23,099
4.016% due 08/15/2032 ~	35	35
4.252% due 10/01/2023 •	64	66
4.280% due 03/01/2029 •	17	17
4.294% due 12/01/2035 •	475	494
4.335% due 04/01/2025 •	8	8
4.375% due 08/01/2029 •	12	12
4.403% due 10/01/2035 •	86	89
4.423% due 10/01/2027 •	8	9
4.500% due 03/01/2029 - 06/01/2048	11,527	12,269
4.500% due 05/01/2040 (f)	5,908	6,352
4.515% due 05/01/2032 •	7	7
4.534% due 08/01/2035 •	43	45
4.593% due 04/01/2029 •	7	7
4.596% due 10/01/2036 •	86	91
4.625% due 10/01/2024 •	43	43
4.627% due 06/01/2028 •	20	21
4.631% due 11/01/2027 •	55	56
4.632% due 07/01/2027 •	12	13
4.651% due 06/01/2022 •	1	1
4.656% due 10/01/2024 •	23	23
4.671% due 11/01/2031 •	1	1
4.675% due 07/01/2030 •	3	3
4.677% due 01/01/2028 •	16	17
4.689% due 10/01/2023 •	13	14
4.691% due 06/01/2024 •	3	3
4.718% due 07/01/2035 •	199	210
4.721% due 11/01/2029 •	320	333
4.723% due 12/01/2032 •	38	40
4.730% due 03/01/2033 - 11/01/2034 •	168	176
4.744% due 02/01/2029 •	29	30
4.745% due 09/01/2026 •	19	19
4.746% due 07/01/2024 •	13	13
4.750% due 04/01/2031 •	2	2
4.810% due 08/01/2030 •	2	2
4.817% due 09/01/2028 •	7	7
4.825% due 09/01/2027 •	18	18
4.827% due 10/01/2027 •	11	11
4.835% due 12/01/2026 •	5	5
4.850% due 05/01/2032 •	1	1
4.851% due 05/01/2032 •	127	132
4.854% due 12/01/2029 •	30	31
4.865% due 02/01/2027 - 05/01/2032 •	158	163
4.867% due 02/01/2031 •	1	1
4.868% due 08/01/2027 •	4	4
4.872% due 07/01/2028 •	101	105
4.874% due 03/01/2032 •	11	12
4.875% due 11/01/2027 - 03/01/2033 •	31	33
4.877% due 06/01/2022 •	1	1
4.900% due 02/01/2029 •	9	9
5.000% due 10/01/2021 - 07/01/2041	16,842	18,222
5.012% due 10/15/2040 •	18	21
5.040% due 02/01/2027 •	95	97
5.053% due 09/01/2024 •	5	5
5.056% due 04/01/2036 •	52	55
5.232% due 03/01/2027 •	2	2
5.500% due 09/01/2019 - 06/01/2041	33,025	36,235
5.634% due 05/15/2041	4,005	4,641
5.760% due 05/15/2035 •	3,589	4,282
6.000% due 10/01/2021 - 05/01/2040	5,772	6,501
6.240% due 01/15/2035 •	4,986	6,171
6.250% due 12/15/2028	167	183
6.500% due 03/15/2021 - 10/25/2043	2,396	2,735
7.000% due 11/15/2020 - 12/01/2032	132	143
7.000% due 10/25/2023 (a)	11	1
7.400% due 02/01/2021	2	2

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

7.500% due 03/01/2022 - 01/15/2030	92	108
7.500% due 08/15/2029 (a)	3	1
7.645% due 05/01/2025	437	495
8.000% due 06/01/2030 - 09/01/2030	2	2
8.500% due 08/01/2024 - 08/01/2027	43	49
9.000% due 12/15/2020	2	2
9.500% due 12/15/2020	11	11
9.500% due 11/01/2021 (a)	1	0
Freddie Mac UMBS 2.500% due 01/01/2047	1,969	1,954
Freddie Mac, TBA 4.000% due 07/01/2049	119,000	123,051
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	348	316
0.399% due 06/16/2043 ~(a)	25,159	196
0.624% due 12/20/2045 ~(a)	1,844	50
0.766% due 06/20/2042	2,601	95
0.832% due 09/20/2045 ~(a)	3,094	108
0.839% due 06/20/2042 ~(a)	2,378	94
0.848% due 11/20/2045 ~(a)	1,845	64
0.946% due 08/20/2045 ~(a)	921	29
0.992% due 03/16/2051 ~(a)	924	6
1.124% due 06/20/2043 ~(a)	1,961	65
2.500% due 03/20/2027 - 10/15/2046	5,073	5,144
2.594% due 05/16/2030 •	1	1
2.733% due 06/20/2032 •	83	83
3.000% due 05/20/2039 - 06/20/2046 (a)	4,423	376
3.000% due 12/15/2042 - 02/15/2047	3,799	3,882
3.375% due 03/20/2027	4	4
3.461% due 01/20/2059 •	608	619
3.474% due 10/20/2058 •	422	430
3.479% due 09/20/2045	1,736	1,968
3.500% due 11/15/2041 - 05/20/2049	74,208	68,617
3.500% due 08/20/2042 - 09/20/2046 (a)	9,957	1,343
3.500% due 06/15/2043 - 02/20/2048 (f)	47,456	49,063
3.625% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2026 ~	657	670
3.625% due 04/20/2027 - 04/20/2033 •	3,899	4,040
3.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	406	413
3.750% due 08/20/2024 - 07/20/2035 •	6,567	6,841
4.000% (H15T1Y + 1.500%) due 09/20/2019 - 03/20/2026 ~	433	441
4.000% due 01/20/2027 - 02/20/2032 •	568	583
4.000% due 09/15/2040 - 08/15/2048	28,312	29,977
4.000% due 07/15/2046 (f)	6,391	6,792
4.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2025 ~	9	10
4.125% due 12/20/2027 - 12/20/2032 •	1,082	1,123
4.500% due 01/20/2034 •	2,135	2,263
4.500% due 06/15/2035 - 03/20/2049	37,168	39,338
4.500% due 04/20/2045 - 05/20/2049 (f)	24,987	26,292
5.000% due 03/15/2033 - 11/20/2048	25,996	28,291
5.000% due 08/20/2043 - 06/20/2049 (f)	97,042	102,059
5.500% due 05/15/2031 - 04/20/2049	13,534	14,868
6.000% due 09/15/2036 - 12/15/2040	1,832	2,045
6.500% due 10/15/2023 - 07/15/2039	2,674	3,035
7.000% due 09/15/2025 - 09/20/2028	20	21
7.500% due 12/15/2022 - 11/15/2031	44	45
7.750% due 10/15/2025	9	9
8.000% due 06/15/2024 - 09/15/2031	75	87
8.500% due 06/15/2027 - 01/20/2031	323	347
9.000% due 04/15/2020 - 09/15/2030	28	28
9.500% due 12/15/2021	2	2
Ginnie Mae, TBA
3.000% due 07/01/2049 - 08/01/2049	150,000	153,001
3.500% due 07/01/2049 - 08/01/2049	221,312	228,373
4.000% due 07/01/2049 - 08/01/2049	312,500	323,885
4.500% due 07/01/2049 - 08/01/2049	199,000	207,385
5.000% due 07/01/2049	9,300	9,723
Small Business Administration
5.370% due 04/01/2028	1,890	2,035
5.490% due 05/01/2028	2,147	2,335
5.870% due 05/01/2026 - 07/01/2028	1,680	1,822
6.220% due 12/01/2028	268	295
7.190% due 12/01/2019	1	1
7.220% due 11/01/2020	18	18
Vendee Mortgage Trust
6.341% due 01/15/2030 ~	193	220
6.500% due 03/15/2029	434	484
Total U.S. Government Agencies (Cost $3,955,307)		3,985,029
U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Notes
2.250% due 03/31/2026 (f)(i)	14,100	14,441
2.500% due 02/28/2026 (f)	28,900	30,046
2.625% due 12/31/2025 (f)(i)	26,900	28,161
2.625% due 01/31/2026 (f)(i)	7,700	8,062
2.750% due 08/31/2025 (f)	1,600	1,684

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.000% due 09/30/2025 (f)	14,000	14,950
Total U.S. Treasury Obligations (Cost $93,586)		97,344
NON-AGENCY MORTGAGE-BACKED SECURITIES 14.9%
Adjustable Rate Mortgage Trust 4.446% due 09/25/2035 ^~	515	497
AREIT Trust 3.381% due 11/14/2035 •	14,415	14,442
Banc of America Funding Trust
2.963% due 05/20/2035 ^•	452	401
5.753% due 10/25/2036 ^þ	965	932
5.837% due 01/25/2037 ^þ	862	862
Banc of America Mortgage Trust
4.479% due 02/25/2036 ^~	247	235
4.689% due 07/25/2034 ~	3	3
4.973% due 07/20/2032 ~	4	5
5.127% due 06/20/2031 ~	105	109
6.500% due 10/25/2031	11	12
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	2	2
4.436% due 02/25/2033 ~	3	3
4.585% due 08/25/2033 ~	155	158
4.806% due 08/25/2033 ~	282	293
5.021% due 01/25/2034 ~	3	2
Bear Stearns ALT-A Trust
3.987% due 11/25/2036 ^~	626	525
3.999% due 11/25/2036 ^~	271	247
4.110% due 11/25/2036 ~	600	558
4.625% due 05/25/2035 ~	289	294
Bear Stearns Mortgage Securities, Inc. 4.405% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust 3.801% due 12/26/2046 ^~	1,180	1,024
BellaVista Mortgage Trust 2.640% due 05/20/2045 •	287	232
BX Commercial Mortgage Trust
3.144% due 11/15/2035 •	38,657	38,729
3.694% due 11/15/2035 •	23,552	23,569
Chase Mortgage Finance Trust 3.995% due 09/25/2036 ^~	41	39
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.584% due 05/25/2036 •	142	143
2.654% due 08/25/2035 •	256	257
2.953% due 01/25/2035 ~	303	298
Citigroup Mortgage Loan Trust
4.552% due 08/25/2035 ^~	275	247
4.810% due 05/25/2035 •	5	5
Citigroup Mortgage Loan Trust, Inc. 4.680% due 09/25/2035 •	281	288
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	811	810
Commercial Mortgage Trust 2.082% due 07/10/2046 ~(a)	13,387	184
Countrywide Alternative Loan Resecuritization Trust
4.484% due 03/25/2047 ~	17	17
6.000% due 08/25/2037 ^~	129	92
Countrywide Alternative Loan Trust
2.574% due 01/25/2037 ^•	98	96
2.583% due 07/20/2046 ^•	515	408
2.604% due 05/25/2036 •	53	47
2.614% due 05/25/2035 •	824	792
2.624% due 05/25/2035 •	153	143
2.654% due 05/25/2035 •	222	198
2.654% due 09/25/2046 ^•	3,752	3,099
2.654% due 10/25/2046 ^•	674	531
2.663% due 09/20/2046 •	6,410	3,925
2.664% due 07/25/2046 ^•	1,680	1,134
2.684% due 12/25/2035 •	238	235
2.744% due 10/25/2046 ^•	1,780	1,183
2.754% due 06/25/2047 ^•	26	4
6.250% due 11/25/2036 ^	1,055	947
Countrywide Home Loan Mortgage Pass-Through Trust
2.704% due 04/25/2046 ^•	165	9
2.744% due 03/25/2036 •	333	133
2.754% due 02/25/2036 ^•	183	46
2.864% due 05/25/2035 •	838	777
2.944% due 02/25/2035 •	125	122
2.984% due 04/25/2035 •	532	517
3.044% due 03/25/2035 •	65	61
3.064% due 02/25/2035 •	508	508
3.084% due 02/25/2035 •	12	12
3.204% due 03/25/2035 ^•	47	3
3.841% due 02/20/2036 ^~	242	211
3.927% due 08/25/2034 ^~	246	236
4.025% due 09/25/2047 ^~	573	545

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.350% due 09/25/2034 ^~	166	159
4.463% due 06/19/2031 ~	5	5
4.750% due 07/19/2031 ~	5	5
Credit Suisse First Boston Mortgage Securities Corp.
4.252% due 06/25/2033 ~	11	11
5.380% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	2,259	1,101
Credit Suisse Mortgage Capital Trust 4.789% due 05/27/2053 ~	5,091	5,319
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 2.504% due 10/25/2036 ^•	14	11
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	4	4
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	6	6
GreenPoint Mortgage Funding Trust
2.604% due 12/25/2046 ^•	2,300	2,167
2.674% due 04/25/2036 ^•	182	580
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~	27	27
GSR Mortgage Loan Trust
2.664% due 08/25/2046 •	3,005	1,628
3.919% due 06/25/2034 ~	21	21
4.180% due 04/25/2036 ~	210	190
HarborView Mortgage Loan Trust
2.520% due 03/19/2037 •	395	386
2.573% due 07/21/2036 •	493	427
2.610% due 05/19/2046 ^•	702	344
3.568% due 11/19/2034 ~	57	51
4.526% due 08/19/2036 ^~	281	270
4.554% due 08/19/2034 ~	1,314	1,320
4.697% due 07/19/2035 ^~	8	8
HomeBanc Mortgage Trust
2.584% due 12/25/2036 •	176	174
3.264% due 08/25/2029 •	305	295
Impac Secured Assets Trust 2.554% due 11/25/2036 •	934	883
IndyMac Adjustable Rate Mortgage Trust 3.902% due 01/25/2032 ~	4	4
IndyMac Mortgage Loan Trust
2.614% due 05/25/2046 •	1,025	1,002
2.704% due 11/25/2035 ^•	140	109
2.704% due 06/25/2037 ^•	403	257
2.884% due 04/25/2035 •	79	77
2.884% due 07/25/2035 •	835	833
3.044% due 02/25/2035 •	188	184
3.772% due 01/25/2036 ^~	780	701
3.926% due 08/25/2035 ^~	828	754
3.962% due 01/25/2036 ^~	1	1
4.290% due 12/25/2034 ~	6	6
JPMorgan Mortgage Trust
3.354% due 08/25/2049 •	34,253	34,485
4.496% due 10/25/2035 ~	1,144	1,102
Lehman XS Trust 2.724% due 11/25/2046 ^•	1,568	1,294
Luminent Mortgage Trust 2.764% due 12/25/2036 ^•	1,012	963
MASTR Adjustable Rate Mortgages Trust
2.644% due 05/25/2037 •	502	315
3.004% due 05/25/2047 ^•	2,489	3,591
3.084% due 05/25/2047 ^•	2,111	2,273
MASTR Asset Securitization Trust 5.000% due 12/25/2019	2	2
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	102	106
MASTR Seasoned Securitization Trust 4.489% due 10/25/2032 ~	190	194
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.094% due 11/15/2031 •	295	298
3.274% due 11/15/2031 •	36	36
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.834% due 12/15/2030 •	409	401
2.874% due 06/15/2030 •	317	316
Merrill Lynch Alternative Note Asset Trust 2.704% due 03/25/2037 •	1,108	476
Merrill Lynch Mortgage Investors Trust
3.357% due 10/25/2028 •	35	35
4.193% due 01/25/2029 ~	1,691	1,669
4.344% due 04/25/2035 ~	9	9
Morgan Stanley Mortgage Loan Trust
2.914% due 02/25/2047 •	1,107	679
4.250% due 07/25/2035 ^~	766	716
Mortgage Equity Conversion Asset Trust
2.440% due 01/25/2042 •	27,206	25,104
2.450% due 05/25/2042 •	10,990	10,136

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.880% due 02/25/2042 •	3,857	3,584
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	202	207
Prime Mortgage Trust
2.804% due 02/25/2034 •	27	26
4.750% due 11/25/2019	1	1
Residential Accredit Loans, Inc. Trust
2.674% due 05/25/2046 ^•	730	646
2.904% due 06/25/2035 •	277	240
4.240% due 08/25/2035 ^~	544	353
Residential Funding Mortgage Securities, Inc. Trust 4.485% due 09/25/2035 ^~	967	806
Sequoia Mortgage Trust
3.030% due 04/19/2027 •	36	35
3.090% due 10/19/2026 •	15	15
3.143% due 10/20/2027 •	266	260
3.156% due 11/22/2024 •	2	2
3.808% due 01/20/2047 ^~	622	506
Structured Adjustable Rate Mortgage Loan Trust
3.139% due 06/25/2034 •	502	475
3.874% due 11/25/2035 ^~	615	585
4.044% due 10/25/2037 ^•	1,265	1,170
4.054% due 01/25/2035 ~	551	555
4.246% due 07/25/2035 ^~	42	39
4.329% due 08/25/2035 ~	13	13
4.463% due 07/25/2034 ~	28	28
Structured Asset Mortgage Investments Trust
2.594% due 06/25/2036 •	269	270
2.614% due 05/25/2036 •	981	926
2.640% due 07/19/2035 •	1,728	1,712
2.664% due 03/25/2037 •	142	104
2.704% due 08/25/2036 ^•	3,297	2,840
2.864% due 05/25/2045 •	1,128	1,127
3.050% due 09/19/2032 •	845	837
3.050% due 10/19/2034 •	114	115
3.090% due 03/19/2034 •	499	501
Structured Asset Mortgage Investments, Inc. 0.835% due 05/02/2030 ~	54	6
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates 0.000% due 05/25/2022 ~	1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.413% due 06/25/2033 ~	11	11
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ	1,266	689
5.970% due 09/25/2036 ^þ	9,085	784
6.015% due 07/25/2037 þ	2,257	1,572
Thornburg Mortgage Securities Trust 4.554% due 06/25/2043 ~	426	438
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 01/25/2047 •	1,064	1,061
2.664% due 11/25/2045 •	931	941
2.694% due 10/25/2045 •	90	90
2.734% due 01/25/2045 •	1,025	1,018
2.904% due 07/25/2044 •	144	147
3.044% due 01/25/2045 •	238	239
3.044% due 07/25/2045 •	42	43
3.104% due 12/25/2045 •	837	621
3.344% due 11/25/2046 •	282	264
3.504% due 02/25/2046 •	1,031	1,054
3.566% due 04/25/2037 ^~	921	848
3.683% due 12/25/2036 ^~	943	897
3.704% due 11/25/2042 •	48	47
3.904% due 06/25/2042 •	255	252
3.904% due 08/25/2042 •	510	499
4.181% due 12/25/2035 ~	240	239
4.264% due 08/25/2033 ~	309	320
4.347% due 09/25/2033 ~	132	137
4.814% due 03/25/2034 ~	7	7
Washington Mutual Mortgage Pass-Through Certificates Trust
2.654% due 07/25/2046 ^•	105	81
4.335% due 11/25/2030 ~	161	165
6.268% due 07/25/2036 þ	2,710	1,172
Wells Fargo Commercial Mortgage Trust 1.933% due 10/15/2045 ~(a)	38,046	1,774
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•	368	329
4.703% due 10/25/2033 ~	63	65
4.901% due 12/25/2033 ~	162	169
4.945% due 07/25/2034 ~	20	21
4.947% due 06/25/2035 ~	244	255
Total Non-Agency Mortgage-Backed Securities (Cost $234,987)		239,195
ASSET-BACKED SECURITIES 22.0%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	845	670

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
2.464% due 10/25/2036 •	176	92
3.104% due 08/25/2030 •	15	15
3.454% due 07/25/2034 •	763	768
AFC Home Equity Loan Trust
3.214% due 06/25/2029 •	196	172
Allegro CLO Ltd. 3.803% due 01/30/2026 •	2,322	2,323
Amortizing Residential Collateral Trust 3.104% due 10/25/2031 •	187	185
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.899% due 06/25/2028 •	10	10
3.034% due 09/25/2028 •	231	233
3.344% due 06/25/2029 •	204	200
Apex Credit CLO Ltd. 3.632% due 10/27/2028 •	6,200	6,208
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.894% due 10/25/2035 •	7,500	7,530
Asset-Backed Funding Certificates Trust
3.104% due 06/25/2034 •	195	194
3.424% due 03/25/2032 •	348	349
Asset-Backed Securities Corp. Home Equity Loan Trust
2.484% due 05/25/2037 •	1	1
2.914% due 06/15/2031 •	183	173
3.349% due 09/25/2034 •	3,103	3,142
Atrium Corp. 3.422% due 04/22/2027 •	2,500	2,493
B&M CLO Ltd. 3.331% due 04/16/2026 •	1,917	1,915
Bayview Financial Acquisition Trust 2.780% due 05/28/2037 •	1,433	1,349
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	388	391
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ	813	821
Bear Stearns Asset-Backed Securities Trust
2.804% due 09/25/2046 •	1,021	992
3.379% due 02/25/2034 •	362	368
3.604% due 10/25/2032 •	94	94
3.904% due 11/25/2042 •	313	322
4.858% due 06/25/2043 ~	17	17
Benefit Street Partners CLO Ltd. 3.842% due 01/20/2029 •	14,500	14,534
Brookside Mill CLO Ltd. 3.408% due 01/17/2028 •	2,900	2,886
CDC Mortgage Capital Trust 3.454% due 01/25/2033 •	331	332
Centex Home Equity Loan Trust
2.704% due 01/25/2032 •	95	94
3.254% due 01/25/2032 •	355	352
Chase Funding Trust
3.004% due 07/25/2033 •	21	21
3.044% due 08/25/2032 •	486	481
3.064% due 11/25/2032 •	293	292
CIFC Funding Ltd.
3.377% due 04/15/2027 •	5,300	5,297
3.440% due 10/25/2027 •	4,300	4,278
CIT Group Home Equity Loan Trust
2.970% due 06/25/2033 •	436	436
3.400% due 12/25/2031 •	224	225
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •	4,596	4,660
Citigroup Global Markets Mortgage Securities, Inc.
3.754% due 01/25/2032 •	326	328
6.930% due 08/25/2028	107	109
Citigroup Mortgage Loan Trust 2.464% due 07/25/2045 •	214	168
Citigroup Mortgage Loan Trust, Inc. 2.674% due 08/25/2036 •	3,170	3,135
Columbia Cent CLO Ltd. 3.730% due 10/25/2028 •	12,300	12,291
Conseco Finance Corp. 6.240% due 12/01/2028	137	139
Conseco Finance Home Equity Loan Trust 3.894% due 05/15/2032 •	176	177
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 •	1,499	1,365
2.604% due 09/25/2037 •	811	676
3.304% due 06/25/2033 •	31	31
3.404% due 09/25/2032 •	1,351	1,317
Countrywide Asset-Backed Certificates Trust 3.304% due 10/25/2047 •	1,445	1,418
Credit Suisse First Boston Mortgage Securities Corp.
2.764% due 05/25/2044 •	111	111
3.144% due 08/25/2032 •	143	141

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC 3.504% due 04/25/2032 •	43	43
Credit-Based Asset Servicing & Securitization Trust 2.474% due 01/25/2037 ^•	312	132
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •	3,606	3,604
Delta Funding Home Equity Loan Trust 3.214% due 09/15/2029 •	12	12
Ellington Loan Acquisition Trust 3.454% due 05/25/2037 •	1,825	1,831
EMC Mortgage Loan Trust 3.144% due 05/25/2040 •	228	227
EquiFirst Mortgage Loan Trust 2.884% due 01/25/2034 •	119	116
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	397	114
Flagship Ltd. 3.712% due 01/20/2026 •	1,154	1,155
Flatiron CLO Ltd. 3.748% due 01/17/2026 •	4,282	4,284
Fremont Home Loan Trust 2.670% due 08/25/2036 •	7,342	3,276
Gallatin CLO Ltd.
3.642% due 01/21/2028 •	8,700	8,692
3.647% due 07/15/2027 ~	6,225	6,221
GE-WMC Mortgage Securities Trust 2.444% due 08/25/2036 •	45	30
GMAC Mortgage Corp. Home Equity Loan Trust 2.884% due 01/25/2029 •	29	28
GSAMP Trust
2.704% due 10/25/2036 ^•	7,979	615
2.804% due 02/25/2033 •	180	179
Home Equity Mortgage Loan Asset-Backed Trust 2.624% due 04/25/2037 •	962	768
IMC Home Equity Loan Trust
6.880% due 11/20/2028	0	1
7.520% due 08/20/2028	16	17
Jamestown CLO Ltd. 3.287% due 07/15/2026 •	2,728	2,723
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •	9,900	9,855
JPMorgan Mortgage Acquisition Trust
2.484% due 08/25/2036 •	45	26
2.664% due 03/25/2037 •	300	298
LCM LP 3.632% due 10/20/2027 •	1,450	1,450
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	5,522	5,637
Long Beach Mortgage Loan Trust
2.964% due 10/25/2034 •	62	61
3.454% due 10/25/2034 •	583	576
3.829% due 03/25/2032 •	401	402
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •	9,600	9,552
Marathon CLO Ltd. 3.392% due 11/21/2027 •	2,200	2,191
MASTR Asset-Backed Securities Trust 3.154% due 12/25/2034 ^•	1,138	1,134
Merrill Lynch Mortgage Investors Trust
2.464% due 10/25/2037 ^•	1,488	605
2.484% due 09/25/2037 •	228	131
3.124% due 06/25/2035 •	325	322
MESA Trust 3.204% due 12/25/2031 •	310	308
Mid-State Trust
6.340% due 12/15/2036	494	529
7.791% due 03/15/2038	780	876
Morgan Stanley Mortgage Loan Trust
2.764% due 04/25/2037 •	278	132
5.750% due 04/25/2037 ^~	706	485
6.000% due 02/25/2037 ^~	1,296	1,031
Mountain Hawk CLO Ltd. 3.412% due 07/20/2024 •	1,352	1,351
Mountain View CLO Ltd. 3.417% due 10/13/2027 •	4,600	4,583
NovaStar Mortgage Funding Trust 2.534% due 03/25/2037 •	2,250	1,711
Oaktree CLO Ltd. 3.812% due 10/20/2026 •	2,474	2,477
OCP CLO Ltd.
3.406% due 10/26/2027 •	6,880	6,867
3.438% due 04/17/2027 •	1,500	1,499
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •	3,931	3,932
Option One Mortgage Loan Trust
2.544% due 01/25/2037 •	705	468

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.184% due 02/25/2035 •	4,021	3,959
Option One Mortgage Loan Trust Asset-Backed Certificates 2.864% due 11/25/2035 •	400	391
OZLM Ltd.
3.633% due 04/30/2027 •	2,500	2,499
3.663% due 07/30/2027 •	7,000	6,996
Palmer Square Loan Funding Ltd.
3.418% due 11/15/2026 •	2,938	2,936
3.493% due 04/20/2027 •	5,600	5,606
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.154% due 07/25/2035 •	768	771
Renaissance Home Equity Loan Trust
2.764% due 11/25/2034 •	173	165
3.164% due 12/25/2032 •	21	21
3.284% due 08/25/2033 •	258	259
3.404% due 12/25/2033 •	1,446	1,427
3.604% due 08/25/2032 •	578	578
Residential Asset Mortgage Products Trust 3.034% due 09/25/2035 •	1,829	1,777
Residential Asset Securities Corp. Trust 2.984% due 06/25/2033 •	75	70
Residential Mortgage Loan Trust 3.904% due 09/25/2029 •	63	63
SACO Trust 2.924% due 06/25/2036 ^•	140	133
Saxon Asset Securities Trust 3.084% due 12/26/2034 •	407	409
Securitized Asset-Backed Receivables LLC Trust 2.550% due 12/25/2036 ^	2,410	811
SLM Student Loan Trust
2.750% due 07/25/2023 •	222	222
3.610% due 12/15/2033 •	2,784	2,782
4.080% due 04/25/2023 •	14,015	14,180
Sound Point CLO Ltd.
3.472% due 07/20/2027 •	10,700	10,711
3.482% due 01/20/2028 •	4,000	3,995
Soundview Home Loan Trust 2.464% due 11/25/2036 •	72	31
Specialty Underwriting & Residential Finance Trust 3.604% due 10/25/2035 •	601	581
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	18,983	19,212
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •	713	715
Structured Asset Investment Loan Trust
3.064% due 04/25/2035 •	1,506	1,511
3.379% due 09/25/2034 •	583	574
3.679% due 12/25/2034 •	976	993
3.829% due 04/25/2034 •	190	192
Structured Asset Securities Corp. Trust 2.864% due 09/25/2035 •	900	873
Symphony CLO Ltd. 3.477% due 04/15/2028 •	2,100	2,090
THL Credit Wind River CLO Ltd. 3.467% due 10/15/2027 •	1,100	1,098
TICP CLO Ltd. 3.432% due 04/20/2028 •	9,000	8,966
Tralee CLO Ltd.
3.702% due 10/20/2028 •	7,800	7,780
4.081% due 07/20/2029	12,800	12,748
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	748	740
UPS Capital Business Credit 2.974% due 04/15/2026 •	76	2
Utah State Board of Regents 3.154% due 01/25/2057 •	12,407	12,410
Venture CLO Ltd.
3.417% due 04/15/2027 •	7,400	7,389
3.477% due 07/15/2027 •	5,100	5,106
3.667% due 04/15/2027	10,000	9,976
3.742% due 10/22/2031 •	7,000	6,998
Voya CLO Ltd. 3.300% due 07/25/2026 •	5,290	5,286
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 3.034% due 04/25/2034 •	536	513
Zais CLO Ltd. 3.747% due 04/15/2028 •	7,600	7,616
Total Asset-Backed Securities (Cost $361,582)		353,039
SHORT-TERM INSTRUMENTS 2.4%
COMMERCIAL PAPER 2.0%
Boston Scientific Corp. 2.910% due 07/10/2019	3,700	3,697

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Broadcom, Inc. 2.910% due 07/09/2019	5,300	5,296
Campbell Soup Co.
2.980% due 07/15/2019	900	899
3.100% due 08/15/2019	2,150	2,143
CRH America Finance, Inc. 2.830% due 07/09/2019	250	250
Enable Midstream Partners LP 3.150% due 07/25/2019	1,600	1,597
Enbridge (U.S.), Inc. 2.830% due 08/06/2019	3,044	3,035
Encana Corp.
3.120% due 07/02/2019	1,400	1,399
3.200% due 08/01/2019	3,600	3,591
Energy Transfer Partners LP 3.040% due 07/08/2019	6,300	6,295
Royal Caribbean Cruise
2.850% due 07/30/2019	1,500	1,497
2.900% due 07/11/2019	1,250	1,249
2.900% due 07/15/2019	850	849
		31,797
REPURCHASE AGREEMENTS (e) 0.2%		3,693
U.S. TREASURY BILLS 0.2%
2.125% due 07/11/2019 - 08/29/2019 (c)(d)(i)	2,372	2,366
Total Short-Term Instruments (Cost $37,856)		37,856
Total Investments in Securities (Cost $4,689,368)		4,717,264
	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	1,513,929	14,976
Total Short-Term Instruments (Cost $14,976)		14,976
Total Investments in Affiliates (Cost $14,976)		14,976
Total Investments 295.2% (Cost $4,704,345)		$4,732,240
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $(7,955))		2,146
Other Assets and Liabilities, net (195.3)%		(3,131,102)
Net Assets 100.0%		$1,603,284

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$3,693	U.S. Treasury Notes 2.250% due 03/31/2021	$(3,769)	$3,693	$3,694
Total Repurchase Agreements						$(3,769)	$3,693	$3,694

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.640%	06/13/2019	07/15/2019	$(46,909)	$(46,971)
	2.640	06/20/2019	07/15/2019	(114,407)	(114,499)
BPS	2.630	06/07/2019	07/15/2019	(10,475)	(10,493)
	2.630	06/18/2019	07/15/2019	(11,216)	(11,227)
CSN	2.640	06/13/2019	07/15/2019	(81,117)	(81,224)
	2.660	06/13/2019	07/15/2019	(38,871)	(38,923)
	2.660	06/18/2019	07/15/2019	(14,250)	(14,264)
	2.680	06/21/2019	07/23/2019	(6,733)	(6,738)
IND	2.600	06/25/2019	07/25/2019	(2,503)	(2,504)
RCY	2.650	06/13/2019	07/15/2019	(138,468)	(138,652)
	2.650	06/18/2019	07/15/2019	(11,845)	(11,856)
Total Reverse Repurchase Agreements					$(477,351)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.600%	04/16/2019	07/15/2019	$(11,778)	$(11,843)
	2.600	04/16/2019	07/15/2019	(14,487)	(14,566)
	2.600	04/17/2019	07/17/2019	(26,759)	(26,905)
	2.600	04/17/2019	07/17/2019	(5,094)	(5,121)
	2.600	04/17/2019	07/17/2019	(11,039)	(11,099)
	2.600	04/17/2019	07/17/2019	(13,893)	(13,969)
	2.600	04/23/2019	07/24/2019	(17,994)	(18,083)
Total Sale-Buyback Transactions					$(101,586)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.1)%
Fannie Mae UMBS, TBA	4.000%	07/01/2034	$75,000	$(77,639)	$(77,868)
Fannie Mae UMBS, TBA	4.500	08/01/2049	9,814	(10,248)	(10,253)
Fannie Mae UMBS, TBA	5.500	07/01/2049	34,800	(37,172)	(37,125)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Ginnie Mae, TBA	5.000	07/01/2049	66,100	(68,992)	(69,104)
Total Short Sales (12.1)%				$(194,051)	$(194,350)

(f)	Securities with an aggregate market value of $599,424 and cash of $390 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(514,935) at a weighted average interest rate of 2.620%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(122) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	$114.000	08/23/2019	181	$181	$2	$0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	115.000	08/23/2019	140	140	1	0
Total Purchased Options					$3	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	54	$13,242	$28	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2019	181	23,162	37	6	0
Total Futures Contracts				$65	$6	$(2)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$53,100	$1,982	$(2,504)	$(522)	$48	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	29,400	29	(430)	(401)	28	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	67,600	301	(3,198)	(2,897)	54	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	173,700	(6,834)	(6,353)	(13,187)	215	0
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	34,100	0	3,963	3,963	0	(57)
Pay	3-Month USD-LIBOR	2.697	Semi-Annual	01/04/2029	15,300	0	1,118	1,118	0	(28)
Pay	3-Month USD-LIBOR	2.757	Semi-Annual	02/01/2029	8,500	0	657	657	0	(26)
Pay	3-Month USD-LIBOR	2.710	Semi-Annual	02/05/2029	8,500	0	633	633	0	(15)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	81,990	(2,640)	(5,054)	(7,694)	144	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029	9,100	(678)	44	(634)	17	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	22,350	(855)	(1,636)	(2,491)	135	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	22,800	2,528	(3,835)	(1,307)	135	0
Total Swap Agreements						$(6,167)	$(16,595)	$(22,762)	$776	$(126)

Cash of $13,271 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1) This instrument has a forward starting effective date.
(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	08/27/2019	247,000	$161	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	09/20/2019	247,000	141	1
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	08/22/2019	741,000	593	1

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/30/2019	134,000	100	3
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	08/05/2019	84,000	85	819
							$1,080	$824

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	$67.500	08/06/2019	241,000	$9	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	50,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	2,500	0	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.625	09/05/2019	10,250	30	25
	Put - OTC Freddie Mac 4.000% due 09/01/2049	80.000	09/05/2019	119,000	5	0
	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2049	69.000	07/08/2019	118,000	5	0
SAL	Put - OTC Fannie Mae 2.000% due 08/01/2034	65.000	08/12/2019	33,000	1	0
	Call - OTC Fannie Mae 4.000% due 08/01/2034	133.000	08/12/2019	30,000	1	0
	Call - OTC Fannie Mae 5.500% due 08/01/2049	136.000	08/06/2019	17,500	1	0
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 08/01/2034	68.000	08/12/2019	27,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 08/01/2034	70.000	08/12/2019	79,000	3	0
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 08/01/2049	69.000	08/06/2019	11,000	0	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	75.000	07/08/2019	30,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2034	71.000	08/12/2019	75,000	3	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	70.000	08/06/2019	318,700	13	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.719	09/05/2019	10,250	31	28
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	75.000	07/08/2019	36,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2034	72.000	08/12/2019	49,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	71.000	08/06/2019	250,000	10	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.000	08/06/2019	330,000	13	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	77.000	07/08/2019	8,000	0	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	73.000	08/06/2019	186,000	7	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	73.000	09/05/2019	6,000	0	0
	Call - OTC Fannie Mae UMBS, TBA 4.500% due 08/01/2049	134.000	08/06/2019	37,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 5.000% due 07/01/2049	77.000	07/08/2019	112,000	4	0
	Put - OTC Fannie Mae UMBS, TBA 5.000% due 08/01/2049	75.000	08/06/2019	40,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	70.000	08/06/2019	77,000	3	0
	Put - OTC Fannie Mae UMBS, TBA 5.000% due 08/01/2049	75.000	08/06/2019	42,000	2	0
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2049	74.000	09/05/2019	15,000	1	1
	Put - OTC Freddie Mac, TBA 3.500% due 07/01/2049	74.000	07/08/2019	2,500	0	0
	Put - OTC Ginnie Mae 3.000% due 08/01/2049	71.000	08/14/2019	16,400	1	0
	Put - OTC Ginnie Mae 3.500% due 08/01/2049	72.000	08/14/2019	6,500	0	0
	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2049	70.000	07/15/2019	113,000	4	0
	Put - OTC Ginnie Mae, TBA 3.500% due 07/01/2049	72.000	07/15/2019	302,000	12	0
	Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2049	72.000	07/15/2019	61,400	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2049	73.000	08/14/2019	251,500	10	0
	Put - OTC Ginnie Mae, TBA 4.500% due 08/01/2049	73.000	08/14/2019	74,600	3	0
	Put - OTC Ginnie Mae, TBA 4.500% due 08/01/2049	74.000	08/14/2019	247,000	10	0
	Put - OTC Ginnie Mae, TBA 5.000% due 08/01/2049	74.000	08/14/2019	40,000	2	0
					$196	$54
Total Purchased Options					$1,276	$878

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	08/27/2019	247,000	$(29)	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/20/2019	247,000	(25)	0
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/22/2019	741,000	(98)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/30/2019	134,000	(20)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/05/2019	84,000	(172)	(1,228)
							$(344)	$(1,228)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	$99.789	08/06/2019	15,500	$(46)	$(23)
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	102.734	09/05/2019	41,000	(51)	(29)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.359	08/06/2019	10,500	(25)	(9)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.359	08/06/2019	10,000	(19)	(22)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.758	09/05/2019	7,500	(15)	(9)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.336	09/05/2019	8,500	(25)	(16)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.762	09/05/2019	8,000	(23)	(23)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.336	09/05/2019	8,500	(20)	(27)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.758	09/05/2019	7,500	(12)	(14)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.672	07/08/2019	9,000	(6)	(53)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	99.938	08/06/2019	20,500	(32)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.418	08/06/2019	13,500	(27)	(11)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.938	08/06/2019	20,500	(26)	(99)
GSC	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.484	07/08/2019	18,000	(22)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.484	07/08/2019	18,000	(18)	(137)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	100.242	09/05/2019	8,000	(34)	(34)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.789	08/06/2019	4,000	(12)	(6)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.547	09/05/2019	8,000	(21)	(19)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.969	08/06/2019	27,500	(119)	(10)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	98.000	07/08/2019	9,000	(22)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	100.000	07/08/2019	9,000	(17)	(77)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.801	08/06/2019	16,500	(59)	(25)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.906	08/06/2019	51,500	(193)	(90)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.832	08/06/2019	17,500	(61)	(75)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.766	07/08/2019	18,000	(24)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.625	07/08/2019	13,500	(13)	(85)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	18,000	(17)	(90)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	99.984	08/06/2019	9,500	(15)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.156	08/06/2019	14,000	(20)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.234	08/06/2019	9,000	(12)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.375	08/06/2019	19,000	(21)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	27,500	(67)	(12)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.984	08/06/2019	9,500	(10)	(43)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.988	08/06/2019	14,500	(29)	(65)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.156	08/06/2019	14,000	(15)	(49)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.234	08/06/2019	9,000	(10)	(28)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.375	08/06/2019	19,000	(18)	(46)
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.000	08/06/2019	13,500	(23)	(7)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.000	08/06/2019	13,500	(19)	(47)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.516	07/08/2019	9,000	(11)	(66)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.844	08/06/2019	18,500	(66)	(78)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	8,000	(9)	(40)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.656	08/06/2019	37,000	(88)	(7)
					$(1,392)	$(1,476)
Total Written Options					$(1,736)	$(2,704)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$147	$0	$77	$77	$0
UAG	Merrill Lynch Mortgage Trust 5.603% due 06/12/2043 «	(1.080)	Monthly	06/12/2043	3,760	0	3,606	3,606	0
						$0	$3,683	$3,683	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)

								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 3.364% due 09/25/2034	0.960%	Monthly	09/25/2034	$873	$(297)	$303	$6	$0
	Encore Credit Receivables Trust 3.094% due 07/25/2035	0.690	Monthly	07/25/2035	2,947	(1,031)	746	0	(285)
	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	3	(3)	3	0	0
						$(1,331)	$1,052	$6	$(285)

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740%	Quarterly	12/18/2019	$50,000	$0	$(20)	$0	$(20)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Quarterly	12/18/2019	160,000	0	(85)	0	(85)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Quarterly	12/20/2019	95,000	0	89	89	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.784	Quarterly	08/16/2019	125,000	0	(43)	0	(43)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.750	Quarterly	10/28/2019	125,000	0	2	2	0
						$0	$(57)	$91	$(148)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	660,404	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2038	$4,293	$0	$(6)	$0	$(6)
	Pay	IOS.FN.550.08 Index	194,397	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	1,069	0	(6)	0	(6)
JPS	Pay	IOS.FN.600.08 Index	387,163	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	2,323	0	(9)	0	(9)
SAL	Pay	IOS.FN.550.08 Index	271,253	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	1,492	0	(8)	0	(8)
								$0	$(29)	$0	$(29)
Total Swap Agreements								$(1,331)	$4,649	$3,780	$(462)

(i)	Securities with an aggregate market value of $1,961 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$218	$0	$218
Industrials	0	1,320	0	1,320
Municipal Bonds & Notes
Texas	0	3,263	0	3,263
U.S. Government Agencies	0	3,984,942	87	3,985,029
U.S. Treasury Obligations	0	97,344	0	97,344
Non-Agency Mortgage-Backed Securities	0	239,195	0	239,195
Asset-Backed Securities	0	353,039	0	353,039
Short-Term Instruments
Commercial Paper	0	31,797	0	31,797
Repurchase Agreements	0	3,693	0	3,693
U.S. Treasury Bills	0	2,366	0	2,366
	$0	$4,717,177	$87	$4,717,264

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,976	$0	$0	$14,976

Total Investments	$14,976	$4,717,177	$87	$4,732,240

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(194,350)	$0	$(194,350)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	776	0	782
Over the counter	0	1,052	3,606	4,658
	$6	$1,828	$3,606	$5,440

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(126)	0	(128)
Over the counter	0	(3,166)	0	(3,166)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

	$(2)	$(3,292)	$0	$(3,294)
Total Financial Derivative Instruments	$4	$(1,464)	$3,606	$2,146
Totals	$14,980	$4,521,363	$3,693	$4,540,036

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 195.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$1,943	$1,956
Total Loan Participations and Assignments (Cost $1,914)			1,956
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 1.1%
Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026		200	210
4.000% due 01/15/2024		100	106
Alpha Bank AE 2.500% due 02/05/2023	EUR	5,200	6,231
Banca Monte dei Paschi di Siena SpA 2.000% due 01/29/2024		8,275	9,722
Banco La Hipotecaria S.A. 4.750% due 11/15/2022 «		$15,000	15,165
Physicians Realty LP 3.950% due 01/15/2028		3,600	3,631
Preferred Term Securities Ltd.
2.710% (US0003M + 0.300%) due 03/22/2037 ~		400	362
2.710% (US0003M + 0.300%) due 09/22/2037 ~		3,336	3,052
2.760% (US0003M + 0.350%) due 03/22/2038 ~		2,011	1,860
2.790% (US0003M + 0.380%) due 09/23/2035 ~		447	433
2.990% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,540
Ventas Realty LP 4.125% due 01/15/2026		11,400	12,068
WP Carey, Inc. 4.250% due 10/01/2026		200	208

			56,588

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,703
Times Square Hotel Trust 8.528% due 08/01/2026		344	404

			2,107

Total Corporate Bonds & Notes (Cost $54,752)			58,695

U.S. GOVERNMENT AGENCIES 106.7%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)		16,018	14,087
0.200% due 02/25/2043 •(a)		8,102	70
0.262% due 01/25/2044 ~(a)		6,804	65
0.840% due 01/25/2043 •		2,027	1,679
0.911% due 09/25/2022 ~(a)		101,350	1,798
1.120% due 01/25/2043 •		1,155	1,064
1.500% due 03/25/2042		2,378	2,066
1.546% due 08/25/2047 •(a)		78,396	5,949
1.548% due 10/25/2046 ~(a)		785	43
1.562% due 04/25/2046 ~(a)		2,492	123
1.581% due 04/25/2055		3,843	246
1.596% due 01/25/2033 •		3,525	3,369
1.635% due 07/25/2044 ~(a)		2,501	140
1.660% due 08/25/2055		2,412	137
1.664% due 08/25/2054		1,545	94
1.670% due 07/25/2052 ~(a)		2,358	120
1.695% due 07/25/2044 ~(a)		3,139	178
1.696% due 05/25/2047 •		8,078	7,641
1.746% due 02/25/2033 •		4,609	4,462
1.764% due 01/25/2045 ~(a)		2,504	110
1.770% due 03/25/2045 ~(a)		2,167	109
1.795% due 09/01/2043 •(j)		7,889	7,968
1.825% due 07/25/2045 ~(a)		10,348	700
1.882% due 09/25/2045 ~(a)		2,559	160
1.941% due 08/25/2044 ~(a)		2,195	121
2.000% due 12/25/2042		83	62
2.070% due 05/25/2043 •		3,311	3,356
2.352% due 10/25/2042 •		509	464
2.393% due 01/25/2043 •		2,998	2,819

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.413% due 01/01/2047 •	240	240
2.490% due 03/25/2043 •	1,974	1,980
2.500% due 06/25/2022	1	1
2.500% due 12/25/2027 - 02/25/2028 (a)	10,346	688
2.515% due 03/25/2043 •	27,434	26,176
2.560% due 03/25/2047 •	256	257
2.600% due 09/01/2024 (j)	15,400	15,579
2.704% due 05/25/2048 - 12/25/2048 •(j)	88,843	88,418
2.815% due 03/25/2033 •	11,009	11,311
2.905% due 09/01/2029 «(c)	9,100	9,300
2.940% due 02/25/2049	18,005	18,074
2.950% due 07/01/2029 «(c)	1,550,000	1,589
2.990% due 09/01/2025 (j)	6,990	7,278
3.000% due 12/25/2021 - 12/25/2048 (a)	256,287	27,628
3.000% due 09/25/2022 - 09/25/2048	67,617	65,244
3.000% due 09/01/2043 (j)	1,773	1,790
3.004% due 02/25/2024 •	5	5
3.010% due 04/01/2024 (j)	27,330	28,222
3.030% due 07/01/2029 «(c)	2,150	2,224
3.110% due 04/01/2024 (j)	8,500	8,895
3.110% due 09/01/2029 «(c)	4,119	4,255
3.174% due 11/25/2036 •	8,393	8,498
3.196% due 06/25/2044 •(a)	12,411	1,666
3.225% due 04/01/2048 •	533	547
3.236% due 05/01/2047 •(j)	6,560	6,705
3.254% due 07/25/2038 - 12/25/2039 •	2,943	2,981
3.330% due 07/01/2022	1,894	1,954
3.360% due 02/01/2032 (j)	11,385	11,999
3.370% due 10/01/2025 (j)	33,576	34,998
3.410% due 05/01/2048 •	447	455
3.430% due 03/01/2033	1,000	1,063
3.490% due 07/01/2026	4,028	4,323
3.500% due 10/25/2021 - 11/25/2047 (a)	197,520	26,292
3.500% due 10/25/2027 - 04/25/2046	47,919	20,298
3.540% due 06/01/2048 •	2,336	2,411
3.546% due 10/25/2043 •(a)	29,535	6,063
3.560% due 02/25/2047	17,966	3,600
3.568% due 07/25/2049 •(a)	17,601	3,549
3.575% due 02/01/2026 (j)	12,198	12,967
3.596% due 07/25/2046 - 04/25/2049 •(a)	80,766	16,737
3.596% due 05/25/2049	36,268	6,782
3.600% due 08/01/2023	434	459
3.604% due 06/01/2048 •	721	745
3.605% due 12/25/2042 - 10/25/2043 •	5,380	5,624
3.620% due 01/01/2029 (j)	4,966	5,381
3.640% due 11/25/2042 - 10/25/2045 •	7,492	7,929
3.646% due 10/25/2042 - 06/25/2049 •(a)	78,401	13,180
3.646% due 06/25/2049 (a)	11,996	2,613
3.660% due 02/01/2026 (j)	20,750	22,154
3.660% due 05/25/2042 - 09/25/2048	21,416	2,756
3.690% due 08/01/2023	3,485	3,687
3.696% due 06/25/2037 - 03/25/2045 •(a)	44,473	8,511
3.723% due 11/25/2042 - 05/25/2043 •	361	373
3.746% due 08/25/2042 - 09/25/2047 •(a)	45,712	8,053
3.750% due 05/25/2033 - 01/25/2044	2,449	2,650
3.760% due 08/25/2041	15,488	2,008
3.780% due 01/01/2029 (j)	5,350	5,878
3.796% due 06/25/2040 - 05/25/2048 •(a)	81,404	13,426
3.796% due 05/25/2048 •	15,771	16,627
3.840% due 02/01/2029	2,570	2,836
3.846% due 02/25/2043 •(a)	25,000	3,884
3.850% due 01/01/2029	8,383	9,259
3.930% due 02/01/2031	1,313	1,462
3.940% due 03/25/2042	3,661	668
3.950% due 02/01/2031	1,098	1,227
4.000% due 01/25/2033 - 06/25/2048 (a)	150,031	25,957
4.000% due 06/01/2033 - 04/25/2045	44,272	10,019
4.000% due 08/01/2033 (j)	1,698	1,772
4.000% due 03/25/2047 •	234	229
4.000% due 06/01/2049 (c)	25,040	26,108
4.000% due 06/01/2049 «(c)	30,717	32,095
4.050% due 12/01/2028	3,720	4,130
4.196% due 09/25/2040 •(a)	3,266	422
4.213% due 08/25/2033 •	778	834
4.246% due 05/25/2036 - 04/25/2037 •(a)	3,482	298
4.296% due 10/25/2026 - 08/25/2040 •(a)	4,904	473
4.310% due 11/25/2036	1,956	365
4.346% due 09/25/2039 •(a)	132	21
4.368% due 12/01/2034 •	267	278
4.396% due 12/25/2032 •(a)	2,595	444
4.407% due 08/25/2043 ~	39	41
4.466% due 06/01/2035 •	94	99
4.496% due 04/25/2038 •(a)	985	157
4.500% due 02/01/2038 - 08/01/2040	147	155
4.500% due 09/25/2046 (a)	3,724	706
4.549% due 05/25/2042 ~	36	37

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

4.607% due 01/01/2035 •	307	322
4.696% due 10/25/2034 •(a)	1,794	268
4.805% due 01/01/2035 •	677	713
4.820% due 10/25/2041 •	687	715
4.822% due 11/25/2041	3,331	3,832
4.850% due 12/01/2035 •	1,255	1,329
5.000% due 01/25/2043	1,990	2,097
5.000% due 04/25/2033 - 07/25/2040	232	259
5.120% due 06/25/2043	6,798	7,786
5.227% due 08/25/2043 •	1,109	1,295
5.296% due 08/25/2034 •(a)	1,025	194
5.500% due 02/25/2029 (a)	14	2
5.500% due 01/25/2032 ~(a)	247	46
5.500% due 07/25/2034 - 11/01/2036	3,441	3,841
6.000% due 04/25/2032 - 02/25/2033 (a)	433	82
6.000% due 02/25/2034	177	199
6.300% due 06/25/2031 ~	46	47
6.382% due 05/25/2043 •	611	768
6.500% due 04/25/2038 (a)	467	114
6.965% due 01/25/2041 •	4,985	6,425
7.000% due 12/25/2023 - 03/25/2049	76	93
7.851% due 03/25/2040 •	274	325
11.028% due 09/25/2024	12	14
12.999% due 09/25/2023 •	3	4
15.902% due 12/25/2036 •	117	169
Fannie Mae UMBS
2.500% due 01/01/2033 (j)	14,936	14,939
2.500% due 01/01/2033	2,860	2,860
3.000% due 04/01/2031 - 12/01/2046 (j)	69,734	71,157
3.500% due 03/01/2038 - 01/01/2047 (j)	38,188	39,610
4.000% due 12/01/2036 - 06/01/2049	96,730	101,367
4.000% due 01/01/2037 - 03/01/2048 (j)	538,098	563,441
4.500% due 08/01/2019 - 11/01/2048	43,216	45,884
4.500% due 12/01/2038 - 01/01/2049 (j)	87,148	92,110
5.000% due 06/01/2048 - 07/01/2048 (j)	8,474	9,173
5.000% due 12/01/2048 - 03/01/2049	11,171	11,850
Fannie Mae UMBS, TBA
2.500% due 07/01/2034 - 08/01/2049	124,700	124,294
3.000% due 08/01/2049 - 09/01/2049	224,500	226,126
3.500% due 08/01/2049 - 09/01/2049	124,850	127,568
4.000% due 07/01/2034 - 09/01/2049	712,556	736,348
4.500% due 07/01/2034	1,000	1,020
5.000% due 08/01/2049	350,550	370,410
6.000% due 07/01/2049	2,000	2,190
Freddie Mac
0.000% due 09/15/2032 - 10/15/2058 (b)(e)	240,771	200,592
0.643% due 08/25/2022 ~(a)	104,106	1,369
0.736% due 07/25/2024 ~(a)	138,226	3,602
0.953% due 09/25/2022 ~(a)	43,294	1,007
1.381% due 10/15/2037 ~(a)	776	32
1.520% due 11/25/2019 ~(a)	88,213	318
1.556% due 07/15/2047 •(a)	58,903	4,503
1.558% due 10/15/2037 ~(a)	280	14
1.636% due 01/15/2033 •	1,276	1,257
1.647% due 11/15/2038	2,403	148
1.663% due 08/15/2041	757	41
1.694% due 08/25/2019 ~(a)	69,807	108
1.742% due 05/15/2037 ~(a)	573	31
1.791% due 08/15/2036	1,442	96
1.814% due 10/15/2038 ~(a)	10,207	675
1.815% due 03/15/2037 ~(a)	835	54
1.834% due 10/15/2041 ~(a)	1,402	63
1.854% due 01/15/2038 ~(a)	6,921	453
1.883% due 11/15/2036 ~(a)	2,087	150
1.909% due 06/15/2038 ~(a)	1,455	108
1.997% due 02/15/2038 ~(a)	1,867	116
2.106% due 08/15/2040 •(a)	4,163	366
2.274% due 02/15/2033	3,068	3,176
2.409% due 05/15/2033 - 08/15/2047 •	6,104	6,080
2.467% due 10/15/2042 •	1,426	1,320
2.472% due 11/15/2042 •	2,551	2,374
2.500% due 09/15/2027 - 03/15/2031 (a)	69,406	4,756
2.500% due 12/15/2027 - 01/15/2033	12,941	9,035
2.527% due 01/15/2043 •	4,719	4,415
2.532% due 11/15/2032 •	375	379
2.600% due 03/15/2045	546	502
2.606% due 04/15/2042 •(a)	4,054	509
2.700% due 08/01/2023	7,600	7,681
2.790% due 10/15/2037 •	3,569	3,571
2.836% due 10/15/2038 •	7,645	7,635
2.852% due 10/15/2037	19,634	19,661
2.859% due 01/15/2038 (j)	6,921	6,888
2.894% due 06/15/2042 •(j)	25,154	25,142
3.000% due 04/15/2027 - 09/15/2048 (a)	81,355	10,039
3.000% due 09/15/2027 - 06/15/2048	52,944	48,033
3.314% due 12/15/2027 ~(a)	2,436	187

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

3.353% due 07/15/2043	608	630
3.496% due 09/15/2043 •(a)	24,569	4,467
3.500% due 01/15/2032 - 04/15/2046 (a)	86,199	11,703
3.500% due 01/01/2038 - 04/01/2047 (j)	16,656	17,248
3.500% due 02/15/2041 - 04/15/2054	98,803	94,144
3.516% due 05/15/2042 - 08/15/2042	10,678	1,827
3.554% due 09/25/2024 ~	13,400	12,712
3.606% due 10/15/2036 - 07/15/2042 •(a)	52,200	8,766
3.640% due 07/15/2037 - 08/15/2045 •	8,122	9,070
3.656% due 08/15/2041 - 09/15/2044 •(a)	21,055	3,312
3.666% due 06/15/2048	15,046	2,318
3.685% due 12/15/2042 •	1,732	1,881
3.706% due 12/15/2042 - 02/15/2044 •(a)	27,626	4,416
3.716% due 03/15/2048	6,075	1,116
3.756% due 08/15/2025 - 10/15/2048 •(a)	170,535	24,950
3.774% due 05/15/2043 •	933	991
3.806% due 01/15/2033 - 06/15/2048 •(a)	20,396	2,868
4.000% due 02/15/2031 - 01/15/2046	23,710	11,709
4.000% due 01/15/2033 - 02/15/2047 •	11,916	12,338
4.000% due 12/01/2040 - 06/01/2048 (j)	83,919	88,033
4.000% due 03/15/2042 - 09/15/2048 (a)	18,183	2,969
4.010% due 04/15/2032 •(a)	2,814	415
4.036% due 02/15/2037 •(a)	910	156
4.106% due 01/15/2039 •(a)	1,932	74
4.125% due 06/15/2041 þ	8,429	9,188
4.206% due 01/15/2041 •(a)	686	120
4.216% due 09/15/2035	810	126
4.256% due 02/15/2032 - 03/15/2035 •(a)	1,927	196
4.306% due 09/15/2026 - 07/15/2042 •(a)	5,333	769
4.356% due 03/15/2037 •(a)	972	122
4.500% due 08/01/2030 - 06/01/2048	4,408	4,752
4.500% due 12/01/2041 (j)	3,380	3,639
4.500% due 07/15/2042 (a)	4,844	959
4.500% due 04/15/2044 - 12/15/2046 •	7,753	7,813
4.820% due 09/15/2041 •	1,655	1,868
5.000% due 10/15/2042 - 11/15/2046 •	10,302	11,239
5.000% due 03/01/2049	73,472	80,240
5.012% due 10/15/2040 •	284	327
5.112% due 01/15/2041 •	1,081	1,273
5.500% due 02/15/2033 - 01/01/2038	1,898	2,097
5.500% due 05/15/2041 •	102	113
5.568% due 09/17/2032 •	33	36
5.606% due 06/15/2031 •(a)	222	44
5.760% due 05/15/2035 •	274	327
6.000% due 07/15/2035	460	643
6.000% due 03/15/2044 (a)	551	136
6.240% due 05/15/2041 •	842	1,098
6.361% due 04/15/2043 •	1,648	2,215
6.455% due 12/15/2023 •(a)	397	34
7.000% due 03/01/2039	44	51
7.277% due 02/15/2041 •	634	834
7.500% due 06/15/2042 •	1,258	1,450
8.100% due 05/15/2033 •	21	25
8.212% due 05/15/2033 •	7	9
8.230% due 05/15/2024 •(a)	218	32
9.554% due 05/15/2035 •	70	71
10.068% due 10/15/2033 •	350	432
10.917% due 11/15/2034 •	12	16
11.604% due 10/25/2027 •	248	329
13.041% due 10/15/2023 •	32	38
13.154% due 03/25/2025 •	675	913
Freddie Mac UMBS
4.000% due 11/01/2048 - 12/01/2048	4,796	5,000
4.500% due 11/01/2048	9,668	10,159
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(e)	67,384	59,291
0.000% due 05/16/2050 ~(a)	5,937	7
0.048% due 08/20/2047	15,820	512
0.198% due 04/16/2053 ~(a)	2,081	13
0.379% due 06/20/2046 ~(a)	12,202	327
0.448% due 08/16/2048 ~(a)	12,696	244
0.481% due 01/20/2047	16,655	483
0.487% due 05/20/2047 ~(a)	28,002	921
0.505% due 11/20/2046 ~(a)	18,486	610
0.511% due 10/20/2046	17,460	467
0.624% due 12/20/2045 ~(a)	3,688	99
0.766% due 06/20/2042	4,434	162
0.830% due 07/20/2046 ~(a)	17,645	532
0.832% due 09/20/2045 ~(a)	5,260	184
0.839% due 06/20/2042 ~(a)	4,158	165
0.848% due 11/20/2045 ~(a)	3,229	112
0.866% due 11/20/2046 ~(a)	1,202	33
0.945% due 07/20/2041 ~(a)	3,601	114
0.946% due 08/20/2045 ~(a)	2,231	71
1.031% due 05/20/2040 ~(a)	11,751	449
1.124% due 06/20/2043 ~(a)	3,344	112

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

1.149% due 04/20/2043 ~(a)	23,636	718
1.407% due 02/20/2049 •(a)	103,653	5,187
1.662% due 05/16/2053 ~(a)	436	31
2.250% due 07/16/2045	3,555	3,231
2.418% due 12/20/2042 ~	2,101	2,011
2.500% due 03/20/2045	2	2
2.500% due 04/20/2045 - 08/20/2045 •	4,583	4,702
2.633% due 03/20/2041 •	1,228	1,221
2.789% due 08/20/2046	33,787	33,643
2.917% due 11/20/2060 •	1,284	1,283
2.967% due 03/20/2061 •	638	638
2.987% due 08/20/2062 •	1,100	1,101
3.000% due 05/20/2039 - 06/20/2046 (a)	32,100	3,199
3.000% due 01/20/2046 - 03/20/2048	12,861	1,404
3.000% due 09/20/2046 - 12/20/2046 (j)	39,353	40,278
3.065% due 01/20/2044	4,000	4,230
3.157% due 05/20/2049 (a)	14,262	1,521
3.167% due 09/20/2043 •(a)	2,930	337
3.217% due 09/20/2065 •	2,508	2,523
3.259% due 11/20/2065 (j)	14,344	14,426
3.479% due 09/20/2045	323	366
3.500% due 03/20/2042 - 05/20/2049	19,995	20,701
3.500% due 11/20/2042 - 09/20/2046 (a)	12,490	2,467
3.500% due 10/20/2044 •(j)	6,384	6,543
3.500% due 10/20/2046 - 01/20/2048 (j)	22,368	23,174
3.517% due 02/20/2066 •	3,866	3,936
3.610% due 12/20/2035	26,474	4,242
3.656% due 06/16/2039 •(a)	2,059	278
3.667% due 03/20/2049 •(a)	30,307	4,086
3.667% due 04/20/2049	40,452	6,089
3.697% due 11/20/2045 •(a)	11,446	2,166
3.706% due 11/16/2034 •(a)	744	107
3.717% due 01/20/2035 - 07/20/2043 •(a)	4,772	663
3.817% due 09/20/2048 •(a)	25,588	1,632
3.867% due 02/20/2042 •(a)	507	31
3.867% due 04/20/2048 •	8,399	8,906
4.000% due 07/20/2039 - 06/20/2049	40,929	42,761
4.000% due 10/16/2044 (a)	2,615	436
4.000% due 11/20/2046 •	3,758	3,991
4.000% due 04/15/2047 - 07/15/2048 (j)	6,000	6,426
4.000% due 07/20/2049 (c)	24,476	25,510
4.006% due 01/16/2038 •(a)	4,642	484
4.007% due 02/20/2045 •	564	572
4.056% due 02/16/2040 •(a)	4,107	670
4.197% due 10/20/2033 •(a)	1,115	145
4.215% due 05/20/2041	3,676	539
4.500% due 07/20/2039 - 06/20/2049	33,011	34,429
4.500% due 12/16/2041 - 05/20/2043 (a)	4,037	518
4.500% due 04/20/2048 - 05/20/2049 (j)	281,994	294,401
4.500% due 07/20/2049 (c)	5,500	5,767
4.834% due 12/20/2040 •	3,030	3,293
5.000% due 08/20/2034 - 05/20/2049	13,553	14,274
5.000% due 09/20/2038 - 05/16/2043 (a)	2,107	392
5.000% due 06/20/2045 - 08/20/2045 •	1,755	1,976
5.000% due 10/20/2048 - 06/20/2049 (j)	183,047	192,083
5.000% due 07/20/2049 (c)	1,903	2,004
5.500% due 02/20/2034 - 04/20/2040	415	438
5.500% due 11/16/2037 (a)	64	5
6.000% due 07/20/2038 - 06/20/2041	575	645
6.500% due 03/15/2035	804	934
7.500% due 11/15/2030	11	11
8.000% due 05/17/2034 •	93	96
9.676% due 10/20/2045	2,491	2,956
Ginnie Mae, TBA
3.000% due 08/01/2049	33,100	33,759
3.500% due 08/01/2049	14,000	14,446
4.000% due 07/01/2049 - 08/01/2049	355,800	368,740
4.500% due 07/01/2049 - 08/01/2049	69,500	72,416
5.000% due 07/01/2049	30,200	31,572
Total U.S. Government Agencies (Cost $5,598,233)		5,641,560

U.S. TREASURY OBLIGATIONS 28.9%
U.S. Treasury Inflation Protected Securities (f)
0.875% due 01/15/2029 (j)	263,089	277,076
U.S. Treasury Notes
1.750% due 03/31/2022 (l)(n)	22,900	22,910
1.750% due 05/31/2022 (j)	69,340	69,379
1.750% due 06/30/2022 (n)	2,800	2,803
1.750% due 09/30/2022 (j)(n)	57,200	57,230
1.750% due 01/31/2023 (l)(n)	25,350	25,362
1.875% due 08/31/2022 (j)(l)(n)	57,200	57,445
2.000% due 07/31/2022 (j)(n)	37,500	37,804
2.000% due 10/31/2022 (j)	64,100	64,650
2.000% due 11/30/2022 (j)(l)	15,000	15,133
2.125% due 12/31/2021 (j)	92,400	93,272

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.125% due 06/30/2022 (j)(l)		100,300	101,470
2.250% due 11/15/2025 (j)(n)		1,600	1,638
2.250% due 02/15/2027 (j)		137,850	141,205
2.250% due 08/15/2027 (j)		21,700	22,215
2.375% due 01/31/2023 (j)		61,800	63,166
2.375% due 05/15/2029 (j)		80,400	83,049
2.500% due 03/31/2023 (j)		45,750	47,014
2.500% due 02/28/2026 (j)		57,600	59,884
2.625% due 06/30/2023 (j)		25,000	25,852
2.625% due 12/31/2025 (j)		37,700	39,467
2.625% due 01/31/2026 (j)(n)		60,500	63,345
2.625% due 02/15/2029 (j)		42,420	44,714
2.750% due 06/30/2025 (n)		5,100	5,365
2.750% due 02/15/2028 (l)(n)		3,300	3,507
2.875% due 11/30/2025 (j)		75,400	80,045
3.000% due 09/30/2025 (j)		22,000	23,493
Total U.S. Treasury Obligations (Cost $1,493,248)			1,528,493

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.9%
Adjustable Rate Mortgage Trust 3.554% due 02/25/2035 •		4,464	4,289
Aggregator of Loans Backed by Assets PLC 1.972% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	526	670
American Home Mortgage Assets Trust
2.634% due 06/25/2037 •		$10,315	8,292
2.694% due 08/25/2037 ^•		11,035	10,304
3.828% due 01/25/2036 ~		1,506	1,262
American Home Mortgage Investment Trust
2.804% due 03/25/2046 •		9,150	8,944
3.285% due 06/25/2045 •		1,668	1,436
4.560% due 06/25/2045 •		294	295
Anthracite Ltd. 5.678% due 06/20/2041		6,768	949
Ashford Hospitality Trust
3.644% due 04/15/2035 •		8,335	8,338
3.694% due 05/15/2035 •		2,200	2,207
3.994% due 05/15/2035 •		1,600	1,603
4.494% due 04/15/2035 •		8,500	8,550
5.144% due 05/15/2035 •		2,300	2,307
Banc of America Alternative Loan Trust
2.764% due 06/25/2037 •		564	440
4.236% due 06/25/2037 ^•(a)		606	108
6.000% due 06/25/2046 ^		2,666	2,453
Banc of America Commercial Mortgage Trust
6.056% due 02/10/2051 ~		3,617	3,715
6.236% due 02/10/2051 ~		5,368	5,063
Banc of America Funding Trust
2.612% due 05/26/2037 •		35,180	31,092
4.349% due 02/20/2036 ^~		1,480	1,437
4.648% due 01/20/2047 ^~		394	384
6.000% due 09/25/2036		27	27
Banc of America Mortgage Trust
4.452% due 11/20/2046 ^~		161	158
4.643% due 04/25/2035 ^~		356	343
4.843% due 06/25/2034 ~		100	100
4.861% due 05/25/2034 ~		67	68
Barclays Commercial Mortgage Securities Trust 4.785% due 07/15/2037 •		10,600	10,659
BCAP LLC Trust
2.600% due 01/26/2037 ~		4,469	4,105
4.000% due 03/26/2036 ~		222	221
4.349% due 02/26/2036 ~		7,763	7,539
4.410% due 01/26/2034 ~		199	196
Bear Stearns Adjustable Rate Mortgage Trust
4.115% due 10/25/2036 ^~		473	447
4.792% due 12/25/2046 ^•		888	826
4.817% due 12/25/2046 •		3,595	3,282
4.845% due 05/25/2037 ~		5,753	5,580
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •		51	51
2.724% due 08/25/2036 ^•		8,499	9,019
2.904% due 01/25/2036 ^•		1,644	1,755
4.254% due 08/25/2036 ^~		7,075	5,978
4.294% due 09/25/2035 ^~		801	676
4.676% due 04/25/2035 ~		127	117
Bear Stearns Mortgage Funding Trust 2.634% due 09/25/2046 ^•		149	158
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~		3,863	3,434
BSPRT Issuer Ltd. 3.494% due 10/15/2034 •		5,084	5,094
BX Commercial Mortgage Trust 3.144% due 11/15/2035 •		47,672	47,760
BX Trust 3.594% due 07/15/2034 •		9,095	9,099

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

BXP Trust 3.379% due 06/13/2039	10,300	10,805
CD Mortgage Trust 6.431% due 11/15/2044 ~	2,813	2,828
Chase Mortgage Finance Trust 4.528% due 02/25/2037 ~	111	115
ChaseFlex Trust
2.554% due 08/25/2037 •	4,840	5,107
2.744% due 05/25/2037 •	2,515	2,394
2.804% due 05/25/2037 •	8,700	7,590
Citigroup Commercial Mortgage Trust 3.674% due 07/15/2027 •	4,300	4,301
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 «~	4,542	4,541
4.097% due 02/20/2036 ~	5,126	4,958
4.112% due 06/27/2037 ~	7,028	7,198
4.810% due 05/25/2035 •	15	16
4.980% due 03/25/2036 ^•	55	56
5.500% due 09/25/2035 ~	4,106	4,208
6.000% due 08/25/2037 ~	2,916	2,245
Citigroup Mortgage Loan Trust, Inc. 4.433% due 08/25/2035 ^~	1,146	1,063
Civic Mortgage LLC
3.892% due 06/25/2022 þ	1,681	1,677
4.349% due 11/25/2022 þ	1,103	1,102
CLNS Trust 3.212% due 06/11/2032 •	10,100	10,114
COBALT CMBS Commercial Mortgage Trust 5.802% due 05/15/2046 ~	11,201	11,269
Commercial Mortgage Trust
1.686% due 12/10/2045 ~(a)	5,679	253
2.867% due 02/10/2048	5,000	4,614
3.424% due 03/10/2031	10,000	10,418
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	63	51
Countrywide Alternative Loan Trust
2.524% due 06/25/2036 •	3,995	3,799
2.544% due 04/25/2047 •	513	491
2.584% due 11/25/2036 •	5,922	5,643
2.594% due 09/25/2046 ^•	2,904	2,675
2.684% due 08/25/2047 ^•	5,075	4,464
2.804% due 06/25/2036 ^•	2,194	1,329
3.023% due 11/20/2035 •	462	444
3.104% due 05/25/2036 •	254	148
3.196% due 06/25/2036 •(a)	2,171	518
3.904% due 08/25/2035 •	6,797	6,819
4.004% due 09/25/2035 •	668	685
4.205% due 05/25/2036 ~	3,896	3,609
4.265% due 03/25/2047 ^•	168	153
4.546% due 10/25/2037 ^•(a)	7,941	2,316
5.500% due 07/25/2035	9,931	9,452
6.000% due 07/25/2036 ^	24,763	18,239
6.000% due 08/25/2036	2,828	2,958
6.000% due 08/25/2036 •	2,282	2,340
6.000% due 04/25/2037 ^	3,926	3,142
6.000% due 04/25/2037	5,552	4,230
6.000% due 07/25/2037	16,784	11,979
6.500% due 12/25/2036	11,419	8,494
Countrywide Asset-Backed Certificates 2.644% due 04/25/2036 ^•	355	291
Countrywide Home Loan Mortgage Pass-Through Trust
3.064% due 02/25/2035 •	637	637
3.848% due 01/25/2036 ~	93	89
3.865% due 03/25/2037 ^~	754	704
3.963% due 02/25/2047 ^~	987	898
4.075% due 01/25/2036 ^~	3,825	3,568
5.500% due 01/25/2035	341	354
5.750% due 05/25/2037 ^	36	27
5.750% due 07/25/2037 ^	2,667	2,273
6.000% due 01/25/2038	411	338
6.250% due 09/25/2037 ^	116	105
6.500% due 11/25/2037 ^	6,505	4,844
Countrywide Home Loan Reperforming REMIC Trust
2.744% due 01/25/2036 •	385	377
7.500% due 06/25/2035 ^	854	889
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058	5,407	5,471
4.100% due 09/27/2047 ~	7,133	7,270
4.324% due 01/26/2047 ~	5,091	3,866
5.056% due 10/26/2036 ~	1,267	1,160
6.250% due 05/26/2048	8,154	6,205
Credit Suisse Mortgage Capital Trust
4.473% due 07/25/2050 (a)	8,788	9,061
4.789% due 05/27/2053 ~	2,330	2,435
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.554% due 03/25/2037 ^•	1,821	1,719

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.644% due 01/25/2047 •		1,924	1,667
2.704% due 09/25/2047 ^•		28,678	25,980
Dukinfield PLC 1.806% due 08/15/2045 •	GBP	488	622
Epic Drummond Ltd. 0.000% due 01/25/2022 •	EUR	1,246	1,410
Eurosail PLC 1.559% due 09/13/2045 •	GBP	1,493	1,798
First Horizon Alternative Mortgage Securities Trust 2.780% due 07/25/2036 ~		$142	128
First Horizon Mortgage Pass-Through Trust
4.518% due 08/25/2035 ~		165	138
4.647% due 11/25/2035 ~		28	27
Global Mortgage Securitization Ltd. 2.674% due 04/25/2032 •		776	753
GMAC Commercial Mortgage Securities, Inc. 5.044% due 12/10/2041 ^~		10,305	10,311
GMAC Mortgage Corp. Loan Trust 5.500% due 05/25/2035 ~		18	17
Great Hall Mortgages PLC 2.532% due 06/18/2039 •		676	658
GS Mortgage Securities Corp. 4.579% due 10/10/2032		26,200	27,109
GS Mortgage Securities Corp. Trust
3.594% due 07/15/2031 •		9,225	9,220
3.844% due 07/15/2031 •		3,293	3,297
4.202% due 02/10/2029 ~		26,000	26,290
GS Mortgage Securities Trust 1.478% due 08/10/2043 ~(a)		55,972	580
GSMPS Mortgage Loan Trust 2.804% due 04/25/2036 •		8,684	7,431
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		946	562
Harben Finance PLC 1.604% due 08/20/2056 •	GBP	624	791
HarborView Mortgage Loan Trust
2.580% due 01/19/2038 •		$25,814	24,831
2.600% due 11/19/2036 •		9,059	8,267
3.010% due 08/19/2045 •		63	63
4.504% due 10/19/2035 •		28,847	22,403
4.656% due 04/19/2034 ~		137	140
HSI Asset Loan Obligation Trust
2.774% due 12/25/2036 •		931	342
4.226% due 12/25/2036 •(a)		911	206
HSI Asset Securitization Corp. Trust 3.214% due 07/25/2035 •		13,265	13,245
Hudson's Bay Simon JV Trust 5.629% due 08/05/2034 ~		3,000	2,990
Impac Secured Assets Trust
2.574% due 01/25/2037 •		1,094	1,076
2.684% due 08/25/2036 •		2,165	1,852
2.754% due 05/25/2036 •		40	41
IndyMac Mortgage Loan Trust
2.584% due 02/25/2037 ^•		3,600	3,500
2.604% due 10/25/2036 •		13	12
3.184% due 12/25/2034 •		441	391
3.621% due 09/25/2036 ^~		3,743	3,316
3.791% due 09/25/2036 ^~		263	239
3.835% due 06/25/2037 ^~		17,044	14,566
4.081% due 08/25/2035 ~		75	69
J.P. Morgan Chase Commercial Mortgage Securities Trust 4.335% due 01/12/2039 ~		6,270	6,285
Jefferies Resecuritization Trust
4.286% due 02/26/2036 ~		222	224
8.215% due 06/25/2047 ~		1,121	1,027
JPMorgan Alternative Loan Trust
2.564% due 11/25/2036 ^•		2,755	2,406
2.724% due 09/25/2036 •		396	397
3.904% due 11/25/2036 ^~		2,200	2,204
6.000% due 12/27/2036		4,266	3,526
JPMorgan Chase Commercial Mortgage Securities Trust
4.104% due 06/15/2035 •		2,500	2,510
4.534% due 10/15/2032 •		3,900	3,895
5.337% due 05/15/2047		28,281	26,418
5.464% due 01/15/2049 ~		2,096	2,098
5.629% due 07/15/2042 ~		10,070	10,192
5.641% due 05/15/2045 ~		3,405	3,411
5.806% due 01/12/2043 ~		1,728	1,727
JPMorgan Mortgage Trust
4.222% due 11/25/2035 ~		6,038	5,897
4.661% due 07/25/2035 ~		10	10
4.674% due 04/25/2035 ~		54	55
7.000% due 08/25/2037 ^		1,374	1,184
JPMorgan Resecuritization Trust
6.000% due 08/26/2036 ~		3,650	3,717
6.000% due 09/26/2036		8,235	7,536

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «		7,764	8,047
4.250% due 09/29/2046 «		40,844	43,364
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•		7,457	7,307
3.508% due 11/24/2042 «•		14,389	14,935
LB-UBS Commercial Mortgage Trust 0.482% due 02/15/2040 ~(a)		5,063	1
Lehman Mortgage Trust
2.724% due 08/25/2036 ^•		181	142
2.854% due 11/25/2036 •		32,591	12,499
4.146% due 11/25/2036 •(a)		19,993	5,929
5.750% due 02/25/2037 ^		6,542	5,901
Lehman XS Trust
2.634% due 04/25/2046 ^•		10,072	9,996
2.644% due 08/25/2036 ^•		266	258
3.304% due 08/25/2047 ^•		3,997	3,596
Luminent Mortgage Trust 2.634% due 05/25/2037 ^•		51	50
MASTR Asset Securitization Trust 6.250% due 01/25/2038		877	738
MASTR Reperforming Loan Trust 7.000% due 07/25/2035		3,241	3,219
MASTR Resecuritization Trust 6.000% due 10/25/2036 ~		3,440	3,290
Merrill Lynch Mortgage Investors Trust 4.679% due 02/25/2036 ^~		840	737
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~		5,457	4,420
Morgan Stanley Bank of America Merrill Lynch Trust 1.125% due 12/15/2048 ~(a)		8,301	232
Morgan Stanley Capital Trust
5.574% due 11/12/2049 ~		2,647	2,680
5.676% due 10/12/2052 ~		1,040	1,041
Morgan Stanley Mortgage Loan Trust
2.774% due 11/25/2035 •		954	957
3.304% due 02/25/2036 ^•		471	445
4.038% due 09/25/2035 ^~		105	91
5.500% due 10/25/2037 ^		717	729
5.701% due 02/25/2047 þ		2,851	1,850
Morgan Stanley Re-REMIC Trust 2.610% due 02/26/2037 •		17,323	16,844
Mortgage Equity Conversion Asset Trust
2.440% due 01/25/2042 •		33,880	31,263
2.450% due 05/25/2042 •		15,985	14,743
2.880% due 02/25/2042 •		6,881	6,395
MortgageIT Securities Corp. Mortgage Loan Trust 2.634% due 06/25/2047 •		4,316	4,217
Motel 6 Trust
3.314% due 08/15/2034 •		10,569	10,583
3.584% due 08/15/2034 •		9,336	9,348
4.544% due 08/15/2034 •		969	975
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates 5.000% due 01/22/2026		1,400	1,437
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		10,180	10,765
New York Mortgage Trust 3.064% due 08/25/2035 •		1,274	1,241
PFP Ltd.
3.274% due 07/14/2035 •		5,129	5,136
3.644% due 07/14/2035 •		7,874	7,888
RBSGC Mortgage Loan Trust 2.704% due 01/25/2037 •		22,605	9,328
RBSSP Resecuritization Trust
4.684% due 12/25/2035 ~		5,860	5,801
6.000% due 06/26/2037 ~		614	518
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	17,337	13,468
3.650% due 08/12/2053		8,300	6,634
Residential Accredit Loans, Inc. Trust
2.544% due 01/25/2037 •		$5,355	5,223
2.594% due 05/25/2037 •		6,765	6,567
2.604% due 10/25/2046 •		2,032	1,964
2.704% due 08/25/2035 •		250	226
2.754% due 08/25/2035 ^•		1,404	1,197
3.204% due 10/25/2045 •		186	170
3.864% due 09/25/2045 •		3,690	3,475
5.274% due 05/25/2035 ^~		77	59
8.000% due 04/25/2036 ^•		283	282
Residential Asset Securitization Trust 6.250% due 08/25/2036		765	685
Residential Funding Mortgage Securities, Inc. Trust 5.433% due 04/25/2037 ~		585	549
RESIMAC Bastille Trust 3.280% due 12/16/2059 •		1,337	1,338

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Ripon Mortgages PLC 1.604% due 08/20/2056 •	GBP	1,250	1,585
Sequoia Mortgage Trust 4.175% due 07/20/2037 ~		$144	128
Stanlington PLC 1.793% due 06/12/2046 •	GBP	531	675
Structured Adjustable Rate Mortgage Loan Trust
2.554% due 02/25/2037 •		$6,107	5,890
3.054% due 08/25/2035 •		9,021	7,998
3.554% due 12/25/2037 ^•		4,403	3,934
4.185% due 05/25/2035 ~		2,116	1,888
4.329% due 08/25/2035 ~		595	605
Structured Asset Mortgage Investments Trust
2.584% due 07/25/2046 •		88	83
2.594% due 07/25/2046 ^•		6,428	5,136
Structured Asset Securities Corp.
2.654% due 07/25/2035 •		1,008	930
2.664% due 11/25/2035 •		9,142	8,597
Structured Asset Securities Corp. Mortgage Loan Trust 2.694% due 10/25/2036 •		283	252
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.613% due 09/25/2033 ~		119	121
Theatre Hospitals PLC 3.821% due 10/15/2031 •	GBP	1,200	1,423
4.190% due 12/15/2024 «• (h)		25	0
Thornburg Mortgage Securities Trust
3.304% due 03/25/2044 •		$39	39
3.502% due 03/25/2037 ^•		8,228	7,659
Towd Point Mortgage Funding PLC
1.604% due 02/20/2045 ~	GBP	545	688
1.654% due 05/20/2045 •		1,182	1,502
1.855% due 10/20/2051 ~		13,500	17,210
Trinity Square PLC 1.971% due 07/15/2051 •		2,047	2,614
UBS-Barclays Commercial Mortgage Trust 0.311% due 08/10/2049 ~(a)		$178,586	1,323
Wachovia Bank Commercial Mortgage Trust 5.844% due 02/15/2051 ~		3,187	2,778
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 01/25/2047 •		2,619	2,610
3.144% due 11/25/2034 •		1,139	1,149
3.184% due 10/25/2044 •		4,419	4,409
3.274% due 04/25/2047 ^•		1,343	1,245
3.597% due 07/25/2037 ^~		110	100
3.700% due 12/25/2036 ^~		1,475	1,421
3.720% due 12/25/2035 ^~		995	889
3.941% due 03/25/2037 ^~		8,490	8,272
3.998% due 07/25/2037 ^~		68	65
4.394% due 01/25/2035 ~		7,122	7,395
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,678
1.584% due 12/21/2049 •		22,248	28,069
1.775% due 09/21/2049 •		1,268	1,615
2.284% due 12/21/2049 •		2,387	3,078
2.784% due 12/21/2049 •		1,193	1,515
3.284% due 12/21/2049 •		682	869
3.784% due 12/21/2049 •		682	852
Washington Mutual Mortgage Pass-Through Certificates Trust
2.654% due 02/25/2036 •		$379	342
3.204% due 01/25/2047 •		2,480	2,087
4.313% due 09/25/2036 ^þ		6,496	3,145
5.750% due 11/25/2035 ^		1,353	1,322
6.500% due 03/25/2036 ^		10,954	9,170
Wells Fargo Alternative Loan Trust 2.944% due 03/25/2037 ^•		863	723
Wells Fargo Commercial Mortgage Trust
3.261% due 12/13/2031 •		11,140	11,111
3.511% due 12/13/2031 •		9,273	9,234
4.255% due 12/13/2031 •		220	218
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 06/25/2037 ^•		126	110
4.803% due 11/25/2037 ^~		10,513	10,289
4.859% due 04/25/2036 ^~		95	96
4.870% due 03/25/2036 ~		247	253
4.946% due 08/25/2033 ~		8	8
5.016% due 01/25/2035 ~		42	44
5.086% due 02/25/2035 ~		10	10
5.088% due 05/25/2036 ^~		49	51
6.000% due 09/25/2036 ^		22	21
6.000% due 04/25/2037		2,589	2,634
Total Non-Agency Mortgage-Backed Securities (Cost $1,235,303)			1,265,248

ASSET-BACKED SECURITIES 35.0%
Accredited Mortgage Loan Trust
2.534% due 02/25/2037 •		104	104

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.945% due 09/25/2035 •		3,405	3,317
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	2,100	2,392
ACE Securities Corp. Home Equity Loan Trust
2.704% due 02/25/2036 •		$2,289	2,288
3.019% due 12/25/2035 •		17,261	16,957
3.379% due 11/25/2033 •		1,186	1,180
3.574% due 02/25/2035 •		18,388	18,539
Aegis Asset-Backed Securities Trust
3.034% due 06/25/2035 •		4,000	3,031
3.104% due 03/25/2035 •		7,050	6,792
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 4.234% due 12/25/2034 •		2,396	2,164
Allegro CLO Ltd. 3.803% due 01/30/2026 •		2,715	2,717
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.079% due 07/25/2035 •		5,411	5,439
3.109% due 05/25/2035 •		1,619	1,624
3.319% due 01/25/2035 •		5,152	5,172
4.354% due 06/25/2034 •		646	610
Arbor Realty Commercial Real Estate Notes Ltd. 3.650% due 05/15/2037 •		3,700	3,701
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	2,400	2,729
Argent Securities Trust
2.554% due 07/25/2036 •		$20,654	18,012
2.594% due 03/25/2036 •		3,745	3,476
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.193% due 10/25/2033 •		725	730
Asset-Backed Funding Certificates Trust
3.024% due 04/25/2034 •		882	885
3.654% due 06/25/2034 •		1,620	1,640
Asset-Backed Securities Corp. Home Equity Loan Trust
2.484% due 05/25/2037 •		434	309
3.124% due 06/25/2035 •		537	540
3.364% due 11/25/2033 •		2,666	2,631
Avery Point CLO Ltd. 3.721% due 01/18/2025 •		828	829
B&M CLO Ltd. 3.331% due 04/16/2026 •		7,986	7,978
Barings BDC Static CLO Ltd. 3.544% due 04/15/2027 •		21,800	21,799
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		2,036	2,054
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 «þ		2,850	2,851
4.090% due 02/28/2034 þ		414	423
Bear Stearns Asset-Backed Securities Trust
2.554% due 11/25/2036 •		3,399	3,339
2.604% due 04/25/2037 ^•		1,292	1,911
2.644% due 07/25/2036 •		10,308	9,969
2.690% due 12/25/2036		5,426	5,432
2.904% due 12/25/2035 •		165	165
3.124% due 12/25/2035 •		5,213	4,109
6.000% due 03/25/2036		8,888	7,392
Benefit Street Partners CLO Ltd.
3.381% due 07/18/2027 •		1,400	1,391
3.842% due 01/20/2029 •		8,000	8,019
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	300	341
BNC Mortgage Loan Trust 2.694% due 05/25/2037 •		$10,000	8,022
Business Jet Securities LLC 4.447% due 06/15/2033		735	747
Business Loan Express Business Loan Trust 2.694% due 09/25/2038 •		3,388	3,199
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	3,800	4,321
Carrington Mortgage Loan Trust 2.624% due 10/25/2036 •		$11,809	8,236
Castle Park CLO Designated Activity Co. 0.690% due 01/15/2028 •	EUR	770	878
Catamaran CLO Ltd. 3.432% due 01/27/2028 •		$6,900	6,872
Cent CLO Ltd.
3.667% due 10/15/2026 •		4,400	4,401
3.912% due 10/29/2025 •		1,610	1,611
Citigroup Mortgage Loan Trust
2.534% due 08/25/2036 •		13,895	13,812
2.554% due 12/25/2036 •		3,934	2,040
2.564% due 09/25/2036 •		579	436
2.584% due 01/25/2037 •		3,724	2,737
2.664% due 07/25/2045 •		8,304	6,680
2.704% due 10/25/2036 •		8,842	6,777
Citigroup Mortgage Loan Trust, Inc.
2.814% due 10/25/2035 •		845	848

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

2.854% due 10/25/2035 ^•		4,229	4,231
College Avenue Student Loans LLC
3.604% due 12/26/2047 •		3,126	3,126
4.054% due 11/26/2046 •		7,414	7,531
4.130% due 12/26/2047		4,292	4,534
Columbia Cent CLO Ltd. 3.730% due 10/25/2028 •		4,420	4,417
Conseco Finance Corp. 6.280% due 09/01/2030		8,525	9,114
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,709	8,823
Countrywide Asset-Backed Certificates
2.534% due 12/25/2036 ^•		1,394	1,313
2.544% due 06/25/2037 •		9,001	8,536
2.544% due 07/25/2037 ^•		2,841	2,529
2.544% due 06/25/2047 •		3,156	2,983
2.554% due 05/25/2037 •		3,850	3,824
2.584% due 06/25/2047 •		106	106
2.604% due 09/25/2047 ^•		1,230	971
2.624% due 09/25/2037 ^•		828	693
2.624% due 09/25/2047 ^•		3,017	2,689
2.694% due 01/25/2037 •		16,600	14,937
2.704% due 07/25/2036 •		150	150
2.774% due 07/25/2036 •		14,425	12,728
2.884% due 01/25/2036 •		167	168
3.034% due 02/25/2036 •		5,876	5,817
3.124% due 01/25/2036 •		14,300	14,520
3.424% due 10/25/2032 •		3,362	3,311
Countrywide Asset-Backed Certificates Trust
2.564% due 03/25/2037 •		735	731
2.644% due 03/25/2037 •		21,060	20,093
2.644% due 10/25/2046 •		9,932	9,654
2.654% due 04/25/2046 ^•		4,589	4,506
2.664% due 09/25/2046 •		3,100	2,971
3.144% due 08/25/2047 •		2,303	2,288
3.204% due 08/25/2047 •		250	250
3.304% due 05/25/2036 •		2,070	2,059
Countrywide Asset-Backed Certificates Trust, Inc. 3.304% due 10/25/2034 •		668	668
Credit-Based Asset Servicing & Securitization CBO Ltd.
2.681% due 12/15/2034 •		19,727	6,017
2.795% due 02/16/2041 •		248,640	12,507
Credit-Based Asset Servicing & Securitization LLC
2.524% due 07/25/2037 •		157	106
2.554% due 05/25/2036 •		3,809	3,221
2.644% due 05/25/2036 •		6,104	5,236
3.349% due 04/25/2036 •		9,284	9,330
6.250% due 10/25/2036 þ		964	993
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •		2,673	1,660
Crown Point CLO Ltd.
3.713% due 07/17/2028		16,000	15,927
3.762% due 10/20/2028 •		2,000	1,996
4.042% due 10/20/2028 •		8,500	8,496
CSAB Mortgage-Backed Trust 6.000% due 11/25/2036 ^þ		71	25
CWHEQ Revolving Home Equity Loan Trust 2.574% due 05/15/2036 •		9,389	9,285
Driven Brands Funding LLC 4.739% due 04/20/2048		4,950	5,203
Dryden Euro CLO BV
0.718% due 05/17/2027 •	EUR	249	284
0.880% due 01/15/2030 •		3,700	4,211
Ellington Loan Acquisition Trust 3.454% due 05/25/2037 •		$3,683	3,695
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	21,500	24,451
EMC Mortgage Loan Trust 3.504% due 08/25/2040 •		$965	957
Encore Credit Receivables Trust 3.439% due 10/25/2035 •		3,552	3,499
Equifirst Loan Securitization Trust 2.594% due 04/25/2037 •		10,106	9,783
Fairstone Financial Issuance Trust 3.948% due 03/21/2033	CAD	3,500	2,702
First Franklin Mortgage Loan Trust
2.564% due 04/25/2036 •		$4,510	4,414
2.784% due 02/25/2036 •		5,500	5,113
2.904% due 12/25/2035 •		6,100	5,809
3.214% due 04/25/2035 •		1,123	1,130
First Investors Auto Owner Trust 1.860% due 10/15/2021		610	610
Flagship Credit Auto Trust 1.850% due 07/15/2021		1,876	1,874
Flatiron CLO Ltd. 3.748% due 01/17/2026 •		2,498	2,499

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Fremont Home Loan Trust
2.544% due 01/25/2037 •		14,948	9,635
2.564% due 05/25/2036 •		19,622	13,536
2.590% due 08/25/2036 •		25,882	11,374
3.334% due 04/25/2035 •		10,657	10,385
Gallatin CLO Ltd. 3.642% due 01/21/2028 •		2,700	2,698
Glacier Funding CDO Ltd. 3.155% due 11/12/2042 •		1,751	1,737
Goodgreen Trust 3.930% due 10/15/2053 ~		12,362	12,898
GSAA Home Equity Trust
2.634% due 04/25/2047 •		6,714	4,504
4.279% due 02/25/2035 •		900	901
6.000% due 08/25/2047 ^		951	939
GSAA Trust 2.704% (US0001M + 0.300%) due 05/25/2047 ~		609	495
GSAMP Trust 2.524% due 12/25/2036 •		1,023	606
Harley Marine Financing LLC 5.682% due 05/15/2043 «		14,754	12,227
Harvest CLO DAC 0.609% due 11/15/2028 •	EUR	2,178	2,476
Harvest SBA Loan Trust 4.654% due 08/25/2044 •		$14,379	14,438
Hildene CLO Ltd. 4.143% due 10/10/2038		21,460	21,110
Holland Park CLO Ltd. 0.621% due 05/14/2027 •	EUR	13,600	15,476
Home Equity Asset Trust 2.874% due 01/25/2036 •		$17,500	16,822
Home Equity Mortgage Loan Asset-Backed Trust
2.644% due 08/25/2036 •		7,500	6,801
2.644% due 04/25/2037 •		6,284	4,811
HSI Asset Securitization Corp. Trust
2.554% due 12/25/2036 •		6,964	5,597
2.794% due 11/25/2035 •		1,688	1,667
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •		20,000	19,911
IndyMac Mortgage Loan Trust 2.474% due 07/25/2036 •		13,693	6,150
Invitation Homes Trust 3.494% due 01/17/2038 •		63,377	63,844
JPMorgan Mortgage Acquisition Corp. 2.744% due 02/25/2036 ^•		9,161	9,029
JPMorgan Mortgage Acquisition Trust 2.574% due 04/25/2036 •		1,612	1,613
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		2,765	2,792
4.000% due 06/25/2058 þ		14,123	14,415
4.180% due 01/28/2070 •		39,157	39,999
Lehman XS Trust
2.524% due 02/25/2037 •		13,879	13,373
2.564% due 02/25/2037 •		5,154	4,980
2.574% due 01/25/2037 •		86	84
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		26,000	26,097
Long Beach Mortgage Loan Trust
2.549% due 07/25/2036 •		14,194	11,171
2.554% due 05/25/2036 •		1,858	1,242
3.109% due 11/25/2035 •		8,613	7,019
3.199% due 06/25/2034 •		76	76
3.304% due 06/25/2035 •		8,828	8,877
3.679% due 02/25/2035 •		700	706
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		20,000	19,900
LP Credit Card ABS Master Trust 4.053% due 08/20/2024 •		2,850	2,824
M360 Advisors LLC
4.395% due 07/24/2028		2,500	2,506
6.121% due 07/24/2028		19,700	19,934
Madison Park Funding Ltd. 3.852% due 07/20/2026 •		13,979	13,992
MAPS Ltd. 4.212% due 05/15/2043		7,920	8,122
Marlette Funding Trust
3.060% due 07/17/2028		2,560	2,563
3.710% due 12/15/2028		1,838	1,857
MASTR Asset-Backed Securities Trust
2.554% due 06/25/2036 •		9,240	5,265
2.564% due 10/25/2036 •		2,950	1,866
2.574% due 10/25/2036 •		709	699
2.634% due 01/25/2037 •		12,132	5,066
2.644% due 10/25/2036 •		8,703	8,192
2.904% due 10/25/2035 ^•		6,264	5,994
2.984% due 12/25/2035 •		3,019	3,025

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Merrill Lynch Mortgage Investors Trust
2.514% due 08/25/2037 •	627	403
2.924% due 06/25/2035 •	550	550
3.124% due 06/25/2035 •	527	523
Monarch Grove CLO 3.460% due 01/25/2028 •	5,900	5,875
Morgan Stanley ABS Capital, Inc. Trust
3.199% due 01/25/2035 •	12,481	12,403
3.334% due 07/25/2034 •	251	252
3.454% due 04/25/2035 •	200	196
4.330% due 02/25/2047 •	4,359	4,045
Morgan Stanley Home Equity Loan Trust 3.139% due 08/25/2035 •	7,900	7,905
Morgan Stanley IXIS Real Estate Capital Trust 2.554% due 11/25/2036 •	15,313	7,691
Morgan Stanley Mortgage Loan Trust
2.644% due 04/25/2037 •	1,986	933
5.726% due 10/25/2036 ^þ	3,178	1,597
Mountain Hawk CLO Ltd. 3.412% due 07/20/2024 •	1,072	1,072
Mountain View CLO Ltd.
3.397% due 10/15/2026 •	7,356	7,330
3.417% due 10/13/2027 •	9,500	9,465
National Collegiate Student Loan Trust 2.729% due 06/25/2029 •	1,124	1,114
Navient Private Education Loan Trust 3.250% due 05/15/2040	2,413	2,413
Navient Student Loan Trust
3.204% due 07/26/2066 •	17,334	17,229
3.554% due 03/25/2066 •	2,878	2,892
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •	2,100	2,098
New Century Home Equity Loan Trust 3.349% due 06/25/2035 •	1,332	1,314
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.814% due 02/25/2036 •	1,549	1,558
NovaStar Mortgage Funding Trust 4.530% due 12/25/2034 •	120	122
Oaktree CLO Ltd. 3.812% due 10/20/2026 •	3,381	3,385
OCP CLO Ltd. 3.397% due 07/15/2027 •	13,400	13,375
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •	8,300	8,283
OFSI Fund Ltd.
3.247% due 03/20/2025 •	1,361	1,361
3.501% due 10/18/2026 •	3,457	3,454
Option One Mortgage Loan Trust
2.534% due 07/25/2037 •	3,261	2,358
2.584% due 04/25/2037 •	227	161
2.594% due 01/25/2036 •	249	250
2.904% due 08/25/2032 •	591	586
Option One Mortgage Loan Trust Asset-Backed Certificates 3.044% due 07/25/2033 •	807	802
Palisades CDO Ltd. 3.242% due 07/22/2039 •	14,691	14,493
Palmer Square Loan Funding Ltd.
3.247% due 07/15/2026 •	7,777	7,732
3.418% due 11/15/2026 •	2,341	2,340
3.493% due 04/20/2027 •	13,100	13,113
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.424% due 10/25/2034 •	4,436	4,496
3.529% due 10/25/2034 •	21,500	21,246
4.279% due 09/25/2034 •	511	515
4.504% due 09/25/2034 •	5,594	5,674
People's Choice Home Loan Securities Trust 3.289% due 06/25/2034 •	6,117	6,133
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024	781	784
RAAC Trust
2.704% due 06/25/2044 •	60	55
3.104% due 03/25/2034 •	189	187
3.904% due 09/25/2047 •	5,900	6,146
Residential Asset Mortgage Products Trust
2.564% due 02/25/2037 •	812	810
2.744% due 12/25/2035 •	12,181	11,092
4.279% due 10/25/2034 •	6,781	6,276
Residential Asset Securities Corp. Trust
2.554% due 07/25/2036 •	4,197	4,011
2.634% due 06/25/2036 •	21,000	20,487
2.654% due 04/25/2037 •	172	171
3.409% due 05/25/2035 •	3,794	3,831
RMF Buyout Issuance Trust 3.436% due 11/25/2028	10,204	10,223
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	24,858	25,224

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Saranac CLO Ltd. 3.443% due 06/22/2030 •		10,000	10,022
Saxon Asset Securities Trust
2.358% due 11/25/2035 •		9,000	8,582
2.714% due 09/25/2047 •		2,992	2,921
SCF Reality Capital Funding LLC 4.100% due 06/25/2047		10,343	10,507
Securitized Asset-Backed Receivables LLC Trust 3.379% due 03/25/2035 •		182	183
SG Mortgage Securities Trust 2.834% due 10/25/2035 •		1,781	1,787
SLC Student Loan Trust 2.520% due 03/15/2027 •		7,295	7,278
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	508	578
0.000% due 01/25/2024 •		4,814	5,478
0.000% due 06/17/2024 •		3,029	3,442
0.232% due 12/15/2033 •		1,392	1,534
0.239% due 07/25/2039 •		880	973
1.339% due 03/15/2038 •	GBP	3,151	3,854
3.180% due 10/25/2029 •		$3,882	3,864
SoFi Consumer Loan Program LLC 3.260% due 08/25/2025		1,778	1,795
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027		464	466
SoFi Professional Loan Program LLC
1.720% due 09/25/2040		771	769
2.630% due 07/25/2040		5,200	5,201
2.650% due 09/25/2040		1,400	1,413
Sound Point CLO Ltd. 3.472% due 07/20/2027 •		6,400	6,407
Soundview Home Loan Trust 2.684% due 05/25/2036 •		26,000	25,470
Specialty Underwriting & Residential Finance Trust
2.554% due 09/25/2037 •		1,966	1,211
2.754% due 03/25/2037 •		593	316
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		49,977	50,579
Sprite Ltd. 4.250% due 12/15/2037		3,060	3,139
St Paul's CLO DAC 0.850% due 08/20/2030 •	EUR	16,650	18,949
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •		$820	822
START Ireland 4.089% due 03/15/2044		7,071	7,125
Store Master Funding LLC 4.290% due 10/20/2048		4,339	4,685
Structured Asset Investment Loan Trust
2.577% due 07/25/2036 •		2,167	1,528
3.204% due 04/25/2034 •		5,869	5,914
Structured Asset Securities Corp. Mortgage Loan Trust
2.539% due 07/25/2036 •		1,041	1,023
2.539% due 02/25/2037 •		26,487	25,439
2.564% due 12/25/2036 •		40,825	38,605
2.614% due 02/25/2037 •		13,872	13,743
Symphony CLO Ltd. 3.877% due 07/14/2026 •		22,861	22,870
Taberna Preferred Funding Ltd.
2.905% due 05/05/2038 •		4,656	4,446
2.925% due 12/05/2036 •		32,921	29,135
2.995% due 11/05/2035 •		2,593	2,372
Telos CLO Ltd. 3.538% due 04/17/2028 •		20,000	19,961
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		21,673	22,143
TICP CLO Ltd.
3.392% due 07/20/2027 •		2,200	2,193
3.432% due 04/20/2028 •		20,000	19,923
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		2,627	2,648
Tralee CLO Ltd.
3.702% due 10/20/2028 •		2,000	1,995
4.292% due 10/20/2028 •		3,150	3,127
Trinitas CLO Ltd. 3.970% due 10/25/2028 •		12,500	12,507
Tropic CDO Ltd.
2.917% due 07/15/2036 •		11,969	10,772
3.347% due 04/15/2034 •		750	713
U.S. Capital Funding Ltd. 2.864% due 10/10/2040 •		1,015	908
Upstart Securitization Trust
3.887% due 08/20/2025		3,421	3,429
4.997% due 08/20/2025		8,300	8,423
Venture CLO Ltd.
3.321% due 02/28/2026 •		14,414	14,375

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

3.667% due 04/15/2027	5,280	5,267
3.742% due 10/22/2031 •	4,000	3,999
Voya CLO Ltd. 3.300% due 07/25/2026 •	4,761	4,757
Wells Fargo Home Equity Asset-Backed Securities Trust
3.274% due 03/25/2035 •	272	273
4.504% due 11/25/2035 •	5,000	5,067
WhiteHorse Ltd. 3.518% due 04/17/2027 •	3,500	3,495
Z Capital Credit Partners CLO Ltd. 3.551% due 07/16/2027 •	5,800	5,790
Zais CLO Ltd. 3.747% due 04/15/2028 •	4,100	4,109
Total Asset-Backed Securities (Cost $1,807,424)		1,850,551
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (i) 0.1%		5,020
U.S. TREASURY BILLS 0.2%
2.140% due 07/23/2019 - 08/29/2019 (d)(e)(n)	11,217	11,189
Total Short-Term Instruments (Cost $16,208)		16,209
Total Investments in Securities (Cost $10,207,082)		10,362,712

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	10,598,031	104,836
Total Short-Term Instruments (Cost $104,829)		104,836
Total Investments in Affiliates (Cost $104,829)		104,836
Total Investments 197.9% (Cost $10,311,911)		$10,467,548
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $(20,532))		(2,168)
Other Assets and Liabilities, net (97.9)%		(5,176,879)
Net Assets 100.0%		$5,288,501

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Institutional Class Shares of each Fund.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Theatre Hospitals PLC	4.190%	12/15/2024	12/17/2018	$1	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.000%	06/28/2019	07/01/2019	$5,020	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,122)	$5,020	$5,021
Total Repurchase Agreements						$(5,122)	$5,020	$5,021

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.640%	06/13/2019	07/15/2019	$(541,661)	$(542,376)
	2.640	06/20/2019	07/15/2019	(19,372)	(19,388)
	2.660	06/13/2019	07/15/2019	(20,254)	(20,281)
	2.680	06/13/2019	07/15/2019	(37,299)	(37,349)
	2.690	06/13/2019	07/15/2019	(102,054)	(102,191)
	2.690	06/14/2019	07/16/2019	(30,487)	(30,526)
BSN	2.620	04/10/2019	07/15/2019	(203,435)	(204,649)
CSN	2.640	06/13/2019	07/15/2019	(66,586)	(66,674)
	2.660	06/10/2019	07/10/2019	(40,752)	(40,815)
	2.670	06/20/2019	07/22/2019	(5,269)	(5,273)
FOB	2.690	06/21/2019	07/23/2019	(20,876)	(20,892)
GRE	2.610	04/30/2019	07/22/2019	(4,027)	(4,045)
JPS	2.560	06/21/2019	07/09/2019	(40,742)	(40,771)
	2.700	06/27/2019	07/29/2019	(29,660)	(29,669)
RCY	2.600	04/22/2019	07/22/2019	(4,105)	(4,126)
	2.610	06/11/2019	07/23/2019	(5,393)	(5,401)
	2.620	05/13/2019	07/15/2019	(203,865)	(204,592)
	2.720	06/20/2019	07/22/2019	(60,615)	(60,665)
Total Reverse Repurchase Agreements					$(1,439,683)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BOS	2.050%	06/27/2019	07/05/2019	$(31,396)	$(31,404)
	2.050	06/27/2019	07/05/2019	(51,639)	(51,651)
	2.780	06/27/2019	07/05/2019	(1,344)	(1,344)
	2.780	06/28/2019	07/01/2019	(17,130)	(17,133)
	2.850	06/27/2019	07/02/2019	(4,580)	(4,582)
GSC	2.650	06/13/2019	07/05/2019	(42,966)	(43,023)
	2.650	06/13/2019	07/05/2019	(52,784)	(52,854)
	2.650	06/13/2019	07/05/2019	(52,784)	(52,854)
	2.650	06/13/2019	07/05/2019	(52,784)	(52,854)
	2.650	06/13/2019	07/05/2019	(52,784)	(52,854)
	2.740	06/18/2019	07/02/2019	(40,285)	(40,325)
UBS	2.590	04/30/2019	07/09/2019	(7,056)	(7,088)
	2.590	04/30/2019	07/09/2019	(49,212)	(49,432)
	2.590	04/30/2019	07/09/2019	(43,078)	(43,270)
	2.590	04/30/2019	07/09/2019	(13,637)	(13,699)
	2.590	04/30/2019	07/09/2019	(14,256)	(14,320)
	2.590	04/30/2019	07/09/2019	(49,604)	(49,826)
	2.600	04/17/2019	07/17/2019	(13,909)	(13,985)
	2.600	04/17/2019	07/17/2019	(49,321)	(49,591)
	2.600	04/17/2019	07/17/2019	(46,003)	(46,252)
	2.600	04/17/2019	07/17/2019	(41,117)	(41,341)
	2.600	04/17/2019	07/17/2019	(16,467)	(16,556)
	2.600	04/17/2019	07/17/2019	(37,818)	(38,023)
	2.600	04/17/2019	07/17/2019	(27,571)	(27,720)
	2.600	04/17/2019	07/17/2019	(7,627)	(7,668)
	2.600	04/17/2019	07/17/2019	(50,179)	(50,450)
	2.600	04/17/2019	07/17/2019	(29,464)	(29,624)
	2.600	04/17/2019	07/17/2019	(29,638)	(29,798)
	2.600	04/17/2019	07/17/2019	(18,936)	(19,040)
	2.600	04/17/2019	07/17/2019	(48,957)	(49,223)
	2.600	04/17/2019	07/17/2019	(41,940)	(42,167)
	2.600	04/17/2019	07/17/2019	(49,457)	(49,725)
	2.600	04/23/2019	07/24/2019	(21,323)	(21,429)
	2.600	04/23/2019	07/24/2019	(22,743)	(22,856)
	2.600	04/23/2019	07/24/2019	(30,663)	(30,816)
	2.600	04/23/2019	07/24/2019	(32,695)	(32,859)
	2.600	04/23/2019	07/24/2019	(36,882)	(37,066)
	2.600	04/23/2019	07/24/2019	(1,147)	(1,153)
	2.600	04/23/2019	07/24/2019	(11,979)	(12,038)
	2.600	04/23/2019	07/24/2019	(3,826)	(3,845)
	2.600	04/25/2019	07/30/2019	(33,064)	(33,224)
	2.600	04/25/2019	07/30/2019	(49,464)	(49,704)
	2.600	04/25/2019	07/30/2019	(31,853)	(32,007)
	2.600	04/25/2019	07/30/2019	(13,714)	(13,779)
Total Sale-Buyback Transactions					$(1,380,452)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (30.2)%
Fannie Mae UMBS, TBA	3.000%	07/01/2034	$11,800	$(11,980)	$(12,030)
Fannie Mae UMBS, TBA	3.500	08/01/2049	53,000	(54,133)	(54,157)
Fannie Mae UMBS, TBA	4.000	07/01/2049	576,666	(596,099)	(595,914)
Fannie Mae UMBS, TBA	4.000	08/01/2049	652,165	(672,996)	(673,730)
Fannie Mae UMBS, TBA	4.500	07/01/2049	15,500	(16,193)	(16,198)
Fannie Mae UMBS, TBA	4.500	08/01/2049	71,700	(74,973)	(74,906)
Fannie Mae UMBS, TBA	5.500	07/01/2049	4,500	(4,807)	(4,801)
Freddie Mac, TBA	4.000	07/01/2049	28,000	(28,840)	(28,953)
Ginnie Mae, TBA	3.000	08/01/2049	2,500	(2,544)	(2,550)
Ginnie Mae, TBA	3.000	09/01/2049	36,000	(36,613)	(36,679)
Ginnie Mae, TBA	4.000	07/01/2049	21,600	(22,390)	(22,392)
Ginnie Mae, TBA	4.500	07/01/2049	70,200	(73,077)	(73,182)
Total Short Sales (30.2)%				$(1,594,645)	$(1,595,492)

(j)	Securities with an aggregate market value of $2,887,998 and cash of $5,635 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(2,113,130) at a weighted average interest rate of 2.602%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1,325) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,550	$(1,115,774)	$(9,234)	$171	$0
90-Day Eurodollar June Futures	06/2020	769	(189,136)	(1,894)	48	0
90-Day Eurodollar March Futures	03/2020	1,488	(365,639)	(3,515)	74	0
90-Day Eurodollar March Futures	03/2021	15,400	(3,791,095)	(40,234)	770	0
U.S. Treasury 10-Year Note September Futures	09/2019	118	(15,100)	(378)	0	(4)
Total Futures Contracts				$(55,255)	$1,063	$(4)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	07/11/2019		$788,700	$1,051	$(5,754)	$(4,703)	$5	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		145,600	2,008	(1,579)	429	33	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		92,700	(148)	(1,009)	(1,157)	29	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021		161,200	(1,582)	(2,150)	(3,732)	60	0
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		23,400	(387)	3	(384)	10	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		32,800	800	(1,116)	(316)	26	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		118,400	(900)	(4,174)	(5,074)	94	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		138,250	(5,639)	(2,489)	(8,128)	118	0
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		10,700	(373)	(12)	(385)	11	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		399,700	(16,069)	(14,276)	(30,345)	495	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		23,300	2,108	(1,422)	686	32	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		1,500	75	(99)	(24)	2	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,700	208	(343)	(135)	14	(10)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	04/25/2028		6,600	(157)	(427)	(584)	9	0
Receive	3-Month USD-LIBOR	3.036	Semi-Annual	05/16/2028		63,800	(1,715)	(4,132)	(5,847)	89	0
Receive	3-Month USD-LIBOR	2.530	Semi-Annual	05/23/2028		94,500	1,465	(6,129)	(4,664)	133	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	06/18/2028		63,700	(5)	(4,164)	(4,169)	94	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		70,800	2,774	(4,644)	(1,870)	108	0
Pay	3-Month USD-LIBOR	3.183	Semi-Annual	10/16/2028		38,700	1,604	2,596	4,200	0	(66)
Pay	3-Month USD-LIBOR	3.260	Semi-Annual	10/23/2028		124,200	5,992	8,332	14,324	0	(210)
Pay	3-Month USD-LIBOR	3.265	Semi-Annual	10/23/2028		45,600	2,220	3,059	5,279	0	(77)
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028		15,900	723	1,066	1,789	0	(27)
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028		22,500	923	1,507	2,430	0	(38)
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028		54,500	2,680	3,654	6,334	0	(90)
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028		28,000	1,064	1,876	2,940	0	(46)
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028		56,000	1,985	3,752	5,737	0	(91)
Pay	3-Month USD-LIBOR	2.945	Semi-Annual	12/17/2028		26,900	553	1,812	2,365	0	(47)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		93,050	(2,175)	(6,327)	(8,502)	149	0
Pay	3-Month USD-LIBOR	2.697	Semi-Annual	01/04/2029		25,400	9	1,847	1,856	0	(47)
Pay	3-Month USD-LIBOR	2.757	Semi-Annual	02/01/2029		23,100	0	1,787	1,787	0	(71)
Pay	3-Month USD-LIBOR	2.710	Semi-Annual	02/05/2029		22,500	0	1,677	1,677	0	(38)
Receive	3-Month USD-LIBOR	2.650	Semi-Annual	06/10/2029		137,700	(930)	(7,557)	(8,487)	240	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		67,850	(3,226)	(3,141)	(6,367)	119	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		30,000	(2,236)	146	(2,090)	57	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		130,700	3,239	(17,807)	(14,568)	787	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		17,000	1,301	(2,275)	(974)	101	0
Receive(1)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	4,900	(43)	(268)	(311)	0	(20)
Receive(1)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		2,000	(208)	(129)	(337)	0	(15)
Total Swap Agreements							$(3,011)	$(58,309)	$(61,320)	$2,815	$(893)

(l)	Securities with an aggregate market value of $62,070 and cash of $845 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	3,707		$4,203	$0	$(12)
BPS	07/2019		$1,036	EUR	924	15	0
	07/2019		71,014	GBP	55,989	89	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

	08/2019	GBP	55,989		$71,123	0	(91)
BRC	07/2019		$1,209	GBP	948	0	(5)
CBK	07/2019		106,486	EUR	93,696	56	0
	08/2019	CAD	30,321		$22,633	0	(542)
	08/2019	EUR	93,696		106,757	0	(58)
GLM	07/2019		84,605		94,417	0	(1,788)
JPM	07/2019		6,308		7,132	0	(41)
SCX	07/2019	GBP	56,937		72,065	0	(242)
Total Forward Foreign Currency Contracts						$160	$(2,779)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	08/27/2019	348,000	$226	$0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	684
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	09/20/2019	348,000	198	1
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	08/22/2019	1,043,000	834	1
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/30/2019	240,000	180	6
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	08/05/2019	116,000	118	1,131
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	08/14/2019	100,000	90	993
							$2,980	$2,816

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.500	08/06/2019	146,000	$6	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	77.000	09/05/2019	150,000	6	0
	Call - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	111.000	08/06/2019	250,000	10	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	67.500	09/05/2019	124,000	5	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.625	09/05/2019	34,875	103	87
	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2049	69.000	07/08/2019	70,000	3	0
SAL	Put - OTC Fannie Mae UMBS, TBA 2.500% due 07/01/2049	70.000	07/08/2019	61,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 08/01/2034	70.000	08/12/2019	43,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 08/01/2049	68.000	08/06/2019	15,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.719	09/05/2019	34,875	106	95
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	132.000	08/06/2019	100,000	4	0
	Put - OTC Fannie Mae UMBS, TBA 4.500% due 07/01/2049	77.000	07/08/2019	35,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.500% due 07/01/2049	78.000	07/08/2019	165,000	6	0
	Call - OTC Fannie Mae UMBS, TBA 4.500% due 08/01/2049	134.000	08/06/2019	160,000	6	0
	Put - OTC Fannie Mae UMBS, TBA 5.000% due 08/01/2049	75.000	08/06/2019	191,000	7	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	65.000	09/05/2019	100,000	4	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	69.000	09/05/2019	20,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	70.000	09/05/2019	147,000	6	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	71.000	08/06/2019	285,000	11	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	69.000	09/05/2019	69,000	3	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 09/01/2049	77.000	09/05/2019	80,000	3	0
	Put - OTC Fannie Mae UMBS, TBA 5.000% due 07/01/2049	77.000	07/08/2019	180,000	7	0
	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2049	70.000	09/05/2019	101,000	4	4
	Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2049	72.000	07/15/2019	40,000	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2049	75.000	07/15/2019	50,000	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2049	73.000	08/14/2019	300,000	12	0
	Put - OTC Ginnie Mae, TBA 4.500% due 07/01/2049	78.000	07/15/2019	165,000	6	0
	Put - OTC Ginnie Mae, TBA 5.000% due 08/01/2049	74.000	08/14/2019	94,000	4	0
					$333	$186
Total Purchased Options					$3,313	$3,002

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	08/27/2019	348,000	$(40)	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/20/2019	348,000	(35)	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/22/2019	1,043,000	(138)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/30/2019	240,000	(36)	(1)
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250	01/02/2020	63,500	(524)	(6)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/05/2019	116,000	(238)	(1,695)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/14/2019	100,000	(210)	(1,476)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250	01/21/2020	65,500	(602)	(8)
							$(1,823)	$(3,186)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	$102.734	09/05/2019	139,500	$(174)	$(97)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.016	08/06/2019	33,500	(62)	(18)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.359	08/06/2019	23,000	(54)	(20)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.016	08/06/2019	33,500	(42)	(114)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.359	08/06/2019	24,000	(47)	(52)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.758	09/05/2019	24,000	(49)	(28)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.336	09/05/2019	25,000	(72)	(49)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.762	09/05/2019	33,500	(97)	(95)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.336	09/05/2019	25,000	(59)	(79)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.758	09/05/2019	24,000	(38)	(46)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.172	07/08/2019	23,000	(38)	(247)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.672	07/08/2019	19,000	(13)	(111)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	99.938	08/06/2019	36,000	(56)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.141	08/06/2019	70,500	(297)	(36)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.418	08/06/2019	25,000	(51)	(21)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.938	08/06/2019	36,000	(46)	(174)
	Put - OTC Fannie Mae, TBA 3.000% due 07/01/2049	100.828	07/08/2019	74,500	(157)	(157)
GSC	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.484	07/08/2019	43,500	(54)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.484	07/08/2019	43,500	(43)	(332)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	100.242	09/05/2019	32,500	(138)	(138)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.000	08/06/2019	74,000	(318)	(29)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.547	09/05/2019	24,000	(62)	(56)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	98.000	07/08/2019	17,500	(42)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	100.000	07/08/2019	17,500	(33)	(151)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.801	08/06/2019	33,500	(119)	(51)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.813	08/06/2019	51,000	(151)	(79)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.906	08/06/2019	101,000	(379)	(176)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.832	08/06/2019	35,000	(123)	(149)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.609	09/05/2019	39,000	(79)	(39)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.609	09/05/2019	39,000	(55)	(90)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.766	07/08/2019	35,500	(47)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.625	07/08/2019	24,500	(23)	(154)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	35,500	(33)	(177)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	99.984	08/06/2019	19,500	(31)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.156	08/06/2019	28,500	(40)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.234	08/06/2019	19,000	(25)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.375	08/06/2019	34,000	(37)	(4)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	51,000	(124)	(22)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.984	08/06/2019	19,500	(21)	(88)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.988	08/06/2019	27,500	(56)	(124)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.156	08/06/2019	28,500	(31)	(100)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.234	08/06/2019	19,000	(21)	(59)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.375	08/06/2019	34,000	(32)	(82)
SAL	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.516	07/08/2019	22,000	(26)	(161)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.844	08/06/2019	36,000	(129)	(151)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	16,000	(18)	(80)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.656	08/06/2019	71,500	(170)	(14)
					$(3,812)	$(3,857)
Total Written Options					$(5,635)	$(7,043)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$4,335	$(1,496)	$1,259	$0	$(237)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	9,082	(1,988)	1,330	0	(658)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	653	(146)	99	0	(47)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,675	291	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	526	134	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	24	6	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	129	21	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	10,800	(75)	59	0	(16)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	42,313	(933)	1,301	368	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	19,910	(606)	822	216	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	190	51	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,436	8	4	12	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	796	(38)	47	9	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	401	73	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	16	3	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	129	21	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	902	168	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	486	118	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	49,775	(1,880)	2,421	541	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,431)	1,585	154	0
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,438	(1,066)	672	0	(394)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	22,300	(582)	761	179	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,000	(1,424)	2,110	686	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,600	50	469	519	0
						$(15,199)	$17,417	$3,570	$(1,352)

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.765%	Annual	12/03/2019	$360,000	$0	$(34)	$0	$(34)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.770	Annual	12/05/2019	590,000	0	(84)	0	(84)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Annual	12/18/2019	330,000	0	(133)	0	(133)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Annual	12/18/2019	970,000	0	(511)	0	(511)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.708	Annual	12/19/2019	165,000	0	(13)	0	(13)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.730	Annual	12/19/2019	165,000	0	(50)	0	(50)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Annual	12/20/2019	285,000	0	267	267	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.784	Annual	08/16/2019	250,000	0	(86)	0	(86)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.750	Annual	10/28/2019	305,000	0	6	6	0
							$0	$(638)	$273	$(911)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	1,157	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2038	$7,523	$0	$(10)	$0	$(10)
	Pay	IOS.FN.550.08 Index	337	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	1,852	0	(10)	0	(10)
	Pay	IOS.FN.600.08 Index	218	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	1,307	0	(5)	0	(5)
JPS	Pay	IOS.FN.600.08 Index	957	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	5,739	0	(21)	0	(21)
SAL	Pay	IOS.FN.550.08 Index	491	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	2,698	0	(15)	0	(15)
	Pay	IOS.FN.600.08 Index	339	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	2,033	0	(8)	0	(8)
								$0	$(69)	$0	$(69)
Total Swap Agreements								$(15,199)	$16,710	$3,843	$(2,332)

(n)	Securities with an aggregate market value of $9,615 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,956	$0	$1,956
Corporate Bonds & Notes
Banking & Finance	0	41,423	15,165	56,588
Industrials	0	2,107	0	2,107
U.S. Government Agencies	0	5,592,097	49,463	5,641,560
U.S. Treasury Obligations	0	1,528,493	0	1,528,493
Non-Agency Mortgage-Backed Securities	0	1,187,054	78,194	1,265,248
Asset-Backed Securities	0	1,835,473	15,078	1,850,551
Short-Term Instruments
Repurchase Agreements	0	5,020	0	5,020
U.S. Treasury Bills	0	11,189	0	11,189
	$0	$10,204,812	$157,900	$10,362,712
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	104,836	0	0	104,836
	$104,836	$0	$0	$104,836
Total Investments	$104,836	$10,204,812	$157,900	$10,467,548

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,595,492)	$0	$(1,595,492)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,063	2,815	0	3,878
Over the counter	0	7,005	0	7,005
	$1,063	$9,820	$0	$10,883
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(893)	0	(897)
Over the counter	0	(12,154)	0	(12,154)
	$(4)	$(13,047)	$0	$(13,051)
Total Financial Derivative Instruments	$1,059	$(3,227)	$0	$(2,168)
Totals	$105,895	$8,606,093	$157,900	$8,869,888

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,000	$0	$0	$0	$165	$0	$0	$15,165	$165
U.S. Government Agencies	0	49,337	0	0	0	126	0	0	49,463	126
Non-Agency Mortgage-Backed Securities	126,623	7,108	(3,078)	44	82	(184)	0	(52,401)	78,194	1,060
Asset-Backed Securities	33,906	2,850	(2,701)	0	0	1,754	0	(20,731)	15,078	1,651
Totals	$160,529	$74,295	$(5,779)	$44	$82	$1,861	$0	$(73,132)	$157,900	$3,002

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2019 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$15,165	Proxy Pricing	Base Price	100.000
U.S. Government Agencies	49,463	Proxy Pricing	Base Price	102.000 - 104.281
Non-Agency Mortgage-Backed Securities	78,194	Proxy Pricing	Base Price	97.344 - 104.375
Asset-Backed Securities	12,227	Other Valuation Techniques(2)	-	-
	2,851	Proxy Pricing	Base Price	100.000
Total	$157,900

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.6% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.3%
Preferred Term Securities Ltd. 3.470% (US0003M + 0.860%) due 07/03/2033 ~	$496	$471
INDUSTRIALS 0.6%
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	881	853
Total Corporate Bonds & Notes (Cost $1,263)		1,324
U.S. GOVERNMENT AGENCIES 134.6%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	4	4
0.200% due 02/25/2043 •(a)	284	2
1.548% due 10/25/2046 ~(a)	45	2
1.581% due 04/25/2055	274	18
1.635% due 07/25/2044 ~(a)	179	10
1.660% due 08/25/2055	172	10
1.664% due 08/25/2054	225	14
1.670% due 07/25/2052 ~(a)	168	9
1.695% due 07/25/2044 ~(a)	143	8
1.764% due 01/25/2045 ~(a)	133	6
1.770% due 03/25/2045 ~(a)	155	8
1.825% due 07/25/2045 ~(a)	597	40
1.882% due 09/25/2045 ~(a)	151	9
1.941% due 08/25/2044 ~(a)	124	7
2.340% due 04/25/2043 - 06/25/2043 •	1,300	1,298
2.355% due 01/25/2022 ~(a)	3,554	90
2.393% due 06/25/2043 •	967	915
2.490% due 03/25/2043 •	282	283
2.500% due 07/01/2046 - 12/01/2046	604	595
2.524% due 03/25/2034 •	158	157
2.550% due 06/25/2033 •	17	17
2.554% due 08/25/2034 •	13	13
2.570% due 12/25/2036 •	957	947
2.690% due 06/25/2032 •	89	86
2.704% due 12/25/2048 •	902	898
2.770% due 11/25/2032 •	32	31
2.782% due 04/18/2028 •	1	1
2.854% due 05/25/2023 - 07/25/2036 •	546	547
2.904% due 03/25/2032 •	149	151
2.944% due 07/25/2039	930	958
3.000% due 07/25/2045 - 09/25/2048	1,453	1,464
3.000% due 04/25/2046 (a)	617	72
3.000% due 05/01/2049 (e)	5,988	5,992
3.054% due 02/25/2024 •	61	61
3.064% due 04/25/2037 •	663	655
3.104% due 10/25/2037 •	670	680
3.196% due 06/25/2044 •(a)	933	125
3.404% due 04/25/2023 - 04/25/2032 •	73	75
3.500% due 03/25/2044 - 07/25/2048	2,564	2,644
3.500% due 04/25/2046 (a)	484	38
3.575% due 02/01/2026	500	531
3.640% due 10/25/2045 •	203	228
3.682% due 08/01/2042 - 10/01/2044 •	621	625
3.800% due 02/01/2036 •	261	261
3.820% due 01/01/2029	500	551
4.000% due 06/01/2033 - 11/25/2045	1,636	1,747
4.094% due 03/01/2032 •	14	14
4.175% due 09/01/2034 •	114	119
4.181% due 11/25/2035 •(a)	1,359	202
4.182% due 05/01/2035 •	117	121
4.183% due 05/01/2035 •	13	14
4.187% due 10/01/2035 •	24	25
4.196% due 01/01/2035 •	96	99
4.228% due 10/01/2035 •	8	9
4.248% due 12/01/2034 •	3	3
4.249% due 08/01/2027 •	68	69
4.260% due 11/01/2034 •	9	10
4.300% due 01/01/2035 •	18	18
4.315% due 01/01/2035 •	23	24

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

4.342% due 01/01/2035 •	31	32
4.355% due 02/01/2035 •	15	16
4.360% due 11/01/2035 •	25	26
4.393% due 05/25/2035	85	90
4.410% due 03/01/2035 •	3	3
4.416% due 04/01/2035 •	40	42
4.441% due 02/01/2035 - 07/01/2035 •	76	80
4.453% due 01/01/2035 •	17	18
4.457% due 03/01/2035 •	14	14
4.487% due 09/01/2035 •	14	14
4.500% due 09/01/2033 - 08/25/2043	1,580	1,749
4.545% due 12/01/2034 •	4	4
4.569% due 10/01/2037 •	809	852
4.575% due 03/01/2035 •	10	11
4.600% due 10/01/2028 •	7	7
4.607% due 05/01/2038 •	583	612
4.627% due 05/01/2035 •	59	62
4.635% due 12/01/2034 •	136	140
4.643% due 09/01/2041 •	208	219
4.648% due 07/01/2035 •	17	18
4.670% due 02/01/2035 •	22	23
4.675% due 01/01/2036 •	199	210
4.685% due 02/01/2035 •	12	13
4.712% due 04/01/2033 •	36	38
4.720% due 02/01/2035 •	24	26
4.757% due 06/01/2030 •	6	6
4.780% due 11/01/2035 •	26	26
4.798% due 07/01/2035 •	54	57
4.809% due 02/01/2035 •	11	12
4.915% due 02/01/2042 •	102	107
4.933% due 05/01/2035 •	69	73
5.005% due 10/01/2032 •	116	116
6.500% due 09/25/2023 - 01/25/2032	62	69
6.500% due 04/25/2038 (a)	29	7
7.000% due 09/25/2023	6	6
7.750% due 08/25/2022	5	5
Fannie Mae UMBS
2.000% due 01/01/2028 - 09/01/2029	504	501
2.500% due 06/01/2028 - 08/01/2028	857	865
3.000% due 06/01/2029 - 10/01/2038	1,859	1,896
3.000% due 04/01/2031 (e)	969	993
3.500% due 05/01/2034 - 03/01/2048	10,001	10,379
4.000% due 07/01/2033 - 05/01/2047 (e)	10,731	11,358
4.000% due 08/01/2038 - 03/01/2048	7,649	8,053
4.500% due 07/01/2039 - 01/01/2049	2,096	2,242
4.500% due 07/01/2048 (e)	947	995
5.000% due 06/01/2021 - 01/01/2024	152	155
5.500% due 08/01/2024 - 12/01/2048	1,033	1,123
6.000% due 03/01/2022 - 11/01/2040	1,429	1,591
6.500% due 11/01/2028 - 11/01/2037	759	858
7.500% due 09/01/2034	1	1
Fannie Mae UMBS, TBA
2.500% due 07/01/2034 - 08/01/2049	1,150	1,142
3.000% due 08/01/2034 - 08/01/2049	3,200	3,256
3.500% due 07/01/2034	800	826
4.000% due 07/01/2034 - 09/01/2049	2,600	2,688
4.500% due 07/01/2034 - 08/01/2049	6,900	7,184
5.000% due 08/01/2049	400	423
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	1,908	1,601
0.890% due 01/25/2023 ~(a)	21,388	492
1.112% due 11/25/2022 ~(a)	9,780	274
1.280% due 11/15/2040 •	357	329
1.323% due 04/25/2021 ~(a)	5,949	106
1.381% due 10/15/2037 ~(a)	46	2
1.425% due 11/25/2019 ~(a)	1,987	6
1.520% due 11/25/2019 ~(a)	30,753	111
1.558% due 10/15/2037 ~(a)	20	1
1.647% due 11/15/2038	136	8
1.663% due 08/15/2041	43	2
1.742% due 05/15/2037 ~(a)	41	2
1.791% due 08/15/2036	103	7
1.815% due 03/15/2037 ~(a)	47	3
1.834% due 10/15/2041 ~(a)	100	4
1.883% due 11/15/2036 ~(a)	123	9
1.909% due 06/15/2038 ~(a)	86	6
1.997% due 02/15/2038 ~(a)	106	7
2.500% due 12/01/2032 (e)	1,643	1,656
2.500% due 01/15/2045 - 09/01/2046	1,230	1,217
2.644% due 05/15/2035 •	39	38
2.761% due 11/25/2021 •	89	89
2.781% due 09/25/2021 •	31	31
2.790% due 10/15/2037 •	202	202
2.836% due 04/15/2038 •	813	809
2.844% due 12/15/2031 •	59	58
2.894% due 09/15/2030 - 06/15/2042 •	572	573

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

3.000% due 06/01/2027 - 05/15/2048	7,861	7,918
3.326% due 11/01/2028 •	1	1
3.340% due 02/15/2021 •	24	24
3.488% due 02/25/2045 •	170	170
3.500% due 12/15/2022 - 12/01/2048	3,440	2,056
3.500% due 01/15/2043 - 08/15/2045 (a)	1,106	167
3.806% due 01/15/2043 •(a)	2,044	328
4.000% due 03/15/2042 - 05/15/2048	1,458	1,612
4.000% due 08/01/2042 - 09/01/2042 (e)	2,254	2,379
4.000% due 09/15/2045 - 04/15/2046 (a)	2,115	363
4.097% due 08/01/2025 •	1	1
4.500% due 03/15/2021 - 04/01/2044	683	732
4.528% due 09/01/2034 •	309	326
4.549% due 11/01/2036 •	124	130
4.610% due 09/01/2035 •	97	101
4.674% due 02/01/2035 •	2	2
4.713% due 10/01/2039 •	543	572
4.722% due 11/01/2031 •	19	20
4.730% due 02/01/2028 •	18	18
4.741% due 01/01/2035 •	16	17
4.747% due 08/01/2036 •	20	21
4.750% due 03/01/2035 •	9	9
4.765% due 01/01/2034 •	12	12
4.781% due 04/01/2035 •	40	42
4.792% due 04/01/2035 •	27	28
4.865% due 05/01/2032 •	15	15
4.967% due 02/01/2035 •	12	13
5.000% due 09/01/2033 - 03/01/2049	3,764	4,095
5.000% due 02/01/2035 •	4	5
5.013% due 03/01/2035 •	5	6
5.032% due 06/01/2035 •	25	26
5.500% due 04/01/2027 - 09/01/2039	1,767	1,962
5.500% due 10/15/2035 (a)	194	43
5.615% due 08/15/2046 •	5	5
5.760% due 05/15/2035 •	137	164
6.000% due 02/01/2024 - 05/01/2040	1,262	1,419
6.240% due 05/15/2041 •	199	260
6.500% due 12/15/2023 - 05/15/2028	147	161
7.000% due 05/15/2037	435	564
8.000% due 06/15/2026	3	3
Ginnie Mae
0.624% due 12/20/2045 ~(a)	263	7
0.766% due 06/20/2042	271	10
0.832% due 09/20/2045 ~(a)	309	11
0.839% due 06/20/2042 ~(a)	248	10
0.848% due 11/20/2045 ~(a)	231	8
1.124% due 06/20/2043 ~(a)	205	7
2.000% due 03/20/2043	74	71
2.594% due 07/16/2032 •	1	1
2.644% due 08/16/2032 •	50	50
2.740% due 08/20/2044 •	2,392	2,382
3.000% due 05/20/2039 (a)	251	12
3.000% due 02/15/2043 - 09/20/2047	2,899	2,962
3.187% due 09/20/2063 •	882	887
3.217% due 09/20/2065 •	862	867
3.467% due 04/20/2063 •	1,526	1,553
3.479% due 09/20/2045	138	157
3.500% due 02/15/2042 - 02/20/2048	6,153	6,416
3.500% due 08/20/2042 (a)	452	63
3.500% due 03/20/2047 - 03/20/2048 (e)	3,386	3,498
3.507% due 08/20/2063	1,472	1,487
3.697% due 11/20/2045 •(a)	1,014	192
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	7	8
3.767% due 09/20/2063 •	745	758
4.000% due 03/15/2045 - 04/20/2048	5,275	4,552
4.070% due 01/15/2050 (e)	1,235	1,253
4.125% (H15T1Y + 1.500%) due 12/20/2021 ~	1	1
4.500% due 01/15/2035 - 05/20/2049	6,688	7,000
4.500% due 06/15/2040 - 06/20/2048 (e)	2,368	2,524
5.000% due 11/20/2034 - 03/20/2049	2,574	2,778
5.000% due 08/20/2045 •	85	90
5.000% due 12/20/2048 - 04/20/2049 (e)	3,533	3,702
5.500% due 09/15/2033 - 12/15/2039	239	268
6.000% due 05/20/2042	72	82
6.500% due 07/15/2024 - 08/15/2038	350	387
Ginnie Mae, TBA
3.000% due 07/01/2049 - 08/01/2049	9,200	9,384
3.500% due 07/01/2049 - 08/01/2049	9,250	9,547
4.000% due 08/01/2049	13,800	14,313
4.500% due 07/01/2049 - 08/01/2049	9,650	10,055

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 07/01/2049 - 08/01/2049	4,950	5,174
Total U.S. Government Agencies (Cost $208,327)		210,902
U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes
2.250% due 03/31/2026	400	409
2.625% due 01/31/2026 (e)	1,400	1,466
Total U.S. Treasury Obligations (Cost $1,801)		1,875
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
BAMLL Commercial Mortgage Securities Trust 3.594% due 03/15/2034 •	1,000	1,004
Banc of America Funding Trust
2.963% due 05/20/2035 ^•	43	38
4.648% due 01/20/2047 ^~	299	291
4.991% due 03/26/2036 ~	150	149
Banc of America Mortgage Trust 4.973% due 07/20/2032 ~	7	7
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.684% due 01/25/2035 •	25	25
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2024	1,000	1,072
Citigroup Mortgage Loan Trust 3.204% due 08/25/2035 ^•	484	452
Civic Mortgage LLC 3.892% due 06/25/2022 Þ	93	92
Countrywide Alternative Loan Trust
2.583% due 07/20/2046 ^•	71	56
2.614% due 05/25/2035 •	355	341
2.654% due 09/25/2046 ^•	417	344
2.654% due 10/25/2046 ^•	79	62
2.663% due 09/20/2046 •	326	200
2.744% due 10/25/2046 ^•	356	237
Countrywide Home Loan Mortgage Pass-Through Trust
2.704% due 04/25/2046 ^•	13	1
2.744% due 03/25/2036 •	38	15
2.754% due 02/25/2036 ^•	14	3
2.862% due 04/25/2035 ~	461	423
2.984% due 04/25/2035 •	126	119
3.324% due 09/25/2034 •	133	95
4.463% due 06/19/2031 ~	31	31
Credit Suisse First Boston Mortgage Securities Corp. 4.326% due 09/25/2034 ~	42	41
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	772	782
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.644% due 06/25/2037 •	126	123
GreenPoint Mortgage Funding Trust
2.604% due 10/25/2046 ^•	276	243
2.604% due 12/25/2046 ^•	309	291
2.674% due 04/25/2036 ^•	15	48
2.724% due 09/25/2046 ^•	351	271
2.744% due 10/25/2046 ^•	340	266
GSR Mortgage Loan Trust 2.664% due 08/25/2046 •	253	137
HarborView Mortgage Loan Trust
2.573% due 07/21/2036 •	70	61
2.630% due 03/19/2036 ^•	45	43
HomeBanc Mortgage Trust 2.584% due 12/25/2036 •	88	87
IndyMac Mortgage Loan Trust
2.604% due 06/25/2046 •	109	96
2.604% due 11/25/2046 •	222	208
JPMorgan Mortgage Trust
3.304% due 11/25/2049 •	1,500	1,504
3.354% due 09/25/2049 •	932	936
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	713	739
4.250% due 09/29/2046 «	1,261	1,339
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	812	843
Lehman XS Trust 2.724% due 11/25/2046 ^•	344	284
MASTR Adjustable Rate Mortgages Trust
3.004% due 05/25/2047 ^•	284	409
3.084% due 05/25/2047 ^•	284	305
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	983	190
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.094% due 11/15/2031 •	52	53
Motel 6 Trust 3.314% due 08/15/2034 •	881	882
Residential Accredit Loans, Inc. Trust
2.604% due 12/25/2046 ^•	207	187

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

2.634% due 05/25/2037 ^•	30	21
2.674% due 05/25/2046 ^•	135	120
4.240% due 08/25/2035 ^~	188	122
Sequoia Mortgage Trust
3.090% due 10/19/2026 •	34	35
3.143% due 10/20/2027 •	7	7
Structured Asset Mortgage Investments Trust 3.050% due 09/19/2032 •	19	19
Thornburg Mortgage Securities Trust 4.649% due 10/25/2046 •	134	136
UBS-Barclays Commercial Mortgage Trust 1.269% due 04/10/2046 ~(a)	3,052	107
WaMu Mortgage Pass-Through Certificates Trust
2.904% due 07/25/2044 •	108	110
3.104% due 12/25/2045 •	301	224
Washington Mutual Mortgage Pass-Through Certificates Trust
2.654% due 07/25/2046 ^•	6	5
3.224% due 12/25/2046 •	179	159
Total Non-Agency Mortgage-Backed Securities (Cost $15,314)		16,490
ASSET-BACKED SECURITIES 14.8%
ACE Securities Corp. Home Equity Loan Trust 2.544% due 07/25/2036 •	1,616	1,320
Aegis Asset-Backed Securities Trust 3.104% due 03/25/2035 •	300	289
Amortizing Residential Collateral Trust 3.104% due 10/25/2031 •	9	9
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.899% due 06/25/2028 •	22	22
3.034% due 09/25/2028 •	115	116
Bayview Koitere Fund Trust 3.967% due 07/28/2033 Þ	291	293
Bayview Opportunity Master Fund Trust
4.090% due 02/28/2034 Þ	699	713
4.213% due 10/29/2033 Þ	95	97
Benefit Street Partners CLO Ltd. 3.842% due 01/20/2029 •	800	802
Centex Home Equity Loan Trust 2.704% due 01/25/2032 •	12	12
CIT Group Home Equity Loan Trust 2.970% due 06/25/2033 •	49	49
Citigroup Mortgage Loan Trust 2.564% due 12/25/2036 •	852	580
Conseco Finance Home Equity Loan Trust 3.894% due 05/15/2032 •	172	172
Countrywide Asset-Backed Certificates
2.544% due 04/25/2047 •	198	194
3.084% due 06/25/2033 •	37	37
Crown Point CLO Ltd. 3.713% due 07/17/2028	3,000	2,986
EMC Mortgage Loan Trust 3.904% due 08/25/2040 •	54	54
Figueroa CLO Ltd. 3.497% due 01/15/2027 •	2,314	2,313
Flagship Ltd. 3.712% due 01/20/2026 •	98	98
GSAA Home Equity Trust 2.704% due 03/25/2037 •	265	164
Home Equity Asset Trust 3.004% due 11/25/2032 •	3	3
HSI Asset Securitization Corp. Trust 2.544% due 01/25/2037 •	436	348
Jamestown CLO Ltd. 3.808% due 01/17/2027 •	2,050	2,052
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 Þ	318	321
3.750% due 04/25/2059 Þ	834	851
Morgan Stanley ABS Capital, Inc. Trust 2.534% due 01/25/2037 •	1,143	583
Morgan Stanley Mortgage Loan Trust 2.764% due 04/25/2037 •	675	321
Mountain Hawk CLO Ltd. 3.412% due 07/20/2024 •	652	652
Navient Student Loan Trust 3.554% due 03/25/2066 •	842	846
OFSI Fund Ltd. 3.247% due 03/20/2025 •	90	90
Option One Mortgage Loan Trust 2.544% due 01/25/2037 •	840	632
Residential Asset Securities Corp. Trust 2.654% due 11/25/2036 ^•	736	652
RMAT LP 4.090% due 05/25/2048 Þ	707	713
Saxon Asset Securities Trust 4.154% due 12/25/2037 •	231	220

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 2.834% due 01/25/2035 •	529	517
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	969	980
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •	71	72
Structured Asset Investment Loan Trust 2.714% due 01/25/2036 •	1,365	1,310
United National Home Loan Owner Trust 7.410% due 03/25/2025 ^Þ	30	30
Utah State Board of Regents 3.154% due 01/25/2057 •	1,148	1,148
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 Þ	533	535
Total Asset-Backed Securities (Cost $22,286)		23,196
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.6%		903
Total Short-Term Instruments (Cost $903)		903
Total Investments in Securities (Cost $249,894)		254,690
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	19,373	192
Total Short-Term Instruments (Cost $192)		192
Total Investments in Affiliates (Cost $192)		192
Total Investments 162.7% (Cost $250,086)		$254,882
Financial Derivative Instruments (f)(g) (0.0)%(Cost or Premiums, net $79)		(41)
Other Assets and Liabilities, net (62.7)%		(98,169)
Net Assets 100.0%		$156,672

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$903	U.S. Treasury Notes 2.250% due 03/31/2021	$(922)	$903	$903
Total Repurchase Agreements						$(922)	$903	$903

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.640%	06/20/2019	07/15/2019	$(5,781)	$(5,786)
CSN	2.640	06/13/2019	07/15/2019	(10,632)	(10,646)
	2.660	06/13/2019	07/15/2019	(16,464)	(16,486)
DEU	2.610	06/04/2019	07/05/2019	(1,467)	(1,469)
Total Reverse Repurchase Agreements					$(34,387)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (25.5)%
Fannie Mae UMBS, TBA	3.000%	08/01/2049	$5,300	$(5,339)	$(5,339)
Fannie Mae UMBS, TBA	3.500	07/01/2034	13,200	(13,592)	(13,625)
Fannie Mae UMBS, TBA	3.500	08/01/2034	4,100	(4,226)	(4,231)
Fannie Mae UMBS, TBA	3.500	08/01/2049	4,700	(4,795)	(4,803)
Fannie Mae UMBS, TBA	4.000	08/01/2049	4,150	(4,285)	(4,287)
Ginnie Mae, TBA	4.500	07/01/2049	6,000	(6,239)	(6,276)
Ginnie Mae, TBA	5.000	07/01/2049	1,300	(1,357)	(1,359)
Total Short Sales (25.5)%				$(39,833)	$(39,920)

(e)	Securities with an aggregate market value of $35,814 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(26,138) at a weighted average interest rate of 2.615%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	50	$5,908	$99	$0	$0
U.S. Treasury 10-Year Ultra September Futures	09/2019	24	3,315	71	1	0
				$170	$1	$0

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	10	$(1,280)	$(27)	$0	$(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	8	(1,421)	(44)	1	0
				$(71)	$1	$(1)
Total Futures Contracts				$99	$2	$(1)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$13,200	$495	$(625)	$(130)	$12	$0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	2,500	30	(137)	(107)	2	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	(377)	(331)	15	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	6,600	(263)	(238)	(501)	8	0
Pay	3-Month USD-LIBOR	2.894	Semi-Annual	06/04/2028	600	0	49	49	0	(1)
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	1,200	0	98	98	0	(2)
Pay	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	300	0	27	27	0	(1)
Pay	3-Month USD-LIBOR	2.915	Semi-Annual	07/09/2028	1,000	0	91	91	0	(2)
Pay	3-Month USD-LIBOR	2.920	Semi-Annual	07/16/2028	600	0	55	55	0	(1)
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028	600	0	67	67	0	(1)
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028	600	0	65	65	0	(1)
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	6,300	0	732	732	0	(10)
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028	600	0	63	63	0	(1)
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028	1,200	0	123	123	0	(2)
Pay	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	100	0	10	10	0	0
Pay	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	200	0	20	20	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	300	(2)	(25)	(27)	0	0
Pay	3-Month USD-LIBOR	2.697	Semi-Annual	01/04/2029	600	0	44	44	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	6,100	(164)	(408)	(572)	11	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029	500	(37)	2	(35)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	1,650	(61)	(123)	(184)	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	600	64	(98)	(34)	4	0
Total Swap Agreements						$108	$(585)	$(477)	$63	$(23)

Cash of $1,230 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	08/27/2019	7,500	$5	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	09/20/2019	7,500	4	0
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	08/22/2019	22,000	18	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/30/2019	4,000	3	0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	08/05/2019	3,000	3	29
							$33	$29

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$99.625	09/05/2019	500	$1	$1
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.719	09/05/2019	500	2	2
	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2049	70.000	07/15/2019	4,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2049	72.000	07/15/2019	7,000	0	0
					$3	$3
Total Purchased Options					$36	$32

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	08/27/2019	7,500	$(1)	$0
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/20/2019	7,500	(1)	0
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/22/2019	22,000	(2)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/30/2019	4,000	(1)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/05/2019	3,000	(6)	(44)
							$(11)	$(44)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 4.000% due 09/01/2049	$102.734	09/05/2019	2,000	$(2)	$(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.359	08/06/2019	500	(1)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.359	08/06/2019	500	(1)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.758	09/05/2019	500	(1)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.336	09/05/2019	500	(1)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.762	09/05/2019	500	(1)	(1)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.336	09/05/2019	500	(1)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.758	09/05/2019	500	(1)	(1)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.672	07/08/2019	500	0	(3)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.418	08/06/2019	500	(1)	0
GSC	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.484	07/08/2019	500	(1)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.484	07/08/2019	500	0	(4)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	100.242	09/05/2019	500	(2)	(2)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.789	08/06/2019	1,000	(3)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.547	09/05/2019	500	(1)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.969	08/06/2019	1,000	(4)	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	98.000	07/08/2019	500	(1)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	100.000	07/08/2019	500	(1)	(4)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.801	08/06/2019	500	(2)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.906	08/06/2019	1,500	(6)	(3)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.832	08/06/2019	500	(2)	(2)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.609	09/05/2019	500	(1)	(1)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.609	09/05/2019	500	(1)	(1)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	99.766	07/08/2019	500	(1)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.625	07/08/2019	500	0	(3)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	500	0	(3)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	99.984	08/06/2019	500	(1)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.156	08/06/2019	500	(1)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.234	08/06/2019	500	(1)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.375	08/06/2019	500	(1)	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	1,000	(2)	0
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.984	08/06/2019	500	(1)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.988	08/06/2019	500	(1)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.156	08/06/2019	500	(1)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.234	08/06/2019	500	(1)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	102.375	08/06/2019	500	0	(1)
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	99.000	08/06/2019	500	(1)	0
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	101.000	08/06/2019	500	(1)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.516	07/08/2019	500	(1)	(4)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	100.844	08/06/2019	500	(2)	(2)
	Call - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	101.766	07/08/2019	500	(1)	(3)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	100.656	08/06/2019	1,000	(2)	0
				$(54)	$(58)
Total Written Options				$(65)	$(102)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740%	Semi-Annual	12/18/2019	$5,000	$0	$(2)	$0	$(2)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Semi-Annual	12/18/2019	15,000	0	(8)	0	(8)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.730	Semi-Annual	12/19/2019	5,000	0	(1)	0	(1)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Semi-Annual	12/20/2019	5,000	0	5	5	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.784	Semi-Annual	08/16/2019	5,000	0	(2)	0	(2)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.750	Semi-Annual	10/28/2019	5,000	0	0	0	0
							$0	$(8)	$5	$(13)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2038	$461	$0	$(1)	$0	$(1)
	Pay	IOS.FN.550.08 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	261	0	(1)	0	(1)
JPS	Pay	IOS.FN.600.08 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	205	0	(1)	0	(1)
SAL	Pay	IOS.FN.550.08 Index	N/A	2.413% (1-Month USD-LIBOR)	Monthly	01/12/2039	149	0	(1)	0	(1)
								$0	$(4)	$0	$(4)
Total Swap Agreements								$0	$(12)	$5	$(17)

(1)	Notional Amount represents the number of contracts.

(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$471	$0	$471
Industrials	0	853	0	853
U.S. Government Agencies	0	210,902	0	210,902
U.S. Treasury Obligations	0	1,875	0	1,875
Non-Agency Mortgage-Backed Securities	0	13,569	2,921	16,490
Asset-Backed Securities	0	23,196	0	23,196
Short-Term Instruments
Repurchase Agreements	0	903	0	903
	$0	$251,769	$2,921	$254,690
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$192	$0	$0	$192
Total Investments	$192	$251,769	$2,921	$254,882
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(39,920)	$0	$(39,920)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	63	0	65
Over the counter	0	37	0	37
	$2	$100	$0	$102

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(23)	0	(24)
Over the counter	0	(119)	0	(119)
	$(1)	$(142)	$0	$(143)
Total Financial Derivative Instruments	$1	$(42)	$0	$(41)
Totals	$193	$211,807	$2,921	$214,921

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,943	$0	$(75)	$(1)	$(3)	$57	$0	$0	$2,921	$57
Totals	$2,943	$0	$(75)	$(1)	$(3)	$57	$0	$0	$2,921	$57

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,921	Proxy Pricing	Base Price	102.828 - 104.375
Total	$2,921

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Multi-Strategy Alternative Fund	June 30, 2019 (Unaudited)

AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 14.1% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.4%
Barclays PLC 3.905% (US0003M + 1.380%) due 05/16/2024 ~	$200	$197
Deutsche Bank AG 3.751% (US0003M + 1.230%) due 02/27/2023 ~	100	97
JPMorgan Chase & Co. 3.012% (US0003M + 0.610%) due 06/18/2022 ~	100	100
Royal Bank of Scotland Group PLC 4.892% due 05/18/2029 •	200	214
		608
INDUSTRIALS 0.2%
Woodside Finance Ltd. 4.600% due 05/10/2021	200	206
Total Corporate Bonds & Notes (Cost $814)		814
U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae UMBS 4.000% due 05/01/2047 - 06/01/2048	98	102
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	3,000	3,066
4.000% due 08/01/2049	1,000	1,033
Total U.S. Government Agencies (Cost $4,188)		4,201
U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
3.000% due 02/15/2048	300	328
3.000% due 02/15/2049	200	219
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	216	214
0.125% due 01/15/2022	1,016	1,010
0.125% due 04/15/2022	735	730
0.125% due 07/15/2022	889	886
0.625% due 07/15/2021	227	228
1.000% due 02/15/2048	311	327
1.125% due 01/15/2021	117	118
2.000% due 01/15/2026	515	573
U.S. Treasury Notes
2.375% due 08/15/2024	800	823
2.625% due 12/31/2025	200	209
2.625% due 02/15/2029	1,750	1,845
2.750% due 02/15/2024 (h)	100	105
3.000% due 09/30/2025	500	534
3.000% due 10/31/2025	500	534
Total U.S. Treasury Obligations (Cost $8,450)		8,683
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Impac Secured Assets Trust 2.564% due 03/25/2037 ^•	124	117
MortgageIT Trust 2.924% due 12/25/2035 •	127	126
Residential Asset Securitization Trust 6.000% due 04/25/2036 ^	116	85
Residential Funding Mortgage Securities, Inc. Trust 4.903% due 04/25/2037 ~	111	107
Total Non-Agency Mortgage-Backed Securities (Cost $436)		435
ASSET-BACKED SECURITIES 0.4%
Aames Mortgage Investment Trust 2.884% due 04/25/2036 •	184	166
Bear Stearns Asset-Backed Securities Trust 3.454% due 08/25/2037 •	150	133
Countrywide Asset-Backed Certificates
2.554% due 05/25/2037 •	59	58
2.644% due 04/25/2037 •	130	101

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

GSAMP Trust 3.379% due 03/25/2035 ^•	125	110
Total Asset-Backed Securities (Cost $560)		568
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.750% due 12/31/2038 þ	150	88
5.875% due 01/11/2028	50	38
Saudi Government International Bond 4.000% due 04/17/2025	200	213
Total Sovereign Issues (Cost $350)		339
SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (f) 0.6%		875
SHORT-TERM NOTES 1.8%
Federal Home Loan Bank
2.285% due 07/10/2019 (b)(c)	700	699
2.314% due 09/11/2019 (b)(c)	1,200	1,195
2.439% due 07/03/2019 (b)(c)	500	500
		2,394
U.S. TREASURY BILLS 0.7%
2.142% due 07/23/2019 - 08/06/2019 (a)(b)(j)	893	892
Total Short-Term Instruments (Cost $4,160)		4,161
Total Investments in Securities (Cost $18,958)		19,201
	SHARES
INVESTMENTS IN AFFILIATES 88.2%
MUTUAL FUNDS (e) 79.0%
PIMCO CommoditiesPLUS® Strategy Fund	770,761	4,093
PIMCO Credit Opportunities Bond Fund	2,477,724	24,876
PIMCO Dynamic Bond Fund	1,778,523	19,297
PIMCO EqS® Long/Short Fund	509,990	5,636
PIMCO Mortgage Opportunities and Bond Fund	2,054,244	22,412
PIMCO RAE Worldwide Long/Short PLUS Fund	1,379,873	13,964
PIMCO RealEstateRealReturn Strategy Fund	386,476	3,505
PIMCO TRENDS Managed Futures Strategy Fund	1,389,940	13,830
Total Mutual Funds (Cost $105,578)		107,613
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	1,263,975	12,503
Total Short-Term Instruments (Cost $12,498)		12,503
Total Investments in Affiliates (Cost $118,076)		120,116
Total Investments 102.3% (Cost $137,034)		$139,317
Financial Derivative Instruments (g)(i) 0.2%(Cost or Premiums, net $272)		251
Other Assets and Liabilities, net (2.5)%		(3,370)
Net Assets 100.0%		$136,198

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$875	U.S. Treasury Notes 2.250% due 03/31/2021	$(902)	$875	$875
Total Repurchase Agreements						$(902)	$875	$875

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
Sovereign Issues (0.1)%
Canadian Government Bond	2.750%	12/01/2048	CAD	200	$(186)	$(191)
Total Short Sales (0.1)%					$(186)	$(191)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(67) at a weighted average interest rate of 2.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$109.625	08/23/2019	13	$26	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.750	08/23/2019	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	76	76	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	26	26	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	40	40	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	11	11	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	215.000	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	225.000	08/23/2019	1	1	0	0
Total Purchased Options					$2	$0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 129.750 on Euro-Bobl September 2019 Futures (1)	08/2019	3	$0	$0	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2019	32	3,781	63	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	77	9,854	185	3	0
				$248	$3	$0

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	18	$(4,430)	$(41)	$1	$0
90-Day Eurodollar March Futures	03/2020	44	(10,812)	(171)	2	0
E-mini S&P 500 Index September Futures	09/2019	3	(442)	(6)	0	(2)
Euro STOXX 50 September Futures	09/2019	8	(315)	(9)	0	(3)
U.S. Treasury 2-Year Note September Futures	09/2019	13	(2,797)	(16)	1	0
U.S. Treasury 30-Year Bond September Futures	09/2019	19	(2,956)	(80)	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	3	(533)	(17)	1	0
Volatility S&P 500 Index August Futures	08/2019	1	(17)	2	0	0
Volatility S&P 500 Index July Futures	07/2019	2	(31)	2	1	0
Volatility S&P 500 Index September Futures	09/2019	1	(17)	0	0	0
VSTOXX Mini August Futures	08/2019	11	(19)	1	1	0
VSTOXX Mini July Futures	07/2019	17	(28)	2	1	0
VSTOXX Mini September Futures	09/2019	6	(11)	0	0	0
				$(333)	$10	$(5)
Total Futures Contracts				$(85)	$13	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$800	$44	$17	$61	$1	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	1,300	22	6	28	0	0
					$66	$23	$89	$1	$0

INTEREST RATE SWAPS

									Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.170%	Maturity	01/02/2023	BRL	6,000	$4	$69	$73	$3	$0
Receive	1-Year BRL-CDI	9.835	Maturity	01/02/2023		1,900	(54)	(4)	(58)	0	0
Pay(5)	3-Month CAD Bank Bill	1.700	Semi-Annual	12/18/2021	CAD	5,400	(1)	1	0	0	(1)
Receive(5)	3-Month CAD Bank Bill	1.700	Semi-Annual	12/18/2024		4,200	12	(13)	(1)	0	(1)
Receive(5)	3-Month CAD Bank Bill	1.900	Semi-Annual	12/18/2029		600	0	(2)	(2)	0	(2)
Receive(5)	3-Month CAD Bank Bill	2.200	Semi-Annual	12/18/2049		300	1	(7)	(6)	0	(3)
Pay(5)	3-Month CAD Bank Bill	2.200	Semi-Annual	12/18/2049		100	0	2	2	1	0
Pay(5)	3-Month CAD-Bank Bill	2.680	Semi-Annual	06/19/2029		5,500	8	123	131	14	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	7	16	23	2	0
Pay	3-Month PLN-WIBOR	2.250	Annual	03/20/2024	PLN	1,800	5	4	9	0	0
Receive	3-Month PLN-WIBOR	2.000	Annual	06/19/2024		1,600	(4)	1	(3)	0	0
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		$3,000	0	37	37	0	(1)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		10,500	(161)	(11)	(172)	5	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		8,600	0	(111)	(111)	1	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

Receive(5)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		7,700	0	(46)	(46)	2	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		1,100	(61)	(4)	(65)	1	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		7,700	234	43	277	0	(8)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		300	0	(19)	(19)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		200	11	(13)	(2)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		800	10	(3)	7	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	0	(9)	(9)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,100	232	(344)	(112)	7	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		600	(12)	(43)	(55)	1	0
Pay(5)	3-Month USD-LIBOR	2.840	Semi-Annual	06/19/2029		4,100	(9)	124	115	0	(4)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		200	(14)	0	(14)	0	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		2,400	54	246	300	0	(8)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		1,000	6	(159)	(153)	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		300	32	(49)	(17)	2	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/18/2049		1,600	(220)	(52)	(272)	11	0
Pay	3-Month ZAR-JIBAR	7.045	Quarterly	06/18/2024	ZAR	20,600	0	1	1	5	0
Pay(5)	6-Month AUD-BBR-BBSW	1.500	Semi-Annual	12/18/2024	AUD	3,000	9	19	28	0	(3)
Receive(5)	6-Month AUD-BBR-BBSW	2.860	Semi-Annual	06/19/2029		1,900	(17)	(40)	(57)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	12/18/2029		3,500	(3)	39	36	0	(2)
Receive	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024	CZK	41,800	19	(24)	(5)	0	(1)
Pay (5)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2021	EUR	4,000	27	9	36	2	0
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	12/18/2024		4,500	(24)	(25)	(49)	0	(9)
Receive(5)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		3,300	(4)	(136)	(140)	0	(7)
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		5,100	90	68	158	20	0
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	12/18/2049		100	(4)	(5)	(9)	0	(1)
Pay(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	12/18/2021	GBP	4,300	(11)	2	(9)	0	0
Receive(5)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		4,800	(21)	(4)	(25)	3	0
Receive(5)	6-Month GBP-LIBOR	1.590	Semi-Annual	06/19/2029		3,200	(1)	(75)	(76)	1	0
Receive(5)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		2,800	27	(4)	23	3	0
Pay(5)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		1,100	6	(3)	3	0	(5)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024	HUF	472,300	(14)	42	28	0	0
Pay(5)	6-Month JPY-LIBOR	0.000	Semi-Annual	12/18/2024	JPY	160,000	5	3	8	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		240,000	0	(64)	(64)	0	(1)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		16,900	(1)	(2)	(3)	0	0
Receive(5)	6-Month JPY-LIBOR	0.000	Semi-Annual	12/18/2029		150,000	10	(5)	5	0	(1)
Receive	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	36,200	(17)	(40)	(57)	0	(12)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	0	(5)	(5)	0	0
Receive	CPURNSA	2.116	Maturity	02/19/2034		$1,200	0	(25)	(25)	0	(2)
Pay	CPURNSA	2.218	Maturity	03/05/2034		60	0	2	2	0	0
Pay	CPURNSA	2.219	Maturity	03/05/2034		140	4	1	5	0	0
Receive	CPURNSA	2.206	Maturity	05/03/2034		400	0	(13)	(13)	0	(1)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	200	0	(2)	(2)	1	0
Pay	UKRPI	3.593	Maturity	11/15/2028		100	0	1	1	0	0
Pay	UKRPI	3.595	Maturity	11/15/2028		200	3	(1)	2	1	0
Pay	UKRPI	3.531	Maturity	02/15/2034		600	0	(8)	(8)	1	0
Receive	UKRPI	3.540	Maturity	03/15/2034		10	0	0	0	0	0
Pay	UKRPI	3.611	Maturity	05/15/2034		200	0	(1)	(1)	0	0
							$163	$(518)	$(355)	$93	$(73)
Total Swap Agreements							$229	$(495)	$(266)	$94	$(73)

(h)	Securities with an aggregate market value of $49 and cash of $744 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $6 and liability of $(2) for closed swap agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	92		$64	$0	$0
	07/2019	CLP	270,533		399	0	(1)
	07/2019	JPY	35,100		324	0	(2)
	07/2019		$423	AUD	606	2	0
	07/2019		1,674	CAD	2,202	7	0
	07/2019		286	ZAR	4,271	17	0
	08/2019	AUD	606		$424	0	(2)
	08/2019	CAD	2,202		1,675	0	(7)
	09/2019	CHF	100		100	0	(3)
	09/2019	ILS	22		6	0	0
	09/2019		$100	AUD	145	2	0
	09/2019		100	JPY	10,643	0	(1)
	09/2019		100	ZAR	1,459	3	0
BPS	07/2019	CLP	132,769		$191	0	(6)
	07/2019	EUR	217		243	0	(3)
	07/2019	PEN	331		100	0	0
	07/2019	TRY	2,919		505	1	0
	07/2019		$19	AUD	27	0	0
	07/2019		189	CAD	254	5	0
	07/2019		8	EUR	7	0	0
	07/2019		353	GBP	278	0	0
	07/2019		100	PEN	331	0	0
	07/2019		505	TRY	2,935	0	(1)
	07/2019		63	TWD	1,981	1	0
	08/2019	CHF	101		$103	0	(1)
	08/2019	GBP	257		326	0	0
	08/2019	JPY	900		8	0	0
	08/2019		$155	ARS	6,933	0	(1)
	08/2019		98	NOK	850	1	0
	09/2019	CNY	1,204		$174	0	(2)
	09/2019	KRW	912,333		770	0	(21)
	09/2019	NOK	868		100	0	(2)
	09/2019	PEN	331		100	0	0
	09/2019		$198	IDR	2,916,299	7	0
	09/2019		100	PEN	339	3	0
	09/2019		197	PHP	10,375	5	0
BRC	07/2019		4	HUF	1,058	0	0
	08/2019	MXN	519		$27	0	0
	09/2019	MYR	416		100	0	(1)
	09/2019		$100	SEK	960	4	0
	10/2019		0	MXN	3	0	0
CBK	07/2019		79	AUD	114	1	0
	07/2019		595	CLP	403,302	0	0
	07/2019		691	COP	2,335,259	35	0
	07/2019		2,171	EUR	1,910	1	0
	07/2019		5	HUF	1,371	0	0
	07/2019		394	JPY	42,900	4	0
	08/2019	EUR	1,910		$2,176	0	(1)
	08/2019	NOK	210		24	0	(1)
	08/2019		$629	MXN	12,527	20	0
	08/2019		600	SEK	5,625	8	0
	09/2019	CLP	403,302		$595	0	0
	09/2019	PEN	336		100	0	(2)
	09/2019		$105	IDR	1,512,279	1	0
	09/2019		399	INR	28,259	7	0
	09/2019		100	JPY	10,800	1	0
	09/2019		100	KRW	117,715	2	0
	10/2019	MXN	12,527		$622	0	(20)
	10/2019		$639	MXN	12,527	3	0
DUB	09/2019	PHP	4,942		$95	0	(1)
	09/2019		$710	INR	50,364	13	0
GLM	07/2019	BRL	399		$104	0	0
	07/2019	CAD	1,183		892	0	(12)
	07/2019	COP	2,335,259		733	7	0
	07/2019	EUR	1,700		1,903	0	(31)
	07/2019	HUF	13,324		47	0	0
	07/2019		$102	BRL	399	2	0
	07/2019		233	GBP	184	0	0
	08/2019		0	MXN	3	0	0
	08/2019		98	RUB	6,422	3	0
	08/2019		119	SEK	1,135	4	0
	09/2019	BRL	388		$100	0	(1)
	09/2019	CHF	99		100	0	(2)
	09/2019	INR	21,021		300	0	(2)
	09/2019	KRW	225,712		190	0	(5)
	09/2019	RUB	6,547		100	0	(3)
	09/2019		$200	AUD	286	1	0
	09/2019		100	CLP	69,574	3	0
	09/2019		100	KRW	117,143	1	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

	10/2019	MXN	3		$0	0	0
	10/2019		$729	COP	2,335,259	0	(7)
HUS	07/2019	CAD	1,024		$760	0	(23)
	07/2019		$12	HUF	3,570	0	0
	08/2019	NZD	1,028		$681	0	(10)
	09/2019	CAD	268		200	0	(5)
	09/2019	COP	320,229		100	1	0
	09/2019	INR	28,068		400	0	(4)
	09/2019	NOK	861		100	0	(1)
	09/2019		$100	AUD	143	1	0
	09/2019		100	CLP	69,311	2	0
	09/2019		263	CNH	1,828	3	0
	09/2019		200	GBP	157	0	0
	11/2019	TWD	3,279		$105	0	(2)
	11/2019		$375	CNH	2,540	0	(6)
JPM	07/2019	AUD	682		$475	0	(3)
	07/2019		$19	AUD	27	0	0
	07/2019		69	GBP	54	0	0
	07/2019		131	RUB	8,429	2	0
	07/2019		117	ZAR	1,698	4	0
	07/2019	ZAR	193		$14	0	0
	09/2019	IDR	1,464,200		100	0	(3)
	09/2019	NZD	152		100	0	(2)
	09/2019	PHP	10,600		200	0	(6)
	09/2019		$100	CLP	69,700	3	0
	09/2019		100	GBP	80	1	0
	09/2019		26	IDR	382,462	1	0
	09/2019		100	NZD	152	3	0
	09/2019		116	TWD	3,653	2	0
	10/2019		72	MXN	1,404	0	0
	11/2019	CNH	1,399		$200	0	(3)
	11/2019	TWD	2,377		76	0	(1)
MSB	07/2019	BRL	506		132	0	0
	07/2019	TWD	1,981		63	0	(1)
	07/2019		$131	BRL	506	1	0
	11/2019		63	TWD	1,981	1	0
MYI	08/2019	CHF	798		$800	0	(21)
NGF	09/2019	CNH	622		90	0	(1)
	11/2019		84		12	0	0
RBC	07/2019		$132	ZAR	1,922	5	0
	07/2019	ZAR	64		$4	0	0
	09/2019	NOK	850		100	0	0
	09/2019		$100	EUR	88	1	0
	10/2019	PEN	1,328		$391	0	(10)
RYL	07/2019	BRL	885		231	1	0
	07/2019		$231	BRL	885	0	0
	08/2019		231		885	0	(1)
SCX	07/2019	BRL	20		$5	0	0
	07/2019	GBP	465		589	0	(2)
	07/2019		$5	BRL	20	0	0
	07/2019		648	TRY	3,850	16	0
	08/2019	CZK	801		$35	0	(1)
	09/2019	SGD	359		263	0	(3)
	09/2019		$399	IDR	5,848,744	11	0
	11/2019	CNH	1,057		$151	0	(3)
SSB	07/2019	CAD	249		186	0	(4)
	07/2019	GBP	61		77	0	0
UAG	07/2019	JPY	7,800		73	0	0
	08/2019	NZD	740		488	0	(10)
	08/2019		$73	JPY	7,800	0	0
	09/2019	TRY	640		$100	0	(7)
	09/2019		$575	MYR	2,407	7	0
Total Forward Foreign Currency Contracts						$241	$(275)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC EUR versus USD		$1.200	07/15/2019	1,500	$0	$0
	Put - OTC USD versus CAD	CAD	1.260	07/12/2019	300	0	0
	Put - OTC USD versus CAD		1.190	10/01/2019	620	0	0
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	186	2	0
						$2	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	2,200	$18	$48

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	2,300	13	36
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	800	32	1
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	100	5	0
						$68	$85

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	$70.000	07/08/2019	3,000	$0	$0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	500	0	0
					$0	$0
Total Purchased Options					$70	$85

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	50	$0	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	100	0	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	50	0	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	100	0	0
						$0	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	133	$(1)	$(1)
	Call - OTC USD versus BRL		3.933	07/23/2019	133	(1)	(1)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	133	(1)	(1)
	Call - OTC USD versus ZAR		14.790	07/23/2019	133	(1)	0
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	372	(1)	0
						$(5)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	1,200	$(18)	$(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	1,200	(14)	(36)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	100	(3)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	100	(2)	0
							$(37)	$(86)
Total Written Options							$(42)	$(89)

SWAP AGREEMENTS:

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month KRW-KORIBOR	1.755%	Quarterly	02/07/2024	KRW	654,700	$9	$0	$9	$0
JPM	Pay	1-Year ILS-TELBOR	1.026	Annual	02/19/2024	ILS	6,000	4	25	29	0
	Receive	3-Month KRW-KORIBOR	1.690	Quarterly	04/17/2024	KRW	1,903,700	0	(21)	0	(21)
								$13	$4	$38	$(21)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	30,992	2.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$9,694	$0	$199	$199	$0
CBK	Pay	S&P 500 Total Return Index	2,005	2.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	11,632	0	(203)	0	(203)
GST	Receive	CMDSKEWLS Index	6,573	0.250%	Monthly	02/14/2020	1,145	0	154	154	0
JPM	Receive	ERAUSLT Index	38,879	2.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	12,161	0	250	250	0
	Receive	JPQIPRL1 Index	23,922	2.310% (1-Month USD-LIBOR less a specified spread)	Monthly	02/06/2020	24,914	0	(36)	0	(36)
	Pay	JPQIPRS1 Index	20,765	2.440% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	20,680	0	32	32	0
	Receive	JMABFNJ1 Index	28,100	0.350%	Monthly	02/14/2020	2,715	0	49	49	0
MEI	Receive	MLPIEML1 Index	79,604	2.944% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/31/2019	8,418	0	(5)	0	(5)
	Pay	MLPIEMS1 Index	71,754	1.624% (1-Month USD-LIBOR less a specified spread)	Monthly	10/31/2019	7,621	0	2	2	0
SOG	Pay	S&P 500 Total Return Index	1,998	2.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	11,591	0	(203)	0	(203)
								$0	$239	$686	$(447)
Total Swap Agreements								$13	$243	$724	$(468)

(j)	Securities with an aggregate market value of $551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$608	$0	$608
Industrials	0	206	0	206
U.S. Government Agencies	0	4,201	0	4,201
U.S. Treasury Obligations	0	8,683	0	8,683
Non-Agency Mortgage-Backed Securities	0	435	0	435
Asset-Backed Securities	0	568	0	568
Sovereign Issues	0	339	0	339
Short-Term Instruments
Repurchase Agreements	0	875	0	875
Short-Term Notes	0	2,394	0	2,394
U.S. Treasury Bills	0	892	0	892
	$0	$19,201	$0	$19,201
Investments in Affiliates, at Value
Mutual Funds	107,613	0	0	107,613
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,503	0	0	12,503
	$120,116	$0	$0	$120,116
Total Investments	$120,116	$19,201	$0	$139,317
Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2019 (Unaudited)

Sovereign Issues	$0	$(191)	$0	$(191)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	94	0	107
Over the counter	0	1,050	0	1,050
	$13	$1,144	$0	$1,157
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(73)	0	(78)
Over the counter	0	(832)	0	(832)
	$(5)	$(905)	$0	$(910)
Total Financial Derivative Instruments	$8	$239	$0	$247
Totals	$120,124	$19,249	$0	$139,373

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.9% ¤
MUNICIPAL BONDS & NOTES 99.6%
ALABAMA 1.9%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046 (c)	$4,000	$3,816
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	11,983
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 2.485% (US0001M) due 06/01/2049 ~	2,000	1,970
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	1,000	1,104
		18,873
ARIZONA 1.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2012 5.000% due 02/01/2042	4,000	4,264
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
1.900% due 01/01/2049	9,000	9,000
4.125% due 09/01/2042	2,500	2,725
		15,989
CALIFORNIA 10.1%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,713
5.000% due 12/01/2032	3,000	3,427
5.000% due 12/01/2033	3,500	3,993
5.000% due 12/01/2034	3,000	3,417
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,423
5.000% due 04/01/2038	10,000	11,439
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009 6.000% due 07/01/2039	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	10,000	11,715
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,492
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	2,097
California Public Finance Authority Revenue Bonds, Series 2017 1.490% due 08/01/2052	5,000	5,000
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 04/01/2034	10,000	10,909
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	4,500	4,911
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2036	7,000	7,358
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	637
5.000% due 05/01/2029	500	616
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	3,182
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	7,455
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,388
5.125% due 05/01/2030	1,500	1,591
5.125% due 05/01/2031	1,500	1,589
		98,353
COLORADO 3.8%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	2,000	2,236
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,757
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2007 1.900% due 11/01/2037	10,000	10,000
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (d)	7,000	7,578

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Denver, Colorado Airport System City & County Revenue Bonds, Series 2016 2.568% (0.7*US0001M + 0.860%) due 11/15/2031 ~	1,700	1,701
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 2.661% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,217
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	10,218
		36,707
CONNECTICUT 2.1%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	5,124
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,078
5.000% due 06/15/2038	1,115	1,325
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,136
5.000% due 04/15/2034	2,700	3,294
5.000% due 04/15/2035	3,150	3,825
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	3,077
		20,859
DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 6.600% due 08/01/2037	2,500	2,500
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,786
		5,286
FLORIDA 6.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,640
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	4,915	4,823
6.375% due 01/01/2049	9,835	9,589
6.500% due 01/01/2049	8,850	8,608
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,968
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,539
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010 5.375% due 10/01/2035	750	788
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (b)	2,900	1,900
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,186
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019 1.550% due 07/16/2019	6,300	6,299
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,660
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	5,985	6,203
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,672
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (d)	3,750	4,020
		61,895
GEORGIA 5.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	3,027
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	5,182
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,252
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	16,142
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 06/15/2031	1,210	1,540
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	12,000	13,178
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,178
		49,499
ILLINOIS 10.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,190
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,271

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,746
5.000% due 07/01/2038	1,000	1,158
5.000% due 01/01/2039	2,000	2,367
5.000% due 01/01/2053	10,000	11,829
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,272
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	4,945
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	4,931
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	4,500	5,209
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	4,250	4,344
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	487
Illinois Finance Authority Revenue Bonds, Series 2016
3.058% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,003
4.000% due 02/15/2036	3,290	3,604
5.000% due 02/15/2029	4,500	5,512
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037 ^(a)	1,500	450
5.250% due 12/01/2052 ^(a)	2,000	600
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001 5.500% due 06/15/2030	1,700	1,720
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2034	3,500	3,821
Illinois State General Obligation Bonds, Series 2016 5.000% due 06/01/2027	4,200	4,777
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	960
5.000% due 05/01/2036	1,610	1,804
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,275
5.000% due 11/01/2026	3,000	3,446
5.000% due 11/01/2027	1,500	1,738
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,185	1,295
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,681
3.000% due 06/15/2033	1,000	926
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,791
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047 (c)	2,500	1,604
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,679
Will County, Illinois Community Unit School District No. 365, Valley View General Obligation Bonds, (AGM Insured), Series 2002 0.000% due 11/01/2019 (b)	2,945	2,931
		98,366
INDIANA 0.1%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,044
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009 5.750% due 11/15/2038	500	508
KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,165
LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010 6.500% due 11/01/2035	1,400	1,483
MARYLAND 1.2%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,782
5.000% due 09/01/2039	1,500	1,718
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	8,330
		11,830
MASSACHUSETTS 1.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,209
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2044	2,000	2,438

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,836
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	7,363
		14,846
MICHIGAN 1.1%
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,148
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	4,000	4,626
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,557
		10,331
MINNESOTA 0.4%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,105
MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,402
NEBRASKA 1.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,460
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2008 1.930% due 08/15/2032	4,595	4,595
Nebraska Public Power District Revenue Bonds, Series 2013 5.000% due 01/01/2031	3,000	3,234
		13,289
NEVADA 0.6%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,357
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,070
5.000% due 06/01/2033	220	266
		5,693
NEW JERSEY 2.9%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,170
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	480	559
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,374
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	8,000	9,606
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,247
5.000% due 06/01/2031	2,605	3,121
5.000% due 06/01/2046	5,750	6,424
		28,501
NEW MEXICO 1.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 1.950% due 08/01/2034	9,135	9,135
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,226
		10,361
NEW YORK 15.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.250% due 07/15/2040	5,000	5,137
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (d)	1,750	1,808
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	1,000	1,071
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	10,000	11,068
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.250% due 11/15/2057	1,000	1,176
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 07/01/2043 (d)	3,605	3,934
New York City Housing Development Corp., New York, Series 2017 3.750% due 01/01/2052 (d)	2,000	2,063

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006 5.000% due 03/01/2031	4,145	4,176
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	5,990	6,336
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,884
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,414
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	5,470
New York City, New York General Obligation Bonds, Series 2017 1.970% due 10/01/2046	10,000	10,000
New York City, New York General Obligation Bonds, Series 2018
4.000% due 12/01/2041	2,000	2,240
5.000% due 12/01/2038	5,000	6,115
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,950
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	3,051
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 1.970% due 11/01/2044	14,250	14,250
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,404
5.750% due 11/15/2051	5,000	5,481
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,150	2,352
5.375% due 11/15/2040	2,000	2,241
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2041	4,000	4,878
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	5,000	5,674
New York Transportation Development Corp., Revenue Notes, Series 2016 5.000% due 08/01/2026	2,485	2,627
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,710	1,724
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016 5.000% due 01/01/2030	1,500	1,657
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,239
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,749
5.000% due 06/01/2041	8,750	9,540
		145,709
NORTH CAROLINA 0.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 06/01/2036	2,500	2,698
OHIO 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	16,500	961
0.000% due 06/01/2052 (b)	29,000	910
5.125% due 06/01/2024	9,350	9,059
5.375% due 06/01/2024	2,360	2,307
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018 5.250% due 12/01/2038	1,250	1,434
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2029	5,245	5,665
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,092
5.250% due 02/15/2029	2,900	3,271
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (d)	5,000	5,572
		32,271
OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017 3.000% due 11/15/2022	1,375	1,379
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,064
5.000% due 06/15/2031	500	531
		2,974
PENNSYLVANIA 5.2%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	500	565
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,888
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,420
5.000% due 06/01/2032	2,000	2,411

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	3,000	3,473
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 1.900% due 06/01/2037	13,000	13,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 1.950% due 04/01/2034	1,250	1,250
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,534
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,591
5.000% due 12/01/2048	3,750	4,481
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2039	1,750	2,077
5.000% due 12/01/2044	3,000	3,520
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011 5.000% due 01/01/2041	5,000	5,210
		50,420
PUERTO RICO 2.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008 5.000% due 07/01/2028	1,005	1,022
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.257% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,905
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	15,516	3,568
4.750% due 07/01/2053	3,655	3,562
5.000% due 07/01/2058	11,770	11,800
		27,857
RHODE ISLAND 0.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	4,830	5,270
SOUTH CAROLINA 1.0%
South Carolina Public Service Authority Revenue Bonds, Series 2014
5.000% due 12/01/2046	400	448
5.000% due 12/01/2049	7,000	7,745
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	1,000	1,125
		9,318
TENNESSEE 1.4%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	400	431
Tennergy Corp, Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	6,250	7,223
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,408
5.000% due 02/01/2024	1,400	1,576
		13,638
TEXAS 10.3%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	895
5.000% due 01/01/2031	800	946
5.000% due 01/01/2032	655	772
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,414
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,755
Dallas Love Field, Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,496
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2016 1.160% due 11/01/2019	4,400	4,394
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,860
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,262
5.000% due 07/01/2034	1,000	1,224
5.000% due 07/01/2035	1,460	1,781
5.000% due 07/01/2036	1,000	1,216
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016 4.750% due 07/01/2051	5,000	5,434
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	200	220
4.000% due 08/15/2035 (d)	700	769
4.000% due 08/15/2036 (d)	500	547
4.000% due 08/15/2037 (d)	800	873
4.000% due 08/15/2040 (d)	2,800	3,034
5.000% due 01/01/2042	2,000	2,153

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,896
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	10,107
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,688
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016 7.250% due 02/01/2036	7,000	7,161
Port of Port Arthur Navigation District, Texas Revenue Bonds, Series 2018 1.900% due 06/01/2049	4,700	4,700
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	99
6.000% due 09/15/2046	235	234
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	5,907
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,328
5.250% due 12/15/2022	3,825	4,257
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,860	2,174
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012 5.000% due 12/15/2028	5,000	5,489
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,674
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	5,196
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (e)	700	719
		99,674
UTAH 1.1%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,493
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	2,055
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	5,276
		10,824
VIRGINIA 0.5%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011 5.125% due 09/01/2041	2,000	2,139
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,239
		4,378
WASHINGTON 1.6%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	4,000	4,392
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	5,358
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.950% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,045
5.000% due 01/01/2047	2,000	2,288
		15,083
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,000	2,176
West Virginia Economic Development Authority Revenue Notes, Series 2016 2.875% due 12/15/2026	1,570	1,567
		3,743
WISCONSIN 3.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 2.000% due 10/01/2049	20,000	20,000
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,549
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	6,442

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (d)	3,500	3,737
		31,728
Total Municipal Bonds & Notes (Cost $909,539)		966,970
SHORT-TERM INSTRUMENTS 1.3%
COMMERCIAL PAPER 1.2%
District of Columbia 1.550% due 07/16/2019	12,000	11,999
REPURCHASE AGREEMENTS (f) 0.1%		1,159
Total Short-Term Instruments (Cost $13,159)		13,158
Total Investments in Securities (Cost $922,698)		980,128
	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	1,720,915	17,023
Total Short-Term Instruments (Cost $17,010)		17,023
Total Investments in Affiliates (Cost $17,010)		17,023
Total Investments 102.7% (Cost $939,708)		$997,151
Other Assets and Liabilities, net (2.7)%		(26,675)
Net Assets 100.0%		$970,476

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
(e)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$700	$719	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,159	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,185)	$1,159	$1,159
Total Repurchase Agreements						$(1,185)	$1,159	$1,159

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,873	$0	$18,873
Arizona	0	15,989	0	15,989
California	0	98,353	0	98,353
Colorado	0	36,707	0	36,707
Connecticut	0	20,859	0	20,859
District of Columbia	0	5,286	0	5,286
Florida	0	61,895	0	61,895
Georgia	0	49,499	0	49,499
Illinois	0	98,366	0	98,366
Indiana	0	1,044	0	1,044
Kansas	0	508	0	508
Kentucky	0	1,165	0	1,165
Louisiana	0	1,483	0	1,483
Maryland	0	11,830	0	11,830
Massachusetts	0	14,846	0	14,846
Michigan	0	10,331	0	10,331
Minnesota	0	4,105	0	4,105
Missouri	0	2,402	0	2,402
Nebraska	0	13,289	0	13,289
Nevada	0	5,693	0	5,693
New Jersey	0	28,501	0	28,501
New Mexico	0	10,361	0	10,361
New York	0	145,709	0	145,709
North Carolina	0	2,698	0	2,698
Ohio	0	32,271	0	32,271
Oregon	0	2,974	0	2,974
Pennsylvania	0	50,420	0	50,420
Puerto Rico	0	27,857	0	27,857
Rhode Island	0	5,270	0	5,270
South Carolina	0	9,318	0	9,318
Tennessee	0	13,638	0	13,638

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Texas	0	99,674	0	99,674
Utah	0	10,824	0	10,824
Virginia	0	4,378	0	4,378
Washington	0	15,083	0	15,083
West Virginia	0	3,743	0	3,743
Wisconsin	0	31,728	0	31,728
Short-Term Instruments
Commercial Paper	0	11,999	0	11,999
Repurchase Agreements	0	1,159	0	1,159
	$0	$980,128	$0	$980,128
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,023	$0	$0	$17,023
Total Investments	$17,023	$980,128	$0	$997,151

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6% ¤
CORPORATE BONDS & NOTES 3.8%
INDUSTRIALS 3.8%
Georgetown University 4.315% due 04/01/2049	$3,000	$3,478
Northwell Healthcare, Inc. 4.260% due 11/01/2047	2,000	2,136
Total Corporate Bonds & Notes (Cost $5,072)		5,614
MUNICIPAL BONDS & NOTES 92.7%
CALIFORNIA 7.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999 6.600% due 10/01/2029	2,000	2,508
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	2,000	2,461
California State Public Works Board Revenue Bonds, (BABs), Series 2009 8.361% due 10/01/2034	1,000	1,548
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,505
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,254
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	2,101
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	150	181
		11,558
CONNECTICUT 4.1%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,500	2,986
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	3,216
		6,202
FLORIDA 6.2%
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 4.000% due 04/01/2037	1,500	1,643
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,640
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,733
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,168
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	2,144
		9,328
HAWAII 1.2%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,766
ILLINOIS 15.3%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.572% due 01/01/2054	2,500	2,981
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,346
5.250% due 01/01/2028	2,000	2,225
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	1,200	1,299
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001 5.500% due 06/15/2030	3,000	3,035
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	1,062
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,275

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2019 (Unaudited)

Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010 6.000% due 06/01/2028	6,205	6,748
		22,971
LOUISIANA 3.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	4,810	5,265
MARYLAND 1.5%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2037	2,000	2,244
MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,653
MICHIGAN 2.2%
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,379
MINNESOTA 2.0%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,992
NEVADA 1.4%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,178
NEW JERSEY 3.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,141
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,639
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	2,420	2,923
		5,703
NEW YORK 10.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011 5.250% due 05/01/2025	2,000	2,140
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,212
5.000% due 08/01/2042	6,100	7,364
New York Liberty Development Corp., Revenue Bonds, Series 2011 5.750% due 11/15/2051	2,000	2,193
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	748
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,230
New York Transportation Development Corp., Revenue Bonds, Series 2018 5.000% due 01/01/2033	1,000	1,188
		16,075
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	353
PENNSYLVANIA 8.9%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 5.000% due 11/01/2047	2,000	2,293
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,700
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,279
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,164
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,886
		13,322
TENNESSEE 3.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,395

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2019 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,443
		4,838
TEXAS 13.0%
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,630
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,781
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,679
North Texas Tollway Authority Revenue Bonds, Series 2011 5.500% due 09/01/2041	1,500	1,632
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,956
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,467
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,155
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2049	2,000	2,413
University of Houston, Texas Revenue Bonds, Series 2017 4.000% due 02/15/2039	1,690	1,842
		19,555
WASHINGTON 4.3%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,500	2,892
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,591
		6,483
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,603
Total Municipal Bonds & Notes (Cost $128,963)		139,468
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (a) 0.1%		215
Total Short-Term Instruments (Cost $215)		215
Total Investments in Securities (Cost $134,250)		145,297
	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	328,570	3,250
Total Short-Term Instruments (Cost $3,249)		3,250
Total Investments in Affiliates (Cost $3,249)		3,250
Total Investments 98.8% (Cost $137,499)		$148,547
Other Assets and Liabilities, net 1.2%		1,871
Net Assets 100.0%		$150,418

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤ The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$215	U.S. Treasury Notes 2.250% due 03/31/2021	$(223)	$215	$215
Total Repurchase Agreements						$(223)	$215	$215

(1) Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,614	$0	$5,614
Municipal Bonds & Notes
California	0	11,558	0	11,558
Connecticut	0	6,202	0	6,202
Florida	0	9,328	0	9,328
Hawaii	0	1,766	0	1,766
Illinois	0	22,971	0	22,971
Louisiana	0	5,265	0	5,265
Maryland	0	2,244	0	2,244
Massachusetts	0	3,653	0	3,653
Michigan	0	3,379	0	3,379
Minnesota	0	2,992	0	2,992
Nevada	0	2,178	0	2,178
New Jersey	0	5,703	0	5,703
New York	0	16,075	0	16,075
Ohio	0	353	0	353
Pennsylvania	0	13,322	0	13,322
Tennessee	0	4,838	0	4,838
Texas	0	19,555	0	19,555
Washington	0	6,483	0	6,483
Wisconsin	0	1,603	0	1,603
Short-Term Instruments
Repurchase Agreements	0	215	0	215
	$0	$145,297	$0	$145,297
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,250	$0	$0	$3,250
Total Investments	$3,250	$145,297	$0	$148,547

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.9% ¤
MUNICIPAL BONDS & NOTES 94.3%
ALABAMA 1.0%
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	$1,000	$1,089
ARIZONA 1.8%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	359
5.000% due 07/01/2030	350	416
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	629
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2012 5.000% due 07/01/2019	500	500
		1,904
COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	599
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,187
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 2.661% (0.7*US0001M + 1.050%) due 09/01/2039 ~	760	766
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016 3.750% due 12/01/2026	629	638
		3,190
CONNECTICUT 5.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,205
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,220
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,229
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015 2.609% (0.7*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,002
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,247
		5,903
DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	528
FLORIDA 5.1%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,026
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	450	442
6.375% due 01/01/2049	900	877
6.500% due 01/01/2049	810	788
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	597
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,180
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019 1.550% due 07/16/2019	700	700
		5,610
GEORGIA 3.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,296
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,036

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	1,000	1,098
		3,430
GUAM 0.9%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	963
ILLINOIS 8.4%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,136
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,105
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,147
Cook County, Illinois General Obligation Bonds, Series 2009 5.000% due 11/15/2021	300	304
Illinois Development Finance Authority Revenue Bonds, Series 2013 2.450% due 11/15/2039	1,000	1,022
Illinois Finance Authority Revenue Bonds, Series 2007 1.950% due 08/15/2042	1,000	1,000
Illinois State General Obligation Bonds, Series 2012 4.000% due 01/01/2024	1,000	1,032
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	500	546
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,248
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	608
		9,148
INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	938
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	522
		1,460
IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2018 1.970% due 02/15/2041	1,000	1,000
KENTUCKY 1.0%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,104
LOUISIANA 1.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	1,000	1,015
Louisiana Stadium & Exposition District Revenue Notes, Series 2013 5.000% due 07/01/2023	500	567
		1,582
MARYLAND 1.1%
Baltimore, Maryland Revenue Notes, Series 2017 5.000% due 09/01/2026	1,000	1,181
MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 2.400% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	750
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	606
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,135
		2,491
MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	584
MISSISSIPPI 0.7%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	763

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

MISSOURI 0.7%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010 5.000% due 07/01/2025	40	42
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020 (a)	750	757
		799
NEBRASKA 0.7%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011 5.000% due 02/01/2023	750	793
NEW JERSEY 5.1%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	646
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	1,000	1,066
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	500	545
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	915
Rutgers The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	282
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	327
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	500	599
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,220
		5,600
NEW MEXICO 0.8%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	916
NEW YORK 10.5%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	1,000	1,100
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,119
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	751
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,255
New York Convention Center Development Corp. Revenue Bonds, Series 2015 5.000% due 11/15/2027	750	905
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,121
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,182
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,135
New York Transportation Development Corp., Revenue Notes, Series 2016 5.000% due 08/01/2026	1,000	1,057
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	883
5.000% due 06/01/2027	750	895
		11,403
NORTH CAROLINA 3.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,324
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	640
North Carolina State Revenue Notes, Series 2019
5.000% due 03/01/2020	500	512
5.000% due 05/01/2029	125	161
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,159
		3,796
OHIO 4.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	396
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	200	219
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,146

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	928
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,152
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	843
		4,684
OREGON 0.6%
Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	633
PENNSYLVANIA 7.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,210
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	587
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,234
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,146
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	582
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.748% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	752
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 2.500% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,004
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	295
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	800
		7,610
PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.257% (0.7*US0003M + 0.520%) due 07/01/2029 ~	345	342
SOUTH DAKOTA 0.6%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	637
TENNESSEE 3.2%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,126
Tennergy Corp, Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,156
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,196
		3,478
TEXAS 13.7%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017 5.000% due 01/01/2027	875	1,047
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,125
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	363
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	769
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	554
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008 1.950% due 12/01/2024	1,000	1,000
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,247
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	797
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,263
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	617
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	631
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016 7.250% due 02/01/2036	1,000	1,023
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,395	1,630
Texas State Revenue Notes, Series 2018 4.000% due 08/29/2019	750	753

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	404
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,274
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	476
		14,973
UTAH 1.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	626
Weber County, Utah Revenue Bonds, Series 2000 1.910% due 02/15/2031	1,000	1,000
		1,626
WASHINGTON 1.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.950% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,015
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	617
		1,632
WEST VIRGINIA 0.5%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	512
WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,123
WPPI Energy, Wisconsin Revenue Notes, Series 2013 5.000% due 07/01/2021	365	392
		1,515
Total Municipal Bonds & Notes (Cost $98,031)		102,879
SHORT-TERM INSTRUMENTS 1.6%
COMMERCIAL PAPER 1.1%
District of Columbia 1.550% due 07/16/2019	1,250	1,250
REPURCHASE AGREEMENTS (b) 0.5%		520
Total Short-Term Instruments (Cost $1,770)		1,770
Total Investments in Securities (Cost $99,801)		104,649
	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	407,846	4,034
Total Short-Term Instruments (Cost $4,032)		4,034
Total Investments in Affiliates (Cost $4,032)		4,034
Total Investments 99.6% (Cost $103,833)		$108,683
Other Assets and Liabilities, net 0.4%		389
Net Assets 100.0%		$109,072

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$520	U.S. Treasury Notes 2.250% due 03/31/2021	$(532)	$520	$520
Total Repurchase Agreements						$(532)	$520	$520

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,089	$0	$1,089
Arizona	0	1,904	0	1,904
Colorado	0	3,190	0	3,190
Connecticut	0	5,903	0	5,903
District of Columbia	0	528	0	528
Florida	0	5,610	0	5,610
Georgia	0	3,430	0	3,430
Guam	0	963	0	963
Illinois	0	9,148	0	9,148
Indiana	0	1,460	0	1,460
Iowa	0	1,000	0	1,000
Kentucky	0	1,104	0	1,104
Louisiana	0	1,582	0	1,582
Maryland	0	1,181	0	1,181
Massachusetts	0	2,491	0	2,491
Michigan	0	584	0	584
Mississippi	0	763	0	763
Missouri	0	799	0	799
Nebraska	0	793	0	793
New Jersey	0	5,600	0	5,600
New Mexico	0	916	0	916
New York	0	11,403	0	11,403
North Carolina	0	3,796	0	3,796
Ohio	0	4,684	0	4,684
Oregon	0	633	0	633
Pennsylvania	0	7,610	0	7,610
Puerto Rico	0	342	0	342
South Dakota	0	637	0	637
Tennessee	0	3,478	0	3,478
Texas	0	14,973	0	14,973
Utah	0	1,626	0	1,626
Washington	0	1,632	0	1,632
West Virginia	0	512	0	512
Wisconsin	0	1,515	0	1,515
Short-Term Instruments
Commercial Paper	0	1,250	0	1,250
Repurchase Agreements	0	520	0	520
	$0	$104,649	$0	$104,649
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,034	$0	$0	$4,034
Total Investments	$4,034	$104,649	$0	$108,683

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
MUNICIPAL BONDS & NOTES 94.9%
FLORIDA 1.5%
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.375% due 01/01/2049	$3,335	$3,251
6.500% due 01/01/2049	3,000	2,918
		6,169
NEW YORK 91.1%
Battery Park City Authority, New York Revenue Bonds, Series 2013 5.000% due 11/01/2030	3,000	3,447
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.375% due 07/15/2043	750	771
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016 5.000% due 07/15/2042	3,500	4,050
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	620
5.000% due 08/01/2040	500	566
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,641
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	474
5.000% due 08/01/2036	500	590
5.000% due 11/01/2047 (b)	4,000	5,627
County of Suffolk, New York General Obligation Notes, Series 2018 5.000% due 07/24/2019	2,500	2,505
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	494
5.000% due 07/01/2044	1,000	1,105
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,000	1,140
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,445
5.000% due 07/01/2035	1,100	1,322
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	359
5.000% due 09/15/2027	275	328
5.000% due 09/15/2028	275	327
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,778
5.000% due 07/01/2041	1,500	1,590
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,172
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,355
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	601
5.000% due 09/01/2042	2,000	2,386
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 5.000% due 11/15/2019	1,000	1,014
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,272
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 5.000% due 11/15/2032	2,500	2,817
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 5.000% due 11/15/2045	2,000	2,273
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,630	1,908
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	3,500	3,883
5.250% due 11/15/2057	2,000	2,351
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	5,000	5,502
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,727
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (b)	280	309
4.000% due 07/01/2043 (b)	1,720	1,877
4.000% due 10/01/2047	2,130	2,237
5.000% due 12/01/2046	1,000	1,144
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,861

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,293
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	3,127
Nassau County, New York General Obligation Notes, Series 2019 4.000% due 12/10/2019	2,500	2,529
New York City Housing Development Corp., New York, Series 2017 3.750% due 01/01/2052 (b)	1,000	1,032
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009 7.000% due 03/01/2049	500	502
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006 5.000% due 03/01/2031	750	756
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	3,500	3,702
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,245
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	3,039
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,207
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2037	2,500	3,039
5.000% due 05/01/2038	2,500	3,031
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 11/01/2035	3,500	4,355
New York City Water & Sewer System, New York Revenue Bonds, Series 2001 1.900% due 06/15/2033	1,100	1,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	3,244
New York City, New York General Obligation Bonds, Series 2009 5.000% due 08/01/2023	2,200	2,207
New York City, New York General Obligation Bonds, Series 2012 1.840% due 04/01/2042	18,650	18,650
New York City, New York General Obligation Bonds, Series 2016
1.840% due 08/01/2044	9,235	9,235
4.000% due 12/01/2043	1,000	1,093
New York City, New York General Obligation Bonds, Series 2017 1.970% due 10/01/2046	5,420	5,420
New York City, New York General Obligation Bonds, Series 2018 5.000% due 12/01/2038	5,000	6,115
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,712
New York City, New York Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,054
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	2,004
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,492
5.000% due 07/15/2035	2,500	3,076
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 1.950% due 08/01/2042	5,000	5,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 1.970% due 11/01/2044	5,480	5,480
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2006 1.780% due 10/01/2036	13,500	13,500
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2014 1.900% due 04/01/2044 ~	8,000	8,000
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2016 4.000% due 04/01/2027	1,570	1,847
New York City, New York Water & Sewer System Revenue Bonds, Series 2006 1.800% due 06/15/2038	1,690	1,690
New York City, New York Water & Sewer System Revenue Bonds, Series 2009 1.950% due 06/15/2041	2,600	2,600
New York City, New York Water & Sewer System Revenue Bonds, Series 2013 1.950% due 06/15/2049	6,425	6,425
New York City, New York Water & Sewer System Revenue Bonds, Series 2017 5.000% due 06/15/2048 (b)	7,500	8,851
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	534
5.000% due 11/15/2029	1,000	1,203
5.000% due 11/15/2045	2,000	2,319
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	696
0.000% due 06/01/2055 (a)	6,375	314
New York Counties Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (a)	7,500	526
New York Liberty Development Corp., Revenue Bonds, Series 2010 5.125% due 01/15/2044	1,000	1,019
New York Liberty Development Corp., Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,000	7,674
New York Liberty Development Corp., Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,500	1,641
New York Local Government Assistance Corp. Revenue Bonds, Series 2008 1.900% due 04/01/2024	4,035	4,035
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007 5.000% due 02/15/2027	1,000	1,237

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 07/01/2021	1,000	1,076
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,552
5.000% due 07/01/2035	500	517
5.500% due 07/01/2040	1,000	1,043
New York State Dormitory Authority Revenue Bonds, Series 2011 6.000% due 07/01/2040	500	524
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,207
5.000% due 12/15/2026	4,000	4,482
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,394
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,321
5.000% due 07/01/2050	1,285	1,486
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,319
5.000% due 02/15/2038	1,600	1,900
5.000% due 07/01/2038	1,000	1,212
5.000% due 07/01/2043	1,530	1,829
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,892
4.000% due 07/01/2041	2,000	2,222
5.000% due 03/15/2030	5,000	6,359
5.000% due 03/15/2041	3,500	4,203
5.000% due 07/01/2048	1,675	2,006
5.000% due 10/01/2048	1,500	2,244
5.250% due 03/15/2038	3,500	4,381
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2041	2,000	2,439
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
2.000% due 06/01/2029	2,000	2,010
3.500% due 10/01/2029	4,000	4,539
New York State Environmental Facilities Corp., Revenue Bonds, Series 2009 5.000% due 06/15/2034	3,200	3,208
New York State Environmental Facilities Corp., Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	3,043
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.875% due 05/01/2050	2,000	2,004
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,435
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,119
New York State Urban Development Corp., Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,707
New York State Urban Development Corp., Revenue Bonds, Series 2019 5.000% due 03/15/2039	2,875	3,498
New York Transportation Development Corp., Revenue Bonds, Series 2016 5.250% due 01/01/2050	4,500	4,986
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,204
5.000% due 01/01/2034	2,000	2,367
New York Transportation Development Corp., Revenue Notes, Series 2016 5.000% due 08/01/2026	3,000	3,172
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	975	983
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002 5.000% due 09/15/2028	2,640	2,647
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,890
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,923
5.000% due 09/01/2048	4,000	4,846
Port Authority of New York & New Jersey Revenue Notes, Series 2010 5.000% due 12/01/2020	685	707
Port Chester-Rye Union Free School District, New York General Obligation Notes, Series 2019 2.500% due 06/12/2020	5,000	5,050
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	638
5.000% due 07/01/2038	300	363
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016 5.000% due 01/01/2033	1,000	1,095
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	1,185	1,460
5.000% due 11/15/2043	5,985	7,366
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010 5.125% due 09/01/2040	3,500	3,633
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002 5.200% due 04/01/2037	2,750	2,941
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2048	4,000	3,847
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	3,000	3,271
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,580

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	1,010
Utility Debt Securitization Authority Revenue Bonds, Series 2015 5.000% due 12/15/2037 (b)	3,000	3,546
		385,414
PUERTO RICO 2.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.257% (0.7*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,825	1,340
4.750% due 07/01/2053	2,775	2,704
5.000% due 07/01/2058	3,920	3,930
		9,924
Total Municipal Bonds & Notes (Cost $384,928)		401,507
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
New York City Housing Development Corp. 4.500% due 02/15/2048	5,000	5,265
Total Non-Agency Mortgage-Backed Securities (Cost $5,226)		5,265
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.1%		581
MUNICIPAL BONDS & NOTES 0.5%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 4.000% due 02/03/2020	2,190	2,223
Total Municipal Bonds & Notes (Cost $2,219)		2,223
Total Short-Term Instruments (Cost $2,800)		2,804
Total Investments in Securities (Cost $392,954)		409,576
	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	2,210,012	21,862
Total Short-Term Instruments (Cost $21,854)		21,862
Total Investments in Affiliates (Cost $21,854)		21,862
Total Investments 102.0% (Cost $414,808)		$431,438
Other Assets and Liabilities, net (2.0)%		(8,290)
Net Assets 100.0%		$423,148

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$581	U.S. Treasury Notes 2.250% due 03/31/2021	$(593)	$581	$581
Total Repurchase Agreements						$(593)	$581	$581

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$6,169	$0	$6,169
New York	0	385,414	0	385,414
Puerto Rico	0	9,924	0	9,924
Non-Agency Mortgage-Backed Securities	0	5,265	0	5,265
Short-Term Instruments
Repurchase Agreements	0	581	0	581
Municipal Bonds & Notes	0	2,223	0	2,223
	$0	$409,576	$0	$409,576
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,862	$0	$0	$21,862
Total Investments	$21,862	$409,576	$0	$431,438

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.5% ¤
CORPORATE BONDS & NOTES 87.9%
BANKING & FINANCE 82.8%
Abanca Corp. Bancaria S.A.
6.125% due 01/18/2029 •	EUR	1,500	$1,801
7.500% due 10/02/2023 •(d)		1,400	1,610
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)		5,100	5,984
American International Group, Inc.
1.412% (EUR003M + 1.730%) due 03/15/2067 ~		4,900	4,513
5.750% due 04/01/2048 •		$2,000	2,059
ASR Nederland NV 3.375% due 05/02/2049 •	EUR	5,900	6,995
Australia & New Zealand Banking Group Ltd. 6.750% due 06/15/2026 •(d)		$3,450	3,811
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(d)(e)	EUR	7,200	8,486
8.875% due 04/14/2021 •(d)(e)		6,000	7,616
Banco de Sabadell S.A. 5.375% due 12/12/2028 •		5,000	6,261
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(d)		$4,300	4,300
Banco Santander S.A.
4.750% due 03/19/2025 •(d)(e)	EUR	7,800	8,405
6.250% due 09/11/2021 •(d)(e)		10,300	12,342
Bank of America Corp.
5.125% due 06/20/2024 •(d)		$5,300	5,340
5.875% due 03/15/2028 •(d)		24,750	25,856
6.100% due 03/17/2025 •(d)		6,500	7,025
Bankia S.A.
3.750% due 02/15/2029 •	EUR	1,100	1,327
6.375% due 09/19/2023 •(d)		7,200	8,603
Bankinter S.A. 0.875% due 07/08/2026 (a)		2,000	2,272
Barclays Bank PLC 7.625% due 11/21/2022 (e)		$7,300	7,976
Barclays PLC
7.125% due 06/15/2025 •(d)(e)	GBP	2,900	3,853
7.250% due 03/15/2023 •(d)(e)		2,700	3,579
8.000% due 06/15/2024 •(d)(e)		$3,900	4,093
BNP Paribas S.A.
4.705% due 01/10/2025 •		2,000	2,151
7.000% due 08/16/2028 •(d)(e)		21,800	23,291
7.375% due 08/19/2025 •(d)(e)		3,900	4,337
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ (d)		2,000	1,875
CaixaBank S.A.
2.375% due 02/01/2024	EUR	1,800	2,192
5.250% due 03/23/2026 •(d)(e)		3,000	3,213
6.750% due 06/13/2024 •(d)		1,000	1,231
Cantor Fitzgerald LP 4.875% due 05/01/2024		$1,000	1,032
Charles Schwab Corp. 5.000% due 12/01/2027 •(d)		7,875	7,848
Citigroup, Inc.
5.950% due 05/15/2025 •(d)		7,500	7,844
6.300% due 05/15/2024 •(d)		12,800	13,305
Citizens Financial Group, Inc. 6.375% due 04/06/2024 •(d)		5,800	5,983
Cooperatieve Rabobank UA 4.625% due 12/29/2025 •(d)(e)	EUR	13,600	16,618
CPI Property Group S.A. 4.875% due 07/16/2025 •(d)		1,700	1,916
Credit Agricole S.A. 7.500% due 06/23/2026 •(d)(e)	GBP	13,900	20,080
Credit Suisse Group AG
1.000% due 06/24/2027 •	EUR	3,600	4,153
6.250% due 12/18/2024 •(d)(e)		$3,600	3,760
7.250% due 09/12/2025 •(d)(e)		5,800	6,240
7.500% due 07/17/2023 •(d)(e)		8,000	8,594
7.500% due 12/11/2023 •(d)(e)		400	441
7.500% due 12/11/2023 •(d)		7,000	7,719
CYBG PLC 7.875% due 12/14/2028 •	GBP	900	1,230

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Danske Bank A/S 7.000% due 06/26/2025 •(d)		$5,000	5,090
Deutsche Bank AG 2.625% due 02/12/2026	EUR	12,800	15,373
Discover Financial Services 5.500% due 10/30/2027 •(d)		$12,000	11,658
Dream Global Funding SARL 1.750% due 06/28/2026	EUR	1,400	1,610
E*TRADE Financial Corp. 5.300% due 03/15/2023 •(d)		$12,500	12,134
Erste Group Bank AG 8.875% due 10/15/2021 •(d)	EUR	4,000	5,231
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$600	619
6.750% due 03/15/2022		1,900	1,978
Freedom Mortgage Corp.
8.250% due 04/15/2025		3,850	3,330
10.750% due 04/01/2024		3,100	2,898
Goldman Sachs Group, Inc.
5.000% due 11/10/2022 •(d)		5,300	5,096
5.500% due 08/10/2024 •(d)		7,000	7,175
HBOS Sterling Finance Jersey LP 7.881% due 12/09/2031 •(d)	GBP	3,000	5,682
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)		8,463	13,902
HSBC Capital Funding LP 10.176% due 06/30/2030 •(d)		$716	1,114
HSBC Holdings PLC 4.750% due 07/04/2029 •(d)(e)	EUR	7,100	8,497
ING Groep NV 6.500% due 04/16/2025 •(d)(e)		$18,773	19,477
Jefferies Finance LLC 7.250% due 08/15/2024		1,200	1,185
JPMorgan Chase & Co.
4.625% due 11/01/2022 •(d)		13,600	13,196
6.053% (US0003M + 3.470%) due 07/30/2019 ~(d)		18,800	18,787
KBC Group NV
4.250% due 10/24/2025 •(d)(e)	EUR	8,000	8,928
4.750% due 03/05/2024 •(d)(e)		8,400	10,146
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)		1,700	2,040
Liberty Mutual Group, Inc. 3.625% due 05/23/2059 •		4,100	4,777
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		$7,900	8,312
7.875% due 06/27/2029 •(d)(e)	GBP	1,100	1,588
National Westminster Bank PLC 1.840% (EUR003M + 2.150%) due 10/05/2019 ~(d)	EUR	1,000	1,130
Nordea Bank Abp 6.625% due 03/26/2026 •(d)		$2,100	2,217
Progressive Corp. 5.375% due 03/15/2023 •(d)		4,000	4,116
Quicken Loans, Inc. 5.250% due 01/15/2028		4,900	4,894
RBS Capital Trust 6.425% due 01/03/2034 •(d)		6,200	7,920
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 •	EUR	1,700	2,009
4.269% due 03/22/2025 •		$3,100	3,207
4.892% due 05/18/2029 •		3,600	3,845
7.648% due 09/30/2031 •(d)		5,900	7,714
8.000% due 08/10/2025 •(d)(e)		1,800	1,951
Sampo OYJ 3.375% due 05/23/2049 •	EUR	5,600	6,826
Santander UK Group Holdings PLC 6.750% due 06/24/2024 •(d)(e)	GBP	3,500	4,652
Societe Generale S.A.
6.750% due 04/06/2028 •(d)(e)		$10,500	10,412
7.375% due 10/04/2023 •(d)(e)		3,800	3,955
State Street Corp. 5.625% due 12/15/2023 •(d)		8,000	8,118
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (d)	EUR	1,200	1,674
Svenska Handelsbanken AB 5.250% due 03/01/2021 •(d)		$4,840	4,889
TP ICAP PLC 5.250% due 01/26/2024	GBP	800	1,063
U.S. Bancorp 5.300% due 04/15/2027 •(d)		$750	779
UBS AG 7.625% due 08/17/2022 (e)		4,015	4,505
UBS Group Funding Switzerland AG
5.000% due 01/31/2023 •(d)		7,300	6,712
7.000% due 02/19/2025 •(d)(e)		5,000	5,487
UniCredit SpA
6.572% due 01/14/2022		600	638

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

7.500% due 06/03/2026 •(d)(e)	EUR	6,700	8,055
7.830% due 12/04/2023		$5,600	6,401
USB Realty Corp. 3.744% (US0003M + 1.147%) due 01/15/2022 ~(d)		6,567	5,592
Virgin Money Holdings UK PLC 8.750% due 11/10/2021 •(d)(e)	GBP	4,100	5,607
VIVAT NV 7.000% due 06/19/2025 •(d)	EUR	2,500	3,022
Voya Financial, Inc. 6.125% due 09/15/2023 •(d)		$4,000	4,223
Wells Fargo & Co.
5.875% due 06/15/2025 •(d)		7,100	7,724
5.900% due 06/15/2024 •(d)		12,432	13,016
6.180% (US0003M + 3.770%) due 09/15/2019 ~(d)		10,000	10,066
			641,402
INDUSTRIALS 3.1%
Altice Luxembourg S.A. 8.000% due 05/15/2027	EUR	1,600	1,855
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		$3,000	3,039
Enbridge, Inc. 6.250% due 03/01/2078 •		2,000	2,027
Fairstone Financial, Inc. 7.875% due 07/15/2024 (a)		3,100	3,168
General Electric Co. 5.000% due 01/21/2021 •(d)		9,095	8,738
Land O’ Lakes, Inc. 7.000% due 09/18/2028 (d)		6,000	5,700
			24,527
UTILITIES 2.0%
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		9,500	9,800
Vodafone Group PLC 7.000% due 04/04/2079 •		5,100	5,509
			15,309
Total Corporate Bonds & Notes (Cost $661,442)			681,238
U.S. GOVERNMENT AGENCIES 0.9%
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)		7,000	7,322
Total U.S. Government Agencies (Cost $7,000)			7,322
		SHARES
PREFERRED SECURITIES 1.9%
BANKING & FINANCE 1.9%
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(d)		2,000	209
Farm Credit Bank of Texas 10.000% due 12/15/2020 (d)(f)		3,000	3,315
Morgan Stanley 5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)		100,000	2,632
Nationwide Building Society 10.250% ~		45,001	8,651
Total Preferred Securities (Cost $15,179)			14,807
SHORT-TERM INSTRUMENTS 10.8%
REPURCHASE AGREEMENTS (g) 10.1%			77,952
		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.7%
2.138% due 07/02/2019 - 08/22/2019 (b)(c)(i)(k)		5,264	5,252

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $83,204)		83,204
Total Investments in Securities (Cost $766,825)		786,571
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	5,181	51
Total Short-Term Instruments (Cost $51)		51
Total Investments in Affiliates (Cost $51)		51
Total Investments 101.5% (Cost $766,876)		$786,622
Financial Derivative Instruments (h)(j) (0.5)%(Cost or Premiums, net $633)		(3,508)
Other Assets and Liabilities, net (1.0)%		(8,244)
Net Assets 100.0%		$774,870

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	05/16/2017	$3,683	$3,315	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.440%	06/28/2019	07/01/2019	$1,100	U.S. Treasury Bonds 3.000% due 02/15/2047	$(1,124)	$1,100	$1,100
FICC	2.000	06/28/2019	07/01/2019	13,352	U.S. Treasury Notes 2.250% due 03/31/2021	(13,622)	13,352	13,354
JPS	2.500	06/28/2019	07/01/2019	30,000	U.S. Treasury Notes 2.500% due 01/31/2021	(30,625)	30,000	30,006
TDM	2.600	06/28/2019	07/01/2019	33,500	U.S. Treasury Inflation Protected Securities 0.375% - 0.875% due 07/15/2025 - 02/15/2047	(34,344)	33,500	33,508
Total Repurchase Agreements						$(79,715)	$77,952	$77,968

(1)	Includes accrued interest.
The average amount of borrowings outstanding during the period ended June 30, 2019 was $(222) at a weighted average interest rate of (0.900)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	15	$1,772	$30	$0	$0

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	10	$(1,964)	$(20)	$0	$(3)
U.S. Treasury 10-Year Note September Futures	09/2019	7	(896)	(19)	0	0
				$(39)	$0	$(3)
Total Futures Contracts				$(9)	$0	$(3)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2024	1.519%	EUR	3,000	$(139)	$55	$(84)	$16	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Subordinated 31 5-Year Index	(1.000)%	Quarterly	06/20/2024	EUR	21,200	$840	$(467)	$373	$0	$(76)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/18/2029	GBP	6,400	$(45)	$(304)	$(349)	$6	$0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		700	11	(71)	(60)	3	0
							$(34)	$(375)	$(409)	$9	$0
Total Swap Agreements							$667	$(787)	$(120)	$25	$(76)

(i)	Securities with an aggregate market value of $776 and cash of $3,058 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	385		$432	$0	$(6)
	07/2019		$31,349	EUR	27,587	19	0
	08/2019	EUR	27,587		$31,429	0	(20)
BPS	07/2019		2,980		3,373	3	(18)
	07/2019	GBP	2,123		2,707	11	0
	07/2019		$2,144	EUR	1,912	31	0
	07/2019		62,290	GBP	49,110	79	0
	08/2019	GBP	49,110		$62,385	0	(80)
	08/2019		$1,457	EUR	1,277	0	(1)
BRC	07/2019	EUR	24,018		$26,862	0	(450)
CBK	07/2019		21,226		24,128	21	(30)
	07/2019	GBP	6,005		7,613	0	(13)
	07/2019		$150,355	EUR	132,299	82	0
	07/2019		7,767	GBP	6,113	0	(4)
	08/2019	EUR	132,194		$150,621	0	(82)
	08/2019	GBP	6,005		7,642	4	0
GLM	07/2019	EUR	88,432		98,697	0	(1,859)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

	08/2019		1,388		1,584	2	0
HUS	07/2019	GBP	188		240	1	0
JPM	07/2019	EUR	2,257		2,545	0	(21)
	07/2019	GBP	322		406	0	(3)
	07/2019		$147	EUR	131	2	0
SCX	07/2019	GBP	46,585		$58,963	0	(198)
TOR	07/2019	EUR	24,018		26,858	0	(454)
Total Forward Foreign Currency Contracts						$255	$(3,239)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Banco BPM SpA	5.000%	Quarterly	06/20/2023	4.914%	EUR	500	$(34)	$36	$2	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx EUR Contingent Convertible Liquid Developed Market Index	N/A	(0.322)%	Maturity	09/20/2019	EUR	40,000	$0	$(472)	$0	$(472)
Total Swap Agreements									$(34)	$(436)	$2	$(472)

(k)	Securities with an aggregate market value of $3,656 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$641,402	$0	$641,402
Industrials	0	24,527	0	24,527
Utilities	0	15,309	0	15,309
U.S. Government Agencies	0	7,322	0	7,322
Preferred Securities
Banking & Finance	2,632	12,175	0	14,807
Short-Term Instruments
Repurchase Agreements	0	77,952	0	77,952
U.S. Treasury Bills	0	5,252	0	5,252
	$2,632	$783,939	$0	$786,571
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51	$0	$0	$51
Total Investments	$2,683	$783,939	$0	$786,622
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	257	0	257
	$0	$282	$0	$282

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2019 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(76)	0	(79)
Over the counter	0	(3,711)	0	(3,711)
	$(3)	$(3,787)	$0	$(3,790)
Total Financial Derivative Instruments	$(3)	$(3,505)	$0	$(3,508)
Totals	$2,680	$780,434	$0	$783,114

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,067	$1,067
Total Loan Participations and Assignments (Cost $1,065)			1,067
CORPORATE BONDS & NOTES 10.0%
BANKING & FINANCE 7.0%
American Tower Corp. 3.800% due 08/15/2029		2,800	2,892
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,157
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(h)(i)	EUR	600	702
Banco del Estado de Chile 4.125% due 10/07/2020		$5,300	5,412
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)	EUR	900	1,078
Bank of America Corp. 3.269% (US0003M + 0.790%) due 03/05/2024 ~		$2,000	2,003
Bank of Ireland 7.375% due 06/18/2020 •(h)(i)	EUR	1,600	1,924
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$2,000	2,185
10.179% due 06/12/2021		5,100	5,773
Barclays PLC
3.200% due 08/10/2021		1,300	1,310
3.905% (US0003M + 1.380%) due 05/16/2024 ~		3,300	3,254
4.610% due 02/15/2023 •		2,900	3,007
6.500% due 09/15/2019 •(h)(i)	EUR	1,000	1,151
7.000% due 09/15/2019 •(h)(i)	GBP	700	898
7.125% due 06/15/2025 •(h)(i)		700	930
8.000% due 12/15/2020 •(h)(i)	EUR	1,900	2,341
Citigroup, Inc. 3.543% (US0003M + 1.023%) due 06/01/2024 ~		$3,100	3,119
CNH Industrial Capital LLC 4.375% due 11/06/2020		300	306
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(h)(i)	EUR	1,500	1,778
6.625% due 06/29/2021 •(h)(i)		2,400	3,027
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~		1,200	1,349
3.751% (US0003M + 1.230%) due 02/27/2023 ~		$2,800	2,701
4.250% due 10/14/2021		3,800	3,851
Erste Group Bank AG 8.875% due 10/15/2021 •(h)	EUR	200	262
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,100	1,342
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$1,300	1,299
3.273% (US0003M + 0.930%) due 09/24/2020 ~		2,300	2,298
3.365% (US0003M + 0.830%) due 08/12/2019 •		6,900	6,902
3.408% (US0003M + 0.810%) due 04/05/2021 ~		1,700	1,678
General Motors Financial Co., Inc.
2.350% due 10/04/2019		500	500
3.872% (US0003M + 1.270%) due 10/04/2019 ~		1,500	1,504
Goldman Sachs Group, Inc.
3.688% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,008
4.125% (US0003M + 1.600%) due 11/29/2023 ~		100	103
GSPA Monetization Trust 6.422% due 10/09/2029		112	132
HSBC Holdings PLC
3.000% due 05/29/2030 •	GBP	2,300	3,008
3.120% (US0003M + 0.600%) due 05/18/2021 ~		$1,200	1,201
3.520% (US0003M + 1.000%) due 05/18/2024 ~		600	602
4.098% (US0003M + 1.500%) due 01/05/2022 ~		600	613
4.292% due 09/12/2026 •		1,300	1,383
4.750% due 07/04/2029 •(h)(i)	EUR	1,700	2,034
5.875% due 09/28/2026 •(h)(i)	GBP	1,200	1,604
6.500% due 03/23/2028 •(h)(i)		$700	735
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		3,100	3,107

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

3.482% (US0003M + 0.890%) due 07/23/2024 ~		2,600	2,610
3.797% due 07/23/2024 •		1,100	1,154
3.811% (US0003M + 1.230%) due 10/24/2023 ~		300	305
6.053% (US0003M + 3.470%) due 07/30/2019 ~(h)		1,400	1,399
Lloyds Banking Group PLC
4.050% due 08/16/2023		1,500	1,566
4.550% due 08/16/2028		1,500	1,619
7.500% due 09/27/2025 •(h)(i)		500	526
Mitsubishi UFJ Financial Group, Inc. 3.446% (US0003M + 0.860%) due 07/26/2023 ~		1,100	1,103
Mitsubishi UFJ Trust & Banking Corp. 2.450% due 10/16/2019		200	200
Morgan Stanley 3.780% (US0003M + 1.220%) due 05/08/2024 ~		200	203
Nationwide Building Society 4.363% due 08/01/2024 •		1,300	1,357
Navient Corp. 8.000% due 03/25/2020		400	415
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		300	299
3.247% (US0003M + 0.650%) due 07/13/2022 ~		600	597
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 •	EUR	100	118
4.892% due 05/18/2029 •		$1,700	1,816
7.500% due 08/10/2020 •(h)(i)		3,000	3,083
8.625% due 08/15/2021 •(h)(i)		2,400	2,593
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,000	2,125
Santander UK PLC 2.875% due 06/18/2024		3,500	3,520
SL Green Realty Corp. 4.500% due 12/01/2022		1,300	1,365
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	170	237
UBS AG
5.125% due 05/15/2024 (i)		$1,600	1,700
7.625% due 08/17/2022 (i)		2,350	2,637
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	503
4.125% due 09/24/2025		500	534
UniCredit SpA
6.572% due 01/14/2022		2,500	2,658
7.830% due 12/04/2023		3,550	4,058
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,800	3,400
			127,163
INDUSTRIALS 1.9%
Andeavor Logistics LP 5.500% due 10/15/2019		$100	100
BAT Capital Corp.
2.764% due 08/15/2022		600	602
3.222% due 08/15/2024		300	303
3.398% (US0003M + 0.880%) due 08/15/2022 ~		500	502
BAT International Finance PLC 3.250% due 06/07/2022		100	101
Campbell Soup Co.
3.040% (US0003M + 0.630%) due 03/15/2021 ~		300	299
3.650% due 03/15/2023		1,800	1,854
Canadian Pacific Railway Co. 4.500% due 01/15/2022		200	210
Charter Communications Operating LLC
4.229% (US0003M + 1.650%) due 02/01/2024 ~		3,500	3,517
4.464% due 07/23/2022		3,100	3,258
4.908% due 07/23/2025		1,000	1,086
Comcast Corp. 3.950% due 10/15/2025		505	545
CSN Resources S.A. 7.625% due 02/13/2023		1,200	1,270
Daimler Finance North America LLC 3.400% due 02/22/2022		1,500	1,530
Dell International LLC 4.420% due 06/15/2021		2,700	2,781
Deutsche Telekom International Finance BV 2.225% due 01/17/2020		150	150
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		300	301
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)		700	715
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	1,800	2,083
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,700	1,713
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,900	3,277

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

McDonald’s Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~	$1,600	1,601
Mylan NV 3.150% due 06/15/2021	800	800
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	550	582
Penske Truck Leasing Co. LP 3.200% due 07/15/2020	200	201
Reynolds American, Inc. 4.000% due 06/12/2022	100	104
SASOL Financing USA LLC 5.875% due 03/27/2024	400	434
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019	380	379
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,500
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~	400	400
3.650% due 08/16/2023	1,500	1,571
3.950% due 08/16/2025	300	324
Volkswagen Group of America Finance LLC 2.450% due 11/20/2019	700	700
ZF North America Capital, Inc. 4.500% due 04/29/2022	400	408
		35,201
UTILITIES 1.1%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	4,400	4,423
3.547% (US0003M + 0.950%) due 07/15/2021 ~	900	908
3.616% (US0003M + 1.180%) due 06/12/2024 ~	3,300	3,344
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~	1,900	1,905
Mississippi Power Co. 2.961% (US0003M + 0.650%) due 03/27/2020 ~	2,600	2,601
NextEra Energy Capital Holdings, Inc. 3.342% due 09/01/2020	50	51
Petrobras Global Finance BV 5.999% due 01/27/2028	1,751	1,864
Rio Oil Finance Trust 8.200% due 04/06/2028	1,200	1,350
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~	900	897
Sprint Corp. 7.250% due 09/15/2021	300	319
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~	1,400	1,419
		19,081
Total Corporate Bonds & Notes (Cost $178,194)		181,445
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035	200	210

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	1,200	1,567
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	800	1,085
Chicago, Illinois General Obligation Bonds, Series 2015 7.375% due 01/01/2033	450	535
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	285	329
6.725% due 04/01/2035	585	677
		4,193
NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (f)	1,935	1,757
Total Municipal Bonds & Notes (Cost $5,189)		6,160
U.S. GOVERNMENT AGENCIES 29.4%
Fannie Mae
2.310% due 08/01/2022	200	201
2.870% due 09/01/2027	1,000	1,034
3.820% due 09/01/2021	4,488	4,628
4.178% due 07/01/2035 •	227	238
4.350% due 03/01/2034 •	135	140

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

4.500% due 09/25/2040	2,063	2,451
4.797% due 12/01/2034 •	107	112
Fannie Mae UMBS
3.500% due 02/01/2043 - 09/01/2048	63,730	65,472
4.000% due 12/01/2040 - 08/01/2048	24,409	25,566
6.000% due 05/01/2036 - 04/01/2041	1,552	1,737
6.500% due 09/01/2036	244	271
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	75,300	76,944
4.000% due 07/01/2049 - 08/01/2049	322,600	333,304
Freddie Mac
3.500% due 07/15/2042	6,773	7,183
6.500% due 05/01/2035	347	386
Ginnie Mae
2.839% due 08/20/2047	1,020	1,021
3.237% due 04/20/2068 •	3,748	3,774
3.500% due 11/20/2044 •	3,070	3,136
Ginnie Mae, TBA 5.000% due 07/01/2049	4,800	5,018
Small Business Administration
5.490% due 03/01/2028	73	79
6.020% due 08/01/2028	622	675
Total U.S. Government Agencies (Cost $529,340)		533,370
U.S. TREASURY OBLIGATIONS 32.2%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	657
3.000% due 02/15/2049	19,200	21,061
4.625% due 02/15/2040	3,100	4,253
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021 (m)	41,073	40,698
0.125% due 01/15/2022 (m)	44,252	43,983
0.125% due 04/15/2022	66,714	66,202
0.125% due 07/15/2022 (m)	34,554	34,459
0.375% due 01/15/2027	4,760	4,795
0.625% due 07/15/2021	12,470	12,549
0.625% due 01/15/2026	6,086	6,235
1.000% due 02/15/2048	18,961	19,973
1.125% due 01/15/2021 (m)	8,643	8,712
2.000% due 01/15/2026 (o)	11,586	12,897
2.375% due 01/15/2027	3,674	4,245
U.S. Treasury Notes
1.125% due 09/30/2021 (m)(o)	17,200	16,969
1.500% due 08/15/2026 (o)	4,700	4,578
1.625% due 02/15/2026 (o)	3,300	3,251
2.125% due 05/15/2025 (m)(o)	33,150	33,698
2.625% due 12/31/2025 (o)	12,400	12,981
2.625% due 02/15/2029	156,800	165,280
3.000% due 09/30/2025	31,000	33,104
3.000% due 10/31/2025 (o)	31,000	33,122
Total U.S. Treasury Obligations (Cost $567,513)		583,702
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust 4.399% due 01/25/2036 ^~	3,382	3,077
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	935	844
Banc of America Funding Trust 4.523% due 09/20/2046 ^~	4,654	4,254
Bear Stearns Adjustable Rate Mortgage Trust 4.487% due 08/25/2033 ~	123	126
Bear Stearns ALT-A Trust 4.625% due 05/25/2035 ~	163	166
Chase Mortgage Finance Trust 4.131% due 09/25/2036 ^~	1,029	969
Citigroup Mortgage Loan Trust
2.644% due 11/25/2036 •	387	389
3.258% due 04/25/2066 «~	2,250	2,249
4.291% due 09/25/2037 ^~	86	84
CitiMortgage Alternative Loan Trust 3.004% due 04/25/2037 •	1,230	990
Countrywide Alternative Loan Trust
2.524% due 12/25/2046 •	5,448	5,272
2.574% due 11/25/2036 •	1,764	1,716
5.500% due 06/25/2025	1,494	1,503
5.500% due 11/25/2035 ^	521	454
6.000% due 12/25/2035 ^	1,910	1,848
6.000% due 05/25/2036 ^	224	171
6.250% due 08/01/2036	3,368	2,927
7.000% due 10/25/2037	439	260
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	1,222	1,012
6.000% due 02/25/2037 ^	1,289	1,058

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Countrywide Home Loan Reperforming REMIC Trust 2.744% due 06/25/2035 •		407	393
Credit Suisse Mortgage Capital Certificates 4.249% due 06/25/2050 ~		2,339	1,820
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.594% due 02/25/2037 ^•		4,329	3,984
Downey Savings & Loan Association Mortgage Loan Trust 2.580% due 10/19/2036 •		941	842
First Horizon Alternative Mortgage Securities Trust 4.211% due 06/25/2036 ^~		3,294	3,063
Impac CMB Trust 3.044% due 03/25/2035 •		1,047	1,040
IndyMac Mortgage Loan Trust
2.604% due 11/25/2046 •		4,100	3,834
2.884% due 07/25/2035 •		1,420	1,415
JPMorgan Mortgage Trust
3.722% due 07/27/2037 ~		609	624
4.441% due 07/25/2035 ~		523	531
5.750% due 01/25/2036 ^		47	37
Lehman Mortgage Trust 3.054% due 11/25/2036 •		911	612
Lehman XS Trust 2.629% due 08/25/2046 •		2,354	2,256
Luminent Mortgage Trust 4.469% due 04/25/2036 ~		4,027	3,715
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		925	896
Merrill Lynch Alternative Note Asset Trust
2.600% due 02/25/2037 •		95	96
2.604% due 03/25/2037 •		8,985	3,806
6.000% due 03/25/2037		237	171
Merrill Lynch Mortgage Investors Trust
4.344% due 04/25/2035 ~		79	77
4.364% due 02/25/2036 ~		8	8
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		399	324
MortgageIT Trust 2.924% due 12/25/2035 •		2,404	2,386
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		150	112
NovaStar Mortgage Funding Trust 1.836% due 09/25/2046 •		2,745	1,332
Prime Mortgage Trust 6.000% due 06/25/2036 ^		619	583
RBSSP Resecuritization Trust
2.680% due 02/26/2037 •		1,835	1,828
2.928% due 04/26/2037 •		74	74
Residential Accredit Loans, Inc. Trust
2.654% due 08/25/2037 •		117	112
6.000% due 01/25/2037 ^		218	208
6.000% due 03/25/2037		542	510
Residential Funding Mortgage Securities, Inc. Trust 4.903% due 04/25/2037 ~		1,295	1,254
Sequoia Mortgage Trust 3.829% due 09/20/2046 ^~		696	572
Structured Adjustable Rate Mortgage Loan Trust
4.200% due 08/25/2035 ~		193	172
4.518% due 03/25/2036 ^~		238	221
Structured Asset Securities Corp. 5.500% due 06/25/2035		2,935	3,092
Thornburg Mortgage Securities Trust
3.615% due 03/25/2044 ~		552	555
4.131% due 09/25/2037 ~		7	7
4.161% due 12/25/2044 ~		748	767
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	4,500	5,737
WaMu Mortgage Pass-Through Certificates Trust
2.674% due 12/25/2045 •		$126	127
3.184% due 01/25/2045 •		4,731	4,701
3.504% due 02/25/2046 •		391	400
3.696% due 06/25/2037 ^~		768	724
3.815% due 06/25/2037 ^~		291	282
3.993% due 10/25/2035 ~		152	152
4.181% due 12/25/2035 ~		1,400	1,397
4.394% due 01/25/2035 ~		344	357
Washington Mutual Mortgage Pass-Through Certificates Trust
2.654% due 02/25/2036 •		3,033	2,741
3.254% due 02/25/2047 ^•		4,671	4,259
3.444% due 04/25/2046 •		366	340
Wells Fargo Mortgage-Backed Securities Trust
4.716% due 09/25/2036 ^~(d)		61	62
4.959% due 12/25/2034 ~		47	48

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

4.994% due 06/25/2035 ~	325	330
Total Non-Agency Mortgage-Backed Securities (Cost $92,263)		94,355
ASSET-BACKED SECURITIES 8.3%
Accredited Mortgage Loan Trust 2.664% due 09/25/2036 •	2,407	2,368
Allegro CLO Ltd. 3.803% due 01/30/2026 •	393	393
Argent Securities Trust 2.594% due 03/25/2036 •	5,248	4,871
Bear Stearns Asset-Backed Securities Trust
3.454% due 08/25/2037 •	2,963	2,618
4.366% due 07/25/2036 ~	241	243
Centex Home Equity Loan Trust 3.049% due 03/25/2034 •	460	457
CIFC Funding Ltd. 3.440% due 10/25/2027 •	2,000	1,990
Citigroup Mortgage Loan Trust
2.594% due 05/25/2037 •	3,341	2,527
6.750% due 05/25/2036 þ	467	348
Citigroup Mortgage Loan Trust, Inc.
2.704% due 10/25/2036 •	2,266	2,228
3.304% due 09/25/2035 ^•	3,400	3,424
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 •	2,236	2,037
2.594% due 07/25/2036 •	686	687
2.604% due 02/25/2037 •	1,082	996
Countrywide Asset-Backed Certificates Trust
2.544% due 03/25/2037 •	1,144	1,106
2.554% due 03/25/2047 ^•	4,307	4,247
2.564% due 03/25/2037 •	133	132
3.144% due 08/25/2047 •	2,005	1,992
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ	7,694	3,095
Encore Credit Receivables Trust 3.139% due 11/25/2035 •	350	350
Exeter Automobile Receivables Trust 3.200% due 04/15/2022	7,812	7,839
First Franklin Mortgage Loan Trust
2.564% due 11/25/2036 •	1,929	1,893
2.714% due 09/25/2036 •	485	448
2.764% due 11/25/2035 •	2,966	2,886
3.264% due 08/25/2032 •	1,348	1,344
Fremont Home Loan Trust
2.554% due 10/25/2036 •	4,181	2,080
3.139% due 01/25/2035 •	1,600	1,597
3.139% due 07/25/2035 •	200	201
GSAA Home Equity Trust
2.474% due 03/25/2036 •	862	430
2.724% due 04/25/2047 •	2,044	1,378
6.295% due 06/25/2036 þ	1,418	655
GSAMP Trust
2.494% due 01/25/2037 •	6,822	4,677
2.504% due 12/25/2046 •	629	395
2.534% due 12/25/2046 •	3,447	2,259
2.634% due 01/25/2037 •	1,300	1,139
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •	582	582
Home Equity Mortgage Loan Asset-Backed Trust 2.624% due 04/25/2037 •	1,443	1,151
Long Beach Mortgage Loan Trust 2.624% due 02/25/2036 •	4,306	4,224
Merrill Lynch Mortgage Investors Trust 2.514% due 08/25/2037 •	14,349	9,227
Monarch Grove CLO 3.460% due 01/25/2028 •	2,400	2,390
Morgan Stanley ABS Capital, Inc. Trust
2.619% due 03/25/2037 •	3,202	1,621
3.334% due 07/25/2035 •	3,854	3,857
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •	738	738
Navient Private Education Loan Trust 2.794% due 12/16/2058 •	102	102
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ	916	359
NovaStar Mortgage Funding Trust 2.604% due 09/25/2037 •	3,390	3,310
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •	3,000	2,994
OHA Credit Partners Ltd. 3.771% due 10/20/2025	229	229
Option One Mortgage Loan Trust
2.544% due 03/25/2037 •	1,187	896
2.764% due 01/25/2036 •	6,400	5,900
3.184% due 02/25/2035 •	2,976	2,930

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Renaissance Home Equity Loan Trust
3.590% due 09/25/2037		877	488
5.586% due 11/25/2036 þ		2,140	1,156
Residential Asset Securities Corp. Trust
2.844% due 12/25/2035 •		4,700	4,583
2.984% due 06/25/2033 •		388	358
RMAT LP 4.090% due 05/25/2048 þ		2,473	2,496
Securitized Asset-Backed Receivables LLC Trust 2.884% due 10/25/2035 •		4,800	4,329
Seneca Park CLO Ltd. 3.708% due 07/17/2026 •		2,889	2,892
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		322	324
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	922	1,051
4.080% due 04/25/2023 •		$813	822
SoFi Consumer Loan Program Trust 2.550% due 02/25/2027		350	350
Soundview Home Loan Trust
2.574% due 07/25/2037 •		1,750	1,481
3.704% due 10/25/2037 •		2,200	1,863
South Carolina Student Loan Corp. 3.520% due 09/03/2024 •		835	840
Specialty Underwriting & Residential Finance Trust 3.004% due 12/25/2036 •		3,338	3,294
Structured Asset Investment Loan Trust
3.124% (US0001M + 0.720%) due 10/25/2035 ~		995	998
3.184% due 02/25/2035 •		5,572	5,524
Structured Asset Securities Corp. Mortgage Loan Trust 2.744% due 02/25/2036 •		902	905
Telos CLO Ltd.
3.538% due 04/17/2028 •		2,500	2,495
3.858% due 01/17/2027 •		6,719	6,722
TICP CLO Ltd. 3.392% due 07/20/2027 •		1,300	1,296
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		781	785
Total Asset-Backed Securities (Cost $148,878)			150,892
SOVEREIGN ISSUES 3.1%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,400	4,348
5.875% due 01/11/2028		3,500	2,671
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	2,196	44
63.705% (ARLLMONP) due 06/21/2020 ~(a)		73,093	1,679
Brazil Government International Bond 5.625% due 02/21/2047		$1,300	1,388
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (g)	BRL	5,166	1,735
6.000% due 05/15/2055 (g)		3,874	1,446
Israel Government International Bond 4.125% due 01/17/2048		$300	329
Japan Government International Bond 0.100% due 03/10/2028 (g)	JPY	3,565,053	34,538
Qatar Government International Bond 5.250% due 01/20/2020		$4,800	4,875
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,492
5.000% due 04/17/2049		750	823
Total Sovereign Issues (Cost $54,822)			55,368
		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas 10.000% due 12/15/2020 (h)(j)		7,400	8,177

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Total Preferred Securities (Cost $7,622)		8,177
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~	$4,300	4,304
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	1,600	1,605
		5,909
REPURCHASE AGREEMENTS (k) 0.2%		3,210
U.S. TREASURY BILLS 0.5%
2.174% due 07/23/2019 - 08/22/2019 (e)(f)(m)(o)	8,393	8,378
Total Short-Term Instruments (Cost $17,487)		17,497
Total Investments in Securities (Cost $1,602,373)		1,632,033
	SHARES
INVESTMENTS IN AFFILIATES 38.8%
SHORT-TERM INSTRUMENTS 38.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.8%
PIMCO Short Asset Portfolio	22,013,663	218,948
PIMCO Short-Term Floating NAV Portfolio III	49,008,573	484,793
Total Short-Term Instruments (Cost $704,808)		703,741
Total Investments in Affiliates (Cost $704,808)		703,741
Total Investments 128.9% (Cost $2,307,181)		$2,335,774
Financial Derivative Instruments (l)(n) (1.9)%(Cost or Premiums, net $13,770)		(34,643)
Other Assets and Liabilities, net (27.0)%		(489,247)
Net Assets 100.0%		$1,811,884

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$7,622	$8,177	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$3,210	U.S. Treasury Notes 2.250% due 03/31/2021	$(3,278)	$3,210	$3,211
Total Repurchase Agreements						$(3,278)	$3,210	$3,211

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049		$4,800	$(5,075)	$(5,072)
Sovereign Issues (0.6)%
Canadian Government Bond	2.750%	12/01/2048	CAD	12,700	(11,784)	(12,116)
Total Short Sales (0.9)%					$(16,859)	$(17,188)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $27 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.000	08/23/2019	1,678	$3,356	$14	$2

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	1,875	1,875	16	2
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	35	35	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	1,853	1,853	16	2
Total Purchased Options					$46	$6

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	1,678	$361,072	$1,377	$0	$(66)
U.S. Treasury 5-Year Note September Futures	09/2019	2,554	301,771	3,470	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	1,404	179,668	3,011	44	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	277	49,185	1,421	0	(52)
				$9,279	$44	$(118)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,780	$(438,080)	$(3,728)	$111	$0
90-Day Eurodollar March Futures	03/2020	2,993	(735,455)	(5,034)	150	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,117	(173,798)	(6,160)	139	0
				$(14,922)	$400	$0
Total Futures Contracts				$(5,643)	$444	$(118)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	Quarterly	12/20/2020	$22,400	$(448)	$256	$(192)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$12,400	$799	$150	$949	$11	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	314,000	5,586	1,196	6,782	146	0
					$6,385	$1,346	$7,731	$157	$0

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	27,500	$(3)	$(915)	$(918)	$0	$(13)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	13,900	(137)	1,765	1,628	122	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$9,500	(62)	(53)	(115)	3	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		136,000	(430)	604	174	0	(49)
Receive(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		91,400	(312)	(803)	(1,115)	30	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		417,300	(359)	(5,044)	(5,403)	39	0
Receive(5)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		519,900	(339)	(2,774)	(3,113)	122	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(20)	(145)	(165)	7	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		73,500	0	4,350	4,350	0	(57)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		45,900	(486)	2,350	1,864	0	(36)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	30	563	593	0	(15)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		76,100	(4,237)	(237)	(4,474)	65	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		700	34	(25)	9	1	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		53,600	(8)	(3,396)	(3,404)	59	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		13,400	0	(855)	(855)	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		70,600	2,139	(2,903)	(764)	84	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	8	(34)	(26)	1	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(103)	(447)	(550)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		115,810	6,593	(5,637)	956	156	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		1,600	123	(76)	47	2	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,800	173	(3,242)	(3,069)	100	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,800	846	(1,223)	(377)	23	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		60,100	(1,106)	(4,449)	(5,555)	104	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		150,300	2,740	16,048	18,788	0	(499)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		82,700	(295)	(12,353)	(12,648)	440	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,700	49	(133)	(84)	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		31,600	2,695	(4,506)	(1,811)	188	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		18,100	(32)	(3,488)	(3,520)	117	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,510,000	(1,214)	52	(1,162)	0	(25)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(3)	(182)	(185)	9	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,300	5	332	337	0	(9)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$31,700	0	188	188	0	(19)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	18,500	(2)	(148)	(150)	44	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,500	0	32	32	8	0
Pay	UKRPI	3.595	Maturity	11/15/2028		12,500	152	(32)	120	30	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,300	0	36	36	8	0
							$6,439	$(26,780)	$(20,341)	$1,801	$(722)
Total Swap Agreements							$12,376	$(25,178)	$(12,802)	$1,958	$(725)

(m)	Securities with an aggregate market value of $20,892 and cash of $3,145 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $4 and liability of $(1) for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$9,377	CAD	12,570	$222	$0
	07/2019		354	COP	1,155,987	6	0
BPS	07/2019	BRL	26,426		$6,909	27	0
	07/2019	EUR	11,128		12,481	0	(173)
	07/2019	JPY	102,000		939	0	(6)
	07/2019		$30	ARS	1,494	4	0
	07/2019		6,896	BRL	26,426	0	(14)
	07/2019		1,963	CAD	2,635	49	0
	07/2019		17,857	GBP	14,094	41	0
	07/2019		5,591	TWD	175,844	78	0
	08/2019	GBP	12,145		$15,428	0	(20)
	08/2019	RUB	6,236		95	0	(2)
	08/2019		$8,607	ARS	384,113	0	(58)
	08/2019		6,888	BRL	26,426	0	(26)
	09/2019		6,823	CNY	47,265	59	0
BRC	07/2019	GBP	555		$703	0	(2)
	09/2019	SGD	24,322		17,810	0	(187)
	10/2019		$20	MXN	401	0	0
CBK	07/2019	ARS	2,063		$42	0	(4)
	07/2019	AUD	1,437		1,000	0	(8)
	07/2019	CAD	3,200		2,373	0	(71)
	07/2019		$51,642	EUR	45,440	27	0
	07/2019		2,617	GBP	2,064	4	0
	08/2019	EUR	45,440		$51,774	0	(28)
	09/2019		$7,097	IDR	102,545,928	92	0
GLM	07/2019	EUR	32,888		$36,773	0	(624)
	07/2019		$14,348	GBP	11,306	10	0
	07/2019		6,064	RUB	390,488	101	0
	08/2019		20	MXN	401	1	0
	10/2019	MXN	401		$20	0	(1)
HUS	07/2019		$45	ARS	2,276	6	0
	07/2019		37,033	JPY	3,985,274	0	(69)
	08/2019	JPY	3,985,274		$37,120	67	0
	09/2019		$773	CNH	5,369	8	0
	11/2019	TWD	295,040		$9,424	0	(162)
	11/2019		$29,761	CNH	201,642	0	(446)
	01/2021	BRL	2,050		$316	0	(191)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

JPM	07/2019	EUR	1,424		1,610	0	(9)
	07/2019	JPY	3,883,274		35,632	0	(386)
	07/2019		$2,819	RUB	181,082	40	0
	09/2019		1,786	IDR	25,934,897	32	0
	09/2019		9,239	TWD	290,973	190	0
	11/2019	CNH	117,544		$16,804	0	(284)
	11/2019	TWD	213,943		6,829	0	(122)
MSB	07/2019	BRL	34,293		8,949	18	0
	07/2019	TWD	175,844		5,582	0	(87)
	07/2019		$8,883	BRL	34,293	48	0
	11/2019		5,598	TWD	175,844	115	0
MYI	07/2019	CAD	13,083		$9,749	0	(242)
NGF	09/2019	CNH	54,159		7,819	0	(61)
RBC	07/2019	COP	1,155,987		364	4	0
	07/2019		$8,946	ZAR	130,399	305	0
	09/2019		362	COP	1,155,987	0	(4)
SCX	07/2019	BRL	7,867		$1,952	0	(97)
	07/2019	GBP	24,845		31,446	0	(106)
	07/2019		$2,053	BRL	7,867	0	(4)
	11/2019	CNH	84,098		$12,013	0	(213)
SSB	07/2019	CAD	2,741		2,049	0	(44)
TOR	07/2019		$8,283	COP	28,021,766	424	0
	09/2019		1,125	TWD	35,449	24	0
Total Forward Foreign Currency Contracts						$2,002	$(3,751)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	15,977	$132	$9

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	159,200	$1,273	$3,485
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	161,700	949	2,547
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	33,600	1,351	31
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	11,200	545	0
							$4,118	$6,063
Total Purchased Options							$4,250	$6,072

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	3,000	$(3)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,700	(4)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,600	(2)	1
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,900	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,100	(5)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,000	(3)	(1)
						$(20)	$(4)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	9,065	$(58)	$(37)
	Call - OTC USD versus BRL		3.933	07/23/2019	9,065	(57)	(59)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	9,065	(65)	(98)
	Call - OTC USD versus ZAR		14.790	07/23/2019	9,065	(59)	(30)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	31,954	(139)	(8)
						$(378)	$(232)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	84,000	$(1,273)	$(3,463)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	85,400	(949)	(2,559)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	11,200	(344)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	11,200	(201)	0
							$(2,767)	$(6,022)
Total Written Options							$(3,165)	$(6,258)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	1,325	$245	$(140)	$105	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		240	44	(25)	19	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		850	162	(94)	68	0
								$451	$(259)	$192	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$1,700	$2	$1	$3	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$925	$(188)	$121	$0	$(67)
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$12	$10	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	23,896	2.754% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/25/2019	$130,124	$0	$(7,439)	$0	$(7,439)
	Pay	S&P 500 Total Return Index	25,955	2.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/10/2019	150,575	0	(2,631)	0	(2,631)
	Pay	S&P 500 Total Return Index	84,991	2.670% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	443,976	0	(52,673)	0	(52,673)
	Pay	S&P 500 Total Return Index	36,601	2.749% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	192,313	0	(21,683)	0	(21,683)
BRC	Receive	ERAUSLT Index	81,869	2.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	25,609	0	525	525	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

CBK	Receive	ERAUSLT Index	1,000,572	2.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/10/2019	312,979	0	6,404	6,404	0
	Pay	S&P 500 Total Return Index	34,330	2.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/10/2019	199,162	0	(3,493)	0	(3,493)
	Receive	ERAUSLT Index	292,663	2.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	91,545	0	1,878	1,878	0
	Receive	ERAUSLT Index	742,374	2.610% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	219,387	0	15,189	15,189	0
	Receive	ERAUSLT Index	718,844	2.689% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	213,144	0	14,077	14,077	0
	Receive	ERAUSLT Index	697,068	2.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	218,043	0	4,471	4,471	0
FAR	Pay	S&P 500 Total Return Index	10,278	2.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/20/2019	59,627	0	(1,046)	0	(1,046)
GST	Pay	S&P 500 Total Return Index	7,246	2.545% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/20/2019	42,037	0	(739)	0	(739)
	Pay	S&P 500 Total Return Index	15,988	2.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	92,753	0	(1,627)	0	(1,627)
	Pay	S&P 500 Total Return Index	8,091	2.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	46,939	0	(824)	0	(824)
JPM	Receive	ERAUSLT Index	567,659	2.610% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	165,802	0	13,606	13,606	0
	Receive	ERAUSLT Index	527,660	2.651% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/25/2020	168,582	0	(311)	0	(311)
SOG	Receive	ERAUSLT Index	378,080	2.734% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/25/2019	116,993	0	569	569	0
	Receive	ERAUSLT Index	310,323	2.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/20/2019	97,069	0	1,993	1,993	0
	Pay	S&P 500 Total Return Index	25,921	2.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/25/2020	153,148	0	288	288	0
	Pay	S&P 500 Total Return Index	34,073	2.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	197,671	0	(3,466)	0	(3,466)
UAG	Receive	ERAUSLT Index	110,350	2.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/10/2019	34,517	0	708	708	0
	Receive	ERAUSLT Index	216,543	2.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	67,735	0	1,388	1,388	0
	Receive	ERAUSLT Index	65,800	2.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/13/2020	20,582	0	422	422	0
								$0	$(34,414)	$61,518	$(95,932)
Total Swap Agreements								$263	$(34,539)	$61,723	$(95,999)

(o)	Securities with an aggregate market value of $97,978 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,067	$0	$1,067
Corporate Bonds & Notes
Banking & Finance	0	127,163	0	127,163
Industrials	0	35,201	0	35,201
Utilities	0	19,081	0	19,081
Municipal Bonds & Notes
California	0	210	0	210
Illinois	0	4,193	0	4,193
New Jersey	0	1,757	0	1,757
U.S. Government Agencies	0	533,370	0	533,370
U.S. Treasury Obligations	0	583,702	0	583,702
Non-Agency Mortgage-Backed Securities	0	92,106	2,249	94,355
Asset-Backed Securities	0	150,892	0	150,892
Sovereign Issues	0	55,368	0	55,368
Preferred Securities
Banking & Finance	0	8,177	0	8,177
Short-Term Instruments
Certificates of Deposit	0	5,909	0	5,909
Repurchase Agreements	0	3,210	0	3,210
U.S. Treasury Bills	0	8,378	0	8,378
	$0	$1,629,784	$2,249	$1,632,033
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$703,741	$0	$0	$703,741
Total Investments	$703,741	$1,629,784	$2,249	$2,335,774
Short Sales, at Value - Liabilities
Sovereign Issues	0	(12,116)	0	(12,116)
U.S. Government Agencies	0	(5,072)	0	(5,072)
	$0	$(17,188)	$0	$(17,188)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	444	1,964	0	2,408
Over the counter	0	69,797	0	69,797
	$444	$71,761	$0	$72,205
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(118)	(725)	0	(843)
Over the counter	0	(106,008)	0	(106,008)
	$(118)	$(106,733)	$0	$(106,851)
Total Financial Derivative Instruments	$326	$(34,972)	$0	$(34,646)
Totals	$704,067	$1,577,624	$2,249	$2,283,940

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$500	$499
Total Loan Participations and Assignments (Cost $499)			499
CORPORATE BONDS & NOTES 14.5%
BANKING & FINANCE 11.0%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(c)(d)	EUR	600	762
Bank of America Corp. 3.004% due 12/20/2023 •		$5,830	5,938
Barclays Bank PLC 7.625% due 11/21/2022 (d)		1,800	1,967
Barclays PLC
2.750% due 11/08/2019		1,000	999
3.905% due 05/16/2024 ~		2,000	1,972
4.610% due 02/15/2023 •		1,500	1,555
4.972% due 05/16/2029 •		800	854
6.500% due 09/15/2019 •(c)(d)	EUR	1,200	1,381
7.250% due 03/15/2023 •(c)(d)	GBP	300	398
8.000% due 12/15/2020 •(c)(d)	EUR	600	739
Citigroup, Inc.
3.543% due 06/01/2024 ~		$2,000	2,012
3.625% (US0003M + 1.100%) due 05/17/2024 ~		300	303
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(c)(d)	EUR	400	504
6.875% due 03/19/2020 (d)		1,300	1,552
Credit Suisse AG 6.500% due 08/08/2023 (d)		$200	221
Deutsche Bank AG
0.180% due 12/07/2020 ~	EUR	1,200	1,349
3.751% due 02/27/2023 ~		$4,100	3,955
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	600	732
Ford Motor Credit Co. LLC
3.273% due 09/24/2020 ~		$1,400	1,399
3.365% (US0003M + 0.830%) due 08/12/2019 ~		3,400	3,401
5.139% due 01/07/2021 ~		500	509
General Motors Financial Co., Inc. 3.872% (US0003M + 1.270%) due 10/04/2019 ~		9,000	9,022
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		6,000	6,050
HSBC Holdings PLC
3.120% due 05/18/2021 ~		800	801
3.520% due 05/18/2024 ~		400	401
4.292% due 09/12/2026 •		700	745
4.750% due 07/04/2029 •(c)(d)	EUR	700	838
5.875% due 09/28/2026 •(c)(d)	GBP	600	802
JPMorgan Chase & Co.
3.482% due 07/23/2024 ~		$1,300	1,305
6.053% (US0003M + 3.470%) due 07/30/2019 ~(c)		1,400	1,399
Lloyds Banking Group PLC
4.050% due 08/16/2023		700	731
4.550% due 08/16/2028		600	648
7.500% due 09/27/2025 •(c)(d)		300	316
7.625% due 06/27/2023 •(c)(d)	GBP	1,400	1,940
Navient Corp. 8.000% due 03/25/2020		$200	207
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,900	2,892
3.247% (US0003M + 0.650%) due 07/13/2022 ~		5,000	4,977
Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~		1,100	1,098
4.519% due 06/25/2024 •		600	625
4.892% due 05/18/2029 •		1,400	1,495
5.076% due 01/27/2030 •		900	976
7.500% due 08/10/2020 •(c)(d)		700	719
8.000% due 08/10/2025 •(c)(d)		200	217
8.625% due 08/15/2021 •(c)(d)		800	864
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		1,200	1,275

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Santander UK PLC 2.875% due 06/18/2024		1,400	1,408
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (c)	EUR	1,160	1,618
UBS AG
5.125% due 05/15/2024 (d)		$2,100	2,232
7.625% due 08/17/2022 (d)		950	1,066
UniCredit SpA 7.830% due 12/04/2023		1,850	2,115
Wells Fargo & Co. 6.180% (US0003M + 3.770%) due 09/15/2019 ~(c)		900	906
			82,190
INDUSTRIALS 2.3%
Allergan Sales LLC
4.875% due 02/15/2021		1,209	1,245
5.000% due 12/15/2021		400	418
BAT Capital Corp. 2.764% due 08/15/2022		1,300	1,304
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,363
4.908% due 07/23/2025		2,200	2,389
CSN Resources S.A. 7.625% due 02/13/2023		700	741
McDonald's Corp. 3.012% due 10/28/2021 ~		900	901
Nakilat, Inc. 6.067% due 12/31/2033		1,500	1,756
Netflix, Inc. 3.875% due 11/15/2029	EUR	600	741
SASOL Financing USA LLC 5.875% due 03/27/2024		$200	217
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		3,960	3,954
			17,029
UTILITIES 1.2%
AT&T, Inc.
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,238
3.616% due 06/12/2024 ~		1,800	1,824
Petrobras Global Finance BV 5.299% due 01/27/2025		1,700	1,808
Verizon Communications, Inc. 3.618% due 05/15/2025 ~		900	912
			8,782
Total Corporate Bonds & Notes (Cost $105,375)			108,001
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		137	155
Total Municipal Bonds & Notes (Cost $134)			155
U.S. GOVERNMENT AGENCIES 28.6%
Fannie Mae UMBS
3.500% due 11/01/2025 - 06/01/2045		414	429
4.000% due 06/01/2047 - 06/01/2048		8,052	8,390
Fannie Mae UMBS, TBA
3.500% due 08/01/2049		78,200	79,908
4.000% due 08/01/2049		107,900	111,468
Freddie Mac 2.794% due 11/15/2043 •		281	281
Ginnie Mae 3.500% due 05/15/2042 - 04/15/2045		8,209	8,494
Ginnie Mae, TBA 5.000% due 07/01/2049		2,900	3,032
Total U.S. Government Agencies (Cost $211,681)			212,002
U.S. TREASURY OBLIGATIONS 63.0%
U.S. Treasury Bonds
3.000% due 08/15/2048		400	438
3.000% due 02/15/2049 (f)		10,400	11,408
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2021		7,977	7,905
0.125% due 01/15/2022		29,464	29,285
0.125% due 04/15/2022		28,051	27,836
0.125% due 07/15/2022		29,888	29,805
0.625% due 07/15/2021		6,575	6,617

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

1.000% due 02/15/2048	11,086	11,678
1.125% due 01/15/2021	4,438	4,474
U.S. Treasury Notes
1.375% due 09/30/2020 (f)(h)	36,500	36,266
1.375% due 10/31/2020 (h)(j)	5,600	5,564
1.375% due 09/30/2023 (f)	29,200	28,753
1.625% due 02/15/2026	900	886
1.750% due 12/31/2020 (f)(h)	30,900	30,859
1.750% due 09/30/2022 (h)(j)	8,100	8,104
1.750% due 05/15/2023 (h)(j)	2,100	2,101
2.000% due 11/30/2020 (h)(j)	5,500	5,512
2.000% due 11/30/2022 (f)	86,600	87,366
2.000% due 04/30/2024 (h)	600	606
2.125% due 08/31/2020 (h)	10,600	10,626
2.250% due 12/31/2023	6,000	6,128
2.625% due 12/31/2025	2,900	3,036
2.625% due 02/15/2029 (f)	84,600	89,175
2.750% due 11/15/2023 (h)(j)	900	938
2.750% due 02/28/2025 (j)	6,400	6,721
3.000% due 09/30/2025	7,300	7,795
3.000% due 10/31/2025	7,300	7,800
Total U.S. Treasury Obligations (Cost $458,582)		467,682
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Banc of America Mortgage Trust 5.168% due 05/25/2033 ~	60	63
BCAP LLC Trust
2.614% due 05/25/2047 •	178	166
5.250% due 04/26/2037	1,740	1,470
Bear Stearns Adjustable Rate Mortgage Trust
4.673% due 02/25/2034 ~	139	144
4.706% due 02/25/2036 ^~	11	10
4.944% due 08/25/2035 ^~	841	821
Bear Stearns ALT-A Trust
2.724% due 01/25/2047 ^•	11,189	8,757
2.884% due 02/25/2036 •	4,310	4,209
3.987% due 11/25/2036 ^~	801	672
4.331% due 01/25/2036 ~	1,510	1,515
Bear Stearns Mortgage Funding Trust 2.574% due 06/25/2047 •	1,327	1,280
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~	3,832	3,406
Citigroup Commercial Mortgage Trust 1.939% due 09/10/2045 ~(a)	5,001	227
Citigroup Mortgage Loan Trust 2.474% due 01/25/2037 •	2,129	1,981
Citigroup Mortgage Loan Trust, Inc. 5.500% due 07/25/2034	5,916	6,533
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2037 ^	3,596	3,495
Countrywide Alternative Loan Trust
2.578% due 12/20/2046 ^•	2,349	2,126
3.204% due 08/25/2035 •	3,005	2,054
6.000% due 08/25/2036 ^	3,046	2,716
6.000% due 03/25/2037 ^	1,049	652
Countrywide Home Loan Mortgage Pass-Through Trust 3.526% due 02/20/2036 ~	1,618	1,382
Countrywide Home Loan Reperforming REMIC Trust 6.500% due 03/25/2035 ^	213	218
GSR Mortgage Loan Trust
4.180% due 04/25/2036 ~	145	130
4.440% due 11/25/2035 ~	165	169
4.500% due 09/25/2035 ~	238	245
6.250% due 10/25/2036 ^	1,138	1,137
HarborView Mortgage Loan Trust
2.540% due 01/25/2047 •	734	723
2.590% due 09/19/2046 ^•	277	257
2.630% due 12/19/2036 ^•	42	40
JPMorgan Mortgage Trust 6.000% due 06/25/2037	3,177	2,441
Lehman XS Trust 2.564% due 03/25/2047 ^•	613	606
MASTR Alternative Loan Trust 6.500% due 12/25/2034	2,444	2,782
Merrill Lynch Alternative Note Asset Trust 2.604% due 03/25/2037 •	27,187	12,391
Prime Mortgage Trust 2.804% due 02/25/2034 •	339	322
Residential Accredit Loans, Inc. Trust
2.604% due 05/25/2047 •	504	491
6.000% due 05/25/2037 ^	5,336	4,967
Structured Adjustable Rate Mortgage Loan Trust 3.554% due 12/25/2037 ^•	6,380	5,701
Structured Asset Mortgage Investments Trust
2.604% due 10/25/2036 •	2,522	2,340

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

2.664% due 03/25/2037 •		384	281
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	2,350	2,996
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 09/25/2046 •		$679	696
3.904% due 08/25/2042 •		3	2
Washington Mutual Mortgage Pass-Through Certificates Trust
2.524% due 10/25/2036 ^•		8,388	4,066
3.941% due 02/25/2033 ~		169	166
Wells Fargo Alternative Loan Trust 6.250% due 07/25/2037 ^		3,515	3,396
Wells Fargo Mortgage-Backed Securities Trust 5.222% due 04/25/2036 ~		78	77
Total Non-Agency Mortgage-Backed Securities (Cost $92,853)			90,319
ASSET-BACKED SECURITIES 13.4%
ACE Securities Corp. Home Equity Loan Trust
3.379% due 05/25/2034 •		1,363	1,369
3.379% due 07/25/2035 •		500	506
4.279% due 05/25/2034 •		406	407
Ameriquest Mortgage Securities Trust 2.794% due 03/25/2036 •		361	362
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.319% due 01/25/2035 •		4,558	4,575
Asset-Backed Funding Certificates Trust 3.404% due 06/25/2037 •		55	48
Citigroup Mortgage Loan Trust
2.564% due 12/25/2036 •		823	560
4.603% due 10/25/2037 þ		848	879
Countrywide Asset-Backed Certificates
2.544% due 06/25/2035 •		2,312	2,118
2.544% due 08/25/2037 ^•		1,473	1,400
2.544% due 06/25/2047 ^•		644	581
2.554% due 01/25/2037 •		1,800	1,758
2.584% due 11/25/2047 ^•		2,543	2,121
2.604% due 06/25/2037 ^•		1,935	1,776
2.604% due 06/25/2047 ^•		1,860	1,660
2.644% due 03/25/2036 •		1,406	1,268
2.734% due 07/25/2036 •		433	411
Countrywide Asset-Backed Certificates Trust
2.534% due 04/25/2046 •		2,197	2,091
2.554% due 02/25/2037 •		97	97
2.564% due 03/25/2037 •		367	366
2.664% due 09/25/2046 •		5,600	5,366
First Franklin Mortgage Loan Trust 2.514% due 12/25/2037 •		14,546	12,659
GE-WMC Asset-Backed Pass-Through Certificates 2.654% due 12/25/2035 •		4,201	4,199
GSAMP Trust 4.054% due 10/25/2034 •		301	292
Home Equity Loan Trust 2.564% due 04/25/2037 •		1,385	1,383
JPMorgan Mortgage Acquisition Trust
2.494% due 07/25/2036 •		1,731	995
2.539% due 07/25/2036 •		2,982	2,399
2.664% due 06/25/2037 •		5,600	5,530
MASTR Asset-Backed Securities Trust 2.644% due 08/25/2036 •		3,621	1,946
Morgan Stanley ABS Capital, Inc. Trust
2.484% due 09/25/2036 •		151	84
2.534% due 10/25/2036 •		493	477
2.644% due 06/25/2036 •		3,272	2,186
2.654% due 03/25/2037 •		1,388	768
3.334% due 03/25/2035 •		498	502
NovaStar Mortgage Funding Trust 2.574% due 11/25/2036 •		8,402	3,735
Popular ABS Mortgage Pass-Through Trust 2.654% due 06/25/2047 ^•		2,009	1,983
Renaissance Home Equity Loan Trust 6.998% due 09/25/2037 ^		2,241	1,298
Residential Asset Mortgage Products Trust
2.624% due 12/25/2036 •		8,872	8,710
3.024% due 07/25/2034 •		8,414	6,773
Residential Asset Securities Corp. Trust 2.554% due 08/25/2036 •		737	668
Securitized Asset-Backed Receivables LLC Trust 2.654% due 05/25/2036 •		2,044	1,338
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	216	246
Soundview Home Loan Trust
2.514% due 02/25/2037 •		$508	193
2.554% due 06/25/2036 •		133	133
2.564% due 11/25/2036 •		352	349
Specialty Underwriting & Residential Finance Trust 3.379% due 12/25/2035 •		1,485	1,490

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
2.634% due 01/25/2037 •		4,166	3,000
2.744% due 02/25/2036 •		1,504	1,509
Structured Asset Securities Corp. Trust 2.864% due 09/25/2035 •		5,100	4,947
Total Asset-Backed Securities (Cost $87,978)			99,511
SOVEREIGN ISSUES 5.4%
Argentina Government International Bond
3.750% due 12/31/2038 þ		3,950	2,321
5.875% due 01/11/2028		1,800	1,374
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	6,611	134
63.705% due 06/21/2020 ~(a)		131,100	3,012
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (b)	BRL	13,883	4,663
6.000% due 05/15/2055 (b)		10,655	3,975
Export-Import Bank of Korea 4.000% due 01/29/2021		$2,900	2,976
Israel Government International Bond 4.125% due 01/17/2048		700	768
Japan Government International Bond 0.100% due 03/10/2028 (b)	JPY	1,959,264	18,981
Saudi Government International Bond
4.000% due 04/17/2025		$1,000	1,066
5.000% due 04/17/2049		550	604
Total Sovereign Issues (Cost $43,508)			39,874
SHORT-TERM INSTRUMENTS 0.2%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 3.092% due 10/26/2020 ~		900	903
REPURCHASE AGREEMENTS (e) 0.1%			1,016
Total Short-Term Instruments (Cost $1,916)			1,919
Total Investments in Securities (Cost $1,002,526)			1,019,962
		SHARES
INVESTMENTS IN AFFILIATES 19.4%
SHORT-TERM INSTRUMENTS 19.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%
PIMCO Short Asset Portfolio		12,869,131	127,997
PIMCO Short-Term Floating NAV Portfolio III		1,641,850	16,241
Total Short-Term Instruments (Cost $144,923)			144,238
Total Investments in Affiliates (Cost $144,923)			144,238
Total Investments 156.8% (Cost $1,147,449)			$1,164,200
Financial Derivative Instruments (g)(i) 0.4%(Cost or Premiums, net $616)			3,325
Other Assets and Liabilities, net (57.2)%			(425,017)
Net Assets 100.0%			$742,508

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,016	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,038)	$1,016	$1,016
Total Repurchase Agreements						$(1,038)	$1,016	$1,016

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.700%	06/17/2019	07/01/2019	$(13,166)	$(13,179)
CIB	2.600	05/30/2019	07/10/2019	(54,674)	(54,801)
	2.600	06/14/2019	07/17/2019	(13,987)	(14,004)
DEU	2.470	05/29/2019	07/10/2019	(11,115)	(11,140)
	2.490	05/29/2019	07/10/2019	(85,801)	(85,997)
	2.610	06/04/2019	07/05/2019	(1,706)	(1,710)
RCY	2.600	05/08/2019	07/08/2019	(6,400)	(6,425)
	2.600	06/21/2019	07/08/2019	(6,783)	(6,788)
SCX	2.590	06/13/2019	07/24/2019	(12,060)	(12,076)
SGY	2.540	06/13/2019	07/05/2019	(2,000)	(2,002)
Total Reverse Repurchase Agreements					$(208,122)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.590%	06/11/2019	07/09/2019	$(15,719)	$(15,742)
Total Sale-Buyback Transactions					$(15,742)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(4)
Sovereign Issues (0.8)%
Canadian Government Bond	2.750%	12/01/2048	CAD	6,500	(6,037)	(6,202)
U.S. Government Agencies (0.4)%
Fannie Mae UMBS, TBA	5.000%	07/01/2049		$2,900	$(3,060)	$(3,065)
Total Short Sales (1.2)%					$(9,097)	$(9,267)

(f)	Securities with an aggregate market value of $225,074 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(147,290) at a weighted average interest rate of 2.458%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(9) of deferred price drop.

(4)	Payable for short sales includes $14 of accrued interest.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$104.125	08/23/2019	771	$1,542	$7	$1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.750	08/23/2019	248	248	2	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	780	780	7	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	97	97	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	83	83	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	726	726	6	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	110.000	08/23/2019	428	428	3	0
Total Purchased Options					$27	$3
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	327	$70,364	$452	$0	$(13)
U.S. Treasury 10-Year Note September Futures	09/2019	239	30,585	334	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	145	25,747	1,175	0	(27)
				$1,961	$8	$(40)

SHORT FUTURES CONTRACTS
Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	804	$(197,874)	$(1,850)	$50	$0
90-Day Eurodollar March Futures	03/2020	1,242	(305,190)	(4,793)	62	0
U.S. Treasury 5-Year Note September Futures	09/2019	83	(9,807)	(32)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2019	680	(105,804)	(3,968)	85	0
				$(10,643)	$197	$0
Total Futures Contracts				$(8,682)	$205	$(40)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$21,600	$370	$97	$467	$10	$0

INTEREST RATE SWAPS

										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	74,900	$(9)	$(2,492)	$(2,501)	$0	$(35)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	7,000	(128)	948	820	62	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		$18,800	(87)	111	24	1	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		56,800	(328)	(363)	(691)	16	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		269,600	(9)	(3,481)	(3,490)	25	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		216,100	0	(1,294)	(1,294)	51	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		119,500	0	7,072	7,072	0	(92)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		51,100	(541)	2,616	2,075	0	(41)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		15,800	0	847	847	0	(12)

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		46,200	(2,572)	(144)	(2,716)	40	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		53,000	0	(2,083)	(2,083)	54	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		5,500	0	(351)	(351)	6	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		31,600	2,341	(2,697)	(356)	38	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		87,110	(827)	1,543	716	117	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,600	448	(710)	(262)	16	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		47,700	0	(4,409)	(4,409)	83	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		88,900	1,287	9,827	11,114	0	(295)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		43,900	252	(6,966)	(6,714)	233	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		17,700	0	(3,443)	(3,443)	114	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		1,500	0	(282)	(282)	10	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,930,000	(668)	29	(639)	0	(14)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	707	420	67	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		2,400	(3)	(244)	(247)	12	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,400	7	615	622	0	(17)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	11,400	(1)	(92)	(93)	27	0
Pay	UKRPI	3.593	Maturity	11/15/2028		2,200	0	20	20	5	0
Pay	UKRPI	3.595	Maturity	11/15/2028		7,400	90	(19)	71	18	0
Pay	UKRPI	3.603	Maturity	11/15/2028		1,800	0	20	20	4	0
							$(1,035)	$(4,715)	$(5,750)	$999	$(506)
Total Swap Agreements							$(665)	$(4,618)	$(5,283)	$1,009	$(506)

(h)	Securities with an aggregate market value of $6,216 and cash of $1,027 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $5 and liability of $(2) for closed swap agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	BRL	13,931		$3,635	$7	$0
	07/2019	COP	1,018,836		312	0	(5)
	07/2019	JPY	50,900		470	0	(3)
	07/2019		$3,612	BRL	13,931	16	0
	07/2019		389	DKK	2,570	2	0
	08/2019		385	EUR	342	5	0
	11/2019	TWD	49,853		$1,590	0	(30)
BPS	07/2019	BRL	1,505		390	0	(2)
	07/2019	NZD	1,896		1,245	0	(29)
	07/2019		$48	ARS	2,422	7	0
	07/2019		393	BRL	1,505	0	(1)
	07/2019		5,934	CAD	7,964	147	0
	07/2019		7,390	GBP	5,832	16	0
	07/2019		2,729	TWD	85,830	38	0
	08/2019	GBP	5,110		$6,491	0	(8)
	08/2019	RUB	7,696		118	0	(3)
	08/2019		$230	ARS	10,249	0	(1)
	09/2019	CNY	36,965		$5,336	0	(46)
BRC	07/2019	HUF	66,387		234	0	0
	07/2019	JPY	50,000		457	0	(7)
	08/2019	MXN	2,830		142	0	(4)
	09/2019	SGD	9,885		7,238	0	(76)
CBK	07/2019	AUD	795		553	0	(5)
	07/2019	CAD	1,515		1,123	0	(34)
	08/2019	EUR	4,650		5,234	0	(73)
	08/2019		$1,142	EUR	1,003	3	0
	09/2019		2,423	IDR	34,973,546	29	0
GLM	07/2019	COP	12,863,274		$4,037	40	0
	07/2019		$6,899	GBP	5,436	5	0
	10/2019	MXN	2,830		$146	1	0
	10/2019		$4,019	COP	12,863,274	0	(41)
	10/2019		145	MXN	2,830	0	0
HUS	07/2019	BRL	9,093		$2,373	5	0
	07/2019		$189	ARS	9,477	24	0
	07/2019		2,379	BRL	9,093	0	(11)
	08/2019	BRL	9,093		$2,372	11	0
	09/2019	KRW	825,882		702	0	(13)
	09/2019	THB	4,883		157	0	(3)

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019		$9,330	CNH	64,838	102	0
	09/2019		1,086	HKD	8,499	3	0
	09/2019		156	TWD	4,889	2	0
	10/2019	MXN	2,830		$145	0	0
	10/2019		$145	MXN	2,830	0	0
	11/2019	TWD	160,190		$5,117	0	(88)
	11/2019		$17,739	CNH	120,193	0	(266)
	01/2021	BRL	4,390		$677	0	(408)
IND	07/2019	RUB	15,172		234	0	(5)
	09/2019	MYR	4,876		1,170	0	(9)
JPM	07/2019	DKK	2,600		394	0	(2)
	07/2019	JPY	2,073,600		19,025	0	(208)
	07/2019		$214	HUF	58,982	0	(7)
	07/2019		3,612	RUB	232,411	58	0
	08/2019	EUR	3,827		$4,323	0	(44)
	09/2019		$1,190	IDR	17,269,248	21	0
	09/2019		5,057	TWD	159,265	104	0
	11/2019	CNH	70,062		$10,016	0	(169)
	11/2019	TWD	64,196		2,052	0	(34)
MSB	07/2019		85,830		2,725	0	(43)
	11/2019		$2,733	TWD	85,830	56	0
NGF	09/2019	CNH	27,790		$4,012	0	(31)
RBC	07/2019		$320	COP	1,018,836	0	(3)
	07/2019		3,599	ZAR	52,462	123	0
	09/2019	COP	1,018,836		$319	4	0
	09/2019	INR	32,856		468	0	(4)
RYL	09/2019	HKD	18,339		2,345	0	(4)
SCX	07/2019	BRL	21,520		5,339	0	(265)
	07/2019	GBP	11,268		14,262	0	(48)
	07/2019		$5,615	BRL	21,520	0	(11)
	11/2019	CNH	50,131		$7,161	0	(127)
SSB	07/2019	CAD	8,094		6,052	0	(129)
TOR	07/2019		$3,802	COP	12,863,274	195	0
UAG	07/2019	PLN	589		$157	0	(1)
	07/2019		$20,203	JPY	2,174,500	0	(34)
	07/2019		1,481	NZD	2,251	31	0
	08/2019	EUR	11,019		$12,469	0	(105)
	08/2019	JPY	2,174,500		20,250	33	0
	09/2019		$726	MYR	3,016	4	0
Total Forward Foreign Currency Contracts						$1,092	$(2,440)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	8,471	$70	$5

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	85,900	$687	$1,881
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	87,700	515	1,381
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	28,300	1,138	26
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	6,500	316	0
							$2,656	$3,288
Total Purchased Options							$2,726	$3,293

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	1,400	$(2)	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,500	(2)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	800	(1)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,500	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,900	(2)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,400	(1)	0
						$(9)	$(2)

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	3,714	$(24)	$(15)
	Call - OTC USD versus BRL		3.933	07/23/2019	3,714	(24)	(24)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	3,714	(27)	(40)
	Call - OTC USD versus ZAR		14.790	07/23/2019	3,714	(24)	(12)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	16,942	(73)	(5)
						$(172)	$(96)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	45,400	$(688)	$(1,872)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	46,300	(515)	(1,387)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	6,500	(200)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	6,500	(116)	0
							$(1,519)	$(3,259)
Total Written Options							$(1,700)	$(3,357)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	525	$96	$(54)	$42	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		230	42	(24)	18	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		500	95	(55)	40	0
								$233	$(133)	$100	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$900	$2	$(1)	$1	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	55,600	$(7)	$55	$48	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1,979,706	3.561% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/25/2019	$235,842	$0	$(603)	$0	$(603)
JPM	Receive	RALVEIET Index	3,555,235	3.471% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2019	407,430	0	4,728	4,728	0
MEI	Receive	RALVEIET Index	692,474	3.571% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/11/2019	82,495	0	(211)	0	(211)
								$0	$3,914	$4,728	$(814)
Total Swap Agreements								$228	$3,835	$4,877	$(814)

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

(j)	Securities with an aggregate market value of $970 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$499	$499
Corporate Bonds & Notes
Banking & Finance	0	82,190	0	82,190
Industrials	0	17,029	0	17,029
Utilities	0	8,782	0	8,782
Municipal Bonds & Notes
Illinois	0	155	0	155
U.S. Government Agencies	0	212,002	0	212,002
U.S. Treasury Obligations	0	467,682	0	467,682
Non-Agency Mortgage-Backed Securities	0	90,319	0	90,319
Asset-Backed Securities	0	99,511	0	99,511
Sovereign Issues	0	39,874	0	39,874
Short-Term Instruments
Certificates of Deposit	0	903	0	903
Repurchase Agreements	0	1,016	0	1,016
	$0	$1,019,463	$499	$1,019,962
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144,238	$0	$0	$144,238
Total Investments	$144,238	$1,019,463	$499	$1,164,200
Short Sales, at Value - Liabilities
Sovereign Issues	0	(6,202)	0	(6,202)
U.S. Government Agencies	0	(3,065)	0	(3,065)
	$0	$(9,267)	$0	$(9,267)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	205	1,012	0	1,217
Over the counter	0	9,262	0	9,262
	$205	$10,274	$0	$10,479
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(506)	0	(546)
Over the counter	0	(6,611)	0	(6,611)
	$(40)	$(7,117)	$0	$(7,157)
Total Financial Derivative Instruments	$165	$3,157	$0	$3,322
Totals	$144,403	$1,013,353	$499	$1,158,255

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.5% ¤
CORPORATE BONDS & NOTES 19.5%
BANKING & FINANCE 14.9%
Barclays Bank PLC 10.179% due 06/12/2021		$400	$453
Barclays PLC
3.200% due 08/10/2021		800	806
3.905% (US0003M + 1.380%) due 05/16/2024 ~		400	394
Citigroup, Inc. 3.543% (US0003M + 1.023%) due 06/01/2024 ~		500	503
Deutsche Bank AG 3.751% (US0003M + 1.230%) due 02/27/2023 ~		500	482
Discover Bank 4.650% due 09/13/2028		400	438
Ford Motor Credit Co. LLC 5.139% (US0003M + 2.550%) due 01/07/2021 ~		300	305
General Motors Financial Co., Inc. 3.872% (US0003M + 1.270%) due 10/04/2019 ~		700	702
Goldman Sachs Group, Inc.
3.688% (US0003M + 1.170%) due 11/15/2021 ~		300	303
3.752% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,308
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		200	200
4.098% (US0003M + 1.500%) due 01/05/2022 ~		300	307
4.292% due 09/12/2026 •		200	213
4.750% due 07/04/2029 •(c)(d)	EUR	200	239
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		$400	401
3.482% (US0003M + 0.890%) due 07/23/2024 ~		400	401
Lloyds Banking Group PLC 4.050% due 08/16/2023		200	209
Morgan Stanley 3.875% due 04/29/2024		600	636
Nationwide Building Society 4.363% due 08/01/2024 •		200	209
Nissan Motor Acceptance Corp. 3.247% (US0003M + 0.650%) due 07/13/2022 ~		300	299
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		300	319
UBS Group Funding Switzerland AG 3.468% (US0003M + 0.950%) due 08/15/2023 ~		400	401
WPC Eurobond BV 2.250% due 04/09/2026	EUR	500	607
			10,135
INDUSTRIALS 4.1%
BAT Capital Corp.
3.222% due 08/15/2024		$100	101
3.398% (US0003M + 0.880%) due 08/15/2022 ~		100	100
Charter Communications Operating LLC
4.229% (US0003M + 1.650%) due 02/01/2024 ~		600	603
4.908% due 07/23/2025		400	434
CSN Resources S.A. 7.625% due 02/13/2023		200	212
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		600	603
INEOS Finance PLC 2.125% due 11/15/2025	EUR	400	452
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		$300	300
			2,805
UTILITIES 0.5%
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		300	301
Total Corporate Bonds & Notes (Cost $12,990)			13,241
U.S. GOVERNMENT AGENCIES 29.7%
Fannie Mae 2.757% due 07/25/2037 •		11	10

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Fannie Mae UMBS 4.000% due 05/01/2047 - 06/01/2048		1,082	1,128
Fannie Mae UMBS, TBA
3.500% due 08/01/2049		4,600	4,700
4.000% due 08/01/2049		13,100	13,533
Freddie Mac 2.794% due 11/15/2043 •		281	281
Ginnie Mae, TBA 5.000% due 08/01/2049		500	523
Total U.S. Government Agencies (Cost $20,126)			20,175
U.S. TREASURY OBLIGATIONS 40.6%
U.S. Treasury Bonds
3.000% due 08/15/2048		100	109
3.000% due 02/15/2049		1,300	1,426
4.375% due 05/15/2040		1,100	1,464
4.625% due 02/15/2040		1,200	1,647
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2021 (g)		1,186	1,175
0.125% due 01/15/2022		3,499	3,478
0.125% due 04/15/2022		3,047	3,024
0.125% due 07/15/2022		2,222	2,216
0.625% due 07/15/2021		794	799
1.000% due 02/15/2048		829	873
1.125% due 01/15/2021		467	471
U.S. Treasury Notes
1.625% due 02/15/2026		100	99
2.250% due 02/15/2027		300	307
2.250% due 08/15/2027 (i)		2,600	2,662
2.625% due 12/31/2025		500	523
2.625% due 02/15/2029		4,400	4,638
3.000% due 09/30/2025		1,300	1,388
3.000% due 10/31/2025		1,200	1,282
Total U.S. Treasury Obligations (Cost $26,791)			27,581
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%
BCAP LLC Trust
2.614% due 05/25/2047 •		179	167
5.250% due 04/26/2037		464	392
Bear Stearns Adjustable Rate Mortgage Trust
4.673% due 02/25/2034 ~		139	145
5.021% due 01/25/2034 ~		60	59
Bear Stearns ALT-A Trust 4.110% due 11/25/2036 ~		323	300
Bear Stearns Mortgage Funding Trust
2.574% due 06/25/2047 •		75	72
2.584% due 10/25/2036 •		418	397
Citigroup Commercial Mortgage Trust 1.939% due 09/10/2045 ~(a)		625	28
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •		15	16
Countrywide Alternative Loan Trust
2.614% due 07/25/2046 •		415	404
2.624% due 08/25/2047 •		366	367
2.684% due 12/25/2035 •		24	24
2.904% due 12/25/2035 ^•		96	62
3.204% due 08/25/2035 •		629	430
6.000% due 01/25/2037 ^		442	372
6.250% due 08/01/2036		505	439
Countrywide Home Loan Mortgage Pass-Through Trust
3.526% due 02/20/2036 ~		380	325
3.895% due 10/20/2035 ~		142	128
4.280% due 11/25/2034 ~		14	14
4.667% due 02/20/2036 ^•		332	308
4.696% due 10/19/2032 ~		10	10
Countrywide Home Loan Reperforming REMIC Trust 6.500% due 03/25/2035 ^		53	54
Credit Suisse First Boston Mortgage Securities Corp. 3.054% due 11/25/2031 •		43	36
IndyMac Mortgage Loan Trust
3.833% due 05/25/2036 ^~		104	94
4.386% due 06/25/2035 ^~		165	158
JPMorgan Mortgage Trust 4.512% due 08/25/2036 ^~		20	18
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •		7	7
Merrill Lynch Mortgage Investors Trust 2.654% due 11/25/2035 •		1	1
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		437	370
Puma 2.085% due 10/18/2045 •	AUD	142	100
Structured Asset Mortgage Investments Trust 2.640% due 07/19/2035 •		$18	17

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•		21	20
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	300	382
WaMu Mortgage Pass-Through Certificates Trust 3.504% due 02/25/2046 •		$39	40
Washington Mutual Mortgage Pass-Through Certificates Trust 3.254% due 02/25/2047 ^•		755	689
Wells Fargo Mortgage-Backed Securities Trust 5.085% due 03/25/2035 ~		242	250
Total Non-Agency Mortgage-Backed Securities (Cost $6,599)			6,695
ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp. Home Equity Loan Trust 3.024% due 02/25/2036 ^•		413	395
Bear Stearns Asset-Backed Securities Trust
2.854% due 08/25/2036 •		236	233
3.799% due 01/25/2035 •		13	13
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •		265	208
2.564% due 12/25/2036 •		170	116
Countrywide Asset-Backed Certificates
2.534% due 12/25/2036 ^•		1,933	1,820
2.544% due 08/25/2037 ^•		406	386
2.654% due 06/25/2047 •		300	285
3.124% due 02/25/2036 •		9	9
GSAMP Trust
2.534% due 12/25/2046 •		560	367
2.544% due 06/25/2036 •		408	402
2.554% due 09/25/2036 •		1,331	643
4.054% due 10/25/2034 •		70	68
HSI Asset Securitization Corp. Trust 2.514% due 12/25/2036 •		1,532	620
JPMorgan Mortgage Acquisition Corp. 3.109% due 09/25/2035 •		239	237
Long Beach Mortgage Loan Trust 2.964% due 09/25/2034 •		312	314
MASTR Asset-Backed Securities Trust 2.644% due 08/25/2036 •		895	481
Morgan Stanley ABS Capital, Inc. Trust
2.484% due 09/25/2036 •		33	19
2.534% due 10/25/2036 •		114	110
Navient Private Education Loan Trust 3.094% due 09/16/2024 •		68	68
Option One Mortgage Loan Trust 2.624% due 01/25/2037 •		141	95
Popular ABS Mortgage Pass-Through Trust 2.654% due 06/25/2047 ^•		473	467
Residential Asset Securities Corp. Trust
2.554% due 08/25/2036 •		169	154
2.574% due 11/25/2036 •		582	510
2.844% due 12/25/2035 •		700	683
Securitized Asset-Backed Receivables LLC Trust 2.884% due 10/25/2035 •		700	631
Soundview Home Loan Trust 2.564% due 11/25/2036 •		76	76
Specialty Underwriting & Residential Finance Trust 3.379% due 12/25/2035 •		347	348
WaMu Asset-Backed Certificates WaMu Trust 2.554% due 01/25/2037 •		1,666	1,390
Total Asset-Backed Securities (Cost $10,855)			11,148
SOVEREIGN ISSUES 6.2%
Argentina Government International Bond
3.750% due 12/31/2038 þ		300	176
5.875% due 01/11/2028		100	76
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	482	10
63.705% (ARLLMONP) due 06/21/2020 ~(a)		9,930	228
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (b)	BRL	2,583	868
6.000% due 05/15/2055 (b)		1,937	723
Japan Government International Bond 0.100% due 03/10/2028 (b)	JPY	201,986	1,957
Saudi Government International Bond 4.000% due 04/17/2025		$200	213
Total Sovereign Issues (Cost $4,488)			4,251
SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		500	501

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	400	401
		902
REPURCHASE AGREEMENTS (e) 1.0%		710
Total Short-Term Instruments (Cost $1,610)		1,612
Total Investments in Securities (Cost $83,459)		84,703
	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	239,463	2,369
Total Short-Term Instruments (Cost $2,368)		2,369
Total Investments in Affiliates (Cost $2,368)		2,369
Total Investments 128.0% (Cost $85,827)		$87,072
Financial Derivative Instruments (f)(h) 7.5%(Cost or Premiums, net $598)		5,069
Other Assets and Liabilities, net (35.5)%		(24,137)
Net Assets 100.0%		$68,004

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$493	U.S. Treasury Notes 2.250% due 03/31/2021	$(507)	$493	$493
JPS	2.660	06/25/2019	07/02/2019	217	U.S. Treasury Notes 2.875% due 08/15/2028	(217)	217	217
Total Repurchase Agreements						$(724)	$710	$710

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
Sovereign Issues (1.0)%
Canadian Government Bond	2.750%	12/01/2048	CAD	700	$(650)	$(668)
U.S. Government Agencies (0.8)%
Fannie Mae UMBS, TBA	5.000%	07/01/2049		$500	(528)	(528)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	2.875%	08/15/2028		200	(207)	(217)
Total Short Sales (2.1)%					$(1,385)	$(1,413)

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(1,425) at a weighted average interest rate of 2.306%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.
(2)	Payable for short sales includes $4 of accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$104.000	08/23/2019	6	$12	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.000	08/23/2019	88	88	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.750	08/23/2019	134	134	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	202	202	1	1
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	65	65	1	0
Total Purchased Options					$4	$1

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	57	$12,265	$79	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2019	257	32,888	826	8	0
				$905	$8	$(2)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	67	$(16,490)	$(154)	$4	$0
90-Day Eurodollar March Futures	03/2020	114	(28,013)	(447)	6	0
U.S. Treasury 5-Year Note September Futures	09/2019	234	(27,649)	(345)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2019	65	(10,114)	(364)	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	6	(1,065)	(33)	1	0
				$(1,343)	$19	$0
Total Futures Contracts				$(438)	$27	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$6,100	$105	$27	$132	$3	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	13,800	$(2)	$(459)	$(461)	$0	$(6)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	700	(16)	98	82	6	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$400	(2)	(3)	(5)	0	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		36,400	(5)	(466)	(471)	3	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		19,800	0	(119)	(119)	5	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		46,900	0	2,776	2,776	0	(36)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		12,700	(17)	201	184	0	(5)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		3,200	(178)	(10)	(188)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		3,600	175	(128)	47	4	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		16,900	0	(664)	(664)	17	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		11,000	1	(700)	(699)	12	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		6,500	0	(415)	(415)	7	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		6,500	358	(430)	(72)	8	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		3,000	(3)	(54)	(57)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		4,900	(24)	64	40	7	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		800	45	(21)	24	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	35	(152)	(117)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		800	37	(59)	(22)	1	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		7,700	(8)	971	963	0	(26)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		4,400	29	(702)	(673)	23	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		400	40	(63)	(23)	2	0
Receive	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		300	0	(52)	(52)	2	0
Receive	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		300	0	(26)	(26)	2	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	200,000	(69)	3	(66)	0	(2)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	300	0	(31)	(31)	1	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		300	1	77	78	0	(2)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$300	0	2	2	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,200	0	(10)	(10)	3	0
Pay	UKRPI	3.593	Maturity	11/15/2028		600	0	6	6	1	0

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.603	Maturity	11/15/2028	500	0	5	5	1	0
						$397	$(361)	$36	$115	$(77)
Total Swap Agreements						$502	$(334)	$168	$118	$(77)

(g)	Securities with an aggregate market value of $285 and cash of $769 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	07/2019	EUR	433		$486	$0	$(7)
	07/2019	GBP	9		11	0	0
	07/2019		$14	ARS	697	2	0
	07/2019		639	CAD	858	16	0
	07/2019		436	GBP	344	1	0
	07/2019		222	TWD	6,982	3	0
	08/2019	GBP	344		$437	0	(1)
	08/2019	MXN	14,047		716	0	(11)
	08/2019		$123	ARS	5,475	0	(1)
	08/2019		716	MXN	14,047	10	0
	09/2019		555	CNY	3,846	5	0
BRC	08/2019	MXN	450		$23	0	(1)
CBK	07/2019	AUD	147		102	0	(1)
	07/2019	CAD	138		102	0	(3)
	07/2019	EUR	9		10	0	0
	07/2019	JPY	214,300		1,967	0	(21)
	07/2019		$2,165	EUR	1,905	1	0
	08/2019	EUR	1,905		$2,171	0	(1)
	09/2019		$270	IDR	3,901,890	4	0
GLM	07/2019	COP	1,119,128		$351	4	0
	07/2019	EUR	1,463		1,636	0	(28)
	07/2019		$654	GBP	515	0	0
	10/2019		350	COP	1,119,128	0	(4)
HUS	07/2019	BRL	2,925		$763	2	0
	07/2019		$18	ARS	919	2	0
	07/2019		765	BRL	2,925	0	(3)
	08/2019	BRL	2,925		$763	3	0
	09/2019	CNH	720		104	0	(1)
	11/2019	TWD	11,672		373	0	(6)
	11/2019		$4,901	CNH	33,204	0	(73)
	01/2021	BRL	1,010		$156	0	(94)
JPM	07/2019	GBP	18		23	0	0
	07/2019		$338	RUB	21,748	5	0
	09/2019		68	IDR	986,832	1	0
	09/2019		412	TWD	12,976	8	0
	11/2019	TWD	8,464		$270	0	(5)
MSB	07/2019	BRL	1,305		340	1	0
	07/2019	TWD	6,982		222	0	(3)
	07/2019		$338	BRL	1,305	2	0
	11/2019		222	TWD	6,982	5	0
NGF	09/2019	CNH	3,204		$463	0	(4)
	11/2019		19,356		2,766	0	(48)
RBC	07/2019		$341	ZAR	4,973	12	0
SCX	07/2019	BRL	4,230		$1,049	0	(52)
	07/2019	GBP	832		1,053	0	(4)
	07/2019		$1,104	BRL	4,230	0	(2)
	09/2019	SGD	928		$680	0	(7)
	11/2019	CNH	13,847		1,978	0	(35)
SSB	07/2019	CAD	871		651	0	(14)
TOR	07/2019		$331	COP	1,119,128	17	0
UAG	07/2019		1,991	JPY	214,300	0	(3)
	08/2019	JPY	214,300		$1,996	3	0
Total Forward Foreign Currency Contracts						$107	$(433)

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	1,055	$9	$1

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	10,700	$86	$234
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	11,000	64	173
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	2,550	102	2
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	800	39	0
							$291	$409
Total Purchased Options							$300	$410

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	100	$0	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	100	0	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	100	0	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	200	(1)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	200	0	0
						$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	346	$(2)	$(1)
	Call - OTC USD versus BRL		3.933	07/23/2019	346	(2)	(2)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	346	(3)	(4)
	Call - OTC USD versus ZAR		14.790	07/23/2019	346	(2)	(1)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	2,110	(9)	(1)
						$(18)	$(9)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	5,600	$(85)	$(231)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	5,800	(64)	(174)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	800	(25)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	800	(14)	0
							$(188)	$(405)
Total Written Options							$(207)	$(414)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$100	$0	$0	$0	$0

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	6,500	$(1)	$7	$6	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIUT Index	4,159	2.731% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	$720	$0	$(1)	$0	$(1)
CBK	Receive	RALVEIUT Index	87,824	2.630% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/06/2020	13,132	0	1,900	1,900	0
DUB	Receive	RALVEIUT Index	54,045	2.591% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/17/2019	9,356	0	(17)	0	(17)
MYI	Receive	RALVEIUT Index	247,066	2.639% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	38,891	0	3,444	3,444	0
								$0	$5,326	$5,344	$(18)
Total Swap Agreements								$(1)	$5,333	$5,350	$(18)

(i)	Securities with an aggregate market value of $119 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,135	$0	$10,135
Industrials	0	2,805	0	2,805
Utilities	0	301	0	301
U.S. Government Agencies	0	20,175	0	20,175
U.S. Treasury Obligations	0	27,581	0	27,581
Non-Agency Mortgage-Backed Securities	0	6,695	0	6,695
Asset-Backed Securities	0	11,148	0	11,148
Sovereign Issues	0	4,251	0	4,251
Short-Term Instruments
Certificates of Deposit	0	902	0	902
Repurchase Agreements	0	710	0	710
	$0	$84,703	$0	$84,703
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,369	$0	$0	$2,369

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Total Investments	$2,369	$84,703	$0	$87,072
Short Sales, at Value - Liabilities
Sovereign Issues	0	(668)	0	(668)
U.S. Government Agencies	0	(528)	0	(528)
U.S. Treasury Obligations	0	(217)	0	(217)
	$0	$(1,413)	$0	$(1,413)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	119	0	146
Over the counter	0	5,867	0	5,867
	$27	$5,986	$0	$6,013
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(77)	0	(79)
Over the counter	0	(865)	0	(865)
	$(2)	$(942)	$0	$(944)
Total Financial Derivative Instruments	$25	$5,044	$0	$5,069
Totals	$2,394	$88,334	$0	$90,728

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,358	$1,358
Total Loan Participations and Assignments (Cost $1,357)			1,358
CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 10.4%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		500	526
Barclays Bank PLC 10.179% due 06/12/2021		300	340
Barclays PLC
3.200% due 08/10/2021		2,100	2,116
3.905% (US0003M + 1.380%) due 05/16/2024 ~		1,400	1,380
4.610% due 02/15/2023 •		1,000	1,037
6.500% due 09/15/2019 •(c)(d)	EUR	800	921
7.125% due 06/15/2025 •(c)(d)	GBP	500	664
8.000% due 12/15/2020 •(c)(d)	EUR	200	246
8.000% due 06/15/2024 •(c)(d)		$500	525
Citigroup, Inc.
3.200% due 10/21/2026		600	613
3.543% (US0003M + 1.023%) due 06/01/2024 ~		1,400	1,408
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(c)(d)	EUR	400	474
6.875% due 03/19/2020 (d)		400	477
Credit Suisse Group AG 3.676% (US0003M + 1.240%) due 06/12/2024 ~		$2,700	2,709
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		600	622
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		1,900	1,833
4.250% due 10/14/2021		1,500	1,520
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	610
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$1,000	999
3.365% (US0003M + 0.830%) due 08/12/2019 •		600	600
5.139% (US0003M + 2.550%) due 01/07/2021 ~		2,300	2,342
General Motors Financial Co., Inc. 3.872% (US0003M + 1.270%) due 10/04/2019 ~		5,100	5,112
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,916
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		600	601
3.400% due 03/08/2021		800	812
3.520% (US0003M + 1.000%) due 05/18/2024 ~		200	201
4.098% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,329
5.875% due 09/28/2026 •(c)(d)	GBP	400	535
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		$1,300	1,303
3.482% (US0003M + 0.890%) due 07/23/2024 ~		1,000	1,004
6.053% (US0003M + 3.470%) due 07/30/2019 ~(c)		1,100	1,099
KKR Group Finance Co. LLC 1.625% due 05/22/2029	EUR	800	930
Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		$900	901
4.050% due 08/16/2023		500	522
4.550% due 08/16/2028		500	540
7.500% due 09/27/2025 •(c)(d)		200	210
Morgan Stanley 5.500% due 01/26/2020		3,500	3,560
Nationwide Building Society
3.766% due 03/08/2024 •		800	817
4.363% due 08/01/2024 •		700	731
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		700	699
4.519% due 06/25/2024 •		400	417
4.892% due 05/18/2029 •		400	427
7.500% due 08/10/2020 •(c)(d)		500	514
8.000% due 08/10/2025 •(c)(d)		100	108

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		700	744
Santander UK PLC 2.875% due 06/18/2024		900	905
SL Green Realty Corp. 4.500% due 12/01/2022		1,300	1,365
UBS AG 7.625% due 08/17/2022 (d)		1,900	2,132
UniCredit SpA 7.830% due 12/04/2023		950	1,086
Wells Fargo & Co. 2.625% due 07/22/2022		600	605
			53,087
INDUSTRIALS 1.8%
AbbVie, Inc. 2.900% due 11/06/2022		100	101
Allergan Sales LLC 4.875% due 02/15/2021		465	479
BAT Capital Corp.
2.764% due 08/15/2022		500	501
3.222% due 08/15/2024		300	303
3.398% (US0003M + 0.880%) due 08/15/2022 ~		600	602
Charter Communications Operating LLC 4.464% due 07/23/2022		600	630
Comcast Corp. 3.950% due 10/15/2025		1,479	1,596
CSN Resources S.A. 7.625% due 02/13/2023		400	423
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		800	801
Netflix, Inc. 3.875% due 11/15/2029	EUR	400	494
Sands China Ltd.
5.125% due 08/08/2025		$1,100	1,182
5.400% due 08/08/2028		700	762
SASOL Financing USA LLC 5.875% due 03/27/2024		200	217
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		980	978
			9,069
UTILITIES 1.3%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		2,100	2,111
3.547% (US0003M + 0.950%) due 07/15/2021 ~		2,400	2,422
3.616% (US0003M + 1.180%) due 06/12/2024 ~		1,400	1,419
Petrobras Global Finance BV 5.299% due 01/27/2025		212	225
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~		600	608
			6,785
Total Corporate Bonds & Notes (Cost $67,628)			68,941
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	238
7.750% due 01/01/2042		94	106
			344
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014 3.140% (US0001M + 0.700%) due 10/02/2028 ~		792	791
Total Municipal Bonds & Notes (Cost $1,083)			1,135
U.S. GOVERNMENT AGENCIES 30.6%
Fannie Mae 2.757% due 07/25/2037 •		522	513
Fannie Mae UMBS
3.500% due 04/01/2029		64	66
4.000% due 05/01/2047 - 06/01/2048		5,509	5,740
Fannie Mae UMBS, TBA
3.500% due 08/01/2049		45,400	46,391
4.000% due 08/01/2049		84,500	87,294
Freddie Mac 2.794% due 11/15/2043 •		12,495	12,502

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Ginnie Mae 3.500% due 02/15/2045 - 06/15/2045	1,741	1,801
Ginnie Mae, TBA 5.000% due 08/01/2049	1,800	1,881
Total U.S. Government Agencies (Cost $155,972)		156,188
U.S. TREASURY OBLIGATIONS 41.5%
U.S. Treasury Bonds
2.750% due 08/15/2047	900	938
3.000% due 08/15/2048	300	329
3.000% due 02/15/2049 (f)	5,700	6,252
4.375% due 05/15/2040	7,700	10,248
4.625% due 02/15/2040	5,600	7,684
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2021	4,420	4,379
0.125% due 01/15/2022 (h)	15,240	15,147
0.125% due 04/15/2022	15,444	15,326
0.125% due 07/15/2022 (h)	25,777	25,706
0.125% due 01/15/2023 (h)	1,550	1,541
0.375% due 01/15/2027	42	43
0.625% due 07/15/2021	3,854	3,879
1.000% due 02/15/2048	6,942	7,312
1.125% due 01/15/2021	2,686	2,708
U.S. Treasury Notes
1.375% due 10/31/2020	2,000	1,987
1.375% due 09/30/2023	5,800	5,711
1.500% due 08/15/2026 (j)	3,100	3,019
1.625% due 02/15/2026	1,000	985
1.875% due 09/30/2022 (h)(j)	7,500	7,536
2.000% due 04/30/2024 (j)	100	101
2.250% due 08/15/2027	900	921
2.500% due 05/15/2024 (j)	500	517
2.625% due 12/31/2025	3,100	3,245
2.625% due 02/15/2029 (f)	66,370	69,960
3.000% due 09/30/2025	7,700	8,223
3.000% due 10/31/2025	7,700	8,227
Total U.S. Treasury Obligations (Cost $205,343)		211,924
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Assets Trust 2.594% due 10/25/2046 •	263	186
BCAP LLC Trust
2.614% due 05/25/2047 •	178	166
5.250% due 04/26/2037	1,392	1,176
Bear Stearns Adjustable Rate Mortgage Trust 4.673% due 02/25/2034 ~	139	145
Bear Stearns ALT-A Trust 4.331% due 01/25/2036 ~	233	234
Bear Stearns Mortgage Funding Trust
2.574% due 06/25/2047 •	576	555
2.584% due 10/25/2036 •	2,987	2,842
Citigroup Commercial Mortgage Trust 1.939% due 09/10/2045 ~(a)	13,752	623
Citigroup Mortgage Loan Trust 4.820% due 10/25/2035 •	33	34
Countrywide Alternative Loan Trust
3.204% due 08/25/2035 •	1,384	946
4.554% due 10/20/2035 •	1,183	1,036
Countrywide Home Loan Mortgage Pass-Through Trust 3.526% due 02/20/2036 ~	911	779
Downey Savings & Loan Association Mortgage Loan Trust 4.498% due 07/19/2044 ~	24	25
HarborView Mortgage Loan Trust
2.540% due 01/25/2047 •	395	389
4.697% due 07/19/2035 ^~	245	225
HomeBanc Mortgage Trust 2.674% due 10/25/2035 •	147	149
IndyMac Mortgage Loan Trust 2.884% due 04/25/2035 •	1,096	1,070
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •	69	68
Merrill Lynch Alternative Note Asset Trust
2.514% due 03/25/2037 •	15,345	6,418
2.604% due 03/25/2037 •	14,021	6,390
Merrill Lynch Mortgage Investors Trust 4.344% due 04/25/2035 ~	386	377
Merrill Lynch Mortgage-Backed Securities Trust 4.306% due 04/25/2037 ^~	233	235
Prime Mortgage Trust 2.804% due 02/25/2034 •	26	24
RBSSP Resecuritization Trust 2.910% due 06/27/2036 •	1,237	1,180
Residential Asset Securitization Trust 5.500% due 08/25/2034	445	463

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust 4.489% due 04/25/2035 ~		54	52
Structured Asset Mortgage Investments Trust 2.614% due 04/25/2036 •		79	78
Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•		2,279	2,127
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	1,400	1,785
WaMu Mortgage Pass-Through Certificates Trust
2.714% due 01/25/2045 •		$98	97
3.254% due 06/25/2047 •		2,028	1,948
Washington Mutual Mortgage Pass-Through Certificates Trust 3.941% due 02/25/2033 ~		1	1
Wells Fargo Mortgage-Backed Securities Trust
5.222% due 04/25/2036 ~		181	180
5.750% due 05/25/2036 ^		362	357
Total Non-Agency Mortgage-Backed Securities (Cost $36,010)			32,360
ASSET-BACKED SECURITIES 17.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.784% due 02/25/2036 •		1,501	1,228
Bear Stearns Asset-Backed Securities Trust 2.514% due 02/25/2037 •		397	437
Citigroup Mortgage Loan Trust
2.564% due 12/25/2036 •		1,656	1,245
2.804% due 11/25/2046 •		1,140	1,124
Citigroup Mortgage Loan Trust, Inc. 2.664% due 03/25/2037 •		545	505
Countrywide Asset-Backed Certificates
2.544% due 05/25/2035 •		707	686
2.544% due 06/25/2035 •		2,290	2,097
2.544% due 06/25/2037 •		3,143	2,980
2.544% due 08/25/2037 ^•		813	772
2.544% due 06/25/2047 ^•		322	290
2.604% due 06/25/2047 ^•		1,085	968
2.634% due 05/25/2037 •		6,000	5,752
2.894% due 02/25/2036 •		6,000	6,007
Countrywide Asset-Backed Certificates Trust 3.204% due 08/25/2047 •		700	700
Countrywide Asset-Backed Certificates, Inc. 4.204% due 12/25/2033 •		80	80
First Franklin Mortgage Loan Trust 2.884% due 12/25/2035 •		202	203
GSAMP Trust 4.054% due 10/25/2034 •		157	153
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		2,547	2,548
JPMorgan Mortgage Acquisition Trust 2.664% due 06/25/2037 •		3,200	3,160
Long Beach Mortgage Loan Trust
2.554% due 05/25/2036 •		1,972	1,318
2.564% due 08/25/2036 •		2,116	1,112
MASTR Asset-Backed Securities Trust
2.644% due 08/25/2036 •		2,149	1,155
3.094% due 06/25/2035 •		363	365
Morgan Stanley ABS Capital, Inc. Trust
2.484% due 09/25/2036 •		81	45
2.534% due 10/25/2036 •		285	275
2.634% due 09/25/2036 •		5,338	3,049
4.204% due 03/25/2034 •		398	365
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		4,245	4,246
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.554% due 07/25/2036 •		525	517
NovaStar Mortgage Funding Trust 2.574% due 11/25/2036 •		4,089	1,818
OHA Credit Partners Ltd. 3.771% due 10/20/2025		1,299	1,300
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.394% due 09/25/2034 •		493	495
Popular ABS Mortgage Pass-Through Trust 2.654% due 06/25/2047 ^•		1,087	1,073
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		5,976	3,227
Residential Asset Mortgage Products Trust
2.624% due 12/25/2035 •		1,960	1,811
2.744% due 03/25/2036 •		2,500	2,425
3.304% due 08/25/2034 •		608	611
Residential Asset Securities Corp. Trust
2.554% due 08/25/2036 •		381	346
2.644% due 11/25/2036 •		8,208	6,326
2.804% due 02/25/2036 •		1,000	966
2.824% due 10/25/2035 •		291	292
Securitized Asset-Backed Receivables LLC Trust
2.494% due 07/25/2036 •		4,036	2,070

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

2.654% due 05/25/2036 •		1,363	892
2.674% due 03/25/2036 •		391	368
3.364% due 01/25/2036 ^•		3,224	2,573
Seneca Park CLO Ltd. 3.708% due 07/17/2026 •		1,510	1,512
Soundview Home Loan Trust
2.514% due 02/25/2037 •		288	109
2.564% due 11/25/2036 •		184	182
Specialty Underwriting & Residential Finance Trust
3.379% due 08/25/2034 •		598	590
3.379% due 12/25/2035 •		792	794
Structured Asset Investment Loan Trust 2.534% due 07/25/2036 •		2,603	2,053
Structured Asset Securities Corp. Mortgage Loan Trust 2.634% due 05/25/2047 •		2,921	2,819
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		2,957	2,959
Symphony CLO Ltd. 3.627% due 10/15/2025 •		3,993	3,995
Telos CLO Ltd. 3.858% due 01/17/2027 •		2,964	2,965
WaMu Asset-Backed Certificates WaMu Trust 2.554% due 01/25/2037 •		1,071	894
Total Asset-Backed Securities (Cost $82,682)			88,847
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
3.750% due 12/31/2038 þ		2,500	1,469
5.875% due 01/11/2028		1,200	916
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,932	39
63.705% (ARLLMONP) due 06/21/2020 ~(a)		37,104	853
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (b)	BRL	9,040	3,036
6.000% due 05/15/2055 (b)		9,040	3,373
Israel Government International Bond 4.125% due 01/17/2048		$300	329
Japan Government International Bond 0.100% due 03/10/2028 (b)	JPY	1,060,427	10,273
Kommunalbanken A/S 4.500% due 07/18/2022	AUD	500	384
Saudi Government International Bond
4.000% due 04/17/2025		$600	640
5.000% due 04/17/2049		350	384
Total Sovereign Issues (Cost $22,814)			21,696
SHORT-TERM INSTRUMENTS 0.2%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~		600	602
REPURCHASE AGREEMENTS (e) 0.1%			585
Total Short-Term Instruments (Cost $1,185)			1,187
Total Investments in Securities (Cost $574,074)			583,636
		SHARES
INVESTMENTS IN AFFILIATES 16.6%
SHORT-TERM INSTRUMENTS 16.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.6%
PIMCO Short Asset Portfolio		4,781,096	47,553
PIMCO Short-Term Floating NAV Portfolio III		3,784,781	37,439
Total Short-Term Instruments (Cost $85,292)			84,992
Total Investments in Affiliates (Cost $85,292)			84,992
Total Investments 130.9% (Cost $659,366)			$668,628
Financial Derivative Instruments (g)(i) 2.8%(Cost or Premiums, net $2,475)			14,464
Other Assets and Liabilities, net (33.7)%			(172,421)
Net Assets 100.0%			$510,671

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$585	U.S. Treasury Notes 2.250% due 03/31/2021	$(598)	$585	$585
Total Repurchase Agreements						$(598)	$585	$585

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.600%	06/10/2019	07/10/2019	$(9,600)	$(9,615)
DEU	2.490	05/29/2019	07/10/2019	(3,631)	(3,639)
JPS	2.450	06/10/2019	07/10/2019	(6,256)	(6,265)
RCY	2.610	06/05/2019	08/02/2019	(2,200)	(2,204)
Total Reverse Repurchase Agreements					$(21,723)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Sovereign Issues (0.7)%
Canadian Government Bond	2.750%	12/01/2048	CAD	3,850	$(3,576)	$(3,673)
U.S. Government Agencies (0.4)%
Fannie Mae UMBS, TBA	5.000%	07/01/2049		$1,800	(1,899)	(1,903)
Total Short Sales (1.1)%					$(5,475)	$(5,576)

(f)	Securities with an aggregate market value of $21,747 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(39,282) at a weighted average interest rate of 2.356%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $8 of accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$104.000	08/23/2019	216	$432	$2	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	335	670	3	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	107.500	08/23/2019	86	86	1	0

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	493	493	4	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	11	11	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	374	374	3	0
Total Purchased Options					$13	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	650	$139,867	$897	$0	$(26)
U.S. Treasury 5-Year Note September Futures	09/2019	163	19,259	323	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	302	38,647	833	10	0
				$2,053	$10	$(26)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	494	$(121,580)	$(1,099)	$31	$0
90-Day Eurodollar March Futures	03/2020	853	(209,603)	(3,304)	43	0
U.S. Treasury 30-Year Bond September Futures	09/2019	314	(48,856)	(1,767)	39	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	35	(6,215)	(97)	6	0
				$(6,267)	$119	$0
Total Futures Contracts				$(4,214)	$129	$(26)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$108,600	$1,877	$468	$2,345	$51	$0

INTEREST RATE SWAPS

										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	56,700	$(7)	$(1,886)	$(1,893)	$0	$(26)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	4,000	(70)	538	468	35	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$11,800	(7)	(137)	(144)	3	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		155,300	46	(2,057)	(2,011)	14	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		145,100	0	(869)	(869)	34	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		21,800	0	1,290	1,290	0	(17)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		27,400	(290)	1,403	1,113	0	(22)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		113,600	(894)	2,536	1,642	0	(41)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		29,700	(1,654)	(92)	(1,746)	25	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		40,200	0	(1,580)	(1,580)	41	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,800	1	(1,004)	(1,003)	17	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		7,900	0	(504)	(504)	9	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		21,900	1,249	(1,486)	(237)	26	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		71,500	(9)	(1,353)	(1,362)	35	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		21,000	266	(85)	181	28	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,000	37	(83)	(46)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		20,500	957	(1,517)	(560)	34	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		18,500	71	(1,781)	(1,710)	32	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		50,700	809	5,529	6,338	0	(168)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		30,000	(268)	(4,320)	(4,588)	160	0
Receive	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		7,500	0	(1,442)	(1,442)	48	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,070,000	(370)	16	(354)	0	(8)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,150	(2)	(116)	(118)	6	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,150	3	295	298	0	(8)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$100	0	1	1	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	7,800	(1)	(62)	(63)	19	0
Pay	UKRPI	3.593	Maturity	11/15/2028		1,400	0	13	13	3	0
Pay	UKRPI	3.595	Maturity	11/15/2028		4,400	52	(10)	42	11	0

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.603	Maturity	11/15/2028	1,100	0	12	12	3	0
						$(81)	$(8,751)	$(8,832)	$584	$(290)
Total Swap Agreements						$1,796	$(8,283)	$(6,487)	$635	$(290)

(h)	Securities with an aggregate market value of $6,421 and cash of $1,334 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	2,086		$2,331	$0	$(41)
BPS	07/2019	AUD	431		300	0	(3)
	07/2019	EUR	3,281		3,680	0	(51)
	07/2019	GBP	471		597	0	(1)
	07/2019	JPY	36,000		332	0	(2)
	07/2019		$40	ARS	2,005	6	0
	07/2019		3,477	CAD	4,666	86	0
	07/2019		3,946	GBP	3,111	5	0
	07/2019		1,531	TWD	48,152	21	0
	08/2019	GBP	3,111		$3,952	0	(5)
	08/2019		$1,890	ARS	84,365	0	(13)
	09/2019	CNY	1,261		$182	0	(2)
BRC	10/2019		$1	MXN	17	0	0
CBK	07/2019	AUD	525		$365	0	(3)
	07/2019	BRL	3,359		876	2	0
	07/2019	JPY	1,228,229		11,274	0	(118)
	07/2019		$871	BRL	3,359	4	0
	07/2019		11,206	EUR	9,860	6	0
	07/2019		587	GBP	463	1	0
	07/2019		920	JPY	99,500	3	0
	08/2019	EUR	9,860		$11,234	0	(6)
	09/2019		$2,334	COP	7,877,457	105	0
	09/2019		1,667	IDR	24,070,940	20	0
GLM	07/2019	EUR	4,493		$5,079	0	(30)
	07/2019		$2,205	CAD	2,932	34	0
	07/2019		3,664	GBP	2,887	2	0
	08/2019		1	MXN	17	0	0
	10/2019	MXN	17		$1	0	0
HUS	07/2019	BRL	9,140		2,385	5	0
	07/2019	CAD	3,864		2,866	0	(84)
	07/2019		$73	ARS	3,640	9	0
	07/2019		2,391	BRL	9,140	0	(11)
	08/2019	BRL	9,140		$2,384	11	0
	09/2019		$2,341	CNH	16,268	26	0
	09/2019		363	HKD	2,841	1	0
	11/2019	TWD	80,063		$2,557	0	(44)
	11/2019		$11,342	CNH	76,850	0	(170)
	01/2021	BRL	2,330		$359	0	(217)
JPM	07/2019	JPY	29,300		270	0	(2)
	07/2019		$2,486	RUB	159,960	40	0
	09/2019		819	IDR	11,885,756	14	0
	09/2019		2,839	TWD	89,411	58	0
	11/2019	TWD	58,058		$1,853	0	(33)
MSB	07/2019	BRL	6,235		1,627	3	0
	07/2019	TWD	48,152		1,529	0	(24)
	07/2019		$1,615	BRL	6,235	9	0
	11/2019		1,533	TWD	48,152	31	0
NGF	09/2019	CNH	15,150		$2,187	0	(17)
	11/2019		44,808		6,403	0	(111)
RBC	07/2019		$2,507	ZAR	36,540	86	0
RYL	07/2019	DKK	1,915		$291	0	(1)
	09/2019	HKD	3,158		404	0	(1)
SCX	07/2019	BRL	18,734		4,648	0	(231)
	07/2019	GBP	5,527		6,996	0	(23)
	07/2019		$4,888	BRL	18,734	0	(10)
	09/2019	SGD	6,779		$4,964	0	(52)

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

	11/2019	CNH	32,042		4,577	0	(81)
SSB	07/2019	CAD	4,793		3,584	0	(76)
UAG	07/2019		$290	DKK	1,925	3	0
	07/2019		11,094	JPY	1,194,029	0	(19)
	08/2019	JPY	1,194,029		$11,120	18	0
Total Forward Foreign Currency Contracts						$609	$(1,482)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	4,602	$38	$3

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	47,100	$377	$1,031
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	48,100	282	758
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	15,500	623	14
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	3,700	180	0
							$1,462	$1,803
Total Purchased Options							$1,500	$1,806

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	900	$(1)	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	900	(1)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	400	(1)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	800	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,200	(1)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	900	(1)	0
						$(6)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	2,570	$(16)	$(10)
	Call - OTC USD versus BRL		3.933	07/23/2019	2,570	(16)	(17)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	2,570	(19)	(28)
	Call - OTC USD versus ZAR		14.790	07/23/2019	2,570	(17)	(8)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	9,204	(40)	(3)
						$(108)	$(66)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	24,800	$(376)	$(1,022)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	25,400	(282)	(761)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	3,700	(114)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	3,700	(66)	0
							$(838)	$(1,783)
Total Written Options							$(952)	$(1,850)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	285	$52	$(30)	$22	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		60	11	(6)	5	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		300	57	(33)	24	0
								$120	$(69)	$51	$0

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$500	$1	$0	$1	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$33	$30	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	RALVEIIT Index	1,450,779	3.129% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2020	$190,284	$0	$7,578	$7,578	$0
MEI	Receive	RALVEIIT Index	861,428	2.960% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/18/2020	117,464	0	2,020	2,020	0
	Receive	RALVEIIT Index	87,699	2.824% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/25/2020	12,193	0	(23)	0	(23)
SOG	Receive	RALVEIIT Index	338,164	3.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	46,112	0	792	792	0
	Receive	RALVEIIT Index	920,745	3.069% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	121,765	0	4,482	4,482	0
								$0	$14,849	$14,872	$(23)
Total Swap Agreements								$118	$14,813	$14,954	$(23)

(j)	Securities with an aggregate market value of $1,158 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,358	$0	$1,358
Corporate Bonds & Notes
Banking & Finance	0	53,087	0	53,087
Industrials	0	9,069	0	9,069
Utilities	0	6,785	0	6,785
Municipal Bonds & Notes
Illinois	0	344	0	344
Rhode Island	0	791	0	791
U.S. Government Agencies	0	156,188	0	156,188
U.S. Treasury Obligations	0	211,924	0	211,924
Non-Agency Mortgage-Backed Securities	0	32,360	0	32,360
Asset-Backed Securities	0	88,847	0	88,847
Sovereign Issues	0	21,696	0	21,696
Short-Term Instruments
Certificates of Deposit	0	602	0	602
Repurchase Agreements	0	585	0	585
	$0	$583,636	$0	$583,636
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,992	$0	$0	$84,992
Total Investments	$84,992	$583,636	$0	$668,628
Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,673)	0	(3,673)
U.S. Government Agencies	0	(1,903)	0	(1,903)
	$0	$(5,576)	$0	$(5,576)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	129	636	0	765
Over the counter	0	17,369	0	17,369
	$129	$18,005	$0	$18,134
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(290)	0	(316)
Over the counter	0	(3,355)	0	(3,355)
	$(26)	$(3,645)	$0	$(3,671)
Total Financial Derivative Instruments	$103	$14,360	$0	$14,463
Totals	$85,095	$592,420	$0	$677,515

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.8% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$2,100	$2,097
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		4,100	4,096
Total Loan Participations and Assignments (Cost $6,187)			6,193

CORPORATE BONDS & NOTES 12.8%

BANKING & FINANCE 8.1%

AerCap Ireland Capital DAC 4.125% due 07/03/2023		2,700	2,809
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		2,000	2,104
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(f)(g)	EUR	2,600	3,065
6.750% due 02/18/2020 •(f)(g)		200	234
8.875% due 04/14/2021 •(f)(g)		2,400	3,046
Banco del Estado de Chile 4.125% due 10/07/2020		$7,600	7,760
Banco Santander S.A.
5.250% due 09/29/2023 •(f)	EUR	200	232
6.250% due 09/11/2021 •(f)(g)		2,400	2,876
Bank of Ireland 7.375% due 06/18/2020 •(f)(g)		1,300	1,563
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$2,900	3,169
10.179% due 06/12/2021		9,400	10,640
Barclays PLC
2.750% due 11/08/2019		3,600	3,597
3.905% (US0003M + 1.380%) due 05/16/2024 ~		6,400	6,310
4.610% due 02/15/2023 •		5,000	5,184
4.972% due 05/16/2029 •		2,200	2,347
6.500% due 09/15/2019 •(f)(g)	EUR	1,500	1,727
7.000% due 09/15/2019 •(f)(g)	GBP	400	513
8.000% due 12/15/2020 •(f)(g)	EUR	2,800	3,451
Citigroup, Inc. 3.543% (US0003M + 1.023%) due 06/01/2024 ~		$5,900	5,936
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	2,100	2,489
6.625% due 06/29/2021 •(f)(g)		3,600	4,540
6.875% due 03/19/2020 (g)		4,300	5,132
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		$500	522
Danske Bank A/S 3.496% (US0003M + 1.060%) due 09/12/2023 ~		2,300	2,236
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,300	2,586
0.327% (EUR003M + 0.650%) due 09/10/2021 ~		800	890
3.751% (US0003M + 1.230%) due 02/27/2023 ~		$7,600	7,332
4.250% due 10/14/2021		6,200	6,284
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	1,600	1,763
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,900	2,319
Ford Motor Credit Co. LLC
0.100% due 12/07/2022 •		3,200	3,497
3.157% due 08/04/2020		$8,100	8,131
3.273% (US0003M + 0.930%) due 09/24/2020 ~		4,300	4,297
3.365% (US0003M + 0.830%) due 08/12/2019 •		10,400	10,403
3.592% (US0003M + 1.000%) due 01/09/2020 ~		2,300	2,305
3.656% (US0003M + 1.080%) due 08/03/2022 ~		1,100	1,077
3.753% (US0003M + 1.235%) due 02/15/2023 ~		200	194
5.139% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,425
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,823
GSPA Monetization Trust 6.422% due 10/09/2029		1,034	1,212
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,202
3.400% due 03/08/2021		1,000	1,015
3.520% (US0003M + 1.000%) due 05/18/2024 ~		1,000	1,003

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

4.292% due 09/12/2026 •		2,400	2,553
4.750% due 07/04/2029 •(f)(g)	EUR	3,400	4,069
5.875% due 09/28/2026 •(f)(g)	GBP	1,900	2,539
6.000% due 09/29/2023 •(f)(g)	EUR	200	263
6.500% due 03/23/2028 •(f)(g)		$1,400	1,469
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		5,400	5,412
3.482% (US0003M + 0.890%) due 07/23/2024 ~		4,900	4,918
3.797% due 07/23/2024 •		1,900	1,994
6.053% (US0003M + 3.470%) due 07/30/2019 ~(f)		3,000	2,998
Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		3,300	3,302
4.050% due 08/16/2023		1,600	1,671
4.550% due 08/16/2028		1,600	1,727
7.500% due 09/27/2025 •(f)(g)		1,200	1,263
7.625% due 06/27/2023 •(f)(g)	GBP	332	460
Nationwide Building Society 4.363% due 08/01/2024 •		$2,800	2,923
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,200	1,197
3.247% (US0003M + 0.650%) due 07/13/2022 ~		2,200	2,190
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,096
4.519% due 06/25/2024 •		1,800	1,875
4.892% due 05/18/2029 •		4,800	5,127
7.500% due 08/10/2020 •(f)(g)		4,200	4,316
8.625% due 08/15/2021 •(f)(g)		1,600	1,728
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,800	4,038
Santander UK PLC 2.875% due 06/18/2024		6,300	6,335
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	550	767
UBS AG 5.125% due 05/15/2024 (g)		$7,963	8,462
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		600	604
3.468% (US0003M + 0.950%) due 08/15/2023 ~		2,000	2,005
4.125% due 09/24/2025		700	747
UniCredit SpA
6.572% due 01/14/2022		5,300	5,635
7.830% due 12/04/2023		7,800	8,916
Wells Fargo & Co.
3.000% due 02/19/2025		900	915
6.180% (US0003M + 3.770%) due 09/15/2019 ~(f)		3,200	3,221
WP Carey, Inc. 4.000% due 02/01/2025		5,200	5,373
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,500	6,678
			253,026
INDUSTRIALS 3.6%

AbbVie, Inc.
2.900% due 11/06/2022		$3,600	3,625
3.375% due 11/14/2021		2,900	2,949
Allergan Funding SCS 3.450% due 03/15/2022		1,500	1,532
Allergan Sales LLC 4.875% due 02/15/2021		419	432
Andeavor Logistics LP 5.500% due 10/15/2019		6,600	6,631
AutoNation, Inc. 3.350% due 01/15/2021		300	303
BAT Capital Corp.
2.764% due 08/15/2022		1,600	1,605
3.222% due 08/15/2024		500	504
3.398% (US0003M + 0.880%) due 08/15/2022 ~		1,100	1,103
BAT International Finance PLC 3.250% due 06/07/2022		100	102
Braskem Finance Ltd. 5.750% due 04/15/2021		600	628
Campbell Soup Co.
3.040% (US0003M + 0.630%) due 03/15/2021 ~		400	399
3.650% due 03/15/2023		4,000	4,119
Charter Communications Operating LLC
3.579% due 07/23/2020		3,200	3,229
4.229% (US0003M + 1.650%) due 02/01/2024 ~		6,500	6,531
4.464% due 07/23/2022		8,100	8,512
4.908% due 07/23/2025		1,500	1,629
CSN Resources S.A. 7.625% due 02/13/2023		2,600	2,753
Daimler Finance North America LLC 3.400% due 02/22/2022		7,300	7,448
Danone S.A. 2.077% due 11/02/2021		200	199

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Dell International LLC 4.420% due 06/15/2021		5,800	5,975
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		150	149
2.225% due 01/17/2020		150	150
2.820% due 01/19/2022		700	706
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		1,000	1,003
Enterprise Products Operating LLC 3.500% due 02/01/2022		500	513
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)		1,288	1,316
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		300	300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	5,300	6,176
INEOS Finance PLC 2.125% due 11/15/2025		5,000	5,651
Kraft Heinz Foods Co.
3.115% (US0003M + 0.570%) due 02/10/2021 ~		$5,500	5,491
3.500% due 07/15/2022		100	102
5.000% due 07/15/2035		100	105
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		2,100	2,102
Micron Technology, Inc. 5.327% due 02/06/2029		3,530	3,739
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		300	297
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.750% due 09/30/2019		1,000	1,009
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,372
5.400% due 08/08/2028		3,500	3,808
SASOL Financing USA LLC 5.875% due 03/27/2024		900	976
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		2,710	2,706
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~		5,100	5,100
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~		800	801
3.650% due 08/16/2023		3,000	3,143
3.950% due 08/16/2025		600	647
			111,674
UTILITIES 1.1%

AT&T, Inc.
3.247% (US0003M + 0.650%) due 01/15/2020 ~		100	100
3.270% (US0003M + 0.750%) due 06/01/2021 ~		9,000	9,048
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,238
3.616% (US0003M + 1.180%) due 06/12/2024 ~		5,700	5,776
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		3,500	3,510
Petrobras Global Finance BV 5.999% due 01/27/2028		1,517	1,615
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020		50	51
Rio Oil Finance Trust 8.200% due 04/06/2028		1,700	1,912
Southern California Edison Co. 3.650% due 03/01/2028		4,850	4,968
Sprint Communications, Inc. 6.000% due 11/15/2022		900	940
Sprint Corp. 7.250% due 09/15/2021		300	319
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~		2,500	2,534
			35,011
Total Corporate Bonds & Notes (Cost $389,591)			399,711

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		500	810
7.043% due 04/01/2050		1,100	1,778
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		2,900	4,358
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	105

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

7.021% due 08/01/2040	100	105
		7,156
ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	595
7.750% due 01/01/2042	103	116
		711
NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	95	127

TENNESSEE 0.0%

Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	100	142

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,950	1,960

WASHINGTON 0.1%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	2,400	3,229
Total Municipal Bonds & Notes (Cost $9,859)		13,325

U.S. GOVERNMENT AGENCIES 30.0%

Fannie Mae
2.310% due 08/01/2022	400	402
2.754% due 07/25/2037 •	35	35
2.784% due 07/25/2037 •	62	62
2.804% due 09/25/2035 •	127	127
2.870% due 09/01/2027	4,100	4,240
2.904% due 09/25/2041 •	6,333	6,370
3.124% due 06/25/2037 •	396	402
3.134% due 06/25/2040 •	460	467
3.445% due 03/01/2022	8,097	8,083
4.000% due 06/01/2049 (b)	23,538	24,542
Fannie Mae UMBS
3.000% due 08/01/2021 - 10/01/2021	1,918	1,955
3.500% due 03/01/2027 - 05/01/2049	87,722	90,277
4.000% due 12/01/2024 - 09/01/2048	38,267	39,855
4.500% due 07/01/2020 - 06/01/2030	1,054	1,112
5.000% due 07/01/2023 - 12/01/2029	839	888
5.500% due 09/01/2025 - 09/01/2041	10,912	11,991
6.000% due 11/01/2021 - 05/01/2041	9,787	11,092
Fannie Mae UMBS, TBA
3.500% due 07/01/2049 - 09/01/2049	158,200	161,663
4.000% due 07/01/2034 - 08/01/2049	518,100	535,312
5.000% due 08/01/2049	2,000	2,113
FDIC Structured Sale Guaranteed Notes 2.902% due 11/29/2037 •	560	560
Freddie Mac
2.944% due 07/15/2041 •	295	297
3.094% due 08/15/2037 •	334	339
3.104% due 10/15/2037 •	55	56
3.114% due 05/15/2037 - 09/15/2037 •	385	391
3.500% due 05/01/2049	3,001	3,103
4.000% due 07/01/2047 - 10/01/2047	1,903	1,989
5.000% due 07/01/2023 - 09/01/2040	4,940	5,353
5.500% due 03/01/2037 - 04/01/2038	180	199
Ginnie Mae
2.839% due 08/20/2047	2,584	2,586
3.500% due 02/15/2045	184	190
5.000% due 08/15/2033 - 04/15/2042	6,611	7,231
Ginnie Mae, TBA 5.000% due 07/01/2049 - 08/01/2049	10,000	10,453
Small Business Administration 6.220% due 12/01/2028	13	14
Total U.S. Government Agencies (Cost $926,804)		933,749

U.S. TREASURY OBLIGATIONS 46.1%

U.S. Treasury Bonds
3.000% due 08/15/2048	800	876
3.000% due 02/15/2049 (j)	40,300	44,206
4.375% due 05/15/2040	7,900	10,514
4.625% due 02/15/2040	8,100	11,114
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	22,208	22,005

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

0.125% due 01/15/2022	128,635	127,854
0.125% due 04/15/2022	70,601	70,060
0.125% due 07/15/2022	87,218	86,978
0.125% due 01/15/2023 (l)	29,002	28,846
0.375% due 07/15/2023	27,887	28,122
0.375% due 01/15/2027	32	32
0.625% due 07/15/2021	25,167	25,327
0.625% due 01/15/2026	7,506	7,689
1.000% due 02/15/2048	28,597	30,123
1.125% due 01/15/2021	17,286	17,423
U.S. Treasury Notes
1.375% due 09/30/2020 (l)	51,000	50,673
1.375% due 10/31/2020 (l)	27,900	27,720
1.500% due 08/15/2026 (n)	6,100	5,941
1.625% due 02/15/2026	6,400	6,304
1.750% due 12/31/2020 (l)	84,200	84,088
1.875% due 08/31/2022	44,800	44,992
2.000% due 11/30/2020 (l)	14,900	14,931
2.000% due 07/31/2022 (l)(n)	26,100	26,311
2.000% due 08/15/2025	8,300	8,377
2.000% due 11/15/2026	32,100	32,329
2.125% due 08/31/2020 (l)(n)	42,300	42,402
2.125% due 08/15/2021 (n)	300	302
2.125% due 05/15/2025	35,900	36,494
2.250% due 11/15/2025 (n)	1,100	1,126
2.375% due 08/15/2024 (n)	22,650	23,305
2.625% due 12/31/2025	24,500	25,648
2.625% due 02/15/2029 (j)	336,500	354,699
2.750% due 02/15/2024 (l)(n)	11,110	11,598
3.000% due 09/30/2025	60,800	64,927
3.000% due 10/31/2025	61,100	65,283
Total U.S. Treasury Obligations (Cost $1,406,711)		1,438,619

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%

American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	1,035	935
Banc of America Funding Trust
2.613% due 02/20/2047 •	4,386	4,305
4.593% due 02/20/2035 ~	90	89
Banc of America Mortgage Trust 4.715% due 06/25/2035 ~	69	67
BCAP LLC Trust 4.438% due 12/26/2035 ~	813	814
Bear Stearns ALT-A Trust 2.724% due 08/25/2036 •	2,620	2,834
Chase Mortgage Finance Trust 4.167% due 12/25/2035 ^~	655	639
Citigroup Mortgage Loan Trust
2.474% due 01/25/2037 •	381	354
4.970% due 10/25/2035 ^•	191	196
4.980% due 03/25/2036 ^•	329	333
Citigroup Mortgage Loan Trust, Inc. 5.130% due 03/25/2034 ~	408	419
Countrywide Alternative Loan Trust
2.524% due 12/25/2046 •	9,251	8,953
2.574% due 05/25/2047 •	923	884
2.604% due 05/25/2036 •	545	485
Countrywide Asset-Backed Certificates 3.124% due 11/25/2035 •	10,658	10,695
Countrywide Home Loan Mortgage Pass-Through Trust
4.667% due 02/20/2036 ^•	17	16
5.500% due 09/25/2035 ^	7,240	6,777
6.000% due 07/25/2036	2,266	1,915
6.500% due 12/25/2037	2,174	1,667
Credit Suisse First Boston Mortgage Securities Corp. 3.880% due 02/25/2034 ~	112	114
Credit Suisse Mortgage Capital Certificates 2.977% (LIBOR01M) due 11/30/2037 ~	5,800	5,268
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,755	1,591
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.564% due 01/25/2047 •	1,219	1,197
Downey Savings & Loan Association Mortgage Loan Trust 3.210% due 09/19/2044 •	250	257
First Horizon Mortgage Pass-Through Trust 4.047% due 10/25/2035 ^~	976	952
GSR Mortgage Loan Trust 4.898% due 09/25/2035 ~	129	131
HarborView Mortgage Loan Trust
2.610% due 07/19/2047 •	12,076	11,581
2.723% due 06/20/2035 •	828	827
2.890% due 01/19/2036 •	3,386	2,708
HomeBanc Mortgage Trust 2.714% due 03/25/2035 •	1,553	1,369

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Impac CMB Trust 3.044% due 03/25/2035 •		1,073	1,066
IndyMac Mortgage Loan Trust 2.664% due 06/25/2035 •		252	244
JPMorgan Mortgage Trust
4.321% due 08/25/2035 ^~		271	265
4.563% due 07/25/2035 ~		369	376
4.697% due 07/25/2035 ~		5,673	5,914
5.750% due 01/25/2036 ^		16	12
Lehman Mortgage Trust 3.054% due 11/25/2036 •		2,190	1,469
Lehman XS Trust 2.629% due 08/25/2046 •		3,996	3,829
Luminent Mortgage Trust 4.469% due 04/25/2036 ~		20,170	18,609
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •		675	645
4.431% due 09/25/2035 ^~		256	236
Morgan Stanley Mortgage Loan Trust
2.664% due 04/25/2035 •		1,697	1,684
3.682% due 07/25/2035 ~		647	608
6.315% due 06/25/2036 þ		4,701	1,992
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		6,706	7,115
Prime Mortgage Trust 6.000% due 06/25/2036 ^		1,167	1,097
Provident Funding Mortgage Loan Trust 4.713% due 10/25/2035 ~		1,200	1,221
Residential Accredit Loans, Inc. Trust
2.584% due 09/25/2036 •		2,868	2,725
2.904% due 03/25/2035 •		1,133	960
2.904% due 08/25/2035 ^•		3,805	2,950
4.004% due 08/25/2035 •		94	91
4.830% due 12/25/2035 ^~		3,231	2,975
5.165% due 09/25/2035 ^~		487	443
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		4,336	2,574
RESIMAC Bastille Trust 3.280% due 12/16/2059 •		2,741	2,743
Sequoia Mortgage Trust 2.943% due 07/20/2034 •		1,432	1,444
Structured Adjustable Rate Mortgage Loan Trust 3.554% due 12/25/2037 ^•		3,584	3,202
Structured Asset Mortgage Investments Trust 2.864% due 05/25/2045 •		9	9
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	8,950	11,409
Wachovia Mortgage Loan Trust LLC 4.604% due 10/20/2035 ^~		$499	506
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 10/25/2046 •		5,132	4,954
2.595% due 11/25/2046 •		3,448	3,466
2.694% due 12/25/2045 •		782	755
2.984% due 11/25/2045 •		5,558	5,631
3.279% due 01/25/2037 ^~		465	438
3.700% due 12/25/2036 ^~		250	241
3.815% due 06/25/2037 ^~		2,515	2,430
3.957% due 02/25/2037 ^~		1,463	1,459
Washington Mutual Mortgage Pass-Through Certificates Trust 4.313% due 09/25/2036 þ		3,638	1,759
Wells Fargo Mortgage-Backed Securities Trust 4.994% due 03/25/2035 ~		390	401
Total Non-Agency Mortgage-Backed Securities (Cost $160,994)			168,319

ASSET-BACKED SECURITIES 10.1%

ACE Securities Corp. Home Equity Loan Trust 3.019% due 12/25/2035 •		18,011	17,224
Allegro CLO Ltd. 3.803% due 01/30/2026 •		750	751
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.679% due 05/25/2033 •		972	975
Argent Securities Trust 2.554% due 07/25/2036 •		3,519	3,069
Asset-Backed Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2035 •		2,400	2,411
B&M CLO Ltd. 3.331% due 04/16/2026 •		2,955	2,952
Bayview Opportunity Master Fund Trust 4.066% due 09/28/2033 þ		328	332
Bear Stearns Asset-Backed Securities Trust
2.564% due 08/25/2036 •		1,307	1,574
3.084% due 10/25/2035 •		5,858	5,806
Carrington Mortgage Loan Trust 2.904% due 10/25/2035 •		7,041	6,967

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

CIFC Funding Ltd. 3.440% due 10/25/2027 •	3,400	3,383
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •	2,285	2,317
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	1,958	1,460
Citigroup Mortgage Loan Trust, Inc. 2.684% due 08/25/2036 •	13,000	12,471
Countrywide Asset-Backed Certificates
2.604% due 08/25/2036 •	6,411	6,389
2.644% due 04/25/2037 •	1,764	1,371
2.694% due 08/25/2036 •	136	136
6.367% due 09/25/2046 þ	8,601	7,282
Countrywide Asset-Backed Certificates Trust
3.044% due 02/25/2036 •	14,000	14,015
3.204% due 08/25/2047 •	2,500	2,499
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •	5,900	5,868
Fremont Home Loan Trust
2.539% due 10/25/2036 •	2,751	2,592
2.544% due 01/25/2037 •	3,555	2,291
GLS Auto Receivables Issuer Trust 3.370% due 01/17/2023	5,839	5,889
GSAA Home Equity Trust 2.604% due 03/25/2037 •	8,054	3,848
GSAA Trust 5.995% due 03/25/2046 ^~	8,951	5,891
GSAMP Trust
2.534% due 12/25/2046 •	7,376	4,833
2.634% due 01/25/2037 •	3,800	3,330
GSRPM Mortgage Loan Trust 3.304% due 03/25/2035 •	4,100	3,977
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •	946	946
HSI Asset Securitization Corp. Trust 2.794% due 12/25/2035 •	21,531	20,758
IXIS Real Estate Capital Trust 2.804% due 03/25/2036 ^•	1,067	677
JPMorgan Mortgage Acquisition Trust 2.644% due 05/25/2036 •	4,130	4,138
Long Beach Mortgage Loan Trust
2.564% due 12/25/2036 •	2,552	1,949
2.624% due 02/25/2036 •	7,713	7,567
3.379% due 04/25/2035 •	6,830	6,876
MASTR Asset-Backed Securities Trust 2.504% due 08/25/2036 •	13,098	6,337
MASTR Specialized Loan Trust 3.154% due 11/25/2035 •	3,700	3,670
Morgan Stanley ABS Capital, Inc. Trust
2.484% due 11/25/2036 •	2,460	1,758
2.584% due 03/25/2037 •	5,204	2,851
Morgan Stanley Mortgage Loan Trust 5.963% due 01/25/2047 þ	516	305
Morgan Stanley Structured Trust 2.634% due 06/25/2037 •	11,004	10,868
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •	1,354	1,354
Navient Private Education Loan Trust 2.794% due 12/16/2058 •	366	366
New Century Home Equity Loan Trust 3.184% due 03/25/2035 •	1,346	1,320
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.814% due 02/25/2036 •	1,983	1,994
OHA Credit Partners Ltd. 3.771% due 10/20/2025	382	382
Option One Mortgage Loan Trust
2.544% due 01/25/2037 •	2,822	1,871
2.544% due 03/25/2037 •	3,331	3,051
2.624% due 04/25/2037 •	2,063	1,684
2.624% due 05/25/2037 •	2,723	1,888
3.184% due 02/25/2035 •	7,656	7,538
RAAC Trust 2.744% due 02/25/2036 •	2,631	2,639
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ	6,355	3,431
Residential Asset Mortgage Products Trust 4.279% due 10/25/2034 •	7,686	7,112
Residential Asset Securities Corp. Trust
2.784% due 02/25/2036 •	4,302	4,322
2.844% due 12/25/2035 •	7,786	7,592
3.094% due 11/25/2035 •	900	897
3.274% due 08/25/2035 •	2,301	2,313
Saxon Asset Securities Trust 2.714% due 09/25/2047 •	5,742	5,606
Securitized Asset-Backed Receivables LLC Trust 2.644% due 07/25/2036 •	1,688	954

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

SLM Private Education Loan Trust 5.644% due 05/16/2044 •		148	149
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	241	275
Soundview Home Loan Trust
2.534% due 12/25/2036 •		$164	164
2.574% due 08/25/2037 •		4,992	4,605
2.604% due 06/25/2037 •		4,691	3,515
3.704% due 10/25/2037 •		5,900	4,997
Specialty Underwriting & Residential Finance Trust 2.554% due 09/25/2037 •		2,573	1,585
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		10,363	10,488
Structured Asset Investment Loan Trust
3.334% due 06/25/2035 •		13,234	12,685
3.454% due 08/25/2034 •		1,272	1,272
TICP CLO Ltd.
3.392% due 07/20/2027 •		3,900	3,887
3.432% due 04/20/2028 •		2,800	2,789
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		4,206	4,241
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 þ		2,445	2,457
3.375% due 10/25/2047 þ		2,634	2,648
Washington Mutual Asset-Backed Certificates Trust 2.464% due 11/25/2036 •		4,072	2,095
Total Asset-Backed Securities (Cost $292,232)			314,769

SOVEREIGN ISSUES 4.1%

Argentina Government International Bond
3.750% due 12/31/2038 þ		14,850	8,724
5.875% due 01/11/2028		6,900	5,266
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,530	31
63.705% (ARLLMONP) due 06/21/2020 ~(a)		144,830	3,328
Brazil Government International Bond 5.625% due 02/21/2047		$4,000	4,270
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	15,821	5,314
6.000% due 05/15/2055 (e)		11,946	4,457
Export-Import Bank of Korea 4.000% due 01/29/2021		$8,100	8,312
Israel Government International Bond 4.125% due 01/17/2048		1,000	1,097
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	7,705,766	74,653
Qatar Government International Bond 5.250% due 01/20/2020		$7,600	7,718
Saudi Government International Bond
4.000% due 04/17/2025		2,400	2,558
5.000% due 04/17/2049		1,350	1,482
Total Sovereign Issues (Cost $127,137)			127,210

		SHARES

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank of Texas 10.000% due 12/15/2020 (f)(h)		1,000	1,105
Sovereign Real Estate Investment Trust 12.000% due 05/16/2020 (f)		4,800	5,209
Total Preferred Securities (Cost $7,222)			6,314

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%

CERTIFICATES OF DEPOSIT 0.5%

Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$11,500	11,512

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	3,800	3,811
		15,323
REPURCHASE AGREEMENTS (i) 0.0%		930

Total Short-Term Instruments (Cost $16,230)		16,253
Total Investments in Securities (Cost $3,342,967)		3,424,462

	SHARES
INVESTMENTS IN AFFILIATES 14.4%

SHORT-TERM INSTRUMENTS 14.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%

PIMCO Short Asset Portfolio	29,746,436	295,858
PIMCO Short-Term Floating NAV Portfolio III	15,474,599	153,075
Total Short-Term Instruments (Cost $450,833)		448,933
Total Investments in Affiliates (Cost $450,833)		448,933
Total Investments 124.2% (Cost $3,793,800)		$3,873,395
Financial Derivative Instruments (k)(m) 4.2%(Cost or Premiums, net $4,205)		131,542
Other Assets and Liabilities, net (28.4)%		(885,982)
Net Assets 100.0%		$3,118,955

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$1,030	$1,105	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$930	U.S. Treasury Notes 2.250% due 03/31/2021	$(952)	$930	$930
Total Repurchase Agreements						$(952)	$930	$930

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.520%	06/18/2019	07/09/2019	$(1,479)	$(1,480)
JPS	2.450	06/10/2019	07/10/2019	(20,414)	(20,443)
SGY	2.340	06/17/2019	07/01/2019	(16,734)	(16,749)
Total Reverse Repurchase Agreements					$(38,672)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Sovereign Issues (0.8)%
Canadian Government Bond	2.750%	12/01/2048	CAD	25,500	$(23,659)	$(24,327)
Total Short Sales (0.8)%					$(23,659)	$(24,327)

(j)	Securities with an aggregate market value of $38,661 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(124,702) at a weighted average interest rate of 2.276%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $53 of accrued interest.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$107.500	08/23/2019	35	$35	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	1,429	1,429	12	2
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	5,214	5,214	45	5
Total Purchased Options					$57	$7

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2019	1,033	$222,281	$1,226	$0	$(40)
U.S. Treasury 5-Year Note September Futures	09/2019	4,525	534,657	6,678	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	3,510	449,170	8,586	110	0
				$16,490	$110	$(40)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	3,392	$(834,814)	$(7,805)	$212	$0
90-Day Eurodollar March Futures	03/2020	5,084	(1,249,266)	(12,770)	254	0
Mini MSCI Emerging Markets Index September Futures	09/2019	904	(47,614)	(1,836)	122	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,962	(305,275)	(10,717)	245	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	344	(61,082)	(1,897)	65	0
				$(35,025)	$898	$0
Total Futures Contracts				$(18,535)	$1,008	$(40)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$8,600	$555	$103	$658	$8	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	310,000	5,358	1,338	6,696	144	0
					$5,913	$1,441	$7,354	$152	$0

INTEREST RATE SWAPS

									Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	84,600	$(11)	$(2,814)	$(2,825)	$0	$(39)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	27,200	(419)	3,605	3,186	240	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$28,700	(166)	(183)	(349)	8	0
Receive(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		336,700	(1,150)	(2,957)	(4,107)	110	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		684,400	22	(8,883)	(8,861)	64	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		867,900	0	(5,197)	(5,197)	204	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		205,700	0	12,174	12,174	0	(158)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		140,200	(1,484)	7,178	5,694	0	(112)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		116,100	(150)	1,828	1,678	0	(42)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		112,000	(6,236)	(349)	(6,585)	96	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		5,000	243	(177)	66	5	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		197,300	0	(7,753)	(7,753)	200	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		191,900	(25)	(12,161)	(12,186)	210	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		77,300	0	(4,933)	(4,933)	84	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		43,700	2,409	(2,882)	(473)	52	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		19,500	(1,437)	880	(557)	23	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,600	(87)	45	(42)	2	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(70)	(1,492)	(1,562)	40	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		136,610	4,614	(3,475)	1,139	183	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,500	252	(119)	133	6	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		127,900	337	(6,395)	(6,058)	197	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		90,200	(1,622)	(6,715)	(8,337)	156	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		257,300	461	31,705	32,166	0	(854)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		175,300	1,044	(27,853)	(26,809)	932	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,900	0	(241)	(241)	29	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		14,300	1,739	(2,559)	(820)	85	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	7,480,000	(2,588)	111	(2,477)	0	(54)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	23,200	(216)	531	315	51	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		4,600	(6)	(468)	(474)	22	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,900	13	738	751	0	(21)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$58,500	0	347	347	0	(35)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	35,300	(4)	(283)	(287)	85	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	0	58	58	15	0
Pay	UKRPI	3.595	Maturity	11/15/2028		28,200	353	(81)	272	68	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,700	0	84	84	19	0
							$(4,184)	$(38,686)	$(42,870)	$3,186	$(1,315)
Total Swap Agreements							$1,729	$(37,245)	$(35,516)	$3,338	$(1,315)

(l)	Securities with an aggregate market value of $32,925 and cash of $3,054 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(5)	Unsettled variation margin asset of $6 and liability of $(5) for closed swap agreements is outstanding at period end.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$26,096	CAD	34,853	$519	$0
	08/2019	CAD	6,697		$5,095	0	(22)
	08/2019	EUR	7,068		8,019	0	(46)
BPS	07/2019	BRL	31,446		8,221	32	0
	07/2019	CHF	117		117	0	(2)
	07/2019	GBP	309		394	2	0
	07/2019	JPY	242,300		2,232	0	(16)
	07/2019	TRY	4,596		790	1	0
	07/2019		$95	ARS	4,750	14	0
	07/2019		8,206	BRL	31,446	0	(17)
	07/2019		1,428	CAD	1,917	35	0
	07/2019		30,017	GBP	23,692	71	0
	07/2019		790	TRY	4,570	0	(2)
	07/2019		11,764	TWD	369,992	165	0
	08/2019	GBP	20,268		$25,746	0	(33)
	08/2019		$13,850	ARS	618,148	0	(94)
	08/2019		8,197	BRL	31,446	0	(31)
	09/2019	KRW	5,466,846		$4,611	0	(123)
	09/2019		$3,612	CNY	25,020	31	0
BRC	08/2019	MXN	11,224		$565	0	(16)
	09/2019	SGD	40,769		29,854	0	(314)
CBK	07/2019	AUD	2,451		1,706	0	(14)
	07/2019	GBP	7,308		9,285	5	0
	07/2019		$9,265	GBP	7,308	16	0
	07/2019	ZAR	1,868		$129	0	(4)
	08/2019	EUR	19,898		22,400	0	(307)
	08/2019		$9,300	GBP	7,308	0	(5)
	09/2019		9,976	IDR	144,018,863	120	0
GLM	07/2019	RUB	249,787		$3,762	0	(182)
	07/2019		$29,460	GBP	23,210	18	(3)
	10/2019	MXN	11,224		$577	2	0
	10/2019		$574	MXN	11,224	1	0
HUS	07/2019	CAD	6,847		$5,079	0	(149)
	07/2019		$148	ARS	7,405	19	0
	07/2019		78,401	JPY	8,437,117	0	(145)
	08/2019	JPY	8,437,118		$78,586	143	0
	09/2019	HKD	80,186		10,245	0	(24)
	09/2019		$10,140	CNH	70,464	111	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019		3,313	KRW	3,900,163	64	0
	10/2019	MXN	11,224		$573	0	(1)
	10/2019		$574	MXN	11,224	1	0
	11/2019	TWD	646,242		$20,643	0	(354)
	11/2019		$59,565	CNH	403,574	0	(895)
	01/2021	BRL	2,630		$405	0	(245)
IND	09/2019		$3,669	INR	257,672	30	0
JPM	07/2019	BRL	57,570		$15,023	30	0
	07/2019	GBP	308		392	1	0
	07/2019	JPY	8,194,818		75,186	0	(822)
	07/2019		$14,874	BRL	57,570	118	0
	07/2019		14,874	RUB	957,056	237	0
	08/2019	EUR	13,633		$15,402	0	(155)
	08/2019		$825	MXN	16,362	21	0
	09/2019	INR	131,025		$1,855	0	(26)
	09/2019		$4,898	IDR	71,113,839	87	0
	09/2019		17,845	TWD	562,010	368	0
	11/2019	CNH	235,305		$33,639	0	(569)
	11/2019	TWD	468,612		14,959	0	(267)
MSB	07/2019		369,992		11,745	0	(184)
	11/2019		$11,780	TWD	369,992	242	0
MYI	07/2019	CAD	29,778		$22,189	0	(550)
NGF	09/2019	CNH	70,036		10,111	0	(78)
RBC	07/2019	COP	3,573,308		1,124	12	0
	07/2019		$14,824	ZAR	216,080	506	0
	09/2019		1,119	COP	3,573,308	0	(13)
RYL	07/2019		1,081		3,573,308	30	0
SCX	07/2019	BRL	34,870		$8,651	0	(430)
	07/2019	GBP	46,285		58,583	0	(197)
	07/2019	TRY	10,086		1,699	0	(42)
	07/2019		$9,079	BRL	34,870	15	(14)
	07/2019		1,396	CAD	1,868	30	0
	11/2019	CNH	168,357		$24,049	0	(426)
SSB	07/2019	CAD	2,013		1,505	0	(32)
	09/2019		$8,818	HKD	69,030	21	0
TOR	07/2019		14,518	COP	49,114,319	743	0
	09/2019		3,960	TWD	124,780	84	0
UAG	08/2019	EUR	52,741		$59,680	0	(504)
Total Forward Foreign Currency Contracts						$3,945	$(7,353)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	32,771	$271	$19

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	329,300	$2,635	$7,209
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	337,200	1,978	5,311
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	61,000	2,452	56
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	24,200	1,177	0
							$8,242	$12,576
Total Purchased Options							$8,513	$12,595

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	5,500	$(7)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	5,400	(6)	(2)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	3,550	(4)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,500	(5)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	7,150	(8)	(2)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,650	(6)	(1)
						$(36)	$(8)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	15,531	$(99)	$(63)
	Call - OTC USD versus BRL		3.933	07/23/2019	15,531	(98)	(101)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	15,531	(112)	(168)
	Call - OTC USD versus ZAR		14.790	07/23/2019	15,531	(102)	(51)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	65,542	(284)	(17)
						$(695)	$(400)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	173,900	$(2,635)	$(7,169)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	178,000	(1,978)	(5,333)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	24,200	(743)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	24,200	(434)	0
							$(5,790)	$(12,502)
Total Written Options							$(6,521)	$(12,910)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	2,950	$547	$(312)	$235	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		700	128	(72)	56	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		1,650	315	(184)	131	0
								$990	$(568)	$422	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$3,400	$6	$0	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,719	$(569)	$372	$0	$(197)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	40,619	3.414% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/15/2020	$116,995	$0	$866	$866	$0
JPM	Receive	ERAEMLT Index	159,557	3.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/18/2019	442,973	0	19,812	19,812	0
	Receive	ERAEMLT Index	140,288	3.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2019	389,477	0	17,419	17,419	0
	Receive	ERAEMLT Index	175,381	3.371% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/06/2019	455,624	0	42,489	42,489	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

	Receive	ERAEMLT Index	83,742	3.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	232,490	0	10,397	10,397	0
MEI	Receive	ERAEMLT Index	141,215	3.381% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2019	410,022	0	(978)	0	(978)
	Receive	ERAEMLT Index	83,868	3.384% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/22/2019	237,765	0	(1,716)	0	(1,716)
	Receive	ERAEMLT Index	137,855	3.331% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2019	365,665	0	24,848	24,848	0
	Receive	ERAEMLT Index	58,367	3.469% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2020	156,307	0	9,921	9,921	0
	Receive	ERAEMLT Index	72,303	3.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/20/2020	200,733	0	8,977	8,977	0
								$0	$132,035	$134,729	$(2,694)
Total Swap Agreements								$427	$131,839	$135,157	$(2,891)

(n)	Securities with an aggregate market value of $3,962 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,193	$6,193
Corporate Bonds & Notes
Banking & Finance	0	253,026	0	253,026
Industrials	0	111,674	0	111,674
Utilities	0	35,011	0	35,011
Municipal Bonds & Notes
California	0	7,156	0	7,156
Illinois	0	711	0	711
Nebraska	0	127	0	127
Tennessee	0	142	0	142
Texas	0	1,960	0	1,960
Washington	0	3,229	0	3,229
U.S. Government Agencies	0	933,749	0	933,749
U.S. Treasury Obligations	0	1,438,619	0	1,438,619
Non-Agency Mortgage-Backed Securities	0	168,319	0	168,319
Asset-Backed Securities	0	314,769	0	314,769
Sovereign Issues	0	127,210	0	127,210
Preferred Securities
Banking & Finance	0	6,314	0	6,314
Short-Term Instruments
Certificates of Deposit	0	15,323	0	15,323
Repurchase Agreements	0	930	0	930

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2019 (Unaudited)

	$0	$3,418,269	$6,193	$3,424,462
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$448,933	$0	$0	$448,933

Total Investments	$448,933	$3,418,269	$6,193	$3,873,395

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(24,327)	$0	$(24,327)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,008	3,345	0	4,353
Over the counter	0	151,697	0	151,697

	$1,008	$155,042	$0	$156,050
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(1,315)	0	(1,355)
Over the counter	0	(23,154)	0	(23,154)

	$(40)	$(24,469)	$0	$(24,509)

Total Financial Derivative Instruments	$968	$130,573	$0	$131,541

Totals	$449,901	$3,524,515	$6,193	$3,980,609

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,100	$1,099
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		1,843	1,843
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		2,700	2,697
Total Loan Participations and Assignments (Cost $5,633)			5,639

CORPORATE BONDS & NOTES 9.3%

BANKING & FINANCE 6.8%

AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,300	1,368
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(d)(e)	EUR	1,400	1,777
Banco del Estado de Chile 4.125% due 10/07/2020		$4,000	4,084
Bank of America Corp. 3.004% due 12/20/2023 •		2,483	2,529
Barclays Bank PLC 10.179% due 06/12/2021		2,200	2,490
Barclays PLC
3.905% (US0003M + 1.380%) due 05/16/2024 ~		3,600	3,549
4.610% due 02/15/2023 •		3,100	3,214
6.500% due 09/15/2019 •(d)(e)	EUR	600	691
7.000% due 09/15/2019 •(d)(e)	GBP	1,100	1,411
8.000% due 12/15/2020 •(d)(e)	EUR	2,000	2,465
Citigroup, Inc. 3.543% (US0003M + 1.023%) due 06/01/2024 ~		$3,700	3,722
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(d)(e)	EUR	200	237
6.625% due 06/29/2021 •(d)(e)		1,200	1,513
6.875% due 03/19/2020 (e)		2,600	3,103
Credit Suisse Group AG 7.500% due 07/17/2023 •(d)(e)		$1,700	1,826
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		1,100	1,197
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		5,300	5,113
4.250% due 10/14/2021		6,200	6,284
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,200	1,464
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$3,000	2,998
3.365% (US0003M + 0.830%) due 08/12/2019 •		7,300	7,302
3.592% (US0003M + 1.000%) due 01/09/2020 ~		1,800	1,804
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,622
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,602
3.400% due 03/08/2021		700	711
3.520% (US0003M + 1.000%) due 05/18/2024 ~		600	602
4.292% due 09/12/2026 •		1,500	1,596
4.300% due 03/08/2026		500	537
4.750% due 07/04/2029 •(d)(e)	EUR	1,300	1,556
5.875% due 09/28/2026 •(d)(e)	GBP	1,400	1,871
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		$3,600	3,608
3.482% (US0003M + 0.890%) due 07/23/2024 ~		3,100	3,111
3.797% due 07/23/2024 •		1,300	1,364
6.053% (US0003M + 3.470%) due 07/30/2019 ~(d)		1,900	1,899
Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		2,400	2,402
7.500% due 09/27/2025 •(d)(e)		1,600	1,683
7.625% due 06/27/2023 •(d)(e)	GBP	780	1,081
Morgan Stanley 3.981% (US0003M + 1.400%) due 10/24/2023 ~		$200	204
Nationwide Building Society 4.363% due 08/01/2024 •		1,500	1,566
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,400	1,396

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

3.247% (US0003M + 0.650%) due 07/13/2022 ~		2,400	2,389
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		2,000	1,997
4.519% due 06/25/2024 •		1,200	1,250
4.892% due 05/18/2029 •		1,500	1,602
5.076% due 01/27/2030 •		1,700	1,844
7.500% due 08/10/2020 •(d)(e)		200	206
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,500	2,657
Santander UK PLC 2.875% due 06/18/2024		3,100	3,117
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (d)	EUR	690	962
UBS AG
5.125% due 05/15/2024 (e)		$3,000	3,188
7.625% due 08/17/2022 (e)		3,350	3,759
UniCredit SpA 7.830% due 12/04/2023		3,900	4,458
Wells Fargo & Co. 3.000% due 04/22/2026		1,000	1,012
			117,993
INDUSTRIALS 1.3%

Allergan Finance LLC 3.250% due 10/01/2022		300	305
Allergan Funding SCS 3.450% due 03/15/2022		1,800	1,838
Allergan Sales LLC 5.000% due 12/15/2021		1,000	1,046
BAT Capital Corp.
2.764% due 08/15/2022		900	903
3.222% due 08/15/2024		500	504
3.398% (US0003M + 0.880%) due 08/15/2022 ~		900	903
BAT International Finance PLC 3.250% due 06/07/2022		100	101
Charter Communications Operating LLC
4.464% due 07/23/2022		700	736
4.908% due 07/23/2025		1,500	1,629
CSN Resources S.A. 7.625% due 02/13/2023		1,300	1,376
Daimler Finance North America LLC 3.400% due 02/22/2022		2,700	2,755
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,304
GATX Corp. 3.285% (US0003M + 0.720%) due 11/05/2021 ~		2,700	2,689
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		750	751
Kraft Heinz Foods Co. 3.500% due 07/15/2022		200	205
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,802
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,481
Reynolds American, Inc. 4.000% due 06/12/2022		$100	104
SASOL Financing USA LLC 5.875% due 03/27/2024		500	542
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		960	958
			21,932
UTILITIES 1.2%

AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		5,900	5,931
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,100	4,137
3.616% (US0003M + 1.180%) due 06/12/2024 ~		3,900	3,952
Petrobras Global Finance BV 5.999% due 01/27/2028		2,101	2,237
Southern Power Co. 2.937% (US0003M + 0.550%) due 12/20/2020 ~		2,500	2,501
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~		1,700	1,723
			20,481
Total Corporate Bonds & Notes (Cost $156,858)			160,406

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.1%

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		1,100	1,783

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

COLORADO 0.5%

Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 7.017% due 12/15/2037	5,500	7,931

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	450	535
7.750% due 01/01/2042	153	173
		708
Total Municipal Bonds & Notes (Cost $9,620)		10,422

U.S. GOVERNMENT AGENCIES 29.0%

Fannie Mae
2.310% due 08/01/2022	200	201
2.537% due 12/25/2036 •	56	56
2.754% due 03/25/2037 - 07/25/2037 •	33	33
2.784% due 07/25/2037 •	41	41
2.804% due 09/25/2035 •	88	88
2.827% due 09/25/2042 •	206	204
2.920% due 06/01/2022	2,300	2,348
3.034% due 05/25/2040 •	66	67
3.124% due 06/25/2037 •	42	42
3.134% due 06/25/2040 •	467	473
3.154% due 11/25/2039 - 01/25/2040 •	103	106
3.155% due 05/01/2022	1,632	1,670
3.224% due 12/25/2039 •	27	27
3.304% due 07/25/2039 •	14	15
3.682% due 06/01/2043 - 07/01/2044 •	118	119
4.034% due 10/01/2034 •	7	7
4.120% due 11/01/2034 •	2	2
4.187% due 10/01/2035 •	23	25
4.263% due 11/01/2035 •	26	26
4.281% due 09/01/2035 •	72	75
4.327% due 07/01/2035 •	61	63
4.393% due 05/25/2035	13	14
4.394% due 05/01/2035 •	4	4
4.415% due 07/01/2034 •	119	125
4.430% due 07/01/2035 •	58	61
4.455% due 08/01/2035 •	43	45
4.487% due 09/01/2035 •	10	10
4.523% due 06/01/2035 •	98	104
4.534% due 08/01/2035 •	134	142
4.609% due 01/01/2035 •	50	52
4.666% due 12/01/2033 •	72	75
4.684% due 05/01/2036 •	48	50
4.723% due 07/01/2036 •	48	51
4.754% due 09/01/2036 •	39	41
4.800% due 03/01/2035 •	2	2
4.823% due 12/01/2033 •	16	16
4.825% due 08/01/2036 •	46	48
4.993% due 06/01/2035 •	183	195
Fannie Mae UMBS
3.500% due 07/01/2045 - 02/01/2049	57,413	59,013
4.000% due 07/01/2025 - 06/01/2048	17,929	18,678
4.500% due 02/01/2020 - 06/01/2042	4,029	4,280
5.000% due 06/01/2023 - 01/01/2029	54	57
5.500% due 10/01/2021 - 12/01/2039	1,791	1,973
6.000% due 05/01/2035 - 05/01/2041	473	530
6.500% due 09/01/2034	5	5
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	75,700	77,348
4.000% due 07/01/2034 - 08/01/2049	279,300	288,576
4.500% due 07/01/2034	1,000	1,020
Freddie Mac
2.534% due 08/25/2031 •	48	48
2.724% due 02/15/2037 •	4	4
2.944% due 07/15/2041 •	457	460
2.964% due 06/15/2041 •	482	485
3.064% due 08/15/2037 •	122	124
3.094% due 08/15/2037 •	150	152
3.249% due 01/15/2038 •	77	79
3.488% due 02/25/2045 •	20	20
4.500% due 01/15/2041 - 04/01/2041	320	347
5.000% due 03/01/2038	2,279	2,490
5.500% due 06/01/2027 - 05/01/2040	1,081	1,178
6.000% due 02/01/2034 - 10/01/2039	1,343	1,515
Freddie Mac UMBS 4.000% due 03/01/2049	11,511	12,019
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	11,717	12,125
5.000% due 06/15/2034 - 06/15/2041	2,543	2,795
6.000% due 05/15/2037 - 07/15/2037	89	97

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Ginnie Mae, TBA 5.000% due 07/01/2049 - 08/01/2049	6,200	6,481
NCUA Guaranteed Notes 2.869% due 10/07/2020 •	81	82
Small Business Administration
5.290% due 12/01/2027	82	87
5.600% due 09/01/2028	782	853
Total U.S. Government Agencies (Cost $496,436)		499,644

U.S. TREASURY OBLIGATIONS 38.0%

U.S. Treasury Bonds
2.750% due 08/15/2047 (j)	700	730
3.000% due 08/15/2048	600	657
3.000% due 02/15/2049	21,700	23,803
4.375% due 05/15/2040	12,100	16,104
4.625% due 02/15/2040 (j)	8,700	11,937
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021 (h)	13,907	13,779
0.125% due 01/15/2022 (h)	51,138	50,827
0.125% due 04/15/2022 (h)	71,757	71,207
0.125% due 07/15/2022 (h)	65,664	65,483
0.125% due 01/15/2023 (h)	21,696	21,579
0.625% due 07/15/2021	13,717	13,804
0.625% due 01/15/2026	2,581	2,644
1.000% due 02/15/2048	18,857	19,864
1.125% due 01/15/2021 (h)	9,461	9,536
U.S. Treasury Notes
1.625% due 02/15/2026 (j)	3,700	3,644
2.000% due 07/31/2022 (h)(j)	21,900	22,078
2.000% due 11/15/2026 (j)	8,600	8,662
2.375% due 08/15/2024	18,300	18,829
2.625% due 12/31/2025	13,400	14,028
2.625% due 02/15/2029	173,300	182,672
2.750% due 02/15/2024 (h)(j)	9,000	9,396
3.000% due 09/30/2025	33,600	35,880
3.000% due 10/31/2025 (j)	33,500	35,793
Total U.S. Treasury Obligations (Cost $634,534)		652,936

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%

American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	33	34
APS Resecuritization Trust 2.572% due 08/28/2054 ~	12,849	12,324
Banc of America Funding Trust
2.573% due 10/20/2046 ^•	208	196
2.663% due 06/20/2047 •	471	433
5.912% due 10/25/2036 ^þ	4,184	4,039
Bear Stearns Adjustable Rate Mortgage Trust 4.761% due 01/25/2034 ~	358	369
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •	190	193
2.844% due 07/25/2035 •	370	372
4.294% due 09/25/2035 ^~	45	38
Bear Stearns Structured Products, Inc. Trust 4.284% due 01/26/2036 ^~	186	166
BellaVista Mortgage Trust 3.004% due 01/22/2045 •	1,645	1,623
Chase Mortgage Finance Trust 4.528% due 02/25/2037 ~	712	732
ChaseFlex Trust 2.704% due 07/25/2037 •	690	621
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.654% due 01/25/2036 •	514	503
2.654% due 06/25/2036 •	531	547
2.704% due 08/25/2035 •	1,783	1,799
Citigroup Mortgage Loan Trust
4.810% due 05/25/2035 •	51	52
4.820% due 10/25/2035 •	22	23
Countrywide Alternative Loan Resecuritization Trust 6.000% due 11/25/2034	1,318	1,365
Countrywide Alternative Loan Trust
2.564% due 12/25/2046 ^•	78	78
2.584% due 05/25/2047 •	203	198
2.594% due 09/25/2046 ^•	906	835
2.684% due 02/25/2037 •	1,037	963
2.904% due 05/25/2035 ^•	5,994	5,179
3.506% due 05/25/2036 ~	634	515
4.064% due 08/25/2035 •	2,495	2,466
6.000% due 06/25/2047 ^	5,272	4,543
Countrywide Home Loan Mortgage Pass-Through Trust
3.204% due 09/25/2034 •	115	109
4.592% due 02/20/2036 ^•	26	23
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.734% due 02/25/2036 •	2,359	2,224

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 3.929% due 08/25/2035 ^~		278	252
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~		85	72
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.213% due 10/25/2033 ~		58	59
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		70	71
4.500% due 09/25/2035 ~		139	144
6.000% due 05/25/2037 ^		481	445
HarborView Mortgage Loan Trust
2.890% due 01/19/2036 •		586	469
2.930% due 03/19/2035 •		2,317	2,289
IndyMac Mortgage Loan Trust
2.604% due 11/25/2046 •		16,302	15,244
3.962% due 01/25/2036 ^~		167	155
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		16	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.834% due 12/15/2030 •		299	293
Merrill Lynch Mortgage Investors Trust 2.614% due 02/25/2036 •		130	127
Residential Accredit Loans, Inc. Trust
2.589% due 08/25/2036 •		1,499	1,410
4.830% due 12/25/2035 ^~		526	484
Residential Asset Securitization Trust
6.000% due 09/25/2036		1,027	592
6.000% due 05/25/2037 ^		504	438
6.250% due 07/25/2036 ^		558	569
Sequoia Mortgage Trust
2.583% due 07/20/2036 •		408	397
2.593% due 06/20/2036 •		432	419
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 10/25/2035 •		2,927	2,835
3.904% due 01/25/2035 ^•		150	146
4.054% due 01/25/2035 ~		158	160
4.329% due 08/25/2035 ~		113	115
4.576% due 09/25/2035 ~		134	131
4.614% due 08/25/2034 ~		185	188
Structured Asset Mortgage Investments Trust
2.640% due 07/19/2035 •		65	65
2.684% due 02/25/2036 ^•		106	101
3.468% due 05/25/2047 ^~		3,666	3,333
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	4,900	6,246
Wachovia Mortgage Loan Trust LLC 4.849% due 05/20/2036 ^~		$199	197
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		81	80
2.458% due 12/25/2046 •		518	524
2.595% due 08/25/2046 •		6,817	6,521
2.595% due 10/25/2046 •		114	110
2.674% due 12/25/2045 •		5,539	5,607
2.694% due 10/25/2045 •		33	33
3.044% due 01/25/2045 •		190	191
3.460% due 01/25/2037 ^~		923	859
3.494% due 06/25/2046 •		6,355	6,270
3.504% due 02/25/2046 •		508	520
3.683% due 12/25/2036 ^~		289	275
3.704% due 11/25/2042 •		37	36
3.815% due 06/25/2037 ^~		2,608	2,520
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		2,255	2,030
Wells Fargo Alternative Loan Trust 4.891% due 07/25/2037 ^~		4,014	3,832
Wells Fargo Mortgage-Backed Securities Trust
4.991% due 03/25/2036 ~		108	112
5.008% due 07/25/2036 ^~		1,461	1,490
Total Non-Agency Mortgage-Backed Securities (Cost $97,025)			111,030

ASSET-BACKED SECURITIES 8.7%

ACE Securities Corp. Home Equity Loan Trust 3.019% due 12/25/2035 •		4,500	4,303
Allegro CLO Ltd. 3.803% due 01/30/2026 •		500	500
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.224% due 02/25/2034 •		1,293	1,264
Asset-Backed Funding Certificates Trust
2.624% due 01/25/2037 •		3,632	2,409
3.454% due 03/25/2034 ^•		3,402	3,203
Asset-Backed Securities Corp. Home Equity Loan Trust
2.694% due 03/25/2036 •		11,443	9,951
3.364% due 07/25/2035 •		500	502
Bear Stearns Asset-Backed Securities Trust
2.564% due 08/25/2036 •		1,768	2,129

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

2.674% due 06/25/2036 •		4,800	4,799
3.084% due 10/25/2035 •		2,403	2,382
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		3,821	3,875
Citigroup Mortgage Loan Trust 2.564% due 09/25/2036 •		4,215	3,171
Citigroup Mortgage Loan Trust, Inc. 3.304% due 09/25/2035 ^•		3,987	4,015
Countrywide Asset-Backed Certificates
2.554% due 01/25/2037 •		1,400	1,401
2.604% due 06/25/2037 ^•		3,429	3,148
2.654% due 01/25/2046 ^•		8,216	7,903
2.654% due 06/25/2047 •		2,200	2,089
2.664% due 12/25/2036 ^•		7,400	7,242
4.651% due 10/25/2046 ^~		1,345	1,328
Credit Suisse Mortgage Capital Asset-Backed Trust 3.004% due 09/25/2037 •		3,614	3,552
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •		27	17
CWABS Revolving Home Equity Loan Trust 2.614% due 12/15/2029 •		124	124
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		9,081	9,112
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		2,800	2,793
Fremont Home Loan Trust 2.464% due 01/25/2037 •		14	8
GLS Auto Receivables Issuer Trust 3.370% due 01/17/2023		4,277	4,313
GSAMP Trust
2.634% due 01/25/2037 •		4,200	3,681
2.644% due 12/25/2035 •		1,361	1,362
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		728	728
Home Equity Asset Trust 4.004% due 12/25/2034 •		985	993
Long Beach Mortgage Loan Trust 2.964% due 10/25/2034 •		17	17
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 01/25/2037 •		4,107	2,095
2.654% due 03/25/2037 •		3,469	1,919
3.334% due 11/25/2034 •		605	604
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		955	545
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		923	923
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		366	366
NovaStar Mortgage Funding Trust 2.534% due 03/25/2037 •		5,832	4,437
OHA Credit Partners Ltd. 3.771% due 10/20/2025		267	268
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •		24	25
Residential Asset Mortgage Products Trust 2.564% due 02/25/2037 •		944	942
Residential Asset Securities Corp. Trust 2.824% due 10/25/2035 •		971	975
Securitized Asset-Backed Receivables LLC Trust 2.654% due 05/25/2036 •		10,903	7,137
SG Mortgage Securities Trust 2.584% due 02/25/2036 •		11,256	7,368
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		26	27
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	140	159
Soundview Home Loan Trust 2.574% due 03/25/2037 •		$385	385
Specialty Underwriting & Residential Finance Trust 3.004% due 12/25/2036 •		2,336	2,306
Structured Asset Investment Loan Trust 3.124% due 06/25/2035 •		20,000	20,078
Structured Asset Securities Corp. Mortgage Loan Trust
2.564% due 03/25/2036 •		2,792	2,669
2.614% due 02/25/2037 •		3,928	3,891
2.724% due 05/25/2037 •		445	445
Total Asset-Backed Securities (Cost $132,898)			149,878

SOVEREIGN ISSUES 4.7%

Argentina Government International Bond
3.750% due 12/31/2038 þ		8,050	4,730
5.875% due 01/11/2028		3,800	2,900
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	5,447	110
63.705% (ARLLMONP) due 06/21/2020 ~(a)		101,116	2,324

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Brazil Government International Bond 5.625% due 02/21/2047		$3,300	3,522
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)	BRL	22,278	7,483
6.000% due 05/15/2055 (c)		17,112	6,385
Export-Import Bank of Korea 4.000% due 01/29/2021		$4,700	4,823
Israel Government International Bond 4.125% due 01/17/2048		800	878
Japan Government International Bond 0.100% due 03/10/2028 (c)	JPY	4,171,011	40,408
Qatar Government International Bond 5.250% due 01/20/2020		$3,600	3,656
Saudi Government International Bond
4.000% due 04/17/2025		1,700	1,812
5.000% due 04/17/2049		850	933
Total Sovereign Issues (Cost $81,822)			79,964

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		80,000	0
Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%

CERTIFICATES OF DEPOSIT 0.7%

Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$7,900	7,908
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~		4,000	4,012
			11,920
REPURCHASE AGREEMENTS (f) 0.1%			2,211

Total Short-Term Instruments (Cost $14,111)			14,131
Total Investments in Securities (Cost $1,628,937)			1,684,050
		SHARES
INVESTMENTS IN AFFILIATES 25.2%

SHORT-TERM INSTRUMENTS 25.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%

PIMCO Short Asset Portfolio		27,434,768	272,866
PIMCO Short-Term Floating NAV Portfolio III		16,246,124	160,707
Total Short-Term Instruments (Cost $435,157)			433,573
Total Investments in Affiliates (Cost $435,157)			433,573
Total Investments 123.1% (Cost $2,064,094)			$2,117,623
Financial Derivative Instruments (g)(i) (1.5)%(Cost or Premiums, net $3,048)			(26,402)
Other Assets and Liabilities, net (21.6)%			(370,499)
Net Assets 100.0%			$1,720,722

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$2,211	U.S. Treasury Notes 2.250% due 03/31/2021	$(2,259)	$2,211	$2,211
Total Repurchase Agreements						$(2,259)	$2,211	$2,211

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (0.1)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049		$2,200	$(2,326)	$(2,325)
Sovereign Issues (0.8)%
Canadian Government Bond	2.750%	12/01/2048	CAD	13,800	(12,797)	(13,168)
Total Short Sales (0.9)%					$(15,123)	$(15,493)

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(50,362) at a weighted average interest rate of 2.235%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(32) of accrued interest.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$107.500	08/23/2019	264	$264	$2	$0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	3,122	3,122	27	3
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	181	181	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	2,627	2,627	23	3
Total Purchased Options					$53	$6

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	1,678	$361,072	$1,954	$0	$(65)
U.S. Treasury 5-Year Note September Futures	09/2019	2,099	248,010	3,001	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	1,744	223,178	4,016	55	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	133	23,616	950	0	(25)
				$9,921	$55	$(90)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,738	$(427,744)	$(3,998)	$108	$0
90-Day Eurodollar March Futures	03/2020	2,816	(691,962)	(5,496)	141	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,368	(212,852)	(7,932)	171	0
				$(17,426)	$420	$0
Total Futures Contracts				$(7,505)	$475	$(90)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$3,100	$199	$38	$237	$3	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	245,800	4,257	1,052	5,309	114	0
					$4,456	$1,090	$5,546	$117	$0

INTEREST RATE SWAPS

										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	120,300	$(15)	$(4,002)	$(4,017)	$0	$(56)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	14,800	(267)	2,000	1,733	130	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$37,600	(217)	(240)	(457)	11	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		138,900	4,795	(4,617)	178	0	(50)
Receive(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		60,300	(206)	(530)	(736)	20	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		464,000	(15)	(5,992)	(6,007)	43	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		502,500	0	(3,009)	(3,009)	118	0
Receive	3-Month USD-LIBOR	2.980	Semi-Annual	09/26/2023		194,600	180	(11,442)	(11,262)	148	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		241,900	0	14,316	14,316	0	(186)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		64,400	(682)	3,298	2,616	0	(51)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	2,205	2,024	0	(51)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		86,800	(4,833)	(270)	(5,103)	74	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		135,200	0	(5,313)	(5,313)	137	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		38,400	6	(2,444)	(2,438)	42	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		50,000	0	(3,191)	(3,191)	55	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		61,400	3,436	(4,100)	(664)	73	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	89	(53)	3	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	(1,800)	(1,884)	48	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		187,320	(2,203)	3,728	1,525	253	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,900	554	(263)	291	14	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	(984)	(1,530)	49	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(1,130)	(311)	19	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		13,500	(278)	(970)	(1,248)	23	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		178,800	2,384	19,968	22,352	0	(594)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		97,200	581	(15,446)	(14,865)	517	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		26,600	0	(5,174)	(5,174)	172	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,190,000	(1,449)	62	(1,387)	0	(30)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	(325)	(329)	15	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,200	9	820	829	0	(23)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$18,400	0	109	109	0	(11)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	24,100	(3)	(193)	(196)	58	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	0	40	40	10	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	178	(34)	144	36	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	0	48	48	11	0
							$1,817	$(24,786)	$(22,969)	$2,079	$(1,052)
Total Swap Agreements							$6,273	$(23,696)	$(17,423)	$2,196	$(1,052)

(h)	Securities with an aggregate market value of $20,126 and cash of $2,074 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(5)	Unsettled variation margin asset of $3 and liability of $(2) for closed swap agreements is outstanding at period end.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$15,874	CAD	21,176	$296	$0
	08/2019	CAD	5,408		$4,115	0	(18)
	11/2019	TWD	108,706		3,466	0	(66)
BPS	07/2019	JPY	138,600		1,277	0	(9)
	07/2019		$88	ARS	4,401	13	0
	07/2019		13,334	GBP	10,513	17	0
	07/2019		6,603	TWD	207,672	93	0
	08/2019	GBP	10,513		$13,355	0	(17)
	08/2019	RUB	7,837		120	0	(3)
	08/2019		$7,199	ARS	321,300	0	(49)
BRC	07/2019		1,677	GBP	1,324	4	0
	09/2019	SGD	23,116		$16,927	0	(178)
	10/2019		$13	MXN	251	0	0
CBK	07/2019	AUD	1,626		$1,132	0	(9)
	07/2019	BRL	32,568		8,499	17	0
	07/2019	CAD	734		552	0	(9)
	07/2019		$8,446	BRL	32,568	35	0
	07/2019		1,989	GBP	1,569	4	0
	07/2019		103	ZAR	1,499	3	0
	08/2019	EUR	11,035		$12,420	0	(172)
	09/2019		$5,665	IDR	81,779,195	68	0
GLM	07/2019	COP	28,286,470		$8,878	89	0
	07/2019		$1,096	CAD	1,457	17	0
	07/2019		17,195	GBP	13,549	12	0
	08/2019		13	MXN	251	0	0
	10/2019	MXN	251		$13	0	0
	10/2019		$8,838	COP	28,286,470	0	(90)
HUS	07/2019	BRL	6,103		$1,593	3	0
	07/2019	CAD	5,452		4,045	0	(119)
	07/2019		$156	ARS	7,768	19	0
	07/2019		1,597	BRL	6,103	0	(7)
	07/2019		43,433	JPY	4,674,085	0	(80)
	08/2019	BRL	6,103		$1,592	7	0
	08/2019	JPY	4,674,085		43,536	79	0
	09/2019		$8,378	CNH	58,220	92	0
	11/2019	TWD	349,294		$11,157	0	(192)
	11/2019		$39,305	CNH	266,311	0	(590)
	01/2021	BRL	3,320		$512	0	(309)
JPM	07/2019	GBP	826		1,040	0	(9)
	07/2019	JPY	4,535,485		41,617	0	(451)
	07/2019		$8,446	RUB	543,451	134	0
	08/2019	EUR	7,431		$8,395	0	(85)
	09/2019		$2,781	IDR	40,381,004	49	0
	09/2019		10,764	TWD	339,001	222	0
	11/2019	CNH	155,240		$22,193	0	(375)
	11/2019	TWD	139,980		4,474	0	(74)
MSB	07/2019		207,672		6,592	0	(103)
	09/2019		$943	INR	66,692	14	0
	11/2019		6,612	TWD	207,672	136	0
MYI	07/2019	CAD	16,447		$12,255	0	(304)
NGF	09/2019	CNH	59,075		8,528	0	(66)
RBC	07/2019		$8,417	ZAR	122,697	287	0
SCX	07/2019	BRL	38,671		$9,594	0	(477)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019	GBP	24,560		31,086	0	(104)
	07/2019		$10,091	BRL	38,671	0	(20)
	11/2019	CNH	111,071		$15,866	0	(281)
SSB	09/2019	HKD	4,016		513	0	(1)
TOR	07/2019		$8,362	COP	28,286,470	428	0
	09/2019		1,475	TWD	46,477	31	0
UAG	08/2019	EUR	17,531		$19,838	0	(168)
Total Forward Foreign Currency Contracts						$2,169	$(4,435)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	17,688	$146	$10

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	179,700	$1,438	$3,934
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	185,100	1,086	2,916
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	42,000	1,688	38
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	12,600	613	0
							$4,825	$6,888
Total Purchased Options							$4,971	$6,898

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	3,100	$(4)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,500	(4)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,000	(1)	1
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,200	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,100	(5)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,100	(3)	(1)
						$(20)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	8,692	$(55)	$(35)
	Call - OTC USD versus BRL		3.933	07/23/2019	8,692	(55)	(57)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	8,692	(63)	(94)
	Call - OTC USD versus ZAR		14.790	07/23/2019	8,692	(57)	(28)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	35,376	(153)	(9)
						$(383)	$(223)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	94,900	$(1,438)	$(3,913)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	97,700	(1,085)	(2,927)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	12,600	(387)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	12,600	(226)	0
							$(3,136)	$(6,840)
Total Written Options							$(3,539)	$(7,067)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	1,050	$191	$(108)	$83	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		540	99	(56)	43	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		1,050	201	(117)	84	0
								$491	$(281)	$210	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$1,900	$3	$0	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$25,125	$(5,196)	$3,377	$0	$(1,819)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(8)	$49	$41	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	1,454,392	2.741% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2019	$464,664	$0	$(888)	$0	$(888)
CBK	Receive	ERAUSLT Index	1,508,393	2.718% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/12/2019	481,720	0	(11,431)	0	(11,431)
JPM	Receive	ERAUSLT Index	1,353,704	2.671% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2019	437,991	0	(14,901)	0	(14,901)
	Receive	ERAUSLT Index	571,170	2.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/08/2020	178,662	0	3,666	3,666	0
	Receive	ERAUSLT Index	499,958	2.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2020	159,732	0	(384)	0	(384)
								$0	$(23,938)	$3,666	$(27,604)
Total Swap Agreements								$(4,710)	$(20,793)	$3,920	$(29,423)

(j)	Securities with an aggregate market value of $28,517 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,843	$3,796	$5,639
Corporate Bonds & Notes
Banking & Finance	0	117,993	0	117,993
Industrials	0	21,932	0	21,932
Utilities	0	20,481	0	20,481
Municipal Bonds & Notes
California	0	1,783	0	1,783
Colorado	0	7,931	0	7,931
Illinois	0	708	0	708
U.S. Government Agencies	0	499,644	0	499,644
U.S. Treasury Obligations	0	652,936	0	652,936
Non-Agency Mortgage-Backed Securities	0	111,030	0	111,030
Asset-Backed Securities	0	149,878	0	149,878
Sovereign Issues	0	79,964	0	79,964
Short-Term Instruments
Certificates of Deposit	0	11,920	0	11,920
Repurchase Agreements	0	2,211	0	2,211

	$0	$1,680,254	$3,796	$1,684,050
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$433,573	$0	$0	$433,573

Total Investments	$433,573	$1,680,254	$3,796	$2,117,623

Short Sales, at Value - Liabilities
Sovereign Issues	0	(13,168)	0	(13,168)
U.S. Government Agencies	0	(2,325)	0	(2,325)

	$0	$(15,493)	$0	$(15,493)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	475	2,202	0	2,677
Over the counter	0	12,987	0	12,987

	$475	$15,189	$0	$15,664
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90)	(1,052)	0	(1,142)
Over the counter	0	(40,925)	0	(40,925)

	$(90)	$(41,977)	$0	$(42,067)

Total Financial Derivative Instruments	$385	$(26,788)	$0	$(26,403)

Totals	$433,958	$1,637,973	$3,796	$2,075,727

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		$485	$485
Total Loan Participations and Assignments (Cost $481)			485
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 7.5%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		500	519
4.500% due 05/15/2021		300	309
Air Lease Corp. 4.250% due 02/01/2024		600	633
American International Group, Inc. 4.125% due 02/15/2024		2,100	2,225
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(f)(g)	EUR	800	943
8.875% due 04/14/2021 •(f)(g)		200	254
Banco Santander S.A.
5.250% due 09/29/2023 •(f)		200	232
6.250% due 09/11/2021 •(f)(g)		400	479
Barclays Bank PLC 10.179% due 06/12/2021		$700	792
Barclays PLC
3.200% due 08/10/2021		2,800	2,821
3.905% (US0003M + 1.380%) due 05/16/2024 ~		900	887
4.610% due 02/15/2023 •		400	415
6.500% due 09/15/2019 •(f)(g)	EUR	600	691
8.000% due 12/15/2020 •(f)(g)		400	493
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)		400	474
6.625% due 06/29/2021 •(f)(g)		200	252
6.875% due 03/19/2020 (g)		400	478
Crown Castle International Corp. 4.300% due 02/15/2029		$1,250	1,345
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		900	868
4.250% due 10/14/2021		2,500	2,534
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		426	444
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	366
Ford Motor Credit Co. LLC
3.006% (US0003M + 0.430%) due 11/02/2020 ~		$400	396
3.273% (US0003M + 0.930%) due 09/24/2020 ~		400	400
3.365% (US0003M + 0.830%) due 08/12/2019 •		2,500	2,501
3.408% (US0003M + 0.810%) due 04/05/2021 ~		400	395
5.139% (US0003M + 2.550%) due 01/07/2021 ~		300	305
5.729% (US0003M + 3.140%) due 01/07/2022 ~		200	206
General Motors Financial Co., Inc.
3.665% (US0003M + 1.100%) due 11/06/2021 ~		300	300
3.872% (US0003M + 1.270%) due 10/04/2019 ~		843	845
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,008
Hospitality Properties Trust 5.000% due 08/15/2022		800	839
HSBC Holdings PLC
3.400% due 03/08/2021		700	711
4.098% (US0003M + 1.500%) due 01/05/2022 ~		600	613
4.300% due 03/08/2026		500	537
4.750% due 07/04/2029 •(f)(g)	EUR	300	359
4.875% due 01/14/2022		$900	953
5.875% due 09/28/2026 •(f)(g)	GBP	200	267
6.500% due 03/23/2028 •(f)(g)		$300	315
International Lease Finance Corp. 5.875% due 08/15/2022		100	109
JPMorgan Chase & Co. 6.053% (US0003M + 3.470%) due 07/30/2019 ~(f)		400	400
Nationwide Building Society 4.363% due 08/01/2024 •		300	313
Navient Corp.
5.875% due 03/25/2021		100	104

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

8.000% due 03/25/2020		200	208
Royal Bank of Scotland Group PLC 7.500% due 08/10/2020 •(f)(g)		1,300	1,336
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		200	203
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	350	488
UBS AG 7.625% due 08/17/2022 (g)		$1,200	1,346
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		200	201
3.468% (US0003M + 0.950%) due 08/15/2023 ~		200	201
4.125% due 09/24/2025		200	214
UniCredit SpA 7.830% due 12/04/2023		800	915
Wells Fargo & Co.
3.813% (US0003M + 1.230%) due 10/31/2023 ~		200	204
6.180% (US0003M + 3.770%) due 09/15/2019 ~(f)		300	302
			35,948
INDUSTRIALS 2.5%
AbbVie, Inc. 2.900% due 11/06/2022		800	806
Activision Blizzard, Inc. 2.600% due 06/15/2022		700	706
Allergan Sales LLC 5.000% due 12/15/2021		500	523
BAT Capital Corp. 2.764% due 08/15/2022		800	802
Charter Communications Operating LLC
4.464% due 07/23/2022		900	946
4.908% due 07/23/2025		800	869
CSN Resources S.A. 7.625% due 02/13/2023		400	423
Daimler Finance North America LLC 3.400% due 02/22/2022		1,000	1,020
Danone S.A. 2.077% due 11/02/2021		200	199
Dell International LLC 4.420% due 06/15/2021		600	618
EQT Corp. 2.500% due 10/01/2020		100	100
Equifax, Inc. 3.388% (US0003M + 0.870%) due 08/15/2021 ~		200	200
Georgia-Pacific LLC 5.400% due 11/01/2020		200	208
Imperial Brands Finance PLC 2.950% due 07/21/2020		600	602
Interpublic Group of Cos., Inc. 4.000% due 03/15/2022		500	516
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		200	210
Komatsu Finance America, Inc. 2.118% due 09/11/2020		200	199
Kraft Heinz Foods Co.
3.500% due 06/06/2022		800	821
5.200% due 07/15/2045		100	105
Micron Technology, Inc. 5.327% due 02/06/2029		400	424
Penske Truck Leasing Co. LP 3.900% due 02/01/2024		300	314
TTX Co. 2.600% due 06/15/2020		250	250
United Technologies Corp. 3.100% due 06/01/2022		600	614
Wabtec Corp. 4.400% due 03/15/2024		500	529
			12,004
UTILITIES 1.0%
AT&T, Inc. 3.616% (US0003M + 1.180%) due 06/12/2024 ~		500	507
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		100	103
BG Energy Capital PLC 4.000% due 10/15/2021		300	310
Duke Energy Corp.
3.050% due 08/15/2022		500	510
3.550% due 09/15/2021		300	307
Entergy Corp. 5.125% due 09/15/2020		100	102
NextEra Energy Capital Holdings, Inc. 4.500% due 06/01/2021		600	621

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Petrobras Global Finance BV 5.299% due 01/27/2025	106	113
Telstra Corp. Ltd. 4.800% due 10/12/2021	500	526
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,300	1,377
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~	400	405
		4,881
Total Corporate Bonds & Notes (Cost $51,277)		52,833
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	6	7
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	500	619
		626
OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	300	369
Total Municipal Bonds & Notes (Cost $896)		995
U.S. GOVERNMENT AGENCIES 28.7%
Fannie Mae
0.000% due 08/25/2039 (b)(d)	885	835
2.734% due 04/25/2037 •	9	9
2.754% due 07/25/2037 •	17	17
3.010% due 10/25/2040	55	56
3.610% due 04/25/2037	1,214	188
3.646% due 03/25/2037 •(a)	459	72
3.746% due 11/25/2039 •(a)	229	36
3.910% due 05/25/2037	1,423	232
3.976% due 03/25/2037 •(a)	595	91
3.978% due 11/25/2040 •	4	5
4.300% due 04/25/2037	2,726	564
4.796% due 02/25/2037 •(a)	254	40
5.246% due 07/25/2033 •(a)	143	24
Fannie Mae UMBS
4.000% due 06/01/2047 - 06/01/2048	4,772	4,971
5.500% due 03/01/2028	12	13
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	43,400	44,345
4.000% due 08/01/2049	79,800	82,439
Freddie Mac
2.694% due 05/15/2037 •	17	17
4.176% due 09/15/2036 •(a)	461	76
5.000% due 04/15/2041	1,624	1,945
5.500% due 03/15/2034	286	314
6.017% due 02/15/2041 •	3	4
6.072% due 02/15/2040 •	169	192
7.230% due 09/15/2041 •	602	844
Ginnie Mae, TBA 5.000% due 08/01/2049	1,300	1,359
Total U.S. Government Agencies (Cost $138,230)		138,688
U.S. TREASURY OBLIGATIONS 34.9%
U.S. Treasury Bonds
3.000% due 08/15/2048	200	219
3.000% due 02/15/2049	5,200	5,704
3.125% due 05/15/2048	560	628
4.625% due 02/15/2040	1,500	2,058
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)	14,230	14,100
0.125% due 01/15/2022	8,467	8,415
0.125% due 04/15/2022 (k)	15,129	15,013
0.125% due 07/15/2022 (k)	9,222	9,196
0.625% due 07/15/2021	3,174	3,195
1.000% due 02/15/2048	5,284	5,566
1.125% due 01/15/2021	2,219	2,237
U.S. Treasury Notes
1.375% due 09/30/2020 (m)	200	199
1.375% due 10/31/2020	100	99
1.625% due 02/15/2026 (m)	900	886
1.750% due 12/31/2020 (m)	200	200
2.000% due 11/30/2020 (m)	100	100
2.000% due 12/31/2021 (k)(m)	34,500	34,728
2.125% due 08/31/2020 (m)	100	100

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

2.625% due 12/31/2025 (m)	3,100	3,245
2.625% due 02/15/2029	40,900	43,112
2.750% due 05/31/2023 (k)(m)	2,200	2,284
2.875% due 08/15/2028	1,000	1,074
3.000% due 09/30/2025	7,600	8,116
3.000% due 10/31/2025	7,600	8,120
Total U.S. Treasury Obligations (Cost $164,414)		168,594
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Assets Trust 3.424% due 11/25/2046 •	11,072	5,604
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	170	175
Banc of America Funding Trust
4.588% due 06/20/2037 ^~	112	110
6.000% due 08/25/2036 ^	77	75
Banc of America Mortgage Trust
4.607% due 01/25/2035 ~	47	45
4.776% due 06/25/2034 ~	56	57
4.817% due 02/25/2034 ~	48	49
5.168% due 05/25/2033 ~	97	100
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~	636	607
4.910% due 02/25/2036 •	30	30
Bear Stearns ALT-A Trust 2.724% due 01/25/2047 ^•	298	233
Chase Mortgage Finance Trust 4.357% due 01/25/2036 ^~	57	57
ChaseFlex Trust 2.704% due 07/25/2037 •	3,587	3,229
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.634% due 05/25/2036 •	806	783
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •	103	106
4.970% due 10/25/2035 ^•	158	162
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •	158	162
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^	380	366
6.000% due 06/25/2037 ^	489	488
Countrywide Alternative Loan Trust
2.593% due 09/20/2046 •	128	103
2.704% due 08/25/2035 •	1,941	1,897
2.924% due 12/25/2035 •	48	48
2.983% due 11/20/2035 •	390	379
3.904% due 08/25/2035 •	169	170
3.984% due 01/25/2036 •	566	579
6.000% due 08/25/2036 ^•	307	274
Countrywide Home Loan Mortgage Pass-Through Trust
3.004% due 05/25/2035 •	322	301
3.064% due 02/25/2035 •	31	30
4.332% due 10/20/2034 ~	83	78
5.750% due 05/25/2037 ^	31	26
Credit Suisse First Boston Mortgage Securities Corp. 4.293% due 09/25/2034 ~	111	112
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^	94	87
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.904% due 02/25/2035 •	464	456
First Horizon Alternative Mortgage Securities Trust 3.830% due 12/25/2035 ~	241	219
GS Mortgage Securities Trust 5.162% due 12/10/2043 ~	1,585	1,640
GSR Mortgage Loan Trust
4.040% due 04/25/2032 •	66	60
4.431% due 12/25/2034 ~	49	50
4.440% due 11/25/2035 ~	183	187
4.528% due 09/25/2035 ~	247	254
4.664% due 07/25/2035 ~	43	44
4.716% due 11/25/2035 ~	67	68
5.500% due 01/25/2037	211	234
HarborView Mortgage Loan Trust 4.504% due 10/19/2035 •	2,049	1,591
Impac Secured Assets CMN Owner Trust 4.693% due 07/25/2035 ~	171	152
IndyMac Mortgage Loan Trust 2.594% due 09/25/2046 •	437	416
JPMorgan Mortgage Trust
4.494% due 06/25/2035 ~	34	34
4.519% due 07/25/2035 ~	594	617
4.536% due 07/25/2035 ~	19	19
MASTR Adjustable Rate Mortgages Trust 4.663% due 11/21/2034 ~	70	73
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.254% due 08/15/2032 •	198	195

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Merrill Lynch Alternative Note Asset Trust 2.514% due 03/25/2037 •		714	299
Merrill Lynch Mortgage Investors Trust
4.044% due 02/25/2033 •		99	99
4.103% due 05/25/2036 ~		425	398
Morgan Stanley Capital Trust 4.661% due 06/15/2044		250	259
Morgan Stanley Mortgage Loan Trust 4.485% due 06/25/2036 ~		18	18
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		276	234
Sequoia Mortgage Trust 3.134% due 05/20/2034 •		123	122
Structured Adjustable Rate Mortgage Loan Trust 4.054% due 01/25/2035 ~		360	363
Structured Asset Mortgage Investments Trust 2.614% due 04/25/2036 •		278	271
SunTrust Adjustable Rate Mortgage Loan Trust 4.814% due 01/25/2037 ^~		504	475
Thornburg Mortgage Securities Trust
3.452% due 06/25/2047 ^•		1,006	960
3.452% due 06/25/2047 •		117	108
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	1,100	1,402
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 08/25/2046 •		$282	270
2.674% due 12/25/2045 •		1,080	1,098
3.254% due 06/25/2047 •		1,131	1,086
3.292% due 12/25/2046 •		126	126
4.188% due 08/25/2035 ~		181	185
4.720% due 06/25/2033 ~		232	240
Wells Fargo Mortgage-Backed Securities Trust
5.086% due 02/25/2035 ~		172	177
5.088% due 05/25/2036 ^~		41	42
Total Non-Agency Mortgage-Backed Securities (Cost $29,456)			31,063
ASSET-BACKED SECURITIES 8.5%
Bear Stearns Asset-Backed Securities Trust 2.574% due 03/25/2037 •		3,788	5,672
Centex Home Equity Loan Trust 3.049% due 03/25/2034 •		1,022	1,015
Chase Funding Trust 3.044% due 08/25/2032 •		64	64
Citigroup Mortgage Loan Trust 2.704% due 10/25/2036 •		639	490
Countrywide Asset-Backed Certificates
2.624% due 09/25/2037 ^•		1,425	1,193
2.674% due 03/25/2036 •		1,581	1,467
2.694% due 06/25/2036 •		351	351
2.844% due 04/25/2036 •		4,100	4,116
Countrywide Asset-Backed Certificates Trust 2.564% due 03/25/2037 •		127	126
EMC Mortgage Loan Trust 3.704% due 02/25/2041 •		31	30
GSAA Home Equity Trust
2.504% due 05/25/2037 •		1,032	516
3.681% due 03/25/2036 ~		943	440
MASTR Asset-Backed Securities Trust 5.104% due 07/25/2034 •		1,000	1,003
Morgan Stanley ABS Capital, Inc. Trust
2.494% due 01/25/2037 •		821	463
2.514% due 03/25/2037 •		3,246	1,762
2.534% due 02/25/2037 •		3,924	2,025
2.619% due 03/25/2037 •		10,946	5,542
3.319% due 03/25/2035 •		1,000	1,007
Morgan Stanley Dean Witter Capital, Inc. Trust 3.384% due 02/25/2033 •		495	497
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		244	244
North Carolina State Education Assistance Authority 3.204% due 07/25/2039 •		1,480	1,489
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •		122	122
Residential Asset Mortgage Products Trust 2.704% due 03/25/2036 •		1,857	1,832
Securitized Asset-Backed Receivables LLC Trust
2.644% due 07/25/2036 •		1,266	715
3.364% due 01/25/2036 ^•		1,510	1,205
SLM Student Loan Trust 0.000% due 06/17/2024 •	EUR	136	155
Specialty Underwriting & Residential Finance Trust 2.554% due 06/25/2037 •		$229	155
Structured Asset Investment Loan Trust 5.554% due 08/25/2033 •		540	523

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 2.614% due 02/25/2037 •		3,797	3,762
Wells Fargo Home Equity Asset-Backed Securities Trust
2.904% due 12/25/2035 •		1,900	1,875
3.349% due 03/25/2035 •		1,100	1,110
Total Asset-Backed Securities (Cost $36,853)			40,966
SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
3.750% due 12/31/2038 þ		1,700	999
5.875% due 01/11/2028		800	611
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,291	67
63.705% (ARLLMONP) due 06/21/2020 ~(a)		28,391	652
Brazil Government International Bond 5.625% due 02/21/2047		$1,100	1,174
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	3,229	1,085
6.000% due 05/15/2055 (e)		2,260	843
Israel Government International Bond 4.125% due 01/17/2048		$500	549
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	989,731	9,588
Saudi Government International Bond
4.000% due 04/17/2025		$500	533
5.000% due 04/17/2049		250	274
Total Sovereign Issues (Cost $16,833)			16,375
		SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. «(c)(h)		289,678	205
Dommo Energia S.A. SP - ADR «(c)		613	6
			211
UTILITIES 0.0%
Eneva S.A. (c)(h)		2,348	15
Eneva S.A. (h)		6,459	41
			56
Total Common Stocks (Cost $116)			267
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
SL Green Realty Corp. 6.500% due 07/30/2019 (f)		121,300	3,157
Total Preferred Securities (Cost $3,016)			3,157
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.5%
C.I.B.C. 1.802% due 07/12/2019	CAD	1,100	840
HSBC Bank Canada 1.854% due 07/11/2019		1,300	992

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Royal Bank Of Canada 1.801% due 07/11/2019	400	305
		2,137
REPURCHASE AGREEMENTS (i) 0.4%		2,126
Total Short-Term Instruments (Cost $4,224)		4,263
Total Investments in Securities (Cost $445,796)		457,686
	SHARES
INVESTMENTS IN AFFILIATES 32.4%
SHORT-TERM INSTRUMENTS 32.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.4%
PIMCO Short-Term Floating NAV Portfolio III	15,810,359	156,396
Total Short-Term Instruments (Cost $156,347)		156,396
Total Investments in Affiliates (Cost $156,347)		156,396
Total Investments 127.3% (Cost $602,143)		$614,082
Financial Derivative Instruments (j)(l) 0.7%(Cost or Premiums, net $2,504)		3,592
Other Assets and Liabilities, net (28.0)%		(135,103)
Net Assets 100.0%		$482,571

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$75	$205	0.04%
Eneva S.A.	12/21/2017-03/25/2019	41	56	0.01
		$116	$261	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.600%	06/26/2019	07/03/2019	$1,154	U.S. Treasury Notes 3.125% due 11/15/2028	$(1,155)	$1,154	$1,154
FICC	2.000	06/28/2019	07/01/2019	972	U.S. Treasury Notes 2.250% due 03/31/2021	(993)	972	972
Total Repurchase Agreements						$(2,148)	$2,126	$2,126

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
Sovereign Issues (0.6)%
Canadian Government Bond	2.750%	12/01/2048	CAD	3,200	$(2,939)	$(3,054)
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049		$1,300	(1,374)	(1,374)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	3.125%	11/15/2028		1,050	(1,118)	(1,155)
Total Short Sales (1.2)%					$(5,431)	$(5,583)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $12 of accrued interest.
The average amount of borrowings outstanding during the period ended June 30, 2019 was $(11,138) at a weighted average interest rate of 2.226%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.000	08/23/2019	626	$1,252	$5	$1
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	194	388	2	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	107.000	08/23/2019	352	352	3	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	22	22	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	563	563	5	1
Total Purchased Options					$15	$2

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	664	$142,879	$803	$0	$(26)
U.S. Treasury 5-Year Note September Futures	09/2019	226	26,703	96	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	703	89,962	1,253	22	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	26	4,617	71	0	(5)
				$2,223	$22	$(31)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	515	$(126,748)	$(1,022)	$32	$0
90-Day Eurodollar March Futures	03/2020	793	(194,860)	(837)	40	0
U.S. Treasury 30-Year Bond September Futures	09/2019	290	(45,122)	(1,500)	36	0
				$(3,359)	$108	$0
Total Futures Contracts				$(1,136)	$130	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	0.386%	$2,500	$241	$(182)	$59	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$6,014	$(431)	$(69)	$(500)	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$2,800	$180	$34	$214	$2	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	102,400	1,823	389	2,212	48	0
					$2,003	$423	$2,426	$50	$0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	16,600	$(38)	$(516)	$(554)	$0	$(8)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	3,200	(34)	409	375	28	0
Receive(7)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$14,200	(118)	(55)	(173)	4	0
Receive(7)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		3,900	(13)	(35)	(48)	1	0
Receive(7)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		150,900	(242)	(1,712)	(1,954)	14	0
Receive(7)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		137,400	(158)	(665)	(823)	32	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		27,800	0	1,645	1,645	0	(21)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		18,000	(191)	922	731	0	(14)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	81	681	762	0	(19)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		22,000	(1,225)	(68)	(1,293)	19	0
Receive(7)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		17,700	0	(696)	(696)	18	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		14,700	21	(954)	(933)	16	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		6,400	0	(408)	(408)	7	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		36,300	1,274	(1,678)	(404)	43	0
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	17	(40)	(23)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	1	(14)	(13)	1	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		34,200	(481)	(170)	(651)	17	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,600	198	(64)	134	21	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		52,400	1,658	(4,140)	(2,482)	81	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		37,800	691	4,034	4,725	0	(126)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		25,400	(384)	(3,501)	(3,885)	135	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,300	35	(109)	(74)	8	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		4,800	(109)	(825)	(934)	31	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	990,000	(342)	14	(328)	0	(7)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	(132)	(134)	6	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,000	4	255	259	0	(7)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$21,600	0	126	126	0	(13)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	5,000	(42)	1	(41)	12	0
Pay	UKRPI	3.593	Maturity	11/15/2028		800	0	7	7	2	0
Pay	UKRPI	3.595	Maturity	11/15/2028		3,800	43	(6)	37	9	0
Pay	UKRPI	3.603	Maturity	11/15/2028		600	0	7	7	1	0
							$644	$(7,687)	$(7,043)	$508	$(215)
Total Swap Agreements							$2,457	$(7,515)	$(5,058)	$559	$(220)

(k)	Securities with an aggregate market value of $6,925 and cash of $2,073 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin asset of $5 and liability of $(1) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	JPY	24,900		$230	$0	$(1)
	07/2019		$302	COP	986,181	5	0
	08/2019		2,120	CAD	2,845	54	0
BPS	07/2019	BRL	1,324		$345	1	0
	07/2019	CHF	179		180	0	(4)
	07/2019	EUR	3,093		3,469	0	(48)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019	GBP	163		208	1	0
	07/2019		$30	ARS	1,494	4	0
	07/2019		343	BRL	1,324	2	0
	07/2019		5,189	GBP	4,091	6	0
	07/2019		1,327	TWD	41,736	19	0
	08/2019	GBP	4,091		$5,197	0	(7)
	08/2019		$1,920	ARS	85,688	0	(13)
	08/2019		2,819	CAD	3,744	43	0
	09/2019	CNY	57,344		$8,278	0	(71)
BRC	07/2019	JPY	22,900		209	0	(3)
CBK	07/2019	AUD	596		415	0	(3)
	07/2019	GBP	2,282		2,899	1	0
	07/2019	JPY	1,122,900		10,307	0	(108)
	07/2019		$13,920	EUR	12,249	8	0
	07/2019		2,893	GBP	2,282	5	0
	08/2019	CAD	999		$746	0	(18)
	08/2019	EUR	11,558		13,169	0	(7)
	08/2019		$2,904	GBP	2,282	0	(1)
	09/2019		1,974	COP	6,661,159	89	0
	09/2019		1,566	IDR	22,608,862	19	0
FBF	07/2019	BRL	2,980		$779	3	0
	07/2019		$778	BRL	2,980	0	(2)
	08/2019		777		2,980	0	(3)
GLM	07/2019	EUR	9,156		$10,242	0	(170)
	07/2019		$3,424	GBP	2,698	2	0
HUS	07/2019		62	ARS	3,107	8	0
	08/2019	CAD	3,918		$2,947	0	(48)
	09/2019		$10,255	CNH	71,265	112	0
	11/2019	TWD	69,456		$2,219	0	(38)
	11/2019		$5,371	CNH	36,393	0	(81)
	01/2021	BRL	970		$150	0	(90)
JPM	07/2019		9,038		2,358	5	0
	07/2019		$2,335	BRL	9,038	19	0
	07/2019		2,335	RUB	150,244	37	0
	08/2019	MXN	2,370		$123	0	0
	09/2019		$769	IDR	11,163,819	14	0
	09/2019		2,460	TWD	77,475	51	0
	10/2019		151	MXN	2,965	1	0
	11/2019	CNH	21,216		$3,033	0	(51)
	11/2019	TWD	50,364		1,608	0	(29)
MSB	07/2019		41,736		1,325	0	(21)
	11/2019		$1,329	TWD	41,736	27	0
NGF	09/2019	CNH	13,535		$1,954	0	(15)
RBC	07/2019	COP	986,181		310	3	0
	07/2019		$2,353	ZAR	34,303	80	0
	09/2019		309	COP	986,181	0	(4)
SCX	07/2019	BRL	7,381		$1,831	0	(91)
	07/2019	CAD	2,800		2,100	0	(38)
	07/2019	GBP	6,626		8,386	0	(28)
	07/2019		$1,926	BRL	7,381	0	(4)
	09/2019	SGD	6,391		$4,680	0	(49)
	11/2019	CNH	15,177		2,168	0	(38)
SSB	08/2019	CAD	2,859		2,128	0	(57)
	09/2019	HKD	1,920		245	0	(1)
UAG	07/2019		$10,877	JPY	1,170,700	0	(18)
	08/2019	JPY	1,170,700		$10,902	18	0
Total Forward Foreign Currency Contracts						$637	$(1,160)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	4,205	$35	$2

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	42,400	$339	$928
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	43,400	254	684
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	13,500	543	12
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	3,100	151	0
							$1,287	$1,624
Total Purchased Options							$1,322	$1,626

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	700	$(1)	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	900	(1)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	300	0	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	700	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,000	(1)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	700	(1)	0
						$(5)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	2,419	$(15)	$(10)
	Call - OTC USD versus BRL		3.933	07/23/2019	2,419	(15)	(16)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	2,419	(17)	(26)
	Call - OTC USD versus ZAR		14.790	07/23/2019	2,419	(16)	(8)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	8,410	(37)	(2)
						$(100)	$(62)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	22,400	$(339)	$(924)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	22,900	(255)	(686)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	3,100	(95)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	3,100	(56)	0
							$(745)	$(1,610)
Total Written Options							$(850)	$(1,673)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	375	$69	$(39)	$30	$0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		200	38	(22)	16	0
								$107	$(61)	$46	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$400	$1	$0	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,610	$(546)	$357	$0	$(189)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800	$(2)	$10	$8	$0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MEI	Receive	ERADXULT Index	82,225	3.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/11/2019	$143,728	$0	$4,083	$4,083	$0
	Receive	ERADXULT Index	82,807	2.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/18/2020	144,745	0	4,119	4,119	0
SOG	Receive	ERADXULT Index	68,950	2.781% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/10/2019	124,986	0	(3,983)	0	(3,983)
	Receive	ERADXULT Index	34,686	2.914% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/22/2020	62,279	0	(367)	0	(367)
								$0	$3,852	$8,202	$(4,350)
Total Swap Agreements								$(440)	$4,158	$8,257	$(4,539)

(m)	Securities with an aggregate market value of $6,834 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$485	$0	$485
Corporate Bonds & Notes
Banking & Finance	0	35,948	0	35,948
Industrials	0	12,004	0	12,004
Utilities	0	4,881	0	4,881
Municipal Bonds & Notes
Illinois	0	626	0	626
Ohio	0	369	0	369
U.S. Government Agencies	0	138,688	0	138,688
U.S. Treasury Obligations	0	168,594	0	168,594
Non-Agency Mortgage-Backed Securities	0	31,063	0	31,063
Asset-Backed Securities	0	40,966	0	40,966
Sovereign Issues	0	16,375	0	16,375
Common Stocks
Energy	0	0	211	211
Utilities	15	41	0	56
Preferred Securities
Banking & Finance	3,157	0	0	3,157
Short-Term Instruments
Commercial Paper	0	2,137	0	2,137
Repurchase Agreements	0	2,126	0	2,126
	$3,172	$454,303	$211	$457,686

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156,396	$0	$0	$156,396
Total Investments	$159,568	$454,303	$211	$614,082
Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,054)	0	(3,054)
U.S. Government Agencies	0	(1,374)	0	(1,374)
U.S. Treasury Obligations	0	(1,155)	0	(1,155)
	$0	$(5,583)	$0	$(5,583)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	130	561	0	691
Over the counter	0	10,520	0	10,520
	$130	$11,081	$0	$11,211
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(220)	0	(251)
Over the counter	0	(7,372)	0	(7,372)
	$(31)	$(7,592)	$0	$(7,623)
Total Financial Derivative Instruments	$99	$3,489	$0	$3,588
Totals	$159,667	$452,209	$211	$612,087

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Hilton Worldwide Finance LLC 4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~		$467	$467
Total Loan Participations and Assignments (Cost $467)			467
CORPORATE BONDS & NOTES 15.3%
BANKING & FINANCE 9.9%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		400	415
4.500% due 05/15/2021		350	361
Ally Financial, Inc.
4.250% due 04/15/2021		200	204
4.625% due 05/19/2022		100	105
American Tower Corp. 3.800% due 08/15/2029		300	310
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		100	105
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(e)(f)	EUR	200	236
8.875% due 04/14/2021 •(e)(f)		200	254
Banco Santander S.A. 5.250% due 09/29/2023 •(e)		200	232
Barclays Bank PLC 7.625% due 11/21/2022 (f)		$300	328
Barclays PLC
3.905% (US0003M + 1.380%) due 05/16/2024 ~		200	197
4.610% due 02/15/2023 •		200	207
4.972% due 05/16/2029 •		200	213
7.125% due 06/15/2025 •(e)(f)	GBP	200	266
8.000% due 12/15/2020 •(e)(f)	EUR	500	616
BNP Paribas S.A. 3.500% due 03/01/2023		$700	720
Citigroup, Inc.
3.543% (US0003M + 1.023%) due 06/01/2024 ~		200	201
3.625% (US0003M + 1.100%) due 05/17/2024 ~		400	404
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	300	356
6.625% due 06/29/2021 •(e)(f)		200	252
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		$250	261
Crown Castle International Corp. 4.300% due 02/15/2029		400	430
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		300	289
4.250% due 10/14/2021		300	304
Discover Bank 4.650% due 09/13/2028		250	274
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	200	244
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$200	200
3.365% (US0003M + 0.830%) due 08/12/2019 •		500	500
3.408% (US0003M + 0.810%) due 04/05/2021 ~		400	395
3.753% (US0003M + 1.235%) due 02/15/2023 ~		300	291
General Motors Financial Co., Inc.
3.105% (US0003M + 0.540%) due 11/06/2020 ~		200	199
3.872% (US0003M + 1.270%) due 10/04/2019 ~		300	301
Goldman Sachs Group, Inc.
3.688% (US0003M + 1.170%) due 11/15/2021 ~		100	101
4.125% (US0003M + 1.600%) due 11/29/2023 ~		500	514
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		200	200
4.098% (US0003M + 1.500%) due 01/05/2022 ~		200	204
4.300% due 03/08/2026		200	215
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		200	200
3.482% (US0003M + 0.890%) due 07/23/2024 ~		200	201
3.797% due 07/23/2024 •		100	105
6.053% (US0003M + 3.470%) due 07/30/2019 ~(e)		100	100
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	209

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

4.550% due 08/16/2028		200	216
Nationwide Building Society 4.363% due 08/01/2024 •		200	209
Navient Corp. 8.000% due 03/25/2020		350	363
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		500	499
2.650% due 07/13/2022		100	100
3.020% due 09/28/2022 •		100	99
3.150% due 03/15/2021		200	202
3.247% (US0003M + 0.650%) due 07/13/2022 ~		100	100
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		400	427
7.500% due 08/10/2020 •(e)(f)		200	205
8.625% due 08/15/2021 •(e)(f)		200	216
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		200	213
Santander UK PLC 2.875% due 06/18/2024		300	302
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (e)	EUR	30	42
UBS AG 5.125% due 05/15/2024 (f)		$200	213
UBS Group Funding Switzerland AG 3.468% (US0003M + 0.950%) due 08/15/2023 ~		200	200
UniCredit SpA 7.830% due 12/04/2023		350	400
WP Carey, Inc. 4.250% due 10/01/2026		300	313
WPC Eurobond BV 2.250% due 04/09/2026	EUR	200	243
			16,281
INDUSTRIALS 4.2%
AbbVie, Inc. 2.900% due 11/06/2022		$200	201
AP Moller - Maersk A/S 3.750% due 09/22/2024		300	304
Bacardi Ltd. 4.700% due 05/15/2028		200	214
BAT Capital Corp.
2.764% due 08/15/2022		100	100
3.398% (US0003M + 0.880%) due 08/15/2022 ~		100	100
Campbell Soup Co. 3.650% due 03/15/2023		200	206
Charter Communications Operating LLC
4.229% (US0003M + 1.650%) due 02/01/2024 ~		300	302
4.464% due 07/23/2022		200	210
4.908% due 07/23/2025		200	217
Conagra Brands, Inc. 3.342% (US0003M + 0.750%) due 10/22/2020 ~		100	100
CSN Resources S.A. 7.625% due 02/13/2023		200	212
Daimler Finance North America LLC 3.235% (US0003M + 0.670%) due 11/05/2021 ~		150	151
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		300	301
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		100	100
Energy Transfer Operating LP 4.250% due 03/15/2023		100	105
HCA, Inc. 5.875% due 03/15/2022		500	547
Huntsman International LLC 5.125% due 11/15/2022		300	317
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		300	302
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		300	301
INEOS Finance PLC 2.125% due 11/15/2025	EUR	200	226
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		$200	210
McDonald’s Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Micron Technology, Inc. 5.327% due 02/06/2029		200	212
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		200	198
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		300	317
Pernod Ricard S.A. 4.450% due 01/15/2022		300	314
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		30	30

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

Southern Co. 2.350% due 07/01/2021	200	200
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~	300	300
United Technologies Corp. 3.650% due 08/16/2023	100	105
Wabtec Corp. 4.400% due 03/15/2024	200	212
Woodside Finance Ltd. 4.600% due 05/10/2021	100	103
		6,917
UTILITIES 1.2%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	400	402
3.547% (US0003M + 0.950%) due 07/15/2021 ~	300	303
3.616% (US0003M + 1.180%) due 06/12/2024 ~	200	203
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~	100	100
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~	100	100
Southern California Edison Co.
3.650% due 03/01/2028	200	205
3.700% due 08/01/2025	200	207
Sprint Corp. 7.250% due 09/15/2021	250	266
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~	100	101
		1,887
Total Corporate Bonds & Notes (Cost $24,397)		25,085
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	50	59
7.750% due 01/01/2042	15	17
Total Municipal Bonds & Notes (Cost $64)		76
U.S. GOVERNMENT AGENCIES 31.3%
Fannie Mae UMBS
3.500% due 03/01/2048	1,378	1,417
4.000% due 05/01/2047 - 09/01/2048	3,470	3,609
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	9,748	9,961
4.000% due 07/01/2049 - 08/01/2049	34,000	35,125
Freddie Mac
5.000% due 04/15/2041	400	479
5.500% due 03/15/2034	198	217
Ginnie Mae, TBA 5.000% due 08/01/2049	400	418
Total U.S. Government Agencies (Cost $51,010)		51,226
U.S. TREASURY OBLIGATIONS 40.2%
U.S. Treasury Bonds
3.000% due 08/15/2048	200	219
3.000% due 02/15/2049	2,000	2,194
4.375% due 05/15/2040	300	399
4.625% due 02/15/2040	300	412
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	1,078	1,068
0.125% due 01/15/2022	4,064	4,039
0.125% due 04/15/2022	5,043	5,004
0.125% due 07/15/2022	3,333	3,324
0.375% due 01/15/2027	1,587	1,598
0.625% due 07/15/2021	1,247	1,255
1.000% due 02/15/2048	1,243	1,310
1.125% due 01/15/2021	818	824
2.375% due 01/15/2027	2,281	2,635
U.S. Treasury Notes
1.375% due 09/30/2020	3,600	3,577
1.375% due 10/31/2020	1,900	1,888
1.500% due 08/15/2026	800	779
1.625% due 02/15/2026	200	197
1.750% due 12/31/2020	5,800	5,792
2.000% due 11/30/2020 (j)(l)	1,050	1,052
2.000% due 11/15/2026	300	302
2.125% due 08/31/2020	3,000	3,007

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

2.250% due 08/15/2027		500	512
2.625% due 12/31/2025		1,300	1,361
2.625% due 02/15/2029		15,300	16,128
3.000% due 09/30/2025		3,300	3,524
3.000% due 10/31/2025		3,200	3,419
Total U.S. Treasury Obligations (Cost $64,270)			65,819
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Mortgage Trust
4.607% due 01/25/2035 ~		49	47
4.817% due 02/25/2034 ~		35	36
Bear Stearns Adjustable Rate Mortgage Trust 4.910% due 02/25/2036 •		29	30
Bear Stearns ALT-A Trust
2.744% due 12/25/2046 ^•		42	37
4.223% due 11/25/2035 ^~		568	536
Chase Mortgage Finance Trust 6.000% due 11/25/2036 ^		160	120
ChaseFlex Trust 2.704% due 07/25/2037 •		394	355
Citigroup Mortgage Loan Trust
4.552% due 08/25/2035 ^~		69	61
4.820% due 10/25/2035 •		17	17
Citigroup Mortgage Loan Trust, Inc. 4.481% due 08/25/2035 ~		19	20
Countrywide Alternative Loan Trust
2.524% due 12/25/2046 •		360	348
2.574% due 11/25/2036 •		409	398
2.613% due 05/20/2046 ^•		33	28
2.983% due 11/20/2035 •		58	56
3.904% due 08/25/2035 •		28	28
3.984% due 01/25/2036 •		121	124
Countrywide Home Loan Mortgage Pass-Through Trust
2.864% due 05/25/2035 •		150	139
3.064% due 02/25/2035 •		31	30
3.927% due 08/25/2034 ~		56	55
4.332% due 10/20/2034 ~		163	153
Credit Suisse First Boston Mortgage Securities Corp. 5.000% due 07/25/2020		5	5
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		495	501
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		120	103
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.904% due 02/25/2035 •		399	392
Downey Savings & Loan Association Mortgage Loan Trust 2.580% due 10/19/2036 •		151	135
First Horizon Asset Securities, Inc. 5.500% due 12/25/2035 ^		65	54
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		30	31
4.716% due 11/25/2035 ~		49	50
5.500% due 01/25/2037		195	216
JPMorgan Mortgage Trust 4.519% due 07/25/2035 ~		298	306
Luminent Mortgage Trust 2.644% due 04/25/2036 •		306	261
Morgan Stanley Mortgage Loan Trust 4.485% due 06/25/2036 ~		16	17
Morgan Stanley Re-REMIC Trust
3.246% due 02/26/2037 •		205	184
5.250% due 05/26/2037 ~		207	175
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2036 ^		145	135
Structured Adjustable Rate Mortgage Loan Trust 2.704% due 08/25/2036 ^•		355	284
Structured Asset Mortgage Investments Trust 2.634% due 02/25/2036 ^•		745	732
Thornburg Mortgage Securities Trust
3.452% due 06/25/2047 ^•		319	300
3.452% due 06/25/2047 •		11	10
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	500	637
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 08/25/2046 •		$282	270
2.684% due 11/25/2045 •		47	46
3.815% due 06/25/2037 ^~		97	94
Wells Fargo Mortgage-Backed Securities Trust 4.759% due 11/25/2036 ^~		46	46
Total Non-Agency Mortgage-Backed Securities (Cost $6,644)			7,602
ASSET-BACKED SECURITIES 4.4%
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		171	173

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

Countrywide Asset-Backed Certificates 2.844% due 04/25/2036 •		300	301
EMC Mortgage Loan Trust 3.304% due 05/25/2043 •		47	47
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		200	199
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		801	804
GLS Auto Receivables Issuer Trust 3.370% due 01/17/2023		411	415
GSAMP Trust
2.534% due 12/25/2046 •		265	174
2.574% due 12/25/2036 •		2,045	1,221
2.634% due 01/25/2037 •		200	175
HSI Asset Securitization Corp. Trust 2.584% due 04/25/2037 •		1,193	1,020
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		490	501
Long Beach Mortgage Loan Trust 2.624% due 02/25/2036 •		331	325
Morgan Stanley ABS Capital, Inc. Trust 2.619% due 03/25/2037 •		1,298	657
Morgan Stanley Dean Witter Capital, Inc. Trust 3.384% due 02/25/2033 •		417	419
Morgan Stanley Mortgage Loan Trust 2.574% due 11/25/2036 •		192	80
Securitized Asset-Backed Receivables LLC Trust 2.644% due 07/25/2036 •		60	34
SLM Student Loan Trust 0.000% due 06/17/2024 •	EUR	48	54
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		$581	588
Total Asset-Backed Securities (Cost $6,669)			7,187
SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
3.750% due 12/31/2038 þ		800	470
5.875% due 01/11/2028		400	305
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	290	6
63.705% (ARLLMONP) due 06/21/2020 ~(a)		7,603	175
Brazil Government International Bond 5.625% due 02/21/2047		$200	214
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	969	325
6.000% due 05/15/2055 (d)		646	241
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	383,773	3,718
Total Sovereign Issues (Cost $5,468)			5,454
		SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. «(c)(g)		118,535	84
Dommo Energia S.A. SP - ADR «(c)		253	2
			86
UTILITIES 0.0%
Eneva S.A. (c)(g)		961	6
Eneva S.A. (g)		2,643	17
			23
Total Common Stocks (Cost $48)			109
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$500	500

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	300	301
		801
REPURCHASE AGREEMENTS (h) 1.1%		1,723
Total Short-Term Instruments (Cost $2,523)		2,524
Total Investments in Securities (Cost $161,560)		165,549
	SHARES
INVESTMENTS IN AFFILIATES 26.6%
SHORT-TERM INSTRUMENTS 26.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.6%
PIMCO Short Asset Portfolio	1,424,931	14,173
PIMCO Short-Term Floating NAV Portfolio III	2,971,023	29,389
Total Short-Term Instruments (Cost $43,630)		43,562
Total Investments in Affiliates (Cost $43,630)		43,562
Total Investments 127.8% (Cost $205,190)		$209,111
Financial Derivative Instruments (i)(k) 2.8%(Cost or Premiums, net $(259))		4,663
Other Assets and Liabilities, net (30.6)%		(50,093)
Net Assets 100.0%		$163,681

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2027 - 12/26/2017	$31	$84	0.05%
Eneva S.A.	12/21/2017	17	23	0.02
		$48	$107	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.600%	06/26/2019	07/03/2019	$440	U.S. Treasury Notes 3.125% due 11/15/2028	$(440)	$440	$440
FICC	2.000	06/28/2019	07/01/2019	1,283	U.S. Treasury Notes 2.250% due 03/31/2021	(1,312)	1,283	1,283
Total Repurchase Agreements						$(1,752)	$1,723	$1,723

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
Sovereign Issues (0.7)%
Canadian Government Bond	2.750%	12/01/2048	CAD	1,300	$(1,207)	$(1,240)
U.S. Government Agencies (3.9)%
Fannie Mae UMBS, TBA	4.000%	07/01/2049		$5,800	(6,001)	(5,994)
Fannie Mae UMBS, TBA	5.000	08/01/2049		400	(423)	(423)
Total U.S. Government Agencies					(6,424)	(6,417)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	3.125%	11/15/2028		400	(426)	(440)
Total Short Sales (4.9)%					$(8,057)	$(8,097)

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(2,878) at a weighted average interest rate of 2.199%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(1)	Includes accrued interest.
(2)	Payable for short sales includes $4 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$108.000	08/23/2019	145	$145	$1	$0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	36	36	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	183	183	2	0
Total Purchased Options					$3	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	67	$14,417	$93	$0	$(3)
U.S. Treasury 5-Year Note September Futures	09/2019	348	41,118	511	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	155	19,835	425	5	0
				$1,029	$5	$(3)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	157	$(38,640)	$(361)	$10	$0
90-Day Eurodollar March Futures	03/2020	268	(65,854)	(649)	13	0
U.S. Treasury 30-Year Bond September Futures	09/2019	60	(9,336)	(335)	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	27	(4,794)	(149)	5	0
				$(1,494)	$36	$0
Total Futures Contracts				$(465)	$41	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$11,700	$203	$50	$253	$5	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	4,900	$(1)	$(163)	$(164)	$0	$(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	1,300	1	151	152	11	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$1,500	(9)	(9)	(18)	0	0
Receive(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		18,700	(64)	(164)	(228)	6	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		29,400	(18)	(363)	(381)	3	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		45,600	0	(273)	(273)	11	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		6,600	0	391	391	0	(5)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		3,700	(39)	189	150	0	(3)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		5,700	(7)	89	82	0	(2)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		4,000	(223)	(12)	(235)	3	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		8,500	0	(334)	(334)	9	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,400	(65)	(913)	(978)	17	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		3,400	0	(217)	(217)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		4,000	235	(279)	(44)	5	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	(73)	(76)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,100	1	41	42	7	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		800	48	(24)	24	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		300	(5)	(9)	(14)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,400	473	(703)	(230)	14	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		1,400	(37)	(92)	(129)	2	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		7,900	(28)	1,016	988	0	(26)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		5,800	34	(921)	(887)	31	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,400	160	(240)	(80)	8	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		500	(17)	(80)	(97)	3	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	370,000	(128)	5	(123)	0	(3)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	(15)	(15)	1	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		150	0	39	39	0	(1)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$3,200	0	19	19	0	(2)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,500	0	(12)	(12)	4	0
Pay	UKRPI	3.593	Maturity	11/15/2028		300	0	3	3	1	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,300	17	(5)	12	3	0
Pay	UKRPI	3.603	Maturity	11/15/2028		200	0	2	2	1	0
							$325	$(2,956)	$(2,631)	$147	$(44)
Total Swap Agreements							$528	$(2,906)	$(2,378)	$152	$(44)

(j)	Securities with an aggregate market value of $155 and cash of $1,396 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$718	CAD	962	$17	$0
BPS	07/2019	BRL	485		$127	0	0
	07/2019	EUR	1,032		1,157	0	(16)
	07/2019	GBP	202		258	1	0
	07/2019	JPY	11,400		105	0	(1)
	07/2019		$127	BRL	485	0	0
	07/2019		446	CAD	599	11	0
	07/2019		1,392	GBP	1,100	5	0
	07/2019		485	TWD	15,254	7	0
	08/2019	GBP	770		$978	0	(1)
	08/2019		$733	ARS	32,735	0	(5)
	08/2019		126	BRL	485	0	0
BRC	10/2019		1	MXN	16	0	0
CBK	07/2019	ARS	159		$3	0	0
	07/2019	CAD	292		216	0	(7)
	07/2019	JPY	407,300		3,739	0	(39)
	07/2019		$4,885	EUR	4,298	3	0
	08/2019	EUR	4,298		$4,897	0	(3)
	09/2019		$633	IDR	9,142,905	8	0
GLM	07/2019	COP	2,633,637		$827	8	0
	07/2019	EUR	3,266		3,651	0	(62)
	07/2019		$1,298	GBP	1,023	1	0
	08/2019		1	MXN	16	0	0
	10/2019	MXN	16		$1	0	0
	10/2019		$823	COP	2,633,637	0	(8)
HUS	07/2019		11	ARS	555	1	0
	09/2019		802	CNH	5,573	9	0
	11/2019	TWD	25,511		$815	0	(14)
	11/2019		$2,388	CNH	16,182	0	(36)
	01/2021	BRL	330		$51	0	(31)
JPM	07/2019		$792	RUB	50,961	13	0
	09/2019		159	IDR	2,312,325	3	0
	09/2019		900	TWD	28,345	18	0
	11/2019	TWD	18,500		$591	0	(11)
MSB	07/2019	BRL	3,057		798	2	0
	07/2019	TWD	15,254		484	0	(8)
	07/2019		$792	BRL	3,057	4	0
	11/2019		486	TWD	15,254	10	0
MYI	07/2019	CAD	997		$743	0	(18)
NGF	09/2019	CNH	5,596		808	0	(6)
	11/2019		9,433		1,348	0	(23)
RBC	07/2019		$796	ZAR	11,608	27	0
SCX	07/2019	BRL	2,572		$638	0	(32)
	07/2019	GBP	1,921		2,431	0	(8)
	07/2019		$671	BRL	2,572	0	(1)
	09/2019	SGD	2,169		$1,588	0	(17)
	11/2019	CNH	6,749		964	0	(17)
SSB	07/2019	CAD	623		466	0	(10)
TOR	07/2019		$779	COP	2,633,637	40	0
UAG	07/2019		3,890	JPY	418,700	0	(7)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

08/2019	JPY	418,700	$3,899	6	0
Total Forward Foreign Currency Contracts				$194	$(381)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	1,660	$14	$1

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	16,500	$132	$361
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	17,100	100	270
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	2,300	92	2
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	1,000	49	0
							$373	$633
Total Purchased Options							$387	$634

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	300	$(1)	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	300	0	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	100	0	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	300	0	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	400	(1)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	300	0	0
						$(2)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	814	$(5)	$(3)
	Call - OTC USD versus BRL		3.933	07/23/2019	814	(5)	(5)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	814	(6)	(9)
	Call - OTC USD versus ZAR		14.790	07/23/2019	814	(5)	(3)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	3,320	(15)	(1)
						$(36)	$(21)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	8,700	$(132)	$(359)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	9,000	(100)	(269)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	1,000	(30)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	1,000	(18)	0
							$(280)	$(628)
Total Written Options							$(318)	$(650)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	100	$19	$(11)	$8	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624	50	9	(5)	4	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624	100	19	(11)	8	0
							$47	$(27)	$20	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$200	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$4,351	$(905)	$590	$0	$(315)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	3,800	$(1)	$4	$3	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	7,776	2.519% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	$26,337	$0	$423	$423	$0
FAR	Receive	ERAUSST Index	7,281	2.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/08/2019	25,322	0	(42)	0	(42)
JPM	Receive	ERAUSST Index	24,188	2.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/10/2019	82,183	0	1,870	1,870	0
SOG	Receive	ERAUSST Index	7,776	2.410% (1-Month USD-LIBOR less a specified spread)	Maturity	02/06/2020	23,995	0	2,761	2,761	0
								$0	$5,012	$5,054	$(42)
Total Swap Agreements								$(859)	$5,579	$5,077	$(357)

(l)	Securities with an aggregate market value of $430 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$467	$0	$467
Corporate Bonds & Notes
Banking & Finance	0	16,281	0	16,281
Industrials	0	6,917	0	6,917
Utilities	0	1,887	0	1,887
Municipal Bonds & Notes
Illinois	0	76	0	76
U.S. Government Agencies	0	51,226	0	51,226
U.S. Treasury Obligations	0	65,819	0	65,819
Non-Agency Mortgage-Backed Securities	0	7,602	0	7,602
Asset-Backed Securities	0	7,187	0	7,187
Sovereign Issues	0	5,454	0	5,454
Common Stocks
Energy	0	0	86	86
Utilities	6	17	0	23
Short-Term Instruments
Certificates of Deposit	0	801	0	801
Repurchase Agreements	0	1,723	0	1,723
	$6	$165,457	$86	$165,549
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,562	$0	$0	$43,562
Total Investments	$43,568	$165,457	$86	$209,111
Short Sales, at Value - Liabilities
Sovereign Issues	0	(1,240)	0	(1,240)
U.S. Government Agencies	0	(6,417)	0	(6,417)
U.S. Treasury Obligations	0	(440)	0	(440)
	$0	$(8,097)	$0	$(8,097)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	152	0	193
Over the counter	0	5,905	0	5,905
	$41	$6,057	$0	$6,098
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(44)	0	(47)
Over the counter	0	(1,388)	0	(1,388)
	$(3)	$(1,432)	$0	$(1,435)
Total Financial Derivative Instruments	$38	$4,625	$0	$4,663
Totals	$43,606	$161,985	$86	$205,677

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		$2,806	$2,805
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~		3,154	3,136
Total Loan Participations and Assignments (Cost $5,964)			5,941
CORPORATE BONDS & NOTES 15.1%
BANKING & FINANCE 9.8%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		400	404
4.125% due 07/03/2023		3,400	3,537
4.450% due 12/16/2021		450	467
4.500% due 05/15/2021		350	361
American Tower Corp. 3.800% due 08/15/2029		2,800	2,892
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,298
ASR Nederland NV 5.125% due 09/29/2045 •	EUR	300	400
Aviation Capital Group LLC
2.875% due 01/20/2022		$800	806
4.375% due 01/30/2024		200	211
7.125% due 10/15/2020		800	846
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	214
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,000	1,052
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	1,000	1,179
8.875% due 04/14/2021 •(g)(h)		1,400	1,777
Banco Santander S.A.
5.250% due 09/29/2023 •(g)		200	232
6.250% due 09/11/2021 •(g)(h)		3,500	4,194
Bank of Ireland 7.375% due 06/18/2020 •(g)(h)		400	481
Barclays Bank PLC 10.179% due 06/12/2021		$3,300	3,735
Barclays PLC
3.200% due 08/10/2021		5,200	5,239
3.905% (US0003M + 1.380%) due 05/16/2024 ~		2,200	2,169
4.610% due 02/15/2023 •		2,900	3,007
7.000% due 09/15/2019 •(g)(h)	GBP	400	513
7.125% due 06/15/2025 •(g)(h)		1,500	1,993
8.000% due 12/15/2020 •(g)(h)	EUR	2,300	2,834
8.000% due 06/15/2024 •(g)(h)		$1,300	1,364
BPCE S.A. 2.500% due 07/15/2019		1,300	1,300
Citigroup, Inc.
3.543% (US0003M + 1.023%) due 06/01/2024 ~		3,100	3,119
4.044% due 06/01/2024 •		3,900	4,123
Cooperatieve Rabobank UA
2.500% due 01/19/2021		1,500	1,505
5.500% due 06/29/2020 •(g)(h)	EUR	700	830
6.625% due 06/29/2021 •(g)(h)		2,600	3,279
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022		$300	317
Credit Suisse Group AG 7.500% due 07/17/2023 •(g)(h)		1,400	1,504
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		1,000	1,045
Danske Bank A/S 3.496% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,069
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,800	2,024
3.751% (US0003M + 1.230%) due 02/27/2023 ~		$4,200	4,052
4.250% due 10/14/2021		3,700	3,750
Discover Bank 4.650% due 09/13/2028		2,300	2,517
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		474	493

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	1,098
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,700	1,706
3.273% (US0003M + 0.930%) due 09/24/2020 ~		2,800	2,798
3.365% (US0003M + 0.830%) due 08/12/2019 •		6,200	6,202
3.408% (US0003M + 0.810%) due 04/05/2021 ~		1,300	1,283
3.592% (US0003M + 1.000%) due 01/09/2020 ~		1,600	1,603
3.600% (US0003M + 1.270%) due 03/28/2022 ~		1,700	1,673
3.656% (US0003M + 1.080%) due 08/03/2022 ~		300	294
3.753% (US0003M + 1.235%) due 02/15/2023 ~		500	486
5.139% (US0003M + 2.550%) due 01/07/2021 ~		1,300	1,324
General Motors Financial Co., Inc.
3.588% (US0003M + 0.990%) due 01/05/2023 ~		100	99
3.640% (US0003M + 1.310%) due 06/30/2022 ~		400	400
3.872% (US0003M + 1.270%) due 10/04/2019 ~		1,400	1,403
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,126
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		1,200	1,201
3.400% due 03/08/2021		1,800	1,828
3.520% (US0003M + 1.000%) due 05/18/2024 ~		400	401
4.098% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,045
4.292% due 09/12/2026 •		400	426
4.750% due 07/04/2029 •(g)(h)	EUR	500	598
5.875% due 09/28/2026 •(g)(h)	GBP	1,200	1,604
6.500% due 03/23/2028 •(g)(h)		$500	525
Industrial & Commercial Bank of China Ltd. 3.231% due 11/13/2019		900	902
International Lease Finance Corp.
4.625% due 04/15/2021		200	206
5.875% due 08/15/2022		200	218
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,706
3.125% due 01/23/2025		600	617
3.482% (US0003M + 0.890%) due 07/23/2024 ~		2,600	2,610
3.797% due 07/23/2024 •		1,100	1,154
3.900% due 07/15/2025		500	534
6.053% (US0003M + 3.470%) due 07/30/2019 ~(g)		1,600	1,599
Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		1,800	1,801
4.050% due 08/16/2023		700	731
4.550% due 08/16/2028		600	648
6.375% due 06/27/2020 •(g)(h)	EUR	200	236
7.500% due 09/27/2025 •(g)(h)		$600	631
7.625% due 06/27/2023 •(g)(h)	GBP	925	1,282
Morgan Stanley
5.500% due 01/26/2020		$500	509
5.500% due 07/24/2020		200	206
Nationwide Building Society 4.363% due 08/01/2024 •		1,500	1,566
Navient Corp. 8.000% due 03/25/2020		1,700	1,764
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		600	598
2.650% due 07/13/2022		100	100
3.247% (US0003M + 0.650%) due 07/13/2022 ~		400	398
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,598
4.519% due 06/25/2024 •		1,000	1,042
4.892% due 05/18/2029 •		2,700	2,884
7.500% due 08/10/2020 •(g)(h)		1,700	1,747
8.625% due 08/15/2021 •(g)(h)		500	540
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,200	2,338
6.750% due 06/24/2024 •(g)(h)	GBP	900	1,196
Santander UK PLC
2.875% due 06/18/2024		$2,000	2,011
3.400% due 06/01/2021		400	407
Springleaf Finance Corp. 7.750% due 10/01/2021		300	329
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	770	1,074
Sunac China Holdings Ltd. 8.350% due 04/19/2023		$1,200	1,232
UBS AG 5.125% due 05/15/2024 (h)		3,900	4,144
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		800	805
3.468% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,403
UniCredit SpA
6.572% due 01/14/2022		2,700	2,870
7.830% due 12/04/2023		3,850	4,401
Wells Fargo & Co. 3.000% due 02/19/2025		900	915

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,900	3,521
			159,728

INDUSTRIALS 4.1%
AbbVie, Inc.
2.900% due 11/06/2022		$2,000	2,014
3.750% due 11/14/2023		200	209
Allergan Sales LLC 4.875% due 02/15/2021		558	575
Amgen, Inc. 3.875% due 11/15/2021		400	413
Bacardi Ltd.
2.750% due 07/15/2026		100	95
4.700% due 05/15/2028		300	321
BAT Capital Corp.
2.764% due 08/15/2022		300	301
3.222% due 08/15/2024		200	202
3.398% (US0003M + 0.880%) due 08/15/2022 ~		400	401
Campbell Soup Co. 3.040% (US0003M + 0.630%) due 03/15/2021 ~		200	200
Charter Communications Operating LLC
4.229% (US0003M + 1.650%) due 02/01/2024 ~		3,500	3,517
4.464% due 07/23/2022		5,600	5,885
4.908% due 07/23/2025		1,700	1,846
Comcast Corp. 3.950% due 10/15/2025		736	794
Conagra Brands, Inc. 3.342% (US0003M + 0.750%) due 10/22/2020 ~		900	900
Continental Airlines Pass-Through Trust 7.250% due 05/10/2021		128	130
CSN Resources S.A. 7.625% due 02/13/2023		1,300	1,376
Daimler Finance North America LLC 3.400% due 02/22/2022		4,300	4,387
Dell International LLC 4.420% due 06/15/2021		3,100	3,194
Deutsche Telekom International Finance BV 2.820% due 01/19/2022		3,100	3,128
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		3,400	3,416
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		1,100	1,103
Energy Transfer Operating LP 4.250% due 03/15/2023		400	418
EQT Corp. 4.875% due 11/15/2021		400	418
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)		700	715
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		300	300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,564
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		$3,900	3,910
Imperial Brands Finance PLC 2.950% due 07/21/2020		700	702
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,700	3,051
JT International Financial Services BV 1.125% due 09/28/2025		200	237
Kraft Heinz Foods Co.
2.800% due 07/02/2020		$1,100	1,102
3.115% (US0003M + 0.570%) due 02/10/2021 ~		2,400	2,396
McDonald’s Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		1,300	1,301
Micron Technology, Inc. 5.327% due 02/06/2029		1,600	1,695
NTT Finance Corp. 1.900% due 07/21/2021		500	496
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,200	1,246
Sands China Ltd. 5.125% due 08/08/2025		2,600	2,793
SASOL Financing USA LLC 5.875% due 03/27/2024		400	434
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		2,600	2,596
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		225	226
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~		400	400
3.650% due 08/16/2023		1,500	1,571
3.950% due 08/16/2025		300	324

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,400	3,403
3.375% due 11/30/2021	400	407
		67,112

UTILITIES 1.2%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	4,700	4,725
3.547% (US0003M + 0.950%) due 07/15/2021 ~	1,800	1,816
3.616% (US0003M + 1.180%) due 06/12/2024 ~	4,000	4,053
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~	1,300	1,303
Edison International 5.750% due 06/15/2027	900	968
NextEra Energy Capital Holdings, Inc. 3.342% due 09/01/2020	50	51
Petrobras Global Finance BV 5.299% due 01/27/2025	531	565
Rio Oil Finance Trust 9.250% due 07/06/2024	185	207
Southern California Edison Co. 3.650% due 03/01/2028	1,900	1,946
Sprint Communications, Inc. 7.000% due 03/01/2020	1,200	1,233
Sprint Corp. 7.250% due 09/15/2021	300	319
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~	1,600	1,622
		18,808
Total Corporate Bonds & Notes (Cost $239,946)		245,648

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	420	500
7.750% due 01/01/2042	150	169
Total Municipal Bonds & Notes (Cost $564)		669

U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
3.446% due 03/25/2041 •(a)	4,967	830
4.296% due 03/25/2036 •(a)	2,656	413
4.346% due 05/25/2036 •(a)	247	6
16.942% due 12/25/2036 •	170	244
Fannie Mae UMBS
3.500% due 06/01/2045 - 10/01/2048	95,591	98,238
4.000% due 10/01/2047 - 03/01/2049	27,820	29,069
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	36,000	36,786
4.000% due 07/01/2049 - 08/01/2049	294,300	304,050
Freddie Mac
4.076% due 07/15/2036 •(a)	2,661	452
4.306% due 04/15/2036 •(a)	766	93
Ginnie Mae
3.237% due 04/20/2068 •	3,156	3,178
3.500% due 11/20/2044 •	3,246	3,316
Ginnie Mae, TBA 5.000% due 07/01/2049	5,400	5,645
Total U.S. Government Agencies (Cost $478,378)		482,320

U.S. TREASURY OBLIGATIONS 41.7%
U.S. Treasury Bonds
3.000% due 08/15/2048	400	438
3.000% due 02/15/2049	20,800	22,816
4.375% due 05/15/2040	10,000	13,309
4.625% due 02/15/2040	1,300	1,783
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021	10,457	10,362
0.125% due 01/15/2022	47,751	47,461
0.125% due 04/15/2022	35,090	34,822
0.125% due 07/15/2022	48,776	48,641
0.625% due 07/15/2021	13,377	13,462
0.625% due 01/15/2026	2,312	2,368
1.000% due 02/15/2048	15,542	16,371
1.125% due 01/15/2021	9,110	9,183
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)	42,400	42,128
1.375% due 10/31/2020 (k)(m)	44,800	44,510
1.625% due 02/15/2026 (m)	3,400	3,349

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

1.750% due 05/15/2023 (k)(m)		2,330	2,331
2.000% due 07/31/2022 (k)		87,500	88,209
2.125% due 08/31/2020 (k)(m)		10,000	10,024
2.125% due 08/15/2021 (m)		300	302
2.250% due 12/31/2023 (k)(m)		2,700	2,758
2.625% due 12/31/2025 (m)		12,300	12,876
2.625% due 02/15/2029		162,400	171,183
2.875% due 05/15/2028 (m)		13,300	14,275
3.000% due 09/30/2025		30,800	32,891
3.000% due 10/31/2025		30,800	32,909
Total U.S. Treasury Obligations (Cost $661,080)			678,761

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Adjustable Rate Mortgage Trust
4.399% due 01/25/2036 ^~		3,168	2,882
4.446% due 09/25/2035 ^~		42	41
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		810	786
Banc of America Funding Trust
2.593% due 04/20/2047 ^•		125	114
4.746% due 09/20/2034 ~		48	49
BCAP LLC Trust 5.250% due 04/26/2037		116	98
Bear Stearns Adjustable Rate Mortgage Trust
4.314% due 07/25/2034 ~		158	157
4.351% due 01/25/2035 ~		11	11
4.401% due 04/25/2033 ~		64	65
4.585% due 08/25/2033 ~		101	103
4.673% due 02/25/2034 ~		16	17
4.735% due 01/25/2033 ~		1,035	1,079
4.740% due 02/25/2033 ~		9	9
Bear Stearns ALT-A Trust
2.904% due 01/25/2036 ^•		208	222
4.544% due 10/25/2033 ~		5	5
4.625% due 05/25/2035 ~		72	74
Citigroup Mortgage Loan Trust, Inc. 4.200% due 09/25/2035 •		5	5
Countrywide Alternative Loan Trust
2.574% due 11/25/2036 •		148	144
2.584% due 05/25/2047 •		362	351
2.724% due 11/25/2035 •		5,749	5,388
2.804% due 08/25/2037 •		324	252
3.504% due 12/25/2035 •		214	208
5.500% due 11/25/2035		114	89
6.250% due 08/01/2036		3,049	2,650
Countrywide Home Loan Mortgage Pass-Through Trust
3.064% due 02/25/2035 •		50	50
3.927% due 08/25/2034 ~		99	97
4.025% due 09/25/2047 ^~		3	3
Credit Suisse First Boston Mortgage Securities Corp. 3.133% due 03/25/2032 ~		9	9
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		3,317	3,357
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.154% due 10/25/2047 •		4,944	4,713
Eurohome UK Mortgages PLC 0.936% due 06/15/2044 •	GBP	497	610
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		$9	9
6.000% due 03/25/2032		2	2
HarborView Mortgage Loan Trust 2.610% due 07/19/2047 •		6,141	5,889
IndyMac Mortgage Loan Trust
2.884% due 07/25/2035 •		2	2
3.044% due 07/25/2045 •		98	93
JPMorgan Mortgage Trust 4.494% due 04/25/2037 ~		152	143
Lehman XS Trust 2.654% due 08/25/2037 •		2,402	2,374
MASTR Adjustable Rate Mortgages Trust
2.614% due 04/25/2046 •		8	7
4.422% due 10/25/2033 ~		1,308	1,124
Merrill Lynch Alternative Note Asset Trust 2.604% due 03/25/2037 •		8,313	3,521
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •		443	423
4.602% due 05/25/2033 ~		150	153
Merrill Lynch Mortgage-Backed Securities Trust 4.306% due 04/25/2037 ^~		15	15
PHH Alternative Mortgage Trust 2.564% due 02/25/2037 •		5,322	4,495
Residential Accredit Loans, Inc. Trust 2.574% due 01/25/2037 •		5,193	4,903
Sequoia Mortgage Trust
3.005% due 03/20/2035 •		23	22

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

3.808% due 01/20/2047 ^~		8	7
Structured Adjustable Rate Mortgage Loan Trust 3.868% due 11/25/2035 ^~		3,573	3,405
Structured Asset Mortgage Investments Trust 3.090% due 02/19/2035 •		52	51
Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•		21	20
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	4,800	6,119
WaMu Mortgage Pass-Through Certificates Trust
2.458% due 12/25/2046 •		$395	399
3.314% due 07/25/2047 •		899	825
3.384% due 10/25/2046 ^•		10,782	10,189
3.460% due 01/25/2037 ^~		4	4
3.566% due 04/25/2037 ^~		12	11
3.683% due 12/25/2036 ^~		4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
3.254% due 02/25/2047 ^•		4,636	4,227
3.474% due 05/25/2046 ^•		6	5
3.941% due 02/25/2033 ~		4	4
4.615% due 02/25/2033 ~		6	7
Wells Fargo Alternative Loan Trust
4.891% due 07/25/2037 ^~		112	107
6.250% due 07/25/2037 ^		4,325	4,179
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		12,000	12,318
Total Non-Agency Mortgage-Backed Securities (Cost $84,478)			88,694

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust 4.204% due 10/25/2032 •		48	49
Allegro CLO Ltd. 3.803% due 01/30/2026 •		286	286
Argent Securities Trust 2.514% due 09/25/2036 •		1,356	553
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 «þ		1,910	1,911
3.967% due 03/28/2034 þ		2,792	2,817
Carrington Mortgage Loan Trust 2.664% due 02/25/2037 •		7,685	7,246
Citigroup Mortgage Loan Trust
2.554% due 12/25/2036 •		6,819	3,536
2.564% due 09/25/2036 •		933	702
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 ^•		4,442	3,954
2.544% due 12/25/2046 •		13,019	11,936
2.554% due 06/25/2047 ^•		2,901	2,887
2.604% due 08/25/2036 •		2,586	2,577
2.604% due 02/25/2037 •		971	894
2.654% due 01/25/2046 ^•		9,653	9,285
2.654% due 06/25/2047 •		2,300	2,184
2.684% due 09/25/2036 •		2,507	2,513
2.804% due 06/25/2036 •		1,100	1,091
Countrywide Asset-Backed Certificates Trust
2.554% due 03/25/2047 ^•		4,049	3,992
2.594% due 06/25/2047 •		1,393	1,383
3.499% due 12/25/2034 •		1,389	1,400
3.529% due 12/25/2034 •		3,599	3,635
Crown Point CLO Ltd. 3.713% due 07/17/2028		4,600	4,579
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		2,600	2,586
First Franklin Mortgage Loan Trust 3.264% due 08/25/2032 •		1,323	1,320
Fremont Home Loan Trust 2.734% due 01/25/2036 •		1,287	1,259
GLS Auto Receivables Issuer Trust 3.370% due 01/17/2023		2,879	2,903
GSAA Home Equity Trust 2.524% due 06/25/2036 •		1,303	561
GSAMP Trust
2.534% due 12/25/2046 •		3,889	2,548
2.554% due 12/25/2046 •		629	398
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		437	437
Home Equity Mortgage Loan Asset-Backed Trust 2.614% due 04/25/2037 •		500	377
HSI Asset Securitization Corp. Trust 2.514% due 12/25/2036 •		16,076	6,507
JPMorgan Mortgage Acquisition Trust 2.554% due 07/25/2036 •		1,285	747
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		1,482	1,496
3.750% due 04/25/2059 þ		3,639	3,715

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Long Beach Mortgage Loan Trust
2.624% due 02/25/2036 •		4,720	4,630
3.379% due 04/25/2035 •		3,300	3,322
MASTR Asset-Backed Securities Trust
2.564% due 10/25/2036 •		6,106	3,863
2.644% due 03/25/2036 •		1,007	739
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 01/25/2037 •		4,786	2,716
2.534% due 02/25/2037 •		7,727	7,107
2.544% due 08/25/2036 •		8,273	5,093
3.334% due 07/25/2035 •		3,800	3,803
Morgan Stanley Home Equity Loan Trust 2.574% due 04/25/2037 •		5,113	3,460
Morgan Stanley Mortgage Loan Trust 2.764% due 04/25/2037 •		715	340
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		554	554
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		183	183
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.734% due 10/25/2036 ^•		2,731	923
NovaStar Mortgage Funding Trust 2.590% due 10/25/2036 •		4,237	2,486
OHA Credit Partners Ltd. 3.771% due 10/20/2025		153	153
Ownit Mortgage Loan Trust 3.004% due 10/25/2036 ^•		762	688
People’s Choice Home Loan Securities Trust 3.124% due 05/25/2035 ^•		204	202
RAAC Trust 2.744% due 08/25/2036 •		1,030	1,043
Residential Asset Mortgage Products Trust 3.079% due 11/25/2035 •		3,700	3,679
Securitized Asset-Backed Receivables LLC Trust
2.884% due 10/25/2035 •		4,400	3,968
2.984% due 11/25/2035 •		4,520	4,514
Silver Arrow Canada LP 2.278% due 02/15/2020	CAD	499	381
Soundview Home Loan Trust
2.484% due 06/25/2037 •		$1,273	898
2.604% due 06/25/2037 •		2,353	1,763
2.664% due 02/25/2037 •		2,402	947
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		5,714	5,783
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		2,243	2,262
WaMu Asset-Backed Certificates WaMu Trust 2.644% due 05/25/2037 •		10,263	9,226
Total Asset-Backed Securities (Cost $159,962)			168,990
SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,300	4,289
5.875% due 01/11/2028		3,500	2,671
63.705% (ARLLMONP) due 06/21/2020 ~(a)	ARS	73,900	1,698
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	1,400	1,637
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)	BRL	14,852	4,989
6.000% due 05/15/2055 (f)		11,300	4,216
Israel Government International Bond 4.125% due 01/17/2048		$400	439
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	3,868,032	37,473
Saudi Government International Bond
4.000% due 04/17/2025		$1,000	1,066
5.000% due 04/17/2049		500	549
Total Sovereign Issues (Cost $58,972)			59,027

SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		6,900	6,907

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	1,800	1,805
		8,712

REPURCHASE AGREEMENTS (i) 0.1%		2,296
U.S. TREASURY BILLS 0.1%
2.104% due 07/23/2019 (d)(e)(m)	1,063	1,062
Total Short-Term Instruments (Cost $12,058)		12,070
Total Investments in Securities (Cost $1,701,402)		1,742,120

	SHARES
INVESTMENTS IN AFFILIATES 17.0%
SHORT-TERM INSTRUMENTS 17.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.0%
PIMCO Short Asset Portfolio	15,596,371	155,121
PIMCO Short-Term Floating NAV Portfolio III	12,295,955	121,632
Total Short-Term Instruments (Cost $277,634)		276,753
Total Investments in Affiliates (Cost $277,634)		276,753
Total Investments 123.9% (Cost $1,979,036)		$2,018,873
Financial Derivative Instruments (j)(l) (1.0)%(Cost or Premiums, net $5,490)		(15,591)
Other Assets and Liabilities, net (22.9)%		(374,409)
Net Assets 100.0%		$1,628,873

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$560	U.S. Treasury Notes 2.250% due 03/31/2021	$(572)	$560	$560
JPS	2.660	06/25/2019	07/02/2019	1,736	U.S. Treasury Notes 2.875% due 08/15/2028	(1,736)	1,736	1,737
Total Repurchase Agreements						$(2,308)	$2,296	$2,297

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	5.000%	07/01/2049		$5,400	$(5,698)	$(5,708)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875	08/15/2028		1,600	(1,659)	(1,736)
Sovereign Issues (0.8)%
Canadian Government Bond	2.750	12/01/2048	CAD	12,900	(11,968)	(12,306)
Total Short Sales (1.2)%					$(19,325)	$(19,750)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(44) of accrued interest.
The average amount of borrowings outstanding during the period ended June 30, 2019 was $(52,400) at a weighted average interest rate of 2.245%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$104.125	08/23/2019	1,875	$3,750	$16	$2
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	1,580	1,580	14	1

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	1,800	1,800	15	2
Total Purchased Options					$45	$5

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2019	827	$121,743	$611	$550	$0
Euro STOXX 50 September Futures	09/2019	1,554	61,246	215	636	0
FTSE 100 Index September Futures	09/2019	388	36,310	185	146	(52)
Nikkei 225 Index September Futures	09/2019	245	24,207	25	233	0
U.S. Treasury 2-Year Note September Futures	09/2019	1,875	403,462	2,224	0	(73)
U.S. Treasury 5-Year Note September Futures	09/2019	2,127	251,318	2,337	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	1,315	168,279	2,937	41	0
				$8,534	$1,606	$(125)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,665	$(409,777)	$(3,831)	$104	$0
90-Day Eurodollar March Futures	03/2020	2,767	(679,921)	(5,621)	138	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,053	(163,840)	(6,106)	132	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	1	(178)	(6)	0	0
				$(15,564)	$374	$0
Total Futures Contracts				$(7,030)	$1,980	$(125)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$144,800	$2,507	$620	$3,127	$67	$0

INTEREST RATE SWAPS
										Variation Margin(4)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	79,800	$(10)	$(2,655)	$(2,665)	$0	$(37)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	14,100	(229)	1,880	1,651	124	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$36,700	(330)	(116)	(446)	11	0
Receive(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		151,200	(516)	(1,328)	(1,844)	50	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		357,400	176	(4,803)	(4,627)	33	0
Receive(5)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		484,700	0	(2,902)	(2,902)	114	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		113,300	0	6,705	6,705	0	(87)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		44,000	(466)	2,253	1,787	0	(35)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	137	2,002	2,139	0	(54)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		67,900	(3,781)	(211)	(3,992)	58	0
Receive(5)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		118,100	0	(4,641)	(4,641)	120	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		87,000	152	(5,677)	(5,525)	95	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		37,700	0	(2,406)	(2,406)	41	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		30,300	2,138	(2,477)	(339)	36	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(9)	(52)	(61)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		60,020	1,090	(580)	510	80	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		3,400	190	(90)	100	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		16,200	(186)	(578)	(764)	25	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		97,500	6,959	(9,622)	(2,663)	161	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		24,100	(500)	(1,728)	(2,228)	42	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		138,000	597	16,656	17,253	0	(458)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		89,800	537	(14,271)	(13,734)	478	0
Receive	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		29,500	374	(6,045)	(5,671)	190	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,830,000	(1,325)	57	(1,268)	0	(28)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	(178)	(180)	8	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,750	5	448	453	0	(12)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$75,300	0	439	439	0	(45)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	19,500	(2)	(156)	(158)	47	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.593	Maturity	11/15/2028	3,900	0	36	36	9	0
Pay	UKRPI	3.595	Maturity	11/15/2028	14,100	172	(36)	136	34	0
Pay	UKRPI	3.603	Maturity	11/15/2028	3,800	0	42	42	9	0
						$5,171	$(30,034)	$(24,863)	$1,773	$(756)
Total Swap Agreements						$7,678	$(29,414)	$(21,736)	$1,840	$(756)

(k)	Securities with an aggregate market value of $31,177 and cash of $1,800 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Unsettled variation margin asset of $3 and liability of $(2) for closed swap agreements is outstanding at period end
(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CHF	43,763		$43,631	$0	$(1,199)
	07/2019	CLP	5,397,733		7,954	0	(14)
	07/2019		$21,453	AUD	30,720	114	0
	07/2019		85,444	CAD	112,657	583	0
	07/2019	ZAR	15,809		$1,086	0	(36)
	08/2019	AUD	30,720		21,476	0	(115)
	08/2019	CAD	98,163		74,686	0	(329)
	09/2019	ILS	31,263		8,780	0	(21)
	09/2019	SGD	9,022		6,591	0	(85)
	10/2019		$6,416	DKK	41,777	0	(3)
	11/2019	TWD	364,225		$11,614	0	(220)
BPS	07/2019	EUR	10,607		11,897	0	(165)
	07/2019	GBP	1,624		2,071	8	0
	07/2019	NOK	19,430		2,228	0	(50)
	07/2019	TRY	7,034		1,209	2	0
	07/2019		$28	ARS	1,394	4	0
	07/2019		3,621	CAD	4,731	0	(8)
	07/2019		101,865	GBP	80,320	137	0
	07/2019		7,478	NZD	11,211	53	0
	07/2019		1,209	TRY	6,995	0	(2)
	07/2019		5,413	TWD	170,245	76	0
	08/2019	GBP	79,398		$100,859	0	(130)
	08/2019	NZD	11,211		7,483	0	(54)
	08/2019	RUB	1,415,220		21,674	0	(577)
	08/2019		$7,468	ARS	333,306	0	(51)
	09/2019	KRW	57,909,727		$48,844	0	(1,300)
	09/2019		$6,988	CNY	48,404	60	0
BRC	07/2019		1,416	GBP	1,118	3	0
	09/2019	SGD	22,239		$16,285	0	(171)
CBK	07/2019	ARS	2,173		45	0	(4)
	07/2019	AUD	28,817		19,949	0	(282)
	07/2019	BRL	14,745		3,848	8	0
	07/2019		$3,824	BRL	14,745	16	0
	07/2019		1,317	CLP	892,096	0	0
	07/2019		2,351	COP	7,956,828	121	0
	07/2019		100,887	EUR	88,770	53	0
	07/2019		5,941	GBP	4,690	15	0
	07/2019		1,049	JPY	113,000	0	(1)
	07/2019		10,479	NOK	89,149	0	(28)
	08/2019	BRL	1,572		$409	1	0
	08/2019	EUR	88,770		101,144	0	(55)
	08/2019	NOK	89,149		10,490	28	0
	08/2019		$1,228	CZK	27,817	18	0
	09/2019	CLP	892,096		$1,317	0	0
	09/2019		$5,441	IDR	78,554,893	65	0
DUB	09/2019	PHP	141,762		$2,719	0	(37)
FBF	07/2019	BRL	15,609		4,081	16	0
	07/2019		$4,073	BRL	15,609	0	(8)
	08/2019		4,069		15,609	0	(16)
GLM	07/2019	EUR	78,163		$87,303	0	(1,576)
	07/2019	RUB	54,439		820	0	(40)
	07/2019		$6,650	CLP	4,505,637	1	0
	07/2019		12,984	GBP	10,231	9	0
	07/2019		1,993	HUF	564,771	0	(4)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019	CLP	4,505,637		$6,650	0	(2)
	09/2019	INR	56,366		799	0	(10)
	09/2019		$3,748	IDR	54,996,008	108	0
	09/2019		910	INR	63,370	0	0
HUS	07/2019	CAD	100,505		$74,558	0	(2,190)
	07/2019		$63	ARS	3,150	7	0
	07/2019		44,794	CHF	43,763	36	0
	07/2019		206,355	JPY	22,206,888	0	(382)
	08/2019	CHF	43,763		$44,924	0	(38)
	08/2019	JPY	22,206,888		206,842	375	0
	09/2019	HKD	480,599		61,402	0	(142)
	09/2019	KRW	1,974,507		1,665	0	(45)
	09/2019		$2,713	CNH	18,855	30	0
	09/2019		1,819	TWD	56,133	0	0
	11/2019	TWD	1,166,385		$37,257	0	(640)
	11/2019		$33,949	CNH	230,018	0	(509)
	01/2021	BRL	3,920		$604	0	(365)
IND	07/2019		$2,326	SEK	22,297	75	0
	09/2019		1,329	MYR	5,495	0	0
JPM	07/2019	BRL	16,601		$4,332	9	0
	07/2019	HUF	487,178		1,770	54	0
	07/2019	JPY	22,319,888		204,824	0	(2,196)
	07/2019		$4,289	BRL	16,601	34	0
	07/2019		8,113	RUB	522,025	129	0
	07/2019		2,397	ZAR	34,900	79	0
	08/2019	MXN	18,717		$944	0	(24)
	09/2019	INR	1,374,426		19,455	0	(275)
	09/2019	THB	418,083		13,183	0	(474)
	09/2019		$2,672	IDR	38,788,902	47	0
	09/2019		8,967	TWD	282,407	185	0
	10/2019		3,559	MXN	69,728	15	0
MSB	07/2019	BRL	2,998		$782	2	0
	07/2019	TWD	170,245		5,404	0	(85)
	07/2019		$762	BRL	2,998	19	0
	09/2019	KRW	484,141		$419	0	0
	09/2019	RUB	62,228		940	0	(33)
	09/2019	TWD	159,916		5,067	0	(115)
	11/2019		$5,420	TWD	170,245	111	0
MYI	07/2019	CAD	14,763		$11,000	0	(273)
	07/2019	NZD	11,211		7,317	0	(215)
	07/2019		$6,345	DKK	41,777	19	0
NGF	09/2019	CNH	41,187		$5,946	0	(46)
	11/2019		134,110		19,164	0	(332)
RBC	07/2019	COP	4,604,642		1,448	16	0
	07/2019		$8,086	ZAR	117,859	276	0
	09/2019		1,442	COP	4,604,642	0	(16)
RYL	07/2019	BRL	20,783		$5,437	25	0
	07/2019		$5,423	BRL	20,783	0	(11)
	07/2019		1,393	COP	4,604,642	39	0
	07/2019		951	RUB	60,064	0	(3)
	08/2019		5,421	BRL	20,783	0	(24)
	09/2019		1,438	THB	45,229	39	0
SCX	07/2019	AUD	1,903		$1,332	0	(4)
	07/2019	BRL	6,057		1,581	3	0
	07/2019	GBP	93,480		118,317	0	(397)
	07/2019	NOK	69,719		7,967	0	(206)
	07/2019	SEK	24,090		2,546	0	(48)
	07/2019	TRY	9,227		1,554	0	(39)
	07/2019		$1,503	BRL	6,057	75	0
	07/2019		1,951	CAD	2,611	42	0
	08/2019	CZK	19,038		$832	0	(21)
	11/2019	CNH	95,908		13,700	0	(243)
	11/2019	TWD	464,411		14,839	0	(250)
SOG	07/2019	PLN	43,476		11,548	0	(100)
SSB	07/2019	BRL	4,009		1,037	0	(7)
TOR	07/2019		$5,509	COP	18,635,138	282	0
	09/2019		1,066	TWD	33,590	23	0
UAG	09/2019	MYR	143,651		$34,563	0	(177)
Total Forward Foreign Currency Contracts						$3,545	$(16,518)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	16,905	$140	$10

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	171,700	$1,373	$3,759
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	175,100	1,027	2,758
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	24,000	965	22
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	12,100	589	0
							$3,954	$6,539
Total Purchased Options							$4,094	$6,549

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	3,000	$(3)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,100	(3)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,600	(2)	1
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,900	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,100	(5)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,000	(3)	(1)
						$(19)	$(4)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	8,205	$(52)	$(33)
	Call - OTC USD versus BRL		3.933	07/23/2019	8,205	(52)	(53)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	8,205	(59)	(89)
	Call - OTC USD versus ZAR		14.790	07/23/2019	8,205	(54)	(27)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	33,810	(147)	(9)
						$(364)	$(211)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	90,700	$(1,374)	$(3,739)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	92,400	(1,027)	(2,769)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	12,100	(372)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	12,100	(217)	0
							$(2,990)	$(6,508)
Total Written Options							$(3,373)	$(6,723)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	1,550	$286	$(163)	$123	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		70	13	(7)	6	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		1,000	191	(111)	80	0
								$490	$(281)	$209	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$1,800	$3	$0	$3	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$5,438	$(1,137)	$743	$0	$(394)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	10,877	(2,304)	1,517	0	(787)
						$(3,441)	$2,260	$0	$(1,181)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	62,400	$(6)	$59	$53	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1,029,060	3.561% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/25/2019	$122,592	$0	$(313)	$0	$(313)
	Receive	RALVEIET Index	151,870	3.440% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/10/2019	17,485	0	587	587	0
	Receive	RALVEIUT Index	1,307,947	2.731% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	226,432	0	(437)	0	(437)
	Pay	S&P 500 Total Return Index	19,900	2.711% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	117,574	0	223	223	0
BRC	Pay	NDDUWXUS Index	2,112	2.360% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2019	12,317	0	(371)	0	(371)
CBK	Pay	NDDUWXUS Index	1,623	2.401% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2019	9,759	0	45	45	0
	Pay	NDUEEGF Index	11,258	2.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/17/2019	5,300	0	(242)	0	(242)
	Receive	RALVEIUT Index	3,566,580	2.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/09/2020	617,446	0	(1,149)	0	(1,149)
DUB	Receive	RALVEIUT Index	784,559	2.591% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/17/2019	135,823	0	(249)	0	(249)
FAR	Pay	S&P 500 Total Return Index	31,771	2.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/17/2019	184,316	0	(3,239)	0	(3,239)
GST	Receive	RALVEIET Index	507,600	3.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	58,440	0	1,960	1,960	0
JPM	Receive	RALVEIET Index	1,068,247	3.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/17/2019	122,987	0	4,132	4,132	0
	Receive	RALVEIET Index	1,332,306	3.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	153,388	0	5,150	5,150	0
	Receive	RALVEIIT Index	1,304,782	3.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	177,920	0	3,057	3,057	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

MEI	Pay	NDDUWXUS Index	57,009	2.230% (1-Month USD-LIBOR less a specified spread)	Monthly	02/06/2020	332,479	0	(10,039)	0	(10,039)
	Pay	NDUEEGF Index	115,641	2.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	54,439	0	(2,480)	0	(2,480)
MYI	Receive	RALVEIIT Index	921,554	3.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/17/2019	125,663	0	2,158	2,158	0
SOG	Receive	RALVEIIT Index	2,663,658	2.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	363,216	0	6,245	6,245	0
	Pay	S&P 500 Total Return Index	31,333	2.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2020	181,775	0	(3,187)	0	(3,187)
	Receive	RALVEIIT Index	330,752	2.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	45,101	0	776	776	0
	Receive	RALVEIIT Index	1,485,782	3.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	202,601	0	3,479	3,479	0
	Pay	NDUEEGF Index	12,662	2.641% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2020	6,238	0	12	12	0
	Pay	NDDUWXUS Index	20,884	2.310% (1-Month USD-LIBOR less a specified spread)	Monthly	05/13/2020	121,797	0	(3,674)	0	(3,674)
	Receive	RALVEIIT Index	343,393	3.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/13/2020	46,825	0	804	804	0
	Pay	NDUEEGF Index	44,642	2.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/19/2020	21,016	0	(957)	0	(957)
UAG	Receive	RALVEIET Index	14,241	3.581% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2019	1,697	0	(57)	0	(57)
	Pay	NDUEEGF Index	313,369	2.845% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/06/2020	147,522	0	(6,707)	0	(6,707)
								$0	$(4,473)	$28,628	$(33,101)
Total Swap Agreements								$(2,954)	$(2,435)	$28,893	$(34,282)

(m)	Securities with an aggregate market value of $29,249 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,941	$0	$5,941
Corporate Bonds & Notes
Banking & Finance	0	159,728	0	159,728
Industrials	0	67,112	0	67,112
Utilities	0	18,808	0	18,808
Municipal Bonds & Notes
Illinois	0	669	0	669
U.S. Government Agencies	0	482,320	0	482,320
U.S. Treasury Obligations	0	678,761	0	678,761
Non-Agency Mortgage-Backed Securities	0	88,694	0	88,694
Asset-Backed Securities	0	167,079	1,911	168,990
Sovereign Issues	0	59,027	0	59,027
Short-Term Instruments
Certificates of Deposit	0	8,712	0	8,712
Repurchase Agreements	0	2,296	0	2,296
U.S. Treasury Bills	0	1,062	0	1,062
	$0	$1,740,209	$1,911	$1,742,120
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$276,753	$0	$0	$276,753
Total Investments	$276,753	$1,740,209	$1,911	$2,018,873

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,708)	$0	$(5,708)
U.S. Treasury Obligations	0	(1,736)	0	(1,736)
Sovereign Issues	0	(12,306)	0	(12,306)
	$0	$(19,750)	$0	$(19,750)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,980	1,845	0	3,825
Over the counter	0	38,987	0	38,987
	$1,980	$40,832	$0	$42,812
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(125)	(756)	0	(881)
Over the counter	0	(57,523)	0	(57,523)
	$(125)	$(58,279)	$0	$(58,404)
Total Financial Derivative Instruments	$1,855	$(17,447)	$0	$(15,592)
Totals	$278,608	$1,703,012	$1,911	$1,983,531

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Real Return Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.8% ¤
CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 5.5%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$400	$410
Air Lease Corp. 4.750% due 03/01/2020		300	304
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	500	593
Ally Financial, Inc.
3.750% due 11/18/2019		$400	401
4.125% due 03/30/2020		100	101
4.250% due 04/15/2021		300	308
8.000% due 11/01/2031		800	1,061
American Tower Corp.
2.800% due 06/01/2020		875	877
3.450% due 09/15/2021		200	204
Aviation Capital Group LLC
2.875% due 01/20/2022		200	202
4.375% due 01/30/2024		100	105
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	321
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(e)(f)	EUR	1,400	1,650
6.750% due 02/18/2020 •(e)(f)		1,400	1,639
Banco Santander S.A.
5.250% due 09/29/2023 •(e)		800	927
6.250% due 09/11/2021 •(e)(f)		2,100	2,516
Bank of America Corp. 5.875% due 03/15/2028 •(e)		$6,580	6,874
Bank of Ireland 7.375% due 06/18/2020 •(e)(f)	EUR	2,960	3,559
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)		5,300	6,282
6.625% due 06/29/2021 •(e)(f)		5,600	7,063
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	130,388	6,714
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	11,974
Deutsche Bank AG 4.250% due 10/14/2021		49,600	50,268
Dexia Credit Local S.A. 2.375% due 09/20/2022		1,200	1,212
Erste Group Bank AG 8.875% due 10/15/2021 •(e)	EUR	200	262
General Motors Financial Co., Inc.
2.350% due 10/04/2019		$700	700
3.872% (US0003M + 1.270%) due 10/04/2019 ~		100	100
Goldman Sachs Group, Inc. 3.610% (US0003M + 1.200%) due 09/15/2020 ~		49,000	49,490
ING Bank NV 2.625% due 12/05/2022		14,700	14,997
International Lease Finance Corp. 8.250% due 12/15/2020		900	971
Intesa Sanpaolo SpA 6.500% due 02/24/2021		1,900	2,000
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	406,000	61,029
2.500% due 10/01/2047		75	12
Lloyds Banking Group PLC 6.375% due 06/27/2020 •(e)(f)	EUR	700	827
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	204
Navient Corp.
5.875% due 03/25/2021		200	208
8.000% due 03/25/2020		300	311
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	100
3.150% due 03/15/2021		200	202
3.875% due 09/21/2023		100	104
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	285,900	42,986
2.500% due 10/01/2047		26	4

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Nykredit Realkredit A/S
1.000% due 10/01/2050		862,800	129,733
2.500% due 10/01/2047		150	24
Realkredit Danmark A/S 2.500% due 07/01/2047		70	11
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		$10,700	10,685
4.519% due 06/25/2024 •		6,900	7,188
7.500% due 08/10/2020 •(e)(f)		3,492	3,588
8.625% due 08/15/2021 •(e)(f)		2,830	3,057
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		200	203
Toronto-Dominion Bank 2.250% due 03/15/2021		600	602
UBS AG 3.031% (US0003M + 0.580%) due 06/08/2020 •		31,500	31,669
UniCredit SpA 7.830% due 12/04/2023		52,150	59,614
			526,446

INDUSTRIALS 0.6%
AbbVie, Inc. 2.900% due 11/06/2022		200	201
Allergan Funding SCS 3.000% due 03/12/2020		3,394	3,405
Allergan Sales LLC 5.000% due 12/15/2021		2,600	2,719
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	621	725
7.750% due 05/15/2022		$200	204
Amgen, Inc. 1.850% due 08/19/2021		100	99
BAT Capital Corp. 3.118% due 08/14/2020 •		9,400	9,425
BAT International Finance PLC 2.750% due 06/15/2020		200	201
Baxalta, Inc. 2.875% due 06/23/2020		120	120
Campbell Soup Co. 3.300% due 03/15/2021		200	203
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		200	198
2.241% due 02/16/2021		200	200
Daimler Finance North America LLC
2.250% due 09/03/2019		500	500
3.400% due 02/22/2022		300	306
Discovery Communications LLC 2.950% due 03/20/2023		200	202
DISH DBS Corp. 7.875% due 09/01/2019		100	101
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		7,300	7,335
eBay, Inc. 2.750% due 01/30/2023		5,500	5,532
Enbridge, Inc. 2.984% (US0003M + 0.400%) due 01/10/2020 ~		10,500	10,503
Energy Transfer Partners LP 5.750% due 09/01/2020		300	308
ERAC USA Finance LLC
2.700% due 11/01/2023		200	200
5.250% due 10/01/2020		100	103
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		490	491
Heathrow Funding Ltd. 4.875% due 07/15/2023		250	266
Hyundai Capital America 1.750% due 09/27/2019		300	299
IHS Markit Ltd. 5.000% due 11/01/2022		100	106
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	702
3.750% due 07/21/2022		400	412
JT International Financial Services BV 3.500% due 09/28/2023		400	416
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	200
Kraft Heinz Foods Co.
3.500% due 06/06/2022		200	205
3.500% due 07/15/2022		300	307
Masco Corp. 3.500% due 04/01/2021		100	102
Microchip Technology, Inc. 3.922% due 06/01/2021		200	204
NTT Finance Corp. 1.900% due 07/21/2021		200	198

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

NXP BV 3.875% due 09/01/2022		200	206
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		100	101
5.250% due 08/15/2022		1,000	1,058
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	105
Rockwell Collins, Inc. 3.100% due 11/15/2021		200	203
Ryder System, Inc. 2.450% due 09/03/2019		500	500
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,400	1,454
salesforce.com, Inc. 3.250% due 04/11/2023		100	104
Sky Ltd. 2.625% due 09/16/2019		600	600
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		169	169
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	209
Telefonica Emisiones S.A. 5.877% due 07/15/2019		100	100
Teva Pharmaceutical Finance LLC 2.250% due 03/18/2020		200	199
Time Warner Cable LLC 5.000% due 02/01/2020		1,200	1,216
Toyota Industries Corp. 3.110% due 03/12/2022		200	204
TransCanada PipeLines Ltd. 3.800% due 10/01/2020		200	203
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,888	2,129
VMware, Inc. 3.900% due 08/21/2027		1,900	1,926
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		1,500	1,499
4.000% due 11/12/2021		200	206
Wind Tre SpA 2.625% due 01/20/2023	EUR	300	344
			59,533

SPECIALTY FINANCE 0.3%
CIMIC Group Ltd.
0.000% due 07/01/2019 (c)(g)		$1,900	1,900
0.000% due 08/03/2019 (c)(g)		7,800	7,777
Lloyds Banking Group PLC
3.870% due 09/04/2019 (g)		5,000	5,002
3.870% due 09/02/2020 (g)		5,000	5,006
3.870% due 09/02/2021 (g)		5,000	5,011
			24,696

UTILITIES 0.9%
American Transmission Systems, Inc. 5.250% due 01/15/2022		100	106
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		14,100	14,174
3.547% (US0003M + 0.950%) due 07/15/2021 ~		23,500	23,713
5.150% due 02/15/2050		8,900	9,810
5.300% due 08/15/2058		3,100	3,478
Consolidated Edison Co. of New York, Inc. 2.749% (US0003M + 0.400%) due 06/25/2021 ~		2,970	2,978
Duke Energy Carolinas LLC 3.350% due 05/15/2022		200	207
Duke Energy Corp. 2.400% due 08/15/2022		200	200
Eversource Energy 2.900% due 10/01/2024		300	305
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019		200	201
National Rural Utilities Cooperative Finance Corp. 2.694% (US0003M + 0.375%) due 06/30/2021 ~		2,700	2,708
NextEra Energy Capital Holdings, Inc. 2.835% (US0003M + 0.315%) due 09/03/2019 ~		19,360	19,367
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022		200	229
Petrobras Global Finance BV 5.299% due 01/27/2025		2,263	2,407
Plains All American Pipeline LP 2.600% due 12/15/2019		300	300
Progress Energy, Inc. 3.150% due 04/01/2022		100	102

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~	3,900	3,885
Tampa Electric Co. 2.600% due 09/15/2022	200	201
		84,371
Total Corporate Bonds & Notes (Cost $686,807)		695,046

U.S. GOVERNMENT AGENCIES 25.4%
Fannie Mae
2.560% due 03/25/2036 •	181	180
2.570% due 12/25/2036 •	96	95
2.754% due 07/25/2037 - 05/25/2042 •	160	161
2.757% due 07/25/2037 •	406	399
2.844% due 05/25/2036 •	42	42
2.849% due 02/25/2037 •	300	301
3.682% due 06/01/2043 - 10/01/2044 •	730	736
3.842% due 04/01/2032 •	19	19
3.900% due 02/01/2032 •	5	5
3.965% due 11/01/2033 •	18	19
4.013% due 04/01/2027 •	32	32
4.018% due 10/01/2033 •	3	3
4.239% due 02/01/2034 •	14	14
4.241% due 12/01/2036 •	33	34
4.393% due 05/25/2035	13	14
4.459% due 05/01/2035 •	89	93
4.501% due 09/01/2034 •	5	5
4.540% due 04/01/2033 •	156	163
4.605% due 05/01/2036 •	11	12
5.100% due 09/01/2034 •	15	16
5.110% due 04/01/2035 •	84	88
6.500% due 06/25/2028	28	30
Fannie Mae UMBS, TBA
3.000% due 07/01/2049	297,850	300,278
3.500% due 07/01/2049 - 08/01/2049	1,011,980	1,034,153
4.000% due 07/01/2049 - 08/01/2049	941,000	972,266
Freddie Mac
2.470% due 12/25/2036 •	58	58
2.534% due 08/25/2031 •	157	157
2.664% due 01/15/2037 •	4	4
2.710% due 09/25/2031 •	376	373
3.488% due 02/25/2045 •	636	635
3.904% due 07/25/2044 •	130	133
4.245% due 09/01/2036 •	58	61
4.446% due 10/01/2036 •	35	36
4.500% due 07/15/2020	41	41
4.536% due 07/01/2036 •	62	65
4.648% due 06/01/2033 •	110	115
4.809% due 01/01/2034 •	225	238
4.824% due 01/01/2034 •	178	189
6.500% due 01/25/2028	11	12
7.000% due 10/15/2030	26	30
Ginnie Mae
2.783% due 02/20/2049 •	51,798	51,760
2.794% due 03/16/2032 •	14	14
3.030% due 08/20/2068 •	19,891	19,521
3.248% due 01/20/2060 •	19,355	19,488
3.750% due 07/20/2035 •	14	15
4.125% due 12/20/2035 •	373	388
Total U.S. Government Agencies (Cost $2,394,399)		2,402,491

U.S. TREASURY OBLIGATIONS 76.3%
U.S. Treasury Bonds
3.000% due 02/15/2048 (m)	750	821
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020	54,553	53,988
0.125% due 04/15/2021 (k)	345,228	342,073
0.125% due 01/15/2022 (k)(m)	17,021	16,918
0.125% due 04/15/2022 (k)	146,238	145,117
0.125% due 07/15/2022 (k)	42,779	42,661
0.125% due 01/15/2023 (k)	169,638	168,726
0.125% due 07/15/2026	235,547	234,058
0.250% due 01/15/2025	154,107	154,341
0.375% due 07/15/2023	45,927	46,313
0.375% due 07/15/2025	326,947	330,684
0.375% due 01/15/2027	160,144	161,321
0.375% due 07/15/2027	80,949	81,738
0.500% due 01/15/2028	142,865	145,265
0.625% due 07/15/2021 (k)	34,148	34,366
0.625% due 01/15/2024 (k)(m)	4,407	4,486
0.625% due 01/15/2026	694,644	711,603
0.625% due 02/15/2043	37,563	36,450
0.750% due 07/15/2028	21,925	22,855
0.750% due 02/15/2042	124,929	125,525

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

0.750% due 02/15/2045	113,157	112,103
0.875% due 01/15/2029 (m)	40,050	42,179
0.875% due 02/15/2047	159,722	162,977
1.000% due 02/15/2046	176,873	185,596
1.000% due 02/15/2048	134,323	141,491
1.000% due 02/15/2049	27,405	29,021
1.375% due 02/15/2044	436,185	495,672
1.750% due 01/15/2028	221,154	248,065
2.000% due 01/15/2026	202,772	225,718
2.125% due 02/15/2040	119,939	153,688
2.125% due 02/15/2041	33,465	43,149
2.375% due 01/15/2025	545,028	609,254
2.375% due 01/15/2027	104,427	120,661
2.500% due 01/15/2029	259,948	312,886
3.375% due 04/15/2032	45,396	62,248
3.625% due 04/15/2028 (i)	562,374	722,341
3.875% due 04/15/2029	413,959	554,523
U.S. Treasury Notes
2.750% due 02/15/2024 (k)(m)	138,000	144,064
Total U.S. Treasury Obligations (Cost $7,023,288)		7,224,945

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
4.318% due 10/25/2035 ^~	533	511
5.116% due 08/25/2035 ~	314	315
Alliance Bancorp Trust 2.644% due 07/25/2037 •	5,718	5,221
American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~	481	452
2.614% due 10/25/2046 •	7,170	5,080
American Home Mortgage Investment Trust 4.044% due 09/25/2045 •	376	380
Banc of America Funding Trust
4.225% due 01/20/2047 ~	5,689	5,534
4.648% due 01/20/2047 ^~	231	225
5.753% due 10/25/2036 ^þ	189	182
5.837% due 01/25/2037 ^þ	163	163
5.888% due 04/25/2037 ^þ	129	123
Banc of America Mortgage Trust
4.310% due 07/25/2035 ^~	454	450
4.491% due 11/25/2035 ^~	585	593
4.671% due 12/25/2034 ~	320	331
BCAP LLC Trust
2.574% due 01/25/2037 ^•	1,418	1,357
4.209% due 04/26/2036 ~	3,674	3,192
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	62	61
4.260% due 02/25/2036 ^~	245	233
4.333% due 07/25/2036 ^~	1,359	1,317
4.392% due 05/25/2047 ^~	976	925
4.673% due 02/25/2034 ~	596	617
4.713% due 11/25/2034 ~	77	80
4.761% due 01/25/2034 ~	616	636
4.795% due 10/25/2035 ~	635	649
4.886% due 01/25/2034 ~	190	199
Bear Stearns ALT-A Trust
4.018% due 09/25/2047 ^~	4,321	3,506
4.089% due 08/25/2036 ^~	335	299
4.110% due 11/25/2036 ~	1,038	965
4.254% due 08/25/2036 ^~	452	382
4.294% due 09/25/2035 ^~	67	57
4.625% due 05/25/2035 ~	45	46
CGGS Commercial Mortgage Trust 3.294% due 02/15/2037 •	13,200	13,195
Chase Mortgage Finance Trust
4.206% due 12/25/2035 ^~	556	538
4.577% due 02/25/2037 ~	66	67
4.791% due 02/25/2037 ~	47	48
ChaseFlex Trust 2.904% due 06/25/2035 •	284	136
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.584% due 07/25/2036 •	304	302
CIM Trust 3.404% due 02/25/2049 •	2,549	2,580
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033	369	378
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 «~	2,490	2,489
4.262% due 07/25/2046 ^~	769	715
4.291% due 09/25/2037 ^~	327	319
4.810% due 05/25/2035 •	215	219
Citigroup Mortgage Loan Trust, Inc.
4.200% due 09/25/2035 •	195	193
5.130% due 03/25/2034 ~	103	106

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

CitiMortgage Alternative Loan Trust 5.500% due 07/25/2036 ^		67	67
Countrywide Alternative Loan Trust
2.514% due 06/25/2046 •		642	622
2.563% due 02/20/2047 ^•		83	66
2.574% due 01/25/2037 ^•		122	119
2.578% due 12/20/2046 ^•		4,721	4,273
2.593% due 03/20/2046 •		200	185
2.593% due 07/20/2046 ^•		4,322	3,425
3.023% due 11/20/2035 •		552	531
3.104% due 10/25/2035 ^•		137	114
3.504% due 12/25/2035 •		930	856
4.419% due 02/25/2037 ^~		2,758	2,704
5.500% due 11/25/2035 ^		42	41
5.750% due 05/25/2036		1,294	895
6.000% due 01/25/2037 ^		2,154	1,814
6.000% due 02/25/2037 ^		83	58
6.000% due 04/25/2037		2,114	2,132
6.500% due 08/25/2032		199	206
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •		413	403
3.044% due 03/25/2035 •		10	10
3.841% due 02/20/2036 ^~		81	70
3.865% due 03/25/2037 ^~		217	203
3.963% due 02/25/2047 ^~		235	214
3.976% due 04/20/2036 ^~		142	133
4.106% due 04/25/2035 ^~		233	208
4.280% due 11/25/2034 ~		11	12
4.312% due 04/20/2035 ~		58	59
4.318% due 01/20/2035 ~		37	37
4.518% due 11/20/2034 ~		69	70
4.689% due 01/20/2035 ~		125	131
5.500% due 11/25/2035 ^		155	136
5.500% due 04/25/2038		397	414
6.000% due 04/25/2036		2,333	1,936
6.000% due 03/25/2037 ^		6,072	5,211
Credit Suisse First Boston Mortgage Securities Corp. 4.741% due 04/25/2034 ~		18	18
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~		9	9
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		4,585	4,639
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		444	216
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.739% due 10/25/2035 ~		94	83
First Horizon Alternative Mortgage Securities Trust
4.377% due 09/25/2034 ~		156	157
4.391% due 06/25/2034 ~		404	406
6.000% due 02/25/2037 ^		992	739
6.250% due 08/25/2037 ^		229	175
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~		470	394
Great Hall Mortgages PLC
0.911% due 03/18/2039 •	GBP	561	700
0.931% due 06/18/2038 •		475	592
GreenPoint Mortgage Funding Trust 2.844% due 06/25/2045 •		$706	672
Grifonas Finance PLC 0.050% due 08/28/2039 •	EUR	183	194
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		$43	45
4.462% due 04/25/2035 ~		81	83
4.470% due 11/25/2035 ^~		726	689
4.664% due 07/25/2035 ~		248	254
4.716% due 11/25/2035 ~		436	441
HarborView Mortgage Loan Trust
2.573% due 07/21/2036 •		313	271
2.630% due 03/19/2036 ^•		818	776
2.700% due 11/19/2035 •		956	919
2.723% due 06/20/2035 •		261	261
2.830% due 05/19/2035 •		7	7
2.890% due 01/19/2036 •		1,628	1,302
4.409% due 01/19/2035 ~		391	390
4.656% due 04/19/2034 ~		98	99
HomeBanc Mortgage Trust 4.197% due 04/25/2037 ^~		1,072	1,001
Impac CMB Trust 3.304% due 10/25/2033 •		34	35
IndyMac Mortgage Loan Trust
2.604% due 06/25/2046 •		1,962	1,732
2.684% due 07/25/2035 •		396	361
2.704% due 11/25/2035 ^•		190	148
2.704% due 06/25/2037 ^•		356	227
3.736% due 06/25/2036 ~		262	255
3.761% due 10/25/2035 ~		138	125

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.772% due 01/25/2036 ^~	154	138
3.925% due 08/25/2036 ~	499	494
3.926% due 08/25/2035 ~	196	179
3.926% due 08/25/2035 ^~	157	143
4.290% due 12/25/2034 ~	72	73
4.359% due 11/25/2035 ^~	288	274
4.403% due 10/25/2034 ~	386	402
4.669% due 11/25/2035 ^~	21	22
JPMorgan Alternative Loan Trust
2.634% due 12/25/2036 •	4,131	3,946
2.864% due 03/25/2036 •	3,702	3,628
6.000% due 12/27/2036	174	144
JPMorgan Mortgage Trust
4.063% due 10/25/2035 ^~	122	109
4.313% due 11/25/2035 ^~	256	241
4.346% due 06/25/2036 ^~	33	30
4.441% due 07/25/2035 ~	361	366
4.451% due 04/25/2035 ~	37	37
4.491% due 07/25/2035 ~	64	67
4.494% due 06/25/2035 ~	34	34
4.512% due 08/25/2035 ~	340	350
4.536% due 07/25/2035 ~	119	122
4.635% due 08/25/2035 ~	302	308
Lehman XS Trust 2.654% due 08/25/2037 •	5,499	5,435
Luminent Mortgage Trust 2.764% due 12/25/2036 ^•	642	611
MASTR Adjustable Rate Mortgages Trust
2.614% due 04/25/2046 •	1,887	1,743
4.207% due 12/25/2033 ~	858	846
4.601% due 12/25/2033 ~	37	38
4.663% due 11/21/2034 ~	297	310
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	939	182
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.094% due 11/15/2031 •	81	82
3.134% due 09/15/2030 •	42	42
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.834% due 12/15/2030 •	158	155
2.874% due 06/15/2030 •	79	79
3.141% due 10/20/2029 •	60	60
3.254% due 08/15/2032 •	161	158
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •	408	391
3.177% due 03/25/2030 •	33	32
3.377% due 11/25/2029 •	18	18
3.996% due 12/25/2035 ~	110	103
4.358% due 12/25/2034 ~	366	372
4.431% due 09/25/2035 ^~	140	129
4.453% due 02/25/2035 ~	292	297
4.483% due 02/25/2033 ~	708	692
4.598% due 02/25/2034 ~	1,227	1,245
4.625% due 05/25/2036 ~	46	46
4.698% due 06/25/2037 ~	289	296
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	263	170
New Residential Mortgage Loan Trust 4.500% due 05/25/2058	5,981	6,346
New York Mortgage Trust 4.726% due 05/25/2036 ^~	226	222
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.064% due 02/25/2036 ^~	153	136
5.820% due 03/25/2047 þ	348	369
6.138% due 03/25/2047 þ	322	342
Provident Funding Mortgage Loan Trust
4.820% due 08/25/2033 ~	518	535
4.881% due 04/25/2034 ~	18	18
Residential Accredit Loans, Inc. Trust
2.584% due 06/25/2046 •	3,007	1,210
2.704% due 08/25/2035 •	86	78
2.964% due 12/25/2045 •	1,252	1,093
3.864% due 09/25/2045 •	173	163
5.165% due 09/25/2035 ^~	130	118
Residential Asset Securitization Trust
2.804% due 05/25/2035 •	6,848	5,753
2.804% due 01/25/2046 ^•	71	31
5.000% due 08/25/2019	18	18
5.500% due 06/25/2033	100	102
6.250% due 10/25/2036 ^	834	854
6.500% due 06/25/2037	1,800	806
Sequoia Mortgage Trust
2.583% due 07/20/2036 •	1,120	1,092
3.090% due 10/19/2026 •	24	24
3.134% due 05/20/2034 •	415	410
3.143% due 10/20/2027 •	34	33
3.183% due 10/20/2027 •	69	68

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.283% due 12/20/2032 •		56	56
Silverstone Master Issuer PLC
0.000% due 01/21/2070 •	GBP	2,900	3,691
3.148% due 01/21/2070		$400	401
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 10/25/2035 •		636	616
3.867% due 09/25/2036 ^~		712	558
3.874% due 11/25/2035 ^~		115	109
3.904% due 01/25/2035 ^•		19	18
4.044% due 10/25/2037 ^•		253	234
4.329% due 08/25/2035 ~		113	115
4.427% due 09/25/2034 ~		8	8
4.566% due 02/25/2034 ~		261	265
4.568% due 05/25/2036 ^~		283	273
4.576% due 09/25/2035 ~		584	569
4.714% due 04/25/2034 ~		7	7
Structured Asset Mortgage Investments Trust
2.614% due 04/25/2036 •		793	775
2.614% due 05/25/2036 •		3,542	3,342
2.634% due 02/25/2036 •		350	319
2.640% due 07/19/2035 •		721	715
2.664% due 03/25/2037 •		142	104
2.714% due 12/25/2035 ^•		260	258
3.050% due 09/19/2032 •		127	126
3.050% due 10/19/2034 •		62	63
3.090% due 03/19/2034 •		167	168
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.701% due 01/25/2034 ~		17	17
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ		1,230	106
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	39,500	50,354
Trinity Square PLC 1.971% due 07/15/2051 •		15,028	19,193
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		$690	689
2.954% due 07/25/2044 •		1,451	1,494
2.984% due 07/25/2045 •		22	22
3.084% due 01/25/2045 •		952	945
3.204% due 10/25/2044 •		306	304
3.204% due 03/25/2047 ^•		5,135	4,722
3.274% due 05/25/2047 •		714	679
3.302% due 12/25/2046 ^•		2,414	2,242
3.460% due 01/25/2037 ^~		1,332	1,240
3.484% due 06/25/2046 •		85	84
3.492% due 05/25/2037 ^~		1,741	1,459
3.504% due 02/25/2046 •		639	653
3.566% due 04/25/2037 ^~		858	789
3.683% due 12/25/2036 ^~		878	836
3.704% due 11/25/2042 •		43	42
3.752% due 08/25/2036 ^~		156	148
3.897% due 02/25/2037 ^~		2,371	2,231
3.904% due 06/25/2042 •		92	91
4.062% due 12/25/2035 ~		391	384
4.100% due 09/25/2035 ~		261	265
4.243% due 12/25/2035 ~		36	36
4.458% due 03/25/2035 ~		94	97
4.697% due 06/25/2033 ~		312	322
4.814% due 03/25/2034 ~		65	68
Washington Mutual Mortgage Pass-Through Certificates Trust
3.474% due 05/25/2046 ^•		1,537	1,331
6.000% due 06/25/2037		9,273	8,789
6.500% due 08/25/2035		299	282
Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2036 ~		28	28
4.766% due 10/25/2035 ~		614	621
4.813% due 03/25/2036 ~		82	84
4.843% due 06/25/2035 ~		58	60
4.904% due 03/25/2035 ~		176	182
4.934% due 04/25/2036 ~		106	106
4.947% due 06/25/2035 ~		15	15
4.952% due 01/25/2035 ~		180	184
5.002% due 04/25/2036 ^~		163	166
5.016% due 01/25/2035 ~		327	341
5.222% due 04/25/2036 ~		1,358	1,351
6.000% due 08/25/2036		755	759
Total Non-Agency Mortgage-Backed Securities (Cost $252,045)			262,197

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp. Home Equity Loan Trust
4.204% due 10/25/2032 •		40	41
4.204% due 06/25/2034 •		176	172
Aegis Asset-Backed Securities Trust 2.834% due 12/25/2035 •		2,350	2,311

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.334% due 05/25/2035 •		1,800	1,810
Argent Mortgage Loan Trust 2.884% due 05/25/2035 •		2,205	2,129
Argent Securities Trust
2.554% due 07/25/2036 •		4,379	3,818
2.564% due 05/25/2036 •		1,324	500
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.764% due 10/25/2035 •		992	997
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	2,800	3,176
B&M CLO Ltd. 3.331% due 04/16/2026 •		$2,875	2,872
Babson Euro CLO BV 0.509% due 10/25/2029 •	EUR	1,900	2,152
Barings Euro CLO BV
0.680% due 07/27/2030 •		3,800	4,311
1.050% due 07/27/2030		600	683
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 «þ		$4,050	4,052
Bear Stearns Asset-Backed Securities Trust 2.514% due 04/25/2031 •		165	242
Carrington Mortgage Loan Trust 2.804% due 01/25/2036 •		2,000	1,920
CIFC Funding Ltd. 3.440% due 10/25/2027 •		9,400	9,353
Citigroup Mortgage Loan Trust 2.634% due 12/25/2036 •		3,971	3,120
Citigroup Mortgage Loan Trust, Inc.
2.624% due 08/25/2036 •		946	945
2.734% due 10/25/2036 •		17,188	16,598
Countrywide Asset-Backed Certificates
2.544% due 08/25/2037 ^•		254	241
2.594% due 11/25/2037 •		7,869	7,599
2.654% due 03/25/2037 •		10,300	9,856
5.805% due 04/25/2036 ^~		828	750
Countrywide Asset-Backed Certificates Trust
2.554% due 02/25/2037 •		139	139
2.594% due 06/25/2047 •		724	719
3.144% due 08/25/2047 •		1,215	1,207
Countrywide Asset-Backed Certificates Trust, Inc. 3.184% due 11/25/2034 •		530	535
Crown Point CLO Ltd. 3.713% due 07/17/2028		13,000	12,941
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		204	82
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •		3,284	3,283
Dorchester Park CLO DAC 3.492% due 04/20/2028 •		4,150	4,124
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	2,300	2,616
Equity One Mortgage Pass-Through Trust 3.004% due 04/25/2034 •		$133	124
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		11,600	11,537
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		9,100	9,077
First Franklin Mortgage Loan Trust 2.874% due 11/25/2036 •		14,950	13,564
Flagship CLO Ltd. 3.451% due 01/16/2026 •		6,365	6,359
Fremont Home Loan Trust 2.539% due 10/25/2036 •		3,236	3,049
GSAA Trust 6.220% due 03/25/2046 þ		2,172	1,746
GSAMP Trust
2.774% due 03/25/2047 •		3,000	2,707
3.379% due 03/25/2035 ^•		4,184	3,699
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •		5,996	5,980
HSI Asset Securitization Corp. Trust 2.674% due 02/25/2036 •		2,300	2,287
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •		5,450	5,426
IndyMac Mortgage Loan Trust 2.474% due 07/25/2036 •		4,792	2,152
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •		13,550	13,488
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,819	3,856
3.750% due 04/25/2059 þ		6,512	6,648
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		5,819	4,269
Lehman XS Trust
2.564% due 05/25/2036 •		5,172	5,277

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.204% due 10/25/2035 •		393	392
5.354% due 06/25/2036 þ		5,389	5,584
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		14,100	14,153
Long Beach Mortgage Loan Trust 3.139% due 08/25/2035 •		63	63
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		9,360	9,313
Marlette Funding Trust 2.690% due 09/17/2029 (b)		3,900	3,902
Merrill Lynch Mortgage Investors Trust
2.484% due 09/25/2037 •		127	73
2.524% due 02/25/2037 •		127	55
MidOcean Credit CLO 3.397% due 04/15/2027 •		3,950	3,939
Monarch Grove CLO 3.460% due 01/25/2028 •		8,610	8,573
Morgan Stanley ABS Capital, Inc. Trust
2.744% due 03/25/2037 •		555	311
3.274% due 11/25/2034 •		22,783	23,025
Morgan Stanley Dean Witter Capital, Inc. Trust 3.754% due 02/25/2033 •		601	605
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		150	103
6.000% due 02/25/2037 ^~		151	121
Mountain View CLO Ltd. 3.397% due 10/15/2026 •		6,804	6,780
Navient Student Loan Trust 3.554% due 03/25/2066 •		14,461	14,530
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •		5,390	5,386
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.694% due 03/25/2036 •		4,100	4,043
NovaStar Mortgage Funding Trust
2.574% due 11/25/2036 •		1,597	710
3.109% due 01/25/2036 •		2,200	2,199
3.510% due 06/25/2035 •		2,517	2,531
OCP CLO Ltd. 3.397% due 07/15/2027 •		1,490	1,487
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •		2,940	2,934
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •		2,700	2,703
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.894% due 09/25/2035 •		3,800	3,801
3.379% due 10/25/2034 •		568	572
3.394% due 09/25/2034 •		493	495
3.454% due 10/25/2034 •		4,900	4,991
Popular ABS Mortgage Pass-Through Trust 3.094% due 06/25/2035 •		626	625
Renaissance Home Equity Loan Trust
3.404% due 12/25/2033 •		399	393
3.590% due 09/25/2037		36,248	20,155
Residential Asset Securities Corp. Trust 2.644% due 08/25/2036 •		4,700	3,694
Residential Mortgage Loan Trust 3.904% due 09/25/2029 •		6	6
Saxon Asset Securities Trust 2.709% due 05/25/2035 •		500	482
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		412	415
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	290	329
3.480% due 07/25/2023 •		$8,839	8,832
4.080% due 04/25/2023 •		43,265	43,776
Sound Point CLO Ltd. 3.472% due 07/20/2027 •		2,800	2,803
Soundview Home Loan Trust 2.584% due 07/25/2037 •		4,875	4,504
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		24,892	25,192
Structured Asset Investment Loan Trust
3.109% due 03/25/2034 •		330	329
3.124% (US0001M + 0.720%) due 10/25/2035 ~		79	80
Structured Asset Securities Corp. Mortgage Loan Trust
2.784% due 10/25/2036 •		1,700	1,704
3.940% due 04/25/2035 •		126	125
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		9,208	9,214
Symphony CLO Ltd.
3.477% due 04/15/2028 •		2,040	2,030
3.627% due 10/15/2025 •		13,689	13,696
Telos CLO Ltd. 3.538% due 04/17/2028 •		5,870	5,858
THL Credit Wind River CLO Ltd.
0.000% due 01/15/2026 •(b)		9,750	9,750

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.467% due 10/15/2027 •		800	799
TICP CLO Ltd.
3.392% due 07/20/2027 •		4,560	4,545
3.432% due 04/20/2028 •		6,420	6,395
Tralee CLO Ltd. 3.622% due 10/20/2027 •		6,900	6,901
Venture CLO Ltd.
3.321% due 02/28/2026 •		28,501	28,424
3.477% due 07/15/2027 •		7,100	7,108
3.667% due 04/15/2027		5,490	5,477
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		3,096	3,111
Wachovia Mortgage Loan Trust 3.064% due 10/25/2035 •		542	543
Wells Fargo Home Equity Asset-Backed Securities Trust 4.804% due 12/25/2034 •		400	408
WhiteHorse Ltd. 3.518% due 04/17/2027 •		7,000	6,989
Total Asset-Backed Securities (Cost $544,933)			554,605

SOVEREIGN ISSUES 11.6%
Argentina Government International Bond
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	6,900	241
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		61,890	1,255
53.892% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		2,600	59
63.705% (ARLLMONP) due 06/21/2020 ~(a)		508,594	11,686
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	15,899	11,594
3.000% due 09/20/2025 (d)		69,242	58,078
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	11,900	13,918
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (c)	BRL	30,370	7,676
Canadian Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	32,514	32,489
France Government International Bond
1.850% due 07/25/2027 (d)(i)	EUR	11,855	16,869
2.100% due 07/25/2023 (d)(i)		61,314	79,574
2.250% due 07/25/2020 (d)(i)		82,472	97,255
Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (d)(i)		28,556	35,011
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	5,837,509	56,553
0.100% due 03/10/2029 (d)		852,516	8,259
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	1,047	59
7.750% due 05/29/2031		206,976	10,922
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	98,821	72,575
3.000% due 09/20/2030 (d)		19,743	16,727
Peru Government International Bond 5.940% due 02/12/2029	PEN	30,600	10,145
Qatar Government International Bond 3.875% due 04/23/2023		$11,000	11,551
Saudi Government International Bond 4.000% due 04/17/2025		12,970	13,825
United Kingdom Gilt
0.125% due 03/22/2026 (d)(i)	GBP	121,713	184,488
1.250% due 11/22/2027 (d)(i)		124,076	213,128
1.875% due 11/22/2022 (d)(i)		93,409	138,101
Total Sovereign Issues (Cost $1,122,698)			1,102,038

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society 10.250% ~		15,167	2,916

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Total Preferred Securities (Cost $2,956)			2,916

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 1.4%
Bank of Montreal
1.787% due 07/22/2019	CAD	3,100	2,364
1.797% due 07/19/2019		1,900	1,449
1.800% due 07/24/2019		800	610
1.802% due 07/12/2019		12,200	9,310
1.802% due 07/26/2019		1,800	1,373
1.806% due 07/31/2019		15,700	11,970
Bank of Nova Scotia
1.773% due 07/22/2019		4,700	3,585
1.775% due 07/23/2019		800	610
1.775% due 07/25/2019		1,400	1,068
1.781% due 07/26/2019		500	381
1.785% due 07/22/2019		4,400	3,356
Broadcom, Inc.
2.830% due 07/18/2019		$3,450	3,445
2.870% due 07/16/2019		5,500	5,492
2.910% due 07/09/2019		4,800	4,796
Campbell Soup Co. 2.980% due 07/15/2019		1,650	1,648
Crown Castle International Corp. 2.800% due 07/17/2019		2,200	2,197
Enable Midstream Partners LP 3.150% due 07/25/2019		3,300	3,293
Enbridge (U.S.), Inc. 2.830% due 08/06/2019		5,500	5,485
Encana Corp.
3.120% due 07/08/2019		900	899
3.200% due 08/01/2019		5,100	5,088
Energy Transfer Partners LP 3.040% due 07/08/2019		9,900	9,893
HSBC Bank Canada
1.827% due 07/24/2019	CAD	3,500	2,669
1.828% due 07/25/2019		1,800	1,373
1.828% due 07/26/2019		2,700	2,059
Royal Bank Of Canada
1.765% due 07/02/2019		6,300	4,810
1.773% due 07/22/2019		2,800	2,136
1.777% due 07/25/2019		2,200	1,678
1.777% due 07/26/2019		6,400	4,881
1.795% due 07/31/2019		9,200	7,014
1.801% due 07/11/2019		7,600	5,800
Royal Caribbean Cruise
2.750% due 08/07/2019		$4,250	4,238
2.850% due 07/30/2019		300	299
2.900% due 07/11/2019		1,450	1,449
2.970% due 07/01/2019		1,400	1,400
Toronto-Dominion Bank
1.765% due 07/02/2019	CAD	9,900	7,559
1.787% due 07/22/2019		4,100	3,127
1.788% due 07/24/2019		4,800	3,661
1.792% due 07/16/2019		900	687
1.792% due 07/26/2019		1,100	839
1.795% due 07/19/2019		3,700	2,823
			136,814

REPURCHASE AGREEMENTS (h) 0.1%			6,320
Total Short-Term Instruments (Cost $142,596)			143,134
Total Investments in Securities (Cost $12,169,722)			12,387,372

		SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III		24,105,276	238,449

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $238,428)	238,449
Total Investments in Affiliates (Cost $238,428)	238,449
Total Investments 133.3% (Cost $12,408,150)	$12,625,821
Financial Derivative Instruments (j)(l) 0.2%(Cost or Premiums, net $(9,775))	14,552
Other Assets and Liabilities, net (33.5)%	(3,169,742)
Net Assets 100.0%	$9,470,631

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

CIMIC Group Ltd.	0.000%	07/01/2019	07/10/2018	$1,900	$1,900	0.02%
CIMIC Group Ltd.	0.000	08/03/2019	08/13/2018	7,772	7,777	0.08
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	5,000	5,011	0.05
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	5,000	5,006	0.05
Lloyds Banking Group PLC	3.870	09/04/2019	05/22/2018	5,000	5,002	0.05
				$24,672	$24,696	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$6,320	U.S. Treasury Notes 2.250% due 03/31/2021	$(6,449)	$6,320	$6,321
Total Repurchase Agreements						$(6,449)	$6,320	$6,321

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.410)%	05/31/2019	07/15/2019	EUR	(158,945)	$(180,673)
	(0.370)	04/17/2019	07/18/2019		(28,843)	(32,772)
IND	0.840	06/12/2019	08/09/2019	GBP	(146,132)	(185,661)
	0.870	06/12/2019	08/09/2019		(248,246)	(315,402)
UBS	(0.370)	04/17/2019	07/18/2019	EUR	(13,895)	(15,789)
Total Reverse Repurchase Agreements						$(730,297)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.590%	04/30/2019	07/09/2019	$(22,044)	$(22,143)
	2.590	05/07/2019	07/09/2019	(3,493)	(3,507)
	2.600	04/16/2019	07/15/2019	(14,509)	(14,588)
	2.600	05/07/2019	07/24/2019	(21,062)	(21,146)
	2.600	06/11/2019	07/15/2019	(16,756)	(16,780)
	2.600	06/11/2019	07/17/2019	(36,130)	(36,182)
Total Sale-Buyback Transactions					$(114,346)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.5)%
Fannie Mae UMBS, TBA	3.000%	07/01/2049	$305,000	$(307,704)	$(307,487)
Fannie Mae UMBS, TBA	3.000	08/01/2049	402,000	(404,195)	(404,963)
Total Short Sales (7.5)%				$(711,899)	$(712,450)

(i)	Securities with an aggregate market value of $840,923 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(387,210) at a weighted average interest rate of 1.201%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(123) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.125	08/23/2019	102	$204	$1	$0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	126.750	08/23/2019	367	367	3	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	130.000	08/23/2019	24	24	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	130.250	08/23/2019	818	818	7	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.500	08/23/2019	679	679	6	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.000	08/23/2019	145	145	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.500	08/23/2019	3,195	3,195	27	3
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	298	298	3	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	149.500	08/23/2019	833	833	7	1
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	186.000	08/23/2019	1,490	1,490	13	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	125.000	08/23/2019	57	57	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	230.000	08/23/2019	219	219	2	0
Total Purchased Options					$71	$8

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$129.000	07/26/2019	492	$492	$(122)	$(131)
Total Written Options					$(122)	$(131)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	143	$2	$0	$0	$0
Call Options Strike @ EUR 113.800 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	6,629	38	(7)	38	(38)
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	120	1	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2019	7,510	1,475,134	15,940	2,049	0
Put Options Strike @ EUR 129.750 on Euro-Bobl September 2019 Futures (1)	08/2019	295	2	0	0	0
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	2,439	28	(2)	0	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	108	1	0	0	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	664	8	(1)	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	5,357	685,529	2,892	165	0
				$18,822	$2,252	$(38)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	190	$(15,339)	$(21)	$21	$(4)
Australia Government 10-Year Bond September Futures	09/2019	306	(30,860)	(185)	174	(62)
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	566	(2,130)	(1,412)	0	(142)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	571	(1,850)	(1,155)	0	(136)
Call Options Strike @ EUR 134.500 on Euro-Bobl September 2019 Futures (1)	08/2019	1,369	(560)	(36)	0	(78)
Euro-Bobl September Futures	09/2019	358	(54,728)	(53)	0	(49)
Euro-BTP Italy Government Bond September Futures	09/2019	1,670	(254,823)	(9,235)	0	(1,230)
Euro-Buxl 30-Year Bond September Futures	09/2019	1,019	(235,101)	(4,419)	209	(340)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	3,581	(671,343)	(13,916)	0	(977)
Euro-Schatz September Futures	09/2019	20,727	(2,646,409)	(3,053)	0	(707)
Japan Government 10-Year Bond September Futures	09/2019	28	(39,955)	(56)	11	(29)
Put Options Strike @ EUR 112.100 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	4,280	(170)	211	24	0
Put Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	566	(45)	632	13	0
Put Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	571	(71)	566	20	0
U.S. Treasury 5-Year Note September Futures	09/2019	1,273	(150,413)	(2,428)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,752	(272,600)	(9,569)	219	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	754	(133,882)	(650)	137	0
United Kingdom Long Gilt September Futures	09/2019	1,096	(181,360)	(724)	348	0
				$(45,503)	$1,176	$(3,754)
Total Futures Contracts				$(26,681)	$3,428	$(3,792)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	3,690	$61	$(8)	$53	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		1,500	4	0	4	1	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.244		$2,000	(50)	73	23	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		4,100	(227)	262	35	0	(1)
							$(212)	$327	$115	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$64,602	$(2,401)	$(1,523)	$(3,924)	$8	$(49)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	18,800	(1,427)	(12)	(1,439)	0	(17)
					$(3,828)	$(1,535)	$(5,363)	$8	$(66)
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$42,320	$99	$(258)	$(159)	$375	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047	8,500	21	(875)	(854)	79	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047	18,483	105	(2,174)	(2,069)	172	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047	6,490	16	(774)	(758)	60	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(4,423)	(4,280)	50	0
Pay(7)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		$93,200	0	456	456	0	(92)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		107,340	2,672	(3,296)	(624)	89	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,250	520	(2,415)	(1,895)	72	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	(2,179)	651	111	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		225,720	(675)	(9,719)	(10,394)	171	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		14,590	786	(1,185)	(399)	24	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		48,180	559	(4,250)	(3,691)	71	0
Receive(7)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		218,300	0	(9,856)	(9,856)	172	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		41,280	2,463	(9,475)	(7,012)	265	0
Pay(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	1,820	13	86	99	0	(2)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		42,420	(381)	(3,283)	(3,664)	191	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(15)	(293)	(308)	0	(8)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,225,400	(119)	(796)	(915)	0	(20)
Receive	CPTFEMU	1.085	Maturity	01/15/2024	EUR	40	0	(1)	(1)	0	0
Pay	CPTFEMU	1.808	Maturity	11/15/2038		50	0	8	8	0	0
Pay	CPTFEMU	1.570	Maturity	03/15/2039		150	0	12	12	0	(1)
Pay	CPTFEMU	1.946	Maturity	03/15/2048		6,045	3	1,563	1,566	0	(43)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		4,145	0	1,087	1,087	0	(10)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		8,460	29	2,211	2,240	0	(20)
Receive	CPURNSA	1.721	Maturity	07/15/2020		$5,390	0	(7)	(7)	0	0
Receive	CPURNSA	2.168	Maturity	07/15/2020		48,200	0	(276)	(276)	10	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	(125)	(125)	0	(47)
Receive	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	(113)	(113)	0	(45)
Receive	CPURNSA	1.875	Maturity	03/14/2021		45,000	0	(76)	(76)	0	(58)
Receive	CPURNSA	1.927	Maturity	03/18/2021		5,900	0	(16)	(16)	0	(6)
Receive	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	(427)	639	0	(1)
Receive	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(360)	403	0	(3)
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	(154)	(154)	0	(10)
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	(2,304)	(2,304)	0	(76)
Receive	CPURNSA	2.263	Maturity	04/27/2023		55,580	(12)	(1,434)	(1,446)	0	(25)
Receive	CPURNSA	2.263	Maturity	05/09/2023		16,720	0	(428)	(428)	0	(9)
Receive	CPURNSA	2.281	Maturity	05/10/2023		25,570	0	(722)	(722)	0	(57)
Pay	CPURNSA	1.762	Maturity	08/30/2026		42,770	(2,098)	1,439	(659)	45	0
Pay	CPURNSA	1.945	Maturity	10/11/2026		2,100	(55)	57	2	2	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	0	1,116	1,116	29	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	(8)	768	760	17	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	0	744	744	38	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	4,870	0	(16)	(16)	0	(2)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		2,180	1	(23)	(22)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		23,170	(1)	(349)	(350)	21	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		38,700	(1)	(364)	(365)	70	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	0	35	35	0	(1)
Pay	UKRPI	3.350	Maturity	05/15/2030	GBP	9,920	(215)	156	(59)	29	0
Pay	UKRPI	3.400	Maturity	06/15/2030		16,110	(101)	148	47	50	0
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	460	(1,628)	(1,168)	123	0
Pay	UKRPI	3.300	Maturity	12/15/2030		600	(29)	2	(27)	2	0
Pay	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	9	(3,522)	80	0
Pay	UKRPI	3.530	Maturity	10/15/2031		3,700	91	(111)	(20)	6	0
Pay	UKRPI	3.470	Maturity	09/15/2032		51,215	6	(919)	(913)	113	0
Pay	UKRPI	3.500	Maturity	09/15/2033		5,610	4	(96)	(92)	8	0
Pay	UKRPI	3.579	Maturity	10/15/2033		7,300	0	88	88	12	0
Pay	UKRPI	3.572	Maturity	05/15/2034		30,830	0	(511)	(511)	53	0
Pay	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	104	(378)	33	0
Pay	UKRPI	3.580	Maturity	06/15/2039		11,070	11	(27)	(16)	0	(5)
Pay	UKRPI	3.590	Maturity	06/15/2039		7,840	0	21	21	0	(4)
Pay	UKRPI	3.600	Maturity	06/15/2039		33,300	(1)	226	225	0	(16)
							$4,937	$(55,402)	$(50,465)	$2,643	$(561)
Total Swap Agreements							$897	$(56,610)	$(55,713)	$2,652	$(629)

(k)	Securities with an aggregate market value of $63,542 and cash of $14,991 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	16,047		$17,998	$0	$(249)
	07/2019		$69,989	AUD	100,221	371	0
	07/2019		32,102	CAD	42,224	141	0
	07/2019		6,153	EUR	5,427	18	0
	07/2019		2,229	GBP	1,778	29	0
	08/2019	AUD	100,221		$70,062	0	(375)
	08/2019	CAD	42,224		32,125	0	(141)
	08/2019		$19,033	BRL	73,153	0	(37)
	09/2019	CNH	3,973		$573	0	(5)
	09/2019	KRW	5,452,889		4,733	11	0
	09/2019	SGD	32,080		23,437	0	(301)
	09/2019		$46,046	IDR	678,032,236	1,483	0
	09/2019		261	ILS	931	1	0
	10/2019	DKK	147,555		$22,662	11	0
	11/2019	TWD	273,520		8,721	0	(166)
BPS	07/2019	CAD	18,900		14,357	0	(77)
	07/2019	EUR	6,868		7,703	0	(106)
	07/2019	GBP	85,977		109,603	417	0
	07/2019	IDR	69,960,280		4,834	0	(118)
	07/2019	JPY	525,200		4,913	42	0
	07/2019	KRW	5,863,829		5,081	2	0
	07/2019	MXN	95,814		4,982	0	(10)
	07/2019	NZD	919		603	0	(14)
	07/2019	TRY	24,494		4,224	0	(6)
	07/2019		$1,595	ARS	79,499	225	0
	07/2019		14,879	CAD	19,800	240	0
	07/2019		1,361	EUR	1,206	11	0
	07/2019		128,716	GBP	101,501	186	0
	07/2019		4,934	IDR	69,960,280	18	0
	07/2019		5,069	KRW	5,863,829	9	0
	07/2019		4,962	MXN	95,814	10	0
	07/2019		12,958	TRY	77,351	324	0
	07/2019		4,940	ZAR	70,763	69	0
	08/2019	GBP	96,593		$122,702	0	(158)
	08/2019		$1,540	ARS	68,710	0	(10)
	09/2019	COP	12,309,620		$3,830	19	0
	10/2019	DKK	201,935		31,048	49	0
BRC	07/2019	CLP	3,322,644		4,705	0	(199)
	07/2019		$4,887	CLP	3,322,644	16	0
	07/2019		9,466	RUB	598,048	0	(24)
	07/2019		22,971	ZAR	334,089	731	0
CBK	07/2019	AUD	100,221		$69,384	0	(976)
	07/2019	CAD	19,085		14,343	0	(231)
	07/2019	JPY	679,300		6,336	35	0
	07/2019		$27,470	DKK	180,614	45	0
	07/2019		112,929	EUR	99,365	60	0
	07/2019		1,026	GBP	810	3	0
	08/2019	EUR	99,365		$113,216	0	(62)
	08/2019	PEN	32,683		9,716	0	(195)
	08/2019		$562	BRL	2,163	0	0
	09/2019	COP	3,698,350		$1,145	0	0
	09/2019		$46,194	COP	155,404,711	1,922	0
	10/2019	DKK	463,114		$71,041	2	(54)
DUB	08/2019	ARS	240,049		4,954	0	(389)
FBF	07/2019	BRL	55,436		14,493	56	0
	07/2019		$14,466	BRL	55,436	0	(29)
	08/2019		14,451		55,436	0	(56)
GLM	07/2019	ARS	223,496		$4,481	0	(557)
	07/2019	BRL	56,466		14,378	0	(320)
	07/2019	CAD	2,600		1,983	0	(3)
	07/2019	CLP	3,254,952		4,691	0	(113)
	07/2019	EUR	9,202		10,421	0	(42)
	07/2019	GBP	56,530		71,969	178	0
	07/2019	IDR	69,851,600		4,892	0	(45)
	07/2019		$4,520	ARS	223,496	518	0
	07/2019		4,844	BRL	18,717	31	0
	07/2019		1,149	EUR	1,013	3	0
	07/2019		5,091	MXN	97,050	0	(49)
	10/2019	DKK	193,715		$29,738	1	0
HUS	07/2019	BRL	18,717		4,844	0	(31)
	07/2019	CAD	45,739		33,979	0	(949)
	07/2019	CLP	9,954,054		14,523	1	(169)
	07/2019	EUR	261,628		292,466	0	(5,031)
	07/2019	IDR	70,439,460		4,928	0	(55)
	07/2019	KRW	5,863,829		5,069	0	(9)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019	NZD	508		334	0	(8)
	07/2019	THB	305,914		9,881	0	(99)
	07/2019		$580	ARS	28,984	77	0
	07/2019		4,885	BRL	18,717	0	(10)
	07/2019		4,904	CLP	3,322,644	0	(1)
	07/2019		60,246	JPY	6,483,400	0	(112)
	07/2019		9,905	KRW	11,721,780	234	0
	07/2019		14,914	MXN	289,093	139	(4)
	08/2019	JPY	6,483,400		$60,388	110	0
	11/2019	TWD	875,915		27,979	0	(480)
JPM	07/2019	CAD	13,000		9,759	0	(170)
	07/2019	GBP	111,878		141,234	10	(855)
	07/2019	JPY	5,278,900		48,433	0	(530)
	07/2019		$1,919	DKK	12,634	6	0
	07/2019		15,395	EUR	13,743	232	0
	07/2019		4,889	KRW	5,782,319	107	0
	07/2019		450	PLN	1,694	4	0
	07/2019		36,801	RUB	2,400,305	1,097	0
	08/2019		420	MXN	8,126	0	0
	09/2019	COP	139,572,899		$43,303	108	(20)
	09/2019	INR	140,784		1,993	0	(28)
	10/2019	DKK	62,180		9,553	8	0
	01/2020	BRL	30,370		7,895	118	0
MSB	08/2019		$13,537	BRL	51,931	0	(52)
MYI	07/2019	CAD	39,900		$30,455	0	(32)
	07/2019	GBP	32,368		40,912	0	(193)
	07/2019	NZD	132,092		86,211	0	(2,529)
RBC	08/2019	MXN	427,105		21,505	0	(591)
RYL	07/2019	CAD	13,200		10,022	0	(62)
	07/2019	CLP	3,364,097		4,918	0	(47)
SCX	07/2019	BRL	55,436		14,466	29	0
	07/2019	CAD	7,600		5,701	0	(104)
	07/2019	GBP	209,668		265,376	0	(892)
	07/2019		$13,753	BRL	55,436	683	0
	07/2019		193,910	EUR	172,991	2,798	0
	07/2019		89,310	NZD	133,519	388	0
	08/2019	NZD	133,519		$89,371	0	(392)
	09/2019	KRW	48,843,280		41,031	0	(1,263)
	11/2019	TWD	348,757		11,143	0	(188)
SOG	07/2019	IDR	70,047,273		4,893	0	(64)
	07/2019		$8,091	TRY	47,545	68	(14)
	07/2019		4,940	ZAR	72,141	171	0
SSB	07/2019	CAD	14,700		$11,158	0	(73)
	07/2019	IDR	69,960,280		4,933	0	(7)
	07/2019		$4,947	IDR	69,960,280	6	0
TOR	07/2019	CAD	1,600		$1,215	0	(8)
UAG	07/2019		$500,245	GBP	392,332	0	(2,003)
Total Forward Foreign Currency Contracts						$13,681	$(22,192)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	25,000	$(24)	$(2)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	19,400	(23)	(4)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	21,000	(19)	(3)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	23,800	(38)	(6)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	49,400	(107)	(17)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	19,800	(20)	(3)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	11,400	(18)	(3)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	18,600	(20)	(6)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	26,000	(39)	(6)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	21,100	(25)	(4)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	8,900	(10)	(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	25,300	(43)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	37,500	(37)	(7)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	27,500	(32)	(8)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	8,200	(16)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	22,300	(36)	(6)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	10,500	(18)	(3)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	18,400	(18)	(3)
						$(543)	$(83)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	253,500	$(2,263)	$0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	33,200	(429)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	(2,097)	(76)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(191)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	149,900	(1,694)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	64,700	(1,194)	(32)
						$(9,194)	$(108)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	639,100	$(495)	$(73)
Total Written Options						$(10,232)	$(264)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)
									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$17,600	$160	$(164)	$0	$(4)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	22,600	225	(230)	0	(5)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	24,000	205	(210)	0	(5)
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	12,200	108	(111)	0	(3)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	20,200	187	(192)	0	(5)
							$885	$(907)	$0	$(22)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)
								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$23,700	$(1,245)	$1,520	$275	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,800	(335)	391	56	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	12,300	(26)	8	0	(18)
						$(1,606)	$1,919	$331	$(18)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	141,370	$0	$(26)	$0	$(26)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		86,740	0	(16)	0	(16)
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		29,770	(2)	498	496	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$50,000	330	(5,646)	0	(5,316)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	74,520	0	(15)	0	(15)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		16,030	0	224	224	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		71,730	0	(22)	0	(22)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		15,310	0	269	269	0
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,880	4	(15)	0	(11)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		18,170	0	257	257	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	190	190	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		$9,860	0	(123)	0	(123)
								$332	$(4,425)	$1,436	$(5,529)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.590%	Maturity	07/08/2019	$250,000	$0	$1,992	$1,992	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.580%	Maturity	07/12/2019	46,800	0	1,193	1,193	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	07/15/2019	116,100	0	3,038	3,038	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.620%	Maturity	07/22/2019	63,900	0	711	711	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	08/07/2019	30,000	0	1,120	1,120	0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.680%	Maturity	07/12/2019	372,200	0	1,673	1,673	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	09/03/2019	100,000	0	489	489	0
JPM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.530%	Maturity	07/09/2019	200,000	0	(314)	0	(314)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.560%	Maturity	07/09/2019	200,000	0	455	455	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	07/19/2019	50,000	0	46	46	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.0255	Maturity	07/31/2019	50,000	0	0	0	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.480%	Maturity	08/19/2019	7,900	0	(17)	0	(17)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.125%	Maturity	08/07/2019	200,000	0	4,072	4,072	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.250%	Maturity	08/07/2019	200,000	0	836	836	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.610%	Maturity	08/09/2019	575,000	0	10,221	10,221	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.650%	Maturity	09/03/2019	150,000	0	78	78	0
								$0	$25,593	$25,924	$(331)
Total Swap Agreements								$(389)	$22,180	$27,691	$(5,900)

(m)	Securities with an aggregate market value of $16,398 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$526,446	$0	$526,446
Industrials	0	59,533	0	59,533
Specialty Finance	0	24,696	0	24,696
Utilities	0	84,371	0	84,371
U.S. Government Agencies	0	2,402,491	0	2,402,491
U.S. Treasury Obligations	0	7,224,945	0	7,224,945
Non-Agency Mortgage-Backed Securities	0	259,708	2,489	262,197
Asset-Backed Securities	0	550,553	4,052	554,605
Sovereign Issues	0	1,102,038	0	1,102,038
Preferred Securities
Banking & Finance	0	2,916	0	2,916
Short-Term Instruments
Commercial Paper	0	136,814	0	136,814
Repurchase Agreements	0	6,320	0	6,320
	$0	$12,380,831	$6,541	$12,387,372
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$238,449	$0	$0	$238,449
Total Investments	$238,449	$12,380,831	$6,541	$12,625,821
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(712,450)	$0	$(712,450)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,428	2,660	0	6,088
Over the counter	0	41,372	0	41,372
	$3,428	$44,032	$0	$47,460
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,792)	(760)	0	(4,552)
Over the counter	0	(28,356)	0	(28,356)
	$(3,792)	$(29,116)	$0	$(32,908)
Total Financial Derivative Instruments	$(364)	$14,916	$0	$14,552
Totals	$238,085	$11,683,297	$6,541	$11,927,923

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.3% ¤
U.S. TREASURY OBLIGATIONS 159.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2020	$27,342	$27,059
0.125% due 04/15/2021(c)	74,654	73,972
0.125% due 04/15/2022	18,123	17,984
0.125% due 07/15/2022)	33,710	33,617
0.125% due 01/15/2023	20,522	20,412
0.125% due 07/15/2024	2,970	2,966
0.125% due 07/15/2026(c)	75,851	75,371
0.250% due 01/15/2025	3,053	3,057
0.375% due 07/15/2023	36,637	36,946
0.375% due 07/15/2025	30,060	30,403
0.375% due 01/15/2027	29,955	30,175
0.375% due 07/15/2027(c)	56,090	56,636
0.500% due 04/15/2024	11,650	11,799
0.500% due 01/15/2028	22,643	23,024
0.625% due 07/15/2021	17,571	17,684
0.625% due 01/15/2024	953	970
0.625% due 01/15/2026	26,883	27,539
0.625% due 02/15/2043	13,380	12,984
0.750% due 07/15/2028(c)	37,661	39,260
0.750% due 02/15/2042	18,092	18,178
0.750% due 02/15/2045	6,369	6,310
0.875% due 01/15/2029(c)	192,561	202,798
1.000% due 02/15/2046	5,392	5,657
1.000% due 02/15/2048	10,361	10,914
1.250% due 07/15/2020	19,917	20,048
1.375% due 02/15/2044(c)	39,522	44,912
1.750% due 01/15/2028(c)	32,160	36,073
2.125% due 02/15/2041	5,950	7,672
2.500% due 01/15/2029	3,058	3,681
3.625% due 04/15/2028	35,417	45,492
3.875% due 04/15/2029	3,795	5,084

Total U.S. Treasury Obligations (Cost $936,560)		948,677

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.684% due 01/25/2035 •	251	248
Merrill Lynch Mortgage Investors Trust 2.824% due 07/25/2030 •	1,242	1,198

Total Non-Agency Mortgage-Backed Securities (Cost $1,410)		1,446

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		513

Total Short-Term Instruments (Cost $513)		513

Total Investments in Securities (Cost $938,483)		950,636

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	250,275	2,476

Total Short-Term Instruments (Cost $2,475)		2,476

Total Investments in Affiliates (Cost $2,475)		2,476

Total Investments 160.7% (Cost $940,958)		$953,112
Financial Derivative Instruments (d) 0.1%(Cost or Premiums, net $(996))		299
Other Assets and Liabilities, net (60.8)%		(360,224)

Net Assets 100.0%		$593,187

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.000%	06/28/2019	07/01/2019	$513	U.S. Treasury Notes 2.250% due 03/31/2021	$(527)	$513	$513

Total Repurchase Agreements						$(527)	$513	$513

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	2.600%	05/09/2019	07/09/2019	$(37,035)	$(37,177)
BSN	2.540	04/04/2019	07/02/2019	(24,272)	(24,423)
	2.550	06/07/2019	07/09/2019	(56,537)	(56,633)
	2.620	06/27/2019	07/26/2019	(38,298)	(38,309)
DEU	2.620	06/04/2019	07/05/2019	(22,313)	(22,356)
GRE	2.610	04/30/2019	07/22/2019	(8,879)	(8,919)
JPS	2.600	06/06/2019	07/09/2019	(53,655)	(53,752)
	2.600	06/21/2019	07/09/2019	(42,668)	(42,699)

Total Reverse Repurchase Agreements					$(284,268)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG	2.530%	06/24/2019	08/26/2019	$(5,915)	$(5,918)
	2.600	06/06/2019	07/06/2019	(35,697)	(35,761)
	2.600	06/06/2019	07/06/2019	(52,963)	(53,059)
	2.620	06/13/2019	07/25/2019	(18,524)	(18,549)

Total Sale-Buyback Transactions					$(113,287)

(c)	Securities with an aggregate market value of $401,643 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(264,615) at a weighted average interest rate of 2.566%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(152) of deferred price drop.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

CBK	07/2019	JPY	59,600		$547	$0	$(6)
UAG	07/2019		$554	JPY	59,600	0	(1)
	08/2019	JPY	59,600		$555	1	0

Total Forward Foreign Currency Contracts						$1	$(7)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	11,400	$(102)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	2,700	(35)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(16)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	154
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	154
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(3)

Total Written Options						$(996)	$305

(1)	Notional Amount represents the number of contracts.

(2)	YOY options may have a series of expirations.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$948,677	$0	$948,677
Non-Agency Mortgage-Backed Securities	0	1,446	0	1,446
Short-Term Instruments
Repurchase Agreements	0	513	0	513

	$0	$950,636	$0	$950,636
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,476	$0	$0	$2,476

Total Investments	$2,476	$950,636	$0	$953,112

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Over the counter	$0	$298	$0	$298

Total Financial Derivative Instruments	$0	$299	$0	$299

Totals	$2,476	$950,935	$0	$953,411

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.0% ¤
CORPORATE BONDS & NOTES 8.4%
BANKING & FINANCE 6.0%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$100	$103
Ally Financial, Inc.
4.125% due 03/30/2020		200	202
7.500% due 09/15/2020		100	106
8.000% due 03/15/2020		100	104
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(e)(f)	EUR	400	471
6.750% due 02/18/2020 •(e)(f)		200	234
Banco Santander S.A. 6.250% due 09/11/2021 •(e)(f)		400	479
Bank of America Corp. 5.875% due 03/15/2028 •(e)		$1,140	1,191
Bank of Ireland 7.375% due 06/18/2020 •(e)(f)	EUR	640	770
Cooperatieve Rabobank UA 5.500% due 06/29/2020 •(e)(f)		1,300	1,541
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,700	1,762
Deutsche Bank AG 4.250% due 10/14/2021		6,200	6,284
General Motors Financial Co., Inc. 2.350% due 10/04/2019		100	100
Goldman Sachs Group, Inc. 3.610% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,070
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,400	2,343
ING Bank NV 2.625% due 12/05/2022		$2,000	2,040
International Lease Finance Corp. 8.250% due 12/15/2020		500	540
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	79,100	11,890
2.500% due 10/01/2047		21	3
Lloyds Banking Group PLC 3.186% (US0003M + 0.800%) due 06/21/2021 ~		$1,300	1,301
Nissan Motor Acceptance Corp.
3.450% due 03/15/2023		100	102
3.650% due 09/21/2021		200	205
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	81,700	12,284
2.500% due 10/01/2047		3	1
Nykredit Realkredit A/S
1.000% due 10/01/2050		49,700	7,473
2.500% due 10/01/2047		16	2
Realkredit Danmark A/S 2.500% due 07/01/2047		70	11
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		$1,900	1,897
4.519% due 06/25/2024 •		1,200	1,250
7.500% due 08/10/2020 •(e)(f)		600	616
8.625% due 08/15/2021 •(e)(f)		1,320	1,426
Toronto-Dominion Bank 2.250% due 03/15/2021		3,000	3,009
UBS AG 3.031% (US0003M + 0.580%) due 06/08/2020 •		4,600	4,625
UniCredit SpA 7.830% due 12/04/2023		9,200	10,517

			81,952

INDUSTRIALS 1.2%
AbbVie, Inc. 3.375% due 11/14/2021		1,200	1,220
BAT Capital Corp. 3.118% due 08/14/2020 •		1,500	1,504
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,200	1,209
Conagra Brands, Inc. 3.800% due 10/22/2021		1,500	1,542

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Discovery Communications LLC 2.950% due 03/20/2023	100	101
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~	1,400	1,407
eBay, Inc. 2.750% due 01/30/2023	1,200	1,207
Enbridge, Inc. 2.984% (US0003M + 0.400%) due 01/10/2020 ~	1,700	1,700
Energy Transfer Operating LP 3.600% due 02/01/2023	100	102
Enterprise Products Operating LLC 3.350% due 03/15/2023	200	206
Huntsman International LLC 5.125% due 11/15/2022	400	423
Keurig Dr Pepper, Inc. 3.551% due 05/25/2021	2,100	2,145
Kraft Heinz Foods Co. 3.500% due 06/06/2022	100	103
Microchip Technology, Inc. 3.922% due 06/01/2021	1,700	1,731
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,100	1,090
NXP BV 3.875% due 09/01/2022	200	206
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	200	211
Ryder System, Inc. 2.450% due 09/03/2019	100	100
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	100	104
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	113	113
Telefonica Emisiones S.A. 5.877% due 07/15/2019	200	200
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	262	296
VMware, Inc. 3.900% due 08/21/2027	200	203

		17,123

UTILITIES 1.2%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	2,600	2,614
3.547% (US0003M + 0.950%) due 07/15/2021 ~	4,100	4,137
5.150% due 02/15/2050	1,400	1,543
5.300% due 08/15/2058	500	561
Consolidated Edison Co. of New York, Inc. 2.749% (US0003M + 0.400%) due 06/25/2021 ~	600	602
Duke Energy Corp. 2.400% due 08/15/2022	100	100
National Rural Utilities Cooperative Finance Corp. 2.694% (US0003M + 0.375%) due 06/30/2021 ~	400	401
NextEra Energy Capital Holdings, Inc. 2.835% (US0003M + 0.315%) due 09/03/2019 ~	3,280	3,281
Petrobras Global Finance BV 5.299% due 01/27/2025	2,137	2,273
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~	800	797

		16,309

Total Corporate Bonds & Notes (Cost $113,093)		115,384

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae 3.682% due 09/01/2044 - 10/01/2044 •	20	21
Fannie Mae UMBS 4.000% due 09/01/2048	182	189
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	139,830	142,879
4.000% due 08/01/2049	79,400	82,025
Freddie Mac
2.994% due 12/15/2037 •	121	123
4.245% due 09/01/2036 •	56	58
4.446% due 10/01/2036 •	33	34
4.536% due 07/01/2036 •	59	62
Ginnie Mae
2.783% due 02/20/2049 •	7,893	7,887
3.030% due 08/20/2068 •	3,215	3,155

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

NCUA Guaranteed Notes 2.979% due 12/08/2020 •		616	618

Total U.S. Government Agencies (Cost $236,990)			237,051

U.S. TREASURY OBLIGATIONS 84.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (h)		159,345	157,696
0.125% due 04/15/2021 (h)		357,518	354,250
0.125% due 04/15/2022 (h)(l)		90,073	89,383
0.125% due 07/15/2022 (l)		353	352
0.125% due 07/15/2024		56	56
0.125% due 07/15/2026 (l)		11,448	11,376
0.250% due 01/15/2025		13,203	13,223
0.375% due 07/15/2025 (h)		66,690	67,452
0.375% due 01/15/2027 (l)		10,196	10,271
0.375% due 07/15/2027 (l)		2,298	2,320
0.500% due 01/15/2028 (h)		110,962	112,827
0.625% due 07/15/2021		39,578	39,831
0.625% due 04/15/2023 (j)(l)		4,917	4,976
0.625% due 01/15/2026 (h)		87,711	89,852
0.750% due 07/15/2028		6,148	6,409
0.750% due 02/15/2045 (l)		2,387	2,365
0.875% due 01/15/2029 (l)		3,552	3,741
0.875% due 02/15/2047 (l)		386	394
1.000% due 02/15/2046 (l)		3,084	3,236
1.000% due 02/15/2048		1,710	1,799
1.125% due 01/15/2021		21,900	22,074
1.250% due 07/15/2020 (j)		20,226	20,360
1.375% due 02/15/2044 (l)		3,431	3,899
1.750% due 01/15/2028		47,294	53,049
2.000% due 01/15/2026		18,706	20,823
2.125% due 02/15/2040 (l)		35	45
2.125% due 02/15/2041 (l)		2,252	2,903
2.375% due 01/15/2025		40,407	45,168
2.375% due 01/15/2027 (l)		228	264
3.375% due 04/15/2032		8,094	11,099
3.875% due 04/15/2029 (l)		4,412	5,911

Total U.S. Treasury Obligations (Cost $1,145,127)			1,157,404

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust 2.644% due 07/25/2037 •		741	676
BCAP LLC Trust 4.209% due 04/26/2036 ~		664	577
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 02/25/2036 ^~		418	398
4.333% due 07/25/2036 ^~		164	159
4.563% due 01/25/2035 ~		73	74
Chase Mortgage Finance Trust 4.206% due 12/25/2035 ^~		37	36
Citigroup Mortgage Loan Trust 4.810% due 05/25/2035 •		5	5
Citigroup Mortgage Loan Trust, Inc.
4.550% due 09/25/2035 •		10	11
4.680% due 09/25/2035 •		7	7
5.130% due 03/25/2034 ~		71	73
Countrywide Alternative Loan Trust
2.514% due 06/25/2046 •		131	127
5.500% due 11/25/2035 ^		119	114
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		171	177
6.000% due 04/25/2036		412	342
Countrywide Home Loan Reperforming REMIC Trust 2.744% due 06/25/2035 •		58	56
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 3.104% due 10/25/2035 ^•		400	293
Credit Suisse Mortgage Capital Certificates
5.056% due 10/26/2036 ~		28	26
6.000% due 05/27/2037		15	16
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		456	340
Great Hall Mortgages PLC
0.911% due 03/18/2039 •	GBP	84	105
0.931% due 06/18/2038 •		88	110
GS Mortgage Securities Trust 4.592% due 08/10/2043		$1,100	1,114
GSR Mortgage Loan Trust
4.396% due 01/25/2036 ^~		99	100
4.898% due 09/25/2035 ~		31	31
HarborView Mortgage Loan Trust 2.830% due 05/19/2035 •		501	487
HomeBanc Mortgage Trust 2.674% due 10/25/2035 •		82	83

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

IndyMac Mortgage Loan Trust 2.684% due 07/25/2035 •		3,291	2,999
JPMorgan Mortgage Trust 4.494% due 06/25/2035 ~		216	218
Residential Asset Securitization Trust
2.804% due 05/25/2035 •		1,210	1,016
2.804% due 01/25/2046 ^•		307	136
5.750% due 03/25/2037 ^		304	175
Structured Adjustable Rate Mortgage Loan Trust
4.424% due 12/25/2034 ~		6	6
4.518% due 03/25/2036 ^~		218	203
Structured Asset Mortgage Investments Trust 2.614% due 04/25/2036 •		13	13
Thornburg Mortgage Securities Trust 4.129% due 09/25/2037 ~		70	71
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	6,200	7,904
WaMu Mortgage Pass-Through Certificates Trust 3.752% due 08/25/2036 ^~		$11	11
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		91	85
Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2036 ~		6	6
4.766% due 10/25/2035 ~		39	39
4.991% due 03/25/2036 ^~		80	80

Total Non-Agency Mortgage-Backed Securities (Cost $18,749)			18,499

ASSET-BACKED SECURITIES 8.1%
ACE Securities Corp. Home Equity Loan Trust 4.204% due 06/25/2034 •		73	71
Argent Mortgage Loan Trust 2.884% due 05/25/2035 •		651	628
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	1,300	1,475
B&M CLO Ltd. 3.331% due 04/16/2026 •		$559	558
Babson Euro CLO BV 0.509% due 10/25/2029 •	EUR	300	340
Barings Euro CLO BV 0.680% due 07/27/2030 •		600	681
CIFC Funding Ltd. 3.440% due 10/25/2027 •		$1,660	1,652
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		1,957	1,984
Citigroup Mortgage Loan Trust 2.634% due 12/25/2036 •		49	39
Citigroup Mortgage Loan Trust, Inc. 2.734% due 10/25/2036 •		1,300	1,255
Countrywide Asset-Backed Certificates
2.544% due 05/25/2035 •		172	167
2.544% due 07/25/2037 •		666	607
2.594% due 11/25/2037 •		2,742	2,648
2.604% due 09/25/2037 •		177	148
2.644% due 05/25/2036 •		4,573	3,329
2.654% due 03/25/2037 •		1,200	1,148
5.805% due 04/25/2036 ^~		821	744
Crown Point CLO Ltd. 3.713% due 07/17/2028		200	199
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •		386	386
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	270	307
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		$800	796
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		2,700	2,693
First Franklin Mortgage Loan Trust
2.874% due 11/25/2036 •		2,900	2,631
3.274% due 09/25/2035 •		7,000	6,997
Flagship CLO Ltd. 3.451% due 01/16/2026 •		1,858	1,857
Fremont Home Loan Trust
2.539% due 10/25/2036 •		878	828
3.139% due 07/25/2035 •		100	100
GSAMP Trust
3.139% due 09/25/2035 ^•		84	85
3.379% due 03/25/2035 ^•		934	826
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •		899	897
Home Equity Mortgage Loan Asset-Backed Trust 2.624% due 04/25/2037 •		721	576
HSI Asset Securitization Corp. Trust 2.674% due 02/25/2036 •		500	497
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •		1,030	1,025

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

IndyMac Mortgage Loan Trust 2.474% due 07/25/2036 •		5,564	2,499
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •		500	498
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		6,257	4,589
Lehman XS Trust 5.354% due 06/25/2036 þ		1,540	1,595
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		2,200	2,208
Long Beach Mortgage Loan Trust 2.524% due 08/25/2036 •		492	256
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		1,210	1,204
Marlette Funding Trust 2.690% due 09/17/2029 (b)		600	600
MASTR Asset-Backed Securities Trust 2.574% due 06/25/2036 •		1,928	1,727
Merrill Lynch Mortgage Investors Trust 3.124% due 05/25/2036 •		134	133
MidOcean Credit CLO 3.397% due 04/15/2027 •		500	499
Monarch Grove CLO 3.460% due 01/25/2028 •		2,000	1,992
Mountain View CLO Ltd.
3.397% due 10/15/2026 •		460	458
3.417% due 10/13/2027 •		1,830	1,823
Navient Student Loan Trust 3.554% due 03/25/2066 •		1,755	1,763
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •		1,200	1,199
NovaStar Mortgage Funding Trust 3.109% due 01/25/2036 •		2,002	2,001
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •		520	519
Renaissance Home Equity Loan Trust 3.590% due 09/25/2037		4,571	2,542
Residential Asset Securities Corp. Trust 2.644% due 08/25/2036 •		1,900	1,493
Saxon Asset Securities Trust 4.034% due 06/25/2033 þ		98	102
Securitized Asset-Backed Receivables LLC Trust 2.654% due 05/25/2036 •		6,133	4,014
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	296	337
Sound Point CLO Ltd. 3.472% due 07/20/2027 •		$400	400
Soundview Home Loan Trust 2.604% due 06/25/2037 •		5,508	4,127
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		3,777	3,823
Structured Asset Securities Corp. 3.064% due 02/25/2035 •		94	95
Structured Asset Securities Corp. Mortgage Loan Trust 2.784% due 10/25/2036 •		2,477	2,483
Symphony CLO Ltd. 3.477% due 04/15/2028 •		490	488
Telos CLO Ltd. 3.538% due 04/17/2028 •		700	699
THL Credit Wind River CLO Ltd.
0.000% due 01/15/2026 •(b)		1,500	1,500
3.467% due 10/15/2027 •		250	250
TICP CLO Ltd. 3.432% due 04/20/2028 •		1,760	1,753
Tralee CLO Ltd. 3.622% due 10/20/2027 •		1,200	1,200
Venture CLO Ltd.
3.321% due 02/28/2026 •		5,910	5,894
3.447% due 01/15/2028 •		7,500	7,480
3.477% due 07/15/2027 •		1,000	1,001
3.667% due 04/15/2027		1,730	1,726
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		1,125	1,130
Wells Fargo Home Equity Asset-Backed Securities Trust 4.804% due 12/25/2034 •		700	713
WhiteHorse Ltd. 3.518% due 04/17/2027 •		4,200	4,193

Total Asset-Backed Securities (Cost $108,647)			111,180

SOVEREIGN ISSUES 11.0%
Argentina Government International Bond
40.244% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	300	10
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		10,624	215
63.705% (ARLLMONP) due 06/21/2020 ~(a)		77,877	1,789

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	9,824	7,164
3.000% due 09/20/2025 (d)		9,766	8,192
Autonomous Community of Catalonia 4.950% due 02/11/2020	EUR	2,100	2,456
Canadian Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	5,264	5,260
Denmark Government International Bond 0.100% due 11/15/2023 (d)	DKK	18,788	3,084
France Government International Bond
1.850% due 07/25/2027 (d)(h)	EUR	2,013	2,864
2.100% due 07/25/2023 (d)(h)		2,735	3,550
2.250% due 07/25/2020 (d)(h)		5,490	6,474
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	897,828	8,698
0.100% due 03/10/2029 (d)		111,329	1,079
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	6,580	388
New Zealand Government International Bond 3.000% due 09/20/2030 (d)	NZD	13,842	11,727
Peru Government International Bond 5.940% due 02/12/2029	PEN	4,900	1,624
Qatar Government International Bond 3.875% due 04/23/2023		$1,800	1,890
Saudi Government International Bond 4.000% due 04/17/2025		3,070	3,272
United Kingdom Gilt
0.125% due 03/22/2026 (d)(h)	GBP	781	1,184
0.125% due 08/10/2028 (d)(h)		11,937	19,158
1.250% due 11/22/2027 (d)(h)		17,695	30,396
1.875% due 11/22/2022 (d)(h)		19,766	29,223

Total Sovereign Issues (Cost $153,750)			149,697

		SHARES
COMMON STOCKS 1.5%
CONSUMER DISCRETIONARY 1.0%
Hilton Worldwide Holdings, Inc.		89,890	8,786
Marriott International, Inc. 'A'		37,204	5,219

			14,005

INFORMATION TECHNOLOGY 0.5%
InterXion Holding NV (c)		81,628	6,211

Total Common Stocks (Cost $14,468)			20,216

REAL ESTATE INVESTMENT TRUSTS 44.0%
REAL ESTATE 44.0%
Alexandria Real Estate Equities, Inc.		180,044	25,402
American Campus Communities, Inc.		163,814	7,562
American Homes 4 Rent 'A'		246,790	6,000
American Tower Corp.		82,846	16,938
Apartment Investment & Management Co.		320,029	16,040
AvalonBay Communities, Inc.		156,812	31,861
Boston Properties, Inc.		117,110	15,107
Camden Property Trust		122,358	12,773
CoreSite Realty Corp.		33,030	3,804
Corporate Office Properties Trust		167,427	4,415
Crown Castle International Corp.		52,848	6,889
CubeSmart		243,061	8,128
CyrusOne, Inc.		49,805	2,875
Douglas Emmett, Inc.		283,777	11,306
Duke Realty Corp.		609,404	19,263
Equinix, Inc.		44,937	22,661
Equity LifeStyle Properties, Inc.		138,787	16,840
Equity Residential		504,978	38,338
Essex Property Trust, Inc.		68,140	19,892
Extra Space Storage, Inc.		33,523	3,557
Federal Realty Investment Trust		47,444	6,109
First Industrial Realty Trust, Inc.		189,196	6,951
HCP, Inc.		334,085	10,684
Healthcare Trust of America, Inc. 'A'		99,609	2,732
Host Hotels & Resorts, Inc.		852,878	15,539
Hudson Pacific Properties, Inc.		304,933	10,145
Invitation Homes, Inc.		690,872	18,467
JBG SMITH Properties		100,569	3,956
Kilroy Realty Corp.		162,084	11,963
Liberty Property Trust		179,296	8,972
Life Storage, Inc.		49,808	4,736

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Mid-America Apartment Communities, Inc.		115,650	13,619
Prologis, Inc.		540,830	43,321
Regency Centers Corp.		169,632	11,321
Rexford Industrial Realty, Inc.		133,497	5,389
Ryman Hospitality Properties, Inc.		126,188	10,233
Sabra Health Care REIT, Inc.		160,910	3,168
SBA Communications Corp.		93,666	21,060
SL Green Realty Corp.		100,030	8,039
STORE Capital Corp.		90,212	2,994
Sun Communities, Inc.		295,597	37,893
Sunstone Hotel Investors, Inc.		301,766	4,137
Taubman Centers, Inc.		18,214	744
UDR, Inc.		289,767	13,008
Ventas, Inc.		368,261	25,171
Vornado Realty Trust		160,544	10,291

Total Real Estate Investment Trusts (Cost $493,871)			600,293

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 1.5%
Bank of Montreal
1.787% due 07/22/2019	CAD	500	381
1.797% due 07/19/2019		300	229
1.800% due 07/24/2019		200	153
1.802% due 07/12/2019		1,600	1,221
1.802% due 07/26/2019		200	152
1.806% due 07/31/2019		2,500	1,906
Bank of Nova Scotia
1.773% due 07/22/2019		700	534
1.775% due 07/23/2019		100	76
1.775% due 07/25/2019		200	153
1.781% due 07/26/2019		100	76
1.785% due 07/22/2019		600	458
Broadcom, Inc.
2.830% due 07/18/2019		$250	250
2.910% due 07/09/2019		2,000	1,998
Campbell Soup Co. 2.980% due 07/15/2019		300	300
Enable Midstream Partners LP 3.150% due 07/25/2019		500	499
Enbridge (U.S.), Inc. 2.830% due 08/06/2019		900	897
Encana Corp.
3.120% due 07/08/2019		250	250
3.200% due 08/01/2019		750	748
Energy Transfer Partners LP 3.040% due 07/08/2019		1,600	1,599
HSBC Bank Canada
1.827% due 07/24/2019	CAD	500	381
1.828% due 07/25/2019		300	229
1.828% due 07/26/2019		400	305
1.854% due 07/11/2019		1,300	992
Royal Bank Of Canada
1.765% due 07/02/2019		900	687
1.773% due 07/22/2019		400	305
1.777% due 07/25/2019		300	229
1.777% due 07/26/2019		1,000	763
1.795% due 07/31/2019		1,400	1,067
Royal Caribbean Cruise
2.750% due 08/07/2019		$600	598
2.900% due 07/11/2019		250	250
2.900% due 07/15/2019		250	250
Toronto-Dominion Bank
1.765% due 07/02/2019	CAD	1,400	1,069
1.787% due 07/22/2019		600	458
1.788% due 07/24/2019		700	534
1.792% due 07/16/2019		100	76
1.792% due 07/26/2019		200	152

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

1.795% due 07/19/2019	600	458

		20,683

REPURCHASE AGREEMENTS (g) 0.0%		559

Total Short-Term Instruments (Cost $21,163)		21,242

Total Investments in Securities (Cost $2,305,858)		2,430,966

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	127,533	1,262

Total Short-Term Instruments (Cost $1,261)		1,262

Total Investments in Affiliates (Cost $1,261)		1,262

Total Investments 178.1% (Cost $2,307,119)		$2,432,228
Financial Derivative Instruments (i)(k) (1.0)%(Cost or Premiums, net $(2,049))		(13,600)
Other Assets and Liabilities, net (77.1)%		(1,052,817)

Net Assets 100.0%		$1,365,811

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.000%	06/28/2019	07/01/2019	$559	U.S. Treasury Notes 2.250% due 03/31/2021	$(572)	$559	$559

Total Repurchase Agreements						$(572)	$559	$559

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	2.600%	05/09/2019	07/09/2019		$(46,464)	$(46,642)
BOS	2.570	05/08/2019	08/08/2019		(34,142)	(34,273)
BPS	(0.410)	05/31/2019	07/15/2019	EUR	(9,107)	(10,352)
BRC	0.900	06/21/2019	07/08/2019	GBP	(19,307)	(24,525)
BSN	2.540	04/30/2019	07/02/2019		$(22,589)	(22,688)
	2.550	04/09/2019	07/09/2019		(79,664)	(80,132)
	2.550	06/07/2019	07/09/2019		(20,767)	(20,803)
	2.560	06/07/2019	07/11/2019		(134,020)	(134,248)
CIB	2.600	04/10/2019	07/10/2019		(89,570)	(90,100)
	2.600	04/18/2019	07/17/2019		(99,250)	(99,781)
	2.600	05/08/2019	07/08/2019		(51,375)	(51,575)
	2.600	05/30/2019	07/10/2019		(3,901)	(3,911)
GRE	2.610	04/30/2019	07/22/2019		(11,312)	(11,363)
IND	0.840	06/12/2019	08/09/2019	GBP	(938)	(1,191)
	0.870	06/12/2019	08/09/2019		(42,904)	(54,511)
	2.590	04/23/2019	07/23/2019		$(1,745)	(1,753)
	2.590	05/31/2019	07/12/2019		(15,616)	(15,651)
	2.600	06/06/2019	07/18/2019		(4,680)	(4,689)
	2.620	05/30/2019	07/11/2019		(2,493)	(2,499)
SCX	2.600	04/25/2019	07/09/2019		(90,839)	(91,279)
UBS	(0.370)	04/17/2019	07/18/2019	EUR	(2,362)	(2,684)

Total Reverse Repurchase Agreements						$(804,650)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.3)%
Fannie Mae UMBS, TBA	3.000%	07/01/2049	$17,000	$(17,058)	$(17,139)

Total Short Sales (1.3)%				$(17,058)	$(17,139)

(h)			Securities with an aggregate market value of $816,728 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)			Includes accrued interest.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(790,430) at a weighted average interest rate of 2.521%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.875	08/23/2019	6	$12	$0	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.000	08/23/2019	37	74	1	0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	250	500	2	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	199	199	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	24	24	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	137	137	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	187.000	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	193.000	08/23/2019	454	454	4	1
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	97	97	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	200.000	08/23/2019	14	14	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	123.000	08/23/2019	23	23	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	128.000	08/23/2019	24	24	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	220.000	08/23/2019	2	2	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	225.000	08/23/2019	15	15	0	0

Total Purchased Options					$11	$1

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 10-Year Note August 2019 Futures	$129.000	07/26/2019	70	$70	$(17)	$(19)

Total Written Options					$(17)	$(19)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	7	$0	$0	$0	$0
Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	214	2	0	0	0
Call Options Strike @ EUR 178.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	540	6	(1)	0	0
Call Options Strike @ EUR 113.800 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	2,592	15	(2)	15	(15)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	372	2	0	2	(3)
Call Options Strike @ EUR 139.250 on Euro-Bobl September 2019 Futures (1)	08/2019	191	1	0	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond September 2019 Futures (1)	08/2019	54	1	0	0	0
Euro-Bobl September Futures	09/2019	13	1,987	8	2	0
Euro-Bund 10-Year Bond September Futures	09/2019	1,050	206,244	2,515	286	0
Put Options Strike @ EUR 129.500 on Euro-Bobl September 2019 Futures (1)	08/2019	500	3	(1)	0	0
Put Options Strike @ EUR 129.750 on Euro-Bobl September 2019 Futures (1)	08/2019	281	2	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	400	5	(1)	0	0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	200	2	0	0	0
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	260	3	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2019	199	23,513	395	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	545	69,743	469	16	0

				$3,382	$321	$(18)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2019	118	$(9,527)	$(13)	$13	$(3)
Australia Government 10-Year Bond September Futures	09/2019	40	(4,034)	(46)	23	(8)
Call Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	85	(320)	(212)	0	(21)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	84	(272)	(170)	0	(20)
Call Options Strike @ EUR 134.500 on Euro-Bobl September 2019 Futures (1)	08/2019	204	(84)	(5)	0	(11)
Euro-BTP Italy Government Bond September Futures	09/2019	223	(34,003)	(1,160)	0	(164)
Euro-Buxl 30-Year Bond September Futures	09/2019	52	(11,997)	(1)	11	(28)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	530	(99,361)	(2,225)	0	(145)
Euro-Schatz September Futures	09/2019	2,964	(378,441)	(416)	0	(101)
Japan Government 10-Year Bond September Futures	09/2019	2	(2,854)	1	1	(2)
Put Options Strike @ EUR 112.100 on Euro-Schatz Bond September 2019 Futures (1)	08/2019	628	(25)	31	3	0
Put Options Strike @ EUR 169.500 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	85	(7)	95	2	0
Put Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond August 2019 Futures (1)	07/2019	84	(11)	83	3	0
U.S. Treasury 30-Year Bond September Futures	09/2019	567	(88,222)	(3,288)	71	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	9	(1,598)	0	0	(1)
United Kingdom Long Gilt September Futures	09/2019	331	(54,772)	(353)	105	0

				$(7,679)	$232	$(504)

Total Futures Contracts				$(4,297)	$553	$(522)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Daimler AG	1.000%	Quarterly	12/20/2020	0.173%	EUR	630	$10	$0	$10	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		300	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.244		$400	(11)	15	4	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		700	(40)	46	6	0	0

							$(40)	$61	$21	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$17,363	$(1,117)	$(328)	$(1,445)	$0	$(15)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	7,000	(531)	(5)	(536)	0	(6)

					$(1,648)	$(333)	$(1,981)	$0	$(21)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,360	$22	$(50)	$(28)	$65	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,500	4	(155)	(151)	14	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,733	19	(325)	(306)	25	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,760	4	(209)	(205)	16	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(765)	(740)	9	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$21,300	586	(226)	360	0	(15)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	1,943	2,099	0	(86)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		28,500	(1,101)	1,375	274	0	(22)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	793	793	0	(16)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	349	349	0	(7)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	358	358	0	(7)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		80,520	(544)	4,017	3,473	0	(73)
Receive(7)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		13,100	0	(61)	(61)	13	0
Pay (7)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		13,100	0	64	64	0	(13)
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	19	8	6	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		26,600	774	(929)	(155)	22	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,800	582	(1,911)	(1,329)	50	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	1,507	322	55	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		40,940	(123)	(1,762)	(1,885)	31	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,560	1,102	(1,636)	(534)	32	0
Receive(7)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		24,650	0	(1,113)	(1,113)	19	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,932	286	(947)	(661)	36	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		770	77	(61)	16	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,080	845	(1,251)	(406)	42	0
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	(121)	(121)	5	0
Receive	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	(318)	(318)	13	0
Receive	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,300	0	(207)	(207)	8	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		7,400	442	(1,699)	(1,257)	48	0
Receive(7)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049	EUR	10,800	(81)	(1,740)	(1,821)	0	(81)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	(47)	(51)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		613,200	(33)	(219)	(252)	0	(5)
Pay	CPTFEMU	1.945	Maturity	11/15/2048	EUR	890	0	233	233	0	(2)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		1,260	4	330	334	0	(3)
Receive	CPURNSA	1.958	Maturity	03/20/2020		$38,000	0	(2)	(2)	0	(1)
Receive	CPURNSA	1.721	Maturity	07/15/2020		8,180	0	(10)	(10)	1	0
Receive	CPURNSA	2.168	Maturity	07/15/2020		9,600	0	(55)	(55)	2	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	(15)	(15)	0	(5)
Receive	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	(13)	(13)	0	(5)
Receive	CPURNSA	1.875	Maturity	03/14/2021		37,900	0	(64)	(64)	0	(49)
Receive	CPURNSA	1.927	Maturity	03/18/2021		9,000	0	(24)	(24)	0	(10)
Receive	CPURNSA	1.816	Maturity	05/13/2021		15,400	0	(20)	(20)	3	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(61)	91	0	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(48)	54	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	(31)	(31)	0	(2)
Receive	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	(364)	(364)	0	(12)
Receive	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	(148)	(150)	0	(3)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	(80)	(80)	0	(2)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	(137)	(137)	0	(11)
Pay	CPURNSA	1.730	Maturity	07/26/2026		4,500	(241)	147	(94)	5	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	116	(41)	3	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	81	81	3	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	67	67	3	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	404	424	12	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	156	156	4	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	238	238	6	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	247	247	6	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	941	941	24	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	177	176	4	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	20	20	8	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	860	0	(3)	(3)	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		260	0	(3)	(3)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		3,700	0	(56)	(56)	3	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		12,600	(5)	(114)	(119)	23	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	219	224	0	(8)
Pay	UKRPI	3.633	Maturity	12/15/2028	GBP	1,100	0	17	17	3	0
Pay	UKRPI	3.400	Maturity	06/15/2030		1,990	71	(65)	6	6	0
Pay	UKRPI	3.325	Maturity	08/15/2030		6,100	(143)	(2)	(145)	15	0
Pay	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	58	(232)	15	0
Pay	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	16	(214)	6	0
Pay	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	25	(338)	8	0
Pay	UKRPI	3.470	Maturity	09/15/2032		13,140	(7)	(227)	(234)	29	0
Pay	UKRPI	3.500	Maturity	09/15/2033		700	1	(13)	(12)	1	0
Pay	UKRPI	3.579	Maturity	10/15/2033		550	0	7	7	1	0
Pay	UKRPI	3.580	Maturity	06/15/2039		1,210	1	(3)	(2)	0	(1)
Pay	UKRPI	3.590	Maturity	06/15/2039		1,320	0	3	3	0	(1)
Pay	UKRPI	3.600	Maturity	06/15/2039		4,900	(1)	34	33	0	(2)

							$758	$(3,349)	$(2,591)	$707	$(443)

Total Swap Agreements							$(930)	$(3,621)	$(4,551)	$707	$(464)

(j)	Securities with an aggregate market value of $9,088 and cash of $5,647 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2019	EUR	17,227		$19,322	$0	$(267)
	07/2019		$15,391	AUD	22,039	82	0
	07/2019		5,176	CAD	6,808	23	0
	08/2019	AUD	22,039		$15,407	0	(82)
	08/2019	CAD	6,808		5,180	0	(23)
	09/2019	SGD	5,226		3,818	0	(49)
	09/2019		$7,974	IDR	117,411,968	257	0
	10/2019	DKK	56,263		$8,636	0	(1)
	10/2019		$1,069	DKK	6,962	0	(1)
BPS	07/2019	CAD	2,700		$2,051	0	(11)
	07/2019	GBP	11,927		15,204	58	0
	07/2019	JPY	77,600		726	6	0
	07/2019	NZD	170		112	0	(3)
	07/2019	RUB	76,725		1,214	3	0
	07/2019		$2,179	CAD	2,900	35	0
	07/2019		745	EUR	660	6	0
	07/2019		68,957	GBP	54,146	27	(222)
	07/2019		11,590	NZD	17,376	83	0
	08/2019	GBP	9,552		$12,134	0	(16)
	08/2019	NZD	17,376		11,598	0	(84)
	09/2019	COP	8,645,660		2,690	13	0
	09/2019	KRW	7,980,739		6,731	0	(179)
	10/2019	DKK	14,730		2,265	4	0
	10/2019	PEN	5,236		1,555	0	(28)
BRC	08/2019	MXN	32,718		1,647	0	(46)
CBK	07/2019	AUD	22,039		15,257	0	(215)
	07/2019	CAD	2,785		2,093	0	(34)
	07/2019	EUR	1,032		1,167	0	(7)
	07/2019	JPY	951,100		8,740	3	(85)
	07/2019		$2,644	DKK	17,383	4	0
	07/2019		48,513	EUR	43,130	530	0
	07/2019		24,615	GBP	19,440	73	0
	08/2019	EUR	16,593		$18,906	0	(10)
	08/2019		$3,176	BRL	12,221	0	(2)
	08/2019		7,029	RUB	462,067	235	0
	09/2019		1,484	TWD	45,764	0	(1)
	10/2019	DKK	34,763		$5,331	0	(5)
GLM	07/2019	CAD	400		305	0	0
	07/2019	EUR	42,688		47,665	0	(875)
	07/2019	GBP	8,579		10,922	27	0
	08/2019		$3,567	BRL	13,676	0	(16)
	10/2019	DKK	6,965		$1,069	0	0
HUS	07/2019	CAD	7,323		5,439	0	(153)
	07/2019	NZD	90		59	0	(1)
	07/2019		$607	RUB	40,277	29	0
	08/2019	JPY	55,000		$512	0	0
	09/2019	COP	1,662,155		517	2	0
	11/2019	TWD	147,783		4,721	0	(81)
JPM	07/2019	CAD	1,700		1,276	0	(22)
	07/2019	DKK	17,450		2,650	0	(8)
	07/2019	GBP	17,562		22,165	1	(139)
	07/2019		$19,220	EUR	17,157	289	0
	07/2019		3,738	ZAR	54,440	124	0
	09/2019	INR	11,117		$157	0	(2)
	09/2019		$7,756	COP	26,193,761	354	0
	10/2019		1,403	MXN	27,484	6	0
	11/2019	TWD	47,483		$1,513	0	(30)
MYI	07/2019	CAD	6,200		4,732	0	(5)
	07/2019	GBP	7,976		10,081	0	(48)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019	NZD	17,116		11,171	0	(328)
RBC	09/2019	IDR	19,248,787		1,349	0	0
RYL	07/2019	CAD	1,900		1,443	0	(9)
	09/2019	COP	16,204,560		5,020	3	0
SCX	07/2019	CAD	1,300		975	0	(18)
	07/2019	GBP	27,542		34,860	0	(117)
	11/2019	TWD	59,247		1,893	0	(32)
SSB	07/2019	CAD	2,200		1,670	0	(11)
TOR	07/2019		300		228	0	(1)
UAG	07/2019		$9,557	JPY	1,028,700	0	(16)
	08/2019	JPY	1,028,700		$9,580	16	0
	09/2019		$116	MYR	481	1	0

Total Forward Foreign Currency Contracts						$2,294	$(3,283)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FBF	Put - OTC CDX.IG-32 5-Year Index	Buy	1.200%	08/21/2019	40,600	$4	$3

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	$72.500	08/06/2019	53,000	$2	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	70,700	3	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	16,100	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	6,500	0	0

					$6	$0

Total Purchased Options					$10	$3

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	3,900	$(4)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,900	(4)	(1)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	3,200	(3)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	4,700	(7)	(1)
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	7,600	(16)	(3)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	3,000	(3)	(1)
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	1,700	(3)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	2,800	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	2,900	(4)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,200	(4)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,300	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	3,900	(7)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,700	(6)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,200	(5)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	3,300	(5)	(1)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	1,600	(3)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,800	(3)	(1)

						$(81)	$(13)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,000	$(36)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	(11)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	(287)	(10)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	27,700	(313)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	10,100	(186)	(5)

						$(1,118)	$(15)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	112,700	$(87)	$(13)

Total Written Options						$(1,286)	$(41)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.002%	$2,800	$27	$(28)	$0	$(1)
BPS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	2,500	25	(26)	0	(1)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	100	1	0	0	1
CBK	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	1,300	11	(11)	0	0
GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	4,850	42	(43)	0	(1)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	2,550	23	(24)	0	(1)
JPM	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.002	800	7	(7)	0	0

							$136	$(139)	$0	$(3)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	3,110	$0	$47	$47	$0
	Pay	CPURNSA	1.570	Maturity	11/23/2020		$35,400	0	501	501	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	12,950	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,790	0	39	39	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		12,070	0	(4)	0	(4)
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$3,600	26	(409)	0	(383)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		33,100	0	(3,670)	0	(3,670)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	23,820	0	(5)	0	(5)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,810	0	(2)	0	(2)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,980	1	(3)	0	(2)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,020	0	85	85	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,130	0	32	32	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,770	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,660	0	25	25	0
JPM	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		2,570	0	44	44	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		$1,300	0	(16)	0	(16)

								$27	$(3,339)	$773	$(4,085)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	DWRTFT Index	328	2.811% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2019	$3,571	$0	$(8)	$0	$(8)
BRC	Receive	DWRTFT Index	25,081	2.682% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/11/2020	274,885	0	(2,222)	0	(2,222)
	Receive	DWRTFT Index	29,915	2.692% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/15/2020	327,865	0	(2,652)	0	(2,652)
JPM	Receive	DWRTFT Index	758	2.781% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/06/2020	8,253	0	(17)	0	(17)

								$0	$(4,899)	$0	$(4,899)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.620%	Maturity	07/18/2019	$110,000	$0	$130	$130	$0
MYI	Receive	Digital Realty Trust, Inc.	172,417	2.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	21,119	0	(828)	0	(828)
	Receive	Extra Space Storage, Inc.	54,832	2.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	5,964	0	(151)	0	(151)
	Receive	Public Storage	156,775	2.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	38,284	0	(977)	0	(977)
	Receive	Simon Property Group, Inc.	326,756	2.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	54,418	0	(2,260)	0	(2,260)
	Receive	Welltower, Inc.	245,946	2.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2020	20,564	0	(529)	0	(529)

								$0	$(4,615)	$130	$(4,745)

Total Swap Agreements								$163	$(12,992)	$903	$(13,732)

(l)	Securities with an aggregate market value of $18,825 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	This instrument has a forward starting effective date.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$81,952	$0	$81,952
Industrials	0	17,123	0	17,123
Utilities	0	16,309	0	16,309
U.S. Government Agencies	0	237,051	0	237,051
U.S. Treasury Obligations	0	1,157,404	0	1,157,404
Non-Agency Mortgage-Backed Securities	0	18,499	0	18,499
Asset-Backed Securities	0	111,180	0	111,180
Sovereign Issues	0	149,697	0	149,697
Common Stocks
Consumer Discretionary	14,005	0	0	14,005
Information Technology	6,211	0	0	6,211
Real Estate Investment Trusts
Real Estate	600,293	0	0	600,293
Short-Term Instruments
Commercial Paper	0	20,683	0	20,683
Repurchase Agreements	0	559	0	559

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

	$620,509	$1,810,457	$0	$2,430,966
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,262	$0	$0	$1,262

Total Investments	$621,771	$1,810,457	$0	$2,432,228

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(17,139)	$0	$(17,139)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	553	708	0	1,261
Over the counter	0	3,200	0	3,200

	$553	$3,908	$0	$4,461
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(522)	(483)	0	(1,005)
Over the counter	0	(17,056)	0	(17,056)

	$(522)	$(17,539)	$0	$(18,061)

Total Financial Derivative Instruments	$31	$(13,631)	$0	$(13,600)

Totals	$621,802	$1,779,687	$0	$2,401,489

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Senior Floating Rate Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 90.7%
Acadia Healthcare Co., Inc. 4.902% (LIBOR03M + 2.500%) due 02/16/2023 ~	$2,252	$2,245
Adient U.S. LLC 6.815% - 6.889% (LIBOR03M + 4.250%) due 05/06/2024 ~	675	660
Advanced Disposal Services, Inc. 4.635% (LIBOR03M + 2.250%) due 11/10/2023 ~	1,428	1,429
AECOM Technology Corp. 4.152% (LIBOR03M + 1.750%) due 03/13/2025 ~	1,583	1,579
Agiliti Health, Inc. 5.500% (LIBOR03M + 3.000%) due 01/04/2026 «~	525	526
Alliant Holdings, Inc. 5.404% (LIBOR03M + 3.000%) due 05/09/2025 ~	1,758	1,712
Alpha BV 5.330% (LIBOR03M + 3.000%) due 01/31/2024 ~	1,646	1,614
Alphabet Holding Co., Inc. 5.902% (LIBOR03M + 3.500%) due 09/26/2024 ~	1,956	1,851
Altice Financing S.A. 5.144% (LIBOR03M + 2.750%) due 07/15/2025 ~	1,919	1,824
Altice France S.A. 6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~	1,741	1,709
Altra Industrial Motion Corp. 4.402% (LIBOR03M + 2.000%) due 10/01/2025 ~	592	582
American Builders & Contractors Supply Co., Inc. 4.402% (LIBOR03M + 2.000%) due 10/31/2023 ~	1,539	1,519
American Renal Holdings, Inc. 7.902% (LIBOR03M + 5.500%) due 06/21/2024 ~	759	761
AmWINS Group, Inc. 5.152% - 5.171% (LIBOR03M + 2.750%) due 01/25/2024 ~	1,220	1,213
Ancestry.com Operations, Inc. 5.660% (LIBOR03M + 3.250%) due 10/19/2023 ~	1,683	1,681
Apergy Corp. 4.938% (LIBOR03M + 2.500%) due 05/09/2025 ~	482	481
Asurion LLC
5.402% (LIBOR03M + 3.000%) due 08/04/2022 ~	640	639
5.402% (LIBOR03M + 3.000%) due 11/03/2023 ~	1,133	1,132
Atlantic Aviation FBO, Inc. 6.160% (LIBOR03M + 3.750%) due 12/06/2025 «~	498	502
AURIS Luxembourg SARL 6.152% (LIBOR03M + 3.750%) due 02/27/2026 ~	2,075	2,082
Avantor, Inc. 5.402% (LIBOR03M + 3.000%) due 11/21/2024 ~	560	563
Avaya, Inc. 6.651% (LIBOR03M + 4.250%) due 12/15/2024 ~	2,373	2,276
Avolon TLB Borrower (U.S.) LLC 4.133% (LIBOR03M + 1.750%) due 01/15/2025 ~	1,662	1,662
Axalta Coating Systems U.S. Holdings, Inc. 4.080% (LIBOR03M + 1.750%) due 06/01/2024 ~	1,048	1,038
B.C. Unlimited Liability Co. 4.652% (LIBOR03M + 2.250%) due 02/16/2024 ~	1,234	1,227
Banff Merger Sub, Inc. 6.580% (LIBOR03M + 4.250%) due 10/02/2025 ~	2,200	2,092
Bausch Health Cos., Inc. 5.162% (LIBOR03M + 2.750%) due 11/27/2025 ~	445	443
Beacon Roofing Supply, Inc. 4.663% (LIBOR03M + 2.250%) due 01/02/2025 ~	932	922
Belron Finance U.S. LLC 5.065% (LIBOR03M + 2.500%) due 11/07/2024 ~	1,068	1,068
Berry Global, Inc. 4.412% (LIBOR03M + 2.000%) due 10/01/2022 ~	630	626
Berry Plastics Group, Inc. TBD% due 05/15/2026	900	895
Blackhawk Network Holdings, Inc. 5.402% (LIBOR03M + 3.000%) due 06/15/2025 ~	1,676	1,666
Blackstone CQP Holdco LP TBD% due 09/30/2024	1,000	1,003
Boyd Gaming Corp. 4.622% (LIBOR03M + 2.250%) due 09/15/2023 ~	1,628	1,622
Bracket Intermediate Holding Corp. 6.815% (LIBOR03M + 4.250%) due 09/05/2025 «~	232	232
Brand Energy & Infrastructure Services, Inc. 6.842% (LIBOR03M + 4.250%) due 06/21/2024 ~	2,124	2,065
Brookfield Retail Holdings 4.902% (LIBOR03M + 2.500%) due 08/27/2025 ~	1,983	1,940

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

BWAY Holding Co. 5.854% (LIBOR03M + 3.250%) due 04/03/2024 ~	1,681	1,627
Cabot Microelectronics Corp. 4.688% (LIBOR03M + 2.250%) due 11/14/2025 ~	293	293
Caesars Entertainment Operating Co. 4.402% (LIBOR03M + 2.000%) due 10/06/2024 ~	814	810
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~	1,667	1,638
California Resources Corp. 7.152% (LIBOR03M + 4.750%) due 12/31/2022 ~	1,900	1,817
Camelot UK Holdco Ltd. 5.652% (LIBOR03M + 3.250%) due 10/03/2023 ~	782	785
Carbonite, Inc. 6.152% (LIBOR03M + 3.750%) due 03/26/2026 ~	450	452
Catalent Pharma Solutions, Inc. 4.652% (LIBOR03M + 2.250%) due 05/18/2026 ~	998	999
CenturyLink, Inc. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,119	1,094
Change Healthcare Holdings, Inc. 5.152% (LIBOR03M + 2.750%) due 03/01/2024 ~	131	130
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,821	1,820
Chobani LLC 5.902% (LIBOR03M + 3.500%) due 10/10/2023 ~	1,308	1,291
Citadel Securities LP 5.902% (LIBOR03M + 3.500%) due 02/22/2026 «~	1,500	1,504
CityCenter Holdings LLC 4.652% (LIBOR03M + 2.250%) due 04/18/2024 ~	1,830	1,826
Clark Equipment Co. 4.330% (LIBOR03M + 2.000%) due 05/18/2024 ~	1,124	1,117
Cogeco Communications (U.S.A.) LP 4.652% (LIBOR03M + 2.250%) due 01/03/2025 ~	992	984
Cohu, Inc. 5.200% (LIBOR03M + 3.000%) due 09/20/2025 «~	1,512	1,463
Colorado Buyer, Inc. 5.420% (LIBOR03M + 3.000%) due 05/01/2024 ~	1,508	1,409
CommScope, Inc. 5.652% (LIBOR03M + 3.250%) due 04/06/2026 ~	1,350	1,350
Core & Main LP 5.520% (LIBOR03M + 3.000%) due 08/01/2024 ~	1,792	1,790
Cortes NP Acquisition Corp. 6.330% (LIBOR03M + 4.000%) due 11/30/2023 ~	945	900
Coty, Inc. 4.669% (LIBOR03M + 2.250%) due 04/07/2025 ~	997	976
CPG International, Inc. 5.933% (LIBOR03M + 3.750%) due 05/05/2024 ~	2,178	2,144
Crown Americas LLC 4.401% (LIBOR03M + 2.000%) due 04/03/2025 ~	993	1,000
DaVita, Inc. 5.135% (LIBOR03M + 2.750%) due 06/24/2021 ~	594	594
Delek U.S. Holdings, Inc. 4.580% (LIBOR03M + 2.250%) due 03/31/2025 ~	721	714
Dell International LLC 4.410% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,006	1,998
Delta 2 (LUX) SARL 4.902% (LIBOR03M + 2.500%) due 02/01/2024 ~	2,062	2,019
Diamond (BC) BV 5.583% (LIBOR03M + 3.000%) due 09/06/2024 ~	956	844
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~	2,168	2,055
Digital Room Holdings, Inc. TBD% due 05/10/2026	393	383
Discoverorg LLC 6.902% (LIBOR03M + 4.500%) due 02/02/2026 ~	1,521	1,517
Dun & Bradstreet Corp. 7.404% (LIBOR03M + 5.000%) due 02/08/2026 ~	900	901
Dynatrace LLC 5.402% (LIBOR03M + 3.000%) due 08/22/2025 ~	391	391
Eldorado Resorts LLC 4.688% (LIBOR03M + 2.250%) due 04/17/2024 ~	1,924	1,922
Endo Luxembourg Finance Co. SARL 6.652% (LIBOR03M + 4.250%) due 04/29/2024 ~	1,605	1,510
Energizer Holdings, Inc. 4.750% (LIBOR03M + 2.250%) due 01/02/2026 ~	1,072	1,070
Entercom Media Corp. 5.152% (LIBOR03M + 2.750%) due 11/18/2024 ~	404	404
Envision Healthcare Corp. 6.152% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,092	951
ESH Hospitality, Inc. 4.402% (LIBOR03M + 2.000%) due 08/30/2023 ~	1,577	1,574
EW Scripps Co. 5.152% (LIBOR03M + 2.750%) due 05/01/2026 ~	748	748
EWT Holdings Corp. 5.402% (LIBOR03M + 3.000%) due 12/20/2024 «~	208	207
Filtration Group Corp. 5.402% (LIBOR03M + 3.000%) due 03/29/2025 ~	1,213	1,211

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

Financial & Risk U.S. Holdings, Inc. 6.152% (LIBOR03M + 3.750%) due 10/01/2025 ~	2,039	1,980
First Data Corp.
4.404% (LIBOR03M + 2.000%) due 07/08/2022 ~	984	984
4.404% (LIBOR03M + 2.000%) due 04/26/2024 ~	1,517	1,517
Flex Acquisition Co., Inc. 5.690% (LIBOR03M + 3.250%) due 06/29/2025 ~	1,734	1,651
Flying Fortress, Inc. 4.080% (LIBOR03M + 1.750%) due 10/30/2022 ~	600	600
Forest City Enterprises, L.P. 6.402% (LIBOR03M + 4.000%) due 12/07/2025 «~	771	774
Fortress Investment Group LLC 4.402% (LIBOR03M + 2.000%) due 12/27/2022 ~	1,251	1,252
Franklin Square Holdings LP 4.938% (LIBOR03M + 2.500%) due 08/01/2025 «~	1,042	1,045
FrontDoor, Inc. 4.938% (LIBOR03M + 2.500%) due 08/14/2025 «~	670	670
Gardner Denver, Inc. 5.152% (LIBOR03M + 2.750%) due 07/30/2024 ~	962	964
Gates Global LLC 5.152% (LIBOR03M + 2.750%) due 04/01/2024 ~	1,913	1,906
Gentiva Health Services, Inc. 6.188% (LIBOR03M + 3.750%) due 07/02/2025 «~	1,253	1,255
GFL Environmental, Inc. 5.402% (LIBOR03M + 3.000%) due 05/30/2025 ~	104	102
Global Medical Response, Inc. 5.644% (LIBOR03M + 3.250%) due 04/28/2022 ~	1,766	1,668
GlobalLogic Holdings, Inc. 5.652% (LIBOR03M + 3.250%) due 08/01/2025 ~	1,086	1,085
GoodRx, Inc. 5.144% (LIBOR03M + 2.750%) due 10/10/2025 ~	615	611
Granite Acquisition, Inc.
5.830% (LIBOR03M + 3.500%) due 12/19/2021 ~	78	78
6.092% (LIBOR03M + 3.500%) due 12/19/2021 ~	1,886	1,889
Gray Television, Inc. 4.931% (LIBOR03M + 2.500%) due 01/02/2026 ~	896	895
Greatbatch Ltd. 5.420% (LIBOR03M + 3.000%) due 10/27/2022 ~	644	646
Greenhill & Co., Inc. 5.661% (LIBOR03M + 3.250%) due 04/12/2024 ~	500	499
Grifols Worldwide Operations USA, Inc. 4.635% (LIBOR03M + 2.250%) due 01/31/2025 ~	1,853	1,850
GYP Holdings Corp. 5.152% (LIBOR03M + 2.750%) due 06/01/2025 ~	1,203	1,174
H.B. Fuller Co. 4.383% (LIBOR03M + 2.000%) due 10/20/2024 ~	1,093	1,077
HC Group Holdings, Inc. TBD% due 05/21/2026 «	1,000	999
HCA, Inc. 4.330% (LIBOR03M + 2.000%) due 03/13/2025 ~	1,544	1,547
Hearthside Food Solutions LLC 6.090% (LIBOR03M + 3.688%) due 05/23/2025 ~	1,843	1,803
Hub International Ltd. 5.586% (LIBOR03M + 3.000%) due 04/25/2025 ~	1,296	1,265
IAA Spinco, Inc. TBD% due 06/29/2026 «	550	553
Immucor, Inc. 7.330% (LIBOR03M + 5.000%) due 06/15/2021 ~	2,127	2,124
Ineos U.S. Finance LLC 4.402% (LIBOR03M + 2.000%) due 03/31/2024 ~	1,214	1,201
Informatica LLC 5.652% (LIBOR03M + 3.250%) due 08/05/2022 ~	1,475	1,478
Innovative Water Care Global Corp. 7.330% (LIBOR03M + 5.000%) due 02/20/2026 ~	1,122	1,067
Intelsat Jackson Holdings S.A.
6.154% (LIBOR03M + 3.750%) due 11/27/2023 ~	544	539
6.625% due 01/02/2024	600	604
ION Media Networks, Inc. 5.160% (LIBOR03M + 2.750%) due 12/18/2020 ~	843	844
IRB Holding Corp. 5.644% (LIBOR03M + 3.250%) due 02/05/2025 ~	1,904	1,885
Jacobs Douwe Egberts International BV 4.500% (LIBOR03M + 2.000%) due 11/01/2025 «~	876	875
Jaguar Holding Co. 4.902% (LIBOR03M + 2.500%) due 08/18/2022 ~	515	513
Jefferies Finance LLC TBD% due 05/21/2026	2,000	1,999
Jeld Wen, Inc. 4.330% (LIBOR03M + 2.000%) due 12/14/2024 ~	391	390
KAR Auction Services, Inc.
4.625% (LIBOR03M + 2.250%) due 03/11/2021 ~	76	76
4.875% (LIBOR03M + 2.500%) due 03/09/2023 ~	206	206
KFC Holding Co. 4.132% (LIBOR03M + 1.750%) due 04/03/2025 ~	1,568	1,567
KIK Custom Products, Inc. 6.402% (LIBOR03M + 4.000%) due 05/15/2023 ~	475	450

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

Kinetic Concepts, Inc. 5.580% (LIBOR03M + 3.250%) due 02/02/2024 ~		1,385	1,389
Kronos, Inc. 5.579% (LIBOR03M + 3.000%) due 11/01/2023 ~		1,336	1,335
Level 3 Financing, Inc. 4.652% (LIBOR03M + 2.250%) due 02/22/2024 ~		675	670
Life Time, Inc. 5.272% (LIBOR03M + 2.750%) due 06/10/2022 ~		2,422	2,415
Lucid Energy Group LLC 5.402% (LIBOR03M + 3.000%) due 02/17/2025 ~		695	665
MA FinanceCo. LLC 4.902% (LIBOR03M + 2.500%) due 06/21/2024 ~		279	274
Mallinckrodt International Finance S.A.
5.080% (LIBOR03M + 2.750%) due 09/24/2024 ~		420	378
5.528% (LIBOR03M + 3.000%) due 02/24/2025 ~		603	544
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~		547	548
McAfee LLC 6.152% (LIBOR03M + 3.750%) due 09/30/2024 ~		2,034	2,033
Meredith Corp. 5.152% (LIBOR03M + 2.750%) due 01/31/2025 ~		390	390
Messer Industrie GmbH
2.750% (EUR003M + 2.750%) due 03/01/2026 ~	EUR	1,000	1,139
4.830% (LIBOR03M + 2.500%) due 03/01/2026 ~		$700	691
MGM Growth Properties Operating Partnership LP 4.402% (LIBOR03M + 2.000%) due 03/21/2025 ~		1,076	1,071
MH Sub LLC
6.152% (LIBOR03M + 3.750%) due 09/13/2024 ~		1,385	1,364
9.902% (LIBOR03M + 7.500%) due 09/15/2025 «~		550	553
Microchip Technology, Inc. 4.410% (LIBOR03M + 2.000%) due 05/29/2025 ~		905	902
Midas Intermediate Holdco LLC 5.080% (LIBOR03M + 2.750%) due 08/18/2021 ~		1,040	1,012
Mission Broadcasting, Inc. 4.690% (LIBOR03M + 2.250%) due 01/17/2024 ~		107	107
MKS Instruments, Inc. 4.652% (LIBOR03M + 2.250%) due 02/02/2026 ~		1,122	1,125
MPH Acquisition Holdings LLC 5.080% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,453	1,453
MTN Infrastructure TopCo., Inc. 5.402% (LIBOR03M + 3.000%) due 11/15/2024 ~		1,865	1,855
Multi Color Corp. TBD% due 06/18/2026		2,000	2,005
National Mentor Holdings, Inc. 6.660% (LIBOR03M + 4.250%) due 03/09/2026 ~		1,571	1,581
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		2,006	1,956
NEP Group ,Inc. 5.652% (LIBOR03M + 3.250%) due 10/20/2025 ~		647	647
Nexstar Broadcasting, Inc. 4.652% (LIBOR03M + 2.250%) due 01/17/2024 ~		568	565
Nexstar Media Group, Inc.
TBD% due 11/30/2019 µ		100	99
TBD% due 06/19/2026		2,500	2,494
NFP Corp. 5.402% (LIBOR03M + 3.000%) due 01/08/2024 ~		1,657	1,613
NorthRiver Midstream Finance LP 5.850% (LIBOR03M + 3.250%) due 10/01/2025 ~		744	745
Numericable Group S.A. 5.152% (LIBOR03M + 2.750%) due 07/31/2025 ~		1,955	1,867
Onex TSG Intermediate Corp. 6.402% (LIBOR03M + 4.000%) due 07/31/2022 «~		1,503	1,499
Ortho-Clinical Diagnostics S.A. 5.680% (LIBOR03M + 3.250%) due 06/30/2025 ~		1,545	1,489
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		1,369	1,368
Panther BF Aggregator LP 5.902% (LIBOR03M + 3.500%) due 04/30/2026 ~		325	323
Parexel International Corp. 5.152% (LIBOR03M + 2.750%) due 09/27/2024 ~		1,356	1,301
Party City Holdings, Inc. 4.910% (LIBOR03M + 2.500%) due 08/19/2022 ~		652	649
Penn National Gaming, Inc. 4.652% (LIBOR03M + 2.250%) due 10/15/2025 ~		547	546
Petco Animal Supplies, Inc. 5.833% (LIBOR03M + 3.250%) due 01/26/2023 ~		1,354	1,056
PetSmart, Inc. 6.670% (LIBOR03M + 4.250%) due 03/11/2022 ~		1,310	1,275
PG&E Corp. 1.125% due 12/31/2020 «µ		456	456
Phoenix Guarantor, Inc. 6.921% (LIBOR03M + 4.500%) due 03/05/2026 ~		1,650	1,644
Plantronics, Inc. 4.902% (LIBOR03M + 2.500%) due 07/02/2025 ~		1,493	1,487
Platform Specialty Products Corp. 4.652% (LIBOR03M + 2.250%) due 01/30/2026 ~		746	745

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

Playa Resorts Holding BV 5.150% (LIBOR03M + 2.750%) due 04/29/2024 ~	1,619	1,555
Post Holdings, Inc. 4.404% (LIBOR03M + 2.000%) due 05/24/2024 ~	625	623
PQ Corp. 5.083% (LIBOR03M + 2.500%) due 02/08/2025 ~	774	772
Prestige Brands, Inc. 4.402% (LIBOR03M + 2.000%) due 01/26/2024 ~	452	450
Prime Security Services Borrower LLC 5.152% (LIBOR03M + 2.750%) due 05/02/2022 ~	1,004	998
Quikrete Holdings, Inc. 5.152% (LIBOR03M + 2.750%) due 11/15/2023 ~	1,943	1,912
Rackspace Hosting, Inc. 5.576% (LIBOR03M + 3.000%) due 11/03/2023 ~	2,171	2,006
Red Ventures LLC 5.402% (LIBOR03M + 3.000%) due 11/08/2024 ~	1,754	1,753
Refresco Group BV 5.768% (LIBOR03M + 3.250%) due 03/28/2025 «~	1,158	1,155
RegionalCare Hospital Partners Holdings, Inc. 6.904% - 9.000% (LIBOR03M + 4.500%) due 11/17/2025 ~	2,214	2,207
Revspring, Inc. 6.652% (LIBOR03M + 4.250%) due 10/11/2025 ~	498	497
Rexnord LLC 4.402% (LIBOR03M + 2.000%) due 08/21/2024 ~	461	461
Reynolds Group Holdings, Inc. 5.152% (LIBOR03M + 2.750%) due 02/05/2023 ~	1,624	1,614
SBA Senior Finance LLC 4.410% (LIBOR03M + 2.000%) due 04/11/2025 ~	2,012	1,989
Science Applications International Corp. 4.152% (LIBOR03M + 1.750%) due 10/31/2025 ~	1,217	1,211
Scientific Games International, Inc. 5.231% (LIBOR03M + 2.750%) due 08/14/2024 ~	1,880	1,854
Seattle Spinco, Inc. 4.902% (LIBOR03M + 2.500%) due 06/21/2024 ~	1,881	1,848
Sedgwick Claims Management Services, Inc. 5.652% (LIBOR03M + 3.250%) due 12/31/2025 ~	299	295
Sequa Mezzanine Holdings LLC
7.560% (LIBOR03M + 5.000%) due 11/28/2021 ~	1,289	1,263
11.583% (LIBOR03M + 9.000%) due 04/28/2022 ~	474	455
Serta Simmons Bedding LLC 5.912% (LIBOR03M + 3.500%) due 11/08/2023 ~	565	365
Sigma Bidco BV 5.603% (LIBOR03M + 3.000%) due 07/02/2025 ~	2,162	2,140
Sinclair Television Group, Inc. 4.660% (LIBOR03M + 2.250%) due 01/03/2024 ~	1,661	1,644
Six Flags Theme Parks, Inc. 4.410% (LIBOR03M + 2.000%) due 04/17/2026 ~	500	501
SolarWinds Holdings, Inc. 5.152% (LIBOR03M + 2.750%) due 02/05/2024 ~	1,523	1,516
Sotera Health Holdings LLC 5.402% (LIBOR03M + 3.000%) due 05/15/2022 ~	1,445	1,430
Sprint Communications, Inc.
4.938% (LIBOR03M + 2.500%) due 02/02/2024 ~	2,054	2,026
5.438% (LIBOR03M + 3.000%) due 02/02/2024 ~	746	741
SS&C Technologies Holdings Europe SARL 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~	353	352
SS&C Technologies, Inc. 4.652% (LIBOR03M + 2.250%) due 04/16/2025 ~	506	505
Staples, Inc.
7.101% (LIBOR03M + 4.500%) due 09/12/2024 ~	250	246
7.601% (LIBOR03M + 5.000%) due 04/16/2026 ~	1,100	1,058
Starfruit Finco BV 5.669% (LIBOR03M + 3.250%) due 10/01/2025 ~	1,800	1,776
Stars Group Holdings BV 5.830% (LIBOR03M + 3.500%) due 07/10/2025 ~	492	492
Station Casinos LLC 4.910% (LIBOR03M + 2.500%) due 06/08/2023 ~	1,631	1,626
Syneos Health, Inc. 4.402% (LIBOR03M + 2.000%) due 08/01/2024 ~	766	764
Syniverse Holdings, Inc. 7.401% (LIBOR03M + 5.000%) due 03/09/2023 ~	1,089	1,009
Team Health Holdings, Inc. 5.152% (LIBOR03M + 2.750%) due 02/06/2024 ~	1,225	1,080
Telenet Financing LLC 4.644% (LIBOR03M + 2.250%) due 08/15/2026 ~	500	495
Telesat Canada 4.830% (LIBOR03M + 2.500%) due 11/17/2023 ~	1,159	1,148
Tempo Acquisition LLC 5.402% (LIBOR03M + 3.000%) due 05/01/2024 ~	1,790	1,785
Terex Corp. 5.095% (LIBOR03M + 2.750%) due 01/31/2024 ~	299	300
TEX Operations Co. LLC 4.402% (LIBOR03M + 2.000%) due 08/04/2023 ~	1,345	1,343
TI Group Automotive Systems LLC 4.902% (LIBOR03M + 2.500%) due 06/30/2022 ~	1,426	1,415

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

Trans Union LLC
4.402% (LIBOR03M + 2.000%) due 04/10/2023 ~	1,200	1,200
4.402% (LIBOR03M + 2.000%) due 06/19/2025 ~	689	688
TransDigm, Inc. 4.830% (LIBOR03M + 2.500%) due 06/09/2023 ~	2,094	2,059
Traverse Midstream Partners LLC 6.590% (LIBOR03M + 4.000%) due 09/27/2024 ~	1,329	1,316
Tronox Finance LLC 5.402% (LIBOR03M + 3.000%) due 09/23/2024 ~	1,158	1,148
Truck Hero, Inc. 6.152% (LIBOR03M + 3.750%) due 04/21/2024 ~	1,328	1,249
U.S. Foods, Inc. 4.402% (LIBOR03M + 2.000%) due 06/27/2023 ~	572	569
U.S. Renal Care, Inc. TBD% due 06/13/2026	1,625	1,599
Unitymedia Finance LLC 4.644% (LIBOR03M + 2.250%) due 09/30/2025 ~	1,200	1,198
Univar, Inc. 4.652% (LIBOR03M + 2.250%) due 07/01/2024 ~	1,018	1,016
Univision Communications, Inc. 5.152% (LIBOR03M + 2.750%) due 03/15/2024 ~	1,778	1,696
USI, Inc. 5.330% (LIBOR03M + 3.000%) due 05/16/2024 ~	2,058	2,010
USS Ultimate Holdings, Inc. 5.950% - 6.080% (LIBOR03M + 3.750%) due 08/25/2024 ~	1,796	1,796
Valeant Pharmaceuticals International, Inc. 5.412% (LIBOR03M + 3.000%) due 06/02/2025 ~	1,905	1,906
Verifone Systems, Inc. 6.520% (LIBOR03M + 4.000%) due 08/20/2025 ~	2,141	2,082
Verscend Holding Corp. 6.902% (LIBOR03M + 4.500%) due 08/27/2025 ~	545	547
VFH Parent LLC 6.044% (LIBOR03M + 3.500%) due 03/01/2026 ~	1,816	1,822
Virgin Media Bristol LLC 4.894% (LIBOR03M + 2.500%) due 01/15/2026 ~	525	524
Wand NewCo 3, Inc. 5.919% (LIBOR03M + 3.500%) due 02/05/2026 ~	1,725	1,728
WeddingWire, Inc. 6.902% (LIBOR03M + 4.500%) due 12/21/2025 «~	622	624
Welbilt, Inc. 4.902% (LIBOR03M + 2.500%) due 10/23/2025 ~	1,615	1,595
WEX, Inc. 4.652% (LIBOR03M + 2.250%) due 05/15/2026 ~	1,220	1,217
Wilsonart LLC 5.580% (LIBOR03M + 3.250%) due 12/19/2023 ~	1,989	1,947
Wyndham Destinations, Inc. 4.652% (LIBOR03M + 2.250%) due 05/30/2025 ~	993	992
Xerox Business Services LLC 4.902% (LIBOR03M + 2.500%) due 12/07/2023 ~	1,539	1,509
XPO Logistics, Inc. 4.402% (LIBOR03M + 2.000%) due 02/24/2025 ~	1,870	1,858
Ziggo Secured Finance Partnership 4.894% (LIBOR03M + 2.500%) due 04/15/2025 ~	1,525	1,497

Total Loan Participations and Assignments (Cost $286,186)		282,860

CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 0.8%
CIT Group, Inc. 5.800% due 06/15/2022 •(e)	700	705
CNO Financial Group, Inc. 5.250% due 05/30/2029	250	271
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	250	258
Jefferies Finance LLC 7.250% due 08/15/2024	200	197
Radian Group, Inc. 4.875% due 03/15/2027	200	202
Springleaf Finance Corp. 6.625% due 01/15/2028	250	263
Stearns Holdings LLC 9.375% due 08/15/2020	722	690

		2,586

INDUSTRIALS 2.3%
Ascend Learning LLC 6.875% due 08/01/2025	200	204
B.C. Unlimited Liability Co. 5.000% due 10/15/2025	250	253
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027	200	203
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	500	510

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

CCO Holdings LLC 5.375% due 06/01/2029	300	310
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	250	272
Community Health Systems, Inc.
6.250% due 03/31/2023	100	97
8.000% due 03/15/2026	1,125	1,084
DISH DBS Corp. 5.875% due 07/15/2022	300	306
Dun & Bradstreet Corp. 6.875% due 08/15/2026	125	132
Energizer Holdings, Inc. 7.750% due 01/15/2027	25	27
Fairstone Financial, Inc. 7.875% due 07/15/2024 (a)	250	255
Go Daddy Operating Co. LLC 5.250% due 12/01/2027	250	260
Greif, Inc. 6.500% due 03/01/2027	100	103
Gulfport Energy Corp.
6.000% due 10/15/2024	125	97
6.375% due 05/15/2025	125	97
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026	200	209
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	250	252
Jeld-Wen, Inc. 4.625% due 12/15/2025	125	123
Marriott Ownership Resorts, Inc. 6.500% due 09/15/2026	100	108
Matterhorn Merger Sub LLC 8.500% due 06/01/2026	250	223
Murphy Oil USA, Inc. 6.000% due 08/15/2023	250	258
SS&C Technologies, Inc. 5.500% due 09/30/2027	500	520
Standard Industries, Inc. 5.375% due 11/15/2024	300	312
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	800	813

		7,028

UTILITIES 0.2%
Blue Racer Midstream LLC 6.125% due 11/15/2022	200	204
Talen Energy Supply LLC 7.250% due 05/15/2027	250	257
Targa Resources Partners LP 6.500% due 07/15/2027	175	191

		652

Total Corporate Bonds & Notes (Cost $10,180)		10,266

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
2.104% due 07/23/2019 (c)(d)	338	338

Total Short-Term Instruments (Cost $338)		338

Total Investments in Securities (Cost $296,704)		293,464

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	1,951,740	19,307

Total Short-Term Instruments (Cost $19,298)		19,307

Total Investments in Affiliates (Cost $19,298)		19,307

Total Investments 100.3% (Cost $316,002)		$312,771
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $342)		122
Other Assets and Liabilities, net (0.3)%		(1,101)

Net Assets 100.0%		$311,792

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$5,544	$409	$0	$409	$3	$0

Total Swap Agreements					$409	$0	$409	$3	$0

Cash of $487 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2019	EUR	998	$1,119	$0	$(16)

Total Forward Foreign Currency Contracts					$0	$(16)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	12/20/2019	$10,900	$(67)	$202	$135	$0

Total Swap Agreements								$(67)	$202	$135	$0

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Investments in Securities, at Value
Loan Participations and Assignments	$0	$266,600	$16,260	$282,860
Corporate Bonds & Notes
Banking & Finance	0	2,586	0	2,586
Industrials	0	7,028	0	7,028
Utilities	0	652	0	652
Short-Term Instruments
U.S. Treasury Bills	0	338	0	338
	$0	$277,204	$16,260	$293,464
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,307	$0	$0	$19,307
Total Investments	$19,307	$277,204	$16,260	$312,771

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	135	0	135
	$0	$138	$0	$138
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$122	$0	$122
Totals	$19,307	$277,326	$16,260	$312,893

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$40,753	$6,531	$(15,279)	$(24)	$(1,065)	$268	$6,006	$(20,930)	$16,260	$27

Totals	$40,753	$6,531	$(15,279)	$(24)	$(1,065)	$268	$6,006	$(20,930)	$16,260	$27

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)

Investments in Securities, at Value
Loan Participations and Assignments	$16,260	Third Party Vendor	Broker Quote	82.500 - 101.000

Total	$16,260

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.7% ¤
CORPORATE BONDS & NOTES 47.6%
BANKING & FINANCE 22.0%
ABN AMRO Bank NV 3.002% (US0003M + 0.410%) due 01/19/2021 ~	$1,000	$1,002
AIA Group Ltd. 2.907% (US0003M + 0.520%) due 09/20/2021 ~	9,500	9,500
Air Lease Corp.
2.125% due 01/15/2020	5,321	5,309
4.750% due 03/01/2020	13,042	13,231
American Express Co. 3.140% (US0003M + 0.620%) due 05/20/2022 ~	10,000	10,043
American Honda Finance Corp.
2.743% (US0003M + 0.290%) due 12/10/2021 ~	10,000	9,985
2.851% (US0003M + 0.540%) due 06/27/2022 ~	34,600	34,698
Aozora Bank Ltd. 2.750% due 03/09/2020	2,700	2,701
Athene Global Funding 3.732% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,623
AvalonBay Communities, Inc. 3.027% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,801
Aviation Capital Group LLC 3.470% (US0003M + 0.950%) due 06/01/2021 ~	12,300	12,366
Bank of America N.A. 2.875% (US0003M + 0.350%) due 05/24/2021 ~	39,000	39,031
Barclays Bank PLC
3.041% (US0003M + 0.460%) due 01/11/2021 ~	2,670	2,669
3.115% (US0003M + 0.550%) due 08/07/2019 ~	2,000	2,001
Barclays PLC
2.750% due 11/08/2019	38,280	38,251
2.875% due 06/08/2020	2,500	2,504
BOC Aviation Ltd. 3.626% (US0003M + 1.050%) due 05/02/2021 ~	5,470	5,498
Brixmor Operating Partnership LP 3.629% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,202
Citibank N.A.
3.020% (SOFRRATE + 0.600%) due 03/13/2021 ~	1,000	1,003
3.123% (US0003M + 0.600%) due 05/20/2022 ~	8,550	8,564
3.162% (US0003M + 0.570%) due 07/23/2021 ~	6,000	6,018
Citicorp Lease Pass-Through Trust 8.040% due 12/15/2019	7,438	7,622
Citigroup, Inc. 3.710% (US0003M + 1.380%) due 03/30/2021 ~	13,100	13,317
Danske Bank A/S
1.650% due 09/06/2019	15,000	14,971
3.030% (US0003M + 0.510%) due 03/02/2020 ~	12,845	12,828
3.054% (US0003M + 0.580%) due 09/06/2019 ~	8,599	8,600
Delphi Financial Group, Inc. 7.875% due 01/31/2020	5,000	5,143
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	11,912	11,887
3.000% due 08/13/2019	16,400	16,405
First Gulf Bank PJSC 2.625% due 02/24/2020	1,500	1,500
Ford Motor Credit Co. LLC
2.597% due 11/04/2019	5,000	4,998
3.226% (US0003M + 0.790%) due 06/12/2020 ~	5,000	4,987
3.273% (US0003M + 0.930%) due 09/24/2020 ~	23,700	23,683
3.592% (US0003M + 1.000%) due 01/09/2020 ~	8,115	8,132
5.139% (US0003M + 2.550%) due 01/07/2021 ~	7,900	8,043
8.125% due 01/15/2020	2,000	2,057
General Motors Financial Co., Inc.
2.450% due 11/06/2020	4,700	4,685
3.527% (US0003M + 0.930%) due 04/13/2020 ~	31,810	31,906
4.157% (US0003M + 1.560%) due 01/15/2020 ~	5,000	5,029
Goldman Sachs Bank USA 3.067% due 05/24/2021 •	13,600	13,615
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	3,000	3,001
3.041% (US0003M + 0.730%) due 12/27/2020 ~	11,255	11,275
3.752% (US0003M + 1.160%) due 04/23/2020 ~	4,700	4,730
4.291% (US0003M + 1.770%) due 02/25/2021 ~	7,000	7,160
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	1,140	1,136

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

2.400% due 09/15/2019	5,292	5,287
3.022% (US0003M + 0.500%) due 05/21/2020 ~	2,140	2,141
HSBC Holdings PLC
3.086% (US0003M + 0.650%) due 09/11/2021 ~	25,000	25,028
4.181% (US0003M + 1.660%) due 05/25/2021 ~	34,650	35,420
HSH Portfoliomanagement AoeR 2.850% (US0003M + 0.330%) due 11/19/2021 ~	5,000	5,034
Hyundai Capital Services, Inc. 1.625% due 08/30/2019	9,000	8,983
ICICI Bank Ltd.
3.500% due 03/18/2020	3,900	3,917
5.750% due 11/16/2020	1,915	1,987
International Bank for Reconstruction & Development 2.770% due 06/13/2024	25,000	25,007
Jackson National Life Global Funding
2.882% (US0003M + 0.300%) due 04/27/2020 ~	15,000	15,018
2.897% (US0003M + 0.300%) due 10/15/2020 ~	7,600	7,616
2.931% (US0003M + 0.480%) due 06/11/2021 ~	1,000	1,003
JPMorgan Chase & Co. 3.003% (US0003M + 0.550%) due 03/09/2021 ~(c)	35,000	35,062
JPMorgan Chase Bank N.A. 2.750% (US0003M + 0.230%) due 09/01/2020 ~	18,000	18,008
Lloyds Banking Group PLC 3.186% (US0003M + 0.800%) due 06/21/2021 ~	16,200	16,211
Macquarie Bank Ltd. 3.702% (US0003M + 1.120%) due 07/29/2020 ~	2,200	2,223
Metropolitan Life Global Funding
2.920% (SOFRRATE + 0.500%) due 05/28/2021 ~	3,300	3,300
2.990% due 09/07/2020 •	28,500	28,580
Mitsubishi UFJ Financial Group, Inc.
3.172% (US0003M + 0.700%) due 03/07/2022 ~	7,000	7,024
3.236% (US0003M + 0.650%) due 07/26/2021 ~	11,173	11,221
3.370% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,011
3.510% (US0003M + 1.060%) due 09/13/2021 ~	18,152	18,351
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	5,050	5,025
2.750% due 10/21/2020	10,100	10,139
Mizuho Financial Group, Inc. 3.590% (US0003M + 1.140%) due 09/13/2021 ~	11,354	11,502
Morgan Stanley
3.095% (US0003M + 0.550%) due 02/10/2021 ~	14,528	14,548
3.772% (US0003M + 1.180%) due 01/20/2022 ~	3,008	3,040
New York Life Global Funding 2.885% (US0003M + 0.320%) due 08/06/2021 ~	7,000	7,016
Nissan Motor Acceptance Corp.
2.125% due 03/03/2020	8,910	8,884
2.150% due 07/13/2020	11,650	11,604
2.720% (US0003M + 0.390%) due 09/28/2020 ~	16,410	16,395
2.970% (US0003M + 0.520%) due 09/13/2019 •	1,000	1,001
2.987% (US0003M + 0.390%) due 07/13/2020 ~	3,970	3,971
3.016% (US0003M + 0.630%) due 09/21/2021 ~	11,085	11,085
3.177% (US0003M + 0.580%) due 01/13/2020 ~	10,300	10,315
Pacific LifeCorp 6.000% due 02/10/2020	2,233	2,275
Reliance Standard Life Global Funding 2.500% due 01/15/2020	1,500	1,499
Royal Bank of Scotland Group PLC 6.400% due 10/21/2019	45,200	45,728
Santander Holdings USA, Inc. 2.650% due 04/17/2020	15,248	15,245
Santander UK PLC
2.876% (US0003M + 0.300%) due 11/03/2020 ~	5,000	4,995
3.140% (US0003M + 0.620%) due 06/01/2021 ~	6,800	6,817
3.178% (US0003M + 0.660%) due 11/15/2021 ~	10,000	10,033
Standard Chartered PLC
2.250% due 04/17/2020	3,000	2,994
2.400% due 09/08/2019	12,540	12,538
3.650% (US0003M + 1.130%) due 08/19/2019 ~	26,225	26,266
State Bank of India 3.442% (US0003M + 0.850%) due 01/20/2020 ~	3,900	3,907
Sumitomo Mitsui Banking Corp. 2.938% (US0003M + 0.350%) due 01/17/2020 ~	2,500	2,504
Sumitomo Mitsui Financial Group, Inc. 3.384% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,808
Synchrony Financial
2.700% due 02/03/2020	8,578	8,580
3.000% due 08/15/2019	15,425	15,428
Temasek Financial Ltd. 4.300% due 10/25/2019	1,350	1,358
Toyota Motor Credit Corp. 3.129% (US0003M + 0.540%) due 01/08/2021 ~	20,300	20,416
UBS AG 3.000% (US0003M + 0.480%) due 12/01/2020 ~	12,650	12,695
UBS Group Funding Switzerland AG 3.783% (US0003M + 1.440%) due 09/24/2020 ~	3,676	3,732

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

United Overseas Bank Ltd. 3.072% (US0003M + 0.480%) due 04/23/2021 ~	6,945	6,962
WEA Finance LLC 2.700% due 09/17/2019	5,000	5,000
Wells Fargo Bank N.A.
3.102% (US0003M + 0.510%) due 10/22/2021 ~	625	626
3.141% (US0003M + 0.620%) due 05/27/2022 ~	42,000	42,102

		1,091,175

INDUSTRIALS 21.4%
Alimentation Couche-Tard, Inc. 2.950% (US0003M + 0.500%) due 12/13/2019 ~	2,510	2,511
Allergan Funding SCS
3.000% due 03/12/2020	31,352	31,449
3.691% (US0003M + 1.255%) due 03/12/2020 ~	17,461	17,576
Altria Group, Inc.
2.625% due 01/14/2020	5,925	5,930
9.250% due 08/06/2019	5,831	5,868
Amgen, Inc. 2.985% (US0003M + 0.450%) due 05/11/2020 ~	10,026	10,052
Andeavor Logistics LP 5.500% due 10/15/2019	8,497	8,537
AutoNation, Inc. 5.500% due 02/01/2020	8,590	8,714
BAT Capital Corp.
2.297% due 08/14/2020	3,900	3,892
3.118% due 08/14/2020 •	18,950	19,000
3.398% (US0003M + 0.880%) due 08/15/2022 ~	8,400	8,426
BAT International Finance PLC
1.625% due 09/09/2019	10,250	10,230
2.750% due 06/15/2020	1,000	1,002
Bayer U.S. Finance LLC
2.125% due 07/15/2019	10,000	9,998
2.375% due 10/08/2019	33,465	33,424
Brambles USA, Inc. 5.350% due 04/01/2020	1,000	1,023
Broadcom Corp. 2.375% due 01/15/2020	46,465	46,389
Campbell Soup Co. 2.910% (US0003M + 0.500%) due 03/16/2020 ~	9,000	9,008
Central Nippon Expressway Co. Ltd.
3.105% (US0003M + 0.540%) due 08/04/2020 ~	23,100	23,137
3.180% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,004
3.278% (US0003M + 0.850%) due 09/14/2021 ~	8,000	8,064
3.330% (US0003M + 0.810%) due 03/03/2022 •	13,760	13,853
3.662% (US0003M + 1.070%) due 04/23/2021 ~	2,000	2,022
Charter Communications Operating LLC
3.579% due 07/23/2020	3,000	3,027
4.229% (US0003M + 1.650%) due 02/01/2024 ~	4,900	4,924
Cigna Corp. 2.760% (US0003M + 0.350%) due 03/17/2020 ~	43,057	43,101
Comcast Corp. 2.649% (US0003M + 0.330%) due 10/01/2020 ~	10,300	10,321
Conagra Brands, Inc. 3.092% (US0003M + 0.500%) due 10/09/2020 ~	14,100	14,071
Constellation Brands, Inc.
2.000% due 11/07/2019	28,792	28,730
3.218% (US0003M + 0.700%) due 11/15/2021 ~	3,000	3,002
3.875% due 11/15/2019	20,000	20,094
CVS Health Corp.
3.083% (US0003M + 0.630%) due 03/09/2020 ~	23,500	23,562
3.125% due 03/09/2020	10,000	10,040
D.R. Horton, Inc. 4.000% due 02/15/2020	4,665	4,699
Daimler Finance North America LLC
2.200% due 05/05/2020	12,765	12,740
2.955% (US0003M + 0.390%) due 05/04/2020 ~	11,000	11,012
2.965% (US0003M + 0.430%) due 02/12/2021 ~	4,900	4,896
3.095% (US0003M + 0.530%) due 05/05/2020 ~	4,895	4,906
3.100% due 05/04/2020	5,000	5,027
3.115% (US0003M + 0.550%) due 05/04/2021 ~	10,000	10,005
3.219% (US0003M + 0.630%) due 01/06/2020 ~(c)	15,075	15,112
Deutsche Telekom International Finance BV
2.869% (US0003M + 0.450%) due 09/19/2019 ~	14,000	14,010
3.168% (US0003M + 0.580%) due 01/17/2020 ~	10,000	10,013
Diageo Capital PLC 2.760% (US0003M + 0.240%) due 05/18/2020 ~	2,000	2,002
Dignity Health 2.637% due 11/01/2019	5,000	4,995
Discovery Communications LLC
2.200% due 09/20/2019	9,786	9,773
3.097% (US0003M + 0.710%) due 09/20/2019 ~	26,645	26,675
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,522

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

Doosan Heavy Industries & Construction Co. Ltd. 2.125% due 04/27/2020	9,600	9,573
eBay, Inc. 3.059% (US0003M + 0.480%) due 08/01/2019 ~	5,970	5,972
Fresenius Medical Care U.S. Finance, Inc. 5.625% due 07/31/2019	6,516	6,528
GATX Corp.
2.500% due 07/30/2019	7,300	7,300
3.285% (US0003M + 0.720%) due 11/05/2021 ~	2,400	2,391
General Electric Co.
3.397% (US0003M + 0.800%) due 04/15/2020 ~	5,500	5,517
6.000% due 08/07/2019	3,132	3,142
General Mills, Inc. 6.610% due 10/15/2022	4,000	4,214
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~	7,016	7,026
Goodrich Corp. 4.875% due 03/01/2020	5,000	5,078
HCA, Inc.
4.250% due 10/15/2019	18,758	18,835
6.500% due 02/15/2020	18,922	19,358
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	16,780	16,757
3.318% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,201
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019	9,092	9,218
Home Depot, Inc. 2.629% (US0003M + 0.150%) due 06/05/2020 ~	140	140
Hyundai Capital America
1.750% due 09/27/2019	10,483	10,463
2.000% due 07/01/2019	4,726	4,726
2.550% due 04/03/2020	10,450	10,433
2.600% due 03/19/2020	1,700	1,699
3.202% due 09/18/2020 •	6,700	6,705
3.396% (US0003M + 0.800%) due 04/03/2020 ~	6,332	6,350
3.402% (US0003M + 1.000%) due 09/18/2020 ~	900	903
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020	19,990	20,501
Kinder Morgan, Inc. 3.050% due 12/01/2019	5,000	5,009
Kraft Heinz Foods Co.
2.982% (US0003M + 0.420%) due 08/09/2019 ~	12,495	12,497
3.115% (US0003M + 0.570%) due 02/10/2021 ~	7,100	7,089
Life Technologies Corp. 6.000% due 03/01/2020	10,000	10,213
Marriott International, Inc. 3.120% (US0003M + 0.600%) due 12/01/2020 ~	6,500	6,527
Martin Marietta Materials, Inc. 2.887% (US0003M + 0.500%) due 12/20/2019 ~	9,000	9,006
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	6,023	6,004
3.192% (US0003M + 0.610%) due 10/28/2019 ~	17,400	17,424
NetApp, Inc. 2.000% due 09/27/2019	2,000	1,997
NTT Finance Corp. 2.860% (US0003M + 0.530%) due 06/29/2020 ~	32,300	32,371
Penske Truck Leasing Co. LP 3.050% due 01/09/2020	4,100	4,105
Philip Morris International, Inc. 2.942% (US0003M + 0.420%) due 02/21/2020 ~	750	751
Pioneer Natural Resources Co. 7.500% due 01/15/2020	6,480	6,646
Rockwell Collins, Inc.
1.950% due 07/15/2019	4,890	4,889
5.250% due 07/15/2019	3,463	3,466
Sky Ltd. 2.625% due 09/16/2019	8,725	8,726
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~	9,500	9,504
Suntory Holdings Ltd. 2.550% due 09/29/2019	6,000	5,998
Syngenta Finance NV 3.698% due 04/24/2020	600	604
Telefonica Emisiones S.A. 5.877% due 07/15/2019	44,379	44,431
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~	3,000	3,000
Time Warner Cable LLC 5.000% due 02/01/2020	31,380	31,796
Tyson Foods, Inc. 2.650% due 08/15/2019	29,188	29,193
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	1,500	1,497
2.450% due 11/20/2019	6,320	6,318
3.305% (US0003M + 0.770%) due 11/13/2020 ~	4,000	4,017

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~	6,200	6,184
Walgreens Boots Alliance, Inc. 2.700% due 11/18/2019	7,000	7,001
Woolworths Group Ltd. 4.000% due 09/22/2020	5,000	5,088

		1,063,749

UTILITIES 4.2%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	25,400	25,534
3.547% (US0003M + 0.950%) due 07/15/2021 ~	4,900	4,944
CLP Power HK Finance Ltd. 4.750% due 03/19/2020	8,000	8,131
Duke Energy Corp.
3.028% (US0003M + 0.500%) due 05/14/2021 ~	13,700	13,738
3.101% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,720
Electricite de France S.A. 4.600% due 01/27/2020	800	810
Exelon Generation Co. LLC
2.950% due 01/15/2020	16,044	16,068
5.200% due 10/01/2019	18,636	18,750
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	14,415	14,479
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	12,645	13,139
Mississippi Power Co. 2.961% (US0003M + 0.650%) due 03/27/2020 ~	2,500	2,501
NextEra Energy Capital Holdings, Inc.
2.835% (US0003M + 0.315%) due 09/03/2019 ~	6,982	6,985
2.921% (US0003M + 0.400%) due 08/21/2020 ~	10,400	10,396
3.241% (US0003M + 0.720%) due 02/25/2022 ~	6,200	6,237
Orange S.A. 1.625% due 11/03/2019	1,610	1,605
Plains All American Pipeline LP
2.600% due 12/15/2019	6,660	6,655
5.750% due 01/15/2020	2,885	2,927
Progress Energy, Inc. 4.875% due 12/01/2019	7,137	7,205
Sempra Energy
2.400% due 02/01/2020	7,525	7,524
2.400% due 03/15/2020	2,000	1,999
2.847% (US0003M + 0.250%) due 07/15/2019 ~	18,130	18,130
3.097% (US0003M + 0.500%) due 01/15/2021 ~	3,886	3,874
Sinopec Group Overseas Development Ltd. 2.500% due 04/28/2020	3,184	3,184
Southern Power Co. 2.937% (US0003M + 0.550%) due 12/20/2020 ~	8,100	8,103
TECO Finance, Inc. 5.150% due 03/15/2020	4,000	4,077

		210,715

Total Corporate Bonds & Notes (Cost $2,361,909)		2,365,639

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2013 2.401% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,016
California State General Obligation Bonds, Series 2017 3.211% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,020

		11,036

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.711% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,066

Total Municipal Bonds & Notes (Cost $18,000)		18,102

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
2.704% due 04/25/2036 - 06/25/2042 •	2,750	2,742
2.754% due 07/25/2036 - 06/25/2043 •	348	347
2.804% due 02/25/2042 •	684	685
2.836% due 11/25/2044 - 09/25/2055 •	43,564	43,536
2.854% due 04/25/2039 •	398	398
2.904% due 02/25/2042 •	735	738
2.936% due 07/25/2046 •	6,110	6,109
2.944% due 07/25/2037 •	103	104
2.954% due 10/25/2041 •	285	287
3.010% due 03/25/2042	254	255
3.024% due 11/25/2037 •	441	444

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

4.607% due 05/01/2038 •	7,283	7,646
Freddie Mac
2.694% due 04/15/2037 •	440	438
2.724% due 07/15/2037 •	444	444
2.781% due 09/25/2021 •	479	479
2.790% due 10/15/2037 - 02/15/2038 •	18,060	18,038
2.794% due 03/15/2040 - 11/15/2043 •	970	972
2.800% due 06/03/2024	50,000	50,057
2.806% due 05/15/2038 •	1,748	1,744
2.816% due 05/15/2041 •	1,846	1,844
2.826% due 06/15/2040 •	4,206	4,196
2.836% due 06/15/2038 - 09/15/2044 •	11,831	11,797
2.850% due 05/06/2024	4,800	4,807
2.852% due 10/15/2037	11,219	11,235
2.859% due 08/15/2042	12,397	12,379
2.894% due 08/15/2041 •	23	23
2.914% due 12/15/2041 •	579	582
2.944% due 09/15/2037 - 11/15/2041 •	965	972
2.974% due 07/15/2037 •	600	605
2.994% due 11/15/2037 •	108	109
3.344% due 01/15/2032 •	265	268
3.484% due 01/15/2039	65	67
3.940% due 05/15/2033 •	273	281
Ginnie Mae
2.667% due 06/20/2066 •	1,502	1,501
2.783% due 06/20/2039 •	162	162
2.795% due 04/20/2037	1,592	1,592
2.837% due 10/20/2066 •	452	452
2.860% due 07/20/2043 •	1,252	1,255
2.909% due 01/20/2068	180	180
2.937% due 08/20/2065 •	829	829
2.967% due 12/20/2060 - 03/20/2065 •	477	477
3.009% due 07/20/2064	60	60
3.077% due 04/20/2062	876	878
3.147% due 08/20/2061 •	574	575
3.209% due 10/20/2065	565	566
3.217% due 08/20/2067 •	1,602	1,620
3.237% due 02/20/2066 •	758	760
3.309% due 05/20/2066	5,024	5,063
3.628% due 09/20/2067	1,667	1,697
5.274% due 09/20/2066 •	5,288	5,792
NCUA Guaranteed Notes
2.869% due 01/08/2020 •	1,550	1,553
2.889% due 11/05/2020 •	7,455	7,462
2.979% due 12/08/2020 •	1,087	1,091

Total U.S. Government Agencies (Cost $218,295)		218,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Gosforth Funding PLC 2.971% due 08/25/2060 •	5,678	5,669
JPMBB Commercial Mortgage Securities Trust 3.087% due 07/15/2048	873	874
Morgan Stanley Bank of America Merrill Lynch Trust 3.101% due 12/15/2047	9,832	9,844
OBP Depositor LLC Trust 4.646% due 07/15/2045	2,287	2,313
Silverstone Master Issuer PLC 3.142% (US0003M + 0.550%) due 01/21/2070 ~	3,875	3,876
Stonemont Portfolio Trust 3.233% due 08/20/2030 •	4,849	4,853
UBS-Barclays Commercial Mortgage Trust 3.203% due 04/10/2046 •	13,982	14,158
Wells Fargo Commercial Mortgage Trust 2.800% due 03/18/2028 ~	18,345	18,344
Wells Fargo-RBS Commercial Mortgage Trust 3.594% due 06/15/2045 •	5,025	5,076

Total Non-Agency Mortgage-Backed Securities (Cost $64,801)		65,007

ASSET-BACKED SECURITIES 13.2%
Ally Master Owner Trust 2.714% due 07/15/2022 •	5,000	5,002
Arbor Realty Commercial Real Estate Notes Ltd. 3.650% due 05/15/2037 •	5,500	5,501
ARI Fleet Lease Trust 2.891% due 11/15/2027 •	10,000	10,004
Bank of The West Auto Trust 3.090% due 04/15/2021	10,565	10,589
Canadian Pacer Auto Receivables Trust 3.000% due 06/21/2021	8,839	8,867
CARDS Trust 2.839% due 05/15/2024 •	10,000	9,997
CarMax Auto Owner Trust 2.704% due 07/15/2022 •	8,000	8,005

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

Chesapeake Funding LLC
2.859% due 08/15/2030	13,310	13,301
2.940% due 04/15/2031	18,700	18,924
CIFC Funding Ltd. 3.440% due 10/25/2027 •	3,100	3,084
Dell Equipment Finance Trust 3.160% due 02/22/2021	2,862	2,878
Dryden Senior Loan Fund 3.497% due 10/15/2027 •	5,500	5,493
Figueroa CLO Ltd. 3.497% due 01/15/2027 •	4,822	4,818
Flagship CLO Ltd. 3.451% due 01/16/2026 •	1,022	1,021
Flagship Ltd. 3.712% due 01/20/2026 •	1,623	1,624
GM Financial Consumer Automobile Receivables Trust 2.080% due 01/19/2021	1,418	1,417
GMF Floorplan Owner Revolving Trust
2.220% due 01/18/2022	4,837	4,833
2.804% due 09/15/2023 •	10,000	9,977
GreatAmerica Leasing Receivables Funding LLC 2.360% due 01/20/2023	4,500	4,501
Halcyon Loan Advisors Funding Ltd. 3.512% due 04/20/2027 •	4,997	4,984
Hertz Fleet Lease Funding LP
2.882% due 01/10/2033 •	45,000	45,013
3.230% due 05/10/2032	3,400	3,417
Marlette Funding Trust
2.690% due 09/17/2029 (a)	2,000	2,001
3.130% due 07/16/2029	10,000	10,060
Master Credit Card Trust 2.873% due 07/21/2024 •	3,125	3,122
Mercedes-Benz Auto Lease Trust
1.790% due 04/15/2020	121	121
3.010% due 02/16/2021	15,700	15,746
Motor PLC 2.934% due 09/25/2024 •	5,288	5,290
Mountain View CLO Ltd. 3.397% due 10/15/2026 •	2,759	2,749
Navient Private Education Loan Trust
2.744% due 12/15/2059 •	1,272	1,271
2.794% due 12/16/2058 •	3,664	3,665
3.594% due 12/15/2028 •	12,782	12,929
Navient Private Education Refi Loan Trust 2.694% due 12/15/2059 •	22,212	22,175
Navient Student Loan Trust
2.754% due 03/25/2067 •	20,000	19,945
2.794% due 12/15/2059 •	17,934	17,939
3.430% due 12/15/2059	4,754	4,812
Nelnet Student Loan Trust 2.634% due 08/23/2027 •	3,177	3,172
Nissan Auto Receivables Owner Trust 1.790% due 01/17/2022	2,953	2,948
OFSI Fund Ltd. 3.247% due 03/20/2025 •	2,327	2,328
OneMain Financial Issuance Trust 3.660% due 02/20/2029	1,222	1,227
OSCAR U.S. Funding Trust 2.882% due 08/10/2021 •	3,301	3,304
Palmer Square CLO Ltd. 3.368% due 08/15/2026 •	3,740	3,726
Palmer Square Loan Funding Ltd.
3.197% due 04/15/2026 •	7,846	7,815
3.247% due 07/15/2026 •	8,240	8,193
3.418% due 11/15/2026 •	9,090	9,083
3.493% due 04/20/2027 •	22,550	22,573
Penarth Master Issuer PLC
2.762% due 03/18/2022 •	20,000	20,001
2.932% due 09/18/2022	40,000	39,997
PFS Financing Corp. 2.944% due 04/15/2024 •	6,000	6,020
PHEAA Student Loan Trust 3.354% due 11/25/2065 •	5,842	5,837
Securitized Term Auto Receivables Trust
2.614% due 02/25/2021 •	9,084	9,082
2.862% due 05/25/2021	11,439	11,484
SLC Student Loan Trust
2.520% due 03/15/2027 •	6,838	6,817
2.530% due 06/15/2029 •	17,353	17,230
2.618% due 02/15/2025 •	5,286	5,281
2.678% due 05/15/2023 •	423	422
SLM Student Loan Trust
2.670% due 10/25/2024 •	654	654
2.670% due 01/26/2026 •	8,411	8,386
2.720% due 10/25/2028 •	4,009	3,984
2.750% due 07/25/2023 •	3,338	3,336

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

2.880% due 12/15/2027 •	20,335	20,356
2.960% due 12/15/2025 •	3,331	3,332
3.130% due 01/25/2028 •	5,223	5,232
SMB Private Education Loan Trust
2.694% due 09/15/2025 •	5,436	5,437
3.050% due 05/15/2026	1,128	1,136
3.594% due 07/15/2027 •	12,224	12,314
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	1,424	1,425
2.770% due 05/25/2026	866	868
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	6,000	6,033
3.240% due 02/25/2028	3,195	3,227
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	1,927	1,923
3.254% due 07/25/2039 •	695	695
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	4,819	4,857
3.120% due 02/25/2048	9,143	9,220
THL Credit Wind River CLO Ltd. 4.047% due 01/15/2026 •	4,988	4,990
Towd Point Mortgage Trust 3.404% due 05/25/2058 •	3,739	3,770
Trillium Credit Card Trust 2.752% due 09/26/2023 •	30,000	30,034
Upstart Securitization Trust 3.450% due 04/20/2026	1,563	1,570
USAA Auto Owner Trust 1.390% due 11/15/2021	3,626	3,618
Utah State Board of Regents
3.154% due 01/25/2057 •	3,722	3,723
3.159% due 09/25/2056 •	2,868	2,872
Venture CLO Ltd. 3.667% due 04/15/2027	6,700	6,684
Voya CLO Ltd. 3.300% due 07/25/2026 •	1,587	1,586
WhiteHorse Ltd. 3.748% due 07/17/2026 •	5,491	5,497
World Omni Auto Receivables Trust 1.840% due 01/17/2022	2,844	2,839
Z Capital Credit Partners CLO Ltd. 3.551% due 07/16/2027 •	3,100	3,095

Total Asset-Backed Securities (Cost $653,690)		654,308

SOVEREIGN ISSUES 0.4%
Export-Import Bank of India 3.875% due 10/02/2019	12,959	12,998
Korea National Oil Corp. 2.911% (US0003M + 0.600%) due 03/27/2020 ~	8,010	8,023

Total Sovereign Issues (Cost $21,002)		21,021

SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC
2.843% (US0003M + 0.500%) due 09/24/2020 ~	13,060	13,099
3.092% (US0003M + 0.500%) due 10/26/2020 ~	5,000	5,015

		18,114

COMMERCIAL PAPER 3.9%
Campbell Soup Co. 3.100% due 08/14/2019	5,000	4,983
Enable Midstream Partners LP 3.150% due 07/25/2019	8,300	8,283
Enbridge (U.S.), Inc. 2.920% due 07/02/2019	40,000	39,989
Energy Transfer Partners LP
2.950% due 07/01/2019	32,300	32,293
3.030% due 07/02/2019	14,000	13,996
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	14,000	13,748
Royal Caribbean Cruise 2.900% due 07/11/2019	10,000	9,991
Syngenta Wilmington, Inc.
3.090% due 07/08/2019	2,400	2,398
3.200% due 07/12/2019	26,000	25,972
VW Credit, Inc.
2.900% due 07/10/2019	6,000	5,995

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

3.050% due 07/01/2019	35,000	34,993

		192,641

REPURCHASE AGREEMENTS (b) 0.1%		4,794

SHORT-TERM NOTES 0.1%
Holmes Master Issuer PLC 2.744% due 07/15/2019 •	3,022	3,022
Total Short-Term Instruments (Cost $218,531)		218,571
Total Investments in Securities (Cost $3,556,228)		3,560,841

	SHARES
INVESTMENTS IN AFFILIATES 26.9%
SHORT-TERM INSTRUMENTS 26.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.9%
PIMCO Short Asset Portfolio	134,298,440	1,335,732
PIMCO Short-Term Floating NAV Portfolio III	19,855	197
Total Short-Term Instruments (Cost $1,340,203)		1,335,929

Total Investments in Affiliates (Cost $1,340,203)		1,335,929

Total Investments 98.6% (Cost $4,896,431)		$4,896,770
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $386)		205
Other Assets and Liabilities, net 1.4%		71,037

Net Assets 100.0%		$4,968,012

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.000%	06/28/2019	07/01/2019	$4,794	U.S. Treasury Notes 2.250% due 03/31/2021	$(4,894)	$4,794	$4,795

Total Repurchase Agreements						$(4,894)	$4,794	$4,795

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

FOB	2.650%	06/27/2019	07/26/2019	$(47,820)	$(47,834)

Total Reverse Repurchase Agreements					$(47,834)

(c)	Securities with an aggregate market value of $50,174 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(36,493) at a weighted average interest rate of 2.637%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2019	160	$18,905	$16	$0	$0

Total Futures Contracts				$16	$0	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$350,700	$386	$(7,474)	$(7,088)	$205	$0

Total Swap Agreements						$386	$(7,474)	$(7,088)	$205	$0

Cash of $6,499 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,091,175	$0	$1,091,175
Industrials	0	1,063,749	0	1,063,749
Utilities	0	210,715	0	210,715
Municipal Bonds & Notes
California	0	11,036	0	11,036
Washington	0	7,066	0	7,066
U.S. Government Agencies	0	218,193	0	218,193
Non-Agency Mortgage-Backed Securities	0	65,007	0	65,007
Asset-Backed Securities	0	654,308	0	654,308
Sovereign Issues	0	21,021	0	21,021
Short-Term Instruments
Certificates of Deposit	0	18,114	0	18,114
Commercial Paper	0	192,641	0	192,641
Repurchase Agreements	0	4,794	0	4,794
Short-Term Notes	0	3,022	0	3,022

	$0	$3,560,841	$0	$3,560,841
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,335,929	$0	$0	$1,335,929
Total Investments	$1,335,929	$3,560,841	$0	$4,896,770

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$205	$0	$205

Total Financial Derivative Instruments	$0	$205	$0	$205
Totals	$1,335,929	$3,561,046	$0	$4,896,975

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.3% ¤

CORPORATE BONDS & NOTES 59.3%

BANKING & FINANCE 31.9%

ABN AMRO Bank NV
2.450% due 06/04/2020	$3,400	$3,403
3.002% due 01/19/2021 ~	2,150	2,154
ADCB Finance Cayman Ltd. 2.625% due 03/10/2020	12,800	12,795
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,235	1,258
4.250% due 07/01/2020	4,120	4,181
4.500% due 05/15/2021	1,750	1,805
4.625% due 10/30/2020	10,650	10,923
AIG Global Funding 3.350% due 06/25/2021	17,200	17,505
Air Lease Corp.
2.125% due 01/15/2020	5,232	5,220
2.500% due 03/01/2021	4,700	4,704
2.750% due 01/15/2023	2,500	2,501
3.500% due 01/15/2022	3,600	3,688
4.750% due 03/01/2020	2,000	2,029
American Express Co.
2.750% due 05/20/2022	19,600	19,847
3.140% due 05/20/2022 ~	9,000	9,039
American Honda Finance Corp.
2.670% due 06/16/2020 ~	25,000	25,043
2.915% due 11/05/2021 ~	22,955	23,012
3.063% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,610
American International Group, Inc. 2.300% due 07/16/2019	6,900	6,900
American Tower Corp.
2.250% due 01/15/2022	1,595	1,587
3.450% due 09/15/2021	3,200	3,270
5.900% due 11/01/2021	800	861
Aozora Bank Ltd. 2.750% due 03/09/2020	2,000	2,001
Athene Global Funding
2.750% due 04/20/2020	3,400	3,408
3.000% due 07/01/2022	1,918	1,942
3.732% (US0003M + 1.140%) due 04/20/2020 ~	11,810	11,869
3.826% (US0003M + 1.230%) due 07/01/2022 ~	42,950	43,338
Axis Bank Ltd. 3.250% due 05/21/2020	7,760	7,778
Banco Santander Chile 2.500% due 12/15/2020	11,900	11,977
Bank of America Corp. 2.969% due 10/01/2021 ~	33,800	33,895
Barclays Bank PLC
3.115% (US0003M + 0.550%) due 08/07/2019 ~	11,000	11,003
5.125% due 01/08/2020	5,100	5,168
Barclays PLC
2.750% due 11/08/2019	46,645	46,610
2.875% due 06/08/2020	2,500	2,504
4.655% (US0003M + 2.110%) due 08/10/2021 ~	26,299	26,886
Berkshire Hathaway Finance Corp. 2.904% (US0003M + 0.320%) due 01/10/2020 ~	1,100	1,102
BNG Bank NV 2.697% (US0003M + 0.100%) due 07/14/2020 ~	66,700	66,773
BNZ International Funding Ltd.
2.400% due 02/21/2020	12,600	12,609
3.222% (US0003M + 0.700%) due 02/21/2020 ~	24,960	25,061
3.408% (US0003M + 0.980%) due 09/14/2021 ~	1,385	1,401
BOC Aviation Ltd.
2.375% due 09/15/2021	2,000	1,978
2.750% due 09/18/2022	13,600	13,583
Boston Properties LP 4.125% due 05/15/2021	4,000	4,117
British Transco International Finance BV 0.000% due 11/04/2021 (b)	4,300	4,047
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	51,700	52,767
Caterpillar Financial Services Corp.
2.698% due 05/15/2020 ~	15,000	15,019
3.064% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,044

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.094% (US0003M + 0.510%) due 01/10/2020 ~	13,075	13,106
Citibank N.A.
2.885% due 02/12/2021 ~	1,160	1,160
3.123% due 05/20/2022 ~	38,300	38,362
3.162% due 07/23/2021 ~	5,742	5,760
Citigroup, Inc.
2.350% due 08/02/2021	4,000	3,999
3.531% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,035
3.543% due 06/01/2024 ~	47,900	48,190
3.766% (US0003M + 1.190%) due 08/02/2021 ~	36,600	37,100
CK Hutchison International Ltd. 2.250% due 09/29/2020	23,000	22,953
CNH Industrial Capital LLC
3.375% due 07/15/2019	10,016	10,019
4.375% due 11/06/2020	7,111	7,258
Compass Bank 2.750% due 09/29/2019	3,450	3,450
Cooperatieve Rabobank UA
3.064% due 01/10/2023 ~	16,500	16,433
3.414% (US0003M + 0.830%) due 01/10/2022 ~	11,100	11,225
Credit Suisse Group AG 3.676% due 06/12/2024 ~	20,000	20,066
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	8,240	8,255
4.891% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,386
Danske Bank A/S
3.030% (US0003M + 0.510%) due 03/02/2020 ~	23,500	23,469
3.054% (US0003M + 0.580%) due 09/06/2019 ~	6,145	6,145
3.496% due 09/12/2023 ~	4,300	4,180
Delphi Financial Group, Inc. 7.875% due 01/31/2020	2,185	2,248
Dexia Credit Local S.A.
2.823% due 09/04/2020 ~	8,410	8,436
2.902% due 09/29/2020 ~	50,000	50,153
Discover Bank 8.700% due 11/18/2019	4,899	5,008
DNB Bank ASA
2.125% due 10/02/2020	30,000	29,910
3.590% (US0003M + 1.070%) due 06/02/2021 ~	3,500	3,549
Erste Abwicklungsanstalt 2.663% (US0003M + 0.210%) due 03/09/2020 ~	47,400	47,473
European Investment Bank 2.682% (US0003M + 0.100%) due 01/27/2020 ~	5,000	5,005
First Abu Dhabi Bank PJSC 2.250% due 02/11/2020	1,000	998
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	2,667	2,665
2.343% due 11/02/2020	2,100	2,086
2.425% due 06/12/2020	3,900	3,886
2.459% due 03/27/2020	4,780	4,767
2.597% due 11/04/2019	10,150	10,145
2.681% due 01/09/2020	3,280	3,278
3.006% due 11/02/2020 ~	2,200	2,179
3.157% due 08/04/2020	12,100	12,148
3.200% due 01/15/2021	1,100	1,104
3.226% (US0003M + 0.790%) due 06/12/2020 ~	17,500	17,455
3.273% due 09/24/2020 ~	45,500	45,467
3.336% due 03/18/2021	500	503
3.365% (US0003M + 0.830%) due 08/12/2019 ~	26,800	26,808
3.592% (US0003M + 1.000%) due 01/09/2020 ~	5,745	5,757
8.125% due 01/15/2020	5,285	5,435
General Motors Financial Co., Inc.
2.350% due 10/04/2019	18,609	18,600
2.650% due 04/13/2020	9,194	9,193
3.105% due 11/06/2020 ~	803	800
3.200% due 07/13/2020	13,791	13,842
3.500% due 07/10/2019	22,886	22,891
3.527% (US0003M + 0.930%) due 04/13/2020 ~	9,800	9,830
3.640% (US0003M + 1.310%) due 06/30/2022 ~	1,000	1,000
3.665% due 11/06/2021 ~	42,200	42,172
4.157% (US0003M + 1.560%) due 01/15/2020 ~	13,000	13,076
Goldman Sachs Bank USA 3.200% due 06/05/2020	18,500	18,661
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •	21,100	21,316
3.041% (US0003M + 0.730%) due 12/27/2020 ~	17,691	17,724
3.363% due 10/31/2022 ~	6,400	6,406
3.581% (US0003M + 1.000%) due 07/24/2023 ~	17,000	17,038
3.610% (US0003M + 1.200%) due 09/15/2020 ~	27,025	27,290
3.688% (US0003M + 1.170%) due 11/15/2021 ~	18,446	18,601
3.696% (US0003M + 1.110%) due 04/26/2022 ~	5,000	5,043
4.291% (US0003M + 1.770%) due 02/25/2021 ~	4,660	4,766
5.375% due 03/15/2020	1,000	1,021
Goodman HK Finance 4.375% due 06/19/2024	4,150	4,357

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Harley-Davidson Financial Services, Inc. 3.022% due 05/21/2020 ~	8,400	8,403
Hong Kong Sukuk Ltd. 1.894% due 06/03/2020	10,500	10,479
HSBC Bank USA N.A. 4.875% due 08/24/2020	2,840	2,919
HSBC Holdings PLC
3.086% due 09/11/2021 ~	62,274	62,343
3.120% due 05/18/2021 ~	44,556	44,598
3.520% due 05/18/2024 ~	2,500	2,508
4.098% (US0003M + 1.500%) due 01/05/2022 ~	18,054	18,456
4.181% (US0003M + 1.660%) due 05/25/2021 ~	45,086	46,088
HSH Portfoliomanagement AoeR 2.732% due 09/18/2020 ~	7,000	7,021
Hutchison Whampoa International Ltd. 5.750% due 09/11/2019	3,304	3,324
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	8,960	8,944
2.625% due 09/29/2020	1,250	1,249
ICICI Bank Ltd.
3.125% due 08/12/2020	13,587	13,626
3.500% due 03/18/2020	16,735	16,807
5.750% due 11/16/2020	13,900	14,425
ING Bank NV
2.450% due 03/16/2020	1,100	1,101
3.128% (US0003M + 0.610%) due 08/15/2019 ~	10,000	10,009
3.495% (US0003M + 0.970%) due 08/17/2020 ~	4,000	4,036
ING Groep NV 3.480% (US0003M + 1.150%) due 03/29/2022 ~	2,300	2,329
International Bank for Reconstruction & Development
2.600% due 06/28/2024	5,500	5,496
2.770% due 06/13/2024	99,000	99,029
2.820% due 06/05/2024	99,700	100,868
International Lease Finance Corp.
5.875% due 08/15/2022	1,500	1,635
8.250% due 12/15/2020	4,500	4,857
8.625% due 01/15/2022	1,000	1,141
Jackson National Life Global Funding
2.931% due 06/11/2021 ~	4,400	4,412
3.041% (US0003M + 0.730%) due 06/27/2022 ~	43,800	44,202
John Deere Capital Corp.
2.769% due 01/07/2020 ~	11,800	11,808
2.933% due 09/08/2022 ~	37,346	37,448
JPMorgan Chase & Co.
2.750% due 06/23/2020	7,800	7,832
3.003% (US0003M + 0.550%) due 03/09/2021 ~	71,604	71,731
3.572% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,609
3.787% (US0003M + 1.205%) due 10/29/2020 ~	19,835	20,062
4.000% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,390
JPMorgan Chase Bank N.A. 2.869% due 02/01/2021 ~	20,000	20,012
Kasikornbank PCL 3.500% due 10/25/2019	15,000	15,060
Lloyds Bank PLC 3.055% due 05/07/2021 ~	5,000	5,000
Lloyds Banking Group PLC 2.907% due 11/07/2023 •	19,700	19,744
Macquarie Bank Ltd. 3.702% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,127
Macquarie Group Ltd.
3.541% due 11/28/2023 ~	22,000	22,023
3.661% due 03/27/2024 ~	28,611	28,766
7.625% due 08/13/2019	29,525	29,698
Marsh & McLennan Cos., Inc. 3.500% due 12/29/2020	1,000	1,017
Metropolitan Life Global Funding
2.639% due 09/19/2019 ~	88,500	88,581
2.836% (US0003M + 0.400%) due 06/12/2020 ~	12,000	12,037
2.920% (SOFRRATE + 0.500%) due 05/28/2021 ~	2,300	2,300
2.990% due 09/07/2020 ~	25,000	25,071
Mitsubishi UFJ Financial Group, Inc.
3.172% due 03/07/2022 ~	30,450	30,556
3.236% due 07/26/2021 ~	37,000	37,160
3.260% due 03/02/2023 ~	54,000	54,011
3.370% (US0003M + 0.790%) due 07/25/2022 ~	18,724	18,792
3.446% due 07/26/2023 ~	18,500	18,541
3.510% (US0003M + 1.060%) due 09/13/2021 ~	8,870	8,967
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	9,648	9,591
2.500% due 03/09/2020	10,700	10,647
2.652% due 09/19/2022	33,300	33,340
2.750% due 10/21/2020	9,700	9,738
3.367% (US0003M + 0.775%) due 07/23/2019 ~	8,800	8,804
Mitsubishi UFJ Trust & Banking Corp. 2.450% due 10/16/2019	3,000	3,000

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Mizuho Bank Ltd. 2.400% due 03/26/2020	4,700	4,704
Mizuho Financial Group, Inc.
3.331% due 09/11/2022 ~	32,898	33,098
3.461% (US0003M + 0.940%) due 02/28/2022 ~	64,284	64,842
3.590% (US0003M + 1.140%) due 09/13/2021 ~	7,300	7,395
4.084% (US0003M + 1.480%) due 04/12/2021 ~	32,000	32,581
Morgan Stanley
3.095% due 02/10/2021 ~	59,600	59,681
3.522% (US0003M + 0.930%) due 07/22/2022 ~	15,000	15,099
3.772% (US0003M + 1.180%) due 01/20/2022 ~	1,225	1,238
MUFG Bank Ltd.
2.300% due 03/05/2020	3,700	3,698
2.350% due 09/08/2019	3,000	2,999
National Bank of Canada 2.906% due 11/02/2020 ~	1,000	1,003
NatWest Markets PLC 3.719% due 09/29/2022 ~	10,000	10,034
Nederlandse Waterschapsbank NV 2.555% due 02/24/2020 ~	29,400	29,409
New York Life Global Funding
2.862% due 01/28/2021 ~	10,000	10,019
2.885% due 08/06/2021 ~	4,900	4,911
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	12,597	12,570
2.125% due 03/03/2020	2,000	1,994
2.150% due 07/13/2020	1,900	1,893
2.250% due 01/13/2020	1,000	998
2.720% due 09/28/2020 ~	30,955	30,926
2.930% due 03/15/2021 ~	7,609	7,591
2.970% (US0003M + 0.520%) due 09/13/2019 ~	44,250	44,281
2.987% (US0003M + 0.390%) due 07/13/2020 ~	31,400	31,405
3.016% due 09/21/2021 ~	3,000	3,000
3.020% due 09/28/2022 ~	43,325	43,069
3.177% (US0003M + 0.580%) due 01/13/2020 ~	1,810	1,813
3.247% (US0003M + 0.650%) due 07/13/2022 ~	14,415	14,348
3.487% (US0003M + 0.890%) due 01/13/2022 ~	2,000	2,003
3.875% due 09/21/2023	4,000	4,151
Nordea Bank Abp
2.950% (US0003M + 0.620%) due 09/30/2019 ~	6,615	6,624
2.995% (US0003M + 0.470%) due 05/29/2020 ~	12,200	12,243
2.999% (US0003M + 0.410%) due 04/07/2020 ~	12,000	12,038
3.511% (US0003M + 0.990%) due 05/27/2021 ~	13,000	13,164
4.875% due 01/27/2020	300	304
NRW Bank 2.696% due 02/01/2022 ~	50,800	51,101
Oesterreichische Kontrollbank AG 2.725% (US0003M + 0.160%) due 11/04/2019 ~	3,800	3,803
ORIX Corp.
2.650% due 04/13/2021	26,020	26,088
2.900% due 07/18/2022	32,248	32,751
2.950% due 07/23/2020	4,400	4,422
3.200% due 01/19/2022	6,000	6,103
Private Export Funding Corp. 2.650% due 02/16/2021	5,900	5,959
Protective Life Corp. 7.375% due 10/15/2019	800	811
Protective Life Global Funding
1.555% due 09/13/2019	3,700	3,693
2.615% due 08/22/2022	13,900	13,967
Qatari Diar Finance Co. 5.000% due 07/21/2020	3,000	3,077
QNB Finance Ltd. 3.915% due 02/07/2020 ~	1,000	1,003
Reckson Operating Partnership LP 7.750% due 03/15/2020	12,847	13,305
Reliance Standard Life Global Funding 2.500% due 01/15/2020	11,606	11,602
Royal Bank of Canada
2.200% due 09/23/2019	3,502	3,500
2.800% due 04/29/2022	14,400	14,632
3.062% (US0003M + 0.480%) due 07/29/2019 ~	5,000	5,002
Royal Bank of Scotland Group PLC
3.988% (US0003M + 1.470%) due 05/15/2023 ~	72,473	72,299
6.400% due 10/21/2019	73,822	74,685
Santander Holdings USA, Inc.
2.650% due 04/17/2020	14,000	13,998
4.450% due 12/03/2021	13,200	13,735
Santander UK Group Holdings PLC
2.875% due 08/05/2021	11,200	11,221
3.373% due 01/05/2024 •	4,000	4,041
Santander UK PLC
2.125% due 11/03/2020	1,500	1,493
2.350% due 09/10/2019	14,000	13,997
2.375% due 03/16/2020	9,240	9,241
2.876% due 11/03/2020 ~	31,400	31,370

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.140% due 06/01/2021 ~		27,100	27,168
3.178% due 11/15/2021 ~		2,565	2,573
Scentre Group Trust 2.375% due 11/05/2019		15,490	15,479
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020		1,000	1,026
Skandinaviska Enskilda Banken AB
2.955% due 05/17/2021 ~		11,000	11,031
3.020% (US0003M + 0.570%) due 09/13/2019 ~		20,675	20,702
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		1,500	1,500
3.000% due 07/15/2022		900	912
Standard Chartered PLC
2.100% due 08/19/2019		45,258	45,223
2.250% due 04/17/2020		5,700	5,689
2.400% due 09/08/2019		24,990	24,987
3.650% (US0003M + 1.130%) due 08/19/2019 ~		12,300	12,320
State Bank of India
3.442% due 01/20/2020 ~		5,000	5,008
3.539% (US0003M + 0.950%) due 04/06/2020 ~		45,000	45,110
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		3,800	3,797
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019		13,250	13,237
2.450% due 01/16/2020		1,000	1,000
2.450% due 10/20/2020		5,300	5,308
2.938% due 01/17/2020 ~		22,700	22,732
2.971% due 10/16/2020 ~		29,000	29,046
Sumitomo Mitsui Financial Group, Inc.
3.341% due 10/18/2022 ~		20,000	20,047
3.384% (US0003M + 0.780%) due 07/12/2022 ~		23,400	23,503
3.551% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,396
3.707% (US0003M + 1.110%) due 07/14/2021 ~		4,000	4,048
3.732% (US0003M + 1.140%) due 10/19/2021 ~		7,750	7,862
4.133% (US0003M + 1.680%) due 03/09/2021 ~		18,906	19,302
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		11,855	11,842
2.050% due 10/18/2019		4,470	4,465
2.859% due 09/19/2019 ~		18,700	18,721
3.511% (US0003M + 0.910%) due 10/18/2019 ~		15,411	15,451
Svenska Handelsbanken AB 2.995% due 05/24/2021 ~		2,100	2,110
Swedbank AB 3.128% (US0003M + 0.700%) due 03/14/2022 ~		38,700	38,394
Synchrony Bank 2.955% due 03/30/2020 ~		62,295	62,362
Synchrony Financial
2.700% due 02/03/2020		4,000	4,001
3.000% due 08/15/2019		10,364	10,366
Toyota Motor Credit Corp.
2.684% due 01/10/2020 ~		2,000	2,001
2.860% due 01/28/2021	AUD	6,000	4,276
2.925% due 05/17/2022 ~		$4,400	4,412
2.933% due 09/08/2022 ~		6,600	6,610
3.271% (US0003M + 0.690%) due 01/11/2022 ~		29,000	29,266
UBS AG
3.000% due 12/01/2020 ~		5,600	5,620
3.031% (US0003M + 0.580%) due 06/08/2020 ~		2,700	2,715
3.168% (US0003M + 0.640%) due 08/14/2019 ~		4,606	4,610
3.370% (US0003M + 0.850%) due 06/01/2020 ~		15,400	15,495
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		3,900	3,937
3.468% due 08/15/2023 ~		12,000	12,030
4.377% (US0003M + 1.780%) due 04/14/2021 ~		26,700	27,353
WEA Finance LLC
2.700% due 09/17/2019		18,458	18,458
3.250% due 10/05/2020		3,500	3,534
Wells Fargo & Co.
3.611% (US0003M + 1.025%) due 07/26/2021 ~		8,000	8,100
3.843% (US0003M + 1.340%) due 03/04/2021 ~		4,511	4,581
Wells Fargo Bank N.A.
3.092% due 07/23/2021 ~		28,100	28,134
3.102% due 10/22/2021 ~		47,613	47,704
3.141% (US0003M + 0.620%) due 05/27/2022 ~		54,000	54,131
			4,502,334
INDUSTRIALS 22.1%

AbbVie, Inc. 2.300% due 05/14/2021		2,700	2,685
Alimentation Couche-Tard, Inc.
2.350% due 12/13/2019		4,750	4,745
2.950% due 12/13/2019 ~		5,190	5,191
Allergan Funding SCS
3.000% due 03/12/2020		38,905	39,026
3.691% (US0003M + 1.255%) due 03/12/2020 ~		16,868	16,979

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Allergan Sales LLC 5.000% due 12/15/2021	800	837
Allergan, Inc. 3.375% due 09/15/2020	3,189	3,218
Altria Group, Inc.
2.625% due 01/14/2020	8,500	8,507
9.250% due 08/06/2019	3,000	3,019
America Movil S.A.B. de C.V. 5.000% due 03/30/2020	8,164	8,321
Andeavor Logistics LP 5.500% due 10/15/2019	1,606	1,614
Anthem, Inc.
2.250% due 08/15/2019	5,000	4,998
4.350% due 08/15/2020	1,300	1,328
AutoNation, Inc. 5.500% due 02/01/2020	5,449	5,529
Bacardi Ltd. 4.500% due 01/15/2021	700	716
Baidu, Inc. 3.000% due 06/30/2020	4,000	4,018
BAT Capital Corp.
2.297% due 08/14/2020	42,408	42,329
3.118% due 08/14/2020 ~	90,457	90,694
3.398% due 08/15/2022 ~	38,970	39,090
BAT International Finance PLC
1.625% due 09/09/2019	3,954	3,946
2.750% due 06/15/2020	14,786	14,823
Baxalta, Inc. 2.875% due 06/23/2020	1,221	1,225
Bayer U.S. Finance LLC
2.125% due 07/15/2019	5,543	5,542
2.375% due 10/08/2019	59,529	59,455
2.979% due 06/25/2021 ~	18,000	17,885
3.420% due 12/15/2023 ~	37,000	36,359
Becton Dickinson and Co. 2.675% due 12/15/2019	5,000	5,002
BMW U.S. Capital LLC
2.898% due 08/14/2020 ~	19,500	19,555
3.014% due 04/12/2021 ~	9,900	9,912
3.125% due 04/14/2022 ~	19,300	19,340
3.229% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,524
Brambles USA, Inc. 5.350% due 04/01/2020	1,600	1,637
Bristol-Myers Squibb Co. 2.905% due 05/16/2022 ~	60,000	60,166
Broadcom Corp.
2.375% due 01/15/2020	79,410	79,282
3.000% due 01/15/2022	15,500	15,546
Broadcom, Inc. 3.125% due 04/15/2021	39,350	39,618
Campbell Soup Co. 2.910% due 03/16/2020 ~	1,400	1,401
Canadian Pacific Railway Co. 4.500% due 01/15/2022	1,500	1,576
Cardinal Health, Inc. 3.180% (US0003M + 0.770%) due 06/15/2022 ~	12,095	12,132
Cenovus Energy, Inc. 5.700% due 10/15/2019	20,525	20,686
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	38,850	38,809
2.091% due 09/14/2021	34,967	34,636
2.170% due 08/05/2019	25,920	25,914
2.241% due 02/16/2021	17,800	17,771
2.293% due 04/23/2021	21,468	21,420
2.362% due 05/28/2021	19,800	19,789
2.381% due 09/17/2020	4,400	4,402
2.567% due 11/02/2021	10,800	10,840
2.849% due 03/03/2022	26,500	26,810
3.105% (US0003M + 0.540%) due 08/04/2020 ~	18,000	18,028
3.125% due 11/02/2021 ~	6,500	6,508
3.278% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,072
3.330% (US0003M + 0.810%) due 03/03/2022 ~	10,500	10,571
3.495% (US0003M + 0.970%) due 02/16/2021 ~	3,000	3,025
3.662% (US0003M + 1.070%) due 04/23/2021 ~	14,740	14,899
Charter Communications Operating LLC
3.579% due 07/23/2020	19,534	19,713
4.229% due 02/01/2024 ~	68,738	69,069
4.464% due 07/23/2022	21,393	22,487
Chevron Corp. 3.475% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,229
Cigna Corp.
2.760% due 03/17/2020 ~	12,732	12,745
3.060% due 09/17/2021 ~	20,500	20,509
3.487% due 07/15/2023 ~	44,000	43,993
CK Hutchison International Ltd. 3.250% due 04/11/2024	2,600	2,671

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

CNPC General Capital Ltd. 2.700% due 11/25/2019	11,090	11,108
Comcast Corp. 3.300% due 10/01/2020	7,000	7,097
Conagra Brands, Inc. 3.092% due 10/09/2020 ~	4,600	4,590
Constellation Brands, Inc. 2.250% due 11/06/2020	3,600	3,593
CVS Health Corp.
3.083% due 03/09/2020 ~	20,552	20,606
3.173% due 03/09/2021 ~	2,050	2,060
3.350% due 03/09/2021	3,100	3,144
D.R. Horton, Inc.
2.550% due 12/01/2020	5,300	5,304
4.000% due 02/15/2020	2,500	2,518
4.375% due 09/15/2022	6,200	6,459
Daimler Finance North America LLC
2.200% due 05/05/2020	9,545	9,527
2.250% due 03/02/2020	12,112	12,099
2.700% due 08/03/2020	2,000	2,005
2.965% due 02/12/2021 ~	19,300	19,285
2.973% due 02/22/2021 ~	5,580	5,579
3.095% (US0003M + 0.530%) due 05/05/2020 ~	5,000	5,012
3.115% due 05/04/2021 ~	47,999	48,023
3.235% due 11/05/2021 ~	10,900	10,933
3.338% (US0003M + 0.740%) due 07/05/2019 ~	1,250	1,250
3.403% due 02/22/2022 ~	9,449	9,510
3.405% due 05/04/2023 ~	62,400	62,413
Danone S.A. 1.691% due 10/30/2019	6,200	6,184
Dell International LLC 4.420% due 06/15/2021	23,900	24,635
Delta Air Lines, Inc.
2.875% due 03/13/2020	37,200	37,252
3.625% due 03/15/2022	5,150	5,241
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	25,377	25,329
1.950% due 09/19/2021	950	940
2.225% due 01/17/2020	550	549
2.869% (US0003M + 0.450%) due 09/19/2019 ~	21,000	21,015
6.000% due 07/08/2019	11,000	11,006
Diageo Capital PLC 2.760% due 05/18/2020 ~	5,000	5,004
Discovery Communications LLC
2.200% due 09/20/2019	210	210
3.097% due 09/20/2019 ~	1,500	1,502
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	12,800	12,791
2.800% due 11/15/2020	900	904
3.010% due 06/15/2021 ~	5,000	5,024
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	4,000	4,003
2.500% due 07/26/2020	5,000	5,007
DXC Technology Co. 3.470% due 03/01/2021 ~	7,462	7,462
eBay, Inc. 3.059% (US0003M + 0.480%) due 08/01/2019 ~	10,000	10,004
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~	27,700	27,780
Energy Transfer Partners LP 5.750% due 09/01/2020	17,985	18,494
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,700	2,699
5.250% due 01/31/2020	2,126	2,159
EQT Corp.
2.500% due 10/01/2020	13,720	13,687
3.089% due 10/01/2020 ~	25,450	25,435
4.875% due 11/15/2021	1,258	1,316
ERAC USA Finance LLC
2.350% due 10/15/2019	2,675	2,672
5.250% due 10/01/2020	700	724
Flex Ltd. 4.625% due 02/15/2020	1,511	1,534
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	4,667	4,732
5.625% due 07/31/2019	4,600	4,609
GATX Corp.
2.500% due 07/30/2019	1,500	1,500
3.285% due 11/05/2021 ~	2,000	1,992
General Electric Co.
2.945% (US0003M + 0.380%) due 05/05/2026 ~	8,190	7,456
5.500% due 01/08/2020	4,200	4,260
5.550% due 05/04/2020	3,300	3,377
6.000% due 08/07/2019	2,765	2,774
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~	11,973	11,990

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Georgia-Pacific LLC 2.539% due 11/15/2019	2,000	2,000
Harris Corp.
2.700% due 04/27/2020	4,500	4,505
3.063% due 04/30/2020 ~	10,000	9,998
HCA, Inc. 6.500% due 02/15/2020	4,928	5,042
Hewlett Packard Enterprise Co. 2.100% due 10/04/2019	33,454	33,409
HPHT Finance Ltd. 2.875% due 03/17/2020	5,305	5,318
Humana, Inc. 2.625% due 10/01/2019	1,000	1,000
Hyundai Capital America
1.750% due 09/27/2019	14,516	14,488
2.600% due 03/19/2020	7,425	7,422
2.750% due 09/18/2020	2,135	2,137
3.000% due 10/30/2020	6,511	6,542
3.202% due 09/18/2020 ~	500	500
3.396% (US0003M + 0.800%) due 04/03/2020 ~	2,350	2,357
3.402% due 09/18/2020 ~	206	207
3.529% due 07/08/2021 ~	1,200	1,202
Imperial Brands Finance PLC
2.950% due 07/21/2020	20,300	20,359
3.750% due 07/21/2022	2,500	2,575
Incitec Pivot Finance LLC 6.000% due 12/10/2019	2,400	2,432
International Business Machines Corp. 2.935% due 05/13/2021 ~	26,400	26,477
Kinder Morgan, Inc.
3.050% due 12/01/2019	3,271	3,277
3.877% (US0003M + 1.280%) due 01/15/2023 ~	6,861	6,929
Komatsu Finance America, Inc. 2.118% due 09/11/2020	2,500	2,489
Kraft Heinz Foods Co.
2.800% due 07/02/2020	43,484	43,541
2.982% due 08/09/2019 ~	19,515	19,519
3.115% due 02/10/2021 ~	7,300	7,289
3.365% due 08/10/2022 ~	45,266	45,082
5.375% due 02/10/2020	14,446	14,686
Lear Corp. 5.250% due 01/15/2025	7,563	7,836
Marriott International, Inc. 7.150% due 12/01/2019	5,000	5,089
Martin Marietta Materials, Inc. 3.173% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,801
Masco Corp.
3.500% due 04/01/2021	12,800	12,994
7.125% due 03/15/2020	3,800	3,910
McDonald's Corp. 3.012% due 10/28/2021 ~	35,100	35,133
Molson Coors Brewing Co. 1.450% due 07/15/2019	55,940	55,919
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	20,360	20,290
3.192% (US0003M + 0.610%) due 10/28/2019 ~	16,350	16,373
Moody's Corp.
2.625% due 01/15/2023	5,000	5,029
3.250% due 06/07/2021	4,400	4,464
Mylan NV
3.150% due 06/15/2021	10,400	10,406
3.750% due 12/15/2020	4,673	4,718
NetApp, Inc.
2.000% due 09/27/2019	21,230	21,199
3.375% due 06/15/2021	1,400	1,417
NTT Finance Corp.
1.900% due 07/21/2021	800	793
2.860% (US0003M + 0.530%) due 06/29/2020 ~	28,852	28,915
NXP BV
3.875% due 09/01/2022	500	515
4.125% due 06/01/2021	5,800	5,948
ONGC Videsh Ltd. 3.250% due 07/15/2019	27,500	27,508
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	3,500	3,517
3.450% due 07/01/2024	15,700	16,190
Petronas Capital Ltd. 5.250% due 08/12/2019	117,704	118,098
Phillips 66
3.121% due 02/26/2021 ~	2,100	2,100
3.347% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,001
Pioneer Natural Resources Co. 7.500% due 01/15/2020	8,996	9,227
Reckitt Benckiser Treasury Services PLC 2.903% (US0003M + 0.560%) due 06/24/2022 ~	7,800	7,776

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Reynolds American, Inc.
3.250% due 06/12/2020	5,158	5,194
6.875% due 05/01/2020	8,365	8,659
Rockwell Collins, Inc. 5.250% due 07/15/2019	30,000	30,028
Ryder System, Inc. 2.500% due 05/11/2020	1,200	1,200
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	4,900	5,091
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019	131,320	131,124
Siemens Financieringsmaatschappij NV 2.770% (US0003M + 0.320%) due 09/13/2019 ~	400	400
Sky Ltd. 2.625% due 09/16/2019	2,300	2,300
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~	33,200	33,215
Southwest Airlines Co. 2.750% due 11/06/2019	16,040	16,038
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	3,656	3,666
Suntory Holdings Ltd. 2.550% due 09/29/2019	3,500	3,498
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	800	834
Syngenta Finance NV 3.698% due 04/24/2020	2,600	2,619
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021	14,000	14,491
Telefonica Emisiones S.A.
5.134% due 04/27/2020	13,531	13,810
5.877% due 07/15/2019	21,161	21,186
Tencent Holdings Ltd. 3.491% due 04/11/2024 ~	24,900	24,923
Teva Pharmaceutical Finance Netherlands BV 1.700% due 07/19/2019	13,348	13,311
Time Warner Cable LLC 5.000% due 02/01/2020	8,075	8,182
TTX Co. 2.600% due 06/15/2020	1,600	1,601
Tyson Foods, Inc.
2.650% due 08/15/2019	15,800	15,803
2.972% due 08/21/2020 ~	25,970	25,970
United Parcel Service, Inc. 2.469% due 04/01/2021 ~	300	300
VMware, Inc.
2.300% due 08/21/2020	51,865	51,736
2.950% due 08/21/2022	3,600	3,630
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	800	798
2.450% due 11/20/2019	3,200	3,199
3.305% due 11/13/2020 ~	76,288	76,616
3.475% due 11/12/2021 ~	10,000	10,084
3.875% due 11/13/2020	25,012	25,549
4.000% due 11/12/2021	800	826
Volkswagen International Finance NV 4.000% due 08/12/2020	3,250	3,303
Vulcan Materials Co. 3.010% (US0003M + 0.600%) due 06/15/2020 ~	500	500
WestJet Airlines Ltd. 3.500% due 06/16/2021	1,400	1,408
Woolworths Group Ltd. 4.000% due 09/22/2020	1,000	1,018
ZF North America Capital, Inc. 4.500% due 04/29/2022	1,150	1,172
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	59,413	59,495
4.625% due 11/30/2019	2,911	2,935
Zoetis, Inc. 3.450% due 11/13/2020	2,400	2,431
		3,122,824
UTILITIES 5.3%

AT&T, Inc.
3.270% due 06/01/2021 ~	52,100	52,375
3.418% due 02/15/2023 ~	22,200	21,981
3.547% (US0003M + 0.950%) due 07/15/2021 ~	10,300	10,393
3.616% due 06/12/2024 ~	13,000	13,173
BP Capital Markets America, Inc. 3.069% due 09/19/2022 ~	36,803	36,848
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020	20,900	20,935
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	25,675	25,701

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

CLP Power HK Finance Ltd. 4.750% due 03/19/2020	22,700	23,071
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020	39,822	39,898
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~	11,000	11,031
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	641
6.400% due 09/15/2020	3,017	3,148
Enel Finance International NV 2.875% due 05/25/2022	7,200	7,260
Evergy, Inc. 4.850% due 06/01/2021	2,000	2,072
Eversource Energy 2.750% due 03/15/2022	7,000	7,086
Exelon Corp.
2.850% due 06/15/2020	1,900	1,906
5.150% due 12/01/2020	2,500	2,577
Exelon Generation Co. LLC 2.950% due 01/15/2020	1,080	1,081
FirstEnergy Corp. 2.850% due 07/15/2022	5,700	5,772
Georgia Power Co. 4.250% due 12/01/2019	1,200	1,208
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	800	804
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	750	755
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	2,500	2,598
Korea Western Power Co. Ltd. 2.625% due 09/22/2019	10,200	10,219
Mississippi Power Co. 2.961% due 03/27/2020 ~	1,500	1,500
National Grid North America, Inc. 2.375% due 09/30/2020	12,420	12,379
National Rural Utilities Cooperative Finance Corp. 2.694% due 06/30/2021 ~	16,000	16,045
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,600
2.900% due 04/01/2022	8,500	8,651
2.921% due 08/21/2020 ~	40,000	39,986
3.342% due 09/01/2020	23,000	23,267
Orange S.A.
1.625% due 11/03/2019	7,700	7,676
5.375% due 07/08/2019	42,606	42,626
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	2,012	2,016
Plains All American Pipeline LP 2.600% due 12/15/2019	20,432	20,417
Progress Energy, Inc. 4.875% due 12/01/2019	3,500	3,533
Sempra Energy
1.625% due 10/07/2019	6,360	6,343
2.400% due 02/01/2020	801	801
2.400% due 03/15/2020	4,676	4,673
2.847% due 07/15/2019 ~	10,000	10,000
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	7,000	6,990
2.250% due 09/13/2020	3,000	2,995
2.375% due 04/12/2020	3,000	3,000
2.500% due 04/28/2020	60,854	60,862
Southern Power Co.
1.950% due 12/15/2019	1,675	1,670
2.937% due 12/20/2020 ~	43,300	43,315
State Grid Overseas Investment Ltd. 2.250% due 05/04/2020	2,200	2,197
Verizon Communications, Inc.
3.410% (US0003M + 1.000%) due 03/16/2022 ~	92,710	94,145
3.618% due 05/15/2025 ~	13,200	13,381
Vodafone Group PLC 3.591% due 01/16/2024 ~	21,100	21,168
		753,769
Total Corporate Bonds & Notes (Cost $8,359,420)		8,378,927

MUNICIPAL BONDS & NOTES 0.1%

MISSISSIPPI 0.1%

Mississippi State General Obligation Bonds, Series 2017 2.830% (US0001M) due 11/01/2028 ~	11,700	11,731

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.710% (US0003M) due 10/25/2036 ~	1,549	1,540
Total Municipal Bonds & Notes (Cost $13,223)		13,271
U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
0.000% due 07/25/2049 «	69,600	69,630
2.704% due 01/25/2048 - 11/25/2052 •	6,994	6,976
2.786% due 03/25/2048 •	6,719	6,688
2.804% due 09/25/2043 •	754	755
2.806% due 08/25/2044 - 01/25/2045 •	18,354	18,284
2.836% due 10/25/2044 - 05/25/2058 •	207,075	206,594
2.836% due 12/25/2048	16,957	16,883
2.886% due 07/25/2044 •	4,461	4,453
2.886% due 05/25/2049	36,956	36,879
2.936% due 07/25/2046 •	48,745	48,740
3.054% due 06/25/2041 •	8,315	8,396
3.124% due 07/25/2040 •	6,151	6,229
Federal Home Loan Bank
2.625% due 04/30/2021	25,000	25,006
2.725% due 05/22/2023	8,000	8,012
Freddie Mac
1.720% due 04/24/2020	745	743
2.550% due 06/20/2022	69,035	69,049
2.625% due 06/06/2022	45,520	45,531
2.761% due 11/25/2021 •	9,823	9,817
2.771% due 06/25/2025 •	15,715	15,677
2.781% due 09/25/2021 •	3,123	3,123
2.790% due 10/15/2037 - 02/15/2038 •	157,705	156,979
2.794% due 06/15/2035 - 12/15/2046 •	19,665	19,616
2.800% due 06/03/2024	46,300	46,354
2.806% due 05/15/2038 •	7,796	7,781
2.816% due 05/15/2041 •	7,483	7,473
2.824% due 06/15/2036 •	1,674	1,681
2.826% due 06/15/2040 •	7,625	7,606
2.836% (LIBOR01M) due 12/15/2036 ~	4,900	4,896
2.836% due 03/15/2037 - 09/15/2044 •	177,171	176,393
2.850% due 05/06/2024	30,000	30,043
2.852% due 10/15/2037	104,451	104,602
2.859% due 01/15/2038 - 03/15/2043	150,366	149,954
2.886% due 07/15/2038 - 01/15/2040 •	93,349	93,076
2.886% due 08/15/2038	86,789	86,531
2.900% due 05/09/2024	64,700	64,742
2.926% due 11/15/2042 •	3,739	3,727
2.936% due 12/15/2037 •	3,438	3,425
2.944% due 06/15/2041 •	7,585	7,636
2.959% due 05/15/2038	6,065	6,018
Ginnie Mae
2.583% due 03/20/2036 •	5,320	5,296
2.667% due 06/20/2066 •	1,019	1,018
2.683% due 03/20/2037 •	1,988	1,964
2.738% due 09/20/2045	4,355	4,312
2.795% due 04/20/2037	2,581	2,581
2.833% due 03/20/2049 - 04/20/2049	51,272	51,290
2.840% due 02/20/2043 - 11/20/2045 •	56,477	56,370
2.937% due 06/20/2067 •	599	599
2.967% due 04/20/2061 •	1,613	1,614
2.983% due 09/20/2040 •	5,744	5,774
3.033% due 04/20/2040 •	3,237	3,274
3.097% due 03/20/2065 •	9,459	9,468
3.217% due 08/20/2067 •	2,724	2,754
3.309% due 05/20/2066	5,960	6,007
3.487% due 06/20/2067 •	5,824	5,929
3.524% due 07/20/2067	8,874	9,042
3.628% due 09/20/2067	17,164	17,469
3.629% due 04/20/2067 •	5,770	5,983
3.846% due 11/20/2067 •	1,499	1,526
NCUA Guaranteed Notes 2.869% due 01/08/2020 •	2,325	2,330
Total U.S. Government Agencies (Cost $1,783,406)		1,780,598

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%

280 Park Avenue Mortgage Trust 3.274% due 09/15/2034 •	15,000	15,025
AREIT Trust 3.251% due 02/14/2035 •	2,109	2,110
Ashford Hospitality Trust 3.294% due 04/15/2035 •	7,443	7,436
Atrium Hotel Portfolio Trust 3.344% due 06/15/2035 •	5,000	5,004

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

BX Trust 3.314% due 07/15/2034 •		2,029	2,030
CGGS Commercial Mortgage Trust 3.294% due 02/15/2037 •		10,500	10,496
Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		18,433	18,838
Commercial Mortgage Trust
3.373% due 10/10/2048		2,000	2,069
3.391% due 05/15/2045		1,711	1,754
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		5,000	5,172
DBCG Mortgage Trust 3.094% due 06/15/2034 •		9,000	9,011
Eurosail PLC 0.000% due 03/13/2045 •	EUR	5,036	5,658
Exantas Capital Corp. 3.394% due 04/15/2036 •		$21,000	21,073
Gosforth Funding PLC
2.889% due 12/19/2059 •		2,417	2,416
2.971% due 08/25/2060 •		27,902	27,858
GPMT Ltd. 3.283% due 11/21/2035 •		3,067	3,072
Great Wolf Trust 3.244% due 09/15/2034 •		5,000	5,007
GS Mortgage Securities Corp. 3.419% due 10/10/2032		24,000	24,780
GS Mortgage Securities Corp. Trust 3.094% due 07/15/2032 •		5,000	4,997
GS Mortgage Securities Trust 3.707% due 08/10/2044		36,325	37,108
Harben Finance PLC 1.604% due 08/20/2056 •	GBP	3,742	4,749
Holmes Master Issuer PLC
2.957% due 10/15/2054 •		$13,286	13,273
3.017% due 10/15/2054 •		28,300	28,288
JPMorgan Chase Commercial Mortgage Securities Corp. 3.194% due 06/15/2032 •		1,645	1,642
JPMorgan Chase Commercial Mortgage Securities Trust
3.093% due 07/05/2032		5,730	5,866
3.394% due 06/15/2032 •		21,889	21,946
Lehman XS Trust 2.944% due 12/25/2035 •		676	663
Morgan Stanley Capital Trust 3.244% due 11/15/2034 •		7,000	6,997
Motel 6 Trust 3.314% due 08/15/2034 •		13,211	13,228
PFP Ltd. 3.274% due 07/14/2035 •		3,895	3,901
RAIT Trust 3.344% due 06/15/2037 •		322	319
Ripon Mortgages PLC 1.604% due 08/20/2056 •	GBP	5,391	6,836
Rosslyn Portfolio Trust 3.344% due 06/15/2033 •		$14,500	14,496
Silverstone Master Issuer PLC 3.142% (US0003M + 0.550%) due 01/21/2070 ~		3,255	3,256
UBS Commercial Mortgage Trust 3.400% due 05/10/2045		21,412	21,976
Wells Fargo Commercial Mortgage Trust
3.125% due 12/15/2036 •		3,253	3,239
3.261% due 12/13/2031 •		5,000	4,987
Wells Fargo-RBS Commercial Mortgage Trust
2.695% due 03/15/2045		197	200
2.954% due 08/15/2047 •		17,800	17,821
Total Non-Agency Mortgage-Backed Securities (Cost $385,102)			384,597

ASSET-BACKED SECURITIES 11.0%

Ally Auto Receivables Trust
1.700% due 06/15/2021		2,454	2,448
1.730% due 11/16/2020		861	860
1.780% due 08/16/2021		816	814
2.140% due 09/15/2020		707	707
Ally Master Owner Trust 2.714% due 07/15/2022 •		8,100	8,104
Apidos CLO 3.572% due 01/19/2025 •		2,484	2,487
Arbor Realty Collateralized Loan Obligation Ltd. 3.384% due 12/15/2027 •		6,050	6,059
Atrium Corp. 3.422% due 04/22/2027 •		9,700	9,675
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	12,500	14,182
B&M CLO Ltd. 3.331% due 04/16/2026 •		$1,358	1,356

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Babson Euro CLO BV 0.509% due 10/25/2029 •	EUR	6,500	7,364
Bank of The West Auto Trust 1.780% due 02/15/2021		$278	277
Barings Euro CLO BV 0.680% due 07/27/2030 •	EUR	11,200	12,710
Benefit Street Partners CLO Ltd. 3.381% due 07/18/2027 •		$1,800	1,797
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	7,800	8,882
Black Diamond CLO Ltd. 3.638% due 02/06/2026 •		$7,719	7,721
BMW Canada Auto Trust 2.153% due 10/20/2021	CAD	11,000	8,409
BMW Vehicle Owner Trust
1.160% due 11/25/2020		$756	755
2.090% due 11/25/2020		3,962	3,960
Brookside Mill CLO Ltd. 3.408% due 01/17/2028 •		5,500	5,474
California Republic Auto Receivables Trust 2.580% due 06/15/2021		448	448
CARDS Trust
2.654% due 10/17/2022 •		17,800	17,801
2.744% due 04/17/2023 •		46,700	46,747
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	3,700	4,209
CarMax Auto Owner Trust
1.400% due 08/15/2021		$11,715	11,663
2.730% due 08/16/2021		8,927	8,943
Chesapeake Funding LLC
1.910% due 08/15/2029		13,531	13,466
2.859% due 08/15/2030		14,818	14,809
CIFC Funding Ltd.
3.377% due 04/15/2027 •		28,700	28,685
3.440% due 10/25/2027 •		15,500	15,422
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022 «	CAD	18,000	13,757
Commonbond Student Loan Trust 2.550% due 05/25/2041		$1,062	1,062
CoreVest American Finance Trust 2.968% due 10/15/2049		4,069	4,094
Daimler Trucks Retail Trust 2.600% due 05/15/2020		2,951	2,950
Denali Capital CLO LLC 3.636% due 10/26/2027 •		6,000	5,994
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		17,000	16,979
ECMC Group Student Loan Trust 3.240% due 02/27/2068		18,979	18,879
Evergreen Credit Card Trust
2.654% due 10/15/2021 •		40,300	40,312
2.744% due 07/15/2022 •		36,300	36,368
2.874% due 01/15/2023 •		30,000	30,099
First Franklin Mortgage Loan Trust 3.139% due 09/25/2035 •		3,842	3,869
Flagship CLO Ltd. 3.451% due 01/16/2026 •		4,367	4,363
Ford Auto Securitization Trust 2.319% due 04/15/2022 (c)	CAD	2,980	2,279
Ford Credit Auto Lease Trust
2.710% due 12/15/2020		$8,502	8,509
2.930% due 04/15/2021		25,610	25,667
Ford Credit Auto Owner Trust 2.590% due 02/15/2021		11,222	11,239
Ford Credit Floorplan Master Owner Trust
1.980% due 01/15/2022		23,685	23,640
2.744% due 09/15/2022 •		5,000	5,005
Gallatin CLO Ltd.
3.642% due 01/21/2028 •		15,000	14,986
3.647% due 07/15/2027 ~		30,000	29,982
GM Financial Automobile Leasing Trust
2.060% due 05/20/2020		8,670	8,666
2.563% due 06/21/2021 •		1,600	1,600
2.830% due 07/20/2020		4,834	4,837
GM Financial Consumer Automobile 1.780% due 10/18/2021		713	711
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021		3,062	3,060
2.550% due 05/17/2021		1,918	1,919
Halcyon Loan Advisors Funding Ltd.
3.512% due 04/20/2027 •		15,191	15,150
3.731% due 04/18/2026 •		770	770
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	10,000	11,376
Hertz Fleet Lease Funding LP
2.882% due 01/10/2033 •		$8,000	8,002

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.912% due 05/10/2032 •		5,700	5,704
Honda Auto Receivables Owner Trust
1.210% due 12/18/2020		1,023	1,019
1.620% due 08/15/2022		2,133	2,131
2.660% due 12/18/2020		22,006	22,023
Hyundai Auto Lease Securitization Trust
1.880% due 08/17/2020		584	584
1.890% due 03/16/2020		397	397
1.970% due 07/15/2020		4,245	4,242
2.130% due 03/15/2021		3,250	3,246
Hyundai Auto Receivables Trust
1.290% due 04/15/2021		1,250	1,245
1.780% due 11/15/2021		444	444
Jamestown CLO Ltd.
3.287% due 07/15/2026 •		12,486	12,463
3.467% due 01/15/2028 •		10,000	9,969
Jubilee CLO BV 0.482% due 12/15/2029 •	EUR	8,400	9,531
LCM LP 3.632% due 10/20/2027 •		$6,350	6,349
Marathon CLO Ltd. 3.392% due 11/21/2027 •		10,800	10,755
Master Credit Card Trust 2.873% due 07/21/2024 •		10,000	9,992
Mercedes-Benz Auto Lease Trust 2.200% due 04/15/2020		402	402
Monarch Grove CLO 3.460% due 01/25/2028 •		28,250	28,130
Motor PLC 2.934% due 09/25/2024 •		1,454	1,455
Mountain View CLO Ltd. 3.417% due 10/13/2027 •		4,100	4,085
Navient Private Education Loan Trust
2.744% due 12/15/2059 •		8,480	8,476
2.794% due 12/16/2058 •		4,886	4,886
3.644% due 02/15/2029 •		4,857	4,932
Navient Private Education Refi Loan Trust 2.530% due 02/18/2042		4,283	4,290
Navient Student Loan Trust
2.594% due 03/25/2067 •		1,813	1,813
2.654% due 06/27/2067 •		17,892	17,885
2.674% due 02/27/2068 •		6,921	6,913
2.754% due 03/25/2067 •		22,500	22,438
2.784% due 03/25/2067 •		17,000	16,964
3.154% due 03/25/2066 •		2,513	2,525
Nelnet Student Loan Trust
2.634% due 08/23/2027 •		5,114	5,105
3.104% due 09/27/2038 •		21,842	21,860
3.254% due 02/25/2066 •		12,495	12,563
3.360% due 07/27/2048 •		5,425	5,455
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •		6,900	6,895
Nissan Auto Lease Trust 1.910% due 04/15/2020		1,804	1,803
Nissan Auto Receivables Owner Trust
1.320% due 01/15/2021		1,090	1,088
1.740% due 08/16/2021		8,809	8,786
1.790% due 01/17/2022		974	973
Ocean Trails CLO 3.435% due 08/13/2025 •		433	433
OCP CLO Ltd.
3.397% due 07/15/2027 •		7,000	6,987
3.406% due 10/26/2027 •		21,000	20,962
3.438% due 04/17/2027 •		10,000	9,990
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •		7,100	7,085
Palmer Square Loan Funding Ltd.
3.197% due 04/15/2026 •		7,846	7,815
3.247% due 07/15/2026 •		11,772	11,704
Penarth Master Issuer PLC 2.762% due 03/18/2022 •		20,000	20,001
SBA Tower Trust 2.898% due 10/15/2044 þ		1,500	1,500
SLC Student Loan Trust
2.510% due 09/15/2026 •		1,966	1,962
2.520% due 03/15/2027 •		5,381	5,357
2.530% due 06/15/2029 •		2,777	2,757
2.618% due 02/15/2025 •		2,535	2,533
2.678% due 05/15/2023 •		2,091	2,089
SLM Private Education Loan Trust 1.850% due 06/17/2030		397	396
SLM Student Loan Trust
2.670% due 01/26/2026 •		19,913	19,853
2.690% due 10/27/2025 •		1,386	1,385
2.690% due 01/25/2027 •		3,500	3,490
2.700% due 01/25/2027 •		4,431	4,405

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.854% due 09/25/2043 •	24,719	24,502
2.960% due 12/15/2025 •	3,524	3,525
3.054% due 12/27/2038 •	13,559	13,592
3.054% due 06/25/2055 •	14,836	14,704
3.130% due 04/27/2026 •	2,365	2,368
3.130% due 01/25/2028 •	5,874	5,884
3.180% due 10/25/2029 •	35,000	34,815
3.230% due 01/25/2022 •	1,454	1,435
SMB Private Education Loan Trust
2.430% due 02/17/2032	9,066	9,054
2.664% due 06/17/2024 •	1,257	1,257
2.700% due 05/15/2031	9,069	9,135
2.714% due 12/16/2024 •	5,540	5,541
2.744% due 03/16/2026 •	4,331	4,333
2.750% due 07/15/2027	628	631
3.544% due 05/15/2026 •	8,310	8,365
SoFi Consumer Loan Program LLC 3.280% due 01/26/2026	2,638	2,660
SoFi Professional Loan Program LLC
1.830% due 05/25/2040	1,301	1,301
1.860% due 11/26/2040	4,475	4,452
2.050% due 01/25/2041	6,550	6,537
2.360% due 12/27/2032	1,905	1,903
2.390% due 02/25/2042	7,065	7,072
2.780% due 08/17/2048	23,292	23,451
3.104% due 03/26/2040 •	788	789
3.180% due 06/15/2048	9,911	10,007
3.604% due 06/25/2033 •	910	919
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	11,103	11,131
3.080% due 01/25/2048	680	686
3.120% due 02/25/2048	1,401	1,413
Sound Point CLO Ltd. 3.472% due 07/20/2027 •	5,000	5,005
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	33,899	34,315
Starwood Waypoint Homes Trust 3.344% due 01/17/2035 •	14,589	14,591
Structured Asset Securities Corp. Mortgage Loan Trust 2.974% due 05/25/2035 •	7,313	7,328
Symphony CLO Ltd. 3.477% due 04/15/2028 •	7,000	6,967
Telos CLO Ltd. 3.538% due 04/17/2028 •	16,000	15,969
THL Credit Wind River CLO Ltd. 3.467% due 10/15/2027 •	7,300	7,288
Towd Point Mortgage Trust 3.004% due 02/25/2057 •	4,707	4,706
Toyota Auto Receivables Owner Trust 2.524% due 02/15/2022 •	11,700	11,693
Tralee CLO Ltd. 3.622% due 10/20/2027 •	30,200	30,203
Trillium Credit Card Trust
2.734% due 02/27/2023	38,300	38,304
2.882% due 01/26/2024 •	22,400	22,449
Venture CLO Ltd.
3.447% due 01/15/2028 •	14,550	14,510
3.667% due 04/15/2027	8,700	8,679
Volkswagen Auto Loan Enhanced Trust 2.810% due 07/20/2021	5,319	5,333
Voya CLO Ltd. 3.300% due 07/25/2026 •	8,465	8,458
WhiteHorse Ltd.
3.518% due 04/17/2027 •	5,000	4,992
3.748% due 07/17/2026 •	5,826	5,832
World Omni Auto Receivables Trust
1.300% due 02/15/2022	2,205	2,193
1.610% due 02/16/2021	195	195
2.570% due 07/15/2021	2,482	2,484
Z Capital Credit Partners CLO Ltd. 3.551% due 07/16/2027 •	17,500	17,470
Zais CLO Ltd. 3.747% due 04/15/2028 •	25,300	25,354
Total Asset-Backed Securities (Cost $1,550,427)		1,548,658

SOVEREIGN ISSUES 3.2%

Agence Francaise de Developpement
1.375% due 08/02/2019	1,000	999
1.875% due 09/14/2020	31,000	30,940
2.586% due 09/21/2019 ~	36,400	36,416
CDP Financial, Inc. 4.400% due 11/25/2019	4,400	4,435
CPPIB Capital, Inc. 2.631% due 10/16/2020 ~	5,000	5,001

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Development Bank of Japan, Inc. 2.826% (US0003M + 0.240%) due 01/28/2020 ~		7,100	7,110
Export-Import Bank of India
2.750% due 04/01/2020		32,961	33,016
2.750% due 08/12/2020		13,500	13,532
3.125% due 07/20/2021		8,448	8,521
3.522% due 08/21/2022 ~		16,705	16,714
3.875% due 10/02/2019		31,219	31,312
Export-Import Bank of Korea 2.375% due 08/12/2019		1,500	1,500
Japan Bank for International Cooperation
2.125% due 07/21/2020		3,300	3,301
2.982% (US0003M + 0.390%) due 07/21/2020 ~		65,900	66,151
3.000% (US0003M + 0.480%) due 06/01/2020 ~		36,540	36,699
3.095% (US0003M + 0.570%) due 02/24/2020 ~		32,540	32,663
Japan Finance Organization for Municipalities 2.000% due 09/08/2020		29,114	29,048
Kommunalbanken A/S
2.480% (US0003M + 0.070%) due 03/17/2020 ~		16,000	16,007
2.740% (US0003M + 0.330%) due 06/16/2020 ~		23,242	23,320
Korea Hydro & Nuclear Power Co. Ltd. 2.375% due 10/28/2019		4,500	4,503
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV 2.852% (US0003M + 0.260%) due 01/20/2020 ~		13,200	13,220
SNCF Reseau 2.000% due 10/13/2020		4,000	3,995
State of North Rhine-Westphalia 2.575% due 08/16/2019 ~		14,500	14,504
Tokyo Metropolitan Government 2.000% due 05/17/2021		18,600	18,543
Total Sovereign Issues (Cost $450,278)			451,450

SHORT-TERM INSTRUMENTS 13.4%

CERTIFICATES OF DEPOSIT 0.4%

Lloyds Bank Corporate Markets PLC 2.843% due 09/24/2020 ~		54,900	55,064

COMMERCIAL PAPER 7.4%

Anheuser-Busch InBev Worldwide, Inc.
2.700% due 08/20/2019		75,000	74,719
2.730% due 08/08/2019		61,000	60,824
AT&T, Inc. 2.710% due 12/10/2019		32,000	31,615
Bank of Montreal 1.802% due 07/12/2019	CAD	16,700	12,755
Bank of Nova Scotia
1.775% due 07/23/2019		3,400	2,596
1.781% due 07/26/2019		3,000	2,290
Boston Scientific Corp.
2.780% due 09/03/2019		$19,000	18,908
2.870% due 08/26/2019		10,000	9,958
2.900% due 07/08/2019		10,000	9,993
2.910% due 07/10/2019		10,000	9,992
Broadcom, Inc. 2.870% due 07/16/2019		45,300	45,238
C.I.B.C. 1.802% due 07/12/2019	CAD	20,000	15,276
Campbell Soup Co. 3.100% due 08/21/2019		$5,000	4,981
Dominion Resources, Inc. 2.620% due 08/05/2019		54,000	53,855
Enbridge (U.S.), Inc.
2.640% due 07/23/2019		48,600	48,515
2.640% due 07/25/2019		10,000	9,981
2.650% due 07/15/2019		30,500	30,464
Encana Corp. 3.030% due 08/07/2019		25,000	24,929
Energy Transfer Partners LP 2.950% due 07/01/2019		39,500	39,491
Entergy Corp. 2.770% due 08/21/2019		17,000	16,930
Ford Motor Credit Co. LLC 3.350% due 01/21/2020		43,500	42,717
HSBC Bank Canada
1.854% due 07/11/2019	CAD	39,900	30,477
1.854% due 07/12/2019		5,000	3,819
Humana, Inc. 2.620% due 07/23/2019		$18,887	18,850
Keurig Dr Pepper 2.600% due 07/09/2019		64,500	64,450
Mondelez International, Inc. 2.540% due 08/21/2019		17,000	16,934

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Nasdaq, Inc 2.680% due 07/24/2019		16,900	16,869
NiSource, Inc. 2.800% due 08/16/2019		19,800	19,731
Nissan Motor Acceptance Corp. 2.850% due 09/26/2019		15,000	14,908
Rogers Communications, Inc. 2.710% due 07/11/2019		30,000	29,973
Royal Bank Of Canada
1.773% due 07/22/2019	CAD	1,800	1,374
1.801% due 07/11/2019		17,200	13,138
Royal Caribbean Cruise 2.900% due 07/11/2019		$3,800	3,797
Sempra Energy Holdings 2.750% due 07/08/2019		55,000	54,962
Syngenta Wilmington, Inc.
2.900% due 07/15/2019		41,500	41,446
3.200% due 07/12/2019		47,000	46,950
3.280% due 07/08/2019		40,000	39,970
Toronto-Dominion Bank
1.787% due 07/22/2019	CAD	8,400	6,413
1.792% due 07/16/2019		4,500	3,436
1.792% due 07/26/2019		5,800	4,427
VW Credit, Inc.
2.540% due 07/01/2019		$5,450	5,449
2.900% due 07/10/2019		5,000	4,996
2.970% due 11/04/2019		10,000	9,906
3.050% due 07/01/2019		31,000	30,994
			1,049,296

REPURCHASE AGREEMENTS (d) 0.1%			13,335

SHORT-TERM NOTES 0.0%

Svensk Exportkredit AB 2.417% due 12/20/2019 ~		6,500	6,505

JAPAN TREASURY BILLS 2.8%

(0.169)% due 07/08/2019 - 07/22/2019 (a)(b)	JPY	42,739,000	396,557

U.S. TREASURY BILLS 2.7%

2.178% due 07/02/2019 - 08/20/2019 (a)(b)(f)(h)		$388,073	387,404
Total Short-Term Instruments (Cost $1,906,720)			1,908,161
Total Investments in Securities (Cost $14,448,576)			14,465,662
Total Investments 102.3% (Cost $14,448,576)			$14,465,662
Financial Derivative Instruments (e)(g) (0.0)%(Cost or Premiums, net $3,252)			(201)
Other Assets and Liabilities, net (2.3)%			(325,466)
Net Assets 100.0%			$14,139,995

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ford Auto Securitization Trust	2.319%	04/15/2022	03/06/2019	$2,220	$2,279	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.390%	06/28/2019	07/01/2019	$8,300	U.S. Treasury Bonds 3.000% due 02/15/2047	$(8,543)	$8,300	$8,302
FICC	2.000	06/28/2019	07/01/2019	614	U.S. Treasury Notes 2.250% due 03/31/2021	(628)	614	614
SSB	1.350	06/28/2019	07/01/2019	4,421	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(4,512)	4,421	4,421
Total Repurchase Agreements						$(13,683)	$13,335	$13,337

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended June 30, 2019 was $(2,154) at a weighted average interest rate of 2.490%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	675	$(145,246)	$(784)	$26	$0
U.S. Treasury 5-Year Note September Futures	09/2019	575	(67,940)	(823)	0	0
Total Futures Contracts				$(1,607)	$26	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	2.500%	Annual	03/01/2020	$1,566,100	$777	$6,012	$6,789	$0	$(93)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2019 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300	Annual	03/01/2022	2,210,300	2,475	(47,147)	(44,672)	1,286	0
Total Swap Agreements						$3,252	$(41,135)	$(37,883)	$1,286	$(93)

(f)	Securities with an aggregate market value of $4,022 and cash of $19,370 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	22,400		$16,997	$0	$(132)
	08/2019		1,699		1,265	0	(35)
	08/2019	EUR	61,325		69,434	0	(568)
BPS	07/2019	CAD	5,000		3,754	0	(68)
	07/2019	JPY	24,739,000		231,628	1,970	0
CBK	07/2019		18,000,000		166,387	0	(881)
	08/2019	CAD	18,000		13,662	0	(108)
	08/2019	EUR	3,140		3,563	0	(21)
	08/2019	GBP	9,107		11,577	0	(16)
	08/2019	JPY	3,600		33	0	0
GLM	08/2019		1,188		11	0	0
HUS	07/2019	CAD	4,500		3,414	0	(27)
	08/2019		10,467		7,805	0	(202)
MYI	08/2019	AUD	5,478		3,829	0	(21)
RYL	09/2019		$228	MYR	950	2	0
SCX	07/2019	CAD	93,800		$70,394	0	(1,313)
Total Forward Foreign Currency Contracts						$1,972	$(3,392)

(h)	Securities with an aggregate market value of $2,791 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,502,334	$0	$4,502,334
Industrials	0	3,122,824	0	3,122,824
Utilities	0	753,769	0	753,769
Municipal Bonds & Notes
Mississippi	0	11,731	0	11,731
Pennsylvania	0	1,540	0	1,540
U.S. Government Agencies	0	1,710,968	69,630	1,780,598
Non-Agency Mortgage-Backed Securities	0	384,597	0	384,597
Asset-Backed Securities	0	1,534,901	13,757	1,548,658
Sovereign Issues	0	451,450	0	451,450
Short-Term Instruments
Certificates of Deposit	0	55,064	0	55,064
Commercial Paper	0	1,049,296	0	1,049,296
Repurchase Agreements	0	13,335	0	13,335
Short-Term Notes	0	6,505	0	6,505
Japan Treasury Bills	0	396,557	0	396,557
U.S. Treasury Bills	0	387,404	0	387,404
Total Investments	$0	$14,382,275	$83,387	$14,465,662

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	1,286	0	1,312
Over the counter	0	1,972	0	1,972
	$26	$3,258	$0	$3,284
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(93)	0	(93)
Over the counter	0	(3,392)	0	(3,392)
	$0	$(3,485)	$0	$(3,485)
Total Financial Derivative Instruments	$26	$(227)	$0	$(201)
Totals	$26	$14,382,048	$83,387	$14,465,461

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4% ¤

MUNICIPAL BONDS & NOTES 94.5%

ALABAMA 2.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018 4.000% due 12/01/2048	$3,000	$3,244
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,500	2,722
		5,966
ARIZONA 1.5%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,572
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	936
		3,508
COLORADO 2.1%

Denver, Colorado Airport System City & County Revenue Bonds, Series 2016 2.568% (0.7* US0001M + 0.860%) due 11/15/2031 ~	2,125	2,126
University of Colorado Hospital Authority Revenue Bonds, Series 2017 5.000% due 11/15/2038	2,500	2,686
		4,812
CONNECTICUT 6.0%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	689
5.000% due 08/15/2022	2,030	2,214
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,585
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	2,000	2,032
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015 2.609% (0.7* US0001M + 0.950%) due 07/01/2049 ~	3,500	3,507
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,106
5.000% due 07/15/2023	500	569
		13,702
DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	1,070	1,169

FLORIDA 6.2%

Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	852
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2015 5.000% due 06/01/2020	860	873
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	830
Florida State General Obligation Notes, Series 2016 5.000% due 06/01/2022	730	808
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,539
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	742
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2020	1,750	1,829
5.000% due 10/01/2023	2,765	3,178
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019 1.550% due 07/16/2019	1,500	1,500
		14,151
GEORGIA 4.0%

Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,555
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,548

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

Monroe County, Georgia Development Authority Revenue Bonds, Series 2002 2.000% due 09/01/2037	2,500	2,508
Municipal Gas Authority of Georgia Revenue Notes, Series 2016 5.000% due 10/01/2019	2,500	2,522
		9,133
ILLINOIS 4.8%

Chicago, Illinois General Obligation Bonds, Series 2002 5.250% due 01/01/2022	500	532
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	3,000	3,155
Illinois Finance Authority Revenue Bonds, Series 2016 3.058% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,003
Illinois Finance Authority Revenue Notes, Series 2015 5.000% due 11/15/2020	2,000	2,095
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	2,290	2,481
Illinois State Toll Highway Authority Revenue Notes, Series 2014 5.000% due 12/01/2020	610	640
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,124
		11,030
INDIANA 0.7%

Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	1,500	1,503

KENTUCKY 1.1%

Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,250	1,380
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	1,000	1,003
		2,383

LOUISIANA 0.4%

Louisiana State Citizens Property Insurance Corp. Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2021	775	828
MASSACHUSETTS 2.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 2.400% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,502
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	771
5.000% due 07/01/2023	750	850
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,517
		6,640
MICHIGAN 2.2%

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,677
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007 5.125% due 06/01/2022	370	370
		5,047
MINNESOTA 0.6%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 5.000% due 01/01/2022	250	273
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2017 5.000% due 01/01/2021	1,000	1,054
		1,327
MISSISSIPPI 0.9%

Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,062

MISSOURI 1.1%

St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020 (a)	2,500	2,524

MONTANA 0.5%

Montana Facility Finance Authority Revenue Bonds, Series 2018 2.450% (MUNIPSA + 0.550%) due 08/15/2037 ~	1,050	1,049

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

NEBRASKA 0.7%

Lincoln, Nebraska Electric System Revenue Notes, Series 2013 5.000% due 09/01/2021	1,015	1,096
Municipal Energy Agency of Nebraska Revenue Notes, Series 2016 5.000% due 04/01/2021	445	472
		1,568
NEVADA 0.7%

Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	1,500	1,513

NEW JERSEY 2.7%

New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2020	1,630	1,680
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2021	1,000	1,063
New Jersey Turnpike Authority Revenue Notes, Series 2017 2.048% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	1,001
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	2,250	2,453
		6,197
NEW YORK 13.0%

Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016 5.000% due 07/15/2022	1,250	1,371
County of Suffolk, New York General Obligation Notes, Series 2018 5.000% due 07/24/2019	3,000	3,006
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017 5.000% due 11/15/2024	3,000	3,527
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	1,750	1,926
Nassau County, New York General Obligation Notes, Series 2010 5.000% due 10/01/2020	1,000	1,046
Nassau County, New York General Obligation Notes, Series 2019 4.000% due 12/10/2019	3,000	3,035
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015 5.000% due 11/01/2021	875	951
New York City, New York Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,807
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019
1.625% due 05/01/2049	3,000	3,000
1.750% due 05/01/2059	1,500	1,503
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 1.970% due 11/01/2044	2,190	2,190
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,122
Port Chester-Rye Union Free School District, New York General Obligation Notes, Series 2019 2.500% due 06/12/2020	1,500	1,515
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	1,500	1,590
		29,589
NORTH CAROLINA 1.9%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 1.930% due 01/15/2048	1,500	1,500
North Carolina State Revenue Notes, Series 2019 5.000% due 03/01/2020	1,250	1,280
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 2.035% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,495
		4,275
OHIO 7.0%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	1,500	1,515
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2021	1,250	1,323
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,488
5.000% due 11/15/2024	725	847
Franklin County, Ohio Revenue Bonds, Series 2013 1.750% due 12/01/2046	3,250	3,251
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,584
Ohio State Revenue Bonds, Series 2010 1.500% due 11/01/2035	2,000	2,000
Ohio State Revenue Bonds, Series 2018 1.950% due 01/15/2046	2,500	2,500

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

University of Cincinnati, Ohio Revenue Notes, Series 2018 1.950% (0.67*US0001M + 0.340%) due 06/01/2020 ~	1,500	1,500
		16,008
PENNSYLVANIA 9.7%

Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 2.173% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,750
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2020	1,500	1,548
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,666
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002 2.550% due 12/01/2029	5,000	5,022
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 2.620% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.748% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,503
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	2,750	2,814
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 2.500% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,000	3,014
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015 5.000% due 08/01/2020	1,500	1,558
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015 5.000% due 07/01/2019	1,700	1,700
		22,075
TENNESSEE 1.5%

Tennergy Corp, Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,467

TEXAS 10.6%

Central Texas Regional Mobility Authority Revenue Bonds, Series 2015 5.000% due 01/01/2045	1,750	1,808
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,250	1,266
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008 1.950% due 12/01/2024	2,500	2,500
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	2,500	2,542
Lower Colorado River Authority, Texas Revenue Notes, Series 2018 5.000% due 05/15/2021	1,000	1,067
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	778
North Texas Tollway Authority Revenue Notes, Series 2017
5.000% due 01/01/2021	600	632
5.000% due 01/01/2022	975	1,062
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,090
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 2.250% due 02/01/2033	2,500	2,507
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,550
Texas State Revenue Notes, Series 2018 4.000% due 08/29/2019	4,500	4,517
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,167
5.000% due 10/15/2024	500	591
		24,077
UTAH 2.0%

Murray, Utah Revenue Bonds, Series 2003 1.890% due 05/15/2036	2,500	2,500
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	2,054
		4,554
VIRGINIA 1.3%

Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008 2.150% due 11/01/2035	3,000	3,022

WASHINGTON 3.9%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 2.350% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,501
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	2,000	2,028
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 2.390% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,751

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.950% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,538
		8,818
WEST VIRGINIA 1.0%

Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,023
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,250	1,276
		2,299
WISCONSIN 0.4%

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	848
Total Municipal Bonds & Notes (Cost $211,892)		215,144

SHORT-TERM INSTRUMENTS 1.9%

COMMERCIAL PAPER 1.6%

District of Columbia 1.550% due 07/16/2019	2,750	2,750
Texas A&M Board of Regents 1.560% due 10/03/2019	1,000	1,000
		3,750
REPURCHASE AGREEMENTS (b) 0.3%		679

Total Short-Term Instruments (Cost $4,429)		4,429
Total Investments in Securities (Cost $216,321)		219,573
	SHARES
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	952,026	9,417
Total Short-Term Instruments (Cost $9,416)		9,417
Total Investments in Affiliates (Cost $9,416)		9,417
Total Investments 100.5% (Cost $225,737)		$228,990
Other Assets and Liabilities, net (0.5)%		(1,212)
Net Assets 100.0%		$227,778

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$679	U.S. Treasury Notes 2.250% due 03/31/2021	$(694)	$679	$679
Total Repurchase Agreements						$(694)	$679	$679

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,966	$0	$5,966
Arizona	0	3,508	0	3,508
Colorado	0	4,812	0	4,812
Connecticut	0	13,702	0	13,702
District of Columbia	0	1,169	0	1,169
Florida	0	14,151	0	14,151
Georgia	0	9,133	0	9,133
Illinois	0	11,030	0	11,030
Indiana	0	1,503	0	1,503
Kentucky	0	2,383	0	2,383
Louisiana	0	828	0	828
Massachusetts	0	6,640	0	6,640
Michigan	0	5,047	0	5,047
Minnesota	0	1,327	0	1,327
Mississippi	0	2,062	0	2,062
Missouri	0	2,524	0	2,524
Montana	0	1,049	0	1,049
Nebraska	0	1,568	0	1,568
Nevada	0	1,513	0	1,513
New Jersey	0	6,197	0	6,197
New York	0	29,589	0	29,589
North Carolina	0	4,275	0	4,275
Ohio	0	16,008	0	16,008
Pennsylvania	0	22,075	0	22,075
Tennessee	0	3,467	0	3,467
Texas	0	24,077	0	24,077
Utah	0	4,554	0	4,554
Virginia	0	3,022	0	3,022
Washington	0	8,818	0	8,818
West Virginia	0	2,299	0	2,299
Wisconsin	0	848	0	848
Short-Term Instruments
Commercial Paper	0	3,750	0	3,750
Repurchase Agreements	0	679	0	679
	$0	$219,573	$0	$219,573
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,417	$0	$0	$9,417
Total Investments	$9,417	$219,573	$0	$228,990

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.7% ¤
CORPORATE BONDS & NOTES 32.3%
BANKING & FINANCE 20.6%
ABN AMRO Bank NV 1.800% due 09/20/2019		$5,000	$4,993
African Development Bank 2.600% (US0003M + 0.190%) due 06/15/2020 ~		3,500	3,507
American Honda Finance Corp.
2.872% due 10/19/2020 ~		8,600	8,617
3.059% due 01/08/2021 ~		39,500	39,686
American International Group, Inc. 2.300% due 07/16/2019		7,011	7,011
Bank of New York Mellon 2.783% (US0003M + 0.280%) due 06/04/2021 ~		49,600	49,635
Barclays PLC 2.750% due 11/08/2019		10,026	10,018
BNG Bank NV
1.750% due 10/30/2019		36,900	36,841
2.697% (US0003M + 0.100%) due 07/14/2020 ~		15,400	15,416
Caterpillar Financial Services Corp.
2.698% due 05/15/2020 ~		400	401
2.915% due 05/17/2021 ~		28,800	28,879
Citibank N.A. 2.662% due 09/18/2019 ~		21,800	21,810
Citigroup, Inc.
2.400% due 02/18/2020		3,360	3,361
2.500% due 07/29/2019		1,861	1,861
2.795% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	3,000	2,108
3.710% (US0003M + 1.380%) due 03/30/2021 ~		$51,400	52,250
3.896% (US0003M + 1.310%) due 10/26/2020 ~		12,900	13,067
CNH Industrial Capital LLC 3.375% due 07/15/2019		32,519	32,527
Credit Suisse Group Funding Guernsey Ltd. 2.750% due 03/26/2020		6,533	6,545
DBS Group Holdings Ltd. 3.101% (US0003M + 0.500%) due 07/16/2019 ~		47,400	47,413
Dexia Credit Local S.A.
2.823% due 09/04/2020 ~		8,000	8,025
2.902% due 09/29/2020 ~		26,400	26,481
DNB Boligkreditt A/S 2.000% due 05/28/2020		15,000	14,989
Erste Abwicklungsanstalt
1.375% due 10/30/2019		42,000	41,874
2.500% due 03/13/2020		11,000	11,026
2.663% (US0003M + 0.210%) due 03/09/2020 ~		17,800	17,828
Ford Motor Credit Co. LLC
3.006% due 11/02/2020 ~		1,100	1,090
3.226% (US0003M + 0.790%) due 06/12/2020 ~		3,392	3,383
3.592% (US0003M + 1.000%) due 01/09/2020 ~		2,000	2,004
8.125% due 01/15/2020		600	617
General Motors Financial Co., Inc.
2.350% due 10/04/2019		17,300	17,292
3.150% due 01/15/2020		7,402	7,417
3.500% due 07/10/2019		46,353	46,363
3.872% (US0003M + 1.270%) due 10/04/2019 ~		7,097	7,114
4.157% (US0003M + 1.560%) due 01/15/2020 ~		10,000	10,059
Goldman Sachs Bank USA 3.067% (SOFRRATE + 0.600%) due 05/24/2021 ~		18,100	18,120
Goldman Sachs Group, Inc.
1.950% due 07/23/2019		1,700	1,700
2.550% due 10/23/2019		2,497	2,498
3.940% (US0003M + 1.360%) due 04/23/2021 ~		5,870	5,960
Hong Kong Sukuk Ltd. 2.005% due 09/18/2019		14,150	14,148
HSBC USA, Inc.
2.350% due 03/05/2020		6,850	6,852
3.145% (US0003M + 0.610%) due 11/13/2019 ~		16,500	16,535
HSH Portfoliomanagement AoeR
2.000% due 10/23/2019		7,000	6,990
2.732% due 09/18/2020 ~		6,000	6,018
ING Bank NV 2.450% due 03/16/2020		5,400	5,407
International Finance Facility for Immunisation Co. 2.839% (US0003M + 0.260%) due 11/01/2019 ~		3,000	3,005

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

Jackson National Life Global Funding
2.200% due 01/30/2020	2,800	2,798
2.897% due 10/15/2020 ~	12,000	12,025
John Deere Capital Corp. 2.769% due 01/07/2020 ~	21,000	21,013
JPMorgan Chase & Co.
2.250% due 01/23/2020	5,000	4,999
2.550% due 03/01/2021	19,100	19,173
3.003% (US0003M + 0.550%) due 03/09/2021 ~	11,961	11,982
3.547% (US0003M + 0.955%) due 01/23/2020 ~	500	503
4.000% (US0003M + 1.480%) due 03/01/2021 ~	1,100	1,120
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019	5,554	5,544
2.604% due 02/01/2021 •	3,000	3,004
2.890% due 02/19/2021 ~	40,700	40,755
2.970% due 10/19/2020 ~	130,100	130,210
Landwirtschaftliche Rentenbank 1.375% due 10/23/2019	6,000	5,984
Macquarie Bank Ltd. 3.702% (US0003M + 1.120%) due 07/29/2020 ~	1,400	1,415
Macquarie Group Ltd. 7.625% due 08/13/2019	14,174	14,257
Metropolitan Life Global Funding
2.639% due 09/19/2019 ~	17,800	17,816
2.990% due 09/07/2020 ~	21,500	21,561
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021	1,083	1,094
Mitsubishi UFJ Trust & Banking Corp. 2.650% due 10/19/2020	1,800	1,807
Mizuho Bank Ltd. 2.650% due 09/25/2019	43,038	43,064
Morgan Stanley
2.375% due 07/23/2019	23,894	23,893
3.332% (US0003M + 0.740%) due 07/23/2019 ~	720	720
3.722% (US0003M + 1.140%) due 01/27/2020 ~	300	302
5.500% due 01/26/2020	13,036	13,262
5.625% due 09/23/2019	11,832	11,915
MUFG Bank Ltd.
2.350% due 09/08/2019	20,400	20,395
2.750% due 09/14/2020	3,500	3,516
National Bank of Canada 3.188% (US0003M + 0.600%) due 01/17/2020 ~	11,895	11,933
Nederlandse Waterschapsbank NV
1.750% due 09/05/2019	19,000	18,978
2.555% due 02/24/2020 ~	73,000	73,047
2.555% due 11/10/2020 ~	34,000	34,000
New York Life Global Funding
2.692% due 01/21/2020 ~	39,000	39,022
2.862% (US0003M + 0.270%) due 04/09/2020 ~	3,000	3,005
2.862% due 01/28/2021 ~	11,900	11,923
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	685	684
2.250% due 01/13/2020	8,900	8,884
2.970% (US0003M + 0.520%) due 09/13/2019 ~	6,000	6,004
Nordea Bank Abp
1.625% due 09/30/2019	17,000	16,960
2.995% (US0003M + 0.470%) due 05/29/2020 ~	2,800	2,810
NRW Bank
2.539% due 03/05/2021 ~	75,000	75,054
2.600% due 02/08/2021 ~	35,000	34,993
Oesterreichische Kontrollbank AG 2.420% due 09/15/2020 ~	4,400	4,415
Royal Bank of Canada
2.100% due 10/14/2020	7,000	7,005
2.200% due 09/23/2019	5,886	5,883
Royal Bank of Scotland Group PLC 6.400% due 10/21/2019	17,100	17,300
Santander UK Group Holdings PLC 2.875% due 10/16/2020	1,200	1,203
Santander UK PLC 2.350% due 09/10/2019	42,136	42,127
Standard Chartered PLC
2.100% due 08/19/2019	600	600
2.400% due 09/08/2019	600	600
3.650% (US0003M + 1.130%) due 08/19/2019 ~	7,500	7,511
Sumitomo Mitsui Banking Corp.
2.250% due 07/11/2019	7,700	7,700
2.911% due 10/18/2019 ~	66,171	66,224
Sumitomo Mitsui Trust Bank Ltd.
2.859% due 09/19/2019 ~	2,100	2,102
3.511% (US0003M + 0.910%) due 10/18/2019 ~	1,150	1,153
Svensk Exportkredit AB 1.125% due 08/28/2019	16,300	16,267
Svenska Handelsbanken AB 3.469% (US0003M + 1.150%) due 03/30/2021 ~	20,000	20,315

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

Synchrony Financial 3.000% due 08/15/2019	2,805	2,805
Toyota Motor Credit Corp.
2.200% due 01/10/2020	14,300	14,305
2.668% due 11/14/2019 ~	550	550
2.684% due 01/10/2020 ~	19,600	19,605
2.754% due 10/09/2020 ~	15,400	15,405
2.848% (US0003M + 0.260%) due 04/17/2020 ~	5,900	5,910
UBS AG
2.375% due 08/14/2019	300	300
3.031% (US0003M + 0.580%) due 06/08/2020 ~	179,600	180,566
3.168% (US0003M + 0.640%) due 08/14/2019 ~	28,000	28,025
Wells Fargo & Co.
2.150% due 01/30/2020	1,100	1,099
2.600% due 07/22/2020	4,500	4,516
3.263% (US0003M + 0.680%) due 01/30/2020 ~	4,511	4,527
Wells Fargo Bank N.A.
2.150% due 12/06/2019	18,800	18,784
2.900% due 03/25/2020 ~	26,994	27,027
2.903% due 05/21/2021 ~	169,650	169,825
3.124% (US0003M + 0.650%) due 12/06/2019 ~	42,284	42,402
		2,196,221
INDUSTRIALS 11.4%
Altria Group, Inc. 2.625% due 01/14/2020	2,591	2,593
Anthem, Inc. 2.250% due 08/15/2019	30,000	29,990
BAT Capital Corp. 2.297% due 08/14/2020	6,584	6,572
BAT International Finance PLC 1.625% due 09/09/2019	13,150	13,124
Bayer U.S. Finance LLC 2.125% due 07/15/2019	10,000	9,998
BMW U.S. Capital LLC
2.820% (US0003M + 0.410%) due 09/13/2019 ~	7,240	7,245
2.898% due 08/14/2020 ~	24,500	24,569
Bristol-Myers Squibb Co. 2.725% due 11/16/2020 ~	70,100	70,122
Broadcom Corp. 2.375% due 01/15/2020	57,274	57,182
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	17,800	17,781
2.170% due 08/05/2019	73,556	73,539
Cigna Corp. 2.760% due 03/17/2020 ~	100,600	100,703
CVS Health Corp. 2.800% due 07/20/2020	13,764	13,802
Daimler Finance North America LLC
1.500% due 07/05/2019	32,907	32,903
1.750% due 10/30/2019	8,150	8,127
2.250% due 07/31/2019	1,300	1,299
2.250% due 09/03/2019	2,955	2,952
2.250% due 03/02/2020	6,550	6,543
2.300% due 01/06/2020	4,185	4,180
3.100% due 05/04/2020	1,000	1,005
3.203% (US0003M + 0.620%) due 10/30/2019 ~	47,250	47,333
3.338% (US0003M + 0.740%) due 07/05/2019 ~	78,300	78,306
Danone S.A. 1.691% due 10/30/2019	2,000	1,995
Deutsche Telekom International Finance BV 6.000% due 07/08/2019	9,100	9,105
Discovery Communications LLC 2.200% due 09/20/2019	23,792	23,760
Flex Ltd. 4.625% due 02/15/2020	12,100	12,286
Georgia-Pacific LLC 2.539% due 11/15/2019	41,650	41,654
Gilead Sciences, Inc. 2.637% due 09/20/2019 ~	6,900	6,902
Hewlett Packard Enterprise Co. 2.100% due 10/04/2019	6,000	5,992
International Business Machines Corp. 2.935% due 05/13/2021 ~	31,700	31,793
Kroger Co. 6.150% due 01/15/2020	7,235	7,375
Molson Coors Brewing Co. 1.450% due 07/15/2019	28,475	28,464
Mondelez International Holdings Netherlands BV 1.625% due 10/28/2019	130,033	129,586
NetApp, Inc. 2.000% due 09/27/2019	17,001	16,976
ONGC Videsh Ltd. 3.250% due 07/15/2019	19,459	19,465

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

Petronas Capital Ltd. 5.250% due 08/12/2019		77,354	77,613
PSA International Pte Ltd. 4.625% due 09/11/2019		600	603
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		147,692	147,471
Sky Ltd. 2.625% due 09/16/2019		1,170	1,170
Sunoco Logistics Partners Operations LP 5.500% due 02/15/2020		1,500	1,525
Telefonica Emisiones S.A. 5.877% due 07/15/2019		12,120	12,134
Toyota Motor Finance Netherlands BV 2.686% due 12/12/2019 ~		15,000	15,014
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020		6,541	6,528
2.450% due 11/20/2019		4,190	4,189
			1,211,468
UTILITIES 0.3%
Georgia Power Co. 4.250% due 12/01/2019		1,700	1,711
Shell International Finance BV 2.786% (US0003M + 0.350%) due 09/12/2019 ~		950	951
Sinopec Group Overseas Development Ltd. 1.750% due 09/29/2019		29,900	29,858
			32,520
Total Corporate Bonds & Notes (Cost $3,437,332)			3,440,209
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Earthquake Authority Revenue Notes, Series 2014 2.805% due 07/01/2019		6,972	6,972
Total Municipal Bonds & Notes (Cost $6,972)			6,972
U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Notes
2.250% due 04/30/2021		250,000	252,124
Total U.S. Treasury Obligations (Cost $252,019)			252,124
ASSET-BACKED SECURITIES 0.6%
Bank of The West Auto Trust 2.481% due 07/15/2020		16,000	16,002
Ford Credit Auto Owner Trust 2.650% due 04/15/2020		6,948	6,948
GMF Canada Leasing Trust Asset-Backed Notes 2.154% due 03/22/2021 «	CAD	10,300	7,874
Hyundai Auto Lease Securitization Trust 2.662% due 03/13/2020		$6,587	6,588
Kubota Credit Owner Trust 2.510% due 06/15/2020		19,705	19,720
OSCAR U.S. Funding Trust 2.687% due 04/10/2020		11,833	11,834
Total Asset-Backed Securities (Cost $68,768)			68,966
SOVEREIGN ISSUES 10.0%
Agence Francaise de Developpement
2.423% due 03/23/2020 ~		87,000	87,017
2.586% due 09/21/2019 ~		120,400	120,453
2.831% (US0003M + 0.250%) due 07/11/2019 ~		8,000	8,003
Caisse d'Amortissement de la Dette Sociale 1.750% due 09/24/2019		38,000	37,952
Caisse des Depots et Consignations
2.410% due 10/02/2020 ~		6,000	6,001
2.553% (US0003M + 0.100%) due 09/09/2019 ~		24,800	24,810
CPPIB Capital, Inc. 2.631% due 10/16/2020 ~		53,000	53,013
Development Bank of Japan, Inc. 2.826% (US0003M + 0.240%) due 01/28/2020 ~		53,292	53,366
Export Development Canada
1.000% due 09/13/2019		25,500	25,430
2.482% due 11/19/2019 ~		54,000	54,005
2.561% due 10/18/2019 ~		82,800	82,816
Export-Import Bank of India 3.875% due 10/02/2019		18,000	18,054
Industrial Bank of Korea 2.000% due 04/23/2020		5,100	5,088

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

Japan Bank for International Cooperation
2.250% due 02/24/2020		1,700	1,701
2.982% (US0003M + 0.390%) due 07/21/2020 ~		32,922	33,048
3.000% (US0003M + 0.480%) due 06/01/2020 ~		44,500	44,694
3.095% (US0003M + 0.570%) due 02/24/2020 ~		64,560	64,803
Japan Finance Organization for Municipalities 2.000% due 09/08/2020		62,686	62,542
Japan International Cooperation Agency 1.875% due 11/13/2019		29,100	29,043
Kommunalbanken A/S
2.480% (US0003M + 0.070%) due 03/17/2020 ~		69,600	69,633
2.740% (US0003M + 0.330%) due 06/16/2020 ~		42,200	42,341
Municipality Finance PLC
2.596% due 10/26/2020 ~		25,500	25,498
2.735% (US0003M + 0.170%) due 02/07/2020 ~		18,600	18,621
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV 2.852% (US0003M + 0.260%) due 01/20/2020 ~		2,000	2,003
Province of Ontario 4.000% due 10/07/2019		8,000	8,035
Province of Quebec 2.516% due 09/21/2020 ~		17,100	17,128
SNCF Reseau 2.000% due 10/13/2020		5,000	4,994
State of North Rhine-Westphalia 2.632% due 01/29/2021 ~		45,000	45,016
State of Saxony-Anhalt 1.375% due 10/15/2019		5,000	4,985
Tokyo Metropolitan Government 2.125% due 05/19/2020		18,000	17,987
Total Sovereign Issues (Cost $1,067,369)			1,068,080
SHORT-TERM INSTRUMENTS 61.3%
CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC 2.980% due 10/25/2019 ~		121,400	121,522
MUFG Bank Ltd. 2.929% due 11/01/2019 ~		36,000	36,034
			157,556
COMMERCIAL PAPER 4.9%
Anheuser-Busch InBev Worldwide, Inc. 2.680% due 07/26/2019		78,000	77,847
B.A.T. International Finance PLC 2.920% due 07/10/2019		16,850	16,836
Bank of Montreal
1.800% due 07/24/2019	CAD	3,300	2,519
1.802% due 07/26/2019		10,600	8,091
1.806% due 07/31/2019		78,500	59,903
Bank of Nova Scotia
1.775% due 07/25/2019		8,400	6,412
1.785% due 07/22/2019		22,500	17,177
Broadcom, Inc. 2.830% due 07/18/2019		$16,580	16,555
Compass Group PLC
2.570% due 07/09/2019		14,000	13,990
2.570% due 07/15/2019		4,495	4,490
CRH America Finance, Inc. 2.840% due 07/08/2019		843	842
Ford Motor Credit Co. LLC 3.010% due 07/08/2019		20,665	20,649
HSBC Bank Canada
1.827% due 07/24/2019	CAD	20,400	15,573
1.828% due 07/25/2019		9,000	6,870
1.828% due 07/26/2019		14,600	11,144
Hyundai Capital America 2.540% due 08/02/2019		$16,016	15,976
Keurig Dr Pepper 2.600% due 07/09/2019		30,000	29,977
Nissan Motor Acceptance Corp. 2.850% due 09/26/2019		41,000	40,747
Royal Bank Of Canada
1.765% due 07/02/2019	CAD	31,700	24,224
1.777% due 07/25/2019		11,000	8,397
1.777% due 07/26/2019		37,300	28,471
1.795% due 07/31/2019		48,500	37,010
Toronto-Dominion Bank
1.765% due 07/02/2019		30,500	23,307
1.788% due 07/24/2019		24,700	18,855

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

1.795% due 07/19/2019		19,200	14,660
			520,522
REPURCHASE AGREEMENTS (c) 30.2%			3,217,678
SHORT-TERM NOTES 1.2%
Canadian Pacer Auto Receivables Trust 2.596% due 04/20/2020		$12,807	12,811
GM Financial Automobile Leasing Trust 2.700% due 02/20/2020		10,470	10,474
Svensk Exportkredit AB 2.417% due 12/20/2019 ~		102,500	102,582
			125,867
JAPAN TREASURY BILLS 23.1%
(0.155)% due 07/01/2019 - 08/19/2019 (a)(b)	JPY	264,929,000	2,458,296
U.S. TREASURY BILLS 0.4%
2.195% due 07/16/2019 - 08/22/2019 (a)(b)(e)		$46,261	46,162
Total Short-Term Instruments (Cost $6,479,239)			6,526,081
Total Investments in Securities (Cost $11,311,699)			11,362,432
Total Investments 106.7% (Cost $11,311,699)			$11,362,432
Financial Derivative Instruments (d) (0.3)%(Cost or Premiums, net $0)			(33,399)
Other Assets and Liabilities, net (6.4)%			(680,515)
Net Assets 100.0%			$10,648,518

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.390%	06/28/2019	07/01/2019	$11,800	U.S. Treasury Bonds 3.000% due 02/15/2047	$(12,145)	$11,800	$11,802
	2.540	06/21/2019	07/05/2019	800,000	U.S. Treasury Bonds 2.875% - 3.000% due 11/15/2046 - 02/15/2047	(820,131)	800,000	800,564
	2.700	06/28/2019	07/01/2019	700	U.S. Treasury Bonds 3.000% due 02/15/2047	(716)	700	700
BPS	2.550	06/28/2019	07/01/2019	14,400	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026	(102)	14,400	14,403
					U.S. Treasury Notes 2.750% due 04/30/2023	(14,602)
BSN	2.520	06/28/2019	07/01/2019	2,600	U.S. Treasury Notes 2.000% due 12/31/2021	(2,628)	2,600	2,601
DEU	2.400	06/28/2019	07/01/2019	243,700	U.S. Treasury Bonds 3.750% due 08/15/2041	(248,609)	243,700	243,749
FICC	2.000	06/28/2019	07/01/2019	10,166	U.S. Treasury Notes 2.250% due 03/31/2021	(10,370)	10,166	10,168
MBC	2.690	06/26/2019	07/03/2019	200,000	U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 01/15/2020 - 07/15/2027	(206,606)	200,000	200,075
	2.720	06/27/2019	07/03/2019	200,000	U.S. Treasury Bonds 2.875% due 05/15/2049	(206,974)	200,000	200,060
					U.S. Treasury Notes 3.125% due 11/15/2028	(69)
MFK	2.470	07/01/2019	07/02/2019	150,000	U.S. Treasury Notes 2.500% due 02/15/2022	(153,178)	150,000	150,000
	2.800	06/28/2019	07/01/2019	150,000	U.S. Treasury Notes 2.500% due 02/15/2022	(153,178)	150,000	150,035
NXN	2.600	06/28/2019	07/01/2019	63,000	U.S. Treasury Bonds 2.750% due 08/15/2047	(64,491)	63,000	63,014
RDR	2.550	06/28/2019	07/01/2019	149,900	U.S. Treasury Notes 1.500% - 2.750% due 11/30/2019 - 02/15/2028	(153,135)	149,900	149,932
RVM	2.800	06/28/2019	07/18/2019	475,000	U.S. Treasury Notes -2.500% due 02/28/2019	(484,639)	475,000	475,111
	2.470	07/01/2019	07/02/2019	475,000	U.S. Treasury Notes -2.500% due 02/28/2019	(484,533)	475,000	475,000
SCX	2.720	06/28/2019	07/03/2019	250,000	U.S. Treasury Notes 1.250% due 10/31/2021	(255,365)	250,000	250,057
SSB	1.350	06/28/2019	07/01/2019	20,512	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(20,926)	20,512	20,514
TDM	2.600	06/28/2019	07/01/2019	900	U.S. Treasury Bonds 3.125% due 08/15/2044	(935)	900	900
Total Repurchase Agreements						$(3,293,332)	$3,217,678	$3,218,685

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

Cash of $9,510 has been pledged as collateral under the terms of master agreements as of June 30, 2019.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	08/2019	AUD	3,041		$2,310	$173	$0
	08/2019		$9,187	CAD	12,341	254	0
BPS	07/2019	CAD	76,800		$58,357	0	(347)
	07/2019	JPY	35,619,000		333,397	2,641	0
BRC	07/2019		47,400,000		430,074	0	(10,418)
	08/2019		23,145,000		212,383	0	(3,124)
CBK	08/2019	CAD	10,299		7,831	0	(47)
GLM	08/2019	JPY	36,600,000		335,411	0	(5,239)
HUS	07/2019		$355,820	JPY	38,291,682	0	(544)
	08/2019	JPY	38,291,682		$356,661	531	0
JPM	07/2019		38,291,682		351,318	0	(3,958)
MYI	07/2019	CAD	226,200		172,645	0	(344)
	08/2019		$1,113	GBP	855	0	(25)
RYL	07/2019	CAD	42,500		$32,269	0	(230)
SSB	07/2019		24,700		18,754	0	(134)
	08/2019		$353,351	JPY	37,997,600	43	0

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2019 (Unaudited)

UAG	07/2019	JPY	2,356	$22	0	0
	08/2019		84,165,000	770,769	0	(12,529)
Total Forward Foreign Currency Contracts					$3,642	$(36,939)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.580%	Maturity	07/12/2019	$250,000	$0	$(102)	$0	$(102)
Total Swap Agreements								$0	$(102)	$0	$(102)

(e)	Securities with an aggregate market value of $17,687 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,196,221	$0	$2,196,221
Industrials	0	1,211,468	0	1,211,468
Utilities	0	32,520	0	32,520
Municipal Bonds & Notes
California	0	6,972	0	6,972
U.S. Treasury Obligations	0	252,124	0	252,124
Asset-Backed Securities	0	61,092	7,874	68,966
Sovereign Issues	0	1,068,080	0	1,068,080
Short-Term Instruments
Certificates of Deposit	0	157,556	0	157,556
Commercial Paper	0	520,522	0	520,522
Repurchase Agreements	0	3,217,678	0	3,217,678
Short-Term Notes	0	125,867	0	125,867
Japan Treasury Bills	0	2,458,296	0	2,458,296
U.S. Treasury Bills	0	46,162	0	46,162

Total Investments	$0	$11,354,558	$7,874	$11,362,432

Financial Derivative Instruments - Assets
Over the counter	$0	$3,642	$0	$3,642

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(37,041)	$0	$(37,041)

Total Financial Derivative Instruments	$0	$(33,399)	$0	$(33,399)

Totals	$0	$11,321,159	$7,874	$11,329,033

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.8% ¤
CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 19.0%
ABN AMRO Bank NV 1.800% due 09/20/2019	$2,500	$2,496
African Development Bank 2.600% (US0003M + 0.190%) due 06/15/2020 ~	1,500	1,503
American Honda Finance Corp.
2.670% (US0003M + 0.260%) due 06/16/2020 ~	3,000	3,005
2.872% (US0003M + 0.280%) due 10/19/2020 ~	18,900	18,938
Asian Development Bank 2.594% (US0003M + 0.010%) due 07/10/2019 ~	15,000	15,001
Bank of New York Mellon 2.783% (US0003M + 0.280%) due 06/04/2021 ~	21,200	21,215
Barclays PLC 2.750% due 11/08/2019	1,100	1,099
BNG Bank NV
1.750% due 10/30/2019	31,800	31,749
2.697% (US0003M + 0.100%) due 07/14/2020 •	7,600	7,609
Caterpillar Financial Services Corp. 2.915% (US0003M + 0.390%) due 05/17/2021 ~	11,200	11,231
Citibank N.A. 2.662% (US0003M + 0.260%) due 09/18/2019 ~	9,000	9,004
Citigroup, Inc.
2.400% due 02/18/2020	4,000	4,001
3.896% (US0003M + 1.310%) due 10/26/2020 ~	34,100	34,540
CNH Industrial Capital LLC 3.375% due 07/15/2019	17,200	17,204
Credit Suisse Group Funding Guernsey Ltd. 2.750% due 03/26/2020	1,500	1,503
DBS Group Holdings Ltd. 3.101% (US0003M + 0.500%) due 07/16/2019 ~	20,000	20,006
Dexia Credit Local S.A.
1.875% due 01/29/2020	51,200	51,098
2.250% due 02/18/2020	30,825	30,818
2.823% (US0003M + 0.320%) due 09/04/2020 ~	10,000	10,031
DNB Boligkreditt A/S 2.000% due 05/28/2020	5,000	4,996
Erste Abwicklungsanstalt
1.375% due 10/30/2019	38,200	38,086
2.500% due 03/13/2020	2,000	2,005
2.663% (US0003M + 0.210%) due 03/09/2020 ~	12,800	12,820
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	4,289	4,285
3.592% (US0003M + 1.000%) due 01/09/2020 ~	1,000	1,002
General Motors Financial Co., Inc.
2.350% due 10/04/2019	16,900	16,892
3.150% due 01/15/2020	3,700	3,708
3.500% due 07/10/2019	14,500	14,503
3.872% (US0003M + 1.270%) due 10/04/2019 ~	10,200	10,225
4.157% (US0003M + 1.560%) due 01/15/2020 ~	5,000	5,029
Goldman Sachs Bank USA 3.067% due 05/24/2021 •	8,100	8,109
Goldman Sachs Group, Inc. 3.940% (US0003M + 1.360%) due 04/23/2021 ~	4,100	4,163
HSBC USA, Inc.
2.350% due 03/05/2020	2,800	2,801
3.145% (US0003M + 0.610%) due 11/13/2019 ~	13,000	13,028
International Bank for Reconstruction & Development 1.250% due 07/26/2019	13,000	12,989
International Finance Corp. 2.420% (US0003M + 0.010%) due 12/15/2020 ~	8,000	8,003
International Finance Facility for Immunisation Co. 2.839% (US0003M + 0.260%) due 11/01/2019 •	1,000	1,002
Jackson National Life Global Funding 2.897% (US0003M + 0.300%) due 10/15/2020 ~	7,500	7,516
John Deere Capital Corp. 2.769% (US0003M + 0.180%) due 01/07/2020 ~	8,600	8,605
JPMorgan Chase & Co. 2.250% due 01/23/2020	1,200	1,200
JPMorgan Chase Bank N.A.
2.750% (US0003M + 0.230%) due 09/01/2020 ~	30,200	30,213
2.869% (US0003M + 0.290%) due 02/01/2021 ~	3,800	3,802
2.890% (US0003M + 0.370%) due 02/19/2021 ~	20,000	20,027

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2019 (Unaudited)

2.933% (US0003M + 0.590%) due 09/23/2019 ~	6,600	6,606
2.970% (SOFRRATE + 0.550%) due 10/19/2020 ~	17,900	17,915
Kreditanstalt fuer Wiederaufbau
1.250% due 09/30/2019	7,000	6,982
1.500% due 09/09/2019	5,200	5,192
1.625% due 08/15/2019	14,395	14,382
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	2,000	1,995
2.375% due 02/21/2020	2,000	2,003
2.637% (US0003M + 0.040%) due 07/15/2019 ~	5,000	5,003
Macquarie Bank Ltd. 3.702% (US0003M + 1.120%) due 07/29/2020 ~	4,500	4,548
Macquarie Group Ltd. 7.625% due 08/13/2019	4,800	4,828
Metropolitan Life Global Funding
2.050% due 06/12/2020	4,000	3,996
2.990% due 09/07/2020 •	5,000	5,014
Mitsubishi UFJ Financial Group, Inc. 2.950% due 03/01/2021	500	505
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	3,000	3,000
2.650% due 10/19/2020	900	903
Morgan Stanley
2.375% due 07/23/2019	16,100	16,099
3.332% (US0003M + 0.740%) due 07/23/2019 ~	2,500	2,501
3.722% (US0003M + 1.140%) due 01/27/2020 ~	3,600	3,620
5.500% due 01/26/2020	4,400	4,476
MUFG Bank Ltd.
2.350% due 09/08/2019	20,600	20,595
2.750% due 09/14/2020	1,700	1,708
National Bank of Canada 3.188% (US0003M + 0.600%) due 01/17/2020 ~	4,500	4,514
Nederlandse Waterschapsbank NV
1.750% due 09/05/2019	16,500	16,481
2.555% (US0003M + 0.030%) due 02/24/2020 ~	19,000	19,013
2.555% (US0003M + 0.010%) due 11/10/2020 ~	12,000	12,000
2.582% (US0003M + 0.020%) due 08/09/2019 ~	289,400	289,463
New York Life Global Funding
2.692% (US0003M + 0.100%) due 01/21/2020 ~	8,500	8,505
2.862% (US0003M + 0.280%) due 01/28/2021 ~	3,500	3,507
Nissan Motor Acceptance Corp.
2.250% due 01/13/2020	5,000	4,991
2.970% (US0003M + 0.520%) due 09/13/2019 •	2,000	2,001
Nordea Bank Abp 1.625% due 09/30/2019	5,000	4,988
NRW Bank
2.539% (US0003M + 0.060%) due 03/05/2021 ~	14,000	14,010
2.600% (US0003M + 0.040%) due 02/08/2021 ~	7,000	6,999
Protective Life Global Funding 1.555% due 09/13/2019	5,119	5,110
Royal Bank of Canada
2.100% due 10/14/2020	1,500	1,501
2.200% due 09/23/2019	6,000	5,997
Royal Bank of Scotland Group PLC 6.400% due 10/21/2019	7,300	7,385
Santander UK PLC 2.350% due 09/10/2019	25,700	25,694
Standard Chartered PLC
2.100% due 08/19/2019	300	300
2.400% due 09/08/2019	300	300
3.650% (US0003M + 1.130%) due 08/19/2019 ~	4,000	4,007
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019	9,000	8,991
2.911% (US0003M + 0.310%) due 10/18/2019 ~	22,100	22,118
Sumitomo Mitsui Trust Bank Ltd.
2.859% (US0003M + 0.440%) due 09/19/2019 ~	3,000	3,003
3.511% (US0003M + 0.910%) due 10/18/2019 ~	3,950	3,960
Temasek Financial Ltd. 4.300% due 10/25/2019	6,900	6,942
Toyota Motor Credit Corp.
2.125% due 07/18/2019	1,000	1,000
2.200% due 01/10/2020	4,200	4,202
2.684% (US0003M + 0.100%) due 01/10/2020 ~	4,000	4,001
2.754% (US0003M + 0.150%) due 10/09/2020 ~	6,000	6,002
UBS AG
3.031% (US0003M + 0.580%) due 06/08/2020 •	65,900	66,254
3.168% (US0003M + 0.640%) due 08/14/2019 ~	7,000	7,006
Wells Fargo & Co.
2.150% due 01/30/2020	300	300
2.550% due 12/07/2020	27,412	27,498
2.600% due 07/22/2020	7,500	7,526
3.482% (US0003M + 1.010%) due 12/07/2020 ~	1,800	1,819
Wells Fargo Bank N.A.
2.150% due 12/06/2019	5,400	5,395
2.900% (SOFRRATE + 0.480%) due 03/25/2020 ~	13,000	13,016
2.903% (US0003M + 0.380%) due 05/21/2021 ~	18,500	18,519

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2019 (Unaudited)

3.124% (US0003M + 0.650%) due 12/06/2019 ~	45,900	46,028
		1,349,277
INDUSTRIALS 7.1%
Anthem, Inc. 2.250% due 08/15/2019	17,500	17,494
BAT Capital Corp. 2.297% due 08/14/2020	578	577
BAT International Finance PLC
1.625% due 09/09/2019	6,000	5,988
2.750% due 06/15/2020	800	802
Bayer U.S. Finance LLC 2.125% due 07/15/2019	8,000	7,998
BMW U.S. Capital LLC 2.898% (US0003M + 0.370%) due 08/14/2020 ~	18,700	18,752
Bristol-Myers Squibb Co. 2.725% (US0003M + 0.200%) due 11/16/2020 ~	25,100	25,108
Broadcom Corp. 2.375% due 01/15/2020	25,470	25,429
Central Nippon Expressway Co. Ltd. 2.170% due 08/05/2019	26,600	26,594
Cigna Corp. 2.760% (US0003M + 0.350%) due 03/17/2020 ~	42,000	42,043
CVS Health Corp.
2.800% due 07/20/2020	3,200	3,209
3.083% (US0003M + 0.630%) due 03/09/2020 ~	6,000	6,016
Daimler Finance North America LLC
1.500% due 07/05/2019	17,943	17,941
1.750% due 10/30/2019	4,055	4,043
2.250% due 07/31/2019	947	947
2.250% due 09/03/2019	5,694	5,689
3.203% (US0003M + 0.620%) due 10/30/2019 ~	19,500	19,534
3.338% (US0003M + 0.740%) due 07/05/2019 ~	22,000	22,002
Danone S.A. 1.691% due 10/30/2019	1,100	1,097
Deutsche Telekom International Finance BV 6.000% due 07/08/2019	5,300	5,303
Diageo Capital PLC 3.000% due 05/18/2020	2,100	2,112
Dignity Health 2.637% due 11/01/2019	1,500	1,498
Discovery Communications LLC
2.200% due 09/20/2019	6,500	6,491
2.800% due 06/15/2020	4,800	4,810
eBay, Inc. 3.059% (US0003M + 0.480%) due 08/01/2019 ~	1,500	1,501
Flex Ltd. 4.625% due 02/15/2020	4,900	4,975
Georgia-Pacific LLC 2.539% due 11/15/2019	26,000	26,003
Gilead Sciences, Inc. 2.637% (US0003M + 0.250%) due 09/20/2019 ~	2,800	2,801
Hewlett Packard Enterprise Co. 2.100% due 10/04/2019	2,000	1,997
International Business Machines Corp. 2.935% (US0003M + 0.400%) due 05/13/2021 ~	11,500	11,534
KLA-Tencor Corp. 3.375% due 11/01/2019	1,500	1,503
Molson Coors Brewing Co. 1.450% due 07/15/2019	8,000	7,997
Mondelez International Holdings Netherlands BV 1.625% due 10/28/2019	42,000	41,856
NetApp, Inc. 2.000% due 09/27/2019	7,095	7,085
Reynolds American, Inc. 6.875% due 05/01/2020	1,200	1,242
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019	121,500	121,318
Toyota Motor Finance Netherlands BV 2.686% (US0003M + 0.250%) due 12/12/2019 ~	6,000	6,006
		507,295
UTILITIES 0.2%
Dominion Energy, Inc. 5.200% due 08/15/2019	13,000	13,034

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2019 (Unaudited)

Sempra Energy 2.400% due 02/01/2020	1,500	1,499
		14,533
Total Corporate Bonds & Notes (Cost $1,869,527)		1,871,105
MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014 2.805% due 07/01/2019	2,940	2,940
Total Municipal Bonds & Notes (Cost $2,940)		2,940
U.S. GOVERNMENT AGENCIES 1.1%
Federal Farm Credit Bank 2.418% due 01/12/2021 •	75,000	74,936
Total U.S. Government Agencies (Cost $74,991)		74,936
ASSET-BACKED SECURITIES 0.4%
Bank of The West Auto Trust 2.481% due 07/15/2020	9,000	9,001
Ford Credit Auto Owner Trust 2.650% due 04/15/2020	3,138	3,138
Hyundai Auto Lease Securitization Trust 2.662% due 03/13/2020	1,937	1,938
Kubota Credit Owner Trust 2.510% due 06/15/2020	8,847	8,854
OSCAR U.S. Funding Trust 2.687% due 04/10/2020	5,522	5,522
Total Asset-Backed Securities (Cost $28,444)		28,453
SOVEREIGN ISSUES 8.0%
Agence Francaise de Developpement
2.423% (US0003M + 0.080%) due 03/23/2020 ~	38,000	38,008
2.586% (US0003M + 0.200%) due 09/21/2019 ~	64,600	64,628
2.831% (US0003M + 0.250%) due 07/11/2019 ~	2,000	2,001
Caisse d'Amortissement de la Dette Sociale 1.750% due 09/24/2019	14,000	13,982
Caisse des Depots et Consignations
2.410% (US0003M + 0.090%) due 10/02/2020 ~	7,000	7,001
2.553% (US0003M + 0.100%) due 09/09/2019 ~	8,000	8,003
CPPIB Capital, Inc. 2.631% (US0003M + 0.030%) due 10/16/2020 ~	13,000	13,003
Development Bank of Japan, Inc. 2.826% (US0003M + 0.240%) due 01/28/2020 ~	19,100	19,126
Export Development Canada
1.000% due 09/13/2019	7,250	7,230
2.482% (US0003M + -0.040%) due 11/19/2019 ~	8,000	8,001
2.545% (US0003M + 0.010%) due 08/13/2019 ~	6,000	6,001
2.552% (US0003M + -0.040%) due 07/19/2019 ~	14,600	14,600
2.561% (US0003M + -0.040%) due 10/18/2019 ~	29,400	29,406
Industrial Bank of Korea 2.000% due 04/23/2020	1,800	1,796
Japan Bank for International Cooperation
2.250% due 02/24/2020	5,800	5,802
2.982% (US0003M + 0.390%) due 07/21/2020 ~	24,400	24,493
3.000% (US0003M + 0.480%) due 06/01/2020 ~	13,500	13,559
3.095% (US0003M + 0.570%) due 02/24/2020 ~	18,300	18,369
Japan Finance Organization for Municipalities 2.000% due 09/08/2020	24,200	24,145
Japan International Cooperation Agency 1.875% due 11/13/2019	9,200	9,182
Kommunalbanken A/S
1.500% due 10/22/2019	10,000	9,979
2.480% (US0003M + 0.070%) due 03/17/2020 ~	37,200	37,217
2.740% (US0003M + 0.330%) due 06/16/2020 ~	11,300	11,338
Municipality Finance PLC
2.596% (US0003M + 0.010%) due 10/26/2020 ~	11,500	11,499
2.735% (US0003M + 0.170%) due 02/07/2020 ~	5,400	5,406
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV 2.732% (US0003M + 0.140%) due 10/21/2019 ~	2,000	2,002
Province of Alberta 1.900% due 12/06/2019	5,000	4,994
Province of Ontario 4.000% due 10/07/2019	1,728	1,736
Province of Quebec
2.516% (US0003M + 0.130%) due 09/21/2020 ~	56,300	56,392
2.872% (US0003M + 0.280%) due 07/21/2019 ~	54,150	54,159
State of North Rhine-Westphalia 2.575% (US0003M + 0.050%) due 08/16/2019 ~	36,300	36,310

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2019 (Unaudited)

State of Saxony-Anhalt 1.375% due 10/15/2019	9,000	8,973
Tokyo Metropolitan Government 2.125% due 05/19/2020	3,000	2,998
Total Sovereign Issues (Cost $571,052)		571,339
SHORT-TERM INSTRUMENTS 77.0%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~	37,800	37,838
COMMERCIAL PAPER 5.4%
Anheuser-Busch InBev Worldwide, Inc.
2.680% due 07/26/2019	15,000	14,971
2.700% due 08/20/2019	33,250	33,126
AT&T, Inc. 2.710% due 12/10/2019	30,000	29,639
Aviation Capital Group LLC 2.570% due 07/24/2019	15,300	15,271
B.A.T. International Finance PLC 2.920% due 07/10/2019	6,100	6,095
Boston Scientific Corp.
2.700% due 08/19/2019	10,000	9,963
2.720% due 07/15/2019	15,000	14,982
Broadcom, Inc.
2.870% due 07/16/2019	11,500	11,484
2.910% due 07/09/2019	6,250	6,245
Dominion Resources, Inc. 2.663% due 08/05/2019	46,000	45,876
Ford Motor Credit Co. LLC 3.010% due 07/08/2019	9,000	8,993
Hyundai Capital America 2.540% due 08/02/2019	10,000	9,975
Keurig Dr Pepper 2.600% due 07/09/2019	35,000	34,973
Mondelez International, Inc. 2.540% due 08/20/2019	23,250	23,162
Nissan Motor Acceptance Corp. 2.850% due 09/26/2019	16,200	16,100
Rogers Communications, Inc. 2.710% due 07/11/2019	20,000	19,982
VW Credit, Inc.
2.540% due 07/02/2019	74,400	74,379
2.900% due 07/09/2019	6,000	5,996
		381,212
REPURCHASE AGREEMENTS (a) 70.3%		5,008,536
SHORT-TERM NOTES 0.8%
Canadian Pacer Auto Receivables Trust 2.596% due 04/20/2020	8,150	8,152
GM Financial Automobile Leasing Trust 2.700% due 02/20/2020	3,358	3,360
Svensk Exportkredit AB 2.417% (US0003M + 0.030%) due 12/20/2019 ~	48,000	48,039
		59,551
Total Short-Term Instruments (Cost $5,487,105)		5,487,137
Total Investments in Securities (Cost $8,034,059)		8,035,910
Total Investments 112.8% (Cost $8,034,059)		$8,035,910
Other Assets and Liabilities, net (12.8)%		(910,650)
Net Assets 100.0%		$7,125,260

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)       REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	2.470%	07/01/2019	07/03/2019	$150,000	U.S. Treasury Bonds 2.750% - 3.000% due 11/15/2042 - 05/15/2045	$(152,869)	$150,000	$150,000
	2.820	06/28/2019	07/01/2019	21,000	U.S. Treasury Notes 2.625% due 12/31/2023	(21,161)	21,000	21,005
BOS	2.540	06/21/2019	07/05/2019	200,000	U.S. Treasury Bonds 3.000% due 02/15/2047	(205,906)	200,000	200,141
BSN	2.520	06/28/2019	07/01/2019	47,500	U.S. Treasury Notes 2.500% due 05/15/2024	(48,516)	47,500	47,510
DEU	2.380	06/28/2019	07/01/2019	170,000	U.S. Treasury Bonds 3.000% due 02/15/2047	(173,341)	170,000	170,034
	2.400	06/28/2019	07/01/2019	97,100	U.S. Treasury Bonds 3.750% due 08/15/2041	(99,055)	97,100	97,120
	2.470	07/01/2019	07/02/2019	58,700	U.S. Treasury Bonds 3.625% due 08/15/2043	(60,509)	58,700	58,700
FICC	2.000	06/28/2019	07/01/2019	36,936	U.S. Treasury Notes 2.250% due 03/31/2021	(37,679)	36,936	36,942
IND	2.620	06/28/2019	07/01/2019	86,000	U.S. Treasury Notes 1.500% due 08/15/2026	(87,850)	86,000	86,019
JPS	2.460	07/01/2019	07/02/2019	250,700	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(255,627)	250,700	250,700
					U.S. Treasury Notes 1.625% due 05/15/2026	(715)
					s tips repo 2.460% due 07/02/2019	0
	2.800	06/28/2019	07/01/2019	161,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(164,350)	161,000	161,038
MBC	2.580	06/28/2019	07/05/2019	250,000	U.S. Treasury Notes 1.625% - 2.000% due 11/30/2020 - 11/15/2026	(258,214)	250,000	250,054
	2.690	06/26/2019	07/03/2019	150,000	U.S. Treasury Inflation Protected Securities 1.375% due 01/15/2020	(154,787)	150,000	150,056
	2.720	06/27/2019	07/03/2019	150,000	U.S. Treasury Bonds 2.875% due 05/15/2049	(155,282)	150,000	150,045
MFK	2.470	07/01/2019	07/02/2019	100,000	U.S. Treasury Notes 2.500% due 02/15/2022	(102,119)	100,000	100,000
	2.800	06/28/2019	07/01/2019	100,000	U.S. Treasury Notes 2.500% due 02/15/2022	(102,119)	100,000	100,023
NXN	2.600	06/28/2019	07/01/2019	537,000	U.S. Treasury Bonds 2.750% - 3.000% due 11/15/2044 - 08/15/2047	(548,922)	537,000	537,116
RDR	2.550	06/28/2019	07/01/2019	703,100	U.S. Treasury Notes 1.750% - 3.000% due 05/31/2022 - 10/31/2025	(717,223)	703,100	703,249
RVM	2.470	07/01/2019	07/02/2019	400,000	U.S. Treasury Notes 2.375% due 03/15/2022	(408,117)	400,000	400,000
	2.800	06/28/2019	07/01/2019	400,000	U.S. Treasury Notes 2.375% due 03/15/2022	(408,205)	400,000	400,093
SAL	2.600	06/28/2019	07/01/2019	154,200	U.S. Treasury Notes 2.625% due 03/31/2025	(157,488)	154,200	154,233
SGY	2.570	06/28/2019	07/01/2019	785,300	U.S. Treasury Notes 2.250% - 2.625% due 04/30/2021 - 12/31/2023	(796,308)	785,300	785,468
Total Repurchase Agreements						$(5,116,362)	$5,008,536	$5,009,546

(1)	Includes accrued interest.

Cash of $4,592 has been pledged as collateral under the terms of master agreements as of June 30, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,349,277	$0	$1,349,277
Industrials	0	507,295	0	507,295
Utilities	0	14,533	0	14,533
Municipal Bonds & Notes
California	0	2,940	0	2,940
U.S. Government Agencies	0	74,936	0	74,936
Asset-Backed Securities	0	28,453	0	28,453
Sovereign Issues	0	571,339	0	571,339
Short-Term Instruments
Certificates of Deposit	0	37,838	0	37,838
Commercial Paper	0	381,212	0	381,212
Repurchase Agreements	0	5,008,536	0	5,008,536
Short-Term Notes	0	59,551	0	59,551

Total Investments	$0	$8,035,910	$0	$8,035,910

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2019 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~	$30,000	$29,955
Delos Finance SARL 4.080% (LIBOR03M + 1.750%) due 10/06/2023 ~	500	500
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~	20,835	20,714
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~	44,200	44,134
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~	113,200	113,088
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	16,095	16,203
Total Loan Participations and Assignments (Cost $224,162)		224,594
CORPORATE BONDS & NOTES 63.6%
BANKING & FINANCE 29.7%
ABN AMRO Bank NV
3.091% due 08/27/2021 ~	18,600	18,679
3.760% (US0003M + 1.350%) due 03/17/2021 ~	1,000	1,014
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	16,400	16,393
2.750% due 09/16/2019	3,600	3,600
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,400	1,428
4.250% due 07/01/2020	9,581	9,723
4.450% due 12/16/2021	28,550	29,656
4.500% due 05/15/2021	5,800	5,981
4.625% due 10/30/2020	16,750	17,176
4.625% due 07/01/2022	4,150	4,334
5.000% due 10/01/2021	4,500	4,720
AIA Group Ltd. 2.907% due 09/20/2021 ~	39,800	39,801
AIG Global Funding 2.809% due 06/25/2021 ~	4,000	4,016
Air Lease Corp.
2.125% due 01/15/2020	17,871	17,830
2.500% due 03/01/2021	6,700	6,706
2.750% due 01/15/2023	12,800	12,787
3.375% due 06/01/2021	5,300	5,383
3.500% due 01/15/2022	18,700	19,151
4.750% due 03/01/2020	2,561	2,598
Aircastle Ltd.
5.125% due 03/15/2021	39,239	40,700
5.500% due 02/15/2022	4,310	4,569
6.250% due 12/01/2019	19,979	20,263
7.625% due 04/15/2020	7,434	7,707
Ally Financial, Inc.
3.750% due 11/18/2019	5,750	5,765
4.125% due 03/30/2020	12,500	12,652
4.250% due 04/15/2021	1,700	1,742
4.625% due 05/19/2022	100	104
7.500% due 09/15/2020	300	316
8.000% due 03/15/2020	3,500	3,627
Ambac LSNI LLC 7.319% due 02/12/2023 ~	2	2
American Tower Corp.
2.250% due 01/15/2022	13,118	13,064
2.800% due 06/01/2020	21,025	21,075
3.375% due 05/15/2024	9,500	9,775
Aozora Bank Ltd.
2.750% due 03/09/2020	22,690	22,702
3.810% due 09/07/2021	2,500	2,556
Assurant, Inc. 3.583% due 03/26/2021 ~	46,065	46,068
Athene Global Funding
2.750% due 04/20/2020	9,675	9,697
3.732% (US0003M + 1.140%) due 04/20/2020 ~	50,805	51,057
3.826% (US0003M + 1.230%) due 07/01/2022 ~	108,339	109,317
4.000% due 01/25/2022	2,500	2,587

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

AvalonBay Communities, Inc. 3.027% due 01/15/2021 ~	13,300	13,306
Aviation Capital Group LLC
2.875% due 01/20/2022	40,780	41,073
3.253% due 07/30/2021 ~	23,306	23,234
3.470% due 06/01/2021 ~	17,500	17,594
6.750% due 04/06/2021	279	298
7.125% due 10/15/2020	9,593	10,147
Avolon Holdings Funding Ltd.
3.625% due 05/01/2022	2,600	2,639
5.500% due 01/15/2023	1,100	1,175
Axis Bank Ltd. 3.250% due 05/21/2020	42,350	42,443
Banco Santander Chile
3.380% (US0003M + 0.800%) due 07/25/2020 ~	10,000	10,025
3.721% (US0003M + 1.200%) due 11/28/2021 ~	19,200	19,538
Bank of America Corp.
3.252% (US0003M + 0.660%) due 07/21/2021 ~	48,300	48,462
3.772% (US0003M + 1.180%) due 10/21/2022 ~	8,635	8,747
Barclays PLC
2.750% due 11/08/2019	145,767	145,657
3.905% due 05/16/2024 ~	10,300	10,155
3.948% due 02/15/2023 ~	17,339	17,259
4.655% (US0003M + 2.110%) due 08/10/2021 ~	6,878	7,032
BGC Partners, Inc. 5.125% due 05/27/2021	2,550	2,639
BOC Aviation Ltd.
2.375% due 09/15/2021	20,608	20,386
2.750% due 09/18/2022	40,300	40,250
3.000% due 03/30/2020	8,920	8,943
3.000% due 05/23/2022	12,427	12,461
3.458% due 09/26/2023 ~	7,250	7,275
3.626% due 05/02/2021 ~	65,315	65,651
Brixmor Operating Partnership LP 3.629% due 02/01/2022 ~	35,500	35,513
Cantor Fitzgerald LP
4.875% due 05/01/2024	4,900	5,058
7.875% due 10/15/2019	24,870	25,192
Chiba Bank Ltd.
2.550% due 10/30/2019	3,300	3,302
2.750% due 07/29/2020	16,950	16,945
Citibank N.A. 3.123% due 05/20/2022 ~(j)	83,100	83,235
Citicorp Lease Pass-Through Trust 8.040% due 12/15/2019	12,272	12,576
Citigroup, Inc.
3.531% (US0003M + 0.950%) due 07/24/2023 ~	4,000	4,014
3.543% due 06/01/2024 ~	20,800	20,926
CK Hutchison International Ltd. 2.250% due 09/29/2020	1,606	1,602
CNH Industrial Capital LLC
3.875% due 10/15/2021	600	613
4.375% due 11/06/2020	2,300	2,348
Credit Suisse Group AG 3.676% due 06/12/2024 ~	20,900	20,969
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	5,450	5,650
4.891% (US0003M + 2.290%) due 04/16/2021 ~	59,653	61,571
Danske Bank A/S
1.650% due 09/06/2019	11,713	11,691
2.750% due 09/17/2020	8,902	8,901
3.030% (US0003M + 0.510%) due 03/02/2020 ~	545	544
3.496% due 09/12/2023 ~	22,500	21,873
DBS Group Holdings Ltd. 3.200% (US0003M + 0.620%) due 07/25/2022 ~	17,300	17,383
Discover Bank 8.700% due 11/18/2019	13,075	13,366
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	1,611	1,678
Eksportfinans ASA 3.345% (US0003M + 0.800%) due 11/10/2020 ~	49,200	49,271
Emirates NBD PJSC 4.132% (US0003M + 1.550%) due 01/26/2020 ~	13,750	13,869
First Gulf Bank PJSC 2.625% due 02/24/2020	2,000	2,000
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	20,400	20,381
2.343% due 11/02/2020	7,700	7,646
2.681% due 01/09/2020	2,820	2,819
3.006% due 11/02/2020 ~	13,375	13,249
3.226% (US0003M + 0.790%) due 06/12/2020 ~	28,350	28,278
3.273% due 09/24/2020 ~	35,975	35,949
3.336% due 03/18/2021	1,300	1,306
3.365% (US0003M + 0.830%) due 08/12/2019 ~	3,000	3,001
3.408% due 04/05/2021 ~	16,955	16,738
3.495% (US0003M + 0.930%) due 11/04/2019 ~	4,000	4,005

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

3.592% (US0003M + 1.000%) due 01/09/2020 ~	12,752	12,778
5.139% due 01/07/2021 ~	48,600	49,479
5.729% due 01/07/2022 ~	4,400	4,539
5.750% due 02/01/2021	1,400	1,458
8.125% due 01/15/2020	1,475	1,517
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	7,721	7,685
General Motors Financial Co., Inc.
2.450% due 11/06/2020	2,630	2,621
2.650% due 04/13/2020	5,655	5,654
3.105% due 11/06/2020 ~	1,662	1,657
3.200% due 07/13/2020	700	703
3.442% due 04/09/2021 ~	22,422	22,419
3.527% (US0003M + 0.930%) due 04/13/2020 ~	63,852	64,045
3.550% due 07/08/2022	1,000	1,018
3.588% due 01/05/2023 ~	600	592
3.640% (US0003M + 1.310%) due 06/30/2022 ~	2,290	2,290
3.665% due 11/06/2021 ~	40,850	40,824
3.700% due 11/24/2020	7,030	7,123
4.147% (US0003M + 1.550%) due 01/14/2022 ~	2,485	2,510
4.157% (US0003M + 1.560%) due 01/15/2020 ~	25,381	25,530
Goldman Sachs Bank USA 3.067% (SOFRRATE + 0.600%) due 05/24/2021 ~(j)	31,400	31,435
Goldman Sachs Group, Inc.
3.041% (US0003M + 0.730%) due 12/27/2020 ~	34,521	34,583
3.363% due 10/31/2022 ~	63,793	63,848
3.581% (US0003M + 1.000%) due 07/24/2023 ~	2,600	2,606
3.696% (US0003M + 1.110%) due 04/26/2022 ~	9,926	10,013
3.940% (US0003M + 1.360%) due 04/23/2021 ~	5,652	5,739
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	5,715	6,165
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	4,200	4,184
2.400% due 09/15/2019	1,242	1,241
2.400% due 06/15/2020	10,690	10,656
3.022% due 05/21/2020 ~	15,000	15,016
3.460% due 03/02/2021 ~	53,125	53,065
HSBC Holdings PLC
3.086% due 09/11/2021 ~	97,650	97,759
3.520% due 05/18/2024 ~	127,392	127,805
4.098% (US0003M + 1.500%) due 01/05/2022 ~	12,200	12,472
Hutchison Whampoa International Ltd. 4.625% due 01/13/2022	13,201	13,875
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	4,363	4,360
ICICI Bank Ltd.
3.125% due 08/12/2020	16,200	16,248
3.500% due 03/18/2020	8,050	8,085
5.750% due 11/16/2020	6,996	7,260
ING Groep NV
3.320% due 10/02/2023 ~	4,290	4,288
3.480% (US0003M + 1.150%) due 03/29/2022 ~	17,527	17,748
International Lease Finance Corp.
4.625% due 04/15/2021	2,075	2,141
5.875% due 08/15/2022	1,200	1,307
8.250% due 12/15/2020	21,146	22,817
8.625% due 01/15/2022	25,179	28,744
Itau CorpBanca 3.875% due 09/22/2019	27,750	27,847
Jackson National Life Global Funding 2.931% due 06/11/2021 ~	2,600	2,608
JPMorgan Chase & Co.
3.012% due 06/18/2022 ~	119,500	119,764
3.220% due 03/01/2025 •	2,500	2,572
Kasikornbank PCL 3.500% due 10/25/2019	22,835	22,927
Lloyds Bank PLC 3.055% due 05/07/2021 ~	1,308	1,308
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	10,000	9,996
3.186% due 06/21/2021 ~	47,100	47,132
Macquarie Group Ltd.
3.541% due 11/28/2023 ~	12,774	12,788
3.661% due 03/27/2024 ~	12,555	12,623
Manufacturers & Traders Trust Co. 3.617% (US0001M + 1.215%) due 12/28/2020 ~	11,419	11,432
Marsh & McLennan Cos., Inc. 3.519% due 12/29/2021 ~	10,000	10,029
Mitsubishi UFJ Financial Group, Inc.
3.172% due 03/07/2022 ~	24,000	24,083
3.260% due 03/02/2023 ~	32,100	32,106
3.370% (US0003M + 0.790%) due 07/25/2022 ~	75,553	75,829
3.443% (US0003M + 0.920%) due 02/22/2022 ~	39,890	40,250
3.446% due 07/26/2023 ~	20,000	20,045
3.510% (US0003M + 1.060%) due 09/13/2021 ~	27,464	27,766

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	16,265	16,170
2.500% due 03/09/2020	17,425	17,339
2.652% due 09/19/2022	21,960	21,986
2.750% due 10/21/2020	23,766	23,858
3.406% due 02/28/2022	1,900	1,941
Mizuho Financial Group, Inc.
3.331% due 09/11/2022 ~	98,025	98,621
3.461% (US0003M + 0.940%) due 02/28/2022 ~	34,846	35,149
3.590% (US0003M + 1.140%) due 09/13/2021 ~	12,752	12,918
4.084% (US0003M + 1.480%) due 04/12/2021 ~	18,050	18,377
Morgan Stanley
3.095% due 02/10/2021 ~	63,712	63,798
3.390% (US0003M + 0.980%) due 06/16/2020 ~	600	604
3.522% (US0003M + 0.930%) due 07/22/2022 ~	69,816	70,276
3.772% (US0003M + 1.180%) due 01/20/2022 ~	36,501	36,895
Nationwide Building Society 3.622% due 04/26/2023 •	11,800	12,021
NatWest Markets PLC 3.719% due 09/29/2022 ~	53,900	54,085
Natwest Markets PLC 5.625% due 08/24/2020	12,515	12,907
Navient Corp.
5.000% due 10/26/2020	2,400	2,454
5.875% due 03/25/2021	27,460	28,576
6.625% due 07/26/2021	7,700	8,172
8.000% due 03/25/2020	14,708	15,260
Nissan Motor Acceptance Corp.
2.125% due 03/03/2020	2,508	2,501
2.150% due 07/13/2020	20,585	20,504
2.150% due 09/28/2020	15,850	15,765
2.550% due 03/08/2021	2,400	2,393
2.720% due 09/28/2020 ~	12,958	12,946
2.930% due 03/15/2021 ~	28,399	28,333
2.970% (US0003M + 0.520%) due 09/13/2019 ~	4,900	4,903
2.987% (US0003M + 0.390%) due 07/13/2020 ~	36,904	36,910
3.016% due 09/21/2021 ~	14,203	14,204
3.020% due 09/28/2022 ~	33,892	33,692
3.150% due 03/15/2021	2,300	2,320
3.177% (US0003M + 0.580%) due 01/13/2020 ~	283	283
3.247% (US0003M + 0.650%) due 07/13/2022 ~	19,836	19,743
3.450% due 03/15/2023	800	819
3.487% (US0003M + 0.890%) due 01/13/2022 ~	76,800	76,911
Nomura Holdings, Inc. 6.700% due 03/04/2020	2,800	2,879
Nordea Bank Abp 3.464% due 08/30/2023 ~	10,300	10,166
OMX Timber Finance Investments LLC 5.420% due 01/29/2020	3,600	3,629
ORIX Corp.
2.650% due 04/13/2021	25,550	25,617
2.900% due 07/18/2022	16,437	16,688
2.950% due 07/23/2020	10,205	10,257
3.200% due 01/19/2022	26,500	26,957
Protective Life Global Funding 2.850% due 06/28/2021 ~	23,300	23,390
Qatari Diar Finance Co. 5.000% due 07/21/2020	14,000	14,359
QNB Finance Ltd.
2.875% due 04/29/2020	8,160	8,174
3.794% due 12/06/2021 ~(h)	10,000	10,017
3.872% due 05/31/2021 ~	28,654	29,049
3.885% due 02/12/2020 ~	9,000	9,022
3.915% due 02/07/2020 ~	3,200	3,208
3.985% (US0003M + 1.450%) due 08/11/2021 ~	14,400	14,437
4.171% (US0003M + 1.570%) due 07/18/2021 ~	38,400	38,904
Reliance Standard Life Global Funding 2.500% due 01/15/2020	3,075	3,074
Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~	11,000	10,984
3.988% (US0003M + 1.470%) due 05/15/2023 ~	133,641	133,321
Santander Holdings USA, Inc. 2.650% due 04/17/2020	16,050	16,047
Santander UK Group Holdings PLC
2.875% due 10/16/2020	25,080	25,148
3.373% due 01/05/2024 •	14,400	14,544
Santander UK PLC
2.375% due 03/16/2020 (j)	34,735	34,737
3.140% due 06/01/2021 ~	32,610	32,692
SBA Tower Trust 3.156% due 10/10/2045	1,800	1,804
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	26,218	26,900
SL Green Operating Partnership LP 3.505% due 08/16/2021 ~	27,100	27,110

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		17,100	17,095
3.000% due 07/15/2022		8,800	8,911
3.550% due 04/15/2024		16,950	17,446
Springleaf Finance Corp.
6.125% due 05/15/2022		2,000	2,155
7.750% due 10/01/2021		1,550	1,701
8.250% due 12/15/2020		1,050	1,130
Standard Chartered PLC
2.100% due 08/19/2019		2,200	2,199
2.250% due 04/17/2020		40,500	40,423
2.400% due 09/08/2019		30,880	30,876
3.650% (US0003M + 1.130%) due 08/19/2019 ~		28,388	28,429
Starwood Property Trust, Inc. 3.625% due 02/01/2021		3,700	3,700
State Bank of India
3.442% due 01/20/2020 ~		7,400	7,412
3.539% (US0003M + 0.950%) due 04/06/2020 ~		104,038	104,292
Sumitomo Mitsui Banking Corp. 2.971% due 10/16/2020 ~		18,100	18,128
Sumitomo Mitsui Financial Group, Inc.
2.475% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	14,479
3.341% due 10/18/2022 ~		$6,198	6,213
3.384% (US0003M + 0.780%) due 07/12/2022 ~		50,225	50,446
3.707% (US0003M + 1.110%) due 07/14/2021 ~		5,044	5,105
3.732% (US0003M + 1.140%) due 10/19/2021 ~		9,635	9,774
4.133% (US0003M + 1.680%) due 03/09/2021 ~		1,600	1,633
Svenska Handelsbanken AB 2.995% due 05/24/2021 ~		12,200	12,259
Synchrony Bank 2.955% due 03/30/2020 ~		19,485	19,506
Synchrony Financial
2.700% due 02/03/2020		8,965	8,967
3.000% due 08/15/2019		40,334	40,341
3.806% (US0003M + 1.230%) due 02/03/2020 ~		21,005	21,091
UBS Group Funding Switzerland AG
3.468% due 08/15/2023 ~		30,100	30,175
3.783% (US0003M + 1.440%) due 09/24/2020 ~		3,950	4,010
4.377% (US0003M + 1.780%) due 04/14/2021 ~		65,900	67,513
Ventas Realty LP 3.125% due 06/15/2023		3,900	3,974
Wells Fargo & Co. 3.611% (US0003M + 1.025%) due 07/26/2021 ~		14,000	14,174
Wells Fargo Bank N.A.
3.102% due 10/22/2021 ~		8,785	8,804
3.141% (US0003M + 0.620%) due 05/27/2022 ~(j)		25,000	25,061
			5,139,349
INDUSTRIALS 26.3%
Alimentation Couche-Tard, Inc. 2.950% due 12/13/2019 ~		3,525	3,526
Allergan Funding SCS
3.000% due 03/12/2020		32,876	32,978
3.691% (US0003M + 1.255%) due 03/12/2020 ~		98,658	99,309
Altria Group, Inc. 3.490% due 02/14/2022		15,000	15,427
Andeavor Logistics LP
5.500% due 10/15/2019		35,995	36,164
6.375% due 05/01/2024		2,315	2,434
AP Moller - Maersk A/S 4.510% (US0003M + 2.100%) due 03/16/2021 ~		3,000	3,048
Autodesk, Inc. 3.125% due 06/15/2020		3,975	3,995
AutoNation, Inc. 5.500% due 02/01/2020		9,737	9,878
BAT Capital Corp.
2.297% due 08/14/2020		52,128	52,016
2.764% due 08/15/2022		1,100	1,103
3.118% due 08/14/2020 ~		44,427	44,543
3.398% due 08/15/2022 ~		87,386	87,655
BAT International Finance PLC
1.625% due 09/09/2019		9,635	9,616
2.750% due 06/15/2020		15,903	15,942
Bayer U.S. Finance LLC
2.125% due 07/15/2019		12,829	12,826
2.375% due 10/08/2019		43,148	43,094
2.750% due 07/15/2021		400	400
2.979% due 06/25/2021 ~		18,900	18,779
3.420% due 12/15/2023 ~		46,900	46,088
3.500% due 06/25/2021		1,100	1,116
Becton Dickinson and Co. 2.675% due 12/15/2019		13,373	13,379
BMW U.S. Capital LLC
3.014% due 04/12/2021 ~		11,110	11,122
3.035% due 08/13/2021 ~(j)		69,954	70,183

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Bristol-Myers Squibb Co. 2.905% due 05/16/2022 ~(j)	80,400	80,622
Broadcom Corp.
2.375% due 01/15/2020	241,746	241,352
2.650% due 01/15/2023	800	789
3.000% due 01/15/2022	8,116	8,150
Broadcom, Inc.
3.125% due 04/15/2021	15,000	15,102
3.125% due 10/15/2022	6,200	6,236
CA, Inc. 3.600% due 08/01/2020	1,900	1,913
Campbell Soup Co. 3.040% due 03/15/2021 ~	2,850	2,845
Cardinal Health, Inc. 3.180% (US0003M + 0.770%) due 06/15/2022 ~	33,089	33,191
Celulosa Arauco y Constitucion S.A. 7.250% due 07/29/2019	4,120	4,141
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	2,100	2,080
2.241% due 02/16/2021	8,450	8,436
2.293% due 04/23/2021	16,928	16,890
2.381% due 09/17/2020	9,700	9,705
2.978% due 02/15/2022 ~	26,200	26,137
3.105% (US0003M + 0.540%) due 08/04/2020 ~	28,000	28,044
3.125% due 11/02/2021 ~	114,500	114,633
3.278% (US0003M + 0.850%) due 09/14/2021 ~	62,400	62,898
3.330% (US0003M + 0.810%) due 03/03/2022 ~	37,880	38,135
3.662% (US0003M + 1.070%) due 04/23/2021 ~	16,900	17,082
Centrica PLC 3.349% (US0003M + 1.000%) due 09/25/2020 ~	10,600	10,631
Charter Communications Operating LLC
3.579% due 07/23/2020	85,349	86,119
4.229% due 02/01/2024 ~	74,100	74,457
4.464% due 07/23/2022	25,700	27,006
Cigna Corp.
2.760% due 03/17/2020 ~	22,650	22,673
3.060% due 09/17/2021 ~	54,200	54,225
3.487% due 07/15/2023 ~	52,433	52,424
CNPC General Capital Ltd. 2.700% due 11/25/2019	8,025	8,038
CNPC HK Overseas Capital Ltd. 4.500% due 04/28/2021	1,400	1,447
Conagra Brands, Inc.
3.092% due 10/09/2020 ~	46,875	46,777
3.342% due 10/22/2020 ~	12,000	12,003
4.600% due 11/01/2025	2,700	2,940
Constellation Brands, Inc.
2.000% due 11/07/2019	20,000	19,957
3.218% due 11/15/2021 ~	22,444	22,456
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	2,651	2,722
7.250% due 05/10/2021	3,116	3,161
Continental Resources, Inc. 5.000% due 09/15/2022	9,411	9,495
CRH America, Inc. 5.750% due 01/15/2021	900	941
CVS Health Corp.
3.125% due 03/09/2020	39,600	39,759
3.173% due 03/09/2021 ~	16,194	16,271
3.350% due 03/09/2021	500	507
D.R. Horton, Inc.
4.000% due 02/15/2020	5,907	5,950
4.375% due 09/15/2022	4,500	4,686
DAE Funding LLC 4.000% due 08/01/2020	4,100	4,110
Daimler Finance North America LLC
2.200% due 10/30/2021	1,700	1,683
2.450% due 05/18/2020	20,995	20,989
2.700% due 08/03/2020	8,896	8,917
2.955% due 05/04/2020 ~	21,970	21,994
2.965% due 02/12/2021 ~	7,500	7,494
2.973% due 02/22/2021 ~	16,417	16,413
3.100% due 05/04/2020	3,040	3,057
3.115% due 05/04/2021 ~	61,885	61,915
3.235% due 11/05/2021 ~	11,570	11,606
3.403% due 02/22/2022 ~	56,150	56,510
3.405% due 05/04/2023 ~	19,800	19,804
Dell International LLC
4.000% due 07/15/2024	9,000	9,237
4.420% due 06/15/2021	17,854	18,393
5.450% due 06/15/2023	5,200	5,608
Delta Air Lines, Inc. 2.875% due 03/13/2020	35,095	35,143
Deutsche Telekom International Finance BV 1.500% due 09/19/2019	13,000	12,976

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Discovery Communications LLC
2.200% due 09/20/2019	17,185	17,162
2.800% due 06/15/2020	7,311	7,327
3.097% due 09/20/2019 ~	15,747	15,765
DISH DBS Corp.
5.125% due 05/01/2020	1,100	1,108
7.875% due 09/01/2019	4,600	4,629
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,050	2,049
3.010% due 06/15/2021 ~	22,100	22,206
DXC Technology Co. 3.470% due 03/01/2021 ~	19,529	19,529
EMC Corp. 2.650% due 06/01/2020	24,003	23,874
Enbridge, Inc. 2.984% due 01/10/2020 ~	68,893	68,914
Energy Transfer LP 7.500% due 10/15/2020	3,514	3,680
Energy Transfer Operating LP
4.150% due 10/01/2020	1,000	1,017
7.500% due 10/15/2020	6,208	6,586
Energy Transfer Partners LP 5.750% due 09/01/2020	1,100	1,131
EQT Corp.
2.500% due 10/01/2020	6,570	6,553
3.089% due 10/01/2020 ~	28,162	28,146
Equifax, Inc. 3.388% due 08/15/2021 ~	36,044	35,962
ERAC USA Finance LLC 2.600% due 12/01/2021	100	100
Federal Express Corp. Pass-Through Trust 6.720% due 07/15/2023	1,779	1,859
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	2,279	2,311
5.625% due 07/31/2019	38,092	38,164
5.750% due 02/15/2021	1,995	2,081
GATX Corp. 3.285% due 11/05/2021 ~	21,700	21,615
General Electric Co.
2.100% due 12/11/2019	1,259	1,254
2.740% (US0003M + 0.410%) due 03/28/2020 ~	10,330	10,307
3.397% (US0003M + 0.800%) due 04/15/2020 ~	5,915	5,934
4.375% due 09/16/2020	7,017	7,169
5.000% due 01/21/2021 •(g)	45,971	44,168
6.000% due 08/07/2019	19,072	19,135
General Mills, Inc. 6.610% due 10/15/2022	19,500	20,544
General Motors Co.
3.353% due 09/10/2021 ~	5,700	5,685
3.365% (US0003M + 0.800%) due 08/07/2020 ~	19,030	19,058
Goodrich Corp. 4.875% due 03/01/2020	18,462	18,749
Harris Corp. 3.063% due 04/30/2020 ~	10,300	10,298
HCA, Inc.
4.250% due 10/15/2019	9,029	9,066
5.875% due 03/15/2022	2,700	2,951
6.500% due 02/15/2020	142,547	145,833
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	9,076	9,064
3.318% due 10/05/2021 ~	38,400	38,407
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019	36,778	37,289
Hyundai Capital America
1.750% due 09/27/2019	26,070	26,020
2.000% due 07/01/2019	7,045	7,045
2.450% due 06/15/2021	3,815	3,797
2.550% due 04/03/2020	10,765	10,748
2.600% due 03/19/2020	30,502	30,489
2.750% due 09/18/2020	1,374	1,375
3.000% due 10/30/2020	1,820	1,828
3.202% due 09/18/2020 ~	37,900	37,931
3.256% due 03/12/2021 ~	20,263	20,269
3.396% (US0003M + 0.800%) due 04/03/2020 ~	8,817	8,841
3.402% due 09/18/2020 ~	2,065	2,072
3.529% due 07/08/2021 ~	25,784	25,819
Imperial Brands Finance PLC 2.950% due 07/21/2020	75,035	75,249
Incitec Pivot Finance LLC 6.000% due 12/10/2019	44,064	44,653
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	7,300	7,393
3.750% due 10/01/2021	6,800	6,978
Keurig Dr Pepper, Inc. 2.000% due 01/15/2020	4,470	4,450

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	4,500	4,631
6.850% due 02/15/2020	37,144	38,093
Kinder Morgan, Inc. 3.050% due 12/01/2019	7,979	7,994
KLA-Tencor Corp. 3.375% due 11/01/2019	6,500	6,512
Kraft Heinz Foods Co.
2.982% due 08/09/2019 ~	2,000	2,000
3.115% due 02/10/2021 ~	32,134	32,084
3.365% due 08/10/2022 ~	500	498
Life Technologies Corp. 6.000% due 03/01/2020	24,875	25,405
Marriott International, Inc.
3.103% due 03/08/2021 ~	11,600	11,636
3.120% due 12/01/2020 ~	26,200	26,309
Martin Marietta Materials, Inc. 3.173% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,300
Masco Corp.
3.500% due 04/01/2021	1,850	1,878
7.125% due 03/15/2020	437	450
McDonald's Corp. 3.012% due 10/28/2021 ~	31,050	31,079
MGM Resorts International 6.750% due 10/01/2020	1,900	1,990
Minmetals Bounteous Finance BVI Ltd. 3.500% due 07/30/2020	4,800	4,838
Mondelez International Holdings Netherlands BV 3.192% (US0003M + 0.610%) due 10/28/2019 ~	10,900	10,915
Mylan NV
3.150% due 06/15/2021	11,515	11,518
3.750% due 12/15/2020	34,274	34,598
Nexen, Inc. 6.200% due 07/30/2019	11,031	11,064
Northwest Airlines Pass-Through Trust 7.150% due 04/01/2021	49	49
NTT Finance Corp. 2.860% (US0003M + 0.530%) due 06/29/2020 ~	17,100	17,138
NXP BV
3.875% due 09/01/2022	900	928
4.125% due 06/01/2021	23,090	23,681
4.625% due 06/15/2022	8,600	9,030
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020	15,940	16,261
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	7,800	7,888
5.250% due 08/15/2022	15,600	16,507
Penske Truck Leasing Co. LP
3.050% due 01/09/2020	8,546	8,557
3.200% due 07/15/2020	9,825	9,871
3.300% due 04/01/2021	3,200	3,240
3.375% due 02/01/2022	1,100	1,121
3.650% due 07/29/2021	3,000	3,068
Pentair Finance SARL 3.625% due 09/15/2020	21,600	21,702
Phillips 66 3.121% due 02/26/2021 ~	26,165	26,166
Pioneer Natural Resources Co. 7.500% due 01/15/2020	16,737	17,166
QUALCOMM, Inc. 2.600% due 01/30/2023	5,691	5,704
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.750% due 09/30/2019	15,275	15,416
Reckitt Benckiser Treasury Services PLC 2.903% (US0003M + 0.560%) due 06/24/2022 ~	2,100	2,094
Reynolds American, Inc.
3.250% due 06/12/2020	8,173	8,230
4.000% due 06/12/2022	10,500	10,892
6.875% due 05/01/2020	4,420	4,575
Rockies Express Pipeline LLC 5.625% due 04/15/2020	45,437	46,402
Ryder System, Inc. 3.500% due 06/01/2021	3,400	3,469
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	6,500	6,752
5.625% due 04/15/2023	3,200	3,486
6.250% due 03/15/2022	3,500	3,799
Shanghai Electric Group Global Investment Ltd. 3.000% due 08/14/2019	7,780	7,782
Smithfield Foods, Inc. 2.700% due 01/31/2020	2,425	2,420
Southern Co.
2.750% due 06/15/2020	3,715	3,727
3.019% (US0003M + 0.700%) due 09/30/2020 ~	20,200	20,209
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~	12,985	13,025

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Spirit AeroSystems, Inc. 3.210% due 06/15/2021 ~		20,464	20,335
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		2,588	2,594
Suntory Holdings Ltd. 2.550% due 09/29/2019		2,110	2,109
Syngenta Finance NV
3.698% due 04/24/2020		32,992	33,227
3.933% due 04/23/2021		8,400	8,553
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022		10,700	10,643
3.800% due 11/26/2020		10,600	10,794
4.000% due 11/26/2021		14,600	15,088
Telefonica Emisiones S.A.
5.134% due 04/27/2020		17,240	17,594
5.877% due 07/15/2019		43,169	43,220
Tencent Holdings Ltd.
2.875% due 02/11/2020		1,000	1,002
3.491% due 04/11/2024 ~		33,400	33,431
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		12,900	12,465
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		36,291	36,191
2.200% due 07/21/2021		9,023	8,594
Textron, Inc. 3.095% due 11/10/2020 ~		22,100	22,100
Time Warner Cable LLC 5.000% due 02/01/2020		13,895	14,079
Toyota Industries Corp. 1.911% due 08/03/2020 (h)		600	601
Tyson Foods, Inc.
2.650% due 08/15/2019		22,345	22,349
2.972% due 08/21/2020 ~		8,831	8,831
3.070% (US0003M + 0.550%) due 06/02/2020 ~		11,500	11,513
United Technologies Corp. 3.175% due 08/16/2021 ~		34,404	34,426
VMware, Inc.
2.300% due 08/21/2020		23,520	23,458
2.950% due 08/21/2022		5,400	5,444
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020		2,200	2,195
2.450% due 11/20/2019		26,500	26,491
3.305% due 11/13/2020 ~		24,180	24,284
3.475% due 11/12/2021 ~		35,000	35,293
Volkswagen International Finance NV 4.000% due 08/12/2020		5,000	5,080
Vulcan Materials Co.
3.010% (US0003M + 0.600%) due 06/15/2020 ~		10,051	10,054
3.170% due 03/01/2021 ~		7,106	7,114
Wabtec Corp. 3.710% due 09/15/2021 ~		34,220	34,134
Woodside Finance Ltd. 4.600% due 05/10/2021		40,206	41,435
Woolworths Group Ltd. 4.000% due 09/22/2020		14,550	14,805
Xerox Corp. 5.625% due 12/15/2019		500	508
ZF North America Capital, Inc.
4.000% due 04/29/2020		32,118	32,285
4.500% due 04/29/2022		950	968
Zimmer Biomet Holdings, Inc.
3.169% due 03/19/2021 ~		21,320	21,304
4.625% due 11/30/2019		13,415	13,524
Zoetis, Inc. 2.960% due 08/20/2021 ~		21,700	21,546
			4,540,940
SPECIALTY FINANCE 0.7%
CIMIC Group Ltd.
0.000% due 07/01/2019 (d)(h)		8,600	8,600
0.000% due 07/18/2019 (d)(h)		9,000	8,989
0.000% due 07/18/2019 (d)(h)	AUD	8,100	5,682
0.000% due 08/15/2019 (d)(h)		27,651	19,348
0.000% due 08/29/2019 (d)(h)		$10,000	9,942
0.000% due 09/12/2019 (d)(h)		4,500	4,468
Lloyds Banking Group PLC
3.870% due 09/04/2019 (h)		22,467	22,475
3.870% due 09/02/2020 (h)		22,467	22,494
3.870% due 09/02/2021 (h)		22,467	22,514
			124,512
UTILITIES 6.9%
AT&T, Inc.
3.270% due 06/01/2021 ~		23,300	23,423

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

3.418% due 02/15/2023 ~	52,326	51,809
3.616% due 06/12/2024 ~	123,427	125,067
BP Capital Markets America, Inc. 3.069% due 09/19/2022 ~(j)	34,374	34,416
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020	5,700	5,710
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	15,510	15,526
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020	71,971	72,108
Duke Energy Corp.
3.028% due 05/14/2021 ~	72,400	72,599
3.101% due 03/11/2022 ~	33,700	33,880
Duke Energy Kentucky, Inc. 4.650% due 10/01/2019	2,000	2,010
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	5,240	5,466
Edison International 2.125% due 04/15/2020	17,561	17,485
Entergy Corp. 5.125% due 09/15/2020	1,901	1,947
Exelon Corp. 2.850% due 06/15/2020	300	301
Exelon Generation Co. LLC
2.950% due 01/15/2020	3,180	3,185
4.000% due 10/01/2020	3,600	3,655
5.200% due 10/01/2019	4,087	4,112
Iberdrola Finance Ireland DAC 5.000% due 09/11/2019	3,309	3,324
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	1,900	1,912
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	51,452	53,463
Majapahit Holding BV
7.750% due 01/20/2020	7,500	7,732
8.000% due 08/07/2019	2,400	2,414
Mississippi Power Co. 2.961% due 03/27/2020 ~	15,500	15,504
NextEra Energy Capital Holdings, Inc.
2.835% due 09/03/2019 ~	2,000	2,001
2.921% due 08/21/2020 ~	69,400	69,375
3.241% due 02/25/2022 ~	31,400	31,589
Optus Finance Pty. Ltd. 4.625% due 10/15/2019	2,800	2,820
Pennsylvania Electric Co. 5.200% due 04/01/2020	6,030	6,136
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	13,830	13,855
Plains All American Pipeline LP
2.600% due 12/15/2019	25,613	25,594
5.750% due 01/15/2020	22,552	22,879
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	2,949	3,007
Sempra Energy
2.847% due 07/15/2019 ~	27,585	27,586
2.860% due 03/15/2021 ~	13,667	13,614
3.097% due 01/15/2021 ~	17,744	17,691
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	9,345	9,330
2.375% due 04/12/2020	9,895	9,896
2.500% due 04/28/2020	76,298	76,305
Southern Power Co.
1.950% due 12/15/2019	4,217	4,205
2.937% due 12/20/2020 ~	57,075	57,095
Sprint Communications, Inc.
6.000% due 11/15/2022	2,100	2,194
7.000% due 03/01/2020	300	308
7.000% due 08/15/2020	900	935
Sprint Corp. 7.250% due 09/15/2021	2,900	3,088
State Grid Overseas Investment Ltd. 2.250% due 05/04/2020	1,700	1,697
Verizon Communications, Inc.
3.410% (US0003M + 1.000%) due 03/16/2022 ~	32,600	33,105
3.618% due 05/15/2025 ~	62,331	63,184
Vodafone Group PLC 3.591% due 01/16/2024 ~	117,659	118,037
WGL Holdings, Inc.
2.925% due 11/29/2019 ~	700	699

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

2.986% due 03/12/2020 ~	17,882	17,839
		1,191,112
Total Corporate Bonds & Notes (Cost $10,952,226)		10,995,913
MUNICIPAL BONDS & NOTES 0.3%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010 3.421% due 11/25/2043 •	2,871	2,886
CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2017 3.211% (US0001M) due 04/01/2047 ~	50,810	50,984
COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 2.661% (US0001M) due 09/01/2039 ~	1,540	1,552
NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.520% due 07/01/2020	500	503
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.710% (US0003M) due 10/25/2036 ~	2,892	2,874
Total Municipal Bonds & Notes (Cost $58,547)		58,799
U.S. GOVERNMENT AGENCIES 8.0%
Fannie Mae
2.208% due 01/01/2027 •	8	8
2.416% due 05/01/2021 •	3	3
2.524% due 03/25/2034 •	15	15
2.554% due 08/25/2034 •	102	101
2.560% due 03/25/2036 •	51	51
2.570% due 12/25/2036 •	72	71
2.604% due 02/25/2037 •	586	583
2.704% due 12/25/2028 •	250	250
2.724% due 06/25/2036 •	110	109
2.744% due 11/25/2036 •	88	88
2.754% due 04/25/2036 - 03/25/2044 •	312	312
2.757% due 07/25/2037 •	316	311
2.782% due 05/18/2032 •	78	78
2.794% due 03/17/2032 •	435	439
2.804% due 06/25/2032 - 09/25/2032 •	41	40
2.827% due 09/25/2042 •	210	208
2.834% due 07/25/2036 •	35	35
2.836% due 12/25/2044 •(j)	12,738	12,737
2.844% due 09/17/2027 •	2	2
2.854% due 08/25/2021 - 06/25/2042 •	1,449	1,453
2.860% due 03/25/2036	56	56
2.882% due 07/18/2027 - 05/18/2032 •	76	76
2.886% due 07/25/2044 •	5,983	5,972
2.904% due 02/25/2022 - 04/25/2042 •	194	196
2.936% due 07/25/2046 •(j)	21,551	21,540
2.944% due 07/25/2037 •	187	189
2.954% due 09/25/2041 •	1,610	1,619
2.986% due 03/25/2046 •	5,239	5,232
3.000% due 05/25/2028	15,902	1,166
3.000% due 06/25/2028 (a)	26,742	1,964
3.004% due 08/25/2022 •	1	1
3.034% due 04/25/2031 •	70	70
3.054% due 12/25/2022 •	1	1
3.130% due 09/25/2022 •	1	1
3.254% due 02/25/2023 - 07/25/2038 •	6	6
3.260% due 06/25/2037	144	147
3.304% due 04/25/2032 - 11/25/2049 •	23	24
3.404% due 11/25/2049 •	11	11
3.449% due 05/01/2036 •	776	784
3.554% due 09/25/2023 •	11	11
3.624% due 10/25/2038 •	35	36
3.682% due 06/01/2043 - 10/01/2044 •	2,173	2,189
4.010% due 09/01/2035 •	3	3
4.077% due 05/01/2036 •	16	17
4.117% due 11/01/2035 •	40	41
4.168% due 06/01/2035 •	10	10
4.175% due 09/01/2034 •	168	174
4.222% due 10/01/2035 •	14	14
4.246% due 01/01/2036 •	24	25
4.270% due 01/01/2036 •	21	22
4.315% due 07/01/2034 •	3	3

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

4.372% due 06/01/2034 •	2	2
4.413% due 08/01/2035 •	15	16
4.428% due 05/01/2035 •	26	27
4.441% due 09/01/2034 •	16	16
4.442% due 09/01/2034 •	40	41
4.446% due 07/01/2028 - 09/01/2034 •	10	11
4.465% due 06/01/2033 •	10	10
4.468% due 07/01/2035 •	18	18
4.487% due 09/01/2035 •	6	6
4.493% due 12/01/2035 •	22	23
4.517% due 05/01/2035 •	75	79
4.535% due 05/01/2034 •	24	25
4.549% due 11/01/2024 •	4	4
4.585% due 10/01/2035 •	6	6
4.600% due 02/01/2034 •	28	29
4.607% due 05/01/2038 •	1,660	1,743
4.613% due 12/01/2040 •	32	33
4.643% due 10/01/2035 •	4	4
4.673% due 07/01/2029 •	48	49
4.688% due 08/01/2029 •	274	282
4.689% due 12/01/2036 •	7	8
4.692% due 09/01/2035 •	7	7
4.717% due 12/01/2036 •	8	8
4.743% due 11/01/2034 •	73	78
4.765% due 06/01/2036 •	8	8
4.777% due 11/01/2027 •	1	1
4.780% due 08/01/2027 - 11/01/2035 •	23	24
4.788% due 01/01/2036 •	81	86
4.863% due 03/01/2036 •	20	21
4.959% due 04/01/2029 •	3	3
4.965% due 02/01/2033 •	2	2
4.993% due 06/01/2035 •	102	108
5.037% due 03/01/2036 •	23	24
5.063% due 01/01/2032 •	158	159
5.270% due 01/01/2036 •	21	22
6.500% due 10/25/2042 ~	180	205
8.198% due 06/25/2032 ~	7	7
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	471,200	481,490
4.000% due 07/01/2049 - 08/01/2049	413,400	427,121
FDIC Structured Sale Guaranteed Notes 2.902% due 11/29/2037 •	200	200
Federal Housing Administration 6.896% due 07/01/2020	10	10
Freddie Mac
1.694% due 08/25/2019 ~(a)	85,558	133
1.854% due 01/15/2038 ~(a)	16,663	1,090
2.470% due 12/25/2036 •	430	431
2.644% due 07/15/2034 •	44	44
2.744% due 07/15/2036 •	301	302
2.790% due 02/15/2038 •(j)	18,213	18,080
2.794% due 01/15/2022 - 06/15/2031 •	50	50
2.800% due 06/03/2024 - 06/05/2024	207,100	207,267
2.844% due 12/15/2031 - 09/15/2041 •	804	806
2.874% due 11/15/2036 •	30	30
2.894% due 07/15/2039 - 02/15/2041 •	1,661	1,666
2.944% due 06/15/2031 •	121	122
2.994% due 06/15/2031 - 12/15/2037 •	180	181
3.094% due 03/15/2032 •	89	91
3.190% due 03/15/2023 •	1	1
3.394% due 11/15/2033 - 10/15/2049 •	140	143
3.488% due 02/25/2045 •	797	796
3.704% due 10/25/2044 •	2,184	2,207
4.477% due 09/01/2035 •	68	72
4.500% due 08/01/2035 •	45	47
4.534% due 08/01/2035 •	10	10
4.589% due 04/01/2025 •	2	2
4.626% due 12/01/2035 •	9	10
4.685% due 07/01/2033 - 11/01/2035 •	35	37
4.699% due 10/01/2033 •	6	6
4.724% due 05/01/2034 •	18	20
4.738% due 08/01/2034 •	23	24
5.000% due 08/15/2035	1,388	1,528
6.500% due 07/25/2043	158	187
Ginnie Mae
2.794% due 02/16/2032 - 03/16/2032 •	104	104
3.057% due 04/20/2062	6,003	6,014
3.067% due 10/20/2065 •	4,082	4,095
3.167% due 02/20/2062 •(j)	27,608	27,747
3.189% due 11/20/2065 (j)	7,432	7,463
3.237% due 10/20/2066 •	3,020	3,040
3.250% due 12/20/2068 (j)	25,093	24,837
3.267% due 01/20/2066 •	5,962	6,007
3.267% due 06/20/2066 •(j)	9,365	9,440
3.309% due 05/20/2066 (j)	27,168	27,380
3.359% due 04/20/2066	4,033	4,074

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

3.359% due 11/20/2066 (j)		8,212	8,299
3.394% due 08/16/2039 •		257	264
3.417% due 12/20/2066 •		3,372	3,418
3.467% due 03/20/2066 •(j)		21,136	21,475
3.524% due 07/20/2067		4,876	4,968
3.625% (H15T1Y + 1.500%) due 05/20/2021 - 06/20/2026 ~		29	30
3.625% due 06/20/2027 - 05/20/2032 •		614	635
3.629% due 04/20/2067 •		4,939	5,031
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~		45	46
3.750% due 08/20/2027 - 08/20/2031 •		517	536
3.846% due 11/20/2067 •		1,998	2,034
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~		123	126
4.000% due 03/20/2029 - 03/20/2032 •		367	379
4.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2024 ~		1	2
4.125% due 11/20/2026 - 12/20/2033 •		271	281
NCUA Guaranteed Notes
2.769% due 12/07/2020 •		2,513	2,512
2.979% due 12/08/2020 •		2,174	2,181
Small Business Administration
4.340% due 03/01/2024		35	37
5.370% due 04/01/2028		70	75
5.490% due 03/01/2028		44	47
Total U.S. Government Agencies (Cost $1,377,257)			1,378,470
U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (l)(n)		95,549	94,817
0.625% due 04/15/2023 (l)(n)		20,367	20,611
Total U.S. Treasury Obligations (Cost $112,698)			115,428
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
280 Park Avenue Mortgage Trust 3.274% due 09/15/2034 •		12,400	12,421
Adjustable Rate Mortgage Trust 4.669% due 02/25/2035 ~		1,033	1,048
Aggregator of Loans Backed by Assets PLC 1.972% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	1,736	2,212
American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~		$1,400	1,316
2.594% due 09/25/2046 ^•		562	538
American Home Mortgage Investment Trust
4.044% due 09/25/2045 •		133	134
4.213% due 10/25/2034 •		48	48
AREIT Trust
3.251% due 02/14/2035 •		1,581	1,583
3.381% due 11/14/2035 •		21,579	21,620
Ashford Hospitality Trust 3.294% due 04/15/2035 •		8,231	8,224
Atrium Hotel Portfolio Trust 3.344% due 06/15/2035 •		17,200	17,213
BAMLL Commercial Mortgage Securities Trust
3.444% due 04/15/2036 •		11,700	11,725
3.594% due 03/15/2034 •		17,500	17,568
Banc of America Funding Trust
4.648% due 01/20/2047 ^~		82	79
4.753% due 02/20/2036 ~		681	682
Banc of America Mortgage Trust
4.479% due 02/25/2036 ^~		56	53
4.973% due 07/20/2032 ~		14	15
Bancorp Commercial Mortgage Trust
3.294% due 09/15/2035 •		4,343	4,335
3.394% due 03/15/2036 •		16,269	16,283
BCAP LLC Trust 4.000% due 03/26/2036 ~		202	201
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~		31	30
4.092% due 11/25/2034 ~		5,209	4,711
4.118% due 07/25/2033 ~		2,091	2,071
4.351% due 01/25/2035 ~		44	44
4.392% due 05/25/2047 ^~		744	706
4.487% due 08/25/2033 ~		848	863
4.677% due 11/25/2034 ~		403	402
4.761% due 01/25/2034 ~		142	147
4.886% due 01/25/2034 ~		38	40
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •		518	526
3.104% due 09/25/2034 •		722	723
4.001% due 01/25/2036 ^~		1,134	1,158
4.110% due 11/25/2036 ~		1,937	1,802
4.294% due 09/25/2035 ^~		1,783	1,504
4.625% due 05/25/2035 ~		136	139
Bear Stearns Structured Products, Inc. Trust
3.801% due 12/26/2046 ^~		2,554	2,214
4.284% due 01/26/2036 ^~		4,433	3,940

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

BX Trust
3.274% due 07/15/2034 •		10,698	10,712
3.314% due 07/15/2034 •		6,927	6,930
CGGS Commercial Mortgage Trust 3.294% due 02/15/2037 •		12,200	12,196
Chase Mortgage Finance Trust 4.239% due 03/25/2037 ^~		265	266
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.654% due 08/25/2035 •		135	136
Citigroup Commercial Mortgage Trust
3.244% due 07/15/2032 •		6,400	6,407
3.674% due 07/15/2027 •		9,345	9,347
Citigroup Mortgage Loan Trust
2.474% due 01/25/2037 •		239	222
2.570% due 08/25/2036 •		5,647	5,630
3.258% due 04/25/2066 «~		5,740	5,738
4.262% due 07/25/2046 ^~		186	173
4.291% due 09/25/2037 ^~		1,543	1,505
4.552% due 08/25/2035 ~		522	530
4.810% due 05/25/2035 •		179	183
4.970% due 10/25/2035 ^•		75	77
Citigroup Mortgage Loan Trust, Inc.
4.200% due 09/25/2035 •		21	21
5.130% due 03/25/2034 ~		42	43
Civic Mortgage LLC
3.892% due 06/25/2022 þ		525	524
4.349% due 11/25/2022 þ		5,261	5,258
CLNS Trust 3.212% due 06/11/2032 •		6,400	6,409
Commercial Mortgage Trust 3.043% due 03/10/2046 •		11,676	11,647
Core Industrial Trust
3.040% due 02/10/2034		2,372	2,427
3.077% due 02/10/2034		8,957	9,178
Countrywide Alternative Loan Trust
2.563% due 02/20/2047 ^•		3,158	2,508
2.564% due 02/25/2047 •		117	114
2.578% due 12/20/2046 ^•		2,074	1,877
2.584% due 05/25/2047 •		2,056	1,997
2.593% due 07/20/2046 ^•		1,045	828
2.594% due 09/25/2046 ^•		759	699
2.614% due 07/25/2046 •		198	193
3.504% due 12/25/2035 •		419	386
3.504% due 02/25/2036 •		253	239
4.419% due 02/25/2037 ^~		700	686
6.000% due 04/25/2037 ^		133	91
6.250% due 12/25/2033		134	138
Countrywide Home Loan Mortgage Pass-Through Trust
2.864% due 05/25/2035 •		172	160
2.984% due 04/25/2035 •		20	19
3.044% due 03/25/2035 •		229	212
4.025% due 09/25/2047 ^~		129	123
4.750% due 07/19/2031 ~		3	3
Countrywide Home Loan Reperforming REMIC Trust
2.744% due 06/25/2035 •		1,960	1,891
4.946% due 01/25/2034 ^~		10	9
Credit Suisse First Boston Mortgage Securities Corp.
3.133% due 03/25/2032 ~		33	32
4.519% due 11/25/2034 ~		266	276
4.610% due 11/25/2033 ~		924	944
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		10,793	10,921
Credit Suisse Mortgage Capital Trust
3.144% due 07/15/2032 •		15,600	15,610
3.344% due 02/15/2031 •		7,500	7,476
Dukinfield PLC 1.806% due 08/15/2045 •	GBP	2,051	2,612
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~		$220	184
FirstKey Master Funding 3.000% due 05/27/2036 ~		4,139	4,089
GMAC Mortgage Corp. Loan Trust 4.670% due 08/19/2034 ~		656	668
Gosforth Funding PLC 2.889% due 12/19/2059 •		4,593	4,590
GPMT Ltd. 3.283% due 11/21/2035 •		21,098	21,136
Great Hall Mortgages PLC
0.911% due 03/18/2039 •	GBP	2,301	2,869
0.931% due 06/18/2038 •		1,442	1,798
Great Wolf Trust 3.244% due 09/15/2034 •		$10,000	10,014
GreenPoint Mortgage Funding Trust
2.844% due 06/25/2045 •		202	192
2.864% due 06/25/2045 •		109	102
2.944% due 11/25/2045 •		286	253

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

GS Mortgage Securities Corp. Trust 3.094% due 07/15/2032 •		8,000	7,996
GS Mortgage Securities Trust
2.905% due 11/10/2049		4,200	4,256
3.648% due 01/10/2047		31,745	32,634
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		116	124
GSR Mortgage Loan Trust
4.180% due 04/25/2036 ~		197	178
4.396% due 01/25/2036 ^~		272	276
4.500% due 09/25/2035 ~		945	974
HarborView Mortgage Loan Trust
2.520% due 03/19/2037 •		651	637
2.570% due 07/19/2046 ^•		1,324	1,024
2.630% due 03/19/2036 ^•		2,473	2,347
2.830% due 05/19/2035 •		850	826
4.526% due 08/19/2036 ^~		63	61
4.656% due 04/19/2034 ~		13	13
Holmes Master Issuer PLC
2.957% due 10/15/2054 •		43,134	43,093
3.017% due 10/15/2054 •		200,000	199,917
HPLY Trust 3.394% due 11/15/2036 •		26,700	26,772
Impac CMB Trust
3.044% due 03/25/2035 •		2,768	2,750
3.304% due 10/25/2033 •		2	2
IMT Trust 3.094% due 06/15/2034 •		9,900	9,810
IndyMac Adjustable Rate Mortgage Trust
3.902% due 01/25/2032 ~		1	1
3.909% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
2.584% due 07/25/2047 •		544	465
2.594% due 09/25/2046 •		946	901
2.604% due 06/25/2046 •		474	419
2.614% due 05/25/2046 •		157	154
2.884% due 07/25/2035 •		125	125
4.290% due 12/25/2034 ~		17	17
JPMBB Commercial Mortgage Securities Trust 3.046% due 04/15/2047		321	320
JPMorgan Chase Commercial Mortgage Securities Trust
3.093% due 07/05/2032		11,398	11,667
3.304% due 06/15/2035 •		24,600	24,631
3.379% due 09/15/2050		4,300	4,465
3.394% due 06/15/2032 •		23,557	23,619
JPMorgan Mortgage Trust 3.467% due 04/25/2035 ~		1,119	1,078
Lanark Master Issuer PLC 3.295% due 12/22/2069		29,500	29,581
Liberty Funding Pty. Ltd. 2.618% due 10/10/2049 •	AUD	3,325	2,333
LMREC, Inc. 4.181% due 11/24/2031		$9,456	9,478
Luminent Mortgage Trust
2.574% due 12/25/2036 •		655	634
2.604% due 10/25/2046 •		188	185
2.764% due 12/25/2036 ^•		155	148
MASTR Adjustable Rate Mortgages Trust
2.614% due 04/25/2046 •		456	421
4.663% due 11/21/2034 ~		539	562
MASTR Alternative Loan Trust 6.000% due 08/25/2033		627	652
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.094% due 11/15/2031 •		604	611
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.834% due 12/15/2030 •		666	652
3.141% due 10/20/2029 •		426	429
3.254% due 08/15/2032 •		36	35
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •		2,741	2,679
2.654% due 11/25/2035 •		435	420
4.044% due 12/25/2032 •		4	4
Merrill Lynch Mortgage-Backed Securities Trust 4.306% due 04/25/2037 ^~		290	292
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		938	942
3.040% due 04/15/2048		3,500	3,581
Morgan Stanley Capital Trust
3.244% due 11/15/2034 •		5,400	5,398
3.394% due 05/15/2036 •		11,400	11,428
Morgan Stanley Mortgage Loan Trust
2.624% due 02/25/2047 •		890	427
4.485% due 06/25/2036 ~		56	58
MortgageIT Trust 3.144% due 12/25/2034 •		476	479

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Motel 6 Trust 3.314% due 08/15/2034 •		39,545	39,597
Natixis Commercial Mortgage Securities Trust 3.144% due 02/15/2033 •		5,900	5,862
New Residential Mortgage Loan Trust 4.500% due 05/25/2058		17,467	18,535
Nomura Resecuritization Trust
4.045% due 04/26/2037 ~		3,479	3,531
5.278% due 12/26/2036 •		3,389	3,381
OBX Trust 3.054% due 06/25/2057 •		3,191	3,181
Pepper Residential Securities Trust 2.400% due 08/13/2057 •	AUD	4,796	3,365
Permanent Master Issuer PLC
2.977% due 07/15/2058 ~		$6,500	6,504
2.977% due 07/15/2058 •		2,500	2,501
PFP Ltd.
3.274% due 07/14/2035 •		12,140	12,158
3.371% due 04/14/2036 ~		48,900	49,032
RBS Acceptance, Inc. 5.463% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust
3.399% due 08/26/2045 •		3,492	3,467
4.759% due 10/25/2035 ~		1,446	1,457
Residential Accredit Loans, Inc. Trust
2.614% due 04/25/2046 •		169	78
2.654% due 08/25/2037 •		293	280
2.704% due 08/25/2035 •		630	569
3.864% due 09/25/2045 •		370	349
Residential Asset Securitization Trust
4.646% due 12/25/2034 ~		1,333	1,336
5.750% due 02/25/2036 ^		109	77
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		13	14
Residential Mortgage Securities PLC 1.982% due 09/20/2065 •	GBP	3,396	4,336
Ripon Mortgages PLC 1.604% due 08/20/2056 •		37,266	47,280
Sequoia Mortgage Trust
2.583% due 05/20/2035 •		$2,472	2,454
3.134% due 05/20/2034 •		939	927
3.143% due 10/20/2027 •		180	175
3.808% due 01/20/2047 ^~		140	114
4.807% due 04/20/2035 ~		95	101
Silverstone Master Issuer PLC
0.000% due 01/21/2070 ~	GBP	30,400	38,691
3.148% due 01/21/2070		$5,500	5,519
Stanlington PLC 1.793% due 06/12/2046 •	GBP	2,124	2,699
Stonemont Portfolio Trust 3.233% due 08/20/2030 •		$25,699	25,718
Structured Adjustable Rate Mortgage Loan Trust
3.904% due 01/25/2035 ^•		38	36
4.329% due 08/25/2035 ~		403	409
4.566% due 02/25/2034 ~		49	51
Structured Asset Mortgage Investments Trust
2.594% due 07/25/2046 ^•		1,521	1,317
2.624% due 05/25/2036 •		4,238	4,002
2.624% due 05/25/2046 •		890	509
2.640% due 07/19/2035 •		2,381	2,362
2.664% due 03/25/2037 •		534	390
2.684% due 02/25/2036 ^•		21	20
2.864% due 05/25/2045 •		282	282
2.970% due 07/19/2034 •		9	9
3.050% due 09/19/2032 •		12	12
3.090% due 03/19/2034 •		169	169
3.090% due 04/19/2035 •		785	793
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		3	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.617% due 07/25/2032 ~		5	4
Tharaldson Hotel Portfolio Trust 3.169% due 11/11/2034 •		10,207	10,212
Thornburg Mortgage Securities Trust 4.616% due 04/25/2045 ~		88	90
Towd Point Mortgage Funding PLC
1.604% due 02/20/2045 ~	GBP	7,087	8,948
1.855% due 10/20/2051 ~		13,700	17,465
Trinity Square PLC 1.971% due 07/15/2051 •		7,541	9,631
UBS-Barclays Commercial Mortgage Trust 3.203% due 04/10/2046 •		$3,296	3,337
VMC Finance LLC 3.214% due 03/15/2035 ~		844	847
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		35	34

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

2.345% due 01/25/2047 •		163	163
2.458% due 12/25/2046 •		667	675
2.595% due 07/25/2046 •		179	172
2.595% due 08/25/2046 •		4,254	4,069
2.595% due 09/25/2046 •		297	304
2.595% due 11/25/2046 •		121	121
2.664% due 11/25/2045 •		84	85
2.674% due 12/25/2045 •		118	120
2.694% due 10/25/2045 •		804	804
2.714% due 01/25/2045 •		103	102
2.764% due 10/25/2045 •		1,337	1,317
3.184% due 01/25/2045 •		2,028	2,015
3.204% due 02/25/2047 ^•		398	385
3.234% due 01/25/2047 •		275	283
3.244% due 01/25/2047 ^•		547	529
3.264% due 04/25/2047 •		940	945
3.292% due 12/25/2046 •		1,211	1,217
3.302% due 12/25/2046 ^•		573	532
3.460% due 01/25/2037 ^~		322	300
3.492% due 05/25/2037 ^~		421	353
3.504% due 02/25/2046 •		1,473	1,506
3.504% due 08/25/2046 •		7,174	6,722
3.566% due 04/25/2037 ^~		207	191
3.683% due 12/25/2036 ^~		212	202
3.704% due 11/25/2042 •		214	210
3.847% due 09/25/2036 ^~		316	306
3.897% due 02/25/2037 ^~		476	445
3.904% due 06/25/2042 •		208	206
3.904% due 08/25/2042 •		292	286
3.961% due 02/25/2037 ^~		504	499
4.077% due 02/25/2037 ^~		1,107	1,092
4.347% due 09/25/2033 ~		869	905
4.380% due 09/25/2033 ~		294	303
4.506% due 06/25/2034 ~		860	887
4.541% due 03/25/2033 ~		39	40
Warwick Finance Residential Mortgages PLC 1.775% due 09/21/2049 •	GBP	6,603	8,410
Washington Mutual Mortgage Pass-Through Certificates Trust
3.474% due 05/25/2046 ^•		$371	322
3.941% due 02/25/2033 ~		15	15
Wells Fargo Commercial Mortgage Trust
3.125% due 12/15/2036 •		5,027	5,005
3.261% due 12/13/2031 •		10,000	9,974
3.444% due 07/15/2046 •		2,500	2,534
3.944% due 01/15/2059 •		3,500	3,597
Wells Fargo Mortgage-Backed Securities Trust
4.856% due 09/25/2034 ~		57	59
4.947% due 06/25/2035 ~		736	770
4.959% due 12/25/2034 ~		425	442
4.991% due 03/25/2036 ~		54	56
4.992% due 07/25/2036 ^~		228	232
Wells Fargo-RBS Commercial Mortgage Trust
2.954% due 08/15/2047 •		21,200	21,225
3.184% due 12/15/2045 •		27,070	27,217
3.369% due 11/15/2047		15,525	15,985
3.440% due 04/15/2045		2,200	2,249
3.594% due 06/15/2045 •		22,535	22,762
3.844% due 06/15/2044 •		13,063	13,238
Total Non-Agency Mortgage-Backed Securities (Cost $1,306,925)			1,309,402
ASSET-BACKED SECURITIES 12.7%
AASET U.S. Ltd. 3.844% due 01/16/2038		17,308	17,375
Accredited Mortgage Loan Trust 2.664% due 09/25/2036 •		8,716	8,575
ACE Securities Corp. Home Equity Loan Trust
2.464% due 10/25/2036 •		11	6
3.184% due 04/25/2034 •		20,499	20,358
Allegro CLO Ltd. 3.803% due 01/30/2026 •		7,609	7,614
Ally Master Owner Trust 2.714% due 07/15/2022 •		13,800	13,807
Amortizing Residential Collateral Trust
3.104% due 10/25/2031 •		213	211
3.104% due 08/25/2032 •		256	254
AMRESCO Residential Securities Corp. Mortgage Loan Trust 3.344% due 06/25/2029 •		99	97
Apidos CLO 3.572% due 01/19/2025 •		5,896	5,903
Arbor Realty Commercial Real Estate Notes Ltd. 3.650% due 05/15/2037 •		19,500	19,503
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	6,500	7,390
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.439% due 01/25/2034 •		$11,216	11,216

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

3.454% due 12/25/2033 •	150	152
4.285% due 12/25/2033 •	2,400	2,385
Asset-Backed Funding Certificates Trust
3.104% due 06/25/2034 •	433	432
3.379% due 06/25/2033 •	1,461	1,462
Asset-Backed Securities Corp. Home Equity Loan Trust 2.484% due 05/25/2037 •	24	17
Bank of The West Auto Trust 1.780% due 02/15/2021	278	277
Basic Asset-Backed Securities Trust 2.714% due 04/25/2036 •	776	778
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	5,430	5,476
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 «þ	6,080	6,083
3.967% due 03/28/2034 þ	6,439	6,498
4.090% due 02/28/2034 þ	2,942	3,000
4.213% due 10/29/2033 þ	1,020	1,031
Bear Stearns Asset-Backed Securities Trust
2.894% due 09/25/2035 •	6,695	6,697
3.064% due 10/25/2032 •	159	160
3.079% due 11/25/2035 ^•	972	975
3.204% due 10/27/2032 •	67	66
3.404% due 10/25/2037 •	1,197	1,206
3.404% due 11/25/2042 •	21	21
3.654% due 08/25/2037 •	464	467
Bear Stearns Second Lien Trust 3.754% due 01/25/2036 •	22,907	23,037
Benefit Street Partners CLO Ltd. 3.381% due 07/18/2027 •	2,800	2,795
Black Diamond CLO Ltd. 3.638% due 02/06/2026 •	2,316	2,316
BlueMountain CLO Ltd. 3.927% due 04/13/2027 •	18,200	18,222
Bravo Mortgage Asset Trust 2.644% due 07/25/2036 •	366	367
Brookside Mill CLO Ltd. 3.408% due 01/17/2028 •	5,000	4,976
Carrington Mortgage Loan Trust 2.864% due 06/25/2035 •	2,197	2,204
Cent CLO Ltd. 3.912% due 10/29/2025 •	704	705
Chase Funding Trust 3.044% due 08/25/2032 •	25	25
Chesapeake Funding LLC
1.910% due 08/15/2029	15,619	15,544
3.230% due 08/15/2030	29,370	29,765
CIT Group Home Equity Loan Trust 2.970% due 06/25/2033 •	20	20
Citigroup Mortgage Loan Trust 2.464% due 07/25/2045 •	306	240
Colony American Finance Ltd. 2.544% due 06/15/2048	4,655	4,638
Commonbond Student Loan Trust 2.550% due 05/25/2041	5,787	5,788
ContiMortgage Home Equity Loan Trust 2.734% due 03/15/2027 •	1	1
Countrywide Asset-Backed Certificates
3.144% due 05/25/2032 •	173	169
3.264% due 05/25/2033 •	6	6
Countrywide Asset-Backed Certificates Trust
3.204% due 10/25/2047 •	2,217	2,164
3.304% due 05/25/2036 •	555	552
Countrywide Asset-Backed Certificates Trust, Inc. 2.944% due 12/25/2034 •	6,676	6,689
Countrywide Asset-Backed Certificates, Inc. 3.229% due 03/25/2034 •	1,680	1,681
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •	2	2
Credit-Based Asset Servicing & Securitization LLC
2.524% due 07/25/2037 •	314	211
3.004% due 08/25/2035 •	4,490	4,456
Credit-Based Asset Servicing & Securitization Trust 2.464% due 11/25/2036 •	47	29
Crown Point CLO Ltd. 3.762% due 10/20/2028 •	2,950	2,944
CWHEQ Revolving Home Equity Loan Trust 2.534% due 01/15/2037 •	15	15
Dell Equipment Finance Trust 2.970% due 10/22/2020	2,399	2,406
Delta Funding Home Equity Loan Trust 3.214% due 09/15/2029 •	24	24
Dorchester Park CLO DAC 3.492% due 04/20/2028 •	8,300	8,248
Drug Royalty LP 5.637% due 07/15/2023 •	1,157	1,162

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	10,400	11,838
ECMC Group Student Loan Trust
3.240% due 02/27/2068		$23,247	23,125
3.454% due 05/25/2067 •		1,432	1,432
Edsouth Indenture LLC 3.134% due 04/25/2039 •		2,912	2,905
EFS Volunteer LLC 3.430% due 10/25/2035 •		5,516	5,487
EMC Mortgage Loan Trust 3.144% due 05/25/2040 •		34	34
Enterprise Fleet Financing LLC 3.140% due 02/20/2024		16,548	16,674
Equity One Mortgage Pass-Through Trust 3.004% due 04/25/2034 •		515	477
Evans Grove CLO Ltd. 3.441% due 05/28/2028 •		30,200	30,035
Evergreen Credit Card Trust 2.874% due 01/15/2023 •		49,100	49,261
Figueroa CLO Ltd.
3.237% due 06/20/2027 •		20,700	20,649
3.497% due 01/15/2027 •		21,698	21,681
First Franklin Mortgage Loan Trust 2.564% due 11/25/2036 •		3,504	3,439
First NLC Trust 2.474% due 08/25/2037 •		446	284
Flagship CLO Ltd. 3.451% due 01/16/2026 •		3,810	3,806
Flagship Ltd. 3.712% due 01/20/2026 •		2,073	2,074
Ford Auto Securitization Trust 2.198% due 03/15/2021	CAD	4,175	3,189
Ford Credit Floorplan Master Owner Trust 2.794% due 10/15/2023 •		$5,500	5,500
Fremont Home Loan Trust 3.139% due 01/25/2035 •		2,170	2,165
Gallatin CLO Ltd.
3.642% due 01/21/2028 •		26,100	26,076
3.647% due 07/15/2027 ~		15,000	14,991
GMF Canada Leasing Trust 2.263% due 09/21/2020	CAD	1,992	1,522
GMF Floorplan Owner Revolving Trust
2.714% due 09/15/2022 •		$19,500	19,509
3.500% due 09/15/2023		56,200	57,738
GSAA Home Equity Trust 2.674% (US0001M + 0.270%) due 07/25/2037 ~		1,837	1,790
GSAMP Trust
2.474% due 12/25/2036 •		343	202
2.664% due 06/25/2036 •		5,662	5,498
3.084% due 11/25/2034 •		31	31
3.154% due 01/25/2034 •		1,669	1,648
GSRPM Mortgage Loan Trust 2.904% due 03/25/2035 •		2,500	2,466
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		15,000	15,075
Home Equity Asset Trust
3.324% due 02/25/2033 •		1	1
3.349% due 06/25/2034 •		5,062	5,073
HSI Asset Loan Obligation Trust 2.464% due 12/25/2036 •		104	46
HSI Asset Securitization Corp. Trust
2.564% due 05/25/2037 •		172	171
2.734% due 02/25/2036 •		4,532	4,335
Jamestown CLO Ltd. 3.467% due 01/15/2028 •		20,800	20,736
JPMorgan Mortgage Acquisition Trust 2.644% due 05/25/2037 •		1,500	1,464
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		4,236	4,278
3.750% due 04/25/2059 þ		9,651	9,852
Lehman ABS Mortgage Loan Trust 2.494% due 06/25/2037 •		348	254
Lehman XS Trust 2.554% due 04/25/2037 ^•		231	222
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		41,400	41,555
Long Beach Mortgage Loan Trust
2.964% due 10/25/2034 •		359	353
3.104% due 03/25/2032 •		21	21
3.379% due 04/25/2035 •		23,800	23,960
3.424% due 08/25/2033 •		891	890
LP Credit Card ABS Master Trust 4.053% due 08/20/2024 •		43,760	43,355
Madison Park Funding Ltd. 3.922% due 04/20/2026 •		8,200	8,232

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Marlette Funding Trust
2.690% due 09/17/2029 (b)	4,000	4,002
3.060% due 07/17/2028	3,425	3,429
3.130% due 07/16/2029	30,900	31,086
3.440% due 04/16/2029	3,244	3,273
3.710% due 12/15/2028	10,744	10,855
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •	813	818
Master Credit Card Trust 2.873% due 07/21/2024 •	20,800	20,784
MASTR Asset-Backed Securities Trust
2.454% due 11/25/2036 •	60	28
2.454% due 01/25/2037 •	297	120
3.104% due 09/25/2034 •	10,301	10,276
3.184% due 02/25/2034 •	1,390	1,381
Merrill Lynch Mortgage Investors Trust
2.484% due 09/25/2037 •	6	3
2.524% due 02/25/2037 •	307	133
2.794% due 12/25/2036 •	5,971	5,979
MMAF Equipment Finance LLC 2.920% due 07/12/2021	3,669	3,678
Morgan Stanley ABS Capital, Inc. Trust
2.464% due 05/25/2037 •	142	127
2.504% due 09/25/2036 •	21	10
3.304% due 05/25/2034 •	19,921	20,101
Morgan Stanley Home Equity Loan Trust 3.394% due 05/25/2035 •	950	951
Morgan Stanley IXIS Real Estate Capital Trust 2.454% due 11/25/2036 •	9	5
Mountain Hawk CLO Ltd. 3.412% due 07/20/2024 •	4,521	4,520
Mountain View CLO Ltd. 3.397% due 10/15/2026 •	13,609	13,561
Navient Private Education Loan Trust
2.650% due 12/15/2028	8,446	8,487
2.740% due 02/15/2029	5,075	5,123
2.744% due 12/15/2059 •	4,240	4,238
Navient Private Education Refi Loan Trust 3.030% due 01/15/2043	29,939	30,227
Navient Student Loan Trust
2.754% due 03/25/2067 •	15,000	14,959
3.204% due 07/26/2066 •	17,625	17,519
3.430% due 12/15/2059	20,919	21,173
3.454% due 12/27/2066 •	23,187	23,335
3.554% due 03/25/2066 •	19,550	19,644
Nelnet Student Loan Trust
3.004% due 02/27/2051 •	6,987	6,993
3.104% due 09/27/2038 •	5,825	5,829
3.204% due 09/25/2065 •	4,281	4,293
3.254% due 02/25/2066 •	3,915	3,936
3.304% due 06/27/2067 •	85,236	84,784
4.171% due 11/25/2024 •	8,050	8,055
Neuberger Berman CLO Ltd. 3.397% due 07/15/2027 •	4,000	3,997
New Century Home Equity Loan Trust
2.584% due 05/25/2036 •	339	322
3.334% due 11/25/2034 •	2,864	2,880
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.554% due 07/25/2036 •	4,813	4,660
Northstar Education Finance, Inc. 3.104% due 12/26/2031 •	5,161	5,139
NovaStar Mortgage Funding Trust 3.064% due 01/25/2036 •	9,170	9,170
Oaktree CLO Ltd. 3.812% due 10/20/2026 •	10,638	10,650
OCP CLO Ltd. 3.397% due 07/15/2027 •	2,800	2,795
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •	9,079	9,082
OHA Credit Partners Ltd. 3.771% due 10/20/2025	12,570	12,579
OneMain Financial Issuance Trust 2.370% due 09/14/2032	21,000	20,963
Option One Mortgage Loan Trust
2.944% due 08/25/2032 •	82	81
3.064% due 05/25/2035 •	1,114	1,119
OSCAR U.S. Funding Trust
3.100% due 04/11/2022	15,000	15,086
3.150% due 08/10/2021	6,272	6,292
Palmer Square CLO Ltd. 3.368% due 08/15/2026 •	21,195	21,116
Palmer Square Loan Funding Ltd.
3.197% due 04/15/2026 •	3,138	3,126
3.247% due 07/15/2026 •	13,655	13,576
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •	585	587

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Penarth Master Issuer PLC
2.762% due 03/18/2022 •	8,500	8,500
2.932% due 09/18/2022	24,600	24,598
PFS Financing Corp. 2.944% due 04/15/2024 •	18,700	18,764
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024	8,770	8,803
RAAC Trust 2.954% due 01/25/2046 •	6,200	6,187
Renaissance Home Equity Loan Trust
2.764% due 11/25/2034 •	151	144
3.284% due 08/25/2033 •	394	396
3.404% due 12/25/2033 •	196	193
Residential Asset Mortgage Products Trust
2.964% due 06/25/2032 •	4	4
3.084% due 05/25/2035 •	6,750	6,776
Residential Asset Securities Corp. Trust 3.049% due 03/25/2035 •	2,963	2,974
RMAT LP 4.090% due 05/25/2048 þ	4,357	4,397
SBA Tower Trust 2.898% due 10/15/2044 þ	14,200	14,201
Securitized Asset-Backed Receivables LLC Trust 3.079% due 01/25/2035 •	1,410	1,402
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021	8,665	8,693
SLC Student Loan Trust
2.520% due 03/15/2027 •	22,270	22,169
2.530% due 06/15/2029 •	5,900	5,858
2.578% due 05/15/2029 •	7,419	7,279
SLM Private Education Loan Trust 2.590% due 01/15/2026	266	266
SLM Student Loan Trust
2.690% due 01/25/2027 •	5,039	5,026
2.720% due 10/25/2028 •	2,758	2,741
2.720% due 10/27/2031 •	50,751	50,234
2.730% due 10/25/2029 •	10,395	10,283
2.854% due 09/25/2043 •	13,053	12,938
2.880% due 12/15/2027 •	19,354	19,374
2.960% due 12/15/2025 •	18,728	18,733
3.054% due 12/27/2038 •	2,446	2,452
3.104% due 01/25/2029 •	5,263	5,159
3.130% due 01/25/2028 •	3,916	3,923
3.180% due 10/25/2029 •	15,800	15,716
3.330% due 04/25/2023 •	1,425	1,418
3.480% due 07/25/2023 •	3,007	3,005
4.080% due 04/25/2023 •	18,885	19,088
4.280% due 07/25/2023 •	6,092	6,169
SMB Private Education Loan Trust
2.340% due 09/15/2034	1,194	1,188
2.714% due 12/16/2024 •	6,819	6,820
3.844% due 02/17/2032 •	4,701	4,787
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	1,110	1,109
2.500% due 05/26/2026	5,340	5,345
2.770% due 05/25/2026	8,392	8,409
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027	1,290	1,290
2.900% due 05/25/2028	21,000	21,114
2.930% due 04/26/2027	2,993	2,996
3.010% due 04/25/2028	15,246	15,362
3.200% due 08/25/2027	3,669	3,681
3.240% due 02/25/2028	17,094	17,267
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	118	118
2.050% due 01/25/2041	389	388
2.720% due 10/27/2036	1,674	1,684
3.020% due 02/25/2040	1,266	1,280
3.180% due 06/15/2048	30,697	30,994
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	10,070	10,150
3.120% due 02/25/2048	8,697	8,770
Sound Point CLO Ltd.
3.472% due 07/20/2027 •	10,100	10,111
3.482% due 01/20/2028 •	26,000	25,967
Specialty Underwriting & Residential Finance Trust 3.379% due 12/25/2035 •	1,535	1,539
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036	52,398	53,030
Springleaf Funding Trust 2.680% due 07/15/2030	25,284	25,345
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •	178	179
Starwood Waypoint Homes Trust 3.344% due 01/17/2035 •	10,601	10,603

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Structured Asset Investment Loan Trust
3.094% due 06/25/2035 •		492	494
3.379% due 10/25/2033 •		22	22
Structured Asset Securities Corp. Mortgage Loan Trust 3.940% due 04/25/2035 •		595	588
Terwin Mortgage Trust 2.614% due 07/25/2037 •		1,910	1,895
THL Credit Wind River CLO Ltd. 0.000% due 01/15/2026 •(b)		20,000	20,000
Towd Point Mortgage Trust 3.404% due 05/25/2058 •		9,618	9,698
Tralee CLO Ltd. 3.702% due 10/20/2028 •		43,200	43,088
Trillium Credit Card Trust
2.734% due 02/27/2023		30,000	30,003
2.882% due 01/26/2024 •		31,400	31,468
Upstart Securitization Trust 3.450% due 04/20/2026		10,787	10,834
Utah State Board of Regents 3.154% due 01/25/2057 •		16,129	16,133
Venture CLO Ltd.
3.447% due 01/15/2028 •		10,150	10,122
3.667% due 04/15/2027		47,450	47,335
3.742% due 10/22/2031 •		5,700	5,698
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		17,702	17,787
Washington Mutual Asset-Backed Certificates Trust 2.464% due 10/25/2036 •		58	30
WhiteHorse Ltd. 3.518% due 04/17/2027 •		12,700	12,680
Total Asset-Backed Securities (Cost $2,182,828)			2,188,491
SOVEREIGN ISSUES 0.5%
Development Bank of Japan, Inc. 3.162% (US0003M + 0.570%) due 04/23/2021 ~		4,000	4,024
Export-Import Bank of India
2.750% due 04/01/2020		19,230	19,262
2.750% due 08/12/2020		19,779	19,826
3.522% due 08/21/2022 ~		35,253	35,273
3.875% due 10/02/2019		3,700	3,711
Korea Expressway Corp. 3.282% (US0003M + 0.700%) due 10/28/2019 ~		2,000	2,005
Total Sovereign Issues (Cost $84,042)			84,101
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC
2.843% due 09/24/2020 ~		33,500	33,600
3.092% due 10/26/2020 ~		35,900	36,010
			69,610
COMMERCIAL PAPER 1.0%
Campbell Soup Co. 3.100% due 08/14/2019		17,900	17,840
Encana Corp. 3.200% due 08/01/2019		20,150	20,102
Ford Motor Credit Co. LLC 3.350% due 01/21/2020		63,000	61,866
Syngenta Wilmington, Inc.
3.200% due 07/12/2019		10,000	9,989
3.280% due 07/08/2019		70,000	69,947
			179,744
REPURCHASE AGREEMENTS (i) 0.1%			11,386
SHORT-TERM NOTES 0.8%
Pagares Portador Banco Central 2.504% due 07/24/2019 (d)(e)	CLP	100,530,000	148,152
U.S. TREASURY BILLS 0.1%
2.118% due 07/16/2019 - 08/29/2019 (c)(d)(l)(n)		$18,964	18,916

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $426,184)		427,808
Total Investments in Securities (Cost $16,724,869)		16,783,006
	SHARES
INVESTMENTS IN AFFILIATES 9.3%
SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short Asset Portfolio	150,187,188	1,493,762
PIMCO Short-Term Floating NAV Portfolio III	11,269,400	111,477
Total Short-Term Instruments (Cost $1,609,640)		1,605,239
Total Investments in Affiliates (Cost $1,609,640)		1,605,239
Total Investments 106.4% (Cost $18,334,509)		$18,388,245
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $(92,739))		4,408
Other Assets and Liabilities, net (6.4)%		(1,106,828)
Net Assets 100.0%		$17,285,825

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	07/01/2019	07/10/2018	$8,600	$8,600	0.05%
CIMIC Group Ltd.	0.000	07/18/2019	07/25/2018	8,983	8,989	0.05
CIMIC Group Ltd.	0.000	07/18/2019	12/11/2018	5,822	5,682	0.03
CIMIC Group Ltd.	0.000	08/15/2019	09/26/2018	19,985	19,348	0.11
CIMIC Group Ltd.	0.000	08/29/2019	09/04/2018	9,935	9,942	0.06
CIMIC Group Ltd.	0.000	09/12/2019	09/20/2018	4,463	4,468	0.03
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	22,467	22,514	0.13
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	22,467	22,494	0.13
Lloyds Banking Group PLC	3.870	09/04/2019	05/22/2018	22,467	22,475	0.13
QNB Finance Ltd.	3.794	12/06/2021	06/20/2019	10,103	10,017	0.06
Toyota Industries Corp.	1.911	08/03/2020	08/22/2018	592	601	0.00
				$135,884	$135,130	0.78%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)       REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$11,386	U.S. Treasury Notes 2.250% due 03/31/2021	$(11,616)	$11,386	$11,388
Total Repurchase Agreements						$(11,616)	$11,386	$11,388

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.660%	06/13/2019	07/15/2019	$(49,715)	$(49,781)
	2.720	06/13/2019	07/15/2019	(108,157)	(108,304)
FOB	2.650	06/27/2019	07/26/2019	(223,808)	(223,874)
TDM	2.650	05/30/2019	TBD(3)	(102,303)	(102,544)
Total Reverse Repurchase Agreements					$(484,503)

(j)	Securities with an aggregate market value of $520,283 and cash of $302 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(690,949) at a weighted average interest rate of 2.612%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

(3)	Open maturity reverse repurchase agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2020	10,116	$1,899,623	$2,399	$193	$(676)
3-Month Canada Bankers Acceptance June Futures	06/2020	5,993	1,124,417	13,867	115	(401)
3-Month Canada Bankers Acceptance September Futures	09/2020	11,500	2,158,967	11,428	220	(768)
3-Month Euribor March Futures	03/2022	19,311	5,507,202	19,102	1,372	0
Canada Government 10-Year Bond September Futures	09/2019	2,128	232,259	(1,043)	536	(81)
U.S. Treasury 2-Year Note September Futures	09/2019	4,440	955,398	5,341	0	(174)
U.S. Treasury 10-Year Note September Futures	09/2019	2,594	331,951	6,957	81	0
U.S. Treasury 10-Year Ultra September Futures	09/2019	2,107	291,029	4,650	66	0
				$62,701	$2,583	$(2,100)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	45,657	$(11,229,339)	$(20,280)	$2,853	$0
U.S. Treasury 5-Year Note September Futures	09/2019	3,990	(471,443)	(6,748)	0	0
				$(27,028)	$2,853	$0
Total Futures Contracts				$35,673	$5,436	$(2,100)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$342,410	$(10,091)	$(18,410)	$(28,501)	$0	$(301)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	214,000	(16,032)	(349)	(16,381)	0	(190)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	1,108,300	(20,219)	(4,950)	(25,169)	0	(512)
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024	560,500	(10,500)	(1,606)	(12,106)	0	(261)
					$(56,842)	$(25,315)	$(82,157)	$0	$(1,264)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	2.500%	Annual	03/01/2020	$8,596,900	$4,234	$33,033	$37,267	$0	$(520)
Pay(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.336	Annual	03/18/2020	16,140,600	(183)	28,703	28,520	0	(837)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300	Annual	03/01/2022	6,268,600	5,999	(132,692)	(126,693)	3,643	0
Receive	3-Month USD-LIBOR	2.767	Semi-Annual	02/13/2020	899,000	(393)	(9,268)	(9,661)	0	(1)
Pay	3-Month USD-LIBOR	2.386	Quarterly	06/21/2020	10,266,000	46	(349)	(303)	1,317	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	1,064,800	(32,514)	(64,775)	(97,289)	1,708	0
						$(22,811)	$(145,348)	$(168,159)	$6,668	$(1,358)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.139%	Quarterly	05/10/2021	$2,688,190	$0	$(1,395)	$(1,395)	$0	$(126)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.136%	Quarterly	05/11/2021	1,344,000	0	(654)	(654)	0	(58)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.139%	Quarterly	05/14/2021	1,685,280	0	(906)	(906)	0	(10)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.095%	Quarterly	05/21/2022	700,300	0	341	341	165	0
					$0	$(2,614)	$(2,614)	$165	$(194)
Total Swap Agreements					$(79,653)	$(173,277)	$(252,930)	$6,833	$(2,816)

(l)	Securities with an aggregate market value of $95,484 and cash of $50,089 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	32,723		$24,879	$0	$(109)
	07/2019	EUR	11,724		13,293	0	(39)
	07/2019		$553,218	AUD	792,180	2,932	0
	08/2019	AUD	819,830		$573,953	716	(2,964)
	08/2019		$24,897	CAD	32,723	110	0
BPS	07/2019	AUD	252,370		$176,276	0	(900)
	07/2019		$20,337	EUR	18,125	273	0
	07/2019		172,413	GBP	135,934	217	0
	08/2019	GBP	135,934		$172,677	0	(222)
BRC	07/2019		1,088		1,378	0	(3)
	08/2019	MXN	224		11	0	0
BSS	07/2019	CLP	100,521,740		146,847	0	(1,546)
CBK	07/2019	AUD	356,758		246,977	0	(3,485)
	07/2019	GBP	20,628		26,210	13	0
	07/2019	JPY	47,986		440	0	(5)
	07/2019		$10,672	AUD	15,524	227	0
	07/2019		14,772	CAD	19,900	424	0
	07/2019		26,152	GBP	20,628	45	0
	08/2019	CZK	2,634		$114	0	(4)
	08/2019		$26,250	GBP	20,628	0	(13)
GLM	07/2019		88,263	CLP	59,951,332	239	0
	10/2019	MXN	38,414		$1,976	7	0
	10/2019		$1,964	MXN	38,414	2	0
	12/2019	CLP	59,951,332		$88,263	0	(251)
HUS	07/2019	EUR	494,702		553,012	0	(9,513)
	07/2019		$6,657	CAD	8,974	196	0
	10/2019	MXN	38,414		$1,962	0	(5)
	10/2019		$1,964	MXN	38,414	5	0
MYI	07/2019	AUD	8,101		$5,852	162	0
	08/2019	EUR	488,301		557,156	483	0
RBC	07/2019		$2,872	CAD	3,849	67	0
	08/2019	CAD	48,064		$36,719	0	(11)
SCX	07/2019	AUD	198,575		137,689	0	(1,721)
	07/2019	GBP	134,846		170,675	0	(573)
UAG	07/2019		$446	JPY	47,986	0	(1)
	08/2019	JPY	47,986		$447	1	0
	09/2019		$1,170	MYR	4,864	6	0
Total Forward Foreign Currency Contracts						$6,125	$(21,365)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	142,500	$(135)	$(11)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	84,600	(102)	(16)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	114,100	(107)	(29)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	61,800	(56)	(8)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	237,100	(307)	(60)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	110,900	(129)	(28)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	94,400	(95)	(14)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	82,700	(91)	(25)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	129,800	(195)	(33)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	99,800	(117)	(18)
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	40,700	(45)	(9)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	170,300	(169)	(31)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	126,000	(147)	(38)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	83,800	(84)	(15)
						$(1,779)	$(335)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.710%	07/24/2019	2,163,900	$(4,396)	$(2,546)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	07/24/2019	2,163,900	(4,395)	(5,068)
							$(8,791)	$(7,614)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$99.637	09/05/2019	226,700	$(632)	$(574)
GSC	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.594	09/05/2019	168,500	(467)	(411)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.625	09/05/2019	234,800	(716)	(589)
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.641	09/05/2019	250,000	(693)	(635)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	99.641	09/05/2019	2,900	(8)	(7)
					$(2,516)	$(2,216)
Total Written Options					$(13,086)	$(10,165)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	07/15/2019	$133,900	$0	$3,504	$3,504	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.580%	Maturity	07/16/2019	363,800	0	7,635	7,635	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.620%	Maturity	07/22/2019	129,800	0	1,445	1,445	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.610%	Maturity	08/09/2019	46,300	0	1,395	1,395	0
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	08/21/2019	250,000	0	7,559	7,559	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.600%	Maturity	09/05/2019	202,754	0	922	922	0
Total Swap Agreements								$0	$22,460	$22,460	$0

(n)	Securities with an aggregate market value of $24,175 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$37,417	$187,177	$224,594
Corporate Bonds & Notes
Banking & Finance	0	5,139,349	0	5,139,349
Industrials	0	4,540,940	0	4,540,940
Specialty Finance	0	124,512	0	124,512
Utilities	0	1,191,112	0	1,191,112
Municipal Bonds & Notes
Arkansas	0	2,886	0	2,886
California	0	50,984	0	50,984
Colorado	0	1,552	0	1,552

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2019 (Unaudited)

New Jersey	0	503	0	503
Pennsylvania	0	2,874	0	2,874
U.S. Government Agencies	0	1,378,470	0	1,378,470
U.S. Treasury Obligations	0	115,428	0	115,428
Non-Agency Mortgage-Backed Securities	0	1,303,664	5,738	1,309,402
Asset-Backed Securities	0	2,182,408	6,083	2,188,491
Sovereign Issues	0	84,101	0	84,101
Short-Term Instruments
Certificates of Deposit	0	69,610	0	69,610
Commercial Paper	0	179,744	0	179,744
Repurchase Agreements	0	11,386	0	11,386
Short-Term Notes	0	148,152	0	148,152
U.S. Treasury Bills	0	18,916	0	18,916

	$0	$16,584,008	$198,998	$16,783,006
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,605,239	$0	$0	$1,605,239

Total Investments	$1,605,239	$16,584,008	$198,998	$18,388,245

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,436	6,833	0	12,269
Over the counter	0	28,585	0	28,585

	$5,436	$35,418	$0	$40,854
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,100)	(2,816)	0	(4,916)
Over the counter	0	(31,530)	0	(31,530)

	$(2,100)	$(34,346)	$0	$(36,446)

Total Financial Derivative Instruments	$3,336	$1,072	$0	$4,408

Totals	$1,608,575	$16,585,080	$198,998	$18,392,653

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:

Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$186,901	$0	$0	$176	$0	$100	$0	$0	$187,177	$100
Corporate Bonds & Notes
Industrials	97	0	(49)	0	(1)	2	0	(49)	0	0
Non-Agency Mortgage-Backed Securities	14,093	5,740	(4,637)	0	0	20	0	(9,478)	5,738	(2)
Asset-Backed Securities	15,056	6,081	0	0	0	32	0	(15,086)	6,083	3
Totals	$216,147	$11,821	$(4,686)	$176	$(1)	$154	$0	$(24,613)	$198,998	$101

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$143,043	Proxy Pricing	Base Price	99.800 - 99.850
	44,134	Third Party Vendor	Broker Quote	99.850
Non-Agency Mortgage-Backed Securities	5,738	Proxy Pricing	Base Price	100.000
Asset-Backed Securities	6,083	Proxy Pricing	Base Price	100.000
Total	$198,998

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.2% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)	$2,000	$36
National Australia Bank Ltd. 1.375% due 07/12/2019	600	600
		636
INDUSTRIALS 0.3%
Northwest Airlines Pass-Through Trust 7.150% due 04/01/2021	872	862
UAL Pass-Through Trust 6.636% due 01/02/2024	662	704
		1,566
Total Corporate Bonds & Notes (Cost $3,200)		2,202
U.S. GOVERNMENT AGENCIES 34.0%
Fannie Mae
1.900% due 03/25/2022 •	2	2
2.000% due 10/25/2021 •	2	2
2.208% due 07/01/2027 - 11/01/2040 •	26	25
2.295% due 04/25/2023 •	4	4
2.375% due 07/01/2022 - 08/01/2032 •	6	5
2.524% due 03/25/2034 •	51	50
2.537% due 12/25/2036 •	4	4
2.570% due 12/25/2036 •	96	95
2.604% due 05/25/2035 •	15	15
2.704% due 01/25/2034 •	18	18
2.754% due 05/25/2042 •	20	20
2.782% due 05/18/2032 •	45	46
2.794% due 11/17/2030 •	1	1
2.804% due 06/25/2029 - 12/25/2033 •	47	48
2.827% due 09/25/2042 •	161	159
2.832% due 10/18/2030 •	31	31
2.844% due 05/25/2036 •	10	10
2.854% due 10/25/2030 •	27	27
2.882% due 09/17/2027 - 11/18/2030 •	60	60
2.904% due 08/25/2031 - 01/25/2033 •	61	61
2.954% due 12/25/2021 - 12/25/2030 •	22	22
2.975% due 03/25/2027 ~	22	22
3.022% due 03/25/2027 ~	45	45
3.030% due 12/25/2023 •	96	97
3.054% due 10/25/2022 - 11/25/2031 •	51	52
3.090% due 04/25/2022	0	1
3.104% due 04/25/2032 •	31	32
3.130% due 09/25/2022 •	3	3
3.154% due 05/25/2022 •	21	21
3.204% due 09/25/2020 •	2	2
3.234% due 01/25/2022 •	5	5
3.353% due 05/01/2036 •	49	51
3.404% due 12/25/2023 - 04/25/2032 •	132	135
3.449% due 05/01/2036 •	95	96
3.554% due 04/25/2023 - 10/25/2023 •	39	39
3.604% due 05/25/2022 - 01/25/2024 •	53	54
3.615% due 08/01/2024 •	2	2
3.682% due 07/01/2042 - 07/01/2044 •	420	424
3.686% due 06/01/2033 •	145	149
3.717% due 03/01/2035 •	120	127
3.732% due 09/01/2041 •	23	24
3.758% due 10/01/2034 •	69	70
3.810% due 04/01/2028 •	30	31
3.855% due 12/01/2025	114	125
3.882% due 09/01/2040 •	3	3
3.938% due 05/01/2034 •	20	21
3.965% due 10/01/2032 •	43	43
4.000% due 11/01/2036 •	152	156
4.025% due 11/01/2022 •	3	3
4.060% due 03/01/2030	446	487
4.062% due 06/01/2035 •	74	77
4.072% due 07/01/2033 •	208	208

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.077% due 05/01/2036 •	33	35
4.078% due 12/01/2032 •	94	96
4.081% due 05/01/2032 •	34	35
4.087% due 05/01/2035 •	37	38
4.090% due 05/01/2034 •	101	103
4.100% due 08/01/2028 •	118	122
4.163% due 04/01/2033 •	38	39
4.165% due 12/01/2032 •	18	18
4.181% due 07/01/2035 •	149	158
4.196% due 01/01/2035 •	57	59
4.206% due 09/01/2033 •	62	64
4.219% due 10/01/2032 •	15	16
4.231% due 09/01/2034 •	39	41
4.252% due 01/01/2035 •	3	3
4.254% due 09/01/2033 •	31	32
4.263% due 11/01/2035 •	26	26
4.268% due 07/01/2034 •	55	58
4.291% due 12/01/2034 •	10	11
4.311% due 11/01/2033 •	101	105
4.314% due 02/01/2037 •	27	28
4.315% due 01/01/2035 •	18	19
4.325% due 01/01/2033 - 04/01/2037 •	6	6
4.326% due 08/01/2033 •	2	2
4.335% due 09/01/2033 •	140	146
4.344% due 07/01/2034 •	114	118
4.357% due 11/01/2035 •	13	14
4.360% due 11/01/2035 •	27	27
4.361% due 11/01/2032 •	9	9
4.365% due 09/01/2033 •	42	43
4.371% due 07/01/2035 •	14	14
4.372% due 07/01/2035 •	12	13
4.377% due 04/01/2034 - 08/01/2035 •	134	140
4.381% due 07/01/2035 •	1	1
4.385% due 07/01/2034 •	99	102
4.389% due 06/01/2035 •	14	14
4.393% due 03/01/2034 •	251	261
4.395% due 07/01/2033 •	37	39
4.400% due 05/01/2030 •	17	17
4.402% due 05/01/2033 •	8	9
4.416% due 04/01/2035 •	5	6
4.417% due 02/01/2035 •	51	52
4.421% due 09/01/2033 •	31	32
4.427% due 09/01/2033 •	10	11
4.429% due 02/01/2035 •	11	11
4.435% due 08/25/2042 ~	24	24
4.437% due 07/01/2035 •	31	32
4.439% due 07/01/2035 •	9	10
4.445% due 04/01/2034 •	22	23
4.450% due 11/01/2034 •	57	60
4.454% due 03/01/2030 •	182	186
4.455% due 08/01/2033 •	11	11
4.464% due 07/01/2033 •	84	89
4.465% due 09/01/2034 •	128	131
4.474% due 12/01/2036 •	95	99
4.480% due 10/01/2034 •	15	15
4.485% due 12/01/2035 •	211	221
4.496% due 09/01/2036 - 07/01/2037 •	43	45
4.497% due 03/01/2035 •	142	149
4.499% due 01/01/2033 - 11/01/2033 •	211	217
4.500% due 07/01/2035 •	61	62
4.504% due 02/01/2032 •	8	8
4.507% due 11/01/2034 - 10/01/2035 •	26	27
4.508% due 07/01/2037 •	71	75
4.514% due 05/01/2036 •	59	62
4.525% due 10/01/2033 •	32	34
4.527% due 01/01/2035 •	32	34
4.530% due 11/01/2026 •	100	101
4.534% due 08/01/2035 •	31	33
4.535% due 11/01/2034 •	4	4
4.547% due 11/01/2033 •	42	43
4.563% due 11/01/2034 •	28	29
4.565% due 05/01/2035 •	96	98
4.570% due 06/01/2021 •	2	2
4.574% due 06/01/2037 - 04/01/2040 •	209	220
4.575% due 12/01/2034 •	35	37
4.580% due 11/01/2033 •	137	144
4.591% due 07/01/2033 •	4	4
4.595% due 06/01/2034 •	2	3
4.600% due 02/01/2034 •	43	45
4.607% due 02/01/2035 •	35	37
4.615% due 06/01/2027 - 10/01/2043 •	20	20
4.619% due 11/01/2031 •	20	21
4.620% due 02/01/2035 - 04/01/2036 •	268	272
4.628% due 04/01/2033 •	12	12
4.633% due 06/01/2030 •	2	2
4.634% due 12/01/2035 •	3	3

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

4.635% due 11/01/2043 •	107	110
4.637% due 01/01/2033 •	5	6
4.645% due 10/01/2033 •	160	169
4.648% due 01/01/2036 •	2	2
4.650% due 09/01/2032 •	4	4
4.659% due 04/01/2035 •	97	99
4.665% due 12/01/2035 •	18	19
4.670% due 06/01/2036 •	51	54
4.672% due 11/01/2033 •	34	36
4.673% due 07/01/2029 •	10	11
4.690% due 08/01/2037 •	344	359
4.692% due 12/01/2036 •	7	7
4.700% due 03/01/2033 - 11/01/2047 •	126	127
4.702% due 06/01/2034 •	197	199
4.718% due 01/01/2034 •	2	2
4.725% due 09/01/2035 •	35	37
4.726% due 12/01/2033 - 02/01/2034 •	101	106
4.729% due 02/01/2035 •	12	13
4.730% due 12/01/2035 •	189	193
4.731% due 04/01/2033 •	1	1
4.735% due 02/01/2034 •	163	173
4.737% due 12/01/2035 •	12	12
4.743% due 09/01/2029 - 11/01/2034 •	54	56
4.746% due 08/01/2033 •	113	116
4.747% due 01/01/2033 •	10	10
4.750% due 05/01/2032 - 01/01/2035 •	106	109
4.751% due 04/01/2036 •	1	1
4.753% due 05/01/2033 •	28	29
4.757% due 06/01/2030 •	12	12
4.766% due 08/01/2026	439	495
4.773% due 04/01/2035 •	4	4
4.775% due 11/01/2032 - 02/01/2036 •	227	238
4.776% due 04/01/2035 •	20	21
4.780% due 03/01/2034 •	13	13
4.788% due 01/01/2036 •	203	215
4.792% due 02/01/2034 •	121	127
4.795% due 12/01/2035 •	57	58
4.797% due 05/01/2037 •	196	201
4.800% due 03/01/2035 •	1	1
4.808% due 03/01/2033 •	76	77
4.809% due 05/01/2036 •	164	172
4.836% due 02/01/2035 •	35	37
4.845% due 03/01/2033 •	32	34
4.858% due 10/01/2033 •	40	41
4.872% due 01/01/2033 •	4	5
4.875% due 06/01/2034 •	7	7
4.876% due 09/01/2035 •	191	201
4.890% due 10/01/2035 •	73	72
4.900% due 03/01/2035 •	105	106
4.913% due 07/01/2026 •	146	151
4.944% due 01/01/2036 •	6	6
4.945% due 04/01/2035 •	13	13
4.947% due 12/01/2030 •	3	3
4.960% due 04/01/2035 •	1	1
5.185% due 09/01/2037 •	174	178
5.221% due 09/01/2035 •	94	101
5.230% due 04/01/2033 •	111	111
5.349% due 12/25/2042 ~	112	122
5.500% due 08/25/2020	2	2
6.000% due 02/25/2044 - 08/25/2044	39	45
6.250% due 05/25/2042	24	28
6.318% due 09/01/2024 •	220	217
6.500% due 07/25/2021 - 01/25/2044	432	487
7.000% due 02/25/2023 - 02/25/2044	32	34
7.500% due 05/01/2028 - 05/25/2042	30	35
8.000% due 08/25/2022 - 10/01/2026	56	59
9.000% due 03/25/2020	1	1
Fannie Mae UMBS
3.000% due 08/01/2028 - 04/01/2030	400	409
3.500% due 11/01/2044 - 11/01/2048	9,215	9,497
4.000% due 06/01/2048 - 12/01/2048	4,335	4,503
Fannie Mae UMBS, TBA
2.500% due 07/01/2034	3,000	3,020
3.000% due 08/01/2034 - 09/01/2049	10,000	10,166
3.500% due 08/01/2049 - 09/01/2049	54,700	55,890
4.000% due 08/01/2049	59,400	61,364
Freddie Mac
2.375% due 01/01/2030 •	23	23
2.504% due 06/25/2029 •	69	71
2.534% due 08/25/2031 •	399	397
2.678% due 12/01/2024 •	89	89
2.694% due 03/15/2036 •	3	3
2.710% due 09/25/2031 •	227	224
2.744% due 02/15/2029 - 03/15/2029 •	37	37
2.781% due 11/01/2024 •	15	15
2.794% due 07/15/2026 - 01/15/2033 •	103	101

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.804% due 05/25/2043 •	987	983
2.844% due 03/15/2024 - 08/15/2029 •	99	99
2.894% due 05/15/2023 - 01/15/2032 •	94	94
2.944% due 08/15/2029 - 03/15/2032 •	102	103
2.994% due 08/15/2022 - 12/15/2031 •	89	89
3.000% due 02/01/2048 - 09/01/2048	13,859	13,991
3.040% due 03/15/2023 •	28	28
3.094% due 04/15/2022 •	2	2
3.476% due 09/01/2030 •	134	139
3.488% due 02/25/2045 •	225	225
3.704% due 10/25/2044 •	537	543
3.780% due 09/01/2037 •	239	244
3.904% due 07/25/2044 •	2,613	2,686
4.000% due 08/01/2048	480	498
4.225% due 08/01/2033 •	16	17
4.258% due 04/01/2030 •	213	214
4.267% due 12/01/2035 •	15	16
4.375% due 11/01/2029 •	41	41
4.415% due 08/01/2035 •	104	106
4.416% due 08/01/2035 •	2	2
4.423% due 10/01/2027 •	11	11
4.450% due 07/01/2033 •	7	7
4.455% due 03/01/2035 •	24	25
4.461% due 06/01/2035 •	5	5
4.490% due 09/01/2035 - 09/01/2036 •	236	237
4.500% due 03/15/2021 - 04/15/2032	256	276
4.500% due 08/01/2035 •	103	108
4.511% due 04/01/2036 •	107	108
4.521% due 09/01/2035 •	10	10
4.534% due 08/01/2035 •	15	16
4.540% due 07/01/2036 - 01/01/2037 •	130	132
4.542% due 07/01/2035 •	3	3
4.543% due 08/01/2036 •	19	19
4.560% due 09/01/2034 •	9	9
4.565% due 07/01/2035 •	23	23
4.566% due 11/01/2036 •	2	3
4.580% due 07/01/2033 •	2	2
4.590% due 09/01/2035 •	9	9
4.598% due 09/01/2034 •	137	144
4.605% due 11/01/2036 •	274	287
4.629% due 08/01/2023 •	4	4
4.636% due 05/01/2035 •	164	173
4.675% due 06/01/2035 •	9	9
4.682% due 07/01/2037 •	85	84
4.700% due 01/01/2036 •	5	5
4.704% due 11/01/2033 •	31	33
4.705% due 12/01/2036 •	26	27
4.721% due 11/01/2033 •	79	83
4.741% due 02/01/2037 •	6	7
4.743% due 09/01/2035 •	66	70
4.750% due 04/01/2032 - 12/01/2034 •	232	244
4.778% due 04/01/2032 •	124	131
4.780% due 03/01/2036 - 11/01/2036 •	143	148
4.786% due 05/01/2033 •	1	1
4.790% due 11/01/2034 •	150	151
4.795% due 04/01/2036 •	29	29
4.829% due 12/01/2034 •	4	4
4.835% due 01/01/2036 - 08/01/2037 •	105	109
4.851% due 03/01/2036 •	108	114
4.857% due 01/01/2034 •	110	115
4.861% due 01/01/2035 •	4	5
4.863% due 04/01/2034 •	72	76
4.865% due 02/01/2036 •	2	3
4.866% due 12/01/2032 •	10	11
4.867% due 01/01/2030 - 02/01/2036 •	93	97
4.889% due 03/01/2036 •	5	5
4.891% due 03/01/2030 •	64	65
4.907% due 03/01/2032 •	46	48
4.922% due 02/01/2035 •	62	65
4.954% due 02/01/2036 •	15	16
4.975% due 01/01/2037 •	5	6
4.988% due 02/01/2036 •	16	17
4.994% due 04/01/2034 •	4	4
5.065% due 01/01/2027 •	29	29
5.212% due 03/01/2035 •	51	54
5.278% due 02/01/2035 •	97	102
5.500% due 08/15/2030 - 10/15/2032	10	11
6.000% due 01/15/2029 - 05/01/2035	32	36
6.250% due 12/15/2023	3	3
7.000% due 10/15/2022 - 07/15/2027	40	43
8.500% due 11/15/2021	14	15
Freddie Mac UMBS 4.000% due 08/01/2048 - 03/01/2049	988	1,028
Ginnie Mae
2.500% due 07/20/2045 - 12/20/2045 •	1,955	2,007
2.594% due 01/16/2031 •	2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

2.733% due 06/20/2032 •	25	25
2.794% due 02/16/2032 •	41	41
3.625% due 04/20/2033 •	46	48
3.628% due 09/20/2067	11,083	11,280
3.750% (H15T1Y + 1.500%) due 07/20/2026 ~	7	8
3.750% due 09/20/2029 - 09/20/2032 •	370	385
4.000% (H15T1Y + 1.500%) due 02/20/2025 ~	6	6
4.000% due 01/20/2027 - 01/20/2030 •	169	175
4.125% due 10/20/2029 •	365	378
Total U.S. Government Agencies (Cost $197,721)		199,036
U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (e)	4,730	5,271
Total U.S. Treasury Obligations (Cost $5,525)		5,271
NON-AGENCY MORTGAGE-BACKED SECURITIES 23.4%
Adjustable Rate Mortgage Trust
2.904% due 10/25/2035 •	4	4
4.160% due 11/25/2035 ^~	170	156
4.254% due 03/25/2035 ~	37	38
American Home Mortgage Investment Trust 4.213% due 10/25/2034 •	22	22
Ashford Hospitality Trust
3.694% due 05/15/2035 •	400	401
3.994% due 05/15/2035 •	300	301
5.144% due 05/15/2035 •	400	401
BAMLL Commercial Mortgage Securities Trust
3.594% due 03/15/2034 •	100	100
3.994% due 03/15/2034 •	3,170	3,185
Banc of America Alternative Loan Trust 6.000% due 04/25/2036	48	49
Banc of America Funding Trust
4.351% due 06/25/2034 ~	168	168
4.704% due 03/20/2035 ~	7	7
4.793% due 05/25/2035 ~	13,416	14,269
4.870% due 11/20/2035 ^~	295	284
Banc of America Mortgage Trust
3.846% due 10/25/2035 ^~	57	55
4.636% due 11/25/2033 ~	55	56
4.712% due 09/25/2033 ~	81	83
4.826% due 06/25/2034 ~	25	25
4.892% due 01/25/2034 ~	39	41
5.016% due 02/25/2034 ~	348	360
5.082% due 01/25/2035 ~	20	20
5.168% due 05/25/2033 ~	162	169
Bancorp Commercial Mortgage Trust
3.244% due 08/15/2032 •	944	943
3.594% due 08/15/2032 •	1,400	1,394
3.994% due 08/15/2032 •	1,000	998
BCAP LLC Trust 6.500% due 02/26/2036 ~	1,913	1,656
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 01/25/2035 ~	45	46
4.427% due 01/25/2035 ~	44	44
4.436% due 02/25/2033 ~	3	3
4.499% due 07/25/2034 ~	32	32
4.509% due 10/25/2033 ~	16	16
4.562% due 02/25/2034 ~	71	71
4.584% due 10/25/2033 ~	1	1
4.595% due 02/25/2034 ~	541	547
4.740% due 02/25/2033 ~	5	6
4.761% due 01/25/2034 ~	340	351
4.886% due 01/25/2034 ~	110	115
5.026% due 04/25/2033 ~	66	69
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •	379	385
2.744% due 08/25/2036 ^•	7	6
3.987% due 11/25/2036 ^~	350	294
BX Trust 3.314% due 07/15/2034 •	783	783
Chase Mortgage Finance Trust
4.167% due 12/25/2035 ^~	66	64
4.267% due 12/25/2035 ^~	47	47
4.791% due 02/25/2037 ~	657	656
Citigroup Mortgage Loan Trust
3.204% due 08/25/2035 ^•	284	266
4.810% due 05/25/2035 •	77	78
4.990% due 11/25/2035 •	147	148
Citigroup Mortgage Loan Trust, Inc.
3.744% due 08/25/2034 ~	2	2
4.680% due 09/25/2035 •	120	123
4.972% due 03/25/2034 ~	40	40

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

Countrywide Alternative Loan Trust
2.604% due 06/25/2037 •	1,321	1,292
2.985% due 08/25/2035 ~	2,104	2,093
3.943% due 06/25/2037 ~	341	37
4.271% due 10/25/2035 ^~	38	33
Countrywide Home Loan Mortgage Pass-Through Trust
2.754% due 08/25/2035 ^•	112	53
4.104% due 08/25/2034 ^~	550	514
4.126% due 06/20/2035 ~	137	140
4.280% due 11/25/2034 ~	1,865	1,883
4.512% due 12/25/2033 ~	73	76
4.667% due 02/20/2036 ^•	35	32
5.500% due 11/25/2035 ^	170	151
Credit Suisse First Boston Mortgage Securities Corp.
4.644% due 11/25/2032 ~	8	9
5.380% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.201% due 07/25/2033 ~	151	154
4.231% due 07/25/2033 ~	321	322
4.380% due 01/25/2034 ~	383	397
4.738% due 10/25/2033 ~	175	179
Exantas Capital Corp. 3.394% due 04/15/2036 •	2,400	2,408
First Horizon Alternative Mortgage Securities Trust
4.282% due 07/25/2035 ~	138	115
4.580% due 08/25/2034 ~	271	272
First Horizon Mortgage Pass-Through Trust
2.520% due 02/25/2035 •	329	316
2.674% due 02/25/2035 •	83	79
4.811% due 04/25/2035 ~	122	123
GMAC Mortgage Corp. Loan Trust 4.185% due 11/19/2035 ~	140	135
GS Mortgage Securities Corp. 3.924% due 10/10/2032	1,700	1,748
GS Mortgage Securities Corp. Trust 3.104% due 05/10/2034	2,100	2,098
GSR Mortgage Loan Trust
2.754% due 01/25/2034 •	171	168
3.919% due 06/25/2034 ~	12	12
4.086% due 06/25/2034 ~	52	52
4.300% due 03/25/2033 •	10	10
4.466% due 08/25/2034 ~	87	86
4.495% due 05/25/2035 ~	99	98
4.500% due 09/25/2035 ~	5,479	5,647
4.674% due 09/25/2034 ~	2,683	2,812
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
2.580% due 02/19/2046 •	769	774
2.830% due 05/19/2035 •	44	43
Impac CMB Trust 3.044% due 08/25/2035 •	1,311	1,302
IndyMac Adjustable Rate Mortgage Trust 3.902% due 01/25/2032 ~	20	20
IndyMac Mortgage Loan Trust
2.594% due 09/25/2046 •	420	400
3.184% due 05/25/2034 •	63	61
InTown Hotel Portfolio Trust
3.094% due 01/15/2033 •	600	600
3.444% due 01/15/2033 •	300	300
3.644% due 01/15/2033 •	400	398
4.444% due 01/15/2033 •	1,000	994
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	14
JPMorgan Chase Commercial Mortgage Securities Trust 6.144% due 05/15/2028 •	1,951	1,941
JPMorgan Mortgage Trust
4.222% due 11/25/2035 ^~	169	165
4.323% due 11/25/2033 ~	14	14
4.423% due 09/25/2034 ~	1	1
4.441% due 07/25/2035 ~	19	19
4.451% due 04/25/2035 ~	206	210
4.496% due 10/25/2035 ~	286	276
4.536% due 07/25/2035 ~	330	342
4.625% due 11/25/2033 ~	20	21
4.697% due 07/25/2035 ~	315	317
Lanark Master Issuer PLC 3.295% due 12/22/2069	2,800	2,808
MASTR Adjustable Rate Mortgages Trust
3.694% due 02/25/2034 ~	209	203
4.207% due 12/25/2033 ~	76	75
4.258% due 01/25/2034 ~	13	13
4.543% due 01/25/2036 ~	85	85
4.611% due 08/25/2034 ~	494	510
4.663% due 11/21/2034 ~	74	78
4.682% due 08/25/2034 ~	975	1,006
4.738% due 07/25/2034 ~	853	822

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

5.025% due 09/25/2033 ~	414	425
Merrill Lynch Mortgage Investors Trust
3.024% due 08/25/2028 •	55	54
3.064% due 06/25/2028 •	150	150
3.250% due 02/25/2034 ~	21	21
3.524% due 03/25/2028 •	187	189
4.344% due 04/25/2035 ~	364	356
4.453% due 02/25/2035 ~	101	103
4.523% due 09/25/2033 ~	6	6
Morgan Stanley Mortgage Loan Trust 2.724% due 01/25/2035 •	679	676
Motel 6 Trust
3.314% due 08/15/2034 •	2,378	2,381
3.584% due 08/15/2034 •	2,114	2,117
4.544% due 08/15/2034 •	176	177
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.099% due 10/25/2035 ~	33	33
Pepper Residential Securities Trust
3.330% due 11/18/2060	1,400	1,402
3.638% due 06/20/2060	3,093	3,096
Prime Mortgage Trust
2.804% due 02/25/2034 •	32	31
6.000% due 02/25/2034	13	15
Provident Funding Mortgage Loan Trust 4.484% due 05/25/2035 ~	11	12
RBSSP Resecuritization Trust 3.399% due 08/26/2045 •	180	178
Ready Captial Mortgage Financing LLC 3.404% due 03/25/2034 •	6,000	5,997
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	4	4
7.500% due 12/25/2031	348	359
Residential Asset Securitization Trust 5.250% due 04/25/2034	33	33
Residential Funding Mortgage Securities, Inc. Trust
5.101% due 02/25/2036 ^~	163	149
6.500% due 03/25/2032	10	10
Sequoia Mortgage Trust
3.005% due 03/20/2035 •	317	306
3.134% due 05/20/2034 •	747	737
3.143% due 04/20/2033 •	31	31
3.183% due 10/20/2027 •	121	119
3.865% due 07/20/2034 ~	28	28
Spirit Master Funding LLC 5.370% due 07/20/2040	9,291	9,484
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M) due 09/25/2034 ~	136	131
2.644% due 03/25/2035 •	118	112
2.844% due 08/25/2035 •	330	330
4.380% due 08/25/2034 ~	970	950
4.561% due 09/25/2034 ~	140	144
4.614% due 08/25/2034 ~	577	578
Structured Asset Mortgage Investments Trust
3.070% due 11/19/2033 •	32	31
3.070% due 05/19/2035 •	189	188
3.090% due 02/19/2035 •	2,538	2,530
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.413% due 06/25/2033 ~	1,225	1,215
4.474% due 11/25/2033 ~	42	43
4.524% due 09/25/2033 ~	26	26
4.617% due 07/25/2032 ~	1	1
4.710% due 03/25/2033 ~	314	326
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 08/25/2046 •	1,758	1,682
2.595% due 09/25/2046 •	4,243	4,349
2.664% due 11/25/2045 •	5,339	5,400
2.674% due 12/25/2045 •	2,649	2,694
2.694% due 10/25/2045 •	2,925	2,927
2.694% due 12/25/2045 •	2,308	2,324
2.984% due 07/25/2045 •	6,157	6,128
3.204% due 01/25/2045 •	1,188	1,190
3.504% due 08/25/2046 •	63	59
3.704% due 11/25/2042 •	149	146
3.904% due 08/25/2042 •	13	13
3.993% due 10/25/2035 ^~	429	192
4.100% due 09/25/2035 ~	385	391
4.264% due 08/25/2033 ~	531	507
4.486% due 10/25/2033 ~	207	214
Washington Mutual Mortgage Pass-Through Certificates Trust
3.941% due 02/25/2033 ~	13	12
4.278% due 06/25/2033 ~	23	23
4.335% due 11/25/2030 ~	147	151
4.615% due 02/25/2033 ~	23	24
7.000% due 03/25/2034	51	55
Wells Fargo Commercial Mortgage Trust
3.261% due 12/13/2031 •	2,815	2,808

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

3.511% due 12/13/2031 •	2,335	2,325
4.255% due 12/13/2031 •	160	158
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•	136	121
4.580% due 10/25/2033 ~	18	19
4.653% due 08/25/2035 ~	16	16
4.730% due 09/25/2034 ~	83	86
4.766% due 10/25/2035 ~	46	47
4.827% due 12/25/2033 ~	36	38
4.848% due 01/25/2034 ~	57	60
4.859% due 04/25/2036 ^~	7	7
4.901% due 12/25/2033 ~	84	88
4.946% due 08/25/2033 ~	104	105
4.947% due 06/25/2035 ~	42	44
4.959% due 12/25/2034 ~	322	331
4.990% due 06/25/2034 ~	31	32
4.994% due 06/25/2035 ~	30	30
5.072% due 05/25/2034 ~	8	8
5.095% due 04/25/2035 ~	83	85
6.000% due 09/25/2036 ^	28	27
Total Non-Agency Mortgage-Backed Securities (Cost $132,213)		136,942
ASSET-BACKED SECURITIES 45.4%
Accredited Mortgage Loan Trust
3.164% due 01/25/2034 •	106	105
3.274% due 01/25/2035 •	785	789
ACE Securities Corp. Home Equity Loan Trust 5.029% due 06/25/2033 ^•	215	215
Allegro CLO Ltd. 3.803% due 01/30/2026 •	1,357	1,358
American Credit Acceptance Receivables Trust 2.920% due 08/12/2021	119	119
American Express Credit Account Master Trust 2.870% due 10/15/2024	9,100	9,311
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.754% due 02/25/2033 •	646	649
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.439% due 01/25/2034 •	320	320
3.454% due 12/25/2033 •	3,486	3,527
Asset-Backed Funding Certificates Trust 3.024% due 04/25/2034 •	1,492	1,498
B2R Mortgage Trust 2.567% due 06/15/2049	2,347	2,336
Bank of The West Auto Trust 1.780% due 02/15/2021	250	250
Barings BDC Static CLO Ltd. 3.544% due 04/15/2027 •	2,400	2,400
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ	194	196
Bear Stearns Asset-Backed Securities Trust
2.814% due 12/25/2035 •	19	20
3.404% due 11/25/2042 •	197	198
3.852% due 10/25/2036 ~	1,478	1,237
Bear Stearns Second Lien Trust 3.604% due 01/25/2036 •	430	430
Business Jet Securities LLC 4.447% due 06/15/2033	2,288	2,323
California Republic Auto Receivables Trust 1.830% due 12/15/2021	1,829	1,823
Carrington Mortgage Loan Trust 2.584% due 02/25/2036 •	8	8
Cent CLO Ltd. 3.667% due 10/15/2026 •	2,900	2,900
Chesapeake Funding LLC 2.940% due 04/15/2031	4,000	4,048
College Avenue Student Loans LLC
3.280% due 12/28/2048 (a)	2,600	2,603
3.604% due 12/26/2047 •	1,120	1,120
4.130% due 12/26/2047	1,539	1,626
Conseco Finance Corp. 6.240% due 12/01/2028	30	30
Countrywide Asset-Backed Certificates Trust, Inc.
2.864% due 09/25/2034 •	47	47
2.944% due 12/25/2034 •	2,492	2,497
Credit Suisse First Boston Mortgage Securities Corp. 4.054% due 05/25/2043 •	782	782
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	592	616
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 10/25/2033	3	3
Discover Card Execution Note Trust 3.040% due 07/15/2024	900	922
Dryden Senior Loan Fund 3.497% due 10/15/2027 •	5,100	5,094

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

DT Auto Owner Trust 3.080% due 09/15/2022	7,536	7,564
Enterprise Fleet Financing LLC 3.140% due 02/20/2024	3,537	3,564
EquiFirst Mortgage Loan Trust 3.519% due 09/25/2033 •	89	88
Exeter Automobile Receivables Trust
2.930% due 07/15/2022	2,335	2,341
3.200% due 04/15/2022	6,677	6,700
Flagship Credit Auto Trust
2.830% due 10/16/2023	3,407	3,426
3.110% due 08/15/2023	8,652	8,733
3.410% due 05/15/2023	2,466	2,493
Flatiron CLO Ltd. 3.748% due 01/17/2026 •	1,856	1,856
Ford Credit Auto Owner Trust 2.120% due 07/15/2026	5,500	5,491
Fremont Home Loan Trust 3.424% due 06/25/2035 •	314	316
GLS Auto Receivables Issuer Trust
3.060% due 04/17/2023	29,188	29,360
3.370% due 01/17/2023	1,809	1,825
GLS Auto Receivables Trust 3.250% due 04/18/2022	3,230	3,238
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	1,400	1,418
2.900% due 04/15/2026	3,500	3,578
GSAMP Trust 3.254% due 01/25/2045 •	1,078	1,088
GSRPM Mortgage Loan Trust 2.914% due 03/25/2035 •	1,092	1,092
Hertz Fleet Lease Funding LP 3.512% due 04/10/2030 •	559	559
Home Equity Asset Trust 3.004% due 11/25/2032 •	8	8
Home Equity Mortgage Loan Asset-Backed Trust 2.924% due 10/25/2035 •	1,600	1,542
Home Equity Mortgage Trust 5.821% due 04/25/2035 þ	93	93
HSI Asset Securitization Corp. Trust 2.454% due 10/25/2036 •	8	4
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	764	810
JPMorgan Mortgage Acquisition Corp. 2.834% due 12/25/2035 •	1,607	1,612
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	628	641
Lehman XS Trust 2.554% due 04/25/2037 ^•	897	863
Long Beach Mortgage Loan Trust
2.964% due 10/25/2034 •	736	724
3.104% due 03/25/2032 •	20	21
3.259% due 07/25/2034 •	303	302
Marlette Funding Trust
3.060% due 07/17/2028	450	450
3.130% due 07/16/2029	2,700	2,716
3.440% due 04/16/2029	8,383	8,456
Merrill Lynch Mortgage Investors Trust 3.424% due 07/25/2035 •	349	353
Morgan Stanley Dean Witter Capital, Inc. Trust 3.754% due 02/25/2033 •	127	127
Mountain View CLO Ltd. 3.417% due 10/13/2027 •	1,100	1,096
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Student Loan Trust 3.204% due 07/26/2066 •	3,851	3,828
Nelnet Student Loan Trust
3.204% due 09/25/2065 •	4,187	4,199
3.304% due 06/27/2067 •	5,712	5,682
Octagon Investment Partners Ltd. 3.447% due 07/15/2027 •	900	898
Option One Mortgage Loan Trust Asset-Backed Certificates 3.044% due 07/25/2033 •	156	155
OSCAR U.S. Funding Trust
2.902% due 04/12/2021 •	1,067	1,068
2.910% due 04/12/2021	356	356
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.439% due 02/25/2035 •	798	802
Prestige Auto Receivables Trust 2.970% due 12/15/2021	3,085	3,092
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024	433	435
Renaissance Home Equity Loan Trust
3.104% due 08/25/2032 •	10	9
3.590% due 09/25/2037	3,809	2,118

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	1,173	818
Residential Asset Securities Corp. Trust 5.120% due 12/25/2033 ~	466	497
Santander Drive Auto Receivables Trust 3.490% due 05/17/2021	1,544	1,547
SLC Student Loan Trust
2.510% due 09/15/2026 •	2,793	2,787
2.520% due 03/15/2027 •	826	824
SLM Private Credit Student Loan Trust 2.960% due 12/16/2030 •	949	949
SLM Private Education Loan Trust 2.500% due 03/15/2047	1,761	1,761
SMB Private Education Loan Trust 2.490% due 06/15/2027	1,030	1,032
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,175	2,177
2.770% due 05/25/2026	2,298	2,303
3.260% due 08/25/2025	629	635
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027	553	553
2.930% due 04/26/2027	1,496	1,498
3.010% due 04/25/2028	1,684	1,696
3.280% due 09/15/2023	131	131
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	1,544	1,541
1.720% due 09/25/2040	1,119	1,116
1.750% due 07/25/2040	1,372	1,368
1.860% due 11/26/2040	2,337	2,324
2.340% due 04/25/2033	3,660	3,657
2.390% due 02/25/2042	877	878
2.490% due 01/25/2036	3,210	3,218
2.630% due 07/25/2040	5,628	5,629
2.740% due 05/25/2040	4,877	4,879
2.780% due 08/17/2048	9,317	9,380
SoFi Professional Loan Program Trust 3.120% due 02/25/2048	372	375
Soundview Home Loan Trust 3.704% due 11/25/2033 •	62	63
Spirit Master Funding LLC 5.760% due 03/20/2041	9,210	9,566
Springleaf Funding Trust 2.680% due 07/15/2030	5,240	5,253
Towd Point Mortgage Trust 3.404% due 05/25/2058 •	935	942
Tralee CLO Ltd. 3.622% due 10/20/2027 •	5,200	5,201
Tricon American Homes Trust
2.716% due 09/17/2034	1,496	1,500
2.916% due 09/17/2034	1,100	1,102
3.215% due 09/17/2034	100	101
Trillium Credit Card Trust 3.038% due 01/26/2024	5,000	5,062
TruPS Financials Note Securitization Ltd. 3.957% due 09/20/2039 •	3,778	3,740
Westlake Automobile Receivables Trust 2.240% due 12/15/2020	1,044	1,043
Total Asset-Backed Securities (Cost $265,611)		265,736
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		743
Total Short-Term Instruments (Cost $743)		743
Total Investments in Securities (Cost $605,013)		609,930
	SHARES
INVESTMENTS IN AFFILIATES 18.1%
SHORT-TERM INSTRUMENTS 18.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio III	10,741,866	106,259
Total Short-Term Instruments (Cost $106,196)		106,259
Total Investments in Affiliates (Cost $106,196)		106,259
Total Investments 122.3% (Cost $711,209)		$716,189
Financial Derivative Instruments (d)(f) 0.2%(Cost or Premiums, net $(2,258))		990

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (22.5)%	(131,494)
Net Assets 100.0%	$585,685

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$743	U.S. Treasury Notes 2.250% due 03/31/2021	$(760)	$743	$743
Total Repurchase Agreements						$(760)	$743	$743

(1)	Includes accrued interest.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	273	$34,935	$753	$9	$0
Total Futures Contracts				$753	$9	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$900	$(4)	$5	$1	$0	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	21,400	343	(173)	170	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	273	(150)	123	6	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(1,022)	(1,921)	31	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	(839)	191	32	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(118)	83	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	13,100	(972)	(257)	(1,229)	23	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	7,600	(261)	(551)	(812)	42	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,400	168	(248)	(80)	8	0
Total Swap Agreements						$(121)	$(3,353)	$(3,474)	$152	$0

(e)	Securities with an aggregate market value of $1,940 and cash of $285 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	$98.625	09/05/2019	3,500	$(7)	$(3)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.625	09/05/2019	3,500	(6)	(8)
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	98.625	09/05/2019	3,500	(7)	(4)
	Call - OTC Fannie Mae UMBS, TBA 3.000% due 09/01/2049	101.625	09/05/2019	3,500	(5)	(8)
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	101.035	08/06/2019	900	(2)	0
Total Written Options					$(27)	$(23)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,488	$(214)	$314	$100	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,896	(659)	908	249	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	900	(6)	5	0	(1)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,212	(71)	108	37	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	936	289	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,010	11	6	17	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	220	37	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,573	(185)	268	83	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,584	(95)	134	39	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(39)	53	14	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	8,300	(18)	5	0	(13)
Total Swap Agreements						$(2,110)	$2,962	$866	$(14)

(1)	Notional Amount represents the number of contracts.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$636	$0	$636
Industrials	0	1,566	0	1,566
U.S. Government Agencies	0	199,036	0	199,036
U.S. Treasury Obligations	0	5,271	0	5,271
Non-Agency Mortgage-Backed Securities	0	136,942	0	136,942
Asset-Backed Securities	0	265,736	0	265,736
Short-Term Instruments
Repurchase Agreements	0	743	0	743
	$0	$609,930	$0	$609,930
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106,259	$0	$0	$106,259
Total Investments	$106,259	$609,930	$0	$716,189
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	152	0	161
Over the counter	0	866	0	866
	$9	$1,018	$0	$1,027
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2019 (Unaudited)

Over the counter	$0	$(37)	$0	$(37)
Total Financial Derivative Instruments	$9	$981	$0	$990
Totals	$106,268	$610,911	$0	$717,179

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,200	$1,198
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		873	873
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		2,600	2,598
Total Loan Participations and Assignments (Cost $4,665)			4,669
CORPORATE BONDS & NOTES 10.9%
BANKING & FINANCE 7.1%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,262
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(e)(f)	EUR	2,000	2,341
Banco del Estado de Chile 4.125% due 10/07/2020		$1,800	1,838
Bank of Ireland 7.375% due 06/18/2020 •(e)(f)	EUR	400	481
Barclays Bank PLC
7.625% due 11/21/2022 (f)		$1,000	1,093
10.179% due 06/12/2021		2,800	3,169
Barclays PLC
3.200% due 08/10/2021		1,100	1,108
3.905% (US0003M + 1.380%) due 05/16/2024 ~		3,400	3,352
4.610% due 02/15/2023 •		3,100	3,214
4.972% due 05/16/2029 •		1,400	1,494
6.500% due 09/15/2019 •(e)(f)	EUR	1,000	1,151
7.125% due 06/15/2025 •(e)(f)	GBP	1,700	2,259
8.000% due 12/15/2020 •(e)(f)	EUR	600	739
8.000% due 06/15/2024 •(e)(f)		$2,000	2,099
Citigroup, Inc.
3.543% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,521
4.044% due 06/01/2024 •		1,000	1,057
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	1,400	1,659
6.625% due 06/29/2021 •(e)(f)		1,200	1,514
6.875% due 03/19/2020 (f)		2,600	3,103
Credit Suisse Group AG 7.500% due 07/17/2023 •(e)(f)		$1,600	1,719
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		600	627
Danske Bank A/S 3.496% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,361
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,823
4.250% due 10/14/2021		4,500	4,560
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,342
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,500	1,506
3.273% (US0003M + 0.930%) due 09/24/2020 ~		2,900	2,898
3.365% (US0003M + 0.830%) due 08/12/2019 •		7,400	7,402
3.592% (US0003M + 1.000%) due 01/09/2020 ~		2,100	2,104
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,815
HSBC Holdings PLC
3.000% due 05/29/2030 •	GBP	2,700	3,531
3.120% (US0003M + 0.600%) due 05/18/2021 ~		$1,600	1,602
3.400% due 03/08/2021		700	711
3.520% (US0003M + 1.000%) due 05/18/2024 ~		600	602
4.292% due 09/12/2026 •		1,300	1,383
4.300% due 03/08/2026		600	645
4.750% due 07/04/2029 •(e)(f)	EUR	2,200	2,633
5.875% due 09/28/2026 •(e)(f)	GBP	1,600	2,138
6.500% due 03/23/2028 •(e)(f)		$1,100	1,154
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		3,400	3,408
3.482% (US0003M + 0.890%) due 07/23/2024 ~		3,100	3,111
3.797% due 07/23/2024 •		1,200	1,259
6.053% (US0003M + 3.470%) due 07/30/2019 ~(e)		1,800	1,799

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		2,300	2,302
4.050% due 08/16/2023		2,600	2,715
4.550% due 08/16/2028		2,500	2,699
7.500% due 09/27/2025 •(e)(f)		900	947
Morgan Stanley 3.981% (US0003M + 1.400%) due 10/24/2023 ~		400	408
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,000	997
3.247% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,692
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 •	EUR	1,000	1,182
3.899% (US0003M + 1.550%) due 06/25/2024 ~		$2,400	2,397
4.519% due 06/25/2024 •		1,500	1,563
4.892% due 05/18/2029 •		3,500	3,739
5.076% due 01/27/2030 •		1,500	1,627
7.500% due 08/10/2020 •(e)(f)		200	206
8.625% due 08/15/2021 •(e)(f)		200	216
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,400	2,550
Santander UK PLC 2.875% due 06/18/2024		4,200	4,223
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,255
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	405
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (e)	EUR	480	669
UBS AG 5.125% due 05/15/2024 (f)		$3,300	3,507
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	403
3.468% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,205
4.125% due 09/24/2025		500	534
UniCredit SpA
6.572% due 01/14/2022		1,900	2,020
7.830% due 12/04/2023		4,400	5,030
Wells Fargo & Co. 6.180% (US0003M + 3.770%) due 09/15/2019 ~(e)		1,900	1,913
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	4,250
			144,241
INDUSTRIALS 2.5%
Allergan Funding SCS 3.450% due 03/15/2022		$1,500	1,532
Allergan Sales LLC 4.875% due 02/15/2021		233	240
BAT Capital Corp.
2.764% due 08/15/2022		700	702
3.222% due 08/15/2024		300	303
3.398% (US0003M + 0.880%) due 08/15/2022 ~		800	802
Charter Communications Operating LLC
3.579% due 07/23/2020		1,700	1,715
4.229% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,019
4.464% due 07/23/2022		500	525
4.908% due 07/23/2025		2,300	2,498
CSN Resources S.A. 7.625% due 02/13/2023		1,500	1,588
Daimler Finance North America LLC 3.400% due 02/22/2022		2,500	2,551
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		3,600	3,617
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,304
GATX Corp. 3.285% (US0003M + 0.720%) due 11/05/2021 ~		2,500	2,490
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,713
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	3,809
Imperial Brands Finance PLC 2.950% due 07/21/2020		1,900	1,905
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,260
Kraft Heinz Foods Co. 3.500% due 07/15/2022		$100	102
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		1,700	1,702
Micron Technology, Inc. 5.327% due 02/06/2029		1,700	1,801
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,728
Reynolds American, Inc. 4.000% due 06/12/2022		$100	104

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Sands China Ltd.
5.125% due 08/08/2025		2,900	3,116
5.400% due 08/08/2028		2,200	2,394
SASOL Financing USA LLC 5.875% due 03/27/2024		500	542
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		680	679
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~		100	100
Tesco PLC 6.125% due 02/24/2022	GBP	100	142
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~		$400	400
3.650% due 08/16/2023		1,600	1,676
3.950% due 08/16/2025		400	432
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		1,700	1,753
			50,244
UTILITIES 1.3%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		5,600	5,629
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,238
3.616% (US0003M + 1.180%) due 06/12/2024 ~		3,700	3,749
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		2,100	2,106
FirstEnergy Corp. 2.850% due 07/15/2022		800	811
Petrobras Global Finance BV
5.299% due 01/27/2025		106	113
5.999% due 01/27/2028		2,451	2,609
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~		2,500	2,490
Southern Power Co. 2.937% (US0003M + 0.550%) due 12/20/2020 ~		2,700	2,701
Sprint Corp. 7.250% due 09/15/2021		600	639
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~		1,600	1,622
			26,707
Total Corporate Bonds & Notes (Cost $215,987)			221,192
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		100	162
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	131
			293
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		300	407
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		450	536
7.750% due 01/01/2042		102	115
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	258
			1,316
NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	157
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030		1,000	1,244
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		490	495
Total Municipal Bonds & Notes (Cost $2,818)			3,505
U.S. GOVERNMENT AGENCIES 26.7%
Fannie Mae
2.310% due 08/01/2022		100	100
2.537% due 12/25/2036 •		16	16

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

2.754% due 07/25/2037 - 03/25/2044 •	93	93
2.784% due 07/25/2037 •	35	35
2.804% due 09/25/2035 •	78	78
2.814% due 09/25/2035 •	147	148
2.960% due 05/01/2022	3,700	3,775
3.124% due 06/25/2037 •	219	222
3.134% due 06/25/2040 •	294	298
3.154% due 01/25/2040 •	571	580
3.155% due 05/01/2022	855	875
3.449% due 05/01/2036 •	1	1
3.682% due 07/01/2044 •	12	12
3.750% due 07/25/2042	5,403	5,951
4.241% due 12/01/2036 •	4	5
4.356% due 08/01/2033 •	10	11
4.393% due 05/25/2035	7	7
4.421% due 09/01/2033 •	27	29
4.860% due 01/01/2036 •	19	20
5.000% due 04/25/2033	2	2
5.100% due 09/01/2034 •	2	2
5.164% due 06/01/2033 •	107	112
Fannie Mae UMBS
3.500% due 12/01/2047 - 08/01/2048	75,181	77,330
4.000% due 10/01/2047	19,900	20,804
5.500% due 03/01/2034 - 07/01/2035	103	114
6.000% due 08/01/2036 - 02/01/2038	109	123
6.500% due 10/01/2035 - 10/01/2036	154	172
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	78,100	79,803
4.000% due 07/01/2049 - 08/01/2049	320,100	330,705
FDIC Structured Sale Guaranteed Notes 2.902% due 11/29/2037 •	78	78
Freddie Mac
2.964% due 06/15/2041 •	93	93
3.094% due 08/15/2037 •	132	134
3.104% due 10/15/2037 •	25	25
3.114% due 05/15/2037 - 09/15/2037 •	155	157
3.488% due 02/25/2045 •	14	14
4.000% due 05/01/2049	9,345	9,678
4.500% due 03/01/2029	38	40
4.980% due 03/01/2034 •	52	55
5.500% due 08/15/2030 - 07/01/2038	29	32
Ginnie Mae
3.500% due 11/20/2044 •	3,477	3,552
4.000% due 03/20/2027 •	1	1
5.000% due 04/15/2036 - 09/15/2039	1,415	1,558
Ginnie Mae, TBA 5.000% due 07/01/2049 - 08/01/2049	6,000	6,272
Small Business Administration 5.520% due 06/01/2024	58	61
Total U.S. Government Agencies (Cost $539,046)		543,173
U.S. TREASURY OBLIGATIONS 32.6%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	657
3.000% due 02/15/2049	22,200	24,351
4.375% due 05/15/2040	8,200	10,913
4.625% due 02/15/2040 (k)	5,900	8,096
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (i)	14,230	14,100
0.125% due 01/15/2022 (i)	62,878	62,496
0.125% due 04/15/2022 (i)	167,362	166,080
0.125% due 07/15/2022	22,110	22,049
0.375% due 07/15/2027	4,700	4,746
0.625% due 07/15/2021	15,644	15,744
0.625% due 01/15/2026	3,075	3,150
1.000% due 02/15/2048	17,614	18,554
1.125% due 01/15/2021	10,746	10,831
1.750% due 01/15/2028	1,220	1,368
2.375% due 01/15/2027	3,421	3,953
U.S. Treasury Notes
1.625% due 02/15/2026	4,000	3,940
1.750% due 05/15/2023 (k)	2,140	2,141
2.125% due 09/30/2021 (k)	2,200	2,218
2.250% due 12/31/2023 (i)(k)	6,300	6,434
2.625% due 12/31/2025	15,300	16,017
2.625% due 02/15/2029	170,000	179,194
2.750% due 02/15/2024 (i)(k)	4,700	4,907
3.000% due 09/30/2025	38,100	40,686
3.000% due 10/31/2025 (k)	38,100	40,708
Total U.S. Treasury Obligations (Cost $644,337)		663,333
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	33	34

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Banc of America Funding Trust
4.648% due 01/20/2047 ^~		82	79
4.793% due 05/25/2035 ~		36	39
Bear Stearns Adjustable Rate Mortgage Trust
4.761% due 01/25/2034 ~		26	27
5.021% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust
2.744% due 08/25/2036 ^•		1,786	1,963
4.294% due 09/25/2035 ^~		45	38
4.625% due 05/25/2035 ~		199	202
ChaseFlex Trust 2.704% due 07/25/2037 •		493	444
Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 06/25/2033 þ		2	2
Citigroup Mortgage Loan Trust 4.820% due 10/25/2035 •		11	11
Countrywide Alternative Loan Trust
2.524% due 06/25/2036 •		2,320	2,206
2.584% due 05/25/2047 •		249	241
2.593% due 03/20/2046 •		4,635	4,296
2.613% due 05/20/2046 ^•		105	89
4.064% due 08/25/2035 •		7,394	7,305
6.000% due 10/25/2033		10	11
6.000% due 12/25/2034		4,538	4,479
6.000% due 12/25/2035 ^		3,325	3,217
Countrywide Home Loan Mortgage Pass-Through Trust
4.285% due 02/20/2035 ~		69	70
4.592% due 02/20/2036 ^•		26	23
Credit Suisse Mortgage Capital Certificates 3.671% due 02/27/2037 ~		252	253
First Horizon Mortgage Pass-Through Trust 4.518% due 08/25/2035 ~		37	31
Grifonas Finance PLC 0.050% due 08/28/2039 •	EUR	183	194
GSMPS Mortgage Loan Trust 2.754% due 01/25/2036 •		$2,225	1,952
GSR Mortgage Loan Trust
3.919% due 06/25/2034 ~		39	39
4.440% due 11/25/2035 ~		35	36
4.470% due 11/25/2035 ^~		145	138
6.000% due 03/25/2037 ^		29	25
HarborView Mortgage Loan Trust 2.830% due 05/19/2035 •		1,212	1,178
Impac CMB Trust 3.404% due 07/25/2033 •		13	13
IndyMac Mortgage Loan Trust
2.594% due 09/25/2046 •		312	297
3.024% due 06/25/2034 •		126	127
JPMorgan Mortgage Trust
4.313% due 11/25/2035 ^~		95	89
4.697% due 07/25/2035 ~		633	660
4.700% due 08/25/2034 ~		503	528
5.750% due 01/25/2036 ^		31	25
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •		54	52
2.654% due 11/25/2035 •		23	22
4.044% due 12/25/2032 •		1	1
4.453% due 02/25/2035 ~		559	568
Prime Mortgage Trust 2.804% due 02/25/2034 •		7	6
Residential Accredit Loans, Inc. Trust
2.574% due 01/25/2037 •		2,357	2,225
2.589% due 08/25/2036 •		657	618
Structured Adjustable Rate Mortgage Loan Trust 4.329% due 08/25/2035 ~		50	51
Structured Asset Mortgage Investments Trust 2.640% due 07/19/2035 •		263	261
Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•		419	391
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	5,200	6,629
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		$25	25
2.694% due 10/25/2045 •		25	25
2.774% due 05/25/2034 •		2,039	1,856
3.504% due 02/25/2046 •		104	107
3.704% due 11/25/2042 •		15	14
3.819% due 07/25/2037 ^~		9,011	8,430
3.904% due 08/25/2042 •		9	9
Washington Mutual Mortgage Pass-Through Certificates Trust
3.334% due 11/25/2046 •		8,348	7,791
Wells Fargo Mortgage-Backed Securities Trust
4.986% due 01/25/2035 ~		37	38
4.991% due 03/25/2036 ~		54	56

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

5.008% due 07/25/2036 ^~		466	475
Total Non-Agency Mortgage-Backed Securities (Cost $54,310)			60,012
ASSET-BACKED SECURITIES 7.8%
ACE Securities Corp. Home Equity Loan Trust 2.534% due 12/25/2036 •		5,949	3,850
Allegro CLO Ltd. 3.803% due 01/30/2026 •		464	465
Argent Securities Trust 2.674% due 05/25/2036 •		6,554	2,548
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.784% due 02/25/2036 •		1,436	1,175
Asset-Backed Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2035 •		300	301
Bayview Financial Asset Trust 2.927% due 03/25/2037 •		665	633
Bear Stearns Asset-Backed Securities Trust
3.354% due 10/25/2037 •		2,576	2,541
3.566% due 10/25/2036 ~		269	185
CIFC Funding Ltd. 3.440% due 10/25/2027 •		2,200	2,189
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		2,731	2,770
Citigroup Mortgage Loan Trust, Inc. 2.664% due 03/25/2037 •		1,338	1,239
Countrywide Asset-Backed Certificates
2.534% due 12/25/2036 ^•		2,076	1,955
2.544% due 05/25/2037 •		4,067	3,910
2.544% due 07/25/2037 ^•		5,723	5,094
2.544% due 06/25/2047 ^•		1,174	1,058
2.554% due 04/25/2047 ^•		331	321
2.604% due 08/25/2036 •		2,970	2,960
2.604% due 02/25/2037 •		1,145	1,054
2.654% due 06/25/2047 •		1,600	1,520
2.664% due 12/25/2036 ^•		5,200	5,089
Countrywide Asset-Backed Certificates Trust
2.554% due 02/25/2037 •		83	83
2.564% due 03/25/2037 •		317	315
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •		7	7
Credit-Based Asset Servicing & Securitization Trust 2.654% due 07/25/2036 •		2,000	1,946
First NLC Trust 2.894% due 02/25/2036 •		14,622	10,024
Fremont Home Loan Trust 2.464% due 01/25/2037 •		8	5
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		582	582
HSI Asset Securitization Corp. Trust 2.554% due 12/25/2036 •		9,793	7,872
JPMorgan Mortgage Acquisition Trust
2.539% due 07/25/2036 •		1,581	1,272
2.614% due 03/25/2037 •		1,504	1,505
Long Beach Mortgage Loan Trust
2.964% due 10/25/2034 •		12	12
3.164% due 08/25/2045 •		4,126	4,164
MASTR Asset-Backed Securities Trust 2.504% due 11/25/2036 •		10,634	7,416
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 02/25/2037 •		3,588	3,301
2.554% due 06/25/2036 •		2,147	1,411
2.584% due 02/25/2037 •		1,722	821
2.619% due 03/25/2037 •		10,816	5,476
2.634% due 09/25/2036 •		940	537
3.334% due 07/25/2035 •		4,500	4,503
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		861	861
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		305	305
OHA Credit Partners Ltd. 3.771% due 10/20/2025		267	268
RAAC Trust 2.884% due 03/25/2037 •		383	384
Residential Asset Securities Corp. Trust
2.844% due 12/25/2035 •		10,019	9,770
2.874% due 11/25/2035 •		13,000	12,636
Saxon Asset Securities Trust 2.854% due 11/25/2037 •		3,580	3,495
Securitized Asset-Backed Receivables LLC Trust
2.494% due 05/25/2037 •		14,400	9,209
2.654% due 05/25/2036 •		3,407	2,230
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		21	21
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	76	87

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Soundview Home Loan Trust
3.244% due 08/25/2035 ^•		$2,989	2,782
3.484% due 07/25/2035 •		3,290	3,351
Structured Asset Investment Loan Trust 2.554% due 09/25/2036 •		1,219	1,177
Structured Asset Securities Corp. Mortgage Loan Trust
2.724% due 05/25/2037 •		287	287
2.744% due 02/25/2036 •		1,575	1,580
3.140% due 04/25/2031		4,830	4,747
Telos CLO Ltd. 3.538% due 04/17/2028 •		2,700	2,695
TICP CLO Ltd. 3.432% due 04/20/2028 •		1,800	1,793
Venture CLO Ltd. 3.417% due 04/15/2027 •		9,600	9,586
Total Asset-Backed Securities (Cost $146,381)			159,373
SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
3.750% due 12/31/2038 þ		9,150	5,376
5.875% due 01/11/2028		4,300	3,281
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	4,863	98
63.705% (ARLLMONP) due 06/21/2020 ~(a)		90,583	2,081
Brazil Government International Bond 5.625% due 02/21/2047		$2,300	2,455
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	17,758	5,965
6.000% due 05/15/2055 (d)		13,560	5,060
Export-Import Bank of Korea 4.000% due 01/29/2021		$2,200	2,258
Israel Government International Bond 4.125% due 01/17/2048		700	768
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	4,352,798	42,169
Province of Ontario 1.650% due 09/27/2019		$900	898
Qatar Government International Bond 5.250% due 01/20/2020		1,600	1,625
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,599
5.000% due 04/17/2049		800	878
Total Sovereign Issues (Cost $75,854)			74,511
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(c)		40,000	0
Total Convertible Preferred Securities (Cost $0)			0
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		$7,800	7,808

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	2,500	2,507
		10,315
REPURCHASE AGREEMENTS (g) 0.1%		2,820
Total Short-Term Instruments (Cost $13,120)		13,135
Total Investments in Securities (Cost $1,696,518)		1,742,903
	SHARES
INVESTMENTS IN AFFILIATES 34.8%
SHORT-TERM INSTRUMENTS 34.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.8%
PIMCO Short Asset Portfolio	24,492,670	243,604
PIMCO Short-Term Floating NAV Portfolio III	46,804,024	462,986
Total Short-Term Instruments (Cost $707,822)		706,590
Total Investments in Affiliates (Cost $707,822)		706,590
Total Investments 120.5% (Cost $2,404,340)		$2,449,493
Financial Derivative Instruments (h)(j) 2.7%(Cost or Premiums, net $4,520)		54,399
Other Assets and Liabilities, net (23.2)%		(471,949)
Net Assets 100.0%		$2,031,943

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$975	U.S. Treasury Notes 2.250% due 03/31/2021	$(998)	$975	$975
JPS	2.660	06/25/2019	07/02/2019	1,845	U.S. Treasury Notes 2.875% due 08/15/2028	(1,844)	1,845	1,846
Total Repurchase Agreements						$(2,842)	$2,820	$2,821

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Sovereign Issues (0.7)%
Canadian Government Bond	2.750%	12/01/2048	CAD	15,500	(14,382)	(14,787)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875%	08/15/2028		$1,700	$(1,763)	$(1,844)
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049		6,000	(6,343)	(6,340)
Total Short Sales (1.1)%					$(22,488)	$(22,971)

(1)				Includes accrued interest.

(2)				The average amount of borrowings outstanding during the period ended June 30, 2019 was $(50,979) at a weighted average interest rate of 2.138%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)				Payable for short sales includes $51 of accrued interest.

(h)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$108.000	08/23/2019	1,435	$1,435	$12	$2
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	328	328	3	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	3,091	3,091	27	3
Total Purchased Options					$42	$5

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2019	2,919	$429,706	$6,348	$1,883	$0
U.S. Treasury 2-Year Note September Futures	09/2019	1,656	356,338	1,964	0	(65)
U.S. Treasury 5-Year Note September Futures	09/2019	2,076	245,292	2,816	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	2,651	339,245	6,305	83	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	52	9,233	466	0	(10)
				$17,899	$1,966	$(75)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,759	$(432,912)	$(4,047)	$110	$0
90-Day Eurodollar March Futures	03/2020	3,305	(812,121)	(6,776)	165	0
U.S. Treasury 30-Year Bond September Futures	09/2019	967	(150,459)	(5,608)	121	0
				$(16,431)	$396	$0
Total Futures Contracts				$1,468	$2,362	$(75)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019		$400		$6	$(6)	$0	$0	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024		248,500		4,303	1,064	5,367	116	0
							$4,309	$1,058	$5,367	$116	$0
INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	95,500	$(12)	$(3,177)	$(3,189)	$0	$(44)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	16,700	(182)	2,138	1,956	147	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$205,200	(399)	648	249	15	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(218)	(102)	(320)	7	0
Receive(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		94,100	(321)	(827)	(1,148)	31	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		437,000	(15)	(5,643)	(5,658)	41	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		571,300	0	(3,421)	(3,421)	135	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		155,600	0	9,208	9,208	0	(120)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		77,100	(816)	3,947	3,131	0	(61)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	1,284	1,437	0	(36)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		71,100	(3,959)	(221)	(4,180)	61	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		131,100	0	(5,152)	(5,152)	133	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		169,000	(17)	(10,714)	(10,731)	185	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		52,700	0	(3,363)	(3,363)	58	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		81,200	4,958	(5,847)	(889)	97	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	1	(38)	(37)	2	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(1,184)	(1,337)	34	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		50,400	639	(205)	434	67	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	(725)	(1,089)	35	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	(2,335)	(2,333)	61	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		69,500	(932)	(5,492)	(6,424)	120	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		127,000	(444)	16,321	15,877	0	(422)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		94,500	565	(15,017)	(14,452)	502	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,700	1,109	(1,665)	(556)	58	0
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		10,700	0	(2,040)	(2,040)	69	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,180,000	(1,446)	62	(1,384)	0	(30)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	45	125	20	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		3,050	(4)	(310)	(314)	15	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	782	790	0	(22)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$26,700	0	156	156	0	(16)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	23,300	(3)	(186)	(189)	56	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.593	Maturity	11/15/2028	4,200	0	39	39	10	0
Pay	UKRPI	3.595	Maturity	11/15/2028	15,000	180	(36)	144	36	0
Pay	UKRPI	3.603	Maturity	11/15/2028	4,200	0	46	46	10	0
						$(1,590)	$(33,024)	$(34,614)	$2,005	$(751)
Total Swap Agreements						$2,719	$(31,966)	$(29,247)	$2,121	$(751)

(i)	Securities with an aggregate market value of $36,893 and cash of $2,685 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(5)	Unsettled variation margin asset of $3 and liability of $(2) for closed swap agreements is outstanding at period end.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$11,694	CAD	15,675	$276	$0
BPS	07/2019	BRL	5,054		$1,321	5	0
	07/2019	EUR	12,949		14,523	0	(201)
	07/2019	GBP	1,773		2,261	9	0
	07/2019	JPY	118,000		1,087	0	(8)
	07/2019		$74	ARS	3,696	11	0
	07/2019		1,319	BRL	5,054	0	(3)
	07/2019		2,142	CAD	2,874	53	0
	07/2019		16,066	GBP	12,667	20	0
	07/2019		6,410	TWD	201,602	90	0
	08/2019	GBP	12,667		$16,091	0	(21)
	08/2019	RUB	7,286		112	0	(3)
	08/2019		$9,098	ARS	406,023	0	(62)
	08/2019		1,318	BRL	5,054	0	(5)
BRC	07/2019		1,186	GBP	936	3	0
	09/2019	SGD	27,005		$19,775	0	(208)
	10/2019		$12	MXN	244	0	0
CBK	07/2019	AUD	1,552		$1,081	0	(9)
	07/2019	BRL	38,036		9,925	20	0
	07/2019	CAD	3,668		2,720	0	(81)
	07/2019		$9,864	BRL	38,036	41	0
	07/2019		52,939	EUR	46,581	28	0
	07/2019		104	ZAR	1,507	3	0
	08/2019	EUR	46,581		$53,074	0	(29)
	09/2019		$6,616	IDR	95,509,114	80	0
GLM	07/2019	EUR	33,632		$37,611	0	(632)
	07/2019		$16,513	GBP	13,012	11	0
	08/2019		12	MXN	244	0	0
	10/2019	MXN	244		$12	0	0
HUS	07/2019		$117	ARS	5,823	14	0
	07/2019		44,864	JPY	4,828,030	0	(83)
	08/2019	JPY	4,828,030		$44,970	82	0
	09/2019		$8,529	CNH	59,266	94	0
	11/2019	TWD	337,641		$10,785	0	(185)
	11/2019		$38,196	CNH	258,795	0	(573)
	01/2021	BRL	1,770		$273	0	(165)
JPM	07/2019	JPY	4,710,030		43,218	0	(469)
	07/2019		$9,864	RUB	634,692	157	0
	09/2019		3,248	IDR	47,160,576	57	0
	09/2019		10,478	TWD	329,994	216	0
	11/2019	CNH	39,557		$5,655	0	(96)
	11/2019	TWD	244,834		7,815	0	(139)
MSB	07/2019		201,602		6,400	0	(100)
	11/2019		$6,418	TWD	201,602	132	0
MYI	07/2019	CAD	16,324		$12,164	0	(302)
NGF	09/2019	CNH	59,449		8,582	0	(66)
	11/2019		111,324		15,908	0	(276)
RBC	07/2019		$9,831	ZAR	143,296	335	0
SCX	07/2019	BRL	32,981		$8,182	0	(406)
	07/2019	GBP	24,842		31,443	0	(106)
	07/2019		$8,606	BRL	32,981	0	(17)
	11/2019	CNH	107,914		$15,415	0	(273)
SSB	07/2019	CAD	2,996		2,240	0	(48)
	09/2019	HKD	1,209		155	0	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

TOR	07/2019	$9,586	COP	32,427,915	491	0
	09/2019	1,404	TWD	44,240	30	0
Total Forward Foreign Currency Contracts					$2,258	$(4,566)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH		CNH	6.600	08/20/2019	17,983	$149	$11
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	184,200	$1,473	$4,032
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	190,700	1,119	3,004
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	39,800	1,600	36
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	12,500	608	0
							$4,800	$7,072
Total Purchased Options							$4,949	$7,083

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	3,600	$(4)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,000	(4)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,500	(2)	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,600	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,800	(6)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,500	(4)	(1)
						$(23)	$(5)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	10,185	$(64)	$(41)
	Call - OTC USD versus BRL		3.933	07/23/2019	10,185	(65)	(66)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	10,185	(73)	(111)
	Call - OTC USD versus ZAR		14.790	07/23/2019	10,185	(67)	(33)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	35,966	(156)	(9)
						$(425)	$(260)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	97,200	$(1,473)	$(4,007)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	100,700	(1,119)	(3,017)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	12,500	(384)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	12,500	(224)	0
							$(3,200)	$(7,024)
Total Written Options							$(3,648)	$(7,289)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	1,625	$300	$(171)	$129	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		320	59	(34)	25	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		1,050	200	(116)	84	0
								$559	$(321)	$238	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$1,900	$3	$0	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$489	$(101)	$66	$0	$(35)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$27	$24	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	8,546	2.653% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/08/2019	$47,168	$0	$3,230	$3,230	$0
	Receive	S&P 500 Total Return Index	2,345	2.788% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/16/2019	13,628	0	148	148	0
	Receive	S&P 500 Total Return Index	5,040	2.670% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/11/2020	29,778	0	(191)	0	(191)
BPS	Receive	S&P 500 Total Return Index	16,543	2.583% (3-Month USD-LIBOR plus a specified spread)	Quarterly	12/04/2019	91,305	0	6,258	6,258	0
	Receive	S&P 500 Total Return Index	6,274	2.419% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/09/2020	36,398	0	641	641	0
	Receive	S&P 500 Total Return Index	6,837	2.756% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/14/2020	40,038	0	155	155	0
BRC	Receive	S&P 500 Total Return Index	9,440	2.680% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/26/2020	54,412	0	1,192	1,192	0
CBK	Receive	S&P 500 Total Return Index	7,869	2.504% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/18/2020	45,651	0	803	803	0
FAR	Receive	S&P 500 Total Return Index	50,419	2.702% (3-Month USD-LIBOR plus a specified spread)	Maturity	08/22/2019	282,749	0	8,056	8,056	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

	Receive	S&P 500 Total Return Index	7,760	2.643% (3-Month USD-LIBOR plus a specified spread)	Quarterly	11/20/2019	42,830	0	2,934	2,934	0
	Receive	S&P 500 Total Return Index	50,419	2.732% (3-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	282,749	0	7,976	7,976	0
GST	Receive	S&P 500 Total Return Index	4,676	2.706% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/15/2019	27,560	0	(57)	0	(57)
	Receive	S&P 500 Total Return Index	3,310	2.768% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/16/2019	19,236	0	209	209	0
	Receive	S&P 500 Total Return Index	6,778	2.873% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/16/2019	39,390	0	420	420	0
	Receive	S&P 500 Total Return Index	4,676	2.726% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	27,559	0	(58)	0	(58)
	Receive	S&P 500 Total Return Index	8,696	2.830% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/12/2020	51,378	0	(348)	0	(348)
SOG	Receive	S&P 500 Total Return Index	70,894	2.601% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/11/2019	386,243	0	21,652	21,652	0
								$0	$53,020	$53,674	$(654)
Total Swap Agreements								$458	$52,792	$53,939	$(689)

(k)	Securities with an aggregate market value of $3,149 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$873	$3,796	$4,669
Corporate Bonds & Notes
Banking & Finance	0	144,241	0	144,241
Industrials	0	50,244	0	50,244
Utilities	0	26,707	0	26,707
Municipal Bonds & Notes
California	0	293	0	293
Illinois	0	1,316	0	1,316
Nevada	0	157	0	157
New York	0	1,244	0	1,244
West Virginia	0	495	0	495
U.S. Government Agencies	0	543,173	0	543,173
U.S. Treasury Obligations	0	663,333	0	663,333
Non-Agency Mortgage-Backed Securities	0	60,012	0	60,012
Asset-Backed Securities	0	159,373	0	159,373

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2019 (Unaudited)

Sovereign Issues	0	74,511	0	74,511
Short-Term Instruments
Certificates of Deposit	0	10,315	0	10,315
Repurchase Agreements	0	2,820	0	2,820
	$0	$1,739,107	$3,796	$1,742,903
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$706,590	$0	$0	$706,590
Total Investments	$706,590	$1,739,107	$3,796	$2,449,493
Short Sales, at Value - Liabilities
Sovereign Issues	0	(14,787)	0	(14,787)
U.S. Government Agencies	0	(6,340)	0	(6,340)
U.S. Treasury Obligations	0	(1,844)	0	(1,844)
	$0	$(22,971)	$0	$(22,971)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,362	2,126	0	4,488
Over the counter	0	63,280	0	63,280
	$2,362	$65,406	$0	$67,768
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(75)	(751)	0	(826)
Over the counter	0	(12,544)	0	(12,544)
	$(75)	$(13,295)	$0	$(13,370)
Total Financial Derivative Instruments	$2,287	$52,111	$0	$54,398
Totals	$708,877	$1,768,247	$3,796	$2,480,920

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$500	$499
Hilton Worldwide Finance LLC
4.154% (LIBOR03M + 1.750%) due 06/22/2026 ~		153	154
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		3,300	3,297
Total Loan Participations and Assignments (Cost $3,947)			3,950
CORPORATE BONDS & NOTES 29.7%
BANKING & FINANCE 16.1%
AerCap Ireland Capital DAC
4.250% due 07/01/2020		800	812
4.625% due 10/30/2020		300	308
American Tower Corp.
2.250% due 01/15/2022		400	398
2.800% due 06/01/2020		200	200
5.900% due 11/01/2021		1,300	1,399
Aviation Capital Group LLC 7.125% due 10/15/2020		300	317
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023		1,500	1,563
Bank of America Corp.
3.252% (US0003M + 0.660%) due 07/21/2021 ~		1,900	1,906
3.552% (US0003M + 0.960%) due 07/23/2024 ~		2,200	2,215
Barclays PLC
3.905% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,564
3.948% (US0003M + 1.430%) due 02/15/2023 ~		800	796
4.610% due 02/15/2023 •		900	933
Citigroup, Inc. 3.543% (US0003M + 1.023%) due 06/01/2024 ~		5,500	5,533
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)	EUR	800	1,009
Credit Agricole S.A. 3.750% due 04/24/2023		$300	311
Credit Suisse AG 6.500% due 08/08/2023 (f)		4,900	5,405
Crown Castle International Corp. 2.250% due 09/01/2021		1,000	996
Deutsche Bank AG
3.407% (US0003M + 0.815%) due 01/22/2021 ~		6,100	6,021
4.250% due 10/14/2021		2,400	2,432
Dexia Credit Local S.A. 1.875% due 09/15/2021		4,400	4,389
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 •	EUR	300	334
0.121% due 05/14/2021 •		200	225
3.157% due 08/04/2020		$800	803
3.200% due 01/15/2021		1,600	1,605
3.273% (US0003M + 0.930%) due 09/24/2020 ~		600	600
3.495% (US0003M + 0.930%) due 11/04/2019 ~		300	300
5.750% due 02/01/2021		400	417
General Motors Financial Co., Inc.
3.200% due 07/13/2020		500	502
3.872% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,606
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		2,500	2,521
4.291% (US0003M + 1.770%) due 02/25/2021 ~		3,700	3,784
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		200	199
HSBC Holdings PLC 4.693% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,397
HSBC USA, Inc. 2.350% due 03/05/2020		8,000	8,002
International Lease Finance Corp. 8.250% due 12/15/2020		1,400	1,511
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		1,900	1,904
3.480% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,719
3.482% (US0003M + 0.890%) due 07/23/2024 ~		3,500	3,513

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		900	901
4.050% due 08/16/2023		800	835
4.550% due 08/16/2028		700	756
Mitsubishi UFJ Financial Group, Inc. 3.446% (US0003M + 0.860%) due 07/26/2023 ~		4,300	4,310
Mizuho Financial Group, Inc.
3.461% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,412
4.084% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,036
Morgan Stanley
3.095% (US0003M + 0.550%) due 02/10/2021 ~		1,300	1,302
3.737% due 04/24/2024 •		1,600	1,669
National Australia Bank Ltd. 2.250% due 03/16/2021		3,100	3,107
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,471
Navient Corp.
5.000% due 10/26/2020		200	205
6.625% due 07/26/2021		100	106
8.000% due 03/25/2020		600	623
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,291
2.650% due 07/13/2022		1,600	1,596
3.177% (US0003M + 0.580%) due 01/13/2020 ~		1,600	1,602
Oversea-Chinese Banking Corp. Ltd. 2.975% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,701
Protective Life Global Funding
1.999% due 09/14/2021		2,000	1,981
2.850% (US0003M + 0.520%) due 06/28/2021 ~		3,200	3,212
Royal Bank of Scotland Group PLC 3.899% (US0003M + 1.550%) due 06/25/2024 ~		2,000	1,997
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		1,200	1,275
Santander UK PLC 2.875% due 06/18/2024		2,200	2,212
SBA Tower Trust 3.168% due 04/09/2047		800	807
Societe Generale S.A. 3.919% (US0003M + 1.330%) due 04/08/2021 •		2,600	2,636
Standard Chartered PLC 3.650% (US0003M + 1.130%) due 08/19/2019 ~		1,900	1,903
Sumitomo Mitsui Financial Group, Inc.
3.707% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,619
4.133% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,696
Toronto-Dominion Bank 2.250% due 03/15/2021		3,900	3,912
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		400	402
4.109% (US0003M + 1.530%) due 02/01/2022 •		300	307
UniCredit SpA 7.830% due 12/04/2023		1,150	1,315
Volkswagen Bank GmbH
0.102% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	400	454
0.625% due 09/08/2021		1,300	1,494
Volkswagen Leasing GmbH 0.140% due 07/06/2021 •		500	568
Wells Fargo & Co. 6.180% (US0003M + 3.770%) due 09/15/2019 ~(e)		$900	906
			136,068
INDUSTRIALS 11.3%
AbbVie, Inc. 2.900% due 11/06/2022		200	201
Activision Blizzard, Inc. 2.600% due 06/15/2022		1,100	1,109
Allergan Funding SCS 3.000% due 03/12/2020		100	100
AutoNation, Inc. 3.350% due 01/15/2021		200	202
BAT Capital Corp. 3.118% due 08/14/2020 •		7,800	7,820
BAT International Finance PLC 1.625% due 09/09/2019		300	299
Bayer U.S. Finance LLC
2.750% due 07/15/2021		800	801
2.979% (US0003M + 0.630%) due 06/25/2021 ~		700	696
3.420% (US0003M + 1.010%) due 12/15/2023 ~		1,000	983
Broadcom Corp.
2.375% due 01/15/2020		2,300	2,296
3.000% due 01/15/2022		300	301
Campbell Soup Co. 3.650% due 03/15/2023		1,500	1,545
Celgene Corp. 2.250% due 08/15/2021		1,200	1,196

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

Charter Communications Operating LLC
3.579% due 07/23/2020	1,700	1,715
4.464% due 07/23/2022	3,200	3,363
4.500% due 02/01/2024	1,600	1,704
Continental Resources, Inc. 5.000% due 09/15/2022	160	161
Cox Communications, Inc. 3.250% due 12/15/2022	1,400	1,429
Crown Castle Towers LLC 3.222% due 05/15/2042	100	101
D.R. Horton, Inc. 4.375% due 09/15/2022	1,200	1,250
Daimler Finance North America LLC 3.350% due 05/04/2021	3,400	3,448
Dell International LLC 4.420% due 06/15/2021	4,600	4,739
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	1,100	1,089
Discovery Communications LLC 4.375% due 06/15/2021	300	311
DISH DBS Corp.
5.125% due 05/01/2020	100	101
7.875% due 09/01/2019	100	101
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~	2,100	2,110
DXC Technology Co. 3.470% (US0003M + 0.950%) due 03/01/2021 ~	2,538	2,538
eBay, Inc.
2.750% due 01/30/2023	1,100	1,106
3.800% due 03/09/2022	500	518
EMC Corp. 2.650% due 06/01/2020	1,900	1,890
Enbridge, Inc. 2.984% (US0003M + 0.400%) due 01/10/2020 ~	2,100	2,101
Energy Transfer Operating LP
4.250% due 03/15/2023	200	209
5.200% due 02/01/2022	400	423
Energy Transfer Partners LP 5.000% due 10/01/2022	100	106
EQT Corp. 3.089% (US0003M + 0.770%) due 10/01/2020 ~	300	300
ERAC USA Finance LLC
2.600% due 12/01/2021	200	200
4.500% due 08/16/2021	300	313
GATX Corp. 4.850% due 06/01/2021	200	208
Georgia-Pacific LLC 2.539% due 11/15/2019	1,375	1,375
Hyundai Capital America
3.202% due 09/18/2020 •	2,200	2,202
3.402% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,305
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	1,003
3.750% due 07/21/2022	1,700	1,750
Kraft Heinz Foods Co.
3.115% (US0003M + 0.570%) due 02/10/2021 ~	5,400	5,392
3.500% due 07/15/2022	1,700	1,740
Marathon Oil Corp. 2.800% due 11/01/2022	400	402
Marvell Technology Group Ltd. 4.200% due 06/22/2023	1,300	1,354
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~	900	901
MGM Resorts International 6.750% due 10/01/2020	200	209
Microchip Technology, Inc. 3.922% due 06/01/2021	500	509
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,200	1,189
NTT Finance Corp. 1.900% due 07/21/2021	400	397
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	2,000	2,009
3.375% due 02/01/2022	500	510
Pernod Ricard S.A.
4.250% due 07/15/2022	700	734
4.450% due 01/15/2022	150	157
Pioneer Natural Resources Co. 3.950% due 07/15/2022	300	312
Ryder System, Inc. 2.500% due 09/01/2022	300	301
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,246
5.625% due 04/15/2023	900	980
5.625% due 03/01/2025	400	448

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

Sands China Ltd.
4.600% due 08/08/2023	1,300	1,368
5.125% due 08/08/2025	1,300	1,397
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019	640	639
Syngenta Finance NV
3.698% due 04/24/2020	300	302
3.933% due 04/23/2021	1,500	1,527
4.441% due 04/24/2023	1,500	1,560
Texas Eastern Transmission LP 4.125% due 12/01/2020	300	305
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~	3,700	3,700
Time Warner Cable LLC 5.000% due 02/01/2020	100	101
United Technologies Corp. 3.100% due 06/01/2022	1,100	1,126
VMware, Inc.
2.300% due 08/21/2020	700	698
2.950% due 08/21/2022	2,900	2,923
Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~	1,600	1,596
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	2,800	2,803
		95,553
UTILITIES 2.3%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	5,000	5,026
3.547% (US0003M + 0.950%) due 07/15/2021 ~	500	505
3.616% (US0003M + 1.180%) due 06/12/2024 ~	1,800	1,824
Duke Energy Corp.
3.028% (US0003M + 0.500%) due 05/14/2021 ~	2,100	2,106
5.050% due 09/15/2019	200	201
Entergy Corp. 4.000% due 07/15/2022	300	312
Exelon Corp. 5.150% due 12/01/2020	300	309
ITC Holdings Corp. 2.700% due 11/15/2022	2,400	2,413
ONEOK, Inc. 4.250% due 02/01/2022	300	311
Pennsylvania Electric Co. 5.200% due 04/01/2020	300	305
Plains All American Pipeline LP 2.600% due 12/15/2019	800	799
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,195
Southern Power Co. 2.937% (US0003M + 0.550%) due 12/20/2020 ~	500	500
Sprint Communications, Inc.
7.000% due 03/01/2020	200	206
7.000% due 08/15/2020	100	104
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,400	2,504
Telstra Corp. Ltd. 4.800% due 10/12/2021	700	736
		19,356
Total Corporate Bonds & Notes (Cost $248,042)		250,977
MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	800	799
3.211% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,308
Total Municipal Bonds & Notes (Cost $3,100)		3,107
U.S. GOVERNMENT AGENCIES 21.9%
Fannie Mae
2.524% due 03/25/2034 •	123	122
2.654% due 05/25/2037 •	56	56
2.754% due 03/25/2037 - 07/25/2037 •	80	80
2.764% due 03/25/2037 •	51	51
2.784% due 07/25/2037 •	110	110
2.804% due 09/25/2035 •	263	263
2.836% due 05/25/2058 •	1,814	1,804
2.849% due 02/25/2037 •	116	117
2.936% due 09/25/2046 •	2,715	2,717
3.000% due 10/25/2040	1,375	1,406
3.034% due 05/25/2040 •	472	478

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

3.104% due 10/25/2037 •	789	800
3.124% due 06/25/2037 •	240	243
3.154% due 03/25/2038 - 01/25/2040 •	785	798
3.224% due 12/25/2039 •	146	149
3.304% due 07/25/2039 •	86	88
3.372% due 11/25/2022 •	1,289	1,290
3.682% due 07/01/2044 •	39	39
4.206% due 11/01/2028 •	4	4
4.241% due 12/01/2036 •	129	134
4.263% due 11/01/2035 •	65	67
4.384% due 11/01/2027 •	6	6
4.415% due 04/01/2035 •	403	422
4.431% due 04/01/2028 •	2	2
4.446% due 07/01/2028 •	4	4
4.475% due 02/01/2027 •	1	1
4.534% due 11/01/2028 •	7	7
4.607% due 05/01/2038 •	379	398
4.823% due 12/01/2033 •	65	69
5.000% due 04/25/2033	234	257
5.100% due 09/01/2034 •	57	61
5.626% due 08/01/2029 •	3	3
Fannie Mae UMBS
3.500% due 12/01/2047 - 08/01/2048	55,489	57,071
4.000% due 06/01/2047 - 06/01/2048	6,164	6,422
8.000% due 03/01/2030 - 07/01/2031	15	15
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	8,300	8,481
4.000% due 08/01/2049	73,800	76,240
Freddie Mac
2.694% due 02/15/2037 •	6	6
2.724% due 02/15/2037 •	21	21
2.734% due 02/15/2037 •	67	66
2.794% due 06/15/2041 •	709	710
2.944% due 07/15/2041 •	1,311	1,318
2.949% due 07/15/2040	803	800
2.986% due 03/15/2042 •	299	299
2.994% due 10/15/2037 •	77	77
3.064% due 08/15/2037 •	845	856
3.094% due 08/15/2037 •	1,646	1,670
3.104% due 10/15/2037 •	290	294
3.114% due 05/15/2037 - 09/15/2037 •	1,914	1,943
3.144% due 08/15/2036 •	126	128
3.244% due 11/15/2039 - 12/15/2039 •	33	34
3.249% due 01/15/2038 •	432	441
4.579% due 06/01/2035 •	291	306
4.642% due 09/01/2037 •	910	959
4.750% due 12/01/2022 •	1	1
5.000% due 12/01/2026 - 08/01/2041	134	141
6.000% due 01/01/2029 - 02/01/2034	291	329
6.500% due 10/25/2043	612	727
8.500% due 04/01/2025	1	1
Ginnie Mae
2.967% due 03/20/2065 •	23	23
3.217% due 12/20/2065 •	2,509	2,524
3.237% due 02/20/2066 •	61	61
3.267% due 01/20/2066 •	387	390
3.467% due 01/20/2066 - 03/20/2066 •	6,460	6,563
3.617% due 03/20/2066 •	395	404
3.625% (H15T1Y + 1.500%) due 05/20/2026 ~	27	28
3.625% due 04/20/2027 - 04/20/2041 •	2,673	2,783
3.750% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~	130	132
3.750% due 07/20/2027 •	95	97
4.000% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	61	63
4.000% due 01/20/2028 - 02/20/2028 •	41	42
4.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~	43	44
4.125% due 12/20/2027 •	22	23
NCUA Guaranteed Notes 2.869% due 10/07/2020 •	679	680
Total U.S. Government Agencies (Cost $182,647)		185,259
U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	4,388
4.375% due 11/15/2039	2,800	3,720
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (j)	1,725	1,709
0.125% due 01/15/2022 (j)	3,725	3,703
0.125% due 04/15/2022	29,522	29,296
0.125% due 07/15/2022 (j)	5,444	5,429
0.500% due 01/15/2028	6,836	6,951
0.625% due 01/15/2026	4,839	4,957
0.750% due 07/15/2028	2,748	2,865
U.S. Treasury Notes
1.375% due 09/30/2023	16,500	16,247
1.625% due 02/15/2026	600	591

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

2.000% due 04/30/2024		300	303
2.625% due 12/31/2025		2,000	2,094
3.000% due 09/30/2025		4,900	5,233
3.000% due 10/31/2025		5,000	5,342
Total U.S. Treasury Obligations (Cost $90,905)			92,828
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
BCAP LLC Trust 3.182% due 02/26/2047 •		991	990
Bear Stearns Adjustable Rate Mortgage Trust
4.436% due 02/25/2033 ~		9	8
4.761% due 01/25/2034 ~		370	383
5.021% due 01/25/2034 ~		15	14
5.026% due 04/25/2033 ~		40	42
Bear Stearns ALT-A Trust 4.294% due 09/25/2035 ^~		123	104
Bear Stearns Structured Products, Inc. Trust
3.801% due 12/26/2046 ^~		289	251
4.284% due 01/26/2036 ^~		456	405
Canadian Mortgage Pools 2.278% due 07/01/2020	CAD	6,830	5,227
Citigroup Commercial Mortgage Trust 3.674% due 07/15/2027 •		$500	500
Citigroup Mortgage Loan Trust 4.810% due 05/25/2035 •		144	146
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
3.133% due 03/25/2032 ~		70	69
5.380% due 06/25/2032 ~		7	7
GreenPoint Mortgage Funding Trust 2.944% due 11/25/2045 •		207	183
GSR Mortgage Loan Trust
2.754% due 01/25/2034 •		23	22
4.396% due 01/25/2036 ^~		45	45
Impac CMB Trust 3.164% due 10/25/2033 •		13	12
Lehman Mortgage Trust 2.724% due 08/25/2036 ^•		1,314	1,026
Merrill Lynch Mortgage Investors Trust 2.614% due 02/25/2036 •		184	180
Morgan Stanley Resecuritization Trust 3.050% due 01/26/2051 •		33	33
Prime Mortgage Trust 2.804% due 02/25/2034 •		48	46
Southern Pacific Financing PLC 0.966% due 06/10/2043 •	GBP	340	429
Structured Adjustable Rate Mortgage Loan Trust 4.576% due 09/25/2035 ~		$1,144	1,114
Structured Asset Mortgage Investments Trust
2.640% due 07/19/2035 •		331	329
2.684% due 02/25/2036 ^•		275	264
6.666% due 06/25/2029 ~		83	82
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	2,300	2,932
Trinity Square PLC 1.971% due 07/15/2051 •		1,454	1,857
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 02/27/2034 •		$278	278
2.694% due 10/25/2045 •		115	115
3.704% due 11/25/2042 •		45	44
3.904% due 06/25/2042 •		119	118
Wells Fargo Mortgage-Backed Securities Trust
4.986% due 01/25/2035 ~		101	105
5.008% due 07/25/2036 ^~		413	421
Total Non-Agency Mortgage-Backed Securities (Cost $18,057)			17,782
ASSET-BACKED SECURITIES 8.7%
AFC Home Equity Loan Trust 2.954% due 06/25/2028 •		107	103
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.319% due 01/25/2035 •		1,189	1,194
Atrium Corp. 3.422% due 04/22/2027 •		4,600	4,588
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	800	911
3.646% due 10/03/2029 •		$500	501
Black Diamond CLO Ltd. 3.638% due 02/06/2026 •		1,930	1,930
BSPRT Issuer Ltd. 3.330% due 03/15/2028		1,700	1,702
CARDS Trust 3.047% due 04/17/2023		1,000	1,006
Catamaran CLO Ltd. 3.432% due 01/27/2028 •		1,600	1,594

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

Chase Funding Trust 3.144% due 10/25/2032 •		98	99
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •		530	416
2.564% due 12/25/2036 •		170	116
4.603% due 10/25/2037 þ		265	275
Citigroup Mortgage Loan Trust, Inc. 4.054% due 07/25/2037 •		1,100	1,131
Countrywide Asset-Backed Certificates
2.544% due 08/25/2037 ^•		406	386
2.604% due 06/25/2047 ^•		496	443
2.804% due 08/25/2034 •		891	887
Credit Acceptance Auto Loan Trust 3.550% due 08/15/2027		3,900	3,972
Credit Suisse First Boston Mortgage Securities Corp. 3.024% due 01/25/2032 •		137	135
Crown Point CLO Ltd. 3.762% due 10/20/2028 •		1,200	1,198
Denali Capital CLO LLC 3.636% due 10/26/2027 •		600	599
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		2,400	2,397
Figueroa CLO Ltd. 3.237% due 06/20/2027 •		2,600	2,594
Flatiron CLO Ltd. 3.748% due 01/17/2026 •		1,713	1,714
GSAMP Trust
2.544% due 06/25/2036 •		408	402
4.054% due 10/25/2034 •		70	68
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		2,402	2,402
HSI Asset Securitization Corp. Trust 2.734% due 02/25/2036 •		1,178	1,127
Jamestown CLO Ltd. 3.287% due 07/15/2026 •		1,156	1,153
JMP Credit Advisors CLO Ltd. 3.438% due 01/17/2028 •		2,500	2,488
Jubilee CLO BV 0.482% due 12/15/2029 •	EUR	1,100	1,248
KVK CLO Ltd. 3.697% due 01/14/2028		$1,900	1,891
Long Beach Mortgage Loan Trust 2.964% due 10/25/2034 •		49	49
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •		3,500	3,482
Marathon CLO Ltd. 3.392% due 11/21/2027 •		1,500	1,494
Morgan Stanley ABS Capital, Inc. Trust
2.484% due 09/25/2036 •		35	20
2.534% due 10/25/2036 •		133	128
Navient Student Loan Trust
3.454% due 12/27/2066 •		2,756	2,773
3.554% due 03/25/2066 •		1,334	1,340
Nelnet Student Loan Trust 3.254% due 02/25/2066 •		2,083	2,094
Oaktree CLO Ltd. 3.812% due 10/20/2026 •		1,402	1,403
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •		842	843
OneMain Direct Auto Receivables Trust 2.310% due 12/14/2021		1,370	1,368
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •		512	514
Residential Asset Securities Corp. Trust
2.554% due 08/25/2036 •		169	154
2.674% due 04/25/2036 •		336	338
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	258	294
0.000% due 06/17/2024 •		1,362	1,548
2.880% due 12/15/2027 •		$1,506	1,507
Soundview Home Loan Trust 2.564% due 11/25/2036 •		92	91
Specialty Underwriting & Residential Finance Trust 3.379% due 12/25/2035 •		347	348
SpringCastle Funding Asset-Backed 3.200% due 05/27/2036		2,906	2,941
Tralee CLO Ltd. 3.702% due 10/20/2028 •		2,900	2,892
Upstart Securitization Trust
3.887% due 08/20/2025		753	755
4.997% due 08/20/2025		1,200	1,218
Utah State Board of Regents 3.154% due 01/25/2057 •		1,551	1,551
Venture CLO Ltd. 3.742% due 10/22/2031 •		2,300	2,299

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

Z Capital Credit Partners CLO Ltd. 3.551% due 07/16/2027 •		1,500	1,497
Total Asset-Backed Securities (Cost $73,239)			73,611
SOVEREIGN ISSUES 3.1%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		2,200	2,219
Export-Import Bank of Korea 1.927% due 02/24/2020 (g)	CAD	900	684
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$3,700	3,691
2.125% due 04/13/2021		1,800	1,799
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	959,434	9,295
Oman Government International Bond 3.875% due 03/08/2022		$800	788
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,730
4.500% due 01/20/2022		900	947
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,399
2.875% due 03/04/2023		2,100	2,128
Total Sovereign Issues (Cost $26,126)			26,680
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(a)		72,000	0
Total Convertible Preferred Securities (Cost $0)			0
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 2.843% (US0003M + 0.500%) due 09/24/2020 ~		$2,800	2,808
REPURCHASE AGREEMENTS (h) 0.1%			1,203
U.S. TREASURY BILLS 2.6%
2.126% due 08/20/2019 (b)(c)(j)		21,856	21,793
Total Short-Term Instruments (Cost $25,796)			25,804
Total Investments in Securities (Cost $671,859)			679,998
		SHARES
INVESTMENTS IN AFFILIATES 29.3%
SHORT-TERM INSTRUMENTS 29.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.3%
PIMCO Short Asset Portfolio		7,941,065	78,982
PIMCO Short-Term Floating NAV Portfolio III		17,022,209	168,384
Total Short-Term Instruments (Cost $247,710)			247,366
Total Investments in Affiliates (Cost $247,710)			247,366
Total Investments 109.7% (Cost $919,569)			$927,364
Financial Derivative Instruments (i)(k) 2.7%(Cost or Premiums, net $(1,715))			23,323
Other Assets and Liabilities, net (12.4)%			(105,162)
Net Assets 100.0%			$845,525

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of Korea	1.927%	02/24/2020	02/16/2017	$688	$684	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,203	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,231)	$1,203	$1,203
Total Repurchase Agreements						$(1,231)	$1,203	$1,203

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
Sovereign Issues (0.7)%
Canadian Government Bond	2.750%	12/01/2048	CAD	6,500	$(6,037)	$(6,201)
Total Short Sales (0.7)%					$(6,037)	$(6,201)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $14 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2019	1,252	$184,307	$2,750	$811	$(1)
U.S. Treasury 5-Year Note September Futures	09/2019	179	21,150	185	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	294	37,623	810	9	0
				$3,745	$820	$(1)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	58	$(14,223)	$(92)	$2	$0
Euro-Bund 10-Year Bond September Futures	09/2019	21	(4,125)	(42)	0	(6)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	19	(3,374)	(105)	4	0
				$(239)	$6	$(6)
Total Futures Contracts				$3,506	$826	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.211%	$600	$14	$(2)	$12	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.242	200	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.255	700	14	(1)	13	0	0
						$32	$(3)	$29	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$61,700	$(534)	$(867)	$(1,401)	$0	$(28)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/18/2048	CAD	7,100	$(129)	$961	$832	$63	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021		$337,100	(2,035)	(5,782)	(7,817)	142	0
Receive(6)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		355,600	0	(2,129)	(2,129)	84	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		64,800	0	3,835	3,835	0	(50)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		4,200	(101)	(300)	(401)	8	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,100	0	(79)	(79)	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,600	526	(790)	(264)	27	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		5,600	0	(1,089)	(1,089)	36	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		3,800	(111)	(542)	(653)	25	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	970,000	(336)	15	(321)	0	(7)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$7,900	0	46	46	0	(5)
							$(2,186)	$(5,854)	$(8,040)	$392	$(62)
Total Swap Agreements							$(2,688)	$(6,724)	$(9,412)	$392	$(90)

(j)	Securities with an aggregate market value of $13,083 and cash of $1,792 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019		$5,594	CAD	7,358	$25	$0
	08/2019	CAD	7,358		$5,598	0	(25)
	08/2019		$6,142	CHF	6,135	168	0
BPS	07/2019	NZD	175		$115	0	(3)
	07/2019		$6,137	CAD	8,236	152	0
	07/2019		431	EUR	384	6	0
	07/2019		5,788	GBP	4,563	7	0
	07/2019		159	TRY	943	3	0
	08/2019	GBP	4,563		$5,796	0	(7)
CBK	07/2019	JPY	1,046,300		9,607	0	(98)
	07/2019		$7,769	EUR	6,836	4	0
	08/2019	EUR	6,836		$7,789	0	(4)
GLM	07/2019		7,220		8,057	0	(153)
	07/2019		$7,074	GBP	5,574	5	0
HUS	07/2019	CAD	7,502		$5,565	0	(163)
JPM	07/2019	DKK	1,575		239	0	(1)
	09/2019	INR	8,735		124	0	(2)
	10/2019	DKK	1,575		242	0	0
MYI	08/2019	CHF	6,168		6,185	0	(159)
SCX	07/2019	GBP	10,137		12,831	0	(43)
SSB	07/2019	CAD	8,092		6,051	0	(129)
UAG	07/2019		$9,721	JPY	1,046,300	0	(16)
	08/2019	JPY	1,046,300		$9,744	16	0
Total Forward Foreign Currency Contracts						$386	$(803)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370%	03/27/2020	20,300	$816	$19
Total Purchased Options							$816	$19

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	500	$93	$(53)	$40	$0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		300	57	(33)	24	0
								$150	$(86)	$64	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$800	$1	$1	$2	$0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2023	0.660	8,400	56	56	112	0
							$57	$57	$114	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,169	$(50)	$95	$45	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	3,336	2.653% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/08/2019	$18,412	$0	$1,261	$1,261	$0
	Receive	S&P 500 Total Return Index	916	2.788% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/16/2019	5,323	0	58	58	0
	Receive	S&P 500 Total Return Index	540	2.670% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/11/2020	3,191	0	(20)	0	(20)
BPS	Receive	S&P 500 Total Return Index	7,445	2.583% (3-Month USD-LIBOR plus a specified spread)	Quarterly	12/04/2019	41,091	0	2,816	2,816	0
	Receive	S&P 500 Total Return Index	1,193	2.419% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/09/2020	6,921	0	122	122	0
	Receive	S&P 500 Total Return Index	1,272	2.756% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/14/2020	7,449	0	29	29	0
BRC	Receive	S&P 500 Total Return Index	4,249	2.680% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/26/2020	24,491	0	536	536	0
CBK	Receive	S&P 500 Total Return Index	3,542	2.504% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/18/2020	20,549	0	361	361	0
FAR	Receive	S&P 500 Total Return Index	25,927	2.702% (3-Month USD-LIBOR plus a specified spread)	Maturity	08/22/2019	145,399	0	4,143	4,143	0
	Receive	S&P 500 Total Return Index	3,030	2.643% (3-Month USD-LIBOR plus a specified spread)	Quarterly	11/20/2019	16,723	0	1,145	1,145	0
	Receive	S&P 500 Total Return Index	25,927	2.732% (3-Month USD-LIBOR plus a specified spread)	Maturity	02/20/2020	145,398	0	4,102	4,102	0
GST	Receive	S&P 500 Total Return Index	1,826	2.706% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/15/2019	10,762	0	(22)	0	(22)
	Receive	S&P 500 Total Return Index	1,489	2.768% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/16/2019	8,653	0	94	94	0
	Receive	S&P 500 Total Return Index	1,826	2.726% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	10,762	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	3,395	2.830% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/12/2020	20,059	0	(136)	0	(136)
SOG	Receive	S&P 500 Total Return Index	25,902	2.601% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/11/2019	141,119	0	7,911	7,911	0
								$0	$22,377	$22,578	$(201)
Total Swap Agreements								$157	$22,443	$22,801	$(201)

(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2019 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$154	$3,796	$3,950
Corporate Bonds & Notes
Banking & Finance	0	136,068	0	136,068
Industrials	0	95,553	0	95,553
Utilities	0	19,356	0	19,356
Municipal Bonds & Notes
California	0	3,107	0	3,107
U.S. Government Agencies	0	185,259	0	185,259
U.S. Treasury Obligations	0	92,828	0	92,828
Non-Agency Mortgage-Backed Securities	0	17,782	0	17,782
Asset-Backed Securities	0	73,611	0	73,611
Sovereign Issues	0	26,680	0	26,680
Short-Term Instruments
Certificates of Deposit	0	2,808	0	2,808
Repurchase Agreements	0	1,203	0	1,203
U.S. Treasury Bills	0	21,793	0	21,793
	$0	$676,202	$3,796	$679,998
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$247,366	$0	$0	$247,366
Total Investments	$247,366	$676,202	$3,796	$927,364

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(6,201)	$0	$(6,201)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	826	392	0	1,218
Over the counter	0	23,206	0	23,206
	$826	$23,598	$0	$24,424
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(90)	0	(97)
Over the counter	0	(1,004)	0	(1,004)
	$(7)	$(1,094)	$0	$(1,101)
Total Financial Derivative Instruments	$819	$22,504	$0	$23,323
Totals	$248,185	$692,505	$3,796	$944,486

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		$3,064	$3,064
Total Loan Participations and Assignments (Cost $3,056)			3,064
CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 11.2%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,473
Banco del Estado de Chile 4.125% due 10/07/2020		418	427
Banco Santander S.A. 6.250% due 09/11/2021 •(f)(g)	EUR	100	120
Bank of America Corp. 3.269% (US0003M + 0.790%) due 03/05/2024 ~		$44	44
Barclays PLC
3.200% due 08/10/2021		800	806
3.905% (US0003M + 1.380%) due 05/16/2024 ~		3,800	3,747
4.610% due 02/15/2023 •		1,100	1,140
7.125% due 06/15/2025 •(f)(g)	GBP	500	664
8.000% due 06/15/2024 •(f)(g)		$300	315
BPCE S.A. 2.500% due 07/15/2019		1,772	1,772
Citigroup, Inc. 3.543% (US0003M + 1.023%) due 06/01/2024 ~		858	863
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(g)		264	284
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		484	506
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		1,188	1,146
4.250% due 10/14/2021		1,254	1,271
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	286	349
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$550	550
3.365% (US0003M + 0.830%) due 08/12/2019 •		1,958	1,959
General Motors Financial Co., Inc. 3.872% (US0003M + 1.270%) due 10/04/2019 ~		792	794
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		418	422
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		352	352
3.400% due 03/08/2021		308	313
3.520% (US0003M + 1.000%) due 05/18/2024 ~		200	201
4.098% (US0003M + 1.500%) due 01/05/2022 ~		264	270
4.300% due 03/08/2026		220	236
5.875% due 09/28/2026 •(f)(g)	GBP	264	353
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		$726	728
3.482% (US0003M + 0.890%) due 07/23/2024 ~		638	640
3.797% due 07/23/2024 •		242	254
6.053% (US0003M + 3.470%) due 07/30/2019 ~(f)		330	330
Lloyds Banking Group PLC
4.050% due 08/16/2023		3,000	3,132
4.550% due 08/16/2028		2,800	3,022
7.500% due 09/27/2025 •(f)(g)		500	526
Nationwide Building Society 4.363% due 08/01/2024 •		374	390
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	798
3.247% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,294
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,797
4.519% due 06/25/2024 •		1,100	1,146
4.892% due 05/18/2029 •		396	423
7.500% due 08/10/2020 •(f)(g)		200	205
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		440	468
Santander UK PLC 2.875% due 06/18/2024		700	704

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	108	150
UBS AG
5.125% due 05/15/2024 (g)		$462	491
7.625% due 08/17/2022 (g)		363	407
UBS Group Funding Switzerland AG 3.468% (US0003M + 0.950%) due 08/15/2023 ~		200	200
UniCredit SpA 7.830% due 12/04/2023		640	732
			38,214
INDUSTRIALS 0.7%
Allergan Funding SCS 3.450% due 03/15/2022		220	225
Allergan Sales LLC 4.875% due 02/15/2021		31	32
BAT Capital Corp.
2.764% due 08/15/2022		198	199
3.222% due 08/15/2024		100	101
3.398% (US0003M + 0.880%) due 08/15/2022 ~		230	231
Campbell Soup Co. 3.040% (US0003M + 0.630%) due 03/15/2021 ~		88	88
Charter Communications Operating LLC
4.464% due 07/23/2022		66	69
4.908% due 07/23/2025		132	143
Comcast Corp. 3.950% due 10/15/2025		93	100
CSN Resources S.A. 7.625% due 02/13/2023		300	318
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		264	265
Kraft Heinz Foods Co.
3.500% due 07/15/2022		22	22
5.000% due 07/15/2035		22	23
5.200% due 07/15/2045		22	23
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		396	396
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		156	156
			2,391
UTILITIES 1.4%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		1,166	1,172
3.547% (US0003M + 0.950%) due 07/15/2021 ~		880	888
3.616% (US0003M + 1.180%) due 06/12/2024 ~		726	736
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~		528	529
Petrobras Global Finance BV
5.299% due 01/27/2025		23	25
5.999% due 01/27/2028		565	601
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~		638	636
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~		396	401
			4,988
Total Corporate Bonds & Notes (Cost $44,569)			45,593
MUNICIPAL BONDS & NOTES 0.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010 6.423% due 08/01/2035		220	230
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		20	32
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040		350	500
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036		300	321
			853
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		20	27
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		88	105

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

7.750% due 01/01/2042	21	24
		156
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	27
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	20	28
Total Municipal Bonds & Notes (Cost $1,065)		1,294
U.S. GOVERNMENT AGENCIES 29.8%
Fannie Mae
2.310% due 08/01/2022	22	22
2.754% due 07/25/2037 •	2	2
2.784% due 07/25/2037 •	3	3
2.804% due 09/25/2035 •	6	6
2.814% due 09/25/2035 •	11	11
3.124% due 06/25/2037 •	18	19
3.134% due 06/25/2040 •	22	23
4.000% due 04/25/2042	493	545
Fannie Mae UMBS
3.500% due 09/01/2047 - 10/01/2048	13,355	13,733
4.000% due 07/01/2025 - 06/01/2048	1,221	1,269
4.500% due 06/01/2023 - 10/01/2041	523	562
5.000% due 01/01/2028	4	4
5.500% due 02/01/2022 - 09/01/2041	889	970
6.000% due 07/01/2036 - 05/01/2041	247	279
6.500% due 10/01/2035	8	9
Fannie Mae UMBS, TBA
3.500% due 08/01/2049	10,540	10,770
4.000% due 08/01/2049	64,200	66,323
Freddie Mac
2.964% due 06/15/2041 •	94	94
3.094% due 08/15/2037 •	15	16
3.104% due 10/15/2037 •	3	3
3.114% due 05/15/2037 - 09/15/2037 •	19	19
4.000% due 07/15/2042	427	476
5.000% due 03/01/2038	251	274
5.500% due 07/01/2028 - 07/01/2038	50	54
Ginnie Mae
3.040% due 11/20/2062	576	579
3.500% due 01/15/2042 - 06/15/2045	700	724
5.000% due 08/15/2038 - 05/15/2039	72	79
6.000% due 08/15/2037	20	22
Ginnie Mae, TBA 5.000% due 07/01/2049	4,900	5,123
Small Business Administration
4.430% due 05/01/2029	16	17
5.290% due 12/01/2027	3	3
6.220% due 12/01/2028	3	4
Total U.S. Government Agencies (Cost $101,344)		102,037
U.S. TREASURY OBLIGATIONS 99.0%
U.S. Treasury Bonds
3.000% due 08/15/2048	154	169
3.000% due 02/15/2049 (i)	6,800	7,459
4.375% due 05/15/2040	1,606	2,137
4.625% due 02/15/2040	1,807	2,480
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	10,369	10,274
0.125% due 01/15/2022	11,027	10,960
0.125% due 04/15/2022	4,623	4,587
0.125% due 07/15/2022	17,848	17,799
0.125% due 01/15/2023	658	654
0.375% due 07/15/2023	2,874	2,899
0.625% due 07/15/2021	2,721	2,738
0.625% due 01/15/2026	108	110
0.750% due 07/15/2028	24	25
1.000% due 02/15/2048	3,869	4,075
1.125% due 01/15/2021	1,869	1,884
1.750% due 01/15/2028	37	41
2.000% due 01/15/2026	57	63
3.625% due 04/15/2028	70	89
U.S. Treasury Notes
1.125% due 02/28/2021	17,300	17,104
1.375% due 09/30/2023 (k)(m)	14,000	13,786
1.625% due 02/15/2026 (m)	100	98
1.750% due 12/31/2020	6,162	6,154
1.875% due 07/31/2022 (k)	8,352	8,388
1.875% due 08/31/2022 (i)	114,226	114,715

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

2.000% due 11/30/2020 (k)		3,890	3,898
2.000% due 07/31/2022		2,970	2,994
2.000% due 04/30/2024 (m)		300	303
2.000% due 11/15/2026		7,329	7,381
2.125% due 05/15/2025		4,211	4,281
2.250% due 08/15/2027 (k)(m)		6,800	6,961
2.375% due 08/15/2024		3,862	3,974
2.625% due 12/31/2025 (m)		200	209
2.625% due 02/15/2029 (i)		68,556	72,264
2.750% due 02/15/2024 (k)		6,064	6,330
3.000% due 09/30/2025		600	641
3.000% due 10/31/2025 (m)		600	641
Total U.S. Treasury Obligations (Cost $332,528)			338,565
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
BCAP LLC Trust 4.121% due 03/27/2037 ~		260	223
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •		13	13
2.574% due 04/25/2037 •		356	285
2.724% due 06/25/2046 ^•		482	532
4.223% due 11/25/2035 ^~		2,184	2,060
ChaseFlex Trust 2.704% due 07/25/2037 •		1,674	1,507
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.634% due 07/25/2036 •		246	246
Citigroup Mortgage Loan Trust 4.780% due 06/25/2036 ^~		41	42
Countrywide Alternative Loan Trust
2.564% due 02/25/2047 •		15	14
2.584% due 05/25/2047 •		89	87
2.754% due 05/25/2037 ^•		797	412
3.504% due 02/25/2036 •		10	9
6.000% due 12/25/2034		1,140	1,125
Countrywide Home Loan Mortgage Pass-Through Trust
4.280% due 11/25/2034 ~		4	4
4.285% due 02/20/2035 ~		3	3
Credit Suisse Mortgage Capital Certificates 3.671% due 02/27/2037 ~		54	54
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.554% due 03/25/2037 ^•		521	492
First Horizon Mortgage Pass-Through Trust 4.422% due 11/25/2037 ^~		252	246
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		1	1
4.898% due 09/25/2035 ~		35	35
6.000% due 03/25/2037 ^		2	2
6.250% due 10/25/2036 ^		177	177
IndyMac Mortgage Loan Trust
2.604% due 11/25/2046 •		1,109	1,037
2.674% due 10/25/2036 •		231	147
JPMorgan Mortgage Trust
4.184% due 08/25/2034 ~		16	17
4.536% due 07/25/2035 ~		371	382
Merrill Lynch Mortgage Investors Trust 4.431% due 09/25/2035 ^~		35	32
Morgan Stanley Mortgage Loan Trust 2.684% due 01/25/2036 •		486	375
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		3	2
Residential Accredit Loans, Inc. Trust
2.574% due 01/25/2037 •		497	469
2.589% due 08/25/2036 •		144	136
3.864% due 09/25/2045 •		12	12
6.000% due 03/25/2037 ^		1,435	1,352
Structured Adjustable Rate Mortgage Loan Trust 2.554% due 02/25/2037 •		290	280
Structured Asset Mortgage Investments Trust 2.664% due 03/25/2037 •		7	5
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	1,000	1,275
Wachovia Mortgage Loan Trust LLC 4.671% due 10/20/2035 ~		$133	126
WaMu Mortgage Pass-Through Certificates Trust
3.279% due 01/25/2037 ^~		105	99
3.424% due 09/25/2046 ^•		1,501	1,439
3.504% due 02/25/2046 •		29	30
3.704% due 11/25/2042 •		19	18
3.910% due 08/25/2046 ^~		655	633
Wells Fargo Mortgage-Backed Securities Trust
4.855% due 11/25/2034 ~		30	31
4.986% due 01/25/2035 ~		1	1

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

5.008% due 07/25/2036 ^~		109	112
Total Non-Agency Mortgage-Backed Securities (Cost $14,417)			15,579
ASSET-BACKED SECURITIES 10.6%
ACE Securities Corp. Home Equity Loan Trust
2.544% due 07/25/2036 •		464	379
5.404% due 08/25/2040 ^•		691	604
Allegro CLO Ltd. 3.803% due 01/30/2026 •		118	118
Argent Securities Trust
2.554% due 07/25/2036 •		800	697
2.564% due 05/25/2036 •		3,350	1,266
Asset-Backed Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2035 •		75	75
Bear Stearns Asset-Backed Securities Trust 2.564% due 08/25/2036 •		228	275
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		624	633
Citigroup Mortgage Loan Trust 2.564% due 09/25/2036 •		1,416	1,065
Citigroup Mortgage Loan Trust, Inc. 2.984% due 07/25/2035 •		192	194
Countrywide Asset-Backed Certificates
2.564% due 12/25/2035 ^•		661	655
2.604% due 09/25/2047 ^•		613	484
2.644% due 03/25/2036 •		131	118
2.694% due 01/25/2037 •		4,180	3,761
2.844% due 04/25/2036 •		1,210	1,215
3.114% due 07/25/2035 •		616	619
3.439% due 12/25/2035 •		770	764
4.651% due 10/25/2046 ^~		868	857
Countrywide Asset-Backed Certificates Trust 2.884% due 05/25/2036 •		1,540	1,516
Ellington Loan Acquisition Trust 3.454% due 05/25/2037 •		679	681
First Franklin Mortgage Loan Trust 3.139% due 09/25/2035 •		47	47
GSAMP Trust
2.474% due 12/25/2036 •		5	3
2.634% due 01/25/2037 •		902	790
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		182	182
HSI Asset Securitization Corp. Trust 2.544% due 01/25/2037 •		491	392
MASTR Asset-Backed Securities Trust 2.454% due 01/25/2037 •		6	3
Merrill Lynch Mortgage Investors Trust 2.554% due 08/25/2037 •		1,500	972
Monarch Grove CLO 3.460% due 01/25/2028 •		1,276	1,271
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 01/25/2037 •		2,670	1,515
2.619% due 03/25/2037 •		1,904	964
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		203	203
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		81	81
NovaStar Mortgage Funding Trust 2.654% due 09/25/2036 •		1,416	795
OHA Credit Partners Ltd. 3.771% due 10/20/2025		115	115
Option One Mortgage Loan Trust
2.624% due 04/25/2037 •		1,067	843
2.624% due 05/25/2037 •		622	431
2.764% due 01/25/2036 •		814	750
3.184% due 02/25/2035 •		1,769	1,742
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		216	117
Residential Asset Securities Corp. Trust 2.884% due 01/25/2036 •		2,200	2,081
Securitized Asset-Backed Receivables LLC Trust 2.644% due 07/25/2036 •		398	225
SG Mortgage Securities Trust 2.584% due 02/25/2036 •		2,056	1,346
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		5	5
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	15	17
Soundview Home Loan Trust
2.484% due 06/25/2037 •		$3	2
2.514% due 02/25/2037 •		1,702	647
2.554% due 03/25/2037 •		229	221
2.614% due 06/25/2037 •		736	527
Structured Asset Securities Corp. Mortgage Loan Trust
2.614% due 02/25/2037 •		797	790

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

2.634% due 05/25/2047 •		1,214	1,172
Symphony CLO Ltd. 3.477% due 04/15/2028 •		462	460
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		564	567
Wells Fargo Home Equity Asset-Backed Securities Trust
2.904% due 12/25/2035 •		701	692
3.289% due 11/25/2035 •		176	176
Total Asset-Backed Securities (Cost $33,309)			36,120
SOVEREIGN ISSUES 3.1%
Argentina Government International Bond
3.750% due 12/31/2038 þ		1,629	957
5.875% due 01/11/2028		748	571
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	996	20
63.705% (ARLLMONP) due 06/21/2020 ~(a)		21,099	485
Brazil Government International Bond 5.625% due 02/21/2047		$506	540
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	3,874	1,301
6.000% due 05/15/2055 (e)		2,906	1,084
Export-Import Bank of Korea 4.000% due 01/29/2021		$484	497
Israel Government International Bond 4.125% due 01/17/2048		200	219
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	404,376	3,918
Qatar Government International Bond 5.250% due 01/20/2020		$352	357
Saudi Government International Bond
4.000% due 04/17/2025		374	399
5.000% due 04/17/2049		200	220
Total Sovereign Issues (Cost $11,265)			10,568
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		2,000	0
Total Convertible Preferred Securities (Cost $0)			0
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (h) 0.3%			941
U.S. TREASURY BILLS 0.0%
2.104% due 07/23/2019 (c)(d)(m)		25	25
Total Short-Term Instruments (Cost $966)			966
Total Investments in Securities (Cost $542,519)			553,786
		SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short Asset Portfolio		40,707	405
PIMCO Short-Term Floating NAV Portfolio III		406,856	4,024
Total Short-Term Instruments (Cost $4,429)			4,429
Total Investments in Affiliates (Cost $4,429)			4,429
Total Investments 163.3% (Cost $546,948)			$558,215
Financial Derivative Instruments (j)(l) 1.1%(Cost or Premiums, net $576)			3,687
Other Assets and Liabilities, net (64.4)%			(219,989)
Net Assets 100.0%			$341,913

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)       REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$941	U.S. Treasury Notes 2.250% due 03/31/2021	$(962)	$941	$941
Total Repurchase Agreements						$(962)	$941	$941

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.600%	06/10/2019	07/10/2019	$(71,213)	$(71,320)
DEU	2.470	05/29/2019	07/10/2019	(7,267)	(7,284)
	2.580	05/28/2019	07/09/2019	(19,451)	(19,499)
RCY	2.610	06/05/2019	08/02/2019	(26,030)	(26,079)
SCX	2.590	04/25/2019	07/09/2019	(6,633)	(6,665)
Total Reverse Repurchase Agreements					$(130,847)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.600%	04/26/2019	07/30/2019	$(9,997)	$(10,044)
Total Sale-Buyback Transactions					$(10,044)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
Sovereign Issues (0.8)%
Canadian Government Bond	2.750%	12/01/2048	CAD	2,800	$(2,601)	$(2,671)
U.S. Government Agencies (1.2)%
Fannie Mae UMBS, TBA	5.000	08/01/2049		$3,900	(4,123)	(4,121)
Total Short Sales (2.0)%					$(6,724)	$(6,792)

(i)	Securities with an aggregate market value of $141,076 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(107,190) at a weighted average interest rate of 2.461%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(21) of deferred price drop.

(4)	Payable for short sales includes $(6) of accrued interest.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.000	08/23/2019	2	$4	$0	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	103.750	08/23/2019	7	14	0	0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.000	08/23/2019	91	182	1	0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	50	100	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	371	371	3	1
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	145.500	08/23/2019	310	310	3	0
Call - CBOT U.S. Treasury 10-Year Note September 2019 Futures	149.500	08/23/2019	50	50	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	163	163	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	225.000	08/23/2019	28	28	0	0
Total Purchased Options					$9	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Mini MSCI EAFE Index September Futures	09/2019	285	$27,407	$683	$147	$0
U.S. Treasury 2-Year Note September Futures	09/2019	157	33,783	217	0	(6)
U.S. Treasury 5-Year Note September Futures	09/2019	90	10,634	110	0	0
				$1,010	$147	$(6)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	387	$(95,246)	$(891)	$24	$0
90-Day Eurodollar March Futures	03/2020	559	(137,360)	(1,163)	28	0
U.S. Treasury 10-Year Note September Futures	09/2019	459	(58,738)	(847)	0	(15)
U.S. Treasury 30-Year Bond September Futures	09/2019	191	(29,718)	(1,108)	24	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	59	(10,476)	(325)	11	0
				$(4,334)	$87	$(15)
Total Futures Contracts				$(3,324)	$234	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$12,800	$223	$53	$276	$6	$0

INTEREST RATE SWAPS

										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	21,000	$(6)	$(695)	$(701)	$0	$(10)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	2,950	97	248	345	26	0
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		$15,700	3	188	191	0	(5)
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		56,800	(2)	(733)	(735)	5	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		99,200	0	(594)	(594)	23	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		22,800	869	(1,093)	(224)	21	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	1,678	1,444	0	(36)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		14,300	(796)	(45)	(841)	12	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		7,000	0	(275)	(275)	7	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		32,300	5	(2,056)	(2,051)	35	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		7,200	0	(459)	(459)	8	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	(282)	(305)	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	(34)	(29)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,500	407	(273)	134	21	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	50	(24)	26	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,000	(164)	(259)	(423)	14	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		20,000	(413)	(1,436)	(1,849)	35	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		26,800	87	3,263	3,350	0	(89)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		18,100	106	(2,874)	(2,768)	96	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	390,000	(135)	6	(129)	0	(3)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$2,200	0	13	13	0	(1)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	5,500	92	(39)	53	13	0
							$(52)	$(5,775)	$(5,827)	$332	$(144)
Total Swap Agreements							$171	$(5,722)	$(5,551)	$338	$(144)

(k)	Securities with an aggregate market value of $5,494 and cash of $588 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(5)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	JPY	17,300		$160	$0	$(1)
BPS	07/2019	CHF	113		113	0	(2)
	07/2019	GBP	421		537	2	0
	07/2019	JPY	23,400		216	0	(1)
	07/2019		$2,521	CAD	3,383	62	0
	07/2019		2,393	GBP	1,887	3	0
	07/2019		1,224	TWD	38,496	17	0
	08/2019	GBP	1,887		$2,397	0	(3)
	08/2019	RUB	6,734		103	0	(3)
	08/2019		$1,436	ARS	64,098	0	(10)
	09/2019	CNY	8,973		$1,295	0	(11)
BRC	08/2019	MXN	231		12	0	0
CBK	07/2019	ARS	2,500		51	0	(5)
	07/2019	CAD	585		434	0	(13)
	07/2019	GBP	168		213	0	(1)
	07/2019	JPY	475,800		4,367	0	(46)
	08/2019	EUR	2,152		2,422	0	(34)
	09/2019		$1,111	IDR	16,034,382	13	0
GLM	07/2019	COP	5,528,628		$1,735	17	0
	07/2019		$3,109	GBP	2,450	2	0
	08/2019		176	SEK	1,680	6	0
	10/2019	MXN	231		$12	0	0
	10/2019		$1,727	COP	5,528,628	0	(18)
	10/2019		12	MXN	231	0	0
HUS	07/2019	BRL	1,351		$353	1	0
	07/2019		$50	ARS	2,499	6	0
	07/2019		353	BRL	1,351	0	(2)
	08/2019	BRL	1,351		$352	2	0
	09/2019		$2,918	CNH	20,279	32	0
	09/2019		221	HKD	1,728	1	0
	10/2019	MXN	231		$12	0	0
	10/2019		$12	MXN	231	0	0
	11/2019	TWD	64,319		$2,055	0	(35)
	11/2019		$31,615	CNH	214,209	0	(474)
	01/2021	BRL	1,400		$216	0	(130)
JPM	07/2019		$1,656	RUB	106,554	26	0
	08/2019	EUR	1,374		$1,552	0	(16)
	09/2019		$545	IDR	7,917,464	10	0
	09/2019		2,268	TWD	71,428	47	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

	11/2019	CNH	124,868		$17,851	0	(302)
	11/2019	TWD	46,641		1,489	0	(26)
MSB	07/2019	BRL	6,393		1,668	3	0
	07/2019	TWD	38,496		1,222	0	(19)
	07/2019		$1,656	BRL	6,393	9	0
	11/2019		1,226	TWD	38,496	25	0
NGF	09/2019	CNH	11,316		$1,634	0	(13)
RBC	07/2019		$1,739	ZAR	25,348	59	0
SCX	07/2019	BRL	7,744		$1,921	0	(95)
	07/2019	GBP	3,748		4,744	0	(16)
	07/2019		$2,021	BRL	7,744	0	(4)
	09/2019	SGD	4,533		$3,319	0	(35)
	11/2019	CNH	89,341		12,762	0	(226)
SSB	07/2019	CAD	3,486		2,607	0	(55)
TOR	07/2019		$1,634	COP	5,528,628	84	0
UAG	07/2019		4,799	JPY	516,500	0	(8)
	08/2019	EUR	907		$1,026	0	(9)
	08/2019	JPY	516,500		4,810	8	0
Total Forward Foreign Currency Contracts						$435	$(1,613)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	3,210	$26	$2

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	30,500	$244	$668
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	31,200	183	491
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	9,400	376	9
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	2,300	112	0
							$915	$1,168
Total Purchased Options							$941	$1,170

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	600	$(1)	$0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	700	(1)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	300	1	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	600	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	800	(1)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	600	(1)	0
						$(4)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	1,717	$(11)	$(7)
	Call - OTC USD versus BRL		3.933	07/23/2019	1,717	(11)	(11)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	1,717	(12)	(19)
	Call - OTC USD versus ZAR		14.790	07/23/2019	1,717	(11)	(5)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	6,420	(28)	(2)
						$(73)	$(44)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	16,100	$(244)	$(664)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	16,500	(183)	(494)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	2,300	(71)	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	2,300	(41)	0
						$(539)	$(1,158)
Total Written Options						$(616)	$(1,203)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	385	$71	$(40)	$31	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$300	$0	$0	$0	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	NDDUEAFE Index	17,908	2.406% (3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	$106,107	$0	$780	$780	$0
JPM	Receive	NDDUEAFE Index	17,908	2.326% (3-Month USD-LIBOR less a specified spread)	Maturity	05/26/2020	106,107	0	795	795	0
MYI	Receive	NDDUEAFE Index	16,478	2.310% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/20/2020	95,641	0	2,883	2,883	0
								$0	$4,458	$4,458	$0
Total Swap Agreements								$71	$4,418	$4,489	$0

(m)	Securities with an aggregate market value of $821 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,064	$0	$3,064
Corporate Bonds & Notes
Banking & Finance	0	38,214	0	38,214
Industrials	0	2,391	0	2,391
Utilities	0	4,988	0	4,988
Municipal Bonds & Notes
Arizona	0	230	0	230
California	0	853	0	853
Illinois	0	156	0	156
Nebraska	0	27	0	27
Tennessee	0	28	0	28
U.S. Government Agencies	0	102,037	0	102,037
U.S. Treasury Obligations	0	338,565	0	338,565
Non-Agency Mortgage-Backed Securities	0	15,579	0	15,579
Asset-Backed Securities	0	36,120	0	36,120
Sovereign Issues	0	10,568	0	10,568
Short-Term Instruments
Repurchase Agreements	0	941	0	941
U.S. Treasury Bills	0	25	0	25

	$0	$553,786	$0	$553,786
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,429	$0	$0	$4,429

Total Investments	$4,429	$553,786	$0	$558,215

Short Sales, at Value - Liabilities
Sovereign Issues	0	(2,671)	0	(2,671)
U.S. Government Agencies	0	(4,121)	0	(4,121)

	$0	$(6,792)	$0	$(6,792)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	234	339	0	573
Over the counter	0	6,094	0	6,094

	$234	$6,433	$0	$6,667
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(144)	0	(165)
Over the counter	0	(2,816)	0	(2,816)

	$(21)	$(2,960)	$0	$(2,981)

Total Financial Derivative Instruments	$213	$3,473	$0	$3,686

Totals	$4,642	$550,467	$0	$555,109

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 122.1% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

American Honda Finance Corp.
3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,900	$1,898
Charter Communications Operating LLC
4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		1,746	1,746
Toyota Motor Credit Corp.
2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		5,000	4,995
Total Loan Participations and Assignments (Cost $8,631)			8,639

CORPORATE BONDS & NOTES 9.7%

BANKING & FINANCE 6.7%

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		2,300	2,420
Banco Santander S.A.
6.250% due 09/11/2021 •(d)(e)	EUR	600	719
Bank of America Corp.
3.004% due 12/20/2023 •		$431	439
Barclays Bank PLC
7.625% due 11/21/2022 (e)		400	437
10.179% due 06/12/2021		18,540	20,985
Barclays PLC
3.905% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,409
4.610% due 02/15/2023 •		4,400	4,562
6.500% due 09/15/2019 •(d)(e)	EUR	1,400	1,612
7.125% due 06/15/2025 •(d)(e)	GBP	600	797
8.000% due 12/15/2020 •(d)(e)	EUR	600	739
Citigroup, Inc.
3.543% (US0003M + 1.023%) due 06/01/2024 ~		$6,200	6,237
3.950% (US0003M + 1.430%) due 09/01/2023 ~		500	510
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(d)(e)	EUR	200	237
6.625% due 06/29/2021 •(d)(e)		800	1,009
6.875% due 03/19/2020 (e)		4,200	5,013
Credit Suisse Group AG
7.500% due 07/17/2023 •(d)(e)		$2,800	3,008
Deutsche Bank AG
3.751% (US0003M + 1.230%) due 02/27/2023 ~		9,300	8,972
4.250% due 10/14/2021		8,250	8,361
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,100	2,563
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$4,700	4,697
3.365% (US0003M + 0.830%) due 08/12/2019 •		11,000	11,003
3.592% (US0003M + 1.000%) due 01/09/2020 ~		2,905	2,911
5.139% (US0003M + 2.550%) due 01/07/2021 ~		1,600	1,629
Goldman Sachs Group, Inc.
3.688% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,529
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,202
3.400% due 03/08/2021		1,300	1,320
3.520% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,405
4.098% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,147
4.292% due 09/12/2026 •		1,300	1,383
4.300% due 03/08/2026		1,000	1,075
4.750% due 07/04/2029 •(d)(e)	EUR	1,900	2,274
5.875% due 09/28/2026 •(d)(e)	GBP	2,200	2,940
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		$6,000	6,013
3.482% (US0003M + 0.890%) due 07/23/2024 ~		5,400	5,420
3.797% due 07/23/2024 •		2,000	2,099
6.053% (US0003M + 3.470%) due 07/30/2019 ~(d)		2,900	2,898
Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,003
4.050% due 08/16/2023		200	209
7.500% due 09/27/2025 •(d)(e)		2,600	2,735
7.625% due 06/27/2023 •(d)(e)	GBP	1,300	1,802
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$2,000	1,995
3.247% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,384
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		3,300	3,295

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

4.519% due 06/25/2024 •		3,000	3,125
4.892% due 05/18/2029 •		2,600	2,777
5.076% due 01/27/2030 •		2,900	3,146
7.500% due 08/10/2020 •(d)(e)		1,000	1,028
8.000% due 08/10/2025 •(d)(e)		200	217
8.625% due 08/15/2021 •(d)(e)		500	540
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		3,900	4,144
Santander UK PLC
2.875% due 06/18/2024		6,100	6,134
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,829
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	930	1,297
Synchrony Financial
2.700% due 02/03/2020		$2,100	2,100
3.806% (US0003M + 1.230%) due 02/03/2020 ~		3,200	3,213
UBS AG
5.125% due 05/15/2024 (e)		3,900	4,144
7.625% due 08/17/2022 (e)		4,700	5,273
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	705
4.125% due 09/24/2025		800	854
UniCredit SpA
7.830% due 12/04/2023		6,525	7,459
WPC Eurobond BV
2.250% due 04/09/2026	EUR	5,700	6,921
			205,303
INDUSTRIALS 1.9%

Allergan Sales LLC
4.875% due 02/15/2021		$186	192
Amgen, Inc.
3.875% due 11/15/2021		100	103
BAT Capital Corp.
2.764% due 08/15/2022		2,200	2,207
3.222% due 08/15/2024		600	605
3.398% (US0003M + 0.880%) due 08/15/2022 ~		1,400	1,404
BAT International Finance PLC
3.250% due 06/07/2022		100	102
Charter Communications Operating LLC
3.579% due 07/23/2020		3,200	3,229
4.464% due 07/23/2022		1,800	1,892
4.908% due 07/23/2025		1,400	1,520
Comcast Corp.
3.950% due 10/15/2025		104	112
CSN Resources S.A.
7.625% due 02/13/2023		2,400	2,541
Daimler Finance North America LLC
3.400% due 02/22/2022		8,500	8,673
Enbridge, Inc.
3.110% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,404
General Motors Co.
3.365% (US0003M + 0.800%) due 08/07/2020 ~		300	300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (b)	EUR	3,000	3,496
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		$3,200	3,224
INEOS Finance PLC
2.125% due 11/15/2025 (g)	EUR	3,400	3,842
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	102
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		200	210
McDonald's Corp.
3.012% (US0003M + 0.430%) due 10/28/2021 ~		2,000	2,002
Netflix, Inc.
3.875% due 11/15/2029	EUR	2,400	2,963
Reynolds American, Inc.
4.000% due 06/12/2022		$100	104
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,372
5.400% due 08/08/2028		3,600	3,917
SASOL Financing USA LLC
5.875% due 03/27/2024		1,000	1,084
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,067
Syngenta Finance NV
3.698% due 04/24/2020		1,600	1,611
Williams Cos., Inc.
4.500% due 11/15/2023		1,100	1,175
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,202

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

3.550% due 04/01/2025		2,100	2,165
			59,925
UTILITIES 1.1%

AT&T, Inc.
3.247% (US0003M + 0.650%) due 01/15/2020 ~		100	100
3.270% (US0003M + 0.750%) due 06/01/2021 ~		10,400	10,455
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,700	4,743
3.616% (US0003M + 1.180%) due 06/12/2024 ~		6,300	6,384
Duke Energy Corp.
3.028% (US0003M + 0.500%) due 05/14/2021 ~		3,900	3,911
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	4,225
Rio Oil Finance Trust
9.250% due 07/06/2024		1,169	1,308
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	798
Southern Power Co.
2.937% (US0003M + 0.550%) due 12/20/2020 ~		$700	700
Verizon Communications, Inc.
3.618% (US0003M + 1.100%) due 05/15/2025 ~		2,800	2,838
			35,462
Total Corporate Bonds & Notes (Cost $293,695)			300,689

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,868
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023		1,100	1,283
			3,151
ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		400	476
7.750% due 01/01/2042		153	173
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		3,600	4,248
			4,897
PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	137

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		2,505	2,517
Total Municipal Bonds & Notes (Cost $9,390)			10,702

U.S. GOVERNMENT AGENCIES 26.9%

Fannie Mae
2.524% due 03/25/2034 •		3	2
2.560% due 03/25/2036 •		137	136
2.827% due 09/25/2042 •		115	114
3.875% due 11/25/2023 •		14	14
3.904% due 04/25/2024 •		14	15
4.070% due 08/01/2035 •		112	116
4.282% due 07/01/2032 •		10	10
4.352% due 10/01/2035 •		16	17
4.443% due 09/01/2035 •		139	146
4.528% due 10/01/2035 •		54	56
4.533% due 10/01/2035 •		42	44
4.561% due 07/01/2035 •		38	39
4.665% due 08/01/2036 •		67	70
4.705% due 02/01/2034 •		47	49
4.743% due 11/01/2034 •		73	78
4.800% due 02/01/2035 •		16	17
4.813% due 03/01/2036 •		299	314
Fannie Mae UMBS
3.500% due 04/01/2048		9,208	9,474
4.000% due 10/01/2030 - 06/01/2049		46,470	49,295
5.500% due 09/01/2027		6	7
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049		230,700	235,713
4.000% due 08/01/2049		468,800	484,302

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Freddie Mac
2.594% due 10/15/2020 •	1	1
2.794% due 11/15/2043 •	1,875	1,876
3.704% due 10/25/2044 •	40	40
3.904% due 07/25/2044 •	182	187
4.101% due 09/01/2035 •	22	23
Freddie Mac UMBS
4.000% due 08/01/2048	30,740	31,833
Ginnie Mae
2.794% due 03/16/2032 •	5	5
2.987% due 08/20/2062 •	1,533	1,534
3.500% due 02/15/2045 - 03/15/2045	3,703	3,828
4.125% (H15T1Y + 1.500%) due 11/20/2024 ~	16	17
Ginnie Mae, TBA
5.000% due 07/01/2049 - 08/01/2049	9,600	10,035
Overseas Private Investment Corp.
4.140% due 05/15/2030	928	1,005
Total U.S. Government Agencies (Cost $828,190)		830,412

U.S. TREASURY OBLIGATIONS 63.9%

U.S. Treasury Bonds
2.750% due 08/15/2047	500	521
3.000% due 08/15/2048 (g)	900	986
3.000% due 02/15/2049 (g)	37,000	40,586
4.375% due 05/15/2040	16,100	21,427
4.625% due 02/15/2040	11,300	15,505
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021	23,932	23,714
0.125% due 01/15/2022	88,503	87,966
0.125% due 04/15/2022	77,745	77,149
0.125% due 07/15/2022	116,995	116,672
0.625% due 07/15/2021	24,147	24,301
0.625% due 01/15/2026	5,871	6,015
1.000% due 02/15/2048	32,120	33,834
1.125% due 01/15/2021	16,469	16,599
U.S. Treasury Notes
1.375% due 09/30/2020 (i)	121,200	120,424
1.375% due 10/31/2020	98,300	97,664
1.500% due 08/15/2026 (k)	51,500	50,158
1.625% due 02/15/2026 (k)	6,100	6,008
1.750% due 12/31/2020 (g)	200,400	200,134
1.750% due 05/15/2023 (i)	1,330	1,331
1.875% due 07/31/2022 (i)	50,800	51,017
1.875% due 08/31/2022 (g)	293,800	295,057
2.000% due 11/30/2020 (i)(k)	34,100	34,171
2.000% due 07/31/2022 (i)(k)	32,400	32,663
2.000% due 11/30/2022 (i)(k)	43,000	43,380
2.000% due 11/15/2026 (k)	37,400	37,667
2.125% due 08/31/2020 (i)	69,100	69,267
2.250% due 12/31/2023 (i)(k)	3,800	3,881
2.250% due 08/15/2027 (k)	27,800	28,460
2.625% due 12/31/2025 (k)	22,700	23,764
2.625% due 02/15/2029 (g)	275,500	290,400
3.000% due 09/30/2025	56,300	60,121
3.000% due 10/31/2025	56,600	60,475
Total U.S. Treasury Obligations (Cost $1,943,019)		1,971,317

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%

American Home Mortgage Assets Trust
2.594% (US0001M + 0.190%) due 05/25/2046 ^~	663	623
2.614% due 10/25/2046 •	249	176
American Home Mortgage Investment Trust
4.044% due 09/25/2045 •	82	83
4.544% due 02/25/2045 •	175	180
Banc of America Funding Trust
2.573% due 10/20/2036 •	391	351
4.648% due 01/20/2047 ^~	27	26
Bear Stearns ALT-A Trust
4.254% due 08/25/2036 ^~	452	381
4.302% due 07/25/2035 ~	4,118	3,828
4.625% due 05/25/2035 ~	90	92
Citigroup Commercial Mortgage Trust
1.939% due 09/10/2045 ~(a)	5,626	255
Citigroup Mortgage Loan Trust
2.564% due 01/25/2037 •	9,295	8,400
4.417% due 09/25/2037 ^~	69	60
4.820% due 10/25/2035 •	106	109
Countrywide Alternative Loan Trust
2.574% due 11/25/2036 •	677	659
2.593% due 03/20/2046 •	860	797
2.593% due 07/20/2046 ^•	474	376
2.954% due 05/25/2035 •	1,728	1,464

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

3.943% due 06/25/2037 ~		654	568
4.554% due 10/20/2035 •		270	236
Countrywide Home Loan Mortgage Pass-Through Trust
2.984% due 04/25/2035 •		83	80
3.044% due 03/25/2035 •		49	50
Credit Suisse First Boston Mortgage Securities Corp.
4.252% due 06/25/2033 ~		34	34
Credit Suisse Mortgage Capital Certificates
2.704% due 01/27/2037 •		1,626	1,211
3.671% due 02/27/2037 ~		496	499
Downey Savings & Loan Association Mortgage Loan Trust
2.650% due 08/19/2045 •		265	259
4.498% due 07/19/2044 ~		22	23
First Horizon Alternative Mortgage Securities Trust
4.120% due 03/25/2035 ~		67	55
First Horizon Mortgage Pass-Through Trust
4.518% due 08/25/2035 ~		12	10
GreenPoint Mortgage Funding Trust
2.584% due 01/25/2037 •		8,052	7,730
GSMSC Pass-Through Trust
2.880% due 12/26/2036 •		4,089	2,211
GSR Mortgage Loan Trust
4.500% due 09/25/2035 ~		36	37
HarborView Mortgage Loan Trust
2.610% due 07/19/2047 •		10,501	10,070
HomeBanc Mortgage Trust
4.197% due 04/25/2037 ^~		603	563
IndyMac Mortgage Loan Trust
2.614% due 05/25/2046 •		845	826
2.704% due 06/25/2037 ^•		213	136
3.184% due 05/25/2034 •		8	8
4.290% due 12/25/2034 ~		11	11
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		3,052	2,522
JPMorgan Mortgage Trust
4.724% due 02/25/2035 ~		27	27
6.000% due 01/25/2036 ^		370	297
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •		61	60
2.654% due 11/25/2035 •		2	2
RBSSP Resecuritization Trust
4.714% due 10/26/2035 ~		354	358
Residential Accredit Loans, Inc. Trust
2.554% due 02/25/2047 •		3,410	3,285
2.564% due 01/25/2037 •		8,011	7,716
2.574% due 01/25/2037 •		5,341	5,043
2.589% due 12/25/2036 •		136	129
3.752% due 11/25/2037 ~		7,995	7,439
5.000% due 09/25/2036 ^		275	257
5.011% due 09/25/2034 ~		4,852	4,873
6.000% due 03/25/2037 ^		3,186	3,000
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		3,933	3,292
Structured Adjustable Rate Mortgage Loan Trust
3.904% due 01/25/2035 ^•		84	82
Structured Asset Mortgage Investments Trust
2.524% due 08/25/2036 •		11,482	10,733
2.594% due 07/25/2046 ^•		3,562	2,846
2.624% due 05/25/2036 •		129	122
2.624% due 05/25/2046 •		489	279
2.640% due 07/19/2035 •		71	70
2.684% due 02/25/2036 ^•		254	243
3.732% due 02/25/2036 ^•		1,057	1,052
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.413% due 06/25/2033 ~		18	18
Towd Point Mortgage Funding PLC
1.855% due 10/20/2051 •	GBP	8,300	10,581
UBS-Barclays Commercial Mortgage Trust
1.093% due 03/10/2046 ~(a)		$25,662	735
WaMu Mortgage Pass-Through Certificates Trust
2.694% due 10/25/2045 •		968	969
2.694% due 12/25/2045 •		14,266	13,768
2.714% due 01/25/2045 •		49	49
3.044% due 01/25/2045 •		48	48
Washington Mutual Mortgage Pass-Through Certificates Trust
3.334% due 11/25/2046 •		3,552	3,315
3.354% due 10/25/2046 ^•		5,307	4,726

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
4.703% due 10/25/2033 ~	23	24
Total Non-Agency Mortgage-Backed Securities (Cost $118,348)		130,437

ASSET-BACKED SECURITIES 11.8%

Aames Mortgage Investment Trust
4.429% due 01/25/2035 •	5,000	4,792
ACE Securities Corp. Home Equity Loan Trust
2.554% due 07/25/2036 •	4,338	2,098
2.644% due 12/25/2036 •	14,790	9,564
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.854% due 10/25/2035 •	1,101	1,109
2.874% due 10/25/2035 •	9,500	9,102
Allegro CLO Ltd.
3.803% due 01/30/2026 •	714	715
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.169% due 10/25/2035 •	7,530	7,556
3.424% due 10/25/2034 •	1,000	1,012
3.529% due 11/25/2034 •	2,972	2,986
Argent Mortgage Loan Trust
2.884% due 05/25/2035 •	3,569	3,447
Asset-Backed Funding Certificates Trust
3.094% due 07/25/2035 •	2,925	2,938
Asset-Backed Securities Corp. Home Equity Loan Trust
3.499% due 02/25/2035 •	1,398	1,408
Bear Stearns Asset-Backed Securities Trust
2.854% due 08/25/2036 •	7,476	7,378
4.862% due 10/25/2036 ~	384	392
CIT Mortgage Loan Trust
3.780% due 10/25/2037 •	5,161	5,233
Citigroup Mortgage Loan Trust, Inc.
2.684% due 08/25/2036 •	14,200	13,622
2.814% due 10/25/2035 •	604	607
Countrywide Asset-Backed Certificates
2.544% due 06/25/2035 •	5,169	4,735
2.544% due 03/25/2037 •	1,186	1,102
2.584% due 11/25/2047 ^•	2,246	1,873
2.604% due 08/25/2036 •	4,943	4,926
2.604% due 06/25/2047 ^•	3,317	2,961
2.614% due 05/25/2047 ^•	5,883	5,019
2.624% due 09/25/2037 ^•	1,379	1,155
2.654% due 01/25/2046 ^•	6,564	6,314
2.654% due 06/25/2047 •	2,782	2,642
2.684% due 09/25/2036 •	2,756	2,763
2.844% due 04/25/2036 •	11,140	11,183
3.439% due 12/25/2035 •	5,093	5,056
First Franklin Mortgage Loan Trust
2.544% due 09/25/2036 •	21	21
3.264% due 08/25/2032 •	3,229	3,220
3.274% due 09/25/2034 •	715	719
Fremont Home Loan Trust
2.539% due 10/25/2036 •	3,283	3,093
2.734% due 01/25/2036 •	408	399
GE-WMC Mortgage Securities Trust
2.444% due 08/25/2036 •	8	5
GSAA Trust
3.114% due 06/25/2035 •	5,000	4,789
GSAMP Trust
2.584% due 11/25/2035 •	51	11
2.634% due 01/25/2037 •	7,000	6,134
2.654% due 05/25/2046 •	12,450	11,978
2.724% due 03/25/2046 •	10,400	10,178
4.204% due 06/25/2035 •	6,927	6,844
Halcyon Loan Advisors Funding Ltd.
3.692% due 10/22/2025 •	1,092	1,092
Home Equity Loan Trust
2.744% due 04/25/2037 •	11,054	9,401
HSI Asset Securitization Corp. Trust
2.504% due 07/25/2036 •	5,273	3,068
JPMorgan Mortgage Acquisition Trust
2.664% due 03/25/2037 •	487	483
2.674% due 05/25/2036 •	1,700	1,652
Lehman XS Trust
2.564% due 05/25/2036 •	4,750	4,846
Long Beach Mortgage Loan Trust
2.574% due 12/25/2036 •	12,194	6,014
2.924% due 08/25/2045 •	1,150	1,129
2.964% due 10/25/2034 •	186	182
3.049% due 11/25/2035 •	632	629
3.139% due 08/25/2035 •	225	226
MASTR Asset-Backed Securities Trust
2.514% due 11/25/2036 •	22,066	10,550
2.904% due 10/25/2035 ^•	4,379	4,190

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Merrill Lynch Mortgage Investors Trust
2.514% due 07/25/2037 •		16,688	9,246
2.514% due 08/25/2037 •		6,584	4,234
Morgan Stanley ABS Capital, Inc. Trust
2.534% due 10/25/2036 •		1,100	1,063
2.534% due 02/25/2037 •		5,910	5,436
2.564% due 09/25/2036 •		1,153	650
3.109% due 12/25/2034 •		1,229	1,176
Mountain Hawk CLO Ltd.
3.801% due 04/18/2025 •		1,354	1,354
Navient Private Education Loan Trust
2.794% due 12/16/2058 •		590	590
NovaStar Mortgage Funding Trust
3.510% due 06/25/2035 •		3,494	3,514
OHA Credit Partners Ltd.
3.771% due 10/20/2025		458	459
Option One Mortgage Loan Trust
2.764% due 01/25/2036 •		7,800	7,191
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.454% due 10/25/2034 •		1,800	1,833
4.204% due 12/25/2034 •		1,208	1,234
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		12,987	5,896
Residential Asset Mortgage Products Trust
2.624% due 12/25/2035 •		1,023	945
3.094% due 10/25/2035 •		6,890	6,875
Residential Asset Securities Corp. Trust
2.674% due 08/25/2036 •		15,000	14,602
2.874% due 11/25/2035 •		4,493	4,367
Residential Asset Securitization Trust
2.754% due 10/25/2048 •		8	8
Securitized Asset-Backed Receivables LLC Trust
2.574% due 08/25/2036 ^•		723	330
2.644% due 07/25/2036 •		7,295	4,121
3.064% due 08/25/2035 ^•		2,621	1,789
3.454% due 03/25/2035 •		2,599	2,394
Soundview Home Loan Trust
2.564% due 10/25/2036 •		4,121	4,112
2.584% due 02/25/2037 •		751	290
Specialty Underwriting & Residential Finance Trust
3.379% due 12/25/2035 •		297	298
Structured Asset Investment Loan Trust
2.534% due 07/25/2036 •		1,462	1,153
2.554% due 09/25/2036 •		2,375	2,293
3.334% due 06/25/2035 •		10,000	9,585
3.354% due 08/25/2033 •		15,084	15,133
Structured Asset Securities Corp. Mortgage Loan Trust
2.564% due 03/25/2036 •		558	534
2.574% due 12/25/2036 •		2,519	2,475
3.940% due 04/25/2035 •		147	145
Sudbury Mill CLO Ltd.
3.738% due 01/17/2026 •		6,385	6,389
Symphony CLO Ltd.
3.627% due 10/15/2025 •		8,230	8,234
TICP CLO Ltd.
3.432% due 04/20/2028 •		3,800	3,785
Venture CLO Ltd.
3.667% due 04/15/2027		4,600	4,589
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 þ		4,239	4,259
WaMu Asset-Backed Certificates WaMu Trust
2.629% due 05/25/2037 •		6,477	6,245
Total Asset-Backed Securities (Cost $330,854)			363,367

SOVEREIGN ISSUES 4.4%

Argentina Government International Bond
3.750% due 12/31/2038 þ		14,300	8,401
5.875% due 01/11/2028		6,550	4,999
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	4,641	94
63.705% (ARLLMONP) due 06/21/2020 ~(a)		167,431	3,847
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	17,890
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	4,697
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)	BRL	31,964	10,736
6.000% due 05/15/2055 (c)		24,538	9,156
Israel Government International Bond
4.125% due 01/17/2048		$1,300	1,426
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	7,019,014	67,999
Saudi Government International Bond
2.375% due 10/26/2021		$300	300

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

4.000% due 04/17/2025	2,900	3,091
5.000% due 04/17/2049	1,700	1,866
Total Sovereign Issues (Cost $137,816)		134,502

SHORT-TERM INSTRUMENTS 0.6%

CERTIFICATES OF DEPOSIT 0.5%

Barclays Bank PLC
2.980% (US0003M + 0.400%) due 10/25/2019 ~	8,100	8,108
Lloyds Bank Corporate Markets PLC
3.092% (US0003M + 0.500%) due 10/26/2020 ~	7,200	7,222
		15,330
REPURCHASE AGREEMENTS (f) 0.1%
		1,651

Total Short-Term Instruments (Cost $16,951)		16,981
Total Investments in Securities (Cost $3,686,893)		3,767,047

	SHARES

INVESTMENTS IN AFFILIATES 16.1%

SHORT-TERM INSTRUMENTS 16.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.1%

PIMCO Short Asset Portfolio	49,047,374	487,825
PIMCO Short-Term Floating NAV Portfolio III	866,184	8,568
Total Short-Term Instruments (Cost $499,463)		496,393
Total Investments in Affiliates (Cost $499,463)		496,393
Total Investments 138.2% (Cost $4,186,356)		$4,263,440
Financial Derivative Instruments (h)(j) (1.4)%(Cost or Premiums, net $20,532)		(42,706)
Other Assets and Liabilities, net (36.8)%		(1,135,560)
Net Assets 100.0%		$3,085,174

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,651	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,687)	$1,651	$1,651
Total Repurchase Agreements						$(1,687)	$1,651	$1,651

REVERSE REPURCHASE AGREEMENTS:

						Payable for
						Reverse
					Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Borrowed(2)	Agreements
BOS	2.600%	06/10/2019	07/10/2019		$(128,183)	$(128,377)
	2.700	06/17/2019	07/01/2019		(23,014)	(23,039)
DEU	2.470	05/29/2019	07/10/2019		(27,894)	(27,958)
	2.490	05/29/2019	07/10/2019		(114,125)	(114,385)
	2.580	06/27/2019	07/09/2019		(59,451)	(59,468)
JML	(1.900)	03/07/2019	TBD(3)	EUR	(1,908)	(2,156)
JPS	2.450	06/10/2019	07/10/2019		$(11,963)	(11,980)
RCY	2.610	06/05/2019	08/02/2019		(3,980)	(3,988)
SGY	2.540	06/13/2019	07/05/2019		(22,208)	(22,236)
Total Reverse Repurchase Agreements						$(393,587)

SALE-BUYBACK TRANSACTIONS:

					Payable for
				Amount	Sale-Buyback
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Borrowed(2)	Transactions(4)
BPG	2.580%	06/13/2019	07/25/2019	$(978)	$(980)
GSC	2.600	06/12/2019	07/24/2019	(20,068)	(20,095)
Total Sale-Buyback Transactions					$(21,075)

SHORT SALES:

		Maturity		Principal		Payable for
Description	Coupon	Date		Amount	Proceeds	Short Sales(5)
U.S. Government Agencies (0.3)%
Fannie Mae UMBS, TBA	5.000%	08/01/2049		$9,600	$(10,142)	$(10,144)
Sovereign Issues (0.8)%
Canadian Government Bond	2.750%	12/01/2048	CAD	24,300	(22,499)	(23,185)
Total Short Sales (1.1)%					$(32,641)	$(33,329)

(g) Securities with an aggregate market value of $416,956 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(395,318) at a weighted average interest rate of 2.434%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for sale-buyback transactions includes $(35) of deferred price drop.

(5)	Payable for short sales includes $53 of accrued interest.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of			Market
Description	Price	Date	Contracts	Notional Amount	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$109.750	08/23/2019	136	$272	$1	$0
Call - CBOT U.S. Treasury 2-Year Note September 2019 Futures	110.000	08/23/2019	472	944	4	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	107.500	08/23/2019	19	19	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	6,723	6,723	58	7
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	680	680	6	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	3,978	3,978	34	4
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	588	588	5	1
Total Purchased Options					$108	$13

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Mini MSCI EAFE Index September Futures	09/2019	947	$91,068	$2,232	$580	$0
U.S. Treasury 5-Year Note September Futures	09/2019	4,868	575,185	6,647	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	3,189	408,092	7,355	99	0
				$16,234	$679	$0

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	2,886	$(710,281)	$(6,641)	$180	$0
90-Day Eurodollar March Futures	03/2020	5,095	(1,251,969)	(9,986)	255	0
U.S. Treasury 2-Year Note September Futures	09/2019	1,413	(304,049)	(2,397)	55	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,940	(301,852)	(10,596)	243	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	129	(22,906)	(590)	24	0
				$(30,210)	$757	$0
Total Futures Contracts				$(13,976)	$1,436	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
				Implied		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional	Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Boston
Scientific
Corp.	(1.000)%	Quarterly	06/20/2020	0.063%	$2,000	$(52)	$33	$(19)	$0	$0
Constellation
Energy Group,
Inc.	(1.000)	Quarterly	06/20/2020	0.050	1,000	(27)	17	(10)	0	0
Kraft Heinz
Foods Co.	(1.000)	Quarterly	09/20/2020	0.186	1,500	(35)	20	(15)	0	0
						$(114)	$70	$(44)	$0	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
				Implied		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2019(3)	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Berkshire
Hathaway,
Inc.	1.000%	Quarterly	12/20/2023	0.379%	$6,300	$(73)	$244	$171	$1	$0
Sprint
Communicatio
ns, Inc.	5.000	Quarterly	09/20/2019	0.378	4,000	232	(183)	49	1	0
						$159	$61	$220	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Variation Margin
					Premiums	Unrealized
	Fixed	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.IG-32 5-Year Index	1.000%	Quarterly	06/20/2024	$490,700	$8,491	$2,107	$10,598	$228	$0

INTEREST RATE SWAPS

										Variation Margin(7)
Pay/
Receive							Premiums	Unrealized
Floating		Fixed	Payment	Maturity		Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Rate	Frequency	Date		Amount	(Received)	(Depreciation)	Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	172,600	$(21)	$(5,742)	$(5,763)	$0	$(80)
	3-Month CAD-Bank
Pay	Bill	2.750	Semi-Annual	12/18/2048	CAD	26,250	(320)	3,394	3,074	231	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		$1,300	17	(7)	10	0	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(458)	(135)	(593)	14	0
Receive(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		56,200	(192)	(494)	(686)	18	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		113,300	3,210	(3,054)	156	60	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		805,400	(27)	(10,400)	(10,427)	75	0
Receive(6)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		882,700	0	(5,286)	(5,286)	208	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		77,500	0	4,586	4,586	0	(60)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		285,400	(3,021)	14,613	11,592	0	(227)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	2,393	2,644	0	(66)

Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		133,800	(7,450)	(417)	(7,867)	114	0
Receive(6)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		204,700	0	(8,044)	(8,044)	207	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		131,200	(34)	(8,297)	(8,331)	144	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		79,800	0	(5,092)	(5,092)	87	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		104,800	5,871	(7,005)	(1,134)	125	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	(39)	(47)	2	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	(2,255)	(2,459)	63	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		183,310	(311)	1,835	1,524	246	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		16,200	907	(430)	477	22	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,800	(181)	(230)	(411)	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		172,500	9,736	(14,448)	(4,712)	286	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		28,100	(578)	(2,019)	(2,597)	49	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		253,800	2,247	29,481	31,728	0	(843)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		151,500	907	(24,077)	(23,170)	806	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	197	(513)	(316)	38	0

Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,400	274	(412)	(138)	14	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		37,200	0	(7,235)	(7,235)	240	0

Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	6,800,000	(2,353)	102	(2,251)	0	(49)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	158	94	15	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,350	(7)	(544)	(551)	26	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		4,850	15	1,241	1,256	0	(34)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$96,900	0	565	565	0	(58)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	38,200	(4)	(306)	(310)	92	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	0	58	58	15	0
Pay	UKRPI	3.595	Maturity	11/15/2028		24,400	293	(58)	235	59	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	0	82	82	18	0
							$8,692	$(48,031)	$(39,339)	$3,287	$(1,417)
Total Swap Agreements							$17,228	$(45,793)	$(28,565)	$3,517	$(1,417)

(i)	Securities with an aggregate market value of $44,334 and cash of $3,859 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30,
2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(7)	Unsettled variation margin asset of $5 and liability of $(4) for closed swap agreements is outstanding at period end.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset	Liability
BOA	07/2019	BRL	50,604		$13,205	$27	$0
	07/2019	CHF	56,050		55,882	0	(1,535)
	07/2019	DKK	335,547		51,257	139	0
	07/2019	JPY	184,100		1,698	0	(9)
	07/2019		$218,327	AUD	312,685	1,193	0
	07/2019		13,120	BRL	50,604	58	0
	07/2019		10,121	EUR	9,014	129	0
	08/2019	AUD	309,539		$216,392	0	(1,158)
	08/2019	CHF	197,110		202,846	338	0
	08/2019	EUR	8,401		9,588	11	0
	09/2019	ILS	35,688		10,022	0	(24)
	09/2019	SGD	58,342		42,623	0	(548)
	10/2019	DKK	343,212		52,683	0	(3)
	11/2019	TWD	171,938		5,482	0	(104)
BPS	07/2019	EUR	20,084		22,526	0	(312)
	07/2019	GBP	877		1,118	4	0
	07/2019	JPY	182,800		1,684	0	(12)
	07/2019		$147	ARS	7,339	21	0
	07/2019		15,780	CAD	21,176	391	0
	07/2019		2,567	CHF	2,557	53	0
	07/2019		41,410	EUR	36,937	591	0
	07/2019		5,870	NZD	8,800	42	0
	07/2019		10,472	TWD	329,357	147	0
	08/2019	NZD	8,800		$5,874	0	(42)
	08/2019		$13,119	ARS	585,487	0	(89)
	09/2019	CNY	28,780		$4,155	0	(36)
BRC	09/2019	SGD	40,502		29,658	0	(312)
	10/2019		$15	MXN	300	0	0
CBK	07/2019	AUD	312,685		$216,503	0	(3,018)
	07/2019	CAD	12,086		9,042	0	(187)
	07/2019	CHF	38,826		38,742	0	(1,030)
	07/2019	GBP	436,742		553,372	0	(1,268)
	07/2019		$33,116	CHF	32,428	102	0
	07/2019		521,099	GBP	410,127	5	(265)
	07/2019		21,601	NOK	183,771	0	(58)
	07/2019		172	ZAR	2,495	5	0
	08/2019	CHF	32,428		$33,212	0	(104)
	08/2019	GBP	408,685		520,069	251	0
	08/2019	NOK	183,771		21,623	58	0
	09/2019		$1,125	HKD	8,806	2	0
	09/2019		11,968	IDR	172,941,588	155	0
GLM	07/2019	CHF	181,345		$180,172	0	(5,594)
	07/2019	COP	8,091,532		2,540	25	0
	07/2019	EUR	38,194		42,732	0	(699)
	07/2019		$6,216	CAD	8,264	95	0
	07/2019		29,153	GBP	22,971	19	0
	07/2019		10,227	RUB	658,545	170	0
	08/2019		15	MXN	300	0	0
	10/2019	MXN	300		$15	0	0
	10/2019		$2,528	COP	8,091,532	0	(26)
HUS	07/2019	EUR	889,026		$993,816	0	(17,096)
	07/2019		$252	ARS	12,551	31	0
	07/2019		42,248	CHF	41,275	34	0
	07/2019		10,363	JPY	1,117,300	0	0
	08/2019	CHF	41,275		$42,370	0	(36)
	09/2019	HKD	920,823		117,645	0	(273)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

	09/2019		$18,020	CNH	125,220	198	0
	09/2019		8,242	HKD	64,486	16	0
	09/2019		3,754	SGD	5,138	48	0
	11/2019	TWD	552,477		$17,648	0	(303)
	11/2019		$61,166	CNH	414,431	0	(918)
	01/2021	BRL	3,010		$464	0	(280)
IND	07/2019	SEK	802,158		83,683	0	(2,699)
JPM	07/2019	DKK	2,390		363	0	(1)
	07/2019	JPY	89,305,107		819,356	0	(8,962)
	07/2019		$5,697	GBP	4,521	45	0
	07/2019		28,669	JPY	3,097,900	65	0
	07/2019		4,754	RUB	305,396	68	0
	07/2019		79,186	SEK	734,668	0	(72)
	08/2019	SEK	734,668		$79,372	71	0
	09/2019		$3,013	IDR	43,738,727	53	0
	09/2019		16,179	TWD	509,541	333	0
	11/2019	CNH	241,565		$34,534	0	(584)
	11/2019	TWD	221,404		7,077	0	(117)
MSB	07/2019	BRL	7,184		1,875	4	0
	07/2019	TWD	329,357		10,455	0	(164)
	07/2019		$1,861	BRL	7,184	10	0
	11/2019		10,486	TWD	329,357	215	0
MYI	07/2019	NZD	8,800		$5,743	0	(168)
	08/2019	EUR	892,953		1,018,868	884	0
NGF	09/2019	CNH	97,369		14,057	0	(109)
RBC	07/2019		$785,248	JPY	84,661,307	0	(2)
	07/2019		14,930	ZAR	217,633	509	0
	08/2019	JPY	84,661,307		$787,126	0	(5)
SCX	07/2019	BRL	55,588		13,791	0	(685)
	07/2019	NOK	183,771		21,000	0	(543)
	07/2019		$14,505	BRL	55,588	0	(29)
	07/2019		7,133	SEK	67,490	135	0
	11/2019	CNH	172,865		$24,693	0	(438)
SSB	07/2019	CAD	22,044		16,483	0	(351)
	07/2019	DKK	5,275		798	0	(5)
	07/2019		$2,857	CHF	2,851	64	0
	07/2019		7,330	JPY	795,500	48	0
TOR	07/2019		14,896	COP	50,390,930	763	0
	09/2019		3,227	TWD	101,683	68	0
Total Forward Foreign Currency Contracts						$7,693	$(50,273)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional		Market
Counterparty	Description		Price	Date	Amount(1)	Cost	Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	$29,312	$243	$17

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration		Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date		Amount(1)	Cost	Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021		$304,300	$2,434	$6,661
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021		310,900	1,824	4,897
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		70,600	2,838	65
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	GBP	20,700	1,007	0
								$8,103	$11,623
Total Purchased Options								$8,346	$11,640

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount(1)	(Received)	Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	5,500	$(7)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	6,200	(7)	(2)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	2,650	(3)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,500	(5)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	7,500	(9)	(2)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	5,600	(5)	(1)
						$(36)	$(8)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount(1)	(Received)	Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	15,468	$(98)	$(62)
	Call - OTC USD versus BRL		3.933	07/23/2019	15,468	(98)	(101)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	15,468	(112)	(168)
	Call - OTC USD versus ZAR		14.790	07/23/2019	15,468	(101)	(50)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	58,624	(254)	(16)
						$(663)	$(397)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	(Received)	Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	160,700	$(2,435)	$(6,625)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	164,100	(1,824)	(4,916)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	20,700	(636)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	20,700	(371)	0
							$(5,266)	$(11,541)
Total Written Options							$(5,965)	$(11,946)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
					Implied				Unrealized
		Fixed	Payment	Maturity	Credit Spread at		Notional	Premiums	Appreciation/
Counterparty Reference Entity		(Pay) Rate	Frequency	Date	June 30, 2019(4)		Amount(5)	Paid/(Received)	(Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	2,625	$486	$(277)	$209	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		70	13	(7)	6	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		1,650	315	(184)	131	0
								$814	$(468)	$346	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Swap Agreements, at Value(6)
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	June 30, 2019(4)	Amount(5)	Paid/(Received)	(Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$3,200	$5	$0	$5	$0

INTEREST RATE SWAPS

Swap Agreements, at Value
	Pay/							Unrealized
	Receive			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020 EUR	52,400	$(4)	$ 49	$45	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(7)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability

				2.427% (3-Month
				USD-LIBOR less
				a specified
BPS	Receive	NDDUEAFE Index	66,398	spread)	Maturity	08/22/2019	$400,737	$0	$(11,694)	$0	$(11,694)
				2.119% (3-Month
				USD-LIBOR less
				a specified
CBK	Receive	NDDUEAFE Index	16,132	spread)	Maturity	09/16/2020	93,690	0	2,395	2,395	0
				2.406% (3-Month
				USD-LIBOR less
				a specified
	Receive	NDDUEAFE Index	36,020	spread)	Maturity	10/22/2020	213,422	0	1,569	1,569	0
				2.325% (3-Month
				USD-LIBOR less
				a specified
JPM	Receive	NDDUEAFE Index	48,660	spread)	Maturity	09/12/2019	293,571	0	(8,031)	0	(8,031)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

				2.326% (3-Month
				USD-LIBOR less
				a specified
	Receive	NDDUEAFE Index	36,020	spread)	Maturity	05/26/2020	213,422	0	1,600	1,600	0
				1.969% (3-Month
				USD-LIBOR less
				a specified
MEI	Receive	NDDUEAFE Index	6,390	spread)	Quarterly	09/18/2019	37,148	0	1,134	1,134	0
				2.310% (3-Month
				USD-LIBOR less
				a specified
MYI	Receive	NDDUEAFE Index	57,465	spread)	Quarterly	05/20/2020	333,539	0	10,054	10,054	0
				2.139% (3-Month
				USD-LIBOR less
				a specified
	Receive	NDDUEAFE Index	47,531	spread)	Quarterly	06/17/2020	283,096	0	1,742	1,742	0
				2.382% (3-Month
				USD-LIBOR less
				a specified
	Receive	NDDUEAFE Index	93,140	spread)	Quarterly	07/15/2020	552,551	0	3,282	3,282	0
				2.447% (3-Month
				USD-LIBOR less
				a specified
SOG	Receive	NDDUEAFE Index	72,427	spread)	Maturity	08/08/2019	430,208	0	(6,083)	0	(6,083)
				2.143% (3-Month
				USD-LIBOR less
				a specified
UAG	Receive	NDDUEAFE Index	19,171	spread)	Quarterly	11/18/2020	114,613	0	266	266	0

								$0	$(3,766)	$22,042	$(25,808)
Total Swap Agreements								$815	$(4,185)	$22,438	$(25,808)

(k)	Securities with an aggregate market value of $74,323 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,746	$6,893	$8,639
Corporate Bonds & Notes
Banking & Finance	0	205,303	0	205,303
Industrials	0	59,925	0	59,925
Utilities	0	35,462	0	35,462
Municipal Bonds & Notes
California	0	3,151	0	3,151
Illinois	0	4,897	0	4,897
Pennsylvania	0	137	0	137
Texas	0	2,517	0	2,517
U.S. Government Agencies	0	830,412	0	830,412
U.S. Treasury Obligations	0	1,971,317	0	1,971,317
Non-Agency Mortgage-Backed Securities	0	130,437	0	130,437
Asset-Backed Securities	0	363,367	0	363,367
Sovereign Issues	0	134,502	0	134,502
Short-Term Instruments
Certificates of Deposit	0	15,330	0	15,330

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2019 (Unaudited)

Repurchase Agreements	0	1,651	0	1,651
	$0	$3,760,154	$6,893	$3,767,047
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$496,393	$0	$0	$496,393

Total Investments	$496,393	$3,760,154	$6,893	$4,263,440

Short Sales, at Value - Liabilities
Sovereign Issues	0	(23,185)	0	(23,185)
U.S. Government Agencies	0	(10,144)	0	(10,144)
	$0	$(33,329)	$0	$(33,329)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,436	3,530	0	4,966
Over the counter	0	41,771	0	41,771
	$1,436	$45,301	$0	$46,737
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,417)	0	(1,417)
Over the counter	0	(88,027)	0	(88,027)
	$0	$(89,444)	$0	$(89,444)
Total Financial Derivative Instruments	$1,436	$(44,143)	$0	$(42,707)
Totals	$497,829	$3,682,682	$6,893	$4,187,404

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Alliant Holdings Intermediate LLC 5.662% (LIBOR03M + 3.250%) due 05/09/2025 ~		$300	$296
Altice France S.A. 6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~		398	391
Caesars Resort Collection LLC 5.152% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,182	1,162
Diamond Resorts Corp. 6.152% (LIBOR03M + 3.750%) due 09/02/2023 ~		597	566
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,500	1,502
Unitymedia Hessen GmbH & Co. KG 2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	2,100	2,391
Verifone Systems, Inc. 6.520% (LIBOR03M + 4.000%) due 08/20/2025 ~		$299	290
Total Loan Participations and Assignments (Cost $6,714)			6,598
CORPORATE BONDS & NOTES 54.7%
BANKING & FINANCE 15.8%
AerCap Ireland Capital DAC 4.500% due 05/15/2021		1,000	1,031
AIB Group PLC 4.263% due 04/10/2025 •		500	515
American Tower Corp. 3.125% due 01/15/2027		1,800	1,787
Bank of America Corp.
3.269% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,102
4.100% due 07/24/2023		300	320
Barclays Bank PLC
7.625% due 11/21/2022 (h)		2,500	2,732
10.179% due 06/12/2021		740	838
Barclays PLC
7.875% due 09/15/2022 •(g)(h)	GBP	700	944
8.000% due 12/15/2020 •(g)(h)	EUR	200	246
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		$100	112
BNP Paribas S.A. 7.625% due 03/30/2021 •(g)(h)		800	847
BOC Aviation Ltd. 3.500% due 10/10/2024		1,200	1,220
BPCE S.A.
4.500% due 03/15/2025		900	949
4.625% due 07/11/2024		1,200	1,268
Brixmor Operating Partnership LP
3.629% (US0003M + 1.050%) due 02/01/2022 ~		300	300
4.125% due 05/15/2029		200	209
Carlyle Finance LLC 5.650% due 09/15/2048		100	109
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,198
China Evergrande Group
6.250% due 06/28/2021		200	192
8.250% due 03/23/2022		300	290
CIT Group, Inc. 4.750% due 02/16/2024		400	426
Citigroup, Inc. 8.125% due 07/15/2039		780	1,248
CNA Financial Corp. 3.900% due 05/01/2029		400	421
Compass Bank 2.750% due 09/29/2019		600	600
Country Garden Holdings Co. Ltd. 7.250% due 04/04/2021		800	813
Credit Suisse Group AG 2.997% due 12/14/2023 •		2,100	2,118
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		1,400	1,452
Crown Castle International Corp. 4.000% due 03/01/2027		200	210
Deutsche Bank AG 4.250% due 10/14/2021		3,000	3,040

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Discover Bank 4.650% due 09/13/2028		1,000	1,094
Duke Realty LP 3.375% due 12/15/2027		300	307
Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	3,030
FMR LLC 4.950% due 02/01/2033		2,000	2,383
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	605
3.272% due 09/29/2025 •		1,400	1,433
3.691% due 06/05/2028 •		1,600	1,654
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		900	906
HSBC Holdings PLC 6.375% due 09/17/2024 •(g)(h)		900	932
ING Groep NV 3.550% due 04/09/2024		1,200	1,242
JPMorgan Chase & Co. 5.639% (US0003M + 3.320%) due 10/01/2019 ~(g)		2,400	2,395
Kimco Realty Corp. 2.800% due 10/01/2026		1,600	1,563
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	500
4.344% due 01/09/2048		700	683
LoanCore Capital Markets LLC 6.875% due 06/01/2020		100	100
Mid-America Apartments LP 3.750% due 06/15/2024		1,500	1,561
Morgan Stanley
3.522% (US0003M + 0.930%) due 07/22/2022 ~		500	503
3.591% due 07/22/2028 •		1,700	1,771
3.780% (US0003M + 1.220%) due 05/08/2024 ~		200	203
National Retail Properties, Inc. 3.500% due 10/15/2027		900	919
Nationwide Building Society 4.000% due 09/14/2026		1,600	1,601
Navient Corp. 7.250% due 01/25/2022		200	217
Quicken Loans, Inc. 5.250% due 01/15/2028		300	300
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		1,200	1,302
7.648% due 09/30/2031 •(g)		1,900	2,484
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(g)(h)	GBP	200	270
Santander UK PLC 2.875% due 06/18/2024		$400	402
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		200	203
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,571
SURA Asset Management S.A. 4.375% due 04/11/2027		1,300	1,351
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,288
TP ICAP PLC 5.250% due 01/26/2024	GBP	500	665
UBS Group Funding Switzerland AG 3.468% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,105
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	964
6.600% due 01/15/2038		400	556
Weyerhaeuser Co.
4.000% due 11/15/2029		700	745
7.375% due 03/15/2032		1,200	1,678
			68,023
INDUSTRIALS 29.0%
AbbVie, Inc. 4.400% due 11/06/2042		3,100	3,073
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	3,659
Altria Group, Inc. 4.800% due 02/14/2029		1,400	1,511
American Airlines Pass-Through Trust
3.350% due 04/15/2031		1,513	1,531
3.600% due 04/15/2031		236	237
3.650% due 12/15/2029		439	448
4.375% due 04/01/2024		486	496
Amgen, Inc. 4.950% due 10/01/2041		1,214	1,372
Anadarko Petroleum Corp. 7.950% due 06/15/2039		800	1,100

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,253
4.950% due 01/15/2042	1,500	1,670
Anthem, Inc. 4.650% due 01/15/2043	1,600	1,747
Aptiv PLC 4.350% due 03/15/2029	600	633
Avon International Operations, Inc. 7.875% due 08/15/2022	100	104
Bacardi Ltd. 4.700% due 05/15/2028	1,200	1,284
BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,143
4.540% due 08/15/2047	400	371
Becton Dickinson and Co. 3.734% due 12/15/2024	647	679
British Airways Pass-Through Trust
3.800% due 03/20/2033	973	1,023
4.125% due 03/20/2033	1,556	1,628
Broadcom, Inc.
3.125% due 10/15/2022	100	101
4.250% due 04/15/2026	1,900	1,926
Canadian Pacific Railway Co. 6.125% due 09/15/2115	400	548
Charter Communications Operating LLC 5.375% due 05/01/2047	2,500	2,635
Cigna Corp. 4.800% due 08/15/2038	2,100	2,265
Comcast Corp.
3.969% due 11/01/2047	2,279	2,399
4.700% due 10/15/2048	1,300	1,526
6.400% due 05/15/2038	12	16
6.500% due 11/15/2035	200	271
Community Health Systems, Inc. 8.625% due 01/15/2024	300	302
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,197
CSN Resources S.A. 7.625% due 04/17/2026	800	851
CVS Pass-Through Trust 4.704% due 01/10/2036	2,940	3,126
DAE Funding LLC 4.500% due 08/01/2022	100	102
Dell International LLC
4.000% due 07/15/2024	1,100	1,129
4.420% due 06/15/2021	200	206
5.450% due 06/15/2023	2,500	2,696
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	600	864
Discovery Communications LLC 4.950% due 05/15/2042	2,700	2,731
DISH DBS Corp. 7.875% due 09/01/2019	1,064	1,071
Ecopetrol S.A. 7.375% due 09/18/2043	2,000	2,572
Elanco Animal Health, Inc. 4.272% due 08/28/2023	100	105
Enbridge, Inc. 4.500% due 06/10/2044	1,500	1,591
Encana Corp. 6.500% due 08/15/2034	500	619
Energy Transfer Operating LP
4.050% due 03/15/2025	1,100	1,147
6.625% due 10/15/2036	500	583
7.500% due 07/01/2038	400	509
Entergy Louisiana LLC 4.200% due 04/01/2050	400	445
Enterprise Products Operating LLC 5.750% due 03/01/2035	200	225
EQM Midstream Partners LP 4.125% due 12/01/2026	400	387
Fairstone Financial, Inc. 7.875% due 07/15/2024 (b)	500	511
Fiserv, Inc. 3.200% due 07/01/2026	400	409
Ford Motor Co. 7.450% due 07/16/2031	2,200	2,603
General Electric Co.
5.875% due 01/14/2038	100	113
6.750% due 03/15/2032	831	1,026
6.875% due 01/10/2039	444	559
General Motors Co. 5.150% due 04/01/2038	1,900	1,879
Gerdau Trade, Inc. 4.875% due 10/24/2027	900	940

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Globo Comunicacao e Participacoes S.A. 5.125% due 03/31/2027		200	202
GTL Trade Finance, Inc. 5.893% due 04/29/2024		364	399
Huntsman International LLC 4.500% due 05/01/2029		900	929
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	300	350
IHS Markit Ltd. 4.250% due 05/01/2029		$600	633
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	560
Kinder Morgan, Inc. 3.877% (US0003M + 1.280%) due 01/15/2023 ~		200	202
Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,000	974
4.625% due 01/30/2029		500	538
6.500% due 02/09/2040		800	936
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		464	462
Lear Corp. 5.250% due 05/15/2049		500	495
Masco Corp. 7.750% due 08/01/2029		1,118	1,405
Mylan NV
3.950% due 06/15/2026		2,400	2,318
5.250% due 06/15/2046		100	94
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		950	1,059
Norfolk Southern Corp. 5.100% due 08/01/2118		800	907
NXP BV 3.875% due 06/18/2026		900	924
Oracle Corp. 4.125% due 05/15/2045		1,900	2,061
Owens Corning 3.400% due 08/15/2026		1,300	1,267
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		200	216
Petroleos Mexicanos 6.350% due 02/12/2048		4,725	4,074
Pride International LLC 7.875% due 08/15/2040		200	136
QVC, Inc. 5.950% due 03/15/2043		2,100	2,016
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,645
Sands China Ltd.
5.125% due 08/08/2025		700	752
5.400% due 08/08/2028		1,700	1,850
Saudi Arabian Oil Co. 4.375% due 04/16/2049		300	304
Southern Co. 3.250% due 07/01/2026		800	813
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		160	167
Studio City Co. Ltd. 7.250% due 11/30/2021		1,600	1,658
Suncor Energy, Inc. 6.500% due 06/15/2038		100	134
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026		1,200	1,226
Syngenta Finance NV 4.441% due 04/24/2023		400	416
Takeda Pharmaceutical Co. Ltd. 5.000% due 11/26/2028		600	680
Tencent Holdings Ltd. 3.280% due 04/11/2024		1,100	1,124
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		100	134
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		100	91
Teva Pharmaceutical Finance Co. LLC 6.150% due 02/01/2036		29	26
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		600	522
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,859
Thomson Reuters Corp. 5.650% due 11/23/2043		3,500	3,945
Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,361
5.875% due 11/15/2040		400	433
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	671
6.200% due 10/15/2037		100	125

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

7.250% due 08/15/2038	150	208
Transocean Pontus Ltd. 6.125% due 08/01/2025	284	293
Triumph Group, Inc. 4.875% due 04/01/2021	1,000	990
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025	258	269
United Airlines Pass-Through Trust
3.500% due 09/01/2031	1,376	1,407
4.000% due 10/11/2027	778	819
UnitedHealth Group, Inc. 6.625% due 11/15/2037	1,300	1,827
Vale Overseas Ltd. 6.875% due 11/10/2039	1,600	1,928
Vessel Management Services, Inc. 3.432% due 08/15/2036	1,738	1,803
VMware, Inc. 3.900% due 08/21/2027	700	710
Warner Media LLC 4.650% due 06/01/2044	200	200
Western Midstream Operating LP 5.500% due 08/15/2048	600	570
Williams Cos., Inc. 8.750% due 03/15/2032	137	195
Woodside Finance Ltd. 3.700% due 09/15/2026	1,600	1,627
Wyndham Destinations, Inc. 6.350% due 10/01/2025	400	437
Zoetis, Inc. 4.450% due 08/20/2048	300	331
		124,854
UTILITIES 9.9%
AEP Texas, Inc. 4.150% due 05/01/2049	400	433
American Water Capital Corp. 4.150% due 06/01/2049	300	325
Appalachian Power Co. 7.000% due 04/01/2038	100	139
AT&T, Inc.
4.500% due 03/09/2048	2,373	2,435
5.150% due 02/15/2050	3,100	3,417
5.300% due 08/15/2058	100	112
Berkshire Hathaway Energy Co. 5.950% due 05/15/2037	400	521
British Telecommunications PLC 9.625% due 12/15/2030	600	904
CNOOC Nexen Finance ULC 4.250% due 04/30/2024	1,200	1,276
Consolidated Edison Co. of New York, Inc. 6.750% due 04/01/2038	400	562
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	929
Emera, Inc. 6.750% due 06/15/2076 •	1,400	1,503
Enable Midstream Partners LP 3.900% due 05/15/2024	100	101
Enel Finance International NV 4.875% due 06/14/2029	1,500	1,640
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	429
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	1,000	1,082
NGPL PipeCo LLC 7.768% due 12/15/2037	700	893
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,476
Pacific Gas & Electric Co.
5.400% due 01/15/2040 ^(d)	200	216
5.800% due 03/01/2037 ^(d)	800	878
Petrobras Global Finance BV
5.299% due 01/27/2025	100	106
5.999% due 01/27/2028	700	745
7.375% due 01/17/2027	2,700	3,106
Plains All American Pipeline LP 5.150% due 06/01/2042	300	299
Progress Energy, Inc. 7.750% due 03/01/2031	400	560
Rio Oil Finance Trust 9.250% due 07/06/2024	400	448
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	1,014
SES S.A. 5.300% due 04/04/2043	1,800	1,748

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Shell International Finance BV 3.625% due 08/21/2042	1,100	1,136
Southern California Edison Co.
5.625% due 02/01/2036	200	232
6.000% due 01/15/2034	300	359
Sprint Corp. 7.250% due 09/15/2021	800	852
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,754
Verizon Communications, Inc.
2.625% due 08/15/2026	2,500	2,485
4.125% due 08/15/2046	1,800	1,880
4.672% due 03/15/2055	1,336	1,514
Virginia Electric & Power Co. 8.875% due 11/15/2038	1,000	1,642
Vodafone Group PLC 4.875% due 06/19/2049	1,000	1,053
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,610
		42,814
Total Corporate Bonds & Notes (Cost $223,078)		235,691
MUNICIPAL BONDS & NOTES 2.7%
CALIFORNIA 1.2%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	302
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	2,197
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	2,434
		4,933
GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,442	2,938
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009 6.875% due 12/15/2039	500	501
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	540
OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	1,700	2,698
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	95	96
Total Municipal Bonds & Notes (Cost $9,979)		11,706
U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (e)	20,000	15,166
3.980% due 07/01/2021	2,500	2,588
5.625% due 04/17/2028	100	126
6.210% due 08/06/2038	9,643	14,437
Fannie Mae UMBS
3.500% due 08/01/2046	4,858	5,043
4.000% due 10/01/2047 - 06/01/2049	574	600
Fannie Mae UMBS, TBA 3.000% due 09/01/2049	14,900	14,998
Freddie Mac
0.000% due 03/15/2031 (e)	1,100	823
3.650% due 02/25/2028 ~	1,800	1,963
5.000% due 04/15/2038	80	87
6.250% due 07/15/2032	300	431
6.750% due 03/15/2031	1,900	2,758
Freddie Mac UMBS 4.000% due 08/01/2048	271	281
Ginnie Mae
3.500% due 11/20/2044	1,542	1,667
4.000% due 06/20/2048	888	922
5.500% due 10/20/2037	569	694
Israel Government AID Bond 5.500% due 09/18/2033	1,800	2,457

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Residual Funding Corp. STRIPS 0.000% due 10/15/2020 - 04/15/2030	16,400	13,773
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030	2,300	1,780
Small Business Administration 5.290% due 12/01/2027	82	87
Total U.S. Government Agencies (Cost $76,040)		80,681
U.S. TREASURY OBLIGATIONS 34.9%
U.S. Treasury Bonds
2.750% due 08/15/2042 (l)	600	629
2.750% due 08/15/2047 (j)(n)	6,008	6,262
2.875% due 05/15/2043 (j) (l)	1,637	1,750
3.000% due 08/15/2048	12,712	13,923
3.000% due 02/15/2049 (j)	3,767	4,132
3.125% due 02/15/2043 (j)	23,100	25,742
3.125% due 05/15/2048	3,103	3,478
4.375% due 11/15/2039	40	53
U.S. Treasury Inflation Protected Securities (f)
0.750% due 02/15/2045 (j)(l)	977	968
0.875% due 01/15/2029	405	426
1.375% due 02/15/2044(j)(l)	9,017	10,247
U.S. Treasury Notes
2.875% due 05/15/2049 (j)	41,757	44,733
U.S. Treasury STRIPS
0.000% due 05/15/2034 (e)	500	354
0.000% due 08/15/2040 (e)	4,500	2,701
0.000% due 11/15/2040 (e)	12,200	7,252
0.000% due 08/15/2042 (e)	2,600	1,449
0.000% due 05/15/2043 (e)	5,800	3,158
0.000% due 11/15/2043 (e)	1,000	536
0.000% due 11/15/2044 (e)	13,200	6,877
0.000% due 02/15/2045 (e)	200	103
0.000% due 05/15/2046 (e)	8,700	4,343
0.000% due 08/15/2047 (e)(j)	22,500	10,852
0.000% due 08/15/2048 (e)	700	329
Total U.S. Treasury Obligations (Cost $139,997)		150,297
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	1,200	1,313
American Home Mortgage Investment Trust 2.984% due 11/25/2045 •	1,313	1,296
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,212
5.122% due 08/10/2035 ~	700	761
Bear Stearns Adjustable Rate Mortgage Trust 4.351% due 01/25/2035 ~	3	3
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 «~	900	900
Citigroup Mortgage Loan Trust, Inc. 5.130% due 03/25/2034 ~	63	65
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058	1,683	1,703
DBUBS Mortgage Trust 3.763% due 07/12/2044 •	438	441
Downey Savings & Loan Association Mortgage Loan Trust 4.498% due 07/19/2044 ~	37	38
GSMPS Mortgage Loan Trust 2.754% due 01/25/2036 •	1,144	1,003
Hudson's Bay Simon JV Trust 5.629% due 08/05/2034 ~	100	100
IndyMac Mortgage Loan Trust
2.584% due 07/25/2047 •	121	103
2.594% due 04/25/2037 •	1,509	1,418
Merrill Lynch Mortgage Investors Trust 4.464% due 11/25/2035 •	867	892
New Residential Mortgage Loan Trust 4.500% due 05/25/2058	345	366
RBSSP Resecuritization Trust 4.431% due 12/25/2035 ~	458	464
SFAVE Commercial Mortgage Securities Trust 3.872% due 01/05/2043 ~	1,600	1,667
Structured Adjustable Rate Mortgage Loan Trust 4.566% due 02/25/2034 ~	11	11
Structured Asset Mortgage Investments Trust
2.594% due 07/25/2046 ^•	51	44
2.624% due 05/25/2036 •	103	98
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 08/25/2046 •	1,042	997
2.774% due 05/25/2034 •	1,072	976
2.824% due 06/25/2044 •	132	131
3.279% due 01/25/2037 ^~	1,005	951

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Commercial Mortgage Trust 4.393% due 11/15/2043		1,300	1,322
Wells Fargo Mortgage Loan Trust 4.844% due 02/27/2036 •		40	40
Wells Fargo Mortgage-Backed Securities Trust 5.016% due 01/25/2035 ~		221	231
Total Non-Agency Mortgage-Backed Securities (Cost $17,988)			18,546
ASSET-BACKED SECURITIES 4.8%
Accredited Mortgage Loan Trust 3.274% due 01/25/2035 •		702	705
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 «þ		1,000	1,001
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		906	919
Countrywide Asset-Backed Certificates 2.874% due 04/25/2036 •		1,800	1,738
Countrywide Asset-Backed Certificates Trust 3.104% due 11/25/2035 •		1,600	1,610
Equifirst Loan Securitization Trust 2.574% due 04/25/2037 •		1,156	1,109
First Franklin Mortgage Loan Trust 3.354% due 07/25/2033 •		1,076	1,052
HSI Asset Securitization Corp. Trust 2.564% due 05/25/2037 •		896	887
IXIS Real Estate Capital Trust 3.034% due 02/25/2036 •		864	870
JPMorgan Mortgage Acquisition Corp. 3.109% due 09/25/2035 •		400	396
JPMorgan Mortgage Acquisition Trust
2.624% due 07/25/2036 •		1,620	1,618
2.854% due 11/25/2036 •		1,615	1,590
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,765	1,802
RAAC Trust 3.084% due 05/25/2044 •		573	573
Securitized Asset-Backed Receivables LLC Trust 2.644% due 03/25/2036 •		938	937
SLM Student Loan Trust 4.080% due 04/25/2023 •		84	85
Structured Asset Investment Loan Trust
2.554% due 06/25/2036 •		874	856
2.564% due 05/25/2036 •		869	829
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		2,072	2,082
Total Asset-Backed Securities (Cost $19,706)			20,659
SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,287	26
63.705% (ARLLMONP) due 06/21/2020 ~(a)		34,530	793
Corp. Financiera de Desarrollo S.A. 3.250% due 07/15/2019		$1,900	1,901
Egypt Government International Bond 6.375% due 04/11/2031	EUR	600	696
Mexico Government International Bond 4.600% due 01/23/2046		$534	548
Qatar Government International Bond
4.000% due 03/14/2029		1,000	1,079
4.500% due 04/23/2028		400	448
Saudi Government International Bond 4.625% due 10/04/2047		1,800	1,867

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Spain Government International Bond 5.150% due 10/31/2044	EUR	700	1,476
Total Sovereign Issues (Cost $9,332)			8,834
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%			194
Total Short-Term Instruments (Cost $194)			194
Total Investments in Securities (Cost $503,028)			533,206
		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		358,505	3,546
Total Short-Term Instruments (Cost $3,547)			3,546
Total Investments in Affiliates (Cost $3,547)			3,546
Total Investments 124.5% (Cost $506,575)			$536,752
Financial Derivative Instruments (k)(m)3.4%(Cost or Premiums, net $2,042)			14,865
Other Assets and Liabilities, net (27.9)%			(120,440)
Net Assets 100.0%			$431,177

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$194	U.S. Treasury Notes 2.250% due 03/31/2021	$(203)	$194	$194
Total Repurchase Agreements						$(203)	$194	$194

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.600%	05/20/2019	07/09/2019	$(24,313)	$(24,386)
BOS	2.390	06/12/2019	07/12/2019	(13,082)	(13,098)
	2.450	06/10/2019	07/10/2019	(1,271)	(1,273)
	2.750	06/18/2019	07/02/2019	(1,356)	(1,358)
DEU	2.570	06/18/2019	07/18/2019	(5,422)	(5,427)
	2.620	06/04/2019	07/05/2019	(10,245)	(10,265)
JPS	2.380	06/18/2019	08/15/2019	(14,971)	(14,984)
	2.450	06/18/2019	07/10/2019	(2,851)	(2,854)
Total Reverse Repurchase Agreements					$(73,645)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.580%	06/13/2019	07/25/2019	$(10,109)	$(10,122)
	2.660	06/11/2019	07/10/2019	(3,698)	(3,704)
	2.660	06/11/2019	07/10/2019	(2,240)	(2,243)
	2.670	06/11/2019	07/10/2019	(10,603)	(10,619)
Total Sale-Buyback Transactions					$(26,688)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Fannie Mae UMBS, TBA	3.500%	08/01/2049	$1,700	$(1,733)	$(1,737)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Fannie Mae UMBS, TBA	4.000	08/01/2049	100	(103)	(103)
Ginnie Mae, TBA	4.000	07/01/2049	900	(932)	(933)
Total Short Sales (0.6)%				$(2,768)	$(2,773)

(j)	Securities with an aggregate market value of $102,280 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(93,703) at a weighted average interest rate of 2.467%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(28) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2019	762	$112,174	$1,482	$507	$0
Euro-Bund 10-Year Bond September Futures	09/2019	42	8,250	114	11	0
U.S. Treasury 10-Year Note September Futures	09/2019	151	19,323	416	5	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	178	31,606	1,598	0	(34)
				$3,610	$523	$(34)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	14	$(1,654)	$(20)	$0	$0
Total Futures Contracts				$3,590	$523	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.637%		$1,100	$4	$13	$17	$0	$(1)
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.913		1,300	(5)	11	6	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.242		700	13	3	16	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		600	(27)	32	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.928		500	(1)	3	2	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.300		1,100	16	(1)	15	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	1.066		300	1	(2)	(1)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.488		1,400	22	3	25	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.636	EUR	500	2	7	9	1	0
							$25	$69	$94	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$873	$(6)	$(67)	$(73)	$0	$(1)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	1,400	(98)	(9)	(107)	0	(1)
					$(104)	$(76)	$(180)	$0	$(2)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$1,100	$(38)	$4	$(34)	$0	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	29,500	567	70	637	14	0
					$529	$74	$603	$14	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019		$10,800	$(375)	$389	$14	$1	$0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		1,700	11	(32)	(21)	1	0
Receive	3-Month USD-LIBOR	3.100	Semi-Annual	11/27/2023		1,400	(1)	(80)	(81)	1	0
Receive	3-Month USD-LIBOR	3.050	Semi-Annual	12/05/2023		1,600	(2)	(87)	(89)	1	0
Pay	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023		1,200	10	57	67	0	(1)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/11/2023		1,400	(1)	(79)	(80)	1	0
Receive	3-Month USD-LIBOR	3.120	Semi-Annual	12/12/2023		1,400	(1)	(81)	(82)	1	0
Receive	3-Month USD-LIBOR	3.040	Semi-Annual	12/17/2023		1,300	(1)	(71)	(72)	1	0
Receive	3-Month USD-LIBOR	2.960	Semi-Annual	12/19/2023		1,400	(2)	(71)	(73)	1	0
Receive	3-Month USD-LIBOR	2.895	Semi-Annual	12/21/2023		1,100	(2)	(52)	(54)	1	0
Receive	3-Month USD-LIBOR	2.925	Semi-Annual	12/27/2023		1,400	(2)	(69)	(71)	1	0
Receive	3-Month USD-LIBOR	2.910	Semi-Annual	12/28/2023		1,400	(2)	(68)	(70)	1	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		2,500	(3)	(125)	(128)	2	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		1,700	(2)	(98)	(100)	2	0
Receive	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		1,200	(1)	(66)	(67)	1	0
Receive	3-Month USD-LIBOR	2.890	Semi-Annual	01/07/2024		1,400	(2)	(78)	(80)	1	0
Receive	3-Month USD-LIBOR	2.850	Semi-Annual	01/08/2024		1,700	(2)	(92)	(94)	1	0
Receive	3-Month USD-LIBOR	2.760	Semi-Annual	01/09/2024		1,200	(1)	(60)	(61)	1	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	01/15/2024		1,400	(2)	(67)	(69)	1	0
Receive	3-Month USD-LIBOR	2.710	Semi-Annual	01/22/2024		1,400	(2)	(66)	(68)	1	0
Receive	3-Month USD-LIBOR	2.475	Semi-Annual	03/25/2024		1,500	(2)	(56)	(58)	1	0
Receive	3-Month USD-LIBOR	2.430	Semi-Annual	03/26/2024		1,200	(1)	(43)	(44)	1	0
Receive	3-Month USD-LIBOR	2.450	Semi-Annual	03/27/2024		1,200	(1)	(44)	(45)	1	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	03/28/2024		1,100	(1)	(38)	(39)	1	0
Receive	3-Month USD-LIBOR	2.440	Semi-Annual	03/29/2024		1,200	(1)	(43)	(44)	1	0
Receive	3-Month USD-LIBOR	2.480	Semi-Annual	04/02/2024		1,200	(1)	(38)	(39)	1	0
Receive	3-Month USD-LIBOR	2.490	Semi-Annual	04/03/2024		1,600	(2)	(51)	(53)	2	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	04/08/2024		1,400	(2)	(46)	(48)	1	0
Receive	3-Month USD-LIBOR	2.435	Semi-Annual	04/10/2024		1,500	(2)	(44)	(46)	1	0
Receive	3-Month USD-LIBOR	2.410	Semi-Annual	04/11/2024		1,100	(1)	(31)	(32)	1	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/17/2024		1,100	(1)	(26)	(27)	1	0
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	05/20/2024		1,300	(1)	(33)	(34)	1	0
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	05/21/2024		1,300	(2)	(31)	(33)	1	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	05/22/2024		1,300	(1)	(31)	(32)	1	0
Receive	3-Month USD-LIBOR	2.240	Semi-Annual	05/29/2024		1,100	(1)	(23)	(24)	1	0
Receive	3-Month USD-LIBOR	2.220	Semi-Annual	05/30/2024		1,200	(2)	(23)	(25)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	05/30/2024		1,200	(2)	(25)	(27)	1	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/04/2024		1,200	(1)	(24)	(25)	1	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	06/05/2024		1,100	(1)	(21)	(22)	1	0
Receive	3-Month USD-LIBOR	2.290	Semi-Annual	06/05/2024		1,100	(1)	(26)	(27)	1	0
Receive	3-Month USD-LIBOR	2.270	Semi-Annual	06/06/2024		1,100	(1)	(25)	(26)	1	0
Receive	3-Month USD-LIBOR	2.190	Semi-Annual	06/11/2024		1,300	(2)	(24)	(26)	1	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	06/12/2024		1,500	(2)	(26)	(28)	1	0
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/12/2024		1,300	(2)	(25)	(27)	1	0
Receive	3-Month USD-LIBOR	2.100	Semi-Annual	06/18/2024		1,300	(2)	(18)	(20)	1	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	06/19/2024		1,200	(2)	(14)	(16)	1	0
Receive	3-Month USD-LIBOR	2.080	Semi-Annual	06/20/2024		1,200	(2)	(16)	(18)	1	0
Receive	3-Month USD-LIBOR	2.060	Semi-Annual	06/21/2024		1,600	(2)	(20)	(22)	2	0
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/28/2024		1,700	(3)	(14)	(17)	2	0
Receive(6)	3-Month USD-LIBOR	1.880	Semi-Annual	07/02/2024		1,300	(2)	(6)	(8)	0	(8)
Receive(6)	3-Month USD-LIBOR	1.940	Semi-Annual	07/02/2024		1,600	(3)	(11)	(14)	0	(14)
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028		800	(3)	89	86	0	(1)
Receive	3-Month USD-LIBOR	3.200	Semi-Annual	10/18/2028		100	(2)	(9)	(11)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		30,400	(595)	(2,183)	(2,778)	49	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	11,400	26	(270)	(244)	7	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		350	6	(36)	(30)	2	0
Pay	UKRPI	3.695	Maturity	12/15/2028		400	0	10	10	1	0
Pay	UKRPI	3.718	Maturity	12/15/2028		400	0	12	12	1	0
Pay	UKRPI	3.585	Maturity	10/15/2046		150	0	15	15	0	0
							$(1,001)	$(4,164)	$(5,165)	$113	$(24)
Total Swap Agreements							$(551)	$(4,097)	$(4,648)	$129	$(27)

(l)	Securities with an aggregate market value of $2,462 and cash of $6,118 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	2,876		$2,128	$0	$(69)
	07/2019		$2,187	CAD	2,876	10	0
	08/2019	CAD	2,876		$2,188	0	(10)
BPS	07/2019	INR	91,570		1,314	0	(12)
	07/2019		$120	ARS	6,052	16	0
	07/2019		3,361	GBP	2,650	4	0
	07/2019		1,308	INR	91,570	18	0
	07/2019		2,499	TWD	77,276	0	(1)
	08/2019	GBP	2,650		$3,366	0	(4)
	08/2019		$502	ARS	22,421	0	(3)
	08/2019		1,799	RUB	117,439	48	0
	09/2019	KRW	120,711		$102	0	(3)
	09/2019		$1,303	INR	91,570	12	0
CBK	07/2019		5,064	EUR	4,465	13	0
	07/2019		2,716	GBP	2,144	7	0
	08/2019	EUR	3,937		$4,486	0	(2)
	08/2019		$1,699	NOK	14,790	37	0
GLM	07/2019	EUR	4,201		$4,688	0	(89)
	08/2019	RUB	117,048		1,778	0	(58)
HUS	07/2019	ARS	5,126		103	0	(12)
	07/2019		$422	ARS	21,203	55	0
	11/2019	TWD	44,617		$1,425	0	(25)
JPM	07/2019	EUR	264		298	0	(2)
	10/2019		$968	MXN	18,959	4	0
	11/2019	TWD	32,354		$1,033	0	(18)
RBC	08/2019	MXN	18,463		930	0	(26)
SCX	07/2019	GBP	4,032		5,103	0	(17)
Total Forward Foreign Currency Contracts						$224	$(351)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	16,900	$311	$7

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.080%	10/16/2019	5,500	$35	$0
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.070	10/17/2019	20,200	121	0
							$156	$0

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	9,000	$901	$888

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	03/19/2020	6,400	569	630
				$1,470	$1,518
Total Purchased Options				$1,937	$1,525

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	07/17/2019	900	$(1)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	700	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,000	(1)	0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	1,100	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	08/21/2019	800	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	2,200	(3)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.850	07/17/2019	2,100	(3)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	08/21/2019	2,900	(3)	(1)
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,000	(1)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	2,300	(4)	(1)
CBK	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	08/21/2019	2,300	(2)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	08/21/2019	800	(1)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	800	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.000	09/18/2019	1,000	(1)	0
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	900	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	200	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	1,200	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800	07/17/2019	2,400	(2)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	1,400	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	1,100	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	2.900	06/17/2020	1,800	(2)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,000	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	3,700	(6)	(1)
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	3.000	06/17/2020	1,700	(2)	(1)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	700	(1)	0
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	800	(1)	0
						$(45)	$(7)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,000	$(36)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.790%	07/11/2019	1,000	$(2)	$(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.070	07/11/2019	1,000	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.990	07/12/2019	500	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/12/2019	500	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	07/01/2019	1,600	(3)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	07/01/2019	1,600	(3)	0
SOG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	10/17/2019	28,400	(129)	0
							$(140)	$(15)
Total Written Options							$(221)	$(22)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.778%	$800	$(8)	$12	$4	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.145	400	(15)	22	7	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.199	1,400	(3)	31	28	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.778	600	(4)	7	3	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		100	(2)	2	0	0
BRC	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.822		400	(11)	14	3	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.778		700	(6)	9	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.866		800	(2)	6	4	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912		300	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		100	(2)	2	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.509		1,500	9	13	22	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.804		300	(4)	7	3	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673		1,800	(75)	19	0	(56)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.002		600	(10)	10	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110		1,800	(29)	20	0	(9)
JPM	UniCredit SpA	1.000	Quarterly	12/20/2019	0.627	EUR	300	(16)	17	1	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.597		$300	(5)	9	4	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.157		1,800	105	(30)	75	0
								$(81)	$174	$158	$(65)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$33	$106	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	23	82	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	68	341	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	1	15	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	35	12	47	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	13	71	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	436	(34)	402	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	3	16	0
						$961	$119	$1,080	$0

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	6,893	2.653% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/08/2019	$38,044	$0	$2,606	$2,606	$0
	Receive	S&P 500 Total Return Index	2,419	2.670% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/11/2020	14,292	0	(91)	0	(91)
BPS	Receive	S&P 500 Total Return Index	12,256	2.583% (3-Month USD-LIBOR plus a specified spread)	Quarterly	12/04/2019	67,644	0	4,636	4,636	0
	Receive	S&P 500 Total Return Index	1,516	2.756% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/14/2020	8,878	0	34	34	0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.387% (3-Month USD-LIBOR)	Maturity	09/20/2019	500	(3)	10	7	0
	Receive	S&P 500 Total Return Index	7,472	2.680% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/26/2020	43,068	0	944	944	0
CBK	Receive	S&P 500 Total Return Index	6,749	2.504% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/18/2020	39,154	0	688	688	0
FAR	Receive	S&P 500 Total Return Index	7,218	2.643% (3-Month USD-LIBOR plus a specified spread)	Quarterly	11/20/2019	39,838	0	2,729	2,729	0
	Receive	S&P 500 Total Return Index	1,516	2.746% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/22/2020	8,878	0	35	35	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

GST	Receive	S&P 500 Total Return Index	3,027	2.768% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/16/2019	17,592	0	191	191	0
	Receive	S&P 500 Total Return Index	4,349	2.726% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/15/2020	25,632	0	(54)	0	(54)
								$(3)	$11,728	$11,870	$(145)
Total Swap Agreements								$877	$12,021	$13,108	$(210)

(n)	Securities with an aggregate market value of $97 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,096	$1,502	$6,598
Corporate Bonds & Notes
Banking & Finance	0	68,023	0	68,023
Industrials	0	124,854	0	124,854
Utilities	0	42,814	0	42,814
Municipal Bonds & Notes
California	0	4,933	0	4,933
Georgia	0	2,938	0	2,938
New Jersey	0	501	0	501
New York	0	540	0	540
Ohio	0	2,698	0	2,698
West Virginia	0	96	0	96
U.S. Government Agencies	0	80,681	0	80,681
U.S. Treasury Obligations	0	150,297	0	150,297
Non-Agency Mortgage-Backed Securities	0	17,646	900	18,546
Asset-Backed Securities	0	19,658	1,001	20,659
Sovereign Issues	0	8,834	0	8,834
Short-Term Instruments
Repurchase Agreements	0	194	0	194
	$0	$529,803	$3,403	$533,206
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,546	$0	$0	$3,546
Total Investments	$3,546	$529,803	$3,403	$536,752
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,773)	$0	$(2,773)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	523	129	0	652
Over the counter	0	14,782	75	14,857
	$523	$14,911	$75	$15,509
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(27)	0	(61)
Over the counter	0	(583)	0	(583)
	$(34)	$(610)	$0	$(644)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2019 (Unaudited)

Total Financial Derivative Instruments	$489	$14,301	$75	$14,865
Totals	$4,035	$541,331	$3,478	$548,844

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$998
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		1,649	1,649
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		3,200	3,197
Total Loan Participations and Assignments (Cost $5,840)			5,844
CORPORATE BONDS & NOTES 12.9%
BANKING & FINANCE 9.9%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,500	1,578
Banco del Estado de Chile 4.125% due 10/07/2020		12,200	12,457
Barclays Bank PLC 10.179% due 06/12/2021		15,500	17,544
Barclays PLC
3.905% due 05/16/2024 ~		4,200	4,141
8.000% due 12/15/2020 •(f)(g)	EUR	500	616
Citigroup, Inc.
3.200% due 10/21/2026		$900	919
3.543% due 06/01/2024 ~		4,300	4,326
Cooperatieve Rabobank UA 2.500% due 01/19/2021		2,100	2,108
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(g)		1,500	1,614
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		250	261
Deutsche Bank AG
3.751% due 02/27/2023 ~		5,900	5,692
4.250% due 10/14/2021		8,000	8,108
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,708
Ford Motor Credit Co. LLC
3.273% due 09/24/2020 ~		$2,900	2,898
3.365% (US0003M + 0.830%) due 08/12/2019 ~		7,800	7,802
5.139% due 01/07/2021 ~		700	713
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,227
HSBC Holdings PLC
3.120% due 05/18/2021 ~		1,600	1,602
3.520% due 05/18/2024 ~		800	803
4.098% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,045
4.292% due 09/12/2026 •		1,100	1,170
4.750% due 07/04/2029 •(f)(g)	EUR	1,000	1,197
5.875% due 09/28/2026 •(f)(g)	GBP	1,400	1,871
6.500% due 03/23/2028 •(f)(g)		$1,200	1,259
JPMorgan Chase & Co.
3.012% due 06/18/2022 ~		4,000	4,009
3.125% due 01/23/2025		900	925
3.482% due 07/23/2024 ~		3,600	3,613
3.797% due 07/23/2024 •		1,400	1,469
3.811% (US0003M + 1.230%) due 10/24/2023 ~		100	102
3.900% due 07/15/2025		700	748
6.053% (US0003M + 3.470%) due 07/30/2019 ~(f)		1,800	1,799
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(f)(g)		2,000	2,104
Nationwide Building Society 4.363% due 08/01/2024 •		1,800	1,879
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,700	1,695
3.247% (US0003M + 0.650%) due 07/13/2022 ~		2,900	2,886
Royal Bank of Scotland Group PLC
3.899% due 06/25/2024 ~		2,300	2,297
4.519% due 06/25/2024 •		1,400	1,458
4.892% due 05/18/2029 •		300	320
7.500% due 08/10/2020 •(f)(g)		800	822
8.625% due 08/15/2021 •(f)(g)		800	864
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		900	910

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

4.796% due 11/15/2024 •		2,500	2,657
Santander UK PLC 2.875% due 06/18/2024		2,100	2,112
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	720	1,004
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (c)		$38,975	9,959
UBS AG
5.125% due 05/15/2024 (g)		2,300	2,444
7.625% due 08/17/2022 (g)		600	673
UBS Group Funding Switzerland AG 3.468% due 08/15/2023 ~		3,900	3,910
UniCredit SpA 7.830% due 12/04/2023		4,300	4,915
Wells Fargo & Co. 3.000% due 04/22/2026		1,300	1,316
			142,549
INDUSTRIALS 1.7%
Allergan Finance LLC 3.250% due 10/01/2022		900	915
Allergan Sales LLC 5.000% due 12/15/2021		1,100	1,150
BAT Capital Corp.
2.764% due 08/15/2022		1,500	1,505
3.222% due 08/15/2024		500	504
3.398% due 08/15/2022 ~		1,100	1,103
BAT International Finance PLC 3.250% due 06/07/2022		100	101
Charter Communications Operating LLC
4.464% due 07/23/2022		800	841
4.908% due 07/23/2025		1,600	1,737
Comcast Corp. 3.950% due 10/15/2025		1,162	1,254
CSN Resources S.A. 7.625% due 02/13/2023		1,400	1,482
CVS Pass-Through Trust 6.943% due 01/10/2030		843	993
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,304
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		2,350	2,353
Kraft Heinz Foods Co.
3.500% due 07/15/2022		200	205
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		200	210
McDonald's Corp. 3.012% due 10/28/2021 ~		2,000	2,002
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
SASOL Financing USA LLC 5.875% due 03/27/2024		600	650
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		1,240	1,238
Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~		900	903
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		3,800	3,866
3.375% due 11/30/2021		600	610
			25,135
UTILITIES 1.3%
AT&T, Inc.
3.270% due 06/01/2021 ~		6,700	6,735
3.547% (US0003M + 0.950%) due 07/15/2021 ~		4,400	4,440
3.616% due 06/12/2024 ~		4,200	4,256
Petrobras Global Finance BV 5.999% due 01/27/2028		1,751	1,864
Verizon Communications, Inc. 3.618% due 05/15/2025 ~		1,900	1,926
			19,221
Total Corporate Bonds & Notes (Cost $182,248)			186,905
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		700	1,135
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036		2,730	2,922

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	500	782
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035	100	105
		4,944
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	400	543
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	455	541
7.750% due 01/01/2042	153	173
		1,257
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	40	40
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	100	142
WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	3,600	4,844
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	240	242
Total Municipal Bonds & Notes (Cost $9,449)		11,469
U.S. GOVERNMENT AGENCIES 36.5%
Fannie Mae
2.754% due 07/25/2037 •	85	85
2.784% due 07/25/2037 •	151	151
2.804% due 09/25/2035 •	346	346
2.814% due 09/25/2035 •	639	640
2.827% due 09/25/2042 •	37	37
2.870% due 09/01/2027	1,700	1,758
3.004% due 01/25/2051 •	264	265
3.124% due 06/25/2037 •	1,158	1,176
3.134% due 06/25/2040 •	1,259	1,277
3.890% due 07/01/2021	2,367	2,435
4.000% due 04/25/2041	24,921	26,578
4.034% due 10/01/2034 •	1	1
4.236% due 09/01/2035 •	18	19
4.263% due 11/01/2035 •	3	3
4.327% due 07/01/2035 •	9	9
4.523% due 06/01/2035 •	15	16
4.666% due 12/01/2033 •	11	11
4.672% due 06/01/2034 •	84	90
4.823% due 12/01/2033 •	2	3
4.993% due 06/01/2035 •	27	29
Fannie Mae UMBS
3.500% due 01/01/2048 - 07/01/2048	58,301	59,956
4.000% due 01/01/2025 - 06/01/2049	26,206	27,391
4.500% due 04/01/2020 - 02/01/2044	25,100	26,946
5.000% due 11/01/2025 - 01/01/2029	112	118
5.500% due 11/01/2021 - 09/01/2041	13,904	15,262
6.000% due 03/01/2021 - 05/01/2041	9,553	10,819
Fannie Mae UMBS, TBA
3.000% due 08/01/2049	10,300	10,376
3.500% due 08/01/2049	69,000	70,507
4.000% due 07/01/2049 - 08/01/2049	224,300	231,727
5.000% due 08/01/2049	15,000	15,850
Freddie Mac
2.774% due 03/15/2037 •	1,151	1,151
3.094% due 08/15/2037 •	1,558	1,581
3.104% due 10/15/2037 •	271	276
3.114% due 05/15/2037 - 09/15/2037 •	1,798	1,826
4.579% due 06/01/2035 •	25	27
4.730% due 11/01/2034 •	14	15
5.000% due 05/01/2023 - 01/01/2039	2,539	2,756
5.500% due 08/15/2030 - 03/01/2039	473	521
6.000% due 08/01/2027 - 04/01/2038	192	212
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	8,969	9,837
6.000% due 07/15/2037 - 08/15/2037	52	57
Ginnie Mae, TBA 5.000% due 07/01/2049 - 08/01/2049	6,000	6,272

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

Small Business Administration
4.430% due 05/01/2029	285	300
5.520% due 06/01/2024	1	1
Total U.S. Government Agencies (Cost $521,633)		528,713
U.S. TREASURY OBLIGATIONS 52.8%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,300	2,397
3.000% due 08/15/2048 (i)	700	767
3.000% due 02/15/2049 (i)	20,900	22,925
4.375% due 05/15/2040 (i)	12,800	17,035
4.625% due 02/15/2040 (i)	9,200	12,624
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)	42,906	42,514
0.125% due 01/15/2022 (k)	54,795	54,463
0.125% due 04/15/2022	49,694	49,313
0.125% due 07/15/2022 (k)	46,220	46,093
0.375% due 07/15/2023	30,083	30,336
0.625% due 07/15/2021	12,243	12,321
1.000% due 02/15/2048	22,380	23,575
1.125% due 01/15/2021	8,410	8,476
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)	8,400	8,346
1.375% due 10/31/2020 (k)(m)	10,200	10,134
1.625% due 02/15/2026 (m)	3,200	3,152
1.750% due 12/31/2020 (i)(m)	13,800	13,782
1.875% due 08/31/2022 (i)(m)	63,800	64,073
2.000% due 11/30/2020 (m)	2,500	2,505
2.000% due 07/31/2022 (i)(m)	88,700	89,419
2.125% due 08/31/2020 (m)	1,200	1,203
2.625% due 12/31/2025 (i)	11,800	12,353
2.625% due 02/15/2029 (i)	163,600	172,448
3.000% due 09/30/2025 (i)	29,500	31,502
3.000% due 10/31/2025 (i)(m)	29,500	31,519
Total U.S. Treasury Obligations (Cost $746,203)		763,275
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust 2.604% due 08/25/2036 •	1,986	1,974
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	5	5
Banc of America Funding Trust
4.351% due 06/25/2034 ~	8	7
4.793% due 05/25/2035 ~	5	5
Banc of America Mortgage Trust
4.310% due 07/25/2035 ^~	649	642
5.168% due 05/25/2033 ~	17	17
Bear Stearns Adjustable Rate Mortgage Trust
4.236% due 11/25/2034 ~	47	46
4.713% due 11/25/2034 ~	9	10
5.233% due 12/25/2035 ~	17	18
Bear Stearns ALT-A Trust
2.844% due 04/25/2035 •	663	665
4.294% due 09/25/2035 ^~	897	757
4.466% due 10/25/2035 ^~	2,254	2,172
Chase Mortgage Finance Trust
4.131% due 09/25/2036 ^~	417	393
4.206% due 12/25/2035 ^~	578	560
6.000% due 12/25/2036	273	211
Citigroup Mortgage Loan Trust
4.810% due 05/25/2035 •	10	10
4.820% due 10/25/2035 •	6	6
Countrywide Alternative Loan Trust
2.574% due 11/25/2036 •	2,096	2,039
2.594% due 09/25/2046 ^•	2,334	2,150
2.684% due 02/25/2037 •	226	209
5.500% due 07/25/2035 ^	8	7
6.000% due 05/25/2037 ^	2,711	1,926
Countrywide Home Loan Mortgage Pass-Through Trust
4.280% due 11/25/2034 ~	522	528
4.285% due 02/20/2035 ~	29	29
4.592% due 02/20/2036 ^•	9	8
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.734% due 02/25/2036 •	5,349	5,043
Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.401% due 12/13/2028	6,487	6,726
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~	17	18
4.470% due 11/25/2035 ^~	920	874
4.500% due 09/25/2035 ~	15	16
6.000% due 02/25/2036 ^	8,090	6,195
6.000% due 07/25/2037 ^	2,136	1,907
HarborView Mortgage Loan Trust
2.560% due 12/19/2036 ^•	323	300

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

2.630% due 12/19/2036 ^•		4,416	4,173
2.830% due 05/19/2035 •		15	14
2.870% due 06/19/2035 •		2,377	2,396
3.393% due 06/19/2036 ^~		1,576	1,085
Impac Secured Assets Trust 2.574% due 01/25/2037 •		1,233	1,213
IndyMac Mortgage Loan Trust
2.584% due 02/25/2037 ^•		2,395	2,329
4.119% due 06/25/2036 ~		4,083	3,850
JPMorgan Alternative Loan Trust
2.724% due 09/25/2036 •		1,554	1,559
4.293% due 05/25/2036 ^~		2,233	1,694
JPMorgan Mortgage Trust
4.151% due 10/25/2036 ~		219	196
4.259% due 10/25/2036 ^~		1,354	1,236
4.441% due 07/25/2035 ~		220	223
4.724% due 02/25/2035 ~		4	4
5.750% due 01/25/2036 ^		47	37
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		2,064	2,119
MASTR Adjustable Rate Mortgages Trust 3.246% due 07/25/2035 ^~		356	337
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.834% due 12/15/2030 •		62	61
2.874% due 06/15/2030 •		1	1
Merrill Lynch Alternative Note Asset Trust 2.704% due 03/25/2037 •		1,979	850
Merrill Lynch Mortgage Investors Trust
2.614% due 02/25/2036 •		38	37
2.654% due 11/25/2035 •		23	22
4.431% due 09/25/2035 ^~		1,064	980
4.602% due 05/25/2033 ~		38	39
Morgan Stanley Re-REMIC Trust 4.981% due 09/26/2036 ~		7,085	7,156
Mortgage Equity Conversion Asset Trust 2.450% due 05/25/2042 •		3,381	3,118
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		81	60
Prime Mortgage Trust 6.000% due 06/25/2036 ^		1,023	962
Residential Accredit Loans, Inc. Trust
2.554% due 02/25/2037 •		2,007	1,878
2.574% due 01/25/2037 •		4,026	3,801
2.584% due 07/25/2036 •		5,714	3,615
2.589% due 08/25/2036 •		4,042	3,802
2.594% due 07/25/2036 •		3,824	3,599
2.594% due 09/25/2036 ^•		6,706	6,374
Structured Adjustable Rate Mortgage Loan Trust
2.704% due 10/25/2035 •		42	43
3.904% due 01/25/2035 ^•		33	32
4.566% due 02/25/2034 ~		28	29
4.614% due 08/25/2034 ~		40	41
Structured Asset Mortgage Investments Trust 2.684% due 02/25/2036 ^•		21	20
Thornburg Mortgage Securities Trust 3.452% due 06/25/2047 ^•		1,987	1,854
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	4,400	5,609
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 10/25/2046 •		$171	165
3.704% due 11/25/2042 •		6	6
3.897% due 02/25/2037 ^~		667	649
Wells Fargo Mortgage-Backed Securities Trust
4.869% due 12/25/2036 ^~		1,106	1,101
4.986% due 01/25/2035 ~		17	17
4.991% due 03/25/2036 ~		27	28
5.178% due 07/25/2036 ^~		495	503
6.000% due 04/25/2037 ^		1,969	2,004
Total Non-Agency Mortgage-Backed Securities (Cost $98,410)			106,394
ASSET-BACKED SECURITIES 14.4%
Accredited Mortgage Loan Trust
2.534% due 02/25/2037 •		378	378
2.945% due 09/25/2035 •		4,634	4,617
ACE Securities Corp. Home Equity Loan Trust 2.464% due 10/25/2036 •		14	7
Allegro CLO Ltd. 3.803% due 01/30/2026 •		607	608
Asset-Backed Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2035 •		2,000	2,010
Bear Stearns Asset-Backed Securities Trust
2.564% due 08/25/2036 •		2,575	3,101
2.644% due 06/25/2047 •		7,000	6,936
Citigroup Mortgage Loan Trust
2.564% due 12/25/2036 •		1,561	1,063

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

2.584% due 01/25/2037 •		10,229	7,518
2.604% due 05/25/2037 •		6,169	4,589
Citigroup Mortgage Loan Trust, Inc. 3.304% due 09/25/2035 ^•		3,600	3,626
Countrywide Asset-Backed Certificates
2.544% due 04/25/2047 •		2,306	2,259
2.554% due 05/25/2037 •		2,376	2,361
2.584% due 06/25/2047 •		1,061	1,057
2.674% due 03/25/2036 •		2,868	2,661
Fieldstone Mortgage Investment Trust 2.594% due 05/25/2036 •		3,195	2,478
First Franklin Mortgage Loan Trust
2.544% due 09/25/2036 •		2,655	2,641
2.564% due 04/25/2036 •		256	250
3.139% due 09/25/2035 •		166	167
Fremont Home Loan Trust
2.590% due 08/25/2036 •		21,792	9,577
3.454% due 11/25/2034 •		12,126	12,209
GSAMP Trust
2.454% due 12/25/2046 •		3,680	2,291
2.554% due 12/25/2046 •		12,582	7,956
2.634% due 01/25/2037 •		5,716	5,009
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		801	801
HSI Asset Securitization Corp. Trust 2.564% due 05/25/2037 •		2,120	2,099
Long Beach Mortgage Loan Trust
2.554% due 05/25/2036 •		1,394	932
2.624% due 02/25/2036 •		7,839	7,690
2.674% due 05/25/2046 •		7,616	3,617
2.964% due 10/25/2034 •		9	9
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •		443	446
MASTR Asset-Backed Securities Trust
2.454% due 01/25/2037 •		27,516	11,151
2.614% due 05/25/2037 •		7,793	7,485
2.984% due 12/25/2035 •		2,394	2,399
Merrill Lynch Mortgage Investors Trust 2.654% due 07/25/2037 •		4,215	1,730
Morgan Stanley ABS Capital, Inc. Trust
2.494% due 01/25/2037 •		3,542	2,000
2.534% due 02/25/2037 •		9,200	5,975
2.539% due 11/25/2036 •		11,917	8,769
2.564% due 09/25/2036 •		14,511	8,182
2.614% due 01/25/2037 •		5,105	2,926
2.654% due 04/25/2036 •		6,184	5,936
4.330% due 02/25/2047 •		3,373	3,130
Morgan Stanley Home Equity Loan Trust 2.504% due 12/25/2036 •		5,364	3,131
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		1,107	1,108
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		448	448
OHA Credit Partners Ltd. 3.771% due 10/20/2025		344	344
Option One Mortgage Loan Trust 2.544% due 01/25/2037 •		3,386	2,245
Popular ABS Mortgage Pass-Through Trust 2.734% due 07/25/2036 •		8,800	8,339
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		7,273	3,927
Residential Asset Securities Corp. Trust 2.554% due 08/25/2036 •		2,373	2,151
Securitized Asset-Backed Receivables LLC Trust
2.484% due 08/25/2036 •		2,476	1,115
2.644% due 07/25/2036 •		2,411	1,362
3.364% due 01/25/2036 ^•		6,488	5,178
SG Mortgage Securities Trust 2.544% due 10/25/2036 •		3,993	3,716
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		90	90
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	592	675
Soundview Home Loan Trust 3.304% due 10/25/2037 •		$8,695	7,282
Structured Asset Investment Loan Trust 2.714% due 01/25/2036 •		2,474	2,375
Structured Asset Securities Corp. Mortgage Loan Trust
2.539% due 07/25/2036 •		1,939	1,905
2.574% due 12/25/2036 •		1,007	990
2.724% due 05/25/2037 •		1,235	1,234

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 3.289% due 11/25/2035 •		798	802
Total Asset-Backed Securities (Cost $190,620)			209,063
SOVEREIGN ISSUES 7.2%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,850	4,612
5.875% due 01/11/2028		3,800	2,900
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	6,969	141
63.705% due 06/21/2020 ~(a)		137,573	3,161
Brazil Government International Bond 5.625% due 02/21/2047		$3,400	3,629
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	26,475	8,893
6.000% due 05/15/2055 (e)		20,341	7,589
Export-Import Bank of Korea 4.000% due 01/29/2021		$17,700	18,164
Israel Government International Bond 4.125% due 01/17/2048		800	878
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	3,797,337	36,788
Province of Ontario
1.650% due 09/27/2019		$2,000	1,997
4.000% due 10/07/2019		300	301
Qatar Government International Bond 5.250% due 01/20/2020		11,420	11,598
Saudi Government International Bond
4.000% due 04/17/2025		2,000	2,132
5.000% due 04/17/2049		1,000	1,098
Total Sovereign Issues (Cost $106,745)			103,881
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		24,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas 10.000% due 12/15/2020 (f)(h)		1,100	1,216
Total Preferred Securities (Cost $1,133)			1,216
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 3.092% due 10/26/2020 ~		$4,600	4,614
U.S. TREASURY BILLS 0.0%
2.182% due 08/06/2019 (c)(d)(m)		51	51
Total Short-Term Instruments (Cost $4,651)			4,665
Total Investments in Securities (Cost $1,866,932)			1,921,425
		SHARES
INVESTMENTS IN AFFILIATES 18.7%
SHORT-TERM INSTRUMENTS 18.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.7%
PIMCO Short Asset Portfolio		26,107,570	259,666
PIMCO Short-Term Floating NAV Portfolio III		1,049,022	10,377

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $271,558)	270,043
Total Investments in Affiliates (Cost $271,558)	270,043
Total Investments 151.5% (Cost $2,138,490)	$2,191,468
Financial Derivative Instruments (j)(l) (1.9)%(Cost or Premiums, net $15,369)	(27,348)
Other Assets and Liabilities, net (49.6)%	(717,755)
Net Assets 100.0%	$1,446,365

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$1,133	$1,216	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	2.600%	05/06/2019	07/15/2019	$(3,559)	$(3,574)
BOS	2.600	06/12/2019	07/10/2019	(7,341)	(7,351)
BSN	2.540	04/04/2019	07/02/2019	(9,747)	(9,808)
	2.550	06/12/2019	07/15/2019	(29,365)	(29,404)
DEU	2.490	05/29/2019	07/10/2019	(32,578)	(32,652)
GRE	2.560	05/17/2019	07/17/2019	(8,569)	(8,596)
IND	2.570	05/16/2019	07/16/2019	(44,917)	(45,065)
JPS	2.450	06/10/2019	07/10/2019	(22,938)	(22,971)
RCY	2.600	05/16/2019	07/08/2019	(19,565)	(19,630)
Total Reverse Repurchase Agreements					$(179,051)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
GSC	2.600%	06/12/2019	07/24/2019	$(27,843)	$(27,881)
UBS	2.590	05/07/2019	07/09/2019	(31,019)	(31,141)
	2.590	05/07/2019	07/09/2019	(49,890)	(50,088)
	2.590	05/07/2019	07/09/2019	(6,545)	(6,570)
	2.590	05/07/2019	07/09/2019	(49,579)	(49,776)
	2.600	06/11/2019	07/30/2019	(27,445)	(27,485)
Total Sale-Buyback Transactions					$(192,941)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (1.9)%
Fannie Mae UMBS, TBA	4.500%	08/01/2049	$26,200	$(27,363)	$(27,371)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

Sovereign Issues (0.9)%
Canadian Government Bond	2.750	12/01/2048	CAD	13,500	(12,524)	(12,879)
Total Short Sales (2.8)%					$(39,887)	$(40,250)

(i)	Securities with an aggregate market value of $375,245 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(350,203) at a weighted average interest rate of 2.511%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(2)	Payable for sale-buyback transactions includes $(183) of deferred price drop.
(3)	Payable for short sales includes $(28) of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$103.000	08/23/2019	63	$126	$1	$0
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.000	08/23/2019	598	1,196	5	1
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	104.125	08/23/2019	131	262	1	0
Call - CBOT U.S. Treasury 5-Year Note July 2019 Futures	128.500	08/23/2019	178	178	2	0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	2,476	2,476	21	3
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	126.750	08/23/2019	41	41	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.500	08/23/2019	278	278	2	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	127.750	08/23/2019	27	27	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	128.750	08/23/2019	88	88	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2019 Futures	129.000	08/23/2019	418	418	4	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	394	394	3	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	2,680	2,680	23	3
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	114.000	08/23/2019	233	233	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	115.000	08/23/2019	412	412	4	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	474	474	4	1
Total Purchased Options					$73	$9

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	1,327	$285,543	$1,109	$0	$(52)
U.S. Treasury 10-Year Note September Futures	09/2019	2,134	273,085	4,765	67	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	124	22,018	644	0	(23)
				$6,518	$67	$(75)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,679	$(413,223)	$(3,863)	$105	$0
90-Day Eurodollar March Futures	03/2020	2,511	(617,015)	(4,492)	125	0
E-mini S&P 500 Index September Futures	09/2019	1,282	(188,723)	(2,512)	0	(852)
U.S. Treasury 5-Year Note September Futures	09/2019	733	(86,609)	(287)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,407	(218,920)	(7,584)	176	0
				$(18,738)	$406	$(852)
Total Futures Contracts				$(12,220)	$473	$(927)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$7,500	$482	$92	$574	$7	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	180,200	3,118	774	3,892	84	0
					$3,600	$866	$4,466	$91	$0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPS

									Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	143,000	$(2,052)	$(2,723)	$(4,775)	$0	$(66)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	14,400	193	1,494	1,687	127	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$26,800	(90)	(236)	(326)	8	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		542,500	(2,191)	(4,833)	(7,024)	50	0
Receive(4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		440,300	0	(2,636)	(2,636)	104	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		238,600	4,300	9,821	14,121	0	(184)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		83,000	375	2,996	3,371	0	(66)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(190)	2,496	2,306	0	(58)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		106,800	(5,947)	(332)	(6,279)	91	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		39,900	(693)	(1,841)	(2,534)	44	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		29,000	(513)	(1,338)	(1,851)	32	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		171,200	6,323	(8,222)	(1,899)	205	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	56	(109)	(53)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		148,720	5,732	(4,503)	1,229	200	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,800	1,428	(963)	465	22	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	67	(253)	(186)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		100,900	3,843	(6,599)	(2,756)	167	0
Receive	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		50,900	(1,054)	(3,650)	(4,704)	88	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		184,000	5,542	17,461	23,003	0	(611)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		98,400	(2,010)	(13,039)	(15,049)	523	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		5,300	144	(710)	(566)	29	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	464	(725)	(261)	31	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		26,200	(1,025)	(4,071)	(5,096)	169	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,700,000	(1,280)	55	(1,225)	0	(27)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(168)	(213)	(381)	18	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,700	281	677	958	0	(26)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	22,900	30	(216)	(186)	55	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	79	(39)	40	10	0
Pay	UKRPI	3.595	Maturity	11/15/2028		14,400	249	(110)	139	35	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	88	(40)	48	11	0
							$11,981	$(22,401)	$(10,420)	$2,026	$(1,038)
Total Swap Agreements							$15,581	$(21,535)	$(5,954)	$2,117	$(1,038)

(k)	Securities with an aggregate market value of $26,797 and cash of $1,550 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $3 and liability of $(5) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	BRL	28,750		$7,502	$15	$0
	07/2019	COP	2,527,497		774	0	(12)
	07/2019	JPY	105,200		970	0	(5)
	07/2019		$7,454	BRL	28,750	33	0
	07/2019		12,009	CAD	16,098	284	0
BPS	07/2019		142	ARS	7,094	20	0
	07/2019		9,346	GBP	7,369	12	0
	07/2019		6,107	TWD	192,073	86	0
	08/2019	GBP	7,369		$9,361	0	(12)
	08/2019	RUB	7,875		121	0	(3)
	08/2019		$5,014	ARS	223,763	0	(34)
	09/2019		671	CNY	4,649	6	0
BRC	07/2019	JPY	101,200		$924	0	(15)
	07/2019		$1,511	GBP	1,193	4	0
	09/2019	SGD	20,426		$14,957	0	(157)
	10/2019		$8	MXN	153	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

CBK	07/2019	AUD	1,871		$1,303	0	(11)
	07/2019	CAD	3,317		2,459	0	(74)
	07/2019		$1,348	GBP	1,063	2	0
	07/2019		113	ZAR	1,646	3	0
	08/2019	EUR	10,240		$11,532	0	(153)
	09/2019		$8,125	COP	27,421,994	366	0
	09/2019		4,999	IDR	72,174,071	60	0
GLM	07/2019		14,455	GBP	11,390	10	0
	08/2019		8	MXN	153	0	0
	10/2019	MXN	153		$8	0	0
HUS	07/2019	BRL	20,224		5,278	11	0
	07/2019		$256	ARS	12,773	32	0
	07/2019		5,291	BRL	20,224	0	(24)
	07/2019		39,471	JPY	4,247,637	0	(73)
	08/2019	BRL	20,224		$5,275	23	0
	08/2019	JPY	4,247,636		39,564	72	0
	09/2019		$7,333	CNH	50,960	80	0
	11/2019	TWD	320,879		$10,250	0	(176)
	11/2019		$37,015	CNH	250,791	0	(555)
	01/2021	BRL	3,570		$550	0	(332)
JPM	07/2019	JPY	4,041,236		37,077	0	(406)
	07/2019		$7,454	RUB	479,622	119	0
	08/2019	EUR	7,285		$8,230	0	(83)
	09/2019		$2,455	IDR	35,638,162	43	0
	09/2019		10,021	TWD	315,601	206	0
	11/2019	CNH	146,195		$20,900	0	(354)
	11/2019	TWD	232,679		7,427	0	(133)
MSB	07/2019		192,073		6,097	0	(95)
	11/2019		$6,115	TWD	192,073	126	0
MYI	07/2019	CAD	16,821		$12,534	0	(311)
NGF	09/2019	CNH	56,384		8,140	0	(63)
RBC	07/2019		$795	COP	2,527,497	0	(9)
	07/2019		7,429	ZAR	108,285	253	0
	09/2019	COP	2,527,497		$792	9	0
SCX	07/2019	BRL	48,975		12,150	0	(604)
	07/2019	GBP	19,952		25,253	0	(85)
	07/2019		$12,780	BRL	48,975	0	(26)
	08/2019		914	EUR	812	13	0
	11/2019	CNH	104,596		$14,941	0	(265)
SSB	09/2019	HKD	3,946		504	0	(1)
TOR	09/2019		$1,297	TWD	40,868	27	0
UAG	08/2019	EUR	6,419		$7,264	0	(61)
Total Forward Foreign Currency Contracts						$1,915	$(4,132)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	16,971	$140	$10

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	172,800	$1,383	$3,783
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	172,300	1,011	2,714
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	49,600	1,994	45
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	13,100	637	0
							$5,025	$6,542
Total Purchased Options							$5,165	$6,552

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	3,000	$(4)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,000	(3)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,800	(2)	1
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,100	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	4,200	(5)	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	3,100	(3)	(1)
						$(20)	$(4)

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	7,329	$(47)	$(30)
	Call - OTC USD versus BRL		3.933	07/23/2019	7,329	(46)	(48)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	7,329	(53)	(79)
	Call - OTC USD versus ZAR		14.790	07/23/2019	7,329	(48)	(24)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	33,942	(147)	(9)
						$(341)	$(190)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	91,200	$(1,382)	$(3,760)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	91,000	(1,011)	(2,726)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	13,100	(403)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	13,100	(235)	0
							$(3,031)	$(6,486)
Total Written Options							$(3,392)	$(6,680)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	1,225	$224	$(127)	$97	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		610	112	(63)	49	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		1,100	210	(123)	87	0
								$546	$(313)	$233	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$1,800	$3	$0	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$12,508	$(2,601)	$1,696	$0	$(905)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(6)	$47	$41	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	67,800	2.728% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/13/2020	$389,353	$0	$(8,660)	$0	$(8,660)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

CBK	Pay	S&P 500 Total Return Index	67,800	2.718% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/06/2020	389,353	0	(8,669)	0	(8,669)
GST	Pay	S&P 500 Total Return Index	37,824	2.726% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/06/2020	222,928	0	467	467	0
SOG	Pay	S&P 500 Total Return Index	45,736	2.615% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/13/2020	261,220	0	(8,145)	0	(8,145)
								$0	$(25,007)	$467	$(25,474)
Total Swap Agreements								$(2,058)	$(23,577)	$744	$(26,379)

(m)	Securities with an aggregate market value of $24,651 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,649	$4,195	$5,844
Corporate Bonds & Notes
Banking & Finance	0	142,549	0	142,549
Industrials	0	25,135	0	25,135
Utilities	0	19,221	0	19,221
Municipal Bonds & Notes
California	0	4,944	0	4,944
Illinois	0	1,257	0	1,257
Iowa	0	40	0	40
Tennessee	0	142	0	142
Washington	0	4,844	0	4,844
West Virginia	0	242	0	242
U.S. Government Agencies	0	528,713	0	528,713
U.S. Treasury Obligations	0	763,275	0	763,275
Non-Agency Mortgage-Backed Securities	0	106,394	0	106,394
Asset-Backed Securities	0	209,063	0	209,063
Sovereign Issues	0	103,881	0	103,881
Preferred Securities
Banking & Finance	0	1,216	0	1,216
Short-Term Instruments
Certificates of Deposit	0	4,614	0	4,614
U.S. Treasury Bills	0	51	0	51
	$0	$1,917,230	$4,195	$1,921,425
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$270,043	$0	$0	$270,043
Total Investments	$270,043	$1,917,230	$4,195	$2,191,468
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(12,879)	$0	$(12,879)
U.S. Government Agencies	0	(27,371)	0	(27,371)
	$0	$(40,250)	$0	$(40,250)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2019 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	473	2,126	0	2,599
Over the counter	0	9,211	0	9,211
	$473	$11,337	$0	$11,810
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(927)	(1,038)	0	(1,965)
Over the counter	0	(37,191)	0	(37,191)
	$(927)	$(38,229)	$0	$(39,156)
Total Financial Derivative Instruments	$(454)	$(26,892)	$0	$(27,346)
Totals	$269,589	$1,850,088	$4,195	$2,123,872

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$998
Charter Communications Operating LLC 4.330% (LIBOR03M + 2.000%) due 04/30/2025 ~		873	873
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		2,500	2,498
Total Loan Participations and Assignments (Cost $4,366)			4,369
CORPORATE BONDS & NOTES 10.2%
BANKING & FINANCE 7.1%
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,157
Banco del Estado de Chile 4.125% due 10/07/2020		1,700	1,736
Bank of Ireland 7.375% due 06/18/2020 •(f)(g)	EUR	400	481
Barclays Bank PLC 10.179% due 06/12/2021		$2,400	2,717
Barclays PLC
3.905% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,155
4.610% due 02/15/2023 •		2,800	2,903
7.000% due 09/15/2019 •(f)(g)	GBP	300	385
7.125% due 06/15/2025 •(f)(g)		2,600	3,455
8.000% due 12/15/2020 •(f)(g)	EUR	200	246
8.000% due 06/15/2024 •(f)(g)		$1,700	1,784
Citigroup, Inc.
3.543% (US0003M + 1.023%) due 06/01/2024 ~		3,200	3,219
4.044% due 06/01/2024 •		1,500	1,586
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	1,600	2,018
Credit Suisse Group AG
3.676% (US0003M + 1.240%) due 06/12/2024 ~		$2,000	2,007
7.500% due 07/17/2023 •(f)(g)		1,600	1,719
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	627
3.800% due 09/15/2022		700	726
3.800% due 06/09/2023		250	259
Danske Bank A/S 3.496% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,264
Deutsche Bank AG
0.180% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,400	1,574
3.751% (US0003M + 1.230%) due 02/27/2023 ~		$4,000	3,859
4.250% due 10/14/2021		3,300	3,344
Discover Bank
3.450% due 07/27/2026		1,700	1,730
4.650% due 09/13/2028		2,700	2,955
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,220
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$2,800	2,798
3.365% (US0003M + 0.830%) due 08/12/2019 •		9,150	9,153
Goldman Sachs Group, Inc. 3.688% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,311
HSBC Holdings PLC
3.120% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,401
3.400% due 03/08/2021		500	508
3.520% (US0003M + 1.000%) due 05/18/2024 ~		600	602
4.098% (US0003M + 1.500%) due 01/05/2022 ~		800	818
4.292% due 09/12/2026 •		1,400	1,489
4.300% due 03/08/2026		300	322
4.750% due 07/04/2029 •(f)(g)	EUR	700	838
5.875% due 09/28/2026 •(f)(g)	GBP	1,400	1,871
6.500% due 03/23/2028 •(f)(g)		$800	839
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~		3,200	3,207
3.482% (US0003M + 0.890%) due 07/23/2024 ~		3,000	3,011
3.797% due 07/23/2024 •		1,200	1,259
6.053% (US0003M + 3.470%) due 07/30/2019 ~(f)		1,600	1,599
Lloyds Banking Group PLC
3.186% (US0003M + 0.800%) due 06/21/2021 ~		2,200	2,201

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

4.050% due 08/16/2023		1,100	1,149
4.550% due 08/16/2028		1,000	1,079
7.500% due 09/27/2025 •(f)(g)		800	842
7.875% due 06/27/2029 •(f)(g)	GBP	900	1,299
Nationwide Building Society 4.363% due 08/01/2024 •		$1,500	1,566
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	798
3.247% (US0003M + 0.650%) due 07/13/2022 ~		1,400	1,393
Royal Bank of Scotland Group PLC
3.899% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,297
4.519% due 06/25/2024 •		1,500	1,563
4.892% due 05/18/2029 •		1,700	1,816
7.500% due 08/10/2020 •(f)(g)		500	514
8.625% due 08/15/2021 •(f)(g)		400	432
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,200	2,338
Santander UK PLC 2.875% due 06/18/2024		3,100	3,117
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	360	502
UBS AG
5.125% due 05/15/2024 (g)		$3,300	3,507
7.625% due 08/17/2022 (g)		300	337
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	403
3.468% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,403
4.125% due 09/24/2025		400	427
UniCredit SpA 7.830% due 12/04/2023		4,150	4,744
Wells Fargo & Co. 3.500% due 03/08/2022		38	39
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	4,007
			114,925
INDUSTRIALS 2.1%
Allergan Sales LLC 4.875% due 02/15/2021		$186	192
BAT Capital Corp.
2.764% due 08/15/2022		600	602
3.222% due 08/15/2024		300	303
3.398% (US0003M + 0.880%) due 08/15/2022 ~		600	602
Campbell Soup Co.
3.040% (US0003M + 0.630%) due 03/15/2021 ~		300	299
3.650% due 03/15/2023		2,100	2,163
Charter Communications Operating LLC
4.229% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,019
4.464% due 07/23/2022		300	315
4.908% due 07/23/2025		700	760
Comcast Corp. 3.950% due 10/15/2025		421	454
CSN Resources S.A. 7.625% due 02/13/2023		1,300	1,376
Daimler Finance North America LLC 3.400% due 02/22/2022		2,100	2,143
Dominion Energy Gas Holdings LLC 3.010% (US0003M + 0.600%) due 06/15/2021 ~		4,100	4,120
Enbridge, Inc. 3.110% (US0003M + 0.700%) due 06/15/2020 ~		800	802
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,800	3,263
INEOS Finance PLC 2.125% due 11/15/2025		3,100	3,503
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	102
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	105
McDonald's Corp. 3.012% (US0003M + 0.430%) due 10/28/2021 ~		1,500	1,501
President & Fellows of Harvard College 6.500% due 01/15/2039		1,100	1,617
Reynolds American, Inc. 4.000% due 06/12/2022		100	104
SASOL Financing USA LLC 5.875% due 03/27/2024		500	542
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019		500	499
United Technologies Corp.
3.175% (US0003M + 0.650%) due 08/16/2021 ~		500	500
3.650% due 08/16/2023		1,700	1,781
3.950% due 08/16/2025		400	432

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	1,600	1,650
		33,854
UTILITIES 1.0%
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~	3,200	3,217
3.547% (US0003M + 0.950%) due 07/15/2021 ~	3,700	3,734
3.616% (US0003M + 1.180%) due 06/12/2024 ~	3,600	3,648
Duke Energy Corp. 3.028% (US0003M + 0.500%) due 05/14/2021 ~	2,000	2,005
Sempra Energy 2.860% (US0003M + 0.450%) due 03/15/2021 ~	2,000	1,992
Verizon Communications, Inc. 3.618% (US0003M + 1.100%) due 05/15/2025 ~	1,400	1,419
		16,015
Total Corporate Bonds & Notes (Cost $160,987)		164,794
MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	100	162
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025	3,500	4,041
		4,203
COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026	3,820	4,434
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	476
7.750% due 01/01/2042	104	117
		593
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,244
WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	600	808
Total Municipal Bonds & Notes (Cost $9,585)		11,282
U.S. GOVERNMENT AGENCIES 26.9%
Fannie Mae
2.310% due 08/01/2022	100	100
2.754% due 07/25/2037 •	15	15
2.784% due 07/25/2037 •	27	27
2.804% due 09/25/2035 •	88	88
Fannie Mae UMBS
3.500% due 12/01/2047 - 08/01/2048	44,862	46,148
4.000% due 05/01/2021 - 03/01/2026	232	241
5.500% due 09/01/2023	4	4
6.000% due 07/01/2035 - 05/01/2041	996	1,123
7.500% due 04/01/2024 - 11/01/2037	95	109
Fannie Mae UMBS, TBA
3.500% due 08/01/2049 - 09/01/2049	74,000	75,608
4.000% due 07/01/2049 - 08/01/2049	267,600	276,462
Freddie Mac
2.470% due 12/25/2036 •	1	1
3.104% due 10/15/2037 •	31	31
4.000% due 08/01/2048	21,617	22,401
6.000% due 04/01/2040	5	6
Freddie Mac UMBS 4.000% due 11/01/2048 - 12/01/2048	4,496	4,686
Ginnie Mae
2.839% due 08/20/2047	1,428	1,429
6.000% due 12/15/2038	53	58
Ginnie Mae, TBA 5.000% due 07/01/2049 - 08/01/2049	5,400	5,645
Small Business Administration
5.290% due 12/01/2027	24	25
5.720% due 01/01/2029	499	544

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

6.020% due 08/01/2028	371	402
Total U.S. Government Agencies (Cost $432,954)		435,153
U.S. TREASURY OBLIGATIONS 36.4%
U.S. Treasury Bonds
3.000% due 08/15/2048	500	548
3.000% due 02/15/2049	19,000	20,841
4.375% due 05/15/2040 (l)	5,300	7,054
4.625% due 02/15/2040 (l)	4,500	6,174
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	11,858	11,750
0.125% due 01/15/2022	45,719	45,442
0.125% due 04/15/2022(j)	112,625	111,762
0.125% due 07/15/2022	35,998	35,899
0.125% due 01/15/2023 (j)	7,970	7,927
0.625% due 07/15/2021(l)	12,470	12,550
1.000% due 02/15/2048 (l)	14,195	14,952
1.125% due 01/15/2021	8,643	8,712
U.S. Treasury Notes
1.375% due 10/31/2020 (j)(l)	11,300	11,227
1.625% due 02/15/2026 (l)	3,300	3,250
1.875% due 07/31/2022 (j)(l)	15,300	15,366
2.000% due 11/30/2020 (j)(l)	6,100	6,113
2.000% due 07/31/2022 (j)(l)	8,000	8,065
2.000% due 11/30/2022 (j)(l)	13,100	13,216
2.000% due 08/15/2025 (j)(l)	5,800	5,854
2.250% due 08/15/2027 (l)	100	102
2.625% due 12/31/2025 (l)	12,100	12,667
2.625% due 02/15/2029	145,600	153,474
2.750% due 02/15/2024 (l)	10,500	10,961
3.000% due 09/30/2025 (l)	30,200	32,250
3.000% due 10/31/2025 (l)	30,200	32,267
Total U.S. Treasury Obligations (Cost $572,430)		588,423
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust 5.728% due 11/25/2037 ^~	6,396	5,740
American Home Mortgage Assets Trust 3.424% due 11/25/2046 •	7,562	3,827
BCAP LLC Trust 6.000% due 03/26/2037 ~	7,266	6,158
Bear Stearns ALT-A Trust
3.999% due 11/25/2035 ^~	4,956	3,986
4.223% due 11/25/2035 ^~	216	204
ChaseFlex Trust 2.704% due 07/25/2037 •	4,769	4,294
Citigroup Mortgage Loan Trust
2.474% due 01/25/2037 •	5	4
4.980% due 03/25/2036 ^•	180	182
Citigroup Mortgage Loan Trust, Inc. 4.481% due 08/25/2035 ~	81	84
CitiMortgage Alternative Loan Trust 3.004% due 04/25/2037 •	2,091	1,683
Countrywide Alternative Loan Trust
2.524% due 12/25/2046 •	5,499	5,322
2.564% due 02/25/2047 •	20	19
2.564% due 09/25/2047 •	2,985	2,942
2.604% due 06/25/2037 •	64	62
3.504% due 02/25/2036 •	8	7
6.000% due 08/25/2035	1,829	1,322
6.000% due 06/25/2047 ^	2,804	2,416
Countrywide Home Loan Mortgage Pass-Through Trust
4.280% due 11/25/2034 ~	6	6
4.285% due 02/20/2035 ~	3	3
5.500% due 11/25/2035 ^	43	37
Credit Suisse Mortgage Capital Certificates 3.671% due 02/27/2037 ~	185	186
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.584% due 06/25/2037 ^•	149	144
2.734% due 08/25/2037 ^•	3,928	3,408
GSR Mortgage Loan Trust 4.440% due 11/25/2035 ~	4	4
HarborView Mortgage Loan Trust
2.560% due 12/19/2036 ^•	510	474
2.580% due 01/19/2038 •	442	425
JPMorgan Mortgage Trust
4.184% due 08/25/2034 ~	54	55
4.441% due 07/25/2035 ~	27	28
4.697% due 07/25/2035 ~	3,624	3,778
4.724% due 02/25/2035 ~	2	2
5.750% due 01/25/2036 ^	16	12
JPMorgan Resecuritization Trust 2.550% due 06/26/2037 •	5,824	5,694

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

Lehman Mortgage Trust 3.054% due 11/25/2036 •		1,845	1,238
Lehman XS Trust 2.629% due 08/25/2046 •		2,432	2,330
Merrill Lynch Mortgage Investors Trust 4.431% due 09/25/2035 ^~		104	96
Morgan Stanley Mortgage Loan Trust 3.024% due 11/25/2035 •		2,385	2,369
MortgageIT Securities Corp. Mortgage Loan Trust 2.634% due 06/25/2047 •		1,404	1,372
Residential Accredit Loans, Inc. Trust
2.589% due 08/25/2036 •		657	618
2.604% due 05/25/2047 •		7,613	7,409
Structured Adjustable Rate Mortgage Loan Trust 4.489% due 04/25/2035 ~		163	157
Structured Asset Mortgage Investments Trust
2.524% due 08/25/2036 •		9,075	8,483
2.634% due 02/25/2036 •		1,235	1,214
Structured Asset Securities Corp. 2.754% due 04/25/2035 •		2,003	1,881
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	4,300	5,482
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,555
WaMu Mortgage Pass-Through Certificates Trust
2.595% due 09/25/2046 •		42	43
2.595% due 10/25/2046 •		38	37
2.984% due 11/25/2045 •		3,490	3,536
3.234% due 01/25/2047 •		21	22
3.274% due 05/25/2047 •		3,672	3,494
3.279% due 01/25/2037 ^~		310	292
3.752% due 08/25/2036 ^~		130	123
3.815% due 06/25/2037 ^~		1,207	1,166
4.181% due 12/25/2035 ~		2,042	2,037
Wells Fargo Mortgage-Backed Securities Trust
4.869% due 12/25/2036 ^~		203	202
4.991% due 03/25/2036 ^~		159	159
5.008% due 07/25/2036 ^~		540	551
Total Non-Agency Mortgage-Backed Securities (Cost $95,084)			100,374
ASSET-BACKED SECURITIES 8.9%
Allegro CLO Ltd. 3.803% due 01/30/2026 •		393	393
Asset-Backed Funding Certificates Trust 2.534% due 01/25/2037 •		2,555	1,829
Asset-Backed Securities Corp. Home Equity Loan Trust 3.364% due 07/25/2035 •		300	301
Bear Stearns Asset-Backed Securities Trust
2.514% due 02/25/2037 •		722	794
2.554% due 07/25/2036 •		1,646	1,636
2.564% due 08/25/2036 •		730	880
2.690% due 12/25/2036		228	228
3.120% due 02/25/2036 •		1,776	1,758
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		2,009	2,037
Citigroup Mortgage Loan Trust
2.464% due 07/25/2045 •		20	16
2.564% due 12/25/2036 •		3,179	2,164
Citigroup Mortgage Loan Trust, Inc. 2.704% due 10/25/2036 •		2,000	1,967
Countrywide Asset-Backed Certificates
2.544% due 06/25/2037 •		1,106	1,049
2.544% due 06/25/2047 ^•		1,174	1,058
2.654% due 06/25/2047 •		1,200	1,140
2.664% due 12/25/2036 ^•		4,100	4,013
2.674% due 03/25/2036 •		1,632	1,514
2.684% due 09/25/2036 •		4,402	4,413
2.704% due 07/25/2036 •		2,585	2,591
3.004% due 11/25/2033 •		756	746
3.754% due 04/25/2034 •		145	145
4.651% due 10/25/2046 ^~		3,940	3,888
Credit-Based Asset Servicing & Securitization LLC 2.524% due 07/25/2037 •		8	5
Exeter Automobile Receivables Trust 3.200% due 04/15/2022		7,812	7,839
Fieldstone Mortgage Investment Trust 3.139% due 12/25/2035 •		10,017	10,005
First Franklin Mortgage Loan Trust
3.199% due 09/25/2035 •		1,731	1,741
3.264% due 08/25/2032 •		1,504	1,500
Fremont Home Loan Trust
2.530% due 08/25/2036 •		102	44
2.574% due 02/25/2036 •		1,226	1,172
GSAA Home Equity Trust
2.604% due 03/25/2037 •		5,370	2,565

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

4.193% due 03/25/2036 ~		5,618	4,629
GSAMP Trust
2.554% due 08/25/2036 •		636	622
2.634% due 01/25/2037 •		2,700	2,366
3.724% due 12/25/2034 ^•		1,508	1,214
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •		582	582
Home Equity Loan Trust 2.744% due 04/25/2037 •		5,300	4,507
Home Equity Mortgage Loan Asset-Backed Trust 3.469% due 08/25/2035 •		2,000	1,936
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.454% due 11/25/2034 •		280	278
Long Beach Mortgage Loan Trust 2.624% due 02/25/2036 •		4,637	4,549
MASTR Specialized Loan Trust 2.664% due 06/25/2046 •		3,484	3,343
Merrill Lynch Mortgage Investors Trust 2.514% due 08/25/2037 •		7,525	4,839
Monarch Grove CLO 3.460% due 01/25/2028 •		4,300	4,282
Morgan Stanley ABS Capital, Inc. Trust
2.454% due 07/25/2036 •		4	2
2.564% due 09/25/2036 •		3,007	1,696
2.619% due 03/25/2037 •		16,968	8,590
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		4,735	2,704
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •		738	738
Navient Private Education Loan Trust 2.794% due 12/16/2058 •		265	265
OHA Credit Partners Ltd. 3.771% due 10/20/2025		229	229
Option One Mortgage Loan Trust
2.624% due 04/25/2037 •		3,192	2,524
2.624% due 05/25/2037 •		1,860	1,289
2.714% due 04/25/2037 •		368	265
People's Choice Home Loan Securities Trust 2.924% due 12/25/2035 •		353	349
Popular ABS Mortgage Pass-Through Trust 2.734% due 07/25/2036 •		3,700	3,506
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,746	2,023
Residential Asset Securities Corp. Trust
2.654% due 04/25/2037 •		8,019	7,978
2.804% due 02/25/2036 •		580	578
Securitized Asset-Backed Receivables LLC Trust
2.644% due 07/25/2036 •		1,206	681
2.654% due 05/25/2036 •		1,473	964
2.984% due 11/25/2035 •		1,176	1,174
SG Mortgage Securities Trust 2.584% due 02/25/2036 •		5,041	3,300
SLM Private Education Loan Trust 5.644% due 05/16/2044 •		26	27
SLM Student Loan Trust 0.000% due 12/15/2023 •	EUR	59	68
Soundview Home Loan Trust
2.464% due 11/25/2036 •		$8	3
2.554% due 03/25/2037 •		622	602
2.574% due 07/25/2037 •		1,936	1,639
2.654% due 10/25/2036 •		3,900	3,764
3.244% due 08/25/2035 ^•		2,200	2,048
Specialty Underwriting & Residential Finance Trust 3.004% due 12/25/2036 •		1,717	1,694
Structured Asset Securities Corp. Mortgage Loan Trust 2.634% due 05/25/2047 •		1,866	1,801
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		1,670	1,678
Total Asset-Backed Securities (Cost $138,600)			144,757
SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
3.750% due 12/31/2038 þ		7,350	4,318
5.875% due 01/11/2028		3,500	2,671
52.006% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,688	75
63.705% (ARLLMONP) due 06/21/2020 ~(a)		77,164	1,773
Brazil Government International Bond 5.625% due 02/21/2047		$1,700	1,815
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	12,915	4,338
6.000% due 05/15/2055 (e)		9,686	3,614
Export-Import Bank of Korea 4.000% due 01/29/2021		$2,000	2,053
Israel Government International Bond 4.125% due 01/17/2048		600	658

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	3,605,450	34,929
Province of Ontario 1.650% due 09/27/2019		$300	300
Qatar Government International Bond 5.250% due 01/20/2020		1,500	1,523
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,492
5.000% due 04/17/2049		700	768
Total Sovereign Issues (Cost $61,246)			60,327
SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~		7,000	7,007
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~		2,300	2,307
			9,314
REPURCHASE AGREEMENTS (h) 0.2%			2,747
U.S. TREASURY BILLS 0.9%
2.126% due 08/20/2019 (c)(d)(l)		14,264	14,223
Total Short-Term Instruments (Cost $26,270)			26,284
Total Investments in Securities (Cost $1,501,522)			1,535,763
		SHARES
INVESTMENTS IN AFFILIATES 32.5%
SHORT-TERM INSTRUMENTS 32.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.5%
PIMCO Short Asset Portfolio		19,829,852	197,228
PIMCO Short-Term Floating NAV Portfolio III		33,154,814	327,967
Total Short-Term Instruments (Cost $526,211)			525,195
Total Investments in Affiliates (Cost $526,211)			525,195
Total Investments 127.5% (Cost $2,027,733)			$2,060,958
Financial Derivative Instruments (i)(k)(5.3))%(Cost or Premiums, net $6,966)			(85,767)
Other Assets and Liabilities, net (22.2)%			(358,333)
Net Assets 100.0%			$1,616,858

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$902	U.S. Treasury Notes 2.250% due 03/31/2021	$(922)	$902	$902
JPS	2.660	06/25/2019	07/02/2019	1,845	U.S. Treasury Notes 2.875% due 08/15/2028	(1,845)	1,845	1,846
Total Repurchase Agreements						$(2,767)	$2,747	$2,748

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Sovereign Issues (0.7)%
Canadian Government Bond	2.750%	12/01/2048	CAD	12,400	$(11,386)	$(11,832)
U.S. Government Agencies (0.4)%
Fannie Mae UMBS, TBA	5.000	08/01/2049		$5,400	(5,709)	(5,706)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875	08/15/2028		1,700	(1,763)	(1,845)
Total Short Sales (1.2)%					$(18,858)	$(19,383)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(43,113) at a weighted average interest rate of 2.047%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for short sales includes $(47) of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2019 Futures	$104.125	08/23/2019	541	$1,082	$4	$1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	1,871	1,871	16	2
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	208	208	2	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	1,942	1,942	17	2
Total Purchased Options					$39	$5

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-Mini Russell 2000 Index September Futures	09/2019	4,078	$319,532	$7,296	$3,528	$0
U.S. Treasury 2-Year Note September Futures	09/2019	2,458	528,912	2,868	0	(96)
U.S. Treasury 5-Year Note September Futures	09/2019	1,003	118,511	1,075	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	1,226	156,890	3,025	38	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	310	55,044	1,804	0	(58)
				$16,068	$3,566	$(154)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,518	$(373,599)	$(3,493)	$95	$0
90-Day Eurodollar March Futures	03/2020	2,616	(642,817)	(5,315)	130	0
U.S. Treasury 30-Year Bond September Futures	09/2019	1,072	(166,797)	(6,217)	134	0
				$(15,025)	$359	$0
Total Futures Contracts				$1,043	$3,925	$(154)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$3,400	$218	$42	$260	$3	$0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	700	13	0	13	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	900	9	12	21	1	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	163,700	2,836	700	3,536	76	0
					$3,076	$754	$3,830	$80	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	68,800	$(9)	$(2,288)	$(2,297)	$0	$(32)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	13,500	(209)	1,790	1,581	119	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$20,100	(116)	(128)	(244)	6	0
Receive(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		104,100	(356)	(914)	(1,270)	34	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		348,500	(12)	(4,500)	(4,512)	33	0
Receive4)	3-Month USD-LIBOR	2.240	Semi-Annual	06/23/2022		459,800	0	(2,753)	(2,753)	108	0
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		139,500	0	8,256	8,256	0	(108)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		31,500	(334)	1,613	1,279	0	(25)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	1,202	1,103	0	(28)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		73,300	(4,081)	(229)	(4,310)	63	0
Receive(4)	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		119,600	0	(4,700)	(4,700)	121	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(26)	(6,991)	(7,017)	121	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		57,600	0	(3,676)	(3,676)	63	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		33,400	1,933	(2,296)	(363)	40	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	31	(29)	1	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	(981)	(1,027)	26	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		90,010	531	220	751	121	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,300	297	(141)	156	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		38,000	(617)	(1,181)	(1,798)	58	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,500	3,319	(4,917)	(1,598)	97	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		140,200	1,352	16,175	17,527	0	(466)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		82,400	492	(13,094)	(12,602)	438	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		21,500	2,431	(3,663)	(1,232)	128	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,510,000	(1,214)	52	(1,162)	0	(25)
Receive	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	82	71	11	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		2,450	(3)	(249)	(252)	12	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,450	7	628	635	0	(17)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$33,700	0	197	197	0	(20)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	22,600	(3)	(181)	(184)	54	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

Pay	UKRPI	3.593	Maturity	11/15/2028	3,800	0	35	35	9	0
Pay	UKRPI	3.595	Maturity	11/15/2028	13,100	155	(29)	126	32	0
Pay	UKRPI	3.603	Maturity	11/15/2028	3,700	0	40	40	9	0
						$3,321	$(22,590)	$(19,269)	$1,711	$(721)
Total Swap Agreements						$6,397	$(21,836)	$(15,439)	$1,791	$(721)

(j)	Securities with an aggregate market value of $32,285 and cash of $1,866 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $3 and liability of $(2) for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	JPY	110,600		$1,020	$0	$(6)
	08/2019	EUR	4,928		5,573	0	(50)
BPS	07/2019	GBP	2,871		3,661	15	0
	07/2019		$61	ARS	3,038	9	0
	07/2019		14,118	GBP	11,131	18	0
	07/2019		6,010	TWD	189,022	84	0
	08/2019	GBP	11,131		$14,140	0	(18)
	08/2019	RUB	7,438		114	0	(3)
	08/2019		$7,248	ARS	323,489	0	(49)
	09/2019		2,684	CNY	18,589	23	0
BRC	07/2019	JPY	87,100		$795	0	(13)
	07/2019		$1,169	GBP	923	3	0
	09/2019	SGD	21,650		$15,854	0	(167)
	10/2019		$15	MXN	287	0	0
CBK	07/2019	AUD	1,449		$1,009	0	(9)
	07/2019	CAD	17,466		13,103	0	(234)
	07/2019		$1,141	GBP	900	2	0
	08/2019	EUR	10,412		$11,719	0	(163)
	09/2019		$5,297	IDR	76,473,136	64	0
FBF	07/2019	BRL	8,968		$2,345	9	0
	07/2019		$2,340	BRL	8,968	0	(5)
	08/2019		2,338		8,968	0	(9)
GLM	07/2019		11,279	CAD	14,996	172	0
	07/2019		16,102	GBP	12,688	11	0
	07/2019		2,950	RUB	189,935	49	0
	08/2019		14	MXN	287	0	0
	10/2019	MXN	287		$14	0	0
HUS	07/2019		$103	ARS	5,135	13	0
	07/2019		37,326	JPY	4,016,800	0	(69)
	08/2019	JPY	4,016,800		$37,414	68	0
	09/2019		$4,728	CNH	32,855	52	0
	11/2019	TWD	315,879		$10,090	0	(173)
	11/2019		$34,736	CNH	235,355	0	(521)
	01/2021	BRL	1,520		$234	0	(141)
JPM	07/2019		30,569		7,977	16	0
	07/2019	JPY	3,819,100		35,039	0	(383)
	07/2019		$7,898	BRL	30,569	63	0
	07/2019		4,948	RUB	318,255	76	0
	08/2019	EUR	7,173		$8,104	0	(82)
	09/2019		$2,601	IDR	37,760,970	46	0
	09/2019		9,875	TWD	311,003	203	0
	11/2019	CNH	137,193		$19,613	0	(332)
	11/2019	TWD	229,052		7,312	0	(131)
MSB	07/2019		189,022		6,000	0	(94)
	11/2019		$6,018	TWD	189,022	123	0
NGF	09/2019	CNH	52,612		$7,595	0	(59)
RBC	07/2019		$7,960	ZAR	116,023	271	0
SCX	07/2019	BRL	21,601		$5,359	0	(266)
	07/2019	GBP	21,871		27,682	0	(93)
	07/2019		$5,637	BRL	21,601	0	(11)
	11/2019	CNH	98,162		$14,022	0	(249)
SSB	09/2019	HKD	1,233		157	0	0
TOR	07/2019		$7,678	COP	25,974,499	393	0
	09/2019		1,264	TWD	39,829	27	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

UAG	08/2019	EUR	13,840	$15,661	0	(132)
Total Forward Foreign Currency Contracts					$1,810	$(3,462)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.600	08/20/2019	15,648	$130	$9

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	03/11/2021	157,800	$1,262	$3,454
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	163,200	957	2,571
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	34,400	1,383	32
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	07/09/2019	10,600	516	0
							$4,118	$6,057
Total Purchased Options							$4,248	$6,066

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900%	08/21/2019	2,900	$(3)	$(1)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,200	(4)	(1)
FBF	Put - OTC CDX.IG-32 5-Year Index	Sell	1.050	09/18/2019	1,000	(1)	1
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,900	(3)	(1)
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	09/18/2019	3,800	(4)	(1)
MYC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	08/21/2019	2,900	(3)	(1)
						$(18)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.746	07/23/2019	8,144	$(51)	$(33)
	Call - OTC USD versus BRL		3.933	07/23/2019	8,144	(52)	(53)
GLM	Put - OTC USD versus ZAR	ZAR	14.020	07/23/2019	8,144	(59)	(88)
	Call - OTC USD versus ZAR		14.790	07/23/2019	8,144	(53)	(27)
SCX	Put - OTC USD versus CNH	CNH	6.490	08/20/2019	31,296	(136)	(8)
						$(351)	$(209)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323%	03/11/2021	83,300	$(1,262)	$(3,434)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	86,200	(958)	(2,582)
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.745	07/09/2019	10,600	(326)	0
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.890	07/09/2019	10,600	(190)	0
							$(2,736)	$(6,016)
Total Written Options							$(3,105)	$(6,229)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	2.624%	EUR	1,500	$278	$(159)	$119	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624		360	66	(37)	29	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	2.624	950	181	(106)	75	0
							$525	$(302)	$223	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	09/20/2019	0.419%	$1,600	$3	$0	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$5,438	$(1,138)	$744	$0	$(394)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$(3)	$24	$21	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Russell 2000 Index	14,890	2.299% (3-Month USD-LIBOR less a specified spread)	Quarterly	03/18/2020	$114,475	$0	$2,530	$2,530	$0
BRC	Receive	Russell 2000 Index	14,890	2.475% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/13/2020	117,405	0	(732)	0	(732)
CBK	Receive	Russell 2000 Index	31,291	2.326% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/11/2019	249,207	0	(4,104)	0	(4,104)
MYI	Receive	Russell 2000 Index	51,773	2.328% (3-Month USD-LIBOR less a specified spread)	Maturity	10/17/2019	440,558	0	(42,149)	0	(42,149)
UAG	Receive	Russell 2000 Index	51,773	2.415% (3-Month USD-LIBOR less a specified spread)	Maturity	09/19/2019	442,043	0	(44,197)	0	(44,197)
								$0	$(88,652)	$2,530	$(91,182)
Total Swap Agreements								$(613)	$(88,186)	$2,777	$(91,576)

(l)	Securities with an aggregate market value of $112,722 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2019 (Unaudited)

(7) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$873	$3,496	$4,369
Corporate Bonds & Notes
Banking & Finance	0	114,925	0	114,925
Industrials	0	33,854	0	33,854
Utilities	0	16,015	0	16,015
Municipal Bonds & Notes
California	0	4,203	0	4,203
Colorado	0	4,434	0	4,434
Illinois	0	593	0	593
New York	0	1,244	0	1,244
Washington	0	808	0	808
U.S. Government Agencies	0	435,153	0	435,153
U.S. Treasury Obligations	0	588,423	0	588,423
Non-Agency Mortgage-Backed Securities	0	100,374	0	100,374
Asset-Backed Securities	0	144,757	0	144,757
Sovereign Issues	0	60,327	0	60,327
Short-Term Instruments
Certificates of Deposit	0	9,314	0	9,314
Repurchase Agreements	0	2,747	0	2,747
U.S. Treasury Bills	0	14,223	0	14,223
	$0	$1,532,267	$3,496	$1,535,763
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$525,195	$0	$0	$525,195
Total Investments	$525,195	$1,532,267	$3,496	$2,060,958

Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,832)	0	(11,832)
U.S. Government Agencies	0	(5,706)	0	(5,706)
U.S. Treasury Obligations	0	(1,845)	0	(1,845)
	$0	$(19,383)	$0	$(19,383)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,925	1,796	0	5,721
Over the counter	0	10,653	0	10,653
	$3,925	$12,449	$0	$16,374
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(154)	(721)	0	(875)
Over the counter	0	(101,267)	0	(101,267)
	$(154)	$(101,988)	$0	$(102,142)
Total Financial Derivative Instruments	$3,771	$(89,539)	$0	$(85,768)
Totals	$528,966	$1,423,345	$3,496	$1,955,807

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Strategic Bond Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Brookfield Retail Holdings 4.902% (US0003M + 2.500%) due 08/27/2025 ~		$203	$199
Dell International LLC 4.410% (US0003M + 2.000%) due 09/07/2023 ~		497	495
First Data Corp. 4.404% (US0003M + 2.000%) due 04/26/2024 ~		400	400
NCI Building Systems, Inc. 6.354% (US0003M + 3.750%) due 04/12/2025 ~		199	194
Total Loan Participations and Assignments (Cost $1,269)			1,288
CORPORATE BONDS & NOTES 35.7%
BANKING & FINANCE 19.3%
AerCap Ireland Capital DAC
3.875% due 01/23/2028		200	201
3.950% due 02/01/2022		200	206
4.450% due 12/16/2021		300	312
AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~		100	60
AIA Group Ltd. 2.907% (US0003M + 0.520%) due 09/20/2021 ~		700	700
Air Lease Corp. 3.750% due 02/01/2022		500	511
American Tower Corp. 4.400% due 02/15/2026		600	649
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(d)(e)	EUR	400	471
6.750% due 02/18/2020 •(d)(e)		200	234
Banco Santander S.A. 6.250% due 09/11/2021 •(d)(e)		400	479
Bank of America Corp.
3.269% (US0003M + 0.790%) due 03/05/2024 ~		$300	300
3.752% (US0003M + 1.160%) due 01/20/2023 ~		300	304
3.824% due 01/20/2028 •		400	424
3.864% due 07/23/2024 •		300	315
Bank of Ireland 7.375% due 06/18/2020 •(d)(e)	EUR	500	601
Barclays PLC
4.610% due 02/15/2023 •		$400	415
4.972% due 05/16/2029 •		700	747
6.500% due 09/15/2019 •(d)(e)	EUR	300	345
8.000% due 12/15/2020 •(d)(e)		200	246
8.000% due 06/15/2024 •(d)(e)		$400	420
BNP Paribas S.A.
4.705% due 01/10/2025 •		300	323
7.000% due 08/16/2028 •(d)(e)		300	321
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	53
CIT Group, Inc. 4.750% due 02/16/2024		200	213
Citigroup, Inc.
2.876% due 07/24/2023 •		50	51
3.887% due 01/10/2028 •		650	688
3.950% (US0003M + 1.430%) due 09/01/2023 ~		500	509
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(d)(e)	EUR	500	593
6.625% due 06/29/2021 •(d)(e)		200	252
Credit Suisse Group AG 7.500% due 07/17/2023 •(d)(e)		$300	322
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		500	544
Crown Castle International Corp.
3.400% due 02/15/2021		300	304
3.800% due 02/15/2028		400	416
Deutsche Bank AG 4.250% due 02/04/2021		700	706
Discover Bank 4.650% due 09/13/2028		500	547
FCE Bank PLC 0.189% due 08/26/2020	EUR	200	226

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~		$700	699
5.139% (US0003M + 2.550%) due 01/07/2021 ~		200	204
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022		400	417
General Motors Financial Co., Inc. 3.550% due 07/08/2022		100	102
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		100	101
3.581% (US0003M + 1.000%) due 07/24/2023 ~		200	200
3.696% (US0003M + 1.110%) due 04/26/2022 ~		200	202
4.125% (US0003M + 1.600%) due 11/29/2023 ~		300	308
4.223% due 05/01/2029 •		700	751
Harley-Davidson Financial Services, Inc. 3.460% (US0003M + 0.940%) due 03/02/2021 ~		400	400
HSBC Holdings PLC
3.086% (US0003M + 0.650%) due 09/11/2021 ~		300	300
4.292% due 09/12/2026 •		300	319
4.583% due 06/19/2029 •		100	109
5.875% due 09/28/2026 •(d)(e)	GBP	200	267
JPMorgan Chase & Co.
3.480% (US0003M + 0.900%) due 04/25/2023 ~		$400	402
3.797% due 07/23/2024 •		200	210
3.811% (US0003M + 1.230%) due 10/24/2023 ~		300	305
4.000% (US0003M + 1.480%) due 03/01/2021 ~		300	305
4.005% due 04/23/2029 •		400	432
Lazard Group LLC 4.500% due 09/19/2028		800	852
Lloyds Banking Group PLC
4.050% due 08/16/2023		300	313
7.625% due 06/27/2023 •(d)(e)	GBP	300	416
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	204
Mizuho Financial Group, Inc. 3.922% due 09/11/2024 •		500	524
Morgan Stanley
3.772% (US0003M + 1.180%) due 01/20/2022 ~		200	202
3.780% (US0003M + 1.220%) due 05/08/2024 ~		500	507
3.981% (US0003M + 1.400%) due 10/24/2023 ~		500	510
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		250	254
Nationwide Building Society
4.302% due 03/08/2029 •		300	314
4.363% due 08/01/2024 •		300	313
Navient Corp. 6.625% due 07/26/2021		200	212
Nordea Kredit Realkreditaktieselskab 2.000% due 10/01/2019	DKK	2,100	323
Nykredit Realkredit A/S 1.000% due 10/01/2019		13,100	2,006
Provident Funding Associates LP 6.375% due 06/15/2025		$50	47
Quicken Loans, Inc. 5.250% due 01/15/2028		300	300
Regions Bank 3.035% (US0003M + 0.500%) due 08/13/2021 ~		300	300
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		1,200	1,232
4.519% due 06/25/2024 •		200	208
4.800% due 04/05/2026		500	535
8.625% due 08/15/2021 •(d)(e)		300	324
Santander UK Group Holdings PLC
3.571% due 01/10/2023		700	712
3.823% due 11/03/2028 •		950	960
7.375% due 06/24/2022 •(d)(e)	GBP	200	270
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		$700	733
Societe Generale S.A. 6.750% due 04/06/2028 •(d)(e)		300	297
Springleaf Finance Corp.
6.125% due 03/15/2024		500	539
8.250% due 12/15/2020		100	108
U.S. Bank N.A. 3.400% due 07/24/2023		400	418
UniCredit SpA 7.830% due 12/04/2023		600	686
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	200	230
Wells Fargo & Co.
2.600% due 07/22/2020		$100	100
3.000% due 04/22/2026		300	304
3.069% due 01/24/2023		200	203
3.584% due 05/22/2028 •		400	418

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

3.813% (US0003M + 1.230%) due 10/31/2023 ~		200	204
			36,119
INDUSTRIALS 13.1%
American Airlines Pass-Through Trust 3.250% due 04/15/2030		90	89
Amgen, Inc. 3.625% due 05/22/2024		600	631
Bacardi Ltd. 4.450% due 05/15/2025		600	638
Broadcom Corp.
3.000% due 01/15/2022		300	301
3.625% due 01/15/2024		300	303
Broadcom, Inc. 3.125% due 04/15/2021		200	201
Campbell Soup Co. 3.650% due 03/15/2023		300	309
Celgene Corp. 3.900% due 02/20/2028		800	858
Charter Communications Operating LLC
4.464% due 07/23/2022		500	525
4.500% due 02/01/2024		300	320
5.050% due 03/30/2029		400	441
Conagra Brands, Inc. 3.342% (US0003M + 0.750%) due 10/22/2020 ~		300	300
Concho Resources, Inc. 3.750% due 10/01/2027		500	518
Constellation Brands, Inc.
2.650% due 11/07/2022		200	201
3.218% (US0003M + 0.700%) due 11/15/2021 ~		100	100
Covidien International Finance S.A. 3.200% due 06/15/2022		400	411
D.R. Horton, Inc.
4.375% due 09/15/2022		100	104
4.750% due 02/15/2023		200	211
Dell International LLC 4.420% due 06/15/2021		50	52
DISH DBS Corp. 7.875% due 09/01/2019		100	101
DP World PLC 2.375% due 09/25/2026	EUR	300	358
EMC Corp. 2.650% due 06/01/2020		$300	298
EQT Corp. 3.900% due 10/01/2027		400	378
Exela Intermediate LLC 10.000% due 07/15/2023		50	41
Fox Corp. 4.030% due 01/25/2024		400	426
GATX Corp. 3.285% (US0003M + 0.720%) due 11/05/2021 ~		200	199
Harris Corp. 3.063% (US0003M + 0.480%) due 04/30/2020 ~		100	100
HCA, Inc. 5.875% due 03/15/2022		2,000	2,186
Hewlett Packard Enterprise Co. 3.318% (US0003M + 0.720%) due 10/05/2021 ~		700	700
Hyundai Capital America 3.202% due 09/18/2020		700	701
IHS Markit Ltd.
3.625% due 05/01/2024		300	310
5.000% due 11/01/2022		200	213
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	412
Jeld-Wen, Inc. 4.875% due 12/15/2027		300	291
Marathon Petroleum Corp. 5.125% due 12/15/2026		500	546
Medtronic, Inc. 3.500% due 03/15/2025		400	424
Microchip Technology, Inc. 3.922% due 06/01/2021		400	407
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	172	248
Mylan, Inc. 4.550% due 04/15/2028		$700	687
NTT Finance Corp. 1.900% due 07/21/2021		500	496
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		500	510
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		200	212
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		600	612
4.450% due 01/29/2026		400	429

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		550	571
Sands China Ltd. 5.400% due 08/08/2028		300	326
SASOL Financing USA LLC 5.875% due 03/27/2024		300	325
Schaeffler Finance BV 3.250% due 05/15/2025	EUR	400	472
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		$800	817
Southern Co.
2.950% due 07/01/2023		300	304
3.250% due 07/01/2026		100	102
Teva Pharmaceutical Finance Netherlands BV 1.250% due 03/31/2023	EUR	500	508
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~		$100	100
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	312
Transocean, Inc. 7.250% due 11/01/2025		100	95
United Technologies Corp. 3.650% due 08/16/2023		300	314
Volkswagen Group of America Finance LLC 3.305% (US0003M + 0.770%) due 11/13/2020 ~		600	603
Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~		700	698
WPP Finance 4.750% due 11/21/2021		600	629
ZF North America Capital, Inc. 4.500% due 04/29/2022		200	204
Zoetis, Inc. 3.250% due 08/20/2021		300	305
			24,483
UTILITIES 3.3%
Antero Midstream Partners LP 5.750% due 03/01/2027		500	501
AT&T, Inc.
3.270% (US0003M + 0.750%) due 06/01/2021 ~		200	201
3.616% (US0003M + 1.180%) due 06/12/2024 ~		300	304
CNOOC Finance Ltd. 3.000% due 05/09/2023		300	303
Duke Energy Corp. 3.101% (US0003M + 0.650%) due 03/11/2022 ~		300	302
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020		400	417
Entergy Corp. 5.125% due 09/15/2020		100	103
NextEra Energy Capital Holdings, Inc.
2.921% (US0003M + 0.400%) due 08/21/2020 ~		300	300
3.241% (US0003M + 0.720%) due 02/25/2022 ~		500	503
Niagara Mohawk Power Corp. 2.721% due 11/28/2022		300	304
ONEOK, Inc.
4.350% due 03/15/2029		300	321
4.550% due 07/15/2028		700	760
Petrobras Global Finance BV
5.299% due 01/27/2025		950	1,010
6.125% due 01/17/2022		200	215
Rio Oil Finance Trust 8.200% due 04/06/2028		250	281
Tallgrass Energy Partners LP 4.750% due 10/01/2023		300	305
			6,130
Total Corporate Bonds & Notes (Cost $64,262)			66,732
U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
2.524% due 03/25/2034 •		13	13
3.304% due 04/25/2032 •		17	17
Fannie Mae UMBS
3.500% due 03/01/2048		12,769	13,136
4.000% due 04/01/2048 - 12/01/2048		3,949	4,106
Fannie Mae UMBS, TBA 3.500% due 08/01/2049		14,900	15,226
Total U.S. Government Agencies (Cost $31,917)			32,498
U.S. TREASURY OBLIGATIONS 26.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021		4,312	4,273
0.250% due 01/15/2025		647	648

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

0.375% due 07/15/2027		836	844
0.500% due 01/15/2028		2,072	2,107
0.625% due 01/15/2026		828	848
0.750% due 07/15/2028		2,341	2,440
0.875% due 01/15/2029		3,036	3,197
1.375% due 02/15/2044		219	249
1.750% due 01/15/2028		732	821
2.375% due 01/15/2025		813	909
2.500% due 01/15/2029		1,023	1,232
U.S. Treasury Notes
1.250% due 07/31/2023 (i)		1,950	1,912
1.750% due 06/30/2022 (i)		400	400
1.875% due 12/15/2020		2,300	2,301
2.625% due 12/31/2023		3,400	3,527
2.625% due 03/31/2025		7,300	7,620
2.625% due 02/15/2029		360	379
2.750% due 04/30/2023		8,400	8,712
2.875% due 10/31/2023		1,800	1,884
2.875% due 05/15/2028 (i)		1,100	1,181
3.125% due 11/15/2028		3,900	4,276
Total U.S. Treasury Obligations (Cost $47,985)			49,760
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		183	177
Banc of America Funding Trust 4.997% due 06/20/2032 ~		33	34
Bear Stearns Adjustable Rate Mortgage Trust
3.939% due 03/25/2035 ~		6	6
4.673% due 02/25/2034 ~		48	50
Bear Stearns ALT-A Trust 4.388% due 05/25/2036 ^~		904	653
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		585	562
Countrywide Home Loan Mortgage Pass-Through Trust 3.927% due 08/25/2034 ^~		14	13
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates 4.201% due 07/25/2033 ~		11	12
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		379	343
EMF-NL Prime BV 0.490% due 04/17/2041 •	EUR	58	63
GSR Mortgage Loan Trust
3.919% due 06/25/2034 ~		$24	24
5.750% due 01/25/2037 ^		21	19
HarborView Mortgage Loan Trust 3.960% due 06/19/2036 ^~		178	118
MASTR Adjustable Rate Mortgages Trust 4.546% due 05/25/2034 ~		80	83
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.254% due 08/15/2032 •		131	129
Residential Accredit Loans, Inc. Trust 6.074% due 09/25/2037 ~		643	547
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		215	140
Structured Asset Mortgage Investments Trust 2.640% due 07/19/2035 •		37	37
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051	GBP	1,500	1,912
WaMu Mortgage Pass-Through Certificates Trust
3.708% due 03/25/2037 ^~		$701	656
3.904% due 08/25/2042 •		23	23
Wells Fargo Mortgage-Backed Securities Trust 4.986% due 01/25/2035 ~		45	47
Total Non-Agency Mortgage-Backed Securities (Cost $5,666)			5,648
ASSET-BACKED SECURITIES 11.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.874% due 11/25/2035 •		700	695
3.424% due 09/25/2034 •		500	502
Apex Credit CLO Ltd. 3.632% due 10/27/2028 •		400	400
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,000	1,137
Babson Euro CLO BV 0.509% due 10/25/2029 •		500	566
Bayview Financial Acquisition Trust 6.096% due 12/28/2036 þ		$500	508
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 «þ		500	500
3.967% due 03/28/2034 þ		376	379
4.090% due 02/28/2034 þ		406	414
Bear Stearns Asset-Backed Securities Trust
2.634% due 02/25/2037 •		565	515

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

3.034% due 02/25/2036 •		700	700
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	500	569
Countrywide Asset-Backed Certificates 2.604% due 06/25/2047 ^•		$558	498
Countrywide Asset-Backed Certificates Trust 3.144% due 08/25/2047 •		249	247
CSAB Mortgage-Backed Trust 2.474% due 11/25/2036 •		1,077	336
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	500	569
Fremont Home Loan Trust 2.544% due 01/25/2037 •		$682	440
HSI Asset Securitization Corp. Trust 2.924% due 01/25/2036 •		400	371
IXIS Real Estate Capital Trust 2.634% due 01/25/2037 •		131	66
LCM LP 3.632% due 10/20/2027 •		400	400
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		490	501
LoanCore Issuer Ltd. 3.524% due 05/09/2036 •		1,000	1,004
Morgan Stanley ABS Capital, Inc. Trust 2.944% due 12/25/2034 •		231	232
OZLM Ltd. 3.633% due 04/30/2027 •		600	600
Palmer Square Loan Funding Ltd. 3.418% due 11/15/2026 •		551	550
Residential Asset Securities Corp. Trust
2.664% due 07/25/2036 ^•		1,481	1,176
2.670% due 04/25/2036		36	36
2.804% due 02/25/2036 •		1,570	1,565
Saxon Asset Securities Trust 2.714% due 09/25/2047 •		559	546
SG Mortgage Securities Trust 2.614% due 10/25/2036 •		700	575
Sierra Madre Funding Ltd. 2.819% due 09/07/2039 •		1,588	1,433
Soundview Home Loan Trust 2.604% due 06/25/2037 •		759	569
Terwin Mortgage Trust 2.774% due 01/25/2037 •		744	498
Tikehau CLO BV 0.000% due 12/07/2029 •(b)	EUR	400	455
Tralee CLO Ltd. 3.702% due 10/20/2028 •		$600	598
Venture CLO Ltd. 3.742% due 10/22/2031 •		700	700
WaMu Asset-Backed Certificates WaMu Trust 2.629% due 05/25/2037 •		573	553
Zais CLO Ltd. 3.747% due 04/15/2028 •		500	501
Total Asset-Backed Securities (Cost $20,491)			21,904
SOVEREIGN ISSUES 1.7%
Argentina Government International Bond 63.705% (ARLLMONP) due 06/21/2020 ~(a)	ARS	985	23
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,800	597
6.350% due 08/12/2028		3,100	1,057
8.200% due 08/12/2026		1,000	378
Qatar Government International Bond 5.103% due 04/23/2048		$400	477
Saudi Government International Bond 4.500% due 04/17/2030		500	546
Total Sovereign Issues (Cost $2,858)			3,078
		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society 10.250% due 12/31/2049 ~		250	48

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Total Preferred Securities (Cost $49)	48

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~	$400	401
Lloyds Bank Corporate Markets PLC 3.092% (US0003M + 0.500%) due 10/26/2020 ~	400	401
		802
REPURCHASE AGREEMENTS (f) 0.1%		197
Total Short-Term Instruments (Cost $997)		999
Total Investments in Securities (Cost $175,494)		181,955
	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III	1,799,551	17,801
Total Short-Term Instruments (Cost $17,789)		17,801
Total Investments in Affiliates (Cost $17,789)		17,801
Total Investments 106.9% (Cost $193,283)		$199,756
Financial Derivative Instruments (g)(h) (0.9)%(Cost or Premiums, net $(3,248))		(1,732)
Other Assets and Liabilities, net (6.0)%		(11,214)
Net Assets 100.0%		$186,810

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$197	U.S. Treasury Notes 2.250% due 03/31/2021	$(203)	$197	$197
Total Repurchase Agreements						$(203)	$197	$197

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	6	$1,179	$17	$2	$0
U.S. Treasury 5-Year Note September Futures	09/2019	6	709	1	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	9	1,598	81	0	(2)
				$99	$2	$(2)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2019	101	$(15,424)	$(623)	$0	$(74)
U.S. Treasury 10-Year Note September Futures	09/2019	26	(3,327)	(44)	0	(1)
U.S. Treasury 30-Year Bond September Futures	09/2019	11	(1,712)	(58)	1	0
				$(725)	$1	$(75)
Total Futures Contracts				$(626)	$3	$(77)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.913%		$200	$(1)	$2	$1	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597	EUR	200	1	0	1	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	0.386		$900	86	(65)	21	1	0
							$86	$(63)	$23	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	1,600	$(43)	$(3)	$(46)	$0	$(2)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		900	(27)	4	(23)	0	(1)
						$(70)	$1	$(69)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$1,700	$(72)	$24	$(48)	$0	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	100	(3)	0	(3)	0	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	1,600	71	51	122	1	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	1,300	24	4	28	1	0
					$20	$79	$99	$2	$0

INTEREST RATE SWAPS

										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.600%	Semi-Annual	09/26/2023		$10,400	$(111)	$541	$430	$0	$(8)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		9,100	(96)	466	370	0	(7)
Receive	3-Month USD-LIBOR	1.980	Semi-Annual	06/27/2024		5,200	(8)	(45)	(53)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,700	168	(136)	32	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		600	(9)	(19)	(28)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,400	199	(288)	(89)	5	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		4,700	(107)	(323)	(430)	8	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,400	(211)	(14)	(225)	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		3,500	(122)	(157)	(279)	10	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		1,000	72	(80)	(8)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	15	(7)	8	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,100	231	(351)	(120)	13	0
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048		4,300	220	(950)	(730)	27	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		2,300	(22)	(369)	(391)	15	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	18,200	49	(439)	(390)	11	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2024		600	(3)	0	(3)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	(35)	(44)	0	(1)
Pay	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		930,000	(98)	(285)	(383)	0	(8)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	18,000	(17)	10	(7)	7	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	11	11	2	0
							$141	$(2,470)	$(2,329)	$118	$(24)
Total Swap Agreements							$177	$(2,453)	$(2,276)	$121	$(27)

Cash of $3,387 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $13 and liability of $(5) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	EUR	500		$567	$0	$(2)
	07/2019		$1,960	AUD	2,806	10	0
	08/2019	AUD	2,806		$1,962	0	(11)
	09/2019	SGD	1,305		954	0	(12)
	10/2019	DKK	15,471		2,375	0	0
BPS	07/2019	EUR	279		313	0	(4)
	07/2019		$72	ARS	3,633	10	0
	07/2019		4,399	GBP	3,470	8	0
	08/2019	GBP	3,230		$4,103	0	(5)
	08/2019		$767	ARS	34,251	0	(5)
CBK	07/2019	AUD	2,806		$1,943	0	(27)
	07/2019	CAD	1,102		817	0	(25)
	07/2019	JPY	127,900		1,174	0	(12)
	07/2019		$16,229	EUR	14,280	9	0
	07/2019		299	GBP	236	1	0
	08/2019	EUR	14,280		$16,271	0	(9)
	08/2019		$2,477	RUB	162,982	85	0
	09/2019		775	COP	2,614,471	35	0
GLM	07/2019	EUR	11,850		$13,227	0	(248)
	07/2019	GBP	168		213	0	0
	07/2019		$452	ARS	21,266	42	0
	08/2019	RUB	161,663		$2,455	0	(81)
	01/2021		$69	BRL	300	5	0
HUS	07/2019		255	ARS	12,811	33	0
	11/2019	TWD	16,753		$535	0	(9)
	01/2021	BRL	300		46	0	(28)
JPM	07/2019	DKK	15,471		2,350	0	(7)
	07/2019	EUR	1,651		1,866	0	(11)
	08/2019	MXN	20,445		1,030	0	(27)
	10/2019		$44	MXN	858	0	0
	11/2019	TWD	5,381		$171	0	(3)
MSB	09/2019		$87	INR	6,118	1	0
SCX	07/2019	GBP	3,302		$4,179	0	(14)
	11/2019	TWD	6,715		215	0	(4)
SSB	07/2019	JPY	11,400		106	0	0
UAG	07/2019		$1,294	JPY	139,300	0	(2)
	08/2019	JPY	139,300		$1,297	2	0
Total Forward Foreign Currency Contracts						$241	$(546)

PURCHASED OPTIONS:
INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor(2)	1.625%	3-Month USD-LIBOR	08/15/2019	26,600	$170	$0
Total Purchased Options						$170	$0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000%	09/18/2019	400	$(1)	$0
CKL	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	200	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	700	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,200	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	0.950	09/18/2019	1,000	(2)	0
	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.000	09/18/2019	1,200	(2)	(1)
JPM	Put - OTC iTraxx Europe 31 5-Year Index	Sell	1.050	09/18/2019	300	(1)	0
						$(9)	$(1)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor(2)	1.000%	3-Month USD-LIBOR	08/15/2019	53,200	$(170)	$0
Total Written Options						$(179)	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.052%	$900	$17	$(21)	$0	$(4)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.052	300	5	(7)	0	(2)
							$22	$(28)	$0	$(6)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	0.668%	$200	$0	$3	$3	$0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.067	1,500	27	(23)	4	0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.110	200	(3)	2	0	(1)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	10.692	150	12	(32)	0	(20)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	200	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.600	200	(8)	10	2	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	9.982	300	31	(75)	0	(44)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	300	(11)	4	0	(7)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.912	100	(1)	1	0	0
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.950	1,100	(140)	1	0	(139)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.913	200	(1)	2	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	10.692	150	12	(32)	0	(20)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	100	(3)	1	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	200	(6)	9	3	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	500	(8)	5	0	(3)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	700	(31)	9	0	(22)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	400	1	0	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.496	200	(6)	2	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.446	100	(5)	6	1	0
							$(146)	$(99)	$17	$(262)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

								Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$63	$33	$(32)	$1	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	189	97	(92)	5	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	315	162	(154)	8	0
						$292	$(278)	$14	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

								Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$16,968	$(3,537)	$2,309	$0	$(1,228)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	26	5	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	15	3	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	17	3	0
						$(3,584)	$2,367	$11	$(1,228)
Total Swap Agreements						$(3,416)	$1,962	$42	$(1,496)

(i)	Securities with an aggregate market value of $1,910 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,288	$0	$1,288
Corporate Bonds & Notes
Banking & Finance	0	36,119	0	36,119
Industrials	0	24,483	0	24,483
Utilities	0	6,130	0	6,130
U.S. Government Agencies	0	32,498	0	32,498
U.S. Treasury Obligations	0	49,760	0	49,760
Non-Agency Mortgage-Backed Securities	0	5,648	0	5,648
Asset-Backed Securities	0	21,404	500	21,904
Sovereign Issues	0	3,078	0	3,078
Preferred Securities
Banking & Finance	0	48	0	48
Short-Term Instruments
Certificates of Deposit	0	802	0	802
Repurchase Agreements	0	197	0	197
	$0	$181,455	$500	$181,955
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,801	$0	$0	$17,801
Total Investments	$17,801	$181,455	$500	$199,756
Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2019 (Unaudited)

Exchange-traded or centrally cleared	3	121	0	124
Over the counter	0	283	0	283
	$3	$404	$0	$407
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(27)	0	(104)
Over the counter	0	(2,043)	0	(2,043)
	$(77)	$(2,070)	$0	$(2,147)
Total Financial Derivative Instruments	$(74)	$(1,666)	$0	$(1,740)
Totals	$17,727	$179,789	$500	$198,016

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.9% ¤

CORPORATE BONDS & NOTES 58.6%

BANKING & FINANCE 37.5%

Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$11,750	$12,022
AerCap Ireland Capital DAC
3.500% due 05/26/2022		3,400	3,467
4.500% due 05/15/2021		3,200	3,300
4.625% due 07/01/2022		2,500	2,611
Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026		3,600	3,785
4.000% due 01/15/2024		9,600	10,157
American Express Co.
3.375% due 05/17/2021		5,500	5,604
3.700% due 08/03/2023		3,900	4,095
American Tower Corp.
2.800% due 06/01/2020		2,200	2,205
3.300% due 02/15/2021		2,645	2,678
3.500% due 01/31/2023		2,800	2,891
5.000% due 02/15/2024		3,000	3,303
5.900% due 11/01/2021		3,300	3,551
Asian Development Bank 1.875% due 08/10/2022		5,200	5,210
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	3,200	3,727
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		$7,238	7,543
4.350% due 04/20/2028		7,000	7,364
Bank of America Corp. 3.499% due 05/17/2022 •		10,600	10,812
Bank of America N.A. 3.335% due 01/25/2023 •		5,600	5,745
Barclays Bank PLC 7.625% due 11/21/2022 (g)		3,300	3,606
Barclays PLC
0.625% due 11/14/2023 •(j)	EUR	8,000	9,032
3.250% due 02/12/2027	GBP	2,100	2,726
3.684% due 01/10/2023		$1,800	1,824
3.948% due 02/15/2023 ~		1,400	1,394
4.610% due 02/15/2023 •		800	829
7.875% due 09/15/2022 •(f)(g)	GBP	2,200	2,966
BNP Paribas S.A.
2.950% due 05/23/2022		$2,900	2,931
3.500% due 03/01/2023		800	823
Boston Properties LP 3.400% due 06/21/2029		9,400	9,614
British Transco International Finance BV 0.000% due 11/04/2021 (d)		1,800	1,694
Cantor Fitzgerald LP 6.500% due 06/17/2022		2,800	3,012
Capital One Financial Corp. 4.250% due 04/30/2025		2,600	2,787
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,627
3.142% due 01/24/2023 •		2,500	2,542
Compass Bank
3.181% due 06/11/2021 ~		3,200	3,198
3.500% due 06/11/2021		3,200	3,261
Cooperatieve Rabobank UA
3.875% due 09/26/2023		3,400	3,588
6.875% due 03/19/2020 (g)	EUR	3,550	4,237
Credit Agricole S.A.
3.601% due 04/24/2023 ~		$4,600	4,592
3.750% due 04/24/2023		10,300	10,694
Credit Suisse Group AG 3.574% due 01/09/2023		2,900	2,961
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,900	1,985
3.800% due 09/15/2022		2,700	2,799
4.891% (US0003M + 2.290%) due 04/16/2021 ~		3,200	3,303
Crown Castle International Corp. 5.250% due 01/15/2023		2,600	2,832
ERP Operating LP 4.150% due 12/01/2028		4,400	4,868

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

European Investment Bank
2.375% due 05/24/2027		10,000	10,298
2.875% due 06/13/2025		10,500	11,075
3.300% due 02/03/2028	AUD	3,400	2,668
Goldman Sachs Group, Inc.
3.363% due 10/31/2022 ~		$3,300	3,303
5.250% due 07/27/2021		5,300	5,599
HAT Holdings LLC 5.250% due 07/15/2024 (a)		4,500	4,601
HCP, Inc. 4.000% due 12/01/2022		4,200	4,397
Host Hotels & Resorts LP
3.875% due 04/01/2024		700	720
4.000% due 06/15/2025		1,350	1,399
ING Bank NV 0.750% due 11/24/2020	EUR	300	346
ING Groep NV 4.625% due 01/06/2026		$3,900	4,255
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	21,308
2.250% due 01/17/2023	CAD	12,600	9,815
JPMorgan Chase & Co.
3.480% (US0003M + 0.900%) due 04/25/2023 ~		$2,300	2,312
3.625% due 05/13/2024		2,700	2,845
3.797% due 07/23/2024 •		2,800	2,938
KEB Hana Bank 3.375% due 01/30/2022		10,100	10,316
Kilroy Realty LP
3.450% due 12/15/2024		2,200	2,264
4.375% due 10/01/2025		2,600	2,779
4.750% due 12/15/2028		5,600	6,225
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	23,656
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	7,653
7.625% due 06/27/2023 •(f)(g)	GBP	2,200	3,049
Marsh & McLennan Cos., Inc. 3.519% due 12/29/2021 ~		$3,300	3,310
MGIC Investment Corp. 5.750% due 08/15/2023		2,400	2,613
Mitsubishi UFJ Financial Group, Inc. 2.527% due 09/13/2023		11,600	11,579
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,583
3.086% due 07/19/2023 ~	AUD	5,000	3,538
3.922% due 09/11/2024 •		$2,900	3,037
Morgan Stanley 3.772% (US0003M + 1.180%) due 01/20/2022 ~		3,900	3,942
National Australia Bank Ltd.
3.250% due 03/24/2022	AUD	780	572
3.625% due 06/20/2023		$8,300	8,683
4.000% due 12/16/2021	AUD	1,172	871
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	11,221
ORIX Corp. 4.050% due 01/16/2024		4,500	4,776
PNC Financial Services Group, Inc. 3.450% due 04/23/2029		5,000	5,266
Prologis International Funding S.A. 1.750% due 03/15/2028	EUR	4,800	5,848
Reliance Standard Life Global Funding 3.850% due 09/19/2023		$2,800	2,908
SBA Communications Corp. 4.875% due 09/01/2024		2,600	2,688
Senior Housing Properties Trust 4.750% due 02/15/2028		3,000	2,914
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		6,000	6,227
Skandinaviska Enskilda Banken AB 3.250% due 05/17/2021		1,300	1,324
SL Green Operating Partnership LP 3.505% due 08/16/2021 ~		3,300	3,301
Stadshypotek AB 2.500% due 04/05/2022		300	303
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	10,000	11,721
3.341% due 10/18/2022 ~		$550	551
3.732% (US0003M + 1.140%) due 10/19/2021 ~		300	304
4.133% (US0003M + 1.680%) due 03/09/2021 ~		600	613
U.S. Bank N.A. 3.400% due 07/24/2023		5,600	5,849
UBS Group Funding Switzerland AG 3.000% due 04/15/2021		7,500	7,569
UDR, Inc. 3.500% due 01/15/2028		1,800	1,845

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		4,800	5,487
Voya Financial, Inc. 3.650% due 06/15/2026		2,900	2,973
WEA Finance LLC 3.250% due 10/05/2020		2,400	2,423
Westpac Banking Corp. 3.100% due 06/03/2021	AUD	10,300	7,451
			474,906
INDUSTRIALS 11.7%

Apple, Inc. 3.000% due 06/20/2027		$2,200	2,255
Autodesk, Inc.
3.125% due 06/15/2020		900	904
3.600% due 12/15/2022		2,000	2,056
CA, Inc. 3.600% due 08/15/2022		4,800	4,875
Campbell Soup Co.
2.500% due 08/02/2022		2,300	2,294
3.040% due 03/15/2021 ~		1,800	1,797
3.300% due 03/15/2021		3,300	3,343
Coca-Cola European Partners PLC 4.500% due 09/01/2021		2,800	2,894
Conagra Brands, Inc.
3.800% due 10/22/2021		800	822
4.300% due 05/01/2024		4,500	4,773
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,593
3.950% due 04/04/2028		2,500	2,557
Danone S.A.
2.077% due 11/02/2021		4,000	3,974
2.589% due 11/02/2023		3,895	3,917
3.000% due 06/15/2022		5,300	5,395
Dell International LLC
4.420% due 06/15/2021		4,100	4,224
5.450% due 06/15/2023		1,000	1,078
DXC Technology Co. 3.470% due 03/01/2021 ~		4,231	4,231
Ecolab, Inc. 4.350% due 12/08/2021		228	239
ERAC USA Finance LLC
2.350% due 10/15/2019		3,100	3,096
2.600% due 12/01/2021		1,500	1,504
2.700% due 11/01/2023		3,000	3,006
5.250% due 10/01/2020		1,400	1,448
General Mills, Inc.
3.141% due 04/16/2021 ~		3,300	3,303
3.598% due 10/17/2023 ~		600	606
Heathrow Funding Ltd. 4.875% due 07/15/2023		3,505	3,734
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,100	1,118
3.400% due 09/25/2020		5,800	5,859
4.375% due 06/01/2047		1,000	1,017
Komatsu Finance America, Inc.
2.118% due 09/11/2020		3,100	3,086
2.437% due 09/11/2022		2,800	2,798
Kraft Heinz Foods Co. 3.500% due 07/15/2022		3,000	3,071
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		1,542	1,565
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	5,163
McCormick & Co., Inc.
2.700% due 08/15/2022		3,600	3,632
3.900% due 07/15/2021		1,300	1,334
Microsoft Corp. 2.700% due 02/12/2025		5,600	5,750
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		710	708
2.000% due 10/28/2021		5,300	5,251
Mondelez International, Inc. 3.625% due 05/07/2023		2,600	2,727
Norfolk Southern Corp. 3.250% due 12/01/2021		700	714
NTT Finance Corp. 1.900% due 07/21/2021		4,200	4,165
Owens Corning 3.400% due 08/15/2026		2,900	2,826
Ryder System, Inc.
2.500% due 05/11/2020		1,200	1,200
2.500% due 09/01/2022		2,800	2,805
2.875% due 09/01/2020		800	804
2.875% due 06/01/2022		6,200	6,272

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

3.450% due 11/15/2021		1,599	1,634
salesforce.com, Inc. 3.250% due 04/11/2023		2,400	2,492
Sky Ltd. 3.125% due 11/26/2022		1,500	1,538
Telefonica Emisiones S.A. 5.462% due 02/16/2021		2,900	3,038
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,418
Zoetis, Inc. 3.250% due 02/01/2023		2,800	2,859
			148,762
UTILITIES 9.4%

American Water Capital Corp. 3.450% due 06/01/2029		9,000	9,363
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	1,500	1,900
AT&T, Inc. 3.547% (US0003M + 0.950%) due 07/15/2021 ~		$2,600	2,624
Avangrid, Inc. 3.150% due 12/01/2024		12,130	12,371
Baltimore Gas & Electric Co. 3.350% due 07/01/2023		4,500	4,660
Boston Gas Co. 3.150% due 08/01/2027		2,900	2,948
British Telecommunications PLC 4.500% due 12/04/2023		3,300	3,533
DTE Electric Co. 4.050% due 05/15/2048		4,200	4,661
Duke Energy Carolinas LLC 3.950% due 11/15/2028		3,000	3,267
Electricite de France S.A. 3.625% due 10/13/2025		3,600	3,806
Exelon Corp. 2.850% due 06/15/2020		3,000	3,012
Exelon Generation Co. LLC 4.000% due 10/01/2020		2,300	2,335
Interstate Power & Light Co. 3.600% due 04/01/2029		6,000	6,272
MidAmerican Energy Co. 3.650% due 04/15/2029		2,600	2,810
NextEra Energy Capital Holdings, Inc. 2.921% due 08/21/2020 ~		2,800	2,799
Niagara Mohawk Power Corp. 4.278% due 12/15/2028		3,300	3,632
NSTAR Electric Co. 3.250% due 05/15/2029		7,800	8,097
Sempra Energy
2.400% due 03/15/2020		2,900	2,898
2.860% due 03/15/2021 ~		4,300	4,283
3.097% due 01/15/2021 ~		5,600	5,583
Southern California Edison Co. 3.700% due 08/01/2025		4,800	4,964
Southern Power Co. 2.500% due 12/15/2021		8,100	8,112
Telstra Corp. Ltd. 4.800% due 10/12/2021		3,200	3,367
Verizon Communications, Inc. 3.875% due 02/08/2029		8,000	8,584
Vodafone Group PLC 3.750% due 01/16/2024		3,000	3,143
			119,024
Total Corporate Bonds & Notes (Cost $722,012)			742,692

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		2,000	2,433

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		323	365
Total Municipal Bonds & Notes (Cost $2,433)			2,798

U.S. GOVERNMENT AGENCIES 68.1%

Fannie Mae
2.310% due 08/01/2022		200	201
2.654% due 05/25/2037 •		10	10
2.757% due 07/25/2037 •		332	326

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

2.764% due 03/25/2037 •	20	20
2.796% due 06/25/2055 •	1,997	1,987
2.854% due 06/25/2049	3,565	3,564
2.870% due 09/01/2027	3,400	3,516
2.936% due 09/25/2046 •	1,099	1,100
2.937% due 04/25/2029	12,500	12,912
3.000% due 05/01/2028	5,648	5,775
3.058% due 09/25/2027 ~	10,000	10,430
3.160% due 06/01/2029	11,900	12,504
3.320% due 05/01/2028	15,500	16,450
3.682% due 07/01/2044 •	71	71
3.690% due 09/01/2028	7,800	8,498
4.010% due 12/01/2028	9,040	10,073
4.207% due 08/01/2035 •	173	179
4.225% due 08/01/2035 •	474	488
4.306% due 01/01/2035 •	69	72
4.350% due 09/01/2034 •	61	63
4.393% due 05/25/2035	52	55
4.430% due 07/01/2035 •	407	428
4.539% due 07/01/2034 •	5	5
4.542% due 09/01/2035 •	26	27
4.580% due 04/01/2038 •	69	72
4.587% due 09/01/2037 •	22	24
4.652% due 04/01/2038 •	24	25
4.761% due 04/01/2038 •	17	18
4.874% due 03/01/2033 •	5	5
6.000% due 08/01/2032	7	8
6.500% due 06/25/2044	43	49
7.500% due 02/01/2027	56	60
Fannie Mae UMBS
3.000% due 04/01/2034 - 08/01/2046	35,340	35,883
3.500% due 10/01/2025 - 03/01/2047	2,466	2,568
4.000% due 10/01/2024 - 06/01/2049	54,515	56,507
4.500% due 03/01/2023 - 10/01/2042	1,640	1,757
5.000% due 03/01/2034 - 02/01/2041	264	288
5.500% due 06/01/2022 - 07/01/2041	15,299	16,789
6.000% due 01/01/2024 - 09/01/2039	1,976	2,214
6.500% due 01/01/2026 - 01/01/2029	4	4
Fannie Mae UMBS, TBA
3.000% due 08/01/2034 - 09/01/2049	118,400	119,475
3.500% due 09/01/2049	4,200	4,290
4.000% due 07/01/2034 - 08/01/2049	99,100	102,395
4.500% due 08/01/2049	400	418
5.500% due 07/01/2049	2,500	2,667
6.000% due 07/01/2049	3,000	3,285
Freddie Mac
2.700% due 08/01/2023	9,600	9,702
2.875% due 04/25/2026	9,500	9,831
2.886% due 12/15/2042 •	8,617	8,606
2.939% due 04/25/2029	9,500	9,843
3.104% due 10/15/2037 •	12	13
3.500% due 10/01/2025 - 05/01/2048	37,873	39,056
3.500% due 05/01/2048 (j)	26,718	27,579
4.000% due 08/01/2030 - 11/01/2048	12,487	12,937
4.016% due 08/15/2032 ~	17	17
4.500% due 02/01/2029 - 01/01/2036	721	764
4.657% due 12/01/2022 •	7	7
4.675% due 07/01/2030 •	3	3
4.826% due 04/01/2038 •	46	49
4.879% due 04/01/2033 •	1	1
5.000% due 10/01/2039	25	27
5.500% due 04/01/2021 - 01/01/2039	531	586
6.000% due 09/01/2027 - 05/01/2040	2,052	2,322
6.500% due 05/15/2032	2,253	2,564
7.000% due 02/15/2027 - 07/01/2029	244	273
7.500% due 09/01/2025	4	4
Freddie Mac UMBS 4.000% due 11/01/2048 - 12/01/2048	38,424	40,056
Freddie Mac, TBA 4.000% due 07/01/2049	5,000	5,170
Ginnie Mae
2.740% due 10/20/2043 •	3,738	3,723
2.790% due 05/20/2047 •	1,489	1,492
2.837% due 06/20/2061 •	131	131
2.840% due 11/20/2045 •	1,160	1,158
3.047% due 05/20/2066 •	1,380	1,382
3.067% due 05/20/2065 •	1,138	1,137
3.187% due 02/20/2066 •	1,445	1,452
3.267% due 09/20/2066 •	5,476	5,521
3.487% due 06/20/2067 •	7,571	7,715
3.500% due 09/20/2048	1,858	1,920
3.625% (H15T1Y + 1.500%) due 06/20/2022 ~	23	23
3.629% due 04/20/2067 •	2,330	2,373
3.750% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	36	37
3.750% due 07/20/2027 - 08/20/2027 •	12	13
3.846% due 11/20/2067 •	2,498	2,543

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

4.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~		58	60
4.000% due 02/20/2032 •		212	221
4.000% due 09/20/2040		36	38
4.125% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~		54	55
4.125% due 12/20/2026 •		3	3
5.000% due 03/15/2033 - 06/20/2049		622	682
6.000% due 04/15/2037		35	39
7.000% due 08/15/2031 - 02/20/2032		7	7
Ginnie Mae, TBA
3.000% due 08/01/2049		10,800	11,015
3.500% due 08/01/2049		31,400	32,401
4.000% due 07/01/2049 - 08/01/2049		92,500	95,877
4.500% due 08/01/2049		37,600	39,174
5.000% due 07/01/2049 - 08/01/2049		43,800	45,788
Small Business Administration
5.130% due 09/01/2023		45	47
5.520% due 06/01/2024		247	260
Total U.S. Government Agencies (Cost $853,002)			863,252

U.S. TREASURY OBLIGATIONS 11.3%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)		20,267	20,082
0.500% due 04/15/2024 (j)		12,359	12,517
0.625% due 04/15/2023 (j)		10,286	10,410
0.625% due 01/15/2026 (j)(l)		10,753	11,015
0.750% due 07/15/2028 (j)(l)		32,674	34,060
0.750% due 02/15/2045 (n)		651	645
0.875% due 01/15/2029 (j)		28,130	29,626
0.875% due 02/15/2047 (j)		1,905	1,944
1.000% due 02/15/2046 (j)(n)		2,588	2,716
1.000% due 02/15/2048 (j)		5,284	5,566
1.375% due 02/15/2044 (j)		2,631	2,990
U.S. Treasury Notes
1.750% due 06/30/2024 (a)		3,200	3,198
1.875% due 07/31/2022 (j)		2,631	2,642
2.000% due 10/31/2021 (l)		864	869
2.625% due 02/15/2029 (j)		4,544	4,790
Total U.S. Treasury Obligations (Cost $139,427)			143,070

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%

American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		1,625	1,468
Banc of America Mortgage Trust 6.000% due 05/25/2037		2,278	2,090
BCAP LLC Trust
2.880% due 01/26/2036 •		864	857
4.935% due 03/26/2037 þ		247	250
Bear Stearns Structured Products, Inc. Trust 3.801% due 12/26/2046 ^~		578	501
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.004% due 04/25/2037 •		3,399	1,753
FirstMac Mortgage Funding Trust 2.668% due 03/08/2049 •	AUD	3,300	2,305
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	5,325
GSMPS Mortgage Loan Trust 2.804% due 04/25/2036 •		1,839	1,574
GSR Mortgage Loan Trust 4.152% due 03/25/2047 ^~		1,876	1,691
HSI Asset Loan Obligation Trust 4.180% due 09/25/2037 ^~		506	424
IndyMac Adjustable Rate Mortgage Trust 3.902% due 01/25/2032 ~		3	3
IndyMac Mortgage Loan Trust 3.962% due 01/25/2036 ^~		848	787
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		2,725	1,979
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		1,357	1,393
MASTR Alternative Loan Trust 5.000% due 11/25/2033		7	7
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		5,000	5,128
MortgageIT Mortgage Loan Trust 2.634% due 04/25/2036 •		1,687	1,625
Residential Accredit Loans, Inc. Trust 2.594% due 07/25/2036 •		1,817	1,710
Structured Asset Mortgage Investments Trust 2.664% due 03/25/2037 •		1,195	873
Thornburg Mortgage Securities Trust 4.649% due 10/25/2046 •		1,276	1,294
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 ~	GBP	7,000	8,924

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.700% due 12/25/2036 ^~		$1,000	963
4.270% due 03/25/2037 ~		1,281	1,292
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/2037 ^		144	145
Total Non-Agency Mortgage-Backed Securities (Cost $45,388)			44,361

ASSET-BACKED SECURITIES 3.9%

Ares CLO Ltd. 3.778% due 04/17/2026 •		1,183	1,184
Bear Stearns Asset-Backed Securities Trust
2.564% due 08/25/2036 •		500	602
3.379% due 05/25/2035 •		3,166	3,187
Chesapeake Funding LLC 2.859% due 08/15/2030		2,928	2,926
Countrywide Asset-Backed Certificates 2.634% due 05/25/2037 •		2,300	2,205
GMAC Mortgage Corp. Loan Trust 4.750% due 08/25/2019		25	25
GSAMP Trust 2.474% due 12/25/2036 •		329	194
HSI Asset Loan Obligation Trust 2.464% due 12/25/2036 •		250	112
JPMorgan Mortgage Acquisition Corp. 2.814% due 10/25/2035 ^•		3,300	3,228
LCM LP 3.632% due 10/20/2027 •		3,400	3,400
Lehman XS Trust 5.311% due 01/25/2036 ^þ		4,286	4,304
Morgan Stanley ABS Capital, Inc. Trust
2.554% due 06/25/2036 •		859	708
3.654% due 07/25/2037 •		400	381
Morgan Stanley IXIS Real Estate Capital Trust 2.554% due 11/25/2036 •		9,800	4,922
Morgan Stanley Mortgage Loan Trust 2.764% due 04/25/2037 •		357	170
Navient Student Loan Trust 2.704% due 07/26/2066 •		531	531
Nelnet Student Loan Trust 4.171% due 11/25/2024 •		2,059	2,060
New Century Home Equity Loan Trust 5.404% due 01/25/2033 ^•		1,263	1,168
Oaktree CLO Ltd. 3.812% due 10/20/2026 •		2,144	2,146
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •		1,217	1,217
Option One Mortgage Loan Trust 2.624% due 02/25/2037 •		4,664	2,867
Palmer Square Loan Funding Ltd. 3.247% due 07/15/2026 •		2,040	2,029
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,386	1,788
SLM Student Loan Trust
2.700% due 01/25/2027 •		1,506	1,497
3.130% due 04/27/2026 •		940	942
SoFi Professional Loan Program LLC 1.550% due 03/26/2040		205	205
Structured Asset Securities Corp. Mortgage Loan Trust 3.754% due 12/25/2034 •		377	379
Utah State Board of Regents 3.154% due 01/25/2057 •		1,799	1,799
Venture CLO Ltd. 3.321% due 02/28/2026 •		2,883	2,875
Wells Fargo Home Equity Asset-Backed Securities Trust 3.289% due 11/25/2035 •		798	802
Total Asset-Backed Securities (Cost $47,400)			49,853

SOVEREIGN ISSUES 9.2%

Export Development Canada 1.800% due 09/01/2022	CAD	10,600	8,139
Hong Kong Government International Bond 2.500% due 05/28/2024		$9,300	9,508
Japan Bank for International Cooperation
2.375% due 07/21/2022		3,200	3,233
2.500% due 06/01/2022		10,000	10,140
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,253
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,602
Korea International Bond 2.000% due 06/19/2024		9,400	9,371
Province of Alberta 2.050% due 08/17/2026		4,000	3,957

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

Province of Ontario 2.650% due 02/05/2025	CAD	24,325	19,337
Province of Quebec
2.450% due 03/01/2023		5,000	3,917
2.600% due 07/06/2025		19,600	15,586
Queensland Treasury Corp. 3.000% due 03/22/2024	AUD	5,200	3,932
Spain Government International Bond
0.600% due 10/31/2029	EUR	8,300	9,583
1.400% due 07/30/2028		5,800	7,228
1.450% due 04/30/2029		3,500	4,386
1.850% due 07/30/2035		2,200	2,864
Total Sovereign Issues (Cost $115,752)			117,036
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		260,000	0
Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

Farm Credit Bank of Texas 10.000% due 12/15/2020 (f)(h)		2,000	2,210
Sovereign Real Estate Investment Trust 12.000% due 05/16/2020 (f)		6,000	6,511
			8,721
INDUSTRIALS 0.0%

Centaur Funding Corp. 9.080% due 04/21/2020		125	132
Total Preferred Securities (Cost $10,093)			8,853

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%

CERTIFICATES OF DEPOSIT 0.2%

Lloyds Bank Corporate Markets PLC 3.092% due 10/26/2020 ~		$3,000	3,009

REPURCHASE AGREEMENTS (i) 0.1%			1,201

U.S. TREASURY BILLS 0.1%

2.132% due 07/23/2019 - 08/20/2019 (c)(d)(l)(n)		1,311	1,308
Total Short-Term Instruments (Cost $5,509)			5,518
Total Investments in Securities (Cost $1,941,016)			1,977,433
Total Investments 155.9% (Cost $1,941,016)			$1,977,433
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $(2,899))			(1,391)
Other Assets and Liabilities, net (55.8)%			(707,701)
Net Assets 100.0%			$1,268,341

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$2,060	$2,210	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,201	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,226)	$1,201	$1,201
Total Repurchase Agreements						$(1,226)	$1,201	$1,201

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.600%	06/12/2019	07/10/2019		$(4,794)	$(4,801)
	2.750	06/18/2019	07/02/2019		(4,111)	(4,115)
BSN	2.550	05/15/2019	07/15/2019		(8,363)	(8,391)
CIB	2.600	04/10/2019	07/10/2019		(8,224)	(8,273)
	2.600	05/30/2019	07/08/2019		(2,634)	(2,640)
	2.600	05/30/2019	07/10/2019		(8,047)	(8,065)
	2.600	06/14/2019	07/17/2019		(16,040)	(16,059)
	2.600	06/25/2019	07/17/2019		(1,082)	(1,083)
GRE	2.560	05/17/2019	07/17/2019		(4,859)	(4,874)
	2.580	05/22/2019	07/18/2019		(27,147)	(27,225)
GSC	2.670	06/28/2019	07/05/2019		(21,532)	(21,537)
JML	(0.750)	04/12/2019	TBD(3)	EUR	(398)	(452)
RCY	2.600	04/22/2019	07/22/2019		$(13,136)	(13,203)
	2.610	06/05/2019	08/02/2019		(316)	(316)
	2.800	06/24/2019	07/08/2019		(1,633)	(1,634)
Total Reverse Repurchase Agreements						$(122,668)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	2.720%	06/17/2019	07/01/2019	$(5,779)	$(5,785)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

BPG	2.660	06/10/2019	07/10/2019	(11,048)	(11,066)
	2.660	06/10/2019	07/10/2019	(1,363)	(1,365)
	2.660	06/10/2019	07/10/2019	(10,382)	(10,398)
Total Sale-Buyback Transactions					$(28,614)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (20.4)%
Fannie Mae UMBS, TBA	3.000%	07/01/2034	$18,000	$(18,352)	$(18,352)
Fannie Mae UMBS, TBA	3.000	07/01/2049	74,000	(74,768)	(74,603)
Fannie Mae UMBS, TBA	3.000	08/01/2049	18,700	(18,841)	(18,838)
Fannie Mae UMBS, TBA	3.500	08/01/2049	4,300	(4,390)	(4,394)
Fannie Mae UMBS, TBA	4.000	07/01/2049	137,900	(142,546)	(142,503)
Total Short Sales (20.4)%				$(258,897)	$(258,690)

(j)	Securities with an aggregate market value of $153,674 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(86,972) at a weighted average interest rate of 2.515%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for sale-buyback transactions includes $(15) of deferred price drop.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$106.250	08/23/2019	246	$246	$2	$0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.500	08/23/2019	492	492	4	1
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	106.750	08/23/2019	528	528	5	1
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	281	281	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	262	262	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	105.000	08/23/2019	74	74	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	110.000	08/23/2019	74	74	1	0
Total Purchased Options					$17	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2019	49	$9,625	$133	$14	$0
U.S. Treasury 5-Year Note September Futures	09/2019	1,829	216,108	2,535	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	130	16,636	41	4	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	706	125,359	5,317	0	(132)
				$8,026	$18	$(132)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	60	$(4,844)	$(7)	$7	$(2)
Australia Government 10-Year Bond September Futures	09/2019	600	(60,510)	(388)	341	(122)
Canada Government 10-Year Bond September Futures	09/2019	394	(43,003)	(595)	15	(99)
Euro-Buxl 30-Year Bond September Futures	09/2019	45	(10,382)	(356)	9	(9)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	455	(85,301)	(1,739)	0	(124)
U.S. Treasury 30-Year Bond September Futures	09/2019	141	(21,939)	(741)	18	0
United Kingdom Long Gilt September Futures	09/2019	168	(27,800)	(312)	53	0
				$(4,138)	$443	$(356)
Total Futures Contracts				$3,888	$461	$(488)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.279%		$1,600	$16	$1	$17	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.300		3,500	38	11	49	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.261		100	1	0	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.459	EUR	2,000	16	22	38	0	0
							$71	$34	$105	$1	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	800	$117	$(71)	$46	$0	$(6)
Pay(5)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	17,800	156	975	1,131	72	0
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		7,700	146	92	238	30	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		9,400	464	1,636	2,100	61	0
Pay(5)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		3,800	28	613	641	29	0
Receive(5)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	17,700	48	(427)	(379)	11	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		6,800	(48)	(322)	(370)	7	0
Receive(5)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		1,400	6	5	11	1	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		3,800	61	(389)	(328)	17	0
Receive(5)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		4,800	(101)	89	(12)	21	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	8,640,000	(1,431)	(691)	(2,122)	0	(30)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(118)	(82)	(200)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		770,000	(116)	(92)	(208)	0	(6)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,000,000	430	232	662	14	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		390,000	(90)	(45)	(135)	0	(3)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		520,000	(137)	(77)	(214)	0	(5)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,670,000	(734)	(715)	(1,449)	0	(31)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		100,000	(51)	(45)	(96)	0	(2)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		290,000	(99)	(128)	(227)	0	(5)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		150,000	(73)	(66)	(139)	0	(3)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,205,000	(504)	(528)	(1,032)	0	(22)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		160,000	(130)	(132)	(262)	0	(3)
							$(2,176)	$(168)	$(2,344)	$263	$(121)
Total Swap Agreements							$(2,105)	$(134)	$(2,239)	$264	$(121)

(l)	Securities with an aggregate market value of $8,297 and cash of $6,807 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	819		$563	$0	$(12)
	07/2019	CAD	14,016		10,451	0	(252)
	07/2019		$22,929	AUD	32,834	122	0
	07/2019		67,483	CAD	88,974	460	0
	08/2019	AUD	32,834		$22,953	0	(123)
	08/2019	CAD	75,830		57,694	0	(254)
	08/2019	EUR	748		849	0	(5)
BPS	07/2019	GBP	11,117		14,100	0	(18)
	08/2019		$1,290	EUR	1,139	10	0
	08/2019		14,122	GBP	11,117	18	0
	08/2019		14,094	JPY	1,534,700	187	0
BRC	07/2019	CAD	10,325		$7,702	0	(183)
CBK	07/2019	AUD	32,015		22,163	0	(313)
	07/2019	CAD	5,777		4,332	0	(79)
	08/2019	EUR	17,268		19,474	5	(236)
	08/2019	GBP	33,945		43,572	378	(4)
	08/2019	JPY	515,100		4,730	0	(64)
	08/2019		$921	EUR	820	15	0
	08/2019		23,084	GBP	18,184	57	0
GLM	07/2019	CAD	14,383		$10,799	0	(184)
HUS	07/2019		64,451		47,812	0	(1,404)
JPM	07/2019		$7,982	CAD	10,697	186	0
	08/2019	GBP	12,169		$15,712	225	0
	08/2019	JPY	1,227,400		11,283	0	(139)
	08/2019		$34,082	JPY	3,661,300	0	(12)
	09/2019	THB	4,101		$129	0	(4)
SCX	07/2019		$14,071	GBP	11,117	47	0
SSB	07/2019		6,963	CAD	9,281	125	0
UAG	08/2019	EUR	32,494		$36,769	0	(311)
Total Forward Foreign Currency Contracts						$1,835	$(3,597)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943%	12/12/2019	800	$38	$2

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 4.500% due 07/01/2049	$72.000	07/08/2019	12,000	$1	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	49,000	2	0
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	70.000	08/06/2019	99,400	4	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	73.000	07/08/2019	12,000	0	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	74.500	07/08/2019	49,000	2	0
					$9	$0
Total Purchased Options					$47	$2

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	6,200	$(53)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	15,000	(134)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	(81)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0
						$(285)	$0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/12/2019	3,500	$(38)	$0
Total Written Options							$(323)	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$63,000	$(535)	$786	$251	$0
Total Swap Agreements						$(535)	$786	$251	$0

(n)	Securities with an aggregate market value of $1,785 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$474,906	$0	$474,906
Industrials	0	148,762	0	148,762
Utilities	0	119,024	0	119,024
Municipal Bonds & Notes
California	0	2,433	0	2,433
Illinois	0	365	0	365
U.S. Government Agencies	0	863,252	0	863,252
U.S. Treasury Obligations	0	143,070	0	143,070
Non-Agency Mortgage-Backed Securities	0	44,361	0	44,361
Asset-Backed Securities	0	49,853	0	49,853
Sovereign Issues	0	117,036	0	117,036
Preferred Securities
Banking & Finance	0	8,721	0	8,721
Industrials	0	132	0	132
Short-Term Instruments
Certificates of Deposit	0	3,009	0	3,009
Repurchase Agreements	0	1,201	0	1,201
U.S. Treasury Bills	0	1,308	0	1,308
Total Investments	$0	$1,977,433	$0	$1,977,433
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(258,690)	$0	$(258,690)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	461	266	0	727
Over the counter	0	2,088	0	2,088
	$461	$2,354	$0	$2,815
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(488)	(121)	0	(609)
Over the counter	0	(3,597)	0	(3,597)
	$(488)	$(3,718)	$0	$(4,206)
Total Financial Derivative Instruments	$(27)	$(1,364)	$0	$(1,391)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2019 (Unaudited)

Totals	$(27)	$1,717,379	$0	$1,717,352

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.4% ¤
CORPORATE BONDS & NOTES 50.5%
BANKING & FINANCE 23.0%
AIG Global Funding
2.300% due 07/01/2022 (b)	$1,700	$1,700
3.350% due 06/25/2021	1,500	1,526
Air Lease Corp.
2.125% due 01/15/2020	300	299
3.875% due 04/01/2021	1,600	1,635
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,574
4.000% due 01/15/2024	1,500	1,587
American Tower Corp.
2.800% due 06/01/2020	1,100	1,103
3.375% due 10/15/2026	1,000	1,018
3.450% due 09/15/2021	1,200	1,225
AvalonBay Communities, Inc. 3.450% due 06/01/2025	500	524
Aviation Capital Group LLC
2.875% due 01/20/2022	1,600	1,612
3.875% due 05/01/2023	3,000	3,099
7.125% due 10/15/2020	1,200	1,269
AXA Equitable Holdings, Inc. 4.350% due 04/20/2028	400	421
Bank of America Corp.
3.864% due 07/23/2024 •	1,500	1,574
4.100% due 07/24/2023	1,500	1,601
BGC Partners, Inc. 5.125% due 05/27/2021	1,500	1,553
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,547
Brixmor Operating Partnership LP 4.125% due 05/15/2029	1,300	1,359
Capital One Financial Corp. 3.450% due 04/30/2021	1,500	1,527
Citibank N.A.
2.844% due 05/20/2022 •	2,000	2,016
3.123% (US0003M + 0.600%) due 05/20/2022 ~	2,600	2,604
Citigroup, Inc.
2.876% due 07/24/2023 •	1,500	1,519
3.200% due 10/21/2026	1,600	1,634
3.540% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,816
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	1,022
4.375% due 11/06/2020	1,500	1,531
4.875% due 04/01/2021	1,092	1,132
Compass Bank 3.500% due 06/11/2021	1,500	1,529
Crown Castle International Corp. 3.400% due 02/15/2021	1,400	1,419
Digital Realty Trust LP 4.450% due 07/15/2028	1,900	2,062
Discover Bank 4.200% due 08/08/2023	1,500	1,592
Duke Realty LP 3.250% due 06/30/2026	1,900	1,932
EPR Properties 4.500% due 04/01/2025	1,500	1,570
Ford Motor Credit Co. LLC
2.597% due 11/04/2019	1,400	1,399
3.157% due 08/04/2020	1,200	1,205
8.125% due 01/15/2020	2,600	2,674
General Motors Financial Co., Inc.
2.450% due 11/06/2020	1,500	1,495
3.150% due 01/15/2020	2,000	2,004
3.200% due 07/13/2020	2,200	2,208
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	1,300	1,311
3.200% due 02/23/2023	1,500	1,536
3.752% (US0003M + 1.160%) due 04/23/2020 ~	1,400	1,409
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021	1,600	1,625
Hospitality Properties Trust 4.375% due 02/15/2030	1,600	1,530

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

International Lease Finance Corp.
5.875% due 08/15/2022	900	980
8.250% due 12/15/2020	1,200	1,295
Jackson National Life Global Funding 2.375% due 09/15/2022 «(b)	1,400	1,402
JPMorgan Chase & Co.
3.012% (US0003M + 0.610%) due 06/18/2022 ~	1,800	1,804
3.125% due 01/23/2025	1,600	1,644
3.514% due 06/18/2022 •	1,000	1,022
3.797% due 07/23/2024 •	1,500	1,574
4.350% due 08/15/2021	200	208
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,603
Kimco Realty Corp. 2.700% due 03/01/2024	1,800	1,797
MassMutual Global Funding 2.250% due 07/01/2022 (b)	1,700	1,702
Metropolitan Life Global Funding 3.450% due 12/18/2026	1,700	1,790
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,859
3.750% due 06/15/2024	1,750	1,822
Morgan Stanley
2.500% due 04/21/2021	1,000	1,002
3.125% due 07/27/2026	1,100	1,121
3.772% (US0003M + 1.180%) due 01/20/2022 ~	2,300	2,325
3.981% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,428
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,532
New York Life Global Funding 2.900% due 01/17/2024	1,500	1,536
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	1,200	1,195
3.487% (US0003M + 0.890%) due 01/13/2022 ~	1,700	1,702
Nuveen Finance LLC 4.125% due 11/01/2024	550	593
Omega Healthcare Investors, Inc. 4.500% due 01/15/2025	1,800	1,878
Public Storage
2.370% due 09/15/2022	200	201
3.094% due 09/15/2027	1,600	1,636
Raymond James Financial, Inc. 3.625% due 09/15/2026	2,200	2,264
Realty Income Corp.
3.650% due 01/15/2028	700	735
3.875% due 04/15/2025	1,300	1,383
Sabra Health Care LP 4.800% due 06/01/2024	1,400	1,445
SBA Tower Trust 2.877% due 07/15/2046	1,900	1,906
Simon Property Group LP 2.750% due 06/01/2023	1,300	1,319
Synchrony Bank 3.650% due 05/24/2021	1,900	1,932
UDR, Inc. 3.500% due 01/15/2028	1,600	1,640
Washington Prime Group LP 5.950% due 08/15/2024	1,700	1,617
WEA Finance LLC 3.250% due 10/05/2020	1,600	1,615
Wells Fargo & Co. 6.180% (US0003M + 3.770%) due 09/15/2019 ~(d)	1,700	1,711
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •	1,600	1,616
3.550% due 08/14/2023	1,800	1,879
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,856
		129,096
INDUSTRIALS 21.9%
AbbVie, Inc.
2.300% due 05/14/2021	1,500	1,496
2.900% due 11/06/2022	1,600	1,611
3.200% due 11/06/2022	900	914
Activision Blizzard, Inc. 2.300% due 09/15/2021	800	799
Allergan Sales LLC 5.000% due 12/15/2021	1,700	1,778
Allergan, Inc. 3.375% due 09/15/2020	1,200	1,212
American Airlines Pass-Through Trust
3.000% due 04/15/2030	1,076	1,077
4.000% due 01/15/2027	180	188
Andeavor Logistics LP 5.500% due 10/15/2019	1,700	1,708

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

AutoNation, Inc. 3.350% due 01/15/2021	1,300	1,312
BAT Capital Corp. 2.764% due 08/15/2022	1,700	1,705
Baxalta, Inc. 2.875% due 06/23/2020	506	508
Bayer U.S. Finance LLC 3.500% due 06/25/2021	1,500	1,522
BMW U.S. Capital LLC 3.100% due 04/12/2021	1,300	1,315
Broadcom Corp.
2.650% due 01/15/2023	900	888
3.000% due 01/15/2022	1,500	1,506
3.625% due 01/15/2024	1,300	1,314
Celgene Corp. 3.250% due 08/15/2022	1,300	1,337
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	1,500	1,546
Charter Communications Operating LLC
3.579% due 07/23/2020	1,400	1,413
4.464% due 07/23/2022	1,500	1,576
Conagra Brands, Inc. 4.300% due 05/01/2024	1,300	1,379
Constellation Brands, Inc. 2.650% due 11/07/2022	1,400	1,405
Continental Resources, Inc. 5.000% due 09/15/2022	1,200	1,211
CVS Health Corp.
2.750% due 12/01/2022	2,000	2,007
4.750% due 12/01/2022	500	531
D.R. Horton, Inc.
4.000% due 02/15/2020	1,200	1,209
4.375% due 09/15/2022	1,500	1,562
Daimler Finance North America LLC
2.250% due 03/02/2020	1,500	1,498
2.965% (US0003M + 0.430%) due 02/12/2021 ~	4,100	4,097
Dell International LLC 4.420% due 06/15/2021	1,300	1,339
Delta Air Lines, Inc. 3.400% due 04/19/2021	1,200	1,218
Discovery Communications LLC 2.800% due 06/15/2020	1,400	1,403
eBay, Inc.
2.750% due 01/30/2023	1,400	1,408
3.453% (US0003M + 0.870%) due 01/30/2023 ~	1,400	1,408
3.800% due 03/09/2022	900	932
Enable Oklahoma Intrastate Transmission LLC 6.250% due 03/15/2020	1,400	1,432
Energy Transfer Operating LP 4.150% due 10/01/2020	1,400	1,424
Entergy Louisiana LLC 5.400% due 11/01/2024	1,500	1,728
Enterprise Products Operating LLC 3.350% due 03/15/2023	1,300	1,339
EOG Resources, Inc. 2.625% due 03/15/2023	500	506
Equifax, Inc. 3.600% due 08/15/2021	1,500	1,529
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020	1,500	1,539
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021	1,100	1,126
General Electric Co.
4.650% due 10/17/2021	1,900	1,980
5.550% due 05/04/2020	1,700	1,739
HCA, Inc. 6.500% due 02/15/2020	700	716
Humana, Inc. 2.900% due 12/15/2022	1,500	1,522
Huntsman International LLC 5.125% due 11/15/2022	1,300	1,375
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,532
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	2,000	2,043
4.057% due 05/25/2023	1,600	1,680
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020	1,400	1,436
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,399
Kraft Heinz Foods Co.
3.500% due 06/06/2022	1,500	1,540
3.500% due 07/15/2022	1,500	1,535
5.375% due 02/10/2020	200	203
McCormick & Co., Inc. 2.700% due 08/15/2022	1,000	1,009

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

McDonald's Corp. 3.350% due 04/01/2023	1,400	1,453
Merck & Co., Inc. 2.750% due 02/10/2025	2,000	2,060
Microchip Technology, Inc. 3.922% due 06/01/2021	1,700	1,731
Micron Technology, Inc. 4.640% due 02/06/2024	1,200	1,252
Moody's Corp. 2.625% due 01/15/2023	1,500	1,508
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	2,005
Owens Corning
3.400% due 08/15/2026	1,600	1,559
4.200% due 12/01/2024	1,500	1,559
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	1,400	1,488
Philip Morris International, Inc. 2.375% due 08/17/2022	1,900	1,901
Reynolds American, Inc. 6.875% due 05/01/2020	1,000	1,035
Rockwell Collins, Inc. 2.800% due 03/15/2022	800	808
Ryder System, Inc. 2.650% due 03/02/2020	1,600	1,601
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	1,300	1,350
Southern Co. 2.350% due 07/01/2021	1,300	1,299
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,000	1,050
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	731	733
5.152% due 09/20/2029	900	929
Tech Data Corp. 3.700% due 02/15/2022	700	712
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,500
Time Warner Cable LLC 4.125% due 02/15/2021	2,036	2,074
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	805	889
United Airlines Pass-Through Trust 3.100% due 01/07/2030	1,289	1,299
UnitedHealth Group, Inc. 2.700% due 07/15/2020	800	803
VMware, Inc. 2.300% due 08/21/2020	600	598
Volkswagen Group of America Finance LLC
3.305% (US0003M + 0.770%) due 11/13/2020 ~	1,400	1,406
3.475% (US0003M + 0.940%) due 11/12/2021 ~	1,400	1,412
3.875% due 11/13/2020	1,400	1,430
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,553
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	2,400	2,402
Zoetis, Inc. 3.250% due 08/20/2021	1,800	1,828
		122,891
UTILITIES 5.6%
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,550
AT&T, Inc.
3.200% due 03/01/2022	1,200	1,226
3.270% (US0003M + 0.750%) due 06/01/2021 ~	1,800	1,809
3.547% (US0003M + 0.950%) due 07/15/2021 ~	1,500	1,514
Avangrid, Inc. 3.150% due 12/01/2024	1,500	1,530
BP Capital Markets America, Inc. 4.500% due 10/01/2020	600	616
Duke Energy Corp. 3.050% due 08/15/2022	2,500	2,548
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	1,300	1,356
Enable Midstream Partners LP 4.950% due 05/15/2028	1,600	1,680
Eversource Energy 2.750% due 03/15/2022	300	304
Exelon Corp. 5.150% due 12/01/2020	1,500	1,547
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,359
Interstate Power & Light Co. 3.250% due 12/01/2024	1,400	1,446

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

IPALCO Enterprises, Inc. 3.450% due 07/15/2020	1,500	1,510
MidAmerican Energy Co. 3.100% due 05/01/2027	1,500	1,542
NextEra Energy Capital Holdings, Inc.
3.200% due 02/25/2022	1,200	1,223
3.550% due 05/01/2027	1,500	1,567
Plains All American Pipeline LP 2.600% due 12/15/2019	2,000	1,998
Progress Energy, Inc. 3.150% due 04/01/2022	1,000	1,019
Southwestern Electric Power Co. 3.550% due 02/15/2022	1,225	1,254
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,305
Verizon Communications, Inc. 3.376% due 02/15/2025	1,700	1,775
		31,678
Total Corporate Bonds & Notes (Cost $278,186)		283,665
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,338
FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989 8.650% due 07/01/2019	20	20
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	85	89
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	335	340
MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010 4.200% due 12/01/2021	100	104
PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 3.480% (US0003M + 0.900%) due 07/25/2029 ~	897	900
Total Municipal Bonds & Notes (Cost $2,607)		2,791
U.S. GOVERNMENT AGENCIES 72.6%
Fannie Mae
2.310% due 08/01/2022	500	503
2.537% due 12/25/2036 •	112	111
2.854% due 05/25/2023 •	6	6
2.854% due 06/25/2049 - 06/25/2059	8,691	8,692
2.855% due 10/25/2022 •	5	5
2.904% due 02/25/2022 •	1	1
2.936% due 09/25/2046 •	743	744
3.004% due 08/25/2022 •	3	3
3.034% due 05/25/2040 •	1,040	1,052
3.104% due 04/25/2022 •	1	1
3.130% due 09/25/2022 •	1	1
3.330% due 11/01/2021	257	263
3.682% due 07/01/2044 •	83	84
3.980% due 07/01/2021	38,300	39,653
4.393% due 05/25/2035	66	69
4.407% due 01/01/2035 •	118	123
4.542% due 09/01/2035 •	26	27
4.607% due 05/01/2038 •	787	826
4.826% due 04/01/2041 •	20	21
5.349% due 12/25/2042 ~	255	276
6.500% due 06/25/2044	71	81
Fannie Mae UMBS
3.500% due 01/01/2026	35	36
4.000% due 08/01/2025 - 06/01/2049	4,575	4,786
4.500% due 11/01/2021 - 10/01/2042	3,165	3,387
5.500% due 03/01/2022 - 02/01/2040	2,290	2,509
6.000% due 04/01/2023 - 01/01/2039	1,881	2,129
6.500% due 11/01/2021 - 10/01/2037	27	30
8.000% due 10/01/2030	1	1

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

Fannie Mae UMBS, TBA
3.000% due 08/01/2034 - 09/01/2049	30,600	30,889
3.500% due 08/01/2034 - 08/01/2049	94,200	96,958
4.000% due 07/01/2049 - 08/01/2049	25,000	25,833
Freddie Mac
3.144% due 08/15/2036 •	778	790
3.488% due 02/25/2045 •	109	109
4.000% due 04/01/2024 - 03/01/2044	1,917	2,012
4.500% due 02/01/2029 - 12/01/2040	705	755
4.657% due 12/01/2022 •	45	46
4.675% due 07/01/2030 •	9	9
5.000% due 12/01/2039 - 07/01/2040	81	88
5.500% due 12/01/2036 - 07/01/2039	780	859
6.000% due 11/01/2029 - 09/01/2038	2,607	2,945
7.000% due 07/15/2022	78	82
7.500% due 01/15/2023	217	229
8.000% due 11/01/2025 - 06/15/2030	197	232
9.000% due 12/15/2020	2	2
Freddie Mac, TBA 4.000% due 07/01/2049	22,000	22,749
Ginnie Mae
2.840% due 11/20/2045 •	696	695
2.927% due 02/20/2067 •	1,144	1,144
2.953% due 06/20/2065 •	3,215	3,215
2.982% due 10/20/2062 •	3,029	3,033
3.067% due 07/20/2065 - 10/20/2065 •	4,969	4,972
3.117% due 11/20/2065 •	1,042	1,046
3.217% due 08/20/2066 •	1,799	1,810
3.259% due 07/20/2062 •	2,383	2,408
3.267% due 06/20/2066 - 07/20/2066 •	3,912	3,938
3.309% due 05/20/2066	2,044	2,059
3.367% due 04/20/2066 •	567	574
3.387% due 07/20/2065 •	3,125	3,162
3.625% (H15T1Y + 1.500%) due 06/20/2023 ~	32	32
3.625% due 05/20/2027 - 06/20/2027 •	79	81
3.750% (H15T1Y + 1.500%) due 09/20/2024 - 09/20/2025 ~	75	78
3.750% due 07/20/2027 - 07/20/2030 •	228	233
3.846% due 11/20/2067 •	1,798	1,831
4.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	162	165
4.000% due 02/20/2027 •	31	31
4.000% due 08/20/2045 - 06/20/2049	3,402	3,563
4.000% due 07/20/2049 (b)	7,600	7,921
4.125% due 12/20/2029 •	133	138
4.500% due 04/20/2048 - 04/20/2049	8,497	8,875
5.000% due 07/15/2034 - 06/20/2049	18,738	19,788
5.000% due 07/20/2049 (b)	1,700	1,790
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	1	0
8.000% due 01/15/2022 - 08/15/2024	4	4
Ginnie Mae, TBA
3.000% due 08/01/2049	4,800	4,896
3.500% due 08/01/2049	14,800	15,272
4.000% due 07/01/2049 - 08/01/2049	51,400	53,286
4.500% due 08/01/2049	8,000	8,335
5.000% due 07/01/2049 - 08/01/2049	3,800	3,973
Total U.S. Government Agencies (Cost $405,736)		408,356
U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (g)	4,649	4,624
0.500% due 04/15/2024 (g)	4,964	5,027
0.625% due 01/15/2026 (g)	6,667	6,830
0.750% due 07/15/2028 (g)	13,334	13,900
0.750% due 02/15/2042	452	454
0.875% due 01/15/2029 (g)	16,595	17,477
0.875% due 02/15/2047 (g)	847	864
1.000% due 02/15/2046 (g)	1,078	1,132
1.000% due 02/15/2048 (g)	1,347	1,419
1.375% due 02/15/2044 (g)	2,083	2,367
U.S. Treasury Notes
2.875% due 05/15/2049 (g)	1,300	1,393
Total U.S. Treasury Obligations (Cost $54,046)		55,487
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust 4.544% due 02/25/2045 •	289	296
Ashford Hospitality Trust 3.394% due 05/15/2035 •	1,800	1,804
Banc of America Funding Trust 4.793% due 05/25/2035 ~	306	326
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,927
BCAP LLC Trust 2.880% due 01/26/2036 •	492	488

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
4.706% due 02/25/2036 ^~	283	272
4.855% due 01/25/2035 ~	899	918
5.026% due 04/25/2033 ~	105	110
Bear Stearns ALT-A Trust
4.294% due 09/25/2035 ^~	168	142
4.625% due 05/25/2035 ~	1,113	1,132
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.634% due 10/25/2035 •	452	453
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 «~	1,400	1,400
4.820% due 10/25/2035 •	89	92
Citigroup Mortgage Loan Trust, Inc. 4.550% due 09/25/2035 •	799	821
Countrywide Home Loan Mortgage Pass-Through Trust
4.285% due 02/20/2035 ~	6	6
4.592% due 02/20/2036 ^•	184	163
Credit Suisse First Boston Mortgage Securities Corp.
4.572% due 09/25/2033 ~	1,567	1,615
5.380% due 06/25/2032 ~	46	46
GS Mortgage Securities Trust 2.111% due 11/10/2045 ~(a)	857	47
HomeBanc Mortgage Trust 2.654% due 03/25/2035 •	2,605	2,284
IndyMac Adjustable Rate Mortgage Trust 3.902% due 01/25/2032 ~	7	7
IndyMac Mortgage Loan Trust 3.910% due 11/25/2035 ^~	935	885
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	3,200	3,309
JPMorgan Chase Commercial Mortgage Securities Trust
3.304% due 06/15/2035 •	1,500	1,502
3.394% due 06/15/2032 •	1,767	1,771
JPMorgan Mortgage Trust 4.441% due 07/25/2035 ~	366	372
LMREC, Inc. 3.408% due 02/22/2032	823	821
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,700	1,776
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,297
3.560% due 07/13/2029 ~	2,000	2,032
Morgan Stanley Mortgage Loan Trust 4.485% due 06/25/2036 ~	2,338	2,426
Nomura Resecuritization Trust 2.630% due 12/26/2035 •	1,526	1,520
Prime Mortgage Trust 2.804% due 02/25/2034 •	81	77
RBSSP Resecuritization Trust 4.642% due 12/25/2035 ~	983	1,013
Residential Funding Mortgage Securities, Inc. Trust 5.101% due 02/25/2036 ^~	199	183
Sequoia Mortgage Trust 3.030% due 04/19/2027 •	529	522
Structured Asset Mortgage Investments Trust 3.050% due 09/19/2032 •	81	80
Tharaldson Hotel Portfolio Trust 3.169% due 11/11/2034 •	810	810
WaMu Mortgage Pass-Through Certificates Trust 2.694% due 10/25/2045 •	238	238
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•	97	86
4.959% due 12/25/2034 ~	484	504
4.986% due 01/25/2035 ~	6	6
4.991% due 03/25/2036 ~	500	516
Total Non-Agency Mortgage-Backed Securities (Cost $38,506)		40,095
ASSET-BACKED SECURITIES 4.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.854% due 01/25/2036 •	3,127	3,139
Asset-Backed Securities Corp. Home Equity Loan Trust 3.639% due 08/15/2033 •	2,016	2,030
B2R Mortgage Trust 2.567% due 06/15/2049	1,518	1,511
EMC Mortgage Loan Trust 3.144% due 05/25/2040 •	456	453
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	1,300	1,325
Fremont Home Loan Trust 2.464% due 01/25/2037 •	50	29
Home Equity Asset Trust 3.304% due 11/25/2034 •	941	950
MASTR Asset-Backed Securities Trust 3.094% due 03/25/2035 •	3,700	3,724

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

Morgan Stanley IXIS Real Estate Capital Trust 2.454% due 11/25/2036 •	15	7
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042	986	994
Nelnet Student Loan Trust
3.321% due 11/25/2048 •	201	202
3.360% due 07/27/2048 •	319	321
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,500	1,522
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.154% due 07/25/2035 •	185	186
3.649% due 01/25/2036 •	600	605
Residential Asset Securities Corp. Trust 2.674% due 04/25/2036 •	2,595	2,605
Securitized Asset-Backed Receivables LLC Trust 2.550% due 12/25/2036 ^	657	221
SLM Student Loan Trust 2.730% due 10/25/2029 •	969	958
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026	65	65
3.050% due 12/26/2025	468	470
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	1,403	1,414
SoFi Professional Loan Program LLC 2.390% due 02/25/2042	2,505	2,508
Structured Asset Investment Loan Trust
3.304% due 09/25/2034 •	539	537
3.529% due 07/25/2033 •	1,572	1,579
Total Asset-Backed Securities (Cost $26,369)		27,355
	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Farm Credit Bank of Texas 10.000% due 12/15/2020 (d)(e)	4,000	4,420
Total Preferred Securities (Cost $4,120)		4,420
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.1%
COMMERCIAL PAPER 1.2%
Boston Scientific Corp. 2.910% due 07/09/2019	$1,300	1,299
Royal Caribbean Cruise
2.900% due 07/11/2019	2,800	2,798
2.970% due 07/01/2019	2,600	2,599
		6,696
REPURCHASE AGREEMENTS (f) 0.9%		5,234
Total Short-Term Instruments (Cost $11,931)		11,930
Total Investments in Securities (Cost $821,501)		834,099
	SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short Asset Portfolio	3,380,926	33,627
PIMCO Short-Term Floating NAV Portfolio III	2,841,298	28,106
Total Short-Term Instruments (Cost $61,902)		61,733
Total Investments in Affiliates (Cost $61,902)		61,733
Total Investments 159.4% (Cost $883,403)		$895,832
Financial Derivative Instruments (h)(i) (0.0)%(Cost or Premiums, net $(205))		(18)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

Other Assets and Liabilities, net (59.4)%	(333,704)
Net Assets 100.0%	$562,110

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$4,120	$4,420	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,234	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,339)	$5,234	$5,235
Total Repurchase Agreements						$(5,339)	$5,234	$5,235

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.050%	06/28/2019	07/01/2019	$(4,967)	$(4,968)
BSN	2.540	04/04/2019	07/02/2019	(1,950)	(1,962)
	2.550	04/09/2019	07/09/2019	(7,278)	(7,320)
	2.620	06/27/2019	07/26/2019	(5,962)	(5,963)
DEU	2.620	06/04/2019	07/05/2019	(6,596)	(6,609)
GRE	2.610	04/30/2019	07/22/2019	(9,439)	(9,482)
JPS	2.380	06/18/2019	08/15/2019	(1,384)	(1,386)
	2.560	05/07/2019	07/09/2019	(10,745)	(10,787)
Total Reverse Repurchase Agreements					$(48,477)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.720%	06/17/2019	07/01/2019	$(1,345)	$(1,346)
	2.720	06/17/2019	07/01/2019	(845)	(846)
	2.720	06/17/2019	07/01/2019	(1,199)	(1,201)
BPG	2.620	06/13/2019	07/25/2019	(1,686)	(1,688)
	2.650	05/28/2019	07/09/2019	(1,556)	(1,559)
Total Sale-Buyback Transactions					$(6,640)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.9)%
Fannie Mae UMBS, TBA	4.000%	07/01/2049	$27,500	$(28,421)	$(28,418)
Fannie Mae UMBS, TBA	4.500	08/01/2049	8,000	(8,356)	(8,358)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

Fannie Mae UMBS, TBA	6.000	07/01/2049	2,200	(2,387)	(2,409)
Ginnie Mae, TBA	4.000	07/01/2049	21,500	(22,294)	(22,289)
Ginnie Mae, TBA	5.000	07/01/2049	5,000	(5,225)	(5,227)
Total Short Sales (11.9)%				$(66,683)	$(66,701)

(g)	Securities with an aggregate market value of $56,296 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(38,567) at a weighted average interest rate of 2.586%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	$110.000	08/23/2019	91	$91	$1	$0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.500	08/23/2019	71	71	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	32	32	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	194.000	08/23/2019	65	65	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	105.000	08/23/2019	32	32	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures	110.000	08/23/2019	33	33	0	0
Total Purchased Options					$3	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2019	532	$68,079	$1,482	$17	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	350	62,147	2,357	0	(66)
				$3,839	$17	$(66)

SHORT FUTURES CONTRACTS
Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2019	152	$(23,650)	$(799)	$19	$0
Total Futures Contracts				$3,040	$36	$(66)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.242%	$1,100	$18	$7	$25	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$6,600	$141	$(15)	$126	$1	$0
Total Swap Agreements					$159	$(8)	$151	$1	$0

Cash of $2,896 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $4 for closed swap agreements is outstanding at period end.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	2,000	$96	$3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	2,500	118	5
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	500	24	1
							$238	$9

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	$67.500	08/06/2019	10,000	$1	$0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 08/01/2049	76.000	08/06/2019	30,400	1	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	7,000	0	0
					$2	$0
Total Purchased Options					$240	$9

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019	2,500	$(5)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	6,600	$(56)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,200	(144)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	(81)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(66)	0
						$(366)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	8,600	$(94)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	11,000	(118)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,200	(24)	0
							$(236)	$(2)
Total Written Options							$(607)	$(2)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2019 (Unaudited)

(1) Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$127,694	$1,402	$129,096
Industrials	0	122,891	0	122,891
Utilities	0	31,678	0	31,678
Municipal Bonds & Notes
California	0	1,338	0	1,338
Florida	0	20	0	20
Illinois	0	89	0	89
Iowa	0	340	0	340
Massachusetts	0	104	0	104
Pennsylvania	0	900	0	900
U.S. Government Agencies	0	408,356	0	408,356
U.S. Treasury Obligations	0	55,487	0	55,487
Non-Agency Mortgage-Backed Securities	0	38,695	1,400	40,095
Asset-Backed Securities	0	27,355	0	27,355
Preferred Securities
Banking & Finance	0	4,420	0	4,420
Short-Term Instruments
Commercial Paper	0	6,696	0	6,696
Repurchase Agreements	0	5,234	0	5,234
	$0	$831,297	$2,802	$834,099
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$61,733	$0	$0	$61,733
Total Investments	$61,733	$831,297	$2,802	$895,832

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(66,701)	$0	$(66,701)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	36	1	0	37
Over the counter	0	9	0	9
	$36	$10	$0	$46
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(66)	0	0	(66)
Over the counter	0	(2)	0	(2)
	$(66)	$(2)	$0	$(68)
Total Financial Derivative Instruments	$(30)	$8	$0	$(22)
Totals	$61,703	$764,604	$2,802	$829,109

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.4% ¤

CORPORATE BONDS & NOTES 43.7%

BANKING & FINANCE 25.4%

AerCap Ireland Capital DAC
3.500% due 05/26/2022	$960	$979
4.625% due 10/30/2020	504	517
AIA Group Ltd. 3.125% due 03/13/2023	3,000	3,066
Aircastle Ltd. 5.125% due 03/15/2021	3,100	3,215
Aviation Capital Group LLC 2.875% due 01/20/2022	1,600	1,611
Banco Santander S.A. 3.848% due 04/12/2023	1,400	1,454
Barclays Bank PLC 10.179% due 06/12/2021	2,000	2,264
Barclays PLC 3.684% due 01/10/2023	1,400	1,419
BBVA Bancomer S.A. 7.250% due 04/22/2020	1,000	1,034
BGC Partners, Inc. 5.125% due 05/27/2021	2,600	2,691
BNP Paribas S.A. 3.500% due 03/01/2023	1,400	1,441
BOC Aviation Ltd. 3.626% (US0003M + 1.050%) due 05/02/2021 ~	2,300	2,312
BPCE S.A. 4.000% due 09/12/2023	1,400	1,465
Brandywine Operating Partnership LP 3.950% due 02/15/2023	900	933
Camden Property Trust 3.500% due 09/15/2024	1,300	1,354
Cantor Fitzgerald LP 6.500% due 06/17/2022	3,500	3,765
Capital One Financial Corp. 4.250% due 04/30/2025	1,400	1,501
Citigroup, Inc.
2.876% due 07/24/2023 •	1,400	1,418
3.569% (US0003M + 1.250%) due 07/01/2026 ~	1,400	1,411
Compass Bank 3.500% due 06/11/2021	1,400	1,427
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,400	1,412
4.207% due 06/12/2024 •	2,500	2,627
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	2,800	2,925
3.800% due 09/15/2022	1,500	1,555
3.800% due 06/09/2023	1,400	1,452
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	2,800	2,840
Depository Trust & Clearing Corp. 4.875% due 06/15/2020 •(e)	4,250	4,251
Deutsche Bank AG
3.300% due 11/16/2022	2,900	2,852
3.950% due 02/27/2023	200	201
EPR Properties 4.500% due 04/01/2025	1,400	1,465
Fidelity National Financial, Inc. 5.500% due 09/01/2022	1,000	1,082
Ford Motor Credit Co. LLC
3.200% due 01/15/2021	200	201
3.273% (US0003M + 0.930%) due 09/24/2020 ~	2,700	2,698
3.753% (US0003M + 1.235%) due 02/15/2023 ~	3,000	2,914
5.729% (US0003M + 3.140%) due 01/07/2022 ~	2,600	2,682
General Motors Financial Co., Inc. 2.450% due 11/06/2020	1,400	1,395
Goldman Sachs Group, Inc. 3.274% (US0003M + 0.750%) due 02/23/2023 ~	2,300	2,294
Hospitality Properties Trust 4.250% due 02/15/2021	1,100	1,112
Host Hotels & Resorts LP 3.875% due 04/01/2024	2,900	2,984
ING Groep NV 3.150% due 03/29/2022	2,300	2,342

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

JPMorgan Chase & Co. 3.797% due 07/23/2024 •		2,300	2,413
Kilroy Realty LP 3.800% due 01/15/2023		2,200	2,274
Kimco Realty Corp. 2.700% due 03/01/2024		1,200	1,198
Lloyds Bank PLC 12.000% due 12/16/2024 •(e)		600	731
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	1,500	1,114
Morgan Stanley
3.125% due 07/27/2026		$1,700	1,733
3.875% due 01/27/2026		2,300	2,446
Nationwide Building Society 3.766% due 03/08/2024 •		1,400	1,429
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		1,400	1,455
5.250% due 01/15/2026		1,400	1,516
Realty Income Corp. 3.875% due 04/15/2025		2,300	2,447
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •		400	417
7.648% due 09/30/2031 •(e)		2,500	3,269
Santander Holdings USA, Inc. 3.400% due 01/18/2023		2,300	2,335
Santander UK Group Holdings PLC 2.875% due 08/05/2021		2,500	2,505
SBA Tower Trust 2.877% due 07/15/2046		1,400	1,404
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,200	2,199
3.000% due 07/15/2022		1,700	1,721
Synchrony Bank 3.650% due 05/24/2021		1,400	1,423
UBS Group Funding Switzerland AG 2.650% due 02/01/2022		1,400	1,407
UniCredit SpA 7.830% due 12/04/2023		1,900	2,172
Washington Prime Group LP 5.950% due 08/15/2024		2,900	2,759
Wells Fargo & Co. 6.180% (US0003M + 3.770%) due 09/15/2019 ~(e)		4,100	4,127
Wells Fargo Bank N.A. 3.141% (US0003M + 0.620%) due 05/27/2022 ~		1,200	1,203
			122,258
INDUSTRIALS 14.0%

Air Canada Pass-Through Trust 5.375% due 11/15/2022		635	656
Allergan Funding SCS 3.450% due 03/15/2022		2,300	2,349
BAT Capital Corp. 3.222% due 08/15/2024		1,500	1,513
BAT International Finance PLC
3.250% due 06/07/2022		1,560	1,583
3.500% due 06/15/2022		1,369	1,400
Bayer U.S. Finance LLC 3.420% (US0003M + 1.010%) due 12/15/2023 ~		800	786
Braskem Finance Ltd. 5.750% due 04/15/2021		1,300	1,361
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,000	1,050
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		2,300	2,371
Charter Communications Operating LLC 4.464% due 07/23/2022		2,300	2,417
Daimler Finance North America LLC
3.400% due 02/22/2022		3,100	3,163
3.403% (US0003M + 0.880%) due 02/22/2022 ~		3,100	3,120
Danone S.A. 2.589% due 11/02/2023		1,700	1,710
Dell International LLC
4.420% due 06/15/2021		800	824
5.450% due 06/15/2023		1,400	1,510
ERAC USA Finance LLC 2.600% due 12/01/2021		800	802
General Electric Co. 5.550% due 05/04/2020		1,400	1,433
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,400	1,404
3.750% due 07/21/2022		2,400	2,471
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		1,400	1,470
Komatsu Finance America, Inc. 2.118% due 09/11/2020		1,200	1,195

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

Kraft Heinz Foods Co.
3.115% (US0003M + 0.570%) due 02/10/2021 ~		1,000	998
3.500% due 07/15/2022		200	205
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		3,409	3,459
NetApp, Inc. 3.375% due 06/15/2021		600	607
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (c)(e)		937	10
Owens Corning 4.200% due 12/01/2024		800	831
Penske Truck Leasing Co. LP 3.200% due 07/15/2020		1,000	1,005
Pernod Ricard S.A. 4.250% due 07/15/2022		600	629
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021		1,400	1,454
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		2,115	2,217
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		1,069	1,071
Suntory Holdings Ltd. 2.550% due 06/28/2022		900	900
Textron, Inc. 3.095% (US0003M + 0.550%) due 11/10/2020 ~		2,300	2,300
Volkswagen Group of America Finance LLC 3.475% (US0003M + 0.940%) due 11/12/2021 ~		2,600	2,622
Volkswagen International Finance NV 1.239% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	1,800	2,090
WestJet Airlines Ltd. 3.500% due 06/16/2021		$4,800	4,827
WPP Finance 4.750% due 11/21/2021		3,100	3,249
Wynn Las Vegas LLC 5.500% due 03/01/2025		2,400	2,485
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		1,611	1,639
			67,186
UTILITIES 4.3%

Entergy Arkansas LLC 3.050% due 06/01/2023		1,400	1,428
Entergy Corp. 2.950% due 09/01/2026		2,700	2,702
Monongahela Power Co. 3.550% due 05/15/2027		2,800	2,896
NextEra Energy Capital Holdings, Inc. 3.241% (US0003M + 0.720%) due 02/25/2022 ~		2,600	2,616
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		502	499
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (b)		1,285	801
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		458	442
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (b)		1,875	479
Rio Oil Finance Trust
9.250% due 07/06/2024		616	689
9.750% due 01/06/2027		3,183	3,668
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,521
Telstra Corp. Ltd. 4.800% due 10/12/2021		1,400	1,473
Verizon Communications, Inc. 3.376% due 02/15/2025		1,414	1,477
			20,691
Total Corporate Bonds & Notes (Cost $206,242)			210,135

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.8%

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010 6.947% due 07/01/2040		3,700	3,870
Total Municipal Bonds & Notes (Cost $3,789)			3,870

U.S. GOVERNMENT AGENCIES 42.0%

Fannie Mae
1.746% due 02/25/2033 •		6,409	6,237
2.310% due 08/01/2022		100	100
2.935% due 11/01/2021		9,925	10,103
2.936% due 09/25/2046 •		1,390	1,391

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

3.000% due 10/25/2040		1,514	1,548
3.500% due 10/25/2041		19,959	20,966
4.607% due 05/01/2038 •		1,340	1,407
4.675% due 01/01/2036 •		2,388	2,518
Fannie Mae UMBS
3.000% due 06/01/2029		91	93
3.500% due 03/01/2048		366	377
4.000% due 11/01/2047 - 06/01/2049		11,328	11,807
4.500% due 02/01/2031 - 08/01/2042		900	959
5.500% due 02/01/2036 - 05/01/2036		76	85
Fannie Mae UMBS, TBA
3.000% due 08/01/2034 - 09/01/2049		46,100	46,454
3.500% due 08/01/2049		214	219
Freddie Mac
3.500% due 07/01/2048		10,254	10,520
5.000% due 03/01/2024 - 12/01/2038		801	866
5.500% due 04/01/2038		223	246
Freddie Mac, TBA 4.000% due 07/01/2049		9,500	9,823
Ginnie Mae
0.000% due 11/20/2039		3,500	3,040
2.790% due 05/20/2047 •		2,203	2,208
2.837% due 06/20/2061 •		262	262
2.927% due 02/20/2067 •		2,822	2,821
2.937% due 06/20/2067 •		385	385
2.959% due 04/20/2065		755	755
3.087% due 09/20/2065 •		2,615	2,617
3.217% due 08/20/2066 - 08/20/2067 •		5,412	5,454
3.267% due 06/20/2066 •		3,004	3,028
3.309% due 05/20/2066		3,065	3,089
3.487% due 06/20/2067 •		3,670	3,738
4.000% due 07/20/2049 (a)		1,000	1,042
5.000% due 05/15/2047 - 09/15/2047		556	584
Ginnie Mae, TBA
3.000% due 07/01/2049 - 08/01/2049		4,100	4,183
3.500% due 08/01/2049		12,500	12,898
4.000% due 07/01/2049 - 08/01/2049		29,300	30,377
Total U.S. Government Agencies (Cost $199,806)			202,200

U.S. TREASURY OBLIGATIONS 16.3%

U.S. Treasury Bonds
2.500% due 02/15/2045 (g)		8,700	8,659
2.750% due 08/15/2042 (g)		700	734
3.125% due 02/15/2043 (g)		6,300	7,021
3.125% due 08/15/2044 (i)(k)		1,300	1,449
3.375% due 05/15/2044 (g)		8,000	9,289
3.750% due 11/15/2043 (g)		1,600	1,968
U.S. Treasury Inflation Protected Securities (d)
0.500% due 04/15/2024 (g)		3,039	3,078
0.625% due 01/15/2026 (g)(i)		8,280	8,482
0.750% due 07/15/2028 (g)		10,382	10,823
0.750% due 02/15/2042 (g)		3,392	3,408
0.875% due 01/15/2029 (g)		7,387	7,780
1.000% due 02/15/2048 (g)		3,937	4,147
1.000% due 02/15/2049		406	430
U.S. Treasury Notes
2.875% due 05/15/2049 (g)		10,200	10,927
2.000% due 08/31/2021 (k)		100	101
Total U.S. Treasury Obligations (Cost $74,943)			78,296

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.0%

Adjustable Rate Mortgage Trust 2.904% due 10/25/2035 •		850	849
Aggregator of Loans Backed by Assets PLC 1.972% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	2,841	3,620
Alba PLC
0.944% due 11/21/2037 •		1,933	2,319
0.958% due 03/17/2039 •		3,565	4,269
Ashford Hospitality Trust 3.394% due 05/15/2035 •		$3,000	3,007
Banc of America Funding Trust 4.793% due 05/25/2035 ~		1,562	1,662
Banc of America Mortgage Trust 6.500% due 10/25/2031		8	9
BCAP LLC Trust
2.880% due 01/26/2036 •		1,177	1,167
3.908% due 08/26/2037 ~		412	415
Bear Stearns Adjustable Rate Mortgage Trust 4.740% due 02/25/2033 ~		34	35
CD Mortgage Trust 3.348% due 11/10/2049		2,300	2,397
Chase Mortgage Finance Trust 4.452% due 02/25/2037 ~		30	30

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

Citigroup Commercial Mortgage Trust 3.244% due 07/15/2032 •		3,700	3,704
Credit Suisse First Boston Mortgage Securities Corp. 4.572% due 09/25/2033 ~		4	4
Eurohome UK Mortgages PLC 0.936% due 06/15/2044 •	GBP	2,403	2,948
Eurosail PLC
1.739% (BP0003M + 0.950%) due 06/13/2045 ~		6,737	8,535
1.739% due 06/13/2045 •		4,566	5,763
FirstMac Mortgage Funding Trust
2.418% due 03/08/2049 •	AUD	3,451	2,416
2.668% due 03/08/2049 •		1,500	1,048
Great Hall Mortgages PLC 2.532% due 06/18/2039 •		$2,195	2,136
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,500	3,647
GSR Mortgage Loan Trust 4.813% due 01/25/2035 ~		568	579
Holmes Master Issuer PLC 2.957% due 10/15/2054 •		2,657	2,655
HomeBanc Mortgage Trust 2.654% due 03/25/2035 •		665	583
Impac CMB Trust 3.184% due 10/25/2034 •		3,405	3,386
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,500	3,589
JPMorgan Chase Commercial Mortgage Securities Trust 3.394% due 06/15/2032 •		2,552	2,559
Kensington Mortgage Securities PLC 2.598% due 06/14/2040 •		1,816	1,784
Landmark Mortgage Securities PLC 1.107% due 04/17/2044 •	GBP	355	423
Ludgate Funding PLC 0.983% due 12/01/2060 •		2,724	3,289
Mansard Mortgages PLC 1.001% due 04/15/2047 •		812	981
MASTR Adjustable Rate Mortgages Trust 4.663% due 11/21/2034 ~		$1,039	1,085
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •		264	252
3.240% due 01/25/2029 •		183	185
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		6,000	6,179
Morgan Stanley Capital Trust
3.436% due 12/15/2049		2,200	2,297
3.516% due 07/13/2029 ~		3,300	3,358
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	5,151	5,604
Structured Adjustable Rate Mortgage Loan Trust 4.491% due 09/25/2034 ~		$2,478	2,533
Tharaldson Hotel Portfolio Trust 3.169% due 11/11/2034 •		2,430	2,431
Towd Point Mortgage Funding PLC 1.855% due 10/20/2051 •	GBP	2,000	2,550
Trinity Square PLC 1.971% due 07/15/2051 •		1,993	2,545
WaMu Mortgage Pass-Through Certificates Trust
2.694% due 10/25/2045 •		$4,175	4,178
2.944% due 07/25/2045 •		181	179
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,601
3.486% due 12/15/2059		4,800	5,025
Wells Fargo Mortgage-Backed Securities Trust
4.988% due 06/25/2035 ~		1,344	1,400
4.995% due 05/25/2035 ~		1,251	1,297
Total Non-Agency Mortgage-Backed Securities (Cost $119,442)			115,507

ASSET-BACKED SECURITIES 4.0%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.854% due 01/25/2036 •		2,555	2,564
Countrywide Asset-Backed Certificates Trust, Inc. 2.944% due 12/25/2034 •		2,942	2,947
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		2,200	2,233
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		17	17
Driver Australia Trust 2.810% due 07/21/2026	AUD	3,450	2,420
Merrill Lynch Mortgage Investors Trust 3.199% due 09/25/2035 •		$1,694	1,694
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042		2,499	2,518
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.244% due 01/25/2036 •		613	615

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

SLM Student Loan Trust 2.700% due 01/25/2027 •		1,291	1,283
SoFi Consumer Loan Program LLC 2.140% due 09/25/2026		151	151
SoFi Professional Loan Program LLC 3.354% due 01/25/2039 •		1,098	1,102
Wells Fargo Home Equity Asset-Backed Securities Trust 3.404% due 10/25/2034 •		1,634	1,641
Total Asset-Backed Securities (Cost $18,800)			19,185

SOVEREIGN ISSUES 2.3%

Province of Ontario 3.150% due 06/02/2022	CAD	1,200	954
Province of Quebec
3.500% due 12/01/2022		1,000	808
6.350% due 01/30/2026		$600	729
Spain Government International Bond
0.600% due 10/31/2029	EUR	3,200	3,695
1.400% due 07/30/2028		1,800	2,243
1.450% due 04/30/2029		1,300	1,629
1.850% due 07/30/2035		800	1,042
Total Sovereign Issues (Cost $10,881)			11,100

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (f) 0.3%			1,214

Total Short-Term Instruments (Cost $1,214)			1,214
Total Investments in Securities (Cost $635,117)			641,507
		SHARES
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%

PIMCO Short-Term Floating NAV Portfolio III		653,921	6,469
Total Short-Term Instruments (Cost $6,468)			6,469
Total Investments in Affiliates (Cost $6,468)			6,469
Total Investments 134.7% (Cost $641,585)			$647,976
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $(139))			(171)
Other Assets and Liabilities, net (34.7)%			(166,917)
Net Assets 100.0%			$480,888

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$1,214	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,241)	$1,214	$1,214
Total Repurchase Agreements						$(1,241)	$1,214	$1,214

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.710%	06/20/2019	07/11/2019	$(3,221)	$(3,224)
BPG	2.500	06/27/2019	08/15/2019	(5,995)	(5,997)
	2.530	06/24/2019	08/26/2019	(552)	(552)
	2.590	04/15/2019	07/15/2019	(2,461)	(2,475)
	2.590	04/15/2019	07/15/2019	(1,107)	(1,113)
	2.590	05/30/2019	08/29/2019	(2,441)	(2,446)
	2.600	04/16/2019	07/16/2019	(2,652)	(2,667)
	2.620	06/18/2019	07/30/2019	(7,684)	(7,691)
	2.620	06/18/2019	07/30/2019	(2,837)	(2,840)
	2.640	06/25/2019	08/06/2019	(1,444)	(1,444)
	2.640	06/25/2019	08/06/2019	(3,088)	(3,089)
	2.650	06/21/2019	08/02/2019	(332)	(332)
	2.650	06/21/2019	08/02/2019	(2,769)	(2,771)
	2.650	06/24/2019	08/05/2019	(221)	(221)
	2.660	06/10/2019	07/10/2019	(225)	(226)
	2.660	06/11/2019	07/10/2019	(6,969)	(6,980)
MSC	2.590	04/22/2019	07/22/2019	(4,609)	(4,632)
	2.590	04/22/2019	07/22/2019	(1,824)	(1,833)
	2.610	04/22/2019	07/12/2019	(7,783)	(7,823)
TDM	2.550	04/10/2019	07/10/2019	(1,244)	(1,252)
	2.550	05/16/2019	08/16/2019	(701)	(703)
	2.590	05/28/2019	07/26/2019	(8,985)	(9,006)
Total Sale-Buyback Transactions					$(69,317)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Fannie Mae UMBS, TBA	4.000%	07/01/2049	$1,000	$(1,033)	$(1,032)
Fannie Mae UMBS, TBA	4.000	08/01/2049	9,500	(9,808)	(9,814)
Ginnie Mae, TBA	4.000	07/01/2049	3,300	(3,420)	(3,421)
Total Short Sales (3.0)%				$(14,261)	$(14,267)

(g)	Securities with an aggregate market value of $70,844 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(34,143) at a weighted average interest rate of 2.577%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

(3)	Payable for sale-buyback transactions includes $(122) of deferred price drop.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2019	652	$77,038	$805	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2019	872	111,589	1,192	26	(1)
U.S. Treasury 30-Year Bond September Futures	09/2019	62	9,647	226	0	(8)
United Kingdom Long Gilt September Futures	09/2019	40	6,619	67	0	(12)
				$2,290	$26	$(21)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	25	$(2,018)	$(4)	$3	$(1)
Australia Government 10-Year Bond September Futures	09/2019	225	(22,691)	(136)	128	(45)
Canada Government 10-Year Bond September Futures	09/2019	19	(2,074)	(29)	1	(5)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	103	(19,310)	(394)	0	(28)
				$(563)	$132	$(79)
Total Futures Contracts				$1,727	$158	$(100)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.101%	$1,700	$(43)	$16	$(27)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.242%	$3,500	$67	$12	$79	$1	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	1,000	$119	$(61)	$58	$0	$(8)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/06/2020		$142,300	1	(332)	(331)	43	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,800	341	(472)	(131)	8	0
Pay(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	3,600	32	197	229	15	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		9,300	176	111	287	36	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	7,800	18	(185)	(167)	5	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029		4,400	19	16	35	4	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		3,300	53	(338)	(285)	15	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		2,500	(53)	47	(6)	11	0
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	12/20/2019	JPY	3,210,000	(108)	69	(39)	0	(1)
Receive	6-Month JPY-LIBOR	0.100	Semi-Annual	03/22/2021		9,800,000	(195)	(134)	(329)	0	(15)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		4,180,000	131	277	408	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,830,000	(187)	(507)	(695)	0	(8)
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		110,000	12	14	27	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		800,000	(15)	(199)	(214)	0	(5)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		300,000	20	(101)	(81)	0	(2)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		260,000	0	(90)	(90)	0	(2)
Pay	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		10,000	3	1	4	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		530,000	43	(503)	(460)	0	(10)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		250,000	(8)	(401)	(409)	0	(5)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	1,114,600	(32)	752	720	137	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		185,300	21	(142)	(121)	0	(23)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		239,400	0	(158)	(158)	0	(32)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		302,100	0	(241)	(241)	0	(42)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		333,600	0	(271)	(271)	0	(47)
							$391	$(2,651)	$(2,260)	$283	$(200)
Total Swap Agreements							$415	$(2,623)	$(2,208)	$284	$(200)

(i)	Securities with an aggregate market value of $1,736 and cash of $5,400 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	5,353		$3,992	$0	$(96)
	07/2019	EUR	1,416		1,590	0	(20)
	07/2019		$3,523	CAD	4,710	74	0
	07/2019		495	GBP	395	7	0
	08/2019	AUD	327		$225	0	(5)
BPS	07/2019		$290	EUR	259	4	0
	07/2019		37,879	GBP	29,865	48	0
	08/2019	GBP	29,865		$37,937	0	(49)
	08/2019	MXN	162,277		8,271	0	(124)
	08/2019		$5,655	JPY	615,800	75	0
	08/2019		8,275	MXN	162,277	120	0
BRC	07/2019	CAD	3,949		$2,946	0	(70)
	07/2019		$2,192	GBP	1,730	5	0
CBK	07/2019	CAD	2,090		$1,568	0	(28)
	07/2019	EUR	931		1,060	2	0
	07/2019		$14,106	EUR	12,412	7	0
	07/2019		6,147	GBP	4,854	18	0
	08/2019	EUR	12,412		$14,142	0	(8)
	08/2019	JPY	204,400		1,877	0	(25)
	08/2019		$1,087	AUD	1,565	13	0
GLM	07/2019	CAD	5,513		$4,139	0	(71)
	07/2019	EUR	6,640		7,410	0	(140)
	07/2019		$1,414	GBP	1,114	1	0
HUS	07/2019		4,146	CAD	5,589	122	0
	08/2019	AUD	562		$390	0	(5)
JPM	07/2019	DKK	940		143	0	(1)
	07/2019	EUR	3,684		4,132	0	(57)
	07/2019		$3,099	CAD	4,153	72	0
	08/2019	JPY	486,900		$4,476	0	(55)
	08/2019		$12,863	JPY	1,381,800	0	(4)
	09/2019	THB	4,523		$143	0	(5)
	10/2019	DKK	940		144	0	0
MYI	08/2019	AUD	11,607		8,114	0	(47)
SCX	07/2019	GBP	37,958		48,043	0	(161)
Total Forward Foreign Currency Contracts						$568	$(971)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.362%	$1,900	$12	$12	$24	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343	200	(34)	35	1	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.362	5,200	33	33	66	0
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343	100	(16)	17	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	1,000	(16)	10	0	(6)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	3,100	(130)	34	0	(96)
							$(151)	$141	$92	$(102)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$9,700	$(403)	$503	$100	$0
Total Swap Agreements						$(554)	$644	$192	$(102)

(k)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$122,258	$0	$122,258
Industrials	0	67,186	0	67,186
Utilities	0	20,691	0	20,691
Municipal Bonds & Notes
California	0	3,870	0	3,870
U.S. Government Agencies	0	202,200	0	202,200
U.S. Treasury Obligations	0	78,296	0	78,296
Non-Agency Mortgage-Backed Securities	0	115,507	0	115,507
Asset-Backed Securities	0	19,185	0	19,185
Sovereign Issues	0	11,100	0	11,100
Short-Term Instruments
Repurchase Agreements	0	1,214	0	1,214
	$0	$641,507	$0	$641,507
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,469	$0	$0	$6,469

Total Investments	$6,469	$641,507	$0	$647,976

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,267)	$0	$(14,267)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	284	0	442

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2019 (Unaudited)

Over the counter	0	760	0	760
	$158	$1,044	$0	$1,202
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(100)	(200)	0	(300)
Over the counter	0	(1,073)	0	(1,073)
	$(100)	$(1,273)	$0	$(1,373)
Total Financial Derivative Instruments	$58	$(229)	$0	$(171)
Totals	$6,527	$627,011	$0	$633,538

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Altice France S.A. 6.394% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,841	$11,620
American Honda Finance Corp. 3.180% (LIBOR03M + 0.850%) due 03/29/2021 «~		31,800	31,753
Dubai World (Cash 2.500% and PIK 1.750%) 4.250% (LIBOR03M + 2.500%) due 09/30/2022 ~(d)		11,702	11,087
GHH Holdings Ltd. 2.668% (GBP LIBOR3M +1.850%) due 12/04/2024 «~(k)	GBP	50,000	63,253
HCA, Inc. 4.330% (LIBOR03M + 2.000%) due 03/13/2025 ~		$2,930	2,936
Hotel (PL Property) Ltd. 2.721% (GBP LIBOR3M +1.900%) due 02/07/2023 «~(k)	GBP	36,000	45,606
KRE Broadway Owner LLC 4.112% (LIBOR03M + 1.700%) due 08/10/2023 «~		$100,000	99,825
Las Vegas Sands LLC 4.152% (LIBOR03M + 1.750%) due 03/27/2025 ~		7,245	7,203
Marriott Ownership Resorts, Inc. 4.652% (LIBOR03M + 2.250%) due 08/29/2025 ~		2,786	2,791
MGM Growth Properties Operating Partnership LP 4.402% (LIBOR03M + 2.000%) due 03/21/2025 ~		23,704	23,600
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,474	3,387
Pacific Gas & Electric Co. 4.690% (LIBOR03M + 2.250%) due 12/31/2020 «~		21,525	21,512
PG&E Corp. 1.125% due 12/31/2020 «µ		7,175	7,170
PKY- San Felipe Plaza LP 4.503% (LIBOR03M + 2.050%) due 12/09/2021 «~µ(k)		122,000	122,629
Post Holdings, Inc. 4.404% (LIBOR03M + 2.000%) due 05/24/2024 ~		2,559	2,551
Project Bull 4.412% (LIBOR03M + 2.000%) due 03/10/2020 «~		100,210	100,335
Qatar National Bank SAQ 3.420% (LIBOR03M + 0.900%) due 12/22/2020 «~		68,100	67,998
State Of Qatar 2.983% (LIBOR03M + 2.183%) due 12/21/2020 «~		73,000	72,817
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	19,224
Swissport Financing SARL 4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	9,922	11,381
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(k)		187,007	214,177
Toyota Motor Credit Corp. 2.910% (LIBOR03M + 0.580%) due 11/08/2019 «~		$23,800	23,776
Verifone Systems, Inc. 6.520% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,353	9,096
Wyndham Hotels & Resorts, Inc. 4.152% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,489	1,487
Total Loan Participations and Assignments (Cost $985,172)			977,214
CORPORATE BONDS & NOTES 35.9%
BANKING & FINANCE 24.1%
ABN AMRO Bank NV
2.450% due 06/04/2020		2,100	2,102
3.091% due 08/27/2021 ~		5,400	5,423
AerCap Ireland Capital DAC
3.500% due 01/15/2025		13,250	13,330
3.950% due 02/01/2022		200	206
4.125% due 07/03/2023		4,000	4,161
4.250% due 07/01/2020		18,500	18,775
4.450% due 10/01/2025		23,000	24,258
4.450% due 04/03/2026		3,900	4,117
4.500% due 05/15/2021		3,700	3,816
4.625% due 10/30/2020		15,914	16,319
4.625% due 07/01/2022		1,115	1,165
4.875% due 01/16/2024		36,100	38,867
5.000% due 10/01/2021		400	420
AIA Group Ltd. 2.907% due 09/20/2021 ~		9,800	9,800

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

AIB Group PLC 4.750% due 10/12/2023		1,100	1,157
AIG Global Funding
2.300% due 07/01/2022 (c)		10,800	10,803
3.350% due 06/25/2021		13,000	13,227
Air Lease Corp.
2.500% due 03/01/2021		13,350	13,362
3.500% due 01/15/2022		3,900	3,994
3.750% due 02/01/2022		5,164	5,278
4.250% due 02/01/2024		28,400	29,967
Aircastle Ltd. 5.500% due 02/15/2022		2,500	2,650
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,594
3.950% due 01/15/2028		600	631
4.000% due 01/15/2024		1,500	1,587
Ally Financial, Inc.
4.125% due 03/30/2020		2,900	2,935
8.000% due 03/15/2020		22,806	23,633
Ambac LSNI LLC 7.319% due 02/12/2023 ~		35,961	36,636
American Campus Communities Operating Partnership LP 3.300% due 07/15/2026		1,600	1,615
American Express Co.
3.050% due 05/17/2021 ~		5,900	5,924
3.140% due 05/20/2022 ~		52,000	52,225
3.165% due 11/05/2021 ~		65,550	65,909
3.375% due 05/17/2021		65,590	66,833
3.400% due 02/27/2023		67,600	70,003
3.700% due 11/05/2021		55,000	56,670
3.700% due 08/03/2023		11,700	12,285
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	6,924
4.900% due 02/15/2029		59,950	65,292
American International Group, Inc.
3.750% due 07/10/2025		15,500	16,232
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,604
6.400% due 12/15/2020		1,900	2,006
American Tower Corp.
2.250% due 01/15/2022		1,600	1,593
2.800% due 06/01/2020		1,704	1,708
3.300% due 02/15/2021		3,145	3,184
3.375% due 05/15/2024		7,900	8,128
5.900% due 11/01/2021		4,912	5,286
Australia & New Zealand Banking Group Ltd.
2.985% due 05/17/2021 ~		35,900	36,025
3.300% due 05/17/2021		84,700	86,244
Aviation Capital Group LLC
2.875% due 01/20/2022		6,400	6,446
3.470% due 06/01/2021 ~		17,500	17,594
3.875% due 05/01/2023		78,500	81,102
4.125% due 08/01/2025		25,400	26,456
7.125% due 10/15/2020		3,700	3,914
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		36,300	37,238
5.500% due 01/15/2023		3,631	3,880
AXA Equitable Holdings, Inc. 3.900% due 04/20/2023		4,950	5,159
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	16,600	19,432
8.875% due 04/14/2021 •(i)(j)		6,400	8,123
Banco do Brasil S.A. 6.000% due 01/22/2020		$4,700	4,795
Banco Santander S.A.
3.614% due 02/23/2023 ~		10,000	9,967
3.848% due 04/12/2023		2,200	2,285
Bank of America Corp.
2.151% due 11/09/2020		7,900	7,876
2.625% due 04/19/2021		8,600	8,655
2.881% due 04/24/2023 •		20,400	20,661
2.969% due 10/01/2021 ~		24,550	24,619
3.004% due 12/20/2023 •		3,426	3,489
3.124% due 01/20/2023 •		500	508
3.269% due 03/05/2024 ~		144,600	144,826
3.300% due 01/11/2023		11,165	11,517
3.419% due 12/20/2028 •		67,957	70,039
3.499% due 05/17/2022 •		17,280	17,626
3.550% due 03/05/2024 •		163,000	168,908
3.581% (US0003M + 1.000%) due 04/24/2023 ~		69,800	70,385
3.864% due 07/23/2024 •		68,090	71,462
4.000% due 04/01/2024		1,041	1,110
4.012% (US0003M + 1.420%) due 04/19/2021 ~		11,920	12,147
4.100% due 07/24/2023		28,890	30,839
4.125% due 01/22/2024		15,699	16,794

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Bank of Ireland 7.375% due 06/18/2020 •(i)(j)	EUR	22,947	27,593
Bank of New York Mellon Corp. 2.600% due 08/17/2020		$15,400	15,480
Bank of Nova Scotia 1.875% due 04/26/2021		4,100	4,086
Banque Federative du Credit Mutuel S.A.
3.552% due 07/20/2023 ~		9,700	9,782
3.750% due 07/20/2023		25,800	27,053
Barclays Bank PLC
7.625% due 11/21/2022 (j)		130,220	142,278
10.000% due 05/21/2021	GBP	3,100	4,528
10.179% due 06/12/2021		$224,752	254,395
Barclays PLC
3.200% due 08/10/2021 (m)		42,400	42,718
3.684% due 01/10/2023		50,100	50,769
3.948% due 02/15/2023 ~		72,100	71,768
4.209% (US0003M + 1.625%) due 01/10/2023 ~		48,400	48,527
4.338% due 05/16/2024 •		1,400	1,446
4.610% due 02/15/2023 •		103,800	107,619
4.655% (US0003M + 2.110%) due 08/10/2021 ~		62,700	64,100
6.500% due 09/15/2019 •(i)(j)	EUR	14,600	16,808
7.000% due 09/15/2019 •(i)(j)	GBP	3,200	4,103
7.750% due 09/15/2023 •(i)(j)		$20,600	21,130
7.875% due 09/15/2022 •(i)(j)	GBP	5,100	6,875
8.000% due 12/15/2020 •(i)(j)	EUR	33,107	40,798
BBVA Bancomer S.A.
6.500% due 03/10/2021		$119,600	125,999
7.250% due 04/22/2020		5,000	5,170
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,075
5.375% due 07/24/2023		29,000	30,391
BNP Paribas S.A.
3.500% due 03/01/2023		2,000	2,058
4.705% due 01/10/2025 •		138,200	148,604
5.198% due 01/10/2030 •(m)		59,600	68,277
BOC Aviation Ltd. 3.500% due 10/10/2024		3,800	3,864
Boston Properties LP
3.200% due 01/15/2025		2,100	2,144
3.400% due 06/21/2029		23,400	23,932
4.500% due 12/01/2028		8,600	9,551
BPCE S.A.
4.000% due 09/12/2023		74,900	78,396
4.000% due 04/15/2024		2,000	2,130
Brixmor Operating Partnership LP
3.900% due 03/15/2027		3,090	3,155
4.125% due 06/15/2026		8,500	8,790
4.125% due 05/15/2029		600	627
Brookfield Finance, Inc. 4.000% due 04/01/2024		1,600	1,682
Capital One Financial Corp.
2.400% due 10/30/2020		9,500	9,511
3.033% due 10/30/2020 ~		49,300	49,357
3.450% due 04/30/2021		39,800	40,525
4.250% due 04/30/2025		50,980	54,645
Carlyle Finance LLC 5.650% due 09/15/2048		2,460	2,673
Caterpillar Financial Services Corp. 3.750% due 11/24/2023		1,900	2,022
CBL & Associates LP 5.950% due 12/15/2026		4,800	3,312
CC Holdings GS LLC 3.849% due 04/15/2023		1,500	1,568
Charles Schwab Corp. 2.650% due 01/25/2023		12,400	12,558
Citibank N.A.
2.844% due 05/20/2022 •		34,200	34,472
3.050% due 05/01/2020		160,900	161,789
3.123% due 05/20/2022 ~		45,500	45,574
3.400% due 07/23/2021		35,000	35,746
3.650% due 01/23/2024		8,000	8,411
Citicorp Lease Pass-Through Trust 8.040% due 12/15/2019		13,351	13,681
Citigroup, Inc.
2.350% due 08/02/2021		28,900	28,883
2.650% due 10/26/2020		29,099	29,206
2.700% due 03/30/2021		65,300	65,635
2.750% due 04/25/2022		68,600	69,285
2.876% due 07/24/2023 •		300	304
2.900% due 12/08/2021		10,300	10,407
3.142% due 01/24/2023 •		1,300	1,322
3.200% due 10/21/2026		2,800	2,859
3.531% (US0003M + 0.950%) due 07/24/2023 ~		9,100	9,131
3.540% (US0003M + 0.960%) due 04/25/2022 ~		71,800	72,433
3.543% due 06/01/2024 ~		59,200	59,558

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.569% due 07/01/2026 ~		7,050	7,106
3.710% (US0003M + 1.380%) due 03/30/2021 ~		64,200	65,262
3.887% due 01/10/2028 •		13,000	13,759
3.950% (US0003M + 1.430%) due 09/01/2023 ~		10,626	10,828
4.044% due 06/01/2024 •		3,855	4,076
CNH Industrial Capital LLC 3.875% due 10/15/2021		200	204
Compass Bank
2.750% due 09/29/2019		700	700
3.181% due 06/11/2021 ~		72,350	72,311
3.500% due 06/11/2021		109,800	111,905
Cooperatieve Rabobank UA
3.125% due 04/26/2021		4,000	4,064
3.875% due 09/26/2023		28,950	30,547
4.375% due 08/04/2025		23,800	25,405
5.500% due 06/29/2020 •(i)(j)	EUR	60,703	71,953
6.625% due 06/29/2021 •(i)(j)		42,400	53,477
6.875% due 03/19/2020 (j)		12,500	14,920
Corporate Office Properties LP 5.000% due 07/01/2025		$28,500	30,552
Credit Suisse AG 6.500% due 08/08/2023 (j)		12,600	13,899
Credit Suisse Group AG
2.997% due 12/14/2023 •		1,700	1,715
3.574% due 01/09/2023		3,400	3,472
4.207% due 06/12/2024 •		6,500	6,829
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		3,900	3,907
3.125% due 12/10/2020		25,300	25,501
3.450% due 04/16/2021		36,000	36,566
3.750% due 03/26/2025		56,400	58,912
3.800% due 09/15/2022		132,629	137,498
3.800% due 06/09/2023		94,700	98,240
4.550% due 04/17/2026		1,900	2,067
4.891% (US0003M + 2.290%) due 04/16/2021 ~		154,250	159,209
Crown Castle International Corp.
2.250% due 09/01/2021		4,075	4,057
3.150% due 07/15/2023		1,400	1,428
3.400% due 02/15/2021		3,478	3,526
5.250% due 01/15/2023		21,541	23,462
CubeSmart LP 4.800% due 07/15/2022		2,200	2,320
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		40,300	40,874
Danske Bank A/S
5.000% due 01/12/2022		36,900	38,602
5.375% due 01/12/2024		2,611	2,823
DBS Bank Ltd. 3.300% due 11/27/2021		39,700	40,691
Deutsche Bank AG
0.180% due 12/07/2020 ~	EUR	2,200	2,473
0.327% (EUR003M + 0.650%) due 09/10/2021 ~		5,400	6,007
3.300% due 11/16/2022		$5,900	5,802
3.375% due 05/12/2021		30,100	29,940
3.407% due 01/22/2021 ~		103,600	102,251
3.567% (US0003M + 0.970%) due 07/13/2020 ~		95,700	95,100
3.715% due 11/16/2022 ~		84,300	81,493
3.855% due 02/04/2021 ~		39,300	38,985
3.950% due 02/27/2023		87,400	87,724
4.250% due 02/04/2021		76,000	76,680
4.250% due 10/14/2021		253,700	257,118
5.000% due 02/14/2022		36,800	37,937
Dexia Credit Local S.A. 2.375% due 09/20/2022		57,300	57,876
Digital Realty Trust LP
3.600% due 07/01/2029		16,520	16,741
3.950% due 07/01/2022		28,100	29,286
4.450% due 07/15/2028		54,090	58,701
4.750% due 10/01/2025		8,500	9,318
Duke Realty LP 3.875% due 02/15/2021		200	204
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	17,397	19,164
Encina Business Credit, LLC 5.303% due 12/05/2025 «		$11,450	11,450
EPR Properties 4.950% due 04/15/2028		16,780	18,056
Equinix, Inc. 2.875% due 03/15/2024	EUR	17,900	21,326
ERP Operating LP 2.850% due 11/01/2026		$10,800	10,923
Essex Portfolio LP
3.250% due 05/01/2023		1,600	1,630
3.500% due 04/01/2025		6,100	6,302
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	8,017

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

FCE Bank PLC
0.189% (EUR003M + 0.500%) due 08/26/2020 ~	EUR	1,900	2,151
0.869% due 09/13/2021		3,700	4,222
1.875% due 06/24/2021		4,800	5,586
Federal Realty Investment Trust 3.250% due 07/15/2027		$1,200	1,226
Ford Motor Credit Co. LLC
0.050% due 12/01/2021 ~	EUR	6,300	7,017
0.100% due 12/07/2022 ~		16,800	18,361
0.121% due 05/14/2021 ~		9,400	10,573
2.343% due 11/02/2020		$14,445	14,344
2.459% due 03/27/2020		3,200	3,191
2.597% due 11/04/2019		4,100	4,098
3.006% due 11/02/2020 ~		1,100	1,090
3.021% due 03/06/2024	EUR	11,000	13,265
3.157% due 08/04/2020		$26,715	26,816
3.200% due 01/15/2021		45,537	45,683
3.273% due 09/24/2020 ~		27,490	27,470
3.336% due 03/18/2021		45,700	45,910
3.365% (US0003M + 0.830%) due 08/12/2019 ~		4,700	4,701
3.484% due 10/12/2021 ~		1,932	1,902
3.600% (US0003M + 1.270%) due 03/28/2022 ~		14,057	13,836
3.656% (US0003M + 1.080%) due 08/03/2022 ~		700	685
3.753% due 02/15/2023 ~		21,000	20,396
5.139% due 01/07/2021 ~		35,580	36,223
5.584% due 03/18/2024		60,200	64,523
5.596% due 01/07/2022		129,300	136,959
5.729% due 01/07/2022 ~		24,200	24,963
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,400
GE Capital European Funding Unlimited Co.
0.069% (EUR003M + 0.380%) due 01/21/2020 ~	EUR	1,000	1,138
0.800% due 01/21/2022		4,600	5,333
2.625% due 03/15/2023		2,000	2,461
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$18,800	18,713
3.373% due 11/15/2025		1,541	1,560
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	800	1,098
4.375% due 07/31/2019		2,000	2,546
5.125% due 05/24/2023		1,145	1,615
General Motors Financial Co., Inc.
0.207% due 03/26/2022 ~	EUR	42,000	47,146
2.450% due 11/06/2020		$202,800	202,135
3.105% due 11/06/2020 ~		202,800	202,146
3.150% due 01/15/2020		5,100	5,111
3.200% due 07/13/2020		55,121	55,324
3.500% due 07/10/2019		24,735	24,740
3.527% (US0003M + 0.930%) due 04/13/2020 ~		39,300	39,419
3.550% due 07/08/2022		81,500	82,961
4.200% due 03/01/2021		11,902	12,170
4.200% due 11/06/2021		24,800	25,545
5.100% due 01/17/2024		33,080	35,398
Glitnir Banki HF 0.000% due 12/31/2030 «	EUR	27	1
GLP Capital LP
5.250% due 06/01/2025		$2,390	2,567
5.300% due 01/15/2029		2,500	2,704
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		25,999	26,106
2.876% due 10/31/2022 •		73,700	74,306
3.041% (US0003M + 0.730%) due 12/27/2020 ~		5,000	5,009
3.200% due 02/23/2023		36,600	37,468
3.274% due 02/23/2023 ~		83,600	83,388
3.363% due 10/31/2022 ~		31,900	31,928
3.500% due 01/23/2025		1,300	1,345
3.581% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,811
3.610% (US0003M + 1.200%) due 09/15/2020 ~		24,000	24,240
3.696% (US0003M + 1.110%) due 04/26/2022 ~		12,700	12,811
3.752% (US0003M + 1.160%) due 04/23/2020 ~		31,164	31,361
3.850% due 07/08/2024		16,113	16,908
4.000% due 03/03/2024		8,961	9,510
4.291% (US0003M + 1.770%) due 02/25/2021 ~		99,000	101,259
5.250% due 07/27/2021		1,100	1,162
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	10,220
GSPA Monetization Trust 6.422% due 10/09/2029		16,113	18,893
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		12,100	12,125
3.460% due 03/02/2021 ~		18,900	18,879
3.550% due 05/21/2021		32,500	32,999
HCP, Inc.
3.250% due 07/15/2026 (c)		1,090	1,095
4.000% due 12/01/2022		29,900	31,306

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Hospitality Properties Trust 4.250% due 02/15/2021		55,600	56,223
Host Hotels & Resorts LP 3.750% due 10/15/2023		40	41
HSBC Bank Canada 3.300% due 11/28/2021		95,700	98,550
HSBC Holdings PLC
2.650% due 01/05/2022		1,500	1,506
3.033% due 11/22/2023 •		5,900	5,975
3.086% due 09/11/2021 ~		132,700	132,848
3.120% due 05/18/2021 ~		31,900	31,930
3.262% due 03/13/2023 •		2,000	2,036
3.400% due 03/08/2021		32,700	33,206
4.098% (US0003M + 1.500%) due 01/05/2022 ~		51,900	53,055
4.693% (US0003M + 2.240%) due 03/08/2021 ~		49,699	51,155
4.750% due 07/04/2029 •(i)(j)	EUR	22,600	27,046
5.875% due 09/28/2026 •(i)(j)	GBP	24,600	32,877
ING Bank NV 2.625% due 12/05/2022		$48,200	49,174
ING Groep NV
3.480% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,252
4.100% due 10/02/2023		35,500	37,511
Intercontinental Exchange, Inc. 2.350% due 09/15/2022		2,600	2,604
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,089
8.625% due 01/15/2022		5,700	6,507
Jackson National Life Global Funding
2.375% due 09/15/2022 «(c)		44,700	44,754
2.897% due 10/15/2020 ~		9,300	9,319
3.300% due 06/11/2021		15,000	15,272
John Deere Capital Corp. 3.022% due 06/07/2023 ~		15,490	15,549
JPMorgan Chase & Co.
2.400% due 06/07/2021		14,000	14,039
2.550% due 10/29/2020		13,300	13,334
2.550% due 03/01/2021		7,400	7,417
2.750% due 06/23/2020		72,075	72,370
2.776% due 04/25/2023 •		8,500	8,585
3.012% due 06/18/2022 ~		87,480	87,674
3.250% due 09/23/2022		5	5
3.480% (US0003M + 0.900%) due 04/25/2023 ~		66,300	66,641
3.482% due 07/23/2024 ~		99,100	99,462
3.514% due 06/18/2022 •		40,700	41,591
3.625% due 05/13/2024		1,700	1,791
3.797% due 07/23/2024 •		25,490	26,747
3.811% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,117
4.000% (US0003M + 1.480%) due 03/01/2021 ~		17,900	18,222
JPMorgan Chase Bank N.A.
2.926% due 04/26/2021 ~		145,700	145,901
3.086% due 04/26/2021 •		238,625	239,909
KEB Hana Bank 3.375% due 01/30/2022		18,400	18,794
Kilroy Realty LP 4.375% due 10/01/2025		2,900	3,099
Kimco Realty Corp.
2.700% due 03/01/2024		10,400	10,380
3.300% due 02/01/2025		9,200	9,370
Lazard Group LLC 4.375% due 03/11/2029		100	106
Liberty Property LP 4.750% due 10/01/2020		75	77
Lifestorage LP 3.500% due 07/01/2026		8,900	8,904
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		23,500	25,057
Lloyds Bank PLC
2.400% due 03/17/2020		1,500	1,499
6.500% due 09/14/2020		100	104
7.500% due 04/02/2032 þ		43,800	34,977
12.000% due 12/16/2024 •(i)		229,408	279,390
Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	23,500	27,095
2.769% due 03/07/2025 ~	AUD	9,990	6,877
2.907% due 11/07/2023 •		$5,300	5,298
3.186% due 06/21/2021 ~		41,100	41,128
3.900% due 03/12/2024		10,900	11,375
4.000% due 03/07/2025	AUD	22,100	16,420
4.050% due 08/16/2023		$9,600	10,024
7.625% due 06/27/2023 •(i)(j)	GBP	50,000	69,289
Logicor Financing SARL
1.500% due 11/14/2022	EUR	5,900	6,945
2.250% due 05/13/2025		41,100	49,889
3.250% due 11/13/2028		10,900	13,753
Marsh & McLennan Cos., Inc. 3.500% due 03/10/2025		$4,000	4,169

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

MassMutual Global Funding 2.250% due 07/01/2022 (c)		32,800	32,831
Metropolitan Life Global Funding
2.400% due 06/17/2022		4,700	4,726
3.375% due 01/11/2022		12,800	13,158
3.450% due 12/18/2026		16,000	16,847
3.600% due 01/11/2024		13,000	13,707
Mid-America Apartments LP 4.200% due 06/15/2028		1,300	1,397
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		1,093	1,103
3.236% due 07/26/2021 ~		4,700	4,720
3.260% due 03/02/2023 ~		97,700	97,720
3.455% due 03/02/2023		109,100	112,201
3.535% due 07/26/2021		16,800	17,179
4.400% (US0003M + 1.880%) due 03/01/2021 ~		6,710	6,868
Mizuho Bank Ltd. 2.400% due 03/26/2020		1,300	1,301
Mizuho Financial Group, Inc.
3.269% due 03/05/2023 ~		111,100	111,106
3.549% due 03/05/2023		103,000	106,847
3.922% due 09/11/2024 •		70,600	73,939
Morgan Stanley
2.500% due 04/21/2021		21,200	21,243
2.625% due 11/17/2021		3,000	3,019
3.095% due 02/10/2021 ~		127,900	128,073
3.125% due 07/27/2026		300	306
3.737% due 04/24/2024 •		90,700	94,594
3.772% (US0003M + 1.180%) due 01/20/2022 ~		70,825	71,589
3.981% (US0003M + 1.400%) due 10/24/2023 ~		5,600	5,710
3.992% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,821
5.500% due 01/26/2020		100	102
5.625% due 09/23/2019		200	201
MUFG Bank Ltd. 2.300% due 03/05/2020		2,500	2,498
National Australia Bank Ltd.
3.450% due 12/04/2023		19,000	20,039
3.625% due 06/20/2023		25,600	26,782
Nationwide Building Society
3.766% due 03/08/2024 •		140,400	143,338
4.363% due 08/01/2024 •		19,720	20,589
Natwest Markets PLC
0.080% due 03/02/2020 ~	EUR	10,600	12,065
0.625% due 03/02/2022		6,200	7,087
Navient Corp.
6.150% due 03/10/2021		$2,200	2,152
8.000% due 03/25/2020		1,000	1,037
New York Life Global Funding 2.900% due 01/17/2024		1,800	1,843
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020		2,400	2,391
2.150% due 09/28/2020		600	597
2.650% due 07/13/2022		2,700	2,693
3.020% due 09/28/2022 ~		600	596
3.150% due 03/15/2021		5,200	5,245
3.450% due 03/15/2023		200	205
3.487% (US0003M + 0.890%) due 01/13/2022 ~		9,805	9,819
3.650% due 09/21/2021		300	307
Nordea Bank Abp
2.250% due 05/27/2021		5,400	5,391
2.500% due 09/17/2020		2,100	2,105
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	5,899
Old Republic International Corp. 3.875% due 08/26/2026		2,850	2,932
Omega Healthcare Investors, Inc. 5.250% due 01/15/2026		33,200	35,962
OMX Timber Finance Investments LLC 5.420% due 01/29/2020		88,600	89,316
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022		1,400	1,428
4.125% due 02/01/2029		4,700	5,110
ORIX Corp. 2.650% due 04/13/2021		1,000	1,003
Oversea-Chinese Banking Corp. Ltd. 2.975% due 05/17/2021 ~		53,400	53,438
Physicians Realty LP 3.950% due 01/15/2028		3,900	3,934
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		15,000	15,491
Protective Life Global Funding 3.104% due 04/15/2024		30,100	30,915
Public Storage 2.370% due 09/15/2022		14,900	14,989
QNB Finance Ltd. 3.985% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,267

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Quicken Loans, Inc. 5.250% due 01/15/2028		14,600	14,582
Realty Income Corp.
3.250% due 10/15/2022		4,600	4,719
3.875% due 04/15/2025		2,800	2,979
Reckson Operating Partnership LP 7.750% due 03/15/2020		400	414
Regions Bank 3.374% due 08/13/2021 •		5,600	5,648
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.300% due 03/22/2021		62,900	63,212
3.350% due 10/22/2021		3,500	3,600
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	7,100	8,342
2.500% due 03/22/2023		26,500	32,027
3.498% due 05/15/2023 •		$8,500	8,596
3.875% due 09/12/2023		69,750	71,587
3.899% due 06/25/2024 ~		47,500	47,433
3.988% (US0003M + 1.470%) due 05/15/2023 ~		900	898
4.519% due 06/25/2024 •		32,700	34,064
4.892% due 05/18/2029 •		20,300	21,684
7.500% due 08/10/2020 •(i)(j)		29,300	30,106
7.648% due 09/30/2031 •(i)		14,690	19,207
8.625% due 08/15/2021 •(i)(j)		25,600	27,654
Santander Holdings USA, Inc. 3.400% due 01/18/2023		3,400	3,451
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,800	10,829
2.875% due 08/05/2021		70,339	70,472
3.125% due 01/08/2021		7,900	7,952
Santander UK PLC
2.125% due 11/03/2020		200	199
3.400% due 06/01/2021		43,600	44,334
3.750% due 11/15/2021		32,400	33,410
SBA Tower Trust
2.877% due 07/15/2046		13,500	13,540
3.156% due 10/10/2045		2,400	2,406
Scentre Group Trust 3.500% due 02/12/2025		1,000	1,023
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		18,500	19,200
Simon Property Group LP
2.750% due 06/01/2023		8,100	8,217
3.375% due 12/01/2027		4,600	4,786
Skandinaviska Enskilda Banken AB
2.955% due 05/17/2021 ~		152,100	152,523
3.250% due 05/17/2021		126,500	128,805
SL Green Operating Partnership LP 3.505% due 08/16/2021 ~		2,100	2,101
SL Green Realty Corp. 4.500% due 12/01/2022		850	892
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,700	5,698
4.125% due 07/15/2023		1,300	1,361
Societe Generale S.A. 4.250% due 09/14/2023		70,250	73,933
Springleaf Finance Corp.
6.125% due 05/15/2022		35,520	38,273
6.875% due 03/15/2025		41,090	45,095
8.250% due 12/15/2020		83,699	90,081
Stadshypotek AB 2.500% due 04/05/2022		1,200	1,212
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		5,500	5,501
2.514% due 01/17/2020		4,100	4,103
2.971% due 10/16/2020 ~		9,000	9,014
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,299	2,320
3.341% due 10/18/2022 ~		4,300	4,310
3.732% (US0003M + 1.140%) due 10/19/2021 ~		10,400	10,550
4.133% (US0003M + 1.680%) due 03/09/2021 ~		7,000	7,146
Svenska Handelsbanken AB
2.995% due 05/24/2021 ~		45,500	45,720
3.350% due 05/24/2021		99,150	101,002
3.900% due 11/20/2023		34,700	36,775
Synchrony Bank 3.650% due 05/24/2021		17,900	18,198
Synchrony Financial
3.700% due 08/04/2026		2,800	2,781
5.150% due 03/19/2029		4,850	5,228
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,706	27,111
5.661% due 10/13/2041		8,352	13,714
5.744% due 04/13/2040		8,941	14,850
5.801% due 10/13/2040		23,122	38,840

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Toronto-Dominion Bank
2.250% due 03/15/2021		$40,100	40,222
2.500% due 01/18/2023		40,900	41,375
3.350% due 10/22/2021		44,300	45,603
Toyota Motor Credit Corp. 2.925% due 05/17/2022 ~		54,000	54,153
U.S. Bank N.A.
2.906% due 04/26/2021 ~		58,500	58,604
3.150% due 04/26/2021		38,500	39,201
3.400% due 07/24/2023		76,500	79,908
UBS AG
3.000% due 12/01/2020 ~		67,800	68,039
5.125% due 05/15/2024 (j)		300	319
7.625% due 08/17/2022 (j)		35,249	39,547
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		9,800	9,850
2.950% due 09/24/2020		19,999	20,133
3.000% due 04/15/2021		113,155	114,199
4.109% (US0003M + 1.530%) due 02/01/2022 ~		17,300	17,704
4.125% due 09/24/2025		24,300	25,940
4.125% due 04/15/2026		39,400	42,110
4.377% (US0003M + 1.780%) due 04/14/2021 ~		184,300	188,810
UDR, Inc.
4.000% due 10/01/2025		3,200	3,402
4.400% due 01/26/2029		5,000	5,465
UniCredit SpA
6.497% due 01/14/2022 ~		47,200	49,117
6.572% due 01/14/2022		21,050	22,379
7.830% due 12/04/2023		341,750	390,662
Unigel Luxembourg S.A. 10.500% due 01/22/2024		30,600	32,895
United Overseas Bank Ltd.
3.072% due 04/23/2021 ~		26,200	26,263
3.200% due 04/23/2021		14,200	14,444
Ventas Realty LP 4.125% due 01/15/2026		5,000	5,293
VEREIT Operating Partnership LP
4.625% due 11/01/2025		6,600	7,109
4.875% due 06/01/2026		4,500	4,868
Volkswagen Bank GmbH
0.102% due 06/15/2021 ~	EUR	9,300	10,565
0.625% due 09/08/2021		17,800	20,451
1.159% due 08/01/2022 ~		5,000	5,788
1.250% due 08/01/2022		32,800	38,260
1.875% due 01/31/2024		4,300	5,130
Volkswagen Financial Services AG 0.250% due 10/16/2020		5,900	6,732
Volkswagen Financial Services NV 1.875% due 09/07/2021	GBP	9,100	11,613
Volkswagen Leasing GmbH
0.140% (EUR003M + 0.450%) due 07/06/2021 ~	EUR	29,300	33,265
0.250% due 02/16/2021		20,900	23,841
1.000% due 02/16/2023		8,700	10,065
2.625% due 01/15/2024		6,700	8,262
Washington Prime Group LP 5.950% due 08/15/2024 (m)		$115,866	110,218
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,776
3.250% due 10/05/2020		26,000	26,249
3.750% due 09/17/2024		12,300	12,871
Wells Fargo & Co.
2.150% due 01/30/2020		1,500	1,499
2.550% due 12/07/2020		200	201
3.000% due 02/19/2025		4,800	4,882
3.000% due 04/22/2026		5,000	5,060
3.069% due 01/24/2023		4,000	4,063
3.500% due 03/08/2022		2,000	2,058
3.750% due 01/24/2024		36,700	38,595
3.813% (US0003M + 1.230%) due 10/31/2023 ~		53,900	54,950
3.843% (US0003M + 1.340%) due 03/04/2021 ~		100	102
6.180% (US0003M + 3.770%) due 09/15/2019 ~(i)		128,059	128,911
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •		62,600	63,226
3.092% due 07/23/2021 ~		12,850	12,866
3.102% due 10/22/2021 ~		60,900	61,033
3.141% (US0003M + 0.620%) due 05/27/2022 ~		60,400	60,546
3.325% due 07/23/2021 •		18,900	19,081
3.550% due 08/14/2023		38,500	40,189
3.625% due 10/22/2021		97,500	100,255
Welltower, Inc. 4.250% due 04/01/2026		800	853
Westpac Banking Corp. 2.100% due 02/25/2021		8,500	8,504
WP Carey, Inc.
4.000% due 02/01/2025		13,550	14,000
4.250% due 10/01/2026		900	938

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.600% due 04/01/2024		7,500	7,919

			15,947,289

INDUSTRIALS 8.6%
AbbVie, Inc.
2.300% due 05/14/2021		1,265	1,261
2.500% due 05/14/2020		800	800
2.900% due 11/06/2022		45,724	46,043
3.750% due 11/14/2023		3,400	3,547
Activision Blizzard, Inc. 2.600% due 06/15/2022		5,300	5,345
Allergan Finance LLC 3.250% due 10/01/2022		10,751	10,930
Allergan Funding SCS 3.450% due 03/15/2022		35,672	36,424
Allergan Sales LLC
4.875% due 02/15/2021		1,100	1,133
5.000% due 12/15/2021		9,000	9,412
Allergan, Inc. 3.375% due 09/15/2020		1,000	1,010
Altice Financing S.A.
6.625% due 02/15/2023		2,000	2,055
7.500% due 05/15/2026		66,000	66,502
Altice France S.A.
6.250% due 05/15/2024		584	604
7.375% due 05/01/2026		49,700	51,067
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,044	1,219
7.750% due 05/15/2022		$944	962
Altria Group, Inc. 9.250% due 08/06/2019		1,500	1,509
Amazon.com, Inc.
2.400% due 02/22/2023		8,000	8,080
2.800% due 08/22/2024		1,000	1,030
American Airlines Pass-Through Trust
3.000% due 04/15/2030		10,226	10,229
3.250% due 04/15/2030		7,984	7,934
3.375% due 11/01/2028		3,532	3,600
3.650% due 08/15/2030		1,440	1,496
Amgen, Inc.
1.850% due 08/19/2021		4,700	4,655
3.125% due 05/01/2025		8,000	8,187
3.625% due 05/15/2022		2,400	2,475
3.875% due 11/15/2021		17,322	17,869
Amphenol Corp. 3.200% due 04/01/2024		1,900	1,948
Andeavor Logistics LP 5.500% due 10/15/2019		1,495	1,502
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		3,146	3,248
3.700% due 02/01/2024		12,000	12,638
Anthem, Inc.
2.500% due 11/21/2020		900	902
2.950% due 12/01/2022		10,000	10,146
3.300% due 01/15/2023		9,400	9,647
AP Moller - Maersk A/S
3.750% due 09/22/2024		2,200	2,229
4.500% due 06/20/2029		19,600	19,958
Apple, Inc.
3.000% due 02/09/2024		5,000	5,170
3.000% due 06/20/2027		1,000	1,025
AstraZeneca PLC
3.190% due 08/17/2023 ~		1,600	1,596
3.500% due 08/17/2023		2,800	2,921
AutoNation, Inc. 3.350% due 01/15/2021		1,840	1,857
Bacardi Ltd. 4.450% due 05/15/2025		18,000	19,140
BAT Capital Corp.
2.297% due 08/14/2020		61,823	61,691
2.764% due 08/15/2022		22,632	22,700
3.118% due 08/14/2020 ~		86,300	86,526
3.222% due 08/15/2024		11,700	11,803
3.398% due 08/15/2022 ~		85,300	85,563
BAT International Finance PLC
1.625% due 09/09/2019		6,300	6,287
2.750% due 06/15/2020		31,800	31,879
Baxalta, Inc. 2.875% due 06/23/2020		1,637	1,642
Bayer U.S. Finance LLC
2.750% due 07/15/2021		1,200	1,201
2.979% due 06/25/2021 ~		17,400	17,289
3.420% due 12/15/2023 ~		12,600	12,382
3.500% due 06/25/2021		4,700	4,768
3.875% due 12/15/2023		17,200	17,833

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.250% due 12/15/2025	32,600	34,500
Biogen, Inc. 3.625% due 09/15/2022	2,500	2,580
BMW U.S. Capital LLC
3.100% due 04/12/2021	600	607
3.300% due 04/06/2027	900	925
Broadcom Corp.
2.200% due 01/15/2021	1,300	1,289
2.375% due 01/15/2020	36,290	36,231
2.650% due 01/15/2023	1,400	1,381
3.000% due 01/15/2022	13,665	13,723
3.625% due 01/15/2024	24,700	24,968
Broadcom, Inc.
3.125% due 04/15/2021	116,400	117,192
3.125% due 10/15/2022	126,400	127,141
3.625% due 10/15/2024	105,100	105,726
Brown-Forman Corp. 3.500% due 04/15/2025	4,700	4,945
Campbell Soup Co.
3.300% due 03/15/2021	41,625	42,164
3.650% due 03/15/2023	36,600	37,692
3.950% due 03/15/2025	400	416
4.150% due 03/15/2028	34,200	35,720
Centene Corp. 5.375% due 06/01/2026	26,700	28,135
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	10,890	11,224
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	1,100	1,090
2.362% due 05/28/2021	3,500	3,498
2.567% due 11/02/2021	1,613	1,618
Charter Communications Operating LLC
3.579% due 07/23/2020	33,899	34,205
4.229% due 02/01/2024 ~	60,500	60,791
4.464% due 07/23/2022	75,460	79,296
4.908% due 07/23/2025	50,800	55,164
Cigna Holding Co. 5.125% due 06/15/2020	3,300	3,381
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/2022	2,292	2,824
Comcast Corp.
2.759% due 10/01/2021 ~	7,363	7,394
3.150% due 03/01/2026	3,500	3,618
3.700% due 04/15/2024	4,300	4,565
Conagra Brands, Inc.
3.250% due 09/15/2022	874	890
3.342% due 10/22/2020 ~	9,900	9,902
3.800% due 10/22/2021	5,050	5,190
4.300% due 05/01/2024	4,000	4,243
Constellation Brands, Inc. 3.218% due 11/15/2021 ~	3,300	3,302
Continental Airlines Pass-Through Trust 7.707% due 10/02/2022	318	329
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	1,650	1,613
Corning, Inc. 2.900% due 05/15/2022	5	5
Covidien International Finance S.A. 2.950% due 06/15/2023	2,600	2,662
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	19,331
4.500% due 04/04/2048	6,900	6,833
CVS Health Corp.
2.800% due 07/20/2020	6,700	6,718
3.125% due 03/09/2020	3,300	3,313
3.350% due 03/09/2021	1,100	1,115
3.500% due 07/20/2022	17,784	18,277
3.700% due 03/09/2023	105,700	109,192
4.300% due 03/25/2028	47,600	50,210
CVS Pass-Through Trust 8.353% due 07/10/2031	205	258
D.R. Horton, Inc.
2.550% due 12/01/2020	200	200
4.000% due 02/15/2020	700	705
Daimler Finance North America LLC
1.750% due 10/30/2019	3,700	3,689
2.000% due 07/06/2021	1,600	1,584
2.300% due 02/12/2021	2,400	2,391
2.955% due 05/04/2020 ~	5,000	5,005
2.965% due 02/12/2021 ~	18,200	18,186
3.100% due 05/04/2020	63,000	63,343
3.115% due 05/04/2021 ~	70,800	70,835
3.350% due 05/04/2021	141,400	143,403
3.400% due 02/22/2022	47,000	47,954
3.403% due 02/22/2022 ~	43,100	43,376
3.405% due 05/04/2023 ~	57,400	57,412

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.700% due 05/04/2023		20,600	21,319
3.750% due 11/05/2021		1,100	1,128
Danone S.A.
2.077% due 11/02/2021		1,097	1,090
2.589% due 11/02/2023		5,785	5,818
Dell International LLC
4.420% due 06/15/2021		129,930	133,851
5.450% due 06/15/2023		99,800	107,633
Delta Air Lines, Inc.
3.400% due 04/19/2021		12,300	12,487
3.625% due 03/15/2022		5,980	6,084
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		12,720	12,588
2.820% due 01/19/2022		4,960	5,005
3.600% due 01/19/2027		4,200	4,308
Discovery Communications LLC 2.950% due 03/20/2023		4,900	4,947
DISH DBS Corp. 7.875% due 09/01/2019		1,300	1,308
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020		700	703
3.010% due 06/15/2021 ~		45,880	46,099
DXC Technology Co. 3.470% due 03/01/2021 ~		10,077	10,077
eBay, Inc.
2.150% due 06/05/2020		4,300	4,290
2.600% due 07/15/2022		13,010	13,038
3.800% due 03/09/2022		2,100	2,174
Ecolab, Inc. 4.350% due 12/08/2021		3,088	3,241
Enbridge, Inc.
2.984% due 01/10/2020 ~		92,900	92,928
3.110% (US0003M + 0.700%) due 06/15/2020 ~		13,700	13,740
Energy Transfer Operating LP
3.600% due 02/01/2023		2,300	2,351
4.250% due 03/15/2023		4,135	4,319
4.650% due 06/01/2021		5,110	5,301
Energy Transfer Partners LP
4.500% due 11/01/2023		34,709	36,674
5.000% due 10/01/2022		4,722	5,020
Enterprise Products Operating LLC
3.350% due 03/15/2023		3,100	3,192
3.500% due 02/01/2022		3,700	3,799
4.050% due 02/15/2022		2,710	2,819
5.200% due 09/01/2020		6,325	6,544
EQM Midstream Partners LP 4.750% due 07/15/2023		8,010	8,308
Equifax, Inc.
3.388% due 08/15/2021 ~		2,700	2,694
3.600% due 08/15/2021		5,900	6,013
ERAC USA Finance LLC
2.350% due 10/15/2019		1,200	1,199
4.500% due 08/16/2021		1,600	1,668
Fidelity National Information Services, Inc. 2.250% due 08/15/2021		1,200	1,198
Full House Resorts, Inc.
8.575% due 01/31/2024		37,136	36,602
9.738% due 02/02/2024		3,133	3,088
GATX Corp. 3.285% due 11/05/2021 ~		14,200	14,144
General Electric Co.
0.000% (EUR003M + 0.300%) due 05/28/2020 ~	EUR	1,000	1,137
0.375% due 05/17/2022		5,500	6,291
2.700% due 10/09/2022		$4,100	4,095
3.100% due 01/09/2023		800	807
4.650% due 10/17/2021		2,500	2,605
5.500% due 01/08/2020		4,000	4,057
5.500% due 06/07/2021	GBP	8,500	11,588
5.550% due 01/05/2026		$46,700	52,176
7.500% due 08/21/2035		2,100	2,657
General Mills, Inc. 6.610% due 10/15/2022		13,700	14,434
General Motors Co. 3.365% (US0003M + 0.800%) due 08/07/2020 ~		1,700	1,702
Georgia-Pacific LLC
2.539% due 11/15/2019		1,500	1,500
5.400% due 11/01/2020		1,700	1,768
GlaxoSmithKline Capital PLC
2.878% due 05/14/2021 ~		73,900	74,079
3.125% due 05/14/2021		66,000	67,139
Hamilton College 4.750% due 07/01/2113		29,370	32,733
Harris Corp. 2.700% due 04/27/2020		1,500	1,502
HCA, Inc.
5.375% due 09/01/2026		24,300	26,244

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

5.875% due 03/15/2022		12,400	13,552
5.875% due 02/01/2029		1,700	1,866
Heathrow Funding Ltd. 4.875% due 07/15/2023		6,000	6,391
Heineken NV
2.750% due 04/01/2023		6,550	6,648
3.400% due 04/01/2022		4,730	4,868
Hewlett Packard Enterprise Co. 3.318% due 10/05/2021 ~		44,100	44,108
Huntsman International LLC 5.125% due 11/15/2022		1,200	1,269
Imperial Brands Finance PLC
2.950% due 07/21/2020		41,750	41,869
3.750% due 07/21/2022		43,370	44,651
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		7,200	7,593
5.710% due 11/15/2023		6,400	7,028
Japan Tobacco, Inc. 2.000% due 04/13/2021		2,500	2,479
JT International Financial Services BV 3.500% due 09/28/2023		4,500	4,678
Kerr-McGee Corp. 6.950% due 07/01/2024		2,163	2,535
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		28,940	29,560
4.057% due 05/25/2023		10,600	11,132
Komatsu Finance America, Inc.
2.118% due 09/11/2020		2,700	2,688
2.437% due 09/11/2022		3,900	3,897
Kraft Heinz Foods Co.
3.115% due 02/10/2021 ~		2,000	1,997
3.375% due 06/15/2021		3,400	3,457
3.500% due 06/06/2022		12,619	12,959
3.500% due 07/15/2022		9,800	10,031
4.000% due 06/15/2023		136,200	142,546
4.875% due 02/15/2025		36,428	37,575
7.125% due 08/01/2039		6,800	8,371
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		41,815	42,430
4.500% due 08/15/2025		3,779	3,760
Lockheed Martin Corp. 3.100% due 01/15/2023		2,700	2,772
Marriott International, Inc.
3.120% due 12/01/2020 ~		12,700	12,753
3.600% due 04/15/2024		16,600	17,305
4.150% due 12/01/2023		56,700	60,118
Masco Corp.
3.500% due 04/01/2021		1,500	1,522
5.950% due 03/15/2022		1,300	1,407
McDonald's Corp.
3.012% due 10/28/2021 ~		32,790	32,821
3.350% due 04/01/2023		3,200	3,321
3.700% due 01/30/2026		2,700	2,872
Medtronic, Inc.
3.125% due 03/15/2022		100	103
3.150% due 03/15/2022		7,800	8,026
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	17,917
Microchip Technology, Inc. 3.922% due 06/01/2021		10,270	10,456
Micron Technology, Inc.
4.975% due 02/06/2026		13,300	14,039
5.500% due 02/01/2025		7,300	7,546
Molson Coors Brewing Co. 2.100% due 07/15/2021		4,200	4,176
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		24,136	23,911
Mondelez International, Inc. 3.625% due 05/07/2023		58,000	60,842
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP 4.700% due 04/15/2048		$7,200	7,377
Mylan NV
2.250% due 11/22/2024	EUR	6,100	7,074
3.150% due 06/15/2021		$5,300	5,301
3.950% due 06/15/2026		2,600	2,511
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,458
NetApp, Inc. 3.375% due 06/15/2021		1,200	1,214
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	19,834
Newell Brands, Inc. 4.200% due 04/01/2026		$2,400	2,386

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Nissan Motor Acceptance Corp. 2.600% due 09/28/2022	400	398
Northrop Grumman Corp.
2.550% due 10/15/2022	7,400	7,443
3.500% due 03/15/2021	388	396
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023	1,049	1,088
7.041% due 10/01/2023	7,377	8,049
7.150% due 04/01/2021	691	683
NTT Finance Corp. 1.900% due 07/21/2021	9,400	9,323
NXP BV
3.875% due 09/01/2022	4,935	5,087
4.125% due 06/01/2021	14,702	15,078
4.625% due 06/15/2022	2,800	2,940
4.625% due 06/01/2023	7,000	7,396
5.350% due 03/01/2026	12,800	14,191
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/29/2019 (g)(i)	38,250	421
Oracle Corp.
1.900% due 09/15/2021	24,100	23,975
2.800% due 07/08/2021	700	709
3.400% due 07/08/2024	5,000	5,241
Owens Corning 4.200% due 12/01/2024	1,700	1,767
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020	30	31
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	5,100	5,158
5.250% due 08/15/2022	51,566	54,563
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023	2,700	2,825
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	6,405	6,530
3.450% due 07/01/2024	34,800	35,868
3.650% due 07/29/2021	1,000	1,023
4.125% due 08/01/2023	11,800	12,412
Pernod Ricard S.A.
4.450% due 01/15/2022	21,200	22,185
5.750% due 04/07/2021	1,500	1,584
Petronas Capital Ltd. 5.250% due 08/12/2019	2,800	2,809
Philip Morris International, Inc.
1.875% due 02/25/2021	1,500	1,492
2.375% due 08/17/2022	13,300	13,308
2.500% due 11/02/2022	5,800	5,824
3.250% due 11/10/2024	3,817	3,954
Phillips 66 3.121% due 02/26/2021 ~	2,300	2,300
QUALCOMM, Inc. 3.313% (US0003M + 0.730%) due 01/30/2023 ~	5,000	5,019
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	8,850	8,839
2.903% (US0003M + 0.560%) due 06/24/2022 ~	5,200	5,184
Republic Services, Inc.
3.550% due 06/01/2022	1,100	1,135
5.250% due 11/15/2021	3,575	3,809
Reynolds American, Inc. 4.000% due 06/12/2022	15,956	16,552
Rockies Express Pipeline LLC 5.625% due 04/15/2020	8,889	9,078
Rockwell Collins, Inc. 2.800% due 03/15/2022	4,015	4,057
Rolls-Royce PLC 2.375% due 10/14/2020	200	200
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	34,235	35,560
SASOL Financing USA LLC 5.875% due 03/27/2024	17,100	18,534
Saudi Arabian Oil Co. 2.750% due 04/16/2022	10,800	10,901
Schlumberger Oilfield UK PLC 4.200% due 01/15/2021	1,345	1,376
Sherwin-Williams Co. 2.750% due 06/01/2022	1,700	1,718
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	71,900	71,793
2.400% due 09/23/2021	11,500	11,480
2.875% due 09/23/2023	800	808
Siemens Financieringsmaatschappij NV 2.000% due 09/15/2023	800	790
Solvay Finance America LLC 3.400% due 12/03/2020	5,254	5,305
Southern Co.
2.350% due 07/01/2021	13,975	13,965
2.750% due 06/15/2020	1,000	1,003

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Spectra Energy Partners LP 3.179% (US0003M + 0.700%) due 06/05/2020 ~		5,900	5,918
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		11,563	11,937
4.600% due 06/15/2028		6,800	7,137
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,629	4,853
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		2,363	2,368
4.738% due 09/20/2029		19,300	20,072
5.152% due 09/20/2029		54,600	56,375
Suntory Holdings Ltd. 2.550% due 06/28/2022		8,000	7,998
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	3,024
Syngenta Finance NV
4.441% due 04/24/2023		14,600	15,182
4.892% due 04/24/2025		4,700	4,906
5.182% due 04/24/2028		12,000	12,489
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020		7,800	7,943
4.000% due 11/26/2021		21,100	21,805
4.400% due 11/26/2023		58,300	62,480
Tech Data Corp. 3.700% due 02/15/2022		2,565	2,609
Telefonica Emisiones S.A. 5.462% due 02/16/2021		2,600	2,724
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	13,542
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020		400	448
2.800% due 07/21/2023		$900	783
3.250% due 04/15/2022	EUR	20,200	22,720
4.500% due 03/01/2025		20,900	22,876
6.000% due 04/15/2024		$9,100	8,617
Textron, Inc. 3.095% due 11/10/2020 ~		11,000	11,000
Time Warner Cable LLC 5.000% due 02/01/2020		3,500	3,546
Total Capital International S.A. 3.750% due 04/10/2024		5,000	5,333
Toyota Industries Corp. 3.110% due 03/12/2022		15,700	15,979
Toyota Motor Corp. 2.157% due 07/02/2022 (c)		21,800	21,799
Toyota Tsusho Corp. 3.625% due 09/13/2023		1,700	1,770
TransCanada PipeLines Ltd.
3.750% due 10/16/2023		1,800	1,876
9.875% due 01/01/2021		1,200	1,326
United Airlines Pass-Through Trust 3.100% due 01/07/2030		1,750	1,762
United Group BV
4.375% due 07/01/2022	EUR	20,228	23,582
4.875% due 07/01/2024		5,700	6,749
United Technologies Corp.
3.175% due 08/16/2021 ~		$2,900	2,902
3.350% due 08/16/2021		3,170	3,241
3.650% due 08/16/2023		21,700	22,732
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	12,733
5.250% due 05/15/2029		8,000	10,537
VMware, Inc.
2.300% due 08/21/2020		$4,820	4,807
2.950% due 08/21/2022		5,100	5,141
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		8,700	8,697
3.305% due 11/13/2020 ~		74,900	75,222
3.475% due 11/12/2021 ~		97,100	97,913
3.875% due 11/13/2020		2,700	2,757
4.000% due 11/12/2021		60,400	62,344
4.250% due 11/13/2023		123,600	130,145
4.750% due 11/13/2028		34,700	37,775
Volkswagen International Finance NV
1.239% due 11/16/2024 ~	EUR	18,700	21,712
4.000% due 08/12/2020		$2,012	2,044
Vulcan Materials Co. 3.170% due 03/01/2021 ~		600	601
Waste Management, Inc. 2.400% due 05/15/2023		1,250	1,255
Western Midstream Operating LP 5.375% due 06/01/2021		5,300	5,476
WestJet Airlines Ltd. 3.500% due 06/16/2021		30,100	30,271
WestRock RKT LLC 4.900% due 03/01/2022		5,280	5,582

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Woodside Finance Ltd. 3.650% due 03/05/2025		100	103
WPP Finance 4.750% due 11/21/2021		9,613	10,074
Wynn Las Vegas LLC 5.500% due 03/01/2025		17,000	17,600
Yara International ASA 4.750% due 06/01/2028		6,200	6,686
ZF North America Capital, Inc. 4.500% due 04/29/2022		800	815
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		10,436	10,446
3.169% due 03/19/2021 ~		1,300	1,299
3.375% due 11/30/2021		1,700	1,730
Zoetis, Inc.
2.960% due 08/20/2021 ~		6,000	5,958
3.250% due 08/20/2021		1,900	1,930
3.250% due 02/01/2023		5,000	5,105
			5,652,959
SPECIALTY FINANCE 0.4%
CIMIC Group Ltd.
0.000% due 07/03/2019 (g)(k)	AUD	177,941	124,975
0.000% due 07/18/2019 (g)(k)		$9,000	8,988
0.000% due 08/15/2019 (g)(k)	AUD	25,000	17,493
0.000% due 08/29/2019 (g)(k)		$12,000	11,930
0.000% due 09/12/2019 (g)(k)		8,000	7,942
0.000% due 09/26/2019 (g)(k)		12,000	11,895
0.000% due 10/03/2019 (g)(k)		12,000	11,886
0.000% due 11/28/2019 (g)(k)		3,200	3,147
Greensill Capital UK Ltd. 5.093% due 12/05/2019 (k)		20,000	19,650
Lloyds Banking Group PLC
3.870% due 09/04/2019 (k)		14,161	14,166
3.870% due 09/02/2020 (k)		14,161	14,179
3.870% due 09/02/2021 (k)		14,161	14,191
			260,442

UTILITIES 2.8%
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	8,340
American Electric Power Co., Inc. 3.650% due 12/01/2021		1,000	1,031
American Transmission Systems, Inc. 5.250% due 01/15/2022		2,050	2,185
American Water Capital Corp.
3.400% due 03/01/2025		1,458	1,516
3.850% due 03/01/2024		1,400	1,474
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	4,000	5,067
AT&T, Inc.
3.270% due 06/01/2021 ~		$187,790	188,782
3.400% due 05/15/2025		18,800	19,332
3.547% (US0003M + 0.950%) due 07/15/2021 ~		182,733	184,389
3.600% due 02/17/2023		1,800	1,869
3.616% due 06/12/2024 ~		102,800	104,166
3.800% due 03/15/2022		8,067	8,369
4.000% due 01/15/2022		700	727
4.350% due 03/01/2029		4,600	4,939
4.450% due 05/15/2021		7,700	7,993
4.600% due 02/15/2021		1,050	1,081
Baltimore Gas & Electric Co.
2.800% due 08/15/2022		1,256	1,272
3.350% due 07/01/2023		700	725
Blue Racer Midstream LLC 6.125% due 11/15/2022		21,964	22,376
British Telecommunications PLC 4.500% due 12/04/2023		14,595	15,625
British Transco International Finance BV 0.000% due 11/04/2021 (g)		1,100	1,035
Consolidated Edison Co. of New York, Inc. 2.749% due 06/25/2021 ~		12,590	12,626
Duke Energy Carolinas LLC 3.350% due 05/15/2022		1,000	1,034
Duke Energy Corp.
2.400% due 08/15/2022		10,600	10,597
3.028% due 05/14/2021 ~		43,400	43,519
3.050% due 08/15/2022		1,900	1,937
3.101% due 03/11/2022 ~		49,800	50,066
3.550% due 09/15/2021		1,000	1,022
3.750% due 04/15/2024		9,000	9,503
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,200	5,606

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Duke Energy Progress LLC 3.375% due 09/01/2023	1,900	1,981
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	2,900	3,025
Edison International
2.950% due 03/15/2023	600	575
5.750% due 06/15/2027	5,900	6,344
Enable Midstream Partners LP 4.950% due 05/15/2028	3,690	3,875
Enel Finance International NV
4.250% due 09/14/2023	3,000	3,151
4.625% due 09/14/2025	28,500	30,601
Entergy Arkansas LLC
3.050% due 06/01/2023	1,600	1,632
3.750% due 02/15/2021	2,300	2,347
Entergy Corp.
4.000% due 07/15/2022	15,300	15,917
5.125% due 09/15/2020	600	614
Entergy Gulf States Louisiana LLC 3.950% due 10/01/2020	200	203
Eversource Energy 2.750% due 03/15/2022	1,300	1,316
Exelon Corp.
3.950% due 06/15/2025	733	783
5.150% due 12/01/2020	2,100	2,166
FirstEnergy Corp. 3.900% due 07/15/2027	2,000	2,100
Florida Power & Light Co. 3.700% due 12/01/2047	1,700	1,777
Genesis Energy LP 6.750% due 08/01/2022	32,334	32,738
Interstate Power & Light Co. 3.250% due 12/01/2024	9,870	10,197
Kansas City Power & Light Co. 3.150% due 03/15/2023	425	438
LG&E & KU Energy LLC 3.750% due 11/15/2020	3,100	3,146
Metropolitan Edison Co. 3.500% due 03/15/2023	2,355	2,430
Monongahela Power Co. 3.550% due 05/15/2027	4,000	4,137
National Rural Utilities Cooperative Finance Corp.
2.950% due 02/07/2024	3,250	3,334
8.000% due 03/01/2032	165	240
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/2023	2,400	2,418
2.835% due 09/03/2019 ~	181,200	181,268
2.900% due 04/01/2022	4,000	4,070
2.921% due 08/21/2020 ~	30,880	30,869
3.200% due 02/25/2022	155,450	158,427
3.241% due 02/25/2022 ~	92,550	93,106
3.342% due 09/01/2020	15,900	16,082
3.625% due 06/15/2023	5,175	5,381
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,047
4.278% due 12/15/2028	14,300	15,741
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021	25,050	24,925
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (d)	66,107	41,642
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022	4,365	4,212
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (d)	19,907	5,080
Ohio Power Co. 5.375% due 10/01/2021	950	1,015
Oncor Electric Delivery Co. LLC 4.100% due 06/01/2022	690	724
Petrobras Global Finance BV
5.299% due 01/27/2025 (m)	7,278	7,740
6.125% due 01/17/2022	2,274	2,441
Plains All American Pipeline LP 2.600% due 12/15/2019	4,167	4,164
Progress Energy, Inc. 3.150% due 04/01/2022	1,200	1,223
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	9,281	9,305
Rio Oil Finance Trust
8.200% due 04/06/2028	2,200	2,475
9.250% due 07/06/2024	12,125	13,565
9.750% due 01/06/2027	32,120	37,019
Sempra Energy 2.860% due 03/15/2021 ~	30,290	30,173
Southern California Gas Co. 3.200% due 06/15/2025	2,500	2,543

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Southern Co. Gas Capital Corp. 3.500% due 09/15/2021	3,100	3,171
Southern Power Co. 2.937% due 12/20/2020 ~	4,800	4,802
Sprint Communications, Inc.
6.000% due 11/15/2022	1,000	1,045
7.000% due 03/01/2020	4,000	4,110
Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,567
Telstra Corp. Ltd. 4.800% due 10/12/2021	2,900	3,051
Verizon Communications, Inc.
3.073% (US0003M + 0.550%) due 05/22/2020 ~	4,600	4,618
3.376% due 02/15/2025	246,447	257,346
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	11
Vodafone Group PLC
3.591% due 01/16/2024 ~	18,100	18,158
3.750% due 01/16/2024	26,800	28,075
		1,882,879
Total Corporate Bonds & Notes (Cost $23,081,761)		23,743,569

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Irvine Unified School District, California Special Tax Notes, Series 2011
6.328% due 09/01/2019	500	503
6.578% due 09/01/2020	1,000	1,044
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,201
8.360% due 08/01/2040	9,525	10,013
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	293
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009 7.942% due 10/01/2038	1,000	1,014
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	4,770	5,804
		22,878

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	199
GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	50,505	66,087
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	23,180	24,372
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,340	2,784
7.750% due 01/01/2042	1,100	1,243
		28,399

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	20,905	21,202
MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000 7.590% due 02/01/2022	12,200	12,852
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	250	251
OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	4,072
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,202

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

5.401% due 06/15/2022	3,500	3,754
5.501% due 06/15/2023	3,500	3,842
		9,798

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	204

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	128,150	129,412
Total Municipal Bonds & Notes (Cost $273,606)		295,354

U.S. GOVERNMENT AGENCIES 46.2%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(g)	1,686	1,581
0.645% due 08/25/2022 ~(a)	48,998	669
1.693% due 12/25/2038	19,247	881
1.734% due 05/25/2044 ~(a)	15,871	908
1.746% due 02/25/2033 •	999	972
1.838% due 06/25/2055 ~(a)	16,835	1,143
1.852% due 03/25/2036 ~(a)	19,832	1,421
2.208% due 10/01/2020 •	1	1
2.375% due 09/01/2024 - 03/01/2033 •	37	36
2.388% due 11/01/2024 •	20	20
2.524% due 06/25/2032 - 03/25/2034 •	40	40
2.554% due 08/25/2034 •	33	32
2.560% due 03/25/2036 •	1,198	1,192
2.604% due 05/25/2035 •	8	8
2.654% due 05/25/2037 •	25	25
2.680% due 02/01/2022	4,965	5,036
2.704% due 12/25/2028 - 03/25/2037 •	733	731
2.724% due 06/25/2037 •	140	139
2.750% due 07/01/2022	3,749	3,814
2.754% due 05/25/2042 - 03/25/2044 •	1,108	1,112
2.757% due 07/25/2037 •	158	155
2.764% due 03/25/2037 •	9	9
2.782% due 04/18/2028 •	24	24
2.784% due 07/25/2037 •	465	465
2.790% due 07/01/2022	3,919	3,990
2.800% due 07/01/2022 - 08/01/2022	10,981	11,186
2.804% due 06/25/2029 - 11/25/2036 •	1,394	1,393
2.832% due 10/18/2030 •	137	137
2.850% due 06/01/2022	91	91
2.854% due 08/25/2021 - 09/25/2037 •	1,666	1,671
2.854% due 06/25/2049	329,363	329,284
2.870% due 09/01/2027	98,100	101,452
2.875% due 02/01/2028 •	27	28
2.904% due 08/25/2030 - 05/25/2040 •	372	374
2.920% due 03/01/2022	3,625	3,618
2.932% due 12/18/2031 •	38	37
2.936% due 09/25/2046 •	30,125	30,147
2.954% due 09/25/2041 •	84	85
2.960% due 05/01/2022 - 07/01/2022	6,511	6,653
2.984% due 08/25/2037 •	5,102	5,146
3.000% due 01/01/2022 - 10/25/2040	111,359	113,347
3.000% due 08/01/2024 •	11	11
3.004% due 08/25/2022 •	1	1
3.010% due 10/25/2040	39	40
3.034% due 05/25/2040 •	903	913
3.044% due 05/01/2022	5,647	5,781
3.054% due 10/25/2023 - 03/25/2024 •	244	247
3.074% due 03/25/2038 •	61	62
3.104% due 10/25/2037 - 06/25/2040 •	2,682	2,719
3.124% due 06/25/2037 •	156	159
3.154% due 03/25/2038 - 11/25/2039 •	229	232
3.155% due 05/01/2022	466	477
3.160% due 06/01/2029	54,480	57,243
3.170% due 11/01/2021 •	10	10
3.234% due 01/25/2022 •	3	3
3.254% due 12/25/2021 •	1	1
3.304% due 04/25/2032 •	7	7
3.320% due 05/01/2028	47,508	50,418
3.330% due 11/01/2021	14,461	14,805
3.380% due 11/01/2021	947	972
3.404% due 04/25/2023 •	28	28
3.416% due 10/01/2020	110	111
3.420% due 11/01/2021	4,846	4,977
3.440% due 05/01/2023 •	7	7
3.445% due 03/01/2022	49,416	49,331
3.493% due 03/01/2023 •	31	32
3.500% due 11/01/2021 - 08/25/2042	60,173	62,303
3.570% due 11/01/2021	2,517	2,592

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.590% due 08/01/2022 •	6	6
3.619% due 12/01/2020	129	129
3.625% due 03/01/2023 •	27	27
3.630% due 10/01/2027 •	32	32
3.658% due 05/01/2023 •	28	28
3.662% due 01/01/2021 •	1	1
3.666% due 02/25/2037 •(a)	17	3
3.682% due 07/01/2042 - 10/01/2044 •	12,133	12,221
3.684% due 12/01/2044 •	1,500	1,512
3.696% due 06/25/2037 •(a)	144	16
3.732% due 09/01/2041 •	4,491	4,525
3.746% due 12/25/2042 •(a)	4,875	584
3.750% due 02/01/2022 •	13	13
3.791% due 11/01/2037 •	11	12
3.796% due 03/25/2039 •(a)	13,591	707
3.846% due 05/25/2037 - 01/25/2040 •(a)	1,204	164
3.882% due 10/01/2030 - 10/01/2040 •	1,558	1,548
3.896% due 08/25/2042 •(a)	20,838	3,925
3.976% due 03/25/2037 •(a)	64	10
3.978% due 11/25/2040 •	2	2
3.980% due 07/01/2021	125,500	129,934
3.980% due 06/01/2035 •	208	215
4.000% due 11/25/2019 - 03/01/2044	4,512	4,733
4.011% due 03/01/2023 •	97	98
4.013% due 04/01/2027 •	11	11
4.020% due 06/01/2030 •	20	21
4.034% due 10/01/2034 •	41	42
4.093% due 09/01/2035 •	894	915
4.101% due 10/01/2034 •	411	428
4.117% due 11/01/2035 •	48	49
4.146% due 07/25/2036 •(a)	616	99
4.170% due 06/25/2037 •(a)	383	57
4.175% due 09/01/2034 •	175	182
4.182% due 06/01/2023 •	28	28
4.187% due 10/01/2035 •	249	262
4.196% due 12/25/2036 •(a)	52	9
4.200% due 08/01/2035 •	218	218
4.214% due 02/01/2035 •	769	787
4.220% due 07/01/2026 •	5	5
4.222% due 10/01/2035 •	101	105
4.228% due 03/01/2035 •	12	12
4.230% due 12/01/2034 •	56	58
4.233% due 09/01/2035 •	3	3
4.236% due 09/01/2035 •	29	30
4.236% due 12/25/2036 •(a)	234	43
4.240% due 11/01/2034 •	292	303
4.241% due 12/01/2036 •	90	94
4.246% due 01/01/2036 •	172	180
4.246% due 07/25/2037 •(a)	175	24
4.262% due 11/01/2034 •	369	386
4.263% due 11/01/2035 •	704	724
4.268% due 08/01/2027 •	90	91
4.270% due 11/01/2031 •	46	46
4.281% due 09/01/2035 •	11	12
4.291% due 12/01/2034 •	27	28
4.300% due 06/01/2029 •	4	4
4.301% due 08/01/2025 •	160	167
4.306% due 08/01/2032 - 01/01/2035 •	1,139	1,180
4.315% due 10/01/2019 •	1	1
4.319% due 09/01/2022 •	10	11
4.325% due 02/01/2023 •	16	16
4.327% due 07/01/2035 •	11	12
4.330% due 09/01/2024 •	36	36
4.345% due 07/01/2026 - 03/01/2034 •	5	6
4.350% due 03/01/2034 - 09/01/2034 •	4,324	4,495
4.354% due 07/01/2034 •	6	6
4.355% due 09/01/2035 •	5	5
4.356% due 08/01/2033 •	5	5
4.356% due 05/25/2037 •(a)	54	10
4.357% due 07/01/2024 - 01/01/2035 •	3,275	3,400
4.358% due 04/01/2036 •	85	88
4.361% due 11/01/2032 •	9	9
4.368% due 05/01/2034 •	58	61
4.375% due 09/01/2036 •	1	1
4.381% due 06/01/2021	249	257
4.381% due 08/01/2035 •	697	734
4.385% due 07/01/2035 •	253	266
4.390% due 09/01/2029 •	2	2
4.393% due 05/25/2035	3,621	3,819
4.394% due 05/01/2035 •	28	29
4.395% due 08/01/2027 •	11	11
4.400% due 08/01/2035 •	144	150
4.401% due 11/01/2035 •	110	116
4.402% due 09/01/2033 •	5	5
4.403% due 08/01/2026 •	17	18
4.407% due 01/01/2035 •	1,254	1,304

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.408% due 07/01/2020 - 08/01/2035 •	1,369	1,431
4.410% due 10/01/2034 - 06/01/2035 •	499	519
4.413% due 01/01/2035 - 09/01/2035 •	546	578
4.417% due 02/01/2035 •	326	337
4.419% due 06/01/2035 •	1,297	1,370
4.424% due 06/01/2035 •	419	442
4.428% due 05/01/2035 •	20	21
4.429% due 02/01/2035 •	37	38
4.444% due 01/01/2036 •	3	3
4.451% due 09/01/2037 •	17	17
4.454% due 12/01/2022 •	2	2
4.457% due 09/01/2033 •	27	28
4.468% due 07/01/2035 •	130	134
4.470% due 07/01/2035 - 09/01/2035 •	1,110	1,153
4.480% due 09/01/2023 •	45	46
4.487% due 09/01/2035 •	31	32
4.489% due 07/01/2035 •	240	249
4.493% due 12/01/2035 •	207	211
4.498% due 05/01/2037 •	7	7
4.500% due 06/25/2024 - 09/25/2041	88,837	102,890
4.500% due 12/01/2025 •	35	36
4.508% due 08/01/2035 •	6	7
4.510% due 09/01/2035 •	352	368
4.513% due 11/01/2035 •	340	358
4.515% due 09/01/2035 •	156	161
4.516% due 10/01/2024 •	13	13
4.519% due 11/01/2025 •	26	26
4.520% due 10/01/2035 •	174	182
4.523% due 06/01/2035 •	18	19
4.524% due 05/01/2026 •	7	7
4.526% due 11/01/2034 •	6	7
4.527% due 07/01/2034 •	283	298
4.528% due 10/01/2035 •	116	121
4.529% due 07/01/2024 •	13	13
4.530% due 12/01/2034 •	15	16
4.531% due 02/01/2028 •	2	2
4.532% due 11/01/2035 •	210	215
4.534% due 08/01/2035 •	119	125
4.540% due 08/01/2035 •	4	5
4.545% due 12/01/2034 - 03/01/2036 •	81	81
4.547% due 07/01/2035 •	286	298
4.550% due 05/01/2033 •	30	31
4.554% due 12/01/2035 •	25	26
4.560% due 06/01/2034 •	2	2
4.561% due 09/01/2035 •	273	287
4.575% due 06/01/2025 - 12/01/2034 •	266	281
4.577% due 11/01/2035 •	1,938	2,034
4.580% due 04/01/2038 •	3	3
4.584% due 11/01/2025 •	5	6
4.585% due 10/01/2035 •	45	46
4.587% due 09/01/2037 •	3	3
4.590% due 03/01/2035 •	296	310
4.591% due 07/01/2033 •	2	2
4.597% due 08/01/2027 - 02/01/2028 •	282	294
4.607% due 03/01/2033 - 05/01/2038 •	8,889	9,331
4.608% due 11/01/2034 •	233	246
4.609% due 02/01/2027 •	49	50
4.610% due 05/01/2024 - 07/01/2035 •	33	35
4.611% due 01/01/2036 •	95	100
4.614% due 05/01/2035 •	997	1,048
4.615% due 05/01/2035 •	1,254	1,315
4.619% due 11/01/2035 •	774	815
4.628% due 11/01/2025 •	137	143
4.643% due 10/01/2035 •	24	26
4.646% due 05/01/2036 •	173	183
4.649% due 12/01/2034 •	6	6
4.650% due 03/01/2025 •	103	106
4.652% due 12/01/2033 •	170	179
4.658% due 05/01/2030 •	3	3
4.660% due 05/01/2025 - 02/01/2035 •	598	625
4.662% due 04/01/2034 - 08/01/2035 •	271	282
4.666% due 12/01/2033 •	266	278
4.672% due 11/01/2025 •	11	11
4.680% due 05/01/2035 •	459	485
4.687% due 03/01/2034 •	1,035	1,086
4.688% due 12/01/2035 •	124	130
4.689% due 12/01/2036 •	14	15
4.690% due 11/01/2023 - 12/01/2023 •	94	95
4.692% due 09/01/2035 •	40	41
4.696% due 04/01/2035 •	17	17
4.700% due 11/01/2023 •	7	7
4.701% due 02/01/2035 •	349	366
4.705% due 09/01/2035 •	21	21
4.715% due 01/01/2026 •	10	11
4.722% due 02/01/2035 •	935	982
4.727% due 12/01/2025 •	42	43

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.737% due 12/01/2035 •	1	1
4.738% due 12/01/2023 •	13	13
4.743% due 04/01/2034 - 11/01/2034 •	666	706
4.752% due 01/01/2037 •	24	25
4.757% due 06/01/2030 •	35	36
4.759% due 06/01/2025 •	90	93
4.763% due 06/01/2035 •	521	552
4.764% due 07/01/2021 •	4	4
4.765% due 06/01/2036 •	42	42
4.769% due 04/01/2027 •	11	11
4.780% due 11/01/2035 •	170	174
4.787% due 11/01/2035 •	246	258
4.788% due 06/01/2033 - 01/01/2036 •	297	314
4.800% due 02/01/2035 - 03/01/2035 •	8	9
4.810% due 02/01/2036 •	28	29
4.813% due 03/01/2036 •	84	89
4.823% due 12/01/2033 •	147	154
4.825% due 12/01/2023 •	35	36
4.844% due 04/01/2024 •	22	22
4.859% due 04/01/2033 •	16	17
4.863% due 03/01/2036 •	102	108
4.893% due 02/01/2036 •	42	45
4.894% due 04/01/2035 •	710	755
4.906% due 10/01/2026 •	5	5
4.911% due 05/01/2030 •	4	4
4.924% due 01/01/2035 •	314	332
4.940% due 11/01/2025 •	29	30
4.947% due 12/01/2030 •	6	6
4.963% due 03/01/2036 •	187	194
4.982% due 01/01/2037 •	13	13
4.985% due 08/01/2023 •	5	5
4.993% due 06/01/2035 •	204	217
5.000% due 10/01/2023 •	5	5
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	5	5
5.000% due 09/18/2027 - 04/25/2035	961	1,042
5.010% due 09/25/2038	68	2
5.030% due 05/01/2024	1,971	2,203
5.037% due 02/01/2036 - 03/01/2036 •	281	293
5.100% due 09/01/2034 •	52	55
5.108% due 12/01/2027 •	91	94
5.125% due 02/01/2024 •	8	8
5.179% due 05/01/2035 •	8	8
5.225% due 12/01/2026 •	6	6
5.270% due 01/01/2036 •	113	119
5.349% due 12/25/2042 ~	7,886	8,556
5.375% due 10/01/2024 •	2	2
5.500% due 08/25/2020 - 08/25/2035	154	165
5.673% due 10/25/2043 •	43,867	49,835
5.750% due 12/20/2027 - 08/25/2034	1,136	1,258
6.000% due 05/17/2027 - 10/25/2044	9,604	10,855
6.250% due 02/25/2029	224	242
6.300% due 10/17/2038	349	352
6.500% due 06/25/2021 - 02/25/2047	13,304	14,900
6.500% due 10/25/2042 ~	5,789	6,586
6.750% due 10/25/2023	28	29
6.900% due 05/25/2023	4	4
6.929% due 08/25/2037 ~	34	37
7.000% due 03/25/2020 - 01/25/2048	2,279	2,494
7.375% due 05/25/2022	69	72
7.500% due 12/25/2019 - 07/25/2041	352	395
7.500% due 06/19/2041 ~	10	12
7.750% due 01/25/2022	21	22
7.800% due 10/25/2022	19	20
7.800% due 06/25/2026 ~	2	2
8.000% due 07/25/2021 - 03/01/2030	180	190
8.000% due 08/18/2027 (a)	1	0
8.500% due 09/25/2021 - 02/17/2027	82	94
8.750% due 01/25/2021	2	2
9.000% due 11/25/2019 - 11/01/2025	65	67
9.000% due 06/25/2022 (a)	2	0
9.604% due 03/25/2039 ~	2	2
Fannie Mae UMBS
3.000% due 09/01/2027 - 11/01/2048	197,154	201,146
3.500% due 07/01/2023 - 12/01/2048	143,247	147,695
4.000% due 02/01/2024 - 06/01/2049	3,140,667	3,266,920
4.000% due 06/01/2048 - 10/01/2048 (m)	2,085,454	2,158,967
4.500% due 08/01/2019 - 11/01/2048	394,592	414,457
5.000% due 01/01/2022 - 02/01/2045	14,581	15,585
5.500% due 09/01/2019 - 05/01/2049	183,447	195,839
6.000% due 08/01/2019 - 02/01/2041	134,808	150,963
6.250% due 07/01/2024	1	1
6.500% due 07/01/2021 - 06/01/2039	2,520	2,906
7.500% due 12/01/2022 - 10/01/2031	28	33
8.000% due 08/01/2019 - 08/01/2032	2,581	2,962
8.500% due 03/01/2020 - 07/01/2037	691	768
9.000% due 08/01/2025 - 11/01/2025	4	5

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

9.500% due 12/01/2019 - 03/01/2026	16	17
Fannie Mae UMBS, TBA
3.000% due 07/01/2034 - 09/01/2049	4,845,430	4,890,052
3.500% due 07/01/2034 - 09/01/2049	1,865,994	1,919,962
4.000% due 07/01/2049	700,568	723,953
4.500% due 07/01/2034 - 08/01/2049	702,905	734,318
5.500% due 07/01/2049	268,600	286,545
6.000% due 07/01/2049	70,500	77,203
FDIC Structured Sale Guaranteed Notes 2.902% due 11/29/2037 •	1,278	1,277
Federal Housing Administration
6.896% due 07/01/2020	281	281
7.430% due 10/01/2020 - 02/01/2024	221	221
Freddie Mac
0.200% due 09/25/2043 (a)	887,610	1,250
1.376% due 08/25/2022 ~(a)	144,456	4,819
1.658% due 06/25/2020 ~(a)	14,703	154
1.813% due 06/15/2039 ~(a)	9,294	516
1.822% due 11/15/2038 ~(a)	27,230	1,589
1.834% due 10/15/2041 ~(a)	5,046	226
2.013% due 12/01/2026 •	72	71
2.024% due 05/15/2038 ~(a)	2,006	97
2.470% due 12/25/2036 •	404	405
2.534% due 08/25/2031 •	184	184
2.644% due 07/15/2034 •	66	66
2.694% due 02/15/2037 •	5	5
2.700% due 08/01/2023	44,200	44,671
2.734% due 02/15/2037 •	12	12
2.744% due 12/15/2029 •	27	27
2.794% due 06/15/2031 - 05/15/2041 •	1,856	1,857
2.844% due 11/15/2030 - 12/15/2031 •	31	32
2.875% due 04/25/2026	13,600	14,074
2.894% due 06/15/2030 - 12/15/2032 •	58	58
2.895% due 05/01/2021 •	2	2
2.926% due 11/15/2042 •	14,078	14,035
2.939% due 04/25/2029	2,600	2,694
2.944% due 01/15/2042 •	137	137
2.974% due 05/15/2032 - 07/15/2037 •	2,724	2,750
3.000% due 03/01/2027 - 08/15/2027	8,418	727
3.064% due 08/15/2037 •	3,370	3,413
3.081% due 09/25/2025 •	12,275	12,304
3.104% due 10/15/2037 •	1,375	1,396
3.114% due 05/15/2037 •	956	971
3.124% due 05/15/2040 •	18	18
3.131% due 09/25/2022 •	23,238	23,275
3.144% due 08/15/2036 •	25	25
3.244% due 11/15/2039 •	17	17
3.375% due 05/01/2023 •	1	1
3.404% due 05/25/2043 •	4,197	4,292
3.440% due 02/15/2021 •	1	1
3.488% due 02/25/2045 •	10,296	10,286
3.500% due 12/01/2025 - 12/01/2048	75,575	78,660
3.606% due 06/15/2042 - 08/15/2042 •(a)	36,457	5,958
3.800% due 10/25/2023 •	27	28
3.856% due 02/15/2038 •(a)	372	52
3.904% due 07/25/2044 •	1,691	1,738
3.906% due 05/15/2039 •(a)	338	64
4.000% due 10/01/2025 - 10/01/2048	524,511	544,531
4.005% due 10/01/2022 •	8	8
4.016% due 08/15/2032 ~	199	200
4.055% due 01/01/2022 •	7	7
4.056% due 03/15/2037 •(a)	249	45
4.077% due 05/01/2037 •	95	98
4.101% due 09/01/2035 •	19	19
4.106% due 08/15/2036 •(a)	147	26
4.116% due 12/15/2041 •(a)	15,323	2,819
4.156% due 07/01/2023 •	6	6
4.178% due 05/01/2023 •	11	11
4.186% due 09/15/2036 •(a)	223	40
4.198% due 10/01/2023 •	14	14
4.216% due 09/01/2035 •	6	6
4.233% due 03/01/2024 •	13	13
4.235% due 07/01/2022 •	9	9
4.256% due 11/15/2036 •(a)	7,795	1,409
4.265% due 04/01/2029 •	3	3
4.313% due 01/25/2036 ~	1,485	1,482
4.316% due 07/01/2020 •	7	7
4.345% due 08/01/2035 •	261	271
4.347% due 07/01/2032 - 03/01/2035 •	181	191
4.375% due 08/01/2023 - 06/01/2024 •	62	63
4.403% due 10/01/2035 •	86	89
4.421% due 09/01/2023 •	1	1
4.445% due 02/01/2037 •	3	3
4.450% due 10/25/2023 •	137	142
4.485% due 09/01/2035 •	1,352	1,419
4.500% due 07/15/2020 - 11/01/2048	199,227	210,303

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.500% due 04/01/2023 - 08/01/2035 •	6	7
4.520% due 02/01/2036 •	74	77
4.521% due 09/01/2035 •	51	54
4.527% due 11/01/2023 - 10/01/2035 •	3,120	3,271
4.530% due 07/01/2033 •	1	1
4.542% due 07/01/2035 •	961	1,009
4.546% due 08/01/2035 •	3,907	4,121
4.568% due 08/01/2023 •	40	41
4.569% due 07/01/2036 •	1	1
4.572% due 09/01/2023 •	86	87
4.575% due 09/01/2037 •	2	2
4.576% due 05/01/2027 •	3	3
4.578% due 06/01/2033 •	75	79
4.579% due 06/01/2035 •	6,609	6,951
4.582% due 10/01/2035 •	1,201	1,254
4.589% due 04/01/2025 - 08/01/2035 •	39	42
4.594% due 10/01/2035 •	2,846	2,990
4.597% due 04/01/2036 •	179	186
4.618% due 05/01/2037 •	16	17
4.626% due 12/01/2035 •	64	67
4.629% due 08/01/2023 •	7	7
4.632% due 07/01/2027 •	4	4
4.633% due 06/01/2022 •	47	48
4.634% due 04/01/2024 •	38	39
4.640% due 11/01/2026 - 10/01/2035 •	205	209
4.643% due 07/01/2032 •	14	15
4.646% due 07/01/2035 •	1,800	1,897
4.651% due 06/01/2022 •	14	15
4.653% due 02/01/2025 - 05/01/2035 •	3,604	3,779
4.656% due 10/01/2024 •	4	5
4.662% due 07/01/2024 •	6	6
4.672% due 01/01/2037 •	17	17
4.675% due 10/01/2023 - 07/01/2030 •	142	147
4.685% due 11/01/2035 •	155	159
4.689% due 10/01/2023 •	31	32
4.691% due 06/01/2024 - 01/01/2036 •	39	41
4.699% due 10/01/2023 •	50	51
4.701% due 10/01/2026 •	74	77
4.703% due 11/01/2035 •	2,296	2,422
4.705% due 10/01/2035 •	1,657	1,749
4.727% due 05/01/2023 •	4	4
4.730% due 09/01/2023 - 11/01/2034 •	121	127
4.731% due 10/01/2023 •	20	20
4.732% due 09/01/2023 •	40	41
4.740% due 11/01/2023 •	1	1
4.742% due 03/01/2035 •	7	8
4.745% due 07/01/2025 - 05/01/2036 •	1,933	2,041
4.748% due 06/01/2037 •	4	4
4.750% due 12/01/2022 - 02/01/2038 •	22	22
4.753% due 02/01/2026 •	174	179
4.755% due 11/01/2028 •	121	123
4.756% due 04/01/2029 •	28	28
4.765% due 01/01/2034 •	1,137	1,198
4.770% due 01/01/2028 •	8	8
4.775% due 08/01/2035 •	10	10
4.782% due 03/01/2036 •	32	33
4.794% due 02/01/2037 •	4	4
4.804% due 04/01/2036 •	10	10
4.811% due 04/01/2025 •	2	2
4.815% due 03/01/2036 •	78	79
4.820% due 08/01/2023 •	135	138
4.830% due 10/01/2024 •	13	14
4.848% due 05/01/2037 •	4	4
4.875% due 12/01/2023 •	30	31
4.878% due 10/01/2023 •	14	14
4.886% due 07/01/2023 •	21	22
4.927% due 05/01/2023 •	5	5
4.955% due 07/01/2019	1	1
5.000% due 07/01/2019 - 07/01/2040	6,825	7,424
5.045% due 06/01/2030 •	124	128
5.122% due 01/01/2024 •	2	2
5.415% due 11/15/2033 •	396	418
5.500% due 07/01/2019 - 03/01/2038	4,146	4,597
5.689% due 09/15/2043 - 12/15/2043 •	23,723	27,149
5.950% due 06/15/2028	8,240	8,969
6.000% due 02/01/2017 - 10/15/2036	17,395	19,552
6.017% due 02/15/2041 •	9	13
6.250% due 12/15/2028	139	152
6.500% due 09/15/2021 - 10/25/2043	39,493	44,839
7.000% due 11/15/2020 - 10/25/2043	9,242	10,881
7.000% due 09/15/2023 (a)	2	0
7.400% due 02/01/2021	3	3
7.500% due 01/15/2021 - 10/01/2036	2,533	2,857
7.645% due 05/01/2025	3,890	4,409
8.000% due 04/15/2021 - 06/01/2025	345	378
8.250% due 06/15/2022	16	17

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

8.500% due 06/15/2021 - 06/01/2030	107	112
8.750% due 12/15/2020	5	5
9.000% due 12/15/2020 - 07/01/2030	26	27
9.500% due 09/01/2020 - 12/01/2022	1	1
11.780% due 05/15/2033 •	183	242
24.275% due 08/15/2037 •	587	1,064
Freddie Mac, TBA 4.000% due 07/01/2049	285,090	294,795
Ginnie Mae
0.859% due 11/16/2043 ~(a)	89,567	2,990
2.500% due 03/15/2043 - 07/15/2043	262	264
2.790% due 05/20/2047 •	2,560	2,567
2.794% due 02/16/2032 - 03/16/2032 •	77	77
2.880% due 04/20/2063 - 05/20/2063 •	9,203	9,244
2.897% due 05/20/2065 •	8,498	8,490
2.927% due 02/20/2067 •	15,405	15,402
2.937% due 06/20/2067 •	4,012	4,011
2.944% due 12/16/2025 •	15	15
2.953% due 06/20/2065 •	36,402	36,393
2.963% due 09/20/2065 •	28,216	28,216
2.967% due 01/20/2061 - 03/20/2065 •	10,054	10,061
3.017% due 05/20/2065 •	6,588	6,575
3.037% due 06/20/2065 •	13,746	13,728
3.047% due 06/20/2065 •	5,435	5,429
3.067% due 05/20/2065 - 08/20/2065 •	14,814	14,810
3.077% due 04/20/2062	1,563	1,567
3.087% due 08/20/2065 •	49,224	49,252
3.107% due 03/20/2062	5,844	5,860
3.108% due 02/20/2060 •	1,885	1,892
3.167% due 12/20/2065	24,268	24,320
3.217% due 12/20/2065 - 08/20/2066 •	37,077	37,297
3.349% due 02/20/2060 •	26,711	27,150
3.357% due 04/20/2066 - 11/20/2066	34,244	34,601
3.387% due 07/20/2065 •	2,344	2,371
3.467% due 01/20/2066 - 03/20/2066 •	50,081	50,883
3.487% due 06/20/2067 •	19,257	19,628
3.500% due 10/15/2041 - 09/20/2048	57,976	59,977
3.517% due 02/20/2066 •	36,505	37,164
3.617% due 03/20/2066 •	11,853	12,113
3.625% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	2,967	3,019
3.625% due 05/20/2024 - 04/20/2041 •	5,578	5,762
3.629% due 04/20/2067 •	12,878	13,294
3.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	3,717	3,809
3.750% due 08/20/2024 - 06/20/2041 •	2,563	2,630
3.846% due 11/20/2067 •	4,295	4,373
3.950% due 07/15/2025	64	67
4.000% (H15T1Y + 1.500%) due 08/20/2020 - 03/20/2026 ~	2,532	2,578
4.000% due 02/20/2025 - 02/20/2034 •	3,782	3,868
4.000% due 05/20/2041 - 06/20/2049	407,732	390,012
4.000% due 07/20/2049 (c)	96,300	100,367
4.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2026 ~	3,137	3,196
4.125% due 11/20/2024 - 10/20/2038 •	2,450	2,523
4.206% due 07/16/2031 - 08/16/2033 •(a)	813	116
4.500% (H15T1Y + 2.000%) due 01/20/2025 ~	5	5
4.500% due 11/16/2028 - 06/20/2049	664,133	693,562
4.500% due 07/20/2049 (c)	32,600	34,185
4.750% due 07/20/2035	1,110	1,220
5.000% due 07/15/2033 - 06/20/2049	559,592	587,189
5.000% due 12/20/2048 - 05/20/2049 (m)	878,505	921,268
5.500% due 03/20/2033 - 03/16/2034	1,121	1,230
6.000% due 08/15/2019 - 12/20/2041	6,051	6,279
6.500% due 11/15/2023 - 09/20/2038	300	332
6.750% due 10/16/2040 ~	418	452
7.000% due 12/15/2022 - 10/15/2034	288	325
7.500% due 02/15/2022 - 02/15/2035	206	231
7.750% due 08/20/2025 - 12/15/2040	1,380	1,384
8.000% due 04/20/2022 - 10/20/2031	255	279
8.500% due 11/20/2021 - 04/15/2031	174	185
9.000% due 12/15/2019 - 01/15/2031	99	101
9.500% due 01/20/2020 - 12/15/2026	8	7
10.000% due 09/15/2019 - 02/15/2025	1	1
Ginnie Mae, TBA
3.000% due 07/01/2049 - 08/01/2049	566,400	577,693
3.500% due 07/01/2049 - 08/01/2049	1,629,900	1,681,853
4.000% due 07/01/2049 - 08/01/2049	4,361,640	4,521,323
4.500% due 08/01/2049	1,257,100	1,309,717
5.000% due 07/01/2049	1,114,250	1,164,885
Small Business Administration
3.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	12	12
4.340% due 03/01/2024	20	21
4.350% due 07/01/2023	45	47
4.625% due 02/01/2025	143	149
4.770% due 04/01/2024	81	85
4.840% due 02/01/2023	38	40
4.870% due 12/01/2024	139	146
4.890% due 12/01/2023	78	81

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.930% due 01/01/2024		160	167
4.950% due 03/01/2025		194	203
5.110% due 08/01/2025		53	56
5.130% due 09/01/2023		451	472
5.190% due 07/01/2024		21	22
5.240% due 08/01/2023		41	43
5.310% due 05/01/2027		46	50
5.320% due 04/01/2027		62	66
5.340% due 11/01/2021		264	270
5.510% due 11/01/2027		79	86
5.520% due 06/01/2024		461	487
5.600% due 09/01/2028		272	297
5.780% due 08/01/2027		9	10
5.820% due 07/01/2027		416	445
5.870% due 07/01/2028		134	145
6.020% due 08/01/2028		120	130
6.070% due 07/01/2026		124	133
6.290% due 01/01/2021		21	22
6.340% due 03/01/2021		120	123
6.440% due 02/01/2021		54	55
6.900% due 12/01/2020		40	41
7.060% due 11/01/2019		14	14
7.190% due 12/01/2019		3	3
7.200% due 10/01/2019		5	5
7.630% due 06/01/2020		46	46
Vendee Mortgage Trust
0.003% due 06/15/2023 ~(a)		2,648	0
6.341% due 01/15/2030 ~		636	725
6.500% due 09/15/2024		2,388	2,594

Total U.S. Government Agencies (Cost $30,246,836)			30,522,470

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Bonds
2.875% due 05/15/2043 (q)		2,100	2,245
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2021		370,522	367,136
0.125% due 04/15/2022 (o)		199,196	197,669
0.125% due 07/15/2022 (o)(q)		42,331	42,215
0.125% due 07/15/2026 (o)(q)		48,499	48,193
0.250% due 01/15/2025		76,698	76,815
0.375% due 07/15/2023 (o)(q)		61,703	62,222
0.375% due 01/15/2027 (o)(q)		160,773	161,955
0.375% due 07/15/2027 (o)(q)		132,317	133,607
0.500% due 04/15/2024 (o)(q)		207,880	210,528
0.625% due 01/15/2024 (o)(q)		68,220	69,429
0.625% due 01/15/2026 (o)		622,566	637,766
0.750% due 07/15/2028 (m)(o)		704,061	733,942
0.750% due 02/15/2042 (q)		117,823	118,385
0.750% due 02/15/2045 (q)		35,046	34,720
0.875% due 01/15/2029 (m)		1,739,310	1,831,781
0.875% due 02/15/2047 (o)		171,058	174,544
1.000% due 02/15/2046		76,830	80,620
1.000% due 02/15/2048		435,461	458,699
1.000% due 02/15/2049 (q)		68,944	73,010
1.375% due 02/15/2044		132,203	150,233
2.125% due 02/15/2041 (q)		5,834	7,522
2.375% due 01/15/2025 (o)(q)		33,887	37,880
2.500% due 01/15/2029 (o)		3,415	4,111
U.S. Treasury Notes
2.875% due 05/15/2049		325,100	348,270
1.750% due 06/30/2024 (c)		402,300	401,985

Total U.S. Treasury Obligations (Cost $6,306,415)			6,465,482

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
Adjustable Rate Mortgage Trust
2.524% due 08/25/2036 •		5,043	2,860
2.944% due 11/25/2035 •		19	18
3.554% due 03/25/2035 •		4,247	4,012
3.863% due 01/25/2036 ^~		2,592	2,487
4.126% due 03/25/2035 ~		1,367	1,376
4.160% due 11/25/2035 ^~		318	290
4.199% due 09/25/2035 ~		1,643	1,351
4.318% due 10/25/2035 ^~		3,559	3,412
4.446% due 09/25/2035 ^~		152	147
4.519% due 03/25/2036 ^~		181	144
4.611% due 11/25/2035 ^~		2,479	2,377
4.629% due 01/25/2036 ~		1,708	1,479
4.667% due 07/25/2035 ~		700	685
5.116% due 08/25/2035 ~		701	702
5.286% due 07/25/2035 ~		1,454	1,461
Aggregator of Loans Backed by Assets PLC 1.972% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	368	469
American Home Mortgage Assets Trust 3.599% due 11/25/2035 ^~		$5,046	4,661

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

American Home Mortgage Investment Trust
4.044% due 09/25/2045 •	1,357	1,368
4.078% due 02/25/2044 •	26	26
4.213% due 10/25/2034 •	1,003	1,006
4.294% due 12/25/2035 •	1,496	889
4.294% due 11/25/2045 ^•	5,234	3,880
4.544% due 02/25/2045 •	28	29
Ashford Hospitality Trust 3.394% due 05/15/2035 •	50,900	51,018
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^	733	753
6.000% due 07/25/2046 ^	1,426	1,395
Banc of America Funding Trust
2.504% due 04/25/2037 ^•	244	205
2.573% due 10/20/2036 •	11,956	10,748
2.573% due 10/20/2046 ^•	1,806	1,696
2.614% due 04/25/2037 ^•	2,073	1,764
2.683% due 02/20/2035 •	328	328
2.804% due 05/25/2037 ^•	4,145	3,610
2.963% due 05/20/2035 ^•	517	458
4.287% due 09/20/2047 ^~	2,819	2,523
4.312% due 10/20/2046 ^~	2,295	2,141
4.349% due 02/20/2036 ^~	2,568	2,492
4.359% due 05/20/2036 ^~	983	937
4.390% due 04/20/2036 ^~	2,493	2,356
4.466% due 03/20/2036 ~	185	177
4.492% due 10/20/2046 ^~	1,645	1,331
4.523% due 09/20/2046 ^~	2,129	1,946
4.648% due 01/20/2047 ^~	82	79
4.664% due 11/20/2034 ~	2,818	2,791
4.704% due 03/20/2035 ~	194	197
4.746% due 09/20/2034 ~	144	150
4.793% due 05/25/2035 ~	36	39
4.849% due 03/20/2036 ~	494	486
4.870% due 11/20/2035 ^~	1,526	1,471
5.500% due 09/25/2034	3,050	3,039
5.750% due 10/25/2035	1,657	1,598
5.750% due 09/25/2036	1,447	1,442
5.753% due 10/25/2036 ^þ	503	487
5.837% due 01/25/2037 ^þ	443	443
5.888% due 04/25/2037 ^þ	1,447	1,377
6.000% due 09/25/2036	2,655	2,647
6.000% due 09/25/2036 ^	187	181
6.000% due 09/25/2036 •	223	212
6.000% due 03/25/2037 ^	7,171	6,476
6.000% due 08/25/2037 ^	7,390	6,991
Banc of America Mortgage Trust
4.205% due 07/25/2035 ~	1,081	1,019
4.310% due 07/25/2035 ^~	613	607
4.356% due 08/25/2035 ^~	3,784	3,836
4.491% due 11/25/2035 ^~	357	362
4.503% due 02/25/2035 ~	1,034	1,050
4.651% due 07/25/2035 ~	183	181
4.689% due 07/25/2034 ~	82	85
4.709% due 01/25/2036 ~	1,921	1,827
4.787% due 09/25/2033 ~	476	482
4.861% due 05/25/2034 ~	282	287
4.973% due 07/20/2032 ~	91	94
5.058% due 02/25/2035 ~	247	250
5.168% due 05/25/2033 ~	365	382
5.500% due 05/25/2037 ^	372	331
6.000% due 07/25/2046 ^•	940	891
6.500% due 10/25/2031	24	26
Barclays Commercial Mortgage Securities Trust 3.323% due 09/10/2028	20,592	20,776
Bayview Commercial Asset Trust 2.834% due 08/25/2034 •	169	168
BCAP LLC Trust
2.570% due 11/26/2036 •	2,432	2,369
2.590% due 11/26/2036 •	16,719	16,298
2.614% due 05/25/2047 •	77	72
2.624% due 05/25/2047 ^•	9,014	8,542
2.637% due 07/26/2036 ~	1,954	1,909
3.148% due 01/26/2047 •	9,991	9,389
3.297% due 11/26/2046 •	2,534	2,555
3.483% due 07/26/2036 ~	5,243	5,106
4.003% due 07/26/2036 ~	861	800
4.170% due 03/26/2037 ~	2,620	2,336
4.211% due 02/26/2036 ~	909	916
4.230% due 08/26/2036 ~	12,485	11,498
4.410% due 01/26/2034 ~	487	482
4.514% due 05/26/2036 ~	6,293	5,205
4.704% due 03/26/2037 ~	988	993
4.760% due 10/26/2036 ~	1,105	1,150
4.935% due 03/26/2037 þ	15,959	16,199
4.987% due 06/26/2035 ~	995	995

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

5.000% due 01/26/2021 ~	1,158	1,169
5.250% due 06/26/2036	37,039	23,379
5.250% due 04/26/2037	23,950	20,236
5.250% due 04/26/2037 ~	5,657	5,158
5.250% due 06/26/2037	2,945	2,856
5.250% due 08/26/2037 ~	2,282	2,334
5.500% due 11/25/2034 ^	4,076	4,019
6.000% due 10/26/2037 ~	3,385	2,955
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	932	918
3.443% due 05/25/2034 ~	6	5
3.820% due 03/25/2035 ~	115	116
4.013% due 09/25/2034 ~	855	862
4.190% due 06/25/2035 ^~	399	394
4.236% due 11/25/2034 ~	1,748	1,734
4.260% due 02/25/2036 ^~	6,868	6,547
4.275% due 08/25/2035 ~	848	752
4.305% due 08/25/2035 ^~	5,390	5,144
4.314% due 07/25/2034 ~	103	102
4.345% due 08/25/2033 ~	11	11
4.351% due 01/25/2035 ~	68	68
4.376% due 03/25/2035 ~	1,843	1,877
4.392% due 05/25/2047 ^~	14,287	13,543
4.427% due 01/25/2035 ~	378	378
4.436% due 02/25/2033 ~	24	23
4.533% due 07/25/2034 ~	199	204
4.673% due 02/25/2034 ~	576	597
4.680% due 04/25/2034 ~	912	933
4.706% due 02/25/2036 ^~	532	512
4.730% due 10/25/2035 •	8,627	8,872
4.750% due 10/25/2034 ~	22	21
4.761% due 01/25/2034 ~	1,021	1,054
4.785% due 04/25/2033 ~	769	793
4.795% due 10/25/2035 ~	20,760	21,211
4.886% due 01/25/2034 ~	1,408	1,474
4.899% due 02/25/2047 ~	2,587	2,553
4.910% due 02/25/2036 •	2,518	2,588
5.000% due 04/25/2034 ~	1	1
5.021% due 01/25/2034 ~	19	19
5.026% due 04/25/2033 ~	41	43
5.065% due 05/25/2033 ~	382	395
5.125% due 05/25/2034 ~	1	0
5.363% due 04/25/2033 ~	272	280
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •	1,820	1,849
2.604% due 02/25/2034 •	25	23
2.724% due 08/25/2036 ^•	9,219	9,782
2.724% due 01/25/2047 ^•	3,526	2,759
2.744% due 08/25/2036 ^•	3,208	2,654
2.844% due 04/25/2035 •	523	524
2.884% due 02/25/2036 •	1,717	1,677
3.071% due 02/25/2034 ~	117	112
3.104% due 09/25/2034 •	365	365
3.987% due 11/25/2036 ^~	2,228	1,870
3.999% due 11/25/2035 ^~	4,130	3,322
3.999% due 11/25/2036 ^~	4,982	4,538
4.001% due 01/25/2036 ^~	7,845	8,018
4.016% due 08/25/2036 ^~	54	37
4.109% due 02/25/2036 ^~	1,021	893
4.110% due 11/25/2036 ~	1,084	1,008
4.127% due 01/25/2035 ~	2,021	1,723
4.131% due 03/25/2036 ^~	3,773	3,281
4.187% due 03/25/2036 ~	11,634	8,404
4.253% due 03/25/2036 ^~	7,048	6,046
4.254% due 08/25/2036 ^~	4,566	3,858
4.294% due 09/25/2035 ^~	18,754	15,825
4.309% due 04/25/2035 ~	6	6
4.355% due 12/25/2033 ~	773	785
4.367% due 09/25/2034 ~	501	487
4.388% due 05/25/2036 ^~	6,783	4,900
4.414% due 02/25/2034 ~	1,984	2,084
4.477% due 05/25/2036 ^~	6,307	4,816
4.528% due 07/25/2035 ^~	8,461	6,993
4.544% due 10/25/2033 ~	15	16
4.561% due 08/25/2034 ~	46	47
4.566% due 12/25/2046 ^~	440	326
4.625% due 05/25/2035 ~	43,477	44,226
4.880% due 05/25/2035 ~	129	135
Bear Stearns Mortgage Funding Trust 2.564% due 12/25/2046 •	26,897	26,177
Bear Stearns Mortgage Securities, Inc. 4.405% due 06/25/2030 ~	5	5
Bear Stearns Structured Products, Inc. Trust
3.801% due 12/26/2046 ^~	2,096	1,817
4.284% due 01/26/2036 ^~	2,113	1,878

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

BellaVista Mortgage Trust 2.640% due 05/20/2045 •	20	16
BX Trust 3.314% due 07/15/2034 •	6,377	6,379
Chase Mortgage Finance Trust
3.974% due 01/25/2036 ^~	8,270	7,656
3.995% due 09/25/2036 ^~	479	450
4.044% due 03/25/2037 ^~	3,691	3,659
4.162% due 03/25/2037 ^~	154	151
4.167% due 12/25/2035 ^~	1,997	1,946
4.180% due 02/25/2037 ~	2,513	2,577
4.267% due 12/25/2035 ^~	5,026	4,984
4.267% due 12/25/2035 ~	8,609	8,543
4.355% due 09/25/2036 ^~	56	54
4.493% due 02/25/2037 ~	204	211
4.577% due 02/25/2037 ~	276	281
4.719% due 02/25/2037 ~	18	19
4.791% due 02/25/2037 ~	34	35
5.500% due 12/25/2022 ^	5,279	3,709
5.500% due 03/25/2037	29	23
6.000% due 11/25/2036 ^	1,494	1,122
6.000% due 02/25/2037 ^	788	564
6.000% due 03/25/2037 ^	777	608
ChaseFlex Trust
2.554% due 08/25/2037 •	7,062	7,452
2.744% due 08/25/2037 •	7,220	7,724
2.904% due 06/25/2035 •	2,210	1,057
4.215% due 08/25/2037 ^þ	1,097	1,091
5.000% due 07/25/2037 ^	1,738	1,420
6.000% due 02/25/2037 ^	1,635	1,149
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.554% due 01/25/2036 •	817	814
2.584% due 05/25/2036 •	893	897
2.584% due 07/25/2036 •	671	666
2.654% due 08/25/2035 •	381	383
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	50	51
5.500% due 04/25/2037	405	415
6.000% due 08/25/2036	713	733
6.000% due 04/25/2037	13,069	13,199
Citicorp Mortgage Securities, Inc. 4.750% due 02/25/2020	15	15
Citigroup Commercial Mortgage Trust 3.494% due 07/15/2030 •	4,766	4,740
Citigroup Global Markets Mortgage Securities, Inc.
2.904% due 05/25/2032 •	53	53
7.000% due 06/25/2033 þ	2	2
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	64,513	209
0.000% due 02/25/2058 ~	82	44
0.000% due 09/25/2064 ~	37	37
0.110% due 02/25/2058 ~(a)	30,302	191
0.300% due 02/25/2058 ~(a)	18,928	426
2.474% due 01/25/2037 •	442	411
3.204% due 08/25/2035 ^•	1,934	1,807
3.500% due 02/25/2058 ~	14,326	11,476
3.648% due 10/25/2046 ^~	2,674	2,448
4.109% due 09/25/2064 ~	48,134	47,789
4.170% due 03/25/2037 ^~	1,793	1,661
4.262% due 07/25/2046 ^~	2,277	2,118
4.488% due 08/25/2035 ~	4,333	3,436
4.539% due 04/25/2037 ^~	1,559	1,390
4.552% due 08/25/2035 ~	10,784	10,969
4.820% due 10/25/2035 •	7,240	7,456
6.250% due 11/25/2037 ~	3,156	2,328
Citigroup Mortgage Loan Trust, Inc.
4.108% due 12/25/2035 ^~	1,509	1,111
4.200% due 09/25/2035 •	1,167	1,159
4.403% due 05/25/2035 ~	899	917
4.843% due 02/25/2034 ~	748	759
5.500% due 11/25/2035 ^	1,692	1,733
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.165% due 09/25/2035 ~	18,297	16,649
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	124	124
6.000% due 09/25/2036	378	364
6.000% due 06/25/2037 ^	929	928
Collateralized Mortgage Obligation Trust 8.000% due 09/20/2021	7	8
Commercial Mortgage Trust 3.142% due 02/10/2048	4,200	4,283
Community Program Loan Trust 4.500% due 04/01/2029	3,091	3,099
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,313	1,067
6.000% due 08/25/2037 ^~	3,061	2,274

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Countrywide Alternative Loan Trust
2.564% due 12/25/2046 ^•	69	70
2.573% due 09/20/2046 •	2,692	2,334
2.574% due 11/25/2036 •	1,256	1,222
2.574% due 01/25/2037 ^•	334	326
2.574% due 06/25/2046 •	453	441
2.584% due 11/25/2036 •	18,461	17,592
2.594% due 07/25/2046 ^•	1,635	1,524
2.594% due 09/25/2046 ^•	10,372	9,557
2.604% due 04/25/2047 •	5,131	4,838
2.613% due 07/20/2035 •	37	37
2.614% due 05/25/2035 •	120	115
2.614% due 07/25/2046 ^•	212	195
2.654% due 09/25/2046 ^•	926	765
2.654% due 10/25/2046 ^•	158	124
2.664% due 07/25/2036 •	21,103	18,424
2.664% due 07/25/2046 ^•	472	318
2.684% due 12/25/2035 •	24	24
2.694% due 11/25/2035 •	1,181	979
2.694% due 02/25/2036 ^•	1,848	1,570
2.734% due 09/25/2035 •	836	683
2.754% due 05/25/2036 ^•	3,130	1,930
2.754% due 08/01/2036 ^•	1,554	989
2.754% due 05/25/2037 ^•	169	87
2.904% due 04/25/2036 •	8,039	4,074
2.924% due 12/25/2035 •	775	773
2.944% due 01/25/2036 •	498	486
2.954% due 08/25/2034 •	18	17
2.954% due 10/25/2036 ^•	2,822	1,763
2.983% due 11/20/2035 •	19	19
2.984% due 06/25/2034 •	1,705	1,686
3.084% due 10/25/2035 •	2,722	2,022
3.104% due 10/25/2035 ^•	1,231	1,029
3.174% due 11/25/2035 •	259	254
3.204% due 12/25/2035 ^•	1,843	1,628
3.454% due 06/25/2034 •	8,402	8,220
3.504% due 12/25/2035 •	366	336
3.504% due 02/25/2036 •	448	423
3.504% due 02/25/2036 ^•	3,861	3,341
3.604% due 08/25/2035 ^•	100	75
3.704% due 10/25/2035 ^•	15,916	13,763
3.884% due 11/25/2047 ^•	5,111	4,570
3.984% due 01/25/2036 •	40	41
4.082% due 11/25/2035 ^~	904	847
4.271% due 10/25/2035 ^~	316	276
4.419% due 02/25/2037 ^~	14,321	14,045
5.250% due 06/25/2035 ^	497	471
5.500% due 07/25/2035 ^	2,083	1,774
5.500% due 11/25/2035 ^	4,896	4,287
5.500% due 11/25/2035	2,133	1,678
5.500% due 12/25/2035 ^	1,642	1,421
5.500% due 02/25/2036 ^	1,448	1,272
5.750% due 03/25/2037 ^•	831	712
5.750% due 07/25/2037 ^	161	138
6.000% due 10/25/2033	291	308
6.000% due 03/25/2035 ^	186	144
6.000% due 04/25/2036 ^	1,219	830
6.000% due 05/25/2036 ^	1,299	994
6.000% due 06/25/2036 ^	821	667
6.000% due 08/01/2036 ^	247	210
6.000% due 08/25/2036 ^•	1,317	1,174
6.000% due 08/25/2036 ^	2,484	2,214
6.000% due 11/25/2036 ^	70	58
6.000% due 02/25/2037 ^	6,736	4,632
6.000% due 02/25/2037	394	330
6.000% due 03/25/2037 ^	1,803	1,293
6.000% due 04/25/2037 ^	3,812	2,894
6.000% due 05/25/2037 ^	364	252
6.000% due 08/25/2037 ^	545	509
6.250% due 12/25/2033	29	30
6.250% due 11/25/2036 ^	578	519
6.250% due 08/25/2037 ^	2,531	2,111
6.500% due 05/25/2036 ^	2,377	1,876
6.500% due 09/25/2036	1,186	1,028
6.500% due 08/25/2037 ^	7,791	5,662
6.500% due 09/25/2037 ^	1,768	1,204
13.188% due 07/25/2035 •	976	1,214
Countrywide Home Loan Mortgage Pass-Through Trust
2.744% due 03/25/2036 •	371	149
2.754% due 02/25/2036 ^•	77	19
2.862% due 04/25/2035 ^~	98	82
2.944% due 03/25/2035 •	412	401
2.984% due 04/25/2035 •	163	153
3.044% due 03/25/2035 •	161	158
3.064% due 02/25/2035 •	754	753
3.084% due 02/25/2035 •	155	150

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.164% due 09/25/2034 •	57	58
3.464% due 04/25/2046 ^•	6,552	3,292
3.675% due 05/20/2036 ^~	1,148	1,102
3.806% due 10/25/2035 ^~	2,574	2,245
3.841% due 02/20/2036 ^~	121	106
3.859% due 07/25/2034 ~	802	813
3.865% due 03/25/2037 ^~	594	555
3.895% due 10/20/2035 ~	427	383
3.912% due 11/20/2034 ~	2,565	2,621
3.927% due 08/25/2034 ^~	2	2
3.927% due 08/25/2034 ~	73	71
3.932% due 05/20/2036 ^~	11,077	10,747
3.942% due 06/20/2034 ~	411	426
3.963% due 02/25/2047 ^~	642	584
3.976% due 04/20/2036 ^~	1,135	1,064
4.025% due 09/25/2047 ^~	1,580	1,503
4.040% due 11/25/2037 ~	4,375	3,939
4.106% due 04/25/2035 ^~	1,273	1,138
4.178% due 08/25/2034 ^~	827	831
4.269% due 11/20/2034 ~	142	146
4.280% due 11/25/2034 ~	3,325	3,359
4.403% due 12/19/2033 ~	23	24
4.463% due 06/19/2031 ~	38	38
4.466% due 07/20/2034 ~	237	234
4.500% due 09/25/2035	1,391	1,366
4.547% due 08/25/2034 ^~	1,233	1,179
4.567% due 10/25/2033 •	1,066	1,106
4.571% due 02/20/2036 ^•	105	100
4.592% due 02/20/2036 ^•	7,169	6,373
4.667% due 02/20/2036 ^•	17	16
4.696% due 10/19/2032 ~	22	21
4.750% due 07/19/2031 ~	18	19
4.775% due 04/20/2035 ~	239	244
4.880% due 02/25/2034 ~	21	22
5.000% due 09/25/2035 ^	37	34
5.500% due 01/25/2035	357	371
5.500% due 09/25/2035 ^	1,342	1,340
5.500% due 10/25/2035 ^	2,629	2,338
5.500% due 11/25/2035 ^	1,149	1,019
5.750% due 12/25/2035 ^	1,876	1,634
5.750% due 02/25/2037 ^	1,471	1,185
5.750% due 07/25/2037 ^	743	633
6.000% due 05/25/2036 ^	2,391	1,966
6.000% due 07/25/2036	5,566	4,704
6.000% due 12/25/2036 ^	143	112
6.000% due 02/25/2037 ^	8,514	8,189
6.000% due 02/25/2037	757	621
6.000% due 07/25/2037 ^	884	733
6.000% due 09/25/2037 ^	403	329
6.250% due 09/25/2036 ^	1,257	977
6.250% due 02/25/2038 ^	1,492	1,212
Countrywide Home Loan Reperforming REMIC Trust
2.744% due 06/25/2035 •	1,746	1,685
4.946% due 01/25/2034 ^~	340	332
6.500% due 11/25/2034 ^	570	571
7.500% due 11/25/2034	269	278
7.500% due 06/25/2035 ^	928	966
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
3.133% due 03/25/2032 ~	307	300
3.554% due 09/25/2034 ^•	1,265	1,288
4.293% due 09/25/2034 ~	667	670
5.380% due 06/25/2032 ~	17	17
5.500% due 09/25/2035	3,837	3,579
7.500% due 05/25/2032	56	62
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.144% due 06/25/2034 •	270	270
4.201% due 07/25/2033 ~	1,208	1,226
4.306% due 10/25/2033 ~	43	44
4.597% due 05/25/2034 ~	1,696	1,764
5.500% due 10/25/2035	1,197	1,065
6.000% due 11/25/2035 ^	25	21
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~	1,064	1,072
3.819% due 07/27/2037 ~	13,686	12,903
4.300% due 04/28/2037 ~	8,186	8,308
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,165	567
5.837% due 04/25/2037 ~	19,797	8,961
5.863% due 02/25/2037 ^~	3,295	1,539
6.000% due 07/25/2036	1,120	926
6.000% due 04/25/2037 ^	1,222	857
7.000% due 08/25/2037 ^~	5,722	4,716
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (g)	186	185

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

0.000% due 01/25/2058 (g)		331	328
0.000% due 04/25/2058 (a)(g)		12	12
2.670% due 05/27/2037 •		2,331	2,349
3.269% due 07/25/2057 ~		523,365	476,885
3.393% due 07/25/2057 (a)		15,150	13,586
3.538% due 01/25/2058 ~		160,268	156,777
3.652% due 06/25/2048		810,770	798,468
3.834% due 04/25/2058 ~		495,456	510,168
4.548% due 06/01/2050 ~		1,382,773	1,423,374
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.504% due 08/25/2037 ^•		6,362	5,321
2.524% due 08/25/2036 ^•		3,669	3,476
2.584% due 06/25/2037 ^•		4,823	4,692
2.644% due 01/25/2047 •		3,974	3,443
2.734% due 02/25/2036 •		13,556	12,779
3.739% due 10/25/2035 ~		1,582	1,402
5.500% due 12/25/2035 ^		1,055	1,020
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.504% due 10/25/2036 ^•		11	9
5.869% due 10/25/2036 ^þ		909	873
5.886% due 10/25/2036 ^þ		909	873
6.005% due 10/25/2036 ^~		687	660
6.300% due 07/25/2036 ^þ		872	822
Deutsche Mortgage & Asset Receiving Corp. 2.548% due 11/27/2036 •		5,068	4,985
Downey Savings & Loan Association Mortgage Loan Trust
2.570% due 04/19/2047 ^•		849	775
3.210% due 09/19/2044 •		86	88
4.498% due 07/19/2044 ~		22	23
EMF-NL Prime BV 0.490% due 04/17/2041 •	EUR	5,930	6,481
Eurosail PLC 1.190% due 10/17/2040 •		2,301	2,617
First Horizon Alternative Mortgage Securities Trust
2.774% due 02/25/2037 •		$24	14
3.929% due 08/25/2035 ^~		2,019	1,836
4.120% due 03/25/2035 ~		43	35
4.580% due 08/25/2034 ~		406	408
5.500% due 05/25/2035		2,243	2,044
6.000% due 07/25/2036 ^		1,863	1,480
6.250% due 08/25/2037 ^		639	488
First Horizon Asset Securities, Inc. 5.500% due 12/25/2035 ^		109	90
First Horizon Mortgage Pass-Through Trust
2.674% due 02/25/2035 •		17	16
3.944% due 10/25/2036 ~		511	451
4.047% due 10/25/2035 ^~		5,103	4,979
4.179% due 11/25/2035 ^~		983	917
4.322% due 11/25/2034 ~		940	951
4.367% due 11/25/2037 ^~		3,359	3,038
4.518% due 08/25/2035 ~		965	809
4.623% due 09/25/2035 ~		2,173	2,165
4.722% due 01/25/2037 ^~		39	35
4.739% due 10/25/2035 ~		566	573
5.077% due 04/25/2035 ~		988	1,015
5.250% due 05/25/2021 ^		303	216
5.750% due 02/25/2036 ^		423	361
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		61	64
General Motors Acceptance Corp. 7.430% due 12/01/2021		1	1
GMAC Mortgage Corp. Loan Trust
4.074% due 05/25/2035 ~		1,570	1,546
4.478% due 04/19/2036 ^~		3,285	3,146
4.503% due 06/19/2035 ~		147	146
GPT GPP Mortgage Trust 3.407% due 06/15/2035 •		860	860
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,263	1,416
0.911% due 03/18/2039 •	GBP	36,786	45,868
0.921% due 06/18/2039 •		10,871	13,482
2.532% due 06/18/2039 •		$16,747	16,303
GreenPoint Mortgage Funding Trust
2.604% due 10/25/2046 ^•		615	541
2.674% due 04/25/2036 ^•		40	128
2.744% due 10/25/2046 ^•		680	531
2.844% due 06/25/2045 •		522	497
2.944% due 11/25/2045 •		342	302
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		18,300	18,387
GS Mortgage Securities Trust
2.111% due 11/10/2045 ~(a)		38,407	2,101
3.199% due 10/10/2031		8,510	8,558
GSC Capital Corp. Mortgage Trust 2.584% due 05/25/2036 ^•		191	179

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

GSMPS Mortgage Loan Trust
2.754% due 09/25/2035 •	4,991	4,452
7.500% due 06/25/2043	2,420	2,697
GSR Mortgage Loan Trust
2.704% due 07/25/2035 •	146	133
2.754% due 01/25/2034 •	36	35
3.919% due 06/25/2034 ~	248	248
4.040% due 04/25/2032 •	96	88
4.146% due 11/25/2035 ^~	2,322	1,933
4.180% due 04/25/2036 ~	53	47
4.300% due 03/25/2033 •	15	16
4.396% due 01/25/2036 ^~	118	120
4.440% due 11/25/2035 ~	13,440	13,773
4.448% due 03/25/2037 ^~	5,393	4,845
4.462% due 04/25/2035 ~	272	278
4.479% due 05/25/2035 ~	1,126	1,129
4.495% due 05/25/2035 ~	22	22
4.528% due 09/25/2035 ~	41	42
4.664% due 07/25/2035 ~	31	31
4.716% due 11/25/2035 ~	16	16
4.739% due 04/25/2035 ~	1,675	1,722
5.000% due 05/25/2036 ^	209	466
5.000% due 05/25/2037 ^	6	7
5.500% due 06/25/2035	2,311	2,461
5.500% due 06/25/2036 ^	937	916
6.000% due 08/25/2021 ^	55	54
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035	1,084	892
6.000% due 11/25/2035 ^	10,306	7,787
6.000% due 02/25/2036 ^	4,956	4,226
6.000% due 01/25/2037 ^	1,093	1,005
6.000% due 03/25/2037 ^	29	25
6.000% due 07/25/2037 ^	254	227
6.250% due 09/25/2036 ^	564	550
6.500% due 09/25/2036 ^	3,128	2,450
HarborView Mortgage Loan Trust
2.590% due 09/19/2046 ^•	3,604	3,339
2.830% due 05/19/2035 •	11,162	10,852
2.870% due 06/19/2035 •	1,597	1,609
2.945% due 06/19/2045 ^•	11,639	7,632
2.950% due 06/19/2034 •	534	526
2.990% due 04/19/2034 •	598	578
3.030% due 01/19/2035 •	1,395	1,357
3.090% due 01/19/2035 •	2,254	2,024
3.110% due 01/19/2035 •	135	133
3.190% due 11/19/2034 •	213	199
3.404% due 10/25/2037 •	1,345	1,373
3.960% due 06/19/2036 ^~	3,286	2,178
4.354% due 06/19/2036 ^~	5,767	3,846
4.422% due 07/19/2035 ^~	322	307
4.526% due 08/19/2036 ^~	778	745
4.656% due 04/19/2034 ~	15	15
4.908% due 12/19/2035 ^~	1,416	1,411
Hilton USA Trust 2.828% due 11/05/2035	33,800	33,897
Holmes Master Issuer PLC 2.957% due 10/15/2054 •	50,929	50,880
HomeBanc Mortgage Trust
2.664% due 01/25/2036 •	1,613	1,620
3.144% due 12/25/2034 •	2,024	2,042
3.264% due 08/25/2029 •	1,058	1,024
3.864% due 04/25/2037 ^~	1,284	1,219
HSI Asset Securitization Corp. Trust 2.624% due 11/25/2035 •	14,132	12,906
Impac CMB Trust
3.144% due 11/25/2034 •	1,013	1,026
3.164% due 10/25/2033 •	15	15
3.184% due 10/25/2034 •	439	436
4.638% due 09/25/2034 þ	169	187
Impac Secured Assets CMN Owner Trust 4.693% due 07/25/2035 ~	620	552
Impac Secured Assets Trust 2.574% due 01/25/2037 •	2,792	2,747
IndyMac Adjustable Rate Mortgage Trust
3.902% due 01/25/2032 ~	171	172
3.909% due 01/25/2032 ~	59	57
4.332% due 08/25/2031 ~	280	238
IndyMac Mortgage Loan Trust
2.544% due 04/25/2037 •	1,971	1,968
2.584% due 02/25/2037 ^•	2,571	2,500
2.584% due 02/25/2037 •	14,924	13,689
2.604% due 11/25/2046 •	543	508
2.614% due 05/25/2046 •	101	99
2.704% due 11/25/2035 ^•	491	381
2.704% due 06/25/2037 ^•	972	619
2.864% due 04/25/2035 •	165	156

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

2.884% due 07/25/2035 •		1,708	1,703
3.044% due 07/25/2045 •		49	46
3.123% due 06/25/2037 ~		6,118	4,440
3.184% due 05/25/2034 •		4	4
3.204% due 11/25/2034 •		40	39
3.224% due 11/25/2034 ^•		1,099	976
3.430% due 01/25/2035 ~		94	90
3.432% due 06/25/2037 ^~		2,335	2,176
3.569% due 07/25/2037 ~		1,338	1,127
3.736% due 04/25/2037 ^~		9,268	8,206
3.754% due 12/25/2035 ~		3,218	3,039
3.761% due 10/25/2035 ~		390	353
3.772% due 01/25/2036 ^~		409	368
3.779% due 05/25/2036 ~		2,446	2,274
3.861% due 04/25/2037 ~		6,326	5,997
3.907% due 02/25/2035 ~		394	380
3.925% due 08/25/2036 ~		1,365	1,351
3.926% due 08/25/2035 ~		511	466
3.926% due 08/25/2035 ^~		434	395
3.962% due 01/25/2036 ^~		3,954	3,670
3.981% due 03/25/2036 ^~		2,467	2,270
3.994% due 09/25/2035 ^~		10,623	9,963
4.081% due 08/25/2035 ~		36	33
4.290% due 12/25/2034 ~		78	78
4.403% due 10/25/2034 ~		1,778	1,850
4.556% due 01/25/2036 ~		5,243	5,257
6.250% due 11/25/2037 ^		1,200	889
JPMorgan Alternative Loan Trust
2.544% due 03/25/2037 •		1,508	1,484
3.904% due 11/25/2036 ^~		852	853
3.906% due 12/25/2036 ~		10,284	9,910
4.349% due 05/25/2037 ^~		5,352	4,909
5.658% due 05/26/2037 ~		29,158	25,018
6.050% due 05/25/2036 þ		168	163
JPMorgan Chase Commercial Mortgage Securities Trust
3.394% due 06/15/2032 •		5,202	5,216
3.474% due 12/15/2049 ~		6,700	7,017
JPMorgan Mortgage Trust
3.722% due 07/27/2037 ~		9,610	9,839
4.063% due 10/25/2035 ^~		585	521
4.151% due 10/25/2036 ~		110	98
4.200% due 05/25/2036 ~		3,083	3,058
4.201% due 08/25/2036 ^~		2,505	2,347
4.215% due 04/25/2037 ^~		380	354
4.222% due 11/25/2035 ^~		1,229	1,200
4.248% due 10/25/2035 ^~		1,453	1,348
4.259% due 10/25/2036 ^~		2,929	2,640
4.279% due 02/25/2034 ~		293	297
4.281% due 04/25/2036 ^~		1,360	1,326
4.281% due 04/25/2036 ~		3,028	3,049
4.313% due 11/25/2035 ^~		2,167	2,036
4.321% due 08/25/2035 ^~		1,704	1,668
4.323% due 11/25/2033 ~		9	10
4.347% due 09/25/2035 ~		244	243
4.392% due 04/25/2036 ^~		3,397	3,140
4.415% due 10/25/2036 ~		20,540	19,297
4.415% due 10/25/2036 ^~		38	35
4.418% due 10/25/2035 ~		7,997	8,250
4.441% due 07/25/2035 ~		229	233
4.451% due 04/25/2035 ~		125	127
4.482% due 06/25/2035 ~		2,049	2,077
4.491% due 07/25/2035 ~		26	27
4.494% due 06/25/2035 ~		3,447	3,477
4.496% due 10/25/2035 ~		9,366	9,001
4.512% due 08/25/2035 ~		3,105	3,189
4.536% due 07/25/2035 ~		4,610	4,785
4.563% due 07/25/2035 ~		974	991
4.586% due 02/25/2036 ^~		11,998	10,905
4.635% due 08/25/2035 ~		1,015	1,034
4.656% due 06/25/2035 ~		342	321
4.661% due 07/25/2035 ~		399	411
4.686% due 07/25/2035 ~		1,283	1,303
4.688% due 02/25/2036 ^~		62	58
4.697% due 07/25/2035 ~		113	114
5.000% due 08/25/2020		167	164
5.500% due 03/25/2022 ^		134	131
5.500% due 07/25/2036 ^		817	716
5.750% due 01/25/2036 ^		23	19
6.500% due 07/25/2036 ^		3,623	2,631
6.500% due 08/25/2036 ^		545	398
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	11,194
1.603% due 02/22/2045 •		129,419	160,788
2.250% due 02/22/2045		9,470	8,773
2.803% due 02/22/2045 •		29,232	36,070

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Lavender Trust 6.250% due 10/26/2036	$5,430	4,329
Lehman Mortgage Trust
2.724% due 08/25/2036 ^•	6,265	4,891
3.054% due 06/25/2037 ^•	570	500
5.000% due 12/25/2035 ^	138	126
5.192% due 01/25/2036 ^~	3,157	3,180
5.320% due 12/25/2035 ~	4,724	2,583
5.500% due 01/25/2036	879	732
5.734% due 04/25/2036 ^~	771	686
6.000% due 07/25/2036 ^	5,710	4,422
Lehman XS Trust
2.524% due 07/25/2037 •	1,286	1,272
2.564% due 03/25/2047 ^•	3,925	3,879
2.574% due 12/25/2036 ^•	0	32
2.594% due 11/25/2046 •	262	251
2.604% due 08/25/2046 ^•	1,300	1,228
2.604% due 08/25/2046 •	11,541	11,173
3.940% due 07/25/2035 •	682	683
Luminent Mortgage Trust
2.564% due 11/25/2036 ^•	240	222
2.604% due 02/25/2046 •	70	61
2.644% due 04/25/2036 •	11,646	9,945
2.764% due 12/25/2036 ^•	3,931	3,744
MASTR Adjustable Rate Mortgages Trust
2.604% due 05/25/2047 •	419	457
2.614% due 04/25/2046 •	5,586	5,162
2.644% due 05/25/2037 •	933	585
2.824% due 05/25/2047 ^•	55	890
3.004% due 05/25/2047 ^•	630	909
3.246% due 07/25/2035 ^~	654	620
4.087% due 03/25/2035 ~	353	343
4.207% due 12/25/2033 ~	30	29
4.212% due 12/25/2034 ~	2,392	2,402
4.254% due 05/25/2034 ~	112	112
4.601% due 12/25/2033 ~	93	95
4.922% due 10/25/2032 ~	150	153
5.002% due 10/25/2034 ~	1,389	1,380
MASTR Alternative Loan Trust 2.804% due 03/25/2036 ^•	6,972	1,348
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	451	436
MASTR Reperforming Loan Trust
2.764% due 07/25/2035 ^•	3,184	2,480
7.000% due 08/25/2034	2,050	2,120
7.000% due 05/25/2035	577	564
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	2,686	2,816
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.094% due 11/15/2031 •	1,844	1,864
3.134% due 09/15/2030 •	596	597
3.274% due 11/15/2031 •	36	36
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.141% due 10/20/2029 •	1,391	1,401
3.254% due 08/15/2032 •	78	77
Merrill Lynch Alternative Note Asset Trust
2.514% due 03/25/2037 •	912	382
2.600% due 02/25/2037 •	567	568
2.704% due 03/25/2037 •	2,415	1,037
4.195% due 06/25/2037 ^~	1,332	1,030
6.000% due 03/25/2037	1,150	394
Merrill Lynch Mortgage Investors Trust
2.654% due 11/25/2035 •	16	15
2.674% due 04/25/2035 •	265	265
3.024% due 10/25/2028 •	43	43
3.064% due 06/25/2028 •	661	663
3.064% due 09/25/2029 •	46	47
3.064% due 11/25/2029 •	168	167
3.144% due 03/25/2028 •	28	27
3.177% due 04/25/2029 •	377	375
3.184% due 03/25/2028 •	12	13
3.364% due 10/25/2028 •	28	28
3.397% due 11/25/2029 •	177	179
4.044% due 12/25/2032 •	220	224
4.349% due 08/25/2034 ~	621	628
4.357% due 06/25/2035 ~	5,705	5,767
4.428% due 12/25/2035 ~	872	861
4.431% due 09/25/2035 ^~	8,689	8,000
4.453% due 02/25/2035 ~	3,762	3,817
4.483% due 02/25/2033 ~	15	15
4.579% due 07/25/2035 ^~	316	312
4.598% due 02/25/2034 ~	7	8
4.600% due 12/25/2034 ~	31	33
4.602% due 05/25/2033 ~	2,827	2,884
4.608% due 12/25/2035 ~	738	717
4.617% due 09/25/2035 ~	2,144	2,196

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.691% due 11/25/2035 •		3,061	3,153
4.698% due 06/25/2037 ~		695	710
4.712% due 05/25/2036 ~		2,655	2,708
4.879% due 05/25/2033 ~		13	13
Morgan Stanley Mortgage Loan Trust
2.664% due 03/25/2036 •		1,369	1,123
2.684% due 01/25/2036 •		10,971	8,468
2.694% due 12/25/2035 •		34	30
2.714% due 01/25/2035 •		5	5
2.724% due 01/25/2035 •		2,636	2,624
3.202% due 06/25/2037 ~		3,543	2,307
3.682% due 07/25/2035 ~		349	328
3.703% due 11/25/2037 ~		11,545	9,891
4.018% due 06/25/2036 ~		11,172	8,354
4.250% due 07/25/2035 ^~		7,235	6,767
4.413% due 07/25/2035 ^~		157	150
4.485% due 06/25/2036 ~		164	168
4.543% due 09/25/2035 ^~		2,344	1,526
5.701% due 02/25/2047 þ		1,794	1,164
6.000% due 02/25/2036 ^		423	438
6.000% due 10/25/2037 ^		1,643	1,350
MortgageIT Mortgage Loan Trust 2.634% due 04/25/2036 •		8,827	8,506
MortgageIT Trust 3.184% due 02/25/2035 •		490	493
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		640	657
New York Mortgage Trust 4.726% due 05/25/2036 ^~		8,531	8,363
Newgate Funding PLC
0.282% due 12/15/2050 •	EUR	68,406	75,289
0.953% due 12/01/2050 •	GBP	671	809
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.404% due 05/25/2035 •		$3,409	2,747
4.099% due 10/25/2035 ~		76	77
5.064% due 02/25/2036 ^~		401	358
5.820% due 03/25/2047 þ		957	1,015
7.000% due 02/19/2030 ~		754	774
Paragon Mortgages PLC
1.061% due 10/15/2041 •	GBP	1,609	1,948
1.166% due 05/15/2041 •		18,412	22,827
Prime Mortgage Trust 2.804% due 02/25/2034 •		$1,196	1,137
Proteus RMBS DAC
0.000% due 10/29/2054 «	EUR	481	7,989
0.000% due 10/29/2054 (g)		33,620	19,906
0.143% due 10/29/2054		267,064	303,520
0.593% due 10/29/2054		20,861	23,680
0.793% due 10/29/2054		15,172	17,222
1.443% due 10/29/2054		11,379	12,894
2.693% due 10/29/2054		9,482	10,671
Provident Funding Mortgage Loan Trust
4.189% due 10/25/2035 ~		$413	403
4.881% due 04/25/2034 ~		315	318
RAAC Trust 2.774% due 09/25/2034 •		370	372
RBSGC Mortgage Loan Trust 2.784% due 12/25/2034 •		23,643	20,715
RBSSP Resecuritization Trust
2.624% due 10/27/2036 •		2,786	2,380
2.670% due 08/27/2037 •		3,045	2,998
2.700% due 09/27/2037 •		9,301	7,417
2.760% due 02/27/2037 •		3,323	2,920
Regal Trust 2.666% due 09/29/2031 •		15	15
Residential Accredit Loans, Inc. Trust
2.534% due 02/25/2037 •		6,275	6,110
2.544% due 01/25/2037 •		5,683	5,544
2.554% due 02/25/2037 •		2,530	2,368
2.584% due 05/25/2036 •		14,599	13,993
2.584% due 09/25/2036 •		2,780	2,642
2.589% due 12/25/2036 •		35	33
2.594% due 07/25/2036 •		3,583	3,372
2.594% due 08/25/2036 ^•		6,237	5,884
2.594% due 09/25/2036 ^•		58	55
2.614% due 06/25/2037 •		1,936	1,718
2.674% due 02/25/2046 ^•		1,722	1,320
2.704% due 08/25/2035 •		432	391
2.734% due 03/25/2037 •		1,293	377
2.804% due 11/25/2036 ^•		1,629	1,236
3.864% due 09/25/2045 •		346	326
4.240% due 08/25/2035 ^~		1,611	1,046
4.528% due 04/25/2035 ~		1,493	1,406
5.165% due 09/25/2035 ^~		344	313
5.250% due 09/25/2020		1,781	1,738
5.485% due 02/25/2036 ^~		938	842

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

6.000% due 08/25/2036 ^		1,938	1,804
6.000% due 09/25/2036 ^		1,935	1,763
6.000% due 09/25/2036		1,693	1,542
6.000% due 11/25/2036 ^		2,170	2,000
6.000% due 01/25/2037 ^		11	10
6.250% due 03/25/2037 ^		1,520	1,370
6.500% due 07/25/2037 ^		538	507
6.500% due 09/25/2037 ^		1,958	1,925
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		195	219
Residential Asset Securitization Trust
5.000% due 08/25/2019		179	179
5.500% due 08/25/2034		89	93
5.500% due 06/25/2035 ^		505	431
5.750% due 02/25/2036 ^		709	500
6.000% due 04/25/2037 ^		301	267
6.000% due 05/25/2037 ^		171	149
6.000% due 07/25/2037 ^		1,202	784
6.250% due 08/25/2036		114	103
6.250% due 10/25/2036 ^		354	363
6.250% due 11/25/2036 ^		2,018	1,328
6.250% due 09/25/2037 ^		2,076	1,296
6.500% due 08/25/2036		1,365	723
6.500% due 09/25/2036 ^		1,384	946
Residential Funding Mortgage Securities, Inc. Trust
4.631% due 02/25/2037 ~		3,036	2,588
4.765% due 11/25/2035 ^~		186	171
4.802% due 02/25/2036 ^~		2,259	2,116
4.928% due 06/25/2035 ~		253	260
5.217% due 07/27/2037 ^~		7,739	6,946
5.500% due 12/25/2034		394	414
5.750% due 12/25/2035		1,219	1,244
6.000% due 06/25/2036 ^		1,298	1,284
6.000% due 07/25/2036 ^		1,533	1,538
6.000% due 10/25/2036 ^		6,527	6,221
6.000% due 06/25/2037 ^		674	639
6.500% due 03/25/2032		89	92
RESIMAC Bastille Trust 3.280% due 12/16/2059 •		334	335
Resloc UK PLC 1.006% due 12/15/2043 •	GBP	2,795	3,268
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	2,104	2,292
0.943% due 06/12/2044 •	GBP	30,320	36,453
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	40,526
0.257% due 09/28/2055 •		820,581	923,544
0.407% due 09/28/2055 •		62,548	65,850
0.657% due 09/28/2055 •		42,646	43,356
1.000% due 09/28/2055 ~		15,864	5,653
1.157% due 09/28/2055 •		25,587	26,091
1.907% due 09/28/2055 •		42,646	40,556
Securitized Asset Sales, Inc. 4.986% due 11/26/2023 ~		$42	38
Sequoia Mortgage Trust
2.583% due 07/20/2036 •		49	48
2.593% due 06/20/2036 •		1,219	1,184
2.733% due 07/20/2033 •		141	139
3.043% due 06/20/2033 •		8	8
3.134% due 05/20/2034 •		1,223	1,207
3.143% due 10/20/2027 •		45	44
3.154% due 05/20/2034 •		372	377
3.183% due 10/20/2027 •		641	631
3.415% due 09/20/2033 •		210	210
3.808% due 01/20/2047 ^~		1,715	1,394
3.829% due 09/20/2046 ^~		3,546	2,918
4.258% due 01/20/2047 ^~		2,379	2,117
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M) due 09/25/2034 ~		1,506	1,439
2.704% due 10/25/2035 •		783	788
2.704% due 08/25/2036 ^•		4,693	3,747
3.874% due 11/25/2035 ^~		313	297
3.904% due 01/25/2035 ^•		169	164
4.033% due 06/25/2036 ^~		180	180
4.044% due 10/25/2037 ^•		650	602
4.054% due 01/25/2035 ~		441	445
4.113% due 04/25/2036 ^~		3,645	3,077
4.195% due 02/25/2036 ^~		1,777	1,663
4.329% due 08/25/2035 ~		50	51
4.350% due 05/25/2036 ^~		3,972	3,776
4.377% due 12/25/2035 ~		2,940	2,830
4.425% due 02/25/2036 ^~		2,338	1,842
4.475% due 12/25/2034 ~		42	43
4.489% due 02/25/2036 ^~		3,593	3,421
4.518% due 03/25/2036 ^~		586	545
4.561% due 09/25/2034 ~		12	12

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

4.566% due 02/25/2034 ~		900	915
4.566% due 09/25/2034 ~		542	551
4.568% due 05/25/2036 ^~		906	875
4.576% due 09/25/2035 ~		1,312	1,279
4.614% due 08/25/2034 ~		549	551
Structured Asset Mortgage Investments Trust
2.594% due 06/25/2036 •		1,693	1,704
2.614% due 04/25/2036 •		793	775
2.614% due 05/25/2036 •		121	114
2.624% due 05/25/2046 •		10,868	6,215
2.634% due 02/25/2036 ^•		218	214
2.640% due 07/19/2035 •		3,421	3,397
2.664% due 03/25/2037 •		2,118	1,548
2.664% due 05/25/2046 ^•		12	21
2.714% due 12/25/2035 ^•		2,936	2,910
2.744% due 03/25/2037 ^•		146	87
3.050% due 09/19/2032 •		1,667	1,651
3.090% due 01/19/2034 •		221	219
3.230% due 10/19/2033 •		390	374
3.732% due 02/25/2036 ^•		10,990	10,940
3.904% due 12/25/2035 ^•		2,236	2,300
6.666% due 06/25/2029 ~		14	14
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates 3.239% due 05/25/2022 ~		1	1
Structured Asset Securities Corp.
5.221% due 04/15/2027 ~		11	11
5.500% due 06/25/2035		1,372	1,445
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,899	2,497
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.410% due 01/25/2034 ~		1,989	2,032
4.617% due 07/25/2032 ~		29	27
4.710% due 03/25/2033 ~		1,154	1,199
4.732% due 07/25/2033 ~		27	28
4.815% due 11/25/2033 ~		97	98
5.290% due 06/25/2034 þ		129	130
Structured Asset Securities Corp. Trust 5.750% due 02/25/2035		8,730	9,149
SunTrust Adjustable Rate Mortgage Loan Trust
4.307% due 10/25/2037 ~		778	738
4.691% due 02/25/2037 ^~		541	517
4.709% due 04/25/2037 ^~		596	507
4.814% due 01/25/2037 ^~		3,832	3,613
SunTrust Alternative Loan Trust
3.054% due 12/25/2035 ^•		4,553	3,852
5.750% due 12/25/2035 ^		2,993	2,920
6.000% due 04/25/2036 ^		698	573
Taurus IT SRL 1.188% due 02/18/2027 •	EUR	687	780
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ		$675	367
5.970% due 09/25/2036 ^þ		5,583	482
6.015% due 07/25/2037 þ		1,198	834
6.500% due 07/25/2036		4,939	2,467
Thornburg Mortgage Securities Trust
2.754% due 12/25/2033 •		495	492
3.452% due 06/25/2047 •		4	3
3.452% due 06/25/2047 ^•		35,171	33,173
3.502% due 03/25/2037 ^•		14,721	13,703
4.092% due 10/25/2043 ~		278	277
4.131% due 09/25/2037 ~		4,693	4,739
4.383% due 09/25/2047 ~		40,424	36,549
4.649% due 10/25/2046 •		88,537	89,778
4.842% due 07/25/2036 •		64,061	62,715
Trinity Square PLC 1.971% due 07/15/2051 •	GBP	9,965	12,726
Wachovia Mortgage Loan Trust LLC
4.189% due 08/20/2035 ^~		$2,851	2,732
4.646% due 08/20/2035 ^~		1,847	1,817
4.671% due 10/20/2035 ~		509	480
4.704% due 03/20/2037 ^~		1,538	1,521
4.710% due 10/20/2035 ~		23	24
WaMu Mortgage Pass-Through Certificates Trust
2.345% due 07/25/2047 ^•		3,467	2,906
2.458% due 05/25/2046 •		274	264
2.458% due 12/25/2046 •		7,811	7,896
2.595% due 10/25/2046 •		9,758	9,421
2.674% due 12/25/2045 •		514	520
2.814% due 11/25/2045 •		310	308
2.814% due 12/25/2045 •		262	255
2.984% due 07/25/2045 •		235	234
3.144% due 11/25/2034 •		747	754
3.264% due 04/25/2047 •		11,820	11,881
3.274% due 05/25/2047 •		13,464	12,809
3.384% due 11/25/2034 •		363	368
3.504% due 08/25/2046 •		157	147

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.566% due 04/25/2037 ^~		2,551	2,346
3.612% due 11/25/2036 ^~		23	22
3.651% due 03/25/2036 ^~		14,048	12,959
3.670% due 05/25/2037 ^~		114	103
3.683% due 12/25/2036 ^~		66	63
3.700% due 12/25/2036 ^~		10,267	9,889
3.752% due 08/25/2036 ^~		1,264	1,195
3.824% due 12/25/2036 ^~		8,325	8,325
3.847% due 09/25/2036 ^~		5,111	4,943
3.851% due 08/25/2046 ^~		8,103	7,942
3.884% due 08/25/2035 ~		364	358
3.897% due 02/25/2037 ^~		6,334	5,944
3.904% due 06/25/2042 •		475	471
3.905% due 08/25/2036 ^~		167	164
3.923% due 01/25/2036 ^~		5,172	5,104
3.961% due 02/25/2037 ^~		6,928	6,869
3.978% due 08/25/2036 ~		10,098	9,306
3.981% due 05/25/2037 ^~		1,899	1,858
3.993% due 10/25/2035 ~		675	674
3.998% due 07/25/2037 ^~		322	305
4.045% due 04/25/2037 ^~		1,116	1,089
4.062% due 12/25/2035 ~		1,728	1,698
4.077% due 02/25/2037 ^~		13,557	13,382
4.100% due 09/25/2035 ~		13,725	13,940
4.243% due 12/25/2035 ~		11,014	11,030
4.266% due 04/25/2035 ~		4,171	4,320
4.270% due 03/25/2037 ~		21,768	21,946
4.292% due 08/25/2034 ~		256	266
4.347% due 09/25/2033 ~		593	617
4.380% due 09/25/2033 ~		65	67
4.381% due 05/25/2035 ~		23,631	24,280
4.458% due 03/25/2035 ~		1,603	1,596
4.740% due 01/25/2033 ~		104	109
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	16,345
1.584% due 12/21/2049 •		217,134	273,942
2.284% due 12/21/2049 •		23,296	30,036
2.784% due 12/21/2049 •		11,648	14,794
3.284% due 12/21/2049 •		6,656	8,482
3.784% due 12/21/2049 •		6,656	8,318
Washington Mutual Mortgage Pass-Through Certificates Trust
2.564% due 02/25/2037 ^•		$15,249	12,289
2.854% due 04/25/2035 •		7,705	6,293
3.474% due 05/25/2046 ^•		4,551	3,941
3.628% due 05/25/2033 ~		109	108
3.941% due 02/25/2033 ~		10	10
4.278% due 06/25/2033 ~		2,372	2,386
4.313% due 09/25/2036 ^þ		3,564	1,725
4.395% due 02/25/2031 ~		1	1
5.500% due 11/25/2035 ^		676	675
5.500% due 06/25/2037 ^		1,430	1,456
6.000% due 04/25/2036 ^		1,552	1,451
6.268% due 07/25/2036 þ		1,414	611
6.449% due 07/25/2036 ^þ		2,415	1,044
Wells Fargo Alternative Loan Trust 4.891% due 07/25/2037 ^~		1,180	1,126
Wells Fargo Commercial Mortgage Trust 3.615% due 12/15/2049		11,561	12,180
Wells Fargo Mortgage-Backed Securities Trust
2.904% due 07/25/2037 ^•		698	623
4.720% due 09/25/2033 ~		50	51
4.760% due 10/25/2036 ^~		2,649	2,671
4.766% due 10/25/2035 ~		7,389	7,469
4.813% due 03/25/2036 ~		5,166	5,322
4.827% due 12/25/2033 ~		418	437
4.855% due 11/25/2034 ~		338	348
4.859% due 04/25/2036 ^~		12	12
4.901% due 12/25/2033 ~		78	81
4.904% due 11/25/2034 ~		54	56
4.905% due 10/25/2035 ~		2,714	2,768
4.927% due 05/25/2035 ~		987	1,009
4.930% due 10/25/2035 ~		28	28
4.941% due 06/25/2033 ~		150	154
4.945% due 07/25/2034 ~		9	9
4.946% due 08/25/2033 ~		60	60
4.947% due 06/25/2035 ~		1,522	1,592
4.952% due 01/25/2035 ~		1,443	1,476
4.959% due 12/25/2034 ~		335	349
4.966% due 03/25/2036 ^~		2,812	2,839
4.973% due 12/25/2034 ~		6	7
4.990% due 03/25/2036 ~		991	989
4.991% due 03/25/2036 ~		25,843	26,658
4.992% due 07/25/2036 ~		10,170	10,355
4.994% due 06/25/2035 ~		164	167
5.000% due 03/25/2036		641	619
5.002% due 04/25/2036 ^~		222	227

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

5.002% due 04/25/2036 ~	5,210	5,313
5.011% due 01/25/2035 ~	367	389
5.026% due 06/25/2034 ~	1,248	1,312
5.089% due 05/25/2035 ~	41	41
5.159% due 03/25/2036 ~	95	95
5.178% due 07/25/2036 ^~	638	649
5.221% due 03/25/2036 ^~	1,378	1,400
5.222% due 04/25/2036 ~	2,393	2,380
5.500% due 11/25/2035	115	116
5.500% due 01/25/2036 ^	1,121	1,129
5.500% due 02/25/2037 ^	445	426
5.750% due 02/25/2037	257	248
5.750% due 04/25/2037 ^	1,889	1,925
6.000% due 08/25/2036	1,385	1,391
6.000% due 03/25/2037 ^	1,334	1,316
6.000% due 04/25/2037 ^	1,658	1,687
6.000% due 07/25/2037 ^	9,361	9,490
6.000% due 08/25/2037	4,840	4,900
6.000% due 08/25/2037 ^	330	334
6.250% due 07/25/2037 ^	114	113
Total Non-Agency Mortgage-Backed Securities (Cost $8,341,211)		8,395,857

ASSET-BACKED SECURITIES 10.0%
Aames Mortgage Investment Trust 3.184% due 10/25/2035 •	3,100	3,098
Accredited Mortgage Loan Trust
2.534% due 02/25/2037 •	159	159
2.724% due 12/25/2035 •	512	512
3.274% due 01/25/2035 •	785	789
4.330% due 06/25/2033 þ	1,535	1,513
4.980% due 10/25/2033 þ	1,240	1,300
ACE Securities Corp. Home Equity Loan Trust
2.464% due 10/25/2036 •	12	6
2.514% due 12/25/2036 •	6,175	2,253
2.564% due 08/25/2036 ^•	5,222	1,709
2.604% due 12/25/2036 •	23,809	8,883
2.624% due 08/25/2036 ^•	6,711	2,226
2.954% due 12/25/2045 ^•	5,281	3,842
3.024% due 02/25/2036 ^•	2,684	2,570
3.064% due 11/25/2035 •	11,077	11,149
3.104% due 08/25/2045 •	3,064	3,032
3.379% due 11/25/2033 •	1,838	1,830
3.379% due 12/25/2034 •	306	304
3.379% due 07/25/2035 •	3,118	3,158
4.204% due 10/25/2032 •	1,032	1,042
Aegis Asset-Backed Securities Trust
2.834% due 12/25/2035 •	3,300	3,246
2.884% due 06/25/2035 •	3,500	3,200
Allegro CLO Ltd. 3.803% due 01/30/2026 •	8,930	8,936
Ally Master Owner Trust 2.714% due 07/15/2022 •	15,300	15,307
AmeriCredit Automobile Receivables Trust 1.800% due 10/08/2021	3,800	3,791
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.094% due 04/25/2034 •	100	100
3.184% due 05/25/2034 •	2,439	2,456
3.274% due 07/25/2034 •	353	356
4.401% due 05/25/2034 ^þ	686	715
5.779% due 11/25/2032 ^•	3,675	3,726
Amortizing Residential Collateral Trust
3.439% due 07/25/2032 •	62	62
3.529% due 08/25/2032 •	86	83
Apex Credit CLO Ltd. 3.632% due 10/27/2028 •	25,000	25,030
Apidos CLO 3.572% due 01/19/2025 •	5,366	5,373
Arbor Realty Commercial Real Estate Notes Ltd. 3.694% due 04/15/2027 •	19,400	19,449
Ares CLO Ltd. 3.778% due 04/17/2026 •	7,918	7,921
Argent Securities Trust
2.514% due 09/25/2036 •	4,639	1,891
2.554% due 06/25/2036 •	20,709	7,388
2.554% due 09/25/2036 •	23,953	9,825
2.594% due 03/25/2036 •	6,787	4,337
2.674% due 05/25/2036 •	26,462	10,287
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.724% due 01/25/2036 •	12,523	11,759
3.529% due 11/25/2034 •	3,522	3,555
4.429% due 05/25/2034 •	701	700
Asset-Backed Funding Certificates Trust
3.264% due 12/25/2030 •	768	758
3.454% due 03/25/2034 ^•	2,652	2,497
3.499% due 05/25/2032 •	506	504

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust
2.484% due 05/25/2037 •		207	148
2.854% due 11/25/2035 •		5,764	5,797
3.164% due 10/25/2034 •		1	1
3.744% due 04/15/2033 •		1,627	1,630
4.172% due 08/15/2033 •		532	530
5.619% due 08/15/2032 •		6,792	6,678
Avery Point CLO Ltd.
3.680% due 04/25/2026 •		921	922
3.721% due 01/18/2025 •		11,260	11,272
B2R Mortgage Trust 2.567% due 06/15/2049		16,448	16,373
Barings Euro CLO BV 1.050% due 07/27/2030	EUR	1,400	1,593
Bear Stearns Asset-Backed Securities Trust
2.514% due 04/25/2031 •		$1,091	1,603
2.574% due 12/25/2036 ^•		3,951	4,207
2.594% due 05/25/2037 •		788	788
2.644% due 06/25/2047 •		7,500	7,432
2.690% due 12/25/2036		9,506	9,515
2.744% due 05/25/2036 ^•		1,700	1,454
2.804% due 11/25/2034 ^•		1,471	1,343
2.804% due 02/25/2036 •		10,000	9,976
2.854% due 12/25/2042 •		126	125
3.044% due 12/25/2034 •		4	4
3.064% due 10/25/2032 •		881	886
3.204% due 10/27/2032 •		794	780
3.379% due 08/25/2035 •		1,786	1,793
3.404% due 10/25/2037 •		218	219
3.404% due 11/25/2042 •		160	161
3.454% due 08/25/2037 •		6,563	5,800
3.529% due 02/25/2035 •		4,139	4,174
3.566% due 10/25/2036 ~		929	640
4.366% due 07/25/2036 ~		77	78
4.858% due 06/25/2043 ~		435	444
5.500% due 01/25/2034 þ		26	26
Black Diamond CLO Ltd. 3.638% due 02/06/2026 •		21,728	21,735
Capital Auto Receivables Asset Trust
1.690% due 03/20/2021		8,723	8,707
2.540% due 10/20/2020		10,101	10,102
2.553% due 10/20/2020 •		1,461	1,461
CARDS Trust
2.744% due 04/17/2023 •		53,000	53,053
3.047% due 04/17/2023		53,300	53,603
CarMax Auto Owner Trust
2.690% due 07/15/2022		31,400	31,577
2.730% due 08/16/2021		21,724	21,761
Carrington Mortgage Loan Trust
2.464% due 01/25/2037 •		473	456
2.564% due 10/25/2036 •		4,823	3,786
2.654% due 10/25/2036 •		5,651	4,483
2.664% due 02/25/2037 •		53,326	50,277
Carvana Auto Receivables Trust 2.600% due 01/18/2022		12,200	12,206
Catamaran CLO Ltd. 4.001% due 10/18/2026 •		8,734	8,743
CDC Mortgage Capital Trust 3.199% due 07/25/2034 •		1,645	1,554
Cent CLO Ltd. 3.667% due 10/15/2026 •		28,800	28,804
Chase Funding Trust
2.964% due 02/25/2033 •		45	44
3.044% due 08/25/2032 •		566	560
3.064% due 11/25/2032 •		15	14
3.304% due 02/25/2032 •		394	393
Chesapeake Funding LLC
2.859% due 08/15/2030		22,161	22,147
3.230% due 08/15/2030		3,461	3,507
CIT Group Home Equity Loan Trust 3.480% due 09/25/2030 •		1,463	1,460
CIT Mortgage Loan Trust 3.780% due 10/25/2037 •		14,944	15,153
Citigroup Mortgage Loan Trust
2.544% due 12/25/2036 •		589	588
2.564% due 12/25/2036 •		12,036	8,193
2.574% due 07/25/2045 •		10,320	8,215
2.594% due 05/25/2037 •		12,261	9,275
2.654% due 08/25/2036 •		23,559	23,290
2.664% due 07/25/2045 •		4,932	3,968
2.674% due 05/25/2037 •		17,700	17,312
2.854% due 11/25/2045 •		2,925	2,915
4.603% due 10/25/2037 þ		3,180	3,297
5.764% due 01/25/2037 ^þ		1,173	827
6.351% due 05/25/2036 ^þ		2,780	1,594

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 3.334% due 05/25/2035 •		3,900	3,910
Citigroup Mortgage Loan Trust, Inc.
2.664% due 01/25/2037 •		6,000	5,972
3.139% due 09/25/2035 ^•		11,100	11,206
Commonbond Student Loan Trust 2.550% due 05/25/2041		9,822	9,823
Conseco Finance Corp.
6.240% due 12/01/2028		20	20
6.870% due 04/01/2030 ~		112	117
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		293	327
Cork Street CLO Designated Activity Co. 0.760% due 11/27/2028 •	EUR	17,400	19,922
Countrywide Asset-Backed Certificates
2.544% due 07/25/2037 ^•		$5,883	5,236
2.544% due 08/25/2037 ^•		16,460	15,644
2.544% due 08/25/2037 •		825	814
2.554% due 01/25/2037 •		7,004	6,866
2.554% due 05/25/2037 •		12,271	12,189
2.564% due 01/25/2034 •		675	672
2.564% due 12/25/2035 ^•		1,502	1,490
2.574% due 05/25/2037 •		8,688	8,672
2.574% due 06/25/2047 •		3,956	3,946
2.584% due 06/25/2047 •		597	594
2.584% due 11/25/2047 ^•		2,787	2,324
2.624% due 09/25/2037 ^•		3,265	2,733
2.624% due 09/25/2047 ^•		31,946	28,477
2.634% due 10/25/2047 •		6,952	6,728
2.694% due 06/25/2036 •		6,213	6,217
2.694% due 08/25/2036 •		5,818	5,819
2.704% due 06/25/2036 •		3,184	3,191
2.704% due 07/25/2036 •		2,991	2,998
2.744% due 04/25/2036 •		1,390	1,393
2.744% due 12/25/2036 ^•		529	349
2.804% due 08/25/2034 •		769	765
2.844% due 04/25/2036 •		4,500	4,518
2.854% due 03/25/2036 •		2,600	2,577
2.894% due 02/25/2036 •		3,400	3,404
2.964% due 12/25/2035 •		243	243
3.144% due 05/25/2032 •		16	15
4.651% due 10/25/2046 ^~		6,051	5,971
4.758% due 10/25/2032 ^~		5,886	5,392
Countrywide Asset-Backed Certificates Trust
2.544% due 02/25/2037 •		11,723	11,148
2.544% due 03/25/2037 •		4,798	4,638
2.564% due 03/25/2037 •		5,182	5,154
2.564% due 09/25/2046 •		2,181	2,158
2.594% due 06/25/2047 •		3,259	3,237
2.854% due 04/25/2036 •		2,490	2,496
2.864% due 05/25/2036 •		30,739	30,511
2.894% due 02/25/2036 •		1,004	1,007
2.934% due 02/25/2036 •		4,800	4,806
2.984% due 11/25/2035 •		748	750
3.044% due 02/25/2036 •		9,944	9,955
3.054% due 07/25/2035 •		9,328	9,385
3.104% due 11/25/2035 •		2,000	2,012
3.204% due 08/25/2047 •		21,098	21,093
3.754% due 04/25/2035 •		3,500	3,548
4.693% due 10/25/2035 ~		195	198
4.721% due 12/25/2034 ~		2,100	2,141
4.740% due 10/25/2035 ~		40	41
5.103% due 05/25/2035 þ		1,142	1,161
5.583% due 08/25/2035 ~		17,821	18,842
5.859% due 10/25/2046 ^~		4,133	3,942
Countrywide Asset-Backed Certificates Trust, Inc.
3.144% due 12/25/2034 •		2,607	2,633
3.304% due 11/25/2034 •		410	414
Countrywide Asset-Backed Certificates, Inc. 4.804% due 01/25/2034 ^•		9,523	7,986
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		13,500	13,700
Credit Suisse First Boston Mortgage Securities Corp.
3.144% due 08/25/2032 •		1,908	1,883
4.054% due 05/25/2043 •		447	447
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)		600,121	554,101
1.000% due 02/25/2056		139	139
Credit-Based Asset Servicing & Securitization LLC
2.524% due 07/25/2037 •		362	244
3.504% due 04/25/2032 •		45	46
3.544% due 07/25/2036 •		1,046	1,048
6.780% due 05/25/2035 þ		1,303	1,355
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.816% due 03/25/2037 ^þ		5,752	3,240

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust
2.464% due 11/25/2036 •		111	69
2.554% due 11/25/2036 •		10,718	6,753
2.654% due 04/25/2037 •		1,034	805
Crown Point CLO Ltd. 3.713% due 07/17/2028		15,100	15,031
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 þ		1,674	673
5.720% due 09/25/2036 ^þ		2,353	1,349
6.172% due 06/25/2036 ^þ		2,055	1,001
CVP Cascade CLO Ltd. 3.751% due 01/16/2026 •		8,952	8,947
Daimler Trucks Retail Trust 2.600% due 05/15/2020		5,019	5,019
Delta Funding Home Equity Loan Trust 3.214% due 09/15/2029 •		152	151
Denali Capital CLO LLC 3.636% due 10/26/2027 •		30,400	30,369
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 10/25/2033		3	3
Driver Australia Trust 2.810% due 07/21/2026	AUD	12,047	8,448
Dryden Senior Loan Fund 3.497% due 10/15/2027 •		$22,800	22,772
Edsouth Indenture LLC 3.430% due 07/25/2023 •		3,522	3,523
Educational Funding Co. LLC 2.830% due 10/25/2029 •		799	798
EMC Mortgage Loan Trust
3.144% due 05/25/2040 •		23	23
3.304% due 05/25/2043 •		78	78
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		22,100	22,418
EquiFirst Mortgage Loan Trust 3.154% due 01/25/2034 •		19	19
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		4,054	4,050
2.900% due 01/18/2022		6,061	6,066
3.050% due 12/15/2021		14,089	14,117
FAB UK Ltd. 1.365% due 12/06/2045 •	GBP	6,083	7,363
Fieldstone Mortgage Investment Trust
2.590% due 11/25/2036 •		$10,648	6,958
2.594% due 05/25/2036 •		9,930	7,703
Figueroa CLO Ltd. 3.497% due 01/15/2027 •		17,744	17,730
Finance America Mortgage Loan Trust 3.304% due 08/25/2034 •		392	394
First Franklin Mortgage Loan Trust
2.564% due 04/25/2036 •		3,864	3,781
2.644% due 08/25/2036 •		6,333	5,796
2.644% due 10/25/2036 •		5,785	4,658
2.854% due 11/25/2036 •		6,074	6,108
2.874% due 07/25/2035 •		76	77
2.894% due 07/25/2035 •		2,000	2,014
3.139% due 12/25/2034 •		3,458	3,594
3.604% due 01/25/2035 •		2,690	2,712
3.829% due 10/25/2034 •		1,661	1,660
First NLC Trust
1.029% due 05/25/2035 •		1,398	1,375
2.544% due 08/25/2037 •		3,308	2,130
2.684% due 08/25/2037 •		1,873	1,229
Ford Credit Auto Lease Trust
2.710% due 12/15/2020		93,045	93,122
2.930% due 04/15/2021		35,425	35,504
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021		3,600	3,598
2.840% due 03/15/2024		53,200	54,235
2.854% due 11/15/2021 •		8,930	8,937
Fremont Home Loan Trust
2.464% due 01/25/2037 •		34	20
2.530% due 08/25/2036 •		427	185
2.534% due 11/25/2036 •		46,402	21,307
2.554% due 01/25/2037 •		15,083	8,890
2.574% due 02/25/2037 •		56,323	28,995
2.590% due 08/25/2036 •		8,751	3,846
2.644% due 02/25/2037 •		21,388	11,210
2.654% due 05/25/2036 •		12,880	9,052
2.674% due 04/25/2036 •		3,100	1,948
2.734% due 01/25/2036 •		16,262	15,907
3.139% due 07/25/2035 •		1,500	1,507
3.334% due 07/25/2034 •		144	146
3.469% due 06/25/2035 •		6,400	6,398
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	103,264	84,168

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

GE-WMC Mortgage Securities Trust 2.444% due 08/25/2036 •	$7	4
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~	40	41
Gracechurch Card Funding PLC 2.794% due 07/15/2022 •	39,500	39,511
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~	527	558
Greystone Commercial Real Estate Ltd. 3.944% due 03/15/2027 •	19,900	19,965
GSAA Home Equity Trust
2.474% due 03/25/2036 •	55	27
2.504% due 03/25/2037 •	675	320
2.524% due 04/25/2047 •	4,123	3,926
2.574% due 09/25/2036 •	11,029	4,820
2.584% due 05/25/2036 •	16,914	7,438
2.584% due 07/25/2037 •	2,307	2,240
2.704% due 03/25/2037 •	2,684	1,666
2.774% due 06/25/2035 •	739	741
2.854% due 08/25/2037 •	4,256	4,161
4.101% due 03/25/2036 ~	7,537	4,938
4.333% due 06/25/2034 ^þ	1	1
GSAA Trust
2.524% due 05/25/2047 •	5,480	4,297
2.704% (US0001M + 0.300%) due 05/25/2047 ~	321	261
GSAMP Trust
2.494% due 01/25/2037 •	3,840	2,633
2.524% due 12/25/2036 •	7,158	4,244
2.564% due 05/25/2046 •	911	903
2.584% due 11/25/2035 •	398	84
2.644% due 06/25/2036 •	5,231	3,552
2.644% due 08/25/2036 •	2,295	1,980
2.674% due 04/25/2036 •	4,871	3,702
2.924% due 01/25/2045 •	566	567
3.409% due 06/25/2035 •	204	205
3.454% due 06/25/2034 •	453	449
3.654% due 03/25/2034 ^•	3,923	3,264
3.724% due 12/25/2034 ^•	1,558	1,254
4.054% due 10/25/2034 •	429	416
Halcyon Loan Advisors Funding Ltd. 3.692% due 10/22/2025 •	39,303	39,311
Home Equity Asset Trust
3.004% due 11/25/2032 •	154	151
3.499% due 05/25/2035 •	3,300	3,316
Home Equity Loan Trust 2.634% due 04/25/2037 •	10,800	9,912
Home Equity Mortgage Loan Asset-Backed Trust
2.524% due 04/25/2037 •	1,389	1,033
2.614% due 04/25/2037 •	4,468	3,363
HSI Asset Loan Obligation Trust 2.464% due 12/25/2036 •	115	51
HSI Asset Securitization Corp. Trust
2.454% due 10/25/2036 •	197	105
2.514% due 12/25/2036 •	585	237
2.574% due 12/25/2036 •	5,326	2,159
2.794% due 11/25/2035 •	5,301	5,235
ICG U.S. CLO Ltd. 3.451% due 01/16/2028 •	12,600	12,544
IMC Home Equity Loan Trust
5.728% due 07/25/2026 ~	18	18
7.310% due 11/20/2028	14	14
7.520% due 08/20/2028	15	16
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.264% due 10/25/2033 •	557	557
IXIS Real Estate Capital Trust 3.034% due 02/25/2036 •	5,307	5,346
Jamestown CLO Ltd.
3.287% due 07/15/2026 •	17,943	17,909
3.467% due 01/15/2028 •	26,100	26,020
3.808% due 01/17/2027 •	16,756	16,776
JPMorgan Mortgage Acquisition Trust
2.484% due 08/25/2036 •	248	143
2.514% due 08/25/2036 •	33	24
2.554% due 08/25/2036 •	63	63
2.564% due 01/25/2036 •	1,358	1,355
2.564% due 06/25/2036 •	912	913
2.564% due 07/25/2036 ^•	6,852	2,789
2.564% due 01/25/2037 •	305	306
2.574% due 04/25/2036 •	2,854	2,856
2.594% due 03/25/2047 •	25,812	25,352
2.614% due 03/25/2037 •	2,980	2,982
2.644% due 08/25/2036 •	3,000	2,962
2.664% due 07/25/2036 •	7,390	7,297
2.664% due 03/25/2037 •	5,600	5,556
2.674% due 04/25/2036 •	5,723	5,687
6.337% due 08/25/2036 ^þ	2,234	1,655

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

LA Arena Funding LLC 7.656% due 12/15/2026	47	50
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (g)	177,272	178,943
0.000% due 01/25/2058 ~	214	211
3.162% due 12/25/2056 ~	615,837	568,870
4.001% due 01/25/2058 ~	46,093	47,383
4.157% due 02/25/2058 ~	140,017	142,846
4.693% due 12/26/2057 ~	609,186	627,542
Lehman ABS Mortgage Loan Trust
2.494% due 06/25/2037 •	7,357	5,381
2.604% due 06/25/2037 •	3,972	2,950
Lehman XS Trust
2.574% due 10/25/2036 •	1,320	1,304
2.574% due 01/25/2037 •	1,486	1,442
LoanCore Issuer Ltd. 3.524% due 05/15/2028 •	24,000	24,014
Long Beach Mortgage Loan Trust
2.564% due 12/25/2036 •	29,039	22,178
2.924% due 08/25/2045 •	7,386	7,252
2.964% due 10/25/2034 •	11	11
3.164% due 08/25/2045 •	1,904	1,922
3.454% due 06/25/2035 •	8,900	8,929
3.679% due 02/25/2035 •	4,500	4,538
Loomis Sayles CLO Ltd. 3.497% due 04/15/2028 •	10,500	10,448
Massachusetts Educational Financing Authority 3.530% due 04/25/2038 •	1,528	1,537
MASTR Asset-Backed Securities Trust
2.454% due 01/25/2037 •	99	40
2.554% due 08/25/2036 •	5,372	2,835
2.644% due 03/25/2036 •	8,292	6,085
2.644% due 10/25/2036 •	5,034	4,739
2.904% due 10/25/2035 ^•	10,870	10,401
3.334% due 06/25/2035 •	8,620	8,682
5.471% due 11/25/2035 þ	460	440
5.719% due 02/25/2036 þ	946	905
Merrill Lynch First Franklin Mortgage Loan Trust 2.574% due 04/25/2037 •	3,125	1,728
Merrill Lynch Mortgage Investors Trust
2.464% due 11/25/2037 •	1,919	1,000
2.514% due 08/25/2037 •	10,503	6,754
2.524% due 02/25/2037 •	1,079	469
2.554% due 08/25/2037 •	43,986	28,495
2.554% due 11/25/2037 •	13,668	7,307
2.574% due 07/25/2037 •	5,794	3,250
2.644% due 08/25/2037 •	2,199	1,448
2.664% due 03/25/2037 •	52,547	47,109
2.664% due 04/25/2037 •	3,453	2,122
2.724% due 03/25/2037 •	14,091	12,723
2.854% due 02/25/2047 •	20,902	15,355
MESA Trust 3.204% due 12/25/2031 •	491	488
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	208	226
Mid-State Trust 7.791% due 03/15/2038	1,621	1,820
Morgan Stanley ABS Capital, Inc. Trust
2.454% due 07/25/2036 •	170	83
2.464% due 12/25/2036 •	3,124	1,919
2.464% due 05/25/2037 •	1,435	1,283
2.494% due 01/25/2037 •	6,630	3,743
2.504% due 11/25/2036 •	1,812	1,298
2.514% due 03/25/2037 •	7,678	4,168
2.544% due 11/25/2036 •	17,372	10,858
2.544% due 05/25/2037 •	5,693	4,467
2.554% due 06/25/2036 •	8,904	5,851
2.554% due 09/25/2036 •	18,710	9,288
2.554% due 10/25/2036 •	16,111	10,179
2.554% due 11/25/2036 •	20,046	14,448
2.554% due 12/25/2036 •	2,519	1,563
2.564% due 09/25/2036 •	4,511	2,544
2.584% due 03/25/2037 •	29,583	16,210
2.604% due 02/25/2037 •	2,541	1,550
2.634% due 10/25/2036 •	1,927	1,230
2.634% due 11/25/2036 •	18,041	13,126
2.654% due 08/25/2036 •	18,735	11,797
2.654% due 12/25/2036 •	10,928	6,858
2.654% due 05/25/2037 •	2,571	2,330
2.744% due 03/25/2037 •	3,816	2,136
2.764% due 02/25/2037 •	4,488	2,195
3.049% due 09/25/2035 •	2,052	2,060
3.139% due 07/25/2035 •	6,100	6,043
3.334% due 11/25/2034 •	11,194	11,177
3.349% due 06/25/2034 •	1,661	1,672
3.404% due 03/25/2033 •	938	941

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

3.424% due 08/25/2034 •	170	171
Morgan Stanley Dean Witter Capital, Inc. Trust
3.679% due 09/25/2032 •	1,403	1,409
3.754% due 02/25/2033 •	851	856
Morgan Stanley Home Equity Loan Trust
2.504% due 12/25/2036 •	18,520	10,808
2.564% due 04/25/2036 •	6,682	5,320
Morgan Stanley IXIS Real Estate Capital Trust
2.454% due 11/25/2036 •	6	3
2.554% due 07/25/2036 •	10,352	5,429
2.634% due 07/25/2036 •	31,746	16,962
Morgan Stanley Mortgage Loan Trust
2.484% due 11/25/2036 •	4,005	1,647
2.524% due 04/25/2037 •	6,393	2,966
2.634% due 02/25/2037 •	610	286
2.764% due 04/25/2037 •	3,097	1,473
3.794% due 11/25/2036 ^•	2,027	1,000
5.577% due 10/25/2046 ^þ	2,961	1,242
5.726% due 10/25/2036 ^þ	1,407	707
5.750% due 04/25/2037 ^~	835	573
6.000% due 02/25/2037 ^~	673	535
Mountain Hawk CLO Ltd. 3.801% due 04/18/2025 •	41,468	41,472
Mountain View CLO Ltd. 3.397% due 10/15/2026 •	9,333	9,300
National Collegiate Student Loan Trust 2.674% due 03/26/2029 •	2,953	2,938
Navient Private Education Loan Trust
2.744% due 12/15/2059 •	6,572	6,569
3.610% due 12/15/2059	11,900	12,348
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042	34,994	35,264
Navient Student Loan Trust 3.430% due 12/15/2059	33,993	34,407
Nelnet Student Loan Trust 3.004% due 03/25/2030 •	7,201	7,212
New Century Home Equity Loan Trust
2.884% due 10/25/2035 •	2,299	2,246
3.079% due 03/25/2035 •	2,975	2,989
3.289% due 05/25/2034 •	1,265	1,271
5.404% due 01/25/2033 ^•	2,922	2,704
Nissan Auto Lease Trust 2.710% due 07/15/2021	15,700	15,764
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.734% due 10/25/2036 ^•	23,893	8,080
2.804% due 02/25/2037 ^•	2,202	889
2.894% due 05/25/2035 •	2,270	2,285
6.032% due 10/25/2036 ^þ	3,090	1,212
NovaStar Mortgage Funding Trust
2.504% due 01/25/2037 •	4,413	2,047
2.554% due 09/25/2036 •	17,551	9,696
2.554% due 03/25/2037 •	4,802	2,354
2.574% due 11/25/2036 •	10,575	4,701
2.584% due 03/25/2037 •	3,976	1,959
2.614% due 01/25/2037 •	19,852	9,371
2.680% due 10/25/2036 •	5,626	3,362
2.704% due 06/25/2036 •	2,681	2,290
3.114% due 12/25/2033 •	469	469
3.229% due 06/25/2034 •	75	75
4.305% due 03/25/2035 •	9,200	9,255
Oaktree CLO Ltd. 3.812% due 10/20/2026 •	5,113	5,119
OCP CLO Ltd. 3.438% due 04/17/2027 •	8,600	8,591
Octagon Investment Partners Ltd. 3.697% due 04/15/2026 •	3,557	3,558
OHA Credit Partners Ltd. 3.771% due 10/20/2025	12,990	12,999
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	5,215	5,206
3.430% due 12/16/2024	64,800	65,731
OneMain Financial Issuance Trust 2.370% due 09/14/2032	44,800	44,721
Option One Mortgage Loan Trust
2.504% due 01/25/2037 •	12,419	8,190
2.544% due 01/25/2037 •	27,955	18,536
2.574% due 05/25/2037 •	4,821	2,987
2.584% due 04/25/2037 •	8,394	5,624
2.624% due 01/25/2037 •	10,512	7,046
2.624% due 04/25/2037 •	24,468	19,377
2.644% due 04/25/2037 •	3,535	2,525
2.654% due 03/25/2037 •	1,659	989
2.654% due 07/25/2037 •	3,646	2,680
2.734% due 04/25/2037 •	2,705	1,827
2.764% due 01/25/2036 •	6,600	6,084

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Option One Mortgage Loan Trust Asset-Backed Certificates
2.864% due 11/25/2035 •	21,800	21,327
3.259% due 10/25/2032 •	2,732	2,730
OSCAR U.S. Funding Trust 2.902% due 04/12/2021 •	3,779	3,782
Ownit Mortgage Loan Trust 3.004% due 10/25/2036 ^•	3,387	3,056
Palmer Square CLO Ltd. 3.368% due 08/15/2026 •	26,722	26,622
Palmer Square Loan Funding Ltd.
3.247% due 07/15/2026 •	36,728	36,516
3.493% due 04/20/2027 •	8,300	8,308
Panhandle-Plains Higher Education Authority, Inc. 3.722% due 10/01/2035 •	10,749	10,784
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.204% due 12/25/2034 •	13,859	14,437
Penarth Master Issuer PLC
2.762% due 03/18/2022 •	11,500	11,500
2.932% due 09/18/2022	46,000	45,997
People's Choice Home Loan Securities Trust
3.124% due 05/25/2035 ^•	1,267	1,254
3.349% due 05/25/2035 ^•	7,000	6,370
3.754% due 01/25/2035 •	4,830	4,755
People's Financial Realty Mortgage Securities Trust 2.544% due 09/25/2036 •	21,046	8,177
Popular ABS Mortgage Pass-Through Trust
2.614% due 01/25/2037 •	7,000	6,799
3.034% due 06/25/2035 •	3,676	3,690
RAAC Trust
2.674% due 05/25/2036 •	943	933
2.704% due 06/25/2044 •	2,360	2,157
2.744% due 02/25/2036 •	3,166	3,175
2.754% due 11/25/2046 •	11,729	11,274
2.804% due 06/25/2047 •	1,322	1,325
Renaissance Home Equity Loan Trust
2.764% due 11/25/2034 •	290	276
3.104% due 08/25/2032 •	104	102
3.284% due 08/25/2033 •	58	59
5.893% due 06/25/2037 ^þ	8,030	3,605
5.906% due 06/25/2037 þ	8,997	4,049
Residential Asset Mortgage Products Trust
2.624% due 10/25/2034 •	99	98
2.694% due 02/25/2036 •	4,076	4,081
2.704% due 03/25/2036 •	19,730	19,463
4.954% due 12/25/2034 •	2,000	2,036
Residential Asset Securities Corp. Trust
2.534% due 11/25/2036 •	10,164	8,654
2.554% due 08/25/2036 •	847	768
2.564% due 06/25/2036 •	44	44
2.574% due 11/25/2036 •	3,900	3,417
2.644% due 10/25/2036 •	2,731	2,689
2.670% due 04/25/2036	704	705
2.674% due 05/25/2037 •	1,834	1,834
2.684% due 04/25/2036 •	4,200	4,101
2.814% due 01/25/2036 •	1,596	1,597
2.984% due 06/25/2033 •	1,195	1,120
2.994% due 09/25/2035 •	5,000	5,018
3.064% due 11/25/2035 •	2,876	2,890
3.229% due 07/25/2034 •	892	889
3.499% due 03/25/2035 •	2,803	2,808
Residential Mortgage Loan Trust 3.904% due 09/25/2029 •	5	5
SACO Trust
2.824% due 03/25/2036 ^•	22	22
2.904% due 12/25/2035 •	1	1
Santander Drive Auto Receivables Trust 2.730% due 04/15/2021	6,309	6,310
Santander Retail Auto Lease Trust
2.653% due 10/20/2020 •	26,837	26,838
2.710% due 10/20/2020	24,180	24,193
2.720% due 01/20/2022	36,600	36,830
Saxon Asset Securities Trust 2.574% due 10/25/2046 •	11,704	11,521
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^	266	90
2.534% due 05/25/2037 ^•	725	565
2.564% due 07/25/2036 •	2,862	1,492
2.644% due 07/25/2036 •	3,680	1,954
2.654% due 03/25/2036 •	12,023	8,713
2.654% due 05/25/2036 •	13,275	8,690
3.364% due 01/25/2036 ^•	3,672	2,931
Securitized Term Auto Receivables Trust 3.060% due 02/25/2021	8,036	8,062
Seneca Park CLO Ltd. 3.708% due 07/17/2026 •	18,119	18,139

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

SG Mortgage Securities Trust 2.554% due 10/25/2036 •		20,988	19,458
SLC Student Loan Trust
2.520% due 03/15/2027 •		10,229	10,183
2.678% due 05/15/2023 •		658	657
3.310% due 06/15/2021 •		3,826	3,802
SLM Private Credit Student Loan Trust 2.610% due 06/15/2023 •		12,333	12,307
SLM Private Education Loan Trust
1.850% due 06/17/2030		1,600	1,598
4.644% due 06/16/2042 •		18,000	18,208
5.450% due 05/16/2044 •		225	226
5.644% due 05/16/2044 •		3,379	3,400
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	21	24
0.000% due 06/17/2024 •		3,587	4,076
2.690% due 10/27/2025 •		$1,130	1,129
2.700% due 01/25/2027 •		51,495	51,193
2.730% due 10/25/2029 •		13,753	13,604
2.880% due 12/15/2027 •		46,237	46,286
2.910% due 01/25/2022 •		7,357	7,220
2.960% due 12/15/2025 •		26,980	26,986
3.480% due 07/25/2023 •		585	584
4.280% due 07/25/2023 •		1,025	1,038
SMB Private Education Loan Trust 2.744% due 03/16/2026 •		9,647	9,651
SoFi Alternative Trust 4.570% due 05/16/2050 ~		309,031	323,883
SoFi Consumer Loan Program LLC 3.050% due 12/26/2025		4,496	4,517
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028		20,800	20,958
SoFi Professional Loan Program LLC
1.830% due 05/25/2040		639	639
3.020% due 02/25/2040		6,734	6,810
3.704% due 02/25/2040 •		4,061	4,109
SoFi Professional Loan Program Trust 2.640% due 08/25/2047		13,822	13,856
Soundview Home Loan Trust
2.514% due 01/25/2037 •		4,099	3,304
2.564% due 11/25/2036 •		4,195	4,165
2.564% due 01/25/2037 •		3,913	3,174
2.584% due 02/25/2037 •		9,309	3,602
2.584% due 08/25/2037 •		2,732	2,689
2.664% due 02/25/2037 •		12,011	4,736
2.684% due 05/25/2036 •		5,000	4,898
3.229% due 06/25/2035 •		1,330	1,328
South Carolina Student Loan Corp. 3.520% due 09/03/2024 •		358	360
Specialty Underwriting & Residential Finance Trust
2.504% due 11/25/2037 •		554	401
2.754% due 03/25/2037 •		3,912	2,085
3.004% due 12/25/2036 •		4,536	4,477
3.154% due 06/25/2036 •		603	608
3.304% due 06/25/2036 •		18,300	17,444
3.379% due 12/25/2035 •		2,619	2,627
4.268% due 02/25/2037 ^þ		6,853	3,826
4.268% due 02/25/2037 þ		32,102	17,932
Staniford Street CLO Ltd. 3.590% due 06/15/2025 •		1,926	1,929
Structured Asset Investment Loan Trust
2.554% due 06/25/2036 •		1,529	1,499
2.554% due 09/25/2036 •		18,233	17,606
3.004% due 01/25/2036 •		6,526	6,534
3.104% due 04/25/2033 •		830	818
3.304% due 05/25/2035 •		9,400	9,499
3.334% due 09/25/2034 •		378	378
3.334% due 01/25/2035 •		38,618	38,817
3.404% due 09/25/2034 •		290	291
3.529% due 01/25/2035 •		3,957	3,433
3.604% due 12/25/2034 •		6,863	6,902
3.784% due 04/25/2033 •		129	131
3.979% due 01/25/2035 •		4,313	2,289
4.129% due 01/25/2035 ^•		3,144	318
Structured Asset Securities Corp. Mortgage Loan Trust
2.584% due 01/25/2037 •		2,995	1,609
2.654% due 09/25/2036 •		4,500	4,461
2.674% due 04/25/2036 •		12,913	12,453
2.704% due 06/25/2035 •		1,125	1,111
2.854% due 05/25/2037 •		3,486	3,358
3.404% due 08/25/2037 •		10,826	10,916
4.954% due 12/25/2034 •		838	840
Sudbury Mill CLO Ltd. 3.738% due 01/17/2026 •		7,864	7,869
Symphony CLO Ltd. 3.627% due 10/15/2025 •		26,075	26,087

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Telos CLO Ltd. 3.858% due 01/17/2027 •		19,464	19,473
TICP CLO Ltd.
3.432% due 04/20/2028 •		11,400	11,356
3.601% due 04/20/2028		18,000	17,851
Triaxx Prime CDO Ltd. 2.741% due 10/02/2039 •		29,171	15,898
Utah State Board of Regents 3.154% due 01/25/2057 •		57,629	57,646
VB-S1 Issuer LLC 3.065% due 06/15/2046		9,600	9,619
Venture CLO Ltd. 3.321% due 02/28/2026 •		38,341	38,237
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		22,788	22,898
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		18,877	18,944
Wachovia Loan Trust 2.764% due 05/25/2035 •		55	55
WaMu Asset-Backed Certificates WaMu Trust 2.654% due 04/25/2037 •		12,797	6,830
Washington Mutual Asset-Backed Certificates Trust 2.464% due 10/25/2036 •		1,780	917
Westlake Automobile Receivables Trust 2.840% due 09/15/2021		16,749	16,763
World Omni Automobile Lease Securitization Trust 2.590% due 11/16/2020		7,685	7,689
Z Capital Credit Partners CLO Ltd. 3.551% due 07/16/2027 •		16,900	16,871
Total Asset-Backed Securities (Cost $6,397,724)			6,633,767

SOVEREIGN ISSUES 7.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	19,300	23,747
4.950% due 02/11/2020		12,731	14,890
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2019 (g)	BRL	1,673,693	429,019
0.000% due 01/01/2020 (g)		9,971,116	2,520,288
0.000% due 04/01/2020 (g)		779,996	194,523
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$2,800	2,774
2.125% due 09/01/2022		22,900	22,928
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	1,022
Israel Government International Bond
3.250% due 01/17/2028		8,300	8,778
4.125% due 01/17/2048		4,000	4,389
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		79,300	80,315
3.375% due 09/27/2023		55,800	58,259
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	38,239
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	26,251
Kuwait International Government Bond 2.750% due 03/20/2022		21,700	22,025
New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,310	1,067
6.000% due 03/01/2022		165	131
Peru Government International Bond 5.940% due 02/12/2029	PEN	106,000	35,142
Poland Government International Bond 4.000% due 01/22/2024		$15	16
Province of Alberta 2.050% due 08/17/2026		6,000	5,935
Province of Quebec 3.500% due 12/01/2022	CAD	68,053	55,018
Provincia de Buenos Aires 54.501% due 04/12/2025 ~(a)	ARS	433,703	8,095
Qatar Government International Bond
3.375% due 03/14/2024		$32,500	33,625
3.875% due 04/23/2023		42,900	45,048
4.000% due 03/14/2029		21,100	22,775
4.500% due 04/23/2028		12,200	13,669
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	357
Spain Government International Bond
0.600% due 10/31/2029	EUR	253,948	293,208
1.400% due 07/30/2028		97,900	122,118
1.450% due 04/30/2029		397,900	498,624
1.850% due 07/30/2035		139,000	180,978
2.700% due 10/31/2048		42,800	64,045
Tokyo Metropolitan Government
2.000% due 05/17/2021		$400	399

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

2.500% due 06/08/2022		4,500	4,547
Total Sovereign Issues (Cost $4,732,663)			4,832,244

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	3
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		184,993	10
Total Common Stocks (Cost $15,195)			13

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 «(f)		8,712,560	0
6.250% due 07/14/2033 «(f)		475,440	0
Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)		40,000	4,178
Encina Private Credit, LLC «		3,411	1
Total Preferred Securities (Cost $4,180)			4,179

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC 2.980% due 10/25/2019 ~		$104,880	104,986
Lloyds Bank Corporate Markets PLC 3.092% due 10/26/2020 ~		36,890	37,003
			141,989

COMMERCIAL PAPER 0.1%
Bank of Montreal
1.800% due 07/24/2019	CAD	3,800	2,898
1.802% due 07/26/2019		4,200	3,203
Boston Scientific Corp. 2.910% due 07/09/2019		$36,500	36,472
Enbridge (U.S.), Inc. 2.830% due 08/06/2019		9,100	9,075
Royal Bank Of Canada 1.777% due 07/26/2019	CAD	5,100	3,889
Royal Caribbean Cruise 2.970% due 07/01/2019		$7,900	7,898
VW Credit, Inc. 2.900% due 07/09/2019		25,300	25,281
			88,716

REPURCHASE AGREEMENTS (l) 0.0%			5,878
Total Short-Term Instruments (Cost $236,356)			236,583
Total Investments in Securities (Cost $80,621,119)			82,106,732

		SHARES
INVESTMENTS IN AFFILIATES 8.7%
SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short Asset Portfolio		512,927,597	5,101,578
PIMCO Short-Term Floating NAV Portfolio III		61,736,476	610,697

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $5,744,620)	5,712,275
Total Investments in Affiliates (Cost $5,744,620)	5,712,275
Total Investments 132.9% (Cost $86,365,739)	$87,819,007
Financial Derivative Instruments (n)(p) (0.2)%(Cost or Premiums, net $(170,025))	(99,579)
Other Assets and Liabilities, net (32.7)%	(21,617,960)
Net Assets 100.0%	$66,101,468

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	The group contains securities is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only securities.
(b)	Principal only securities.
(c)	When-issued securities.
(d)	Payment in-kind bond securities.
(e)	Security is not accruing income as of the date of this report.
(f)	Securities did not produce income within the last twelve months.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	07/03/2019	12/11/2018	$128,097	$124,975	0.19%
CIMIC Group Ltd.	0.000	08/15/2019	09/26/2018	18,069	17,493	0.03
CIMIC Group Ltd.	0.000	08/29/2019	09/20/2018	11,922	11,930	0.02
CIMIC Group Ltd.	0.000	09/26/2019	10/16/2018	11,882	11,895	0.02
CIMIC Group Ltd.	0.000	10/03/2019	10/16/2018	11,872	11,886	0.02
CIMIC Group Ltd.	0.000	07/18/2019	07/25/2018	8,983	8,988	0.01
CIMIC Group Ltd.	0.000	09/12/2019	09/20/2018	7,935	7,942	0.01
CIMIC Group Ltd.	0.000	11/28/2019	12/11/2018	3,136	3,147	0.00
GHH Holdings Ltd.	2.668	12/04/2024	10/10/2018	65,650	63,253	0.10
Greensill Capital UK Ltd.	5.093	12/05/2019	12/19/2018	19,582	19,650	0.03
Hotel (PL Property) Ltd.	2.721	02/07/2023	07/09/2018	47,700	45,606	0.07
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	14,161	14,191	0.02
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	14,161	14,179	0.02
Lloyds Banking Group PLC	3.870	09/04/2019	05/22/2018	14,161	14,166	0.02
PKY- San Felipe Plaza LP	4.503	12/09/2021	12/05/2018 - 05/23/2019	122,000	122,629	0.19
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,491	0.02
Tawny Funding S.A.	3.150	03/16/2023	08/28/2018	218,677	214,177	0.32
				$732,988	$721,598	1.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,878	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,998)	$5,878	$5,879
Total Repurchase Agreements						$(5,998)	$5,878	$5,879

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.350%	06/18/2019	TBD(3)	$(8,821)	$(8,825)
BOS	2.640	06/13/2019	07/15/2019	(702,212)	(703,139)
BRC	1.750	12/24/2018	TBD(3)	(29,191)	(29,459)
	1.750	04/26/2019	TBD(3)	(8,954)	(8,983)
	2.300	06/24/2019	TBD(3)	(17,053)	(17,061)
	2.450	12/24/2018	TBD(3)	(14,596)	(14,784)
CIB	2.600	06/14/2019	07/17/2019	(29,610)	(29,646)
IND	2.650	06/13/2019	07/15/2019	(188,485)	(188,735)
JML	2.000	05/17/2019	TBD(3)	(5,511)	(5,524)
	2.000	05/21/2019	TBD(3)	(5,503)	(5,515)
JPS	2.600	06/21/2019	07/09/2019	(10,662)	(10,670)
NOM	2.500	06/19/2019	TBD(3)	(6,767)	(6,773)
NXN	2.540	05/16/2019	07/02/2019	(25,938)	(26,022)
	2.550	05/16/2019	07/15/2019	(155,625)	(156,132)
	2.580	04/25/2019	07/18/2019	(226,325)	(227,412)
	2.600	06/13/2019	08/13/2019	(252,928)	(253,257)
SGY	2.600	06/27/2019	08/27/2019	(250,781)	(250,853)
TDM	2.350	04/24/2019	TBD(3)	(3,945)	(3,962)
WFS	2.590	06/21/2019	08/02/2019	(487,486)	(487,837)
	2.640	06/25/2019	07/25/2019	(405,790)	(405,969)
Total Reverse Repurchase Agreements					$(2,840,558)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.7)%
Fannie Mae UMBS, TBA	3.500%	07/01/2049	$544	$(557)	$(556)
Fannie Mae UMBS, TBA	4.000	07/01/2034	19,000	(19,647)	(19,727)
Fannie Mae UMBS, TBA	4.000	07/01/2049	1,449,768	(1,500,507)	(1,498,160)
Fannie Mae UMBS, TBA	4.000	08/01/2049	1,720,420	(1,777,412)	(1,777,308)
Fannie Mae UMBS, TBA	4.500	07/01/2049	355,880	(371,698)	(371,902)
Fannie Mae UMBS, TBA	4.500	08/01/2049	741,280	(774,338)	(774,420)
Total Short Sales (6.7)%				$(4,444,159)	$(4,442,073)

(m)	Securities with an aggregate market value of $2,925,875 and cash of $1,684 have been pledged as collateral under the terms of master agreements as of June 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(1,289,467) at a weighted average interest rate of 2.564%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures		$106.250	08/23/2019	29,205	$29,205	$251	$29
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures		106.500	08/23/2019	58,410	58,410	502	58
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures		106.750	08/23/2019	57,977	57,977	499	58
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures		108.000	08/23/2019	4,153	4,153	36	4
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		110.000	08/23/2019	12,234	12,234	105	12
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		110.500	08/23/2019	8,910	8,910	77	9
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		111.000	08/23/2019	7,171	7,171	62	7
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures		112.000	08/23/2019	4,190	4,190	36	4
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures		194.000	08/23/2019	12,802	12,802	110	13
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures		195.000	08/23/2019	13,676	13,676	118	14
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures		105.000	08/23/2019	3,901	3,901	33	4
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2019 Futures		110.000	08/23/2019	3,897	3,897	33	4
Call - MSE Canada Government 10-Year Bond September 2019 Futures	CAD	160.000	08/16/2019	401	401	4	2
Total Purchased Options						$1,866	$218

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 153.000 on Euro-BTP 10-Year Bond September 2019 Futures (1)	08/2019	200	$2	$0	$0	$0
Euro-BTP Italy Government Bond September Futures	09/2019	863	109,417	1,018	167	0
Euro-Bund 10-Year Bond September Futures	09/2019	13,644	2,679,991	53,400	3,724	0
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond September 2019 Futures (1)	08/2019	9,453	107	(6)	0	0
U.S. Treasury 5-Year Note September Futures	09/2019	183,690	21,704,122	316,376	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	75,937	9,717,563	157,658	2,373	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	36,381	6,459,901	260,032	0	(6,822)
				$788,478	$6,264	$(6,822)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2019	3,206	$(258,833)	$(346)	$362	$(72)
Australia Government 10-Year Bond September Futures	09/2019	26,245	(2,646,797)	(15,883)	14,932	(5,322)
Canada Government 10-Year Bond September Futures	09/2019	6,092	(664,907)	(9,207)	233	(1,535)
Euro-Buxl 30-Year Bond September Futures	09/2019	7,414	(1,710,540)	(47,707)	1,517	(1,517)
Euro-OAT France Government 10-Year Bond September Futures	09/2019	27,019	(5,065,352)	(86,454)	0	(7,374)
U.S. Treasury 2-Year Note September Futures	09/2019	2,154	(463,497)	(57)	84	0
U.S. Treasury 30-Year Bond September Futures	09/2019	12,935	(2,012,605)	(81,697)	1,617	0
United Kingdom Long Gilt September Futures	09/2019	2,953	(488,646)	(4,101)	937	0
				$(245,452)	$19,682	$(15,820)
Total Futures Contracts				$543,026	$25,946	$(22,642)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.228%		$40,000	$801	$(334)	$467	$4	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.191		20,000	177	186	363	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.379		52,000	(444)	1,854	1,410	4	0
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.261		58,200	1,175	(524)	651	2	0
Daimler AG	1.000	Quarterly	12/20/2020	0.173	EUR	35,800	593	(74)	519	2	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.597		11,600	30	0	30	4	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.455		$8,700	(228)	369	141	2	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.529		8,700	1,296	(147)	1,149	14	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.448		3,100	573	(203)	370	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.838		3,300	441	(2)	439	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.809		41,100	(1,891)	2,240	349	0	(12)
General Electric Co.	1.000	Quarterly	06/20/2024	0.928		39,600	(83)	229	146	27	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.748		2,100	357	(95)	262	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.279		169,900	3,226	(1,373)	1,853	14	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.300		29,800	602	(185)	417	9	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.359		22,100	463	(111)	352	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.307		23,500	(2,239)	2,806	567	5	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.236		72,300	(673)	2,044	1,371	0	(18)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.261		68,200	1,084	(322)	762	3	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.459	EUR	143,000	(7,211)	9,916	2,705	27	0
							$(1,951)	$16,274	$14,323	$124	$(31)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
									Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Europe Main 29 5-Year Index	(1.000)%	Quarterly	06/20/2023	EUR	418,200	$(7,410)	$(4,679)	$(12,089)	$0	$(542)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	$1,600	$29	$(4)	$25	$0	$0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	(2)	51	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	8,200	148	9	157	2	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	129,500	1,091	1,850	2,941	60	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	1,273,900	23,405	4,109	27,514	604	0
					$24,726	$5,962	$30,688	$667	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	57,500	$(694)	$4,008	$3,314	$0	$(456)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	130,728	89,610	0	(1,258)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(26,711)	(27,407)	339	0
Pay(7)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	766,340	6,802	41,896	48,698	3,092	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029		19,200	364	230	594	75	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		329,600	0	83,368	83,368	2,180	0
Pay	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	66,741	66,741	1,730	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	157,274	157,274	4,071	0
Pay(7)	6-Month EUR-EURIBOR	1.250	Annual	09/18/2049		226,400	1,709	36,456	38,165	1,694	0
Receive(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	843,200	136	(18,213)	(18,077)	519	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		161,600	(1,249)	(7,812)	(9,061)	138	0
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		398,900	(5,314)	(16,413)	(21,727)	385	0
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		262,300	4,209	(26,868)	(22,659)	1,179	0
Receive(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/18/2049		388,800	(8,199)	7,258	(941)	1,705	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	575,500,000	(32,638)	(108,671)	(141,309)	0	(1,923)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	(15,642)	(19,428)	0	(477)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(13,148)	(10,389)	0	(284)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		192,648,000	7,357	56,429	63,786	1,383	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(9,207)	(9,230)	0	(191)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		26,060,000	(1,925)	(8,791)	(10,716)	0	(229)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		89,833,000	3,336	(81,293)	(77,957)	0	(1,665)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(1,808)	(1,808)	0	(36)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		20,820,000	1,332	(17,657)	(16,325)	0	(386)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(5,278)	(5,268)	0	(107)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		100,450,000	6,413	(92,417)	(86,004)	0	(1,854)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,831,400	(213)	(10,960)	(11,173)	0	(135)
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	24,616,300	(14,341)	16,239	1,898	2,094	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		34,000,700	(1,374)	22,308	20,934	4,116	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		6,247,700	(176)	4,212	4,036	767	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		5,192,400	591	(3,968)	(3,377)	0	(656)
Pay	28-Day MXN-TIIE	8.775	Lunar	11/18/2020		2,780,000	0	1,969	1,969	359	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		32,374,500	1,221	(22,584)	(21,363)	0	(4,320)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		11,549,200	520	(9,745)	(9,225)	0	(1,588)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		6,572,400	0	(5,346)	(5,346)	0	(927)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	28-Day MXN-TIIE	8.830	Lunar	12/11/2020	7,605,000	0	(6,065)	(6,065)	0	(1,078)
						$(74,987)	$120,519	$45,532	$25,826	$(17,570)
Total Swap Agreements						$(59,622)	$138,076	$78,454	$26,617	$(18,143)

(o)	Securities with an aggregate market value of $723,993 and cash of $379,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.
(1)	Future styled option.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(8)	Unsettled variation margin asset of $165 for closed swap agreements is outstanding at period end.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	CAD	585,014		$436,224	$0	$(10,505)
	07/2019	EUR	188,876		212,077	0	(2,694)
	07/2019		$61,402	AUD	87,924	325	0
	07/2019		562,391	CAD	748,730	9,355	0
	07/2019		7,187	CHF	7,209	197	0
	07/2019		11,016	GBP	8,670	0	(6)
	08/2019	AUD	112,924		$79,690	648	(329)
	08/2019	CAD	196,312		149,360	0	(657)
	08/2019	EUR	3,511,164		4,007,309	4,511	0
	09/2019	ILS	25,579		7,183	0	(17)
	09/2019		$178	SGD	244	2	0
	10/2019		5,438	DKK	35,405	0	(3)
BPS	07/2019	BRL	753,407		$196,599	397	0
	07/2019	CAD	153,531		114,405	0	(2,834)
	07/2019	EUR	36,350		40,770	0	(564)
	07/2019		$192,392	BRL	753,407	3,810	0
	07/2019		23,285	EUR	20,770	332	0
	07/2019		24,479	GBP	19,246	13	(50)
	07/2019		11,544	JPY	1,234,000	0	(98)
	07/2019		2,755	TRY	16,308	49	0
	08/2019	ARS	21,043		$472	3	0
	08/2019	RUB	90,229		1,382	0	(37)
	09/2019	KRW	367,809		310	0	(8)
	09/2019		$4,689	CNY	32,480	40	0
	10/2019	BRL	801,261		$210,797	3,975	0
	01/2020		795,718		200,555	87	(3,288)
	04/2020		38,281		9,294	0	(431)
BRC	07/2019	CAD	541,051		403,580	0	(9,578)
	07/2019		$457,231	GBP	360,904	1,116	(17)
	08/2019		53,413	MXN	1,046,960	751	0
	06/2020		1,334	ARS	79,040	0	(107)
BSS	07/2019	BRL	1,900,400		$505,426	10,523	0
	07/2019		$490,256	BRL	1,900,400	5,047	(400)
	01/2020	BRL	6,976,700		$1,717,786	0	(68,708)
CBK	07/2019	AUD	111,326		77,069	0	(1,088)
	07/2019	CAD	286,041		214,583	0	(3,844)
	07/2019	EUR	239,987		273,081	192	0
	07/2019	GBP	1,218,825		1,544,308	0	(3,538)
	07/2019	JPY	14,198,741		132,074	433	(55)
	07/2019		$47,404	AUD	68,957	1,007	0
	07/2019		5,361	CAD	7,093	55	0
	07/2019		929,114	GBP	731,261	18	(468)
	07/2019		15,386	JPY	1,649,600	0	(86)
	08/2019	GBP	722,924		$919,952	445	0
	08/2019	MXN	3,481,612		175,251	0	(4,866)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

	08/2019	NOK	7,900		907	0	(20)
	08/2019		$800,395	JPY	85,990,600	0	(905)
	10/2019		188	MXN	3,689	1	0
	01/2020	BRL	624,100		$154,119	0	(5,692)
	04/2020		226,300		54,913	0	(2,578)
DUB	08/2019	ARS	316,916		6,540	0	(513)
GLM	07/2019		251,029		5,307	0	(528)
	07/2019	CAD	691,871		519,487	0	(8,840)
	07/2019	EUR	678,594		759,647	0	(11,983)
	07/2019		$5,335	ARS	251,029	500	0
	07/2019		196,180	GBP	154,576	126	(2)
	08/2019	GBP	201,986		$256,247	0	(665)
	08/2019	MXN	2,898,739		148,988	0	(975)
	08/2019		$379,233	MXN	7,503,072	8,930	0
	09/2019		807	IDR	11,836,335	23	0
	10/2019	MXN	8,647		$438	1	(6)
	10/2019		$254	MXN	4,958	0	0
	12/2019	ARS	1,078,665		$19,562	0	(474)
HUS	07/2019		267,435		5,389	0	(629)
	07/2019	CAD	307,479		230,575	0	(4,222)
	07/2019	CHF	7,209		7,379	0	(6)
	07/2019	EUR	1,967,853		2,199,804	0	(37,842)
	07/2019	JPY	2,390,000		21,496	0	(706)
	07/2019		$930,461	CAD	1,252,182	25,731	0
	07/2019		105,144	JPY	11,315,141	0	(195)
	08/2019	JPY	11,315,141		$105,393	191	0
	08/2019	MXN	18,685		957	1	(10)
	08/2019		$7,400	CHF	7,209	6	0
	08/2019		1,001,139	JPY	107,636,900	0	(343)
	09/2019	CNH	21,997		$3,166	0	(35)
	10/2019	MXN	4,958		253	0	(1)
	10/2019		$254	MXN	4,958	1	0
	11/2019	TWD	7,280		$233	0	(4)
	12/2019		$13,263	ARS	797,759	1,556	0
IND	07/2019	SEK	159,355		$16,624	0	(536)
JPM	07/2019	AUD	45,555		31,442	0	(540)
	07/2019	BRL	786,087		205,659	947	0
	07/2019	EUR	427,285		480,957	0	(4,909)
	07/2019		$201,411	BRL	786,087	3,302	0
	07/2019		415,622	CAD	556,983	9,702	0
	07/2019		5,377	DKK	35,405	16	0
	07/2019		7,932	EUR	7,011	40	0
	07/2019		65,439	GBP	51,931	511	0
	07/2019		950	ZAR	13,829	31	0
	09/2019	THB	372,860		$11,757	0	(423)
	10/2019	BRL	872,432		229,808	4,615	0
	11/2019	TWD	5,279		169	0	(3)
	12/2019		$4,745	ARS	280,907	473	0
	01/2020	BRL	1,308,698		$324,613	0	(10,499)
	04/2020		515,415		122,426	0	(8,513)
	06/2020	ARS	79,039		1,337	110	0
MSB	09/2019		$6,342	INR	448,346	95	0
	01/2020	BRL	265,900		$69,783	1,695	0
MYI	07/2019	AUD	177,941		128,624	3,696	0
	07/2019	CAD	13,100		9,994	0	(15)
RYL	08/2019	MXN	157,367		8,101	0	(40)
SCX	07/2019		$843,839	GBP	666,381	2,431	0
	07/2019		17,184	SEK	159,355	0	(23)
	08/2019	SEK	159,355		$17,224	23	0
SSB	07/2019	GBP	976,129		1,233,385	0	(6,250)
TOR	08/2019	MXN	1,836,478		93,399	0	(1,609)
UAG	09/2019		$1,502	MYR	6,243	8	0
Total Forward Foreign Currency Contracts						$108,093	$(224,810)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	84,000	$4,032	$150
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	20,000	920	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	60,200	2,889	116
							$7,841	$305

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	$73.000	07/08/2019	944,000	$37	$0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

	Put - OTC Fannie Mae UMBS, TBA 3.500% due 08/01/2049	72.500	08/06/2019	616,900	24	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 07/01/2049	69.000	07/08/2019	61,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	110,000	4	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	70.000	07/08/2019	998,000	39	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	71.000	07/08/2019	70,000	3	0
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 08/01/2049	70.000	08/06/2019	1,919,900	75	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 07/01/2049	73.000	07/08/2019	2,126,000	83	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 07/01/2049	74.500	07/08/2019	858,000	34	0
					$301	$0
Total Purchased Options					$8,142	$305

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019	73,000	$(124)	$0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	130,500	(252)	0
						$(376)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	19.600	07/03/2019	191,100	$(1,648)	$(46)
GLM	Call - OTC USD versus MXN		19.640	07/11/2019	172,250	(1,072)	(287)
HUS	Call - OTC USD versus MXN		20.300	07/18/2019	99,300	(819)	(59)
MYI	Call - OTC USD versus MXN		19.800	07/10/2019	176,000	(1,480)	(136)
	Call - OTC USD versus MXN		19.800	08/01/2019	182,100	(1,463)	(733)
	Call - OTC USD versus MXN		20.410	08/01/2019	47,700	(477)	(60)
						$(6,959)	$(1,321)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	1,669,200	$(14,141)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,009,500	(35,779)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	471,900	(6,087)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(11)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0
						$(68,681)	$(12)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	369,200	$(4,033)	$(40)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	88,200	(926)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	264,700	(2,888)	(30)
							$(7,847)	$(79)
Total Written Options							$(83,863)	$(1,412)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.262%	$47,700	$(5,272)	$5,456	$184	$0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343	1,800	(276)	285	9	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.491	10,000	(2,119)	2,184	65	0
BRC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	8,300	(1,478)	1,510	32	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.178	9,600	(261)	200	0	(61)
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024		10,000	23	339	362	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024		85,000	261	2,813	3,074	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024		10,000	102	221	323	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	11,400	(1,214)	1,258	44	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343	100	(16)	17	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.138	158,300	(2,533)	1,557	0	(976)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.673	127,400	(5,478)	1,547	0	(3,931)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.419	18,900	30	1	31	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	2,400	(221)	230	9	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.343	2,300	(420)	432	12	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	8,800	(993)	1,027	34	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.053	3,530	(92)	85	0	(7)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.547	800	(40)	22	0	(18)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024		10,000	16	346	362	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.262	94,500	(8,746)	9,111	365	0
							$(28,727)	$28,641	$4,907	$(4,993)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$13,596	$(3,044)	$2,059	$0	$(985)
CBK	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,057	926	0
	CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	96	939	1,035	0
GST	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(372)	3,015	2,643	0
	CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,245	1,453	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	1,017	219	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,421	(662)	851	189	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	230	47	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	393	78	0
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	41,711	(2,122)	2,575	453	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	610	112	0
						$(7,821)	$13,991	$7,155	$(985)
Total Swap Agreements						$(36,548)	$42,632	$12,062	$(5,978)

(q)	Securities with an aggregate market value of $113,300 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$87,139	$890,075	$977,214
Corporate Bonds & Notes
Banking & Finance	0	15,875,593	71,696	15,947,289
Industrials	0	5,652,959	0	5,652,959
Specialty Finance	0	260,442	0	260,442
Utilities	0	1,882,879	0	1,882,879
Municipal Bonds & Notes

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

California	0	22,878	0	22,878
Connecticut	0	199	0	199
Georgia	0	66,087	0	66,087
Illinois	0	28,399	0	28,399
Iowa	0	21,202	0	21,202
Massachusetts	0	12,852	0	12,852
Michigan	0	251	0	251
Ohio	0	4,072	0	4,072
Pennsylvania	0	9,798	0	9,798
Rhode Island	0	204	0	204
West Virginia	0	129,412	0	129,412
U.S. Government Agencies	0	30,522,470	0	30,522,470
U.S. Treasury Obligations	0	6,465,482	0	6,465,482
Non-Agency Mortgage-Backed Securities	0	8,387,868	7,989	8,395,857
Asset-Backed Securities	0	6,549,599	84,168	6,633,767
Sovereign Issues	0	4,832,244	0	4,832,244
Common Stocks
Consumer Discretionary	13	0	0	13
Preferred Securities
Banking & Finance	0	4,178	1	4,179
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	141,989	0	141,989
Commercial Paper	0	88,716	0	88,716
Repurchase Agreements	0	5,878	0	5,878
	$13	$81,052,790	$1,053,929	$82,106,732
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,712,275	$0	$0	$5,712,275
Total Investments	$5,712,288	$81,052,790	$1,053,929	$87,819,007
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,442,073)	$0	$(4,442,073)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25,948	26,833	0	52,781
Over the counter	0	120,460	0	120,460
	$25,948	$147,293	$0	$173,241
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22,642)	(18,143)	0	(40,785)
Over the counter	0	(232,200)	0	(232,200)
	$(22,642)	$(250,343)	$0	$(272,985)
Total Financial Derivative Instruments	$3,306	$(103,050)	$0	$(99,744)
Totals	$5,715,594	$76,507,667	$1,053,929	$83,277,190

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2019:
Category and Subcategory	Beginning Balance at 03/31/2019	Net Purchases	Net Sales/Settlement[s]	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$865,861	$0	$(5,359)	$224	$(211)	$4,265	$28,682	$(3,387)	$890,075	$3,968
Corporate Bonds & Notes
Banking & Finance	20,775	50,032	0	0	0	889	0	0	71,696	889
Industrials	39,688	0	(852)	23	(10)	(147)	0	(38,702)	0	0
Non-Agency Mortgage-Backed Securities	7,472	0	0	(1)	0	520	0	(2)	7,989	545
Asset-Backed Securities	82,216	0	(237)	0	(9)	2,337	0	(139)	84,168	2,343
Preferred Securities
Banking & Finance	1	0	0	0	0	0	0	0	1	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2019 (Unaudited)

Totals	$1,016,013	$50,032	$(6,448)	$246	$(230)	$7,864	$28,682	$(42,230)	$1,053,929	$7,745

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$645,824	Other Valuation Techniques(2)	-	-
	74,753	Proxy Pricing	Base Price	99.550 - 99.850
	169,498	Third Party Vendor	Broker Quote	99.750 - 99.938
Corporate Bonds & Notes
Banking & Finance	11,451	Other Valuation Techniques(2)	-	-
	44,754	Proxy Pricing	Base Price	99.959
	15,491	Reference Instrument	Option Adjusted Spread	617.637 bps
Non-Agency Mortgage-Backed Securities	7,989	Proxy Pricing	Base Price	1,460.725
Asset-Backed Securities	84,168	Proxy Pricing	Base Price	107.060
Preferred Securities
Banking & Finance	1	Other Valuation Techniques(2)	-	-
Total	$1,053,929

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7% ¤

CORPORATE BONDS & NOTES 27.4%

BANKING & FINANCE 14.1%

AerCap Ireland Capital DAC 4.625% due 10/30/2020	$1,350	$1,384
Aircastle Ltd. 5.125% due 03/15/2021	100	104
American Express Credit Corp. 3.478% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,514
Athene Global Funding 3.826% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,009
Brixmor Operating Partnership LP 3.629% (US0003M + 1.050%) due 02/01/2022 ~	900	900
Canadian Imperial Bank of Commerce 2.994% (US0003M + 0.520%) due 09/06/2019 ~	2,000	2,002
Citigroup, Inc. 3.896% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,545
Credit Suisse Group Funding Guernsey Ltd. 4.891% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,200
Emirates NBD PJSC 4.132% (US0003M + 1.550%) due 01/26/2020 ~	500	504
Ford Motor Credit Co. LLC
3.273% (US0003M + 0.930%) due 09/24/2020 ~	2,000	1,999
3.495% (US0003M + 0.930%) due 11/04/2019 ~	3,000	3,004
General Motors Financial Co., Inc. 4.157% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,024
Goldman Sachs Group, Inc.
3.752% (US0003M + 1.160%) due 04/23/2020 ~	1,500	1,510
3.940% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,046
HSBC Holdings PLC
4.098% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,862
4.181% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,044
HSH Portfoliomanagement AoeR 2.732% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,009
ICICI Bank Ltd. 3.125% due 08/12/2020	500	501
JPMorgan Chase Bank N.A.
2.750% (US0003M + 0.230%) due 09/01/2020 ~	3,000	3,001
2.869% (US0003M + 0.290%) due 02/01/2021 ~	1,700	1,701
Lloyds Banking Group PLC 3.186% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,801
Mitsubishi UFJ Financial Group, Inc.
3.370% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,505
3.446% (US0003M + 0.860%) due 07/26/2023 ~	400	401
Mizuho Financial Group, Inc.
3.331% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,616
3.461% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
Morgan Stanley 3.772% (US0003M + 1.180%) due 01/20/2022 ~	300	303
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,000	995
2.720% (US0003M + 0.390%) due 09/28/2020 ~	1,000	999
Nordea Bank Abp
1.625% due 09/30/2019	4,800	4,789
3.464% (US0003M + 0.940%) due 08/30/2023 ~	200	197
PNC Bank N.A. 1.450% due 07/29/2019	4,400	4,397
State Bank of India 3.539% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,002
Sumitomo Mitsui Banking Corp. 2.938% (US0003M + 0.350%) due 01/17/2020 ~	1,100	1,102
Sumitomo Mitsui Financial Group, Inc. 3.384% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,511
Sumitomo Mitsui Trust Bank Ltd. 2.050% due 10/18/2019	3,000	2,997
Svenska Handelsbanken AB 2.995% (US0003M + 0.470%) due 05/24/2021 ~	400	402
Synchrony Financial 3.000% due 08/15/2019	1,200	1,200
Toyota Motor Credit Corp. 2.925% due 05/17/2022 ●	600	602
UBS AG 3.370% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,019

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Wells Fargo Bank N.A. 3.141% (US0003M + 0.620%) due 05/27/2022 ~	500	501
		73,211
INDUSTRIALS 10.6%

AbbVie, Inc. 2.300% due 05/14/2021	1,000	997
Allergan Funding SCS
3.000% due 03/12/2020	900	903
3.691% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,718
BAT Capital Corp.
2.297% due 08/14/2020	2,100	2,096
3.118% due 08/14/2020 ●	2,800	2,807
BAT International Finance PLC 2.750% due 06/15/2020	200	201
Broadcom Corp. 3.000% due 01/15/2022	100	100
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	2,000	1,998
3.105% (US0003M + 0.540%) due 08/04/2020 ~	2,000	2,003
3.125% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,004
Charter Communications Operating LLC
3.579% due 07/23/2020	2,000	2,018
4.464% due 07/23/2022	300	315
Comcast Corp. 2.649% (US0003M + 0.330%) due 10/01/2020 ~	2,400	2,405
Daimler Finance North America LLC
1.500% due 07/05/2019	2,000	2,000
2.200% due 05/05/2020	1,000	998
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	200	200
6.000% due 07/08/2019	1,500	1,501
DXC Technology Co. 3.470% (US0003M + 0.950%) due 03/01/2021 ~	231	231
eBay, Inc. 3.453% (US0003M + 0.870%) due 01/30/2023 ~	2,500	2,513
EQT Corp. 2.500% due 10/01/2020	380	379
GATX Corp. 3.285% (US0003M + 0.720%) due 11/05/2021 ~	700	697
General Electric Co. 5.000% due 01/21/2021 ●(c)	1,100	1,057
Harris Corp. 3.063% (US0003M + 0.480%) due 04/30/2020 ~	500	500
Hewlett Packard Enterprise Co. 2.100% due 10/04/2019	1,000	999
Kraft Heinz Foods Co.
3.115% (US0003M + 0.570%) due 02/10/2021 ~	500	499
3.365% (US0003M + 0.820%) due 08/10/2022 ~	3,000	2,988
Molson Coors Brewing Co. 1.450% due 07/15/2019	3,500	3,499
Mondelez International Holdings Netherlands BV 1.625% due 10/28/2019	1,300	1,296
NetApp, Inc. 2.000% due 09/27/2019	2,200	2,197
ONGC Videsh Ltd. 3.250% due 07/15/2019	1,000	1,000
Petronas Capital Ltd. 5.250% due 08/12/2019	1,000	1,003
QUALCOMM, Inc. 3.313% (US0003M + 0.730%) due 01/30/2023 ~	500	502
Reckitt Benckiser Treasury Services PLC 2.903% (US0003M + 0.560%) due 06/24/2022 ~	500	498
Reynolds American, Inc. 3.250% due 06/12/2020	100	101
Rockwell Collins, Inc. 5.250% due 07/15/2019	1,110	1,111
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/2019	2,500	2,496
Southern Co. 3.019% (US0003M + 0.700%) due 09/30/2020 ~	3,000	3,001
Syngenta Finance NV 3.698% due 04/24/2020	200	201
Tyson Foods, Inc. 2.650% due 08/15/2019	400	400
United Technologies Corp. 3.175% (US0003M + 0.650%) due 08/16/2021 ~	600	600
VMware, Inc. 2.300% due 08/21/2020	200	200
Volkswagen Group of America Finance LLC 2.450% due 11/20/2019	515	515
Vulcan Materials Co. 3.010% (US0003M + 0.600%) due 06/15/2020 ~	200	200

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Wabtec Corp. 3.710% (US0003M + 1.050%) due 09/15/2021 ~	300	299
		55,246
UTILITIES 2.7%

AT&T, Inc.
3.260% (US0003M + 0.930%) due 06/30/2020 ~	3,700	3,725
3.270% (US0003M + 0.750%) due 06/01/2021 ~	500	503
3.547% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,009
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	2,000	2,002
Exelon Generation Co. LLC 5.200% due 10/01/2019	1,000	1,006
NextEra Energy Capital Holdings, Inc. 2.921% (US0003M + 0.400%) due 08/21/2020 ~	3,400	3,399
Orange S.A. 1.625% due 11/03/2019	500	498
Southern Power Co. 2.937% (US0003M + 0.550%) due 12/20/2020 ~	100	100
Verizon Communications, Inc. 3.410% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,828
		14,070
Total Corporate Bonds & Notes (Cost $142,028)		142,527

U.S. GOVERNMENT AGENCIES 6.1%

Fannie Mae
0.000% due 07/25/2049 «	5,000	5,002
2.754% due 05/25/2043 ●	790	785
2.836% due 12/25/2044 ●	2,388	2,388
2.936% due 07/25/2046 ●	4,073	4,073
3.024% due 11/25/2037 ●	1,508	1,518
Freddie Mac
2.794% due 11/15/2043 ●	1,569	1,569
2.836% due 03/15/2037 ●	2,243	2,228
2.859% due 08/15/2038 - 08/15/2042	6,301	6,281
2.944% due 01/15/2042 ●	527	528
Ginnie Mae
2.837% due 06/20/2061 ●	201	201
2.967% due 03/20/2065 ●	48	48
3.097% due 03/20/2065 ●	908	909
3.250% due 12/20/2068	1,992	1,972
NCUA Guaranteed Notes
2.869% due 01/08/2020 ●	310	311
2.979% due 12/08/2020 ●	3,913	3,927
Total U.S. Government Agencies (Cost $31,797)		31,740
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Holmes Master Issuer PLC 3.017% due 10/15/2054 ●	1,600	1,599
Total Non-Agency Mortgage-Backed Securities (Cost $1,600)		1,599

ASSET-BACKED SECURITIES 2.0%

CoreVest American Finance Trust 2.968% due 10/15/2049	377	379
Nelnet Student Loan Trust 2.634% due 08/23/2027 ●	155	155
SLC Student Loan Trust
2.520% due 03/15/2027 ●	1,598	1,591
2.530% due 06/15/2029 ●	1,735	1,723
2.678% due 05/15/2023 ●	70	70
SLM Student Loan Trust
2.670% due 10/25/2024 ●	559	559
2.670% due 01/26/2026 ●	274	273
2.854% due 09/25/2043 ●	897	889
2.880% due 12/15/2027 ●	2,214	2,217
2.960% due 12/15/2025 ●	1,305	1,305
SoFi Professional Loan Program LLC 2.050% due 01/25/2041	1,156	1,154
Total Asset-Backed Securities (Cost $10,300)		10,315

SOVEREIGN ISSUES 4.6%

Agence Francaise de Developpement
2.423% (US0003M + 0.080%) due 03/23/2020 ~	1,000	1,000
2.586% (US0003M + 0.200%) due 09/21/2019 ~	2,000	2,001
Export-Import Bank of India
2.750% due 04/01/2020	2,000	2,003
3.522% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,501

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Province of Quebec
2.516% (US0003M + 0.130%) due 09/21/2020 ~	5,000	5,008
2.872% (US0003M + 0.280%) due 07/21/2019 ~	9,600	9,602
Tokyo Metropolitan Government 2.125% due 05/19/2020	3,000	2,998
Total Sovereign Issues (Cost $24,083)		24,113

SHORT-TERM INSTRUMENTS 48.3%

CERTIFICATES OF DEPOSIT 0.2%

Barclays Bank PLC 2.980% (US0003M + 0.400%) due 10/25/2019 ~	1,000	1,001

COMMERCIAL PAPER 1.2%

Ford Motor Credit Co. LLC 3.350% due 01/21/2020	1,000	982
Nissan Motor Acceptance Corp. 2.850% due 09/26/2019	5,000	4,969
		5,951
REPURCHASE AGREEMENTS (d) 44.0%		228,789

U.S. TREASURY BILLS 2.9%
2.155% due 08/06/2019 - 08/29/2019 (a)(b)(f)(h)	14,947	14,905
Total Short-Term Instruments (Cost $250,640)		250,646
Total Investments in Securities (Cost $460,448)		460,940

	SHARES
INVESTMENTS IN AFFILIATES 25.0%

SHORT-TERM INSTRUMENTS 25.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.0%

PIMCO Short Asset Portfolio	8,170,495	81,264
PIMCO Short-Term Floating NAV Portfolio III	4,895,967	48,431
Total Short-Term Instruments (Cost $129,762)		129,695
Total Investments in Affiliates (Cost $129,762)		129,695
Total Investments 113.7% (Cost $590,210)		$590,635
Financial Derivative Instruments (e)(g) (0.5)%(Cost or Premiums, net $11,370)		(2,357)
Other Assets and Liabilities, net (13.2)%		(68,821)
Net Assets 100.0%		$519,457

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security.  Rate shown is the rate in effect as of period end.  Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.  Reference rate is as of reset date, which may vary by security.  These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	2.470%	07/01/2019	07/03/2019	$100,000	U.S. Treasury Bonds 3.000% due 05/15/2045	$(101,898)	$100,000	$100,000
	2.820	06/28/2019	07/01/2019	100,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(28,633)	100,000	100,023
					U.S. Treasury Notes 2.625% due 12/31/2023	(72,554)
BCY	2.650	06/28/2019	07/01/2019	21,900	U.S. Treasury Notes 2.000% due 11/30/2022	(22,350)	21,900	21,905
FICC	2.000	06/28/2019	07/01/2019	6,889	U.S. Treasury Notes 2.250% due 03/31/2021	(7,031)	6,889	6,890
Total Repurchase Agreements						$(232,466)	$228,789	$228,818

(1)	Includes accrued interest.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2021	2,042	$502,434	$1,379	$0	$(77)
Australia Government 10-Year Bond September Futures	09/2019	1,064	107,304	910	216	(680)
CAC 40 Index July Futures	07/2019	69	4,341	29	35	(6)
Cocoa December Futures	12/2019	93	2,286	11	0	(24)
Corn September Futures	09/2019	479	10,173	(335)	0	(503)
DAX Index September Futures	09/2019	22	7,748	48	103	0
E-mini S&P 500 Index September Futures	09/2019	16	2,355	15	11	0
Euro-BTP Italy Government Bond September Futures	09/2019	211	32,222	1,195	156	0
Euro-OAT France Government 10-Year Bond September Futures	09/2019	127	23,809	356	35	0
FTSE 100 Index September Futures	09/2019	173	16,190	119	65	(23)
FTSE China A50 Index July Futures	07/2019	1,415	19,110	161	0	(14)
FTSE/JSE Index September Futures	09/2019	325	12,098	(75)	24	(88)
Gold 100 oz. December Futures	12/2019	228	32,492	2,174	39	0
MSCI Singapore Index July Futures	07/2019	713	19,928	99	101	(2)
S&P/Toronto Stock Exchange 60 September Futures	09/2019	182	27,176	(211)	181	0
Silver December Futures	12/2019	100	7,724	(5)	23	0
Soybean Meal December Futures	12/2019	103	3,326	(44)	30	0
Soybean November Futures	11/2019	32	1,477	(17)	17	0
SPI 200 Index September Futures	09/2019	328	37,759	322	205	(253)
Wheat September Futures	09/2019	215	5,668	8	0	(210)
WIG20 Index September Futures	09/2019	1,066	13,082	(31)	21	(50)
				$6,108	$1,262	$(1,930)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures	09/2019	190	$(8,551)	$(50)	$0	$0
Arabica Coffee December Futures	12/2019	90	(3,815)	(183)	0	(93)
BIST 30 Index August Futures	08/2019	9,118	(19,703)	(177)	0	(272)
Brent Crude November Futures	09/2019	6	(384)	(23)	5	0
Coal August Futures	08/2019	45	(2,333)	(16)	0	(14)
Copper December Futures	12/2019	120	(8,162)	(140)	4	0
Cotton No. 2 December Futures	12/2019	211	(6,971)	251	1	0
E-Mini Russell 2000 Index September Futures	09/2019	28	(2,194)	(54)	0	(24)
Gas Oil September Futures	09/2019	113	(6,786)	(490)	0	(11)
Hard Red Winter Wheat December Futures	12/2019	141	(3,416)	15	132	0
Lean Hogs October Futures	10/2019	92	(2,607)	230	28	0
Live Cattle August Futures	08/2019	237	(9,892)	262	95	0
Natural Gas August Futures	07/2019	200	(2,020)	351	50	0
Natural Gas August Futures	07/2019	705	(6,034)	1,012	107	(19)
Natural Gas October Futures	09/2019	555	(12,826)	151	78	0
New York Harbor ULSD August Futures	07/2019	29	(2,362)	(178)	27	0
Nickel August Futures	08/2019	39	(2,966)	(227)	0	0
Nikkei 225 Index September Futures	09/2019	114	(11,219)	(70)	32	(133)
RBOB Gasoline August Futures	07/2019	28	(2,230)	(249)	22	0
Soybean Oil December Futures	12/2019	336	(5,812)	(109)	0	(85)
Sugar No. 11 October Futures	09/2019	240	(3,392)	(114)	43	0
Topix Index September Futures	09/2019	97	(13,954)	7	0	(190)
VSTOXX Mini July Futures	07/2019	2,718	(4,420)	234	139	0
WTI Crude August Futures	07/2019	71	(4,151)	(283)	68	0
				$150	$831	$(841)
Total Futures Contracts				$6,258	$2,093	$(2,771)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.170%	Maturity	01/02/2023	BRL	54,100	$272	$385	$657	$24	$0
Pay	1-Year BRL-CDI	9.835	Maturity	01/02/2023		31,700	122	853	975	7	0
Pay	1-Year BRL-CDI	10.730	Maturity	01/02/2023		47,700	598	1,051	1,649	8	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/20/2028	CAD	99,900	1,790	1,006	2,796	182	0
Receive	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	136,800	101	(1,634)	(1,533)	12	0
Pay	3-Month PLN-WIBOR	2.500	Annual	12/19/2023		321,250	(218)	3,756	3,538	0	(32)
Receive	3-Month PLN-WIBOR	2.250	Annual	03/20/2024		69,000	(150)	(208)	(358)	10	0
Pay	3-Month PLN-WIBOR	2.000	Annual	06/19/2024		58,300	100	4	104	0	(9)
Pay	3-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	60,900	(23)	403	380	0	(55)
Receive	3-Month SGD-SOR	2.223	Semi-Annual	12/19/2023		18,030	(108)	(192)	(300)	17	0
Pay	3-Month SGD-SOR	2.240	Semi-Annual	12/19/2023		29,100	0	501	501	0	(28)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		$20,100	931	906	1,837	0	(32)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		24,500	(517)	1,921	1,404	0	(145)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	12/19/2023	ZAR	99,700	(68)	300	232	18	0
Receive	3-Month ZAR-JIBAR	7.545	Quarterly	03/20/2024		99,200	0	(159)	(159)	0	(20)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		407,090	180	712	892	82	0
Pay	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		2,900	3	2	5	1	0
Receive	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	CZK	9,700	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024		770,900	108	(24)	84	20	0
Pay	6-Month CZK-PRIBOR	1.810	Annual	03/20/2024		47,300	0	12	12	1	0
Receive	6-Month CZK-PRIBOR	1.945	Annual	03/20/2024		648,500	77	(422)	(345)	0	(18)
Pay	6-Month CZK-PRIBOR	2.500	Annual	03/20/2024		299,000	35	484	519	9	0
Pay	6-Month CZK-PRIBOR	1.838	Annual	06/19/2024		342,300	0	123	123	11	0
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		935,530	(649)	(15)	(664)	0	(31)
Pay	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	90,200	5,100	3,419	8,519	323	0
Pay	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028	GBP	86,500	2,878	1,782	4,660	0	(64)
Pay	6-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	73,000	255	130	385	0	(20)
Pay	6-Month HKD-HIBOR	2.785	Quarterly	12/19/2023		294,420	549	1,199	1,748	0	(58)
Receive	6-Month HKD-HIBOR	2.815	Quarterly	12/19/2023		12,300	0	(75)	(75)	2	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	HUF	1,028,700	(3)	(7)	(10)	2	0
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023		4,693,800	242	(533)	(291)	4	0
Pay	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	113	1,857	1,970	0	(6)
Pay	6-Month HUF-BBR	2.000	Annual	03/20/2024		2,277,400	15	348	363	0	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		6,326,450	11	359	370	0	(3)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,510,000	(483)	(17)	(500)	0	(16)
Pay	6-Month JPY-LIBOR	0.372	Semi-Annual	10/22/2028		11,440,000	291	3,512	3,803	92	0
Pay	6-Month JPY-LIBOR	0.309	Semi-Annual	10/31/2028		4,700,000	(146)	1,443	1,297	37	0
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	MXN	493,400	256	(454)	(198)	0	(144)
Pay	28-Day MXN-TIIE	8.520	Lunar	12/28/2023		152,100	12	372	384	50	0
Pay	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		324,820	0	510	510	105	0
Total Swap Agreements							$11,674	$23,610	$35,284	$1,017	$(681)

(f)	Securities with an aggregate market value of $8,296 and cash of $30,188 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

(1)	Unsettled variation margin liability of $(173) for closed futures is outstanding at period end.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2019	AUD	5,705		$3,977	$0	$(28)
	07/2019	JPY	1,871,400		17,262	0	(95)
	07/2019		$44,389	AUD	63,582	249	0
	07/2019		66,539	CAD	87,519	292	0
	07/2019		5,970	CLP	4,051,071	11	0
	07/2019		278	PLN	1,054	5	0
	07/2019	ZAR	13,467		$901	0	(54)
	08/2019	AUD	62,398		43,621	0	(233)
	08/2019	CAD	87,519		66,587	0	(293)
	08/2019	EUR	750		851	0	(4)
	08/2019		$461	CZK	10,443	6	0
	08/2019		3,717	EUR	3,284	30	0
	09/2019	AUD	17,200		$11,869	0	(230)
	09/2019	ILS	1,261		354	0	(1)
	09/2019	SGD	27,064		19,772	0	(254)
	09/2019		$34,900	BRL	136,242	376	0
	09/2019		9,800	COP	31,968,580	110	0
	09/2019		9,566	IDR	140,866,138	308	0
	11/2019	TWD	87,310		$2,784	0	(53)
BPS	07/2019	CLP	21,710,234		31,153	0	(896)
	07/2019	SEK	22,000		2,338	0	(31)
	07/2019	TRY	12,358		2,088	0	(37)
	07/2019		$1,839	AUD	2,651	22	0
	07/2019		1,753	EUR	1,563	24	0
	07/2019		36,184	GBP	28,528	46	0
	07/2019		109	PLN	410	1	0
	07/2019		440	TRY	2,597	6	0
	08/2019	EUR	2,900		$3,284	0	(26)
	08/2019	GBP	31,988		40,743	101	(47)
	08/2019		$411	EUR	360	0	0
	08/2019		241	GBP	189	0	0
	09/2019	AUD	21,200		$14,578	0	(334)
	09/2019	GBP	3,687		4,709	12	0
	09/2019	IDR	88,084,650		6,003	0	(172)
	09/2019	KRW	10,264,702		8,658	0	(231)
	09/2019	PEN	25,635		7,600	0	(165)
	09/2019	PHP	248,122		4,714	0	(110)
	09/2019	SEK	32,000		3,348	0	(114)
	09/2019		$1,800	ARS	92,646	192	0
	09/2019		44,190	CAD	59,100	994	0
	09/2019		19,700	CZK	440,926	39	0
	09/2019		43,930	NZD	66,700	935	0
	09/2019		3,700	RON	15,491	24	0
	09/2019		44,411	SEK	418,000	806	0
	11/2019		15,221	TWD	480,286	384	0
BRC	07/2019		153	ZAR	2,219	5	0
	08/2019		285	EUR	254	5	0
	08/2019		121	MXN	2,323	0	(1)
	09/2019		9,200	CZK	209,243	167	0
	09/2019		66	ILS	237	0	0
CBK	07/2019	AUD	12,846		$8,893	0	(126)
	07/2019	COP	69,446,683		20,545	0	(1,035)
	07/2019	EUR	3,133		3,568	5	0
	07/2019		$948	AUD	1,369	13	0
	07/2019		1,001	CAD	1,350	30	0
	07/2019		26,067	CLP	17,659,163	2	0
	07/2019		21,804	COP	69,446,683	0	(224)
	07/2019		19,913	EUR	17,521	11	0
	07/2019		135	HUF	38,664	1	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

	07/2019		16,586	JPY	1,807,000	174	0
	07/2019		28,340	NOK	241,100	0	(76)
	07/2019		103	PLN	389	1	0
	07/2019	ZAR	9,888		$665	0	(36)
	08/2019	EUR	17,521		19,963	0	(11)
	08/2019	MXN	414,210		20,923	0	(506)
	08/2019	NOK	241,100		28,369	76	0
	08/2019		$1,505	EUR	1,328	11	0
	08/2019		399	GBP	313	1	(1)
	09/2019	CLP	17,659,162		$26,066	0	(5)
	09/2019	COP	9,161,100		2,700	0	(140)
	09/2019	HUF	930,764		3,200	0	(89)
	09/2019	PLN	16,943		4,400	0	(145)
	09/2019		$5,400	CZK	121,980	61	0
	09/2019		9,070	EUR	8,000	72	0
	09/2019		16,033	INR	1,135,077	261	0
	09/2019		13,300	PEN	44,010	31	0
	09/2019		11,600	THB	362,964	253	0
	10/2019	COP	69,446,683		$21,704	227	0
	10/2019		$23,712	MXN	466,710	154	0
DUB	09/2019		12,768	PHP	665,692	176	0
	09/2019		22,169	THB	703,486	812	0
FBF	09/2019		14,865	NOK	128,000	167	0
GLM	07/2019	BRL	87,540		$22,445	0	(352)
	07/2019	CAD	88,869		66,977	0	(886)
	07/2019	EUR	15,951		17,883	0	(255)
	07/2019	HUF	7,782,378		27,468	53	0
	07/2019		$22,843	BRL	87,540	0	(46)
	07/2019		12,213	PEN	40,421	55	0
	07/2019		137	ZAR	1,967	2	0
	08/2019	RUB	380,346		$5,800	0	(179)
	08/2019		$8,522	RUB	561,062	279	0
	09/2019	CZK	227,108		$9,800	0	(367)
	09/2019	KRW	5,643,200		4,759	0	(128)
	09/2019		$4,200	ARS	202,230	147	0
	09/2019		8,181	AUD	11,700	49	0
	09/2019		10,300	CLP	7,004,515	41	0
	09/2019		21,167	HUF	6,001,371	39	0
	09/2019		13,100	MYR	54,941	190	0
	09/2019		1,200	PLN	4,545	19	0
	09/2019		16,300	SGD	22,230	147	0
	09/2019		10,801	TRY	64,675	1	(8)
	10/2019		12,440	RON	52,124	75	0
HUS	07/2019	BRL	62,320		$16,239	28	(18)
	07/2019	NZD	7		5	0	0
	07/2019		$880	ARS	43,650	103	0
	07/2019		16,303	BRL	62,320	0	(74)
	07/2019		357	HUF	103,092	6	0
	08/2019	BRL	62,320		$16,255	72	0
	08/2019	GBP	97		124	0	0
	09/2019	BRL	33,754		8,300	0	(440)
	09/2019	CNH	22,179		3,200	0	(27)
	09/2019	HUF	1,046,675		3,600	0	(98)
	09/2019	KRW	6,406,938		5,400	0	(145)
	09/2019		$4,500	BRL	17,404	6	0
	09/2019		33,109	CAD	43,900	454	0
	09/2019		9,787	CNH	68,007	107	0
	09/2019		7,872	GBP	6,188	8	0
	09/2019		614	HKD	4,808	1	0
	09/2019		11,600	INR	813,624	103	0
	09/2019		8,700	KRW	10,036,407	0	(14)
	09/2019		15,200	RUB	982,604	203	0
	09/2019		9,400	SGD	12,717	8	0
	09/2019		2,964	THB	94,111	110	0
	11/2019	TWD	280,547		$8,961	0	(154)
IND	07/2019	SEK	494,620		51,600	0	(1,664)
	09/2019		$2,200	COP	7,010,806	0	(27)
JPM	07/2019	AUD	49,051		$34,193	0	(243)
	07/2019	GBP	32,795		41,659	11	0
	07/2019		$585	JPY	63,200	1	0
	07/2019		35,686	SEK	331,083	0	(33)
	07/2019	ZAR	11,970		$822	0	(27)
	08/2019	SEK	331,083		35,769	32	0
	08/2019		$393	EUR	349	5	0
	08/2019		4,459	GBP	3,408	0	(122)
	09/2019	CNH	180,953		$26,081	0	(244)
	09/2019	COP	7,392,374		2,200	0	(92)
	09/2019	GBP	35,062		44,616	0	(40)
	09/2019	INR	62,385		883	0	(12)
	09/2019	KRW	3,882,450		3,300	0	(60)
	09/2019		$28,087	CAD	36,900	125	0
	09/2019		699	HKD	5,471	2	0
	09/2019		7,933	HUF	2,249,417	15	0
	09/2019		14,153	NOK	120,000	0	(61)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

	09/2019		6,700	PHP	348,936	89	0
	09/2019		21,800	PLN	82,226	255	0
	09/2019		10,400	RON	43,544	69	0
	09/2019		4,199	TRY	25,185	4	0
	10/2019		2,930	MXN	57,406	12	0
	11/2019	TWD	112,429		$3,594	0	(59)
MSB	07/2019		$1,423	PLN	5,361	14	0
RBC	09/2019	BRL	8,459		$2,100	0	(90)
	09/2019	CLP	2,342,364		3,300	0	(158)
	09/2019	SGD	4,227		3,100	0	(27)
	09/2019		$1,500	BRL	5,847	14	0
	09/2019		4,600	CNH	31,677	9	0
	10/2019	PEN	14,956		$4,405	0	(117)
RYL	09/2019	HKD	16,164		2,068	0	(2)
SCX	07/2019	BRL	35,162		9,175	19	0
	07/2019	NOK	213,100		24,352	0	(629)
	07/2019		$8,723	BRL	35,162	433	0
	07/2019		5,401	GBP	4,267	18	0
	07/2019		52,446	NZD	78,407	228	0
	07/2019		20,007	SEK	185,537	0	(27)
	07/2019		230	TRY	1,342	2	0
	08/2019	CZK	423,994		$18,518	0	(460)
	08/2019	NZD	78,407		52,481	0	(230)
	08/2019	SEK	185,537		20,054	27	0
	08/2019		$538	EUR	476	6	0
	09/2019	NZD	10,100		$6,576	0	(217)
	09/2019	RUB	216,487		3,400	6	0
	09/2019	SGD	1,061		777	0	(8)
	09/2019	THB	303,240		9,500	0	(403)
	09/2019		$15,782	IDR	228,308,262	239	0
	09/2019		7,300	PLN	27,342	34	0
SOG	07/2019	PLN	56,105		$14,903	0	(129)
SSB	07/2019	NOK	28,000		3,239	0	(43)
	09/2019	HKD	7,068		903	0	(2)
UAG	07/2019	NZD	78,400		51,903	0	(767)
	07/2019	PEN	40,421		12,230	0	(38)
	09/2019	MYR	55,144		13,176	0	(160)
	10/2019	RON	51,154		11,994	0	(288)
	10/2019		$12,177	PEN	40,421	38	0
Total Forward Foreign Currency Contracts						$11,702	$(15,473)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC AUD versus USD		$0.755	07/11/2019	39,000	$3	$0
	Call - OTC AUD versus USD		0.780	07/23/2019	48,000	3	0
	Call - OTC GBP versus USD		1.465	09/27/2019	25,000	3	1
	Call - OTC NZD versus USD		0.704	07/03/2019	70,000	5	0
	Put - OTC USD versus SEK	SEK	8.750	07/08/2019	45,000	5	1
BPS	Call - OTC GBP versus USD		$1.398	07/29/2019	35,000	4	1
	Call - OTC USD versus CAD	CAD	1.442	07/26/2019	30,000	3	0
HUS	Call - OTC AUD versus USD		$0.755	07/04/2019	5,800	0	0
Total Purchased Options						$26	$3

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$464	$464	$0
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	15,888,200	70	324	394	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024		18,433,900	67	177	244	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		13,159,600	(169)	(125)	0	(294)
BPS	Receive	1-Year ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(557)	0	(557)
	Pay	3-Month KRW-KORIBOR	2.178	Quarterly	09/19/2023	KRW	11,882,600	0	328	328	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		27,844,000	(360)	(261)	0	(621)
CBK	Pay	1-Year ILS-TELBOR	0.850	Annual	03/21/2023	ILS	50,200	0	171	171	0
	Receive	1-Year ILS-TELBOR	1.373	Annual	09/07/2023		40,976	0	(471)	0	(471)
	Pay	1-Year ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	349	349	0
GLM	Receive	1-Year ILS-TELBOR	0.960	Annual	03/21/2023		107,200	0	(496)	0	(496)
	Receive	1-Year ILS-TELBOR	1.053	Annual	06/20/2023		7,370	0	(36)	0	(36)
	Pay	1-Year ILS-TELBOR	0.967	Annual	06/19/2024		26,500	0	74	74	0
HUS	Pay	1-Year ILS-TELBOR	0.805	Annual	03/21/2023		7,000	0	20	20	0
	Pay	1-Year ILS-TELBOR	0.853	Annual	03/21/2023		46,600	0	160	160	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2019 (Unaudited)

	Receive	1-Year ILS-TELBOR	1.035	Annual	03/25/2024		43,500	12	(218)	0	(206)
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	708	708	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		16,062,000	(130)	(228)	0	(358)
JPM	Pay	1-Year ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	1,618	1,618	0
SCX	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	32,788,400	180	255	435	0
Total Swap Agreements								$(330)	$2,256	$4,965	$(3,039)

(h)

Securities with an aggregate market value of $6,327 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2019.

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$73,211	$0	$73,211
Industrials	0	55,246	0	55,246
Utilities	0	14,070	0	14,070
U.S. Government Agencies	0	26,738	5,002	31,740
Non-Agency Mortgage-Backed Securities	0	1,599	0	1,599
Asset-Backed Securities	0	10,315	0	10,315
Sovereign Issues	0	24,113	0	24,113
Short-Term Instruments
Certificates of Deposit	0	1,001	0	1,001
Commercial Paper	0	5,951	0	5,951
Repurchase Agreements	0	228,789	0	228,789
U.S. Treasury Bills	0	14,905	0	14,905
	$0	$455,938	$5,002	$460,940
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$129,695	$0	$0	$129,695

Total Investments	$129,695	$455,938	$5,002	$590,635

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,093	1,017	0	3,110
Over the counter	0	16,670	0	16,670
	$2,093	$17,687	$0	$19,780
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,771)	(681)	0	(3,452)
Over the counter	0	(18,512)	0	(18,512)
	$(2,771)	$(19,193)	$0	$(21,964)
Total Financial Derivative Instruments	$(678)	$(1,506)	$0	$(2,184)
Totals	$129,017	$454,432	$5,002	$588,451

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.2% ¤

MUNICIPAL BONDS & NOTES 0.1%

IOWA 0.1%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,005	$1,019
Total Municipal Bonds & Notes (Cost $1,005)		1,019

U.S. GOVERNMENT AGENCIES 9.5%

Fannie Mae
2.208% due 11/01/2020 •	1	1
2.524% due 03/25/2034 •	204	203
2.550% due 06/25/2033 •	130	128
2.560% due 03/25/2036 •	210	208
2.570% due 12/25/2036 •	292	289
2.650% due 07/25/2032 •	336	328
2.750% due 03/25/2032 •	309	308
2.754% due 05/25/2042 •	149	150
2.770% due 11/25/2032 •	1	1
2.854% due 08/25/2021 - 03/25/2022 •	1	1
3.004% due 08/25/2022 •	1	2
3.104% due 04/25/2022 •	1	1
3.304% due 04/25/2032 •	101	102
3.682% due 02/01/2041 - 10/01/2044 •	2,671	2,691
3.882% due 11/01/2030 •	0	1
4.095% due 02/01/2026 •	4	4
4.127% due 09/01/2033 •	1	1
4.228% due 03/01/2035 •	313	323
4.263% due 11/01/2035 •	119	123
4.360% due 11/01/2035 •	114	117
4.375% due 05/01/2022 •	2	2
4.409% due 12/01/2029 •	1	1
4.454% due 12/01/2022 •	2	3
4.487% due 09/01/2031 •	18	18
4.500% due 09/01/2022 •	1	1
4.502% due 10/01/2032 •	8	9
4.520% due 09/01/2028 •	5	5
4.580% due 12/01/2032 •	3	4
4.599% due 05/01/2025 •	3	3
4.611% due 01/01/2036 •	790	830
4.645% due 12/01/2029 •	6	6
4.665% due 08/01/2036 •	67	70
4.737% due 12/01/2035 •	27	27
4.776% due 12/01/2029 •	5	5
4.848% due 08/01/2028 •	8	8
5.098% due 10/01/2025 •	16	16
Fannie Mae UMBS
4.000% due 05/01/2030 - 12/01/2041	2,245	2,363
4.500% due 04/01/2028 - 11/01/2029	334	353
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	16,586
2.524% due 07/25/2031 •	328	326
2.894% due 06/15/2030 - 12/15/2032 •	54	54
2.944% due 06/15/2031 •	22	22
3.094% due 02/15/2027 •	4	4
3.488% due 02/25/2045 •	484	483
3.704% due 10/25/2044 •	1,544	1,560
3.904% due 07/25/2044 •	960	987
4.301% due 02/01/2025 •	4	4
4.383% due 02/01/2024 •	10	11
4.500% due 06/15/2035 - 09/15/2035	1,515	1,575
4.579% due 06/01/2035 •	1,357	1,427
4.640% due 04/01/2027 •	1	1
4.708% due 05/01/2032 •	5	5
4.873% due 02/01/2035 •	404	424
4.912% due 07/01/2029 •	5	6
4.958% due 01/01/2032 •	6	7
4.975% due 02/01/2032 •	2	2
4.980% due 02/01/2032 •	2	3
5.000% due 01/15/2034	3,099	3,364
5.500% due 08/15/2030 - 10/01/2039	82	89
6.500% due 10/25/2043	556	661

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	131	133
3.625% due 04/20/2027 - 04/20/2032 •	81	84
3.750% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	200	205
4.000% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	24	24
4.000% due 03/20/2025 - 02/20/2030 •	399	403
4.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	24	25
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	118,712
Residual Funding Corp. STRIPS(a)
0.000% due 01/15/2030	18,000	14,000
Small Business Administration
3.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	57	57
4.500% due 03/01/2023	74	77
4.760% due 09/01/2025	2,851	2,989
4.770% due 04/01/2024	609	635
4.930% due 01/01/2024	372	387
5.240% due 08/01/2023	250	261
7.060% due 11/01/2019	9	9
7.220% due 11/01/2020	24	24
Total U.S. Government Agencies (Cost $150,246)		174,332

U.S. TREASURY OBLIGATIONS 104.5%

U.S. Treasury Bonds
2.750% due 08/15/2042 (c)	117,500	123,205
2.750% due 11/15/2042	110,900	116,183
2.875% due 05/15/2043 (c)	270,960	289,610
3.000% due 05/15/2042 (c)	201,200	220,161
3.125% due 02/15/2043	41,250	45,968
3.625% due 08/15/2043	53,000	63,931
3.750% due 11/15/2043	22,120	27,211
4.375% due 02/15/2038	84,630	111,811
4.375% due 05/15/2040	1,490	1,983
4.500% due 05/15/2038	31,463	42,243
8.000% due 11/15/2021 (e)	44,700	51,118
U.S. Treasury Notes
2.000% due 02/28/2021 (c)	238,400	239,112
2.000% due 08/31/2021	7,000	7,036
2.000% due 07/31/2022 (c)	333,000	335,699
2.000% due 05/31/2024	103,910	105,089
2.125% due 09/30/2024	27,200	27,653
2.250% due 10/31/2024	49,610	50,750
2.250% due 11/15/2025	47,400	48,523
2.750% due 02/15/2024	4,870	5,084
2.875% due 05/15/2028	9,680	10,389
Total U.S. Treasury Obligations (Cost $1,870,374)		1,922,759

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%

Bear Stearns Adjustable Rate Mortgage Trust
4.436% due 02/25/2033 ~	15	14
4.677% due 11/25/2034 ~	733	732
4.761% due 01/25/2034 ~	220	227
4.785% due 04/25/2033 ~	46	47
5.026% due 04/25/2033 ~	61	64
5.363% due 04/25/2033 ~	4	4
Bear Stearns ALT-A Trust
2.564% due 02/25/2034 •	1,352	1,374
3.987% due 11/25/2036 ^~	17,248	14,478
4.110% due 11/25/2036 ~	10,838	10,083
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.654% due 08/25/2035 •	325	327
Citigroup Mortgage Loan Trust
4.810% due 05/25/2035 •	384	391
Countrywide Alternative Loan Trust
2.563% due 02/20/2047 ^•	4,765	3,784
2.564% due 02/25/2047 •	450	436
2.584% due 05/25/2047 •	2,825	2,744
2.593% due 03/20/2046 •	3,600	3,336
2.604% due 05/25/2036 •	53	47
2.614% due 05/25/2035 •	599	576
2.684% due 12/25/2035 •	238	235
3.504% due 02/25/2036 •	291	275
5.500% due 03/25/2036 ^	1,274	944
Countrywide Home Loan Mortgage Pass-Through Trust
2.862% due 04/25/2035 ~	370	340
2.864% due 05/25/2035 •	950	881
2.984% due 04/25/2035 •	123	116
3.064% due 02/25/2035 •	584	584
3.084% due 02/25/2035 •	334	323
3.844% due 09/20/2036 ^~	3,571	3,139
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust
2.650% due 08/19/2045 •	402	392
GreenPoint Mortgage Funding Trust
2.844% due 06/25/2045 •	492	469
GSR Mortgage Loan Trust
4.180% due 04/25/2036 ~	2,901	2,613
HarborView Mortgage Loan Trust
2.520% due 03/19/2037 •	1,243	1,216
2.830% due 05/19/2035 •	1,286	1,250
Impac CMB Trust
3.404% due 07/25/2033 •	34	33
IndyMac Mortgage Loan Trust
3.044% due 02/25/2035 •	1,878	1,842
JPMorgan Mortgage Trust
4.536% due 07/25/2035 ~	525	545
4.586% due 02/25/2036 ^~	637	579
MASTR Adjustable Rate Mortgages Trust
4.254% due 05/25/2034 ~	137	137
Merrill Lynch Mortgage Investors Trust
4.044% due 12/25/2032 •	54	55
Residential Accredit Loans, Inc. Trust
2.704% due 08/25/2035 •	976	882
3.864% due 09/25/2045 •	370	349
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	389	438
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	18	19
Sequoia Mortgage Trust
2.733% due 07/20/2033 •	687	676
2.853% due 07/20/2033 •	483	455
3.090% due 10/19/2026 •	261	265
Structured Adjustable Rate Mortgage Loan Trust
3.904% due 01/25/2035 ^•	305	296
Structured Asset Mortgage Investments Trust
2.624% due 05/25/2036 •	14,320	13,523
2.970% due 07/19/2034 •	93	93
3.090% due 03/19/2034 •	209	210
WaMu Mortgage Pass-Through Certificates Trust
2.458% due 05/25/2046 •	443	427
2.458% due 12/25/2046 •	988	998
2.595% due 07/25/2046 •	4,653	4,476
2.595% due 08/25/2046 •	11,244	10,755
2.595% due 09/25/2046 •	1,803	1,848
2.595% due 10/25/2046 •	816	788
2.664% due 11/25/2045 •	1,112	1,124
2.674% due 12/25/2045 •	495	501
3.234% due 01/25/2047 •	825	850
3.292% due 12/25/2046 •	1,827	1,837
3.484% due 06/25/2046 •	2,421	2,402
3.504% due 02/25/2046 •	1,799	1,839
3.704% due 11/25/2042 •	332	325
4.814% due 03/25/2034 ~	78	81
Washington Mutual Mortgage Pass-Through Certificates Trust
3.628% due 05/25/2033 ~	40	39
3.941% due 02/25/2033 ~	6	6
4.615% due 02/25/2033 ~	1	1
Wells Fargo Mortgage-Backed Securities Trust
4.678% due 11/25/2033 ~	22	22
Total Non-Agency Mortgage-Backed Securities (Cost $107,863)		100,158

ASSET-BACKED SECURITIES 0.4%

Asset-Backed Securities Corp. Home Equity Loan Trust
2.484% due 05/25/2037 •	24	17
2.914% due 06/15/2031 •	268	253
2.934% due 11/15/2031 •	15	15
Bear Stearns Asset-Backed Securities Trust
2.514% due 04/25/2031 •	899	1,321
3.064% due 10/25/2032 •	20	20
CIT Group Home Equity Loan Trust
2.970% due 06/25/2033 •	138	138
Citigroup Global Markets Mortgage Securities, Inc.
3.754% due 01/25/2032 •	125	126
Credit Suisse First Boston Mortgage Securities Corp.
3.024% due 01/25/2032 •	67	67
Credit-Based Asset Servicing & Securitization Trust
2.474% due 01/25/2037 ^•	1,046	442
GE-WMC Mortgage Securities Trust
2.444% due 08/25/2036 •	53	35
GSAMP Trust
2.474% due 12/25/2036 •	522	307
2.584% due 11/25/2035 •	148	31
Home Equity Asset Trust
3.324% due 02/25/2033 •	1	1

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

HSI Asset Securitization Corp. Trust
2.454% due 10/25/2036 •	132	70
JPMorgan Mortgage Acquisition Trust
2.484% due 08/25/2036 •	33	19
LA Arena Funding LLC
7.656% due 12/15/2026	15	16
Lehman ABS Mortgage Loan Trust
2.494% due 06/25/2037 •	557	407
Long Beach Mortgage Loan Trust
2.964% due 10/25/2034 •	1,548	1,522
MASTR Asset-Backed Securities Trust
2.454% due 11/25/2036 •	95	45
Merrill Lynch Mortgage Investors Trust
2.524% due 02/25/2037 •	317	138
Morgan Stanley ABS Capital, Inc. Trust
2.464% due 05/25/2037 •	239	214
Morgan Stanley IXIS Real Estate Capital Trust
2.454% due 11/25/2036 •	37	19
New Century Home Equity Loan Trust
2.584% due 05/25/2036 •	572	543
Renaissance Home Equity Loan Trust
3.104% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
2.484% due 11/25/2036 ^•	536	209
2.550% due 12/25/2036 ^	1,675	564
Soundview Home Loan Trust
2.464% due 11/25/2036 •	544	232
2.484% due 06/25/2037 •	291	205
Total Asset-Backed Securities (Cost $9,923)		6,978

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
		5,065
Total Short-Term Instruments (Cost $5,065)		5,065
Total Investments in Securities (Cost $2,144,476)		2,210,311
	SHARES

INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	6,586,865	65,157
Total Short-Term Instruments (Cost $65,145)		65,157
Total Investments in Affiliates (Cost $65,145)		65,157
Total Investments 123.7% (Cost $2,209,621)		$2,275,468
Financial Derivative Instruments (d) 0.1%(Cost or Premiums, net $20,022)		1,314
Other Assets and Liabilities, net (23.8)%		(436,623)

Net Assets 100.0%		$1,840,159

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	06/28/2019	07/01/2019	$5,065	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,167)	$5,065	$5,066
Total Repurchase Agreements						$(5,167)	$5,065	$5,066

REVERSE REPURCHASE AGREEMENTS:

					Payable for
					Reverse
				Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Borrowed(2)	Agreements
BOM	2.580%	04/12/2019	07/12/2019	$(2,849)	$(2,866)
BSN	2.540	04/04/2019	07/02/2019	(227,503)	(228,916)
JPS	2.580	05/06/2019	08/06/2019	(182,314)	(183,045)
	2.600	04/17/2019	07/16/2019	(36,713)	(36,912)
Total Reverse Repurchase Agreements					$(451,739)

SALE-BUYBACK TRANSACTIONS:

					Payable for
				Amount	Sale-Buyback
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Borrowed(2)	Transactions(3)
UBS	2.600%	04/23/2019	07/24/2019	$(46,317)	$(46,548)
	2.600	04/23/2019	07/24/2019	(49,803)	(50,051)
Total Sale-Buyback Transactions					$(96,599)

SHORT SALES:

		Maturity	Principal		Payable for
Description	Coupon	Date	Amount	Proceeds	Short Sales
U.S. Government Agencies (1.1)%
Fannie Mae UMBS, TBA	4.000%	08/01/2049	$17,000	$(17,555)	$(17,562)
Fannie Mae UMBS, TBA	4.500	08/01/2049	3,000	(3,133)	(3,134)
Total Short Sales (1.1)%				$(20,688)	$(20,696)

(c)	Securities with an aggregate market value of $565,220 have been pledged as collateral under the terms of master agreements as of June 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended June 30, 2019 was $(732,939) at a weighted average interest rate of 2.574%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(160) of deferred price drop.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of			Market
Description	Price	Date	Contracts	Notional Amount	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	$106.500	08/23/2019	348	$348	$3	$0
Put - CBOT U.S. Treasury 5-Year Note September 2019 Futures	108.000	08/23/2019	23,725	23,725	204	24
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	109.500	08/23/2019	935	935	8	1
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	110.000	08/23/2019	1,628	1,628	14	2
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.000	08/23/2019	150	150	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	111.500	08/23/2019	11,104	11,104	95	11
Put - CBOT U.S. Treasury 10-Year Note September 2019 Futures	112.000	08/23/2019	5,997	5,997	52	6
Call - CBOT U.S. Treasury 30-Year Bond September 2019 Futures	195.000	08/23/2019	3,927	3,927	34	4
Total Purchased Options					$411	$48

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2019	161	$34,644	$191	$0	$(7)
U.S. Treasury 5-Year Note September Futures	09/2019	24,210	2,860,563	35,818	0	0
U.S. Treasury 10-Year Note September Futures	09/2019	14,690	1,879,861	33,747	459	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2019	160	28,410	1,141	0	(30)
				$70,897	$459	$(37)

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2019	248	$(38,587)	$(1,039)	$31	$0
Total Futures Contracts				$69,858	$490	$(37)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/
Receive						Premiums	Unrealized
Floating			Payment	Maturity	Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.061%	Semi-Annual	12/21/2019	$445,000	$0	$(407)	$(407)	$0	$(35)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	17,700	(247)	(574)	(821)	25	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	349,800	19,858	(29,413)	(9,555)	579	0
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(3,424)	(3,424)	244	0
Total Swap Agreements						$19,611	$(33,818)	$(14,207)	$848	$(35)

(e)	Securities with an aggregate market value of $47,178 and cash of $4,088 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,019	$0	$1,019
U.S. Government Agencies	0	174,332	0	174,332
U.S. Treasury Obligations	0	1,922,759	0	1,922,759
Non-Agency Mortgage-Backed Securities	0	100,158	0	100,158
Asset-Backed Securities	0	6,978	0	6,978
Short-Term Instruments
Repurchase Agreements	0	5,065	0	5,065

	$0	$2,210,311	$0	$2,210,311
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2019 (Unaudited)

Central Funds Used for Cash Management Purposes	$65,157	$0	$0	$65,157

Total Investments	$65,157	$2,210,311	$0	$2,275,468

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,696)	$0	$(20,696)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$490	$896	$0	$1,386

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(37)	$(35)	$0	$(72)

Total Financial Derivative Instruments	$453	$861	$0	$1,314

Totals	$65,610	$2,190,476	$0	$2,256,086

There were no significant transfers into or out of Level 3 during the period ended June 30, 2019.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC, PIMCO Short Asset Portfolio Subsidiary, LLC, PIMCO Short-Term Floating NAV III Subsidiary, LLC, MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subscription	% of Fund
Fund Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	32.56%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	23.49%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	10.57%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	05/01/2018	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	13.36%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	12.54%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	05/08/2018	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	25.46%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	0.78%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	2.85%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	23.18%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each fund other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier

Notes to Financial Statements (Cont.)

closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which

Notes to Financial Statements (Cont.)

utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below may invest substantially all or a significant portion of their assets in PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2019 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$610,742	$74,824	$(8,630)	$159	$(10,274)	$666,821	$4,980	$0
PIMCO CommodityRealReturn Strategy Fund®	185,288	2,514	(3,602)	(117)	(3,425)	180,658	2,514	0
PIMCO Dynamic Bond Fund	272,179	2,541	(7,491)	6	986	268,221	2,541	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,956,853	132,363	(44,557)	(3,318)	36,273	2,077,614	23,747	0
PIMCO Emerging Markets Local Currency and Bond Fund	786,801	12,396	(126,424)	(55,045)	90,230	707,958	12,396	0
PIMCO Extended Duration Fund	503,683	91,359	(6,648)	133	37,164	625,691	3,756	0
PIMCO Government Money Market Fund	59,996	530,058	(528,292)	0	0	61,762	311	0
PIMCO High Yield Fund	188,391	1,870	(65,190)	2,459	(332)	127,198	1,869	0
PIMCO High Yield Spectrum Fund	287,735	3,916	(42,259)	(1,014)	3,748	252,126	3,917	0
PIMCO Income Fund	1,031,707	139,739	(235,111)	1,957	7,918	946,210	13,766	0
PIMCO Investment Grade Credit Bond Fund	367,411	3,672	(22,024)	(671)	11,372	359,760	3,672	0
PIMCO Long Duration Total Return Fund	232,571	2,169	(2,174)	(204)	11,732	244,094	2,170	0
PIMCO Long-Term Real Return Fund	1,078,623	17,910	(106,058)	6,002	25,231	1,021,708	15,448	0
PIMCO Long-Term U.S. Government Fund	171,805	90,499	(4,783)	29	12,635	270,185	1,727	0
PIMCO Low Duration Fund	699,496	148,489	(310,378)	(625)	4,438	541,420	6,319	0
PIMCO Mortgage Opportunities and Bond Fund	126,242	15,838	0	0	638	142,718	1,131	0
PIMCO RAE Emerging Markets Fund	1,315,955	214,396	(3,149)	(427)	39,918	1,566,693	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,194,312	181,303	(17,204)	(461)	(10,233)	1,347,717	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	575,071	2,062	(66,343)	(7,799)	7,516	510,507	2,063	0
PIMCO RAE Low Volatility PLUS International Fund	342,324	811	(5,987)	(694)	6,711	343,165	811	0
PIMCO RAE PLUS EMG Fund	2,129,013	6,062	(42,822)	(5,118)	87,513	2,174,648	0	0
PIMCO RAE PLUS International Fund	170,974	69,489	(3,346)	(949)	4,065	240,233	998	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,202,719	23,268	(61,144)	(422)	(12,218)	1,152,203	21,161	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	172,977	55,174	0	0	5,131	233,282	623	0
PIMCO Real Return Fund	224,643	1,632	(39,579)	(562)	4,027	190,161	1,632	0
PIMCO RealEstateRealReturn Strategy Fund	702,447	10,597	(117,493)	10,784	(1,626)	604,709	8,598	0
PIMCO Short-Term Floating NAV Portfolio III	7,349	237,032	(243,200)	(4)	0	1,177	31	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	570,742	9,371	(13,347)	(518)	13,157	579,405	9,370	0
PIMCO Total Return Fund	442,296	55,615	(118,329)	839	8,634	389,055	3,929	0
PIMCO TRENDS Managed Futures Strategy Fund	181,921	938	(4,969)	(32)	1,501	179,359	937	0
Totals	$17,792,266	$2,137,907	$(2,250,533)	$(55,612)	$382,430	$18,006,458	$150,417	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$251,818	$22,072	$(30,486)	$2,034	$(5,840)	$239,598	$1,815	$0
PIMCO CommodityRealReturn Strategy Fund®	56,131	1,453	(2,280)	(58)	(1,065)	54,181	762	0
PIMCO Dynamic Bond Fund	93,361	1,718	(4,978)	12	327	90,440	877	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	698,030	8,033	(39,212)	(7,916)	18,603	677,538	8,033	0
PIMCO Emerging Markets Local Currency and Bond Fund	291,033	5,354	(59,130)	(27,262)	39,767	249,762	4,408	0
PIMCO Extended Duration Fund	134,428	1,505	(6,774)	459	7,544	137,162	908	0
PIMCO Government Money Market Fund	34,192	451,949	(454,406)	0	0	31,735	158	0
PIMCO High Yield Fund	43,664	1,132	(20,029)	1,162	(691)	25,238	397	0
PIMCO High Yield Spectrum Fund	111,588	2,090	(16,770)	(703)	1,760	97,965	1,520	0
PIMCO Income Fund	303,947	137,399	(96,274)	144	3,225	348,441	4,643	0
PIMCO Investment Grade Credit Bond Fund	99,962	1,586	(10,453)	93	2,838	94,026	1,023	0
PIMCO Long Duration Total Return Fund	68,257	1,376	(2,871)	(160)	3,536	70,138	637	0
PIMCO Long-Term Real Return Fund	293,520	5,072	(37,515)	1,968	6,364	269,409	4,128	0
PIMCO Long-Term U.S. Government Fund	0	45,534	0	0	2,597	48,131	218	0
PIMCO Low Duration Fund	243,986	52,830	(97,392)	115	1,080	200,619	2,104	0
PIMCO Mortgage Opportunities and Bond Fund	40,648	328	(1,655)	6	176	39,503	328	0
PIMCO RAE Emerging Markets Fund	511,606	30,683	(11,880)	(567)	15,287	545,129	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	337,483	68,501	(8,952)	(249)	(2,552)	394,231	0	0
PIMCO RAE International Fund	60,723	0	(4,116)	(145)	911	57,373	0	0

Notes to Financial Statements (Cont.)

PIMCO RAE Low Volatility PLUS EMG Fund	220,965	846	(12,359)	(1,630)	1,682	209,504	846	0
PIMCO RAE Low Volatility PLUS Fund	80,518	238	(29,330)	(4,479)	5,795	52,742	238	0
PIMCO RAE Low Volatility PLUS International Fund	101,725	31,433	(5,673)	(755)	2,738	129,468	308	0
PIMCO RAE PLUS EMG Fund	730,610	0	(101,127)	(6,337)	29,763	652,909	0	0
PIMCO RAE PLUS International Fund	167,220	21,702	(9,397)	(1,196)	3,408	181,737	759	0
PIMCO RAE US Small Fund	56,196	0	(3,755)	(464)	760	52,737	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	424,657	7,287	(34,683)	690	(5,171)	392,780	7,287	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	130,138	24,454	(2,114)	(509)	3,858	155,827	469	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	48,392	0	(1,727)	2	1,398	48,065	188	0
PIMCO Real Return Fund	49,467	1,153	(2,138)	(7)	915	49,390	423	0
PIMCO RealEstateRealReturn Strategy Fund	325,140	4,809	(66,000)	6,653	(2,801)	267,801	3,863	0
PIMCO Short-Term Floating NAV Portfolio III	3,185	39,718	(42,300)	1	(1)	603	17	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	232,954	3,285	(40,525)	4,996	107	200,817	3,284	0
PIMCO StocksPLUS® International Fund (Unhedged)	54,709	163	(3,791)	299	1,469	52,849	163	0
PIMCO StocksPLUS® Short Fund	1,390,464	47,064	(150,839)	(45,991)	7,085	1,247,783	0	0
PIMCO Total Return Fund	138,566	38,193	(45,846)	227	2,917	134,057	1,303	0
Totals	$7,829,283	$1,058,960	$(1,456,777)	$(79,567)	$147,789	$7,499,688	$51,107	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$110,235	$1,239	$(18,613)	$(171)	$2,905	$95,595	$1,239	$0
PIMCO Emerging Markets Corporate Bond Fund	87,195	1,016	(14,776)	(893)	3,195	75,737	1,016	0
PIMCO Emerging Markets Local Currency and Bond Fund	203,527	3,260	(34,830)	(12,256)	21,725	181,426	3,260	0
PIMCO Short-Term Floating NAV Portfolio III	2,284	8,925	(7,400)	2	0	3,811	25	0
Totals	$403,241	$14,440	$(75,619)	$(13,318)	$27,825	$356,569	$5,540	$0

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO EqS® Long/Short Fund	$10,930	$0	$0	$0	$(108)	$10,822	$0	$0
PIMCO Income Fund	41,623	580	0	0	418	42,621	580	0
PIMCO Mortgage Opportunities and Bond Fund	23,430	193	0	0	108	23,731	192	0
PIMCO Preferred and Capital Securities Fund	14,538	221	0	0	441	15,200	221	0
PIMCO RAE PLUS Fund	20,781	63	0	0	447	21,291	64	0
PIMCO Short-Term Floating NAV Portfolio III	290	49,414	(49,600)	1	0	105	14	0
Totals	$111,592	$50,471	$(49,600)	$1	$1,306	$113,770	$1,071	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$90,094	$1,068	$0	$0	$1,470	$92,632	$1,067	$0
PIMCO Short-Term Floating NAV Portfolio III	1,194	40,114	(41,200)	0	0	108	14	0
Totals	$91,288	$41,182	$(41,200)	$0	$1,470	$92,740	$1,081	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,098	$1,172	$(100)	$(12)	$(65)	$4,093	$31	$0
PIMCO Credit Opportunities Bond Fund	15,930	8,651	0	0	295	24,876	188	0
PIMCO Dynamic Bond Fund	14,017	7,672	(2,460)	(38)	106	19,297	174	0
PIMCO EqS® Long/Short Fund	8,182	2,003	(4,510)	(193)	154	5,636	0	0
PIMCO Mortgage Opportunities and Bond Fund	13,865	8,451	0	0	96	22,412	158	0

Notes to Financial Statements (Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund	10,730	4,572	(1,184)	(14)	(140)	13,964	257	0
PIMCO RealEstateRealReturn Strategy Fund	2,847	756	(144)	1	45	3,505	50	0
PIMCO Short-Term Floating NAV Portfolio III	12,414	14,985	(14,900)	1	3	12,503	85	0
PIMCO TRENDS Managed Futures Strategy Fund	16,507	5,168	(7,953)	124	(16)	13,830	72	0
Totals	$97,590	$53,430	$(31,251)	$(131)	$478	$120,116	$1,015	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2019 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$365,538	$2,813	$0	$0	$(111)	$368,240	$2,813	$0
PIMCO Diversified Income Fund	30,543	235	0	0	(9)	30,769	235	0
PIMCO Dynamic Bond Fund	362,348	2,789	0	0	(110)	365,027	2,789	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	290,749	149,155	(59,001)	(415)	104	380,592	2,755	0
PIMCO Extended Duration Fund	21,619	167	0	0	(7)	21,779	166	0
PIMCO Global Advantage® Strategy Bond Fund	1,889	9	(1,691)	(11)	12	208	9	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	33,611	36,706	(16,000)	(94)	51	54,274	406	0
PIMCO Global Bond Opportunities Fund (Unhedged)	1,421	7,525	(8,760)	(18)	10	178	24	0
PIMCO High Yield Fund	75,636	581	0	0	(23)	76,194	582	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	398,801	381,454	(32,999)	(256)	(435)	746,565	5,154	0
PIMCO International Bond Fund (Unhedged)	64,522	7,291	(38,150)	(256)	251	33,658	391	0
PIMCO Long Duration Total Return Fund	109,542	843	0	0	(33)	110,352	843	0
PIMCO Long-Term U.S. Government Fund	44,877	346	0	0	(14)	45,209	345	0
PIMCO Low Duration Fund	607,161	4,673	0	0	(184)	611,650	4,673	0
PIMCO Low Duration Fund II	51,036	393	1	0	(16)	51,414	393	0
PIMCO Moderate Duration Fund	90,340	695	0	0	(27)	91,008	695	0
PIMCO RAE Fundamental Advantage PLUS Fund	217,341	1,673	0	0	(66)	218,948	1,673	0
PIMCO RAE Low Volatility PLUS EMG Fund	127,057	978	1	0	(39)	127,997	978	0
PIMCO RAE Low Volatility PLUS International Fund	47,204	363	0	0	(14)	47,553	363	0
PIMCO RAE PLUS EMG Fund	293,687	2,260	0	0	(89)	295,858	2,260	0
PIMCO RAE PLUS Fund	270,864	2,085	(1)	0	(82)	272,866	2,085	0
PIMCO RAE PLUS Small Fund	14,068	109	0	0	(4)	14,173	108	0
PIMCO RAE Worldwide Long/Short PLUS Fund	153,983	1,185	0	0	(47)	155,121	1,185	0
PIMCO Short Asset Investment Fund	1,175,985	160,180	0	0	(433)	1,335,732	10,180	0
PIMCO Short-Term Fund	1,707,510	11,567	(225,000)	(1,122)	807	1,493,762	11,566	0
PIMCO StocksPLUS® Absolute Return Fund	241,816	1,861	0	0	(73)	243,604	1,861	0
PIMCO StocksPLUS® Fund	78,402	604	0	0	(24)	78,982	603	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	484,245	3,727	0	0	(147)	487,825	3,727	0
PIMCO StocksPLUS® International Fund (Unhedged)	402	3	0	0	0	405	3	0
PIMCO StocksPLUS® Short Fund	336,321	2,463	(79,000)	(605)	487	259,666	2,463	0
PIMCO StocksPLUS® Small Fund	195,780	1,507	0	0	(59)	197,228	1,507	0
PIMCO Total Return Fund	5,064,138	38,978	0	0	(1,538)	5,101,578	38,978	0
PIMCO Total Return Fund II	33,380	257	0	0	(10)	33,627	257	0
PIMCO TRENDS Managed Futures Strategy Fund	61,847	19,449	0	0	(32)	81,264	549	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$943,472	$418,936	$(327,900)	$28	$283	$1,034,819	$6,337	$0
PIMCO California Intermediate Municipal Bond Fund	6,623	19,843	(22,901)	5	(3)	3,567	42	0
PIMCO California Municipal Bond Fund	1,987	11,808	(5,000)	0	0	8,795	8	0
PIMCO California Short Duration Municipal Income Fund	6,366	38,127	(39,800)	2	(2)	4,693	28	0
PIMCO CommoditiesPLUS® Strategy Fund	360	582,876	(224,600)	(4)	79	358,711	1,175	0
PIMCO CommodityRealReturn Strategy Fund®	111,433	851,243	(962,501)	7	(11)	171	443	0
PIMCO Credit Opportunities Bond Fund	53,310	109,641	(63,700)	1	19	99,271	440	0
PIMCO Diversified Income Fund	164,619	459,032	(196,000)	9	120	427,780	2,133	0
PIMCO Dynamic Bond Fund	667,163	709,207	(1,049,202)	192	12	327,372	4,407	0
PIMCO EM Bond and Short-Term Investments Portfolio	226,353	1,476	0	0	69	227,898	1,475	0
PIMCO Emerging Markets Bond Fund	48,391	257,235	(248,701)	1	22	56,948	335	0
PIMCO Emerging Markets Corporate Bond Fund	228	13,605	(13,730)	0	0	103	5	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	345,568	529,323	(803,000)	103	(87)	71,907	1,323	0
PIMCO Emerging Markets Local Currency and Bond Fund	168,491	468,144	(612,200)	14	0	24,449	244	0
PIMCO Extended Duration Fund	3,413	16,403	(19,000)	0	0	816	3	0
PIMCO Global Advantage® Strategy Bond Fund	4,157	33,512	(37,500)	1	0	170	12	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	49,500	142,557	(187,300)	22	(20)	4,759	157	0
PIMCO Global Bond Opportunities Fund (Unhedged)	10,070	52,630	(62,451)	2	(1)	250	30	0
PIMCO GNMA and Government Securities Fund	2,843	86,539	(64,200)	3	0	25,185	39	0
PIMCO High Yield and Short-Term Investments Portfolio	22,910	80,179	(19,100)	1	16	84,006	279	0
PIMCO High Yield Fund	1,031,522	638,783	(845,900)	228	25	824,658	5,783	0
PIMCO High Yield Municipal Bond Fund	133,624	237,242	(352,200)	55	(31)	18,690	641	0
PIMCO High Yield Spectrum Fund	136,630	116,768	(138,000)	14	18	115,430	768	0
PIMCO Income Fund	854,219	22,192,860	(21,620,501)	1,704	108	1,428,390	31,859	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,047,810	766,486	(1,778,600)	265	(323)	35,638	1,886	0
PIMCO International Bond Fund (Unhedged)	66,634	136,201	(200,401)	9	(8)	2,435	101	0
PIMCO International Portfolio	130,550	465,207	(371,400)	24	(14)	224,367	207	0
PIMCO Investment Grade Credit Bond Fund	283,228	1,259,172	(922,499)	20	(16)	619,905	372	0
PIMCO Investment Grade Credit Bond Portfolio	70,464	291,107	(316,701)	19	(13)	44,876	207	0
PIMCO Long Duration Credit Bond Portfolio	202,647	1,771,080	(1,920,400)	(63)	3	53,267	479	0
PIMCO Long Duration Total Return Fund	13,635	61,710	(75,201)	1	1	146	10	0
PIMCO Long-Term Credit Bond Fund	267	223,052	(220,800)	6	0	2,525	52	0
PIMCO Long-Term Real Return Fund	1,825	163,964	(137,600)	2	3	28,194	64	0
PIMCO Long-Term U.S. Government Fund	4,155	3	(4,000)	0	0	158	3	0
PIMCO Low Duration Fund	193	1,592,369	(1,550,100)	0	9	42,471	1,069	0
PIMCO Low Duration Fund II	215	1	0	0	0	216	1	0
PIMCO Low Duration Income Fund	267,381	525,725	(609,200)	72	(61)	183,917	524	0
PIMCO Moderate Duration Fund	47,583	87,886	(82,500)	4	7	52,980	286	0
PIMCO Mortgage and Short-Term Investments Portfolio	154	362,008	(347,201)	15	0	14,976	108	0
PIMCO Mortgage Opportunities and Bond Fund	269,213	506,623	(670,999)	73	(74)	104,836	623	0
PIMCO Mortgage-Backed Securities Fund	478	30,812	(31,099)	1	0	192	12	0
PIMCO Municipal Bond Fund	101,794	117,620	(202,400)	47	(38)	17,023	320	0
PIMCO Municipal Portfolio	625	19,724	(17,100)	1	0	3,250	24	0
PIMCO National Intermediate Municipal Bond Fund	8,505	15,529	(20,000)	3	(3)	4,034	28	0
PIMCO New York Municipal Bond Fund	38,617	101,841	(118,600)	7	(3)	21,862	140	0
PIMCO Preferred and Capital Securities Fund	150	1	(100)	0	0	51	1	0
PIMCO RAE Fundamental Advantage PLUS Fund	303,564	488,322	(307,200)	20	87	484,793	2,321	0
PIMCO RAE Low Volatility PLUS EMG Fund	126	51,615	(35,501)	1	0	16,241	15	0
PIMCO RAE Low Volatility PLUS Fund	6,255	18,114	(22,000)	5	(5)	2,369	14	0
PIMCO RAE Low Volatility PLUS International Fund	183	71,554	(34,300)	(1)	3	37,439	54	0
PIMCO RAE PLUS EMG Fund	196,002	761,150	(804,099)	164	(142)	153,075	1,150	0
PIMCO RAE PLUS Fund	320,238	285,108	(444,700)	114	(53)	160,707	1,407	0
PIMCO RAE PLUS International Fund	66,614	162,754	(73,000)	22	6	156,396	554	0
PIMCO RAE PLUS Small Fund	36,059	37,420	(44,100)	9	1	29,389	221	0
PIMCO RAE Worldwide Long/Short PLUS Fund	188,481	443,524	(510,400)	126	(99)	121,632	724	0
PIMCO Real Return Fund	14,834	1,042,954	(819,401)	40	22	238,449	654	0
PIMCO Real Return Portfolio	167	58,509	(56,200)	0	0	2,476	9	0
PIMCO RealEstateRealReturn Strategy Fund	112,147	243,136	(354,000)	(14)	(7)	1,262	136	0
PIMCO Senior Floating Rate Fund	24,177	41,123	(45,999)	11	(5)	19,307	123	0
PIMCO Short Asset Investment Fund	558	138,838	(139,200)	1	0	197	38	0
PIMCO Short Duration Municipal Income Fund	8,269	49,549	(48,401)	0	0	9,417	49	0
PIMCO Short-Term Fund	175	1,923,186	(1,811,900)	24	(8)	111,477	386	0
PIMCO Short-Term Portfolio	126,128	136,501	(156,400)	30	0	106,259	701	0
PIMCO StocksPLUS® Absolute Return Fund	366,765	493,387	(397,300)	29	105	462,986	2,887	0
PIMCO StocksPLUS® Fund	108,278	162,659	(102,600)	5	42	168,384	959	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,454	302,105	(302,999)	8	0	8,568	106	0
PIMCO StocksPLUS® International Fund (Unhedged)	4,399	42,723	(43,100)	2	0	4,024	24	0
PIMCO StocksPLUS® Long Duration Fund	3,332	60,511	(60,300)	3	0	3,546	12	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® Short Fund	183	295,781	(285,600)	12	1	10,377	81	0
PIMCO StocksPLUS® Small Fund	297,751	367,314	(337,200)	38	64	327,967	2,114	0
PIMCO Strategic Bond Fund	52,160	7,132	(41,500)	11	(2)	17,801	232	0
PIMCO Total Return Fund	2,180,005	12,239,054	(13,808,501)	494	(355)	610,697	9,254	0
PIMCO Total Return Fund II	97,773	56,026	(125,700)	2	5	28,106	326	0
PIMCO Total Return Fund IV	9,348	17,121	(20,000)	0	0	6,469	21	0
PIMCO TRENDS Managed Futures Strategy Fund	80,585	97,312	(129,500)	26	8	48,431	611	0
PIMCO U.S. Government and Short-Term Investments Portfolio	24,611	435,172	(394,700)	63	11	65,157	572	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at June 30, 2019 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Shares Held at 03/31/2019	Shares Purchased	Shares Sold	Shares Held at 06/30/2019	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income
Clear Channel Outdoor Holdings, Inc.	0	20,851,897	0	20,851,897	$0	$(5,676)	$98,421	$0
iHeartMedia, Inc. ’A’	0	2,789,325	0	2,789,325	0	(11,772)	41,980	0
Sierra Hamilton Holder LLC	15,369,768	0	0	15,369,768	0	(633)	4,366	0
Totals	15,369,768	23,641,222	0	39,010,990	$0	$(18,081)	$144,767	$0

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Shares Held at 03/31/2019	Shares Purchased	Shares Sold	Shares Held at 06/30/2019	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$0	$17	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

5. SUBSEQUENT EVENTS

Effective July 31, 2019, PIMCO Global Multi-Asset Fund changed its name to PIMCO Global Core Asset Allocation Fund.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RVM	Capula Global Relative Value Master Fund
BSH	Banco Santander S.A. - New York Branch	JLN	JP Morgan Chase Bank N.A. London	RYL	Royal Bank of Scotland PLC
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BSS	Banco Santander S.A.	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MAC	Macquarie Bank Limited	SGY	Societe Generale, New York
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	SOG	Societe Generale
CKL	Citibank N.A. London	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CSN	Credit Suisse AG (New York)	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MFK	Millenium BCP	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC
FBF	Credit Suisse International	MZF	Mizuho Securities USA

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PHP	Philippine Peso
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
DOP	Dominican Peso	NOK	Norwegian Krone	UYU	Uruguayan Peso
EGP	Egyptian Pound	NZD	New Zealand Dollar	VND	Vietnamese Dong
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	MSE	Montreal Stock Exchange
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EURMARGIN	European Refined Margin	MTGEFNCL	FNMA 30-Year Coupon Index

ABX.HE	Asset-Backed Securities Index - Home Equity	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
ARLLMONP	Argentina Blended Policy Rate	EURSIMP	Weighted Basket of Refined Products	NDDUEAFE	MSCI EAFE Index
BADLARPP	Argentina Badlar Floating Rate Notes	FRCPXTOB	France Consumer Price ex-Tobacco Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BBSW3M	3 Month Bank Bill Swap Rate	FTSE/JSE	South African Performance Index	NDUEACWF	MSCI ACWI Index Future
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMGC	Bloomberg Gold Sub-Index	FUELCO	2020 Calendar Margin ICE Fuel Oil vs Brent	OBX	Oslo Stock Exchange Index
BCOMSK	Bloomberg Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	OMX	Stockholm 30 Index
BCOMTR	Bloomberg Commodity Index Total Return	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PIMCODB	PIMCO Custom Commodity Basket
BP0001M	1 Month GBP-LIBOR	IBEX 35	Spanish Continuous Exchange Index	PLATGOLD	Platinum-Gold Spread
BP0003M	3 Month GBP-LIBOR	IBR	Indicador Bancario de Referencia	PRIB06M	6 Month Czech Interbank Offer Rate
BRENT	Brent Crude	IOS.FN.550.	Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	PRIME	Daily US Prime Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	QSCOCAL	Calendar Margin ICE Gasoil vs Brent
CDX.IG	Credit Derivatives Index - Investment Grade	ISDA	International Swaps and Derivatives Association, Inc.	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	JETBRENT	Jet Brent Crack Swaps	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CIXBSTR3	Custom Commodity Index	JMABCT3E	J.P. Morgan Custom Commodity Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CIXBXMB	Custom Commodity Index	JMABDEWE	J.P. Morgan Custom Commodity Index	RBCAEC	Custom Commodity Forward Index
CMBX	Commercial Mortgage-Backed Index	JMABFNJ1	J.P. Morgan Custom Commodity Index	S&P 500	Standard & Poor’s 500 Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC	J.P. Morgan Nic Custom Index	SPI 200	Australian Equity Futures Index
COCL	ICE BofAML Large Cap Contingent Capital Index	JPQIPRL1	J.P. Morgan Custom Equity Basket Swap	SLVRLND	London Silver Market Fixing Ltd.
COF 11	Cost of Funds - 11th District of San Francisco	JPQIPRS1	J.P. Morgan Custom Equity Basket Swap	SOFRRATE	Secured Overnight Financing Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KOSPI	Korea Composite Stock Price Index	SPGCIAP	S&P GSCI Aluminum ER
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR01M	1 Month USD-LIBOR	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	TOPIX	Tokyo Price Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLS	Light Louisiana Sweet Crude	UKRPI	United Kingdom Retail Prices Index
DAX	Deutscher Aktien Index 30	LLSDUB	Light Louisiana Sweet Crude Oil vs. Calendar Dubai	ULSD	Ultra-Low Sulfur Diesel
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MARSDUB	Mars (Argus) vs. Calendar Dubai	US0001M	1 Month USD Swap Rate
EAFE	Europe, Australasia, and Far East Stock Index	MEHCL	Magellan East Houston WTI Crude Oil Futures	US0003M	3 Month USD Swap Rate
EBOBFUEL	Argus Eurobob Oxy Gasoline	MEHCO	Magellan East Houston WTI Crude Oil Options	US0006M	6 Month USD Swap Rate
ERADXULT	eRAFI International Large Strategy Index	MEHDUB	Magellan East Houston WTI Crude Oil vs. Dubai Crude Oil	US0012M	12 Month USD Swap Rate
ERAEMLT	eRAFI Emerging Markets Strategy Index	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil	USSW10	10 Year USSW Rate
ERAUSLT	eRAFI U.S. Large Strategy Index	MLPIEMS1	Merrill Lynch International Custom Equity Index	VSTOXX	Euro Stoxx 50 Volatility Index
ERAUSST	eRAFI U.S. Small Strategy Index	MQCP563E	Macquarie MQCP563E Custom Commodity Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	SGI	Syncora Guarantee, Inc.
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	HIBOR	Hong Kong Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	JSC	Joint Stock Company	STIBOR	Stockholm Interbank Offered Rate
ATM	At-the-money	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	TELBOR	Tel Aviv Inter-Bank Offered Rate
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix
CBO	Collateralized Bond Obligation	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	U&I	Up and In Barrier Option
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	UMBS	Uniform Mortgage-Backed Security
CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate
DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending	YOY	Year-Over-Year
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust